Schedule of Investments PIMCO All Asset All Authority Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		$817

Total Short-Term Instruments (Cost $817)		817

Total Investments in Securities (Cost $817)		817

INVESTMENTS IN AFFILIATES 138.5%
MUTUAL FUNDS (a) 137.5%
PIMCO All Asset: Multi-Real Fund	22,586,211	202,372
PIMCO All Authority: Multi-RAE PLUS Fund	27,530,921	250,807
PIMCO CommoditiesPLUS® Strategy Fund	3,289,470	21,678
PIMCO CommodityRealReturn Strategy Fund®	3,033,225	39,280
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,763,195	43,397
PIMCO Emerging Markets Local Currency and Bond Fund	14,038,358	84,511
PIMCO Extended Duration Fund	3,815,972	56,515
PIMCO High Yield Fund	7,328,111	58,552
PIMCO High Yield Spectrum Fund	989,092	8,912
PIMCO Income Fund	1,824,472	19,376
PIMCO International Bond Fund (U.S. Dollar-Hedged)	14,569,468	143,801
PIMCO Investment Grade Credit Bond Fund	1,116,381	10,036
PIMCO Long Duration Total Return Fund	7,416,781	54,884
PIMCO Long-Term Credit Bond Fund	1,544,244	14,114
PIMCO Long-Term Real Return Fund	2,799,938	35,391
PIMCO Long-Term U.S. Government Fund	4,171,242	62,485
PIMCO Low Duration Credit Fund	1,064,996	9,564
PIMCO Low Duration Fund	37,734,850	347,161
PIMCO RAE Emerging Markets Fund	4,427,778	44,499
PIMCO RAE Fundamental Advantage PLUS Fund	9,157,832	77,842
PIMCO RAE International Fund	2,011,213	15,868
PIMCO RAE PLUS EMG Fund	1,852,329	12,892
PIMCO RAE PLUS International Fund	2,242,028	16,120
PIMCO RAE Worldwide Long/Short PLUS Fund	10,351,724	77,534
PIMCO Real Return Fund	4,781,753	47,961
PIMCO RealEstateRealReturn Strategy Fund	2,950,936	74,098
PIMCO Total Return Fund	29,101,708	251,730
PIMCO TRENDS Managed Futures Strategy Fund	5,816,122	62,523

Total Mutual Funds (Cost $2,225,713)		2,143,903

SHORT-TERM INSTRUMENTS 1.0%
MUTUAL FUNDS 1.0%
PIMCO Government Money Market Fund 5.450% (a)(b)	15,679,916	15,679

Total Short-Term Instruments (Cost $15,680)		15,679

Total Investments in Affiliates (Cost $2,241,393)		2,159,582

Total Investments 138.6% (Cost $2,242,210)		$2,160,399
Other Assets and Liabilities, net (38.6)%		(601,786)

Net Assets 100.0%		$1,558,613

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$817	U.S. Treasury Notes 3.875% due 01/15/2026		$(833)	$817	$817

Total Repurchase Agreements							$(833)	$817	$817

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$817	$0	$817

					$0	$817	$0	$817
Investments in Affiliates, at Value
Mutual Funds					2,143,903	0	0	2,143,903
Short-Term Instruments
Mutual Funds					15,679	0	0	15,679

					$2,159,582	$0	$0	$2,159,582

Total Investments					$2,159,582	$817	$0	$2,160,399

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO All Asset Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		$518

Total Short-Term Instruments (Cost $518)		518

Total Investments in Securities (Cost $518)		518

INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.5%
PIMCO All Asset: Multi-RAE PLUS Fund	228,768,953	2,326,580
PIMCO All Asset: Multi-Real Fund	252,646,618	2,263,714
PIMCO Emerging Markets Bond Fund	23,501,313	197,176
PIMCO Emerging Markets Currency and Short-Term Investments Fund	36,232,104	272,828
PIMCO Emerging Markets Local Currency and Bond Fund	94,942,064	571,551
PIMCO Extended Duration Fund	20,354,357	301,448
PIMCO High Yield Fund	44,692,650	357,094
PIMCO Income Fund	15,725,742	167,007
PIMCO International Bond Fund (U.S. Dollar-Hedged)	89,028,079	878,707
PIMCO Investment Grade Credit Bond Fund	9,325,013	83,832
PIMCO Long Duration Total Return Fund	49,722,316	367,945
PIMCO Long-Term Real Return Fund	7,805,363	98,660
PIMCO Long-Term U.S. Government Fund	22,649,846	339,295
PIMCO Low Duration Fund	163,589,901	1,505,027
PIMCO RAE Emerging Markets Fund	41,224,761	414,309
PIMCO RAE Fundamental Advantage PLUS Fund	55,903,023	475,176
PIMCO RAE International Fund	18,289,428	144,304
PIMCO RAE PLUS EMG Fund	15,834,556	110,208
PIMCO RAE PLUS International Fund	14,772,289	106,213
PIMCO RAE US Fund	4,757,903	62,995
PIMCO RAE US Small Fund	7,225,835	69,585
PIMCO RAE Worldwide Long/Short PLUS Fund	62,901,807	471,134
PIMCO Real Return Fund	13,612,217	136,530
PIMCO RealEstateRealReturn Strategy Fund	6,551,010	164,496
PIMCO Total Return Fund	126,272,485	1,092,257
PIMCO TRENDS Managed Futures Strategy Fund	38,053,579	409,076

Total Mutual Funds (Cost $13,569,273)		13,387,147

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 5.450% (a)(b)	81,115,271	81,113

Total Short-Term Instruments (Cost $81,115)		81,113

Total Investments in Affiliates (Cost $13,650,388)		13,468,260

Total Investments 100.1% (Cost $13,650,906)		$13,468,778
Other Assets and Liabilities, net (0.1)%		(14,170)

Net Assets 100.0%		$13,454,608

Schedule of Investments PIMCO All Asset Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$518	U.S. Treasury Notes 3.875% due 01/15/2026		$(528)	$518	$518

Total Repurchase Agreements							$(528)	$518	$518

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$518	$0	$518

					$0	$518	$0	$518
Investments in Affiliates, at Value
Mutual Funds					13,387,147	0	0	13,387,147
Short-Term Instruments
Mutual Funds					81,113	0	0	81,113

					$13,468,260	$0	$0	$13,468,260

Total Investments					$13,468,260	$518	$0	$13,468,778

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
MUNICIPAL BONDS & NOTES 96.7%
ALABAMA 1.7%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$1,500	$1,512
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	800	884
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	700	748

		3,144

CALIFORNIA 88.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (b)	2,000	1,091
Alameda County, California Joint Powers Authority Revenue Notes, Series 2023 5.000% due 12/01/2032	1,000	1,215
Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (a)	1,150	671
0.000% due 08/01/2038 (a)	1,755	958
0.000% due 08/01/2039 (a)	1,750	896
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	285	287
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	2,015
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,250	1,328
5.000% due 02/01/2054	3,800	4,105
5.250% due 01/01/2054	1,000	1,058
5.250% due 11/01/2054	1,750	1,896
California Department of Water Resources State Revenue Bonds, Series 2022 5.000% due 12/01/2035	1,105	1,355
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 01/01/2032	1,490	1,561
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	293
5.000% due 10/01/2030	160	177
5.000% due 10/01/2031	265	289
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,500	1,530
4.000% due 03/01/2039	1,500	1,503
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,110	1,140
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	1,650	1,703
4.000% due 06/01/2050	1,000	966
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2032	1,000	1,075
California Health Facilities Financing Authority Revenue Notes, Series 2023 5.000% due 08/15/2033	1,500	1,857
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,570	2,057
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	1,100	1,299
California Municipal Finance Authority Revenue Bonds, Series 2023 4.375% due 09/01/2053	1,000	1,030
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	1,000	1,074
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	985
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,046
California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2052	3,860	3,860
California Public Finance Authority Revenue Bonds, Series 2022 4.000% due 07/15/2038	1,500	1,588
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	295	298
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	1,500	1,485
California State General Obligation Notes, Series 2023 6.000% due 03/01/2033	1,000	1,096

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

California State Public Works Board Revenue Bonds, Series 2023
5.000% due 12/01/2035	1,400	1,692
5.000% due 12/01/2036	250	300
5.000% due 12/01/2037	360	427
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,000	904
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	514
5.250% due 12/01/2056	1,100	1,104
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,027
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2040 (a)	3,475	1,778
Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019 0.000% due 06/01/2037 (a)	3,515	2,047
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015 5.000% due 06/01/2027	1,725	1,789
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (a)	2,300	1,760
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,000	1,002
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	6,660	7,405
Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (a)	1,565	1,195
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 05/01/2033	750	804
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,220	1,151
Irvine Facilities Financing Authority, California Special Tax Bonds, Series 2023 5.000% due 09/01/2037	550	654
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,578
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	786
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2050	1,500	1,501
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (a)	1,750	992
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2036	1,000	1,183
Los Angeles County, California Housing Development Authority, Revenue Bonds, Series 2023 3.375% due 01/01/2046	1,000	1,002
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016 5.000% due 06/01/2028	1,500	1,591
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2023 5.000% due 07/01/2037	1,500	1,825
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2022 5.000% due 12/01/2042	1,500	1,701
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	1,000	1,020
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,640
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	2,000	2,016
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,041
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2018 5.000% due 07/01/2029	2,725	3,055
Los Angeles Department of Water & Power water System, California Revenue Bonds, Series 2019 3.770% due 07/01/2045	1,300	1,300
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002
3.850% due 07/01/2035	4,000	4,000
3.900% due 07/01/2035	1,650	1,650
Los Angeles Department of Water & Power, California Revenue Notes, Series 2023 5.000% due 07/01/2032	2,000	2,448
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2038	1,000	1,206
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2031	1,410	1,689
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,287
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 5.000% due 08/01/2044	1,700	1,864
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 4.000% due 09/01/2039	1,000	1,049
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (a)	915	825
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,003
Northern California Gas Authority, Revenue Bonds, Series 2007 4.510% (0.67*US0003M + 0.720%) due 07/01/2027 ~	1,120	1,106
Northern California Transmission Agency Revenue Bonds, Series 2016 5.000% due 05/01/2029	1,000	1,060
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022 5.000% due 11/01/2035	500	601

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,676
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
5.000% due 09/01/2032	535	621
5.000% due 09/01/2034	500	580
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,040
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,027
Rowland Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2039 (a)	1,820	843
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015 5.000% due 12/01/2028	1,000	1,051
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	355	363
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	288
5.000% due 09/01/2031	285	293
5.000% due 09/01/2032	475	488
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2048	1,800	2,043
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	2,750	3,075
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.000% due 07/01/2039	1,500	1,655
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,130	1,264
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016 5.000% due 05/15/2028	1,875	1,996
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,690
4.000% due 08/01/2045	1,375	1,399
San Diego Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2028	1,500	1,688
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,133
5.000% due 05/01/2049	1,040	1,077
San Francisco, California City & County Certificates of Participation Bonds, Series 2021 4.000% due 04/01/2034	1,000	1,064
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,250	1,420
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 5.000% due 10/01/2034	1,500	1,664
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2023 4.000% due 10/01/2037	750	812
San Francisco, California Special Tax District, City & County General Obligation Refunding Notes, Series 2022 5.000% due 06/15/2032	1,000	1,220
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (a)	1,000	973
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	1,869
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2029 (a)	2,575	2,215
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 3.650% due 06/01/2049	1,050	1,050
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (a)	380	351
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,317
Sonoma County, California Junior College District General Obligation Notes, Series 2022 5.000% due 08/01/2029	1,500	1,722
South San Francisco Public Facilities Financing Authority Multiple Capital Projects At Orange Memorial Park, California Revenue Bonds, Series 2022 5.000% due 06/01/2036	1,000	1,138
Southwestern Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,845	1,875
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2040	500	579
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,116
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	500	542
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	826
5.000% due 09/01/2029	300	310
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2042	1,500	1,594
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2030	1,500	1,678

		165,984

FLORIDA 0.2%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (a)	650	440

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

GEORGIA 0.4%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	700	754

KENTUCKY 0.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,000	1,000

MICHIGAN 0.8%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.390% (TSFR3M) due 07/01/2032 ~	1,500	1,427

MULTI-STATE 1.3%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	1,299	1,258
2.250% due 09/25/2037	1,497	1,208

		2,466

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2037	1,000	1,123

PUERTO RICO 1.7%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.310% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	670
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (a)	2,000	1,466
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	1,000	1,007

		3,143

TEXAS 0.6%
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,000	1,123

Total Municipal Bonds & Notes (Cost $176,533)		180,604

U.S. GOVERNMENT AGENCIES 1.5%
Freddie Mac
3.200% due 09/01/2040	1,000	879
3.660% due 01/01/2039	1,998	1,844

Total U.S. Government Agencies (Cost $2,589)		2,723

SHORT-TERM INSTRUMENTS 0.8%
MUNICIPAL BONDS & NOTES 0.8%
Los Angeles County, California Facilities Inc Revenue Notes, Series 2023 5.000% due 06/28/2024	1,500	1,515

Total Municipal Bonds & Notes (Cost $1,513)		1,515

Total Short-Term Instruments (Cost $1,513)		1,515

Total Investments in Securities (Cost $180,635)		184,842

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	198,908	1,935

Total Short-Term Instruments (Cost $1,935)		1,935

Total Investments in Affiliates (Cost $1,935)		1,935

Total Investments 100.0% (Cost $182,570)		$186,777
Other Assets and Liabilities, net 0.0%		(42)

Net Assets 100.0%		$186,735

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$3,144	$0	$3,144
California	0	165,984	0	165,984
Florida	0	440	0	440
Georgia	0	754	0	754
Kentucky	0	1,000	0	1,000
Michigan	0	1,427	0	1,427
Multi-State	0	2466	0	2,466
Pennsylvania	0	1,123	0	1,123
Puerto Rico	0	3,143	0	3,143
Texas	0	1,123	0	1,123
U.S. Government Agencies	0	2723	0	2723
Short-Term Instruments
Municipal Bonds & Notes	0	1,515	0	1,515

	$0	$184,842	$0	$184,842
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,935	$0	$0	$1,935

Total Investments	$1,935	$184,842	$0	$186,777

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO California Municipal Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.3% ¤
MUNICIPAL BONDS & NOTES 92.8%
CALIFORNIA 82.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.400% due 10/01/2050 (b)	$3,000	$1,614
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,142
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2034	1,000	1,094
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	155	156
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	98
4.000% due 04/01/2034	1,000	1,038
5.000% due 04/01/2056	250	271
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	2,015
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,250	1,328
5.000% due 02/01/2054	600	648
5.250% due 01/01/2054	750	794
5.250% due 11/01/2054	1,500	1,625
5.500% due 10/01/2054	1,000	1,110
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	525	438
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	240	213
4.000% due 02/01/2056	250	188
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	207
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	946
5.000% due 06/01/2050	1,110	1,120
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	311
California Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 10/01/2043	500	527
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	203
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,250	1,275
4.000% due 10/01/2036	1,000	1,016
4.000% due 11/15/2041	100	100
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	1,000	1,009
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2033	1,000	1,074
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	234	187
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.220% (MUNIPSA) due 08/01/2047 ~	1,000	993
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (a)	4,000	222
3.650% due 01/01/2050	1,720	1,718
4.000% due 07/01/2050	1,000	992
4.125% due 01/01/2035	485	432
5.000% due 01/01/2055	480	380
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	250	263
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2035	1,175	1,404
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	300	295
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 01/01/2042	1,750	1,786
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	324
5.000% due 06/01/2043	500	535
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,495	1,385
4.000% due 09/01/2050 (c)	1,110	982
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	133

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2052	2,165	2,165
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	264
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	251
5.000% due 06/01/2046	300	295
5.000% due 08/01/2046	1,825	1,838
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,115	1,129
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	1,000	990
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	278
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,000	1,141
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	500	523
California State University Revenue Bonds, Series 2018 5.000% due 11/01/2048	250	269
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	700	779
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	252
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	2,250	2,259
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	95
5.000% due 12/01/2046	550	545
5.250% due 12/01/2056	1,000	1,003
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,100	1,143
5.000% due 12/01/2057	100	104
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,495	1,369
Central Unified School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2034 (a)	265	185
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2048	1,000	1,148
Chino Valley Unified School District, California General Obligation Bonds, Series 2020 5.000% due 08/01/2055	1,000	1,082
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	600	681
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	500	400
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	485	405
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,250	1,022
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	190
3.000% due 02/01/2057	500	340
3.100% due 07/01/2045	250	188
3.400% due 10/01/2046	495	379
3.500% due 10/01/2046	1,000	767
4.000% due 08/01/2056	500	377
4.000% due 10/01/2056	250	180
4.000% due 02/01/2057	500	361
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (b)	1,000	508
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,013
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	101
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2028 (a)	2,000	1,807
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015 5.000% due 06/01/2045	1,500	1,549
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	200	222
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (a)	7,500	886
2.746% due 06/01/2034	1,000	844
3.850% due 06/01/2050	890	825
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,000	1,049
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2026	200	211
5.000% due 06/01/2027	250	271
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (a)	500	388
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	255
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	350	299

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	152
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	750	778
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	310	293
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	1,000	990
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	255
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	100
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	163
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2038	1,215	1,277
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2050	1,500	1,501
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	134
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (a)	1,620	918
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	207
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	253
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	750	765
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	690	784
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	1,000	1,138
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2028	1,015	1,141
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	1,000	1,168
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	250
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	45	49
7.000% due 11/01/2034	200	258
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	263
Menifee Union School District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2046	1,000	1,022
Metropolitan Water District of Southern California Revenue Bonds, Series 2018 5.000% due 01/01/2037	500	552
Metropolitan Water District of Southern California Revenue Bonds, Series 2022 5.000% due 10/01/2035	1,250	1,526
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	350	356
5.000% due 08/01/2044	1,450	1,590
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	204
5.000% due 08/01/2031	150	169
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 5.000% due 09/01/2034	200	234
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	256
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 08/01/2030 (a)	500	411
Norris School District, California General Obligation Bonds, Series 2012 5.200% due 11/01/2040	250	268
Northern California Gas Authority, Revenue Bonds, Series 2007 4.510% (0.67*US0003M + 0.720%) due 07/01/2027 ~	245	242
Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	1,500	1,508
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,080
4.000% due 05/15/2051	1,500	1,521
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	1,090	1,129
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	2,000	2,007
Richmond, California Wastewater Revenue Bonds, Series 2019 5.000% due 08/01/2044	250	273
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	1,019
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	740	804
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	258
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	255
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	500	522

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2038	250	271
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	1,000	1,013
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 4.328% (US0003M + 0.550%) due 06/01/2034 ~	495	462
Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2035	600	609
4.000% due 09/01/2050	750	666
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2048	1,500	1,702
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	1,700	1,835
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,500	1,678
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019 5.000% due 08/01/2043	500	540
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 4.000% due 08/01/2045	1,625	1,654
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (a)	550	376
4.000% due 07/01/2047	400	402
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048	1,000	1,142
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	960	994
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,000	1,136
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	112
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2036	170	174
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,000	1,103
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	505
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	208
San Marcos Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2038	500	514
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	250	270
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 3.650% due 06/01/2049	1,000	1,000
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	615	620
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	204
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	600	604
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	1,008
Temple City Unified School District, California General Obligation Bonds, Series 2013 6.170% due 08/01/2036	200	231
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (a)	8,720	1,454
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (a)	4,000	764
5.000% due 06/01/2031	500	544
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	251
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	269
5.000% due 05/15/2058	100	106
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	239
Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2046	1,575	1,599
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2038	550	564

		125,082

GEORGIA 1.1%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,000	1,005
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	600	646

		1,651

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	254

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

MULTI-STATE 2.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	999	968
2.250% due 09/25/2037	1,497	1,208
4.548% due 08/25/2040	1,200	1,189

		3,365

NEVADA 0.3%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	500	509

NEW YORK 0.1%
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	200	204

PUERTO RICO 3.7%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	929	508
0.000% due 11/01/2051	1,966	938
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (a)	500	313
4.000% due 07/01/2041	600	552
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 0.000% due 07/01/2024 (a)	306	300
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.310% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	116
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (a)	12,000	2,817

		5,544

TENNESSEE 0.7%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,000	1,070

TEXAS 1.8%
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	1,000	1,000
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	900	986
5.000% due 10/15/2058	600	664

		2,650

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	300	299

Total Municipal Bonds & Notes (Cost $136,902)		140,628

U.S. GOVERNMENT AGENCIES 2.2%
Freddie Mac
3.200% due 09/01/2040	1,000	879
3.660% due 01/01/2039	1,498	1,383
5.210% due 08/01/2040	699	752
5.917% due 07/15/2040	299	301

Total U.S. Government Agencies (Cost $3,153)		3,315

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.3%		490

Total Short-Term Instruments (Cost $490)		490

Total Investments in Securities (Cost $140,545)		144,433

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	520,457	5,062

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $5,062)	5,062

Total Investments in Affiliates (Cost $5,062)	5,062

Total Investments 98.7% (Cost $145,607)	$149,495
Other Assets and Liabilities, net 1.3%	2,031

Net Assets 100.0%	$151,526

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						Zero coupon security.
	(b)						Security becomes interest bearing at a future date.
	(c)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	11/22/2022	$892	$982	0.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$490	U.S. Treasury Notes 4.875% due 11/30/2025	$(500)	$490	$490

Total Repurchase Agreements						$(500)	$490	$490

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	California			$0	$125,082	$0	$125,082
	Georgia			0	1,651	0	1,651
	Iowa			0	254	0	254
	Multi-State			0	3,365	0	3,365
	Nevada			0	509	0	509
	New York			0	204	0	204
	Puerto Rico			0	5,544	0	5,544
	Tennessee			0	1,070	0	1,070
	Texas			0	2,650	0	2,650
	Washington			0	299	0	299
U.S. Government Agencies				0	3,315	0	3,315
Short-Term Instruments
	Repurchase Agreements			0	490	0	490

				$0	$144,433	$0	$144,433
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes			$5,062	$0	$0	$5,062

Total Investments				$5,062	$144,433	$0	$149,495

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO California Municipal Intermediate Value Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2% ¤
MUNICIPAL BONDS & NOTES 94.5%
CALIFORNIA 86.3%
Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007 0.000% due 08/01/2030 (a)	$385	$320
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2036	545	595
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (a)	225	140
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2032	350	384
5.000% due 02/01/2035	250	264
California School Finance Authority Revenue Bonds, Series 2020 4.000% due 07/01/2034	300	322
California School Finance Authority Revenue Notes, Series 2020 4.000% due 07/01/2029	250	269
California State General Obligation Notes, Series 2020 4.000% due 11/01/2030	245	270
California State Public Works Board Revenue Notes, Series 2017 5.000% due 10/01/2027	220	242
California State Public Works Board Revenue Notes, Series 2022 5.000% due 08/01/2032	225	267
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	668
Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2019 5.000% due 08/01/2032	250	271
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	125	147
Corona Public Financing Authority, California Revenue Notes, Series 2016 5.000% due 11/01/2026	580	621
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2035	405	419
East Side Union High School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2030	605	630
Escondido, California General Obligation Bonds, Series 2015 5.000% due 09/01/2036	500	520
Fairfield-Suisun Unified School District, California General Obligation Notes, Series 2022 4.000% due 08/01/2026	250	260
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	933
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	339
Glendale, California Electric Revenue Bonds, Series 2016 5.000% due 02/01/2030	475	500
Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2021 4.000% due 06/01/2033	295	319
Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2034	350	388
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 11/01/2028 (a)	500	435
Kern High School District, California General Obligation Notes, (AGM Insured), Series 2020 4.000% due 08/01/2027	300	318
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	973
Los Angeles Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2031	500	599
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	396
Modesto Irrigation District, California Revenue Notes, Series 2015 5.000% due 10/01/2024	350	355
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
4.000% due 11/01/2033	345	355
5.000% due 11/01/2031	300	320
Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022 4.000% due 06/01/2036	405	440
Palmdale Elementary School District, California General Obligation Notes, Series 2020 4.000% due 08/01/2027	500	527
Pasadena Unified School District, California General Obligation Bonds, Series 2016 5.000% due 08/01/2029	250	267
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	465
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	207

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2023 (Unaudited)

Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	252
5.000% due 09/01/2025	350	359
Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 09/01/2029 (a)	450	379
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	322
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015 5.000% due 10/01/2025	300	312
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	809
Sacramento County, California Certificates of Participation Bonds, (AGM Insured), Series 2018 5.000% due 10/01/2032	550	614
Sacramento, California Special Tax Notes, Series 2015 5.000% due 09/01/2024	200	202
San Bernardino Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2034	335	351
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016 5.000% due 08/01/2035	400	426
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2023 5.000% due 10/15/2031	210	252
San Jacinto Unified School District, California General Obligation Notes, (AGM Insured), Series 2014 5.000% due 08/01/2024	750	759
San Jose Financing Authority, California Revenue Notes, Series 2021 4.000% due 10/01/2028	175	189
Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022 5.000% due 12/01/2034	400	483
Simi Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007 0.000% due 08/01/2030 (a)	475	392
South San Francisco Public Facilities Financing Authority, California Revenue Bonds, Series 2021 4.000% due 06/01/2034	750	829
Southern California Public Power Authority Revenue Bonds, Series 2014 5.000% due 07/01/2038	540	543
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	223
Ventura Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	360	422
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2038	300	349
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	250	264
West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021 4.000% due 07/01/2036	640	678
West Contra Costa Healthcare District, California Special Tax Notes, Series 2021 5.000% due 07/01/2029	120	136
West Hills Community College District, California General Obligation Notes, Series 2023 5.000% due 08/01/2027	350	382

		24,672

ILLINOIS 6.8%
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	230	230
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,033
University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	686

		1,949

KENTUCKY 0.4%
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	124

MULTI-STATE 1.0%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 0.000% due 12/25/2036	300	290

Total Municipal Bonds & Notes (Cost $27,116)		27,035

	SHARES
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.7%
Fidelity Investments Money Market Government Portfolio, Class I 5.520% (b)	189,445	190

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $190)		190

Total Investments in Securities (Cost $27,306)		27,225

INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	111,453	1,084

Total Short-Term Instruments (Cost $1,083)		1,084

Total Investments in Affiliates (Cost $1,083)		1,084

Total Investments 99.0% (Cost $28,389)		$28,309
Other Assets and Liabilities, net 1.0%		289

Net Assets 100.0%		$28,598

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$24,672	$0	$24,672
Illinois	0	1,949	0	1,949
Kentucky	0	124	0	124
Multi-State	0	290	0	290
Short-Term Instruments
Mutual Funds	190	0	0	190

	$190	$27,035	$0	$27,225
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,084	$0	$0	$1,084

Total Investments	$1,274	$27,035	$0	$28,309

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.8% ¤
MUNICIPAL BONDS & NOTES 92.6%
CALIFORNIA 84.2%
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	$1,160	$1,162
Alhambra Unified School District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2048	2,500	2,872
Alum Rock Union Elementary School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2048	1,210	1,361
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2047	3,925	4,160
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (a)	2,000	901
Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2052	1,500	1,674
Brentwood Union School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2052	1,425	1,590
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,815	1,833
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,525	3,551
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	2,500	2,708
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 04/01/2040	1,565	1,588
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 5.000% due 11/01/2050	1,000	1,068
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/15/2048	3,975	4,123
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.000% due 05/15/2051	2,000	1,986
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	500
California Municipal Finance Authority Revenue Bonds, (CM Insured), Series 2019 5.000% due 01/01/2049	1,000	1,061
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 06/01/2042	2,000	2,104
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2014 5.000% due 08/01/2043	2,455	2,459
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	135	135
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,575	2,599
California State Public Works Board Revenue Bonds, Series 2021 4.000% due 11/01/2046	3,000	3,050
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,237
Cambrian School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2046	1,750	1,904
Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2046	1,150	1,318
Central School District, California General Obligation Bonds, (BAM Insured), Series 2022 0.000% due 08/01/2044 (a)	1,275	525
Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,000	2,015
Chowchilla Union High School District, California General Obligation Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,279
Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022 5.000% due 11/01/2042	1,000	1,105
Discovery Bay California Public Financing Authority Revenue Bonds, Series 2022 5.000% due 12/01/2042	1,005	1,150
El Centro Elemenatry School District, California Election,General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2047	1,315	1,433
Elk Grove Finance Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2042	1,385	1,571
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,536
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	2,000	1,643

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2023 (Unaudited)

Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2046	2,000	2,044
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015 5.000% due 06/01/2040	4,340	4,483
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 5.000% due 09/01/2048	2,000	2,248
Jefferson Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 09/01/2049	1,450	1,627
La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022 0.000% due 04/01/2042 (a)	2,215	988
La Mesa-Spring Valley School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2047	1,275	1,405
Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022 5.250% due 04/01/2047	2,000	2,236
Lemon Grove School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	1,170	1,286
Livermore, California Certificates of Participation Bonds, Series 2022 4.750% due 04/01/2047	1,330	1,453
Long Beach, California Harbor Revenue Bonds, Series 2019 5.000% due 05/15/2044	3,000	3,289
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2015 5.000% due 12/01/2044	1,145	1,158
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	8,947
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	2,000	2,276
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	1,915	2,207
Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,252
5.000% due 09/01/2043	4,165	4,169
5.000% due 09/01/2045	2,500	2,503
Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 05/01/2047	2,000	2,201
McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022 5.250% due 11/01/2049	1,000	1,087
Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022 4.000% due 06/01/2045	1,750	1,768
Modesto Elementary School District, California General Obligation Bonds, (NPFGC Insured), Series 2023 5.000% due 08/01/2047	2,480	2,780
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
4.358% (US0003M + 0.580%) due 09/01/2027 ~	1,290	1,276
4.408% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,497
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,110
5.000% due 11/01/2052	1,000	1,091
Palmdale Financing Authority, California Revenue Bonds, (BAM Insured),Series 2023 4.500% due 06/01/2053	2,750	2,846
Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/01/2052	3,000	3,301
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 1999 0.000% due 08/01/2024 (a)	3,000	2,943
Pittsburg Unified School District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2047	1,275	1,320
Port of Los Angeles, California Revenue Bonds, Series 2014 5.000% due 08/01/2044	2,500	2,517
Ravenswood City School District California General Obligation Bonds, (AGM Insured), Series 2022 5.250% due 08/01/2045	1,275	1,428
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	3,898
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,150	5,763
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	988
4.000% due 06/01/2047	2,000	1,970
Rowland Unified School District, California General Obligation Bonds, Series 2015 4.250% due 08/01/2045	2,000	2,011
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,000	1,004
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	5,624
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,304
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	1,500	1,582
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016 5.000% due 04/01/2048	2,490	2,573
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,775
5.250% due 08/01/2048	1,500	1,726
San Diego Unified School District, California General Obligation Bonds, Series 2012 0.000% due 07/01/2040 (b)	2,500	2,547
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048	2,500	2,856
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	3,869

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2023 (Unaudited)

5.000% due 05/01/2044	4,640	4,649
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2046	4,450	4,502
San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019 5.000% due 03/01/2040	1,000	1,095
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2047	2,000	2,276
San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,543
5.000% due 08/01/2040	1,000	1,130
5.000% due 08/01/2041	1,035	1,165
San Leandro Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2048	2,000	2,268
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	3,250	3,340
Santa Clara Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,260	1,390
Santa Monica, California Community College District General Obligation Bonds, Series 2022 5.000% due 08/01/2045	1,150	1,294
South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022 0.000% due 08/01/2037 (a)	1,290	741
South Tahoe Joint Powers Financing Authority,California Revenue Bonds, Series 2023 5.250% due 10/01/2048	1,825	2,083
Southern California Public Power Authority Revenue Notes, Series 2020 5.000% due 07/01/2030	3,000	3,000
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2027	775	778
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,000	2,195
Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2049	1,000	1,163
University of California Revenue Bonds, Series 2014 4.250% due 05/15/2039	4,000	4,009
University of California Revenue Bonds, Series 2015 4.000% due 05/15/2033	2,700	2,724
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2042	2,655	2,816
Yorba Linda Water District Public Financing Corp., California Revenue Bonds, Series 2022 5.000% due 10/01/2047	1,820	2,033

		221,711

ILLINOIS 2.1%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,003
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2026	1,000	1,001
Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,001
5.000% due 01/01/2035	1,000	1,001
5.000% due 01/01/2040	805	806
Chicago Park District, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	605	606

		5,418

INDIANA 0.9%
Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022 5.000% due 12/15/2041	2,050	2,299

MULTI-STATE 1.1%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 0.000% due 12/25/2036	2,997	2,903

NEW YORK 1.7%
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022 5.000% due 05/15/2047	4,145	4,567

OHIO 0.7%
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	2,000	1,978

PENNSYLVANIA 0.8%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,100	2,123

TEXAS 0.5%
Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022 5.000% due 08/01/2042	1,160	1,290

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2023 (Unaudited)

UTAH 0.6%
Utah Infrastructure Agency Revenue Bonds, Series 2022 5.500% due 10/15/2049	1,350	1,490

Total Municipal Bonds & Notes (Cost $238,921)		243,779

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
Fidelity Investments Money Market Government Portfolio, Class I 5.520% (c)	543,205	543

Total Short-Term Instruments (Cost $543)		543

Total Investments in Securities (Cost $239,464)		244,322

INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	1,556,503	15,140

Total Short-Term Instruments (Cost $15,131)		15,140

Total Investments in Affiliates (Cost $15,131)		15,140

Total Investments 98.6% (Cost $254,595)		$259,462
Other Assets and Liabilities, net 1.4%		3,812

Net Assets 100.0%		$263,274

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$221,711	$0	$221,711
Illinois	0	5,418	0	5,418
Indiana	0	2,299	0	2,299
Multi-State	0	2,903	0	2,903
New York	0	4,567	0	4,567
Ohio	0	1,978	0	1,978
Pennsylvania	0	2,123	0	2,123
Texas	0	1,290	0	1,290
Utah	0	1,490	0	1,490
Short-Term Instruments
Mutual Funds	543	0	0	543

	$543	$243,779	$0	$244,322
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,140	$0	$0	$15,140

Total Investments	$15,683	$243,779	$0	$259,462

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.0% ¤
MUNICIPAL BONDS & NOTES 95.5%
ALABAMA 1.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$600	$663
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	600	641

		1,304

CALIFORNIA 87.4%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2034 (a)	600	420
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	220	221
Bay Area Toll Authority, California Revenue Bonds, Series 2001 5.120% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,004
Bay Area Toll Authority, California Revenue Bonds, Series 2008 4.970% (MUNIPSA + 1.100%) due 04/01/2045 ~	200	200
Bay Area Toll Authority, California Revenue Bonds, Series 2017 2.000% due 04/01/2053	1,200	1,195
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	666
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.280% (MUNIPSA) due 04/01/2056 ~	500	486
4.320% (MUNIPSA) due 04/01/2056 ~	1,000	987
Buena Park, California Revenue Notes, Series 2021 0.595% due 07/01/2024	1,000	977
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,350	2,368
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	2,000	2,126
5.000% due 02/01/2054	700	756
5.250% due 01/01/2054	1,150	1,217
5.250% due 11/01/2054	1,250	1,354
5.500% due 10/01/2054	1,000	1,110
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	276
5.000% due 06/01/2032	300	331
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	682
California Health Facilities Financing Authority Revenue Bonds, Series 1998 3.400% due 09/01/2028	1,200	1,200
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,725	1,723
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	3,500	3,622
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	605	645
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,019
California Health Facilities Financing Authority Revenue Notes, Series 2021 5.000% due 11/01/2031	550	652
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.220% (MUNIPSA) due 08/01/2047 ~	2,000	1,987
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	1,935	1,933
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.570% (MUNIPSA) due 12/01/2050 ~	1,000	975
California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,500	2,610
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2024	1,000	1,005
California Pollution Control Financing Authority Revenue Bonds, Series 2017 4.600% due 11/01/2042	1,500	1,500
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	2,500	3,044
California State General Obligation Notes, Series 2017 5.000% due 08/01/2025	2,880	2,987
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,500	1,645
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	1,820	1,947

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

California State General Obligation Notes, Series 2023 5.000% due 09/01/2025	1,000	1,039
California State Public Works Board Revenue Bonds, Series 2015 5.000% due 05/01/2028	1,500	1,543
California Statewide Communities Development Authority Revenue Bonds, Series 2006 1.450% due 04/01/2028	1,000	897
California Statewide Communities Development Authority Revenue Bonds, Series 2008 3.400% due 08/15/2047	2,280	2,280
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2024	1,100	1,104
California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 07/01/2024	300	303
City of Covina, California Revenue Notes, Series 2021 0.738% due 08/01/2024	550	536
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 5.250% due 02/01/2026	1,500	1,550
Eastern Municipal Water District, California Revenue Bonds, Series 2021 3.970% (MUNIPSA) due 07/01/2046 ~	4,000	3,992
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2024 (a)	3,525	3,525
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015 5.000% due 06/01/2045	1,920	1,983
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2024	1,000	1,008
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
0.988% due 06/01/2024	1,000	983
2.687% due 06/01/2030	1,500	1,298
Grossmont Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 07/15/2025 (a)	1,700	1,624
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	615	580
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009 3.400% due 10/01/2041	2,155	2,155
Los Angeles County, California Facilities Inc Revenue Bonds, Series 2018 5.000% due 12/01/2051	2,630	2,972
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001 2.700% due 07/01/2034	2,000	2,000
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2028	1,000	1,125
Los Angeles Department of Water & Power, California Revenue Notes, Series 2023 5.000% due 07/01/2029	2,000	2,305
Los Angeles Unified School District, California General Obligation Bonds, Series 2014 5.000% due 07/01/2025	2,500	2,526
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2028	1,000	1,122
Los Angeles Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2027	1,000	1,094
Los Angeles, California Wastewater System Revenue Notes, Series 2022 5.000% due 06/01/2025	750	775
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 4.010% (MUNIPSA) due 07/01/2047 ~	750	749
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	1,500	1,502
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	371
Orange County, California Transportation Authority Revenue Notes, Series 2021 4.000% due 10/15/2024	1,400	1,414
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	965	1,008
Sacramento County, California Special Tax Notes, Series 2022 5.000% due 09/01/2029	1,000	1,072
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 4.328% (US0003M + 0.550%) due 06/01/2034 ~	985	920
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	445	455
San Bernardino County, California Flood Control District Revenue Bonds, Series 2008 3.100% due 08/01/2037	1,850	1,850
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	1,000	1,149
San Diego Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2028	1,000	1,125
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2015 5.000% due 11/01/2024	1,300	1,325
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (a)	2,200	2,140
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 08/01/2030 (a)	2,520	2,097
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	255
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2024 (a)	1,000	983
Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	505
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	3,000	2,780

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

Solano County, California Community College District General Obligation Bonds, Series 2015 5.000% due 08/01/2028	250	260
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	286
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	609
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,014
5.000% due 06/01/2026	1,000	1,037
5.000% due 06/01/2029	500	542
University of California Revenue Notes, Series 2015 5.000% due 05/15/2025	1,500	1,551
Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (a)	1,000	920
Whittier, California Revenue Notes, Series 2021 0.519% due 06/01/2024	700	687

		114,795

GEORGIA 0.5%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	600	646

MICHIGAN 0.5%
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	500	449
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	251	247

		696

NEW JERSEY 0.8%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	1,000	1,015

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027	300	315

PENNSYLVANIA 0.7%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.961% (SOFRRATE) due 01/01/2030 ~	990	974

PUERTO RICO 2.9%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2023 5.000% due 03/01/2027	1,000	1,041
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	2,223	2,234
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018 0.000% due 07/01/2027 (a)	570	497

		3,772

SOUTH CAROLINA 0.7%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 4.000% due 10/01/2048	1,000	1,000

TENNESSEE 0.8%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,009

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $125,748)		125,526

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (b) 0.5%		663

MUNICIPAL BONDS & NOTES 1.0%
Port of Los Angeles, California Revenue Notes, Series 2023 5.000% due 06/27/2024	$1,250	1,263

Total Municipal Bonds & Notes (Cost $1,261)		1,263

Total Short-Term Instruments (Cost $1,924)		1,926

Total Investments in Securities (Cost $127,672)		127,452

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	283,308	2,756

Total Short-Term Instruments (Cost $2,755)		2,756

Total Investments in Affiliates (Cost $2,755)		2,756

Total Investments 99.1% (Cost $130,427)		$130,208
Other Assets and Liabilities, net 0.9%		1,172

Net Assets 100.0%		$131,380

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(b)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$663	U.S. Treasury Notes 4.875% due 11/30/2025		$(676)	$663	$663

Total Repurchase Agreements							$(676)	$663	$663

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$1,304	$0	$1,304
	California				0	114,795	0	114,795
	Georgia				0	646	0	646
	Michigan				0	696	0	696
	New Jersey				0	1,015	0	1,015
	Oregon				0	315	0	315
	Pennsylvania				0	974	0	974
	Puerto Rico				0	3,772	0	3,772
	South Carolina				0	1,000	0	1,000
	Tennessee				0	1,009	0	1,009
Short-Term Instruments
	Repurchase Agreements				0	663	0	663
	Municipal Bonds & Notes				0	1,263	0	1,263

					$0	$127,452	$0	$127,452
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$2,756	$0	$0	$2,756

Total Investments					$2,756	$127,452	$0	$130,208

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Climate Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.5% ¤
CORPORATE BONDS & NOTES 58.2%
BANKING & FINANCE 35.6%
AIB Group PLC 4.625% due 07/23/2029	EUR	100	$114
AXA SA 5.625% due 01/16/2054 •	GBP	100	126
Banco Bilbao Vizcaya Argentaria SA 1.375% due 05/14/2025	EUR	100	107
Bank of America Corp.
2.456% due 10/22/2025 •		$200	195
4.134% due 06/12/2028	EUR	100	114
BNP Paribas SA
0.500% due 06/04/2026 •		200	211
4.625% due 02/25/2031 •(c)(d)		$200	162
Boston Properties LP 6.500% due 01/15/2034		20	21
Caja Rural de Navarra SCC 3.000% due 04/26/2027	EUR	100	111
Castellum AB 0.750% due 09/04/2026		100	100
CBRE Services, Inc. 2.500% due 04/01/2031		$100	85
Community Preservation Corp. 2.867% due 02/01/2030		75	66
CTP NV 1.250% due 06/21/2029	EUR	200	183
Deutsche Bank AG 1.875% due 02/23/2028 •		100	104
EQT AB 0.875% due 05/14/2031		100	88
ERP Operating LP 1.850% due 08/01/2031		$100	82
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial 3.125% due 11/09/2031	EUR	100	114
European Investment Bank
0.750% due 07/15/2027	AUD	200	121
3.750% due 02/14/2033		$240	236
Farmers Exchange Capital 5.454% due 10/15/2054 •		50	42
Grainger PLC 3.375% due 04/24/2028	GBP	100	118
HAT Holdings LLC 3.750% due 09/15/2030		$125	105
Healthpeak OP LLC 2.125% due 12/01/2028		100	88
Host Hotels & Resorts LP 2.900% due 12/15/2031		50	42
Hudson Pacific Properties LP 5.950% due 02/15/2028		50	44
ING Groep NV 4.875% due 05/16/2029 •(c)(d)		200	166
JPMorgan Chase & Co. 6.070% due 10/22/2027		200	206
Kilroy Realty LP 2.500% due 11/15/2032		100	76
Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031 (b)	EUR	650	594
2.000% due 11/15/2029		300	324
LeasePlan Corp. NV 3.500% due 04/09/2025		150	166
Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029		200	198
Mizuho Financial Group, Inc. 5.778% due 07/06/2029		$200	206
Nationale-Nederlanden Bank NV 1.875% due 05/17/2032	EUR	100	103
NE Property BV 2.000% due 01/20/2030		100	89
Norinchukin Bank 5.430% due 03/09/2028		$200	204
Prologis International Funding SA
0.875% due 07/09/2029	EUR	125	122
1.750% due 03/15/2028		125	130

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Rayonier LP 2.750% due 05/17/2031		$100	84
Santander U.K. Group Holdings PLC 2.896% due 03/15/2032 •		300	256
SELP Finance SARL 0.875% due 05/27/2029	EUR	100	94
Standard Chartered PLC
0.800% due 11/17/2029		100	96
1.214% due 03/23/2025 •		$250	248
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		200	205
UDR, Inc. 3.100% due 11/01/2034		50	41
VIA Outlets BV 1.750% due 11/15/2028	EUR	100	98
Weyerhaeuser Co. 7.375% due 03/15/2032		$9	10
ZF Finance GmbH 2.000% due 05/06/2027	EUR	100	102

			6,597

INDUSTRIALS 11.7%
AP Moller - Maersk AS 5.875% due 09/14/2033		$66	69
Aptiv PLC 3.100% due 12/01/2051		50	33
Arcadis NV 4.875% due 02/28/2028	EUR	100	114
Autodesk, Inc. 2.400% due 12/15/2031		$50	43
Berkeley Group PLC 2.500% due 08/11/2031	GBP	100	99
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	150	140
Comcast Corp. 4.650% due 02/15/2033		$40	40
Continental Wind LLC 6.000% due 02/28/2033		52	53
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		70	74
Ford Motor Co. 6.100% due 08/19/2032		38	38
Forvia SE 2.375% due 06/15/2029	EUR	100	101
Gap, Inc. 3.625% due 10/01/2029		$50	43
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		200	202
Hyundai Capital America 5.800% due 06/26/2025		100	101
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		200	162
Moody's Corp.
2.000% due 08/19/2031		100	83
3.100% due 11/29/2061		30	20
MSCI, Inc. 3.625% due 09/01/2030		100	91
Oberlin College 2.874% due 10/01/2051		125	82
PepsiCo, Inc. 3.900% due 07/18/2032		40	39
ProGroup AG 3.000% due 03/31/2026	EUR	100	108
Reckitt Benckiser Treasury Services PLC 1.750% due 05/19/2032	GBP	100	107
SEB SA 1.375% due 06/16/2025	EUR	100	106
T-Mobile USA, Inc. 4.950% due 03/15/2028		$100	101
VF Corp. 4.250% due 03/07/2029	EUR	100	106
ZF North America Capital, Inc. 6.875% due 04/14/2028		$10	10

			2,165

UTILITIES 10.9%
AES Corp.
2.450% due 01/15/2031		100	84
5.450% due 06/01/2028		40	41
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		25	26
MidAmerican Energy Co. 3.650% due 08/01/2048		150	119

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Mississippi Power Co. 3.100% due 07/30/2051		50	34
National Grid PLC 3.875% due 01/16/2029	EUR	100	114
New York State Electric & Gas Corp. 5.650% due 08/15/2028		$200	205
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		100	89
Niagara Mohawk Power Corp. 5.783% due 09/16/2052		40	41
NSTAR Electric Co. 3.100% due 06/01/2051		25	18
Pacific Gas & Electric Co. 6.700% due 04/01/2053		16	17
Public Service Co. of Colorado 3.200% due 03/01/2050		100	72
Public Service Co. of Oklahoma 2.200% due 08/15/2031		100	83
Public Service Electric & Gas Co. 4.650% due 03/15/2033		50	50
Solar Star Funding LLC 5.375% due 06/30/2035		223	222
Southern California Edison Co. 2.500% due 06/01/2031		150	129
Southwestern Public Service Co.
3.150% due 05/01/2050		30	21
3.750% due 06/15/2049		50	38
SSE PLC 4.000% due 09/05/2031	EUR	100	116
TDC Net AS 5.618% due 02/06/2030		100	114
Verizon Communications, Inc.
1.500% due 09/18/2030		$280	231
5.050% due 05/09/2033		10	10
Wisconsin Electric Power Co. 4.750% due 09/30/2032		20	20
Wisconsin Power & Light Co. 4.950% due 04/01/2033		132	132

			2,026

Total Corporate Bonds & Notes (Cost $11,461)			10,788

MUNICIPAL BONDS & NOTES 1.1%
FLORIDA 0.5%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030		110	94

NEW YORK 0.6%
New York City Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010 5.724% due 06/15/2042		110	120

Total Municipal Bonds & Notes (Cost $276)			214

U.S. GOVERNMENT AGENCIES 4.7%
Uniform Mortgage-Backed Security
4.500% due 02/01/2053 - 07/01/2053		391	379
5.000% due 02/01/2053 - 10/01/2053		490	485

Total U.S. Government Agencies (Cost $834)			864

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds
2.375% due 02/15/2042		434	333
U.S. Treasury Notes
3.625% due 05/31/2028		200	198

Total U.S. Treasury Obligations (Cost $615)			531

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Credit Suisse Mortgage Capital Trust 3.431% due 11/10/2032		100	82
GCT Commercial Mortgage Trust 6.276% due 02/15/2038 •		100	75
JP Morgan Chase Commercial Mortgage Securities Trust 6.276% due 04/15/2038 •		94	94
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	91
One Bryant Park Trust 2.516% due 09/15/2054		100	85

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

VASA Trust 6.376% due 07/15/2039 •		100	91

Total Non-Agency Mortgage-Backed Securities (Cost $602)			518

ASSET-BACKED SECURITIES 5.1%
BMW Vehicle Lease Trust
5.950% due 08/25/2025		50	50
5.990% due 09/25/2026		50	51
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		75	58
4.000% due 04/20/2049		44	39
4.950% due 07/20/2049		90	83
5.520% due 02/22/2055		47	46
Helios Issuer LLC 5.750% due 12/20/2050		98	101
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		50	50
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		53	39
Mosaic Solar Loan Trust 2.640% due 01/20/2053		80	69
Sunnova Helios Issuer LLC 5.300% due 05/20/2050		97	95
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		132	117
Sunrun Demeter Issuer 2.270% due 01/30/2057		179	152

Total Asset-Backed Securities (Cost $1,035)			950

SOVEREIGN ISSUES 5.7%
Agence Francaise de Developpement EPIC 3.500% due 02/25/2033	EUR	100	116
Canada Government Bond 2.250% due 12/01/2029	CAD	50	36
European Union 2.750% due 02/04/2033	EUR	135	152
Ile-de-France Mobilites 3.050% due 02/03/2033		100	112
Kingdom of Belgium Government Bond 2.750% due 04/22/2039		100	108
Ministeries Van de Vlaamse Gemeenschap 3.250% due 01/12/2043		100	109
Nederlandse Waterschapsbank NV 3.000% due 04/20/2033		100	114
Netherlands Government International Bond 3.250% due 01/15/2044		25	31
Regie Autonome des Transports Parisiens EPIC 3.250% due 04/11/2033		100	113
Soc Nationale SNCF SACA 3.125% due 11/02/2027		100	112
United Kingdom Gilt 1.500% due 07/31/2053	GBP	70	50

Total Sovereign Issues (Cost $963)			1,053

SHORT-TERM INSTRUMENTS 15.0%
U.S. TREASURY BILLS 15.0%
5.383% due 02/08/2024 - 04/16/2024 (a)(b)		$2,800	2,774

Total Short-Term Instruments (Cost $2,774)			2,774

Total Investments in Securities (Cost $18,560)			17,692

Total Investments 95.5% (Cost $18,560)			$17,692
Financial Derivative Instruments (e)(f) (0.1)%(Cost or Premiums, net $71)			(11)
Other Assets and Liabilities, net 4.6%			851

Net Assets 100.0%			$18,532

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA	4.500%	02/01/2054	$400	$(386)	$(388)

Total Short Sales (2.1)%	$(386)	$(388)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(15) at a weighted average interest rate of 5.160%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2024	1	$94	$4	$0	$0
Euro-Bobl March Futures	03/2024	1	132	0	0	0
U.S. Treasury 5-Year Note March Futures	03/2024	63	6,853	135	6	0
United Kingdom Long Gilt March Futures	03/2024	1	131	9	0	(1)

$148	$6	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2024	5	$(757)	$(23)	$8	$0
Euro-Schatz March Futures	03/2024	3	(353)	(1)	0	0
U.S. Treasury 10-Year Note March Futures	03/2024	6	(677)	(21)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	8	(944)	(41)	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	3	(401)	(35)	1	0

$(121)	$10	$0

Total Futures Contracts	$27	$16	$(1)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	03/20/2054	GBP	60	$(3)	$(10)	$(13)	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	$280	84	33	117	1	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026	CAD	500	(31)	4	(27)	0	0

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Pay(1)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029	EUR	1,200	22	33	55	0	(4)
Pay(1)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	45	(1)	3	2	0	(1)

Total Swap Agreements	$71	$63	$134	$3	$(5)

Cash of $187 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	21	$26	$0	$0
BPS	01/2024	CHF	39	45	0	(1)
01/2024	EUR	103	113	0	(1)
01/2024	GBP	58	74	0	(1)
01/2024	$78	JPY	11,500	3	0
CBK	01/2024	EUR	4	$4	0	0
FAR	01/2024	AUD	178	121	0	0
MBC	01/2024	CAD	67	50	0	(1)
01/2024	EUR	4,685	5,151	0	(22)
01/2024	$55	AUD	83	2	0
UAG	01/2024	GBP	301	$381	0	(3)

Total Forward Foreign Currency Contracts	$5	$(29)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,597	$0	$6,597
Industrials	0	2,165	0	2,165
Utilities	0	2,026	0	2,026
Municipal Bonds & Notes
Florida	0	94	0	94
New York	0	120	0	120
U.S. Government Agencies	0	864	0	864
U.S. Treasury Obligations	0	531	0	531
Non-Agency Mortgage-Backed Securities	0	518	0	518
Asset-Backed Securities	0	950	0	950
Sovereign Issues	0	1,053	0	1,053
Short-Term Instruments
U.S. Treasury Bills	0	2,774	0	2,774

Total Investments	$0	$17,692	$0	$17,692

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(388)	$0	$(388)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	11	0	19
Over the counter	0	5	0	5

$8	$16	$0	$24
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(5)	0	(6)
Over the counter	0	(29)	0	(29)

$(1)	$(34)	$0	$(35)

Total Financial Derivative Instruments	$7	$(18)	$0	$(11)

Totals	$7	$17,286	$0	$17,293

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.5% ¤
CORPORATE BONDS & NOTES 6.2%
BANKING & FINANCE 5.8%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$201	$178
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	500	553
Bank of America Corp.
4.962% (EUR003M + 1.000%) due 08/24/2025 ~		14,600	16,192
5.933% due 09/15/2027		$5,400	5,512
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~		19,800	19,846
Barclays PLC 5.304% due 08/09/2026 •		8,900	8,869
Citibank NA
5.488% due 12/04/2026		6,100	6,212
5.864% due 09/29/2025		23,900	24,307
Credit Suisse AG 4.750% due 08/09/2024		22,000	21,873
GA Global Funding Trust 6.727% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,500	7,489
Goldman Sachs Group, Inc.
3.000% due 03/15/2024		4,900	4,873
3.272% due 09/29/2025 •		5,806	5,709
ING Groep NV 7.076% (SOFRINDX + 1.640%) due 03/28/2026 ~		9,900	9,964
JPMorgan Chase & Co.
2.301% due 10/15/2025 •		1,300	1,267
6.070% due 10/22/2027		1,100	1,132
6.702% (SOFRRATE + 1.320%) due 04/26/2026 ~		17,800	17,891
JPMorgan Chase Bank NA 5.110% due 12/08/2026		9,400	9,488
Morgan Stanley
2.188% due 04/28/2026		14,000	13,455
2.720% due 07/22/2025		300	295
Morgan Stanley Bank NA 5.882% due 10/30/2026		3,700	3,806
Toyota Motor Credit Corp. 5.920% due 08/22/2024		10,200	10,211
UBS Group AG 6.976% (SOFRRATE + 1.580%) due 05/12/2026 ~		6,061	6,090
Wells Fargo & Co. 2.406% due 10/30/2025 •		800	778
Wells Fargo Bank NA 5.254% due 12/11/2026		28,200	28,556

			224,546

INDUSTRIALS 0.3%
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		100	100
Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		5,100	5,145
6.349% due 09/12/2025		5,500	5,513

			10,758

UTILITIES 0.1%
Georgia Power Co. 6.144% due 05/08/2025		3,400	3,408
Verizon Communications, Inc. 2.355% due 03/15/2032		379	315

			3,723

Total Corporate Bonds & Notes (Cost $236,496)			239,027

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae
2.125% due 04/24/2026 (i)		5,695	5,443
5.456% due 05/01/2038 •		1,721	1,770
5.882% due 10/25/2036 •		11	10
5.902% due 08/25/2037 •		357	355
Freddie Mac
3.000% due 10/01/2026 - 11/01/2032		12,864	12,357

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

5.833% due 07/15/2036 •		132	131
5.903% due 05/15/2032 - 09/15/2042 •		963	955
6.053% due 12/15/2037 •		105	105
6.073% due 10/15/2037 ~		279	277
Ginnie Mae
0.083% due 10/16/2053 ~(a)		725	0
5.757% due 10/20/2043 •		2,014	1,907
6.187% due 10/20/2063 •		219	218
6.246% due 08/20/2068 •		2,502	2,455
U.S. Small Business Administration
4.840% due 05/01/2025		10	10
4.990% due 09/01/2024		7	7
5.160% due 02/01/2028		13	13
5.310% due 05/01/2027		19	19
5.510% due 11/01/2027		10	10
5.820% due 06/01/2026		12	11
5.870% due 07/01/2028		8	8
6.020% due 08/01/2028		5	5
6.770% due 11/01/2028		18	18
Uniform Mortgage-Backed Security
3.000% due 12/01/2026		282	275
3.500% due 02/01/2045 - 03/01/2048		1,260	1,175
Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2054 - 02/01/2054		242,700	229,734

Total U.S. Government Agencies (Cost $254,557)			257,268

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Bonds
3.000% due 05/15/2045		2,010	1,659
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024 (k)		720	704
0.125% due 07/15/2026		5,291	5,042
0.250% due 01/15/2025 (k)		1,169	1,135
0.250% due 07/15/2029 (i)(k)		1,202	1,111
0.375% due 07/15/2025 (i)		22,964	22,251
0.375% due 07/15/2025 (i)(k)		4,022	3,897
0.375% due 01/15/2027 (k)		191	182
0.500% due 01/15/2028		7,602	7,196
0.750% due 02/15/2042		2,341	1,899
0.875% due 02/15/2047		2,121	1,673
1.000% due 02/15/2049		1,023	825
1.375% due 02/15/2044 (i)		4,040	3,615
1.375% due 02/15/2044		9,950	8,903
2.125% due 02/15/2040		1,482	1,523
2.125% due 02/15/2041		132	136
2.500% due 01/15/2029 (i)		37,760	39,049
3.375% due 04/15/2032		1,260	1,411
3.875% due 04/15/2029		2,637	2,908
U.S. Treasury Notes
1.625% due 05/15/2026		25,577	24,136
2.000% due 02/15/2025		33,704	32,718

Total U.S. Treasury Obligations (Cost $170,569)			161,973

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035		1,000	958
Adjustable Rate Mortgage Trust 5.871% due 07/25/2035 «~		23	21
Ashford Hospitality Trust 6.434% due 04/15/2035 •		433	427
Atrium Hotel Portfolio Trust
6.589% due 12/15/2036 ~		1,962	1,867
6.609% due 06/15/2035 •		1,100	1,089
Avon Finance 6.087% due 12/28/2049	GBP	17,000	21,623
Banc of America Funding Trust 4.427% due 05/20/2036 «~		$189	164
Barclays Commercial Mortgage Securities Trust 6.659% due 07/15/2037 •		4,300	4,232
Bear Stearns Adjustable Rate Mortgage Trust 6.289% due 01/25/2035 ~		58	58
Bear Stearns ALT-A Trust 5.238% due 07/25/2035 ~		452	317
Bear Stearns Structured Products, Inc. Trust 4.805% due 01/26/2036 ~		39	29
Beast Mortgage Trust 6.526% due 03/15/2036 •		600	524
BFLD Trust 6.566% due 10/15/2034 ~		1,000	996
Braemar Hotels & Resorts Trust 6.354% due 06/15/2035 •		225	224
Chase Mortgage Finance Trust
4.726% due 02/25/2037 «~		60	56
5.342% due 02/25/2037 ~		54	53

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

ChaseFlex Trust 6.300% due 06/25/2036 ~		43	37
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.750% due 01/25/2035 •		1	1
Citigroup Mortgage Loan Trust 7.860% due 11/25/2035 •		20	20
Colony Mortgage Capital Ltd. 6.604% due 11/15/2038 •		6,300	6,193
Commercial Mortgage Trust 3.545% due 02/10/2036		1,000	934
Countrywide Alternative Loan Trust
6.000% due 03/25/2037		5,296	2,025
6.500% due 09/25/2037		1,354	526
Countrywide Home Loan Mortgage Pass-Through Trust
4.392% due 08/20/2035 ~		895	841
4.446% due 11/20/2034 ~		147	136
Eurosail PLC 6.289% due 06/13/2045 •	GBP	664	843
First Horizon Alternative Mortgage Securities Trust 5.850% due 04/25/2035 ~		$128	123
GS Mortgage Securities Corp. 5.366% due 05/03/2032		1,000	980
GS Mortgage Securities Corp. Trust
6.593% due 07/15/2025 •		14,179	14,072
6.876% due 08/15/2032 •		6,720	6,680
8.762% due 08/15/2039 ~		3,100	3,126
GSR Mortgage Loan Trust
4.489% due 11/25/2035 ~		41	40
4.836% due 09/25/2035 ~		4	4
HarborView Mortgage Loan Trust
5.730% due 03/19/2037 •		529	470
5.880% due 12/19/2036 •		6,513	5,204
6.090% due 11/19/2035 •		214	145
6.152% due 06/20/2035 •		280	254
Hawaii Hotel Trust 6.559% due 05/15/2038 •		15,550	15,447
HPLY Trust 6.475% due 11/15/2036 •		6,661	6,622
IndyMac INDA Mortgage Loan Trust 3.432% due 11/25/2035 ~		110	85
IndyMac INDX Mortgage Loan Trust 5.890% due 07/25/2036 •		627	609
InTown Mortgage Trust 7.851% due 08/15/2039 •		3,000	3,015
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036 þ		988	933
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		3,750	3,302
6.785% due 07/05/2033 ~		1,093	1,013
JP Morgan Mortgage Trust
4.794% due 04/25/2035 «~		2	2
5.528% due 07/25/2035 «~		5	4
MASTR Adjustable Rate Mortgages Trust 5.386% due 11/21/2034 ~		72	67
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.216% due 09/15/2030 «•		27	26
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.956% due 06/15/2030 •		3	3
Merrill Lynch Mortgage Investors Trust
4.407% due 06/25/2035 ~		101	96
4.757% due 12/25/2034 ~		32	30
4.803% due 05/25/2036 «~		2	2
MFA Trust 4.112% due 12/25/2066 ~		3,863	3,689
MRCD Mortgage Trust 2.718% due 12/15/2036		7,500	6,544
New Orleans Hotel Trust 6.398% due 04/15/2032 •		1,674	1,617
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •		1,000	925
One Market Plaza Trust 3.614% due 02/10/2032		1,000	915
One New York Plaza Trust 6.426% due 01/15/2036 •		14,400	13,729
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.230% due 12/25/2035 •		3,168	2,947
Residential Accredit Loans, Inc. Trust
5.830% due 06/25/2046 •		99	23
6.000% due 09/25/2036		126	95
6.000% due 09/25/2036 «		330	243
Residential Asset Securitization Trust 6.500% due 09/25/2036		7,158	2,455
Structured Adjustable Rate Mortgage Loan Trust 6.407% due 11/25/2034 «•		440	381
Structured Asset Mortgage Investments Trust
5.890% due 05/25/2036 •		50	34

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

6.150% due 05/19/2035 •		28	24
Thornburg Mortgage Securities Trust 6.865% due 03/25/2037 ~		1,557	1,274
Towd Point Mortgage Funding
6.365% due 10/20/2051 •	GBP	9,067	11,569
6.571% due 07/20/2045 •		7,544	9,643
Trinity Square PLC 6.070% due 07/15/2059 •		7,805	9,948
VASA Trust 6.376% due 07/15/2039 •		$4,310	3,903
Verus Securitization Trust 4.474% due 04/25/2067 þ		5,764	5,637
WaMu Mortgage Pass-Through Certificates Trust
4.510% due 06/25/2034 «~		21	18
5.240% due 01/25/2035 ~		25	23
5.966% due 10/25/2034 ~		18	17
6.210% due 11/25/2034 •		130	122
6.210% due 01/25/2045 ~		180	175
6.270% due 01/25/2045 •		155	146
Wells Fargo Mortgage-Backed Securities Trust 4.773% due 04/25/2036 ~		120	113

Total Non-Agency Mortgage-Backed Securities (Cost $191,076)			182,757

ASSET-BACKED SECURITIES 14.7%
ACE Securities Corp. Home Equity Loan Trust
6.340% due 05/25/2035 •		711	716
6.370% due 12/25/2034 •		360	326
ALME Loan Funding DAC 4.715% due 01/15/2032 •	EUR	19,451	21,282
American Money Management Corp. CLO Ltd. 6.670% due 04/25/2031 •		$597	591
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		15,200	15,269
Arbor Realty Commercial Real Estate Notes Ltd. 6.788% due 01/15/2037 •		400	394
AREIT LLC 7.600% due 06/17/2039 •		3,700	3,720
Arivo Acceptance Auto Loan Receivables Trust 3.930% due 05/15/2028		5,002	4,911
Armada Euro CLO DAC 4.762% due 11/15/2031 •	EUR	7,511	8,229
Asset-Backed Securities Corp. Home Equity Loan Trust 5.930% due 11/25/2036 •		$4,005	3,842
Atlas Senior Loan Fund Ltd.
6.745% due 01/15/2031 •		364	365
6.754% due 04/22/2031 •		891	891
Atlas Static Senior Loan Fund Ltd. 7.101% due 07/15/2030		800	800
Aurium CLO DAC 4.966% due 03/23/2032 ~	EUR	6,000	6,573
Avoca CLO DAC
4.785% due 10/15/2032 ~		8,500	9,268
4.798% due 01/12/2031 ~		3,768	4,126
Bain Capital Euro CLO DAC
4.773% due 04/20/2032 •		2,048	2,245
5.005% due 07/17/2034 •		3,900	4,236
Barings CLO Ltd.
6.605% due 04/15/2031 •		$2,580	2,577
6.667% due 01/20/2031 •		965	964
BDS Ltd.
7.156% due 03/19/2039 •		2,400	2,390
7.492% due 08/19/2038 •		1,800	1,809
Bear Stearns Asset-Backed Securities Trust
6.090% due 02/25/2036 •		7,641	7,399
6.470% due 09/25/2046 •		244	221
Benefit Street Partners CLO Ltd.
6.605% due 10/15/2030 •		1,333	1,331
6.735% due 07/15/2032 ~		500	498
6.777% due 01/20/2031 •		591	592
BHG Securitization Trust
3.750% due 06/18/2035		3,245	3,229
5.320% due 10/17/2035		441	438
Black Diamond CLO DAC 4.853% due 01/20/2032 •	EUR	6,047	6,636
Blackrock European CLO DAC 4.965% due 07/17/2034 ~		11,304	12,281
BlueMountain CLO Ltd. 6.735% due 07/15/2031 •		$594	594
BNPP AM Euro CLO DAC 4.822% due 07/22/2032 •	EUR	6,400	6,974
BPCRE Ltd. 7.758% due 01/16/2037 •		$500	500
BSPRT Issuer Ltd. 7.658% due 07/15/2039 ~		2,000	1,985

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Cairn CLO DAC 4.812% due 10/30/2030 •	EUR	1,955	2,141
Carlyle Euro CLO DAC 4.632% due 08/15/2030 ~		2,404	2,629
Carlyle Global Market Strategies CLO Ltd.
6.655% due 01/15/2031 •		$2,818	2,816
7.017% due 07/20/2032 •		500	501
Carlyle Global Market Strategies Euro CLO DAC 4.715% due 07/15/2030 •	EUR	807	886
Carlyle U.S. CLO Ltd. 6.835% due 01/15/2030 •		$434	434
Carvana Auto Receivables Trust
2.310% due 12/11/2028		4,829	4,764
6.410% due 09/10/2027		85	86
CBAM Ltd. 6.927% due 07/20/2030 •		453	453
Cedar Funding CLO Ltd. 6.764% due 07/17/2031 •		900	900
CIFC Funding Ltd.
6.657% due 04/18/2031 •		393	392
6.844% due 11/16/2030 •		622	623
6.864% due 10/17/2031 •		800	801
Citizens Auto Receivables Trust
5.739% due 09/16/2024		1,424	1,424
6.090% due 10/15/2026		1,100	1,103
CLNC Ltd. 6.720% due 08/20/2035 •		1	1
Contego CLO DAC 4.932% due 05/14/2032 ~	EUR	9,300	10,138
Countrywide Asset-Backed Certificates Trust
4.348% due 11/25/2034 •		$2,519	2,121
6.250% due 11/25/2034 •		150	144
6.325% due 08/25/2034 •		19	19
6.505% due 12/25/2035 •		2,314	2,243
CQS U.S. CLO Ltd. 7.266% due 07/20/2031		3,520	3,529
CRB Securitization Trust 6.960% due 10/20/2033		834	844
CVC Cordatus Loan Fund DAC 4.782% due 08/15/2032 •	EUR	5,157	5,641
Dryden CLO Ltd.
6.705% due 07/15/2031 •		$1,282	1,282
6.721% due 05/15/2032 •		500	499
Dryden Euro CLO DAC 1.470% due 10/15/2032	EUR	3,000	3,128
Exeter Automobile Receivables Trust 6.070% due 12/15/2025		$20,500	20,509
FHF Trust 4.430% due 01/18/2028		219	216
Fifth Third Auto Trust 5.800% due 11/16/2026		450	451
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •		4,000	3,902
Fremont Home Loan Trust
5.610% due 01/25/2037 •		1,498	738
5.710% due 10/25/2036 •		5,314	2,146
FS Rialto Issuer LLC 7.238% due 01/19/2039 •		7,400	7,285
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		5,860	5,962
6.270% due 08/16/2027		12,525	12,576
GMF Canada Leasing Trust Asset-Backed Notes 5.458% due 04/21/2025	CAD	811	617
GPMT Ltd. 6.723% due 07/16/2035 •		$1,267	1,251
Greywolf CLO Ltd. 6.800% due 01/27/2031 •		1,300	1,302
GSAMP Trust 5.670% due 11/25/2036 •		705	335
Halseypoint CLO Ltd. 7.102% due 11/30/2032 •		1,800	1,801
Harvest CLO DAC
4.695% due 01/15/2031 •	EUR	5,634	6,166
4.815% due 01/15/2032 •		5,100	5,558
Hayfin Emerald CLO DAC 4.812% due 05/27/2034 •		28,300	30,544
Hertz Vehicle Financing LLC
1.990% due 06/25/2026		$2,692	2,574
3.370% due 03/25/2025		10,450	10,411
5.490% due 06/25/2027		8,290	8,328
HGI CRE CLO Ltd. 7.038% due 04/20/2037 •		3,100	3,067
Home Equity Mortgage Loan Asset-Backed Trust 4.986% due 11/25/2034 «•		175	166
ICG Euro CLO DAC 5.015% due 10/15/2034 •	EUR	8,000	8,686

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Invesco Euro CLO DAC 4.885% due 07/15/2032 •		4,300	4,679
Jubilee CLO DAC 4.865% due 06/15/2032 ~		15,000	16,337
KKR CLO Ltd. 6.945% due 04/15/2029 •		$481	481
KREF Ltd. 6.806% due 02/17/2039 •		1,000	989
LCM LP
6.677% due 07/20/2030 •		291	291
6.785% due 10/15/2031 ~		700	699
LCM Ltd.
6.657% due 03/20/2030 •		479	479
6.757% due 04/20/2031 •		700	698
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		3,820	3,723
4.000% due 05/15/2028		7,232	7,071
LoanCore Issuer Ltd.
6.776% due 07/15/2036 •		398	393
6.776% due 11/15/2038 •		1,000	979
M360 Ltd. 6.971% due 11/22/2038 •		962	949
Madison Park Funding Ltd. 6.405% due 04/15/2029 •		1,215	1,210
Man GLG Euro CLO DAC
4.705% due 10/15/2030 •	EUR	6,049	6,628
4.775% due 10/15/2032 •		2,292	2,499
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •		$276	276
MF1 LLC 7.506% due 06/19/2037 •		2,500	2,497
MF1 Ltd. 6.706% due 02/19/2037 •		1,000	984
Morgan Stanley ABS Capital, Inc. Trust 6.505% due 07/25/2035 •		3,588	3,475
Navient Private Education Loan Trust
6.926% due 07/16/2040 •		2,038	2,046
7.076% due 10/15/2031 •		2,806	2,812
7.176% due 11/15/2030 •		1,996	2,002
Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		8,051	7,009
1.170% due 09/16/2069		362	325
7.076% due 11/15/2068 •		1,384	1,394
Navient Student Loan Trust 6.456% due 12/15/2059 •		5,857	5,809
North Westerly ESG CLO DAC 4.972% due 07/05/2032 •	EUR	10,000	10,925
OCP Euro CLO DAC 4.785% due 01/15/2032 •		3,754	4,123
Octagon Investment Partners Ltd. 6.639% due 02/14/2031 ~		$1,300	1,298
OneMain Financial Issuance Trust 6.099% due 06/16/2036 •		1,200	1,178
Option One Mortgage Loan Trust
5.610% due 01/25/2037 •		1,656	1,034
5.610% due 03/25/2037 •		1,340	898
OZLM Ltd. 6.902% due 10/30/2030 •		701	702
OZLME DAC 4.758% due 07/27/2032 •	EUR	5,166	5,651
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		$1,449	1,427
4.970% due 01/15/2030		152	151
6.060% due 03/15/2030		6,654	6,641
Palmer Square European Loan Funding DAC
4.685% due 10/15/2031 •	EUR	2,617	2,844
4.695% due 07/15/2031 •		1,658	1,808
Penta CLO DAC 4.906% due 01/25/2033 •		3,500	3,811
PFP Ltd. 7.636% due 08/19/2035 •		$2,500	2,513
Providus CLO DAC 4.802% due 02/15/2035 •	EUR	5,300	5,728
Rad CLO Ltd. 6.780% due 07/24/2032 •		$1,700	1,699
Ready Capital Mortgage Financing LLC
6.670% due 11/25/2036 •		692	688
6.987% due 01/25/2037 •		1,430	1,433
7.823% due 06/25/2037 •		1,197	1,204
7.908% due 10/25/2039 •		3,579	3,609
Regatta Funding Ltd.
6.734% due 07/17/2031 •		1,915	1,915
6.914% due 10/17/2030 •		1,099	1,099
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		494	497

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Santander Drive Auto Receivables Trust 6.180% due 02/16/2027		2,265	2,271
Saranac CLO Ltd. 6.859% due 11/20/2029 ~		130	131
Saxon Asset Securities Trust 5.780% due 09/25/2037 •		473	447
SLM Private Education Loan Trust 10.226% due 10/15/2041 •		1,490	1,568
SMB Private Education Loan Trust
6.206% due 01/15/2053 •		1,913	1,882
6.276% due 02/15/2036 •		2,968	2,945
6.276% due 01/15/2053 •		13,987	13,762
6.320% due 09/15/2054 •		251	248
Sound Point CLO Ltd. 6.807% due 04/18/2031 •		1,400	1,399
Soundview Home Loan Trust 6.420% due 10/25/2037 ~		762	558
St Paul's CLO DAC 4.885% due 04/15/2033 ~	EUR	8,000	8,725
Structured Asset Securities Corp. Mortgage Loan Trust 6.957% due 04/25/2035 •		$31	30
Symphony CLO Ltd. 6.855% due 04/15/2028 •		7,400	7,408
TCW CLO Ltd. 6.610% due 04/25/2031 •		428	428
Tesla Electric Vehicle Trust 5.540% due 12/21/2026		7,500	7,524
TIAA CLO Ltd. 6.877% due 07/20/2031 •		621	621
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~		3,200	3,135
Trillium Credit Card Trust 6.241% due 08/26/2028		12,500	12,549
TSTAT Ltd. 6.963% due 07/20/2031		800	800
Upstart Pass-Through Trust 3.800% due 04/20/2030		560	545
Upstart Securitization Trust 4.370% due 05/20/2032		274	273
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		442	432
Venture CLO Ltd. 6.678% due 08/28/2029 •		90	90
Vibrant CLO Ltd. 6.797% due 07/20/2032 •		2,300	2,284
VMC Finance LLC 7.238% due 02/18/2039 •		1,900	1,851
Voya CLO Ltd.
6.557% due 01/18/2029 •		347	347
6.635% due 06/07/2030 •		915	914
6.715% due 04/15/2031 •		773	772
6.865% due 10/15/2030 •		393	393
Voya Euro CLO DAC 4.885% due 04/15/2033 •	EUR	11,000	11,995
Wellfleet CLO Ltd.
6.567% due 04/20/2029 •		$125	126
6.847% due 07/20/2032 •		999	996
Westlake Automobile Receivables Trust 6.230% due 01/15/2027		19,600	19,712

Total Asset-Backed Securities (Cost $537,930)			569,106

SOVEREIGN ISSUES 1.1%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2024 (d)	BRL	83,000	16,656
0.000% due 07/01/2024 (d)		116,230	22,770
New Zealand Government International Bond 2.000% due 09/20/2025 (f)	NZD	2,703	1,703

Total Sovereign Issues (Cost $40,715)			41,129

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Banca Monte dei Paschi di Siena SpA (b)		46,500	157

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Total Common Stocks (Cost $91)			157

		OUNCES
COMMODITIES 11.2%
Gold Warehouse Receipts		211,273	433,727

Total Commodities (Cost $347,443)			433,727

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 81.7%
COMMERCIAL PAPER 2.7%
Arrow Electronics, Inc.
5.850% due 01/02/2024		$650	650
5.850% due 01/04/2024		1,500	1,499
5.850% due 01/10/2024		1,150	1,148
5.850% due 01/11/2024		1,250	1,247
5.850% due 01/16/2024		500	498
5.900% due 01/12/2024		1,100	1,097
5.900% due 01/19/2024		800	797
5.900% due 01/22/2024		800	797
Bacardi-Martini BV
5.950% due 01/18/2024		300	299
5.950% due 01/23/2024		1,250	1,245
Bank Of Nova Scotia 5.250% due 02/05/2024	CAD	27,500	20,640
Cigna Corp.
5.650% due 01/16/2024		$1,600	1,596
5.680% due 01/17/2024		900	897
Conagra Foods, Inc.
5.820% due 01/11/2024		1,650	1,647
5.850% due 01/18/2024		900	897
Constellation Brands, Inc.
5.680% due 01/08/2024		250	250
5.700% due 01/09/2024		350	349
5.740% due 01/05/2024		250	250
5.790% due 01/08/2024		350	349
Constellation Energy Generation LLC
5.660% due 01/09/2024		250	249
5.750% due 02/12/2024		3,000	2,977
Energy Transfer Partners LP 5.850% due 01/04/2024		1,150	1,149
ERAC USA Finance LLC
5.600% due 01/03/2024		250	250
5.600% due 01/08/2024		1,150	1,148
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		2,500	2,497
5.700% due 01/16/2024		1,000	997
5.710% due 01/16/2024		1,350	1,346
Global Payments, Inc.
6.030% due 01/03/2024		500	500
6.030% due 01/05/2024		3,600	3,596
6.030% due 01/11/2024		550	549
6.030% due 01/16/2024		1,200	1,196
6.030% due 01/17/2024		2,100	2,093
6.030% due 01/18/2024		1,600	1,595
Intercontinental Exchange, Inc.
5.600% due 01/02/2024		700	699
5.600% due 01/05/2024		300	300
Kinder Morgan, Inc. 5.700% due 01/22/2024		4,300	4,283
L3Harris Technologies, Inc.
5.770% due 02/20/2024		1,100	1,091
5.800% due 01/16/2024		1,800	1,795
Marathon Oil Corp. 6.050% due 01/03/2024		5,150	5,146
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		450	449
Quanta Storage, Inc.
5.850% due 01/04/2024		400	400
5.900% due 01/08/2024		800	799
5.900% due 01/09/2024		550	549
5.900% due 01/10/2024		700	699
5.900% due 01/12/2024		450	449
5.900% due 01/16/2024		1,150	1,147
5.900% due 01/17/2024		1,100	1,097
5.900% due 01/18/2024		700	698

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Royal Bank of Canada
5.250% due 02/07/2024	CAD	18,800	14,105
5.250% due 02/09/2024		9,900	7,425
Southern California Edison Co.
5.730% due 01/17/2024		$1,300	1,296
5.750% due 01/03/2024		450	450
5.800% due 01/02/2024		1,000	999
5.800% due 01/04/2024		450	450
5.800% due 01/08/2024		400	399
VF Corp. 6.100% due 01/17/2024		550	548
VW Credit, Inc.
5.640% due 01/03/2024		2,050	2,048
5.700% due 01/04/2024		250	250
5.710% due 01/05/2024		500	499
5.770% due 01/09/2024		250	250

			104,614

REPURCHASE AGREEMENTS (g) 68.0%			2,629,123

SHORT-TERM NOTES 0.1%
AmeriCredit Automobile Receivables Trust 5.723% due 09/18/2024		5,298	5,298
Fifth Third Auto Trust 5.618% due 08/15/2024		188	188

			5,486

HUNGARY TREASURY BILLS 0.2%
10.900% due 01/04/2024 (d)(e)	HUF	2,490,000	7,173

JAPAN TREASURY BILLS 3.3%
(0.259)% due 01/09/2024 - 02/26/2024 (c)(d)	JPY	18,230,000	129,311

U.S. TREASURY BILLS 7.4%
5.422% due 01/04/2024 - 03/28/2024 (c)(d)(i)(k)		$286,415	285,176

Total Short-Term Instruments (Cost $3,152,352)			3,160,882

Total Investments in Securities (Cost $4,931,229)			5,046,027

		SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short Asset Portfolio		14,977,557	145,222
PIMCO Short-Term Floating NAV Portfolio III		2,883	28

Total Short-Term Instruments (Cost $149,212)			145,250

Total Investments in Affiliates (Cost $149,212)			145,250

Total Investments 134.3% (Cost $5,080,441)			$5,191,277
Financial Derivative Instruments (h)(j) (0.6)%(Cost or Premiums, net $(224))			(21,302)
Other Assets and Liabilities, net (33.7)%			(1,305,930)

Net Assets 100.0%			$3,864,045

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Security did not produce income within the last twelve months.
(c)						Coupon represents a weighted average yield to maturity.
(d)						Zero coupon security.
(e)						Coupon represents a yield to maturity.
(f)						Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.510%	01/02/2024	01/03/2024		$617,100	U.S. Treasury Notes 0.375% - 2.750% due 04/30/2025 - 02/15/2028		$(629,838)	$617,100	$617,100
	5.600	12/29/2023	01/02/2024		851,000	U.S. Treasury Notes 2.750% - 2.875% due 05/15/2032 - 08/15/2032		(866,445)	851,000	851,529
CEW	4.970	12/28/2023	01/04/2024	CAD	140,000	Province of Alberta 3.300% due 12/01/2046		(100,143)	105,656	105,728
						Province of Ontario 2.050% due 06/02/2030		(7,296)
DEU	5.150	12/29/2023	01/02/2024		$9,600	U.S. Treasury Notes 0.625% due 05/15/2030		(9,789)	9,600	9,605
						U.S. Treasury Notes 0.625% due 05/15/2030		(4,385)	4,300	4,302
	5.420	12/29/2023	01/02/2024		20,700	U.S. Treasury Bonds 2.000% due 11/15/2041		(21,099)	20,700	20,712
	5.480	01/02/2024	01/03/2024		448,100	U.S. Treasury Notes 1.625% due 05/15/2031		(457,265)	448,100	448,100
	2.600	12/29/2023	01/02/2024		1,079	U.S. Treasury Notes 0.375% - 4.875% due 11/30/2025		(1,101)	1,079	1,079
FICC	5.330	12/29/2023	01/02/2024		78,800	U.S. Treasury Bonds 4.625% due 02/15/2040		(80,376)	78,800	78,847
JPS	5.360	11/02/2023	TBD(2)		150,026	U.S. Treasury Bonds 2.250% - 3.875% due 08/15/2040 - 05/15/2041		(176,679)	150,026	151,383
	5.500	12/28/2023	01/04/2024		21,756	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033		(21,661)	21,757	21,773
	5.640	12/29/2023	01/02/2024		215,200	U.S. Treasury Notes 4.125% due 01/31/2025		(219,746)	215,200	215,335
RCY	5.450	12/29/2023	01/02/2024		100,000	U.S. Treasury Notes 2.875% due 05/15/2032		(102,121)	100,000	100,061
SOG	5.380	10/24/2023	TBD(2)		5,805	Amgen, Inc. 3.625% due 05/22/2024		(1,991)	5,805	5,866
						Barclays Bank PLC 4.337% due 01/10/2028		(2,478)
						Morgan Stanley 1.593% due 05/04/2027		(1,846)

Total Repurchase Agreements								$(2,704,259)	$2,629,123	$2,631,420

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA						3.500%	02/01/2054	$14,500	$(12,861)	$(13,318)

U.S. Treasury Obligations (0.6)%
U.S. Treasury Inflation Protected Securities						1.375%	07/15/2033	22,179	(21,443)	(21,661)

Total Short Sales (0.9)%									$(34,304)	$(34,979)

Cash of $21,252 has been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)						Includes accrued interest.
(2)						Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,302) at a weighted average interest rate of 5.076%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - NYMEX Crude February 2024 Futures		$83.000	01/17/2024	23	$23	$(33)	$(2)
Call - NYMEX Crude February 2024 Futures		84.000	01/17/2024	42	42	(70)	(3)
Call - NYMEX Crude February 2024 Futures		85.000	01/17/2024	43	43	(63)	(3)
Call - NYMEX Crude February 2024 Futures		86.000	01/17/2024	44	44	(63)	(3)
Call - NYMEX Crude February 2024 Futures		87.000	01/17/2024	69	69	(110)	(3)
Call - NYMEX Crude February 2024 Futures		88.000	01/17/2024	73	73	(108)	(3)
Call - NYMEX Crude February 2024 Futures		88.500	01/17/2024	45	45	(62)	(2)
Call - NYMEX Crude March 2024 Futures		78.000	02/14/2024	50	50	(66)	(62)
Call - NYMEX Crude March 2024 Futures		78.500	02/14/2024	105	105	(153)	(119)
Call - NYMEX Crude March 2024 Futures		79.000	02/14/2024	54	54	(77)	(56)
Call - NYMEX Crude March 2024 Futures		80.000	02/14/2024	55	55	(65)	(47)
Call - NYMEX Crude March 2024 Futures		81.000	02/14/2024	55	55	(78)	(39)
Put - NYMEX Natural Gas April 2024 Futures		1.800	03/25/2024	100	1,000	(134)	(76)

						$(1,082)	$(418)

FUTURE STYLED COMMODITY OPTIONS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Dutch TTF Natural Gas April 2024 Futures		60.000	03/26/2024	47	$34	$(55)	$(48)
Call - EUREX Dutch TTF Natural Gas April 2024 Futures		65.000	03/26/2024	40	29	(64)	(34)
Call - EUREX Dutch TTF Natural Gas April 2024 Futures		70.000	03/26/2024	52	37	(71)	(39)
Call - EUREX Dutch TTF Natural Gas April 2024 Futures		75.000	03/26/2024	18	13	(43)	(12)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures		70.000	07/26/2024	9	7	(30)	(16)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures		75.000	07/26/2024	18	13	(44)	(30)
Call - EUREX Dutch TTF Natural Gas July 2024 Futures		70.000	06/26/2024	9	7	(30)	(14)
Call - EUREX Dutch TTF Natural Gas July 2024 Futures		75.000	06/26/2024	18	13	(44)	(24)
Call - EUREX Dutch TTF Natural Gas June 2024 Futures		70.000	05/24/2024	9	6	(30)	(11)
Call - EUREX Dutch TTF Natural Gas June 2024 Futures		75.000	05/24/2024	18	13	(43)	(21)
Call - EUREX Dutch TTF Natural Gas May 2024 Futures		70.000	04/26/2024	9	7	(31)	(9)
Call - EUREX Dutch TTF Natural Gas May 2024 Futures		75.000	04/26/2024	18	13	(44)	(16)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures		70.000	08/27/2024	9	6	(30)	(19)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures		75.000	08/27/2024	18	13	(43)	(35)
Put - EUREX Dutch TTF Natural Gas April 2024 Futures		25.000	03/26/2024	18	13	(44)	(32)
Put - EUREX Dutch TTF Natural Gas August 2024 Futures		25.000	07/26/2024	18	13	(46)	(58)
Put - EUREX Dutch TTF Natural Gas July 2024 Futures		25.000	06/26/2024	18	13	(46)	(52)
Put - EUREX Dutch TTF Natural Gas June 2024 Futures		25.000	05/24/2024	18	13	(44)	(43)
Put - EUREX Dutch TTF Natural Gas May 2024 Futures		25.000	04/26/2024	18	13	(46)	(39)
Put - EUREX Dutch TTF Natural Gas September 2024 Futures		25.000	08/27/2024	18	13	(44)	(60)
Call - ICE Brent Crude April 2024 Futures		84.000	02/26/2024	61	61	(85)	(84)
Call - ICE Brent Crude April 2024 Futures		84.500	02/26/2024	47	47	(63)	(59)
Call - ICE Brent Crude April 2024 Futures		85.000	02/26/2024	84	84	(124)	(98)
Call - ICE Brent Crude April 2024 Futures		86.000	02/26/2024	57	57	(103)	(58)
Call - ICE Brent Crude April 2024 Futures		87.000	02/26/2024	114	114	(193)	(99)
Call - ICE Brent Crude March 2024 Futures		87.000	01/26/2024	43	43	(74)	(15)
Call - ICE Brent Crude March 2024 Futures		88.000	01/26/2024	58	58	(95)	(17)
Call - ICE Brent Crude March 2024 Futures		89.000	01/26/2024	56	56	(86)	(14)
Call - ICE Brent Crude March 2024 Futures		89.500	01/26/2024	44	44	(69)	(10)
Call - ICE Brent Crude March 2024 Futures		90.000	01/26/2024	44	44	(63)	(10)
Call - ICE Brent Crude March 2024 Futures		91.000	01/26/2024	29	29	(46)	(5)

						$(1,873)	$(1,081)

Total Written Options						$(2,955)	$(1,499)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee July Futures	07/2024	14	$978		$(49)	$0	$(50)
Brent Crude April Futures	02/2024	96	7,383		(100)	0	(13)
Brent Crude December Futures	10/2024	379	28,425		(1,268)	0	(95)
Brent Crude December Futures	10/2026	145	10,127		(453)	0	(32)
Brent Crude June Futures	04/2024	1,003	76,870		(4,776)	0	(181)
Brent Crude March Futures	01/2024	295	22,727		(1,000)	0	(32)
California Carbon Allowance December Futures	12/2024	2,851	120,654		7,943	28	0
Cocoa March Futures	03/2024	94	3,944		693	0	(56)
Copper Futures May Futures	05/2024	3	644		30	30	0
European Climate Exchange March Futures	03/2024	108	9,307		(277)	40	0
Gas Oil December Futures	12/2024	259	18,266		(2,358)	0	(330)
Gas Oil December Futures	12/2025	15	1,021		(51)	0	(15)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Gold 100 oz. April Futures	04/2024	37	7,740	83	0	(43)
Hard Red Winter Wheat March Futures	03/2024	106	3,403	(58)	0	(9)
Iron Ore March Futures	03/2024	1,370	18,773	1,733	207	0
Lean Hogs February Futures	02/2024	198	5,384	(166)	0	(38)
Live Cattle April Futures	04/2024	210	14,469	23	0	(2)
Natural Gas August Futures	07/2024	49	1,303	(459)	0	(121)
Natural Gas July Futures	06/2024	49	1,296	(465)	0	(124)
Natural Gas March Futures	02/2024	100	2,327	(36)	0	(50)
Natural Gas March Futures	02/2025	241	8,155	(1,143)	0	(14)
Natural Gas May Futures	04/2024	267	6,323	(86)	0	(109)
Natural Gas November Futures	10/2024	22	680	(165)	0	(1)
Natural Gas October Futures	09/2024	562	15,410	(7,519)	0	(96)
Natural Gas September Futures	08/2024	49	1,275	(430)	0	(116)
New York Harbor April Futures	03/2024	246	25,324	(2,908)	0	(141)
New York Harbor June Futures	05/2024	61	6,149	(420)	0	(36)
New York Harbor May Futures	04/2024	18	1,831	(230)	0	(11)
Palladium March Futures	03/2024	11	1,220	(63)	0	(34)
RBOB Gasoline March Futures	02/2024	143	12,768	(639)	25	0
Soybean March Futures	03/2024	275	17,848	(1,034)	0	(193)
Soybean Meal March Futures	03/2024	839	32,385	(3,552)	0	(394)
Soybean November Futures	11/2024	35	2,180	(44)	0	(23)
U.S. Treasury 5-Year Note March Futures	03/2024	345	37,527	808	30	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	96	11,330	537	0	(9)
United Kingdom Long Gilt March Futures	03/2024	1	131	9	0	(1)
Wheat March Futures	03/2024	628	19,719	(809)	0	(110)
WTI Crude August Futures	07/2024	582	41,724	(3,670)	0	(116)
WTI Crude December Futures	11/2025	16	1,070	(100)	0	(3)
WTI Crude December Futures	11/2026	131	8,429	(443)	0	(30)
WTI Crude February Futures	01/2024	9	645	(65)	0	(1)
WTI Crude June Futures	05/2024	71	5,121	(92)	0	(12)
WTI Crude June Futures	05/2025	1,521	104,112	(730)	0	(319)
WTI Crude June Futures	05/2026	3	196	1	0	(1)
WTI Crude March Futures	02/2024	80	5,747	(150)	0	(10)
WTI Crude November Futures	10/2024	244	17,239	(532)	0	(56)
WTI Crude October Futures	09/2024	320	22,714	(1,036)	0	(74)
WTI Crude September Futures	08/2024	476	33,958	(2,143)	0	(105)

				$(27,659)	$360	$(3,206)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum March Futures	03/2024	332	$(19,762)	$(1,341)	$0	$(1,341)
Arabica Coffee March Futures	03/2024	69	(4,872)	(805)	251	0
Brent (ICE) Dubai February Futures	02/2024	35	(12)	16	4	0
Brent Crude December Futures	10/2025	1,213	(87,348)	4,855	267	0
Brent Crude June Futures	04/2025	112	(8,221)	68	25	0
Brent Crude June Futures	04/2026	3	(213)	0	1	0
Brent Crude September Futures	07/2024	210	(15,933)	1,420	48	0
Copper March Futures	03/2024	8	(778)	2	7	0
Copper May Futures	05/2024	7	(684)	(34)	6	0
Corn July Futures	07/2024	261	(6,447)	85	26	0
Corn March Futures	03/2024	2,293	(54,029)	3,354	344	0
Cotton No. 2 July Futures	07/2024	15	(621)	(12)	0	(3)
Gas Oil June Futures	06/2024	91	(6,545)	462	130	0
Gas Oil June Futures	06/2025	25	(1,729)	88	29	0
Gas Oil March Futures	03/2024	221	(16,238)	2,573	398	0
Gas Oil September Futures	09/2024	415	(29,621)	4,275	560	0
Gold 100 oz. February Futures	02/2024	2,113	(437,771)	(8,179)	2,472	0
Hard Red Winter Wheat July Futures	07/2024	145	(4,684)	(7)	2	0
Lead March Futures	03/2024	144	(7,461)	(96)	8	(104)
Lean Hogs April Futures	04/2024	397	(11,886)	198	24	0
Live Cattle February Futures	02/2024	79	(5,325)	32	13	0
Natural Gas April Futures	03/2024	9	(207)	(13)	4	0
Natural Gas April Futures	03/2024	21	(537)	109	55	0
Natural Gas December Futures	11/2024	584	(20,668)	2,400	0	(23)
Natural Gas February Futures	01/2024	190	(4,777)	38	82	0
Natural Gas January Futures	12/2024	241	(9,158)	1,213	0	(7)
Natural Gas July Futures	06/2024	401	(10,635)	51	105	0
Natural Gas June Futures	05/2024	41	(1,049)	340	103	0
Natural Gas March Futures	02/2024	65	(2,076)	214	236	0
Natural Gas March Futures	02/2024	110	(2,925)	288	316	0
Natural Gas May Futures	04/2024	41	(1,081)	354	109	0
New York Harbor March Futures	02/2024	488	(51,142)	6,077	232	0
Nickel March Futures	03/2024	65	(6,471)	266	266	0
Platinum April Futures	04/2024	55	(2,775)	(142)	39	0
RBOB Gasoline June Futures	05/2024	6	(579)	12	0	0
Silver March Futures	03/2024	8	(963)	5	11	0
Soybean July Futures	07/2024	76	(4,989)	226	50	0
Soybean Meal July Futures	07/2024	80	(3,088)	62	36	0
Soybean Oil July Futures	07/2024	182	(5,334)	101	0	(20)
Soybean Oil March Futures	03/2024	104	(3,006)	167	0	(13)
Sugar No. 11 July Futures	06/2024	98	(2,240)	37	90	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

U.S. Treasury 10-Year Note March Futures	03/2024	1,113	(125,647)	(3,971)	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	262	(35,002)	(3,190)	139	0
Wheat July Futures	07/2024	178	(5,747)	12	18	0
WTI Crude April Futures	03/2024	291	(20,955)	2,352	38	0
WTI Crude December Futures	11/2024	1,747	(122,814)	7,333	437	0
WTI Crude December Futures	11/2025	713	(47,685)	3,540	150	0
WTI Crude February Futures	01/2025	160	(11,136)	489	37	0
WTI Crude January Futures	12/2024	89	(6,225)	218	21	0
WTI Crude July Futures	06/2024	122	(8,780)	258	22	0
WTI Crude March Futures	02/2025	122	(8,453)	254	26	0
WTI Crude May Futures	04/2024	89	(6,420)	258	12	0
Zinc March Futures	03/2024	69	(4,595)	(219)	0	(219)

$26,093	$7,249	$(1,730)

Total Futures Contracts	$(1,566)	$7,609	$(4,936)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Verizon Communications, Inc.	1.000%	Quarterly	12/20/2024	0.451%	$600	$2	$1	$3	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$1	$1	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	$15,700	1,199	(174)	1,025	1	0
Pay	CPURNSA	2.242	Maturity	11/21/2026	39,000	2,165	(6,030)	(3,865)	3	0

$3,364	$(6,203)	$(2,839)	$4	$0

Total Swap Agreements	$3,366	$(6,202)	$(2,836)	$4	$0

(i)

Securities with an aggregate market value of $57,568 and cash of $5,991 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Future styled option variation margin asset of $124 and liability of $(50) is outstanding at period end.
(2)	Unsettled variation margin asset of $28 and liability of $(28) for closed futures is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	2,246	$2,853	$0	$(10)
01/2024	JPY	2,843,053	19,266	0	(910)
01/2024	NZD	2,425	1,477	0	(55)
01/2024	$591	GBP	465	2	0
BPS	01/2024	GBP	8,565	$10,864	0	(54)
01/2024	HUF	846,976	2,410	0	(30)
01/2024	JPY	1,657,729	11,306	0	(458)
01/2024	$467	EUR	422	0	(1)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	2,249	GBP	1,773	11	0
01/2024	2	HUF	808	0	0
01/2024	38,088	JPY	5,606,600	1,700	0
BRC	01/2024	EUR	221,176	$243,245	0	(979)
01/2024	JPY	6,400,000	43,563	0	(1,856)
02/2024	11,830,000	79,784	0	(4,801)
CBK	01/2024	EUR	305	330	0	(7)
01/2024	HUF	286,814	819	0	(8)
01/2024	$5,039	EUR	4,568	6	0
02/2024	CAD	9,900	$7,162	0	(314)
DUB	01/2024	140,133	106,150	390	0
GLM	01/2024	MXN	524	30	0	(1)
04/2024	BRL	83,000	16,627	0	(319)
07/2024	17,230	3,444	0	(41)
JPM	01/2024	HUF	1,111,857	3,169	0	(36)
01/2024	JPY	4,821	33	0	(1)
07/2024	BRL	99,000	19,749	0	(274)
MBC	01/2024	CAD	1,330	983	0	(21)
01/2024	EUR	21,355	23,478	0	(102)
01/2024	HUF	98,128	279	0	(4)
01/2024	$844	EUR	769	5	0
01/2024	1,949	GBP	1,539	12	0
MYI	01/2024	HUF	138,277	$393	0	(5)
01/2024	JPY	1,079,977	7,325	0	(339)
SSB	02/2024	CAD	46,300	33,592	0	(1,367)
UAG	01/2024	GBP	46,533	58,888	0	(427)
01/2024	$12,193	GBP	9,635	88	0

Total Forward Foreign Currency Contracts	$2,214	$(12,420)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(398)

Total Written Options	$(496)	$(398)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	GASOILCO 1Q24	$20.800	Maturity	03/31/2024	135,000	$452	$(311)	$141	$0
Pay	JETCO 1Q24	23.700	Maturity	03/31/2024	135,000	(545)	222	0	(323)
GST	Receive	EWFUEL 1Q24	5.850	Maturity	03/31/2024	15,000	0	(15)	0	(15)
Receive	GASOILCO 1Q24	26.200	Maturity	03/31/2024	21,000	0	(91)	0	(91)
Receive	GASOILCO 2Q24	24.400	Maturity	06/30/2024	15,000	0	(66)	0	(66)
Pay	JETCO 1Q24	28.200	Maturity	03/31/2024	21,000	0	43	43	0
Pay	JETCO 2Q24	26.600	Maturity	06/30/2024	15,000	0	57	57	0

$(93)	$(161)	$241	$(495)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$1	$0	$0	$0	$0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,093	(139)	141	2	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	1	0	0	0	0

$(139)	$141	$2	$0

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	271,752	1.200%	Monthly	02/15/2024	$34,788	$0	$(14)	$0	$(14)
Receive	CSIXTR Index	73,057	5.450% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	463,986	0	(1,677)	0	(1,677)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

CIB	Receive	CSIXTR Index	38,930	5.450% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	247,246	0	(893)	0	(893)
	Receive	PIMCODB Index	404,359	0.000%	Monthly	02/15/2024	76,869	0	(493)	0	(493)
GST	Receive	BCOMAG Index	26,628	1.800%	Monthly	02/15/2024	1,702	0	(39)	0	(39)
	Receive	BCOMF1NTC Index	198,480	5.480% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	67,615	0	(151)	0	(151)
	Receive	BCOMF1TC Index	44,060	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	16,047	0	(55)	0	(55)
	Receive	BCOMIN Index	12,560	0.010%	Monthly	02/15/2024	1,755	0	37	37	0
	Receive	CMDSKEWLS Index	111,625	2.500%	Monthly	02/15/2024	31,280	0	(209)	0	(209)
	Receive	CSIXTR Index	67,196	5.430% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	426,768	0	(1,538)	0	(1,538)
JPM	Pay	BCOMTR Index	2,100,289	5.180% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/16/2024	475,817	0	1,415	1,415	0
	Receive	BCOMAG Index	26,628	1.500%	Monthly	02/15/2024	1,702	0	(39)	0	(39)
	Receive	BCOMF1TC Index	2,442,024	5.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	465,184	0	(1,595)	0	(1,595)
	Receive	BCOMIN Index	12,561	1.100%	Monthly	02/15/2024	1,755	0	37	37	0
	Receive	CSIXTR Index	59,182	5.440% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	375,869	93	(1,480)	0	(1,387)
	Receive	JMABNIC5 Index	548,368	0.000%	Monthly	02/15/2024	98,700	0	(884)	0	(884)
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/15/2024	1,020	0	(9)	0	(9)
	Receive(5)	JMABFNJ2 Index «	90,192	0.000%	Monthly	12/31/2024	9,418	0	0	0	0
MAC	Receive	CSIXTR Index	45,420	5.440% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	288,466	0	(1,041)	0	(1,041)
	Receive	PIMCODB Index	1,238,131	0.000%	Monthly	02/15/2024	227,679	0	(1,806)	0	(1,806)
	Receive	PIMCODB Index	4,500	1.500% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2024	712	0	(5)	0	(5)
MEI	Receive	CSIXTR Index	42,981	5.450% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	272,974	0	(986)	0	(986)
RBC	Receive	CSIXTR Index	58,058	5.450% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	368,731	0	(1,332)	0	(1,332)
SOG	Receive	CSIXTR Index	84,096	5.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	534,099	0	(1,920)	0	(1,920)
UAG	Receive	CSIXTR Index	75,986	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	482,589	0	(1,732)	0	(1,732)

								$93	$(16,409)	$1,489	$(17,805)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	GOLDLNPM Index(6)		4.162%	Maturity	01/30/2024	$5,268	$0	$131	$131	$0
JPM	Pay	GOLDLNPM Index(6)		6.970	Maturity	08/02/2024	4,105	0	193	193	0
	Pay	GOLDLNPM Index(6)		4.080	Maturity	10/16/2025	70,058	0	257	257	0
	Pay	GOLDLNPM Index(6)		4.203	Maturity	10/22/2025	13,557	0	65	65	0
	Pay	GOLDLNPM Index(6)		6.325	Maturity	04/10/2026	162,405	0	4,046	4,046	0

								$0	$4,692	$4,692	$0

Total Swap Agreements								$(139)	$(11,737)	$6,424	$(18,300)

(k)

Securities with an aggregate market value of $12,563 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)				Notional Amount represents the number of contracts.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)		Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$224,546	$0	$224,546
Industrials	0	10,758	0	10,758
Utilities	0	3,723	0	3,723
U.S. Government Agencies	0	257,268	0	257,268
U.S. Treasury Obligations	0	161,973	0	161,973
Non-Agency Mortgage-Backed Securities	0	181,840	917	182,757
Asset-Backed Securities	0	568,940	166	569,106
Sovereign Issues	0	41,129	0	41,129
Common Stocks
Financials	157	0	0	157
Commodities	0	433,727	0	433,727
Short-Term Instruments
Commercial Paper	0	104,614	0	104,614
Repurchase Agreements	0	2,629,123	0	2,629,123
Short-Term Notes	0	5,486	0	5,486
Hungary Treasury Bills	0	7,173	0	7,173
Japan Treasury Bills	0	129,311	0	129,311
U.S. Treasury Bills	0	285,176	0	285,176

	$157	$5,044,787	$1,083	$5,046,027
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$145,250	$0	$0	$145,250

Total Investments	$145,407	$5,044,787	$1,083	$5,191,277

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(13,318)	0	(13,318)
U.S. Treasury Obligations	0	(21,661)	0	(21,661)

	$0	$(34,979)	$0	$(34,979)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,440	173	0	7,613
Over the counter	0	8,638	0	8,638

	$7,440	$8,811	$0	$16,251
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,426)	(9)	0	(6,435)
Over the counter	0	(31,118)	0	(31,118)

	$(6,426)	$(31,127)	$0	$(37,553)

Total Financial Derivative Instruments	$1,014	$(22,316)	$0	$(21,302)

Totals	$146,421	$4,987,492	$1,083	$5,134,996

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.0% ¤
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 1.5%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$532	$472
Credit Suisse AG 5.779% (SOFRINDX + 0.390%) due 02/02/2024 ~		900	900
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	699	84
1.000% due 10/01/2050		121,050	14,058
1.000% due 10/01/2053		674	73
1.500% due 10/01/2053		9,801	1,154
2.000% due 10/01/2053		10,299	1,260
2.500% due 10/01/2047		10	1
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		258	31
1.000% due 10/01/2053		82	10
1.500% due 10/01/2053		107,326	12,337
2.000% due 10/01/2053		5,096	624
2.500% due 10/01/2047		2	0
Nykredit Realkredit AS
0.500% due 10/01/2043		2,953	354
1.000% due 10/01/2050		79	9
1.000% due 10/01/2053		19	2
1.500% due 10/01/2053		104,335	12,539
2.000% due 10/01/2053		61,636	6,937
2.500% due 10/01/2047		9	1
Realkredit Danmark AS
1.000% due 10/01/2050		33,413	3,873
1.000% due 10/01/2053		18,970	2,176
1.500% due 10/01/2053		154,102	17,571
2.000% due 10/01/2053		19,849	2,241
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	400	404
4.965% (EUR003M + 1.000%) due 01/16/2026 ~		400	442
6.373% due 07/15/2026 •		$250	253
7.750% due 03/01/2029 •	EUR	400	510

			78,317

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$900	874

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		200	196

Total Corporate Bonds & Notes (Cost $102,210)			79,387

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
5.765% due 03/25/2036 •		35	34
5.850% due 05/01/2035 •		2	2
5.897% due 02/25/2037 •		238	234
Freddie Mac
5.295% due 06/01/2033 •		41	41
6.301% due 01/01/2034 •		36	36
Ginnie Mae 6.246% due 08/20/2068 •		4,852	4,761
Uniform Mortgage-Backed Security 4.500% due 09/01/2052 - 11/01/2052		984	955
Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2054		1,000	885
4.000% due 01/01/2054 - 02/01/2054		272,166	257,652
4.500% due 02/01/2054		50,500	48,987
5.500% due 02/01/2054		21,700	21,798
6.000% due 02/01/2054		128,300	130,280

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

6.500% due 02/01/2054	38,300	39,247

Total U.S. Government Agencies (Cost $497,031)		504,912

U.S. TREASURY OBLIGATIONS 75.9%
U.S. Treasury Bonds
3.000% due 05/15/2045	1,370	1,131
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025	167,711	161,740
0.125% due 10/15/2025 (g)(i)	513,083	493,434
0.125% due 04/15/2026	284,114	270,480
0.125% due 07/15/2026 (i)	71,404	68,051
0.125% due 10/15/2026	814,668	773,777
0.125% due 04/15/2027 (i)(k)	5,884	5,531
0.125% due 07/15/2030 (k)	15,660	14,155
0.125% due 01/15/2031	93,016	83,072
0.125% due 07/15/2031 (k)	3,421	3,043
0.125% due 01/15/2032	11,654	10,242
0.250% due 01/15/2025 (i)(k)	7,534	7,314
0.250% due 07/15/2029	4,230	3,911
0.250% due 02/15/2050 (k)	598	391
0.375% due 07/15/2025 (g)	316,607	306,783
0.375% due 07/15/2025 (i)	43,203	41,863
0.375% due 01/15/2027	163,797	155,693
0.375% due 07/15/2027	62,888	59,774
0.500% due 01/15/2028 (k)	429,452	406,501
0.625% due 01/15/2026 (i)	35,324	34,087
0.625% due 02/15/2043 (k)	562	439
0.750% due 07/15/2028	163,852	156,864
0.750% due 02/15/2042 (k)	4,902	3,977
0.750% due 02/15/2045 (k)	1,307	1,023
0.875% due 01/15/2029	163,765	156,785
0.875% due 02/15/2047 (k)	637	503
1.000% due 02/15/2046 (k)	8,440	6,912
1.125% due 01/15/2033	13,841	13,103
1.250% due 04/15/2028 (g)	51,287	49,968
1.375% due 07/15/2033	54,325	52,710
1.375% due 02/15/2044 (k)	8,581	7,678
1.375% due 02/15/2044	2,878	2,575
1.625% due 10/15/2027	299,437	297,254
1.750% due 01/15/2028 (i)	58,641	58,297
2.125% due 02/15/2040 (k)	3,843	3,951
2.125% due 02/15/2041 (k)	3,267	3,358
2.375% due 01/15/2025	118,778	117,857
2.500% due 01/15/2029 (i)	53,036	54,847
3.875% due 04/15/2029	15,255	16,822

Total U.S. Treasury Obligations (Cost $4,069,973)		3,905,896

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Adjustable Rate Mortgage Trust
4.543% due 10/25/2035 ~	112	106
4.820% due 09/25/2035 ~	232	201
Alliance Bancorp Trust 5.950% due 07/25/2037 •	1,499	1,268
American Home Mortgage Assets Trust
5.660% due 05/25/2046 •	83	68
5.932% due 11/25/2046 •	4,606	1,298
BAMLL Commercial Mortgage Securities Trust 6.526% due 09/15/2038 •	3,100	2,935
Banc of America Funding Trust
4.306% due 01/20/2047 ~	3,165	2,678
4.379% due 05/20/2036 «~	104	89
4.772% due 05/25/2035 ~	11	10
5.061% due 01/20/2047 ~	73	62
6.052% due 05/20/2035 •	61	53
Banc of America Mortgage Trust
5.217% due 07/25/2035 ~	127	118
5.222% due 11/25/2035 «~	130	115
BCAP LLC Trust
3.930% due 04/26/2036 ~	562	484
5.810% due 01/25/2037 •	531	493
Bear Stearns Adjustable Rate Mortgage Trust
4.213% due 07/25/2036 ~	293	259
4.635% due 02/25/2036 ~	97	87
4.983% due 05/25/2033 «~	11	10
5.566% due 10/25/2035 ~	174	166
6.250% due 07/25/2034 «~	20	19
Bear Stearns ALT-A Trust
4.140% due 09/25/2047 ~	2,634	1,261
4.730% due 09/25/2035 ~	152	90
5.770% due 09/25/2034 «~	65	61
5.790% due 02/25/2034 •	277	258
BSST Mortgage Trust 6.662% due 02/15/2037 ~	2,200	1,921

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Chase Mortgage Finance Trust
4.114% due 03/25/2037 ~		447	416
4.371% due 09/25/2036 ~		325	267
4.770% due 12/25/2035 ~		109	101
CIM Trust
1.951% due 06/25/2057 ~		2,765	2,488
6.452% due 02/25/2049 •		99	96
Citigroup Mortgage Loan Trust
3.937% due 12/25/2035 ~		193	124
6.277% due 09/25/2035 «•		17	16
6.980% due 05/25/2035 •		24	24
7.860% due 03/25/2036 •		22	20
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		140	122
Countrywide Alternative Loan Trust
4.727% due 11/25/2035 ~		144	127
5.000% due 07/25/2035		691	396
5.500% due 07/25/2035 «		98	71
5.652% due 02/20/2047 •		2,365	1,823
5.667% due 12/20/2046 •		182	156
5.830% due 05/25/2047 ~		765	651
5.890% due 07/25/2046 •		67	59
6.000% due 03/25/2037		179	68
6.012% due 12/25/2035 •		183	152
6.457% due 03/25/2037 ~		182	100
6.500% due 08/25/2032 «		20	19
Countrywide Home Loan Mortgage Pass-Through Trust
3.701% due 10/20/2035 «~		6	5
4.430% due 09/25/2047 ~		220	193
5.500% due 11/25/2035		53	30
5.500% due 04/25/2038 «		74	71
6.000% due 04/25/2036		275	143
6.110% due 03/25/2035 •		25	23
Credit Suisse Mortgage Capital Certificates
5.401% due 10/26/2036 ~		287	246
5.620% due 09/29/2036 •		938	906
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		1,317	806
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035		195	161
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.570% due 10/25/2036 «•		49	38
Eurosail PLC 5.485% due 10/17/2040 •	EUR	121	134
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		$1,613	666
Great Hall Mortgages PLC
5.469% due 03/18/2039 •	GBP	38	48
5.489% due 06/18/2038 •		17	22
GSR Mortgage Loan Trust
4.489% due 11/25/2035 ~		$87	86
4.579% due 11/25/2035 ~		457	383
4.976% due 11/25/2035 ~		155	86
HarborView Mortgage Loan Trust
4.725% due 08/19/2036 «~		19	18
5.660% due 09/19/2037 •		47	40
5.910% due 05/19/2035 •		282	256
5.970% due 01/19/2036 •		976	589
IndyMac IMSC Mortgage Loan Trust 5.830% due 07/25/2047 •		1,140	777
IndyMac INDX Mortgage Loan Trust
3.767% due 09/25/2035 ~		149	121
4.392% due 06/25/2035 «~		57	52
4.995% due 10/25/2034 ~		225	214
5.850% due 09/25/2046 •		2,196	1,871
5.870% due 11/25/2046 •		229	208
6.030% due 07/25/2035 ~		166	120
JP Morgan Alternative Loan Trust 5.930% due 12/25/2036 •		2,385	2,138
JP Morgan Chase Commercial Mortgage Securities Trust 6.859% due 12/15/2031 •		317	260
JP Morgan Mortgage Trust
3.750% due 07/27/2037 ~		157	144
4.473% due 08/25/2036 ~		69	55
4.856% due 06/25/2036 ~		369	268
4.879% due 11/25/2035 ~		98	80
4.909% due 06/25/2035 «~		17	15
4.917% due 07/25/2035 ~		40	38
5.528% due 07/25/2035 «~		3	3
Luminent Mortgage Trust 5.870% due 10/25/2046 •		349	306
MASTR Adjustable Rate Mortgages Trust 5.950% due 05/25/2037 •		249	105
Merrill Lynch Alternative Note Asset Trust
6.070% due 03/25/2037 •		625	155
11.715% due 06/25/2037 ~		229	126

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Merrill Lynch Mortgage Investors Trust
3.976% due 05/25/2034 «~		77	65
4.407% due 06/25/2035 ~		115	109
4.751% due 09/25/2035 ~		64	52
4.803% due 05/25/2036 «~		45	40
Merrill Lynch Mortgage-Backed Securities Trust 3.628% due 04/25/2037 ~		599	517
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		546	516
4.500% due 05/25/2058 ~		66	64
Residential Accredit Loans, Inc. Trust
4.261% due 08/25/2035 ~		391	154
5.365% due 02/25/2036 ~		251	213
5.770% due 08/25/2035 •		414	311
5.850% due 12/25/2036 •		720	621
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		737	468
6.500% due 09/25/2036		640	220
6.500% due 06/25/2037		11,821	2,703
Residential Funding Mortgage Securities, Inc. Trust
5.091% due 09/25/2035 ~		844	563
6.000% due 06/25/2037		436	325
6.500% due 03/25/2032 «		177	169
Sequoia Mortgage Trust
3.701% due 01/20/2047 ~		251	164
6.170% due 10/19/2026 «~		7	7
Structured Adjustable Rate Mortgage Loan Trust
5.119% due 02/25/2036 ~		190	114
5.790% due 10/25/2035 •		394	360
Structured Asset Mortgage Investments Trust
5.850% due 06/25/2036 •		78	75
5.890% due 04/25/2036 •		7	6
5.910% due 05/25/2046 •		2,475	861
5.970% due 07/19/2035 •		429	389
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	6,158	7,858
Towd Point Mortgage Trust
2.750% due 10/25/2056 ~		$84	84
6.470% due 05/25/2058 •		3,858	3,926
Wachovia Mortgage Loan Trust LLC 3.901% due 08/20/2035 ~		74	66
WaMu Mortgage Pass-Through Certificates Trust
3.704% due 02/25/2037 ~		84	70
4.337% due 08/25/2036 ~		58	52
4.397% due 12/25/2046 •		444	373
4.469% due 09/25/2036 ~		587	490
5.752% due 01/25/2047 •		972	859
5.907% due 09/25/2033 «~		22	20
5.992% due 06/25/2046 •		73	65
6.012% due 08/25/2046 •		195	177
6.212% due 11/25/2042 •		47	44
6.512% due 11/25/2046 ~		463	409
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		107	85
Wells Fargo Mortgage-Backed Securities Trust
4.773% due 04/25/2036 ~		190	178
6.478% due 10/25/2036 ~		4	3

Total Non-Agency Mortgage-Backed Securities (Cost $68,286)			57,257

ASSET-BACKED SECURITIES 11.9%
522 Funding CLO Ltd. 6.717% due 10/20/2031 •		4,000	3,990
ABFC Trust 5.610% due 10/25/2036 •		3,427	3,170
ACAS CLO Ltd. 6.547% due 10/18/2028 •		2,372	2,369
ACE Securities Corp. Home Equity Loan Trust 5.590% due 10/25/2036 •		18	7
Adagio CLO DAC 4.685% due 10/15/2031 ~	EUR	2,500	2,722
Allegro CLO Ltd. 6.820% due 10/16/2031 ~		$2,300	2,302
Anchorage Capital CLO Ltd.
6.705% due 07/15/2030 •		3,576	3,574
6.814% due 07/22/2032 •		1,600	1,593
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •		479	479
Apidos CLO
6.557% due 07/18/2029 •		808	807
6.594% due 07/17/2030 •		385	384
Aqueduct European CLO DAC 4.633% due 07/20/2030 •	EUR	5,081	5,568
Arbor Realty Commercial Real Estate Notes Ltd. 6.788% due 01/15/2037 •		$20,250	19,946

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Ares European CLO DAC
4.575% due 04/15/2030 •	EUR	2,061	2,257
4.745% due 10/15/2031 •		2,073	2,267
4.843% due 04/20/2032 •		5,200	5,650
Argent Securities Trust
5.770% due 07/25/2036 •		$4,277	3,728
5.790% due 05/25/2036 •		2,389	583
Armada Euro CLO DAC 4.685% due 07/15/2031 •	EUR	6,465	7,062
Atlas Senior Loan Fund Ltd.
6.745% due 01/15/2031 •		$364	364
6.754% due 04/22/2031 •		3,298	3,297
Avoca CLO DAC 4.798% due 01/12/2031 ~	EUR	2,355	2,579
Bain Capital Euro CLO DAC 4.733% due 01/20/2032 •		6,591	7,187
Bear Stearns Asset-Backed Securities Trust 6.420% due 10/25/2037 ~		$1,490	1,402
Benefit Street Partners CLO Ltd.
6.525% due 07/15/2029 ~		249	249
6.735% due 07/15/2032 ~		2,150	2,141
BlueMountain Fuji EUR CLO DAC
4.615% due 07/15/2030 •	EUR	296	325
4.685% due 01/15/2031 •		11,025	12,038
BPCRE Ltd. 7.758% due 01/16/2037 •		$5,600	5,603
Cairn CLO DAC
4.552% due 04/30/2031 •	EUR	3,880	4,233
4.745% due 10/15/2031 •		3,098	3,364
Carbone CLO Ltd. 6.817% due 01/20/2031 ~		$2,434	2,435
Carlyle Euro CLO DAC
4.632% due 08/15/2030 ~	EUR	569	622
4.665% due 01/15/2031 •		9,222	10,081
Carlyle Global Market Strategies CLO Ltd. 6.754% due 04/22/2032 •		$1,500	1,500
Carlyle Global Market Strategies Euro CLO DAC 4.752% due 11/15/2031 •	EUR	6,089	6,629
CBAM Ltd.
6.797% due 04/20/2032 ~		$1,600	1,600
6.927% due 07/20/2030 •		2,642	2,643
Cedar Funding CLO Ltd. 6.764% due 07/17/2031 •		2,400	2,400
Cent CLO Ltd. 6.619% due 07/27/2030 •		1,766	1,765
CIFC Funding Ltd.
6.627% due 04/20/2030 •		269	269
6.684% due 04/23/2029 •		1,302	1,301
6.844% due 11/16/2030 •		533	534
6.864% due 10/17/2031 •		1,850	1,851
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		4,368	4,323
Citigroup Mortgage Loan Trust
5.550% due 01/25/2037 •		39	27
5.650% due 03/25/2037 •		9,249	7,610
5.820% due 03/25/2037 ~		5,771	4,749
5.930% due 12/25/2036 ~		935	613
6.170% due 11/25/2046 •		11,000	8,640
6.175% due 03/25/2037 •		3,200	2,874
Citigroup Mortgage Loan Trust, Inc. 5.965% due 10/25/2036 •		7,400	7,137
Countrywide Asset-Backed Certificates Trust
4.348% due 11/25/2034 •		7,502	6,315
5.610% due 07/25/2037 •		2,838	2,582
5.670% due 09/25/2037 •		1,482	1,316
5.970% due 03/25/2037 •		4,863	4,633
Crestline Denali CLO Ltd.
6.797% due 01/20/2030 •		186	186
6.814% due 10/23/2031 •		10,031	10,033
CVC Cordatus Loan Fund DAC
4.555% due 09/15/2031 •	EUR	3,087	3,356
4.615% due 10/15/2031 •		8,681	9,456
Dryden CLO Ltd.
6.651% due 05/15/2031 •		$1,546	1,546
6.653% due 01/17/2033 •		1,850	1,837
Dryden Euro CLO DAC 4.752% (EUR003M + 0.750%) due 05/15/2032 ~	EUR	2,111	2,297
Dryden Senior Loan Fund
6.555% due 04/15/2029 •		$3,021	3,016
6.852% due 08/15/2030 •		2,911	2,910
Elevation CLO Ltd. 6.590% due 10/25/2030 •		905	903
Euro-Galaxy CLO DAC 4.589% due 04/24/2034 •	EUR	5,944	6,446
Fremont Home Loan Trust 5.605% due 10/25/2036 •		$483	424

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Galaxy CLO Ltd. 6.625% due 10/15/2030 •		3,829	3,825
Greywolf CLO Ltd. 6.800% due 01/27/2031 •		1,390	1,392
GSAA Home Equity Trust 6.070% due 03/25/2037 •		514	201
GSAMP Trust
5.840% due 03/25/2047 •		2,500	1,912
5.990% due 02/25/2046 •		1,697	1,576
6.445% due 03/25/2035 •		1,099	1,023
Halseypoint CLO Ltd. 7.102% due 11/30/2032 •		2,000	2,001
Harvest CLO DAC
4.566% due 06/26/2030 •	EUR	6,880	7,514
4.605% due 10/15/2031 •		7,913	8,591
4.673% due 10/20/2031 •		4,723	5,137
4.872% due 11/18/2030 •		3,793	4,151
Home Equity Asset Trust 6.145% due 02/25/2036 •		$2,275	2,198
Home Equity Mortgage Loan Asset-Backed Trust 5.690% due 04/25/2037 •		1,615	1,224
HSI Asset Securitization Corp. Trust
5.770% due 07/25/2036 ~		7,090	3,068
6.010% due 02/25/2036 •		1,182	1,154
ICG U.S. CLO Ltd. 6.754% due 07/22/2031 •		5,235	5,237
IndyMac INDB Mortgage Loan Trust 5.610% due 07/25/2036 •		3,867	1,203
Invesco Euro CLO DAC 4.885% due 07/15/2032 •	EUR	1,200	1,306
JP Morgan Mortgage Acquisition Trust
5.680% due 10/25/2036 ~		$73	72
5.750% due 06/25/2037 •		4,500	3,871
5.770% due 07/25/2036 ~		12,576	5,338
Jubilee CLO DAC 4.615% due 04/15/2031 •	EUR	800	863
KKR CLO Ltd.
6.597% due 07/18/2030 •		$2,599	2,597
6.605% due 07/15/2030 •		1,764	1,762
Laurelin DAC 4.713% due 10/20/2031 •	EUR	4,560	4,985
LCM LP
6.528% due 07/19/2027 •		$1,364	1,365
6.785% due 10/15/2031 ~		3,500	3,496
LCM Ltd.
6.725% due 04/15/2031 •		1,900	1,891
6.747% due 01/20/2031 •		2,139	2,142
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		2,188	1,908
Lehman XS Trust
4.719% due 06/25/2036 þ		2,891	2,723
5.790% due 05/25/2036 •		1,079	931
LoanCore Issuer Ltd. 6.888% due 01/17/2037 •		7,500	7,357
Madison Park Euro Funding DAC 4.715% due 01/15/2032 •	EUR	4,500	4,895
Madison Park Funding Ltd.
6.574% due 07/23/2029 ~		$2,862	2,859
6.594% due 01/22/2028 •		2,867	2,867
6.610% due 04/25/2029 •		1,053	1,049
6.619% due 07/27/2031 •		2,086	2,085
6.667% due 04/20/2032 •		1,850	1,852
Magnetite Ltd.
6.521% due 11/15/2028 •		461	461
6.635% due 04/15/2031 •		1,487	1,484
Man GLG Euro CLO DAC
4.615% due 12/15/2031 •	EUR	4,894	5,341
4.835% due 01/15/2030 •		577	637
Marathon CLO Ltd. 6.805% due 04/15/2029 •		$425	425
Marble Point CLO Ltd. 6.695% due 10/15/2030 •		4,860	4,869
MASTR Asset-Backed Securities Trust 5.620% due 10/25/2036 •		1,483	493
MASTR Specialized Loan Trust 6.210% due 01/25/2037 •		19,103	7,807
MF1 Ltd. 7.176% due 11/15/2035 •		1,994	1,992
MidOcean Credit CLO 6.682% due 01/29/2030 •		1,048	1,049
Morgan Stanley ABS Capital, Inc. Trust 5.530% due 05/25/2037 •		360	304
Morgan Stanley Mortgage Loan Trust
6.190% due 04/25/2037 •		585	164
6.410% due 11/25/2036 þ		1,482	346

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Mountain View CLO Ltd. 6.775% due 07/15/2031 ~		3,825	3,828
Neuberger Berman CLO Ltd.
6.587% due 10/18/2029 ~		1,060	1,057
6.717% due 04/20/2031 •		2,950	2,948
New Century Home Equity Loan Trust 6.235% due 02/25/2035 •		1,231	1,189
NovaStar Mortgage Funding Trust
5.810% due 11/25/2036 •		8,018	2,418
6.175% due 01/25/2036 •		1,038	1,025
OAK Hill European Credit Partners DAC 4.723% due 01/20/2032 •	EUR	3,058	3,344
Oak Hill European Credit Partners DAC 4.733% due 10/20/2031 •		3,890	4,247
Oaktree CLO Ltd.
6.784% due 04/22/2030 •		$2,200	2,196
6.797% due 10/20/2032 ~		2,500	2,490
OCP CLO Ltd. 6.797% due 07/20/2029 •		4,998	5,001
OCP Euro CLO DAC
4.785% due 01/15/2032 •	EUR	15,752	17,301
4.882% due 09/22/2034 •		9,700	10,556
OZLM Ltd.
6.777% due 10/20/2031 •		$400	400
6.837% due 07/20/2032 •		3,700	3,690
6.902% due 10/30/2030 •		1,110	1,112
Palmer Square CLO Ltd. 6.687% due 04/18/2031 •		585	585
Palmer Square European Loan Funding DAC
4.685% due 10/15/2031 •	EUR	8,169	8,874
4.745% due 04/15/2031 •		6,171	6,717
Palmer Square Loan Funding Ltd. 6.455% due 10/15/2029 •		$528	525
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.495% due 12/25/2034 •		3,100	2,856
Popular ABS Mortgage Pass-Through Trust
5.780% due 06/25/2047 •		2,162	1,994
6.340% due 02/25/2036 ~		4,300	3,937
Rad CLO Ltd. 6.780% due 07/24/2032 •		1,400	1,399
Renaissance Home Equity Loan Trust 6.570% due 09/25/2037 •		13,449	5,657
Residential Asset Securities Corp. Trust
5.770% due 09/25/2036 •		8,703	7,977
5.950% due 08/25/2036 •		653	591
Rockford Tower Europe CLO DAC 4.968% due 12/20/2031 •	EUR	1,571	1,721
Saranac CLO Ltd. 6.781% due 08/13/2031 •		$2,665	2,665
Securitized Asset-Backed Receivables LLC Trust
5.730% due 12/25/2036 •		1,673	1,515
5.910% due 10/25/2036 •		18,668	6,287
5.970% due 05/25/2036 •		3,921	2,056
Sound Point CLO Ltd.
6.757% due 01/20/2032 ~		1,500	1,490
6.797% due 01/21/2031 ~		2,663	2,661
Soundview Home Loan Trust 5.590% due 11/25/2036 •		430	130
Starwood Commercial Mortgage Trust 6.556% due 07/15/2038 ~		293	290
Stratus CLO Ltd. 6.577% due 12/28/2029 •		914	909
Structured Asset Investment Loan Trust 6.190% due 04/25/2033 •		1,005	1,004
Symphony CLO Ltd. 6.535% due 04/15/2028 •		104	104
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •		6,300	6,282
TCW CLO Ltd. 6.610% due 04/25/2031 •		5,987	5,991
TIAA CLO Ltd. 6.877% due 07/20/2031 •		2,102	2,102
Toro European CLO DAC 4.908% due 01/12/2032 •	EUR	4,900	5,367
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~		$6,300	6,172
Venture CLO Ltd.
6.535% due 04/15/2027 •		1,777	1,777
6.631% due 09/07/2030 •		2,302	2,298
6.715% due 07/15/2031 •		3,638	3,638
6.727% due 07/20/2030 •		2,879	2,877
6.777% due 01/20/2029 ~		760	760
6.807% due 04/20/2032 •		9,000	8,975
6.812% due 07/30/2032 •		14,700	14,671
Vibrant CLO Ltd.
6.582% due 06/20/2029 ~		1,815	1,815

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

6.797% due 07/20/2032 •		2,400	2,383
VMC Finance LLC 7.238% due 02/18/2039 •		16,275	15,851
Voya CLO Ltd.
6.614% due 04/17/2030 •		2,539	2,538
6.635% due 06/07/2030 •		1,126	1,124
6.655% due 10/15/2030 •		4,539	4,530
6.755% due 07/14/2031 •		2,361	2,362
6.865% due 10/15/2030 •		6,841	6,836
Wellfleet CLO Ltd.
6.567% due 04/20/2029 •		513	514
6.587% due 04/20/2028 •		2	2
6.847% due 07/20/2032 •		7,690	7,666
Wells Fargo Home Equity Asset-Backed Securities Trust 7.870% due 12/25/2034 ~		1,460	1,441
Wind River CLO Ltd.
6.707% due 07/18/2031 •		1,765	1,764
6.735% due 07/15/2031 •		3,700	3,689

Total Asset-Backed Securities (Cost $642,732)			611,263

SOVEREIGN ISSUES 9.2%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2024 (b)	BRL	123,000	24,684
0.000% due 07/01/2024 (b)		140,000	27,426
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	20,226	16,555
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	25,512	27,898
0.100% due 07/25/2031 (d)		51,103	55,632
0.100% due 07/25/2038 (d)		33,915	35,099
0.250% due 07/25/2024 (d)		19,388	21,262
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		18,351	18,938
1.400% due 05/26/2025 (d)		97,945	106,427
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	6,271,280	46,745
0.100% due 03/10/2029 (d)		11,962,391	89,379
New Zealand Government International Bond 2.000% due 09/20/2025 (d)	NZD	9,108	5,740

Total Sovereign Issues (Cost $512,878)			475,785

		SHARES
PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		3,840,000	3,685

Total Preferred Securities (Cost $3,840)			3,685

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.5%
COMMERCIAL PAPER 1.6%
Arrow Electronics, Inc.
5.850% due 01/02/2024		$950	949
5.850% due 01/04/2024		250	250
5.850% due 01/11/2024		1,550	1,547
5.850% due 01/16/2024		250	249
5.900% due 01/12/2024		1,500	1,497
5.900% due 01/19/2024		1,150	1,146
5.900% due 01/22/2024		1,100	1,096
AT&T, Inc. 5.700% due 03/19/2024		16,000	15,799
Bacardi-Martini BV 5.950% due 01/18/2024		350	349
Cigna Corp.
5.650% due 01/16/2024		2,000	1,994
5.680% due 01/17/2024		1,400	1,396
Conagra Foods, Inc.
5.820% due 01/11/2024		2,150	2,146
5.850% due 01/18/2024		250	249
Constellation Brands, Inc.
5.700% due 01/09/2024		400	399
5.740% due 01/05/2024		300	300

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Energy Transfer Partners LP 5.850% due 01/04/2024		1,650	1,648
ERAC USA Finance LLC 5.600% due 01/08/2024		1,450	1,448
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		3,150	3,147
5.700% due 01/08/2024		250	250
5.700% due 01/16/2024		1,250	1,247
5.710% due 01/16/2024		1,750	1,745
Global Payments, Inc.
6.030% due 01/03/2024		750	749
6.030% due 01/05/2024		4,800	4,794
6.030% due 01/16/2024		1,600	1,595
6.030% due 01/17/2024		3,650	3,638
Intercontinental Exchange, Inc.
5.600% due 01/02/2024		900	899
5.600% due 01/03/2024		850	849
Kinder Morgan, Inc. 5.700% due 01/22/2024		5,650	5,628
L3Harris Technologies, Inc.
5.770% due 02/20/2024		1,650	1,636
5.800% due 01/16/2024		2,450	2,443
Marathon Oil Corp. 6.050% due 01/03/2024		6,750	6,745
Marriott International, Inc. 5.700% due 01/16/2024		250	249
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		650	649
Quanta Storage, Inc.
5.900% due 01/02/2024		1,950	1,949
5.900% due 01/08/2024		1,100	1,098
5.900% due 01/09/2024		750	749
5.900% due 01/12/2024		550	549
5.900% due 01/16/2024		1,450	1,446
5.900% due 01/17/2024		1,450	1,445
5.900% due 01/18/2024		1,000	997
Southern California Edison Co.
5.730% due 01/17/2024		400	399
5.750% due 01/03/2024		250	250
5.800% due 01/02/2024		1,150	1,149
5.800% due 01/04/2024		400	400
5.800% due 01/08/2024		350	349
VF Corp. 6.100% due 01/17/2024		800	798
VW Credit, Inc.
5.640% due 01/03/2024		2,650	2,648
5.700% due 01/04/2024		250	250
5.710% due 01/05/2024		650	649
5.770% due 01/09/2024		400	399

			84,249

REPURCHASE AGREEMENTS (f) 0.5%			23,526

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	99,709	105

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (b)(c)	HUF	2,578,000	7,427

U.S. TREASURY BILLS 10.3%
5.379% due 01/04/2024 - 02/29/2024 (a)(b)(i)(k)		$531,540	527,840

Total Short-Term Instruments (Cost $643,275)			643,147

Total Investments in Securities (Cost $6,540,225)			6,281,332

		SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		4,059,873	39,490

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $39,492)	39,490

Total Investments in Affiliates (Cost $39,492)	39,490

Total Investments 122.8% (Cost $6,579,717)	$6,320,822
Financial Derivative Instruments (h)(j) (0.4)%(Cost or Premiums, net $(13,577))	(21,394)
Other Assets and Liabilities, net (22.4)%	(1,152,282)

Net Assets 100.0%	$5,147,146

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$2,126	U.S. Treasury Notes 0.375% due 11/30/2025	$(2,169)	$2,126	$2,126
SAL	5.400	12/29/2023	01/02/2024	21,400	U.S. Treasury Notes 1.125% due 10/31/2026	(21,859)	21,400	21,413

Total Repurchase Agreements	$(24,028)	$23,526	$23,539

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.490%	12/18/2023	01/12/2024	$(10,627)	$(10,651)
STR	5.540	01/02/2024	01/03/2024	(581,875)	(581,875)
5.660	12/29/2023	01/02/2024	(637,735)	(638,136)

Total Reverse Repurchase Agreements	$(1,230,662)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2054	$2,000	$(1,774)	$(1,837)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2054	26,677	(25,310)	(25,234)

Total Short Sales (0.5)%	$(27,084)	$(27,071)

(g)	Securities with an aggregate market value of $661,156 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(215,795) at a weighted average interest rate of 5.236%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - NYMEX Crude February 2024 Futures	$83.000	01/17/2024	6	$6	$(9)	$(1)
Call - NYMEX Crude February 2024 Futures	84.000	01/17/2024	10	10	(17)	(1)
Call - NYMEX Crude February 2024 Futures	85.000	01/17/2024	9	9	(13)	(1)
Call - NYMEX Crude February 2024 Futures	86.000	01/17/2024	10	10	(14)	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Call - NYMEX Crude February 2024 Futures		87.000	01/17/2024	15	15	(24)	(1)
Call - NYMEX Crude February 2024 Futures		88.000	01/17/2024	16	16	(23)	(1)
Call - NYMEX Crude February 2024 Futures		88.500	01/17/2024	10	10	(14)	0
Call - NYMEX Crude March 2024 Futures		78.000	02/14/2024	11	11	(15)	(13)
Call - NYMEX Crude March 2024 Futures		78.500	02/14/2024	22	22	(32)	(25)
Call - NYMEX Crude March 2024 Futures		79.000	02/14/2024	12	12	(17)	(12)
Call - NYMEX Crude March 2024 Futures		80.000	02/14/2024	13	13	(15)	(11)
Call - NYMEX Crude March 2024 Futures		81.000	02/14/2024	12	12	(17)	(8)
Put - NYMEX Natural Gas April 2024 Futures		1.800	03/25/2024	20	200	(27)	(15)

						$(237)	$(90)

FUTURE STYLED COMMODITY OPTIONS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Dutch TTF Natural Gas April 2024 Futures		60.000	03/26/2024	15	$11	$(17)	$(15)
Call - EUREX Dutch TTF Natural Gas April 2024 Futures		65.000	03/26/2024	10	7	(16)	(9)
Call - EUREX Dutch TTF Natural Gas April 2024 Futures		70.000	03/26/2024	6	4	(10)	(4)
Call - EUREX Dutch TTF Natural Gas April 2024 Futures		75.000	03/26/2024	4	3	(9)	(3)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures		70.000	07/26/2024	2	1	(7)	(4)
Call - EUREX Dutch TTF Natural Gas August 2024 Futures		75.000	07/26/2024	4	3	(10)	(7)
Call - EUREX Dutch TTF Natural Gas July 2024 Futures		70.000	06/26/2024	2	1	(7)	(3)
Call - EUREX Dutch TTF Natural Gas July 2024 Futures		75.000	06/26/2024	4	3	(10)	(5)
Call - EUREX Dutch TTF Natural Gas June 2024 Futures		70.000	05/24/2024	2	1	(7)	(3)
Call - EUREX Dutch TTF Natural Gas June 2024 Futures		75.000	05/24/2024	4	3	(10)	(5)
Call - EUREX Dutch TTF Natural Gas May 2024 Futures		70.000	04/26/2024	2	1	(7)	(2)
Call - EUREX Dutch TTF Natural Gas May 2024 Futures		75.000	04/26/2024	4	3	(10)	(4)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures		70.000	08/27/2024	2	1	(7)	(4)
Call - EUREX Dutch TTF Natural Gas September 2024 Futures		75.000	08/27/2024	4	3	(10)	(8)
Put - EUREX Dutch TTF Natural Gas April 2024 Futures		25.000	03/26/2024	4	3	(10)	(7)
Put - EUREX Dutch TTF Natural Gas August 2024 Futures		25.000	07/26/2024	4	3	(10)	(13)
Put - EUREX Dutch TTF Natural Gas July 2024 Futures		25.000	06/26/2024	4	3	(10)	(12)
Put - EUREX Dutch TTF Natural Gas June 2024 Futures		25.000	05/24/2024	4	3	(10)	(9)
Put - EUREX Dutch TTF Natural Gas May 2024 Futures		25.000	04/26/2024	4	3	(10)	(9)
Put - EUREX Dutch TTF Natural Gas September 2024 Futures		25.000	08/27/2024	4	3	(10)	(13)
Call - ICE Brent Crude April 2024 Futures		84.000	02/26/2024	12	12	(17)	(16)
Call - ICE Brent Crude April 2024 Futures		84.500	02/26/2024	12	12	(16)	(15)
Call - ICE Brent Crude April 2024 Futures		85.000	02/26/2024	18	18	(27)	(21)
Call - ICE Brent Crude April 2024 Futures		86.000	02/26/2024	13	13	(23)	(13)
Call - ICE Brent Crude April 2024 Futures		87.000	02/26/2024	25	25	(42)	(22)
Call - ICE Brent Crude March 2024 Futures		87.000	01/26/2024	9	9	(15)	(3)
Call - ICE Brent Crude March 2024 Futures		88.000	01/26/2024	13	13	(21)	(4)
Call - ICE Brent Crude March 2024 Futures		89.000	01/26/2024	13	13	(20)	(3)
Call - ICE Brent Crude March 2024 Futures		89.500	01/26/2024	9	9	(14)	(2)
Call - ICE Brent Crude March 2024 Futures		90.000	01/26/2024	10	10	(14)	(2)
Call - ICE Brent Crude March 2024 Futures		91.000	01/26/2024	6	6	(9)	(1)

						$(415)	$(241)

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE 3-Month Euribor April 2024 Futures		96.750	04/12/2024	1,847	$4,618	$(1,251)	$(1,249)

Total Written Options						$(1,903)	$(1,580)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee July Futures	07/2024	11	$768		$(39)	$0	$(40)
Brent Crude April Futures	02/2024	22	1,692		(23)	0	(3)
Brent Crude December Futures	10/2024	103	7,725		(427)	0	(26)
Brent Crude December Futures	10/2026	34	2,375		(103)	0	(8)
Brent Crude June Futures	04/2024	281	21,536		(1,611)	0	(51)
Brent Crude March Futures	01/2024	309	23,805		(868)	0	(34)
California Carbon Allowance December Futures	12/2024	2,923	123,701		8,227	29	0
Cocoa March Futures	03/2024	79	3,315		592	0	(47)
Copper Futures May Futures	05/2024	1	215		10	10	0
Euro-BTP March Futures	03/2024	512	67,346		2,540	0	(1,119)
European Climate Exchange March Futures	03/2024	106	9,134		(384)	40	0
Gas Oil December Futures	12/2024	59	4,161		(537)	0	(75)
Gas Oil December Futures	12/2025	3	204		(10)	0	(3)
Gold 100 oz. April Futures	04/2024	26	5,439		53	0	(30)
Gold 100 oz. February Futures	02/2024	15	3,108		18	0	(18)
Hard Red Winter Wheat March Futures	03/2024	306	9,823		(1,135)	0	(27)
Iron Ore March Futures	03/2024	1,327	18,184		1,626	201	0
Lean Hogs February Futures	02/2024	44	1,196		(23)	0	(8)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Live Cattle April Futures	04/2024	177	12,195	19	0	(2)
Natural Gas April Futures	03/2024	39	899	(357)	0	(18)
Natural Gas August Futures	07/2024	11	293	(99)	0	(27)
Natural Gas July Futures	06/2024	11	291	(101)	0	(28)
Natural Gas March Futures	02/2024	316	7,353	79	0	(158)
Natural Gas March Futures	02/2025	53	1,794	(247)	0	(3)
Natural Gas May Futures	04/2024	121	2,865	12	0	(50)
Natural Gas November Futures	10/2024	1	31	(9)	0	0
Natural Gas October Futures	09/2024	144	3,948	(2,030)	0	(25)
Natural Gas September Futures	08/2024	11	286	(93)	0	(26)
New York Harbor April Futures	03/2024	55	5,662	(648)	0	(31)
New York Harbor June Futures	05/2024	37	3,730	(440)	0	(22)
New York Harbor May Futures	04/2024	4	407	(51)	0	(2)
Palladium March Futures	03/2024	8	887	(9)	0	(25)
RBOB Gasoline March Futures	02/2024	65	5,803	(480)	11	0
Soybean March Futures	03/2024	231	14,992	(876)	0	(162)
Soybean Meal March Futures	03/2024	705	27,213	(2,894)	0	(331)
Soybean November Futures	11/2024	8	498	(10)	0	(5)
U.S. Treasury 5-Year Note March Futures	03/2024	1,458	158,592	2,889	125	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	2,665	314,512	10,520	0	(250)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	923	123,307	11,113	0	(490)
Wheat March Futures	03/2024	838	26,313	(1,785)	0	(147)
WTI Crude August Futures	07/2024	130	9,320	(817)	0	(26)
WTI Crude December Futures	11/2024	6	422	(5)	0	(2)
WTI Crude December Futures	11/2025	4	268	(19)	0	(1)
WTI Crude December Futures	11/2026	33	2,123	(103)	0	(8)
WTI Crude February Futures	01/2024	9	645	(61)	0	(1)
WTI Crude June Futures	05/2025	359	24,574	(116)	0	(75)
WTI Crude June Futures	05/2026	1	65	1	0	0
WTI Crude March Futures	02/2024	18	1,293	(33)	0	(2)
WTI Crude November Futures	10/2024	54	3,815	(118)	0	(12)
WTI Crude October Futures	09/2024	70	4,969	(225)	0	(16)
WTI Crude September Futures	08/2024	114	8,133	(524)	0	(25)

				$20,389	$416	$(3,459)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum March Futures	03/2024	274	$(16,310)	$(1,075)	$0	$(1,075)
Arabica Coffee March Futures	03/2024	58	(4,096)	(692)	211	0
Australia Government 3-Year Bond March Futures	03/2024	284	(20,680)	(206)	23	(28)
Australia Government 10-Year Bond March Futures	03/2024	126	(10,017)	(293)	50	(62)
Brent (ICE) Dubai February Futures	02/2024	8	(3)	4	1	0
Brent Crude December Futures	10/2025	282	(20,307)	1,134	62	0
Brent Crude June Futures	04/2025	39	(2,863)	(8)	9	0
Brent Crude June Futures	04/2026	1	(71)	(1)	0	0
Brent Crude September Futures	07/2024	45	(3,414)	299	10	0
Copper March Futures	03/2024	1	(97)	(2)	1	0
Copper May Futures	05/2024	2	(195)	(10)	2	0
Corn July Futures	07/2024	310	(7,657)	138	31	0
Corn March Futures	03/2024	2,322	(54,712)	3,624	348	0
Euro-Bobl March Futures	03/2024	58	(7,637)	(124)	30	0
Euro-Bund March Futures	03/2024	781	(118,309)	(2,381)	1,224	0
Euro-Buxl 30-Year Bond March Futures	03/2024	137	(21,434)	(1,733)	596	0
Euro-Oat March Futures	03/2024	1,074	(155,924)	(4,570)	1,873	0
Euro-Schatz March Futures	03/2024	5,509	(647,971)	(3,752)	395	(274)
Gas Oil June Futures	06/2024	125	(8,991)	968	178	0
Gas Oil June Futures	06/2025	5	(346)	18	6	0
Gas Oil March Futures	03/2024	341	(25,055)	3,969	614	0
Gas Oil September Futures	09/2024	95	(6,781)	976	128	0
Hard Red Winter Wheat July Futures	07/2024	125	(4,038)	15	2	0
Lead March Futures	03/2024	117	(6,062)	(75)	8	(82)
Lean Hogs April Futures	04/2024	334	(10,000)	167	20	0
Live Cattle February Futures	02/2024	18	(1,213)	8	3	0
Natural Gas April Futures	03/2024	5	(128)	25	13	0
Natural Gas December Futures	11/2024	145	(5,132)	560	0	(6)
Natural Gas February Futures	01/2024	42	(1,056)	8	18	0
Natural Gas January Futures	12/2024	53	(2,014)	262	0	(2)
Natural Gas July Futures	06/2024	174	(4,614)	28	45	0
Natural Gas June Futures	05/2024	9	(230)	70	23	0
Natural Gas March Futures	02/2024	95	(2,526)	259	273	0
Natural Gas March Futures	02/2024	50	(1,597)	177	182	0
Natural Gas May Futures	04/2024	9	(237)	73	24	0
New York Harbor March Futures	02/2024	164	(17,187)	2,132	78	0
Nickel March Futures	03/2024	52	(5,177)	187	187	0
Platinum April Futures	04/2024	50	(2,523)	(171)	35	0
RBOB Gasoline June Futures	05/2024	1	(97)	4	0	0
Short Euro-BTP March Futures	03/2024	901	(106,080)	(712)	199	0
Silver March Futures	03/2024	10	(1,204)	(44)	14	0
Soybean July Futures	07/2024	14	(919)	31	9	0
Soybean Meal July Futures	07/2024	61	(2,355)	47	28	0
Soybean Oil July Futures	07/2024	138	(4,045)	76	0	(15)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Soybean Oil March Futures	03/2024	87	(2,515)	143	0	(10)
Sugar No. 11 July Futures	06/2024	56	(1,280)	28	51	0
U.S. Treasury 2-Year Note March Futures	03/2024	2,947	(606,829)	(3,857)	0	(368)
U.S. Treasury 10-Year Note March Futures	03/2024	3,057	(345,107)	(11,278)	0	0
U.S. Treasury Long-Term Bond March Futures	03/2024	4,290	(535,982)	(38,721)	804	0
Wheat July Futures	07/2024	94	(3,035)	(7)	9	0
WTI Crude April Futures	03/2024	65	(4,681)	523	9	0
WTI Crude December Futures	11/2024	421	(29,596)	1,874	105	0
WTI Crude December Futures	11/2025	154	(10,300)	751	32	0
WTI Crude February Futures	01/2025	35	(2,436)	106	8	0
WTI Crude January Futures	12/2024	19	(1,329)	46	5	0
WTI Crude July Futures	06/2024	27	(1,943)	58	5	0
WTI Crude June Futures	05/2024	6	(433)	17	1	0
WTI Crude March Futures	02/2025	27	(1,871)	56	6	0
WTI Crude May Futures	04/2024	19	(1,370)	55	3	0
Zinc March Futures	03/2024	52	(3,463)	(154)	0	(154)

$(50,950)	$7,991	$(2,076)

Total Futures Contracts	$(30,561)	$8,407	$(5,535)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	2,495,000	$(45)	$107	$62	$3	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	568,470	(11)	35	24	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	9,360,000	(108)	(351)	(459)	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	4,681,000	92	431	523	14	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025	$306,100	(1,638)	3,509	1,871	83	0
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025	3,000	(16)	35	19	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.645	Annual	10/31/2025	12,800	(68)	156	88	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	379,500	1,811	(2,735)	(924)	0	(104)
Pay	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025	21,350	269	37	306	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.870	Annual	12/22/2025	127,000	(500)	(1,327)	(1,827)	0	(44)
Pay(3)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026	105,650	0	177	177	48	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	12,400	499	310	809	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	900	48	25	73	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	50,400	(7)	4,676	4,669	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	201,300	(2,657)	(11,789)	(14,446)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028	27,000	(6)	2,498	2,492	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	98,800	(1,245)	(5,627)	(6,872)	12	0
Pay(3)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	198,900	(1,540)	(4,327)	(5,867)	0	(99)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053	10,400	3	(3,185)	(3,182)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	41,300	2,594	7,654	10,248	168	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053	5,500	2	(1,772)	(1,770)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	20,100	1,248	3,912	5,160	83	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	88,500	1,835	5,208	7,043	343	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	3,800	(13)	(126)	(139)	0	(2)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	11,500	(56)	(728)	(784)	0	(16)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		21,700	(118)	(1,404)	(1,522)	0	(30)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		14,800	(112)	(893)	(1,005)	0	(24)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		25,200	(92)	(1,252)	(1,344)	0	(40)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		11,200	(42)	(550)	(592)	0	(18)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		39,900	0	1,215	1,215	0	(364)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		29,400	0	991	991	0	(268)
Pay(3)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		486,950	(8,284)	33,800	25,516	0	(5,430)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		8,600	532	3,758	4,290	169	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		8,950	6	4,448	4,454	176	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		17,500	1,090	7,609	8,699	345	0
Receive(3)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		143,830	4,730	(19,691)	(14,961)	4,058	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		14,300	7	263	270	0	(12)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		12,300	0	140	140	0	(10)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		12,400	137	162	299	0	(6)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		32,100	(232)	(6,565)	(6,797)	85	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		19,100	97	292	389	0	0
Receive	CPTFEMU	2.550	Maturity	06/15/2032		45,400	0	278	278	0	(27)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		12,300	(120)	(18)	(138)	0	(5)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		9,900	0	170	170	0	(3)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	841	834	2	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		19,400	(30)	476	446	0	(11)
Pay	CPTFEMU	2.362	Maturity	11/15/2033		10,900	0	258	258	0	(6)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		11,300	11	290	301	0	(7)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		23,120	27	(721)	(694)	0	(29)
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(463)	(456)	13	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	(168)	(166)	0	(5)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		11,000	(196)	(209)	(405)	0	(15)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	(117)	(113)	0	(8)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	(258)	(258)	0	(5)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		9,000	0	303	303	0	(35)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		11,200	9	869	878	0	(76)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		5,100	34	403	437	0	(36)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		10,700	29	1,138	1,167	0	(79)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		3,400	0	275	275	0	(23)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		5,500	50	504	554	0	(41)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		3,500	(11)	(111)	(122)	17	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		3,100	0	(188)	(188)	18	0
Pay	CPURNSA	2.510	Maturity	09/08/2024		$60,200	0	57	57	0	(22)
Receive	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	758	758	2	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	1,778	1,778	12	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	685	685	5	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	711	713	4	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	771	771	3	0
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	13,164	13,164	4	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	3,158	3,158	1	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	5,571	5,571	1	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(2,916)	(2,846)	11	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		10,270	0	(876)	(876)	0	(2)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,307)	(1,307)	0	(3)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,327)	(1,327)	0	(3)
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(1,612)	(1,612)	1	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(4,271)	(4,271)	0	(2)
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(12,054)	(12,033)	25	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,100	0	3,563	3,563	0	(22)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	10,510	(2)	990	988	0	(37)
Pay	FRCPXTOB	1.617	Maturity	07/15/2028		8,760	0	(711)	(711)	19	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	(662)	(646)	21	0

Total Swap Agreements							$(1,874)	$28,148	$26,274	$5,797	$(7,037)

(i)

Securities with an aggregate market value of $89,826 and cash of $10,422 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Future styled option variation margin asset of $181 and liability of $(75) is outstanding at period end.
(2)	Unsettled variation margin asset of $13 and liability of $(7) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2024	AUD	750		$496	$0	$(15)
	01/2024	GBP	509		646	0	(2)
	01/2024	JPY	8,522,474		57,753	0	(2,729)
	01/2024		$227	GBP	178	1	0
	01/2024		149	MXN	2,543	0	0
	03/2024	CNH	318,038		$44,240	0	(650)
	03/2024	IDR	364,852		23	0	0
	03/2024		$2,562	TWD	79,045	56	0
	06/2024	KRW	28,706,753		$22,066	0	(313)
BPS	01/2024	DKK	341,970		50,402	0	(255)
	01/2024	EUR	484		528	0	(6)
	01/2024	GBP	1,940		2,461	0	(12)
	01/2024	HUF	918,881		2,615	0	(33)
	01/2024	JPY	5,486,189		37,404	0	(1,530)
	01/2024	KRW	394,134		300	0	(5)
	01/2024		$300	BRL	1,474	4	0
	01/2024		3,981	DKK	27,030	23	0
	01/2024		1,491	EUR	1,342	0	(9)
	01/2024		863	GBP	680	4	0
	01/2024		3	HUF	923	0	0
	01/2024		750	IDR	11,600,734	4	0
	01/2024		3,986	NZD	6,485	113	0
	01/2024		20,296	ZAR	376,257	245	0
	02/2024	TWD	1,153		$36	0	(2)
	03/2024		2,966		96	0	(3)
BRC	01/2024	EUR	425,505		467,962	0	(1,883)
	01/2024	KRW	839,995		650	1	0
	01/2024	NZD	20,901		12,858	0	(354)
	01/2024		$11,541	MXN	202,485	330	0
	01/2024		596	ZAR	11,092	10	0
	03/2024		12,194	IDR	189,567,494	117	0
CBK	01/2024	HUF	256,745		$733	0	(7)
	01/2024	IDR	10,028,549		652	0	0
	01/2024	MXN	196		11	0	0
	01/2024	NOK	1,615		151	0	(8)
	01/2024		$3,415	CAD	4,567	32	0
	01/2024		524	GBP	414	4	0
	01/2024	ZAR	13,131		$697	0	(20)
	03/2024	ILS	185		51	0	0
	03/2024		$652	IDR	10,031,123	0	0
	06/2024	KRW	63,684		$49	0	0
	06/2024		$47	KRW	61,437	1	0
DUB	01/2024	KRW	454,895		$350	0	(1)
GLM	01/2024	CAD	95,520		70,303	1	(1,793)
	01/2024	DKK	396,778		58,529	0	(247)
	01/2024		$326	MXN	5,654	5	0
	01/2024	ZAR	6,648		$349	0	(14)
	04/2024	BRL	123,000		24,640	0	(473)
	07/2024		10,000		1,999	0	(24)
JPM	01/2024	HUF	1,371,668		3,904	0	(50)
	01/2024		$700	IDR	10,770,900	0	0
	01/2024		301	KRW	388,847	0	0
	02/2024		16,747	BRL	82,136	134	0
	03/2024	SGD	143		$108	0	(1)
	06/2024	KRW	630,578		488	0	(4)
	07/2024	BRL	130,000		25,933	0	(360)
MBC	01/2024	EUR	5,718		6,287	0	(27)
	01/2024	HUF	21,113		60	0	(1)
	01/2024	JPY	171,000		1,196	0	(17)
	01/2024		$698	EUR	636	4	0
	03/2024	TWD	429		$14	0	(1)
MYI	01/2024	HUF	1,861		5	0	0
	01/2024	JPY	3,237,393		21,959	0	(1,016)
	01/2024		$28,981	DKK	196,380	109	0
	01/2024		3,994	NZD	6,495	112	0
	01/2024		204	ZAR	3,740	1	0
	03/2024		699	IDR	10,847,551	6	0
	06/2024	KRW	33,601		$26	0	0
RYL	01/2024		$2,727	DKK	18,385	0	(4)
SCX	01/2024		6,266	MXN	110,009	184	0
	03/2024	TWD	1,037,707		$33,363	0	(1,010)
	03/2024		$11,150	INR	932,671	18	0
SOG	03/2024	TWD	4,575		$145	0	(6)
UAG	01/2024	GBP	10,542		13,341	0	(97)
	01/2024	JPY	341,070		2,328	0	(92)
	01/2024		$4,677	GBP	3,695	34	0
	01/2024		939	MXN	16,501	28	0
	03/2024		10,602	INR	887,164	21	0

Total Forward Foreign Currency Contracts						$1,602	$(13,074)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,429)	$(1,146)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	0

$(1,608)	$(1,146)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.700%	02/13/2024	203,900	$(890)	$(3,018)
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	63,900	(772)	(1,490)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	63,900	(772)	(350)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.760	01/16/2024	151,100	(703)	(2,133)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.900	03/20/2024	211,300	(1,020)	(1,177)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	40,200	(522)	(880)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	40,200	(522)	(202)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	42,400	(512)	(675)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	42,400	(512)	(361)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	86,700	(1,093)	(1,766)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	86,700	(1,093)	(480)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/16/2024	22,900	(106)	(319)
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.758	01/16/2024	26,100	(120)	(367)

$(8,637)	$(13,218)

Total Written Options	$(10,245)	$(14,364)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	GASOILCO 1Q24	$20.800	Maturity	03/31/2024	30,000	$88	$(56)	$32	$0
Pay	JETCO 1Q24	23.700	Maturity	03/31/2024	30,000	(109)	37	0	(72)
GST	Receive	EWFUEL 1Q24	5.850	Maturity	03/31/2024	3,000	0	(3)	0	(3)
Receive	GASOILCO 1Q24	26.200	Maturity	03/31/2024	3,000	0	(13)	0	(13)
Receive	GASOILCO 2Q24	24.400	Maturity	06/30/2024	3,000	0	(13)	0	(13)
Pay	JETCO 1Q24	28.200	Maturity	03/31/2024	3,000	0	6	6	0
Pay	JETCO 2Q24	26.600	Maturity	06/30/2024	3,000	0	11	11	0

$(21)	$(31)	$49	$(101)

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	159,133	1.200%	Monthly	02/15/2024	$20,371	$0	$(8)	$0	$(8)
Receive	BCOMF1TC Index	6,701,094	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	658,734	0	(2,258)	0	(2,258)
Receive	BCOMTR Index	2,145,513	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	486,062	0	(1,492)	0	(1,492)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

	Receive	BCOMTR1 Index	259,853	5.40% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	22,490	0	(77)	0	(77)
CBK	Receive	CIXBSTR3 Index	692,892	5.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	172,194	0	(473)	0	(473)
CIB	Receive	PIMCODB Index	1,060,209	0.000%	Monthly	02/15/2024	201,547	0	(1,293)	0	(1,293)
GST	Receive	BCOMAG Index	51,480	1.800%	Monthly	02/15/2024	3,291	0	(76)	0	(76)
	Receive	BCOMF1NTC Index	12,344	5.460% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	4,205	0	(9)	0	(9)
	Receive	BCOMF1TC Index	705,857	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	257,088	0	(881)	0	(881)
	Receive	BCOMIN Index	24,284	0.110%	Monthly	02/15/2024	3,392	0	72	72	0
	Pay	BCOMTR Index	615,388	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	139,415	0	563	563	0
	Receive	BCOMTR1 Index	708,061	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	178,028	0	(548)	0	(548)
	Receive	BCOMTR2 Index	572,917	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	131,554	0	(309)	0	(309)
	Receive	BCOMF1TC Index	705,858	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	257,088	0	(881)	0	(881)
	Receive	BCOMTR Index	1,709,269	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	387,232	0	(1,190)	0	(1,190)
	Receive	BCOMTR1 Index	708,060	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	178,028	0	(548)	0	(548)
	Receive	BCOMTR2 Index	572,918	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	131,554	0	(309)	0	(309)
	Receive	CMDSKEWLS Index	124,170	2.500%	Monthly	08/16/2032	34,795	0	(232)	0	(232)
JPM	Receive	BCOMAG Index	72,528	1.500%	Monthly	02/15/2024	4,636	0	(107)	0	(107)
	Receive	BCOMIN Index	27,753	1.100%	Monthly	02/15/2024	3,877	0	82	82	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/15/2024	1,020	0	(9)	0	(9)
	Pay	BCOMTR Index	4,111,540	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	931,462	0	3,076	3,076	0
	Pay	JMABNIC5 Index	453,725	0.000%	Monthly	08/15/2024	81,665	0	731	731	0
	Receive	BCOMTR Index	5,069,704	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2025	1,148,532	466	(4,091)	0	(3,625)
	Receive	JMABNIC5 Index	1,251,970	0.000%	Monthly	08/15/2025	225,339	0	(2,018)	0	(2,018)
MAC	Receive	BCOMTR1 Index	1,215,042	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	136,364	0	(419)	0	(419)
	Receive	BCOMTR2 Index	1,791,034	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	217,451	0	(411)	0	(411)
	Receive	PIMCODB Index	1,411,791	0.000%	Monthly	08/15/2024	259,613	0	(2,060)	0	(2,060)
MEI	Receive	BCOMTR Index	1,424,520	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	322,722	0	(991)	0	(991)
	Receive	BCOMTR1 Index	1,283,780	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	239,914	0	(759)	0	(759)
	Receive	BCOMTR2 Index	658,442	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	111,860	0	(219)	0	(219)
MYC	Receive	BCOMTR Index	131,258	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024	29,736	0	(91)	0	(91)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

	Receive	BCOMTR1 Index	193,729	5.410% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024	128,067	0	(395)	0	(395)
RBC	Receive	RBCAEC0T Index	838,405	0.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/31/2024	64,471	0	(29)	0	(29)
	Receive	RBCAECR1 Index	303,641	0.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/31/2024	33,067	0	(15)	0	(15)
	Receive	RBCAECT0 Index	4,309,621	0.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/31/2024	325,553	0	(146)	0	(146)
SOG	Receive	BCOMTR Index	2,525	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	572	0	(2)	0	(2)
UAG	Receive	BCOMTR Index	36,914	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	8,363	0	25	25	0

								$466	$(17,797)	$4,549	$(21,880)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.530%	Maturity	01/04/2024	$775,000	$0	$10,880	$10,880	$0
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.510%	Maturity	01/09/2024	48,100	0	470	470	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.570%	Maturity	01/09/2024	100,000	0	1,111	1,111	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.460% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/16/2024	600,000	0	69	69	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.620%	Maturity	01/16/2024	1,250,000	0	7,535	7,838	(303)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.540% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/23/2024	70,000	0	(454)	0	(454)

								$0	$19,611	$20,368	$(757)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	GOLDLNPM Index(3)		4.162%	Maturity	01/30/2024	$1,396	$0	$35	$35	$0
JPM	Pay	GOLDLNPM Index(3)		6.970	Maturity	08/02/2024	600	0	28	28	0
	Pay	GOLDLNPM Index(3)		4.080	Maturity	10/16/2025	93,889	0	344	344	0
	Pay	GOLDLNPM Index(3)		4.203	Maturity	10/22/2025	16,933	0	81	81	0
	Pay	GOLDLNPM Index(3)		6.325	Maturity	04/10/2026	66,938	0	1,668	1,668	0

								$0	$2,156	$2,156	$0

Total Swap Agreements								$445	$3,939	$27,122	$(22,738)

(k)

Securities with an aggregate market value of $20,701 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)							Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$78,317	$0	$78,317
Industrials	0	874	0	874
Utilities	0	196	0	196
U.S. Government Agencies	0	504,912	0	504,912
U.S. Treasury Obligations	0	3,905,896	0	3,905,896
Non-Agency Mortgage-Backed Securities	0	56,269	988	57,257
Asset-Backed Securities	0	611,263	0	611,263
Sovereign Issues	0	475,785	0	475,785
Preferred Securities
Financials	0	3,685	0	3,685
Short-Term Instruments
Commercial Paper	0	84,249	0	84,249
Repurchase Agreements	0	23,526	0	23,526
Short-Term Notes	0	105	0	105
Hungary Treasury Bills	0	7,427	0	7,427
U.S. Treasury Bills	0	527,840	0	527,840

	$0	$6,280,344	$988	$6,281,332
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,490	$0	$0	$39,490

Total Investments	$39,490	$6,280,344	$988	$6,320,822

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,071)	$0	$(27,071)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,478	6,726	0	14,204
Over the counter	0	28,724	0	28,724

	$7,478	$35,450	$0	$42,928
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,007)	(8,145)	0	(14,152)
Over the counter	0	(50,176)	0	(50,176)

	$(6,007)	$(58,321)	$0	$(64,328)

Total Financial Derivative Instruments	$1,471	$(22,871)	$0	$(21,400)

Totals	$40,961	$6,230,402	$988	$6,272,351

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.0%
Al Aqua Merger Sub, Inc. TBD% due 07/31/2028	$1,500	$1,509
Asurion Corp. TBD% due 08/19/2028	1,696	1,692
Bausch & Lomb Corp. TBD% due 09/29/2028	1,696	1,698
BCPE Empire Holdings, Inc. TBD% due 12/11/2028	1,700	1,707
BDO U.S.A. PC 11.356% due 08/31/2028 «	1,274	1,268
Charter Communications Operating LLC 7.360% due 12/07/2030	700	699
Cloud Software Group, Inc. TBD% - 9.990% due 03/30/2029	1,700	1,665
Forward Air Corp. 9.856% due 12/19/2030	700	666
Lifepoint Health, Inc. 11.168% due 11/16/2028	1,700	1,698
Mauser Packaging Solutions Holding Co. 9.343% due 08/14/2026	1,700	1,709
Olympus Water U.S. Holding Corp. 10.348% due 11/09/2028	1,640	1,652
Trident TPI Holdings, Inc. 9.848% due 09/15/2028	698	700

Total Loan Participations and Assignments (Cost $16,640)		16,663

CORPORATE BONDS & NOTES 72.9%
BANKING & FINANCE 30.4%
AerCap Ireland Capital DAC 2.875% due 08/14/2024	2,800	2,748
Allstate Corp. 8.579% due 08/15/2053 •	300	298
Ally Financial, Inc.
4.750% due 06/09/2027	1,700	1,642
6.848% due 01/03/2030	100	103
American Assets Trust LP 3.375% due 02/01/2031	400	327
American Homes 4 Rent LP 3.375% due 07/15/2051	1,800	1,237
American Tower Corp.
2.700% due 04/15/2031	1,400	1,203
2.950% due 01/15/2051	3,775	2,521
3.650% due 03/15/2027	100	96
5.800% due 11/15/2028	600	624
Antares Holdings LP 3.750% due 07/15/2027	250	225
Ares Capital Corp. 7.000% due 01/15/2027	900	926
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028	200	210
Athene Global Funding 0.950% due 01/08/2024	300	300
Aviation Capital Group LLC 3.500% due 11/01/2027	1,986	1,832
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	2,400	2,128
3.950% due 07/01/2024	400	395
Bank of America Corp.
3.824% due 01/20/2028 •	2,200	2,115
5.819% due 09/15/2029	2,200	2,272
5.933% due 09/15/2027	750	766
Bank of America NA 5.526% due 08/18/2026	500	509
Barclays PLC 5.746% due 08/09/2033 •	1,300	1,316
BGC Group, Inc. 4.375% due 12/15/2025	100	96
Blue Owl Finance LLC 3.125% due 06/10/2031	2,100	1,733

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

BNP Paribas SA 7.750% due 08/16/2029 •(f)(g)		700	716
BPCE SA 6.612% due 10/19/2027		250	257
Brandywine Operating Partnership LP
3.950% due 11/15/2027		775	693
7.800% due 03/15/2028		600	607
Cantor Fitzgerald LP 7.200% due 12/12/2028		200	205
Charles Schwab Corp.
5.916% due 05/13/2026		200	197
6.196% due 11/17/2029		600	630
Credit Acceptance Corp. 9.250% due 12/15/2028		800	854
Credit Suisse AG 5.185% (EUR003M + 1.230%) due 05/31/2024 ~	EUR	1,300	1,440
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		$1,300	1,251
EPR Properties
3.600% due 11/15/2031		100	83
4.500% due 06/01/2027		150	142
Fairfax Financial Holdings Ltd. 6.000% due 12/07/2033		50	51
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		800	766
4.389% due 01/08/2026		1,800	1,751
Fortress Transportation & Infrastructure Investors LLC 7.875% due 12/01/2030		800	834
FS KKR Capital Corp. 7.875% due 01/15/2029		400	424
GGAM Finance Ltd. 8.000% due 02/15/2027		700	718
Global Atlantic Fin Co. 3.125% due 06/15/2031		900	738
GLP Capital LP
4.000% due 01/15/2030		2,000	1,827
4.000% due 01/15/2031		400	361
6.750% due 12/01/2033		400	432
Goldman Sachs Group, Inc. 5.798% due 08/10/2026		200	202
Grainger PLC 3.000% due 07/03/2030	GBP	600	656
HAT Holdings LLC
3.375% due 06/15/2026		$1,300	1,223
8.000% due 06/15/2027		1,000	1,043
Host Hotels & Resorts LP
2.900% due 12/15/2031		1,100	924
3.375% due 12/15/2029		200	180
3.500% due 09/15/2030		3,300	2,947
HSBC Holdings PLC
4.600% due 12/17/2030 •(f)(g)		900	753
5.402% due 08/11/2033 •		700	703
5.887% due 08/14/2027		200	203
Hudson Pacific Properties LP
3.950% due 11/01/2027		900	754
4.650% due 04/01/2029		100	81
5.950% due 02/15/2028		100	89
Intesa Sanpaolo SpA 4.950% due 06/01/2042 •		600	428
Invitation Homes Operating Partnership LP 5.500% due 08/15/2033		2,300	2,305
JPMorgan Chase & Co. 3.540% due 05/01/2028 •		8,000	7,640
JPMorgan Chase Bank NA 5.110% due 12/08/2026		250	252
Kilroy Realty LP 4.750% due 12/15/2028		200	191
Morgan Stanley
4.210% due 04/20/2028 •		1,600	1,565
4.889% due 07/20/2033 •		4,450	4,341
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026		50	51
Nexi SpA 2.125% due 04/30/2029 (j)	EUR	1,775	1,735
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		$1,600	1,372
Nomura Holdings, Inc. 1.851% due 07/16/2025		900	853
OneMain Finance Corp. 7.875% due 03/15/2030		900	927
PennyMac Financial Services, Inc. 7.875% due 12/15/2029		800	825
Principal Life Global Funding 1.250% due 08/16/2026		700	635
Rexford Industrial Realty LP 2.125% due 12/01/2030		700	573

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

RGA Global Funding 6.000% due 11/21/2028	300	311
Rocket Mortgage LLC 2.875% due 10/15/2026	1,800	1,662
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •	1,100	1,035
SBA Communications Corp. 3.125% due 02/01/2029	1,000	900
SLM Corp. 3.125% due 11/02/2026	2,400	2,240
Societe Generale SA
3.337% due 01/21/2033 •	1,200	1,010
6.691% due 01/10/2034 •	1,700	1,797
UBS Group AG
4.988% due 08/05/2033 •	1,400	1,355
6.442% due 08/11/2028 •	900	935
6.537% due 08/12/2033 •	1,300	1,388
VICI Properties LP
3.875% due 02/15/2029	2,225	2,046
4.500% due 01/15/2028	500	477
Vornado Realty LP 2.150% due 06/01/2026	1,700	1,534
Wells Fargo & Co.
3.526% due 03/24/2028 •	200	191
4.897% due 07/25/2033 •	6,400	6,238
Weyerhaeuser Co.
4.000% due 04/15/2030	2,000	1,906
4.000% due 03/09/2052	3,025	2,494
4.750% due 05/15/2026	600	597
7.375% due 03/15/2032	142	165
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)	700	4

		102,335

INDUSTRIALS 35.8%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	841	819
Altice France SA 5.125% due 07/15/2029	1,060	826
American Airlines Pass-Through Trust
3.200% due 12/15/2029	202	185
3.375% due 11/01/2028	173	158
3.575% due 07/15/2029	67	62
3.700% due 04/01/2028	106	98
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028	1,800	1,705
Amgen, Inc.
5.150% due 03/02/2028	1,400	1,434
5.250% due 03/02/2030	1,800	1,851
Ashtead Capital, Inc.
4.375% due 08/15/2027	2,300	2,211
5.950% due 10/15/2033	200	204
Boeing Co.
3.950% due 08/01/2059	2,350	1,800
5.705% due 05/01/2040	800	828
5.805% due 05/01/2050	500	518
5.930% due 05/01/2060	500	519
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	800	754
5.950% due 08/04/2033	100	106
Boston Scientific Corp. 2.650% due 06/01/2030	3,600	3,216
British Airways Pass-Through Trust 3.300% due 06/15/2034	167	149
Carnival Corp. 4.000% due 08/01/2028	3,600	3,349
Centene Corp. 2.450% due 07/15/2028	2,100	1,872
CGI, Inc. 1.450% due 09/14/2026	100	91
Charter Communications Operating LLC
3.950% due 06/30/2062	1,200	756
6.150% due 11/10/2026	400	409
Cheniere Energy Partners LP
3.250% due 01/31/2032	2,300	1,962
4.500% due 10/01/2029	1,800	1,724
Cheniere Energy, Inc. 4.625% due 10/15/2028	2,300	2,247
Choice Hotels International, Inc.
3.700% due 12/01/2029	2,500	2,218
3.700% due 01/15/2031	550	475
Concentrix Corp. 6.650% due 08/02/2026	800	820
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «	314	311

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (a)		831	605
Continental Resources, Inc. 5.750% due 01/15/2031		1,750	1,743
Cox Communications, Inc. 3.500% due 08/15/2027		800	762
DAE Funding LLC 1.550% due 08/01/2024		600	585
Diamond Sports Group LLC
5.375% due 08/15/2026 ^(b)		700	36
6.625% due 08/15/2027 ^(b)		1,200	63
Elevance Health, Inc. 2.250% due 05/15/2030		1,900	1,646
Energy Transfer LP
4.950% due 06/15/2028		1,600	1,595
5.000% due 05/15/2044		1,100	967
EQT Corp. 5.000% due 01/15/2029		900	892
Esercizi Aeroportuali SEA SpA 3.500% due 10/09/2025 (j)	EUR	800	867
Glencore Funding LLC 5.400% due 05/08/2028		$1,600	1,630
Global Payments, Inc.
1.200% due 03/01/2026		100	92
5.950% due 08/15/2052		1,700	1,736
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031		300	317
HCA, Inc. 3.500% due 09/01/2030		2,700	2,448
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028		900	946
Humana, Inc. 4.875% due 04/01/2030		2,300	2,332
Hyundai Capital America
5.500% due 03/30/2026		300	302
6.539% due 08/04/2025		300	300
Imperial Brands Finance PLC
3.125% due 07/26/2024		200	197
5.500% due 09/28/2026	GBP	800	1,029
6.125% due 07/27/2027		$200	206
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	600	643
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$70	67
JDE Peet's NV 2.250% due 09/24/2031		150	120
John Lewis PLC 4.250% due 12/18/2034	GBP	700	649
JT International Financial Services BV 3.875% due 09/28/2028		$800	764
Kinetik Holdings LP 6.625% due 12/15/2028		300	306
Las Vegas Sands Corp. 3.200% due 08/08/2024		1,400	1,374
Leidos, Inc. 2.300% due 02/15/2031		3,800	3,183
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	2,100	2,085
Marvell Technology, Inc. 5.750% due 02/15/2029		$70	72
Mattel, Inc. 3.375% due 04/01/2026		2,500	2,380
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		400	354
5.625% due 07/17/2027		2,000	1,876
MGM China Holdings Ltd. 4.750% due 02/01/2027		2,650	2,523
Mileage Plus Holdings LLC 6.500% due 06/20/2027		70	70
Moody's Corp. 3.100% due 11/29/2061		1,200	813
MSCI, Inc. 3.625% due 11/01/2031		3,800	3,349
Mundys SpA 1.875% due 02/12/2028	EUR	2,500	2,542
NetApp, Inc. 3.300% due 09/29/2024		$440	433
Netflix, Inc. 4.875% due 04/15/2028		3,700	3,752
Newell Brands, Inc. 4.875% due 06/01/2025		775	763
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028		500	538
NextEra Energy Operating Partners LP 7.250% due 01/15/2029		400	419

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Northern Star Resources Ltd. 6.125% due 04/11/2033		50	50
Oracle Corp. 2.300% due 03/25/2028 (h)		743	677
PRA Health Sciences, Inc. 2.875% due 07/15/2026		1,000	935
Prosus NV 3.832% due 02/08/2051		2,000	1,258
Royal Caribbean Cruises Ltd. 4.250% due 07/01/2026		1,700	1,643
Royalty Pharma PLC 1.750% due 09/02/2027		1,800	1,615
Sands China Ltd.
4.300% due 01/08/2026		200	192
5.650% due 08/08/2028		4,300	4,267
Santos Finance Ltd. 3.649% due 04/29/2031		3,200	2,789
Sealed Air Corp. 1.573% due 10/15/2026		1,300	1,172
Silgan Holdings, Inc. 1.400% due 04/01/2026		900	822
Spirit AeroSystems, Inc. 9.750% due 11/15/2030		300	323
Stryker Corp. 4.850% due 12/08/2028		100	101
Studio City Finance Ltd. 5.000% due 01/15/2029		325	273
Teva Pharmaceutical Finance Netherlands BV 3.150% due 10/01/2026		1,800	1,668
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		200	232
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		1,100	1,142
Travel & Leisure Co. 6.625% due 07/31/2026		150	151
United Airlines Pass-Through Trust
4.150% due 10/11/2025		151	150
5.800% due 07/15/2037		600	611
5.875% due 04/15/2029		65	66
United Airlines, Inc. 4.375% due 04/15/2026		400	390
United Rentals North America, Inc. 3.875% due 11/15/2027		2,600	2,484
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		4,600	4,179
3.875% due 11/01/2033		1,125	955
4.125% due 08/15/2031		1,300	1,147
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(b)		848	5
VOC Escrow Ltd. 5.000% due 02/15/2028		2,200	2,109
Walgreens Boots Alliance, Inc. 3.200% due 04/15/2030		800	705
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		1,900	1,739
Wynn Macau Ltd.
5.125% due 12/15/2029		1,000	890
5.500% due 10/01/2027		500	473
Zoetis, Inc. 2.000% due 05/15/2030		1,600	1,378

			120,639

UTILITIES 6.7%
Avangrid, Inc. 3.150% due 12/01/2024		461	451
Black Hills Corp. 1.037% due 08/23/2024		100	97
Blue Racer Midstream LLC 7.625% due 12/15/2025		1,550	1,572
Clearway Energy Operating LLC 4.750% due 03/15/2028		875	844
CMS Energy Corp. 2.950% due 02/15/2027		100	94
DTE Energy Co. 2.529% due 10/01/2024 þ		147	144
Edison International 6.950% due 11/15/2029		100	109
Endeavor Energy Resources LP 5.750% due 01/30/2028		850	851
EP Infrastructure AS
1.816% due 03/02/2031	EUR	1,100	943
2.045% due 10/09/2028		800	740
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		$1,500	862

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Genesis Energy LP 8.250% due 01/15/2029		100	103
Georgia Power Co. 6.144% due 05/08/2025		1,700	1,704
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		200	197
National Grid PLC 5.602% due 06/12/2028		100	103
Niagara Mohawk Power Corp. 3.508% due 10/01/2024		200	197
ONEOK, Inc.
5.550% due 11/01/2026		1,500	1,527
5.650% due 11/01/2028		200	207
Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	330
3.300% due 12/01/2027		200	187
3.950% due 12/01/2047		1,200	881
4.550% due 07/01/2030		400	381
Pennsylvania Electric Co. 5.150% due 03/30/2026		100	100
Plains All American Pipeline LP 4.500% due 12/15/2026		2,500	2,469
Southern California Edison Co. 5.650% due 10/01/2028		600	626
Tallgrass Energy Partners LP 6.000% due 12/31/2030		400	372
Telecom Italia SpA 7.875% due 07/31/2028	EUR	700	861
Vistra Operations Co. LLC
3.550% due 07/15/2024		$1,100	1,085
3.700% due 01/30/2027		1,700	1,611
4.300% due 07/15/2029		3,000	2,811
6.950% due 10/15/2033		150	158

			22,617

Total Corporate Bonds & Notes (Cost $245,172)			245,591

U.S. GOVERNMENT AGENCIES 21.2%
Freddie Mac 5.992% due 11/25/2055 «~		361	226
Uniform Mortgage-Backed Security
3.000% due 05/01/2052		188	166
4.000% due 11/01/2053		981	927
4.500% due 07/01/2052 - 01/01/2053		14,705	14,265
5.000% due 08/01/2052 - 10/01/2053		3,878	3,842
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2054		600	568
5.500% due 02/01/2054		5,900	5,927
6.000% due 02/01/2054		18,800	19,090
6.500% due 02/01/2054		25,800	26,438

Total U.S. Government Agencies (Cost $70,376)			71,449

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024 (m)		1,425	1,401
0.125% due 04/15/2025 (m)		357	345
0.250% due 01/15/2025		260	252
U.S. Treasury Notes
4.500% due 11/15/2033		13,200	13,862

Total U.S. Treasury Obligations (Cost $15,841)			15,860

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
American Home Mortgage Investment Trust 7.549% due 11/25/2045 •		32	13
AREIT LLC 7.470% due 02/17/2028		500	501
Banc of America Funding Trust
4.423% due 09/20/2047 ~		340	284
7.000% due 10/25/2037 «		135	92
Banc of America Mortgage Trust 4.302% due 10/25/2035 ~		381	305
BCAP LLC Trust
5.910% due 05/25/2047 •		102	96
6.000% due 07/26/2037 «~		138	117
Bear Stearns ALT-A Trust 3.884% due 04/25/2037 ~		304	220
Bear Stearns Asset-Backed Securities Trust 5.820% due 12/25/2035 «•		249	119
BX Commercial Mortgage Trust 6.375% due 02/15/2039		405	398
Chase Mortgage Finance Trust 5.108% due 09/25/2036 «~		56	49

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

CIM Trust 5.000% due 05/25/2062	738	732
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036 «	20	19
Countrywide Alternative Loan Trust
5.500% due 04/25/2035 «•	247	186
5.662% due 09/20/2046 •	74	75
5.750% due 07/25/2035	94	59
5.770% due 06/25/2035 •	268	180
5.850% due 07/25/2046 •	72	71
5.850% due 09/25/2046 •	232	215
6.000% due 10/25/2035 ~	137	98
6.000% due 08/25/2036 •	210	125
6.000% due 05/25/2037	599	281
6.090% due 11/25/2035 •	97	88
Countrywide Home Loan Mortgage Pass-Through Trust
3.862% due 09/25/2037 ~	61	55
5.750% due 07/25/2037	83	41
6.000% due 10/25/2034 «	4	4
Credit Suisse Mortgage Capital Certificates 3.945% due 12/29/2037 ~	3,858	2,083
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 07/25/2036	590	291
Credit Suisse Mortgage Capital Trust 0.000% due 01/25/2060 (d)	721	625
DBGS Mortgage Trust 6.871% due 10/15/2036 •	1,000	949
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.570% due 08/25/2037 •	177	143
5.620% due 02/25/2047 ~	1,693	987
First Horizon Alternative Mortgage Securities Trust
4.594% due 08/25/2035 ~	56	50
6.000% due 05/25/2036	6	3
Impac Secured Assets Trust 5.770% due 11/25/2036 •	19	18
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	253	114
IndyMac INDX Mortgage Loan Trust
3.669% due 05/25/2037 «~	101	81
3.751% due 11/25/2035 ~	244	225
5.970% due 02/25/2037 ~	213	133
Lux Trust 8.052% due 08/15/2040	500	506
MASTR Adjustable Rate Mortgages Trust 7.338% due 11/25/2034 «~	64	58
Merrill Lynch Alternative Note Asset Trust 5.690% due 03/25/2037 •	1,811	446
Morgan Stanley Mortgage Loan Trust 3.278% due 11/25/2037 ~	255	170
Residential Accredit Loans, Inc. Trust
5.065% due 07/25/2035 «~	17	15
5.172% due 12/26/2034 ~	213	77
5.500% due 08/25/2035 •	347	273
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 «	13	10
VASA Trust 6.376% due 07/15/2039 •	500	453
WaMu Mortgage Pass-Through Certificates Trust
4.272% due 12/25/2036 ~	100	87
5.810% due 07/25/2047 •	54	45

Total Non-Agency Mortgage-Backed Securities (Cost $14,467)		12,265

ASSET-BACKED SECURITIES 5.2%
ABFC Trust
6.470% due 06/25/2037 •	282	216
6.520% due 03/25/2034 •	432	412
ACE Securities Corp. Home Equity Loan Trust 6.295% due 12/25/2045 •	536	407
Allegro CLO Ltd. 6.827% due 07/20/2032	1,000	998
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.930% due 01/25/2036 •	398	365
Bear Stearns Asset-Backed Securities Trust 7.270% due 07/25/2034 •	90	95
Citigroup Mortgage Loan Trust 5.790% due 12/25/2036 •	892	498
Elmwood CLO Ltd.
6.717% due 10/20/2034	500	501
7.054% due 01/17/2034	600	601
Goldentree Loan Management U.S. CLO Ltd. 7.027% due 01/20/2034	800	800
GSAMP Trust
5.590% due 12/25/2036 •	415	196
5.700% due 12/25/2046 ~	351	174

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

HSI Asset Securitization Corp. Trust 6.250% due 11/25/2035 •		656	601
Lehman XS Trust 5.780% due 03/25/2037 •		708	619
MASTR Asset-Backed Securities Trust
5.690% due 08/25/2036 •		491	189
5.770% due 08/25/2036 •		1,111	428
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 01/25/2037 •		3,282	1,321
5.610% due 10/25/2036 ~		629	272
5.620% due 10/25/2036 •		1,615	844
5.620% due 12/25/2036 •		90	46
5.770% due 06/25/2036 •		149	123
5.930% due 09/25/2036 •		697	298
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ		1,014	338
New Century Home Equity Loan Trust 8.470% due 01/25/2033 •		57	49
People's Financial Realty Mortgage Securities Trust 5.610% due 09/25/2036 •		3,481	894
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 þ		2,099	576
Residential Asset Mortgage Products Trust 5.930% due 12/25/2035 •		1,027	849
Residential Asset Securities Corp. Trust 5.843% due 08/25/2034 •		158	153
Securitized Asset-Backed Receivables LLC Trust
5.970% due 03/25/2036 •		1,215	744
5.970% due 05/25/2036 •		745	390
SG Mortgage Securities Trust 5.830% due 02/25/2036 •		1,016	507
Silver Rock CLO Ltd. 7.138% due 10/20/2033		700	698
Structured Asset Investment Loan Trust
6.595% due 01/25/2035 •		1,024	848
6.850% due 04/25/2033 «•		35	34
7.045% due 01/25/2035 •		1,102	848
7.195% due 01/25/2035 •		917	404

Total Asset-Backed Securities (Cost $19,484)			17,336

SOVEREIGN ISSUES 3.0%
Argentina Government International Bond
1.000% due 07/09/2029		29	11
3.500% due 07/09/2041 þ		1,800	615
Australia Government International Bond 1.000% due 11/21/2031	AUD	900	495
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (d)	BRL	16,800	3,291
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	10,300	535
3.000% due 12/03/2026 (e)		1,277	70
4.000% due 11/30/2028 (e)		11,976	690
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	78,100	4,470

Total Sovereign Issues (Cost $11,629)			10,177

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(c)(h)		904,655	98

FINANCIALS 0.0%
Intelsat Emergence SA «(c)(h)		937	27

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)		304,919	0

Total Common Stocks (Cost $719)			125

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(h)		1	0

FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		1,461	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

INFORMATION TECHNOLOGY 0.0%
Cineworld Group PLC - Exp. 11/23/2025 «(h)		5,979	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		34,977	0

Total Warrants (Cost $284)			0

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
COMMERCIAL PAPER 0.4%
AT&T, Inc. 5.700% due 03/19/2024		$1,400	1,382

REPURCHASE AGREEMENTS (i) 1.1%			3,790

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	4,666	5

Total Short-Term Instruments (Cost $5,178)			5,177

Total Investments in Securities (Cost $399,790)			394,643

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		7,966	77

Total Short-Term Instruments (Cost $77)			77

Total Investments in Affiliates (Cost $77)			77

Total Investments 117.1% (Cost $399,867)			$394,720
Financial Derivative Instruments (k)(l) (0.2)%(Cost or Premiums, net $(537))			(589)
Other Assets and Liabilities, net (16.9)%			(57,136)

Net Assets 100.0%			$336,995

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
LONG SECURITIES
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Cineworld Group PLC - Exp. 11/23/2025	12/21/2020	$0	$0	0.00%
Constellation Oil 'B'	06/10/2022	98	98	0.03
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	11/12/2019 - 07/03/2023	85	27	0.01
Oracle Corp. 2.300% due 03/25/2028	10/04/2023	645	677	0.20

$828	$802	0.24%

SHORT SECURITIES
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

General Motors Co.	6.800%	10/01/2027	12/21/2022	$(1,677)	$(1,697)	(0.50)%
$(1,677)	$(1,697)	(0.50)%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$2,098	U.S. Treasury Notes 4.875% due 11/30/2025	$(2,140)	$2,098	$2,099
RDR	5.150	12/15/2023	02/02/2024	1,692	General Motors Co. 6.800% due 10/01/2027	(1,697)	1,692	1,696

Total Repurchase Agreements	$(3,837)	$3,790	$3,795

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JML	2.000%	11/14/2023	TBD(3)	EUR	(290)	$(322)
3.000	08/24/2023	TBD(3)	(342)	(381)

Total Reverse Repurchase Agreements	$(703)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

Corporate Bonds & Notes (0.5)%
Industrials (0.5)%
General Motors Co.	6.800%	10/01/2027	$1,600	$(1,678)	$(1,724)

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	4.000%	01/01/2054	800	(749)	(757)

Total Short Sales (0.7)%	$(2,427)	$(2,481)

(j)	Securities with an aggregate market value of $716 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(586) at a weighted average interest rate of 2.943%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(28) of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	133	$(31,469)	$906	$0	$(2)
Japan Government 10-Year Bond March Futures	03/2024	2	(2,081)	(13)	5	(3)
U.S. Treasury 10-Year Note March Futures	03/2024	133	(15,014)	(470)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	107	(12,628)	(610)	10	0
U.S. Treasury Long-Term Bond March Futures	03/2024	158	(19,740)	(1,541)	30	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	61	(8,149)	(691)	32	0

Total Futures Contracts	$(2,419)	$77	$(5)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AutoZone, Inc.	(1.000)%	Quarterly	06/20/2024	0.076%	$4,400	$(118)	$97	$(21)	$0	$0
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.129	300	0	(4)	(4)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.111	4,200	(153)	116	(37)	0	(1)
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.188	4,400	(129)	111	(18)	0	0

$(400)	$320	$(80)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.674%	$100	$(1)	$2	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750	400	(2)	6	4	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.342	200	3	(2)	1	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.458	EUR	450	(81)	85	4	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.508	600	(54)	61	7	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.588	$100	17	1	18	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2026	0.555	700	(6)	14	8	1	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451		400	1	1	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739		200	0	3	3	0	0

							$(123)	$171	$48	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$12	$11	$0	$(1)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		400	(20)	(67)	(87)	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2027	JPY	292,500	(1)	28	27	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043		120,000	17	26	43	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		$11,900	(216)	(9)	(225)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		300	(1)	(18)	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		400	(2)	(17)	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		300	(1)	(11)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		200	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		200	(1)	(5)	(6)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	0	(2)	(2)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	0	(3)	(3)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	(1)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		4,000	228	940	1,168	16	0
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	400	(1)	(9)	(10)	2	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		400	(1)	(8)	(9)	2	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		200	0	(5)	(5)	1	0
Receive(6)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		200	0	(3)	(3)	0	(4)
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		300	(1)	(10)	(11)	4	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(7)	(8)	2	0
Receive	3-Month ZAR-JIBAR	7.300	Quarterly	04/28/2027	ZAR	46,700	0	40	40	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	2,600	(19)	67	48	2	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		3,100	(17)	72	55	3	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		200	0	(7)	(7)	1	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		1,400	(8)	(57)	(65)	5	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		1,310	131	591	722	25	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,600	56	(222)	(166)	45	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025	CAD	700	(13)	9	(4)	0	0
Pay(6)	CAONREPO Index	3.750	Semi-Annual	12/20/2025		11,400	(152)	130	(22)	5	0

							$(26)	$1,445	$1,419	$135	$(13)

Total Swap Agreements							$(549)	$1,936	$1,387	$136	$(14)

Cash of $4,777 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	79	$100	$0	$0
01/2024	$773	JPY	114,044	36	0
03/2024	114	INR	9,573	0	0
BPS	01/2024	EUR	2,641	$2,906	12	(22)
01/2024	GBP	300	381	0	(2)
01/2024	$332	BRL	1,626	3	0
01/2024	781	JPY	114,900	35	0
01/2024	ZAR	42,663	$2,301	0	(28)
03/2024	$41	IDR	627,078	0	0
03/2024	398	INR	33,252	1	0
BRC	02/2024	40	TRY	1,207	0	0
03/2024	147	HKD	1,145	0	0
03/2024	125	TRY	3,968	0	(1)
04/2024	267	8,600	0	(4)
BSH	01/2024	BRL	10,000	$2,007	0	(52)
01/2024	$3,243	BRL	16,000	50	0
07/2024	BRL	16,800	$3,338	0	(60)
CBK	01/2024	3,209	659	0	(2)
01/2024	MXN	23,418	1,328	0	(45)
01/2024	$395	AUD	587	5	0
01/2024	123	NOK	1,319	7	0
01/2024	ZAR	4,670	$245	0	(10)
04/2024	$659	BRL	3,241	3	0
GLM	01/2024	BRL	6,000	$1,184	0	(51)
01/2024	MXN	13,593	780	0	(17)
01/2024	$312	BRL	1,585	15	0
01/2024	864	MXN	15,163	25	0
01/2024	ZAR	10,337	$544	0	(20)
03/2024	$93	IDR	1,431,334	0	0
03/2024	67	TRY	2,102	0	(1)
JPM	03/2024	59	IDR	904,525	0	0
03/2024	119	INR	9,966	0	0
MBC	01/2024	CAD	3,112	$2,300	0	(49)
01/2024	EUR	10,002	10,993	0	(51)
01/2024	ZAR	15,612	817	0	(36)
03/2024	$71	IDR	1,101,720	0	0
MYI	01/2024	CAD	395	$300	1	0
01/2024	$224	ZAR	4,123	1	0
03/2024	568	IDR	8,741,191	0	0
RBC	04/2024	1	MXN	22	0	0
SCX	01/2024	ZAR	4,436	$234	0	(8)
03/2024	$36	IDR	548,770	0	0
03/2024	259	INR	21,698	0	0
03/2024	609	THB	21,057	12	0
UAG	01/2024	GBP	1,630	$2,063	0	(15)
01/2024	$553	NOK	5,903	28	0
01/2024	ZAR	8,641	$453	0	(19)

Total Forward Foreign Currency Contracts	$234	$(493)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.975%	05/29/2024	3,800	$4	$2

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Purchased Options							$4	$2

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	100	0	0
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	300	(1)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	300	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	200	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	200	(1)	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.195	05/29/2024	1,900	(4)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	300	(1)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	300	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	300	(2)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	300	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	300	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	300	(1)	(1)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	300	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	200	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	100	0	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	300	(1)	(5)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	200	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	200	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	300	(1)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	300	(2)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	200	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	200	(1)	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	200	(1)	0

$(56)	$(65)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	300	$(1)	$(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.094	02/06/2024	300	(1)	(3)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	99.227	02/06/2024	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	200	(1)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	300	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	300	(1)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	200	(1)	0

$(8)	$(11)

Total Written Options	$(64)	$(76)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$5,900	$72	$(522)	$0	$(450)

Total Swap Agreements	$72	$(522)	$0	$(450)

(m)

Securities with an aggregate market value of $264 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$15,395	$1,268	$16,663
Corporate Bonds & Notes
Banking & Finance	0	102,335	0	102,335
Industrials	0	120,328	311	120,639
Utilities	0	22,617	0	22,617
U.S. Government Agencies	0	71,223	226	71,449
U.S. Treasury Obligations	0	15,860	0	15,860
Non-Agency Mortgage-Backed Securities	0	11,497	768	12,265
Asset-Backed Securities	0	17,302	34	17,336
Sovereign Issues	0	10,177	0	10,177
Common Stocks
Energy	0	0	98	98
Financials	0	0	27	27
Short-Term Instruments
Commercial Paper	0	1,382	0	1,382
Repurchase Agreements	0	3,790	0	3,790
Short-Term Notes	0	5	0	5

	$0	$391,911	$2,732	$394,643
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$77	$0	$0	$77

Total Investments	$77	$391,911	$2,732	$394,720

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(1,724)	0	(1,724)
U.S. Government Agencies	0	(757)	0	(757)

	$0	$(2,481)	$0	$(2,481)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	208	0	213
Over the counter	0	236	0	236

	$5	$444	$0	$449
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(16)	0	(19)
Over the counter	0	(1,019)	0	(1,019)

	$(3)	$(1,035)	$0	$(1,038)

Total Financial Derivative Instruments	$2	$(591)	$0	$(589)

Totals	$79	$388,839	$2,732	$391,650

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Diversified Income Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.4%
Air Canada 9.139% due 08/11/2028		$1,872	$1,880
Altar Bidco, Inc.
10.813% due 02/01/2030		900	893
Altice France SA 10.894% due 08/15/2028		7,014	6,322
American Airlines, Inc. 10.427% due 04/20/2028		4,365	4,491
AP Core Holdings LLC 10.970% due 09/01/2027		2,600	2,545
Asurion Corp. 9.706% due 08/19/2028		153	153
BCPE Empire Holdings, Inc. 10.106% due 12/11/2028		1,965	1,973
Boels Topholding BV 7.112% - 7.237% (EUR001M + 3.250%) due 02/06/2027 ~	EUR	2,586	2,863
Carnival Corp. 8.720% due 10/18/2028		$3,424	3,434
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		6,759	6,083
CenturyLink, Inc. 7.720% due 03/15/2027		5,517	3,825
Charter Communications Operating LLC 7.133% due 02/01/2027		12,961	12,977
Clear Channel Outdoor Holdings, Inc. 9.145% due 08/21/2026		965	957
Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK) 18.000% due 08/02/2027 (c)		744	662
Diamond Sports Group LLC TBD% - 15.420% due 05/25/2026		561	425
DirecTV Financing LLC 10.650% due 08/02/2027		1,834	1,838
Endure Digital, Inc. 9.422% due 02/10/2028		2,341	2,299
Envalior Finance GmbH 10.883% due 03/29/2030		993	916
Foundation Building Materials Holding Co. LLC 8.895% due 01/31/2028		975	974
Frontier Communications Corp. 9.220% due 10/08/2027		1,945	1,938
GIP Blue Holding LP 9.970% due 09/29/2028		3,920	3,943
Graham Packaging Co., Inc. 8.470% due 08/04/2027		2,213	2,219
Hertz Corp. 8.720% due 06/30/2028		2,675	2,671
iHeartCommunications, Inc. 8.470% due 05/01/2026		648	561
IRB Holding Corp. 8.456% due 12/15/2027		2,675	2,682
Ivanti Software, Inc. 9.907% due 12/01/2027		1,286	1,225
Lifepoint Health, Inc. 11.168% due 11/16/2028		1,863	1,861
Marriott Ownership Resorts, Inc. 7.206% due 08/29/2025		771	773
Medline Borrower LP 8.470% due 10/23/2028		1,965	1,977
MH Sub LLC 9.220% due 09/13/2024		1,025	1,027
MPH Acquisition Holdings LLC 9.900% due 09/01/2028		880	851
Nouryon Finance BV 8.182% (EUR003M + 4.250%) due 04/03/2028 ~	EUR	755	836
Olympus Water U.S. Holding Corp. 9.360% due 11/09/2028		$2,254	2,253
Organon & Co. 8.472% due 06/02/2028		2,479	2,488
Project Mercury 8.127% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	2,700	2,990
Sabre GLBL, Inc. 8.970% due 12/17/2027		$2,701	2,376

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

SOCAR Turkey Enerji AS 7.387% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	4,000	4,361
Softbank Vision Fund 5.000% due 12/21/2025 «		$7,056	6,738
Sotera Health Holdings LLC 8.395% due 12/11/2026		948	948
Standard Industries, Inc. 7.721% due 09/22/2028		2,573	2,581
TransDigm, Inc. 8.598% due 08/24/2028		3,420	3,440
United Airlines, Inc. 9.220% due 04/21/2028		1,781	1,790
White Cap Buyer LLC 9.106% due 10/19/2027		970	973
Windstream Services LLC
9.448% due 02/23/2027		4,000	3,960
11.706% due 09/21/2027		386	366
Worldwide Express Operations LLC 9.610% due 07/26/2028		1,081	1,062
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		180	160

Total Loan Participations and Assignments (Cost $118,418)			114,560

CORPORATE BONDS & NOTES 46.6%
BANKING & FINANCE 13.9%
AerCap Ireland Capital DAC
3.650% due 07/21/2027		10,055	9,563
4.450% due 04/03/2026		550	540
AIA Group Ltd. 3.200% due 09/16/2040		800	608
Aircastle Ltd. 2.850% due 01/26/2028		560	500
Ally Financial, Inc. 8.000% due 11/01/2031		14,166	15,505
American Assets Trust LP 3.375% due 02/01/2031		810	661
American Homes 4 Rent LP
2.375% due 07/15/2031		100	83
3.375% due 07/15/2051		100	69
4.900% due 02/15/2029		1,910	1,891
American Tower Corp.
2.100% due 06/15/2030		1,200	1,007
2.750% due 01/15/2027		1,860	1,745
2.900% due 01/15/2030		870	775
3.375% due 10/15/2026		290	278
3.700% due 10/15/2049		2,000	1,518
3.800% due 08/15/2029		1,950	1,853
AmWINS Group, Inc. 4.875% due 06/30/2029		1,100	1,006
Antares Holdings LP 2.750% due 01/15/2027		1,050	931
Aon Corp. 2.800% due 05/15/2030		670	595
Armor Holdco, Inc. 8.500% due 11/15/2029		550	499
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		1,250	1,109
Aviation Capital Group LLC 5.500% due 12/15/2024		3,030	3,015
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	6,731
2.875% due 02/15/2025		2,000	1,931
3.250% due 02/15/2027		500	463
4.250% due 04/15/2026		1,575	1,522
5.250% due 05/15/2024		4,700	4,676
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	1,300	1,426
7.708% due 01/18/2028 •		2,400	2,656
10.500% due 07/23/2029		2,400	2,916
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	5,400	1,418
Banco Mercantil del Norte SA 8.375% due 10/14/2030 •(h)(i)		$2,600	2,567
Banco Santander SA 2.746% due 05/28/2025		800	773
Banco Votorantim SA 4.500% due 09/24/2024		600	590
Bank of America Corp.
2.676% due 06/19/2041 •		640	458
2.687% due 04/22/2032 •		3,000	2,534
2.884% due 10/22/2030 •		4,490	3,987
3.705% due 04/24/2028 •		6,700	6,402

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Barclays PLC
2.894% due 11/24/2032 •		900	738
4.375% due 01/12/2026		4,100	4,045
4.375% due 03/15/2028 •(h)(i)		1,800	1,404
6.125% due 12/15/2025 •(h)(i)		3,000	2,873
6.375% due 12/15/2025 •(h)(i)	GBP	600	730
7.125% due 06/15/2025 •(h)(i)		3,700	4,599
8.000% due 06/15/2024 •(h)(i)		$2,800	2,788
BGC Group, Inc. 4.375% due 12/15/2025		2,540	2,439
BNP Paribas SA
1.904% due 09/30/2028 •		100	89
2.219% due 06/09/2026 •		1,600	1,528
3.052% due 01/13/2031 •		4,600	4,046
4.625% due 01/12/2027 •(h)(i)		2,200	1,928
4.705% due 01/10/2025 •		500	500
7.000% due 08/16/2028 •(h)(i)		2,000	1,968
BPCE SA
6.714% due 10/19/2029		2,500	2,635
7.003% due 10/19/2034		2,500	2,720
Brixmor Operating Partnership LP 4.125% due 05/15/2029		190	181
Brookfield Finance, Inc.
3.900% due 01/25/2028		432	416
4.350% due 04/15/2030		3,400	3,282
4.700% due 09/20/2047		626	546
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,595	1,550
CaixaBank SA
6.750% due 06/13/2024 •(h)(i)	EUR	400	442
6.840% due 09/13/2034		$2,500	2,642
Citigroup, Inc. 2.572% due 06/03/2031 •(j)		4,400	3,761
Commerzbank AG 8.625% due 02/28/2033	GBP	4,000	5,432
Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	1,500	1,656
9.152% due 01/28/2029 •		1,500	1,656
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043 «	PEN	31,400	8,564
Credit Acceptance Corp. 9.250% due 12/15/2028		$2,750	2,935
Credit Agricole SA 1.907% due 06/16/2026 •		3,550	3,370
Credit Suisse AG AT1 Claim		12,750	1,529
Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,699
3.100% due 11/15/2029		1,020	914
3.250% due 01/15/2051		2,470	1,729
3.650% due 09/01/2027		1,464	1,393
4.000% due 03/01/2027		199	193
4.000% due 11/15/2049		500	396
CubeSmart LP 2.000% due 02/15/2031		1,525	1,245
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,775	599
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		7,625	7,339
Deutsche Bank AG
3.729% due 01/14/2032 •(j)		3,000	2,516
5.882% due 07/08/2031 •		2,800	2,720
Discover Bank 4.650% due 09/13/2028		1,100	1,048
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,800	2,233
Enact Holdings, Inc. 6.500% due 08/15/2025		690	688
Equinix, Inc. 3.200% due 11/18/2029		910	837
Erste Group Bank AG 4.250% due 10/15/2027 •(h)(i)	EUR	400	379
Essex Portfolio LP
1.650% due 01/15/2031		$700	555
2.650% due 03/15/2032		690	577
2.650% due 09/01/2050		300	181
Extra Space Storage LP
3.875% due 12/15/2027		112	107
4.000% due 06/15/2029		150	143
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,400	1,524
2.748% due 06/14/2024	GBP	1,300	1,635
2.900% due 02/16/2028		$1,400	1,258
3.021% due 03/06/2024	EUR	1,000	1,101
3.375% due 11/13/2025		$13,100	12,542
3.815% due 11/02/2027		800	747
4.535% due 03/06/2025	GBP	4,900	6,160

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.542% due 08/01/2026		$600	581
4.675% due 12/01/2024 •	EUR	600	664
5.125% due 06/16/2025		$8,920	8,812
5.584% due 03/18/2024		1,150	1,149
7.200% due 06/10/2030		150	160
7.350% due 11/04/2027		300	317
7.350% due 03/06/2030		150	161
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	6,497
6.500% due 10/01/2025		8,178	8,159
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,388
7.625% due 05/01/2026		1,100	1,086
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,000	1,011
GLP Capital LP
4.000% due 01/15/2030		$100	91
5.750% due 06/01/2028		890	899
Goldman Sachs Group, Inc. 3.800% due 03/15/2030		2,500	2,351
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,450	1,351
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		820	673
HAT Holdings LLC
3.375% due 06/15/2026		1,970	1,853
3.750% due 09/15/2030		2,520	2,126
Highwoods Realty LP 3.050% due 02/15/2030		100	83
Host Hotels & Resorts LP 3.875% due 04/01/2024		560	557
Howard Hughes Corp.
4.125% due 02/01/2029		3,475	3,102
4.375% due 02/01/2031		500	435
HSBC Holdings PLC
2.357% due 08/18/2031 •		400	332
2.804% due 05/24/2032 •		1,700	1,420
2.848% due 06/04/2031 •		4,600	3,959
3.973% due 05/22/2030 •		1,140	1,066
4.041% due 03/13/2028 •		1,020	983
4.250% due 08/18/2025		4,200	4,109
4.292% due 09/12/2026 •		1,000	980
4.583% due 06/19/2029 •		400	388
4.600% due 12/17/2030 •(h)(i)		2,450	2,049
4.700% due 03/09/2031 •(h)(i)		1,100	899
5.875% due 09/28/2026 •(h)(i)	GBP	2,500	3,035
7.008% (US0003M + 1.380%) due 09/12/2026 ~		$1,700	1,716
Hudson Pacific Properties LP
3.250% due 01/15/2030		480	353
4.650% due 04/01/2029		300	244
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		2,800	2,616
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	198
6.625% due 06/20/2033		3,300	3,385
JAB Holdings BV 2.200% due 11/23/2030		335	270
Jefferies Finance LLC 5.000% due 08/15/2028		1,100	986
JPMorgan Chase & Co. 3.509% due 01/23/2029 •		10,000	9,483
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		700	585
KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	691
3.750% due 07/01/2029		300	282
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		1,130	1,066
LeasePlan Corp. NV
2.875% due 10/24/2024		600	587
7.375% due 05/29/2024 •(h)(i)	EUR	2,000	2,221
Liberty Mutual Finance Europe DAC 1.750% due 03/27/2024		260	285
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		$89	88
Lloyds Bank PLC 0.000% due 04/02/2032 þ		3,200	2,069
Lloyds Banking Group PLC
4.375% due 03/22/2028		200	196
4.550% due 08/16/2028		1,000	985
4.947% due 06/27/2025 •(h)(i)	EUR	1,900	2,051
7.500% due 09/27/2025 •(h)(i)		$2,400	2,356
LPL Holdings, Inc. 4.000% due 03/15/2029		1,385	1,283
Midcap Financial Issuer Trust
5.625% due 01/15/2030		1,350	1,205

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.500% due 05/01/2028		1,600	1,499
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,684
2.193% due 02/25/2025		3,500	3,383
Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	188
2.201% due 07/10/2031 •		$2,500	2,083
2.869% due 09/13/2030 •		1,000	885
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		2,000	1,987
Nationwide Building Society 3.960% due 07/18/2030 •		2,400	2,244
NatWest Group PLC
2.000% due 03/04/2025 •	EUR	700	770
4.600% due 06/28/2031 •(h)(i)		$1,700	1,280
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	1,953
6.000% due 12/29/2025 •(h)(i)		$3,490	3,383
Navient Corp. 5.625% due 01/25/2025		100	94
NE Property BV 1.875% due 10/09/2026	EUR	400	404
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		$1,525	1,347
Nomura Holdings, Inc.
2.648% due 01/16/2025		1,700	1,651
2.679% due 07/16/2030		2,300	1,962
Nordea Bank Abp 6.625% due 03/26/2026 •(h)(i)		1,500	1,491
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	689
4.950% due 04/01/2024		1,900	1,895
OneMain Finance Corp.
4.000% due 09/15/2030		550	471
5.375% due 11/15/2029		3,149	2,953
6.625% due 01/15/2028		20	20
6.875% due 03/15/2025		5,030	5,096
7.125% due 03/15/2026		1,740	1,774
Oxford Finance LLC 6.375% due 02/01/2027		1,000	946
Pacific LifeCorp 3.350% due 09/15/2050		1,000	723
Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,700	1,575
5.875% due 10/01/2028		2,025	1,993
7.500% due 06/01/2025		855	860
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,667
5.375% due 10/15/2025		2,440	2,414
5.750% due 09/15/2031		2,375	2,202
Physicians Realty LP
3.950% due 01/15/2028		23	22
4.300% due 03/15/2027		3,000	2,921
PRA Group, Inc. 7.375% due 09/01/2025		4,090	4,070
Prudential Funding Asia PLC 3.125% due 04/14/2030		150	136
Rayonier LP 2.750% due 05/17/2031		300	251
Realty Income Corp.
3.250% due 01/15/2031		800	727
3.950% due 08/15/2027		438	426
Regency Centers LP 2.950% due 09/15/2029		100	90
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,860	1,523
RHP Hotel Properties LP 4.500% due 02/15/2029		1,275	1,187
RLJ Lodging Trust LP 3.750% due 07/01/2026		975	925
Rocket Mortgage LLC
3.875% due 03/01/2031		560	493
4.000% due 10/15/2033		3,850	3,275
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,025	824
Santander Holdings USA, Inc. 3.244% due 10/05/2026		5,000	4,713
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		2,400	2,257
6.750% due 06/24/2024 •(h)(i)	GBP	2,550	3,253
SBA Communications Corp. 3.875% due 02/15/2027		$1,000	961
SLM Corp. 4.200% due 10/29/2025		2,000	1,942
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024		300	298

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Spirit Realty LP
3.200% due 01/15/2027		500	473
3.200% due 02/15/2031		820	724
3.400% due 01/15/2030		900	820
Standard Chartered PLC
3.265% due 02/18/2036 •		2,400	1,967
4.305% due 05/21/2030 •		2,600	2,430
Stifel Financial Corp. 4.000% due 05/15/2030		980	890
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		400	337
2.348% due 01/15/2025		900	874
2.750% due 01/15/2030		1,900	1,682
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (c)		23	2
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (c)		23	2
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (c)		47	4
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (c)		70	3
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (c)		70	4
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (c)		33	1
Synchrony Financial 2.875% due 10/28/2031		1,700	1,363
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	90	111
5.801% due 10/13/2040		192	251
6.052% due 10/13/2039		6,720	8,939
TP ICAP Finance PLC 5.250% due 05/29/2026		4,900	6,057
Trust Fibra Uno 6.390% due 01/15/2050		$2,100	1,703
UBS AG 5.125% due 05/15/2024 (i)		1,800	1,787
UBS Group AG
2.095% due 02/11/2032 •		700	559
2.593% due 09/11/2025 •		1,950	1,908
3.091% due 05/14/2032 •		1,525	1,300
3.869% due 01/12/2029 •		4,250	4,010
4.194% due 04/01/2031 •		3,100	2,889
UniCredit SpA 2.569% due 09/22/2026 •		8,650	8,137
UPC Broadband Finco BV 4.875% due 07/15/2031		2,000	1,763
VICI Properties LP
3.875% due 02/15/2029		3,550	3,264
4.125% due 08/15/2030		625	570
4.250% due 12/01/2026		2,030	1,955
5.750% due 02/01/2027		1,030	1,034
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,657
3.000% due 04/22/2026		282	270
3.068% due 04/30/2041 •		2,100	1,590
3.196% due 06/17/2027 •		7,200	6,886
Welltower OP LLC 4.250% due 04/15/2028		385	378
Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,297
6.950% due 10/01/2027		460	493
7.375% due 03/15/2032		508	590
Willis North America, Inc. 2.950% due 09/15/2029		200	179

			466,191

INDUSTRIALS 27.6%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	2,000	2,435
Academy Ltd. 6.000% due 11/15/2027		$350	344
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		800	771
5.500% due 07/01/2028		1,000	986
AdaptHealth LLC 6.125% due 08/01/2028		1,050	907
Adevinta ASA 2.625% due 11/15/2025	EUR	1,000	1,096
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		$2,085	1,924
Agilent Technologies, Inc. 2.100% due 06/04/2030		370	319
Ahead DB Holdings LLC 6.625% due 05/01/2028		1,350	1,178

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Air Canada Pass-Through Trust
3.600% due 09/15/2028		467	440
5.250% due 10/01/2030		892	876
Aker BP ASA
3.750% due 01/15/2030		800	735
4.000% due 01/15/2031		1,300	1,195
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,208	1,176
Albertsons Cos., Inc. 4.625% due 01/15/2027		100	97
Alcon Finance Corp. 2.600% due 05/27/2030		900	781
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	490
3.550% due 10/01/2027		600	571
ALROSA Finance SA
3.100% due 06/25/2027 ^«(d)		5,500	330
4.650% due 04/09/2024 ^«(d)		2,200	132
Altice Financing SA
3.000% due 01/15/2028	EUR	1,200	1,187
5.750% due 08/15/2029		$6,375	5,666
Altice France Holding SA
8.000% due 05/15/2027	EUR	600	382
10.500% due 05/15/2027		$750	486
Altice France SA
2.125% due 02/15/2025	EUR	4,000	4,270
3.375% due 01/15/2028		1,025	901
4.250% due 10/15/2029		800	705
5.125% due 01/15/2029		$2,100	1,635
5.500% due 10/15/2029		5,225	4,104
8.125% due 02/01/2027		3,350	3,091
AMC Networks, Inc. 4.250% due 02/15/2029		1,630	1,245
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,738	3,180
3.000% due 04/15/2030		118	106
3.150% due 08/15/2033		288	252
3.200% due 12/15/2029		1,484	1,353
3.350% due 04/15/2031		1,405	1,270
3.375% due 11/01/2028		1,381	1,266
3.575% due 07/15/2029		864	806
3.600% due 03/22/2029		645	604
3.600% due 04/15/2031		126	111
3.650% due 02/15/2029		412	382
3.700% due 04/01/2028		264	246
American Airlines, Inc.
5.500% due 04/20/2026		6,063	6,023
5.750% due 04/20/2029		2,975	2,903
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		1,000	893
Amgen, Inc.
5.600% due 03/02/2043		2,400	2,481
5.650% due 03/02/2053		1,350	1,421
ANGI Group LLC 3.875% due 08/15/2028		1,810	1,530
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		400	348
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	494
4.950% due 01/15/2042		2,100	2,104
Antofagasta PLC 2.375% due 10/14/2030		800	656
Apache Corp. 4.875% due 11/15/2027		870	832
Arches Buyer, Inc. 4.250% due 06/01/2028		1,505	1,365
Ardagh Packaging Finance PLC 2.125% due 08/15/2026	EUR	1,800	1,777
Ashtead Capital, Inc. 4.000% due 05/01/2028		$700	659
ATS Corp. 4.125% due 12/15/2028		650	598
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,626
3.875% due 11/01/2029		$1,825	1,659
4.625% due 07/15/2028		1,820	1,760
Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,123
4.750% due 06/15/2027		1,150	1,119
B.C. Unlimited Liability Co.
4.000% due 10/15/2030		3,400	3,054
4.375% due 01/15/2028		4,660	4,455
BAE Systems PLC 3.400% due 04/15/2030		1,000	923
Baidu, Inc.
1.720% due 04/09/2026		1,000	929

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

3.425% due 04/07/2030		600	547
BAT Capital Corp.
3.557% due 08/15/2027		283	270
4.540% due 08/15/2047		766	589
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028		1,000	1,056
Bausch Health Cos., Inc. 5.500% due 11/01/2025		500	458
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,047
4.375% due 12/15/2028		800	761
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,700	1,641
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		800	780
Becton Dickinson & Co. 2.823% due 05/20/2030		270	241
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	2,725	3,232
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		$1,041	746
Black Knight InfoServ LLC 3.625% due 09/01/2028		430	408
Block Communications, Inc. 4.875% due 03/01/2028		1,600	1,408
Block, Inc.
2.750% due 06/01/2026		1,325	1,250
3.500% due 06/01/2031		1,400	1,246
Boardwalk Pipelines LP 3.400% due 02/15/2031		1,260	1,127
Boeing Co.
3.250% due 02/01/2028		2,390	2,269
3.625% due 02/01/2031		1,075	999
5.040% due 05/01/2027		600	606
5.150% due 05/01/2030		1,235	1,258
5.805% due 05/01/2050		1,350	1,399
5.930% due 05/01/2060		2,570	2,666
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		870	820
Boston Scientific Corp. 2.650% due 06/01/2030		720	643
Boyne USA, Inc. 4.750% due 05/15/2029		1,000	941
British Airways Pass-Through Trust
2.900% due 09/15/2036		1,179	1,011
4.250% due 05/15/2034		823	768
Broadcom, Inc.
2.600% due 02/15/2033		1,000	824
3.137% due 11/15/2035		906	744
3.187% due 11/15/2036		5,240	4,249
3.419% due 04/15/2033		2,380	2,091
3.469% due 04/15/2034		5,534	4,817
3.500% due 02/15/2041		1,625	1,290
4.300% due 11/15/2032		1,590	1,526
4.926% due 05/15/2037		1,038	1,005
Builders FirstSource, Inc. 4.250% due 02/01/2032		725	655
BWX Technologies, Inc. 4.125% due 06/30/2028		1,770	1,643
CA Magnum Holdings 5.375% due 10/31/2026		2,400	2,238
Cable One, Inc. 4.000% due 11/15/2030		1,575	1,277
Cablevision Lightpath LLC 3.875% due 09/15/2027		1,000	879
Caesars Entertainment, Inc. 6.250% due 07/01/2025		2,120	2,127
Cameron LNG LLC
3.302% due 01/15/2035		300	256
3.402% due 01/15/2038		400	338
3.701% due 01/15/2039		300	255
Canadian Pacific Railway Co.
3.500% due 05/01/2050		500	384
4.200% due 11/15/2069		270	224
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		2,095	1,920
Carnival Corp. 4.000% due 08/01/2028		6,550	6,094
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028	EUR	1,500	1,446
CCO Holdings LLC
4.500% due 05/01/2032		$600	515
4.500% due 06/01/2033		2,675	2,267
5.125% due 05/01/2027		6,000	5,801
5.375% due 06/01/2029		1,000	944

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Centene Corp. 4.250% due 12/15/2027		2,200	2,122
CF Industries, Inc. 5.150% due 03/15/2034		2,825	2,799
Charles River Laboratories International, Inc.
4.000% due 03/15/2031		375	339
4.250% due 05/01/2028		420	400
Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,557
3.700% due 04/01/2051		6,600	4,299
3.750% due 02/15/2028		1,300	1,228
3.850% due 04/01/2061		3,325	2,075
3.900% due 06/01/2052		1,875	1,263
4.400% due 12/01/2061		2,525	1,748
5.125% due 07/01/2049		4,840	3,937
5.375% due 04/01/2038		500	452
5.375% due 05/01/2047		100	85
7.289% (US0003M + 1.650%) due 02/01/2024 ~		3,604	3,604
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,333
5.875% due 03/31/2025		4,950	4,963
Cheniere Energy Partners LP 4.000% due 03/01/2031		2,625	2,390
Cheniere Energy, Inc. 4.625% due 10/15/2028		3,625	3,541
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	2,158
5.500% due 01/15/2028		$300	284
Chesapeake Energy Corp.
5.500% due 02/01/2026		1,600	1,588
5.875% due 02/01/2029		225	221
6.750% due 04/15/2029		1,525	1,541
Chobani LLC 4.625% due 11/15/2028		900	842
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,850	1,641
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,628
4.875% due 07/01/2029		1,200	1,127
CommScope, Inc.
4.750% due 09/01/2029		1,200	807
6.000% due 03/01/2026		593	529
7.125% due 07/01/2028		3,110	1,480
8.250% due 03/01/2027		965	510
Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,801
5.625% due 03/15/2027		2,275	2,117
6.000% due 01/15/2029		1,000	901
6.875% due 04/15/2029		2,975	1,923
Connect Finco SARL 6.750% due 10/01/2026		2,840	2,825
Consolidated Communications, Inc. 5.000% due 10/01/2028		550	452
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	852
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)		619	451
Continental Resources, Inc. 4.375% due 01/15/2028		500	485
Continental Wind LLC 6.000% due 02/28/2033		155	158
CoStar Group, Inc. 2.800% due 07/15/2030		1,020	868
Coty, Inc.
3.875% due 04/15/2026	EUR	775	856
5.000% due 04/15/2026		$1,607	1,583
CSC Holdings LLC
5.375% due 02/01/2028		900	796
6.500% due 02/01/2029		650	574
CVS Health Corp.
3.250% due 08/15/2029		100	93
4.780% due 03/25/2038		715	678
CVS Pass-Through Trust
5.773% due 01/10/2033		226	225
5.926% due 01/10/2034		25	25
6.036% due 12/10/2028		52	53
6.943% due 01/10/2030		5,292	5,408
7.507% due 01/10/2032		4,031	4,241
8.353% due 07/10/2031		877	948
DAE Funding LLC
1.550% due 08/01/2024		2,250	2,193
1.625% due 02/15/2024		4,300	4,277
2.625% due 03/20/2025		4,000	3,842
DCP Midstream Operating LP
3.250% due 02/15/2032		2,350	2,041
5.625% due 07/15/2027		1,170	1,200

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Dell International LLC
3.450% due 12/15/2051	1,410	1,021
6.020% due 06/15/2026	1,720	1,761
8.100% due 07/15/2036	594	731
Delta Air Lines, Inc.
4.500% due 10/20/2025	2,400	2,364
4.750% due 10/20/2028	2,705	2,662
Diamond Foreign Asset Co. 8.500% due 10/01/2030	5,500	5,629
Diamond Sports Group LLC
5.375% due 08/15/2026 ^(d)	3,163	162
6.625% due 08/15/2027 ^(d)	1,677	88
Directv Financing LLC 5.875% due 08/15/2027	3,400	3,197
DISH DBS Corp. 5.750% due 12/01/2028	3,600	2,878
DT Midstream, Inc.
4.125% due 06/15/2029	1,480	1,363
4.375% due 06/15/2031	1,880	1,698
eBay, Inc. 2.700% due 03/11/2030	1,090	970
Ecopetrol SA 7.375% due 09/18/2043	2,130	2,035
Edgewell Personal Care Co. 4.125% due 04/01/2029	1,300	1,185
Edwards Lifesciences Corp. 4.300% due 06/15/2028	368	363
Elanco Animal Health, Inc. 6.650% due 08/28/2028	1,470	1,527
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	1,700	1,037
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	1,000	922
4.700% due 05/07/2050	4,700	3,898
Energy Transfer LP
3.750% due 05/15/2030	780	725
5.000% due 05/15/2050	675	603
5.250% due 04/15/2029	200	202
5.875% due 01/15/2024	130	130
5.950% due 12/01/2025	40	40
6.000% due 02/01/2029	1,975	1,994
6.125% due 12/15/2045	2,080	2,100
6.500% due 02/01/2042	800	846
EnLink Midstream LLC 5.625% due 01/15/2028	750	742
Enterprise Products Operating LLC 4.200% due 01/31/2050	200	174
EQM Midstream Partners LP
4.500% due 01/15/2029	2,220	2,099
6.000% due 07/01/2025	144	144
6.500% due 07/01/2027	1,930	1,966
EQT Corp.
5.000% due 01/15/2029	900	892
7.000% due 02/01/2030	2,000	2,149
Expedia Group, Inc.
2.950% due 03/15/2031	364	321
4.625% due 08/01/2027	400	398
6.250% due 05/01/2025	1,323	1,337
FAGE International SA 5.625% due 08/15/2026	741	726
Fair Isaac Corp. 4.000% due 06/15/2028	2,095	1,984
Ferguson Finance PLC 3.250% due 06/02/2030	600	537
First Student Bidco, Inc. 4.000% due 07/31/2029	2,675	2,322
Fiserv, Inc. 4.400% due 07/01/2049	520	459
Ford Motor Co.
3.250% due 02/12/2032	1,900	1,581
5.291% due 12/08/2046	250	221
Foundation Building Materials, Inc. 6.000% due 03/01/2029	375	338
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,920	2,797
4.375% due 08/01/2028	1,000	961
5.250% due 09/01/2029	500	506
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	2,940	2,274
Frontier Communications Holdings LLC 5.875% due 10/15/2027	2,750	2,659
Full House Resorts, Inc. 8.250% due 02/15/2028	2,975	2,799
Gap, Inc.
3.625% due 10/01/2029	3,100	2,654
3.875% due 10/01/2031	1,550	1,279

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Garda World Security Corp. 4.625% due 02/15/2027		660	637
Gartner, Inc.
3.750% due 10/01/2030		2,825	2,500
4.500% due 07/01/2028		910	864
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		5,500	5,016
Gen Digital, Inc. 5.000% due 04/15/2025		185	183
General Motors Co. 6.800% due 10/01/2027 (j)		600	636
Global Partners LP 6.875% due 01/15/2029		1,670	1,619
GN Bondco LLC 9.500% due 10/15/2031		3,300	3,226
goeasy Ltd. 9.250% due 12/01/2028		2,000	2,138
GoTo Group, Inc. 5.500% due 09/01/2027		2,060	998
Gray Oak Pipeline LLC 3.450% due 10/15/2027		470	438
Grifols SA
3.875% due 10/15/2028	EUR	1,750	1,770
4.750% due 10/15/2028		$900	817
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031		1,500	1,586
GYP Holdings Corp. 4.625% due 05/01/2029		400	367
HCA, Inc.
3.500% due 09/01/2030		1,230	1,115
4.500% due 02/15/2027		3,360	3,322
5.375% due 09/01/2026		2,813	2,827
5.625% due 09/01/2028		3,224	3,302
5.875% due 02/15/2026		205	207
5.875% due 02/01/2029		1,600	1,653
HealthEquity, Inc. 4.500% due 10/01/2029		2,000	1,860
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,571
3.750% due 05/01/2029		5,000	4,641
4.000% due 05/01/2031		1,375	1,261
5.750% due 05/01/2028		1,500	1,502
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		1,100	975
5.000% due 06/01/2029		1,675	1,547
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		582	574
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		900	891
iHeartCommunications, Inc.
6.375% due 05/01/2026		529	452
8.375% due 05/01/2027		959	624
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	1,200	1,301
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,650	1,609
Imola Merger Corp. 4.750% due 05/15/2029		1,825	1,736
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	1,000	1,072
Infor, Inc. 1.750% due 07/15/2025		$900	849
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		2,150	2,008
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		5,213	4,979
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	800	854
IQVIA, Inc. 5.700% due 05/15/2028		$1,000	1,020
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (c)		575	489
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,543	1,416
John Lewis PLC 4.250% due 12/18/2034	GBP	800	742
KazMunayGas National Co. JSC
5.375% due 04/24/2030		$1,600	1,591
5.750% due 04/19/2047		3,600	3,165
Kinder Morgan, Inc. 7.750% due 01/15/2032		10,100	11,497
Kraft Heinz Foods Co.
4.375% due 06/01/2046		7,600	6,641
6.875% due 01/26/2039		1,000	1,154
Lamar Media Corp.
3.625% due 01/15/2031		775	689

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.000% due 02/15/2030		500	459
Las Vegas Sands Corp. 3.900% due 08/08/2029		1,630	1,504
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		500	500
Leidos, Inc.
2.300% due 02/15/2031		950	796
4.375% due 05/15/2030		640	613
Lenovo Group Ltd. 3.421% due 11/02/2030		3,000	2,651
Level 3 Financing, Inc.
3.625% due 01/15/2029		4,250	2,231
3.750% due 07/15/2029		1,825	949
Leviathan Bond Ltd. 6.500% due 06/30/2027		1,470	1,386
LifePoint Health, Inc. 11.000% due 10/15/2030		2,400	2,531
Live Nation Entertainment, Inc. 4.750% due 10/15/2027		480	461
Marriott International, Inc. 3.500% due 10/15/2032		2,210	1,971
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		575	507
Masco Corp. 4.500% due 05/15/2047		490	423
Masonite International Corp. 3.500% due 02/15/2030		5,300	4,601
Mattel, Inc.
3.375% due 04/01/2026		875	833
3.750% due 04/01/2029		725	663
5.875% due 12/15/2027		400	400
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	680
5.375% due 12/04/2029		5,700	5,043
5.625% due 07/17/2027		1,630	1,529
MGM China Holdings Ltd.
4.750% due 02/01/2027		3,900	3,713
5.375% due 05/15/2024		2,250	2,242
5.875% due 05/15/2026		2,675	2,621
MGM Resorts International 5.500% due 04/15/2027		1,110	1,102
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,400	1,304
Mileage Plus Holdings LLC 6.500% due 06/20/2027		560	562
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	1,975
MMK International Capital DAC 4.375% due 06/13/2024 ^«(d)		$3,300	198
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		1,175	1,053
MPLX LP 4.250% due 12/01/2027		100	98
Mundys SpA 1.625% due 02/03/2025	EUR	500	537
National Fuel Gas Co. 2.950% due 03/01/2031		$1,150	964
NCL Corp. Ltd.
3.625% due 12/15/2024		2,150	2,090
5.875% due 02/15/2027		900	893
8.125% due 01/15/2029		2,000	2,091
Netflix, Inc.
3.625% due 05/15/2027	EUR	4,730	5,292
3.625% due 06/15/2030		2,000	2,252
3.875% due 11/15/2029		3,200	3,660
4.875% due 06/15/2030		$2,560	2,595
5.375% due 11/15/2029		1,655	1,712
5.875% due 11/15/2028		5,900	6,226
6.375% due 05/15/2029		1,070	1,164
New Albertsons LP 6.570% due 02/23/2028		800	747
Newell Brands, Inc. 4.875% due 06/01/2025		480	473
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029		1,325	1,002
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		3,000	2,872
4.810% due 09/17/2030		3,880	3,630
Noble Finance LLC 8.000% due 04/15/2030		2,000	2,083
Northriver Midstream Finance LP 5.625% due 02/15/2026		2,350	2,281
Novelis Corp.
3.250% due 11/15/2026		600	565
3.875% due 08/15/2031		700	618

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

NPC Ukrenergo 6.875% due 11/09/2028		600	163
NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,790
6.375% due 10/01/2030		1,310	1,314
NVR, Inc. 3.000% due 05/15/2030		940	838
NXP BV
3.150% due 05/01/2027		200	190
3.875% due 06/18/2026		1,400	1,365
Occidental Petroleum Corp.
5.500% due 12/01/2025 (j)		2,625	2,626
6.375% due 09/01/2028		3,980	4,186
6.450% due 09/15/2036		250	265
6.625% due 09/01/2030		1,990	2,119
8.875% due 07/15/2030		1,040	1,218
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (f)(h)		3,197	110
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	1,776
4.250% due 10/01/2028		$1,700	1,532
ON Semiconductor Corp. 3.875% due 09/01/2028		1,820	1,690
Open Text Holdings, Inc. 4.125% due 02/15/2030		600	544
Oracle Corp. 3.850% due 04/01/2060		3,200	2,323
Organon & Co. 4.125% due 04/30/2028		8,000	7,371
Outfront Media Capital LLC 7.375% due 02/15/2031		1,000	1,051
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		3,100	2,900
Pelabuhan Indonesia Persero PT 5.375% due 05/05/2045		2,000	1,947
Penske Truck Leasing Co. LP
3.350% due 11/01/2029		100	90
3.450% due 07/01/2024		1,610	1,591
Performance Food Group, Inc. 6.875% due 05/01/2025		800	803
Pertamina Persero PT
4.150% due 02/25/2060		1,000	790
4.175% due 01/21/2050		1,500	1,255
4.700% due 07/30/2049		3,000	2,675
5.625% due 05/20/2043		3,100	3,143
6.500% due 05/27/2041		3,000	3,317
6.500% due 11/07/2048		3,500	3,921
Petroleos de Venezuela SA
5.375% due 04/12/2037		11,221	1,251
5.500% due 04/12/2047		47,485	5,342
Petroleos Mexicanos
6.350% due 02/12/2048		4,526	2,878
6.375% due 01/23/2045		8,510	5,554
6.700% due 02/16/2032		2,538	2,109
6.750% due 09/21/2047		13,456	8,821
6.950% due 01/28/2060		7,462	4,924
7.690% due 01/23/2050		22,770	16,222
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		900	884
PetSmart, Inc.
4.750% due 02/15/2028		1,950	1,840
7.750% due 02/15/2029		825	803
Pinnacle Bidco PLC 8.250% due 10/11/2028	EUR	3,000	3,453
Post Holdings, Inc.
4.625% due 04/15/2030		$2,510	2,311
5.625% due 01/15/2028		200	198
Presidio Holdings, Inc.
4.875% due 02/01/2027		1,810	1,776
8.250% due 02/01/2028		460	465
Prestige Brands, Inc.
3.750% due 04/01/2031		850	744
5.125% due 01/15/2028		100	97
Prime Security Services Borrower LLC
3.375% due 08/31/2027		3,400	3,155
5.750% due 04/15/2026		1,440	1,449
ProFrac Holdings LLC 12.581% due 01/23/2029 «		697	690
Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,433
1.985% due 07/13/2033		2,350	1,924
3.061% due 07/13/2031		$1,850	1,496
3.680% due 01/21/2030		1,200	1,051
3.832% due 02/08/2051		2,000	1,258
4.027% due 08/03/2050		900	591

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

PTC, Inc. 4.000% due 02/15/2028		200	190
Quanta Services, Inc. 2.900% due 10/01/2030		975	856
ReNew Pvt Ltd. 5.875% due 03/05/2027		478	458
Rockies Express Pipeline LLC 4.800% due 05/15/2030		1,430	1,310
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		1,000	927
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	1,000	1,126
S&P Global, Inc.
4.250% due 05/01/2029		$400	399
4.750% due 08/01/2028		345	351
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,300	2,249
5.625% due 03/01/2025		7,544	7,563
5.750% due 05/15/2024		814	814
Sabre Global, Inc. 8.625% due 06/01/2027		740	674
Sands China Ltd.
3.100% due 03/08/2029		3,700	3,229
3.500% due 08/08/2031		2,100	1,762
4.300% due 01/08/2026		1,000	961
5.375% due 08/08/2025		2,100	2,072
5.650% due 08/08/2028		4,100	4,068
Santos Finance Ltd. 3.649% due 04/29/2031		1,325	1,155
Sartorius Finance BV
4.500% due 09/14/2032	EUR	2,500	2,884
4.875% due 09/14/2035		5,200	6,072
Sasol Financing USA LLC
4.375% due 09/18/2026		$1,800	1,678
6.500% due 09/27/2028		4,350	4,149
Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	392
3.500% due 11/24/2070		2,000	1,380
Seadrill Finance Ltd. 8.375% due 08/01/2030		3,350	3,498
Seagate HDD Cayman 9.625% due 12/01/2032		3,698	4,232
Sensata Technologies BV 4.000% due 04/15/2029		2,500	2,326
SIG Combibloc PurchaseCo SARL 2.125% due 06/18/2025	EUR	1,400	1,518
Simmons Foods, Inc. 4.625% due 03/01/2029		$250	217
Sirius XM Radio, Inc.
3.875% due 09/01/2031		1,050	900
4.125% due 07/01/2030		1,200	1,071
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028		1,000	1,037
Smith & Nephew PLC 2.032% due 10/14/2030		1,700	1,409
Southern Co. 3.700% due 04/30/2030		2,300	2,168
Southwestern Energy Co. 5.375% due 02/01/2029		660	645
Spectrum Brands, Inc.
3.875% due 03/15/2031		425	387
5.500% due 07/15/2030		2,100	2,040
Speedway Motorsports LLC 4.875% due 11/01/2027		950	895
Spirit AeroSystems, Inc. 9.750% due 11/15/2030		2,000	2,152
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		70	57
4.100% due 10/01/2029		335	308
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		1,800	1,297
SRS Distribution, Inc.
4.625% due 07/01/2028		1,525	1,448
6.125% due 07/01/2029		500	475
Stagwell Global LLC 5.625% due 08/15/2029		3,000	2,763
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	4,179
3.375% due 01/15/2031		$6,420	5,533
4.375% due 07/15/2030		1,190	1,094
4.750% due 01/15/2028		1,200	1,156
5.000% due 02/15/2027		1,170	1,142
Station Casinos LLC
4.500% due 02/15/2028		1,220	1,151
4.625% due 12/01/2031		2,000	1,805

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Stryker Corp. 2.900% due 06/15/2050		400	290
Sunoco LP 4.500% due 05/15/2029		1,875	1,744
Superior Plus LP 4.500% due 03/15/2029		800	743
T-Mobile USA, Inc.
2.050% due 02/15/2028		2,300	2,077
2.250% due 02/15/2026		1,300	1,233
2.550% due 02/15/2031		1,165	1,004
2.625% due 02/15/2029		2,475	2,231
2.875% due 02/15/2031		3,210	2,832
3.000% due 02/15/2041		1,700	1,273
3.300% due 02/15/2051		1,000	723
3.500% due 04/15/2031		3,325	3,044
3.750% due 04/15/2027		760	737
3.875% due 04/15/2030		4,650	4,411
TeamSystem SpA 3.500% due 02/15/2028	EUR	400	410
Teck Resources Ltd. 3.900% due 07/15/2030		$1,040	966
TEGNA, Inc.
4.625% due 03/15/2028		2,150	2,011
4.750% due 03/15/2026		1,000	973
Teleflex, Inc. 4.625% due 11/15/2027		200	195
Tenet Healthcare Corp.
4.375% due 01/15/2030		1,200	1,113
4.625% due 06/15/2028		660	630
Thames Water Utilities Finance PLC 4.375% due 01/18/2031	EUR	6,200	6,489
TK Elevator Midco GmbH 4.375% due 07/15/2027		1,000	1,071
TMS Issuer SARL 5.780% due 08/23/2032		$9,800	10,247
Topaz Solar Farms LLC 5.750% due 09/30/2039		615	612
TopBuild Corp. 4.125% due 02/15/2032		1,000	891
TransDigm, Inc. 4.625% due 01/15/2029		775	728
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		800	666
Travel & Leisure Co.
4.500% due 12/01/2029		2,100	1,883
4.625% due 03/01/2030		1,100	985
5.650% due 04/01/2024		9,291	9,287
6.000% due 04/01/2027		188	187
TreeHouse Foods, Inc. 4.000% due 09/01/2028		1,690	1,498
TripAdvisor, Inc. 7.000% due 07/15/2025		870	873
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		178	168
Twilio, Inc. 3.625% due 03/15/2029		1,800	1,644
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		209	199
U.S. Foods, Inc. 4.750% due 02/15/2029		600	570
U.S. Renal Care, Inc. 10.625% due 06/28/2028		779	598
Uber Technologies, Inc. 4.500% due 08/15/2029		950	908
United Airlines Pass-Through Trust
2.700% due 11/01/2033		250	212
2.900% due 11/01/2029		538	469
3.100% due 01/07/2030		188	172
3.500% due 09/01/2031		380	347
4.150% due 02/25/2033		1,090	1,008
5.800% due 07/15/2037		3,000	3,054
5.875% due 04/15/2029		3,410	3,456
United Airlines, Inc.
4.375% due 04/15/2026		5,080	4,954
4.625% due 04/15/2029		1,400	1,311
Univision Communications, Inc. 4.500% due 05/01/2029		1,400	1,251
Valaris Ltd. 8.375% due 04/30/2030		1,000	1,025
Vale Overseas Ltd.
3.750% due 07/08/2030		460	424
6.875% due 11/10/2039		770	846
Valvoline, Inc. 3.625% due 06/15/2031		1,375	1,176
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		6,300	5,723

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Venture Global LNG, Inc.
8.125% due 06/01/2028		3,000	3,032
8.375% due 06/01/2031		2,500	2,502
Verisure Holding AB 3.250% due 02/15/2027	EUR	2,000	2,126
Veritas U.S., Inc. 7.500% due 09/01/2025		$1,040	859
Vertiv Group Corp. 4.125% due 11/15/2028		1,775	1,666
Viasat, Inc. 6.500% due 07/15/2028		1,590	1,308
Viavi Solutions, Inc. 3.750% due 10/01/2029		1,300	1,140
Viking Cruises Ltd. 7.000% due 02/15/2029		1,200	1,191
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		550	537
Viper Energy Partners LP 5.375% due 11/01/2027		660	649
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	5,813
5.000% due 04/15/2027		3,200	3,984
5.250% due 05/15/2029		100	119
5.500% due 05/15/2029		$8,710	8,426
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028	GBP	3,100	3,648
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	2,400	2,444
4.250% due 01/31/2031		$3,850	3,367
VOC Escrow Ltd. 5.000% due 02/15/2028		2,518	2,413
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	400	408
Walgreens Boots Alliance, Inc. 3.600% due 11/20/2025	GBP	2,700	3,286
Western Digital Corp. 4.750% due 02/15/2026		$3,040	2,984
Western Midstream Operating LP
3.100% due 02/01/2025		200	195
4.050% due 02/01/2030		2,320	2,172
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		100	99
White Cap Buyer LLC 6.875% due 10/15/2028		1,050	1,018
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (c)		700	698
Windstream Escrow LLC 7.750% due 08/15/2028		1,000	877
WMG Acquisition Corp. 2.250% due 08/15/2031	EUR	800	777
WR Grace Holdings LLC 4.875% due 06/15/2027		$1,810	1,744
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,583
Wynn Las Vegas LLC
5.250% due 05/15/2027		3,800	3,701
5.500% due 03/01/2025		509	507
Wynn Macau Ltd. 5.625% due 08/26/2028		5,325	4,936
Wynn Resorts Finance LLC 5.125% due 10/01/2029		2,250	2,126
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,538	1,533
Yum! Brands, Inc. 4.625% due 01/31/2032		2,125	1,989
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		460	369
ZF North America Capital, Inc. 6.875% due 04/14/2028		2,000	2,074
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,000	874

			920,833

UTILITIES 5.1%
Alabama Power Co. 1.450% due 09/15/2030		1,570	1,269
Ameren Illinois Co. 3.250% due 03/15/2050		300	221
AT&T, Inc.
2.550% due 12/01/2033		547	446
2.750% due 06/01/2031		2,000	1,754
3.500% due 09/15/2053		2,526	1,835
3.550% due 09/15/2055		10,091	7,262
3.650% due 09/15/2059		5,552	3,984
3.800% due 12/01/2057		1,157	861

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		575	539
Blue Racer Midstream LLC 7.625% due 12/15/2025		325	330
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		600	581
Clearway Energy Operating LLC 3.750% due 02/15/2031		2,665	2,350
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		600	569
CrownRock LP 5.000% due 05/01/2029		1,325	1,293
Duke Energy Florida LLC 1.750% due 06/15/2030		900	751
Edison International 3.550% due 11/15/2024		400	393
Electricite de France SA
5.250% due 10/13/2055		300	261
9.125% due 03/15/2033 (h)		6,100	6,825
Enel Finance International NV
2.250% due 07/12/2031		1,700	1,383
2.650% due 09/10/2024		2,200	2,149
6.000% due 10/07/2039		1,300	1,325
Entergy Corp. 2.950% due 09/01/2026		100	95
Entergy Texas, Inc. 1.750% due 03/15/2031		2,000	1,639
Eskom Holdings SOC Ltd. 6.350% due 08/10/2028		2,000	1,951
Exelon Corp.
4.050% due 04/15/2030		790	754
4.700% due 04/15/2050		200	180
FirstEnergy Corp. 2.250% due 09/01/2030		280	236
FirstEnergy Transmission LLC 2.866% due 09/15/2028		2,000	1,815
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		4,800	2,760
3.250% due 02/25/2030		3,430	2,007
India Green Energy Holdings 5.375% due 04/29/2024		1,200	1,188
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		300	278
Kentucky Utilities Co. 3.300% due 06/01/2050		100	73
Lumen Technologies, Inc. 4.000% due 02/15/2027		580	375
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		650	628
Narragansett Electric Co. 3.395% due 04/09/2030		600	547
National Grid PLC 0.750% due 09/01/2033	EUR	4,200	3,557
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	4,375
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,574
7.768% due 12/15/2037		1,139	1,270
NiSource, Inc. 3.600% due 05/01/2030		1,000	931
ONEOK, Inc. 6.350% due 01/15/2031		1,000	1,069
Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	271
2.500% due 02/01/2031		1,400	1,156
2.950% due 03/01/2026		400	379
3.150% due 01/01/2026		1,110	1,065
3.250% due 06/01/2031		350	303
3.300% due 03/15/2027		700	655
3.300% due 12/01/2027		2,900	2,709
3.400% due 08/15/2024		800	787
3.500% due 06/15/2025		1,610	1,561
3.500% due 08/01/2050		130	90
3.750% due 02/15/2024		890	887
3.750% due 07/01/2028		150	141
3.750% due 08/15/2042		100	74
3.950% due 12/01/2047		1,000	734
4.200% due 03/01/2029		2,000	1,893
4.200% due 06/01/2041		500	401
4.250% due 03/15/2046		200	154
4.300% due 03/15/2045		600	471
4.450% due 04/15/2042		500	405
4.500% due 07/01/2040		1,400	1,186
4.550% due 07/01/2030		544	519
4.600% due 06/15/2043		300	248
4.650% due 08/01/2028		800	769

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.950% due 07/01/2050		444	380
Pattern Energy Operations LP 4.500% due 08/15/2028		920	871
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,640
4.000% due 06/30/2050		5,400	4,189
4.375% due 02/05/2050		1,000	829
4.875% due 07/17/2049		3,200	2,836
6.150% due 05/21/2048		2,820	2,896
6.250% due 01/25/2049		2,000	2,085
Rio Oil Finance Trust 8.200% due 04/06/2028		1,838	1,883
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,900	1,571
Southern California Edison Co.
2.850% due 08/01/2029		100	91
3.650% due 02/01/2050		1,475	1,144
4.650% due 10/01/2043		800	732
4.875% due 03/01/2049		300	276
5.625% due 02/01/2036		1,000	1,021
6.650% due 04/01/2029		200	213
Southern California Gas Co. 2.550% due 02/01/2030		800	704
Southern Gas Corridor CJSC 6.875% due 03/24/2026		6,980	7,101
Sprint LLC
7.125% due 06/15/2024		12,045	12,105
7.625% due 02/15/2025		12,440	12,665
7.625% due 03/01/2026		2,725	2,849
System Energy Resources, Inc. 2.140% due 12/09/2025		1,200	1,118
Tallgrass Energy Partners LP
6.000% due 12/31/2030		2,775	2,584
7.500% due 10/01/2025		930	936
Targa Resources Partners LP
4.000% due 01/15/2032		775	709
4.875% due 02/01/2031		4,645	4,518
6.875% due 01/15/2029		580	600
Telecom Italia Capital SA
7.200% due 07/18/2036		100	101
7.721% due 06/04/2038		150	153
Telecom Italia SpA 7.875% due 07/31/2028	EUR	3,800	4,672
Tierra Mojada Luxembourg SARL 5.750% due 12/01/2040		$4,795	4,332
Verizon Communications, Inc.
2.550% due 03/21/2031		1,209	1,043
2.987% due 10/30/2056		4,300	2,858
Vodafone Group PLC
4.375% due 02/19/2043		3,700	3,230
4.875% due 06/19/2049		930	844
5.125% due 06/19/2059		700	643
5.250% due 05/30/2048		1,000	976
7.875% due 02/15/2030		300	344

			171,283

Total Corporate Bonds & Notes (Cost $1,746,478)			1,558,307

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (c)		71	6

Total Convertible Bonds & Notes (Cost $9)			6

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		679	774

Total Municipal Bonds & Notes (Cost $902)			774

U.S. GOVERNMENT AGENCIES 14.1%
Fannie Mae
0.000% due 09/25/2040 •(a)		330	12
0.348% due 09/25/2037 •(a)		376	30
5.903% due 10/18/2030 •		1	1
6.500% due 06/25/2028		10	10
6.850% due 12/18/2027		6	6
Freddie Mac
5.953% due 09/15/2030 •		2	2
6.212% due 10/25/2044 - 02/25/2045 •		28	26

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.412% (H15T1Y + 1.500%) due 07/25/2044 ~	39	36
6.500% due 07/25/2043	3	4
Ginnie Mae
2.750% due 11/20/2026 - 11/20/2027 •	4	4
3.625% (H15T1Y + 1.500%) due 03/20/2026 - 07/20/2026 ~	3	3
3.875% (H15T1Y + 1.500%) due 05/20/2026 ~	2	2
6.112% due 09/16/2042 ~	158	158
U.S. Small Business Administration 4.340% due 03/01/2024	1	1
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	569	516
3.500% due 11/01/2045 - 10/01/2048	5,909	5,514
4.000% due 07/01/2048 - 06/01/2049	1,331	1,279
5.000% due 11/01/2035	16	17
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2054 - 03/01/2054	77,600	68,765
4.500% due 02/01/2054	86,200	83,617
5.000% due 01/01/2054 - 02/01/2054	59,100	58,477
5.500% due 02/01/2054	63,200	63,486
6.000% due 02/01/2054	78,800	80,016
6.500% due 02/01/2054	105,600	108,211

Total U.S. Government Agencies (Cost $465,334)		470,193

U.S. TREASURY OBLIGATIONS 11.7%
U.S. Treasury Bonds
1.750% due 08/15/2041	14,900	10,369
1.875% due 02/15/2041	57,400	41,299
2.875% due 05/15/2043	12,532	10,293
3.125% due 02/15/2042	30,600	26,533
3.125% due 02/15/2043	18,631	15,933
3.750% due 11/15/2043	1,500	1,402
4.750% due 11/15/2043 (b)(l)	11,700	12,554
U.S. Treasury Notes
2.000% due 06/30/2024 (n)	42,600	41,937
2.125% due 02/29/2024 (n)(p)	17,100	17,012
2.125% due 07/31/2024	33,800	33,231
2.125% due 09/30/2024 (n)	22,400	21,941
2.250% due 11/15/2024 (n)(p)	16,300	15,936
2.250% due 12/31/2024 (n)	87,000	84,858
3.500% due 02/15/2033	8,100	7,858
3.750% due 04/15/2026	50,000	49,545

Total U.S. Treasury Obligations (Cost $427,567)		390,701

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust 3.874% due 01/25/2036 «~	33	30
American Home Mortgage Assets Trust
5.660% due 05/25/2046 •	118	98
5.680% due 10/25/2046 •	409	217
5.712% due 02/25/2047 •	19,665	7,246
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	1,871	1,328
7.549% due 12/25/2035 •	480	156
BAMLL Commercial Mortgage Securities Trust 6.459% due 04/15/2036 ~	3,600	3,585
Banc of America Funding Trust
2.371% due 03/20/2036 «~	11	10
4.817% due 09/20/2035 ~	26	20
5.500% due 01/25/2036 «	33	32
6.000% due 07/25/2037	209	170
6.000% due 08/25/2037	58	46
Banc of America Mortgage Trust
3.887% due 02/25/2036 ~	7	6
4.578% due 06/25/2035 ~	52	45
4.994% due 11/20/2046 ~	425	377
6.000% due 10/25/2036 «	70	55
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	600	581
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	1	1
4.635% due 02/25/2036 ~	169	152
4.782% due 01/25/2035 ~	211	202
4.924% due 01/25/2035 ~	5	4
5.030% due 08/25/2035 ~	230	209
5.652% due 01/25/2034 ~	1	1
5.820% due 01/25/2034 ~	3	3
6.340% due 02/25/2033 «~	1	1
Bear Stearns ALT-A Trust
4.037% due 03/25/2036 ~	137	107
4.170% due 08/25/2036 ~	263	181
4.196% due 11/25/2036 ~	105	47
4.228% due 11/25/2036 ~	94	52
4.488% due 05/25/2035 ~	61	57
4.492% due 11/25/2036 ~	2,023	1,055

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.730% due 09/25/2035 ~		317	188
5.810% due 08/25/2036 •		436	388
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063		6,157	5,443
3.250% due 09/25/2063		5,930	5,221
Chase Mortgage Finance Trust
5.500% due 11/25/2035		236	172
5.500% due 07/25/2037		930	71
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.680% due 10/25/2046 •		577	564
5.707% due 01/25/2036 «•		47	41
Citigroup Commercial Mortgage Trust 3.209% due 05/10/2049		1,100	1,041
Citigroup Global Markets Mortgage Securities, Inc. 5.970% due 05/25/2032 «•		6	6
Citigroup Mortgage Loan Trust
3.906% due 05/25/2035 ~		87	84
4.318% due 03/25/2034 ~		9	8
4.523% due 09/25/2037 ~		191	168
4.752% due 04/25/2037 ~		125	106
4.783% due 09/25/2037 «~		43	39
5.322% due 08/25/2035 ~		13	11
6.980% due 05/25/2035 •		5	5
7.110% due 10/25/2035 ~		88	84
7.780% due 10/25/2035 •		70	68
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		439	383
Commercial Mortgage Trust 4.228% due 05/10/2051		1,000	940
Countrywide Alternative Loan Trust
4.174% due 02/25/2037 ~		388	336
4.394% due 10/25/2035 «~		6	5
5.500% due 03/25/2035		3,407	3,002
5.500% due 11/25/2035		508	299
5.500% due 12/25/2035		337	214
5.500% due 01/25/2036		102	60
5.667% due 12/20/2046 •		702	604
5.682% due 07/20/2046 ~		278	223
5.710% due 06/25/2036 •		1,629	1,444
5.750% due 02/25/2035		267	185
5.752% due 09/20/2046 •		377	276
5.830% due 04/25/2046 •		4,848	4,334
5.870% due 02/25/2036 •		3,710	3,169
6.000% due 10/25/2036		2,925	1,517
6.000% due 02/25/2037		2,404	966
6.012% due 12/25/2035 •		151	125
6.132% due 11/20/2035 •		1,982	1,780
6.250% due 11/25/2036		655	496
6.250% due 12/25/2036 •		436	186
6.250% due 08/25/2037		2,785	1,381
6.457% due 03/25/2037 ~		83	46
Countrywide Home Loan Mortgage Pass-Through Trust
4.198% due 02/25/2034 «~		20	19
4.241% due 07/20/2034 «~		71	65
5.500% due 01/25/2035		172	169
5.500% due 09/25/2035		75	68
5.500% due 12/25/2035		173	98
5.930% due 05/25/2035 •		60	48
6.000% due 05/25/2036		130	60
6.000% due 01/25/2037		2,757	1,388
Countrywide Home Loan Reperforming REMIC Trust 5.810% due 06/25/2035 ~		40	37
Credit Suisse First Boston Mortgage Securities Corp.
4.631% due 06/25/2033 «~		40	36
6.000% due 01/25/2036		385	209
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035		182	151
5.970% due 02/25/2035 •		941	905
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 þ		75	61
EMF-NL Prime BV 4.785% due 04/17/2041 •	EUR	361	383
Eurosail PLC
4.419% due 09/10/2044 •		4,400	4,711
6.039% due 09/13/2045 •	GBP	3,871	4,870
6.289% due 06/13/2045 •		2,509	3,185
6.289% due 06/13/2045 ~		216	273
First Horizon Mortgage Pass-Through Trust
5.445% due 02/25/2036 «~		$16	15
5.750% due 05/25/2037		441	196
GMAC Mortgage Corp. Loan Trust
3.357% due 04/19/2036 ~		30	24
4.264% due 11/19/2035 «~		27	23
GreenPoint Mortgage Funding Trust 6.010% due 11/25/2045 •		17	15

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.725% due 10/25/2033 «~	42	39
GSR Mortgage Loan Trust
3.966% due 05/25/2035 ~	128	105
4.381% due 06/25/2034 «~	8	7
4.489% due 11/25/2035 ~	93	91
4.593% due 05/25/2034 «~	58	53
4.630% due 01/25/2036 ~	31	29
4.976% due 11/25/2035 ~	57	32
5.778% due 09/25/2035 ~	3	3
6.000% due 02/25/2036	979	457
6.000% due 03/25/2037	168	92
6.000% due 05/25/2037	48	35
6.050% due 08/25/2046	10,636	2,699
HarborView Mortgage Loan Trust
4.041% due 06/19/2036 ~	106	55
5.660% due 09/19/2037 •	269	229
5.850% due 01/19/2038 •	370	324
5.880% due 12/19/2036 •	1,992	1,592
HomeBanc Mortgage Trust 5.990% due 01/25/2036 ~	60	57
HPLY Trust 6.475% due 11/15/2036 •	766	761
IndyMac INDX Mortgage Loan Trust
3.326% due 07/25/2037 ~	94	62
3.681% due 06/25/2036 ~	191	166
3.869% due 08/25/2036 «~	47	32
5.950% due 07/25/2035 •	23	21
6.010% due 06/25/2037 •	65	77
JP Morgan Alternative Loan Trust 5.750% due 03/25/2037 •	444	454
JP Morgan Mortgage Trust
3.750% due 07/27/2037 ~	485	446
4.285% due 04/25/2036 ~	119	102
4.354% due 06/25/2037 ~	512	402
4.354% due 06/25/2037 «~	141	107
4.436% due 06/25/2036 «~	40	27
4.642% due 07/25/2035 «~	11	10
4.916% due 04/25/2035 «~	125	117
5.048% due 08/25/2035 ~	100	83
5.528% due 07/25/2035 «~	2	2
5.750% due 01/25/2036	189	88
Lehman XS Trust 5.830% due 07/25/2037 •	265	243
MASTR Adjustable Rate Mortgages Trust
3.284% due 11/25/2033 «~	11	9
5.752% due 01/25/2047 «•	32	31
5.950% due 05/25/2037 •	87	37
6.090% due 09/25/2037 •	448	443
6.150% due 05/25/2047 ~	500	394
MASTR Alternative Loan Trust
5.000% due 12/26/2049 «	358	242
5.870% due 03/25/2036 ~	502	55
Merrill Lynch Alternative Note Asset Trust
5.790% due 01/25/2037 •	5,702	1,671
11.715% due 06/25/2037 ~	85	47
Merrill Lynch Mortgage Investors Trust
3.976% due 05/25/2034 «~	77	65
5.598% due 11/25/2035 ~	30	29
5.890% due 02/25/2036 •	433	407
MFA Trust
1.381% due 04/25/2065 ~	2,568	2,378
6.775% due 10/25/2058 þ	2,718	2,752
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,225	3,083
3.250% due 05/25/2062	398	388
Morgan Stanley Mortgage Loan Trust
3.278% due 11/25/2037 ~	564	375
6.000% due 10/25/2037	3,882	2,121
MortgageIT Mortgage Loan Trust 5.970% due 09/25/2037 •	3,115	2,323
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	3,185	3,011
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.320% due 03/25/2047 þ	74	71
OBX Trust 6.844% due 04/25/2063 þ	2,911	2,970
OPEN Trust 8.451% due 10/15/2028	10,073	10,124
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.230% due 12/25/2035 •	385	358
Prime Mortgage Trust 5.970% due 02/25/2035 •	61	60
RBSGC Mortgage Pass-Through Loan Trust 5.500% due 11/25/2035 ~	991	829

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

RBSSP Resecuritization Trust 6.500% due 10/26/2036 ~		855	725
Residential Accredit Loans, Inc. Trust
4.129% due 02/25/2035 ~		49	42
5.365% due 02/25/2036 ~		92	79
5.670% due 05/25/2037 •		213	192
5.850% due 07/25/2036 •		85	79
5.870% due 12/25/2046 •		119	105
5.930% due 05/25/2037 «•		36	30
6.000% due 06/25/2036		49	38
6.000% due 05/25/2037		44	34
6.500% due 07/25/2036 «		195	152
Residential Asset Securitization Trust
4.750% due 12/26/2049 «		231	48
5.870% due 01/25/2046 •		718	209
6.000% due 02/25/2036		322	135
6.250% due 09/25/2037		1,853	784
Residential Funding Mortgage Securities, Inc. Trust
4.842% due 02/25/2036 ~		183	161
5.091% due 09/25/2035 ~		124	83
6.000% due 10/25/2036		202	152
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •	GBP	1,424	1,815
Structured Adjustable Rate Mortgage Loan Trust
4.212% due 09/25/2036 ~		$662	459
4.351% due 01/25/2035 ~		88	86
4.520% due 03/25/2036 ~		38	28
5.159% due 09/25/2035 ~		430	381
5.870% due 04/25/2047 •		275	236
6.070% due 10/25/2034		2,107	1,846
Structured Asset Mortgage Investments Trust
5.910% due 05/25/2036 •		609	479
5.990% due 05/25/2046 «•		47	28
6.130% due 09/19/2032 •		5	4
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.323% due 06/25/2033 «~		17	16
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	912	1,164
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$9,774	9,191
6.470% due 10/25/2048 •		7,323	7,391
6.470% due 05/25/2058 •		387	394
Verus Securitization Trust
3.889% due 03/25/2060 ~		100	97
5.999% due 02/25/2068 þ		2,184	2,187
6.665% due 09/25/2068 þ		7,024	7,125
7.070% due 10/25/2068 þ		8,153	8,316
Wachovia Mortgage Loan Trust LLC
3.901% due 08/20/2035 ~		65	58
6.182% due 10/20/2035 ~		10	9
WaMu Mortgage Pass-Through Certificates Trust
3.858% due 02/25/2037 ~		1,303	1,137
4.063% due 12/25/2036 ~		168	143
4.335% due 02/27/2034 •		9	9
4.397% due 12/25/2046 •		111	93
4.469% due 09/25/2036 ~		146	122
5.662% due 09/25/2033 ~		1,108	1,026
5.712% due 02/25/2047 •		284	237
5.762% due 06/25/2047 ~		32	23
5.892% due 10/25/2046 •		520	434
5.990% due 11/25/2045 •		434	395
6.010% due 12/25/2045 •		349	313
6.012% due 08/25/2046 •		787	714
6.060% due 07/25/2046 •		454	374
6.110% due 08/25/2045 •		214	202
6.212% due 11/25/2042 •		1	1
6.412% due 06/25/2042 •		1	1
6.412% due 08/25/2042 •		1	1
6.512% due 10/25/2046 ~		85	76
Washington Mutual Mortgage Pass-Through Certificates Trust
4.052% due 09/25/2036 þ		16,061	4,736
5.852% due 05/25/2047 «•		25	3
5.950% due 01/25/2047 •		320	292
Wells Fargo Commercial Mortgage Trust 2.725% due 02/15/2053		900	789
Wells Fargo Mortgage-Backed Securities Trust
4.674% due 04/25/2036 ~		13	12
5.924% due 11/25/2037 ~		182	158
6.073% due 09/25/2033 «~		12	11

Total Non-Agency Mortgage-Backed Securities (Cost $186,403)			167,794

ASSET-BACKED SECURITIES 7.5%
Aames Mortgage Investment Trust 6.775% due 06/25/2035 ~		7,511	6,705

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

ABFC Trust
5.630% due 01/25/2037 •		515	296
5.690% due 01/25/2037 •		2,203	1,270
Accredited Mortgage Loan Trust 5.951% due 04/25/2035 •		934	933
ACE Securities Corp. Home Equity Loan Trust 6.070% due 02/25/2036 •		68	67
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		2,803	2,798
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.793% due 04/25/2034		618	582
6.145% due 01/25/2036 •		1,879	1,837
6.250% due 05/25/2034 •		120	119
Argent Securities Trust 6.010% due 05/25/2036 ~		559	136
Avis Budget Rental Car Funding AESOP LLC 6.120% due 04/20/2027		10,000	10,165
Bear Stearns Asset-Backed Securities Trust
6.205% due 09/25/2035 ~		488	486
6.270% due 10/27/2032 «•		11	11
6.270% due 09/25/2046 •		1,412	1,340
6.520% due 01/25/2037		6,137	5,900
6.520% due 08/25/2037 •		224	195
6.720% due 08/25/2037 •		168	165
7.270% due 07/25/2035		12,847	12,613
Carrington Mortgage Loan Trust
5.950% due 06/25/2036 •		2,327	2,208
6.265% due 09/25/2035 •		930	903
6.295% due 02/25/2035 •		2,249	2,204
Cedar Funding CLO Ltd. 6.705% due 05/29/2032		5,600	5,591
Citigroup Mortgage Loan Trust
5.970% due 08/25/2036 •		1,419	1,384
7.250% due 05/25/2036 þ		139	72
Citigroup Mortgage Loan Trust, Inc. 5.860% due 06/25/2037 •		449	443
College Avenue Student Loans LLC
6.500% due 06/25/2054		5,685	5,939
6.987% due 06/25/2054		4,687	4,708
7.330% due 06/25/2054		2,600	2,704
7.580% due 06/25/2054		2,000	2,067
8.210% due 06/25/2054		500	527
10.120% due 06/25/2054		700	722
Countrywide Asset-Backed Certificates Trust
4.113% due 02/25/2036		7,250	6,640
4.347% due 10/25/2046 ~		92	90
5.006% due 10/25/2035		3,627	3,571
5.456% due 07/25/2035 ~		2,706	2,664
5.690% due 09/25/2037 •		66	67
5.730% due 11/25/2037 •		3,676	3,330
5.760% due 11/25/2037 ~		5,478	5,059
5.790% due 09/25/2046 «•		1	1
5.930% due 05/25/2037 •		1,752	1,667
6.050% due 06/25/2037 •		3,159	3,053
6.095% due 08/25/2035 «þ		82	79
6.170% due 11/25/2036 ~		767	649
CRB Securitization Trust 6.960% due 10/20/2033		3,335	3,375
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 þ		227	65
Cumulus Static CLO DAC 5.499% due 04/25/2033	EUR	2,000	2,207
Fieldstone Mortgage Investment Trust 5.777% due 11/25/2036 •		$903	523
First Franklin Mortgage Loan Trust
5.950% due 10/25/2036 •		798	518
6.745% due 07/25/2034 •		103	101
First NLC Trust
5.610% due 08/25/2037 •		137	68
5.750% due 08/25/2037 •		91	45
GLS Auto Select Receivables Trust 6.670% due 12/17/2029		1,600	1,645
GSAA Home Equity Trust
5.810% due 09/25/2036 •		933	209
5.950% due 11/25/2036 •		11,171	3,659
6.070% due 03/25/2037 •		180	70
6.070% due 05/25/2047 •		107	65
GSAMP Trust 5.970% due 05/25/2046 •		3,181	2,974
Hertz Vehicle Financing LLC 1.990% due 06/25/2026		1,790	1,711
Home Equity Asset Trust 6.030% due 08/25/2036 •		3,812	3,719
Home Equity Mortgage Loan Asset-Backed Trust
5.610% due 11/25/2036 •		4,943	4,517
5.660% due 04/25/2037 •		3,284	2,123

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.710% due 11/25/2036 •	1,600	1,236
6.130% due 03/25/2036 •	6,000	5,468
JP Morgan Mortgage Acquisition Corp.
5.980% due 02/25/2036 •	4,377	4,288
6.400% due 12/25/2035	2,190	2,114
JP Morgan Mortgage Acquisition Trust 5.770% due 07/25/2036 ~	904	384
Long Beach Mortgage Loan Trust 6.220% due 02/25/2034	892	872
MASTR Asset-Backed Securities Trust
5.790% due 11/25/2036 ~	9,499	5,619
6.295% due 10/25/2034 •	219	210
MASTR Specialized Loan Trust 6.595% due 11/25/2035 •	2,567	2,430
Merrill Lynch Mortgage Investors Trust
5.610% due 04/25/2047 •	979	399
5.730% due 03/25/2037 •	879	782
5.790% due 03/25/2037 •	459	409
Morgan Stanley ABS Capital, Inc. Trust
5.560% due 01/25/2037 •	475	211
5.610% due 10/25/2036 ~	1,730	747
5.670% due 09/25/2036 •	1,474	521
5.690% due 10/25/2036 •	1,048	453
6.265% due 03/25/2034 •	450	450
7.045% due 09/25/2034 «•	54	54
Morgan Stanley Home Equity Loan Trust 5.820% due 04/25/2037 •	151	79
Morgan Stanley Mortgage Loan Trust
6.000% due 04/25/2037 ~	11,150	3,967
6.190% due 04/25/2037 •	205	57
6.226% due 10/25/2036 þ	183	54
Nationstar Home Equity Loan Trust 5.770% due 03/25/2037	3,000	2,574
Navient Student Loan Trust
7.038% due 03/15/2072	1,443	1,446
7.230% due 03/15/2072	500	526
New Century Home Equity Loan Trust 6.355% due 05/25/2034 ~	3,779	3,718
Option One Mortgage Loan Trust
5.610% due 03/25/2037 •	218	193
5.690% due 01/25/2037 ~	344	195
5.970% due 07/25/2036 •	1,342	755
Pagaya AI Debt Selection Trust
7.128% due 06/16/2031	856	858
7.464% due 06/16/2031	500	504
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	927	251
6.410% due 05/25/2034	832	742
Residential Asset Mortgage Products Trust 5.910% due 12/25/2036	1,844	1,784
Residential Asset Securities Corp. Trust 6.565% due 03/25/2035 •	1,517	1,486
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	2,775	2,827
5.980% due 04/16/2029	2,313	2,356
6.160% due 12/17/2029	4,300	4,400
6.400% due 03/17/2031	2,313	2,377
6.430% due 02/18/2031	5,400	5,542
Saxon Asset Securities Trust 5.870% due 09/25/2047 •	5,367	4,905
Securitized Asset-Backed Receivables LLC Trust
5.590% due 12/25/2036 •	230	52
5.730% due 01/25/2037	7,594	7,156
5.890% due 11/25/2036 •	23,735	6,790
6.050% due 12/25/2035 •	241	232
6.430% due 10/25/2035 ~	3,151	2,070
SG Mortgage Securities Trust 5.680% due 10/25/2036 •	2,000	1,425
SMB Private Education Loan Trust
6.150% due 09/15/2053	4,185	4,381
6.930% due 09/15/2053	1,996	2,111
6.988% due 09/15/2053	6,793	6,868
7.540% due 09/15/2053	408	424
8.870% due 09/15/2053	842	887
Soundview Home Loan Trust
5.620% due 06/25/2037 ~	2,398	1,584
5.670% due 01/25/2037 «•	322	313
5.730% due 02/25/2037 •	1,267	358
Specialty Underwriting & Residential Finance Trust
5.076% due 12/25/2036 •	223	212
5.740% due 04/25/2037 ~	4,931	3,410
Start Ltd. 4.089% due 03/15/2044	264	240
Structured Asset Investment Loan Trust
5.620% due 09/25/2036 •	110	107
5.790% due 05/25/2036 «•	9	9

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.270% due 07/25/2034 •		4,322	4,278
6.370% due 04/25/2035 •		11,000	9,920
Structured Asset Securities Corp. Mortgage Loan Trust 6.100% due 11/25/2037		911	870
Venture CLO Ltd. 6.535% due 04/15/2027 •		279	279

Total Asset-Backed Securities (Cost $260,513)			251,773

SOVEREIGN ISSUES 15.0%
Albania Government International Bond 3.500% due 06/16/2027	EUR	1,900	2,030
Angolan Government International Bond
8.000% due 11/26/2029		$4,600	4,099
9.125% due 11/26/2049		3,600	2,948
Argentina Government International Bond
0.750% due 07/09/2030 þ		45,147	18,136
1.000% due 07/09/2029		2,318	926
3.500% due 07/09/2041 þ		17,680	6,040
3.625% due 07/09/2035 þ		3,241	1,105
Bank Gospodarstwa Krajowego 6.250% due 10/31/2028		5,200	5,498
Brazil Government International Bond
2.875% due 06/06/2025		1,000	967
4.750% due 01/14/2050		7,101	5,486
Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	3,508
4.950% due 01/05/2036		$537	532
Colombia Government International Bond
4.500% due 01/28/2026		7,100	7,001
4.500% due 03/15/2029		5,000	4,698
5.200% due 05/15/2049		5,700	4,471
7.500% due 02/02/2034		10,000	10,580
8.750% due 11/14/2053		5,000	5,761
Costa Rica Government International Bond
6.125% due 02/19/2031		1,000	1,027
7.300% due 11/13/2054		1,700	1,849
Dominican Republic International Bond
4.875% due 09/23/2032		3,550	3,241
5.500% due 01/27/2025		7,000	6,974
5.875% due 01/30/2060		5,200	4,511
6.500% due 02/15/2048		1,250	1,198
6.850% due 01/27/2045		7,700	7,700
6.875% due 01/29/2026		4,000	4,082
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		585	169
2.500% due 07/31/2040 þ		2,778	889
3.500% due 07/31/2035 þ		14,181	5,098
6.000% due 07/31/2030 þ		14,413	6,746
Egypt Government International Bond
4.750% due 04/11/2025	EUR	4,200	4,234
6.375% due 04/11/2031		13,700	9,764
7.053% due 01/15/2032		$2,200	1,514
7.500% due 02/16/2061		4,000	2,349
7.625% due 05/29/2032		700	488
8.750% due 09/30/2051		1,900	1,207
El Salvador Government International Bond 7.125% due 01/20/2050		2,000	1,424
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		8,000	5,085
3.125% due 09/30/2049		6,000	4,423
3.875% due 04/16/2050		700	589
Ghana Government International Bond
6.375% due 02/11/2027 ^(d)		900	404
7.875% due 03/26/2027 ^(d)		4,980	2,238
7.875% due 02/11/2035 ^(d)		2,000	881
8.125% due 03/26/2032 ^(d)		5,260	2,327
8.750% due 03/11/2061 ^(d)		1,500	651
8.950% due 03/26/2051 ^(d)		3,100	1,347
Guatemala Government International Bond
4.500% due 05/03/2026		4,000	3,893
4.900% due 06/01/2030		1,400	1,351
5.375% due 04/24/2032		700	679
6.125% due 06/01/2050		2,400	2,280
Hungary Government International Bond
3.125% due 09/21/2051		2,100	1,430
5.375% due 09/12/2033	EUR	10,000	11,826
Indonesia Government International Bond
1.100% due 03/12/2033		1,675	1,468
1.300% due 03/23/2034		2,700	2,346
4.350% due 01/11/2048		$200	187
4.750% due 07/18/2047 (l)		1,000	992
6.625% due 02/17/2037		14,600	17,155
Israel Government International Bond 3.800% due 05/13/2060		2,480	1,786

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	4,294
5.250% due 03/22/2030		3,300	3,283
5.875% due 10/17/2031		2,000	1,985
Jordan Government International Bond 5.850% due 07/07/2030		$5,500	5,129
Kazakhstan Government International Bond 2.375% due 11/09/2028	EUR	3,200	3,403
Mexico Government International Bond
3.750% due 04/19/2071		$900	603
3.771% due 05/24/2061		29,126	19,838
4.280% due 08/14/2041		724	599
4.400% due 02/12/2052 (l)		1,007	800
4.750% due 04/27/2032		1,600	1,544
5.000% due 04/27/2051		2,000	1,741
5.750% due 10/12/2110		5,500	4,943
Nigeria Government International Bond
6.125% due 09/28/2028		2,600	2,311
6.500% due 11/28/2027		5,700	5,225
7.143% due 02/23/2030		4,600	4,157
7.375% due 09/28/2033		1,600	1,369
7.875% due 02/16/2032		4,700	4,238
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	2,000	2,148
Oman Government International Bond
5.625% due 01/17/2028		$5,000	5,104
6.000% due 08/01/2029		1,100	1,142
6.250% due 01/25/2031		1,700	1,792
6.750% due 01/17/2048		4,980	5,223
Panama Government International Bond
4.500% due 04/16/2050		2,200	1,532
6.400% due 02/14/2035		5,000	4,893
6.700% due 01/26/2036		10,200	10,134
9.375% due 04/01/2029		2,100	2,397
Paraguay Government International Bond
4.950% due 04/28/2031		2,500	2,447
5.600% due 03/13/2048		2,200	2,012
Peru Government International Bond
2.783% due 01/23/2031		2,175	1,899
8.750% due 11/21/2033		7,040	8,882
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		1,300	1,175
3.800% due 06/23/2050		1,300	1,089
Qatar Government International Bond
4.400% due 04/16/2050		3,200	2,956
4.817% due 03/14/2049		4,200	4,098
Republic of Kenya Government International Bond
7.000% due 05/22/2027		700	658
8.000% due 05/22/2032		1,600	1,452
Romania Government International Bond
1.750% due 07/13/2030	EUR	3,000	2,686
2.000% due 04/14/2033		2,000	1,657
2.625% due 12/02/2040		3,750	2,795
2.750% due 04/14/2041		425	316
2.875% due 04/13/2042		1,495	1,121
3.375% due 01/28/2050		2,750	2,076
4.625% due 04/03/2049		4,620	4,296
Russia Government International Bond 5.250% due 06/23/2047 ^(d)		$200	71
Saudi Government International Bond
3.450% due 02/02/2061		2,000	1,411
3.750% due 01/21/2055		3,100	2,367
4.500% due 10/26/2046		31,600	28,047
5.000% due 04/17/2049		300	284
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	716
6.250% due 05/23/2033		$1,700	1,524
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,588
1.500% due 06/26/2029		3,300	3,082
1.650% due 03/03/2033		2,500	2,048
2.050% due 09/23/2036		900	693
3.125% due 05/15/2027		2,900	3,069
South Africa Government International Bond
4.300% due 10/12/2028		$5,300	4,969
4.665% due 01/17/2024		5,200	5,199
4.850% due 09/30/2029		4,400	4,137
5.650% due 09/27/2047		3,010	2,415
5.750% due 09/30/2049		8,000	6,413
6.300% due 06/22/2048		2,100	1,803
Sri Lanka Government International Bond
6.200% due 05/11/2027 ^(d)		800	406
7.850% due 03/14/2029 ^(d)		1,800	909
Turkey Government International Bond
4.250% due 03/13/2025		6,425	6,317
5.125% due 02/17/2028		9,600	9,169

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.250% due 03/13/2030		3,000	2,760
5.600% due 11/14/2024		5,920	5,927
5.750% due 05/11/2047		3,560	2,800
6.000% due 01/14/2041		8,700	7,417
6.125% due 10/24/2028		12,700	12,519
7.375% due 02/05/2025		6,200	6,317
7.625% due 04/26/2029		5,100	5,292
Ukraine Government International Bond
4.375% due 01/27/2032	EUR	10,500	2,411
6.750% due 06/20/2028		5,300	1,413
7.750% due 09/01/2024		$18,500	5,680
7.750% due 09/01/2025		4,700	1,406
7.750% due 09/01/2028		4,600	1,298
Uruguay Government International Bond 5.100% due 06/18/2050		3,000	3,020
Venezuela Government International Bond
7.000% due 03/31/2048 ^(d)		2,700	413
8.250% due 10/13/2024 ^(d)		2,700	425
Vietnam Government International Bond 5.500% due 03/12/2028		3,927	3,784

Total Sovereign Issues (Cost $627,140)			502,549

		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (e)		228,414	416
iHeartMedia, Inc. 'A' (e)		52,704	141
iHeartMedia, Inc. 'B' «(e)		40,902	98

			655

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)		4,701	221
Urbi Desarrollos Urbanos SAB de CV (e)		2,960	1

			222

ENERGY 0.0%
Constellation Oil 'B' «(e)(j)		674,061	73

FINANCIALS 0.1%
Hipotecaria Su Casita SA de CV «(e)		157,773	0
Intelsat Emergence SA «(e)(j)		72,646	2,070

			2,070

INDUSTRIALS 0.0%
Mcdermott International Ltd. (e)		14,432	1
Neiman Marcus Group Ltd. LLC «(e)(j)		2,151	323

			324

REAL ESTATE 0.0%
Sunac Services Holdings Ltd.		189,647	45

UTILITIES 0.1%
Windstream Units «(e)		50,061	1,481

Total Common Stocks (Cost $13,704)			4,870

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		2,562	7

Total Warrants (Cost $14)			7

PREFERRED SECURITIES 0.5%
FINANCIALS 0.5%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)		400,000	366
Charles Schwab Corp.
4.000% due 06/01/2026 •(h)		2,000,000	1,765
4.000% due 12/01/2030 •(h)		2,400,000	1,905
5.000% due 12/01/2027 •(h)		4,200,000	3,547
5.375% due 06/01/2025 •(h)		1,000,000	988

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Citigroup, Inc. 4.000% due 12/10/2025 •(h)		1,575,000	1,455
Discover Financial Services 6.125% due 06/23/2025 •(h)		2,390,000	2,315
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)		3,600,000	3,415
Nationwide Building Society 10.250% ~		4,258	707
PNC Financial Services Group, Inc. 6.250% due 03/15/2030 •(h)		1,000,000	935

Total Preferred Securities (Cost $19,280)			17,398

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (k) 0.1%			1,688

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	32,762	35

HUNGARY TREASURY BILLS 0.5%
10.900% due 01/04/2024 (f)(g)	HUF	5,362,000	15,446

Total Short-Term Instruments (Cost $17,279)			17,169

Total Investments in Securities (Cost $3,883,041)			3,496,101

		SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short Asset Portfolio		2,798,203	27,131
PIMCO Short-Term Floating NAV Portfolio III		24,905,884	242,260

Total Short-Term Instruments (Cost $269,754)			269,391

Total Investments in Affiliates (Cost $269,754)			269,391

Total Investments 112.7% (Cost $4,152,795)			$3,765,492
Financial Derivative Instruments (m)(o) (0.1)%(Cost or Premiums, net $4,346)			(2,524)
Other Assets and Liabilities, net (12.6)%			(420,644)

Net Assets 100.0%			$3,342,324

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Zero coupon security.
(g)					Coupon represents a yield to maturity.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					Contingent convertible security.
(j)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc. 2.572% due 06/03/2031					05/26/2020		$4,400	$3,761	0.11%
Constellation Oil 'B'					06/10/2022		73	73	0.00
Deutsche Bank AG 3.729% due 01/14/2032					01/11/2021 - 01/28/2021		3,004	2,516	0.08
General Motors Co. 6.800% due 10/01/2027					05/07/2020 - 10/19/2021		630	636	0.02
Intelsat Emergence SA					09/05/2018 - 07/03/2023		6,174	2,070	0.06
Neiman Marcus Group Ltd. LLC					09/25/2020		0	323	0.01
Occidental Petroleum Corp. 5.500% due 12/01/2025					12/08/2020		2,625	2,626	0.08

							$16,906	$12,005	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$1,688	U.S. Treasury Notes 4.875% due 11/30/2025		$(1,722)	$1,688	$1,688

Total Repurchase Agreements							$(1,722)	$1,688	$1,688

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BPS				4.500%	11/22/2023	TBD(3)	$(268)		$(269)
				4.800	09/28/2023	TBD(3)	(707)		(716)
DEU				(0.950)	12/28/2023	01/02/2024	(12,753)		(12,751)

Total Reverse Repurchase Agreements									$(13,736)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA					2.000%	02/01/2054	$107,800	$(86,714)	$(88,228)

Total Short Sales (2.6)%								$(86,714)	$(88,228)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

(l)	Securities with an aggregate market value of $13,646 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(9,075) at a weighted average interest rate of 1.843%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2024	300	$28,115	$1,228	$7	$0
Euro-Bobl March Futures	03/2024	174	22,912	371	0	(108)
Euro-Bund March Futures	03/2024	441	66,804	2,061	0	(691)
U.S. Treasury 5-Year Note March Futures	03/2024	1,640	178,388	3,290	128	(1)
United Kingdom Long Gilt March Futures	03/2024	167	21,851	1,464	0	(238)

$8,414	$135	$(1,038)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2024	605	$(68,299)	$(2,157)	$0	$0

Total Futures Contracts	$6,257	$135	$(1,038)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.750%	$3,700	$(38)	$77	$39	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.410	300	(2)	6	4	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	1.267	800	16	14	30	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	3.043	2,000	(15)	154	139	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.460	400	21	25	46	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2024	0.674	EUR	1,700	(122)	204	82	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.458	2,800	(452)	477	25	0	(1)

$(592)	$957	$365	$2	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$237,204	$1,581	$12,688	$14,269	$0	$(66)
iTraxx Crossover 40 5-Year Index	5.000	Quarterly	12/20/2028	EUR	16,200	626	831	1,457	54	0

$2,207	$13,519	$15,726	$54	$(66)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850%	Annual	09/20/2033	JPY	4,540,000	$126	$(286)	$(160)	$13	$0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	3,287	(4,002)	(715)	8	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	42,500	(282)	569	287	22	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029	EUR	177,000	3,638	4,525	8,163	0	(633)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	29,650	(314)	1,868	1,554	0	(331)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	22,800	(2,468)	96	(2,372)	643	0

$3,987	$2,770	$6,757	$686	$(964)

Total Swap Agreements	$5,602	$17,246	$22,848	$742	$(1,032)

(n)

Securities with an aggregate market value of $33,046 and cash of $6,874 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Unsettled variation margin liability of $(75) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	AUD	3,779	$2,503	$0	$(73)
03/2024	CNH	673	93	0	(2)
BOA	01/2024	AUD	573	379	0	(12)
01/2024	GBP	4,187	5,310	0	(27)
01/2024	PEN	29,348	7,909	0	(20)
03/2024	CNH	610	84	0	(2)
BPS	01/2024	EUR	12,403	13,533	0	(163)
01/2024	GBP	8,942	11,342	0	(56)
01/2024	HUF	2,018,704	5,750	0	(68)
01/2024	JPY	50,100	347	0	(8)
01/2024	$6,527	EUR	5,975	79	(8)
01/2024	1,589	GBP	1,251	5	0
01/2024	4	HUF	1,343	0	0
BRC	01/2024	EUR	170,979	$188,039	0	(757)
04/2024	$3,243	TRY	105,032	0	(38)
CBK	01/2024	HUF	344,186	$982	0	(10)
02/2024	BRL	7,989	1,558	0	(84)
GLM	01/2024	GBP	2,036	2,594	0	(1)
01/2024	PEN	2,733	734	0	(5)
01/2024	$169	MXN	2,962	5	0
JPM	01/2024	HUF	1,588,239	$4,523	0	(55)
03/2024	CNH	1,388	193	0	(3)
MBC	01/2024	AUD	1,773	1,175	0	(33)
01/2024	CAD	2,839	2,098	0	(45)
01/2024	HUF	380,122	1,080	0	(16)
01/2024	JPY	89,700	629	0	(7)
01/2024	$2,718	EUR	2,488	29	0
01/2024	1,690	GBP	1,333	9	0
MYI	01/2024	HUF	1,013,726	$2,881	0	(41)
03/2024	CNH	642	89	0	(2)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

RYL	01/2024		$1,204		CAD	1,610		11	0
SCX	03/2024	CNH	631			$87		0	(2)
UAG	01/2024	AUD	1,433			951		0	(26)
	01/2024	GBP	48,583			61,483		0	(445)

Total Forward Foreign Currency Contracts							$138		$(2,009)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.279%	$400	$(7)	$10	$3	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.134	3,900	(40)	57	17	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.212	11,600	45	47	92	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.075	5,000	0	435	435	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.279	1,100	(17)	25	8	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2028	0.706	2,100	0	28	28	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	2,900	(24)	49	25	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	600	(6)	9	3	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.201	900	(26)	30	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.106	2,300	(31)	42	11	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.364	1,100	(9)	26	17	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	2,100	(19)	37	18	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.252	200	(3)	6	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.438	3,600	10	48	58	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.563	1,300	(4)	23	19	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.782	900	(17)	25	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	3,900	(41)	63	22	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.247	4,000	(1,067)	911	0	(156)

Total Swap Agreements							$(1,256)	$1,871	$771	$(156)

(p)

Securities with an aggregate market value of $2,745 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments					$0	$98,749	$15,811		$114,560
Corporate Bonds & Notes
Banking & Finance					0	457,627	8,564		466,191
Industrials					0	917,950	2,883		920,833
Utilities					0	171,283	0		171,283
Convertible Bonds & Notes
Banking & Finance					0	6	0		6
Municipal Bonds & Notes

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Illinois	0	774	0	774
U.S. Government Agencies	0	470,193	0	470,193
U.S. Treasury Obligations	0	390,701	0	390,701
Non-Agency Mortgage-Backed Securities	0	166,387	1,407	167,794
Asset-Backed Securities	0	251,306	467	251,773
Sovereign Issues	0	502,549	0	502,549
Common Stocks
Communication Services	557	0	98	655
Consumer Discretionary	222	0	0	222
Energy	0	0	73	73
Financials	0	0	2,070	2,070
Industrials	1	0	323	324
Real Estate	45	0	0	45
Utilities	0	0	1,481	1,481
Warrants
Financials	0	0	7	7
Preferred Securities
Financials	0	17,398	0	17,398
Short-Term Instruments
Repurchase Agreements	0	1,688	0	1,688
Short-Term Notes	0	35	0	35
Hungary Treasury Bills	0	15,446	0	15,446

$825	$3,462,092	$33,184	$3,496,101
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$269,391	$0	$0	$269,391

Total Investments	$270,216	$3,462,092	$33,184	$3,765,492

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(88,228)	$0	$(88,228)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	870	0	877
Over the counter	0	474	435	909

$7	$1,344	$435	$1,786
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,037)	(1,033)	0	(2,070)
Over the counter	0	(2,165)	0	(2,165)

$(1,037)	$(3,198)	$0	$(4,235)

Total Financial Derivative Instruments	$(1,030)	$(1,854)	$435	$(2,449)

Totals	$269,186	$3,372,010	$33,619	$3,674,815

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$37,763	$2,908	$(8,061)	$65	$(275)	$719	$0	$(17,308)	$15,811	$(60)
Corporate Bonds & Notes
Banking & Finance	1,865	8,470	0	0	0	(1,771)	0	0	8,564	(1,771)
Industrials	1,640	690	(92)	0	0	(15)	660	0	2,883	(15)
Utilities	46	0	(46)	0	0	0	0	0	0	0
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	1,407	0	1,407	0
Asset-Backed Securities	0	0	0	0	0	0	467	0	467	0
Sovereign Issues	840	697	(6,227)	(69)	(8,826)	13,656	0	(71)	0	0
Common Stocks
Communication Services(3)	144	0	0	0	0	(46)	0	0	98	(45)
Energy	73	0	0	0	0	0	0	0	73	0
Financials	1,776	0	0	0	0	294	0	0	2,070	294
Industrials	337	0	0	0	0	(13)	0	(1)	323	(10)
Utilities	0	455	0	0	0	1,026	0	0	1,481	1,026
Rights
Financials	53	0	(78)	0	78	(53)	0	0	0	0
Warrants
Financials	5	0	0	0	0	2	0	0	7	1
Industrials(4)	53	0	(72)	0	72	(53)	0	0	0	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2023 (Unaudited)

Information Technology	678	0	(455)	0	0	(223)	0	0	0	0

$45,273	$13,220	$(15,031)	$(4)	$(8,951)	$13,523	$2,534	$(17,380)	$33,184	$(580)
Financial Derivative Instruments - Assets
Over the counter	$2	$0	$0	$0	$0	$433	$0	$0	$435	$433

Totals	$45,275	$13,220	$(15,031)	$(4)	$(8,951)	$13,956	$2,534	$(17,380)	$33,619	$(147)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$9,728	Discounted Cash Flow	Discount Rate	8.064 - 8.800	8.574
6,083	Indicative Market Quotation	Broker Quote	90.000	—
Corporate Bonds & Notes
Banking & Finance	8,564	Proxy Pricing	Base Price	100.000	—
Industrials	1,533	Discounted Cash Flow	Discount Rate	6.020	—
660	Third Party Vendor	Expected Recovery	6.000	—
690	Recent Transaction	Purchase Price	99.000	—
Non-Agency Mortgage-Backed Securities	1,407	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Asset-Backed Securities	467	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Common Stocks
Communication Services	98	Reference Instrument	Stock Price w/Liquidity Discount	10.000	—
Energy	73	Comparable Companies	EBITDA Multiple	X	4.300	—
Financials	2,070	Comparable Companies	EBITDA Multiple	X	4.000	—
Industrials	323	Comparable Companies/Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/Discount Rate	X/X /%	0.550/6.500/10.000	—
Utilities	1,481	Comparable Companies	EBITDA Multiple	X	5.860	—
Warrants
Financials	7	Option Pricing Model	Volatility	40.000	—
Financial Derivative Instruments - Assets
Over the counter	$435	Indicative Market Quotation	Broker Quote	7.505	—

Total	$33,619

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Consumer Discretionary to Communication Services since prior fiscal year end.
(4)	Sector type updated from Financials to Industrials since prior fiscal year end.

Schedule of Investments PIMCO Dynamic Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 157.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
Air Canada 9.139% due 08/11/2028		$1,970	$1,978
American Airlines, Inc. 10.427% due 04/20/2028		5,400	5,556
Carnival Corp. 8.357% due 08/08/2027		3,234	3,246
Hertz Corp. 8.720% due 06/30/2028		2,800	2,795
IRB Holding Corp. 8.456% due 12/15/2027		6,300	6,318
Lifepoint Health, Inc. 11.168% due 11/16/2028		5,269	5,263
MPH Acquisition Holdings LLC 9.900% due 09/01/2028		4,692	4,537
SkyMiles IP Ltd. 9.166% due 10/20/2027		800	820
Spa Holdings Oy 9.610% due 02/04/2028		1,654	1,651
United Airlines, Inc. 9.220% due 04/21/2028		1,472	1,480

Total Loan Participations and Assignments (Cost $33,534)			33,644

CORPORATE BONDS & NOTES 24.7%
BANKING & FINANCE 13.1%
ADLER Real Estate AG 3.000% due 04/27/2026	EUR	200	168
AerCap Ireland Capital DAC 3.300% due 01/30/2032		$3,700	3,221
American Assets Trust LP 3.375% due 02/01/2031		2,100	1,714
American Tower Corp.
1.875% due 10/15/2030		1,700	1,395
2.100% due 06/15/2030		700	588
3.650% due 03/15/2027		4,000	3,850
4.050% due 03/15/2032		700	656
Aviation Capital Group LLC 5.500% due 12/15/2024		1,400	1,393
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	371
2.528% due 11/18/2027		9	8
4.250% due 04/15/2026		1,200	1,160
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	2,500	2,767
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	5,900	1,549
Banco Santander SA
1.849% due 03/25/2026		$5,000	4,631
2.958% due 03/25/2031		4,600	3,955
4.175% due 03/24/2028 •		5,000	4,816
Bank of America Corp.
3.384% due 04/02/2026 •		2,700	2,627
4.125% due 01/22/2024		11,000	10,991
Barclays PLC
2.894% due 11/24/2032 •		4,400	3,609
3.330% due 11/24/2042 •		4,300	3,181
3.650% due 03/16/2025		1,100	1,076
4.337% due 01/10/2028		800	778
4.375% due 01/12/2026		900	888
4.375% due 03/15/2028 •(i)(j)		2,400	1,872
4.836% due 05/09/2028		350	342
4.972% due 05/16/2029 •		1,900	1,867
7.385% due 11/02/2028 •		1,000	1,069
7.437% due 11/02/2033 •		1,300	1,457
Blue Owl Finance LLC 3.125% due 06/10/2031		1,900	1,568
BNP Paribas SA
1.904% due 09/30/2028 •		3,200	2,845
2.159% due 09/15/2029 •		6,400	5,573
2.871% due 04/19/2032 •		2,000	1,693

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

CaixaBank SA 6.750% due 06/13/2024 •(i)(j)	EUR	200	221
Cooperatieve Rabobank UA 5.500% due 10/05/2026		$1,900	1,945
CPI Property Group SA
1.500% due 01/27/2031	EUR	5,914	3,454
1.625% due 04/23/2027		100	81
2.750% due 05/12/2026		1,600	1,479
Credit Suisse AG AT1 Claim		$8,700	1,044
Cromwell Ereit Lux Finco SARL 2.125% due 11/19/2025	EUR	4,500	4,690
CTP NV 0.625% due 09/27/2026		1,000	994
Deutsche Bank AG
0.898% due 05/28/2024 (k)		$2,100	2,063
1.625% due 01/20/2027	EUR	1,000	1,038
1.750% due 11/19/2030 •		600	577
2.129% due 11/24/2026 •(k)		$1,000	938
3.547% due 09/18/2031 •		5,600	4,918
3.729% due 01/14/2032 •(k)		1,700	1,426
5.882% due 07/08/2031 •		1,700	1,651
6.119% due 07/14/2026 •		11,700	11,817
Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,408
3.900% due 04/15/2032		$2,500	2,323
Extra Space Storage LP 2.350% due 03/15/2032		1,300	1,061
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	2,790
Ford Motor Credit Co. LLC
3.021% due 03/06/2024	EUR	100	110
3.375% due 11/13/2025		$2,500	2,393
3.664% due 09/08/2024		1,428	1,406
4.535% due 03/06/2025	GBP	600	754
5.125% due 06/16/2025		$200	198
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,802
3.615% due 03/15/2028 •		4,600	4,414
3.691% due 06/05/2028 •		16,100	15,390
5.798% due 08/10/2026		2,100	2,121
HSBC Holdings PLC
2.871% due 11/22/2032 •		5,700	4,739
4.583% due 06/19/2029 •		5,600	5,434
4.600% due 12/17/2030 •(i)(j)		2,800	2,342
5.875% due 09/28/2026 •(i)(j)	GBP	6,200	7,528
6.254% due 03/09/2034 •		$3,600	3,828
ING Groep NV 4.017% due 03/28/2028 •		3,500	3,397
Intesa Sanpaolo SpA
3.250% due 09/23/2024		5,800	5,696
7.750% due 01/11/2027 •(i)(j)	EUR	1,700	1,928
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	7,718
2.963% due 01/25/2033 •		6,900	5,915
4.005% due 04/23/2029 •		500	481
JPMorgan Chase Bank NA 5.110% due 12/08/2026		1,050	1,060
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	2,400	2,642
3.750% due 03/18/2028 •		$1,900	1,820
4.947% due 06/27/2025 •(i)(j)	EUR	1,000	1,079
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		$3,800	3,468
Nationwide Building Society 4.302% due 03/08/2029 •		13,500	12,945
NatWest Group PLC
4.892% due 05/18/2029 •		2,200	2,162
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	1,953
7.472% due 11/10/2026 •		$10,000	10,358
8.000% due 08/10/2025 •(i)(j)		900	904
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	990
2.450% due 09/15/2028		600	514
RLJ Lodging Trust LP 4.000% due 09/15/2029		1,100	990
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,262
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		650	611
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,900	1,897
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		$2,000	1,760
Societe Generale SA 4.677% due 06/15/2027		8,100	8,029

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	EUR	3,572	3,959
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		$4,800	3,960
UBS Group AG
3.091% due 05/14/2032 •		3,250	2,770
4.194% due 04/01/2031 •		1,000	932
4.375% due 02/10/2031 •(i)(j)		800	634
4.965% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	500	553
6.246% due 09/22/2029		$5,300	5,533
6.327% due 12/22/2027		5,700	5,878
6.373% due 07/15/2026 •		1,200	1,214
VICI Properties LP 5.625% due 05/01/2024		1,000	997
Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	9,259
3.584% due 05/22/2028 •		4,950	4,718
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	4,860

			299,901

INDUSTRIALS 9.4%
Air Canada 4.625% due 08/15/2029	CAD	800	560
Altice France Holding SA 4.000% due 02/15/2028	EUR	2,200	1,086
Altice France SA
4.250% due 10/15/2029		2,700	2,381
5.500% due 10/15/2029		$2,800	2,199
American Airlines Pass-Through Trust
3.150% due 08/15/2033		405	355
3.350% due 04/15/2031		1,545	1,397
3.375% due 11/01/2028		230	211
3.575% due 07/15/2029		534	498
3.650% due 02/15/2029		686	636
3.700% due 04/01/2028		1,162	1,082
American Airlines, Inc.
5.500% due 04/20/2026		1,583	1,573
5.750% due 04/20/2029		500	488
Bayer U.S. Finance LLC 4.250% due 12/15/2025		2,200	2,145
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	6,000	6,171
Boeing Co. 1.950% due 02/01/2024		$4,400	4,386
Broadcom, Inc.
3.137% due 11/15/2035		5	4
4.000% due 04/15/2029		3,100	2,994
4.150% due 04/15/2032		3,100	2,925
4.926% due 05/15/2037		4	4
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,200	1,204
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028		1,500	1,634
CCO Holdings LLC 5.000% due 02/01/2028		2,900	2,777
Centene Corp. 4.250% due 12/15/2027		1,700	1,639
Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,557
4.908% due 07/23/2025		15,700	15,560
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	9,553
5.875% due 03/31/2025		1,800	1,805
Chesapeake Energy Corp.
5.500% due 02/01/2026		700	695
5.875% due 02/01/2029		300	294
Cloud Software Group, Inc. 6.500% due 03/31/2029		4,300	4,099
Community Health Systems, Inc. 5.625% due 03/15/2027		1,300	1,210
Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,274
4.750% due 05/09/2032		300	299
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		418	415
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		1,160	844
Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	3,866
4.750% due 01/15/2029		$7,200	6,873
DAE Funding LLC 1.625% due 02/15/2024		2,500	2,487
Delta Air Lines, Inc.
4.500% due 10/20/2025		867	854

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

7.000% due 05/01/2025		700	713
7.375% due 01/15/2026		6,900	7,138
DISH DBS Corp.
5.250% due 12/01/2026		1,200	1,030
5.750% due 12/01/2028		4,200	3,358
DISH Network Corp. 11.750% due 11/15/2027		3,300	3,447
EQT Corp. 6.125% due 02/01/2025		1,273	1,279
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (b)		799	144
Expedia Group, Inc. 6.250% due 05/01/2025		484	489
FactSet Research Systems, Inc. 2.900% due 03/01/2027		1,200	1,124
Ford Motor Co. 3.250% due 02/12/2032		1,900	1,581
Fraport AG Frankfurt Airport Services Worldwide 2.125% due 07/09/2027	EUR	300	322
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$4,000	4,118
GN Bondco LLC 9.500% due 10/15/2031		1,000	978
Haleon U.K. Capital PLC 3.125% due 03/24/2025		3,000	2,931
Haleon U.S. Capital LLC 3.375% due 03/24/2027		3,000	2,888
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		6,500	6,033
Hyatt Hotels Corp. 1.800% due 10/01/2024		1,300	1,262
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (b)	EUR	3,600	3,930
INEOS Styrolution Group GmbH 2.250% due 01/16/2027 (m)		3,800	3,883
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$1,617	1,544
JetBlue Pass-Through Trust 4.000% due 05/15/2034		402	369
Kraft Heinz Foods Co. 5.000% due 07/15/2035		73	73
Marriott International, Inc. 2.750% due 10/15/2033		1,700	1,404
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		6,600	5,840
MGM China Holdings Ltd. 4.750% due 02/01/2027		700	666
Mileage Plus Holdings LLC 6.500% due 06/20/2027		3,150	3,161
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		3,400	3,048
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	324
3.522% due 09/17/2025		$700	674
4.345% due 09/17/2027		5,200	4,979
4.810% due 09/17/2030		1,100	1,029
NXP BV 4.400% due 06/01/2027		1,800	1,778
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,400	3,340
Petroleos Mexicanos
5.950% due 01/28/2031		2,200	1,759
10.000% due 02/07/2033		2,300	2,312
Prosus NV
1.207% due 01/19/2026	EUR	600	625
2.085% due 01/19/2030		1,400	1,296
2.778% due 01/19/2034		1,600	1,381
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		$1,423	1,430
Sands China Ltd. 5.650% due 08/08/2028		1,500	1,488
Sprint Spectrum Co. LLC 4.738% due 03/20/2025		1,750	1,736
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	2,723
Studio City Finance Ltd. 5.000% due 01/15/2029		$1,200	1,010
T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,166
3.875% due 04/15/2030		2,100	1,992
TD SYNNEX Corp. 2.375% due 08/09/2028		1,300	1,123
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		228	218
Unigel Luxembourg SA 8.750% due 10/01/2026 ^		3,700	1,018

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

United Airlines Pass-Through Trust
2.700% due 11/01/2033		417	353
5.875% due 04/15/2029		3,300	3,344
United Airlines, Inc.
4.375% due 04/15/2026		300	293
4.625% due 04/15/2029		1,600	1,498
UnitedHealth Group, Inc. 4.000% due 05/15/2029		4,000	3,943
Venture Global LNG, Inc.
8.125% due 06/01/2028		400	404
8.375% due 06/01/2031		500	500
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	4,300	4,807
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		$4,800	4,601
Wynn Las Vegas LLC
5.250% due 05/15/2027		600	584
5.500% due 03/01/2025		208	207
Wynn Macau Ltd.
5.125% due 12/15/2029		500	445
5.500% due 01/15/2026		300	293
5.500% due 10/01/2027		600	567
5.625% due 08/26/2028		3,856	3,575
Wynn Resorts Finance LLC 5.125% due 10/01/2029		200	189
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	1,700	1,743

			215,534

UTILITIES 2.2%
AT&T, Inc. 4.300% due 02/15/2030		$105	103
Boston Gas Co. 3.757% due 03/16/2032		1,900	1,691
Georgia Power Co. 4.700% due 05/15/2032		6,900	6,877
Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,372
3.150% due 01/01/2026		1,500	1,439
3.250% due 06/01/2031		2,800	2,428
3.300% due 12/01/2027		1,000	934
3.400% due 08/15/2024		200	197
3.450% due 07/01/2025		300	291
3.500% due 06/15/2025		200	194
3.950% due 12/01/2047		600	440
4.200% due 03/01/2029		5,500	5,205
4.300% due 03/15/2045		700	550
4.400% due 03/01/2032		1,100	1,019
4.450% due 04/15/2042		400	324
4.500% due 07/01/2040		200	169
4.550% due 07/01/2030		1,000	953
Southern California Edison Co. 4.700% due 06/01/2027		3,100	3,120
Southern California Gas Co. 2.950% due 04/15/2027		5,900	5,599
Sprint LLC 7.625% due 03/01/2026		6,600	6,899
System Energy Resources, Inc. 2.140% due 12/09/2025		700	652
Telecom Italia SpA 7.875% due 07/31/2028	EUR	4,000	4,918
Verizon Communications, Inc. 3.875% due 03/01/2052		$3,400	2,757

			49,131

Total Corporate Bonds & Notes (Cost $607,539)			564,566

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Southwest Airlines Co. 1.250% due 05/01/2025		7,500	7,607

Total Convertible Bonds & Notes (Cost $7,500)			7,607

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036		2,500	2,039

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	943	1,025

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	148	81

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	34,905	3,093
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	325
3.501% due 06/01/2035	400	320
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.497% due 06/01/2024	600	590
1.820% due 06/01/2026	200	185

		4,513

Total Municipal Bonds & Notes (Cost $9,075)		7,658

U.S. GOVERNMENT AGENCIES 56.8%
Fannie Mae
0.000% due 07/25/2043 - 06/25/2050 ~(a)	13,049	1,439
0.608% due 11/25/2046 ~(a)	5,106	95
0.648% due 06/25/2047 •(a)	376	44
0.748% due 06/25/2048 •(a)	6,519	821
1.048% due 01/25/2042 •(a)	4,368	522
1.148% due 01/25/2041 •(a)	159	0
1.589% due 12/25/2042 ~(a)	9,667	440
3.795% due 12/01/2034 •	5	5
4.000% due 02/01/2036 •	24	24
4.000% due 06/25/2050 (a)	7,127	1,361
4.123% due 03/01/2036 •	66	66
4.380% due 08/01/2028 •	1	1
4.464% due 05/01/2036 •	1	1
4.837% due 01/01/2036 •	33	33
5.000% due 01/25/2035	4	4
5.000% due 06/25/2041 (a)	512	74
5.003% due 12/01/2036 •	1	1
5.110% due 01/25/2032 þ	2	2
5.138% due 05/01/2036 •	21	21
5.260% due 05/25/2035 ~	4	5
5.503% due 12/25/2036 •	17	17
5.563% due 03/25/2034 •	7	7
5.593% due 08/25/2034 ~	2	2
5.620% due 12/01/2034 •	8	8
5.750% due 08/25/2033	22	22
5.756% due 02/25/2033 þ	50	48
5.765% due 03/25/2036 •	6	6
5.802% due 03/25/2037 - 05/25/2042 •	43	43
5.903% due 10/18/2030 •	1	1
5.941% due 09/01/2039 •	9	9
5.951% due 09/01/2034 •	3	3
6.000% due 01/25/2033 - 07/25/2044	77	78
6.003% due 04/18/2032 •	11	11
6.021% due 11/01/2034 •	58	60
6.089% due 10/25/2031 þ	8	8
6.108% due 09/01/2031 •	4	4
6.125% due 08/01/2029 •	2	2
6.129% due 08/01/2042 - 10/01/2044 •	74	72
7.500% due 06/25/2032	9	9
Freddie Mac
0.548% due 04/25/2048 ~(a)	14,874	2,110
0.548% due 11/25/2049 •(a)	4,787	686
1.500% due 02/25/2036 (a)	14,741	681
2.000% due 01/25/2051 (a)	5,105	452
3.000% due 12/15/2047 (a)	3,399	546
3.500% due 06/15/2049 (a)	2,975	529
4.000% due 07/01/2047 - 10/01/2047	69	67
4.000% due 06/15/2049 (a)	5,118	953
4.413% due 07/25/2033 ~	1	1
5.000% due 02/15/2048 (a)	283	56
5.098% due 08/15/2040 •	515	508
5.500% due 09/15/2039	22	22
5.516% due 03/01/2036 •	6	6
5.585% due 09/01/2035 •	2	2
5.803% due 12/15/2029 ~	16	16
5.953% due 01/15/2032 •	1	1
5.981% due 08/01/2035 •	2	2
6.000% due 05/15/2035	48	50
6.348% due 12/01/2032 •	1	1

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

6.412% due 07/25/2044 ~	685	638
6.500% due 10/25/2043	37	38
6.555% due 09/25/2029 ~	18	18
7.000% due 07/25/2043	25	26
7.002% due 11/25/2030 þ	1	1
7.500% due 08/15/2030 - 03/25/2044	43	46
8.610% due 12/25/2030 þ	74	71
Ginnie Mae
0.578% due 08/20/2049 •(a)	1,704	130
0.578% due 09/20/2049 ~(a)	11,645	1,361
2.750% due 10/20/2027 - 10/20/2029 •	7	6
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	3	3
3.625% due 01/20/2027 - 07/20/2030 •	16	17
3.875% due 04/20/2030 •	4	4
4.000% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	3	2
5.000% due 03/15/2039 - 05/15/2039	488	490
5.500% due 10/15/2034 - 03/15/2035	38	39
5.772% due 05/20/2037 •	222	221
6.000% due 06/20/2038	12	12
8.000% due 03/20/2030	5	5
Ginnie Mae, TBA 2.500% due 01/01/2054	4,400	3,850
U.S. Small Business Administration
4.340% due 03/01/2024	1	1
4.760% due 09/01/2025	7	7
5.600% due 09/01/2028	40	40
6.220% due 12/01/2028	33	33
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	71,065	63,698
3.500% due 10/01/2040 - 06/01/2048	6,501	6,075
4.000% due 05/01/2047 - 04/01/2048	9,251	8,922
6.500% due 06/01/2036 - 08/01/2038	616	649
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2054	35,000	29,818
3.500% due 02/01/2054	77,600	71,271
4.000% due 02/01/2054	106,200	100,546
4.500% due 02/01/2054	110,400	107,092
5.000% due 01/01/2054 - 02/01/2054	749,700	741,957
5.500% due 02/01/2054	44,700	44,903
6.000% due 02/01/2054	54,500	55,341
6.500% due 02/01/2054	48,200	49,392

Total U.S. Government Agencies (Cost $1,301,861)		1,298,781

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Bonds
2.500% due 02/15/2045	20	15
U.S. Treasury Inflation Protected Securities (h)
0.625% due 07/15/2032	52,417	47,918
1.125% due 01/15/2033	47,926	45,371
1.375% due 07/15/2033	44,979	43,643
U.S. Treasury Notes
1.250% due 08/31/2024	83,300	81,262
1.875% due 08/31/2024 (o)(q)	19,690	19,288
2.250% due 11/15/2024 (o)	71,718	70,116
2.375% due 08/15/2024	72,390	71,210
2.500% due 05/15/2024 (o)(q)	12,460	12,339
2.500% due 03/31/2027 (o)(q)	6,300	6,022

Total U.S. Treasury Obligations (Cost $402,998)		397,184

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
Adjustable Rate Mortgage Trust
4.543% due 10/25/2035 ~	174	164
4.820% due 09/25/2035 ~	3	2
5.730% due 03/25/2036 ~	199	117
American Home Mortgage Assets Trust
5.660% due 05/25/2046 •	237	195
5.932% due 11/25/2046 •	8,146	2,295
5.982% due 10/25/2046 ~	113	93
Banc of America Funding Trust
3.395% due 10/20/2046 ~	630	522
4.306% due 06/20/2037 «~	44	36
5.500% due 09/25/2034 «	25	23
5.500% due 09/25/2034	326	302
5.792% due 02/20/2047 •	802	821
5.806% due 03/25/2037 «~	5	5
5.852% due 10/20/2036 •	250	187
5.878% due 10/25/2036 «~	144	121
5.890% due 04/25/2037 •	212	176
6.000% due 08/25/2037	367	289
6.032% due 06/20/2047 •	783	620
6.270% due 05/25/2037 •	140	117
Banc of America Mortgage Trust
4.167% due 02/25/2034 «~	21	20
4.607% due 05/25/2034 «~	50	46

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

BCAP LLC Trust
0.000% due 02/26/2036 «~	318	93
5.250% due 02/26/2036 ~	1,333	574
5.250% due 06/26/2037	290	261
18.672% due 04/26/2037 «~	274	117
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	27	18
3.250% due 02/25/2033 «~	1	1
4.091% due 05/25/2034 «~	5	5
5.030% due 08/25/2035 ~	25	23
5.224% due 11/25/2034 «~	1	1
5.287% due 04/25/2034 «~	20	19
5.478% due 08/25/2035 «~	16	14
5.561% due 05/25/2034 «~	10	9
5.820% due 01/25/2034 ~	100	99
6.035% due 11/25/2034 «~	43	38
Bear Stearns ALT-A Trust
4.180% due 03/25/2036 ~	746	453
4.196% due 11/25/2036 ~	356	159
4.240% due 03/25/2036 ~	161	128
4.255% due 08/25/2036 ~	10	6
4.488% due 05/25/2035 ~	1,009	946
4.600% due 11/25/2035 ~	55	42
4.964% due 01/25/2036 ~	365	338
5.790% due 08/25/2036 •	931	813
5.810% due 08/25/2036 ~	367	338
5.870% due 02/25/2034 •	46	42
5.910% due 04/25/2036 •	1,003	885
Bear Stearns Asset-Backed Securities Trust 5.750% due 11/25/2034 þ	550	472
Bear Stearns Mortgage Funding Trust 5.850% due 01/25/2037 •	1,140	1,036
Chase Mortgage Finance Trust
5.342% due 02/25/2037 «~	13	13
5.821% due 06/25/2035 «~	14	14
ChaseFlex Trust
6.000% due 02/25/2037	573	216
6.070% due 07/25/2037 •	361	301
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.204% due 08/25/2037 þ	1,304	1,021
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.700% due 05/25/2036 ~	438	392
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037 «	13	12
6.000% due 09/25/2037 «	67	64
Citigroup Global Markets Mortgage Securities, Inc. 5.970% due 05/25/2032 «•	36	35
Citigroup Mortgage Loan Trust
4.429% due 02/25/2034 «~	7	7
4.781% due 11/25/2036 ~	220	195
5.322% due 08/25/2035 ~	163	155
5.720% due 09/25/2037 «~	316	279
6.277% due 09/25/2035 •	38	37
7.860% due 11/25/2035 •	135	132
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 «	296	252
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036	380	218
Countrywide Alternative Loan Trust
4.014% due 10/25/2035 «~	243	193
4.120% due 06/25/2037 ~	44	40
5.250% due 06/25/2035	10	8
5.500% due 04/25/2035	271	226
5.500% due 08/25/2035 «•	45	35
5.500% due 09/25/2035 •	2,067	1,252
5.500% due 10/25/2035 «	195	108
5.500% due 11/25/2035	1,196	695
5.500% due 12/25/2035 •	2,340	1,149
5.500% due 12/25/2035	165	91
5.500% due 01/25/2036	184	108
5.500% due 03/25/2036	39	16
5.500% due 05/25/2036 •	930	725
5.710% due 06/25/2036 •	502	445
5.750% due 07/25/2035	1,249	787
5.750% due 12/25/2035 •	235	208
5.750% due 04/25/2047 •	1,887	1,660
5.820% due 05/25/2036 •	916	378
5.820% due 05/25/2037 •	33	11
5.840% due 02/25/2037 •	7,012	2,470
5.850% due 09/25/2046 •	49	46
5.870% due 06/25/2037 •	11	9
5.932% due 07/20/2035 •	16	15
5.970% due 05/25/2037 •	805	285
5.970% due 09/25/2046 •	819	617
6.000% due 04/25/2036	578	282
6.000% due 05/25/2036 •	1,039	458

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

6.000% due 07/25/2036 •		823	301
6.000% due 01/25/2037		674	358
6.000% due 02/25/2037		1,991	892
6.000% due 03/25/2037		669	256
6.000% due 08/25/2037		481	250
6.112% due 11/20/2035 •		1,459	1,268
6.250% due 11/25/2036		327	248
6.370% due 12/25/2036 •		4,021	1,449
6.492% due 01/25/2036 •		477	437
6.500% due 09/25/2037		1,083	421
Countrywide Home Loan Mortgage Pass-Through Trust
3.507% due 06/20/2035 «~		2	2
4.377% due 03/25/2037 ~		48	41
4.384% due 09/25/2034 «~		8	7
4.520% due 07/25/2034 «~		60	55
4.765% due 11/25/2034 ~		24	21
5.232% due 12/25/2033 «~		10	9
5.500% due 11/25/2035		44	25
5.500% due 07/25/2037		398	177
5.750% due 07/25/2037		1,485	727
5.750% due 08/25/2037		6,171	3,303
6.000% due 02/25/2036		334	138
6.000% due 03/25/2036 «		3	2
6.050% due 04/25/2035 «~		1	1
6.110% due 03/25/2035 •		79	73
6.130% due 02/25/2035 •		32	29
6.210% due 02/25/2035 •		566	482
6.230% due 09/25/2034 «•		2	1
7.884% due 02/20/2036 •		93	79
7.940% due 02/20/2036 •		446	406
Countrywide Home Loan Reperforming REMIC Trust
5.810% due 06/25/2035 ~		449	421
5.870% due 11/25/2034 •		11	10
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		647	352
6.050% due 03/25/2032 ~		30	28
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.858% due 07/25/2033 «~		1	1
7.000% due 02/25/2034 «		67	65
Credit Suisse Mortgage Capital Certificates 4.106% due 07/27/2037 ~		1,364	1,306
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036		297	122
7.000% due 08/25/2037 ~		794	412
Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~		275	266
3.431% due 11/10/2032		1,200	991
DBGS Mortgage Trust 6.871% due 10/15/2036 •		1,000	949
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.570% due 08/25/2037 •		159	129
5.710% due 08/25/2036 •		1,128	1,031
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.770% due 04/25/2037 •		316	214
Downey Savings & Loan Association Mortgage Loan Trust
5.932% due 03/19/2046 •		284	228
5.990% due 08/19/2045 •		8	7
EMF-NL Prime BV 4.785% due 04/17/2041 •	EUR	1,408	1,493
Eurosail PLC
4.419% due 06/10/2044 •		7,000	7,540
5.485% due 10/17/2040 •		82	90
Extended Stay America Trust 6.556% due 07/15/2038 ~		$11,295	11,199
First Horizon Alternative Mortgage Securities Trust
5.029% due 01/25/2036 ~		2,111	1,109
5.207% due 03/25/2035 ~		16	9
5.856% due 06/25/2036 ~		205	159
6.143% due 04/25/2036 ~		171	143
First Horizon Mortgage Pass-Through Trust 5.464% due 08/25/2035 ~		77	54
GreenPoint Mortgage Funding Trust
5.910% due 06/25/2045 •		5	4
6.010% due 11/25/2045 •		32	28
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.725% due 10/25/2033 «~		7	6
Grifonas Finance PLC 4.212% due 08/28/2039 •	EUR	318	343
GSMPS Mortgage Loan Trust 5.820% due 03/25/2035 •		$30	27
GSR Mortgage Loan Trust
4.381% due 06/25/2034 «~		24	22
5.750% due 03/25/2036		137	121
5.750% due 01/25/2037		331	200
6.000% due 02/25/2036		1,117	492
6.000% due 03/25/2037		667	367

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

6.000% due 05/25/2037	197	144
6.500% due 09/25/2036	322	156
6.780% due 03/25/2033 «•	1	1
HarborView Mortgage Loan Trust
4.935% due 06/19/2045 ~	2,456	1,217
5.573% due 04/19/2034 «~	3	3
5.650% due 11/19/2046 •	22	15
5.806% due 11/19/2036 •	81	71
5.950% due 06/19/2035 •	19	18
5.970% due 01/19/2036 •	882	533
6.030% due 02/19/2036 •	607	306
6.090% due 11/19/2035 •	277	188
6.290% due 11/19/2034 •	270	231
6.970% due 10/19/2035 ~	354	239
HomeBanc Mortgage Trust 3.917% due 04/25/2037 ~	4,319	3,833
Impac CMB Trust 6.130% due 03/25/2035 «~	44	40
Impac Secured Assets Trust 6.170% due 05/25/2036 •	31	28
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051	88	87
IndyMac IMSC Mortgage Loan Trust 3.940% due 06/25/2037 ~	471	281
IndyMac INDA Mortgage Loan Trust
4.259% due 12/25/2036 ~	19	15
5.436% due 01/25/2036 ~	359	336
IndyMac INDX Mortgage Loan Trust
3.646% due 01/25/2036 ~	203	179
3.681% due 06/25/2036 ~	478	415
4.699% due 12/25/2034 ~	188	178
4.995% due 10/25/2034 ~	645	614
5.630% due 04/25/2037 ~	256	231
5.850% due 09/25/2046 •	18	15
5.870% due 11/25/2046 •	254	231
5.970% due 02/25/2037 ~	1,150	717
JP Morgan Alternative Loan Trust
4.762% due 05/25/2037 ~	647	583
5.500% due 11/25/2036 «~	1	0
5.750% due 03/25/2037 •	444	454
5.830% due 06/25/2037 •	3,994	2,092
5.843% due 05/26/2037 ~	2,601	1,949
5.957% due 06/27/2037 •	189	131
6.810% due 08/25/2036 þ	724	684
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	1,300	1,145
5.958% due 04/15/2037 •	976	900
JP Morgan Mortgage Trust
3.979% due 05/25/2034 «~	40	36
4.285% due 04/25/2036 ~	93	79
4.538% due 07/25/2035 ~	10	10
4.661% due 04/25/2037 «~	18	13
4.735% due 11/25/2033 «~	4	4
4.879% due 11/25/2035 ~	159	131
5.750% due 01/25/2036 «	32	15
5.750% due 01/25/2036	747	348
6.000% due 08/25/2037	10	5
6.250% due 07/25/2036	1,291	466
6.500% due 01/25/2036	409	217
6.500% due 08/25/2036	1,414	484
Lehman XS Trust
5.870% due 08/25/2046 •	997	911
5.930% due 04/25/2046 •	125	179
MASTR Adjustable Rate Mortgages Trust
4.506% due 05/25/2034 ~	50	45
5.386% due 11/21/2034 ~	13	13
6.070% due 05/25/2047 «~	3	3
MASTR Seasoned Securitization Trust 5.259% due 10/25/2032 «~	4	4
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.176% due 11/15/2031 •	21	20
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.916% due 12/15/2030 •	47	44
Merrill Lynch Mortgage Investors Trust
0.029% due 11/25/2029 ~(a)	510	2
3.853% due 03/25/2036 ~	725	394
4.903% due 02/25/2036 ~	358	351
4.970% due 05/25/2033 «~	2	1
5.307% due 02/25/2033 ~	7	6
Morgan Stanley Mortgage Loan Trust
3.357% due 07/25/2035 ~	79	69
4.015% due 08/25/2034 «~	30	27
4.118% due 12/25/2037 ~	1,129	771
4.981% due 07/25/2035 ~	57	47
5.245% due 08/25/2034 «~	4	3
5.730% due 03/25/2036 •	195	132

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

7.035% due 06/25/2036 ~		13	12
7.125% due 06/25/2036 ~		1,320	1,247
NAAC Reperforming Loan REMIC Trust 6.500% due 02/25/2035		389	326
Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~		1,170	993
3.858% due 04/10/2037		330	284
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		6,808	6,436
2.750% due 11/25/2059 ~		10,903	10,253
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.389% due 10/25/2035 ~		295	162
5.470% due 08/25/2035 «~		25	24
6.310% due 06/25/2037 •		3,524	2,829
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.230% due 12/25/2035 •		1,732	1,611
Prime Mortgage Trust 5.870% due 02/25/2034 •		1	1
RBSGC Mortgage Pass-Through Loan Trust 5.500% due 11/25/2035 ~		1,693	1,415
RBSSP Resecuritization Trust
4.858% due 06/27/2036 •		1,954	1,929
5.697% due 06/27/2036 •		3,500	2,882
5.697% due 08/27/2037 •		302	294
Residential Accredit Loans, Inc. Trust
4.129% due 02/25/2035 ~		457	398
5.070% due 01/25/2036 ~		1,123	820
5.172% due 12/26/2034 ~		142	51
5.720% due 02/25/2036 •		134	86
5.750% due 01/25/2037 •		106	118
5.830% due 05/25/2036 •		751	673
5.840% due 12/25/2036 «•		52	43
5.870% due 11/25/2036 •		172	118
5.970% due 08/25/2037 ~		38	35
6.000% due 06/25/2036		157	121
6.175% due 09/25/2037 ~		6,583	4,519
6.270% due 10/25/2045 «•		114	92
6.500% due 09/25/2037		210	169
Residential Asset Securitization Trust
5.500% due 09/25/2035 «		81	39
5.500% due 12/25/2035		231	109
5.750% due 02/25/2036		789	308
5.870% due 01/25/2046 •		1,468	426
5.920% due 02/25/2034 «•		49	44
6.000% due 07/25/2036 «		345	185
6.000% due 07/25/2037		1,358	550
Residential Funding Mortgage Securities, Inc. Trust
2.450% due 09/25/2036 «~		14	5
4.842% due 02/25/2036 ~		226	199
6.000% due 10/25/2036		284	214
6.500% due 03/25/2032 «		11	11
RMAC Securities PLC 5.489% due 06/12/2044 •	GBP	450	557
Sequoia Mortgage Trust 3.627% due 09/20/2046 ~		$37	26
STRIPs Ltd. 5.000% due 03/27/2049 ~		239	6
Structured Adjustable Rate Mortgage Loan Trust
3.813% due 04/25/2036 ~		267	150
4.212% due 09/25/2036 ~		186	129
4.471% due 10/25/2036 ~		284	155
5.193% due 01/25/2035 «~		56	50
5.790% due 10/25/2035 •		2,045	1,868
5.806% due 03/25/2034 «~		4	4
5.910% due 06/25/2037 ~		995	803
6.412% due 01/25/2035 •		11	9
Structured Asset Mortgage Investments Trust
5.590% due 08/25/2036 •		110	94
5.830% due 07/25/2046 •		1,524	1,257
5.890% due 05/25/2036 •		90	61
5.890% due 08/25/2036 ~		537	434
5.930% due 05/25/2045 ~		26	23
5.970% due 07/19/2035 •		82	78
6.030% due 02/25/2036 •		158	130
6.050% due 07/19/2034 «•		3	3
6.070% due 08/25/2036 •		484	341
6.130% due 09/19/2032 •		1	1
6.170% due 03/19/2034 •		1	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.710% due 03/25/2033 «~		17	17
Thornburg Mortgage Securities Trust
5.472% due 10/25/2043 «~		56	50
6.815% due 06/25/2037 •		12,235	10,579
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	7,099	9,058

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$15,208	14,301
Wachovia Mortgage Loan Trust LLC
5.937% due 05/20/2036 «~		58	54
6.182% due 10/20/2035 ~		227	215
WaMu Mortgage Pass-Through Certificates Trust
3.444% due 03/25/2037 ~		13,829	11,402
3.769% due 07/25/2037 ~		215	175
3.792% due 10/25/2036 ~		17	15
3.834% due 06/25/2037 ~		895	763
3.880% due 05/25/2037 ~		27	22
3.972% due 10/25/2036 ~		481	419
4.009% due 03/25/2033 ~		20	19
4.077% due 03/25/2035 ~		78	75
4.185% due 12/25/2046 ~		254	218
4.379% due 03/25/2034 ~		1	1
4.397% due 12/25/2046 •		148	124
4.592% due 01/25/2036 ~		394	357
4.821% due 06/25/2033 «~		34	33
4.853% due 05/25/2046 •		92	77
5.206% due 08/25/2035 «~		174	170
5.742% due 01/25/2047 •		70	65
5.762% due 06/25/2047 ~		41	29
5.907% due 09/25/2033 «~		3	3
5.966% due 10/25/2034 ~		71	65
5.992% due 06/25/2046 •		417	373
6.010% due 12/25/2045 •		3	3
6.050% due 12/25/2045 •		281	251
6.212% due 11/25/2042 •		5	4
6.325% due 12/25/2032 ~		1,460	1,384
6.412% due 06/25/2042 •		81	75
6.412% due 08/25/2042 •		52	49
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	732
6.170% due 12/21/2049 •		3,618	4,624
6.870% due 12/21/2049 •		910	1,150
7.370% due 12/21/2049 •		455	572
7.870% due 12/21/2049 •		260	326
8.370% due 12/21/2049 •		260	320
Washington Mutual Mortgage Pass-Through Certificates Trust
4.661% due 06/25/2033 ~		$14	13
5.500% due 11/25/2035 «		92	69
5.750% due 11/25/2035		535	472
5.750% due 01/25/2036 •		2,125	1,678
5.782% due 04/25/2047 •		2,737	2,124
6.000% due 10/25/2035		318	239
Wells Fargo Alternative Loan Trust 5.820% due 06/25/2037 •		749	536
Wells Fargo Mortgage-Backed Securities Trust 4.773% due 04/25/2036 ~		34	32

Total Non-Agency Mortgage-Backed Securities (Cost $222,796)			202,770

ASSET-BACKED SECURITIES 25.3%
522 Funding CLO Ltd. 6.717% due 10/20/2031 •		3,700	3,691
ABFC Trust
5.580% due 01/25/2037 •		2,512	1,440
5.630% due 01/25/2037 •		1,207	694
5.770% due 05/25/2037 •		10,552	9,834
6.170% due 06/25/2034 ~		317	310
6.470% due 06/25/2037 •		35	27
6.520% due 03/25/2034 •		641	613
6.595% due 12/25/2032 «~		182	177
ACAS CLO Ltd. 6.547% due 10/18/2028 •		4,940	4,933
ACE Securities Corp. Home Equity Loan Trust
5.710% due 08/25/2036 •		2,890	704
5.790% due 08/25/2036 ~		1,550	379
5.870% due 12/25/2036 •		4,917	1,302
6.445% due 11/25/2033 •		136	132
Aegis Asset-Backed Securities Trust 6.470% due 03/25/2035 •		159	148
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		1,584	1,581
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.595% due 11/25/2034 •		870	809
Amortizing Residential Collateral Trust 6.170% due 10/25/2031 •		202	196
Anchorage Capital CLO Ltd.
6.705% due 07/15/2030 •		5,614	5,611
6.795% due 07/15/2032 •		800	799
6.814% due 07/22/2032 •		4,400	4,382
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •		3,007	3,004

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Apidos CLO 6.594% due 07/17/2030 •		1,625	1,622
Ares CLO Ltd.
6.525% due 01/15/2029 •		3,612	3,605
6.705% due 01/15/2032 •		2,000	2,000
Ares European CLO DAC
4.745% due 10/15/2031 •	EUR	13,818	15,111
4.843% due 04/20/2032 •		3,300	3,586
Argent Securities Trust
5.580% due 09/25/2036 ~		$364	117
5.620% due 09/25/2036 •		859	276
5.770% due 06/25/2036 ~		3,379	897
5.770% due 07/25/2036 •		2,029	512
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.713% due 02/25/2034 •		533	521
Asset-Backed Securities Corp. Home Equity Loan Trust 6.565% due 02/25/2035 •		503	516
Aurium CLO DAC 4.695% due 01/16/2031 •	EUR	6,684	7,300
Avoca CLO DAC 4.798% due 01/12/2031 ~		471	516
Bayview Financial Revolving Asset Trust 6.401% due 02/28/2040 «•		$53	46
Bear Stearns Asset-Backed Securities Trust
5.500% due 08/25/2036 «		54	52
5.790% due 08/25/2036 •		2,282	2,186
5.836% due 11/25/2035 •		1,077	1,071
6.100% due 02/25/2036 •		1,619	1,615
6.205% due 09/25/2035 ~		1,106	1,100
6.270% due 09/25/2046 •		268	254
6.470% due 11/25/2042 •		3	3
6.500% due 10/25/2036		4,723	2,015
Belle Haven ABS CDO Ltd.
5.156% due 11/03/2044 •		13,513	4,121
5.156% due 11/03/2044 ~		20,259	6,207
Benefit Street Partners CLO Ltd. 6.605% due 10/15/2030 •		7,211	7,204
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •		4,064	4,060
Cairn CLO DAC 4.745% due 10/15/2031 •	EUR	5,996	6,511
Carlyle Euro CLO DAC
4.665% due 01/15/2031 •		6,842	7,480
4.892% due 08/15/2032 •		2,200	2,397
Carlyle Global Market Strategies CLO Ltd.
6.589% due 08/14/2030 •		$6,211	6,201
6.754% due 04/22/2032 •		900	900
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •		4,275	4,276
Carrington Mortgage Loan Trust
5.630% due 10/25/2036 •		796	617
5.950% due 06/25/2036 •		2,628	2,494
6.370% due 05/25/2034 •		971	960
Catamaran CLO Ltd. 6.774% due 04/22/2030 •		7,359	7,358
CIFC Funding Ltd. 6.610% due 10/24/2030 •		7,847	7,841
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		11,315	11,198
Citigroup Mortgage Loan Trust
5.790% due 09/25/2036 •		8,989	6,529
5.790% due 12/25/2036 ~		1,619	1,057
Citius Funding Ltd. 5.710% due 05/05/2046 •		435,816	44
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		3,714	3,718
Countrywide Asset-Backed Certificates Trust
5.610% due 08/25/2037 •		356	354
5.780% due 09/25/2037 •		1,683	1,371
6.150% due 12/25/2036 •		155	118
6.190% due 07/25/2034 •		194	194
6.970% due 02/25/2035 •		1,613	1,585
Credit Suisse First Boston Mortgage Securities Corp. 5.077% due 01/25/2032 •		2	2
Credit-Based Asset Servicing & Securitization LLC 6.220% due 04/25/2036 «•		100	138
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.319% due 03/25/2037 þ		7,767	2,897
Credit-Based Asset Servicing & Securitization Trust
3.201% due 01/25/2037 þ		1,145	356
5.770% due 11/25/2036 •		830	368
Crestline Denali CLO Ltd.
6.707% due 04/20/2030 •		1,371	1,369
6.814% due 10/23/2031 •		4,573	4,574
Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030 «þ		125	117

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Elevation CLO Ltd. 6.590% due 10/25/2030 •	3,981	3,975
Fieldstone Mortgage Investment Trust 5.777% due 11/25/2036 •	1,350	782
First Franklin Mortgage Loan Asset-Backed Certificates 6.295% due 05/25/2034 •	253	245
First Franklin Mortgage Loan Trust
6.415% due 03/25/2035 •	1,261	1,239
6.745% due 07/25/2034 •	175	172
Fremont Home Loan Trust
5.600% due 11/25/2036 •	4,811	1,667
5.620% due 01/25/2037 •	1,361	619
5.950% due 02/25/2037 •	3,439	1,166
5.970% due 05/25/2036 •	8,476	4,946
6.340% due 05/25/2034 •	2,711	2,555
GE-WMC Mortgage Securities Trust 5.770% due 08/25/2036 •	2,328	968
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •	6,586	6,581
GSAA Home Equity Trust
4.999% due 09/25/2035 «~	79	70
6.030% due 07/25/2037 •	31,412	16,055
6.370% due 08/25/2037 •	103	98
GSAMP Trust
3.689% due 11/25/2034 •	760	714
5.520% due 12/25/2046 •	1,003	498
5.570% due 12/25/2046 •	3,662	1,816
5.620% due 12/25/2046 •	2,356	1,168
5.700% due 12/25/2046 ~	453	225
5.770% due 09/25/2036 ~	1,416	504
5.950% due 08/25/2036 ~	730	569
6.010% due 04/25/2036 •	2,106	1,333
Home Equity Loan Trust 5.810% due 04/25/2037 •	3,000	2,500
Home Equity Mortgage Loan Asset-Backed Trust
5.630% due 07/25/2037 •	2,591	1,399
5.670% due 07/25/2037 •	2,673	1,445
5.710% due 04/25/2037 •	1,779	1,150
Home Equity Mortgage Trust 5.867% due 07/25/2036 «þ	137	15
HSI Asset Securitization Corp. Trust
5.660% due 01/25/2037 •	1,404	977
5.690% due 12/25/2036 •	3,421	912
5.810% due 12/25/2036 •	990	261
5.910% due 12/25/2036 •	7,322	1,940
IXIS Real Estate Capital Trust 5.930% due 01/25/2037 •	3,804	1,360
JP Morgan Mortgage Acquisition Trust
5.770% due 07/25/2036 ~	1,265	537
5.790% due 07/25/2036 •	1,281	344
6.630% due 07/25/2036 þ	1,020	296
KKR CLO Ltd. 6.605% due 07/15/2030 •	3,935	3,930
L2L Education Loan Trust 5.816% due 06/15/2031 •	1,013	1,013
LCM LP 6.677% due 07/20/2030 •	2,736	2,731
Lehman XS Trust
5.022% due 04/25/2037 «	0	1
5.990% due 05/25/2046 •	22,995	20,101
Long Beach Mortgage Loan Trust
6.070% due 02/25/2036 ~	1,495	1,199
6.548% due 07/25/2032 «~	72	70
Magnetite Ltd. 6.521% due 11/15/2028 •	5,694	5,697
Marathon Static CLO Ltd. 7.166% due 07/20/2030	9,582	9,571
Marble Point CLO Ltd. 6.695% due 10/15/2030 •	3,679	3,687
MASTR Asset-Backed Securities Trust
5.520% due 10/25/2036 •	878	289
5.570% due 11/25/2036 •	53	17
5.710% due 10/25/2036 •	1,606	1,406
5.770% due 08/25/2036 •	833	321
5.950% due 03/25/2036 •	2,534	1,556
6.220% due 10/25/2035 •	560	524
Merrill Lynch Mortgage Investors Trust
4.297% due 02/25/2037 þ	1,534	201
5.690% due 08/25/2037 •	1,667	859
5.770% due 08/25/2037 •	10,056	5,202
6.370% due 02/25/2047 •	433	256
MidOcean Credit CLO
6.679% due 02/20/2031 ~	3,458	3,453
6.682% due 01/29/2030 •	1,133	1,134
Morgan Stanley ABS Capital, Inc. Trust
5.530% due 12/25/2036 •	3,063	1,558

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.580% due 03/25/2037 •		1,328	568
5.610% due 11/25/2036 •		8,076	3,766
5.620% due 10/25/2036 •		18,131	9,473
5.620% due 11/25/2036 •		2,586	1,472
5.620% due 12/25/2036 •		678	345
5.650% due 02/25/2037 •		2,005	650
5.670% due 02/25/2037 ~		53	25
5.690% due 11/25/2036 •		4,367	2,036
5.720% due 03/25/2037 ~		14,237	6,103
5.770% due 09/25/2036 •		9,309	3,300
5.790% due 09/25/2036 •		1,568	671
5.830% due 02/25/2037 •		1,441	469
5.950% due 06/25/2036 •		874	460
5.970% due 08/25/2036 ~		109	56
6.385% due 03/25/2035 •		81	81
6.520% due 09/25/2033 •		429	427
6.520% due 06/25/2035 •		4,000	3,546
Morgan Stanley Home Equity Loan Trust 5.570% due 12/25/2036 ~		1,325	643
Nelnet Student Loan Trust
5.706% due 10/25/2033 •		149	146
5.714% due 03/23/2037 •		84	83
New Century Home Equity Loan Trust 8.470% due 01/25/2033 •		287	243
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.130% due 10/25/2036 •		4,135	922
6.270% due 02/25/2037 •		417	122
NovaStar Mortgage Funding Trust
5.770% due 09/25/2036 •		3,204	1,336
5.810% due 11/25/2036 •		7,167	2,161
5.890% due 01/25/2037 •		2,856	1,009
5.970% due 10/25/2036 •		1,084	576
Oaktree CLO Ltd. 6.784% due 04/22/2030 •		2,100	2,097
OCP Euro CLO DAC 4.882% due 09/22/2034 •	EUR	7,400	8,053
Octagon Investment Partners Ltd. 6.639% due 02/14/2031 ~		$1,500	1,498
Option One Mortgage Loan Trust
5.600% due 07/25/2037 •		851	541
5.650% due 04/25/2037 •		889	424
5.690% due 01/25/2037 ~		736	418
5.710% due 04/25/2037 •		941	530
5.720% due 03/25/2037 •		485	237
5.720% due 07/25/2037 •		1,151	733
Ownit Mortgage Loan Trust
3.192% due 10/25/2035 þ		590	337
5.757% due 05/25/2037 •		1,520	1,169
OZLM Ltd.
6.644% due 10/17/2029 ~		2,113	2,112
6.837% due 07/20/2032 •		4,600	4,587
Palmer Square CLO Ltd. 6.664% due 10/17/2031 •		1,500	1,498
Palmer Square European Loan Funding DAC 4.745% due 04/15/2031 •	EUR	10,652	11,595
Palmer Square Loan Funding Ltd.
6.455% due 10/15/2029 •		$1,386	1,378
6.477% due 07/20/2029 •		6,489	6,470
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.270% due 12/25/2034 ~		622	605
People's Financial Realty Mortgage Securities Trust 5.610% due 09/25/2036 •		2,278	585
RAAC Trust 6.070% due 06/25/2044 •		210	177
Rad CLO Ltd. 6.780% due 07/24/2032 •		5,450	5,447
Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		5,450	3,687
5.612% due 04/25/2037 þ		3,801	1,030
Residential Asset Securities Corp. Trust
5.990% due 07/25/2036 •		13,059	11,753
6.010% due 07/25/2036 •		2,418	2,111
6.310% due 12/25/2034 •		99	99
6.505% due 08/25/2035 •		1,584	1,563
Romark CLO Ltd. 6.704% due 10/23/2030 •		4,320	4,310
Saranac CLO Ltd. 6.781% due 08/13/2031 •		3,521	3,522
Saxon Asset Securities Trust
2.164% due 03/25/2035 ~		114	109
5.640% due 10/25/2046 •		479	465
Sculptor European CLO DAC 4.755% due 01/14/2032 •	EUR	7,200	7,835
Securitized Asset-Backed Receivables LLC Trust
5.970% due 03/25/2036 •		$2,429	1,488
6.235% due 02/25/2034 •		465	458

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Segovia European CLO DAC 4.873% due 07/20/2032 •	EUR	8,100	8,828
SG Mortgage Securities Trust
5.620% due 10/25/2036 •		$2,845	2,581
5.680% due 10/25/2036 •		2,300	1,638
6.010% due 02/25/2036 •		5,052	2,549
Sierra Madre Funding Ltd.
5.854% due 09/07/2039 •		12,383	8,717
5.874% due 09/07/2039 •		28,900	20,381
Signal Peak CLO Ltd. 6.750% due 04/25/2031 •		1,957	1,960
SLM Student Loan Trust
6.952% due 06/25/2043 •		103	97
6.952% due 09/25/2076 •		104	98
7.252% due 11/25/2070 •		141	136
Sound Point CLO Ltd.
6.574% due 01/23/2029 •		880	880
6.620% due 07/25/2030 ~		1,606	1,604
6.657% due 10/20/2030 •		3,995	3,989
6.887% due 07/20/2032 •		5,500	5,435
Soundview Home Loan Trust
5.580% due 02/25/2037 •		4,143	1,148
6.030% due 10/25/2036 •		2,295	2,227
6.420% due 09/25/2037 •		2,049	1,639
Specialty Underwriting & Residential Finance Trust
5.590% due 03/25/2037 •		651	354
5.770% due 09/25/2037 •		3,893	1,275
Stratus CLO Ltd. 6.627% due 12/29/2029 •		3,586	3,570
Structured Asset Investment Loan Trust
6.190% due 10/25/2035 •		347	335
6.445% due 01/25/2035 •		1,713	1,549
6.595% due 01/25/2035 •		606	502
6.850% due 04/25/2033 «•		36	35
7.045% due 01/25/2035 •		684	526
7.195% due 01/25/2035 •		588	259
Structured Asset Securities Corp. Trust 6.160% due 09/25/2035 •		5,834	5,475
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •		3,191	3,169
Talon Funding Ltd. 8.990% due 06/05/2035 •		1,445	241
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •		9,300	9,273
TCW CLO Ltd. 6.610% due 04/25/2031 •		4,790	4,793
Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	2,500	2,728
Triaxx Prime CDO Ltd. 5.715% due 10/02/2039 •		$3,599	22
Venture CLO Ltd.
6.577% due 10/20/2028 •		518	518
6.667% due 07/20/2030 •		2,270	2,266
6.697% due 04/20/2029 •		1,562	1,564
6.812% due 07/30/2032 •		4,900	4,890
Vibrant CLO Ltd.
6.582% due 06/20/2029 ~		438	438
6.717% due 09/15/2030 •		4,057	4,049
6.797% due 07/20/2032 •		6,200	6,155
Voya CLO Ltd.
6.614% due 04/17/2030 •		686	686
6.655% due 10/15/2030 •		2,269	2,265
Washington Mutual Asset-Backed Certificates Trust 5.950% due 05/25/2036 •		1,249	937
Wellfleet CLO Ltd.
6.567% due 04/20/2029 •		411	411
6.567% due 07/20/2029 •		2,274	2,273
6.737% due 10/20/2029 •		812	812
Wind River CLO Ltd. 6.735% due 07/15/2031 •		7,000	6,979

Total Asset-Backed Securities (Cost $700,179)			578,046

SOVEREIGN ISSUES 7.4%
Argentina Government International Bond
0.750% due 07/09/2030 þ		4,802	1,906
1.000% due 07/09/2029		685	273
3.500% due 07/09/2041 þ		132	45
3.625% due 07/09/2035 þ		14,347	4,883
Argentina Treasury Bond BONCER 4.000% due 10/14/2024	ARS	592,105	977
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (f)	BRL	25,000	5,147
0.000% due 07/01/2024 (f)		218,000	42,707
Dominican Republic International Bond 5.300% due 01/21/2041		$2,050	1,778

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	57,486	2,989
3.000% due 12/03/2026 (h)		7,585	415
4.000% due 11/30/2028 (h)		146,789	8,454
5.400% due 02/09/2028		$1,000	1,026
6.350% due 02/09/2035		2,600	2,730
New Zealand Government International Bond
2.000% due 09/20/2025 (h)	NZD	21,002	13,234
3.000% due 09/20/2030 (h)		5,596	3,689
Provincia de Buenos Aires 129.126% due 04/12/2025	ARS	325,460	271
Romania Government International Bond 1.750% due 07/13/2030	EUR	3,600	3,223
Russia Government International Bond 5.250% due 06/23/2047 ^(c)		$200	71
South Africa Government International Bond
4.850% due 09/30/2029		10,000	9,402
10.500% due 12/21/2026	ZAR	905,500	51,822
Turkey Government International Bond
5.750% due 03/22/2024		$3,000	3,003
6.350% due 08/10/2024		12,400	12,478

Total Sovereign Issues (Cost $189,300)			170,523

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (d)		477	0

ENERGY 0.0%
Constellation Oil 'B' «(d)(k)		1,262,836	137

FINANCIALS 0.0%
Intelsat Emergence SA «(d)(k)		22,273	635

Total Common Stocks (Cost $2,728)			772

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(k)		1	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
Wells Fargo & Co. 7.500%		3,500	4,185

Total Convertible Preferred Securities (Cost $4,179)			4,185

PREFERRED SECURITIES 0.8%
FINANCIALS 0.8%
AGFC Capital Trust 7.405% (US0003M + 1.750%) due 01/15/2067 ~		6,600,000	3,357
Bank of America Corp.
4.300% due 01/28/2025 •(i)		3,900,000	3,677
5.875% due 03/15/2028 •(i)		1,600,000	1,536
JPMorgan Chase & Co. 5.000% due 08/01/2024 •(i)		7,900,000	7,791
Nationwide Building Society 10.250% ~		4,096	680
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		400,000	370

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Preferred Securities (Cost $18,358)			17,411

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.1%
REPURCHASE AGREEMENTS (l) 12.6%			287,484

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	474,959	502

HUNGARY TREASURY BILLS 1.4%
10.900% due 01/04/2024 (f)(g)	HUF	11,402,000	32,846

U.S. TREASURY BILLS 0.1%
5.392% due 01/25/2024 - 02/22/2024 (e)(f)(o)(q)		$1,586	1,578

Total Short-Term Instruments (Cost $322,684)			322,410

Total Investments in Securities (Cost $3,822,731)			3,605,557

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		9,468	92

Total Short-Term Instruments (Cost $92)			92

Total Investments in Affiliates (Cost $92)			92

Total Investments 157.6% (Cost $3,822,823)			$3,605,649
Financial Derivative Instruments (n)(p) (0.2)%(Cost or Premiums, net $16,925)			(3,599)
Other Assets and Liabilities, net (57.4)%			(1,314,021)

Net Assets 100.0%			$2,288,029

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$137	$137	0.01%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2021 - 06/10/2022	0	0	0.00
Deutsche Bank AG 0.898% due 05/28/2024	05/25/2021	2,100	2,063	0.09
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	1,000	938	0.04
Deutsche Bank AG 3.729% due 01/14/2032	01/27/2021 - 01/28/2021	1,707	1,426	0.06
Intelsat Emergence SA	09/05/2018 - 07/03/2023	2,086	635	0.03

$7,030	$5,199	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	5.590%	12/29/2023	01/02/2024	$126,200	U.S. Treasury Notes 3.625% due 05/15/2026	$(128,825)	$126,200	$126,278
DEU	5.420	12/29/2023	01/02/2024	22,500	U.S. Treasury Bonds 2.000% due 11/15/2041	(22,933)	22,500	22,514
5.510	01/02/2024	01/03/2024	134,400	U.S. Treasury Inflation Protected Securities 1.500% due 02/15/2053	(136,855)	134,400	134,400
FICC	2.600	12/29/2023	01/02/2024	4,384	U.S. Treasury Notes 4.875% due 11/30/2025	(4,472)	4,384	4,385

Total Repurchase Agreements	$(293,085)	$287,484	$287,577

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	2.000%	09/28/2023	TBD(3)	EUR	(175)	$(194)

Total Reverse Repurchase Agreements	$(194)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2054	$158,200	$(125,717)	$(129,477)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2054	4,500	(3,860)	(3,986)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2054	7,000	(6,232)	(6,207)

Total Short Sales (6.1)%	$(135,809)	$(139,670)

(m)	Securities with an aggregate market value of $204 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(292) at a weighted average interest rate of 3.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2024	110	$10,309	$246	$2	$0
U.S. Treasury 2-Year Note March Futures	03/2024	849	174,821	1,519	83	0

$1,765	$85	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2024	193	$(25,414)	$(420)	$100	$0
Euro-Bund March Futures	03/2024	376	(56,958)	(1,721)	590	0
Euro-Schatz March Futures	03/2024	382	(44,931)	(284)	27	(19)
U.S. Treasury 10-Year Note March Futures	03/2024	4,188	(472,786)	(13,384)	687	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	2,166	(255,622)	(4,384)	728	0
U.S. Treasury Long-Term Bond March Futures	03/2024	712	(88,956)	(6,645)	434	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	325	(43,418)	(3,790)	340	0

$(30,628)	$2,906	$(19)

Total Futures Contracts	$(28,863)	$2,991	$(19)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	0.444%	$7,000	$86	$26	$112	$2	$0
Boeing Co.	1.000	Quarterly	06/20/2027	0.478	400	5	2	7	0	0
British Telecommunic ations PLC	1.000	Quarterly	12/20/2024	0.207	EUR	9,600	86	(1)	85	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919	$630	67	6	73	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	805	104	15	119	0	0

$348	$48	$396	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$24,250	$(1,241)	$(195)	$(1,436)	$0	$(3)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

CDX.HY-36 5-Year Index		(5.000)	Quarterly	06/20/2026		24,103	(1,308)	(267)	(1,575)	0	(1)

							$(2,549)	$(462)	$(3,011)	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index		1.000%	Quarterly	06/20/2026		$92	$(1)	$1	$0	$0	$0
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		1,500	21	2	23	0	0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		4,900	75	7	82	0	0
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026		200	3	0	3	0	0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028		200	4	0	4	0	0
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		12,900	211	44	255	0	(4)

							$313	$54	$367	$0	$(4)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	8,800	$(473)	$(398)	$(871)	$31	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		$15,500	(324)	(4)	(328)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		4,700	(96)	2	(94)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		4,900	(95)	3	(92)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		4,900	(92)	3	(89)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		4,900	(91)	3	(88)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		4,700	(98)	2	(96)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		4,700	(105)	4	(101)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		7,500	(23)	(68)	(91)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		239,700	19,924	(4,279)	15,645	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	3,206	(644)	2,562	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		5,100	(82)	62	(20)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	18	(5)	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		87,900	(8,594)	723	(7,871)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.725	Annual	09/19/2028		51,100	(5,389)	849	(4,540)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	10/27/2028		131,500	(14,106)	2,707	(11,399)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		7,600	(264)	139	(125)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		25,770	5,832	(965)	4,867	16	0
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032		3,740	(591)	73	(518)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		49,000	(7,844)	1,250	(6,594)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		14,100	1,191	(483)	708	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		1,400	(38)	58	20	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		10,000	(251)	430	179	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		6,000	(132)	262	130	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,800	(18)	81	63	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		14,600	107	681	788	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		10,900	84	512	596	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		7,700	(27)	357	330	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		1,700	10	81	91	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		2,300	24	109	133	0	(1)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		5,800	69	278	347	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,100	14	53	67	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		300	4	15	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		2,800	86	137	223	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		4,000	117	197	314	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		3,900	119	192	311	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		6,000	(87)	(296)	(383)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		6,900	(30)	(290)	(320)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		4,000	(17)	(143)	(160)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		900	(4)	(24)	(28)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,600	(7)	(45)	(52)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		1,600	(7)	(31)	(38)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		2,200	(9)	(55)	(64)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	18,803	(4,087)	14,716	195	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		2,700	(381)	209	(172)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		18,000	5,890	(1,182)	4,708	72	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		13,900	4,933	(982)	3,951	55	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		13,200	4,591	(964)	3,627	51	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		26,300	9,603	(1,923)	7,680	107	0
Pay	1-Year BRL-CDI	11.755	Maturity	01/02/2025	BRL	121,000	(125)	59	(66)	0	(10)
Pay	1-Year BRL-CDI	11.821	Maturity	01/02/2025		116,000	(90)	57	(33)	0	(10)
Pay	1-Year BRL-CDI	11.856	Maturity	01/02/2025		115,000	(74)	57	(17)	0	(10)
Pay	1-Year BRL-CDI	9.628	Maturity	01/02/2026		379,000	0	(10)	(10)	0	(46)
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		149,400	(223)	359	136	0	(20)
Pay	1-Year BRL-CDI	11.073	Maturity	01/04/2027		103,800	(137)	250	113	0	(14)
Pay	1-Year BRL-CDI	11.900	Maturity	01/04/2027		95,500	371	236	607	0	(13)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024	EUR	11,700	(100)	133	33	0	(2)
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		12,000	(105)	139	34	0	(2)
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	296,100	(2,915)	4,917	2,002	153	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(766)	189	(577)	0	(14)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(391)	127	(264)	0	(8)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		34,750	(168)	1,989	1,821	0	(388)
Receive	6-Month PLN-WIBOR	6.210	Annual	04/26/2027	PLN	97,600	(1,099)	(966)	(2,065)	34	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027		76,000	(931)	(188)	(1,119)	34	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027		77,500	(1,053)	(200)	(1,253)	34	0
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027		72,500	(960)	(185)	(1,145)	32	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027		66,700	(870)	(168)	(1,038)	30	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027		64,900	(852)	(164)	(1,016)	29	0
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027		27,000	(363)	(69)	(432)	12	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027		97,100	(1,927)	(277)	(2,204)	41	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		50,100	(1,072)	(146)	(1,218)	21	0
Receive	6-Month PLN-WIBOR	7.761	Annual	10/21/2027		50	(1)	0	(1)	0	0
Receive	6-Month PLN-WIBOR	8.005	Annual	10/25/2027		50	(1)	(1)	(2)	0	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	250,700	(1,620)	1,142	(478)	79	0
Receive(6)	CAONREPO Index	3.500	Semi-Annual	06/01/2032		14,400	(117)	(276)	(393)	0	(18)

							$19,761	$(392)	$19,369	$1,081	$(660)

Total Swap Agreements							$17,873	$(752)	$17,121	$1,085	$(668)

(o)

Securities with an aggregate market value of $51,333 and cash of $8,198 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024		$7,124	AUD	10,755	$206	$0
	03/2024	CNH	47,810		$6,633	0	(115)
BOA	01/2024	COP	12,892,631		3,371	48	0
	01/2024	GBP	1,111		1,412	0	(5)
	01/2024	HUF	220,717		599	0	(35)
	01/2024	PLN	13,388		3,163	0	(239)
	01/2024		$3,205	COP	12,892,631	118	0
	01/2024		1,430	HUF	501,162	10	0
	01/2024		30,043	JPY	4,433,394	1,420	0
	01/2024		150	MXN	2,543	0	0
	01/2024		2,599	PLN	10,849	158	0
	02/2024		894	CNY	6,320	0	(1)
	03/2024	CNH	67,291		$9,291	0	(207)
	03/2024	IDR	23,935,264		1,522	0	(32)
	03/2024		$3,322	COP	12,892,631	0	(46)
	03/2024		230	IDR	3,586,883	3	0
	03/2024		4,486	INR	375,408	9	0
	06/2024	KRW	1,296,016		$996	0	(14)
BPS	01/2024	DKK	3,020		446	0	(2)
	01/2024	GBP	4,238		5,375	0	(27)
	01/2024	HUF	457,792		1,304	0	(15)
	01/2024	KRW	394,134		300	0	(5)
	01/2024	NZD	26,329		16,190	0	(454)
	01/2024		$4,643	AUD	6,964	103	0
	01/2024		300	BRL	1,474	4	0
	01/2024		1,118	GBP	878	2	0
	01/2024		6	HUF	2,158	0	0
	01/2024		800	IDR	12,374,043	4	0
	01/2024		4,410	ZAR	81,750	53	0
	02/2024	TWD	363,235		$11,407	0	(594)
	02/2024		$1,588	CNY	11,271	5	0
	03/2024	CNH	46,569		$6,471	0	(103)
	03/2024	TWD	345		11	0	0
	03/2024		$53	CNH	385	1	0
	03/2024		1,811	IDR	27,746,695	0	(9)
	03/2024		15,590	INR	1,303,965	25	0
	06/2024	KRW	5,518,091		$4,224	0	(78)
BRC	01/2024	EUR	189,347		208,240	0	(838)
	01/2024	KRW	904,610		700	1	0
	01/2024	PLN	165,640		37,882	0	(4,205)
	01/2024		$2,809	TRY	83,667	4	(1)
	01/2024		645	ZAR	12,016	11	0
	02/2024		3,683	TRY	112,284	0	(15)
	03/2024		500	IDR	7,769,155	5	0
	03/2024		2,608	TRY	82,519	0	(22)
	04/2024		7,966		256,547	0	(97)
	06/2024	KRW	5,687,720		$4,358	0	(76)
BSH	01/2024	BRL	187,000		37,519	0	(977)
	01/2024		$21,493	BRL	106,400	410	0
	07/2024	BRL	111,800		$22,143	0	(468)
CBK	01/2024	AUD	1,598		1,063	0	(26)
	01/2024	HUF	192,960		551	0	(5)
	01/2024	IDR	10,799,976		702	0	0
	01/2024	MXN	190,340		10,796	0	(363)
	01/2024	NOK	1,703		159	0	(8)
	01/2024	PLN	12,356		3,073	0	(66)
	01/2024	TRY	88		3	0	0
	01/2024		$1,599	AUD	2,378	22	0
	01/2024		26,059	BRL	126,882	61	0
	01/2024		144	HUF	50,490	1	0
	01/2024		1,332	MXN	24,464	103	0
	01/2024		4,741	PLN	19,861	306	(1)
	01/2024	ZAR	285,005		$14,988	0	(574)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	03/2024	ILS	1,077		296	0	(2)
	03/2024	PEN	15,850		4,209	0	(65)
	03/2024		$702	IDR	10,802,748	0	0
	04/2024	BRL	128,167		$26,059	0	(109)
	06/2024	KRW	63,684		49	0	0
DUB	01/2024		519,880		400	0	(2)
	01/2024		$522	PLN	2,037	0	(4)
	01/2024	ZAR	112		$6	0	0
	03/2024	CNH	32,026		4,444	0	(76)
	03/2024	SGD	15,861		11,982	0	(78)
	03/2024		$196	IDR	3,064,741	3	0
	06/2024	KRW	6,148,920		$4,724	0	(69)
GLM	01/2024	BRL	39,000		7,698	0	(331)
	01/2024	CAD	75,770		55,756	0	(1,433)
	01/2024	DKK	4,001		590	0	(3)
	01/2024	HUF	101,853		275	0	(18)
	01/2024	JPY	95,600		652	0	(26)
	01/2024	MXN	21		1	0	0
	01/2024		$14,305	BRL	69,400	0	(19)
	01/2024		32,570	MXN	571,224	919	0
	01/2024	ZAR	7,598		$399	0	(16)
	02/2024	BRL	242		50	0	0
	02/2024	TRY	91		3	0	0
	02/2024		$32,896	BRL	168,018	1,636	0
	03/2024	CNH	20,823		$2,886	0	(53)
	03/2024		$662	IDR	10,206,437	1	0
	03/2024		653	TRY	20,510	0	(6)
	07/2024	BRL	72,900		$14,718	0	(26)
JPM	01/2024		111,108		22,959	134	(49)
	01/2024	HUF	1,032,034		2,940	0	(35)
	01/2024	MXN	6,964		405	0	(4)
	01/2024		$6,845	BRL	33,300	10	0
	01/2024		750	IDR	11,540,250	0	0
	01/2024		301	KRW	388,847	0	0
	01/2024		763	PLN	3,284	71	0
	02/2024	TWD	45,317		$1,415	0	(82)
	02/2024		$5,421	BRL	26,586	43	0
	02/2024		2,016	TRY	61,524	0	(7)
	03/2024	IDR	72,310,007		$4,664	0	(32)
	03/2024	TWD	679,491		21,855	0	(652)
	03/2024		$4,675	INR	390,834	5	0
	04/2024		21,340	BRL	104,048	0	(97)
	06/2024	KRW	5,878,176		$4,536	0	(47)
	07/2024	BRL	33,300		6,703	0	(32)
MBC	01/2024	EUR	435		469	0	(11)
	01/2024	HUF	1,909,793		5,219	0	(271)
	01/2024		$2,905	AUD	4,381	81	0
	01/2024		1,210	GBP	954	6	0
	03/2024	CNH	366		$50	0	(1)
	03/2024	TWD	3,138		99	0	(5)
MYI	01/2024	HUF	25,685		73	0	(1)
	01/2024	PLN	4,916		1,235	0	(14)
	01/2024		$11,423	JPY	1,684,093	528	0
	01/2024		1,120	NZD	1,798	16	0
	01/2024		355	PLN	1,467	18	0
	01/2024		2,801	ZAR	51,450	9	0
	02/2024		932	CNY	6,600	0	0
	03/2024	CNH	45,623		$6,326	0	(113)
	03/2024		$16,462	IDR	253,480,696	6	(6)
	03/2024		3,035	TRY	94,745	0	(29)
	06/2024	KRW	3,595,674		$2,765	0	(39)
RBC	04/2024		$46	MXN	819	1	0
SCX	01/2024	SEK	11,916		$1,147	0	(34)
	01/2024	ZAR	118,103		6,226	0	(222)
	03/2024	CNH	44,791		6,187	0	(135)
	03/2024	HKD	11,106		1,425	0	0
	03/2024	IDR	11,744,419		748	0	(14)
	03/2024		$1,284	IDR	20,132,312	24	0
	03/2024		10,175	INR	850,894	15	0
	06/2024	KRW	2,933,142		$2,260	0	(27)
SSB	01/2024		$3,448	CLP	3,047,952	9	0
TOR	01/2024		18,880	JPY	2,769,507	774	0
	03/2024	CNH	21,662		$3,000	0	(57)
	03/2024	IDR	10,160,444		643	0	(17)
UAG	01/2024	GBP	23,023		29,136	0	(211)
	01/2024		$2,349	AUD	3,541	64	0
	01/2024		810	HUF	298,008	46	0
	01/2024		2,331	MXN	41,265	88	0
	01/2024	ZAR	274,750		$14,393	0	(607)

Total Forward Foreign Currency Contracts						$7,600	$(14,910)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	600	$(2)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	600	(2)	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	600	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	600	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	800	(4)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	800	(4)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	3,400	(14)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	3,400	(14)	(10)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	1,200	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	1,200	(5)	(4)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	2,300	(11)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	2,300	(11)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	3,900	(17)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	2,200	(10)	(28)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	3,900	(17)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	2,200	(10)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	4,200	(19)	(68)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	2,900	(15)	(31)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	2,900	(14)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	2,900	(15)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	2,900	(14)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	4,600	(20)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	4,600	(20)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	1,700	(7)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	1,700	(7)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	1,700	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	1,700	(7)	(5)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	1,500	(7)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	1,500	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,800	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,800	(7)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	300	(1)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	4,000	(19)	(72)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	4,000	(19)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	4,200	(20)	(24)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	800	(4)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	4,200	(20)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	800	(4)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	1,100	(5)	(17)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	1,100	(5)	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	100	0	0

$(403)	$(444)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$98.406	01/09/2024	10,200	$(46)	$(73)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	4,600	(25)	(20)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	4,600	(24)	(25)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.469	01/09/2024	4,500	(21)	(30)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	3,900	(10)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	3,900	(7)	(7)

$(133)	$(162)

Total Written Options	$(536)	$(606)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.279%	$100	$(2)	$3	$1	$0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.279	200	(3)	4	1	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.313	17,400	(770)	833	63	0
Turkey Government International Bond	1.000	Quarterly	06/20/2024	0.267	400	(49)	51	2	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.201	200	(6)	7	1	0
JPM	Hochtief AG	5.000	Quarterly	12/20/2026	0.835	EUR	5,900	1,407	(623)	784	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.184	$11,400	82	(11)	71	0
MYI	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.400	2,300	7	0	7	0

$666	$264	$930	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$26	$0	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	627	0	(1)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/18/2059	12,100	(424)	423	0	(1)

$(1,078)	$1,076	$0	$(2)

Total Swap Agreements	$(412)	$1,340	$930	$(2)

(q)

Securities with an aggregate market value of $11,183 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2023 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$33,644	$0	$33,644
Corporate Bonds & Notes
Banking & Finance	0	299,901	0	299,901
Industrials	0	215,119	415	215,534
Utilities	0	49,131	0	49,131
Convertible Bonds & Notes
Industrials	0	7,607	0	7,607
Municipal Bonds & Notes
California	0	2,039	0	2,039
Illinois	0	1,025	0	1,025
Puerto Rico	0	81	0	81
West Virginia	0	4,513	0	4,513
U.S. Government Agencies	0	1,298,781	0	1,298,781
U.S. Treasury Obligations	0	397,184	0	397,184
Non-Agency Mortgage-Backed Securities	0	199,938	2,832	202,770
Asset-Backed Securities	0	577,325	721	578,046
Sovereign Issues	0	170,523	0	170,523
Common Stocks
Energy	0	0	137	137
Financials	0	0	635	635
Convertible Preferred Securities
Financials	4,185	0	0	4,185
Preferred Securities
Financials	0	17,411	0	17,411
Short-Term Instruments
Repurchase Agreements	0	287,484	0	287,484
Short-Term Notes	0	502	0	502
Hungary Treasury Bills	0	32,846	0	32,846
U.S. Treasury Bills	0	1,578	0	1,578

	$4,185	$3,596,632	$4,740	$3,605,557
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$92	$0	$0	$92

Total Investments	$4,277	$3,596,632	$4,740	$3,605,649

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(139,670)	$0	$(139,670)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	719	3,357	0	4,076
Over the counter	0	8,530	0	8,530

	$719	$11,887	$0	$12,606
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(668)	0	(687)
Over the counter	0	(15,518)	0	(15,518)

	$(19)	$(16,186)	$0	$(16,205)

Total Financial Derivative Instruments	$700	$(4,299)	$0	$(3,599)

Totals	$4,977	$3,452,663	$4,740	$3,462,380

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Emerging Markets Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.4% ¤
ARGENTINA 1.9%
SOVEREIGN ISSUES 1.9%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$8,226	$3,305
2.500% due 07/09/2035 þ	EUR	1,000	341
3.000% due 07/09/2041 þ		1,000	323
3.500% due 07/09/2041 þ		$33,726	11,521
3.625% due 07/09/2035 þ(k)		21,012	7,166
3.625% due 07/09/2046 þ		1,334	462
4.250% due 01/09/2038 þ		2,700	1,073
Provincia de Buenos Aires 6.375% due 09/01/2037 þ		3,872	1,493
Provincia de Cordoba 6.875% due 12/10/2025 þ		170	154
Provincia de la Rioja 6.500% due 02/24/2028 þ		5,046	2,926
Provincia de Neuquen Argentina 6.750% due 04/27/2030 þ		1,384	1,190

Total Argentina (Cost $31,702)			29,954

ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia International Bond 3.600% due 02/02/2031		$4,500	3,691

Total Armenia (Cost $4,423)			3,691

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,300	1,396

Total Austria (Cost $1,428)			1,396

AZERBAIJAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$7,500	7,630

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
State Oil Co. of the Azerbaijan Republic 8.305% due 11/26/2024 «		500	496

SOVEREIGN ISSUES 0.0%
Republic of Azerbaijan International Bond 4.750% due 03/18/2024		221	220

Total Azerbaijan (Cost $8,294)			8,346

BAHRAIN 0.5%
SOVEREIGN ISSUES 0.5%
Bahrain Government International Bond
4.250% due 01/25/2028		$4,400	4,161
5.250% due 01/25/2033		2,400	2,142
5.625% due 09/30/2031		2,100	1,979

Total Bahrain (Cost $8,824)			8,282

BRAZIL 6.4%
CORPORATE BONDS & NOTES 2.6%
Banco General SA
3.250% due 09/30/2026		$400	380

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

8.500% due 07/29/2026	MXN	136,000	7,537
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$15,350	15,124
CSN Inova Ventures 6.750% due 01/28/2028		4,900	4,791
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (d)(g)		9,803	337
Vale SA 0.000% due 12/29/2049 ~(g)	BRL	168,820	12,287

			40,456

SOVEREIGN ISSUES 3.8%
Brazil Government International Bond 4.750% due 01/14/2050		$874	675
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (d)	BRL	231,000	45,253
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		56,032	12,405

			58,333

Total Brazil (Cost $100,888)			98,789

CAMEROON 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Cameroon International Bond 5.950% due 07/07/2032	EUR	7,300	5,976

Total Cameroon (Cost $6,438)			5,976

CAYMAN ISLANDS 1.3%
CONVERTIBLE BONDS & NOTES 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (a)		$1,179	91

CORPORATE BONDS & NOTES 1.3%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (d)		5,510	3,948
Country Garden Holdings Co. Ltd. 3.125% due 10/22/2025 ^(b)		3,300	287
ICD Funding Ltd. 3.223% due 04/28/2026		600	566
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (d)		365	339
0.000% due 05/15/2030 (d)		4,177	2,872
7.860% due 05/15/2030		3,271	3,346
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(b)		3,400	123
Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036		175	161
4.350% due 04/05/2036 (k)		2,537	2,330
5.875% due 07/05/2034		844	836
Poinsettia Finance Ltd. 6.625% due 06/17/2031		5,456	4,633
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025 ^		200	18
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)		392	41
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)		392	31
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)		783	62
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)		1,175	53
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)		1,175	64
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)		552	21
Xiaomi Best Time International Ltd. 4.100% due 07/14/2051		600	427

			20,158

Total Cayman Islands (Cost $27,848)			20,249

CHILE 1.8%
CORPORATE BONDS & NOTES 1.1%
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030		$700	626
4.250% due 07/17/2042		1,600	1,306

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.375% due 02/05/2049	453	368
4.875% due 11/04/2044	1,920	1,671
5.950% due 01/08/2034	1,300	1,321
6.300% due 09/08/2053	2,200	2,237
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	800	488
3.830% due 09/14/2061	3,500	2,408
Empresa Nacional del Petroleo
3.450% due 09/16/2031	3,000	2,532
6.150% due 05/10/2033	4,000	4,018

		16,975

SOVEREIGN ISSUES 0.7%
Chile Government International Bond
3.100% due 05/07/2041	300	229
3.100% due 01/22/2061	700	472
3.250% due 09/21/2071	7,200	4,852
4.340% due 03/07/2042	2,200	1,973
4.950% due 01/05/2036	487	483
5.330% due 01/05/2054 (k)	2,697	2,688

		10,697

Total Chile (Cost $31,712)		27,672

CHINA 0.1%
	SHARES
COMMON STOCKS 0.1%
Sunac Services Holdings Ltd.	3,159,080	757

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)	$5,800	32

Total China (Cost $6,167)		789

COLOMBIA 2.1%
CORPORATE BONDS & NOTES 0.4%
Ecopetrol SA
4.625% due 11/02/2031 (k)	$1,800	1,529
5.875% due 05/28/2045 (k)	3,600	2,848
7.375% due 09/18/2043 (k)	1,500	1,433

		5,810

SOVEREIGN ISSUES 1.7%
Colombia Government International Bond
3.250% due 04/22/2032	900	717
3.875% due 02/15/2061	4,600	2,877
4.125% due 05/15/2051 (k)	4,500	3,006
4.500% due 01/28/2026	2,100	2,071
5.000% due 06/15/2045 (k)	4,900	3,819
5.200% due 05/15/2049	3,700	2,903
5.625% due 02/26/2044 (k)	2,100	1,772
6.125% due 01/18/2041 (k)	2,000	1,824
7.375% due 09/18/2037	1,125	1,171
7.500% due 02/02/2034	2,300	2,433
8.000% due 11/14/2035	1,800	1,973
8.750% due 11/14/2053	1,600	1,844

		26,410

Total Colombia (Cost $35,983)		32,220

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bond 7.300% due 11/13/2054	$2,500	2,719

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Costa Rica (Cost $2,370)			2,719

DOMINICAN REPUBLIC 4.4%
SOVEREIGN ISSUES 4.4%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	119,800	2,104
13.000% due 12/05/2025		726,000	13,113
13.000% due 01/30/2026		246,100	4,457
Dominican Republic International Bond
4.875% due 09/23/2032		$5,600	5,113
5.300% due 01/21/2041		4,900	4,251
5.500% due 01/27/2025		4,800	4,782
5.500% due 02/22/2029		1,000	980
5.875% due 01/30/2060		6,300	5,465
5.950% due 01/25/2027		5,000	5,029
6.000% due 07/19/2028		7,500	7,531
6.000% due 02/22/2033		2,100	2,076
6.400% due 06/05/2049		200	189
6.500% due 02/15/2048		506	485
6.850% due 01/27/2045		300	300
6.875% due 01/29/2026		3,100	3,163
9.750% due 06/05/2026	DOP	89,900	1,550
11.250% due 09/15/2035		124,300	2,316
13.625% due 02/03/2033		13,450	283
13.625% due 02/10/2034		189,000	3,938

Total Dominican Republic (Cost $67,774)			67,125

ECUADOR 1.2%
SOVEREIGN ISSUES 1.2%
Ecuador Government International Bond
0.000% due 07/31/2030 (d)		$350	101
2.500% due 07/31/2040 þ		5,932	1,898
3.500% due 07/31/2035 þ		22,773	8,187
6.000% due 07/31/2030 þ		14,794	6,924
Ecuador Social Bond SARL 0.000% due 01/30/2035 (d)		1,140	866

Total Ecuador (Cost $23,493)			17,976

EGYPT 3.4%
SOVEREIGN ISSUES 3.4%
Egypt Government International Bond
5.250% due 10/06/2025 (k)		$1,600	1,459
5.750% due 05/29/2024 (k)		400	392
5.800% due 09/30/2027		5,300	4,101
5.875% due 02/16/2031		1,300	855
6.375% due 04/11/2031	EUR	10,800	7,697
7.053% due 01/15/2032		$5,600	3,852
7.300% due 09/30/2033		4,050	2,685
7.500% due 02/16/2061		25,300	14,857
7.625% due 05/29/2032		2,000	1,395
7.903% due 02/21/2048		4,900	2,969
8.150% due 11/20/2059		4,000	2,469
8.500% due 01/31/2047		4,700	2,937
8.700% due 03/01/2049		5,100	3,208
8.750% due 09/30/2051		2,450	1,556
8.875% due 05/29/2050		3,700	2,368

Total Egypt (Cost $60,419)			52,800

EL SALVADOR 0.5%
SOVEREIGN ISSUES 0.5%
El Salvador Government International Bond
6.375% due 01/18/2027		$1,600	1,420
7.125% due 01/20/2050		2,150	1,531
7.625% due 09/21/2034		1,670	1,243
7.650% due 06/15/2035		1,200	940
8.250% due 04/10/2032		1,410	1,200
9.500% due 07/15/2052		1,000	838

Total El Salvador (Cost $7,955)			7,172

GABON 0.0%
SOVEREIGN ISSUES 0.0%
Gabon Government International Bond 6.625% due 02/06/2031		$350	293

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Gabon (Cost $260)			293

GEORGIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Georgian Railway JSC 4.000% due 06/17/2028		$200	185

Total Georgia (Cost $177)			185

GHANA 0.8%
SOVEREIGN ISSUES 0.8%
Ghana Government International Bond
7.875% due 02/11/2035 ^(b)		$1,400	617
8.125% due 03/26/2032 ^(b)		6,100	2,698
8.625% due 04/07/2034 ^(b)		3,300	1,449
8.750% due 03/11/2061 ^(b)		12,650	5,493
8.875% due 05/07/2042 ^(b)		700	302
8.950% due 03/26/2051 ^(b)		1,700	739
10.750% due 10/14/2030		445	282

Total Ghana (Cost $19,764)			11,580

GUATEMALA 0.9%
SOVEREIGN ISSUES 0.9%
Guatemala Government International Bond
4.375% due 06/05/2027		$4,100	3,942
4.650% due 10/07/2041		1,000	819
4.875% due 02/13/2028		3,700	3,611
5.250% due 08/10/2029 (k)		3,500	3,440
5.375% due 04/24/2032		1,000	970
6.125% due 06/01/2050		750	713

Total Guatemala (Cost $14,213)			13,495

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.5%
AIA Group Ltd. 3.200% due 09/16/2040		$400	304
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	1,300	917
6.850% due 07/02/2024		$2,197	2,128
Huarong Finance Co. Ltd.
5.500% due 01/16/2025		400	397
6.914% (SOFRINDX + 1.512%) due 02/24/2025 ~		4,300	4,293
Lenovo Group Ltd. 3.421% due 11/02/2030		200	177

			8,216

SOVEREIGN ISSUES 0.2%
Airport Authority 2.625% due 02/04/2051		3,300	2,288

Total Hong Kong (Cost $11,285)			10,504

HUNGARY 1.6%
SOVEREIGN ISSUES 1.6%
Hungary Government International Bond
1.625% due 04/28/2032	EUR	1,400	1,261
1.750% due 06/05/2035		100	85
2.125% due 09/22/2031		$4,000	3,235
3.125% due 09/21/2051		1,400	953
5.250% due 06/16/2029		4,000	4,030
5.500% due 06/16/2034 (k)		1,400	1,427
6.125% due 05/22/2028		3,300	3,436
6.750% due 09/25/2052		1,500	1,682
7.625% due 03/29/2041		4,100	4,913
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		2,800	2,853

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Hungary (Cost $23,038)			23,875

INDIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$1,831	1,501
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		1,021	824
JSW Steel Ltd. 5.050% due 04/05/2032		3,300	2,846
ReNew Pvt Ltd. 5.875% due 03/05/2027		600	574
ReNew Wind Energy AP2 4.500% due 07/14/2028		2,100	1,868

Total India (Cost $8,926)			7,613

INDONESIA 3.9%
CORPORATE BONDS & NOTES 3.2%
Bank Mandiri Persero Tbk PT 2.000% due 04/19/2026		$2,000	1,857
Freeport Indonesia PT 5.315% due 04/14/2032		4,800	4,719
Indonesia Asahan Aluminium PT 5.450% due 05/15/2030		7,200	7,272
Pertamina Persero PT
4.175% due 01/21/2050		1,300	1,088
4.700% due 07/30/2049		2,000	1,783
5.625% due 05/20/2043		1,000	1,014
6.000% due 05/03/2042		6,358	6,711
6.450% due 05/30/2044		3,500	3,840
6.500% due 11/07/2048		700	784
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		8,800	6,826
4.125% due 05/15/2027		300	292
4.375% due 02/05/2050		3,200	2,653
5.250% due 10/24/2042		6,000	5,683
5.250% due 05/15/2047		3,400	3,193
5.450% due 05/21/2028		250	254
6.250% due 01/25/2049		700	730

			48,699

SOVEREIGN ISSUES 0.7%
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	2,600	2,279
4.200% due 10/15/2050		$400	358
4.625% due 04/15/2043		400	392
4.750% due 07/18/2047 (k)		600	595
5.125% due 01/15/2045 (k)		2,000	2,069
5.250% due 01/17/2042		900	940
5.650% due 01/11/2053		700	773
6.625% due 02/17/2037		940	1,104
6.750% due 01/15/2044		200	247
7.750% due 01/17/2038		1,025	1,317
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		300	251

			10,325

Total Indonesia (Cost $64,120)			59,024

IRELAND 1.3%
SOVEREIGN ISSUES 1.3%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		$22,125	20,632

Total Ireland (Cost $21,059)			20,632

ISRAEL 0.8%
CORPORATE BONDS & NOTES 0.8%
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		$3,000	2,555
4.250% due 08/14/2028		1,900	1,783
Leviathan Bond Ltd.
6.125% due 06/30/2025		3,600	3,499

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

6.500% due 06/30/2027		4,600	4,339

			12,176

U.S. GOVERNMENT AGENCIES 0.0%
Israel Government AID Bond 5.500% due 04/26/2024		100	100

Total Israel (Cost $13,213)			12,276

IVORY COAST 0.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Cote d'lvoire 9.055% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	1,470	1,566

SOVEREIGN ISSUES 0.7%
Ivory Coast Government International Bond
4.875% due 01/30/2032		500	467
5.750% due 12/31/2032 þ		$9,572	9,069
6.875% due 10/17/2040	EUR	700	649

			10,185

Total Ivory Coast (Cost $12,759)			11,751

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$1,792	1,571

Total Jamaica (Cost $1,794)			1,571

JERSEY, CHANNEL ISLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	8,600	9,494
9.152% due 01/28/2029 •		4,600	5,078

Total Jersey, Channel Islands (Cost $14,799)			14,572

JORDAN 0.3%
SOVEREIGN ISSUES 0.3%
Jordan Government International Bond
6.125% due 01/29/2026		$2,000	1,998
7.375% due 10/10/2047		2,650	2,363

Total Jordan (Cost $4,687)			4,361

KAZAKHSTAN 1.1%
CORPORATE BONDS & NOTES 1.0%
KazMunayGas National Co. JSC
3.500% due 04/14/2033		$1,885	1,571
4.750% due 04/19/2027		1,500	1,462
5.750% due 04/19/2047		2,400	2,110
6.375% due 10/24/2048		1,400	1,321
QazaqGaz NC JSC 4.375% due 09/26/2027		1,000	961
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		5,300	4,380
4.000% due 08/15/2026		4,400	4,150

			15,955

SOVEREIGN ISSUES 0.1%
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	800	851
4.875% due 10/14/2044		$200	194

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

6.500% due 07/21/2045		200	229

			1,274

Total Kazakhstan (Cost $18,135)			17,229

KENYA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Kenya Government International Bond
6.875% due 06/24/2024		$2,300	2,240
7.000% due 05/22/2027		1,400	1,317
7.250% due 02/28/2028		1,200	1,100
8.000% due 05/22/2032		1,000	908

Total Kenya (Cost $5,581)			5,565

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(b)		$8,300	517

Total Lebanon (Cost $529)			517

LUXEMBOURG 3.8%
		SHARES
COMMON STOCKS 0.4%
Drillco Holding Lux SA «(c)		54,987	1,366
Drillco Holding Lux SA «(c)(i)		154,744	3,842
Forsea Holding SA «(c)		6,108	152

			5,360

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.4%
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		$4,100	4,208
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		941	933
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (a)		2,633	1,915
FORESEA Holding SA 7.500% due 06/15/2030		2,689	2,492
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		3,400	3,551
6.510% due 02/23/2042		3,400	3,600
Guara Norte SARL 5.198% due 06/15/2034		6,683	6,096
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		4,700	4,619
TMS Issuer SARL 5.780% due 08/23/2032		23,000	24,049
Unigel Luxembourg SA 8.750% due 10/01/2026 ^		4,500	1,238

			52,701

Total Luxembourg (Cost $58,265)			58,061

MACEDONIA 0.5%
SOVEREIGN ISSUES 0.5%
North Macedonia Government International Bond 6.960% due 03/13/2027	EUR	6,400	7,399

Total Macedonia (Cost $6,780)			7,399

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200	865
4.800% due 04/21/2060		5,530	5,254

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Malaysia (Cost $6,970)			6,119

MEXICO 8.1%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(c)		93,349	0
Urbi Desarrollos Urbanos SAB de CV (c)		4,673	2

			2

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.6%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)		$800	682
7.500% due 06/27/2029 •(g)(h)		4,240	4,005
7.625% due 01/10/2028 •(g)(h)		500	481
8.375% due 10/14/2030 •(g)(h)(k)		700	691
Industrias Penoles SAB de CV 4.750% due 08/06/2050		2,100	1,695
Minera Mexico SA de CV 4.500% due 01/26/2050		4,900	3,954
Petroleos Mexicanos
6.350% due 02/12/2048		5,438	3,457
6.375% due 01/23/2045		6,100	3,981
6.500% due 06/02/2041		13,000	8,880
6.625% due 06/15/2035		1,225	941
6.700% due 02/16/2032		11,620	9,656
6.950% due 01/28/2060		11,820	7,800
7.690% due 01/23/2050		10,333	7,362
8.750% due 06/02/2029		1,000	973
10.000% due 02/07/2033		11,200	11,258
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032		3,300	3,071
Trust Fibra Uno 6.390% due 01/15/2050		2,100	1,703

			70,590

SOVEREIGN ISSUES 3.5%
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	114,972	5,979
3.000% due 12/03/2026 (f)		371,265	20,311
3.750% due 04/19/2071		$9,200	6,168
3.771% due 05/24/2061		3,000	2,043
4.000% due 11/30/2028 (f)	MXN	44,624	2,570
4.000% due 03/15/2115	EUR	1,000	856
5.000% due 04/27/2051 (k)		$3,100	2,699
5.750% due 10/12/2110		14,200	12,761
6.338% due 05/04/2053		299	305
6.350% due 02/09/2035		800	840

			54,532

Total Mexico (Cost $146,872)			125,124

MONGOLIA 0.0%
SOVEREIGN ISSUES 0.0%
Mongolia Government International Bond 7.875% due 06/05/2029		$500	512

Total Mongolia (Cost $495)			512

MOROCCO 0.3%
CORPORATE BONDS & NOTES 0.3%
OCP SA
3.750% due 06/23/2031		$2,550	2,199
5.125% due 06/23/2051		3,300	2,513

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Morocco (Cost $5,676)			4,712

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$1,900	1,882

Total Namibia (Cost $1,880)			1,882

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
InterCement Financial Operations BV 5.750% due 07/17/2024		$500	354
Metinvest BV 8.500% due 04/23/2026		3,300	2,327
NE Property BV 1.875% due 10/09/2026	EUR	200	202
Prosus NV
1.539% due 08/03/2028		1,100	1,051
2.031% due 08/03/2032		600	508
3.061% due 07/13/2031		$1,200	970
3.257% due 01/19/2027		1,000	924
3.680% due 01/21/2030		900	789
4.027% due 08/03/2050		600	394

Total Netherlands (Cost $9,786)			7,519

NIGERIA 1.5%
CORPORATE BONDS & NOTES 0.5%
BOI Finance BV 7.500% due 02/16/2027	EUR	7,800	7,938

SOVEREIGN ISSUES 1.0%
Nigeria Government International Bond
6.500% due 11/28/2027		$1,600	1,467
7.143% due 02/23/2030		4,900	4,427
7.625% due 11/28/2047		1,200	955
7.696% due 02/23/2038		4,100	3,373
7.875% due 02/16/2032		1,000	902
8.250% due 09/28/2051		3,900	3,212
8.375% due 03/24/2029		800	770
8.747% due 01/21/2031		650	622

			15,728

Total Nigeria (Cost $26,303)			23,666

OMAN 1.3%
SOVEREIGN ISSUES 1.3%
Oman Government International Bond
5.625% due 01/17/2028		$2,430	2,481
6.000% due 08/01/2029		5,300	5,502
6.500% due 03/08/2047		1,800	1,841
6.750% due 10/28/2027		1,300	1,375
6.750% due 01/17/2048		2,500	2,622
7.000% due 01/25/2051		4,300	4,653
7.375% due 10/28/2032		1,900	2,159

Total Oman (Cost $18,974)			20,633

PAKISTAN 0.8%
SOVEREIGN ISSUES 0.8%
Pakistan Government International Bond
6.000% due 04/08/2026		$3,200	2,269
6.875% due 12/05/2027		2,600	1,785
7.375% due 04/08/2031		4,500	2,758
8.250% due 04/15/2024		200	190
8.875% due 04/08/2051		8,100	4,923
Pakistan Water & Power Development Authority 7.500% due 06/04/2031		900	478

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Pakistan (Cost $15,338)			12,403

PANAMA 2.0%
CORPORATE BONDS & NOTES 0.7%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$2,700	2,059
Banco General SA
5.250% due 05/07/2031 •(g)(h)		7,600	6,535
5.250% due 05/07/2031 •(g)		600	516
Banco Nacional de Panama 2.500% due 08/11/2030		1,500	1,115
ENA Norte Trust 4.950% due 04/25/2028		764	734

			10,959

SOVEREIGN ISSUES 1.3%
Panama Government International Bond
4.300% due 04/29/2053		2,800	1,883
4.500% due 05/15/2047		200	143
4.500% due 04/16/2050		1,000	696
4.500% due 01/19/2063		3,600	2,364
6.400% due 02/14/2035		700	685
6.700% due 01/26/2036		3,300	3,278
6.853% due 03/28/2054		4,100	3,846
6.875% due 01/31/2036		2,200	2,201
7.125% due 01/29/2026		1,900	1,951
8.125% due 04/28/2034		2,860	3,038
9.375% due 04/01/2029		518	591

			20,676

Total Panama (Cost $38,250)			31,635

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond
2.739% due 01/29/2033		$800	660
3.849% due 06/28/2033		600	534
5.400% due 03/30/2050		700	624
5.600% due 03/13/2048		200	183
5.850% due 08/21/2033		700	713
6.100% due 08/11/2044		1,700	1,675

Total Paraguay (Cost $4,825)			4,389

PERU 0.9%
CORPORATE BONDS & NOTES 0.8%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	13,600	3,571
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043 «		5,500	1,500
InRetail Consumer 3.250% due 03/22/2028		$4,100	3,683
Petroleos del Peru SA 5.625% due 06/19/2047		6,600	4,072

			12,826

SOVEREIGN ISSUES 0.1%
Peru Government International Bond 3.230% due 07/28/2121		2,100	1,311

Total Peru (Cost $17,654)			14,137

PHILIPPINES 0.8%
CORPORATE BONDS & NOTES 0.2%
PLDT, Inc. 3.450% due 06/23/2050		$4,700	3,251

SOVEREIGN ISSUES 0.6%
Philippines Government International Bond
2.650% due 12/10/2045		2,200	1,570
2.950% due 05/05/2045		3,800	2,862
3.700% due 03/01/2041		3,100	2,667

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

3.700% due 02/02/2042		2,000	1,715

			8,814

Total Philippines (Cost $16,106)			12,065

POLAND 1.0%
SOVEREIGN ISSUES 1.0%
Bank Gospodarstwa Krajowego 6.250% due 10/31/2028		$3,400	3,595
Poland Government International Bond
4.875% due 10/04/2033		7,200	7,317
5.500% due 04/04/2053		4,300	4,495

Total Poland (Cost $14,773)			15,407

QATAR 1.7%
CORPORATE BONDS & NOTES 1.1%
QatarEnergy
2.250% due 07/12/2031		$1,600	1,364
3.125% due 07/12/2041		9,350	7,207
3.300% due 07/12/2051		11,700	8,572

			17,143

SOVEREIGN ISSUES 0.6%
Qatar Government International Bond
4.400% due 04/16/2050		1,900	1,755
4.625% due 06/02/2046		2,300	2,199
4.817% due 03/14/2049		3,180	3,103
5.103% due 04/23/2048		2,375	2,410

			9,467

Total Qatar (Cost $30,690)			26,610

ROMANIA 2.3%
SOVEREIGN ISSUES 2.3%
Romania Government International Bond
1.750% due 07/13/2030 (k)	EUR	8,600	7,700
2.000% due 12/08/2026 (k)		4,500	4,677
2.124% due 07/16/2031 (k)		4,450	3,927
2.125% due 03/07/2028 (k)		500	502
2.375% due 04/19/2027 (k)		350	365
2.875% due 04/13/2042 (k)		10,800	8,097
3.375% due 01/28/2050 (k)		2,700	2,039
3.500% due 04/03/2034 (k)		1,100	1,034
4.625% due 04/03/2049 (k)		1,000	930
6.125% due 01/22/2044		$2,100	2,077
6.375% due 09/18/2033 (k)	EUR	3,600	4,210

Total Romania (Cost $40,920)			35,558

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
1.125% due 11/20/2027 ^(b)	EUR	500	224
5.250% due 06/23/2047 ^(b)		$200	71
7.500% due 03/31/2030 ^(b)		363	238

Total Russia (Cost $773)			533

SAUDI ARABIA 2.8%
CORPORATE BONDS & NOTES 0.8%
Saudi Arabian Oil Co.
3.500% due 11/24/2070		$10,300	7,107
4.250% due 04/16/2039		2,700	2,421
4.375% due 04/16/2049 (k)		3,900	3,366

			12,894

SOVEREIGN ISSUES 2.0%
Saudi Government International Bond
2.250% due 02/02/2033		8,400	6,974
3.250% due 10/22/2030		1,600	1,487
3.450% due 02/02/2061		6,800	4,798
3.750% due 01/21/2055		3,400	2,596
4.375% due 04/16/2029		200	199

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.500% due 10/26/2046		15,200	13,491
4.625% due 10/04/2047		1,400	1,260
5.000% due 01/18/2053		200	189

			30,994

Total Saudi Arabia (Cost $53,471)			43,888

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,300	2,353
5.375% due 06/08/2037		2,100	1,720
6.250% due 05/23/2033		$200	179
6.750% due 03/13/2048		1,300	1,026

Total Senegal (Cost $6,777)			5,278

SERBIA 1.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Project Mercury 8.127% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	5,000	5,537

SOVEREIGN ISSUES 1.2%
Serbia Government International Bond
1.000% due 09/23/2028		500	467
1.500% due 06/26/2029		700	654
1.650% due 03/03/2033		2,400	1,967
3.125% due 05/15/2027		5,720	6,053
6.250% due 05/26/2028		$4,800	4,923
6.500% due 09/26/2033		4,000	4,115

			18,179

Total Serbia (Cost $23,845)			23,716

SLOVENIA 0.3%
SOVEREIGN ISSUES 0.3%
Slovenia Government International Bond 5.000% due 09/19/2033		$4,300	4,384

Total Slovenia (Cost $4,267)			4,384

SOUTH AFRICA 5.5%
CORPORATE BONDS & NOTES 3.8%
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		$400	348
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	399,500	21,725
Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$5,000	4,684
6.350% due 08/10/2028		10,300	10,047
8.450% due 08/10/2028		11,800	11,996
Sasol Financing USA LLC
5.875% due 03/27/2024		4,000	3,979
6.500% due 09/27/2028		1,150	1,097
8.750% due 05/03/2029		3,700	3,779

			57,655

SOVEREIGN ISSUES 1.7%
South Africa Government International Bond
7.300% due 04/20/2052		1,200	1,140
10.500% due 12/21/2026	ZAR	428,500	24,523

			25,663

Total South Africa (Cost $90,083)			83,318

SOUTH KOREA 0.6%
CORPORATE BONDS & NOTES 0.6%
KB Kookmin Card Co. Ltd. 1.500% due 05/13/2026		$400	366
LG Chem Ltd. 1.375% due 07/07/2026		8,600	7,840
Shinhan Financial Group Co. Ltd. 2.875% due 05/12/2026 •(g)(h)		1,500	1,371

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total South Korea (Cost $10,465)			9,577

SPAIN 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Santander SA 5.147% due 08/18/2025		$4,800	4,774

Total Spain (Cost $4,800)			4,774

SRI LANKA 0.5%
SOVEREIGN ISSUES 0.5%
Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(b)		$4,400	2,272
6.350% due 06/28/2024 ^(b)		620	316
6.825% due 07/18/2026 ^(b)		500	257
6.850% due 11/03/2025 ^(b)		3,450	1,785
7.550% due 03/28/2030 ^(b)		4,500	2,272
7.850% due 03/14/2029 ^(b)		600	303

Total Sri Lanka (Cost $10,199)			7,205

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
African Export-Import Bank 2.634% due 05/17/2026		$6,500	6,010

Total Supranational (Cost $6,500)			6,010

TANZANIA 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Ivory Coast Government International Bond 6.915% (EUR003M + 3.000%) due 06/28/2024 «~	EUR	3,000	3,313
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 9.502% (EUR006M + 5.400%) due 04/26/2028 «~		4,255	4,662

Total Tanzania (Cost $8,165)			7,975

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Bangkok Bank PCL 3.466% due 09/23/2036 •(h)		$2,700	2,268
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		400	372

Total Thailand (Cost $3,109)			2,640

TRINIDAD AND TOBAGO 0.2%
SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond 5.950% due 01/14/2031		$2,700	2,802

Total Trinidad and Tobago (Cost $2,681)			2,802

TUNISIA 0.5%
SOVEREIGN ISSUES 0.5%
Tunisian Republic International Bond
3.280% due 08/09/2027	JPY	200,000	788
5.625% due 02/17/2024	EUR	3,300	3,530
5.750% due 01/30/2025		$3,600	2,964

Total Tunisia (Cost $7,796)			7,282

TURKEY 4.8%
CORPORATE BONDS & NOTES 0.3%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$1,289	1,221
Turkiye Is Bankasi AS 6.125% due 04/25/2024		1,100	1,100

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Yapi ve Kredi Bankasi AS 5.850% due 06/21/2024		1,500	1,498

			3,819

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
SOCAR Turkey Enerji AS 7.387% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	7,600	8,285

SOVEREIGN ISSUES 4.0%
Hazine Mustesarligi Varlik Kiralama AS 8.509% due 01/14/2029		$5,400	5,735
Turkey Government International Bond
4.875% due 04/16/2043		12,700	9,307
5.250% due 03/13/2030		3,300	3,036
5.750% due 05/11/2047		29,900	23,520
5.875% due 06/26/2031		2,300	2,153
5.950% due 01/15/2031		800	756
6.000% due 01/14/2041		12,680	10,811
6.125% due 10/24/2028		3,300	3,253
6.875% due 03/17/2036		2,700	2,589

			61,160

Total Turkey (Cost $74,876)			73,264

UKRAINE 0.8%
CORPORATE BONDS & NOTES 0.1%
NPC Ukrenergo 6.875% due 11/09/2028		$2,900	787

SOVEREIGN ISSUES 0.7%
Ukraine Government International Bond
6.876% due 05/21/2031		6,800	1,584
7.253% due 03/15/2035		7,700	1,829
7.375% due 09/25/2034		2,160	516
7.750% due 09/01/2024		2,200	675
7.750% due 09/01/2026		2,200	617
7.750% due 09/01/2027		5,650	1,552
7.750% due 08/01/2041		7,000	3,152
8.994% due 02/01/2026		1,200	360
9.750% due 11/01/2030		1,300	376

			10,661

Total Ukraine (Cost $29,633)			11,448

UNITED ARAB EMIRATES 2.0%
CORPORATE BONDS & NOTES 1.1%
Abu Dhabi Crude Oil Pipeline LLC 3.650% due 11/02/2029		$2,200	2,093
Abu Dhabi National Energy Co. PJSC
4.375% due 01/24/2029		2,300	2,289
4.696% due 04/24/2033		4,600	4,669
DP World Ltd.
4.700% due 09/30/2049		500	424
5.625% due 09/25/2048		1,050	1,009
6.850% due 07/02/2037		1,650	1,826
MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		1,500	1,475
5.875% due 05/01/2034		2,600	2,845
Ruwais Power Co. PJSC 6.000% due 08/31/2036		420	420

			17,050

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
NMC Opco Ltd.
11.640% (LIBOR03M + 6.000%) due 03/25/2025 «~	AED	16,825	4,661
11.640% (LIBOR03M + 6.000%) due 03/25/2027 «~		22,433	6,215

			10,876

SOVEREIGN ISSUES 0.2%
Emirate of Dubai Government International Bond 3.900% due 09/09/2050		$400	302

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Finance Department Government of Sharjah 4.375% due 03/10/2051		2,750	1,976

			2,278

Total United Arab Emirates (Cost $31,039)			30,204

UNITED KINGDOM 1.7%
CORPORATE BONDS & NOTES 0.8%
Fresnillo PLC 4.250% due 10/02/2050		$4,200	3,213
HSBC Holdings PLC
3.803% due 03/11/2025 •		200	199
5.210% due 08/11/2028 •		3,200	3,199
Lloyds Banking Group PLC 4.716% due 08/11/2026 •		2,500	2,469
NatWest Group PLC
4.269% due 03/22/2025 •		300	299
4.800% due 04/05/2026		300	298
Ukraine Railways Via Rail Capital Markets PLC 8.250% due 07/09/2026		3,300	1,815
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		600	559

			12,051

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Canada Square Funding PLC
6.070% due 01/17/2059 •	GBP	2,476	3,138
6.170% (SONIO/N + 0.950%) due 06/17/2058 ~		868	1,105
Formentera Issuer PLC 6.020% due 07/28/2047 •		142	180
Polaris PLC 6.495% due 05/23/2059 •		2,499	3,197
Rochester Financing PLC 5.920% due 12/18/2044 •		2,502	3,165
Stratton Mortgage Funding PLC 6.120% (SONIO/N + 0.900%) due 03/12/2052 ~		515	657
Towd Point Mortgage Funding
6.570% due 05/20/2045 •		909	1,161
6.571% due 07/20/2045 •		104	133
Tower Bridge Funding PLC 5.940% due 12/20/2063 •		1,184	1,501

			14,237

Total United Kingdom (Cost $27,319)			26,288

UNITED STATES 12.3%
ASSET-BACKED SECURITIES 0.9%
Aames Mortgage Investment Trust 5.950% due 04/25/2036 •		$721	657
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.520% due 11/25/2034 •		139	135
Argent Securities Trust 5.770% due 07/25/2036 •		601	524
Countrywide Asset-Backed Certificates Trust
5.950% due 02/25/2037 •		2,381	2,283
6.595% due 11/25/2035 •		2,163	2,115
Credit-Based Asset Servicing & Securitization Trust 3.201% due 01/25/2037 þ		6,867	2,138
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ		154	46
6.672% due 06/25/2036 þ		227	65
GSAA Home Equity Trust 6.502% due 11/25/2036 þ		1,012	392
Home Equity Asset Trust 6.820% due 02/25/2033 «•		67	63
MASTR Asset-Backed Securities Trust 6.170% due 09/25/2034 •		138	126
Morgan Stanley ABS Capital, Inc. Trust
6.235% due 01/25/2035 •		23	22
6.265% due 03/25/2034 •		2,146	2,147
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~		52	29
6.190% due 04/25/2037 •		234	65
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.620% due 07/25/2036 •		375	342
Option One Mortgage Loan Trust
5.690% due 04/25/2037 •		554	370
5.690% due 05/25/2037 ~		221	131
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.250% due 09/25/2035 •		1,600	1,388

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

RAAC Trust 6.170% due 02/25/2046 •	81	81
Saxon Asset Securities Trust 5.780% due 09/25/2037 •	263	249
Soundview Home Loan Trust
5.995% due 03/25/2036 •	322	320
6.370% due 10/25/2037 •	688	541

		14,229

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(c)(i)	2,865,490	311

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG AT1 Claim	$2,000	240
DAE Funding LLC 2.625% due 03/20/2025	1,500	1,440
Rio Oil Finance Trust
8.200% due 04/06/2028	3,976	4,073
9.750% due 01/06/2027	2,901	3,022
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (d)	5,174	3,445

		12,220

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	5,438	4,894
Ecopetrol SA TBD% due 08/16/2024 «	13,400	13,152

		18,046

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust 4.515% due 11/25/2035 ~	63	44
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	1,853	1,835
Banc of America Funding Trust
6.245% due 11/20/2035 ~	70	63
6.388% due 04/25/2037 þ	90	76
BANK 4.407% due 11/15/2061 ~	3,200	3,112
BCAP LLC Trust 3.671% due 05/26/2037 ~	2,018	1,798
Bear Stearns Adjustable Rate Mortgage Trust
4.635% due 02/25/2036 ~	31	28
4.924% due 01/25/2035 ~	4	4
Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,404
4.261% due 10/10/2051	4,100	3,891
CIM Trust 5.500% due 08/25/2064 ~	6,491	6,561
Citigroup Mortgage Loan Trust
4.816% due 07/25/2046 ~	36	33
6.277% due 09/25/2035 «•	25	23
CitiMortgage Alternative Loan Trust 6.000% due 10/25/2036 •	477	396
Countrywide Alternative Loan Trust
5.820% due 05/25/2036 •	469	194
6.110% due 11/25/2035 •	80	64
6.250% due 11/25/2036	55	41
6.457% due 03/25/2037 ~	83	46
Countrywide Home Loan Mortgage Pass-Through Trust
4.159% due 02/25/2047 ~	40	34
4.377% due 03/25/2037 ~	32	27
4.430% due 09/25/2047 ~	20	18
Credit Suisse Mortgage Capital Certificates 3.193% due 11/30/2037 ~	637	578
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	509	312
Credit Suisse Mortgage Capital Trust
0.938% due 05/25/2066 ~	3,808	3,033
1.756% due 10/25/2066 ~	2,215	1,848
2.000% due 01/25/2060 ~	1,894	1,628

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	91	75
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ	53	45
6.386% due 10/25/2036 þ	53	45
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	6,445	6,446
GSMPS Mortgage Loan Trust 5.820% due 01/25/2036 •	124	100
HarborView Mortgage Loan Trust 4.725% due 08/19/2036 «~	2	2
Impac CMB Trust 6.110% due 03/25/2035 •	71	63
IndyMac INDA Mortgage Loan Trust
3.506% due 11/25/2037 ~	579	484
3.671% due 08/25/2036 ~	103	82
IndyMac INDX Mortgage Loan Trust
3.355% due 06/25/2036 ~	77	64
3.494% due 10/25/2035 ~	70	57
5.770% due 06/25/2037 •	102	37
5.830% due 02/25/2037 •	410	411
JP Morgan Mortgage Trust
4.424% due 08/25/2035 ~	22	22
4.794% due 04/25/2035 «~	1	1
4.879% due 11/25/2035 ~	28	23
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	96	92
Legacy Mortgage Asset Trust 3.000% due 09/25/2059 ~	901	852
Lehman XS Trust
5.850% due 09/25/2046 •	1,541	1,298
5.970% due 08/25/2037 •	2,477	2,285
Luminent Mortgage Trust 5.830% due 12/25/2036 •	22	20
MASTR Alternative Loan Trust 5.870% due 03/25/2036 ~	131	14
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	762	575
6.500% due 07/25/2037	254	199
Sequoia Mortgage Trust 3.701% due 01/20/2047 ~	24	16
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ	8,937	8,944
Structured Adjustable Rate Mortgage Loan Trust
4.021% due 11/25/2035 ~	25	22
4.212% due 09/25/2036 ~	124	86
7.299% due 10/25/2037 •	67	58
SunTrust Adjustable Rate Mortgage Loan Trust 4.456% due 10/25/2037 ~	270	232
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	568	15
WaMu Mortgage Pass-Through Certificates Trust
3.270% due 01/25/2037 ~	65	55
3.315% due 05/25/2037 ~	83	65
3.325% due 04/25/2037 ~	45	39
3.864% due 03/25/2036 ~	726	657
3.918% due 12/25/2036 ~	126	111
5.840% due 05/25/2034 •	64	57
Wells Fargo Mortgage-Backed Securities Trust 6.478% due 10/25/2036 ~	188	175

		50,915

U.S. GOVERNMENT AGENCIES 1.7%
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2054	6,200	5,870
4.500% due 02/01/2054	6,200	6,014
5.000% due 02/01/2054	6,500	6,434
5.500% due 02/01/2054	7,650	7,685

		26,003

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds
1.750% due 08/15/2041 (k)(m)	23,100	16,075
2.375% due 02/15/2042 (k)	21,300	16,352
3.250% due 05/15/2042 (k)	18,000	15,801
4.375% due 08/15/2043 (k)	500	510
U.S. Treasury Notes
3.125% due 08/31/2029 (m)	10,400	9,990
4.000% due 02/28/2030 (k)(o)	8,300	8,341

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

		67,069

	SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(i)	3	0

Total United States (Cost $202,263)		188,793

	PRINCIPAL AMOUNT (000s)
URUGUAY 0.0%
SOVEREIGN ISSUES 0.0%
Uruguay Government International Bond 5.100% due 06/18/2050	$200	201

Total Uruguay (Cost $205)		201

UZBEKISTAN 0.3%
CORPORATE BONDS & NOTES 0.0%
Ipoteka-Bank ATIB 5.500% due 11/19/2025	$200	186

SOVEREIGN ISSUES 0.3%
Republic of Uzbekistan International Bond 5.375% due 02/20/2029	4,100	3,893
Uzbekneftegaz JSC 4.750% due 11/16/2028	1,200	1,003

		4,896

Total Uzbekistan (Cost $4,952)		5,082

VENEZUELA 1.3%
CORPORATE BONDS & NOTES 0.5%
Petroleos de Venezuela SA
5.375% due 04/12/2037	$51,899	5,787
5.500% due 04/12/2047	19,263	2,167
6.000% due 05/16/2034	2,800	322

		8,276

SOVEREIGN ISSUES 0.8%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)	19,240	2,943
7.650% due 04/21/2025 ^(b)	10,109	1,592
7.750% due 10/13/2029	7,300	1,039
8.250% due 10/13/2024 ^(b)	21,739	3,418
9.000% due 05/07/2049	2,521	398
9.250% due 09/15/2027 ^(b)	7,540	1,443
9.250% due 05/07/2028 ^(b)	3,027	528
11.950% due 08/05/2031 ^(b)	6,580	1,282

		12,643

Total Venezuela (Cost $89,188)		20,919

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond 5.500% due 03/12/2028	$1,140	1,099

Total Vietnam (Cost $1,084)		1,099

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
CLP Power Hong Kong Financing Ltd. 2.125% due 06/30/2030	$3,700	3,139
Gold Fields Orogen Holdings BVI Ltd. 5.125% due 05/15/2024	200	199

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Virgin Islands (British) (Cost $3,908)			3,338

SHORT-TERM INSTRUMENTS 8.8%
CERTIFICATES OF DEPOSIT 0.9%
Banco Davivienda SA
12.956% due 03/08/2026	COP	6,633,100	1,780
13.183% due 05/17/2026		3,189,000	868
13.183% due 06/06/2026		15,441,900	4,198
Bancolombia SA
10.481% due 03/30/2026		6,004,000	1,556
13.184% due 05/31/2026		11,082,200	2,985
13.546% due 07/18/2025		6,464,000	1,741

			13,128

REPURCHASE AGREEMENTS (j) 6.9%			106,379

HUNGARY TREASURY BILLS 1.0%
10.900% due 01/04/2024 (d)(e)	HUF	5,360,000	15,441

Total Short-Term Instruments (Cost $133,581)			134,948

Total Investments in Securities (Cost $1,951,593)			1,712,996

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		26,135	254

Total Short-Term Instruments (Cost $254)			254

Total Investments in Affiliates (Cost $254)			254

Total Investments 111.4% (Cost $1,951,847)			$1,713,250
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $(1,115))			1,898
Other Assets and Liabilities, net (11.5)%			(176,643)

Net Assets 100.0%			$1,538,505

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Payment in-kind security.
(b)						Security is not accruing income as of the date of this report.
(c)						Security did not produce income within the last twelve months.
(d)						Zero coupon security.
(e)						Coupon represents a yield to maturity.
(f)						Principal amount of security is adjusted for inflation.
(g)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)						Contingent convertible security.
(i)						RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'						06/10/2022	$311	$311	0.02%
Constellation Oil 'D' - Exp. 06/10/2071						06/10/2071 - 06/10/2022	0	0	0.00
Drillco Holding Lux SA						06/08/2023	3,095	3,842	0.25

							$3,406	$4,153	0.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	3.000%	07/27/2023	TBD(2)		$2,156	Egypt Government International Bond 7.500% due 01/31/2027	$(2,276)	$2,156	$2,185
	3.000	09/20/2023	TBD(2)	EUR	15,687	Romania Government International Bond 1.375% due 12/02/2029	(18,433)	17,318	17,464
	3.950	12/15/2023	02/02/2024		$8,866	Egypt Government International Bond 7.500% due 01/31/2027	(9,102)	8,866	8,883
BRC	2.350	05/05/2023	TBD(2)		4,195	Egypt Government International Bond 10.875% due 02/28/2026	(5,075)	4,195	4,221
	2.550	05/05/2023	TBD(2)		5,034	Egypt Government International Bond 10.875% due 02/28/2026	(6,090)	5,034	5,065
	5.100	11/07/2023	TBD(2)		5,917	Transnet SOC Ltd. 8.250% due 02/06/2028	(6,227)	5,917	5,964
	5.510	12/27/2023	01/03/2024		17,506	U.S. Treasury Notes 4.125% due 11/15/2032	(17,479)	17,506	17,522
FICC	2.600	12/29/2023	01/02/2024		2,348	U.S. Treasury Notes 4.875% due 11/30/2025	(2,395)	2,348	2,348
GSC	5.200	12/27/2023	01/04/2024		5,353	U.S. Treasury Notes 2.375% due 02/29/2024	(5,358)	5,353	5,358
JPS	5.430	12/27/2023	01/04/2024		11,900	U.S. Treasury Bonds 2.250% - 3.375% due 05/15/2041 - 11/15/2048	(11,808)	11,900	11,911
	5.450	12/27/2023	01/04/2024		25,786	U.S. Treasury Notes 2.625% - 3.875% due 12/31/2027 - 02/15/2029	(25,489)	25,786	25,809

Total Repurchase Agreements							$(109,732)	$106,379	$106,730

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BPS					4.500%	11/22/2023	TBD(4)	$(178)	$(179)
BRC					4.250	07/28/2023	TBD(4)	(574)	(585)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.700	08/02/2023	TBD(4)	(3,424)	(3,492)
DEU	5.500	12/20/2023	01/11/2024	(11,583)	(11,606)
JML	5.600	12/15/2023	02/02/2024	(2,417)	(2,424)
MYI	3.750	11/01/2023	TBD(4)	(376)	(378)
4.000	11/13/2023	TBD(4)	(1,197)	(1,204)
4.650	10/16/2023	TBD(4)	(1,797)	(1,815)
4.900	12/06/2023	05/04/2025	(3,276)	(3,288)
5.150	07/27/2023	TBD(4)	(1,270)	(1,299)
NOM	5.000	09/14/2023	TBD(4)	(2,527)	(2,568)
5.250	10/12/2023	TBD(4)	(1,024)	(1,036)
5.320	09/14/2023	TBD(4)	(8,143)	(8,275)
5.320	10/05/2023	TBD(4)	(1,544)	(1,563)
5.320	10/12/2023	TBD(4)	(3,210)	(3,248)
5.500	12/14/2023	TBD(4)	(1,088)	(1,091)
SCX	4.080	08/02/2023	TBD(4)	EUR	(6,021)	(6,757)
4.100	07/13/2023	TBD(4)	(4,408)	(4,957)
4.100	07/27/2023	TBD(4)	(740)	(830)
4.100	08/02/2023	TBD(4)	(2,808)	(3,151)
4.100	08/07/2023	TBD(4)	(529)	(593)
4.100	10/06/2023	TBD(4)	(3,269)	(3,640)
4.100	10/13/2023	TBD(4)	(1,630)	(1,814)
4.100	10/25/2023	TBD(4)	(3,358)	(3,736)
4.100	12/06/2023	TBD(4)	(4,385)	(4,852)

Total Reverse Repurchase Agreements	$(74,381)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(5)

BCY	5.680%	12/29/2023	01/04/2024	$(21,301)	$(21,315)

Total Sale-Buyback Transactions	$(21,315)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Egypt (1.4)%
Sovereign Issues (1.4)%
Egypt Government International Bond	7.500%	01/31/2027	$13,000	$(13,043)	$(11,378)
Egyptian Financial Co. for Sovereign Taskeek	10.875	02/28/2026	11,000	(9,610)	(11,215)

Total Egypt	(22,653)	(22,593)

Romania (1.2)%
Sovereign Issues (1.2)%
Romania Government International Bond	1.375%	12/02/2029	EUR	20,000	(23,433)	(18,563)

South Africa (0.4)%
Corporate Bonds & Notes (0.4)%
Transnet SOC Ltd.	8.250%	02/06/2028	$6,000	(5,835)	(6,136)

United States (3.9)%
U.S. Treasury Obligations (3.9)%
U.S. Treasury Bonds	2.250%	05/15/2041	6,000	(4,619)	(4,591)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(7,388)	(7,218)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,236)	(5,358)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,524)	(9,611)
U.S. Treasury Notes	3.875	12/31/2027	15,900	(15,974)	(16,189)
U.S. Treasury Notes	4.125	11/15/2032	17,100	(17,703)	(17,481)

Total United States	(60,444)	(60,448)

Total Short Sales (6.9)%	$(112,365)	$(107,740)

(k)	Securities with an aggregate market value of $104,398 and cash of $1,070 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(156,781) at a weighted average interest rate of 5.204%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(7) of deferred price drop.
(6)	Payable for short sales includes $1,947 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2024	16	$2,107	$34	$0	$(8)
U.S. Treasury 2-Year Note March Futures	03/2024	189	38,918	433	24	0
U.S. Treasury 5-Year Note March Futures	03/2024	1,915	208,301	4,644	164	0
U.S. Treasury 10-Year Note March Futures	03/2024	1,379	155,676	4,920	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	116	15,497	1,483	0	(62)

$11,514	$188	$(70)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2024	193	$(29,236)	$(883)	$303	$0
Euro-Buxl 30-Year Bond March Futures	03/2024	24	(3,755)	(303)	104	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	56	(6,609)	(319)	5	0

$(1,505)	$412	$0

Total Futures Contracts	$10,009	$600	$(70)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.400%	$400	$0	$1	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$14,400	$822	$(597)	$225	$2	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	56,000	2,998	(1,891)	1,107	9	0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028	53,500	(672)	(386)	(1,058)	14	0

$3,148	$(2,874)	$274	$25	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	500	$(3)	$56	$53	$0	$(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$88,100	(2,736)	(458)	(3,194)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024	84,300	3,476	6	3,482	38	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	22,300	(1,340)	(453)	(1,793)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,000	11	(223)	(212)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	71,000	1,990	(2,051)	(61)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	21,200	(1,089)	1,117	28	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	3,300	46	(506)	(460)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	2,300	(8)	41	33	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	2,600	(10)	49	39	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	3,000	(12)	174	162	0	(2)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,400	(17)	252	235	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		5,500	(21)	322	301	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		700	(3)	33	30	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,500	(9)	148	139	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		2,100	(8)	120	112	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,900	(7)	121	114	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,400	(5)	90	85	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		800	(3)	53	50	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		1,400	(5)	117	112	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,410	(294)	309	15	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		5,300	(320)	(52)	(372)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	42	94	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	64	183	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	42	40	0	(2)
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024	BRL	238,700	0	877	877	1	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027		31,300	0	(427)	(427)	4	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	459,200	0	539	539	6	0
Pay	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2028	AUD	25,200	(12)	650	638	8	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		28,700	148	361	509	24	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	4,946,700	0	(241)	(241)	30	0
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		4,700,000	0	(29)	(29)	0	(24)
Pay	6-Month CZK-PRIBOR	4.175	Annual	11/07/2028	CZK	774,700	(109)	865	756	139	0
Pay	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		424,600	(112)	459	347	76	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	4,400	(11)	201	190	0	(14)
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		32,400	(110)	1,604	1,494	0	(116)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,400	(9)	187	178	0	(26)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		11,600	356	252	608	0	(129)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		6,900	(407)	(311)	(718)	195	0
Receive	6-Month PLN-WIBOR	5.455	Annual	01/10/2028	PLN	22,500	0	(319)	(319)	14	0
Receive	6-Month PLN-WIBOR	5.490	Annual	01/10/2028		17,500	0	(255)	(255)	11	0
Receive	28-Day MXN-TIIE	9.769	Lunar	09/27/2028	MXN	21,400	0	(57)	(57)	0	0

							$(465)	$3,787	$3,322	$563	$(386)

Total Swap Agreements							$2,683	$914	$3,597	$588	$(386)

(m)

Securities with an aggregate market value of $4,094 and cash of $15,338 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

(6)						This instrument has a forward starting effective date.
(n)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024		$693	AUD	1,046	$20	$0
	02/2024		3,409	JPY	490,000	87	0
BOA	01/2024	COP	41,602,786		$10,343	0	(380)
	01/2024	DOP	81,094		1,416	25	0
	01/2024	GBP	540		686	0	(2)
	01/2024	HUF	101,103		278	0	(12)
	01/2024	NZD	4,918		2,997	0	(112)
	01/2024	PEN	4,967		1,339	0	(3)
	01/2024	PLN	2,407		579	0	(33)
	01/2024		$367	AUD	556	11	0
	01/2024		10,877	COP	41,602,786	0	(154)
	01/2024		1,983	HUF	733,276	124	0
	01/2024		685	JPY	101,152	32	0
	01/2024		221	NOK	2,350	10	0
	01/2024		1,876	PLN	7,779	101	0
	01/2024		800	TRY	23,701	0	(1)
	02/2024		1,653	DOP	95,573	0	(15)
	03/2024	COP	41,602,786		$10,720	148	0
	03/2024	DOP	8,369		146	3	0
	03/2024	EGP	23,753		679	133	0
	03/2024	IDR	4,839,033		309	0	(5)
	03/2024		$313	IDR	4,899,139	5	0
	03/2024		132	INR	11,056	0	0
	04/2024	MYR	45,251		$9,887	0	(51)
	04/2024		$423	EGP	16,775	0	(46)
	04/2024		8,471	MYR	39,002	105	(10)
BPS	01/2024	EUR	9,004		$9,827	0	(116)
	01/2024	GBP	2,059		2,612	0	(13)
	01/2024	HUF	2,092,147		5,958	0	(72)
	01/2024	IDR	54,092,500		3,500	0	(13)
	01/2024	PEN	552		148	0	(1)
	01/2024	PLN	11,098		2,595	0	(225)
	01/2024		$3,989	BRL	19,735	74	0
	01/2024		8,992	EUR	8,235	101	0
	01/2024		876	HUF	310,740	18	0
	01/2024		468	IDR	7,228,593	1	0
	01/2024		1,364	JPY	200,100	56	0
	01/2024		754	PLN	3,280	80	0
	01/2024	ZAR	388,120		$20,936	0	(253)
	02/2024	EGP	10,742		307	55	0
	02/2024	TWD	17,185		540	0	(28)
	02/2024		$255	EGP	9,194	0	(39)
	03/2024	CLP	1,060,483		$1,225	27	0
	03/2024	IDR	23,439,416		1,499	0	(23)
	03/2024	PEN	5,118		1,378	0	(2)
	03/2024	THB	31,826		905	0	(34)
	03/2024		$1,297	IDR	20,377,581	26	0
	03/2024		1,065	ILS	3,855	2	0
	03/2024		459	INR	38,404	1	0
	03/2024		905	PEN	3,409	14	0
	03/2024		306	THB	10,572	6	0
	06/2024		1,067	KRW	1,372,342	3	0
BRC	01/2024	AUD	450		$295	0	(12)
	01/2024	PLN	6,641		1,519	0	(169)
	01/2024		$1,229	AUD	1,868	44	0
	01/2024		456	MXN	7,788	0	0
	01/2024		3,706	TRY	111,472	36	0
	02/2024		1,151		35,091	0	(5)
	03/2024	IDR	4,734,279		$306	0	(1)
	03/2024		$2,723	TRY	85,516	6	(17)
	04/2024		5,588		178,925	0	(62)
	06/2024	GBP	2,372		$2,985	0	(40)
BSH	01/2024	BRL	245,100		49,958	0	(499)
	01/2024		$1,661	JPY	240,000	43	0
CBK	01/2024	BRL	15,526		$3,189	0	(8)
	01/2024	CAD	610		457	0	(3)
	01/2024	CLP	1,859,385		2,097	0	(13)
	01/2024	EUR	530		577	0	(9)
	01/2024	MXN	291,454		16,287	0	(800)
	01/2024	PLN	4,133		977	0	(73)
	01/2024		$2,435	CAD	3,258	24	0
	01/2024		1,204	CHF	1,049	44	0
	01/2024		2,117	CLP	1,856,239	0	(11)
	01/2024		1,018	GBP	804	7	0
	01/2024		939	HUF	323,906	0	(5)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024		7,629	JPY	1,077,100	15	0
	01/2024		5,749	MXN	100,079	119	0
	01/2024		2,133	PLN	8,877	123	0
	01/2024		1,043	SEK	10,900	38	0
	02/2024		105	EGP	3,779	0	(16)
	03/2024	ILS	2,403		$660	0	(5)
	03/2024	PEN	17,863		4,745	0	(72)
	03/2024		$2,097	CLP	1,867,039	13	0
	03/2024		296	IDR	4,590,161	2	0
	03/2024		2,750	PEN	10,241	18	(6)
	04/2024		3,189	BRL	15,683	13	0
	04/2024		2,167	TRY	72,787	41	0
DUB	01/2024	NGN	347,475		$565	221	0
	01/2024		$597	ZAR	11,333	22	0
	02/2024		736	EGP	26,495	0	(113)
	04/2024	EGP	26,051		$684	100	0
	04/2024		$525	EGP	20,748	0	(60)
GLM	01/2024	CAD	7,906		$5,829	0	(139)
	01/2024	CHF	3,870		4,416	0	(188)
	01/2024	DOP	1,204,718		21,118	465	0
	01/2024	HUF	886,924		2,391	0	(159)
	01/2024	MXN	427,234		24,356	0	(692)
	01/2024	NOK	2,990		289	0	(6)
	01/2024		$47,772	BRL	240,900	1,820	0
	01/2024		2,322	HUF	843,770	103	0
	01/2024		760	MXN	13,271	19	0
	01/2024		3,768	PLN	14,924	24	0
	01/2024		326	TRY	9,906	6	0
	01/2024		622	ZAR	11,803	22	0
	01/2024	ZAR	452,551		$24,217	0	(484)
	02/2024	BRL	60,194		11,785	0	(586)
	02/2024		$1,452	BRL	7,351	58	0
	02/2024		72	EGP	2,609	0	(11)
	03/2024	DOP	221,925		$3,880	83	0
	03/2024		$919	PEN	3,415	2	0
	03/2024		238	TRY	7,458	0	(2)
	04/2024	DOP	33,124		$576	12	0
	04/2024		$1,038	EGP	40,949	0	(120)
	07/2024	BRL	231,000		$46,006	0	(714)
JPM	01/2024	HUF	2,717,636		7,735	0	(97)
	01/2024	MXN	5,120		297	0	(3)
	01/2024	PLN	514		131	0	0
	01/2024		$261	MXN	4,852	24	0
	01/2024		85	NGN	70,295	0	(15)
	01/2024		1,815	TRY	53,869	0	(1)
	01/2024		898	ZAR	17,262	45	0
	02/2024	EGP	26,900		$772	140	0
	02/2024		$4,296	BRL	21,071	34	0
	02/2024		318	EGP	11,479	0	(49)
	02/2024		4,801	INR	401,118	8	0
	02/2024		241	TRY	7,355	0	(1)
	03/2024	AED	27,223		$7,418	1	0
	03/2024	CLP	1,099,233		1,219	0	(23)
	03/2024	CNH	835		116	0	(2)
	03/2024	SGD	574		433	0	(4)
	03/2024	THB	26,460		744	0	(36)
	03/2024	TWD	9,855		317	0	(9)
	03/2024		$138	INR	11,511	0	0
	04/2024		1,681	EGP	66,979	0	(179)
	06/2024	KRW	263,711		$202	0	(4)
MBC	01/2024	EUR	7,263		7,907	0	(112)
	01/2024	JPY	240,000		1,681	0	(22)
	01/2024		$326	AUD	491	9	0
	01/2024		1,787	CAD	2,428	46	0
	01/2024		6,714	HUF	2,463,090	365	0
	01/2024		799	NOK	8,665	54	0
	01/2024	ZAR	127,557		$6,674	0	(291)
	02/2024	JPY	490,000		3,452	0	(45)
	03/2024	PHP	71,487		1,277	0	(14)
	03/2024	TWD	18,526		595	0	(19)
	03/2024		$1,072	INR	89,321	0	(2)
	04/2024		771	EGP	30,994	0	(76)
MYI	01/2024	HUF	529,992		$1,506	0	(21)
	01/2024	MYR	1,752		375	0	(7)
	01/2024	NZD	245		153	0	(2)
	01/2024	PLN	3,599		868	0	(46)
	01/2024		$1,253	EUR	1,160	28	0
	01/2024		1,043	HUF	369,528	19	0
	01/2024		3,459	ZAR	65,039	93	0
	02/2024	EGP	65,485		$1,871	332	0
	02/2024		$991	EGP	35,816	0	(149)
	03/2024	IDR	5,022,605		$326	0	0
	03/2024		$302	CLP	264,848	0	(3)
	03/2024		331	EGP	11,871	0	(58)
	04/2024	EGP	30,449		$798	115	0
	04/2024		$865	EGP	34,520	0	(91)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

		06/2024	KRW	90,793		$70	0			(1)
		06/2024		$2,978	GBP	2,372	47			0
RBC		04/2024	MXN	622		$35	0			(1)
RYL		03/2024		$420	IDR	6,609,999	9			0
SCX		01/2024	JPY	404,500		$2,814	0			(57)
		01/2024	SEK	7,578		730	0			(22)
		01/2024		$355	NGN	291,810	0			(66)
		01/2024		356	TRY	10,547	0			0
		02/2024	MYR	433		$95	0			0
		02/2024		$381	EGP	13,731	0			(59)
		02/2024		94	MYR	434	1			0
		03/2024	AED	10,726		$2,923	0			0
		03/2024	THB	34,468		997	0			(19)
		03/2024		$331	EGP	11,875	0			(58)
		03/2024		3,420	IDR	52,890,300	15			0
		03/2024		300	INR	25,060	0			0
		04/2024		1,809	EGP	72,013	0			(195)
		04/2024		1,458	MYR	6,489	0			(33)
SSB		01/2024	CLP	2,179,695		$2,466	0			(6)
		03/2024	IDR	14,793,886		953	0			(8)
		03/2024		$315	IDR	4,905,627	4			0
UAG		01/2024	EUR	101,785		$111,960	0			(432)
		01/2024	GBP	11,362		14,379	0			(104)
		01/2024	HUF	117,069		312	0			(25)
		01/2024		$3,027	IDR	46,841,138	15			0
		01/2024		1,225	NOK	13,071	62			0
		01/2024		1,065	NZD	1,731	29			0
		01/2024		2,933	ZAR	55,994	124			0
		03/2024	CZK	158,173		$7,105	47			0
		03/2024	IDR	46,866,566		3,027	0			(17)

Total Forward Foreign Currency Contracts							$6,477		$(9,227)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Cost		Market Value

MYI	Put - OTC GBP versus USD				$1.160	06/12/2024	$30,046	$120		$64

Total Purchased Options							$120			$64

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	(1.000)%	Quarterly	12/20/2028	0.498%	$1,700	$(35)	$(4)	$0	$(39)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.960	2,200	72	(76)	0	(4)
	Saudi Government International Bond	(1.000)	Quarterly	12/20/2028	0.521	23,000	(348)	(159)	0	(507)
BPS	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.498	950	(19)	(3)	0	(22)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.960	900	29	(31)	0	(2)
BRC	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.960	900	24	(26)	0	(2)
GST	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.498	650	(13)	(2)	0	(15)
	South Korea Government International Bond	(1.000)	Quarterly	12/20/2028	0.268	13,800	(406)	(57)	0	(463)
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.160	600	(2)	(3)	0	(5)
JPM	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.498	4,000	(81)	(11)	0	(92)
	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.160	2,100	(3)	(15)	0	(18)
MYC	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.498	200	(4)	(1)	0	(5)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	2.002	100	17	(14)	3	0

							$(769)	$(402)	$3	$(1,174)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	2.018%	$800	$(121)	$71	$0	$(50)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.051	300	1	0	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.224	1,800	10	30	40	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	Indonesia Government International Bond	1.000	Quarterly	12/20/2028	0.706	7,200	(10)	108	98	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.106	21,200	(4)	101	97	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.304	1,300	12	10	22	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.130	600	(25)	20	0	(5)
	Qatar Government International Bond	1.000	Quarterly	12/20/2028	0.464	25,700	477	156	633	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.247	4,100	(809)	649	0	(160)
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	0.964	7,200	(496)	508	12	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.072	5,100	6	41	47	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.298	2,500	(46)	104	58	0
	China Government International Bond	1.000	Quarterly	12/20/2028	0.595	32,300	387	213	600	0
	Egypt Government International Bond	1.000	Quarterly	12/20/2024	8.459	700	(86)	38	0	(48)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	2,000	(5)	22	17	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.438	4,000	5	60	65	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.656	500	(11)	17	6	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.304	12,200	53	152	205	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	1.677	2,000	(177)	129	0	(48)
	South Africa Government International Bond	1.000	Quarterly	06/20/2028	1.871	2,600	(224)	134	0	(90)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.247	300	(59)	47	0	(12)
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2030	1.945	900	(125)	75	0	(50)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.051	6,300	20	11	31	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.224	10,100	96	128	224	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.298	10,700	(204)	453	249	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2028	0.706	5,000	1	67	68	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.304	7,000	52	66	118	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.140	11,200	121	(71)	50	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.183	3,876	41	(9)	32	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2027	0.964	700	(51)	52	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.072	300	1	2	3	0
	Panama Government International Bond	1.000	Quarterly	06/20/2024	0.360	3,100	5	5	10	0
	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.532	5,400	0	26	26	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.247	1,900	(377)	303	0	(74)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.075	14,000	0	1,217	1,217	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2026	1.068	300	(5)	5	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	300	(13)	11	0	(2)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.018	900	(136)	79	0	(57)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.224	9,400	91	118	209	0
	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2027	0.306	8,000	115	69	184	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2028	0.706	28,600	0	388	388	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	100	(1)	2	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.304	9,300	35	121	156	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.140	15,000	113	(47)	66	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.183	2,324	25	(6)	19	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.247	5,600	(1,093)	875	0	(218)
HUS	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.140	900	10	(6)	4	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.080	8,700	(195)	191	0	(4)
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.298	7,500	(133)	307	174	0
	Philippines Government International Bond	1.000	Quarterly	12/20/2028	0.625	6,000	62	42	104	0
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.587	2,800	(7)	55	48	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.140	21,900	283	(186)	97	0
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.072	2,700	7	18	25	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.224	6,600	38	109	147	0
	Egypt Government International Bond	1.000	Quarterly	12/20/2024	8.459	800	(108)	54	0	(54)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.106	1,300	(1)	7	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	3,500	(13)	43	30	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.563	2,400	(83)	118	35	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.782	1,400	(27)	40	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	1,400	(15)	23	8	0
	Panama Government International Bond	1.000	Quarterly	12/20/2025	0.849	5,000	12	4	16	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.304	11,400	14	178	192	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.318	2,200	32	11	43	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2028	0.464	2,500	38	24	62	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.140	11,100	60	(11)	49	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	4,200	(188)	162	0	(26)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	2.247	2,700	(534)	429	0	(105)
MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.304	1,200	10	10	20	0

							$(3,149)	$8,172	$6,026	$(1,003)

Total Swap Agreements							$(3,918)	$7,770	$6,029	$(2,177)

(o)

Securities with an aggregate market value of $3,343 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$29,954	$0	$29,954
Armenia
Sovereign Issues	0	3,691	0	3,691
Austria
Corporate Bonds & Notes	0	1,396	0	1,396
Azerbaijan
Corporate Bonds & Notes	0	7,630	0	7,630
Loan Participations and Assignments	0	0	496	496
Sovereign Issues	0	220	0	220
Bahrain
Sovereign Issues	0	8,282	0	8,282
Brazil
Corporate Bonds & Notes	0	40,456	0	40,456
Sovereign Issues	0	58,333	0	58,333
Cameroon
Sovereign Issues	0	5,976	0	5,976
Cayman Islands
Convertible Bonds & Notes	0	91	0	91
Corporate Bonds & Notes	0	20,158	0	20,158
Chile
Corporate Bonds & Notes	0	16,975	0	16,975
Sovereign Issues	0	10,697	0	10,697
China
Common Stocks	757	0	0	757
Corporate Bonds & Notes	0	32	0	32
Colombia
Corporate Bonds & Notes	0	5,810	0	5,810
Sovereign Issues	0	26,410	0	26,410
Costa Rica
Sovereign Issues	0	2,719	0	2,719
Dominican Republic
Sovereign Issues	0	67,125	0	67,125
Ecuador
Sovereign Issues	0	17,976	0	17,976
Egypt
Sovereign Issues	0	52,800	0	52,800
El Salvador
Sovereign Issues	0	7,172	0	7,172
Gabon
Sovereign Issues	0	293	0	293
Georgia
Corporate Bonds & Notes	0	185	0	185
Ghana
Sovereign Issues	0	11,580	0	11,580
Guatemala
Sovereign Issues	0	13,495	0	13,495
Hong Kong
Corporate Bonds & Notes	0	8,216	0	8,216
Sovereign Issues	0	2,288	0	2,288
Hungary
Sovereign Issues	0	23,875	0	23,875
India
Corporate Bonds & Notes	0	7,613	0	7,613
Indonesia
Corporate Bonds & Notes	0	48,699	0	48,699
Sovereign Issues	0	10,325	0	10,325
Ireland
Sovereign Issues	0	20,632	0	20,632
Israel
Corporate Bonds & Notes	0	12,176	0	12,176
U.S. Government Agencies	0	100	0	100
Ivory Coast
Loan Participations and Assignments	0	0	1,566	1,566
Sovereign Issues	0	10,185	0	10,185
Jamaica
Corporate Bonds & Notes	0	1,571	0	1,571
Jersey, Channel Islands
Corporate Bonds & Notes	0	14,572	0	14,572
Jordan
Sovereign Issues	0	4,361	0	4,361
Kazakhstan
Corporate Bonds & Notes	0	15,955	0	15,955
Sovereign Issues	0	1,274	0	1,274
Kenya
Sovereign Issues	0	5,565	0	5,565
Lebanon
Sovereign Issues	0	517	0	517
Luxembourg
Common Stocks	0	0	5,360	5,360
Corporate Bonds & Notes	0	51,768	933	52,701
Macedonia
Sovereign Issues	0	7,399	0	7,399
Malaysia
Corporate Bonds & Notes	0	6,119	0	6,119

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Mexico
Common Stocks	2	0	0	2
Corporate Bonds & Notes	0	70,590	0	70,590
Sovereign Issues	0	54,532	0	54,532
Mongolia
Sovereign Issues	0	512	0	512
Morocco
Corporate Bonds & Notes	0	4,712	0	4,712
Namibia
Sovereign Issues	0	1,882	0	1,882
Netherlands
Corporate Bonds & Notes	0	7,519	0	7,519
Nigeria
Corporate Bonds & Notes	0	7,938	0	7,938
Sovereign Issues	0	15,728	0	15,728
Oman
Sovereign Issues	0	20,633	0	20,633
Pakistan
Sovereign Issues	0	12,403	0	12,403
Panama
Corporate Bonds & Notes	0	10,959	0	10,959
Sovereign Issues	0	20,676	0	20,676
Paraguay
Sovereign Issues	0	4,389	0	4,389
Peru
Corporate Bonds & Notes	0	11,326	1,500	12,826
Sovereign Issues	0	1,311	0	1,311
Philippines
Corporate Bonds & Notes	0	3,251	0	3,251
Sovereign Issues	0	8,814	0	8,814
Poland
Sovereign Issues	0	15,407	0	15,407
Qatar
Corporate Bonds & Notes	0	17,143	0	17,143
Sovereign Issues	0	9,467	0	9,467
Romania
Sovereign Issues	0	35,558	0	35,558
Russia
Sovereign Issues	0	533	0	533
Saudi Arabia
Corporate Bonds & Notes	0	12,894	0	12,894
Sovereign Issues	0	30,994	0	30,994
Senegal
Sovereign Issues	0	5,278	0	5,278
Serbia
Loan Participations and Assignments	0	0	5,537	5,537
Sovereign Issues	0	18,179	0	18,179
Slovenia
Sovereign Issues	0	4,384	0	4,384
South Africa
Corporate Bonds & Notes	0	35,930	21,725	57,655
Sovereign Issues	0	25,663	0	25,663
South Korea
Corporate Bonds & Notes	0	9,577	0	9,577
Spain
Corporate Bonds & Notes	0	4,774	0	4,774
Sri Lanka
Sovereign Issues	0	7,205	0	7,205
Supranational
Corporate Bonds & Notes	0	6,010	0	6,010
Tanzania
Loan Participations and Assignments	0	0	7,975	7,975
Thailand
Corporate Bonds & Notes	0	2,640	0	2,640
Trinidad and Tobago
Sovereign Issues	0	2,802	0	2,802
Tunisia
Sovereign Issues	0	7,282	0	7,282
Turkey
Corporate Bonds & Notes	0	3,819	0	3,819
Loan Participations and Assignments	0	8,285	0	8,285
Sovereign Issues	0	61,160	0	61,160
Ukraine
Corporate Bonds & Notes	0	787	0	787
Sovereign Issues	0	10,661	0	10,661
United Arab Emirates
Corporate Bonds & Notes	0	17,050	0	17,050
Loan Participations and Assignments	0	0	10,876	10,876
Sovereign Issues	0	2,278	0	2,278
United Kingdom
Corporate Bonds & Notes	0	12,051	0	12,051
Non-Agency Mortgage-Backed Securities	0	14,237	0	14,237
United States
Asset-Backed Securities	0	14,166	63	14,229
Common Stocks	0	0	311	311
Corporate Bonds & Notes	0	12,220	0	12,220

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Loan Participations and Assignments	0	0	18,046	18,046
Non-Agency Mortgage-Backed Securities	0	50,889	26	50,915
U.S. Government Agencies	0	26,003	0	26,003
U.S. Treasury Obligations	0	67,069	0	67,069
Uruguay
Sovereign Issues	0	201	0	201
Uzbekistan
Corporate Bonds & Notes	0	186	0	186
Sovereign Issues	0	4,896	0	4,896
Venezuela
Corporate Bonds & Notes	0	8,276	0	8,276
Sovereign Issues	0	12,643	0	12,643
Vietnam
Sovereign Issues	0	1,099	0	1,099
Virgin Islands (British)
Corporate Bonds & Notes	0	3,338	0	3,338
Short-Term Instruments
Certificates of Deposit	0	13,128	0	13,128
Repurchase Agreements	0	106,379	0	106,379
Hungary Treasury Bills	0	15,441	0	15,441

$759	$1,637,823	$74,414	$1,712,996
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$254	$0	$0	$254

Total Investments	$1,013	$1,637,823	$74,414	$1,713,250

Short Sales, at Value - Liabilities
Egypt
Sovereign Issues	0	(22,593)	0	(22,593)
Romania
Sovereign Issues	0	(18,563)	0	(18,563)
South Africa
Corporate Bonds & Notes	0	(6,136)	0	(6,136)
United States
U.S. Treasury Obligations	0	(60,448)	0	(60,448)

$0	$(107,740)	$0	$(107,740)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	407	781	0	1,188
Over the counter	0	11,353	1,217	12,570

$407	$12,134	$1,217	$13,758
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(448)	0	(456)
Over the counter	0	(11,404)	0	(11,404)

$(8)	$(11,852)	$0	$(11,860)

Total Financial Derivative Instruments	$399	$282	$1,217	$1,898

Totals	$1,412	$1,530,365	$75,631	$1,607,408

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (2)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$731	$(250)	$0	$6	$9	$0	$0	$496	$9
Cayman Islands
Corporate Bonds & Notes	3,674	0	(370)	12	16	14	0	(3,346)	0	0
Ivory Coast
Loan Participations and Assignments	1,722	0	(225)	1	(24)	92	0	0	1,566	59
Luxembourg
Common Stocks	0	3,100	0	0	0	2,260	0	0	5,360	2,260
Corporate Bonds & Notes	1,017	0	(82)	9	2	(13)	0	0	933	(12)
Mexico	0	0	0	0	0	0	0	0	0	0
Peru
Corporate Bonds & Notes	0	1,484	0	0	0	16	0	0	1,500	16

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Qatar
Loan Participations and Assignments	3,895	0	(3,900)	7	0	(2)	0	0	0	0
Russia
Sovereign Issues	1,271	4,000	(11,653)	(21)	(11,584)	18,282	0	(295)	0	0
Serbia
Loan Participations and Assignments	0	5,385	0	0	0	152	0	0	5,537	152
South Africa
Corporate Bonds & Notes	22,279	0	0	0	0	(554)	0	0	21,725	(554)
Tanzania
Loan Participations and Assignments	0	3,184	0	0	0	129	4,662	0	7,975	129
Turkey
Loan Participations and Assignments	17,328	0	(9,293)	58	(1,295)	1,487	0	(8,285)	0	0
United Arab Emirates
Loan Participations and Assignments	10,716	0	0	(35)	0	195	0	0	10,876	195
United States
Asset-Backed Securities	0	0	0	0	0	0	63	0	63	0
Common Stocks	311	0	0	0	0	0	0	0	311	0
Loan Participations and Assignments	18,513	0	(481)	1	1	12	0	0	18,046	(19)
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	26	0	26	0

	$80,726	$17,884	$(26,254)	$32	$(12,878)	$22,079	$4,751	$(11,926)	$74,414	$2,235
Financial Derivative Instruments - Assets
Over the counter	$5	$0	$0	$0	$0	$1,212	$0	$0	$1,217	$1,051

Financial Derivative Instruments - Liabilities
Over the counter	$(7)	$14	$0	$0	$0	$(7)	$0	$0	$0	$0

Totals	$80,724	$17,898	$(26,254)	$32	$(12,878)	$23,284	$4,751	$(11,926)	$75,631	$3,286

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments		$496	Discounted Cash Flow			Discount Rate			0.036	—
Ivory Coast
Loan Participations and Assignments		1,566	Indicative Market Quotation			Broker Quote			96.500	—
Luxembourg
Common Stocks		5,360	Indicative Market Quotation			Broker Quote			$24.833	—
Corporate Bonds & Notes		933	Discounted Cash Flow			Discount Rate			14.930	—
Peru
Corporate Bonds & Notes		1,500	Proxy Pricing			Base Price			100.000	—
Serbia
Loan Participations and Assignments		5,537	Discounted Cash Flow			Discount Rate			8.064	—
South Africa
Corporate Bonds & Notes		21,725	Discounted Cash Flow			Discount Rate			9.480	—
Tanzania
Loan Participations and Assignments		3,313	Proxy Pricing			Base Price			99.250	—
		4,662	Third Party Vendor			Broker Quote			99.250	—
United Arab Emirates
Loan Participations and Assignments		10,876	Third Party Vendor			Broker Quote			101.750	—
United States
Asset-Backed Securities		63	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Common Stocks		311	Comparable Companies			EBITDA Multiple		X	4.300	—
Loan Participations and Assignments		4,894	Indicative Market Quotation			Broker Quote			90.000	—
		13,152	Proxy Pricing			Base Price			98.000	—
Non-Agency Mortgage-Backed Securities		26	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Financial Derivative Instruments - Assets
Over the counter		1,217	Indicative Market Quotation			Broker Quote			7.505	—

Total		$75,631

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2023 (Unaudited)

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.7% ¤
ARGENTINA 0.7%
CORPORATE BONDS & NOTES 0.7%
MSU Energy SA 6.875% due 02/01/2025		$300	$229
YPF SA 6.950% due 07/21/2027		500	448

			677

SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		6	2
3.625% due 07/09/2035 þ		3	1

			3

Total Argentina (Cost $677)			680

AZERBAIJAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$234	238

Total Azerbaijan (Cost $249)			238

BERMUDA 0.6%
CORPORATE BONDS & NOTES 0.6%
Credicorp Ltd. 2.750% due 06/17/2025		$400	382
Geopark Ltd. 5.500% due 01/17/2027		200	177

Total Bermuda (Cost $583)			559

BRAZIL 3.2%
CORPORATE BONDS & NOTES 3.2%
Banco BTG Pactual SA 4.500% due 01/10/2025		$200	197
Banco General SA 8.500% due 07/29/2026	MXN	7,000	388
Braskem Netherlands Finance BV 8.500% due 01/12/2031		$200	186
CSN Inova Ventures 6.750% due 01/28/2028		500	489
CSN Resources SA 8.875% due 12/05/2030		200	209
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (d)(f)		1,122	38
Rede D'or Finance SARL 4.500% due 01/22/2030		200	181
Suzano Austria GmbH 3.125% due 01/15/2032		400	332
Vale Overseas Ltd.
3.750% due 07/08/2030		300	276
6.875% due 11/21/2036		200	219
Vale SA 0.000% due 12/29/2049 ~(f)	BRL	5,700	415

			2,930

		SHARES
WARRANTS 0.0%
OAS SA - Exp. 01/21/2039 «(h)		131,712	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Brazil (Cost $3,089)		2,930

	PRINCIPAL AMOUNT (000s)
CANADA 0.7%
CORPORATE BONDS & NOTES 0.7%
Canacol Energy Ltd. 5.750% due 11/24/2028	$400	292
First Quantum Minerals Ltd. 6.875% due 10/15/2027	400	341

Total Canada (Cost $738)		633

CAYMAN ISLANDS 11.5%
CONVERTIBLE BONDS & NOTES 0.2%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (a)	$98	7
Wynn Macau Ltd. 4.500% due 03/07/2029	200	205

		212

CORPORATE BONDS & NOTES 11.3%
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	500	444
Emaar Sukuk Ltd. 3.635% due 09/15/2026	500	479
EMG SUKUK Ltd. 4.564% due 06/18/2024	300	298
Fab Sukuk Co. Ltd. 2.500% due 01/21/2025	500	485
Health & Happiness International Holdings Ltd. 5.625% due 10/24/2024	400	388
IHS Holding Ltd. 5.625% due 11/29/2026	500	436
IIRSA Norte Finance Ltd. 8.750% due 05/30/2024	2	2
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(b)	400	14
Longfor Group Holdings Ltd. 4.500% due 01/16/2028	200	104
Melco Resorts Finance Ltd.
5.375% due 12/04/2029	400	354
5.625% due 07/17/2027	550	516
5.750% due 07/21/2028	300	278
MGM China Holdings Ltd. 5.375% due 05/15/2024	500	498
Odebrecht Holdco Finance Ltd. 0.000% due 09/10/2058 (d)	2,121	2
OEC Finance Ltd. (4.375% PIK) 4.375% due 10/25/2029 (a)	184	9
OEC Finance Ltd. (5.250% PIK) 5.250% due 12/27/2033 (a)	1,264	54
OEC Finance Ltd. (7.125% PIK) 7.125% due 12/26/2046 (a)	766	48
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025 ^	800	71
QNB Finance Ltd.
1.375% due 01/26/2026	300	278
2.625% due 05/12/2025	1,100	1,058
2.750% due 02/12/2027	300	280
Sable International Finance Ltd. 5.750% due 09/07/2027	200	189
Sands China Ltd.
3.500% due 08/08/2031	200	168
4.625% due 06/18/2030	600	547
5.375% due 08/08/2025	400	395
5.650% due 08/08/2028	600	595
Saudi Electricity Sukuk Programme Co. 5.684% due 04/11/2053	200	206
Seazen Group Ltd. 4.450% due 07/13/2025	500	148
SNB Funding Ltd.
2.750% due 10/02/2024	400	391
2.900% due 01/29/2027	600	563
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2025 (a)	32	3

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2026 (a)	32	3
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)	65	5
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)	97	4
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)	97	5
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)	46	2
Wynn Macau Ltd.
4.875% due 10/01/2024	400	395
5.500% due 01/15/2026	300	293
Zhongsheng Group Holdings Ltd. 3.000% due 01/13/2026	400	373

		10,381

Total Cayman Islands (Cost $14,238)		10,593

CHILE 4.1%
CORPORATE BONDS & NOTES 3.5%
Alfa Desarrollo SpA 4.550% due 09/27/2051	$596	466
Banco de Chile 2.990% due 12/09/2031	800	690
Banco de Credito e Inversiones SA 3.500% due 10/12/2027	300	284
Banco Santander Chile 2.700% due 01/10/2025 (j)	800	779
Celulosa Arauco y Constitucion SA 5.500% due 04/30/2049	300	259
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	52	50
Inversiones CMPC SA 3.000% due 04/06/2031	300	255
Sociedad Quimica y Minera de Chile SA 6.500% due 11/07/2033	400	425

		3,208

SOVEREIGN ISSUES 0.6%
Chile Government International Bond 4.340% due 03/07/2042	600	538

Total Chile (Cost $3,876)		3,746

CHINA 0.5%
	SHARES
COMMON STOCKS 0.1%
Sunac Services Holdings Ltd.	261,529	63

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.4%
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)	$400	2
Yunda Holding Investment Ltd. 2.250% due 08/19/2025	400	366

		368

Total China (Cost $861)		431

COLOMBIA 1.5%
CORPORATE BONDS & NOTES 1.2%
Ecopetrol SA
4.625% due 11/02/2031	$700	594
5.875% due 05/28/2045	550	435

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

8.625% due 01/19/2029		100	107

			1,136

SOVEREIGN ISSUES 0.3%
Colombia Government International Bond 7.500% due 02/02/2034		300	317

Total Colombia (Cost $1,707)			1,453

CZECH REPUBLIC 0.3%
CORPORATE BONDS & NOTES 0.3%
EP Infrastructure AS 2.045% due 10/09/2028	EUR	300	278

Total Czech Republic (Cost $266)			278

DOMINICAN REPUBLIC 1.0%
SOVEREIGN ISSUES 1.0%
Dominican Republic Central Bank Notes 13.000% due 12/05/2025	DOP	14,800	267
Dominican Republic International Bond
7.050% due 02/03/2031		$200	211
11.250% due 09/15/2035	DOP	24,000	447

Total Dominican Republic (Cost $873)			925

FRANCE 0.2%
CORPORATE BONDS & NOTES 0.2%
BNP Paribas SA 7.750% due 08/16/2029 (f)(g)		$200	205

Total France (Cost $197)			205

GUATEMALA 0.6%
CORPORATE BONDS & NOTES 0.6%
CT Trust 5.125% due 02/03/2032		$600	525

Total Guatemala (Cost $589)			525

HONG KONG 2.1%
CORPORATE BONDS & NOTES 2.1%
AIA Group Ltd.
3.600% due 04/09/2029		$600	568
5.625% due 10/25/2027		300	310
Fortune Star BVI Ltd. 3.950% due 10/02/2026	EUR	300	212
Huarong Finance Co. Ltd. 5.500% due 01/16/2025		$300	297
Lenovo Group Ltd. 3.421% due 11/02/2030 (j)		500	442
Yanlord Land HK Co. Ltd. 5.125% due 05/20/2026		200	116

Total Hong Kong (Cost $1,999)			1,945

HUNGARY 0.2%
CORPORATE BONDS & NOTES 0.2%
OTP Bank Nyrt 8.750% due 05/15/2033		$200	207

Total Hungary (Cost $198)			207

INDIA 3.3%
CORPORATE BONDS & NOTES 3.3%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$262	215
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		400	360
JSW Steel Ltd. 5.050% due 04/05/2032		600	517
ONGC Videsh Vankorneft Pte. Ltd. 3.750% due 07/27/2026		500	484

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Reliance Industries Ltd. 2.875% due 01/12/2032		600	515
ReNew Pvt Ltd. 5.875% due 03/05/2027		200	191
ReNew Wind Energy AP2 4.500% due 07/14/2028		250	222
Shriram Finance Ltd. 4.150% due 07/18/2025		234	224
State Bank of India 1.800% due 07/13/2026		300	277

Total India (Cost $3,216)			3,005

INDONESIA 4.3%
CORPORATE BONDS & NOTES 4.3%
Bank Mandiri Persero Tbk PT 4.750% due 05/13/2025		$400	397
Bank Negara Indonesia Persero Tbk PT 3.750% due 03/30/2026 (g)		500	478
Cikarang Listrindo Tbk PT 4.950% due 09/14/2026		300	288
Freeport Indonesia PT
4.763% due 04/14/2027		600	592
6.200% due 04/14/2052		400	397
Indofood CBP Sukses Makmur Tbk PT 3.398% due 06/09/2031		300	260
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039		322	311
Medco Maple Tree Pte Ltd. 8.960% due 04/27/2029		500	509
Pertamina Persero PT 5.625% due 05/20/2043		400	406
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375% due 02/05/2030		400	366

Total Indonesia (Cost $4,066)			4,004

IRELAND 0.3%
CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC 6.100% due 01/15/2027		$150	153
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(b)(g)		900	54
Sovcombank Via SovCom Capital DAC 3.400% due 01/26/2025 ^ (b)		800	22

Total Ireland (Cost $1,847)			229

ISRAEL 3.4%
CORPORATE BONDS & NOTES 3.4%
Bank Hapoalim BM 3.255% due 01/21/2032 •(g)		$500	435
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(g)		700	689
Energian Israel Finance Ltd. 5.375% due 03/30/2028		400	353
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		300	255
4.250% due 08/14/2028		800	751
Leviathan Bond Ltd.
6.125% due 06/30/2025		200	194
6.500% due 06/30/2027		500	472

Total Israel (Cost $3,395)			3,149

ITALY 0.2%
CORPORATE BONDS & NOTES 0.2%
Nexi SpA 2.125% due 04/30/2029	EUR	200	195

Total Italy (Cost $176)			195

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	200	221
9.152% due 01/28/2029 •		200	221

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Jersey, Channel Islands (Cost $448)			442

KAZAKHSTAN 1.5%
CORPORATE BONDS & NOTES 1.5%
KazMunayGas National Co. JSC 6.375% due 10/24/2048		$1,100	1,038
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		400	331

Total Kazakhstan (Cost $1,338)			1,369

LUXEMBOURG 2.2%
CORPORATE BONDS & NOTES 2.2%
Andrade Gutier International SA (9.000% Cash or 10.500% PIK) 9.000% due 12/28/2029 (a)		$1	0
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		400	411
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038		300	313
Guara Norte SARL 5.198% due 06/15/2034		514	469
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		400	394
Severstal OAO Via Steel Capital SA 3.150% due 09/16/2024 ^«(b)		700	33
TMS Issuer SARL 5.780% due 08/23/2032		200	209
Unigel Luxembourg SA 8.750% due 10/01/2026 ^		600	164

Total Luxembourg (Cost $3,124)			1,993

MALAYSIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Axiata Spv5 Labuan Ltd. 3.064% due 08/19/2050		$400	277
Misc Capital Two Labuan Ltd. 3.625% due 04/06/2025		500	489
Petronas Capital Ltd. 3.404% due 04/28/2061		400	288

			1,054

SOVEREIGN ISSUES 0.0%
Malaysia Government Investment Issue
3.465% due 10/15/2030	MYR	70	15
4.245% due 09/30/2030		70	16

			31

Total Malaysia (Cost $1,022)			1,085

MAURITIUS 0.9%
CORPORATE BONDS & NOTES 0.9%
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		$400	392
India Green Energy Holdings 5.375% due 04/29/2024		400	396

Total Mauritius (Cost $800)			788

MEXICO 5.4%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(c)		172,487	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.4%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$700	677

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Banco Mercantil del Norte SA 5.875% due 01/24/2027 •(f)(g)		400	369
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		1,000	999
BBVA Bancomer SA 4.375% due 04/10/2024		700	696
Cibanco SA Ibm 4.962% due 07/18/2029		500	478
Grupo Bimbo SAB de CV 4.000% due 09/06/2049		300	242
Industrias Penoles SAB de CV 4.750% due 08/06/2050		500	404
Metalsa SA de CV 3.750% due 05/04/2031		500	412
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032		500	465
Trust Fibra Uno 6.390% due 01/15/2050		300	243

			4,985

Total Mexico (Cost $6,571)			4,985

MOROCCO 1.0%
CORPORATE BONDS & NOTES 1.0%
OCP SA
5.125% due 06/23/2051		$800	609
6.875% due 04/25/2044		300	286

Total Morocco (Cost $1,048)			895

MULTINATIONAL 1.0%
CORPORATE BONDS & NOTES 1.0%
ATP Tower Holdings LLC 4.050% due 04/27/2026		$400	364
GEMS MENASA Cayman Ltd. 7.125% due 07/31/2026		200	197
JBS USA LUX SA 6.750% due 03/15/2034		300	316

Total Multinational (Cost $874)			877

NETHERLANDS 3.4%
CORPORATE BONDS & NOTES 3.4%
IHS Netherlands Holdco BV 8.000% due 09/18/2027		$200	179
Metinvest BV 5.625% due 06/17/2025	EUR	300	262
NE Property BV 1.875% due 10/09/2026		500	505
Prosus NV
3.061% due 07/13/2031		$500	404
3.257% due 01/19/2027		300	277
3.832% due 02/08/2051		200	126
4.987% due 01/19/2052		500	376
Teva Pharmaceutical Finance Netherlands BV 3.750% due 05/09/2027	EUR	900	961

Total Netherlands (Cost $3,440)			3,090

NIGERIA 0.3%
CORPORATE BONDS & NOTES 0.3%
SEPLAT Energy PLC 7.750% due 04/01/2026		$300	277

Total Nigeria (Cost $306)			277

PANAMA 0.4%
CORPORATE BONDS & NOTES 0.2%
Telecomunicaciones Digitales SA 4.500% due 01/30/2030		$200	173

SOVEREIGN ISSUES 0.2%
Panama Government International Bond 6.875% due 01/31/2036		200	200

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Panama (Cost $371)			373

PARAGUAY 0.3%
CORPORATE BONDS & NOTES 0.3%
Telefonica Celular del Paraguay SA 5.875% due 04/15/2027		$300	293

Total Paraguay (Cost $275)			293

PERU 2.9%
CORPORATE BONDS & NOTES 2.8%
Banco de Credito del Peru SA 2.700% due 01/11/2025		$800	777
Banco Internacional del Peru SAA Interbank 3.250% due 10/04/2026		600	566
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043 «	PEN	500	136
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.550% due 09/18/2033		$200	219
InRetail Consumer 3.250% due 03/22/2028		800	719
Peru LNG SRL 5.375% due 03/22/2030		200	166

			2,583

SOVEREIGN ISSUES 0.1%
Peru Government International Bond 7.300% due 08/12/2033	PEN	400	113

Total Peru (Cost $2,832)			2,696

PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.4%
Petron Corp. 5.950% due 04/19/2026 •(f)		$200	187
SMC Global Power Holdings Corp. 5.450% due 12/09/2026 •(f)		200	160

Total Philippines (Cost $294)			347

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Bank Gospodarstwa Krajowego 6.250% due 10/31/2028		$200	211

Total Poland (Cost $205)			211

QATAR 0.7%
CORPORATE BONDS & NOTES 0.7%
Nakilat, Inc. 6.067% due 12/31/2033		$259	267
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.332% due 09/30/2027		355	363

Total Qatar (Cost $669)			630

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bond 4.625% due 04/03/2049	EUR	400	372

Total Romania (Cost $306)			372

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ALROSA Finance SA 3.100% due 06/25/2027 ^«(b)		$800	48

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Russia (Cost $808)			48

SAUDI ARABIA 2.4%
CORPORATE BONDS & NOTES 1.8%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$900	775
4.250% due 04/16/2039		1,000	897

			1,672

SOVEREIGN ISSUES 0.6%
Saudi Government International Bond 4.875% due 07/18/2033		500	511

Total Saudi Arabia (Cost $2,284)			2,183

SINGAPORE 1.3%
CORPORATE BONDS & NOTES 1.3%
BOC Aviation Ltd. 1.750% due 01/21/2026		$600	561
GLP Pte. Ltd.
3.875% due 06/04/2025		200	133
4.500% due 05/17/2026 •(f)		200	64
Medco Oak Tree Pte. Ltd. 7.375% due 05/14/2026		400	398

Total Singapore (Cost $1,232)			1,156

SOUTH AFRICA 3.5%
		SHARES
COMMON STOCKS 0.2%
Petra Diamonds Ltd. (c)		218,666	195

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.3%
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$400	360
3.750% due 10/01/2030		200	174
6.500% due 04/15/2040		200	196
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	18,200	990
Sasol Financing USA LLC
5.875% due 03/27/2024		$400	398
6.500% due 09/27/2028		1,000	954

			3,072

Total South Africa (Cost $3,611)			3,267

SOUTH KOREA 5.1%
CORPORATE BONDS & NOTES 4.9%
Hana Bank 3.250% due 03/30/2027		$400	383
Kookmin Bank 2.500% due 11/04/2030 (g)		700	584
Korea Southern Power Co. Ltd. 5.375% due 09/21/2026		300	303
LG Energy Solution Ltd. 5.750% due 09/25/2028		200	206
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026 (g)		500	483
Shinhan Card Co. Ltd. 2.500% due 01/27/2027		400	369
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		800	744
SK Hynix, Inc.
1.500% due 01/19/2026		400	369
6.375% due 01/17/2028		200	207
SK On Co. Ltd. 5.375% due 05/11/2026		400	403

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Woori Bank
4.750% due 04/30/2024 (g)		200	199
5.125% due 08/06/2028 (g)		300	296

			4,546

SOVEREIGN ISSUES 0.2%
Korea Electric Power Corp. 5.375% due 04/06/2026		200	202

Total South Korea (Cost $4,891)			4,748

THAILAND 0.9%
CORPORATE BONDS & NOTES 0.9%
Bangkok Bank PCL 4.300% due 06/15/2027		$600	588
Kasikornbank PCL 3.343% due 10/02/2031 •(g)		300	276

			864

SOVEREIGN ISSUES 0.0%
Thailand Government International Bond
3.300% due 06/17/2038	THB	30	1
3.350% due 06/17/2033		40	1
3.450% due 06/17/2043		20	1

			3

Total Thailand (Cost $869)			867

TURKEY 2.9%
CORPORATE BONDS & NOTES 2.0%
Arcelik AS 8.500% due 09/25/2028		$200	211
Mersin Uluslararasi Liman Isletmeciligi AS 8.250% due 11/15/2028		400	418
TAV Havalimanlari Holding AS 8.500% due 12/07/2028		200	205
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		467	442
Yapi ve Kredi Bankasi AS 9.250% due 10/16/2028		500	531

			1,807

SOVEREIGN ISSUES 0.9%
Turkey Government International Bond 9.375% due 01/19/2033		300	340
Turkiye Ihracat Kredi Bankasi AS 9.375% due 01/31/2026		500	524

			864

Total Turkey (Cost $2,517)			2,671

UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
4.375% due 01/27/2032	EUR	200	46
7.750% due 09/01/2026		$200	56

Total Ukraine (Cost $365)			102

UNITED ARAB EMIRATES 4.3%
CORPORATE BONDS & NOTES 4.3%
Abu Dhabi Commercial Bank PJSC 3.500% due 03/31/2027		$400	381
Abu Dhabi National Energy Co. PJSC 2.000% due 04/29/2028		600	542
First Abu Dhabi Bank PJSC
4.375% due 04/24/2028		200	197
5.125% due 10/13/2027		500	504
Kuwait Projects Co. SPC Ltd. 4.500% due 02/23/2027		500	441
Masdar Abu Dhabi Future Energy Co. 4.875% due 07/25/2033		500	496
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		200	212

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NBK SPC Ltd. 1.625% due 09/15/2027 •		1,300	1,179

Total United Arab Emirates (Cost $4,052)			3,952

UNITED KINGDOM 2.4%
CORPORATE BONDS & NOTES 2.1%
Antofagasta PLC
2.375% due 10/14/2030		$200	164
5.625% due 05/13/2032		300	302
Endeavour Mining PLC 5.000% due 10/14/2026		200	185
Fresnillo PLC 4.250% due 10/02/2050		500	383
Standard Chartered PLC
6.170% due 01/09/2027 •		300	305
7.767% due 11/16/2028 •		400	432
WE Soda Investments Holding PLC 9.500% due 10/06/2028		200	207

			1,978

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canada Square Funding PLC 6.070% due 01/17/2059 •	GBP	83	105
Rochester Financing PLC 5.920% due 12/18/2044 •		58	74
Tower Bridge Funding PLC 5.940% due 12/20/2063 •		49	62

			241

Total United Kingdom (Cost $2,285)			2,219

UNITED STATES 9.6%
ASSET-BACKED SECURITIES 0.9%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		$216	112
Countrywide Asset-Backed Certificates Trust 5.690% due 09/25/2037 •		16	17
JP Morgan Mortgage Acquisition Corp. 6.445% due 12/25/2035 •		700	639
NovaStar Mortgage Funding Trust 5.670% due 09/25/2037 •		84	81

			849

CORPORATE BONDS & NOTES 3.9%
Bimbo Bakeries USA, Inc. 6.050% due 01/15/2029		200	210
Cantor Fitzgerald LP 7.200% due 12/12/2028		200	205
Goldman Sachs Group, Inc. 3.272% due 09/29/2025 •		200	197
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		200	202
Hikma Finance USA LLC 3.250% due 07/09/2025		700	672
Invepar Holdings LLC 1.000% due 12/31/2049 «(h)		158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026		700	666
Rio Oil Finance Trust
8.200% due 04/06/2028		525	538
9.750% due 01/06/2027		185	192
Stillwater Mining Co. 4.000% due 11/16/2026		600	535
Wells Fargo & Co. 2.406% due 10/30/2025 •		200	195

			3,612

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
Ecopetrol SA TBD% due 08/16/2024 «		1,000	981

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.700% due 10/25/2035 •		240	221

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Citigroup Mortgage Loan Trust 4.546% due 08/25/2036 ~		158	139

			360

U.S. GOVERNMENT AGENCIES 2.1%
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2054		250	237
4.500% due 02/01/2054		250	242
5.000% due 02/01/2054		1,200	1,188
5.500% due 02/01/2054		250	251

			1,918

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bonds
1.375% due 11/15/2040		900	598
3.000% due 05/15/2045		600	495

			1,093

Total United States (Cost $9,272)			8,813

VIRGIN ISLANDS (BRITISH) 1.9%
CORPORATE BONDS & NOTES 1.9%
Gerdau Trade, Inc. 4.875% due 10/24/2027		$200	197
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		500	514
NWD Finance BVI Ltd. 4.125% due 03/10/2028 (f)		400	218
OAS Restructuring BVI Ltd. 5.000% due 03/31/2035 «(h)	BRL	356	4
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		$324	325
Studio City Co. Ltd. 7.000% due 02/15/2027		500	492

Total Virgin Islands (British) (Cost $1,796)			1,750

SHORT-TERM INSTRUMENTS 1.6%
CERTIFICATES OF DEPOSIT 0.5%
Banco Davivienda SA
13.183% due 05/17/2026	COP	160,000	44
13.455% due 06/13/2025		854,000	227
Bancolombia SA
10.388% due 04/20/2026		333,500	86
13.546% due 07/18/2025		323,000	87

			444

REPURCHASE AGREEMENTS (i) 0.4%			403

SHORT-TERM NOTES 0.2%
Digicel International Finance Ltd. 8.750% due 05/25/2024		$194	181

HUNGARY TREASURY BILLS 0.5%
10.900% due 01/04/2024 (d)(e)	HUF	162,000	467

Total Short-Term Instruments (Cost $1,486)			1,495

Total Investments in Securities (Cost $102,231)			89,924

		SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III		325,189	3,163

Total Short-Term Instruments (Cost $3,160)			3,163

Total Investments in Affiliates (Cost $3,160)			3,163

Total Investments 101.1% (Cost $105,391)			$93,087
Financial Derivative Instruments (k)(l) (0.1)%(Cost or Premiums, net $(173))			(103)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Other Assets and Liabilities, net (1.0)%	(897)

Net Assets 100.0%	$92,087

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Invepar Holdings LLC 1.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS Restructuring BVI Ltd. 5.000% due 03/31/2035	04/30/2019	15	4	0.00
OAS SA - Exp. 01/21/2039	04/30/2019	0	0	0.00

$15	$4	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$403	U.S. Treasury Notes 4.875% due 11/30/2025	$(411)	$403	$403

Total Repurchase Agreements	$(411)	$403	$403

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	4.050%	09/28/2023	TBD(3)	$(165)	$(166)
SCX	5.570	09/13/2023	TBD(3)	(359)	(366)

Total Reverse Repurchase Agreements	$(532)

(j)	Securities with an aggregate market value of $566 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(646) at a weighted average interest rate of 4.850%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2024	10	$1,317	$21	$0	$(5)
U.S. Treasury 2-Year Note March Futures	03/2024	35	7,207	69	4	0
U.S. Treasury 5-Year Note March Futures	03/2024	58	6,309	157	5	0
U.S. Treasury 10-Year Note March Futures	03/2024	11	1,242	40	0	0

$287	$9	$(5)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2024	1	$(151)	$(5)	$1	$0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	8	(944)	(41)	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	9	(1,202)	(93)	5	0

$(139)	$7	$0

Total Futures Contracts	$148	$16	$(5)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	1.875%	EUR	200	$13	$4	$17	$0	$0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2028	3.088	200	2	15	17	0	0

$15	$19	$34	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-39 5-Year Index	1.000%	Quarterly	06/20/2028	$400	$(18)	$10	$(8)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	2,000	(98)	41	(57)	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,200	16	8	24	0	0
iTraxx Crossover 40 5-Year Index	5.000	Quarterly	12/20/2028	EUR	700	27	35	62	2	0
iTraxx Europe Main 40 5-Year Index	1.000	Quarterly	12/20/2028	1,100	14	10	24	1	0

$(59)	$104	$45	$3	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day THB-THOR Compounded-OIS	2.500%	Quarterly	03/20/2026	THB	7,750	$0	$1	$1	$0	$0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	03/20/2029	3,390	(1)	(1)	(2)	0	0
Pay	1-Year BRL-CDI	12.131	Maturity	01/04/2027	BRL	3,500	28	5	33	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027	ZAR	8,100	0	8	8	1	0
Pay	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027	24,300	(38)	13	(25)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,600	(13)	43	30	1	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	16	19	1	0
Receive	6-Month PLN-WIBOR	4.930	Annual	06/29/2028	PLN	900	1	(11)	(10)	1	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	28-Day MXN-TIIE	8.207	Lunar	06/19/2028	MXN	3,700	1	(5)	(4)	0	0

$(19)	$69	$50	$4	$(3)

Total Swap Agreements	$(63)	$192	$129	$7	$(4)

Cash of $1,077 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	CAD	24	$18	$0	$0
01/2024	COP	1,524,193	379	0	(14)
01/2024	HUF	24,172	65	0	(4)
01/2024	NZD	284	173	0	(7)
01/2024	PEN	453	122	0	0
01/2024	PLN	309	74	0	(5)
01/2024	$399	COP	1,524,193	0	(6)
01/2024	72	PLN	298	4	0
03/2024	COP	1,524,193	$393	5	0
03/2024	$45	INR	3,738	0	0
04/2024	MYR	3,608	$788	0	(4)
04/2024	$787	MYR	3,629	10	0
BPS	01/2024	BRL	2,589	$528	0	(5)
01/2024	EUR	90	98	0	(1)
01/2024	HUF	51,602	147	0	(2)
01/2024	JPY	2,600	18	0	(1)
01/2024	PLN	589	138	0	(12)
01/2024	$109	CAD	148	3	0
01/2024	106	HUF	37,279	1	0
01/2024	209	JPY	30,800	9	0
01/2024	59	PLN	256	7	0
01/2024	53	ZAR	1,003	2	0
02/2024	TWD	972	$31	0	(2)
03/2024	CLP	64,062	74	2	0
03/2024	IDR	1,301,764	84	0	(1)
03/2024	PEN	308	83	0	0
03/2024	THB	1,614	46	0	(2)
03/2024	TWD	703	23	0	(1)
03/2024	$62	IDR	978,481	2	0
03/2024	74	ILS	267	0	0
03/2024	155	INR	12,982	0	0
03/2024	55	PEN	207	1	0
06/2024	64	KRW	82,315	0	0
BRC	01/2024	16	TRY	493	0	0
03/2024	HKD	567	$73	0	0
04/2024	$228	TRY	7,267	0	(2)
BSH	01/2024	BRL	1,900	$381	0	(10)
CBK	01/2024	299	61	0	0
01/2024	CAD	49	37	0	0
01/2024	JPY	2,600	18	0	0
01/2024	MXN	1,745	99	0	(3)
01/2024	$120	CAD	160	1	0
01/2024	166	MXN	3,056	13	0
01/2024	23	NOK	248	1	0
01/2024	93	PLN	386	5	0
01/2024	45	SEK	470	2	0
01/2024	ZAR	5,200	$273	0	(11)
03/2024	ILS	193	53	0	(1)
03/2024	PEN	526	140	0	(2)
03/2024	$18	IDR	279,131	0	0
03/2024	166	PEN	618	1	0
04/2024	61	BRL	302	0	0
06/2024	KRW	14,642	$11	0	0
GLM	01/2024	BRL	800	158	0	(7)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	CAD	25	19	0	0
01/2024	CHF	189	215	0	(9)
01/2024	DOP	14,245	250	6	0
01/2024	HUF	37,303	100	0	(7)
01/2024	MXN	7,586	433	0	(12)
01/2024	PEN	49	13	0	0
01/2024	$1,967	BRL	9,699	30	0
01/2024	87	ZAR	1,601	0	0
03/2024	55	PEN	204	0	0
08/2024	23	COP	99,406	2	0
JPM	01/2024	BRL	4,200	$839	0	(25)
01/2024	HUF	89,084	253	0	(3)
01/2024	PLN	320	73	0	(8)
01/2024	$18	BRL	89	0	0
01/2024	13	TRY	398	0	0
02/2024	251	BRL	1,230	2	0
03/2024	CLP	66,730	$74	0	(1)
03/2024	SGD	34	26	0	0
03/2024	THB	1,600	45	0	(2)
03/2024	$47	INR	3,891	0	0
03/2024	18	THB	625	0	0
08/2024	46	COP	198,939	3	0
MBC	01/2024	CAD	379	$280	0	(6)
01/2024	JPY	3,900	27	0	(1)
01/2024	$142	AUD	214	4	0
01/2024	106	GBP	84	1	0
01/2024	ZAR	8,993	$471	0	(21)
03/2024	HKD	24	3	0	0
03/2024	PHP	4,268	76	0	(1)
03/2024	TWD	1,121	36	0	(1)
03/2024	$65	INR	5,416	0	0
MYI	01/2024	EUR	3,160	$3,473	0	(16)
01/2024	HUF	21,041	60	0	(1)
01/2024	PLN	209	50	0	(3)
01/2024	$55	CHF	48	2	0
01/2024	27	HUF	9,482	0	0
01/2024	136	MYR	635	3	0
01/2024	5	TRY	140	0	0
03/2024	CLP	15,734	$18	0	0
03/2024	THB	623	18	0	0
03/2024	$24	IDR	369,469	0	0
06/2024	KRW	5,218	$4	0	0
RBC	04/2024	MXN	11	1	0	0
SCX	01/2024	MYR	923	198	0	(4)
03/2024	THB	2,308	67	0	(1)
03/2024	$101	INR	8,471	0	0
08/2024	21	COP	90,888	2	0
SSB	03/2024	IDR	791,698	$51	0	(1)
UAG	01/2024	GBP	483	611	0	(4)
01/2024	$17	HUF	6,006	1	0
01/2024	17	MXN	301	1	0
01/2024	104	NOK	1,111	5	0
01/2024	ZAR	4,338	$227	0	(10)
03/2024	CZK	4,360	196	1	0

Total Forward Foreign Currency Contracts	$132	$(240)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	America Movil SAB de CV	1.000%	Quarterly	12/20/2025	0.360%	$800	$(20)	$30	$10	$0
Turkey Government International Bond	1.000	Quarterly	06/20/2028	2.635	300	(52)	33	0	(19)
CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.364	50	0	1	1	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	700	(33)	28	0	(5)
GST	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.108	200	1	0	1	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.080	200	(4)	4	0	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	300	(3)	4	1	0

$(111)	$100	$13	$(24)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive(5)	3-Month MYR-KLIBOR	3.500%	Quarterly	03/20/2029	MYR	1,750	$1	$1	$2	$0

Total Swap Agreements								$(110)	$101	$15	$(24)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)		This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$677	$0	$677
Sovereign Issues	0	3	0	3
Azerbaijan
Corporate Bonds & Notes	0	238	0	238
Bermuda
Corporate Bonds & Notes	0	559	0	559
Brazil
Corporate Bonds & Notes	0	2,930	0	2,930
Canada
Corporate Bonds & Notes	0	633	0	633
Cayman Islands
Convertible Bonds & Notes	0	212	0	212
Corporate Bonds & Notes	0	10,381	0	10,381
Chile
Corporate Bonds & Notes	0	3,208	0	3,208
Sovereign Issues	0	538	0	538
China
Common Stocks	63	0	0	63
Corporate Bonds & Notes	0	368	0	368
Colombia
Corporate Bonds & Notes	0	1,136	0	1,136
Sovereign Issues	0	317	0	317
Czech Republic
Corporate Bonds & Notes	0	278	0	278
Dominican Republic
Sovereign Issues	0	925	0	925
France
Corporate Bonds & Notes	0	205	0	205
Guatemala
Corporate Bonds & Notes	0	525	0	525
Hong Kong
Corporate Bonds & Notes	0	1,945	0	1,945
Hungary
Corporate Bonds & Notes	0	207	0	207
India
Corporate Bonds & Notes	0	3,005	0	3,005
Indonesia
Corporate Bonds & Notes	0	4,004	0	4,004
Ireland
Corporate Bonds & Notes	0	153	76	229
Israel
Corporate Bonds & Notes	0	3,149	0	3,149
Italy
Corporate Bonds & Notes	0	195	0	195
Jersey, Channel Islands
Corporate Bonds & Notes	0	442	0	442
Kazakhstan
Corporate Bonds & Notes	0	1,369	0	1,369
Luxembourg
Corporate Bonds & Notes	0	1,960	33	1,993
Malaysia
Corporate Bonds & Notes	0	1,054	0	1,054
Sovereign Issues	0	31	0	31
Mauritius
Corporate Bonds & Notes	0	788	0	788
Mexico
Corporate Bonds & Notes	0	4,985	0	4,985
Morocco
Corporate Bonds & Notes	0	895	0	895
Multinational
Corporate Bonds & Notes	0	877	0	877
Netherlands
Corporate Bonds & Notes	0	3,090	0	3,090
Nigeria
Corporate Bonds & Notes	0	277	0	277
Panama
Corporate Bonds & Notes	0	173	0	173
Sovereign Issues	0	200	0	200
Paraguay
Corporate Bonds & Notes	0	293	0	293
Peru
Corporate Bonds & Notes	0	2,447	136	2,583
Sovereign Issues	0	113	0	113
Philippines
Corporate Bonds & Notes	0	347	0	347
Poland
Sovereign Issues	0	211	0	211
Qatar
Corporate Bonds & Notes	0	630	0	630
Romania
Sovereign Issues	0	372	0	372
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Corporate Bonds & Notes	0	1,672	0	1,672
Sovereign Issues	0	511	0	511
Singapore
Corporate Bonds & Notes	0	1,156	0	1,156
South Africa
Common Stocks	195	0	0	195
Corporate Bonds & Notes	0	2,082	990	3,072
South Korea
Corporate Bonds & Notes	0	4,546	0	4,546
Sovereign Issues	0	202	0	202
Thailand
Corporate Bonds & Notes	0	864	0	864
Sovereign Issues	0	3	0	3
Turkey
Corporate Bonds & Notes	0	1,807	0	1,807
Sovereign Issues	0	864	0	864
Ukraine
Sovereign Issues	0	102	0	102
United Arab Emirates
Corporate Bonds & Notes	0	3,952	0	3,952
United Kingdom
Corporate Bonds & Notes	0	1,978	0	1,978
Non-Agency Mortgage-Backed Securities	0	241	0	241
United States
Asset-Backed Securities	0	849	0	849
Corporate Bonds & Notes	0	3,612	0	3,612
Loan Participations and Assignments	0	0	981	981
Non-Agency Mortgage-Backed Securities	0	360	0	360
U.S. Government Agencies	0	1,918	0	1,918
U.S. Treasury Obligations	0	1,093	0	1,093
Virgin Islands (British)
Corporate Bonds & Notes	0	1,746	4	1,750
Short-Term Instruments
Certificates of Deposit	0	444	0	444
Repurchase Agreements	0	403	0	403
Short-Term Notes	0	181	0	181
Hungary Treasury Bills	0	467	0	467

$258	$87,398	$2,268	$89,924
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,163	$0	$0	$3,163

Total Investments	$3,421	$87,398	$2,268	$93,087

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	22	0	23
Over the counter	0	147	0	147

$1	$169	$0	$170
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(4)	0	(9)
Over the counter	0	(264)	0	(264)

$(5)	$(268)	$0	$(273)

Total Financial Derivative Instruments	$(4)	$(99)	$0	$(103)

Totals	$3,417	$87,299	$2,268	$92,984

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (1)

Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$0	$0	$0	$0	$0	$0	$76	$0	$76	$0
Luxembourg
Corporate Bonds & Notes	1	0	0	0	0	(1)	33	0	33	0
Peru
Corporate Bonds & Notes	0	135	0	0	0	1	0	0	136	1
Russia
Corporate Bonds & Notes	0	0	0	0	0	0	48	0	48	0
South Africa

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Corporate Bonds & Notes	1,015	0	0	0	0	(25)	0	0	990	(25)
United States
Loan Participations and Assignments	969	0	0	0	0	12	0	0	981	13
Virgin Islands (British)
Corporate Bonds & Notes	4	0	0	0	0	0	0	0	4	0

Totals	$1,989	$135	$0	$0	$0	$(13)	$157	$0	$2,268	$(11)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Ireland
Corporate Bonds & Notes		$76	Third Party Vendor			Expected Recovery			2.706 - 6.000	5.057
Luxembourg
Corporate Bonds & Notes		33	Third Party Vendor			Expected Recovery			4.688	—
Peru
Corporate Bonds & Notes		136	Proxy Pricing			Base Price			100.000	—
Russia
Corporate Bonds & Notes		48	Third Party Vendor			Expected Recovery			6.000	—
South Africa
Corporate Bonds & Notes		990	Discounted Cash Flow			Discount Rate			9.480	—
United States
Loan Participations and Assignments		981	Proxy Pricing			Base Price			98.000	—
Virgin Islands (British)
Corporate Bonds & Notes		4	Expected Recovery			Price		BRL	4.985	—

Total		$2,268

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.2% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Treasury Bond BONCER 4.000% due 10/14/2024	ARS	27,705	$46
Autonomous City of Buenos Aires 122.642% (BADLARPP + 3.750%) due 02/22/2028 ~		108,464	95

Total Argentina (Cost $1,292)			141

AZERBAIJAN 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
State Oil Co. of the Azerbaijan Republic 8.305% due 11/26/2024 «		$1,250	1,240

Total Azerbaijan (Cost $1,230)			1,240

BRAZIL 21.3%
CORPORATE BONDS & NOTES 1.0%
Banco BTG Pactual SA 4.500% due 01/10/2025		$200	197
Banco General SA 8.500% due 07/29/2026	MXN	42,000	2,327
Oi SA 0.000% due 02/25/2035 «~	BRL	1,010	110
Vale SA 0.000% due 12/29/2049 ~(i)		27,540	2,004

			4,638

SOVEREIGN ISSUES 20.3%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (f)		4,300	885
0.000% due 04/01/2024 (f)		412,300	82,740
0.000% due 07/01/2024 (f)		67,300	13,184
Brazil Notas do Tesouro Nacional 10.000% due 01/01/2025		1,400	289

			97,098

Total Brazil (Cost $101,373)			101,736

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.5%
Anchorage Capital CLO Ltd. 6.705% due 07/15/2030 •		$1,638	1,637
MidOcean Credit CLO 6.682% due 01/29/2030 •		694	694

			2,331

CONVERTIBLE BONDS & NOTES 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (b)		57	4

CORPORATE BONDS & NOTES 0.1%
Fish Pond Re Ltd. 9.332% due 01/08/2027 «(a)		250	250
Interoceanica Finance Ltd. 0.000% due 11/30/2025 (f)		49	46
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		500	18
10.500% due 01/15/2025 ^(c)		1,200	44
11.700% due 11/11/2025 ^(c)		1,100	40
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (b)		19	2

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (b)		19	1
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (b)		38	3
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (b)		57	3
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (b)		57	3
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (b)		27	1

			411

Total Cayman Islands (Cost $4,075)			2,746

CHILE 1.8%
SOVEREIGN ISSUES 1.8%
Bonos de la Tesoreria de la Republica 3.400% due 10/01/2039 (h)	CLP	1,103,929	1,417
Bonos de la Tesoreria de la Republica en pesos
5.000% due 10/01/2028		165,000	185
5.300% due 11/01/2037		135,000	152
5.800% due 10/01/2034		2,770,000	3,241
6.000% due 04/01/2033		3,155,000	3,766

Total Chile (Cost $8,131)			8,761

CHINA 0.5%
		SHARES
COMMON STOCKS 0.0%
Sunac Services Holdings Ltd.		154,978	37

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.5%
China Government International Bond
2.750% due 02/17/2032	CNY	3,920	559
3.020% due 05/27/2031		14,100	2,052

			2,611

Total China (Cost $2,652)			2,648

COLOMBIA 1.9%
CORPORATE BONDS & NOTES 0.5%
Empresas Publicas de Medellin ESP 7.625% due 09/10/2024	COP	10,460,000	2,600

SOVEREIGN ISSUES 1.4%
Colombia Government International Bond
1.000% due 09/18/2030		8,118,700	1,911
1.000% due 03/26/2031		16,971,500	3,783
1.000% due 06/30/2032		4,575,000	991
Financiera de Desarrollo Territorial SA Findeter 7.875% due 08/12/2024		248,000	62

			6,747

Total Colombia (Cost $8,595)			9,347

CZECH REPUBLIC 0.5%
CORPORATE BONDS & NOTES 0.4%
EP Infrastructure AS 1.816% due 03/02/2031	EUR	2,000	1,714

SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
2.000% due 10/13/2033	CZK	10,300	396

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

2.500% due 08/25/2028		4,000	170

			566

Total Czech Republic (Cost $2,078)			2,280

DOMINICAN REPUBLIC 3.0%
SOVEREIGN ISSUES 3.0%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	93,600	1,644
13.000% due 12/05/2025		356,400	6,437
13.000% due 01/30/2026		150,200	2,720
Dominican Republic International Bond
9.750% due 06/05/2026		38,034	656
11.250% due 09/15/2035		122,000	2,274
13.625% due 02/03/2033		19,600	412
13.625% due 02/10/2034		8,000	167

Total Dominican Republic (Cost $13,551)			14,310

ECUADOR 0.4%
SOVEREIGN ISSUES 0.4%
Ecuador Government International Bond
2.500% due 07/31/2040 þ		$40	13
3.500% due 07/31/2035 þ(l)		1,112	400
6.000% due 07/31/2030 þ(l)		2,830	1,324

Total Ecuador (Cost $1,867)			1,737

HUNGARY 0.4%
SOVEREIGN ISSUES 0.4%
Hungary Government International Bond
4.750% due 11/24/2032	HUF	172,200	459
6.125% due 05/22/2028 (l)		$1,000	1,041
6.750% due 10/22/2028	HUF	124,800	374

Total Hungary (Cost $1,722)			1,874

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.3%
Oak Hill European Credit Partners DAC 4.733% due 10/20/2031 •	EUR	1,446	1,579

Total Ireland (Cost $1,703)			1,579

IVORY COAST 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Republic of Cote d'lvoire 9.055% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	1,330	1,417

Total Ivory Coast (Cost $1,573)			1,417

JERSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	1,900	2,097
9.152% due 01/28/2029 •		700	773

Total Jersey, Channel Islands (Cost $2,916)			2,870

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$314	311
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		659	479

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

Total Luxembourg (Cost $849)			790

MALAYSIA 0.6%
SOVEREIGN ISSUES 0.6%
Malaysia Government International Bond
3.757% due 05/22/2040	MYR	1,000	209
4.696% due 10/15/2042		3,638	855
4.762% due 04/07/2037		1,640	386
Malaysia Government Investment Issue
3.990% due 10/15/2025		4,460	981
4.130% due 07/09/2029		1,290	287

Total Malaysia (Cost $2,660)			2,718

MEXICO 2.5%
SOVEREIGN ISSUES 2.5%
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	40,719	2,117
3.000% due 12/03/2026 (h)		83,036	4,543
5.750% due 03/05/2026		74,000	4,020
7.500% due 06/03/2027		4,500	251
8.500% due 03/01/2029		13,800	794

Total Mexico (Cost $10,773)			11,725

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
JAB Holdings BV 4.500% due 04/08/2052 (l)		$4,200	3,286

Total Netherlands (Cost $3,203)			3,286

PERU 3.4%
CORPORATE BONDS & NOTES 1.8%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,180	3,723
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043 «		17,500	4,773

			8,496

SOVEREIGN ISSUES 1.6%
Fondo MIVIVIENDA SA 7.000% due 02/14/2024		28,000	7,533

Total Peru (Cost $16,414)			16,029

POLAND 1.6%
SOVEREIGN ISSUES 1.6%
Poland Government International Bond
1.250% due 10/25/2030	PLN	200	40
1.750% due 04/25/2032		1,500	297
2.500% due 07/25/2027		13,500	3,172
2.750% due 10/25/2029		6,700	1,521
6.000% due 10/25/2033		8,900	2,399
7.500% due 07/25/2028		900	252

Total Poland (Cost $6,916)			7,681

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
4.250% due 04/28/2036	RON	2,600	479
4.750% due 10/11/2034		200	39
6.375% due 09/18/2033	EUR	1,700	1,988

Total Romania (Cost $2,244)			2,506

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond 1.125% due 11/20/2027 ^(c)	EUR	100	45

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

Total Russia (Cost $76)			45

SOUTH AFRICA 5.4%
CORPORATE BONDS & NOTES 1.2%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	56,800	3,089
Eskom Holdings SOC Ltd. 7.850% due 04/02/2026		37,000	1,965
Transnet SOC Ltd. 10.000% due 03/30/2029		15,000	736

			5,790

SOVEREIGN ISSUES 4.2%
South Africa Government International Bond
2.000% due 01/31/2025 (h)		63,321	3,386
7.000% due 02/28/2031		33,800	1,548
8.000% due 01/31/2030		50,100	2,521
10.500% due 12/21/2026		217,200	12,430

			19,885

Total South Africa (Cost $26,940)			25,675

SOUTH KOREA 2.9%
SOVEREIGN ISSUES 2.9%
Korea Government International Bond 3.500% due 03/10/2024	KRW	17,384,760	13,644

Total South Korea (Cost $13,400)			13,644

TANZANIA 0.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Ivory Coast Government International Bond 6.915% (EUR003M + 3.000%) due 06/28/2024 «~	EUR	3,000	3,313

Total Tanzania (Cost $3,186)			3,313

THAILAND 0.0%
SOVEREIGN ISSUES 0.0%
Thailand Government International Bond
3.300% due 06/17/2038	THB	280	9
3.350% due 06/17/2033		390	12
3.450% due 06/17/2043		230	7

Total Thailand (Cost $26)			28

TURKEY 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
SOCAR Turkey Enerji AS 7.387% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	2,500	2,725

Total Turkey (Cost $2,942)			2,725

UNITED KINGDOM 0.7%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Canada Square Funding PLC 6.070% due 01/17/2059 •	GBP	413	523
Harbour PLC 6.120% due 01/28/2054 •		500	633
Rochester Financing PLC 5.920% due 12/18/2044 •		465	589
Stratton Mortgage Funding PLC 6.120% (SONIO/N + 0.900%) due 03/12/2052 ~		115	146
Tower Bridge Funding PLC 5.940% due 12/20/2063 •		197	250
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (f)		0	1,361

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

Total United Kingdom (Cost $3,510)			3,502

UNITED STATES 5.0%
ASSET-BACKED SECURITIES 3.2%
Bear Stearns Asset-Backed Securities Trust 4.724% due 07/25/2036 «~		$5	5
Citigroup Mortgage Loan Trust 5.530% due 07/25/2045 •		72	49
Countrywide Asset-Backed Certificates Trust
5.660% due 11/25/2037 •		1,092	1,012
5.770% due 03/25/2047 •		110	107
Credit-Based Asset Servicing & Securitization LLC 5.577% due 07/25/2037 ~		23	15
Fremont Home Loan Trust 5.620% due 10/25/2036 •		2,868	1,158
GE-WMC Mortgage Securities Trust 5.550% due 08/25/2036 «•		23	9
GSAMP Trust 5.540% due 12/25/2036 ~		82	39
HSI Asset Loan Obligation Trust 4.646% due 12/25/2036 •		33	10
Humboldt Americas LLC 0.000% due 01/31/2024 «	COP	34,000,000	7,610
JP Morgan Mortgage Acquisition Corp. 5.980% due 02/25/2036 •		$317	310
MASTR Asset-Backed Securities Trust 5.520% due 01/25/2037 •		168	48
Morgan Stanley ABS Capital, Inc. Trust 6.235% due 01/25/2035 •		185	178
Morgan Stanley Mortgage Loan Trust 6.488% due 11/25/2036 þ		1,056	247
OneMain Financial Issuance Trust 4.130% due 05/14/2035		1,800	1,755
RAAC Trust 6.170% due 02/25/2046 •		1,129	1,126
Residential Asset Securities Corp. Trust 6.430% due 08/25/2035 •		233	229
Securitized Asset-Backed Receivables LLC Trust 5.590% due 12/25/2036 •		244	56
WaMu Asset-Backed Certificates WaMu Trust 5.710% due 05/25/2037 •		1,383	1,192

			15,155

		SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(j)		710,158	77

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.1%
Goldman Sachs Group, Inc. 3.272% due 09/29/2025 •(l)		500	492

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Ecopetrol SA TBD% due 08/16/2024 «		2,600	2,552

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Banc of America Mortgage Trust 5.267% due 07/25/2034 «~		31	28
CitiMortgage Alternative Loan Trust 6.000% due 10/25/2036 •		734	610
Countrywide Alternative Loan Trust
4.394% due 10/25/2035 «~		6	5
5.750% due 12/25/2035 •		33	29
5.750% due 04/25/2047 •		918	808
5.820% due 05/25/2036 •		1,202	496
Countrywide Home Loan Mortgage Pass-Through Trust
4.703% due 02/20/2036 «~		0	2
6.010% due 04/25/2046 •		369	107
Credit Suisse Mortgage Capital Trust 3.090% due 12/26/2059 ~		640	640

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

GSMPS Mortgage Loan Trust 5.820% due 01/25/2036 •		149	120
HarborView Mortgage Loan Trust 7.012% due 10/19/2035 •		241	132
IndyMac INDX Mortgage Loan Trust 6.110% due 07/25/2045 •		170	136
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		197	189
Mortgage Equity Conversion Asset Trust 5.340% due 05/25/2042 •		559	535
New York Mortgage Trust 6.010% due 04/25/2035 •		1,458	1,380
Structured Asset Mortgage Investments Trust 5.870% due 04/19/2035 «•		402	346
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036		55	55
WaMu Mortgage Pass-Through Certificates Trust
4.311% due 03/25/2037 ~		52	47
5.840% due 05/25/2034 •		157	140

			5,805

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.732% due 09/25/2031 •		35	36
5.981% due 08/01/2035 •		1	1

			37

		SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(j)		1	0

Total United States (Cost $29,007)			24,118

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.1%
SOVEREIGN ISSUES 0.1%
Uruguay Government International Bond
3.700% due 06/26/2037 (h)	UYU	14,646	386
3.875% due 07/02/2040 (h)(l)		5,547	149

Total Uruguay (Cost $536)			535

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government Bond
10.000% due 06/28/2024	ZMW	5,400	205
11.000% due 06/17/2024		5,700	221
11.000% due 07/27/2025		7,400	270
12.000% due 07/04/2025		8,100	296

Total Zambia (Cost $1,205)			992

SHORT-TERM INSTRUMENTS 39.2%
CERTIFICATES OF DEPOSIT 1.9%
Banco Bilbao Vizcaya Argentaria Colombia SA
13.093% due 04/28/2026	COP	1,462,000	398
13.229% due 05/10/2026		636,000	174
13.365% due 05/04/2026		923,000	248
14.460% due 01/13/2024		1,614,300	415
Banco Davivienda SA
10.943% due 04/28/2026		290,000	76
11.678% due 05/12/2025		3,960,000	1,033
13.183% due 05/17/2026		944,000	257
13.455% due 06/13/2025		1,558,000	414
13.456% due 06/07/2025		3,179,000	846
13.456% due 06/09/2025		1,062,000	282
13.501% due 12/13/2024		2,898,000	764
15.389% due 02/21/2024		805,000	210
Bancolombia SA
5.917% due 01/27/2024		3,809,800	983
10.388% due 04/20/2026		2,483,100	640

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

13.320% due 06/08/2025		1,513,000	401
13.456% due 06/14/2025		2,562,000	680
13.637% due 12/14/2024		3,999,000	1,054
16.137% due 09/01/2024		1,623,000	430

			9,305

REPURCHASE AGREEMENTS (k) 0.7%			3,382

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	28,398	30

HUNGARY TREASURY BILLS 10.0%
10.900% due 01/04/2024 (f)(g)	HUF	16,558,000	47,699

ISRAEL TREASURY BILLS 5.3%
4.701% due 01/03/2024 (f)(g)	ILS	91,700	25,328

JAPAN TREASURY BILLS 14.5%
(0.238)% due 01/10/2024 - 03/11/2024 (e)(f)	JPY	9,780,000	69,375

MALAYSIA TREASURY BILLS 5.8%
3.372% due 02/06/2024 - 04/09/2024 (e)(f)	MYR	128,880	27,844

U.S. TREASURY BILLS 1.0%
5.394% due 02/22/2024 - 03/28/2024 (e)(f)(o)		$5,072	5,027

Total Short-Term Instruments (Cost $183,536)			187,990

Total Investments in Securities (Cost $460,181)			459,988

		SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short Asset Portfolio		2,384,444	23,120
PIMCO Short-Term Floating NAV Portfolio III		10,097	98

Total Short-Term Instruments (Cost $23,903)			23,218

Total Investments in Affiliates (Cost $23,903)			23,218

Total Investments 101.1% (Cost $484,084)			$483,206
Financial Derivative Instruments (m)(n) 1.3%(Cost or Premiums, net $(3,159))			6,382
Other Assets and Liabilities, net (2.4)%			(11,652)

Net Assets 100.0%			$477,936

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$77	$77	0.02%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00

$77	$77	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$3,382	U.S. Treasury Notes 4.875% due 11/30/2025	$(3,450)	$3,382	$3,383

Total Repurchase Agreements	$(3,450)	$3,382	$3,383

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JML	4.750%	11/24/2023	TBD(3)	$(140)	$(141)
NOM	5.570	12/28/2023	TBD(3)	(471)	(471)
5.750	12/28/2023	TBD(3)	(1,359)	(1,359)
6.000	12/28/2023	TBD(3)	(4,138)	(4,138)

Total Reverse Repurchase Agreements	$(6,109)

(l)	Securities with an aggregate market value of $6,599 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(709) at a weighted average interest rate of 5.057%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bund March Futures				03/2024	21		$3,181	$96		$0	$(33)
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note March Futures				03/2024	6		$(653)	$(14)		$0	$(1)
U.S. Treasury 10-Year Note March Futures				03/2024	3		(339)	(11)		0	0

								$(25)		$0	$(1)

Total Futures Contracts								$71		$0	$(34)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.410%		$100	$1	$0	$1	$0	$0
Newell Brands, Inc.	1.000	Quarterly	06/20/2028	3.418		1,800	(258)	94	(164)	1	0

							$(257)	$94	$(163)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 5-Year Index	(1.000)%	Quarterly		12/20/2028		$119,400	$(1,972)	$(388)	$(2,360)	$31	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	14,900	$1,203	$272	$1,475	$0	$(53)
Receive	1-Day INR-MIBOR Compounded-OIS	6.625	Semi-Annual	12/20/2025	INR	567,588	(11)	(32)	(43)	0	(2)
Receive	1-Day INR-MIBOR Compounded-OIS	6.621	Semi-Annual	12/20/2028		213,714	(14)	(36)	(50)	0	(3)
Pay	1-Day INR-MIBOR Compounded-OIS	6.600	Semi-Annual	12/20/2033		145,486	12	36	48	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.232	Annual	10/05/2025	JPY	3,750,000	6	(49)	(43)	2	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Annual	03/21/2026		3,580,000	19	(67)	(48)	6	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028	SGD	2,022	(38)	(16)	(54)	0	(3)
Pay(6)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	03/20/2026	THB	733,055	24	(6)	18	0	(6)
Pay	1-Day THB-THOR Compounded-OIS	2.770	Quarterly	12/20/2028		38,730	17	6	23	0	(1)
Receive(6)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	03/20/2029		303,297	(64)	6	(58)	4	0
Pay(6)	1-Day THB-THOR Compounded-OIS	3.000	Quarterly	03/20/2034		5,095	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		$11,800	(29)	313	284	0	(4)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,200	(18)	39	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		5,500	184	(235)	(51)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		17,300	252	81	333	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		600	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		700	(3)	13	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		900	(4)	53	49	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		1,400	(5)	80	75	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		1,600	(6)	94	88	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		800	(3)	37	34	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		1,500	(5)	88	83	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		1,400	(6)	81	75	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		600	(2)	38	36	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		300	(1)	19	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		200	(1)	14	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		800	(3)	63	60	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		400	(1)	33	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		600	(2)	49	47	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		1,700	(7)	143	136	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		1,100	(5)	(65)	(70)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		3,500	(15)	(148)	(163)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		2,700	(11)	(97)	(108)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,900	249	(259)	(10)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		900	(4)	(24)	(28)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,100	(5)	(31)	(36)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	(8)	(10)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		600	(3)	(14)	(17)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	(5)	(7)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2035		700	(23)	25	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		300	(2)	30	28	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	21	20	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		500	62	(58)	4	2	0
Pay	1-Year BRL-CDI	12.040	Maturity	04/01/2024	BRL	138,800	0	(9)	(9)	0	0
Receive	1-Year BRL-CDI	12.260	Maturity	04/01/2024		121,600	0	(8)	(8)	0	0
Receive	1-Year BRL-CDI	12.350	Maturity	07/01/2024		35,100	0	(12)	(12)	0	0
Receive	1-Year BRL-CDI	12.490	Maturity	07/01/2024		38,000	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	12.595	Maturity	07/01/2024		31,400	0	30	30	0	0
Pay	1-Year BRL-CDI	13.080	Maturity	07/01/2024		72,000	0	135	135	0	0
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026		51,600	0	29	29	0	(6)
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		3,390	0	0	0	0	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		37,800	0	(86)	(86)	5	0
Pay	1-Year BRL-CDI	10.691	Maturity	01/02/2026		33,300	0	103	103	0	(4)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		2,720	(28)	(54)	(82)	0	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		36,500	0	79	79	0	(4)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		10,900	0	(48)	(48)	1	0
Receive	1-Year BRL-CDI	10.872	Maturity	01/04/2027		17,800	0	(87)	(87)	2	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		16,600	0	94	94	0	(2)
Pay	1-Year BRL-CDI	11.439	Maturity	01/02/2029		18,700	68	76	144	0	0
Receive	1-Year BRL-CDI	12.569	Maturity	01/02/2029		7,700	0	(112)	(112)	0	0
Pay	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	22,516	11	10	21	0	0
Receive(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	03/20/2029		33,005	21	(13)	8	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028	COP	5,639,500	(42)	(20)	(62)	3	0
Pay	3-Month COP-IBR Compounded-OIS	7.680	Quarterly	07/17/2028		24,670,000	0	(32)	(32)	0	(13)
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		13,156,900	75	(118)	(43)	6	0
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		5,451,000	0	78	78	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	100	100	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.370	Quarterly	03/17/2030		1,945,100	0	(45)	(45)	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.423	Quarterly	03/17/2030		5,756,000	0	(137)	(137)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.393	Quarterly	03/21/2030		4,545,800	0	(107)	(107)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.940	Quarterly	03/24/2030		9,251,860	0	(167)	(167)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030		6,926,100	0	(21)	(21)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		4,283,300	0	(28)	(28)	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	91	91	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		9,224,540	0	(28)	(28)	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		5,352,000	0	(141)	(141)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		806,250	0	(3)	(3)	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033		3,613,140	0	(103)	(103)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.590	Quarterly	07/17/2033		14,669,000	0	52	52	9	0
Receive	3-Month ILS-TELBOR	3.792	Annual	11/06/2028	ILS	6,900	(21)	(11)	(32)	12	0
Receive	3-Month KRW-KORIBOR	3.700	Quarterly	12/20/2025	KRW	7,962,996	(14)	(40)	(54)	0	0
Pay	3-Month KRW-KORIBOR	3.820	Quarterly	12/20/2028		7,069,124	104	106	210	0	0
Pay	3-Month KRW-KORIBOR	3.580	Quarterly	12/20/2033		1,089,214	14	29	43	0	(1)
Receive	3-Month ZAR-JIBAR	7.860	Quarterly	11/22/2025	ZAR	23,900	0	(1)	(1)	0	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	165	165	4	0
Receive	3-Month ZAR-JIBAR	7.565	Quarterly	03/22/2026		62,800	0	13	13	2	0
Receive	3-Month ZAR-JIBAR	8.185	Quarterly	07/31/2026		133,100	0	(75)	(75)	7	0
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		13,320	11	22	33	1	0
Receive	3-Month ZAR-JIBAR	8.210	Quarterly	12/21/2026		225,500	(128)	(20)	(148)	21	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	34	34	4	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		189,700	28	207	235	0	(16)
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		100,400	74	212	286	0	(5)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	(11)	(11)	0	(1)
Receive	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		6,800	0	(7)	(7)	0	0
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		23,500	0	(21)	(21)	1	0
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	(30)	(30)	2	0
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		9,900	0	(11)	(11)	1	0
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		37,860	0	(53)	(53)	3	0
Pay	3-Month ZAR-JIBAR	9.455	Quarterly	01/31/2030		25,100	0	78	78	0	(2)
Pay	3-Month ZAR-JIBAR	9.435	Quarterly	07/13/2033		19,000	0	29	29	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2028	AUD	20,770	129	397	526	7	0
Pay	6-Month AUD-BBR-BBSW	4.390	Semi-Annual	12/30/2028		6,460	0	92	92	2	0
Receive	6-Month CLP-CHILIBOR	6.115	Semi-Annual	07/17/2025	CLP	2,042,900	0	17	17	1	0
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	412	412	9	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028		3,048,850	0	51	51	0	(13)
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	06/05/2028		2,227,900	(14)	93	79	0	(7)
Receive	6-Month CLP-CHILIBOR	5.631	Semi-Annual	08/23/2028		1,773,800	(15)	(36)	(51)	7	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		659,600	0	13	13	0	(3)
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		784,000	0	(40)	(40)	3	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		1,542,000	(1)	(83)	(84)	6	0
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		469,000	0	(24)	(24)	2	0
Receive	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		371,700	(8)	(6)	(14)	1	0
Pay	6-Month CLP-CHILIBOR	5.310	Semi-Annual	11/16/2028		269,700	0	8	8	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	6-Month CLP-CHILIBOR	5.320	Semi-Annual	11/16/2028		135,000	0	4	4	0	(1)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028		391,900	0	(10)	(10)	1	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	33	33	0	(1)
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030		2,085,930	0	(319)	(319)	0	(9)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		801,600	0	(21)	(21)	5	0
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		58,400	0	(3)	(3)	0	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		3,056,500	0	(311)	(311)	20	0
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		3,796,610	0	(2)	(2)	23	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		601,500	0	(21)	(21)	4	0
Pay	6-Month CLP-CHILIBOR	4.995	Semi-Annual	07/17/2033		475,100	0	(7)	(7)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033		1,103,000	0	(87)	(87)	7	0
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		447,000	0	(35)	(35)	3	0
Receive	6-Month CLP-CHILIBOR	5.870	Semi-Annual	10/11/2033		395,800	0	(34)	(34)	2	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		189,900	0	(17)	(17)	1	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		1,831,830	0	(165)	(165)	11	0
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		878,100	0	(103)	(103)	5	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		435,200	0	19	19	0	(3)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		221,600	0	6	6	0	(1)
Receive	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	30,160	(25)	(57)	(82)	0	(5)
Receive	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		36,900	0	(30)	(30)	0	(7)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	1,000	(2)	(38)	(40)	4	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		10,200	311	159	470	0	(37)
Pay	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030		9,000	(17)	392	375	0	(55)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,600	(19)	286	267	0	(39)
Pay	6-Month EUR-EURIBOR	3.329	Annual	10/27/2033		2,700	10	201	211	0	(30)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		6,000	(204)	(110)	(314)	67	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		2,800	27	(318)	(291)	79	0
Receive	6-Month HUF-BBR	13.600	Annual	12/12/2024	HUF	130,800	0	(18)	(18)	0	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028		606,700	(50)	(206)	(256)	0	0
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		799,000	0	158	158	0	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		807,700	38	94	132	0	(1)
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(82)	(82)	0	0
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024	PLN	76,400	0	(115)	(115)	1	0
Receive	6-Month PLN-WIBOR	5.380	Annual	09/20/2025		16,500	(40)	21	(19)	0	0
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026		13,100	0	139	139	0	(1)
Pay	6-Month PLN-WIBOR	5.620	Annual	03/21/2026		1,500	0	17	17	0	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	321	321	11	0
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	9	9	6	0
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	122	142	0	(2)
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		1,600	13	13	26	0	(1)
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		6,200	0	(20)	(20)	4	0
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		8,100	0	(13)	(13)	6	0
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	255	255	7	0
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		4,600	0	(97)	(97)	4	0
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		1,000	0	(23)	(23)	1	0
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		2,900	0	(15)	(15)	3	0
Pay	28-Day MXN-TIIE	10.230	Lunar	09/03/2026	MXN	114,200	0	155	155	0	(1)
Receive	28-Day MXN-TIIE	8.728	Lunar	05/22/2028		51,100	(19)	16	(3)	0	0
Receive	28-Day MXN-TIIE	9.545	Lunar	09/20/2028		63,740	0	(135)	(135)	0	0
Pay	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		1,600	2	0	2	0	0
Receive	28-Day MXN-TIIE	8.545	Lunar	07/27/2029		61,300	0	(2)	(2)	1	0

							$2,039	$1,488	$3,527	$436	$(372)

Total Swap Agreements							$(190)	$1,194	$1,004	$468	$(372)

Cash of $8,465 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(n)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	03/2024	CNH	809		$112	$0	$(2)
BOA	01/2024	CLP	492,115		565	6	0
	01/2024	COP	36,124,132		8,981	0	(330)
	01/2024	DOP	18,498		323	6	0
	01/2024	GBP	144		183	0	(1)
	01/2024	HUF	1,610,930		4,406	0	(224)
	01/2024	JPY	2,441,415		16,544	0	(782)
	01/2024	KZT	341,611		722	0	(22)
	01/2024	NZD	2,260		1,377	0	(52)
	01/2024	PEN	16,197		4,365	0	(11)
	01/2024	PLN	500		118	0	(9)
	01/2024		$638	AUD	964	19	0
	01/2024		9,884	COP	37,806,706	0	(140)
	01/2024		15,623	HUF	5,473,621	109	0
	01/2024		1	KZT	465	0	0
	01/2024		7,787	MXN	135,233	141	0
	01/2024		584	PLN	2,437	35	0
	01/2024		983	TRY	29,131	0	(1)
	02/2024	CNY	5,416		$749	0	(16)
	02/2024	DOP	37,639		651	6	0
	02/2024	EGP	471		14	2	0
	02/2024	KZT	65,105		134	0	(7)
	02/2024		$15,327	CNY	108,326	0	(23)
	02/2024		126	KES	20,072	0	0
	02/2024		4,666	TRY	146,590	139	0
	02/2024		408	ZMW	9,588	0	(36)
	02/2024	ZMW	10,764		$469	51	0
	03/2024	CNH	13,757		1,899	0	(42)
	03/2024	COP	37,806,706		9,742	134	0
	03/2024	DOP	5,388		94	2	0
	03/2024	EGP	6,329		181	35	0
	03/2024	MYR	21,743		4,600	0	(169)
	03/2024	PHP	2,589		46	0	0
	03/2024		$4,600	CNH	33,433	119	0
	03/2024		5,487	INR	459,131	11	0
	04/2024	MYR	97,816		$21,371	0	(110)
	06/2024		$507	BRL	2,496	0	(2)
	06/2024		146	KES	24,505	2	0
	06/2024		718	MXN	12,529	0	(1)
BPS	01/2024	BRL	8,099		$1,663	0	(4)
	01/2024	EGP	24,621		703	0	(28)
	01/2024	EUR	239		264	0	0
	01/2024	GBP	549		696	0	(3)
	01/2024	HUF	3,656,038		10,426	0	(111)
	01/2024	ILS	200,629		56,388	974	0
	01/2024	JPY	1,661,642		11,383	0	(411)
	01/2024	TRY	35		1	0	0
	01/2024		$1,154	EGP	38,038	0	(18)
	01/2024		241	EUR	223	5	0
	01/2024		795	HUF	282,083	16	0
	01/2024		29,686	ILS	113,423	1,642	0
	01/2024		9,578	JPY	1,350,900	9	0
	01/2024		569	NZD	926	16	0
	01/2024		3,137	PLN	13,172	210	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024	ZAR	145,528		$8,001	116	(61)
	02/2024	EGP	10,259		264	0	(2)
	02/2024	KZT	106,174		224	0	(7)
	02/2024		$23,384	CNY	165,995	68	0
	02/2024		178	EGP	6,418	0	(27)
	02/2024		2,124	TWD	67,494	106	0
	03/2024	IDR	68,316,003		$4,341	4	(100)
	03/2024	THB	20,080		565	0	(27)
	03/2024	TWD	53,832		1,736	0	(44)
	03/2024		$10,817	CNH	78,523	266	0
	03/2024		475	IDR	7,323,806	0	0
	03/2024		761	ILS	2,753	2	0
	03/2024		19,066	INR	1,594,771	31	0
	03/2024		9,450	TWD	297,718	412	0
	06/2024		6,779	KRW	8,846,241	117	0
	12/2024		968	EGP	47,231	0	(39)
BRC	01/2024	PLN	2,465		$568	0	(58)
	01/2024	TRY	19,865		663	0	(1)
	01/2024		$558	AUD	849	20	0
	01/2024		1,731	MXN	30,364	50	0
	01/2024		14,528	PLN	62,516	1,356	0
	01/2024		14,007	TRY	424,976	224	0
	01/2024		120	ZAR	2,305	6	0
	02/2024		3,625	TRY	113,198	53	(2)
	03/2024		10	THB	345	0	0
	03/2024		5,568	TRY	174,639	14	(36)
	04/2024		764		24,672	0	(11)
	06/2024		6,453	KRW	8,422,185	113	0
BSH	01/2024	BRL	68,800		$14,023	0	(140)
	01/2024		$7,301	BRL	36,100	131	0
	02/2024	JPY	470,000		$3,348	0	(10)
	07/2024	BRL	37,900		7,515	0	(151)
CBK	01/2024	CLP	3,034,166		3,486	42	0
	01/2024	COP	68,576,648		16,962	24	(692)
	01/2024	HUF	59,290		165	0	(6)
	01/2024	JPY	377,300		2,652	0	(25)
	01/2024	MXN	89,225		5,041	0	(190)
	01/2024	PLN	9,898		2,373	0	(142)
	01/2024		$7,421	BRL	36,166	24	0
	01/2024		1,185	CAD	1,585	12	0
	01/2024		3,984	CLP	3,532,257	25	0
	01/2024		4,171	COP	16,413,459	64	0
	01/2024		1,022	EGP	34,876	15	0
	01/2024		2,733	JPY	385,900	5	0
	01/2024		5,181	MXN	95,176	399	0
	01/2024		180	NOK	1,928	10	0
	01/2024		6,433	PLN	28,176	726	0
	01/2024		218	ZMW	5,380	0	(9)
	01/2024	ZAR	187,227		$9,930	0	(291)
	02/2024	BRL	8,096		1,649	0	(15)
	02/2024	EGP	37,673		1,040	66	0
	02/2024		$817	EGP	28,734	0	(87)
	02/2024		1,467	UYU	58,268	23	0
	03/2024	CLP	3,546,797		$3,984	0	(25)
	03/2024	JPY	80,000		571	0	(2)
	03/2024	PEN	28,388		7,541	0	(115)
	03/2024		$295	EGP	10,889	0	(46)
	03/2024		714	IDR	11,008,658	1	0
	03/2024		4,875	ILS	17,749	39	0
	03/2024		1,378	PEN	5,135	10	(3)
	03/2024	ZMW	10,116		$410	20	0
	04/2024	BRL	28,354		5,765	0	(24)
	04/2024		$1,188	EGP	45,028	0	(168)
	04/2024		543	KES	89,171	6	0
	06/2024	GBP	712		$894	0	(14)
	06/2024		$1,576	BRL	7,829	9	0
	06/2024		457	KES	77,048	7	0
	07/2024		642	MXN	11,203	0	(2)
	10/2024		773	COP	3,371,826	53	0
	12/2024		333	EGP	16,151	0	(16)
	01/2025		773	COP	3,407,384	50	0
	04/2025		773		3,466,905	54	0
	10/2025		386		1,880,592	51	0
CLY	06/2024		1,477	TWD	38,002	0	(204)
DUB	01/2024	HUF	311,887		$840	0	(57)
	01/2024	NGN	158,055		257	100	0
	01/2024		$60	PLN	233	0	(1)
	01/2024		598	ZAR	11,349	22	0
	01/2024		181	ZMW	4,516	0	(6)
	02/2024		3,813	EGP	133,568	0	(368)
	03/2024	CNH	6,548		$909	0	(16)
	03/2024		$36,362	SGD	48,133	238	0
	04/2024		122	KES	19,898	1	0
	06/2024		6,995	KRW	9,105,114	103	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

	08/2024	EUR	4,492	PLN	20,742	239	0
	10/2024		$210	TRY	8,472	9	0
	11/2024	JPY	186,961		$1,324	0	(61)
FAR	01/2024		$524	BRL	2,553	2	0
	04/2024	BRL	2,579		$524	0	(3)
GLM	01/2024	AUD	287		192	0	(3)
	01/2024	BRL	2,311		470	0	(6)
	01/2024	CHF	1,533		1,749	0	(74)
	01/2024	COP	6,772,877		1,597	0	(151)
	01/2024	DOP	424,131		7,442	171	0
	01/2024	EGP	31,860		847	0	(105)
	01/2024	MXN	30,660		1,794	4	(8)
	01/2024	PEN	1,364		366	0	(2)
	01/2024		$4,102	BRL	19,900	0	(5)
	01/2024		1,772	COP	6,772,877	0	(24)
	01/2024		17,443	MXN	305,647	476	0
	01/2024		5,506	TRY	167,318	102	0
	02/2024	DOP	134,864		$2,347	33	0
	02/2024	EGP	43,051		1,232	124	0
	02/2024	KZT	75,722		161	0	(4)
	02/2024		$23,343	BRL	119,226	1,161	0
	02/2024		777	KZT	360,725	8	0
	02/2024	UYU	40,248		$1,017	0	(12)
	03/2024	CNH	8,608		1,189	0	(26)
	03/2024	DOP	148,941		2,604	55	0
	03/2024		$445	IDR	6,827,417	0	(1)
	03/2024		436	TRY	13,690	0	(4)
	03/2024		609	TWD	18,868	15	0
	04/2024	BRL	412,300		$82,146	0	(2,033)
	04/2024	DOP	19,897		346	7	0
	07/2024	BRL	20,900		4,220	0	(7)
	08/2024		$714	COP	3,085,908	49	0
	10/2024		212	TRY	8,533	9	0
	11/2024		1,324	JPY	187,174	62	0
	11/2024		429	TRY	17,481	21	0
	04/2025		1,597	COP	7,295,895	143	0
JPM	01/2024	BRL	36,102		$7,474	44	(2)
	01/2024	EGP	24,670		703	0	(30)
	01/2024	HUF	2,760,971		7,873	0	(84)
	01/2024	PLN	2,700		618	0	(68)
	01/2024		$2,842	BRL	13,781	3	(8)
	01/2024		898	EGP	29,550	0	(15)
	01/2024		49	HUF	18,546	4	0
	01/2024		143	PLN	625	16	0
	01/2024		2,242	TRY	66,559	0	(1)
	01/2024	ZMW	15,541		$677	74	0
	02/2024	EGP	12,318		325	7	0
	02/2024	KZT	34,026		72	0	(2)
	02/2024		$4,727	BRL	23,186	38	0
	02/2024		89	EGP	3,213	0	(14)
	02/2024		261	TRY	7,978	0	(1)
	03/2024	CLP	901,750		$1,000	0	(19)
	03/2024	CNH	33,885		4,674	0	(108)
	03/2024	IDR	83,124		5	0	0
	03/2024	SGD	14		11	0	0
	03/2024		$2,221	IDR	34,379,406	12	0
	03/2024		5,718	INR	477,997	6	0
	03/2024		10,034	TWD	311,808	291	0
	04/2024	KES	179,807		$1,170	63	0
	04/2024		$6,954	BRL	33,906	0	(31)
	04/2024		600	KES	98,084	4	0
	06/2024		257	IDR	3,855,000	0	(7)
	06/2024		6,271	KRW	8,133,346	70	0
	07/2024	BRL	8,500		$1,711	0	(8)
	08/2024	PLN	20,688	EUR	4,492	0	(225)
	08/2024		$1,490	COP	6,443,878	103	0
	09/2024	EUR	872	PLN	4,136	73	0
	09/2024	PLN	1,899	EUR	419	0	(12)
	12/2024		$703	EGP	34,342	0	(28)
MBC	01/2024	CAD	3,079		$2,275	0	(49)
	01/2024	EUR	26,756		29,334	0	(211)
	01/2024	HUF	5,911,796		15,992	0	(999)
	01/2024	JPY	1,434,400		10,035	0	(144)
	01/2024	PLN	2,453		574	0	(49)
	01/2024		$563	CAD	765	14	0
	02/2024	EGP	27,234		$765	63	0
	02/2024	JPY	150,000		1,057	0	(14)
	03/2024	CNH	54,385		$7,493	0	(183)
	03/2024	IDR	8,001,636		507	0	(13)
	03/2024		$567	CNH	4,093	10	0
	03/2024		711	INR	59,242	0	(2)
	03/2024		7,924	PHP	443,416	85	0
MYI	01/2024	EGP	27,565		$742	0	(82)
	01/2024	HUF	211,216		600	0	(8)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	JPY	927,409	6,291	0	(291)
01/2024	MYR	27,185	5,826	0	(108)
01/2024	PLN	1,507	372	0	(11)
01/2024	$475	CHF	414	17	0
01/2024	890	EGP	29,887	0	(29)
01/2024	731	KZT	340,392	10	0
01/2024	68	PLN	278	2	0
01/2024	659	ZAR	12,104	2	0
02/2024	EGP	8,530	$227	8	0
02/2024	KZT	111,488	236	0	(6)
02/2024	$13,795	CNY	97,673	5	0
02/2024	351	KZT	162,513	2	0
03/2024	CNH	772	$107	0	(2)
03/2024	IDR	10,353,170	666	0	(6)
03/2024	MXN	7,094	402	0	(11)
03/2024	$88	EGP	3,163	0	(16)
03/2024	18,247	IDR	280,877,789	2	(8)
06/2024	GBP	712	$894	0	(14)
06/2024	$1,791	GBP	1,424	25	0
06/2024	4,026	KRW	5,235,988	56	0
06/2024	983	MXN	17,152	0	(2)
08/2024	198	IDR	3,043,260	0	(1)
NGF	03/2024	8,064	TWD	253,453	331	0
08/2024	355	IDR	5,456,350	0	(2)
RBC	01/2024	MXN	414	$24	0	0
04/2024	$23	MXN	412	1	0
RYL	01/2024	AUD	287	$193	0	(3)
SCX	01/2024	$1,406	BRL	6,925	20	0
01/2024	0	EGP	13	0	0
01/2024	940	MXN	16,497	28	0
01/2024	30,181	MYR	140,978	590	0
01/2024	192	NGN	157,824	0	(36)
01/2024	1,002	TRY	29,684	3	0
01/2024	2,848	ZAR	51,424	0	(39)
01/2024	428	ZMW	10,504	0	(20)
02/2024	EGP	30,343	$835	90	0
02/2024	MYR	28,212	6,087	0	(79)
02/2024	$21	CNY	149	0	0
02/2024	110	KES	17,545	0	0
03/2024	CNH	9,157	$1,265	0	(28)
03/2024	TWD	18,872	609	0	(15)
03/2024	$88	EGP	3,164	0	(16)
03/2024	291	IDR	4,455,492	0	(1)
03/2024	12,444	INR	1,040,657	18	0
03/2024	22,988	THB	794,585	446	0
03/2024	5,120	TWD	161,623	233	0
06/2024	KES	96,173	$626	46	0
06/2024	$3,864	KRW	5,018,060	48	0
08/2024	673	COP	2,912,744	47	0
12/2024	336	EGP	16,378	0	(14)
SOG	01/2024	528	17,186	0	(17)
02/2024	CNY	29,239	$4,084	0	(45)
02/2024	KZT	128,856	270	0	(10)
02/2024	$8,624	RON	39,556	148	0
SSB	01/2024	2,697	CLP	2,384,083	7	0
03/2024	IDR	8,103,161	$517	0	(9)
03/2024	$656	IDR	10,284,555	12	0
TOR	01/2024	HUF	2,303,526	$6,233	0	(387)
03/2024	CNH	4,429	613	0	(12)
UAG	01/2024	EUR	2,836	3,111	0	(21)
01/2024	GBP	3,058	3,870	0	(28)
01/2024	PLN	3,247	767	0	(58)
01/2024	$2,456	HUF	902,974	140	0
01/2024	5,955	MXN	105,207	213	0
01/2024	809	NOK	8,628	41	0
01/2024	415	ZAR	7,922	18	0
02/2024	JPY	3,540,000	$23,780	0	(1,507)
03/2024	320,000	2,286	0	(7)
03/2024	$16,950	CZK	377,324	0	(112)
03/2024	1,336	INR	111,488	0	(1)

Total Forward Foreign Currency Contracts	$15,256	$(13,713)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC USD versus JPY	JPY	167.000	11/05/2024	1,710	$88	$29
JPM	Put - OTC EUR versus PLN	PLN	4.400	08/22/2024	678	170	394
MYI	Put - OTC GBP versus USD	$1.160	06/12/2024	18,653	74	40

Total Purchased Options	$332	$463

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus BRL	BRL	4.923	06/26/2024	4,000	$(165)	$(153)
Put - OTC USD versus BRL	4.923	06/26/2024	4,000	(165)	(142)
Call - OTC USD versus MXN	MXN	17.449	06/26/2024	4,000	(138)	(140)
Put - OTC USD versus MXN	17.449	06/26/2024	4,000	(138)	(132)
CBK	Call - OTC USD versus BRL	BRL	4.968	06/20/2024	12,200	(507)	(411)
Put - OTC USD versus BRL	4.968	06/20/2024	12,200	(507)	(490)
Call - OTC USD versus MXN	MXN	17.450	07/01/2024	3,600	(125)	(124)
Put - OTC USD versus MXN	17.450	07/01/2024	3,600	(126)	(125)
DUB	Call - OTC USD versus TRY	TRY	40.385	10/28/2024	617	(62)	(41)
Put - OTC USD versus TRY	40.385	10/28/2024	617	(62)	(66)
GLM	Call - OTC USD versus TRY	40.250	10/30/2024	624	(63)	(43)
Put - OTC USD versus TRY	40.250	10/30/2024	624	(63)	(66)
Call - OTC USD versus TRY	39.800	10/31/2024	310	(31)	(23)
Put - OTC USD versus TRY	39.800	10/31/2024	310	(31)	(30)
Call - OTC USD versus TRY	40.930	11/07/2024	309	(29)	(21)
Put - OTC USD versus TRY	40.930	11/07/2024	309	(29)	(35)
Call - OTC USD versus TRY	41.150	11/07/2024	309	(29)	(20)
Put - OTC USD versus TRY	41.150	11/07/2024	309	(29)	(37)
Call - OTC USD versus TRY	41.160	11/11/2024	308	(29)	(21)
Put - OTC USD versus TRY	41.160	11/11/2024	308	(29)	(36)
Put - OTC USD versus TWD	TWD	31.000	03/04/2024	1,279	(18)	(37)
JPM	Call - OTC USD versus IDR	IDR	14,950.000	06/06/2024	1,810	(61)	(72)
Put - OTC USD versus IDR	14,950.000	06/06/2024	1,810	(55)	(12)
Put - OTC USD versus TWD	TWD	31.000	03/01/2024	3,471	(47)	(99)
MYI	Call - OTC USD versus IDR	IDR	15,370.000	08/13/2024	1,101	(35)	(30)
Put - OTC USD versus IDR	15,370.000	08/13/2024	1,101	(35)	(21)
Call - OTC USD versus MXN	MXN	19.500	03/07/2024	5,542	(63)	(9)
Call - OTC USD versus MXN	17.449	06/26/2024	5,500	(190)	(192)
Put - OTC USD versus MXN	17.449	06/26/2024	5,500	(190)	(181)
NGF	Call - OTC USD versus IDR	IDR	15,370.000	08/13/2024	1,867	(60)	(52)
Put - OTC USD versus IDR	15,370.000	08/13/2024	1,867	(60)	(36)
SOG	Put - OTC EUR versus PLN	PLN	4.220	03/15/2024	8,740	(49)	(21)
Call - OTC EUR versus PLN	4.430	03/15/2024	8,740	(60)	(73)

$(3,280)	$(2,991)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545%	01/16/2024	800	$(4)	$(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	800	(4)	0
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	1,200	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	1,200	(5)	(4)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	300	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	300	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	300	(1)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	1,100	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	1,100	(5)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	600	(2)	(9)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	600	(2)	0
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	2,100	(9)	(5)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	2,100	(9)	(4)

$(55)	$(52)

Total Written Options	$(3,335)	$(3,043)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2024	0.587%	$100	$6	$(6)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Petroleos Mexicanos	1.000%	Quarterly	06/20/2024	1.637%	$1,500	$(47)	$43	$0	$(4)
GST	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.108	1,000	4	0	4	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.080	1,700	(38)	37	0	(1)
State Oil Company of Azerb	5.000	Quarterly	06/20/2026	2.315	200	2	11	13	0

$(79)	$91	$17	$(5)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.300% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2029	$3,815	PHP	212,060	$(1)	$(38)	$0	$(39)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.300% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2029	1,231	68,598	2	(5)	0	(3)
Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Maturity	05/28/2024	7,800	ARS	351,546	7	7,554	7,561	0
JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.370% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2029	265	PHP	14,700	0	(4)	0	(4)

$8	$7,507	$7,561	$(46)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	3.868%	Quarterly	12/20/2028	MYR	5,658	$12	$4	$16	$0
	Receive(8)	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		54,947	87	(40)	47	0
GLM	Pay	1-Year BRL-CDI	7.715	Maturity	01/04/2027	BRL	21,000	0	(194)	0	(194)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(39)	0	(39)

								$99	$(269)	$63	$(233)

Total Swap Agreements								$34	$7,323	$7,641	$(284)

(o)

Securities with an aggregate market value of $4,461 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)		This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$141	$0	$141
Azerbaijan
Loan Participations and Assignments	0	0	1,240	1,240
Brazil
Corporate Bonds & Notes	0	4,528	110	4,638
Sovereign Issues	0	97,098	0	97,098
Cayman Islands
Asset-Backed Securities	0	2,331	0	2,331
Convertible Bonds & Notes	0	4	0	4
Corporate Bonds & Notes	0	161	250	411
Chile
Sovereign Issues	0	8,761	0	8,761
China
Common Stocks	37	0	0	37
Sovereign Issues	0	2,611	0	2,611
Colombia
Corporate Bonds & Notes	0	2,600	0	2,600
Sovereign Issues	0	6,747	0	6,747
Czech Republic
Corporate Bonds & Notes	0	1,714	0	1,714
Sovereign Issues	0	566	0	566
Dominican Republic
Sovereign Issues	0	14,310	0	14,310
Ecuador
Sovereign Issues	0	1,737	0	1,737
Hungary
Sovereign Issues	0	1,874	0	1,874
Ireland
Asset-Backed Securities	0	1,579	0	1,579
Ivory Coast
Loan Participations and Assignments	0	0	1,417	1,417
Jersey, Channel Islands
Corporate Bonds & Notes	0	2,870	0	2,870
Luxembourg
Corporate Bonds & Notes	0	479	311	790
Malaysia
Sovereign Issues	0	2,718	0	2,718
Mexico
Sovereign Issues	0	11,725	0	11,725
Netherlands
Corporate Bonds & Notes	0	3,286	0	3,286
Peru
Corporate Bonds & Notes	0	3,723	4,773	8,496
Sovereign Issues	0	7,533	0	7,533
Poland
Sovereign Issues	0	7,681	0	7,681
Romania
Sovereign Issues	0	2,506	0	2,506
Russia
Sovereign Issues	0	45	0	45
South Africa
Corporate Bonds & Notes	0	2,701	3,089	5,790
Sovereign Issues	0	19,885	0	19,885
South Korea
Sovereign Issues	0	13,644	0	13,644
Tanzania
Loan Participations and Assignments	0	0	3,313	3,313
Thailand
Sovereign Issues	0	28	0	28
Turkey
Loan Participations and Assignments	0	2,725	0	2,725
United Kingdom
Non-Agency Mortgage-Backed Securities	0	3,502	0	3,502
United States
Asset-Backed Securities	0	7,531	7,624	15,155
Common Stocks	0	0	77	77
Corporate Bonds & Notes	0	492	0	492
Loan Participations and Assignments	0	0	2,552	2,552
Non-Agency Mortgage-Backed Securities	0	5,424	381	5,805
U.S. Government Agencies	0	37	0	37
Uruguay
Sovereign Issues	0	535	0	535
Zambia
Sovereign Issues	0	992	0	992
Short-Term Instruments
Certificates of Deposit	0	9,305	0	9,305
Repurchase Agreements	0	3,382	0	3,382
Short-Term Notes	0	30	0	30
Hungary Treasury Bills	0	47,699	0	47,699
Israel Treasury Bills	0	25,328	0	25,328
Japan Treasury Bills	0	69,375	0	69,375
Malaysia Treasury Bills	0	27,844	0	27,844

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

U.S. Treasury Bills				0			5,027	0	5,027

				$37			$434,814	$25,137	$459,988
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$23,218			$0	$0	$23,218

Total Investments				$23,255			$434,814	$25,137	$483,206

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0			468	0	468
Over the counter				0			23,360	0	23,360

				$0			$23,828	$0	$23,828
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(33)			(373)	0	(406)
Over the counter				0			(17,040)	0	(17,040)

				$(33)			$(17,413)	$0	$(17,446)

Total Financial Derivative Instruments				$(33)			$6,415	$0	$6,382

Totals				$23,222			$441,229	$25,137	$489,588

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (2)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$1,828	$(625)	$15	$11	$11	$0	$0	$1,240	$11
Brazil
Corporate Bonds & Notes	206	0	0	(38)	0	(58)	0	0	110	(59)
Cayman Islands
Corporate Bonds & Notes	0	250	0	0	0	0	0	0	250	0
Ivory Coast
Loan Participations and Assignments	1,558	0	(203)	1	(22)	83	0	0	1,417	53
Luxembourg
Corporate Bonds & Notes	339	0	(27)	3	1	(5)	0	0	311	(4)
Peru
Corporate Bonds & Notes	0	4,721	0	0	0	52	0	0	4,773	52
Qatar
Loan Participations and Assignments	2,597	0	(2,600)	11	0	(8)	0	0	0	0
Russia
Sovereign Issues	32	0	(156)	0	(117)	286	0	(45)	0	0
South Africa
Corporate Bonds & Notes	3,167	0	0	0	0	(78)	0	0	3,089	(78)
Tanzania
Loan Participations and Assignments	0	3,184	0	2	0	127	0	0	3,313	127
Turkey
Loan Participations and Assignments	2,610	0	0	4	0	111	0	(2,725)	0	0
United States
Asset-Backed Securities	7,134	0	0	0	0	476	14	0	7,624	476
Common Stocks	77	0	0	0	0	0	0	0	77	0
Loan Participations and Assignments	2,518	0	0	0	0	34	0	0	2,552	33
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	381	0	381	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2023 (Unaudited)

Short-Term Instruments
Certificates of Deposit	358	0	(186)	0	23	15	0	(210)	0	0

	$20,596	$9,983	$(3,797)	$(2)	$(104)	$1,046	$395	$(2,980)	$25,137	$611
Financial Derivative Instruments - Liabilities
Over the counter	$(1)	$3	$0	$0	$0	$(2)	$0	$0	$0	$0

Totals	$20,595	$9,986	$(3,797)	$(2)	$(104)	$1,044	$395	$(2,980)	$25,137	$611

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments		$1,240	Discounted Cash Flow			Discount Rate			0.036	—
Brazil
Corporate Bonds & Notes		110	Indicative Market Quotation			Broker Quote			$4.500	—
Cayman Islands
Corporate Bonds & Notes		250	Proxy Pricing			Base Price			100.000	—
Ivory Coast
Loan Participations and Assignments		1,417	Indicative Market Quotation			Broker Quote			96.500	—
Luxembourg
Corporate Bonds & Notes		311	Discounted Cash Flow			Discount Rate			14.930	—
Peru
Corporate Bonds & Notes		4,773	Proxy Pricing			Base Price			100.000	—
South Africa
Corporate Bonds & Notes		3,089	Discounted Cash Flow			Discount Rate			9.480	—
Tanzania
Loan Participations and Assignments		3,313	Proxy Pricing			Base Price			99.250	—
United States
Asset-Backed Securities		7,610	Discounted Cash Flow			Discount Rate			17.140	—
		14	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Common Stocks		77	Comparable Companies			EBITDA Multiple		X	4.300	—
Loan Participations and Assignments		2,552	Proxy Pricing			Base Price			98.000	—
Non-Agency Mortgage-Backed Securities		381	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—

Total		$25,137

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 5.7% ¤
BRAZIL 2.5%
CORPORATE BONDS & NOTES 0.3%
Vale SA 0.000% due 12/29/2049 ~(d)	BRL	10,800	$786

SOVEREIGN ISSUES 2.2%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (c)		1,800	371
0.000% due 07/01/2024 (c)		27,200	5,328

			5,699

Total Brazil (Cost $6,677)			6,485

CAYMAN ISLANDS 0.3%
CONVERTIBLE BONDS & NOTES 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (a)		$196	15

CORPORATE BONDS & NOTES 0.3%
CIFI Holdings Group Co. Ltd. 4.375% due 04/12/2027 ^(b)		500	29
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(b)		1,500	54
Poinsettia Finance Ltd. 6.625% due 06/17/2031		853	724
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025 ^		900	80
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2025 (a)		65	7
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2026 (a)		65	5
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)		130	10
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)		195	9
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)		195	11
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)		92	4

			933

Total Cayman Islands (Cost $3,812)			948

CHINA 0.0%
		SHARES
COMMON STOCKS 0.0%
Sunac Services Holdings Ltd.		526,390	126

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 02/17/2025 ^(b)		$1,000	10

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total China (Cost $1,110)		136

UNITED STATES 2.6%
U.S. GOVERNMENT AGENCIES 2.6%
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2054	$1,600	1,513
4.500% due 02/01/2054	1,600	1,552
5.000% due 02/01/2054	1,700	1,683
5.500% due 02/01/2054	2,000	2,009

		6,757

Total United States (Cost $6,642)		6,757

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (f) 0.3%		724

Total Short-Term Instruments (Cost $724)		724

Total Investments in Securities (Cost $18,967)		15,050

	SHARES
INVESTMENTS IN AFFILIATES 97.5%
UNITED STATES 94.5%
MUTUAL FUNDS (e) 94.5%
PIMCO Emerging Markets Bond Fund	8,001,582	67,133
PIMCO Emerging Markets Corporate Bond Fund	6,010,688	54,036
PIMCO Emerging Markets Local Currency and Bond Fund	21,214,706	127,713

		248,882

Total United States (Cost $258,954)		248,882

SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	826,979	8,044

Total Short-Term Instruments (Cost $8,043)		8,044

Total Investments in Affiliates (Cost $266,997)		256,926

Total Investments 103.2% (Cost $285,962)		$271,976
Financial Derivative Instruments (g)(h) (0.1)%(Cost or Premiums, net $60)		(249)
Other Assets and Liabilities, net (3.1)%		(8,305)

Net Assets 100.0%		$263,422

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$724	U.S. Treasury Notes 4.875% due 11/30/2025	$(738)	$724	$724

Total Repurchase Agreements	$(738)	$724	$724

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2024	117	$13,208	$482	$0	$0

Total Futures Contracts	$482	$0	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2030	$6,400	$161	$(166)	$(5)	$1	$0

Total Swap Agreements	$161	$(166)	$(5)	$1	$0

Cash of $737 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	01/2024	BRL	53,300	$10,866	$0	$(106)
01/2024	EUR	531	579	0	(7)
01/2024	$5,198	BRL	25,600	72	0
BSH	01/2024	2,933	14,500	53	0
07/2024	BRL	15,300	$3,034	0	(61)
CBK	01/2024	$2,709	BRL	13,192	6	0
01/2024	610	EUR	551	0	(2)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2023 (Unaudited)

02/2024	BRL	569	$111	0	(6)
04/2024	13,326	2,710	0	(11)
GLM	01/2024	$1,649	BRL	8,000	0	(2)
02/2024	0	1	0	0
04/2024	BRL	33,100	$6,595	0	(163)
07/2024	8,500	1,716	0	(3)
JPM	01/2024	11,354	2,352	15	0
01/2024	$699	BRL	3,400	1	0
04/2024	9,108	44,569	2	(11)
07/2024	BRL	3,400	$684	0	(3)

Total Forward Foreign Currency Contracts	$149	$(375)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	1.000%	Quarterly	12/20/2028	1.314%	$2,000	$(85)	$58	$0	$(27)
GST	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.108	500	2	1	3	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.080	800	(18)	18	0	0

Total Swap Agreements	$(101)	$77	$3	$(27)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$786	$0	$786
Sovereign Issues	0	5,699	0	5,699
Cayman Islands
Convertible Bonds & Notes	0	15	0	15
Corporate Bonds & Notes	0	933	0	933
China
Common Stocks	126	0	0	126
Corporate Bonds & Notes	0	10	0	10
United States
U.S. Government Agencies	0	6,757	0	6,757
Short-Term Instruments
Repurchase Agreements	0	724	0	724

$126	$14,924	$0	$15,050
Investments in Affiliates, at Value
United States
Mutual Funds	248,882	0	0	248,882
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,044	0	0	8,044

$256,926	$0	$0	$256,926

Total Investments	$257,052	$14,924	$0	$271,976

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	152	0	152

$0	$153	$0	$153
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Over the counter	$0	$(402)	$0	$(402)

Total Financial Derivative Instruments	$0	$(249)	$0	$(249)

Totals	$257,052	$14,675	$0	$271,727

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
AZERBAIJAN 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
State Oil Co. of the Azerbaijan Republic 8.305% due 11/26/2024 «		$3,650	$3,622

Total Azerbaijan (Cost $3,591)			3,622

BRAZIL 2.2%
CORPORATE BONDS & NOTES 1.1%
Banco BTG Pactual SA 4.500% due 01/10/2025		$300	295
Banco General SA 8.500% due 07/29/2026	MXN	135,000	7,481
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (f)(i)		$1,580	54
Oi SA 0.000% due 02/25/2035 «~	BRL	2,500	272
Vale SA 0.000% due 12/29/2049 ~(i)		114,743	8,351

			16,453

SOVEREIGN ISSUES 1.1%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (f)		85,800	16,808

Total Brazil (Cost $36,720)			33,261

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.6%
LCM Ltd. 6.757% due 04/20/2031 •		$1,750	1,745
Venture CLO Ltd. 6.807% due 04/20/2032 •		4,000	3,989
Vibrant CLO Ltd. 6.582% due 06/20/2029 ~		808	808
Voya CLO Ltd. 6.614% due 04/17/2030 •		2,025	2,023

			8,565

CONVERTIBLE BONDS & NOTES 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (b)		392	30

CORPORATE BONDS & NOTES 0.3%
Fish Pond Re Ltd. 9.332% due 01/08/2027 «(a)		550	551
Interoceanica Finance Ltd. 0.000% due 11/30/2025 (f)		207	192
Kaisa Group Holdings Ltd.
10.500% due 01/15/2025 ^(c)		4,300	157
11.250% due 04/16/2025 ^(c)		300	10
11.700% due 11/11/2025 ^(c)		4,200	151
Peru Payroll Deduction Finance Ltd. 0.000% due 11/01/2029 (f)		1,748	1,447
Poinsettia Finance Ltd. 6.625% due 06/17/2031		3,154	2,679
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (b)		130	14
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (b)		130	10
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (b)		261	21
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (b)		391	18
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (b)		391	21

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (b)		184	7

			5,278

Total Cayman Islands (Cost $17,603)			13,873

CHILE 4.2%
SOVEREIGN ISSUES 4.2%
Bonos de la Tesoreria de la Republica 3.400% due 10/01/2039 (h)	CLP	5,151,670	6,615
Bonos de la Tesoreria de la Republica en pesos
2.300% due 10/01/2028		1,525,000	1,517
5.000% due 10/01/2028		16,130,000	18,077
5.300% due 11/01/2037		2,585,000	2,903
5.800% due 10/01/2034		18,830,000	22,033
6.000% due 04/01/2033		10,610,000	12,663
7.000% due 05/01/2034		510,000	652

Total Chile (Cost $60,413)			64,460

CHINA 5.4%
		SHARES
COMMON STOCKS 0.0%
Sunac Services Holdings Ltd.		1,050,781	252

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 5.4%
China Government International Bond
2.600% due 09/01/2032	CNY	121,630	17,153
2.620% due 09/25/2029		89,800	12,748
2.750% due 02/17/2032		1,780	254
2.850% due 06/04/2027		10,400	1,490
3.020% due 05/27/2031		75,700	11,017
3.120% due 10/25/2052		5,900	868
3.250% due 11/22/2028		123,260	18,087
3.270% due 11/19/2030		2,900	429
3.280% due 12/03/2027		56,750	8,303
3.810% due 09/14/2050		76,080	12,529

			82,878

Total China (Cost $82,859)			83,130

COLOMBIA 3.7%
CORPORATE BONDS & NOTES 0.0%
Empresas Publicas de Medellin ESP 7.625% due 09/10/2024	COP	1,090,000	271

SOVEREIGN ISSUES 3.7%
Colombia Government International Bond
1.000% due 09/18/2030		25,461,000	5,994
1.000% due 03/26/2031		53,223,300	11,863
1.000% due 06/30/2032		12,288,000	2,662
1.000% due 02/09/2033		5,297,000	1,630
Colombian TES
6.250% due 07/09/2036		44,134,300	8,318
7.000% due 03/26/2031		8,492,500	1,891
7.000% due 06/30/2032		29,808,100	6,453
7.250% due 10/18/2034		4,012,600	854
7.250% due 10/26/2050		2,400,700	451
7.750% due 09/18/2030		11,539,300	2,714
13.250% due 02/09/2033		41,054,300	12,629

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Financiera de Desarrollo Territorial SA Findeter 7.875% due 08/12/2024		3,616,000	898

			56,357

Total Colombia (Cost $45,479)			56,628

CZECH REPUBLIC 4.0%
SOVEREIGN ISSUES 4.0%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	45,420	1,718
1.200% due 03/13/2031		377,300	14,247
1.750% due 06/23/2032		378,400	14,575
2.000% due 10/13/2033		180,000	6,928
2.500% due 08/25/2028		108,400	4,599
2.750% due 07/23/2029		45,400	1,928
4.200% due 12/04/2036		85,700	3,990
4.900% due 04/14/2034		12,100	593
5.000% due 09/30/2030		275,400	13,243

Total Czech Republic (Cost $60,976)			61,821

DOMINICAN REPUBLIC 3.4%
SOVEREIGN ISSUES 3.4%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	43,700	768
13.000% due 12/05/2025		990,600	17,892
Dominican Republic International Bond
9.750% due 06/05/2026		59,600	1,028
11.250% due 09/15/2035		916,500	17,080
13.625% due 02/03/2033		642,550	13,501
13.625% due 02/10/2034		133,400	2,779

Total Dominican Republic (Cost $48,966)			53,048

ECUADOR 0.3%
SOVEREIGN ISSUES 0.3%
Ecuador Government International Bond
2.500% due 07/31/2040 þ		$120	39
3.500% due 07/31/2035 þ		3,396	1,221
6.000% due 07/31/2030 þ		8,900	4,165

Total Ecuador (Cost $5,823)			5,425

EGYPT 0.2%
SOVEREIGN ISSUES 0.2%
Egypt Government International Bond
7.600% due 03/01/2029		$1,614	1,237
7.625% due 05/29/2032		3,600	2,511

Total Egypt (Cost $3,266)			3,748

HUNGARY 1.1%
SOVEREIGN ISSUES 1.1%
Hungary Government International Bond
4.500% due 03/23/2028	HUF	1,147,800	3,156
4.750% due 11/24/2032		1,659,500	4,421
6.125% due 05/22/2028		$2,700	2,811
6.750% due 10/22/2028	HUF	2,175,000	6,517

Total Hungary (Cost $14,780)			16,905

INDONESIA 8.9%
SOVEREIGN ISSUES 8.9%
Indonesia Government International Bond
6.125% due 05/15/2028	IDR	190,622,000	12,237
6.375% due 08/15/2028		110,210,000	7,145
6.375% due 04/15/2032		121,951,000	7,848
6.500% due 02/15/2031		335,833,000	21,783
6.875% due 04/15/2029		32,959,000	2,178
7.000% due 09/15/2030		297,003,000	19,765
7.000% due 02/15/2033		95,021,000	6,397

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

7.125% due 06/15/2038		86,770,000	5,902
7.125% due 06/15/2042		32,292,000	2,176
7.125% due 06/15/2043		68,502,000	4,619
7.500% due 06/15/2035		126,249,000	8,769
7.500% due 05/15/2038		91,004,000	6,332
7.500% due 04/15/2040		124,180,000	8,624
8.250% due 05/15/2029		59,147,000	4,143
8.375% due 03/15/2034		176,821,000	12,989
8.750% due 05/15/2031		18,574,000	1,357
9.000% due 03/15/2029		42,064,000	3,024
10.500% due 08/15/2030		22,905,000	1,801

Total Indonesia (Cost $135,820)			137,089

IRELAND 0.1%
ASSET-BACKED SECURITIES 0.1%
Carlyle Global Market Strategies Euro CLO DAC 4.752% due 11/15/2031 •	EUR	799	869

Total Ireland (Cost $968)			869

IVORY COAST 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Republic of Cote d'lvoire 9.055% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	2,730	2,908

Total Ivory Coast (Cost $3,229)			2,908

JERSEY, CHANNEL ISLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	6,600	7,286
9.152% due 01/28/2029 •		2,600	2,870

Total Jersey, Channel Islands (Cost $10,317)			10,156

LUXEMBOURG 0.1%
		SHARES
COMMON STOCKS 0.0%
Drillco Holding Lux SA «(d)		9,571	238
Drillco Holding Lux SA «(d)(j)		10,272	255
Forsea Holding SA «(d)		1,063	26

			519

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.1%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		314	311
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		756	550
FORESEA Holding SA 7.500% due 06/15/2030		260	242

			1,103

Total Luxembourg (Cost $1,401)			1,622

MALAYSIA 6.8%
SOVEREIGN ISSUES 6.8%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	22,220	4,488
3.502% due 05/31/2027		14,360	3,124
3.733% due 06/15/2028		20,270	4,438
3.757% due 05/22/2040		17,005	3,547
3.885% due 08/15/2029		12,500	2,752
3.899% due 11/16/2027		20,690	4,561
4.065% due 06/15/2050		19,449	4,137
4.232% due 06/30/2031		21,000	4,705
4.254% due 05/31/2035		24,738	5,541
4.504% due 04/30/2029		6,310	1,430

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.696% due 10/15/2042		33,438	7,859
4.762% due 04/07/2037		62,244	14,648
4.893% due 06/08/2038		12,810	3,067
Malaysia Government Investment Issue
3.422% due 09/30/2027		21,530	4,659
3.447% due 07/15/2036		21,810	4,510
3.465% due 10/15/2030		49,130	10,509
3.599% due 07/31/2028		13,090	2,850
4.130% due 07/09/2029		14,380	3,198
4.245% due 09/30/2030		15,750	3,530
4.369% due 10/31/2028		20,690	4,651
4.417% due 09/30/2041		20,364	4,593
5.357% due 05/15/2052		6,787	1,723

Total Malaysia (Cost $102,535)			104,520

MEXICO 6.4%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(d)		742,577	0

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 6.4%
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	468,672	24,371
7.500% due 05/26/2033		126,200	6,755
7.750% due 05/29/2031		302,900	16,698
7.750% due 11/23/2034		100,000	5,410
7.750% due 11/13/2042		521,800	27,131
8.000% due 11/07/2047		55,500	2,934
8.000% due 07/31/2053		103,700	5,450
8.500% due 05/31/2029		22,620	1,308
8.500% due 11/18/2038		125,500	7,081
10.000% due 11/20/2036		29,100	1,854

			98,992

Total Mexico (Cost $94,764)			98,992

PERU 3.0%
CORPORATE BONDS & NOTES 1.3%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	19,300	5,067
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043 «		55,600	15,165

			20,232

SOVEREIGN ISSUES 1.7%
Fondo MIVIVIENDA SA 7.000% due 02/14/2024		39,400	10,599
Peru Government International Bond
5.350% due 08/12/2040		9,700	2,251
5.400% due 08/12/2034		4,700	1,151
6.150% due 08/12/2032		16,300	4,308
6.350% due 08/12/2028		6,100	1,688
6.850% due 02/12/2042		3,800	1,035
6.900% due 08/12/2037		7,700	2,098
6.950% due 08/12/2031		7,100	1,985
7.300% due 08/12/2033		3,100	879

			25,994

Total Peru (Cost $47,552)			46,226

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	54,000	930

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Philippines (Cost $1,247)			930

POLAND 7.6%
SOVEREIGN ISSUES 7.6%
Poland Government International Bond
1.250% due 10/25/2030	PLN	1,105	222
1.750% due 04/25/2032 (l)		28,100	5,556
2.500% due 07/25/2027 (l)		69,000	16,212
2.750% due 04/25/2028 (l)		217,579	50,742
2.750% due 10/25/2029 (l)		38,600	8,765
6.000% due 10/25/2033 (l)		82,000	22,105
7.500% due 07/25/2028 (l)		45,000	12,592

Total Poland (Cost $102,343)			116,194

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd. 6.900% due 01/23/2025 «	IDR	100,000	7

Total Qatar (Cost $7)			7

ROMANIA 2.6%
SOVEREIGN ISSUES 2.6%
Romania Government International Bond
4.150% due 01/26/2028	RON	48,600	10,039
4.250% due 04/28/2036		56,500	10,406
4.750% due 10/11/2034		27,400	5,367
4.850% due 07/25/2029		36,200	7,525
5.000% due 02/12/2029		10,300	2,166
6.375% due 09/18/2033 (l)	EUR	2,650	3,099
7.350% due 04/28/2031	RON	8,300	1,954

Total Romania (Cost $40,214)			40,556

RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond
1.125% due 11/20/2027 ^(c)	EUR	100	45
7.700% due 03/23/2033 ^(c)	RUB	889,000	3,660

Total Russia (Cost $11,121)			3,705

SERBIA 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Project Mercury 8.127% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	3,400	3,765

SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 4.500% due 08/20/2032	RSD	345,400	2,912

Total Serbia (Cost $7,483)			6,677

SOUTH AFRICA 12.9%
CORPORATE BONDS & NOTES 1.6%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	196,700	10,696
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (f)		143,600	4,460
0.000% due 12/31/2032 (f)		363,100	4,297
Transnet SOC Ltd. 10.000% due 03/30/2029		103,000	5,053

			24,506

SOVEREIGN ISSUES 11.3%
South Africa Government International Bond
6.250% due 03/31/2036 (l)		185,500	6,666
6.500% due 02/28/2041 (l)		500	16
7.000% due 02/28/2031		211,527	9,689
8.000% due 01/31/2030		1,035,150	52,083
8.250% due 03/31/2032		239,300	11,431
8.500% due 01/31/2037		456,000	19,453

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

8.750% due 01/31/2044		185,900	7,541
8.875% due 02/28/2035		29,200	1,348
9.000% due 01/31/2040		379,700	16,189
10.500% due 12/21/2026		844,000	48,302
10.500% due 12/21/2026 (l)		30,200	1,728

			174,446

Total South Africa (Cost $229,140)			198,952

SUPRANATIONAL 2.3%
CORPORATE BONDS & NOTES 2.3%
Asian Development Bank 4.700% due 03/12/2024	MXN	34,300	1,992
International Bank for Reconstruction & Development
4.500% due 04/15/2026	IDR	307,100,000	19,377
4.600% due 02/09/2026		222,900,000	14,124

Total Supranational (Cost $37,331)			35,493

TANZANIA 1.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Ivory Coast Government International Bond 6.915% (EUR003M + 3.000%) due 06/28/2024 «~	EUR	10,000	11,044
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 9.502% (EUR006M + 5.400%) due 04/26/2028 «~		3,600	3,945

Total Tanzania (Cost $14,832)			14,989

THAILAND 8.1%
SOVEREIGN ISSUES 8.1%
Thailand Government International Bond
1.585% due 12/17/2035	THB	30,000	776
2.000% due 06/17/2042		71,760	1,782
2.250% due 03/17/2027		953,870	27,829
2.400% due 03/17/2029		1,007,317	29,437
2.875% due 06/17/2046		23,000	621
3.300% due 06/17/2038		260,810	7,896
3.350% due 06/17/2033		226,903	7,012
3.390% due 06/17/2037		743,730	23,094
3.400% due 06/17/2036		215,633	6,573
3.450% due 06/17/2043		327,054	10,044
3.775% due 06/25/2032		68,960	2,200
4.875% due 06/22/2029		221,118	7,262

Total Thailand (Cost $115,013)			124,526

TURKEY 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
SOCAR Turkey Enerji AS 7.387% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	8,300	9,048

SOVEREIGN ISSUES 0.3%
Turkey Government International Bond 26.200% due 10/05/2033	TRY	134,900	4,756

Total Turkey (Cost $13,868)			13,804

UNITED ARAB EMIRATES 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
NMC Opco Ltd.
11.640% (LIBOR03M + 6.000%) due 03/25/2025 «~	AED	14,082	3,901
11.640% (LIBOR03M + 6.000%) due 03/25/2027 «~		18,776	5,202

Total United Arab Emirates (Cost $9,072)			9,103

UNITED KINGDOM 0.4%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canada Square Funding PLC 6.070% due 01/17/2059 •	GBP	1,568	1,988
Rochester Financing PLC 5.920% due 12/18/2044 •		1,396	1,767
Stratton Mortgage Funding PLC 6.120% (SONIO/N + 0.900%) due 03/12/2052 ~		401	511
Tower Bridge Funding PLC 5.940% due 12/20/2063 •		690	875

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (f)	0	701

Total United Kingdom (Cost $5,168)		5,842

UNITED STATES 7.1%
ASSET-BACKED SECURITIES 4.7%
ACE Securities Corp. Home Equity Loan Trust 6.490% due 04/25/2035 •	$1,111	1,081
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.445% due 07/25/2035 •	1,800	1,704
Bear Stearns Asset-Backed Securities Trust
5.682% due 03/25/2034 •	492	490
6.310% due 08/25/2036 •	1,096	1,061
Countrywide Asset-Backed Certificates Trust 6.055% due 06/25/2036 •	3,500	3,366
Credit-Based Asset Servicing & Securitization LLC
3.170% due 08/25/2035 •	1,586	1,431
5.577% due 07/25/2037 ~	10	6
6.745% due 03/25/2046 ~	3,712	3,652
Fieldstone Mortgage Investment Trust 5.850% due 05/25/2036 •	1,548	1,079
First Franklin Mortgage Loan Trust
5.770% due 08/25/2036 •	6,205	5,631
5.780% due 10/25/2036 •	2,000	1,585
GSAMP Trust
5.560% due 01/25/2037 •	944	545
5.770% due 12/25/2036 •	1,241	1,218
6.295% due 05/25/2034 •	2,157	1,965
Home Equity Mortgage Loan Asset-Backed Trust 5.950% due 08/25/2036 •	1,300	1,154
JP Morgan Mortgage Acquisition Corp. 6.055% due 05/25/2035 •	1,983	1,947
JP Morgan Mortgage Acquisition Trust 5.740% due 07/25/2036 •	3,347	2,886
Lehman XS Trust 5.011% due 01/25/2036 þ	3,029	2,662
Merrill Lynch Mortgage Investors Trust 6.220% due 09/25/2035 •	1,894	1,835
Morgan Stanley ABS Capital, Inc. Trust 6.400% due 07/25/2035 ~	2,100	2,024
Morgan Stanley Mortgage Loan Trust
5.950% due 12/25/2036 •	3,217	1,134
7.049% due 11/25/2036 •	220	78
New Century Home Equity Loan Trust
5.790% due 08/25/2036 •	1,428	1,375
6.115% due 12/25/2035 •	6,000	5,691
NovaStar Mortgage Funding Trust 6.220% due 06/25/2034 •	4,407	4,238
OneMain Financial Issuance Trust 4.130% due 05/14/2035	7,300	7,116
Option One Mortgage Loan Trust 5.690% due 04/25/2037 •	383	256
Residential Asset Mortgage Products Trust 6.625% due 02/25/2035 •	1,475	1,451
Saxon Asset Securities Trust 5.870% due 09/25/2047 •	3,355	3,065
Securitized Asset-Backed Receivables LLC Trust 2.839% due 01/25/2036 þ	1,737	1,429
Structured Asset Securities Corp. Mortgage Loan Trust 5.690% due 10/25/2037 •	5,294	3,310
WaMu Asset-Backed Certificates WaMu Trust 5.710% due 05/25/2037 •	4,763	4,105
Wells Fargo Home Equity Asset-Backed Securities Trust 6.110% due 03/25/2037 •	2,000	1,787

		72,357

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(j)	823,266	89

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.0%
Rio Oil Finance Trust 9.750% due 01/06/2027	351	366

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Ecopetrol SA TBD% due 08/16/2024 «	7,700	7,557

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	433	373
Angel Oak Mortgage Trust 0.909% due 01/25/2066 ~	3,377	2,880
Banc of America Funding Trust 2.371% due 03/20/2036 «~	11	10
BCAP LLC Trust
3.671% due 05/26/2037 ~	2,239	1,995
5.810% due 01/25/2037 •	165	153
Bear Stearns Adjustable Rate Mortgage Trust
4.635% due 02/25/2036 ~	36	32
4.924% due 01/25/2035 ~	3	3
Bear Stearns ALT-A Trust
3.884% due 04/25/2037 ~	6,665	4,834
4.170% due 08/25/2036 ~	263	181
Citigroup Mortgage Loan Trust
4.318% due 03/25/2034 ~	6	5
4.523% due 09/25/2037 ~	2,753	2,433
4.816% due 07/25/2046 ~	25	22
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	49	42
Countrywide Alternative Loan Trust 5.750% due 04/25/2047 •	5,626	4,950
Countrywide Home Loan Mortgage Pass-Through Trust 4.430% due 09/25/2047 ~	15	13
Countrywide Home Loan Reperforming REMIC Trust 5.877% due 11/25/2034 •	175	156
GreenPoint Mortgage Funding Trust 5.910% due 06/25/2045 •	62	59
GSMPS Mortgage Loan Trust 5.820% due 01/25/2036 •	199	160
GSR Mortgage Loan Trust 4.976% due 11/25/2035 ~	57	32
HarborView Mortgage Loan Trust
4.725% due 08/19/2036 «~	1	1
5.850% due 01/19/2038 •	3,614	3,166
7.012% due 10/19/2035 •	310	169
Impac CMB Trust
5.730% due 01/25/2033 «þ	307	297
6.110% due 03/25/2035 •	76	67
IndyMac INDX Mortgage Loan Trust
5.830% due 02/25/2037 •	898	877
6.110% due 07/25/2045 •	106	85
JP Morgan Mortgage Trust 4.436% due 06/25/2036 «~	188	128
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	235	225
Luminent Mortgage Trust 5.830% due 12/25/2036 •	13	12
Morgan Stanley Mortgage Loan Trust 7.035% due 06/25/2036 ~	7	7
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.340% due 06/25/2036 þ	8,044	2,155
Residential Accredit Loans, Inc. Trust
5.365% due 02/25/2036 ~	92	79
5.791% due 10/25/2037 ~	854	722
Residential Asset Securitization Trust 5.870% due 01/25/2046 •	128	37
Sequoia Mortgage Trust 3.701% due 01/20/2047 ~	17	11
Structured Adjustable Rate Mortgage Loan Trust
4.520% due 03/25/2036 ~	38	27
6.412% due 01/25/2035 •	30	26
Structured Asset Mortgage Investments Trust 5.770% due 02/25/2037 •	1,058	968
TBW Mortgage-Backed Trust 6.540% due 01/25/2037 þ	1,294	303
Thornburg Mortgage Securities Trust 6.815% due 06/25/2047 •	304	256
WaMu Mortgage Pass-Through Certificates Trust
3.270% due 01/25/2037 ~	43	37
4.272% due 12/25/2036 ~	28	25
4.469% due 09/25/2036 ~	37	31
5.840% due 05/25/2034 •	203	181

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 6.478% due 10/25/2036 ~		477	445

			28,670

		SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(j)		1	0

Total United States (Cost $116,913)			109,039

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond
3.700% due 06/26/2037 (h)	UYU	3,138	82
3.875% due 07/02/2040 (h)(l)		158,836	4,276

Total Uruguay (Cost $4,435)			4,358

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government Bond
10.000% due 06/28/2024	ZMW	15,400	586
11.000% due 06/17/2024		16,400	635
11.000% due 04/27/2025		6,600	240
12.000% due 07/04/2025		44,800	1,638

Total Zambia (Cost $3,767)			3,099

SHORT-TERM INSTRUMENTS 3.6%
CERTIFICATES OF DEPOSIT 2.0%
Banco Bilbao Vizcaya Argentaria Colombia SA
13.093% due 04/28/2026	COP	3,748,000	1,022
13.229% due 05/10/2026		1,626,000	445
13.365% due 05/04/2026		2,365,000	635
14.460% due 01/13/2024		5,111,000	1,314
16.412% due 04/25/2024		183,000	47
Banco Davivienda SA
10.943% due 04/28/2026		750,000	195
11.678% due 05/12/2025		10,182,000	2,656
12.950% due 03/08/2026		7,300,257	1,959
13.183% due 06/06/2026		6,358,000	1,728
13.455% due 06/09/2025		2,889,000	768
13.455% due 06/13/2025		4,251,000	1,131
13.456% due 06/07/2025		8,647,000	2,300
13.501% due 12/13/2024		7,383,000	1,946
15.389% due 02/21/2024		2,550,000	666
Bancolombia SA
5.917% due 01/27/2024		11,855,500	3,060
10.388% due 04/20/2026		13,770,800	3,551
13.320% due 06/08/2025		3,838,000	1,017
13.456% due 06/14/2025		6,993,000	1,856
13.637% due 12/14/2024		10,200,000	2,688
16.137% due 09/01/2024		4,128,000	1,093

			30,077

REPURCHASE AGREEMENTS (k) 0.3%			3,966

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	3,151	3

HUNGARY TREASURY BILLS 0.2%
10.900% due 01/04/2024 (f)(g)	HUF	1,108,000	3,192

U.S. TREASURY BILLS 1.1%
5.431% due 01/11/2024 - 02/29/2024 (e)(f)(n)(p)		$16,935	16,825

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $51,310)		54,063

Total Investments in Securities (Cost $1,540,326)		1,539,640

	SHARES
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short Asset Portfolio	3,284,399	31,845
PIMCO Short-Term Floating NAV Portfolio III	8,976,541	87,315

Total Short-Term Instruments (Cost $120,146)		119,160

Total Investments in Affiliates (Cost $120,146)		119,160

Total Investments 107.8% (Cost $1,660,472)		$1,658,800
Financial Derivative Instruments (m)(o) 0.0%(Cost or Premiums, net $(8,720))		370
Other Assets and Liabilities, net (7.8)%		(120,846)

Net Assets 100.0%		$1,538,324

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$7,690	$3	0.00%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2071 - 06/10/2022	0	0	0.00
Drillco Holding Lux SA	06/08/2023	206	255	0.02

$7,896	$258	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$3,966	U.S. Treasury Notes 4.875% due 11/30/2025	$(4,045)	$3,966	$3,967

Total Repurchase Agreements	$(4,045)	$3,966	$3,967

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	5.900%	07/06/2023	TBD(3)	PLN	(83,661)	$(21,919)
5.900	07/31/2023	TBD(3)	(42,951)	(11,198)
5.900	10/02/2023	TBD(3)	(32,547)	(8,399)
8.650	06/14/2023	TBD(3)	ZAR	(283)	(16)
8.650	08/14/2023	TBD(3)	(90,941)	(5,131)
8.650	12/19/2023	TBD(3)	(93,561)	(5,132)
8.900	12/21/2023	01/04/2024	(194,284)	(10,652)
JML	4.750	11/24/2023	TBD(3)	$(4,016)	(4,036)
MBC	8.900	10/11/2023	TBD(3)	ZAR	(180,662)	(10,040)
11.300	12/06/2023	01/05/2024	PLN	(203,657)	(52,044)
11.300	12/08/2023	01/05/2024	(66,167)	(16,903)
SCX	4.140	12/19/2023	TBD(3)	EUR	(2,650)	(2,930)

Total Reverse Repurchase Agreements	$(148,400)

(l)	Securities with an aggregate market value of $155,641 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(211,458) at a weighted average interest rate of 7.771%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2024	151	$22,874	$691	$0	$(237)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2024	22	$(2,393)	$(52)	$0	$(2)
U.S. Treasury 10-Year Note March Futures	03/2024	12	(1,355)	(49)	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	1	(134)	(13)	1	0

$(114)	$1	$(2)

Total Futures Contracts	$577	$1	$(239)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.410%	$100	$(1)	$2	$1	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.444	4,900	(20)	98	78	2	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.478	200	(4)	8	4	0	0

$(25)	$108	$83	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 5-Year Index	(1.000)%	Quarterly	12/20/2028	$369,200	$(6,097)	$(1,200)	$(7,297)	$95	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	89,100	$7,177	$1,644	$8,821	$0	$(314)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	600	(3)	67	64	0	(6)
Receive	1-Day INR-MIBOR Compounded-OIS	6.625	Semi-Annual	12/20/2025	INR	1,875,830	(32)	(111)	(143)	0	(8)
Receive	1-Day INR-MIBOR Compounded-OIS	6.621	Semi-Annual	12/20/2028	663,660	(36)	(119)	(155)	0	(10)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2029	2,409,790	380	73	453	38	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.600	Semi-Annual	12/20/2033	509,010	28	141	169	12	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2034	1,592,820	(324)	(89)	(413)	0	(41)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.232	Annual	10/05/2025	JPY	23,100,000	39	(304)	(265)	12	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Annual	03/21/2026	21,785,000	116	(408)	(292)	35	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028	SGD	6,240	(116)	(50)	(166)	0	(9)
Pay(6)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	03/20/2026	THB	1,109,068	37	(9)	28	0	(9)
Pay(6)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	03/20/2026		4,741,720	257	537	794	0	(38)
Pay	1-Day THB-THOR Compounded-OIS	2.770	Quarterly	12/20/2028		128,000	0	75	75	0	(2)
Receive(6)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	03/20/2029		459,238	(97)	9	(88)	6	0
Receive(6)	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	03/20/2029		1,972,780	(295)	(762)	(1,057)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		$49,200	(207)	1,392	1,185	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		74,800	1,233	(1,944)	(711)	0	(27)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		56,200	838	245	1,083	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		1,600	(6)	29	23	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		1,800	(7)	34	27	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		3,000	(12)	174	162	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		3,400	(13)	195	182	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		3,900	(15)	228	213	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		600	(2)	28	26	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,300	(8)	136	128	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		2,000	(8)	115	107	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,800	(6)	114	108	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,200	(4)	77	73	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		1,200	(4)	79	75	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		1,500	(6)	126	120	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		1,500	(6)	124	118	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		2,900	(12)	243	231	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		2,600	(12)	(154)	(166)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		1,700	(7)	(72)	(79)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,900	(8)	(68)	(76)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		8,300	452	(469)	(17)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		19,960	(1,636)	1,692	56	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		1,300	(6)	(35)	(41)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		2,500	(11)	(70)	(81)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		1,300	(6)	(25)	(31)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(4)	(22)	(26)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	(5)	(15)	(20)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2035		2,100	(68)	73	5	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		500	(3)	49	46	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	(2)	43	41	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,200	(6)	127	121	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		2,300	286	(267)	19	11	0
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2024	BRL	233,950	(414)	(4,210)	(4,624)	0	(3)
Pay	1-Year BRL-CDI	12.040	Maturity	04/01/2024		755,800	0	(48)	(48)	0	0
Receive	1-Year BRL-CDI	12.260	Maturity	04/01/2024		662,000	0	(44)	(44)	0	0
Receive	1-Year BRL-CDI	12.350	Maturity	07/01/2024		206,200	0	(72)	(72)	1	0
Receive	1-Year BRL-CDI	12.490	Maturity	07/01/2024		224,500	0	(143)	(143)	1	0
Pay	1-Year BRL-CDI	12.595	Maturity	07/01/2024		184,300	0	177	177	0	(1)
Pay	1-Year BRL-CDI	13.080	Maturity	07/01/2024		453,800	0	852	852	0	(1)
Pay	1-Year BRL-CDI	10.811	Maturity	01/02/2025		196,270	0	(32)	(32)	0	(15)
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026		259,400	0	146	146	0	(31)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		12,690	0	1	1	2	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		156,500	0	(355)	(355)	19	0
Pay	1-Year BRL-CDI	10.691	Maturity	01/02/2026		210,800	0	651	651	0	(26)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		245,300	(2,299)	(5,126)	(7,425)	0	(30)
Pay	1-Year BRL-CDI	8.654	Maturity	01/04/2027		66,920	255	(144)	111	0	(6)
Pay	1-Year BRL-CDI	10.076	Maturity	01/04/2027		214,200	0	(36)	(36)	0	(26)
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		59,400	0	129	129	0	(7)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		34,200	0	(152)	(152)	4	0
Pay	1-Year BRL-CDI	10.792	Maturity	01/04/2027		147,400	0	636	636	0	(17)
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		81,100	0	461	461	0	(10)
Pay	1-Year BRL-CDI	11.169	Maturity	01/04/2027		148,000	(1,054)	1,277	223	0	(20)
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		3,500	0	6	6	0	0
Pay	1-Year BRL-CDI	11.439	Maturity	01/02/2029		53,200	187	223	410	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	74,900	0	69	69	0	(2)
Pay(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	03/20/2029		264,380	(108)	46	(62)	2	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028	COP	13,847,600	0	180	180	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		30,026,100	181	151	332	0	(16)
Pay	3-Month COP-IBR Compounded-OIS	7.680	Quarterly	07/17/2028		65,754,000	0	(86)	(86)	0	(33)
Receive	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		28,749,600	(34)	(131)	(165)	8	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		2,958,600	0	(20)	(20)	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,066	595	1,661	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	0	652	652	1	0
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		6,198,160	0	130	130	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		14,268,750	0	(44)	(44)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	0	(31)	(31)	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.590	Quarterly	07/17/2033		39,098,000	0	138	138	23	0
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	3,100	(6)	(67)	(73)	11	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		2,700	(5)	(55)	(60)	10	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		2,100	(3)	(52)	(55)	8	0
Receive(6)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		2,000	(4)	(30)	(34)	0	(34)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		1,700	(7)	(95)	(102)	19	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		2,200	(8)	(111)	(119)	25	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,600	(6)	(69)	(75)	18	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		2,800	(11)	(115)	(126)	32	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		2,800	(10)	(95)	(105)	32	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,600	(5)	(59)	(64)	19	0
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028	ILS	25,800	(2)	(184)	(186)	41	0
Receive	3-Month ILS-TELBOR	3.792	Annual	11/06/2028		20,300	(63)	(31)	(94)	35	0
Receive	3-Month KRW-KORIBOR	3.700	Quarterly	12/20/2025	KRW	21,236,700	(29)	(114)	(143)	1	0
Pay	3-Month KRW-KORIBOR	3.820	Quarterly	12/20/2028		24,118,700	0	715	715	1	0
Pay	3-Month KRW-KORIBOR	3.580	Quarterly	12/20/2033		5,212,980	29	179	208	0	(4)
Receive	3-Month PLN-WIBOR	5.220	Annual	11/30/2025	PLN	45,000	(12)	(29)	(41)	3	0
Pay	3-Month PLN-WIBOR	4.885	Annual	11/30/2033		10,600	15	71	86	0	(10)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024	ZAR	31,400	8	(9)	(1)	0	0
Pay	3-Month ZAR-JIBAR	5.255	Quarterly	07/09/2025		162,400	9	(408)	(399)	0	(5)
Receive	3-Month ZAR-JIBAR	7.860	Quarterly	11/22/2025		177,600	0	(7)	(7)	3	0
Receive	3-Month ZAR-JIBAR	7.808	Quarterly	11/28/2025		161,600	(9)	10	1	3	0
Receive	3-Month ZAR-JIBAR	8.185	Quarterly	07/31/2026		56,150	0	(32)	(32)	3	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	179	(592)	(413)	0	(24)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	12/21/2026		19,200	0	21	21	0	(2)
Pay	3-Month ZAR-JIBAR	8.670	Quarterly	12/21/2026		76,500	0	102	102	0	(7)
Receive	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		138,000	(277)	(116)	(393)	7	0
Pay	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		212,100	18	190	208	0	(10)
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		145,200	0	(132)	(132)	7	0
Receive	3-Month ZAR-JIBAR	8.140	Quarterly	11/16/2028		185,500	0	(53)	(53)	9	0
Receive	3-Month ZAR-JIBAR	8.070	Quarterly	11/30/2028		131,600	0	(15)	(15)	6	0
Receive	3-Month ZAR-JIBAR	8.530	Quarterly	01/31/2030		128,550	0	(77)	(77)	10	0
Receive	3-Month ZAR-JIBAR	8.548	Quarterly	01/31/2030		128,550	0	(83)	(83)	10	0
Receive	3-Month ZAR-JIBAR	8.650	Quarterly	01/31/2030		54,100	0	(50)	(50)	4	0
Receive	3-Month ZAR-JIBAR	8.695	Quarterly	01/31/2030		20,560	0	(22)	(22)	2	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		32,700	0	(35)	(35)	2	0
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		61,400	0	(71)	(71)	5	0
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		61,000	0	(85)	(85)	5	0
Pay	3-Month ZAR-JIBAR	9.455	Quarterly	01/31/2030		178,600	0	556	556	0	(13)
Pay	3-Month ZAR-JIBAR	10.150	Quarterly	05/18/2033		94,400	0	388	388	0	(13)
Pay	3-Month ZAR-JIBAR	9.220	Quarterly	11/28/2033		51,000	15	11	26	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2028	AUD	144,680	555	3,106	3,661	42	(26)
Pay	6-Month AUD-BBR-BBSW	4.390	Semi-Annual	12/30/2028		39,870	0	568	568	13	0
Receive	6-Month CLP-CHILIBOR	5.890	Semi-Annual	11/29/2025	CLP	4,503,500	(11)	(38)	(49)	6	0
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	0	549	549	26	0
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	0	(17)	(17)	5	0
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	0	(38)	(38)	12	0
Receive	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		8,861,500	203	(350)	(147)	39	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	0	(188)	(188)	16	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		7,589,000	(6)	(397)	(403)	31	0
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(1)	(113)	(114)	11	0
Receive	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		2,590,400	(22)	(68)	(90)	10	0
Pay	6-Month CLP-CHILIBOR	5.310	Semi-Annual	11/16/2028		1,958,800	0	52	52	0	(7)
Pay	6-Month CLP-CHILIBOR	5.320	Semi-Annual	11/16/2028		6,873,100	(1)	175	174	0	(25)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028		8,551,500	0	(190)	(190)	35	0
Receive	6-Month CLP-CHILIBOR	4.410	Semi-Annual	09/01/2030		1,386,850	0	57	57	8	0
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,976,000	0	(29)	(29)	11	0
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		2,681,300	0	(62)	(62)	16	0
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		255,800	0	(11)	(11)	1	0
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		338,800	0	(20)	(20)	2	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		18,995,000	0	(1,908)	(1,908)	127	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		2,078,800	0	(74)	(74)	13	0
Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033		2,201,210	0	(69)	(69)	13	0
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	0	(55)	(55)	8	0
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033		5,073,000	0	(381)	(381)	31	0
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		5,204,000	17	(380)	(363)	32	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		1,185,100	0	(103)	(103)	7	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		11,005,540	0	(981)	(981)	70	0
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		3,462,700	0	(393)	(393)	21	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		2,437,000	0	98	98	0	(14)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		4,836,500	0	112	112	0	(27)
Pay	6-Month CLP-CHILIBOR	5.175	Semi-Annual	11/29/2033		1,220,900	7	21	28	0	(6)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	318,230	(128)	995	867	52	0
Receive	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		170,600	(47)	(197)	(244)	0	(31)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	2,200	(5)	100	95	0	(7)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		400	(1)	20	19	0	(1)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		3,100	(7)	(116)	(123)	11	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		1,500	(3)	(56)	(59)	5	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		1,100	(2)	(38)	(40)	4	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		20,400	622	319	941	0	(73)
Pay	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030		24,100	(45)	1,050	1,005	0	(146)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		12,400	(67)	988	921	0	(135)
Pay	6-Month EUR-EURIBOR	3.329	Annual	10/27/2033		17,000	61	1,265	1,326	0	(189)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		2,000	(8)	(114)	(122)	22	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		1,000	(4)	(70)	(74)	11	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(36)	(38)	6	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		22,750	(175)	1,367	1,192	0	(254)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		7,600	74	(865)	(791)	214	0
Receive	6-Month HUF-BBR	13.550	Annual	12/12/2024	HUF	3,983,900	0	(536)	(536)	0	(7)
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(10)	(1,607)	(1,617)	0	(9)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(217)	(2,070)	(2,287)	0	(37)
Pay	6-Month HUF-BBR	2.720	Annual	09/13/2026		1,043,200	(102)	(251)	(353)	0	(4)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,533,000	(417)	(1,488)	(1,905)	0	(64)
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	4	(2,042)	(2,038)	16	0
Receive	6-Month HUF-BBR	8.500	Annual	01/17/2028		662,500	0	(202)	(202)	2	0
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		2,092,700	113	300	413	0	(1)
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		971,500	92	67	159	0	(1)
Pay	6-Month HUF-BBR	8.670	Annual	05/23/2029		1,155,300	0	572	572	0	(1)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(542)	(377)	(919)	0	(9)
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024	PLN	6,600	(8)	23	15	1	0
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	17	4	0	0
Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024		50,900	0	594	594	8	0
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024		63,200	0	(95)	(95)	1	0
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		39,700	0	634	634	6	0
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026		7,500	0	79	79	0	0
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		16,700	0	(299)	(299)	0	(5)
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	0	(540)	(540)	17	0
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	0	(1,070)	(1,070)	26	0
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	0	(1,558)	(1,558)	29	0
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	0	(10)	(10)	3	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		38,600	0	(127)	(127)	27	0
Pay	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		58,700	66	29	95	0	(44)
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031		19,600	0	1,013	1,013	25	0
Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031		12,000	0	307	307	13	0
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	0	(310)	(310)	12	0
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	(99)	(573)	(672)	25	0
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	0	(89)	(89)	15	0
Pay	28-Day MXN-TIIE	9.440	Lunar	03/04/2027	MXN	267,000	0	169	169	0	(2)
Pay	28-Day MXN-TIIE	10.055	Lunar	03/04/2027		187,300	0	310	310	0	(1)
Pay	28-Day MXN-TIIE	10.090	Lunar	03/04/2027		114,300	0	196	196	0	(1)
Receive	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		94,600	(32)	(115)	(147)	0	0
Receive	28-Day MXN-TIIE	8.720	Lunar	03/01/2029		44,300	0	(15)	(15)	0	0
Pay	28-Day MXN-TIIE	8.775	Lunar	05/31/2029		74,620	0	44	44	0	(1)
Pay	28-Day MXN-TIIE	8.805	Lunar	05/31/2029		82,200	0	55	55	0	(1)
Pay	28-Day MXN-TIIE	9.620	Lunar	09/21/2033		228,100	372	668	1,040	1	0
Receive	28-Day MXN-TIIE	8.828	Lunar	11/16/2033		267,700	0	(389)	(389)	1	0
Receive	28-Day MXN-TIIE	8.700	Lunar	11/17/2033		42,600	0	(41)	(41)	0	0

							$5,657	$(7,170)	$(1,513)	$1,728	$(2,054)

Total Swap Agreements							$(465)	$(8,262)	$(8,727)	$1,825	$(2,054)

(n)

Securities with an aggregate market value of $3,280 and cash of $35,947 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024		$1,407	AUD	2,125	$41	$0
	01/2024		1,693	JPY	240,000	10	0
	02/2024		3,404		480,000	21	0
	03/2024		1,532	CNH	11,045	27	0
BOA	01/2024	CLP	1,164,527		$1,337	15	0
	01/2024	COP	16,328,916		4,060	0	(149)
	01/2024	DOP	88,755		1,550	29	0
	01/2024	GBP	295		374	0	(1)
	01/2024	HUF	2,828,382		7,784	0	(345)
	01/2024	KZT	937,572		1,971	0	(70)
	01/2024	NZD	5,088		3,100	0	(116)
	01/2024	PEN	53,311		14,367	0	(36)
	01/2024		$6,994	COP	26,751,285	0	(99)
	01/2024		301	HUF	106,986	7	0
	01/2024		1,076	JPY	158,756	51	0
	01/2024		2	KZT	931	0	0
	01/2024		14,670	MXN	254,757	265	0
	01/2024		463	MYR	2,148	6	0
	01/2024		488	NOK	5,186	23	0
	01/2024		4,842	PLN	20,254	304	0
	01/2024		3,862	TRY	114,490	0	(4)
	02/2024	CNY	25,698		$3,557	0	(74)
	02/2024	EGP	8,815		253	45	0
	02/2024	KZT	133,430		275	0	(15)
	02/2024		$15,917	CNY	112,490	0	(24)
	02/2024		7,819	DOP	452,077	0	(73)
	02/2024		2,128	EGP	73,858	0	(127)
	02/2024		498	KES	79,331	1	0
	02/2024		6,462	TRY	203,039	193	0
	02/2024		1,263	ZMW	29,681	0	(111)
	02/2024	ZMW	23,638		$1,030	113	0
	03/2024	CNH	11,776		1,626	0	(36)
	03/2024	COP	26,751,285		6,893	95	0
	03/2024	DOP	35,138		613	12	0
	03/2024	MYR	67,721		14,327	0	(525)
	03/2024		$14,327	CNH	104,129	370	0
	03/2024		8,658	IDR	138,344,600	327	0
	04/2024	MYR	90,209		$19,709	0	(101)
	04/2024		$19,667	MYR	90,722	256	0
	06/2024		1,292	BRL	6,360	0	(5)
	06/2024		377	KES	63,181	4	0
	06/2024		1,831	MXN	31,950	0	(4)
BPS	01/2024	BRL	19,806		$4,067	0	(10)
	01/2024	COP	1,781,583		466	6	0
	01/2024	EGP	23,783		680	0	(28)
	01/2024	EUR	6,937		7,576	0	(84)
	01/2024	GBP	1,123		1,425	0	(7)
	01/2024	PLN	135,409		30,956	0	(3,449)
	01/2024	TRY	1		0	0	0
	01/2024		$4,254	AUD	6,355	78	0
	01/2024		39,132	BRL	193,273	656	0
	01/2024		451	COP	1,781,583	9	0
	01/2024		1,824	EGP	60,094	0	(28)
	01/2024		1,078	EUR	998	24	0
	01/2024		46,932	HUF	16,969,898	1,842	0
	01/2024		30,949	JPY	4,372,900	84	0
	01/2024		9,009	PLN	37,825	602	0
	01/2024		10,254	ZAR	190,071	122	0
	02/2024	CNY	18,582		$2,622	0	(2)
	02/2024	EGP	35,833		924	0	(6)
	02/2024	KZT	256,638		541	0	(17)
	02/2024	TWD	100,091		3,149	0	(158)
	02/2024		$12,799	CNY	90,839	35	0
	03/2024	CNH	19,956		$2,746	0	(71)
	03/2024	IDR	232,684,312		14,836	12	(287)
	03/2024	THB	73,035		2,055	0	(99)
	03/2024	TWD	181,504		5,845	0	(157)
	03/2024		$43,496	CNH	315,096	979	0
	03/2024		2,267	IDR	35,119,850	14	0
	03/2024		2,500	ILS	9,049	5	0
	03/2024		1,486	PEN	5,597	23	0
	03/2024		1,801	THB	62,222	34	0
	12/2024		1,603	EGP	78,228	0	(64)
BRC	01/2024	CLP	3,023,736		$3,451	19	0
	01/2024	PLN	11,733		2,706	0	(275)
	01/2024	TRY	753		25	0	0
	01/2024		$1,010	EUR	924	10	0
	01/2024		465	HUF	165,359	10	0
	01/2024		4,235	MXN	74,302	121	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024		3,819	MYR	17,472	0	(5)
	01/2024		85,758	PLN	374,937	9,508	0
	01/2024		7,126	TRY	211,683	6	(1)
	02/2024		11,217		348,020	120	(16)
	03/2024	TRY	19,760		$631	0	(5)
	03/2024		$1,581	SGD	2,080	0	0
	03/2024		9	THB	297	0	0
	03/2024		12,439	TRY	390,366	44	(62)
	04/2024		1,733		56,010	0	(24)
BSH	01/2024	BRL	175,500		$35,772	0	(357)
	01/2024		$16,524	BRL	81,700	295	0
	07/2024	BRL	85,800		$17,012	0	(341)
CBK	01/2024		522,628		107,321	0	(269)
	01/2024	CLP	9,992,017		11,479	138	0
	01/2024	COP	216,105,823		54,096	153	(1,716)
	01/2024	EGP	30,434		827	0	(83)
	01/2024	HUF	192,609		515	0	(38)
	01/2024	JPY	1,167,800		8,209	0	(79)
	01/2024	MXN	1,891,882		107,524	0	(3,392)
	01/2024	PLN	34,711		8,183	0	(636)
	01/2024		$1,286	AUD	1,912	17	0
	01/2024		4,054	BRL	19,813	25	0
	01/2024		3,598	CAD	4,814	36	0
	01/2024		12,603	CLP	11,175,449	80	0
	01/2024		26,082	COP	102,631,769	402	0
	01/2024		393	HUF	138,000	3	0
	01/2024		8,415	JPY	1,188,100	17	0
	01/2024		56,119	MXN	997,674	2,372	0
	01/2024		117	NOK	1,254	6	0
	01/2024		3,636	PEN	13,524	18	0
	01/2024		5,555	PLN	23,772	486	0
	01/2024		679	ZMW	16,784	0	(28)
	02/2024	BRL	19,813		$4,036	0	(36)
	02/2024	EGP	129,842		3,589	230	0
	02/2024		$2,242	EGP	79,047	0	(245)
	02/2024		1,756	UYU	69,747	27	0
	02/2024	ZMW	11,085		$483	53	0
	03/2024	CLP	11,221,452		12,603	0	(79)
	03/2024	CNH	51,335		7,095	0	(151)
	03/2024	EGP	6,306		179	34	0
	03/2024	ILS	7,007		1,925	0	(15)
	03/2024	PEN	64,918		17,237	0	(270)
	03/2024		$2,605	EGP	96,259	0	(410)
	03/2024		6,598	IDR	102,091,214	32	0
	03/2024		18,469	PEN	68,635	53	(13)
	03/2024	ZMW	65,169		$2,643	131	0
	04/2024		$105,568	BRL	519,216	440	0
	04/2024		3,759	EGP	142,450	0	(530)
	04/2024		1,604	KES	263,457	17	0
	06/2024	GBP	2,219		$2,787	0	(43)
	06/2024		$4,018	BRL	19,959	22	0
	06/2024		1,180	KES	198,813	19	0
	06/2024		82	KRW	105,518	0	0
	07/2024		1,677	MXN	29,263	0	(5)
	10/2024		4,828	COP	21,059,736	333	0
	12/2024		1,164	EGP	56,413	0	(55)
	01/2025		4,828	COP	21,281,824	312	0
	04/2025		4,828		21,653,580	335	0
	10/2025		2,391		11,648,952	316	0
CLY	06/2024		3,517	TWD	90,489	0	(486)
DUB	01/2024	HUF	1,185,546		$3,191	0	(216)
	01/2024	NGN	287,820		468	183	0
	01/2024		$92,863	BRL	471,953	4,295	0
	01/2024		262	MXN	4,598	8	0
	01/2024		268	PLN	1,047	0	(2)
	01/2024		612	ZMW	15,269	0	(19)
	02/2024	EGP	130,501		$3,763	226	0
	02/2024		$9,656	EGP	338,297	0	(914)
	03/2024	CNH	16,143		$2,264	0	(15)
	03/2024	SGD	860		650	0	(4)
	03/2024		$1,455	CNH	10,340	5	0
	04/2024		488	KES	79,837	2	0
	08/2024	EUR	13,813	PLN	63,782	734	0
	10/2024		$653	TRY	26,363	29	0
	11/2024	JPY	588,326		$4,167	0	(192)
FAR	01/2024	BRL	7,619		1,563	0	(6)
	04/2024		$1,563	BRL	7,697	9	0
GLM	01/2024	AUD	3,726		$2,498	0	(41)
	01/2024	CAD	9,514		7,001	0	(180)
	01/2024	CHF	5,074		5,790	0	(246)
	01/2024	COP	42,418,482		10,002	0	(944)
	01/2024	DOP	1,566,579		27,443	586	0
	01/2024	EGP	173,925		4,660	0	(453)
	01/2024	HUF	1,230,529		3,315	0	(221)
	01/2024	MXN	89,439		5,200	7	(51)
	01/2024	PEN	2,475		664	0	(4)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024		$11,098	COP	42,418,482	0	(153)
	01/2024		163	EGP	5,363	0	(3)
	01/2024		7,336	HUF	2,618,138	188	0
	01/2024		74,927	MXN	1,317,981	2,342	0
	01/2024		6,334	TRY	191,093	91	0
	01/2024		15,184	ZAR	283,742	303	0
	01/2024	ZAR	250,221		$13,821	351	(195)
	02/2024	DOP	547,423		9,515	122	0
	02/2024	EGP	24,804		710	127	0
	02/2024	KZT	240,929		512	0	(12)
	02/2024		$78	EGP	2,820	0	(12)
	02/2024		2,134	KZT	990,714	22	0
	02/2024		1,673	TRY	51,135	4	0
	03/2024	CNH	3,644		$505	0	(9)
	03/2024	DOP	1,154,275		20,179	428	0
	03/2024		$1,664	IDR	26,243,536	40	0
	03/2024		735	TRY	23,048	0	(7)
	03/2024		1,892	TWD	58,626	46	0
	04/2024	DOP	66,651		$1,159	23	0
	06/2024		$17	KRW	21,707	0	0
	08/2024		2,185	COP	9,443,570	149	0
	10/2024		660	TRY	26,565	27	0
	11/2024		4,167	JPY	588,995	197	0
	11/2024		1,335	TRY	54,420	64	0
	04/2025		10,002	COP	45,694,137	894	0
JPM	01/2024	BRL	77,347		$15,568	20	(375)
	01/2024	EGP	41,675		1,164	0	(78)
	01/2024	HUF	1,015,664		2,859	0	(61)
	01/2024	MXN	26,109		1,418	0	(113)
	01/2024	PLN	126,237		28,787	0	(3,288)
	01/2024		$4,671	BRL	22,604	5	(23)
	01/2024		529	EGP	17,404	0	(9)
	01/2024		595	HUF	214,705	22	0
	01/2024		1,817	MXN	31,271	16	0
	01/2024		10,782	PLN	45,076	671	0
	01/2024		10,156	TRY	301,466	0	(5)
	01/2024		344	ZAR	6,618	17	0
	01/2024	ZMW	13,697		$597	65	0
	02/2024	EGP	94,238		2,617	319	0
	02/2024	KZT	108,263		230	0	(6)
	02/2024		$79,290	BRL	388,878	636	0
	02/2024		298	EGP	10,727	0	(46)
	02/2024		7,687	INR	642,207	12	0
	02/2024		1,717	TRY	52,416	0	(6)
	03/2024	AED	33,515		$9,132	2	0
	03/2024	CLP	2,722,383		3,019	0	(58)
	03/2024	CNH	106,885		14,745	0	(342)
	03/2024	EGP	9,058		223	17	0
	03/2024	IDR	133,348,392		8,602	0	(58)
	03/2024		$7,988	CNH	57,757	164	0
	03/2024		8,668	IDR	135,657,967	142	0
	03/2024		6,216	TWD	192,776	159	0
	04/2024	KES	532,514		$3,465	187	0
	04/2024	TRY	160,304		5,115	200	0
	04/2024		$3,157	BRL	15,391	0	(14)
	04/2024		1,781	KES	291,128	13	0
	04/2024		1,170	TRY	35,109	0	(94)
	06/2024		665	IDR	9,975,000	0	(18)
	08/2024	PLN	63,616	EUR	13,813	0	(692)
	08/2024		$4,556	COP	19,703,561	315	0
	09/2024	EUR	2,872	PLN	13,623	240	0
	09/2024	PLN	6,254	EUR	1,381	0	(41)
	12/2024		$903	EGP	43,941	0	(39)
MBC	01/2024	EUR	26,301		$28,620	0	(422)
	01/2024	JPY	4,750,000		33,232	0	(477)
	01/2024	PLN	8,514		1,993	0	(170)
	01/2024		$661	AUD	997	18	0
	01/2024		1,764	CAD	2,397	45	0
	01/2024		1,538	EGP	50,680	0	(23)
	01/2024		21,424	HUF	7,859,668	1,166	0
	01/2024		82	PLN	323	0	0
	01/2024	ZAR	874,372		$45,751	0	(1,993)
	02/2024	CLP	3,086,685		3,521	29	0
	02/2024	CNY	31,871		4,400	0	(103)
	02/2024	JPY	480,000		3,381	0	(44)
	02/2024		$931	EGP	33,559	0	(142)
	03/2024	CNH	168,310		$23,190	0	(567)
	03/2024	IDR	40,329,321		2,616	0	(3)
	03/2024	PHP	80,014		1,430	0	(15)
	03/2024	TWD	507		16	0	(1)
	03/2024		$2,251	INR	187,557	0	(5)
MYI	01/2024	EGP	62,058		$1,670	0	(184)
	01/2024	EUR	54,896		60,338	0	(279)
	01/2024	GBP	18		23	0	0
	01/2024	HUF	933,738		2,535	0	(149)
	01/2024	MYR	77,657		16,641	0	(309)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024	NGN	168,510		274	107	0
	01/2024	PLN	14,010		3,390	0	(170)
	01/2024	TRY	110		4	0	0
	01/2024		$2,694	EGP	90,535	0	(87)
	01/2024		1,444	HUF	506,722	13	0
	01/2024		409	JPY	60,306	19	0
	01/2024		2,002	KZT	932,556	28	0
	01/2024		9,500	PLN	38,068	173	0
	01/2024		1,528	RON	6,881	0	(1)
	01/2024		2,391	ZAR	43,929	7	0
	01/2024	ZAR	1,949		$102	0	(4)
	02/2024	EGP	37,051		988	33	0
	02/2024	KZT	354,726		752	0	(20)
	02/2024		$32,074	CNY	227,098	11	0
	02/2024		2,473	EGP	85,919	0	(153)
	02/2024		951	KZT	440,313	7	0
	03/2024	IDR	157,982,511		$9,993	0	(267)
	03/2024	MXN	20,998		1,190	0	(33)
	03/2024	THB	67,965		1,986	0	(18)
	03/2024		$1,462	CNH	10,540	26	0
	03/2024		279	EGP	9,988	0	(49)
	03/2024		4,286	IDR	65,964,467	0	(2)
	06/2024	GBP	2,219		$2,787	0	(43)
	06/2024		$5,582	GBP	4,439	79	0
	06/2024		13	KRW	17,439	0	0
	06/2024		2,529	MXN	44,127	0	(5)
	08/2024		631	IDR	9,698,470	0	(3)
NGF	03/2024	TWD	17,612		$560	0	(23)
	08/2024		$1,129	IDR	17,352,730	0	(5)
RBC	04/2024		92	MXN	1,627	2	0
RYL	01/2024	AUD	3,726		$2,505	0	(35)
	01/2024	HUF	1,393,134		3,777	0	(227)
	01/2024		$1,454	GBP	1,136	0	(5)
	03/2024	IDR	29,754,586		$1,908	0	(24)
	03/2024		$974	THB	33,836	24	0
SCX	01/2024		4,384	BRL	21,591	61	0
	01/2024		1,480	CHF	1,287	51	0
	01/2024		2,039	EGP	67,090	0	(34)
	01/2024		1,098	JPY	157,900	22	0
	01/2024		2,299	MXN	40,368	68	0
	01/2024		78,485	MYR	366,606	1,535	0
	01/2024		555	NGN	456,210	0	(103)
	01/2024		1,486	PEN	5,518	5	0
	01/2024		1,331	TRY	39,418	0	0
	01/2024		8,504	ZAR	155,240	0	(24)
	01/2024		1,261	ZMW	30,939	0	(59)
	01/2024	ZAR	921,203		$48,523	0	(1,770)
	02/2024	EGP	45,133		1,172	1	0
	02/2024	MYR	40,966		8,707	0	(246)
	02/2024		$76	CNY	540	0	0
	02/2024		595	EGP	21,423	0	(92)
	02/2024		433	KES	69,064	1	0
	02/2024		8,818	MYR	40,966	136	0
	03/2024	CNH	17,403		$2,404	0	(52)
	03/2024	IDR	355,532,058		22,221	0	(868)
	03/2024	TWD	69,867		2,248	0	(63)
	03/2024		$279	EGP	9,990	0	(49)
	03/2024		4,891	IDR	76,702,858	91	0
	03/2024		19,798	THB	684,329	384	0
	06/2024	KES	248,113		$1,615	119	0
	08/2024		$2,061	COP	8,920,008	144	0
	12/2024		1,172	EGP	57,208	0	(47)
SOG	01/2024	BRL	7,985		$1,628	0	(16)
	01/2024		$3,412	CLP	3,023,736	20	0
	01/2024		1,545	EGP	50,290	0	(50)
	01/2024		104	MXN	1,916	8	0
	01/2024		50,588	PLN	202,334	822	0
	02/2024	KZT	333,005		$697	0	(27)
	02/2024		$19,038	RON	87,317	327	0
	03/2024	CLP	3,023,736		$3,397	0	(20)
	03/2024	CZK	249,730		11,080	0	(65)
	03/2024	TWD	5,416		172	0	(7)
SSB	01/2024	CLP	11,055,924		12,506	0	(32)
TOR	03/2024	CNH	3,791		525	0	(10)
UAG	01/2024	GBP	6,520		8,248	0	(63)
	01/2024	HUF	4,196,218		11,183	1	(878)
	01/2024	PLN	17,686		4,302	6	(199)
	01/2024		$535	AUD	806	15	0
	01/2024		7,494	HUF	2,755,507	426	0
	01/2024		10,340	MXN	182,526	361	0
	01/2024		2,704	NOK	28,847	136	0
	01/2024		132	SEK	1,358	3	0
	01/2024		40,323	ZAR	769,720	1,700	0
	03/2024		39,504	CZK	879,401	0	(261)
	04/2024		4,154	TRY	125,562	0	(304)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Forward Foreign Currency Contracts							$45,934	$(36,711)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus INR		INR	92.600	06/16/2025	1,500	$90	$7
	Put - OTC USD versus INR			92.600	06/16/2025	1,500	90	123
GLM	Call - OTC USD versus JPY		JPY	167.000	11/05/2024	5,381	275	92
JPM	Put - OTC EUR versus PLN		PLN	4.400	08/22/2024	2,085	523	1,211
MYI	Put - OTC GBP versus USD			$1.160	06/12/2024	58,143	231	124

Total Purchased Options							$1,209	$1,557

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus BRL		BRL	4.923	06/26/2024	10,200	$(421)	$(391)
	Put - OTC USD versus BRL			4.923	06/26/2024	10,200	(421)	(362)
	Call - OTC USD versus MXN		MXN	17.449	06/26/2024	10,200	(353)	(356)
	Put - OTC USD versus MXN			17.449	06/26/2024	10,200	(353)	(336)
CBK	Call - OTC USD versus BRL		BRL	4.968	06/20/2024	31,100	(1,291)	(1,047)
	Put - OTC USD versus BRL			4.968	06/20/2024	31,100	(1,291)	(1,250)
	Call - OTC USD versus MXN		MXN	17.450	07/01/2024	9,400	(328)	(325)
	Put - OTC USD versus MXN			17.450	07/01/2024	9,400	(328)	(326)
DUB	Call - OTC USD versus TRY		TRY	40.385	10/28/2024	1,920	(192)	(129)
	Put - OTC USD versus TRY			40.385	10/28/2024	1,920	(192)	(206)
GLM	Call - OTC USD versus TRY			40.250	10/30/2024	1,942	(195)	(133)
	Put - OTC USD versus TRY			40.250	10/30/2024	1,942	(195)	(204)
	Call - OTC USD versus TRY			39.800	10/31/2024	964	(96)	(70)
	Put - OTC USD versus TRY			39.800	10/31/2024	964	(96)	(93)
	Call - OTC USD versus TRY			40.930	11/07/2024	960	(91)	(65)
	Put - OTC USD versus TRY			40.930	11/07/2024	960	(91)	(110)
	Call - OTC USD versus TRY			41.150	11/07/2024	960	(91)	(63)
	Put - OTC USD versus TRY			41.150	11/07/2024	960	(91)	(114)
	Call - OTC USD versus TRY			41.160	11/11/2024	957	(91)	(65)
	Put - OTC USD versus TRY			41.160	11/11/2024	957	(91)	(112)
	Put - OTC USD versus TWD		TWD	31.000	03/04/2024	3,974	(55)	(114)
JPM	Call - OTC USD versus IDR		IDR	14,950.000	06/06/2024	4,685	(158)	(187)
	Put - OTC USD versus IDR			14,950.000	06/06/2024	4,685	(144)	(31)
	Put - OTC USD versus TWD		TWD	31.000	03/01/2024	10,752	(145)	(305)
MYI	Call - OTC USD versus IDR		IDR	15,370.000	08/13/2024	3,506	(112)	(97)
	Put - OTC USD versus IDR			15,370.000	08/13/2024	3,506	(112)	(68)
	Call - OTC USD versus MXN		MXN	19.500	03/07/2024	16,405	(186)	(27)
	Call - OTC USD versus MXN			17.449	06/26/2024	14,150	(489)	(494)
	Put - OTC USD versus MXN			17.449	06/26/2024	14,150	(489)	(466)
NGF	Call - OTC USD versus IDR		IDR	15,370.000	08/13/2024	5,945	(190)	(164)
	Put - OTC USD versus IDR			15,370.000	08/13/2024	5,945	(190)	(116)
SOG	Put - OTC EUR versus PLN		PLN	4.220	03/15/2024	27,597	(155)	(67)
	Call - OTC EUR versus PLN			4.430	03/15/2024	27,597	(190)	(229)

							$(8,913)	$(8,122)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545%	01/16/2024	2,500	$(11)	$(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	2,500	(11)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	2,100	(8)	(24)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	2,100	(8)	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	800	(4)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	800	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	1,200	(5)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	1,200	(5)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	1,200	(5)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	3,900	(17)	(13)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	3,900	(17)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	400	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	400	(2)	(1)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	1,000	(2)	(4)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	1,000	(2)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	500	(2)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	500	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	500	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	500	(2)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	1,600	(7)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	1,600	(7)	(8)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	2,700	(10)	(43)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	2,700	(10)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	1,300	(5)	(10)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	1,300	(5)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	1,200	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	1,200	(5)	(2)

$(166)	$(205)

Total Written Options	$(9,079)	$(8,327)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2024	0.587%	$800	$49	$(52)	$0	$(3)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Petroleos Mexicanos	1.000%	Quarterly	06/20/2024	1.637%	$7,300	$(226)	$206	$0	$(20)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.075	8,000	0	695	695	0
GST	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.108	3,000	13	1	14	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.080	5,300	(119)	117	0	(2)

$(332)	$1,019	$709	$(22)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Floating rate equal to 1-Day IDR-SOFR Compounded-OIS plus 5.300% based on the notional amount of currency received	Floating rate equal to 3-Month IDR-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2029	$16,195	IDR	253,478,000	$(33)	$(157)	$0	$(190)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.300% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	06/20/2025	59,069	PHP	3,374,000	(308)	(468)	0	(776)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.300% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2029	8,574		476,650	(1)	(87)	0	(88)
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.300% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2029	2,826		157,120	(1)	(28)	0	(29)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.300% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2029	1,786		99,575	2	(6)	0	(4)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.630% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	06/20/2025	8,869		504,740	(10)	(99)	0	(109)
JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.370% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2029	3,986		220,830	1	(61)	0	(60)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.620% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	06/20/2025	9,011		512,880	(12)	(99)	0	(111)

								$(362)	$(1,005)	$0	$(1,367)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR(8)	3.500%	Quarterly	03/20/2029	MYR	8,600	$12	$(5)	$7	$0
BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	267	267	0
BRC	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028	ILS	27,400	0	(370)	0	(370)
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(822)	0	(822)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	280	280	0
CBK	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	180	142	0
GLM	Receive	1-Year BRL-CDI	11.708	Maturity	01/02/2025	BRL	30,800	0	6	6	0
	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024	COP	27,580,700	(3)	248	245	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	296	296	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(461)	0	(461)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(514)	0	(514)
	Pay	6-Month CLP-CHILIBOR(8)	4.319	Semi-Annual	05/22/2029		10,120,000	0	(64)	0	(64)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(141)	0	(141)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	(417)	0	(417)
GST	Pay	3-Month MYR-KLIBOR(8)	3.500	Quarterly	03/20/2027	MYR	286,290	38	19	57	0
	Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028		16,900	0	49	49	0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		267,970	251	(24)	227	0
JPM	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	280	280	0

								$260	$(1,193)	$1,856	$(2,789)

Total Swap Agreements								$(385)	$(1,231)	$2,565	$(4,181)

(p)

Securities with an aggregate market value of $12,022 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)		This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$0	$3,622	$3,622
Brazil
Corporate Bonds & Notes	0	16,181	272	16,453
Sovereign Issues	0	16,808	0	16,808
Cayman Islands
Asset-Backed Securities	0	8,565	0	8,565
Convertible Bonds & Notes	0	30	0	30
Corporate Bonds & Notes	0	3,280	1,998	5,278
Chile
Sovereign Issues	0	64,460	0	64,460
China
Common Stocks	252	0	0	252
Sovereign Issues	0	82,878	0	82,878
Colombia
Corporate Bonds & Notes	0	271	0	271
Sovereign Issues	0	56,357	0	56,357
Czech Republic
Sovereign Issues	0	61,821	0	61,821
Dominican Republic
Sovereign Issues	0	53,048	0	53,048
Ecuador
Sovereign Issues	0	5,425	0	5,425
Egypt
Sovereign Issues	0	3,748	0	3,748
Hungary
Sovereign Issues	0	16,905	0	16,905
Indonesia
Sovereign Issues	0	137,089	0	137,089
Ireland
Asset-Backed Securities	0	869	0	869
Ivory Coast
Loan Participations and Assignments	0	0	2,908	2,908
Jersey, Channel Islands
Corporate Bonds & Notes	0	10,156	0	10,156
Luxembourg
Common Stocks	0	0	519	519
Corporate Bonds & Notes	0	792	311	1,103
Malaysia
Sovereign Issues	0	104,520	0	104,520
Mexico
Sovereign Issues	0	98,992	0	98,992
Peru
Corporate Bonds & Notes	0	5,067	15,165	20,232
Sovereign Issues	0	25,994	0	25,994
Philippines
Sovereign Issues	0	930	0	930
Poland
Sovereign Issues	0	116,194	0	116,194
Qatar
Corporate Bonds & Notes	0	0	7	7
Romania
Sovereign Issues	0	40,556	0	40,556
Russia
Sovereign Issues	0	3,705	0	3,705
Serbia
Loan Participations and Assignments	0	0	3,765	3,765
Sovereign Issues	0	2,912	0	2,912
South Africa
Corporate Bonds & Notes	0	13,810	10,696	24,506
Sovereign Issues	0	174,446	0	174,446
Supranational
Corporate Bonds & Notes	0	35,493	0	35,493
Tanzania
Loan Participations and Assignments	0	0	14,989	14,989
Thailand
Sovereign Issues	0	124,526	0	124,526
Turkey
Loan Participations and Assignments	0	9,048	0	9,048
Sovereign Issues	0	4,756	0	4,756
United Arab Emirates
Loan Participations and Assignments	0	0	9,103	9,103
United Kingdom
Non-Agency Mortgage-Backed Securities	0	5,842	0	5,842
United States
Asset-Backed Securities	0	72,357	0	72,357
Common Stocks	0	0	89	89
Corporate Bonds & Notes	0	366	0	366
Loan Participations and Assignments	0	0	7,557	7,557
Non-Agency Mortgage-Backed Securities	0	28,234	436	28,670
Uruguay
Sovereign Issues	0	4,358	0	4,358
Zambia
Sovereign Issues	0	3,099	0	3,099
Short-Term Instruments

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Certificates of Deposit	0	30,077	0	30,077
Repurchase Agreements	0	3,966	0	3,966
Short-Term Notes	0	3	0	3
Hungary Treasury Bills	0	3,192	0	3,192
U.S. Treasury Bills	0	16,825	0	16,825

$252	$1,467,951	$71,437	$1,539,640
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$119,160	$0	$0	$119,160

Total Investments	$119,412	$1,467,951	$71,437	$1,658,800

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,826	0	1,826
Over the counter	0	49,361	695	50,056

$0	$51,187	$695	$51,882
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(237)	(2,056)	0	(2,293)
Over the counter	0	(49,219)	0	(49,219)

$(237)	$(51,275)	$0	$(51,512)

Total Financial Derivative Instruments	$(237)	$(88)	$695	$370

Totals	$119,175	$1,467,863	$72,132	$1,659,170

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (2)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$5,338	$(1,825)	$45	$33	$31	$0	$0	$3,622	$31
Brazil
Corporate Bonds & Notes	510	0	0	(93)	0	(145)	0	0	272	(145)
Cayman Islands
Corporate Bonds & Notes	0	2,053	(78)	13	13	(3)	0	0	1,998	(3)
France
Corporate Bonds & Notes	1,378	0	(1,393)	4	157	(146)	0	0	0	0
Ivory Coast
Loan Participations and Assignments	3,198	0	(417)	1	(45)	171	0	0	2,908	109
Luxembourg
Common Stocks	0	300	0	0	0	219	0	0	519	219
Corporate Bonds & Notes	339	0	(27)	3	1	(5)	0	0	311	(4)
Peru
Corporate Bonds & Notes	0	14,999	0	0	0	166	0	0	15,165	166
Qatar
Corporate Bonds & Notes	7	0	0	0	0	0	0	0	7	0
Loan Participations and Assignments	9,488	0	(9,500)	39	0	(27)	0	0	0	0
Russia
Sovereign Issues	778	0	(85)	0	(67)	3,586	0	(4,212)	0	0
Serbia
Loan Participations and Assignments	0	3,662	0	0	0	103	0	0	3,765	103
South Africa
Corporate Bonds & Notes	10,969	0	0	0	0	(273)	0	0	10,696	(273)
Tanzania
Loan Participations and Assignments	0	10,615	0	0	0	430	3,944	0	14,989	430
Turkey

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Loan Participations and Assignments	7,620	1,068	0	13	0	347	0	(9,048)	0	0
United Arab Emirates
Loan Participations and Assignments	8,969	0	0	(29)	0	163	0	0	9,103	163
United States
Common Stocks	89	0	0	0	0	0	0	0	89	0
Loan Participations and Assignments	7,458	0	0	0	0	99	0	0	7,557	99
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	436	0	436	0
Short-Term Instruments
Certificates of Deposit	1,136	0	(588)	(1)	74	45	0	(666)	0	0

	$51,939	$38,035	$(13,913)	$(5)	$166	$4,761	$4,380	$(13,926)	$71,437	$895
Financial Derivative Instruments - Assets
Over the counter	$3	$0	$(3)	$0	$0	$695	$0	$0	$695	$695

Financial Derivative Instruments - Liabilities
Over the counter	$(3)	$6	$0	$0	$0	$(3)	$0	$0	$0	$0

Totals	$51,939	$38,041	$(13,916)	$(5)	$166	$5,453	$4,380	$(13,926)	$72,132	$1,590

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments		$3,622	Discounted Cash Flow			Discount Rate			0.036	—
Brazil
Corporate Bonds & Notes		272	Indicative Market Quotation			Broker Quote			$4.500	—
Cayman Islands
Corporate Bonds & Notes		1,998	Proxy Pricing			Base Price			82.750-100.000	87.503
Ivory Coast
Loan Participations and Assignments		2,908	Indicative Market Quotation			Broker Quote			96.500	—
Luxembourg
Common Stocks		520	Indicative Market Quotation			Broker Quote			$24.833	—
Corporate Bonds & Notes		311	Discounted Cash Flow			Discount Rate			14.930	—
Peru
Corporate Bonds & Notes		15,165	Proxy Pricing			Base Price			100.000	—
Qatar
Corporate Bonds & Notes		6	Discounted Cash Flow			Discount Rate			6.915	—
Serbia
Loan Participations and Assignments		3,765	Discounted Cash Flow			Discount Rate			8.064	—
South Africa
Corporate Bonds & Notes		10,696	Discounted Cash Flow			Discount Rate			9.480	—
Tanzania
Loan Participations and Assignments		3,944	Third Party Vendor			Broker Quote			99.250	—
		11,045	Proxy Pricing			Base Price			99.250	—
United Arab Emirates
Loan Participations and Assignments		9,103	Third Party Vendor			Broker Quote			101.750	—
United States
Common Stocks		89	Comparable Companies			EBITDA Multiple		X	4.300	—
Loan Participations and Assignments		7,557	Proxy Pricing			Base Price			98.000	—
Non-Agency Mortgage-Backed Securities		436	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Financial Derivative Instruments - Assets
Over the counter		695	Indicative Market Quotation			Broker Quote			7.505 —

Total		$72,132

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO ESG Income Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Market Bidco Ltd. 8.752% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	1,000	$1,051

Total Loan Participations and Assignments (Cost $936)			1,051

CORPORATE BONDS & NOTES 34.8%
BANKING & FINANCE 23.0%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		$500	440
Acef Holding SCA 0.750% due 06/14/2028	EUR	500	476
AIB Group PLC
2.875% due 05/30/2031 •		400	424
6.608% due 09/13/2029		$500	527
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		400	321
Ally Financial, Inc.
2.200% due 11/02/2028		800	681
8.000% due 11/01/2031		450	494
American Tower Corp.
2.100% due 06/15/2030		500	420
3.100% due 06/15/2050		300	205
Asian Development Bank
4.700% due 03/12/2024	MXN	5,600	325
6.550% due 01/26/2025	ZAR	40,000	2,135
Banco BTG Pactual SA 2.750% due 01/11/2026		$1,000	945
Banco Mercantil del Norte SA 6.625% due 01/24/2032 •(d)(e)		200	170
Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,144
6.204% due 11/10/2028 •		500	522
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		500	506
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	870	740
Barclays PLC
5.501% due 08/09/2028 •		$1,000	1,005
7.385% due 11/02/2028 •		800	855
BNP Paribas SA
4.625% due 02/25/2031 •(d)(e)		400	323
7.750% due 08/16/2029 •(d)(e)		1,000	1,023
Boston Properties LP
2.550% due 04/01/2032		150	120
3.400% due 06/21/2029		100	90
BPCE SA 2.045% due 10/19/2027 •		500	454
Brookfield Finance, Inc. 2.724% due 04/15/2031		350	296
CaixaBank SA
5.875% due 10/09/2027 •(d)(e)	EUR	200	214
6.750% due 06/13/2024 •(d)(e)		200	221
Citycon Treasury BV 1.625% due 03/12/2028		300	266
CNP Assurances SACA 1.250% due 01/27/2029		500	488
Cooperatieve Rabobank UA 4.375% due 06/29/2027 •(d)(e)		400	415
CPI Property Group SA
1.500% due 01/27/2031		100	58
2.750% due 01/22/2028	GBP	200	180
Credit Agricole Assurances SA 1.500% due 10/06/2031	EUR	500	452
Crown Castle, Inc. 3.100% due 11/15/2029		$400	358
CTP NV
1.250% due 06/21/2029	EUR	200	183
1.500% due 09/27/2031		500	431
Deutsche Bank AG
1.875% due 02/23/2028 •		200	208
6.119% due 07/14/2026 •		$600	606

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	900	942
1.000% due 01/15/2032		300	264
1.250% due 02/01/2031		200	185
EQT AB
0.875% due 05/14/2031		800	705
2.375% due 04/06/2028		800	836
Equinix, Inc. 3.900% due 04/15/2032		$400	372
First American Financial Corp. 2.400% due 08/15/2031		600	475
Ford Motor Credit Co. LLC 5.125% due 06/16/2025		200	198
FS KKR Capital Corp.
1.650% due 10/12/2024		200	193
3.125% due 10/12/2028		400	349
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	400	364
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	329
2.615% due 04/22/2032 •		500	420
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		1,000	932
Grainger PLC 3.000% due 07/03/2030	GBP	100	109
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		$300	277
HAT Holdings LLC
3.375% due 06/15/2026		535	503
3.750% due 09/15/2030		300	253
8.000% due 06/15/2027		200	209
Host Hotels & Resorts LP
2.900% due 12/15/2031		250	210
3.375% due 12/15/2029		600	539
3.500% due 09/15/2030		200	179
Howard Hughes Corp. 4.375% due 02/01/2031		600	521
HSBC Holdings PLC
2.871% due 11/22/2032 •		700	582
6.254% due 03/09/2034 •		600	638
Hudson Pacific Properties LP
3.950% due 11/01/2027		230	193
5.950% due 02/15/2028		400	354
ING Groep NV
2.727% due 04/01/2032 •		200	171
3.875% due 05/16/2027 •(d)(e)		200	163
4.250% due 05/16/2031 •(d)(e)		200	146
4.252% due 03/28/2033 •		500	469
4.875% due 05/16/2029 •(d)(e)		200	166
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	198
6.625% due 06/20/2033		700	718
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		500	530
JPMorgan Chase & Co. 2.545% due 11/08/2032 •		1,400	1,169
Kilroy Realty LP
2.500% due 11/15/2032		200	152
2.650% due 11/15/2033		900	683
Legal & General Group PLC 5.625% due 03/24/2031 •(d)(e)	GBP	200	217
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	376
3.750% due 03/18/2028 •		500	479
Logicor Financing SARL 3.250% due 11/13/2028	EUR	700	736
Mitsubishi UFJ Financial Group, Inc. 2.494% due 10/13/2032 •		$500	420
Munich Re 5.875% due 05/23/2042 •		400	402
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		300	280
NatWest Group PLC 5.125% due 05/12/2027 •(d)(e)	GBP	200	230
NE Property BV 3.375% due 07/14/2027	EUR	300	314
Nexi SpA 1.625% due 04/30/2026		550	577
Nomura Holdings, Inc. 2.172% due 07/14/2028		$700	615
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)		500	396
OneMain Finance Corp. 3.500% due 01/15/2027		781	723
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		200	185

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Regency Centers LP 3.700% due 06/15/2030		100	93
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,317
6.534% due 01/10/2029 •		300	311
Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (e)		200	187
4.375% due 04/13/2032 (e)		500	464
Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	300
1.750% due 11/24/2028		200	184
SLM Corp. 3.125% due 11/02/2026		$900	840
Standard Chartered PLC
2.678% due 06/29/2032 •		200	163
3.603% due 01/12/2033 •		200	166
6.301% due 01/09/2029 •		600	616
7.767% due 11/16/2028 •		500	540
Sun Communities Operating LP 4.200% due 04/15/2032		300	274
SVB Financial Group 4.570% due 04/29/2033 ^(b)		1,150	760
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(d)(e)		400	331
UBS Group AG
4.375% due 02/10/2031 •(d)(e)		200	158
5.959% due 01/12/2034 •		300	310
UDR, Inc. 3.100% due 11/01/2034		100	83
UniCredit SpA 5.459% due 06/30/2035 •		400	377
VIA Outlets BV 1.750% due 11/15/2028	EUR	500	492
Vonovia SE 1.875% due 06/28/2028		600	613
Weyerhaeuser Co. 4.000% due 11/15/2029		$100	96
Workspace Group PLC 2.250% due 03/11/2028	GBP	600	657
ZF Finance GmbH 2.000% due 05/06/2027	EUR	700	716

			50,415

INDUSTRIALS 7.7%
Accor SA 2.375% due 11/29/2028		900	950
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029		500	447
Ball Corp. 3.125% due 09/15/2031		$580	501
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	100	103
Boise Cascade Co. 4.875% due 07/01/2030		$500	470
CDW LLC 3.569% due 12/01/2031		500	444
Cellnex Finance Co. SA 3.875% due 07/07/2041		200	155
Centene Corp. 3.000% due 10/15/2030		500	434
Fair Isaac Corp. 4.000% due 06/15/2028		570	540
Gap, Inc.
3.625% due 10/01/2029		250	214
3.875% due 10/01/2031		250	206
GN Store Nord AS 0.875% due 11/25/2024	EUR	500	529
Graphic Packaging International LLC 2.625% due 02/01/2029		400	410
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	218
4.000% due 05/01/2031		200	183
Illumina, Inc. 2.550% due 03/23/2031		300	254
InterContinental Hotels Group PLC 3.375% due 10/08/2028	GBP	300	357
JDE Peet's NV 2.250% due 09/24/2031		$800	641
John Lewis PLC 6.125% due 01/21/2025	GBP	200	254
Lenovo Group Ltd. 3.421% due 11/02/2030 (f)		$400	354
Lindblad Expeditions LLC 6.750% due 02/15/2027		300	299

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	124
4.500% due 07/10/2027		300	370
Metalsa SA de CV 3.750% due 05/04/2031		$150	124
Micron Technology, Inc. 2.703% due 04/15/2032		200	168
MSCI, Inc. 3.625% due 09/01/2030		600	544
Nemak SAB de CV 2.250% due 07/20/2028	EUR	300	295
Newell Brands, Inc. 4.875% due 06/01/2025		$200	197
NextEra Energy Operating Partners LP 7.250% due 01/15/2029		800	838
NXP BV
2.500% due 05/11/2031		300	255
5.000% due 01/15/2033		1,300	1,303
ReNew Pvt Ltd. 5.875% due 03/05/2027		200	191
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	600	628
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		$600	500
Travis Perkins PLC 3.750% due 02/17/2026	GBP	400	481
VeriSign, Inc. 2.700% due 06/15/2031		$400	343
Vilmorin & Cie SA 1.375% due 03/26/2028	EUR	400	374
Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	200	221
4.750% due 07/15/2031		$600	536
VMware, Inc. 1.800% due 08/15/2028		200	175
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	475
5.050% due 03/15/2042		200	176
Weir Group PLC 2.200% due 05/13/2026		400	372
Zenith Finco PLC 6.500% due 06/30/2027	GBP	200	208

			16,861

UTILITIES 4.1%
AES Corp.
2.450% due 01/15/2031		$720	605
5.450% due 06/01/2028		300	305
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		700	733
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		180	165
Duke Energy Carolinas LLC 3.550% due 03/15/2052		402	309
Enel Finance America LLC 7.100% due 10/14/2027		1,000	1,068
Iberdrola International BV 6.750% due 09/15/2033		250	267
India Green Energy Holdings 5.375% due 04/29/2024		250	248
India Green Power Holdings 4.000% due 02/22/2027		250	230
Pacific Gas & Electric Co. 6.700% due 04/01/2053		1,100	1,197
Pattern Energy Operations LP 4.500% due 08/15/2028		500	473
San Diego Gas & Electric Co. 2.950% due 08/15/2051		350	247
Solar Star Funding LLC 5.375% due 06/30/2035		156	154
Southwestern Public Service Co. 3.150% due 05/01/2050		100	69
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		324	324
TDC Net AS 5.056% due 05/31/2028	EUR	400	460
TerraForm Power Operating LLC 5.000% due 01/31/2028		$200	194
Verizon Communications, Inc. 5.050% due 05/09/2033		1,700	1,735

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Vodafone Group PLC 5.125% due 06/04/2081 •		110	83

			8,866

Total Corporate Bonds & Notes (Cost $80,749)			76,142

U.S. GOVERNMENT AGENCIES 47.4%
Fannie Mae
3.000% due 01/01/2059		1,382	1,218
3.500% due 05/01/2056 - 08/01/2059		1,657	1,507
Freddie Mac 0.850% due 11/25/2030 ~(a)		2,792	125
Ginnie Mae 5.500% due 07/20/2053 - 08/20/2053		4,651	4,686
Ginnie Mae, TBA 5.000% due 01/01/2054		2,800	2,781
Uniform Mortgage-Backed Security
3.000% due 07/01/2052		486	430
4.000% due 09/01/2049 - 11/01/2053		8,201	7,759
4.500% due 07/01/2052 - 09/01/2053		5,748	5,576
5.000% due 08/01/2052 - 12/01/2053		7,091	7,018
5.000% due 06/01/2053 (f)		19,064	18,865
5.500% due 09/01/2052 - 06/01/2053		28,353	28,518
6.000% due 10/01/2053		200	203
Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2054		13,900	12,766
5.500% due 02/01/2054		2,600	2,612
6.000% due 02/01/2054		4,000	4,062
6.500% due 02/01/2054		5,400	5,534

Total U.S. Government Agencies (Cost $103,124)			103,660

U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2024 (f)		1,788	1,757
0.125% due 10/15/2024 (f)		2,111	2,065
0.125% due 01/15/2031 (f)		2,127	1,900
0.125% due 01/15/2032 (f)		9,323	8,194
0.250% due 01/15/2025 (f)		2,338	2,270
0.500% due 04/15/2024		49	48
0.875% due 02/15/2047 (f)		1,020	804
1.500% due 02/15/2053 (f)		621	564
U.S. Treasury Notes
2.750% due 08/15/2032 (f)		2,200	2,015
3.875% due 09/30/2029 (f)(h)(j)		3,000	2,995

Total U.S. Treasury Obligations (Cost $22,188)			22,612

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.2%
1211 Avenue of the Americas Trust 4.142% due 08/10/2035 ~		2,300	2,085
225 Liberty Street Trust 4.501% due 02/10/2036		1,550	1,292
280 Park Avenue Mortgage Trust 6.738% due 09/15/2034 •		1,000	937
Adjustable Rate Mortgage Trust
5.710% due 08/25/2036 •		657	215
6.030% due 08/25/2036 ~		264	86
American Home Mortgage Assets Trust
5.660% due 12/25/2046 ~		32	27
5.890% due 06/25/2037 •		139	130
BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		261,000	0
8.226% due 09/15/2038 •		1,000	832
Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 ~		2,453	1,651
4.957% due 08/10/2035 ~		900	657
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~		2,660	2,141
Bear Stearns ALT-A Trust 5.790% due 06/25/2046 •		296	261
Beast Mortgage Trust
7.426% due 03/15/2036 •		500	352
7.976% due 03/15/2036 •		500	331
Beneria Cowen & Pritzer Collateral Funding Corp. 7.968% due 06/15/2038 •		900	649
Bridgegate Funding PLC
9.220% due 10/16/2062 •	GBP	950	1,208
10.220% due 10/16/2062 •		950	1,204
BSST Mortgage Trust 8.212% due 02/15/2037 •		$1,200	814
Chase Mortgage Finance Trust 4.114% due 03/25/2037 ~		116	109
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		252	220

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Commercial Mortgage Trust
3.832% due 02/10/2036 ~	2,100	1,896
6.809% due 06/15/2034 •	607	452
7.059% due 06/15/2034 ~	734	475
8.626% due 12/15/2038 •	1,000	818
Countrywide Alternative Loan Trust
5.850% due 10/25/2046 •	66	60
6.112% due 11/20/2035 •	130	112
Countrywide Home Loan Mortgage Pass-Through Trust 4.159% due 02/25/2047 ~	43	36
Countrywide Home Loan Reperforming REMIC Trust 4.415% due 01/25/2034 ~	75	63
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.782% due 04/25/2047 ~	71	61
DOLP Trust 3.704% due 05/10/2041 ~	1,600	1,053
DROP Mortgage Trust
7.726% due 10/15/2043 •	1,000	813
8.226% due 10/15/2043 •	996	719
Extended Stay America Trust
7.176% due 07/15/2038 •	303	299
7.726% due 07/15/2038 •	537	528
GCT Commercial Mortgage Trust 7.176% due 02/15/2038 •	200	63
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	200	172
HarborView Mortgage Loan Trust 4.082% due 06/19/2036 ~	121	53
Independence Plaza Trust
3.911% due 07/10/2035	1,500	1,416
4.158% due 07/10/2035	200	187
4.356% due 07/10/2035	350	323
IndyMac INDX Mortgage Loan Trust
5.810% due 01/25/2037 •	66	59
5.990% due 07/25/2035 •	364	238
JP Morgan Chase Commercial Mortgage Securities Trust
6.776% due 04/15/2038 •	365	360
7.176% due 04/15/2038 •	900	888
7.226% due 03/15/2036 ~	100	53
7.316% due 06/15/2038 •	1,000	816
7.776% due 03/15/2036 •	1,600	763
8.576% due 03/15/2036 •	300	128
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~	2,000	1,240
MAD Mortgage Trust
3.366% due 08/15/2034 ~	1,580	1,327
3.976% due 08/15/2034 ~	1,057	794
Merrill Lynch Alternative Note Asset Trust 5.870% due 03/25/2037 •	785	218
MFT Trust
3.283% due 08/10/2040 ~	1,180	770
3.358% due 02/10/2042	100	68
Morgan Stanley Capital Trust
6.776% due 12/15/2036 •	1,480	720
7.276% due 12/15/2036 •	1,097	406
8.553% due 12/15/2038 •	1,500	1,148
Morgan Stanley Mortgage Loan Trust 5.790% due 06/25/2036 •	255	53
Natixis Commercial Mortgage Securities Trust 0.514% due 02/15/2039 ~(a)	23,885	564
NYO Commercial Mortgage Trust 8.021% due 11/15/2038 •	1,500	978
One New York Plaza Trust
6.426% due 01/15/2036 •	200	191
6.726% due 01/15/2036 •	1,000	924
Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036	232	188
6.000% due 06/25/2036	135	104
6.000% due 06/25/2037 «	207	152
Residential Asset Securitization Trust
1.220% due 04/25/2037 •(a)	511	80
5.780% due 04/25/2037 •	511	118
SFO Commercial Mortgage Trust
7.276% due 05/15/2038 •	450	396
7.876% due 05/15/2038 •	450	372
Starwood Mortgage Trust
7.726% due 04/15/2034 •	1,000	970
7.781% due 11/15/2036 •	1,100	1,060
VASA Trust
7.226% due 07/15/2039 ~	400	295
7.576% due 07/15/2039 •	400	275
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037	115	97
Worldwide Plaza Trust
3.526% due 11/10/2036	100	76

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

3.596% due 11/10/2036 ~	1,250	403

Total Non-Agency Mortgage-Backed Securities (Cost $52,922)		42,092

ASSET-BACKED SECURITIES 10.7%
ACE Securities Corp. Home Equity Loan Trust 5.640% due 11/25/2036 •	491	203
Argent Securities Trust 5.770% due 07/25/2036 •	157	137
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 7.270% due 11/25/2034 •	300	273
Asset-Backed Securities Corp. Home Equity Loan Trust
4.081% due 01/25/2036 •	2,085	1,790
7.315% due 05/25/2035 •	403	367
Bear Stearns Asset-Backed Securities Trust
5.750% due 11/25/2036 «•	41	39
5.823% due 12/25/2034 •	256	252
Centex Home Equity Loan Trust
6.400% due 09/25/2034 •	66	64
6.430% due 03/25/2035 •	204	196
Countrywide Asset-Backed Certificates Trust
5.905% due 01/25/2045 •	277	251
5.950% due 03/25/2047 ~	226	188
EquiFirst Mortgage Loan Trust 7.270% due 04/25/2035 •	210	180
FHF Trust
2.290% due 03/15/2027	800	772
4.430% due 01/18/2028	438	433
First Franklin Mortgage Loan Trust 4.757% due 03/25/2036 •	1,690	1,569
GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049	881	775
4.950% due 07/20/2049	901	829
GSAA Home Equity Trust
5.610% due 03/25/2036 •	52	18
6.000% due 10/25/2037 «	36	29
6.948% due 06/25/2036 þ	221	59
Lehman XS Trust 5.810% due 10/25/2036 •	123	112
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048	140	105
Long Beach Mortgage Loan Trust 5.790% due 10/25/2036 •	755	239
MASTR Asset-Backed Securities Trust 6.370% due 10/25/2035 •	225	199
Merrill Lynch Mortgage Investors Trust 6.070% due 12/25/2036 •	1,344	1,266
Mosaic Solar Loan Trust 2.640% due 01/20/2053	599	513
New Century Home Equity Loan Trust 6.205% due 10/25/2035 •	1,800	1,522
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	937	853
4.320% due 09/25/2030	613	586
Residential Asset Mortgage Products Trust
5.588% due 10/25/2033 ~	275	271
6.670% due 01/25/2035 ~	815	758
Residential Asset Securities Corp. Trust 5.843% due 08/25/2034 •	105	102
Service Experts Issuer 2.670% due 02/02/2032	561	522
Specialty Underwriting & Residential Finance Trust 6.640% due 12/25/2035 •	170	164
Starwood Commercial Mortgage Trust 7.573% due 04/18/2038 •	400	355
Structured Asset Investment Loan Trust
6.170% due 04/25/2033 «•	19	19
6.445% due 05/25/2035 •	1,639	1,440
Structured Asset Securities Corp. Mortgage Loan Trust
5.760% due 07/25/2036 •	1,544	1,494
5.890% due 02/25/2037 •	96	93
Sunnova Helios Issuer LLC 5.300% due 05/20/2050	1,069	1,047
Sunnova Sol Issuer LLC
2.790% due 02/22/2049	1,457	1,290
5.400% due 04/30/2058	1,090	1,064
Sunrun Demeter Issuer 2.270% due 01/30/2057	672	570
Upstart Pass-Through Trust 3.800% due 04/20/2030	430	419

Total Asset-Backed Securities (Cost $24,839)		23,427

SOVEREIGN ISSUES 1.7%
Chile Government International Bond
2.750% due 01/31/2027	300	284

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

3.500% due 01/31/2034		300	268
Fondo MIVIVIENDA SA 4.625% due 04/12/2027		400	391
Mexico Government International Bond 2.250% due 08/12/2036	EUR	610	531
Romania Government International Bond
2.000% due 04/14/2033		200	166
5.500% due 09/18/2028		500	568
6.375% due 09/18/2033		500	585
Serbia Government International Bond 1.000% due 09/23/2028		300	280
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	7,540	432
Uruguay Government International Bond 4.975% due 04/20/2055		$100	98

Total Sovereign Issues (Cost $3,995)			3,603

		SHARES
PREFERRED SECURITIES 0.0%
FINANCIALS 0.0%
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(d)		100,000	90

Total Preferred Securities (Cost $100)			90

Total Investments in Securities (Cost $288,853)			272,677

Total Investments 124.6% (Cost $288,853)			$272,677
Financial Derivative Instruments (g)(i) 0.1%(Cost or Premiums, net $(2,435))			266
Other Assets and Liabilities, net (24.7)%			(54,105)

Net Assets 100.0%			$218,838

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	4.050%	09/28/2023	TBD(2)	$(165)	$(166)
MSC	5.550	12/13/2023	01/16/2024	(6,359)	(6,378)
SBI	5.550	12/29/2023	01/16/2024	(2,787)	(2,789)
SCX	5.750	12/28/2023	01/04/2024	(19,101)	(19,117)

Total Reverse Repurchase Agreements	$(28,450)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

MSC	5.610%	12/29/2023	01/03/2024	$(570)	$(570)
UBS	5.480	11/20/2023	01/23/2024	(2,017)	(2,030)

Total Sale-Buyback Transactions	$(2,600)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2054	$750	$(607)	$(614)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2054	750	(615)	(639)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2054	500	(445)	(443)

Total Short Sales (0.8)%	$(1,667)	$(1,696)

(f)	Securities with an aggregate market value of $31,352 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(14,032) at a weighted average interest rate of 5.361%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(7) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	13	$3,076	$(50)	$0	$0
Euro-Bund March Futures	03/2024	3	454	15	0	(5)
U.S. Treasury Long-Term Bond March Futures	03/2024	1	125	9	0	0

$(26)	$0	$(5)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	4	$(963)	$15	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	5	(1,212)	11	0	(1)
3-Month SOFR Active Contract June Futures	09/2024	6	(1,432)	32	0	0
3-Month SOFR Active Contract June Futures	09/2025	4	(968)	10	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	7	(1,663)	43	0	0
3-Month SOFR Active Contract March Futures	06/2025	4	(966)	12	0	0
3-Month SOFR Active Contract March Futures	06/2026	4	(969)	9	0	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,439)	27	0	(1)
3-Month SOFR Active Contract September Futures	12/2025	4	(969)	9	0	0
U.S. Treasury 5-Year Note March Futures	03/2024	156	(16,969)	(416)	0	(14)
U.S. Treasury 10-Year Note March Futures	03/2024	158	(17,837)	(558)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	6	(708)	(31)	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	7	(935)	(90)	3	0

$(927)	$4	$(17)

Total Futures Contracts	$(953)	$4	$(22)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.686%	EUR	200	$(1)	$4	$3	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.757	700	(10)	19	9	1	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.544	500	1	10	11	0	0

$(10)	$33	$23	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$12	$11	$0	$(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034	1,600	(50)	(164)	(214)	18	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	20	36	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028	1,600,000	90	118	208	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	260,000	(5)	18	13	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	1,100,000	203	(27)	176	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	233,400	1	42	43	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	79,000	20	48	68	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024	$500	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024	79,420	(126)	(85)	(211)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024	46,970	(25)	46	21	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024	1,300	(7)	(10)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024	5,300	(28)	(40)	(68)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024	2,200	(12)	(15)	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.052	Annual	07/24/2024	1,400	(9)	(22)	(31)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.765	Annual	07/27/2024	1,400	(9)	(26)	(35)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024	300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	500	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	500	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	500	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	500	(2)	(3)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	8,800	(1)	206	205	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024	2,300	(115)	51	(64)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	4,400	0	100	100	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	40,910	(119)	(85)	(204)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	24,240	17	69	86	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	35,500	55	587	642	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	25,300	(194)	256	62	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	3,500	44	118	162	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,500	1	81	82	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	250	0	20	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	11,200	250	(317)	(67)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	200	0	(15)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	100	0	(8)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	500	(1)	(39)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	500	(1)	(39)	(40)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	250	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	600	(1)	(44)	(45)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	550	0	44	44	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	2,200	(6)	(152)	(158)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	300	(1)	(21)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	500	0	38	38	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	2,000	(5)	(132)	(137)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027	400	0	31	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027	1,300	(3)	(87)	(90)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	400	(1)	(37)	(38)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	400	(1)	(31)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	400	(1)	(35)	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	500	(2)	(40)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	500	(2)	(40)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	800	(3)	(44)	(47)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(4)	(35)	(39)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	1,000	(5)	(31)	(36)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027	700	0	35	35	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027	2,000	(15)	(51)	(66)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	670	0	33	33	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,900	(14)	(47)	(61)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	700	(5)	(16)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	600	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027	500	(9)	63	54	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	13,880	(882)	50	(832)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	400	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	890	20	2	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	300	(7)	(8)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	300	(7)	(11)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,400	(35)	48	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	110	0	12	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	400	(1)	(39)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	150	0	(16)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	150	0	(15)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	200	(1)	(23)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	500	(3)	(12)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	500	(3)	(11)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	2,470	228	(29)	199	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	400	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	400	(1)	(9)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	1,440	41	18	59	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	600	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	1,900	(15)	338	323	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	800	7	116	123	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	700	52	86	138	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	250	(1)	40	39	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	200	0	(31)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	150	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	150	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(14)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	250	(1)	(39)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	250	(1)	(37)	(38)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(23)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	200	(1)	(30)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	350	(2)	(50)	(52)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	250	(1)	(35)	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(27)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	400	(3)	(12)	(15)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	10,620	(1,514)	317	(1,197)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	400	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	18,580	179	(14)	165	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	11,110	(58)	(42)	(100)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,490	52	121	173	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	10	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	400	(2)	(1)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	200	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	400	(1)	15	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	400	(2)	24	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	300	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	400	(1)	18	17	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	100	0	6	6	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		200	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		100	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		200	(1)	17	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		200	(1)	(12)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		200	(1)	(8)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		200	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,400	(353)	364	11	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		200	(1)	(5)	(6)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	0	(2)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	0	(3)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	(1)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051		100	(1)	30	29	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		250	(3)	84	81	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		50	0	(16)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		50	(1)	(15)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		100	(30)	1	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(11)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,400	148	131	279	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	1	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		100	(7)	(9)	(16)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	10	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	11	10	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	11	10	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/11/2024	EUR	600	(1)	1	0	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		1,200	(3)	4	1	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		600	(1)	3	2	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		600	(1)	3	2	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		600	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(4)	(4)	1	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(3)	(3)	0	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	(2)	(2)	0	(2)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(6)	(6)	1	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		200	(1)	(8)	(9)	2	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		200	(1)	(7)	(8)	2	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(4)	(4)	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	700	(3)	(34)	(37)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	450	(2)	(22)	(24)	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	200	(1)	10	9	0	(1)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028	200	0	10	10	0	(1)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028	200	(1)	(7)	(8)	1	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028	100	0	(4)	(4)	0	0
Receive(5)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029	12,300	(71)	(496)	(567)	44	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033	500	(11)	19	8	0	(5)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	100	0	7	7	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	400	(2)	32	30	0	(5)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	100	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	100	0	(6)	(6)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	100	0	(7)	(7)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	0	(8)	(8)	1	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	3,700	39	(233)	(194)	41	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	300	3	(34)	(31)	9	0

$(2,415)	$699	$(1,716)	$194	$(63)

Total Swap Agreements	$(2,425)	$732	$(1,693)	$195	$(63)

(h)	Securities with an aggregate market value of $530 and cash of $2,685 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	188	$239	$0	$(1)
01/2024	$1,934	JPY	285,331	91	0
BPS	01/2024	EUR	720	$780	0	(14)
01/2024	GBP	717	909	0	(4)
01/2024	ZAR	22,497	1,213	0	(15)
03/2024	IDR	1,614,581	105	0	0
CBK	01/2024	$1	MXN	12	0	0
GLM	01/2024	2,098	36,801	60	0
03/2024	IDR	2,165,175	$141	0	0
MBC	01/2024	EUR	16,906	18,587	0	(81)
01/2024	GBP	133	167	0	(2)
01/2024	JPY	127,900	897	0	(10)
01/2024	ZAR	4,001	209	0	(9)
MYI	01/2024	$735	JPY	108,387	34	0
03/2024	IDR	7,194,713	$468	1	0
03/2024	$809	IDR	12,453,912	0	0
RBC	04/2024	3	MXN	54	0	0
SCX	01/2024	374	GBP	297	5	0
03/2024	IDR	1,412,964	$92	0	0
TOR	01/2024	$1,215	JPY	178,244	50	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

UAG	01/2024	GBP	3,892		$4,926		0	(36)

Total Forward Foreign Currency Contracts							$241	$(172)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	07/26/2032	200	$32	$20
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	300	49	67
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	3,200	24	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	3,200	24	40
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	300	39	20
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	300	40	57

Total Purchased Options							$208	$207

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	100	0	0
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	200	(1)	0
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	100	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	100	0	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	200	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	100	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	200	(1)	(1)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	200	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	200	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	100	0	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	200	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	200	(1)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	100	0	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	100	0	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	100	(1)	0

							$(42)	$(47)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap (2)	2.596%	1-Day USD-SOFR Compounded-OIS		07/23/2025	3,200	$(28)	$(44)
	Put - OTC 1-Year Interest Rate Floor (2)	3.018	1-Day USD-SOFR Compounded-OIS		07/24/2024	6,400	(26)	0
	Put - OTC 1-Year Interest Rate Floor (2)	2.596	1-Day USD-SOFR Compounded-OIS		07/23/2025	3,200	(28)	(6)

							$(82)	$(50)

Total Written Options							$(124)	$(97)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.239%	$1,000	$(43)	$37	$0	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$2,100	$(51)	$30	$0	$(21)

Total Swap Agreements	$(94)	$67	$0	$(27)

(j)

Securities with an aggregate market value of $330 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying security has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,051	$0	$1,051
Corporate Bonds & Notes
Banking & Finance	0	50,415	0	50,415
Industrials	0	16,861	0	16,861
Utilities	0	8,866	0	8,866
U.S. Government Agencies	0	103,660	0	103,660
U.S. Treasury Obligations	0	22,612	0	22,612
Non-Agency Mortgage-Backed Securities	0	41,940	152	42,092
Asset-Backed Securities	0	23,340	87	23,427
Sovereign Issues	0	3,603	0	3,603
Preferred Securities
Financials	0	90	0	90

Total Investments	$0	$272,438	$239	$272,677

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,696)	$0	$(1,696)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	199	0	199
Over the counter	0	448	0	448

$0	$647	$0	$647
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(80)	0	(85)
Over the counter	0	(296)	0	(296)

$(5)	$(376)	$0	$(381)

Total Financial Derivative Instruments	$(5)	$271	$0	$266

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2023 (Unaudited)

Totals	$(5)	$271,013	$239	$271,247

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Extended Duration Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 208.9% ¤
U.S. GOVERNMENT AGENCIES 13.3%
Fannie Mae
0.000% due 11/15/2030 (c)	$400	$299
2.242% due 01/25/2031 ~(a)	2,251	179
3.000% due 07/25/2043	534	446
3.790% due 01/01/2029	2,000	1,944
5.000% due 08/25/2033	21	21
5.500% due 04/25/2033 - 08/25/2035	40	39
6.000% due 12/25/2034	313	328
Freddie Mac
0.000% due 01/15/2031 - 07/15/2031 (a)	500	371
0.000% due 03/15/2031 - 07/15/2032 (c)	9,300	6,676
0.000% due 01/15/2041 (b)(c)	2,775	2,165
3.000% due 04/15/2053	1,658	1,355
4.000% due 09/15/2054	865	784
4.443% due 11/25/2052 ~	4,652	4,581
6.000% due 06/15/2035	505	537
Ginnie Mae 5.500% due 10/20/2037	243	251
Ginnie Mae, TBA
4.000% due 02/01/2054	11,100	10,609
4.500% due 02/01/2054	2,100	2,052
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	800	657
0.000% due 04/15/2030 (c)	4,100	3,125
Tennessee Valley Authority 4.625% due 09/15/2060	1,000	979
Tennessee Valley Authority STRIPS 0.000% due 09/15/2039 (c)	21,560	10,137
U.S. Small Business Administration 5.290% due 12/01/2027	19	19
Uniform Mortgage-Backed Security 4.000% due 08/01/2048	38	36
Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2054	1,900	1,681
3.500% due 02/01/2054	50	46
4.000% due 02/01/2054	200	189
4.500% due 02/01/2054	8,150	7,906
5.500% due 02/01/2054	11,400	11,452
6.000% due 02/01/2054	14,500	14,724
6.500% due 02/01/2054	2,600	2,664

Total U.S. Government Agencies (Cost $87,611)		86,252

U.S. TREASURY OBLIGATIONS 184.1%
U.S. Treasury Bonds
2.250% due 02/15/2052 (g)	5,500	3,814
2.500% due 02/15/2045 (g)	5,300	4,015
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044 (g)	5,280	4,372
3.000% due 05/15/2045 (g)	4,500	3,715
3.000% due 08/15/2052 (g)	138,600	113,381
3.125% due 08/15/2044 (g)	5,260	4,456
3.625% due 02/15/2053 (g)	144,900	133,840
3.625% due 05/15/2053 (g)	64,300	59,462
4.000% due 11/15/2052 (g)	42,600	42,039
4.125% due 08/15/2053 (g)	118,700	120,017
4.375% due 08/15/2043 (g)	46,250	47,226
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (g)	6,326	5,560
0.625% due 07/15/2032 (g)	10,907	9,971
1.125% due 01/15/2033 (g)	8,759	8,292
U.S. Treasury Notes
3.875% due 05/15/2043 (g)	9,600	9,156
0.625% due 12/31/2027 (g)	10,100	8,882
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	31,800	20,948
0.000% due 08/15/2034 (a)	76,520	49,868
0.000% due 11/15/2034 (a)(i)	34,600	22,316
0.000% due 08/15/2035 (a)(i)	6,870	4,285
0.000% due 05/15/2036 (a)	52,000	31,384
0.000% due 11/15/2036 (a)	76,900	45,393
0.000% due 05/15/2037 (a)	54,350	31,387
0.000% due 08/15/2037 (a)	9,100	5,197

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2023 (Unaudited)

0.000% due 05/15/2041 (a)	160	75
0.000% due 08/15/2041 (c)	14,800	7,193
0.000% due 08/15/2041 (a)	120	56
0.000% due 11/15/2041 (a)	60	28
0.000% due 02/15/2042 (c)(i)	9,500	4,482
0.000% due 05/15/2042 (c)(i)	9,700	4,501
0.000% due 08/15/2042 (a)	690	304
0.000% due 11/15/2042 (a)	120	52
0.000% due 05/15/2043 (c)	16,610	7,344
0.000% due 08/15/2043 (c)	75,900	33,255
0.000% due 02/15/2044 (c)	51,400	21,955
0.000% due 05/15/2044 (c)	88,500	37,422
0.000% due 08/15/2044 (c)(i)	1,500	628
0.000% due 11/15/2044 (c)(i)	4,800	1,987
0.000% due 02/15/2045 (c)(i)	5,200	2,130
0.000% due 05/15/2045 (c)(i)	7,750	3,142
0.000% due 08/15/2046 (c)(i)	3,500	1,350
0.000% due 05/15/2048 (c)	77,000	27,869
0.000% due 08/15/2048 (c)(g)	153,800	55,229
0.000% due 11/15/2048 (c)(g)	172,400	61,464
0.000% due 02/15/2049 (c)	120,600	42,653
0.000% due 08/15/2049 (c)	72,300	25,280
0.000% due 11/15/2049 (c)	155,500	54,040
0.000% due 08/15/2050 (c)	35,600	12,100

Total U.S. Treasury Obligations (Cost $1,497,512)		1,193,516

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	3,000	2,449
BAMLL Commercial Mortgage Securities Trust
6.459% due 04/15/2036 ~	3,200	3,187
6.609% due 03/15/2034 •	1,500	1,489
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	734
4.957% due 08/10/2035 ~	600	438
Bear Stearns ALT-A Trust 4.730% due 09/25/2035 ~	107	63
BWAY Mortgage Trust 3.454% due 03/10/2033	3,000	2,820
ChaseFlex Trust 6.030% due 05/25/2037 •	1,186	1,132
Commercial Mortgage Trust 3.815% due 04/10/2033 ~	2,500	2,170
Countrywide Home Loan Mortgage Pass-Through Trust 4.430% due 09/25/2047 ~	79	69
DROP Mortgage Trust 6.626% due 10/15/2043 •	600	556
Extended Stay America Trust 6.556% due 07/15/2038 ~	1,120	1,111
GS Mortgage Securities Corp. Trust 6.361% due 11/15/2036 •	1,750	1,723
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~	1,800	1,598
3.805% due 10/10/2035 ~	800	725
JP Morgan Chase Commercial Mortgage Securities Trust 6.859% due 12/15/2031 •	762	623
JP Morgan Mortgage Trust
5.044% due 07/25/2035 ~	18	18
6.370% due 12/25/2049 ~	85	81
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	1,684	1,584
Structured Adjustable Rate Mortgage Loan Trust 5.790% due 10/25/2035 •	236	215
VNDO Mortgage Trust 3.805% due 01/10/2035	3,600	3,384
WaMu Mortgage Pass-Through Certificates Trust
5.742% due 01/25/2047 •	71	65
6.060% due 08/25/2046 •	2,322	1,879
6.512% due 10/25/2046 ~	3	2

Total Non-Agency Mortgage-Backed Securities (Cost $31,157)		28,115

ASSET-BACKED SECURITIES 5.6%
ACE Securities Corp. Home Equity Loan Trust 6.265% due 01/25/2035 •	3,954	3,663
ACREC Ltd. 6.623% due 10/16/2036 •	1,595	1,561
Arbor Realty Commercial Real Estate Notes Ltd. 6.788% due 01/15/2037 •	1,950	1,921
Atlas Senior Loan Fund Ltd. 6.805% due 01/16/2030 •	701	700
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	1,400	1,445
BDS Ltd. 6.823% due 12/16/2036 •	700	686

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Black Diamond CLO DAC 4.982% due 05/15/2032 ~	EUR	2,150	2,343
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		$2,214	2,191
Countrywide Asset-Backed Certificates Trust 5.970% due 01/25/2046 •		3,737	3,496
Crestline Denali CLO Ltd. 6.814% due 10/23/2031 •		1,721	1,721
ECMC Group Student Loan Trust 6.202% due 02/27/2068 •		422	416
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •		2,400	2,341
Fremont Home Loan Trust 6.180% due 06/25/2035 •		1,282	1,230
JP Morgan Mortgage Acquisition Corp. 6.190% due 12/25/2035 «•		35	34
Lument Finance Trust, Inc. 6.646% due 06/15/2039 •		2,400	2,350
MASTR Asset-Backed Securities Trust 6.295% due 10/25/2034 •		1,221	1,168
MF1 LLC 7.506% due 06/19/2037 •		500	499
OZLM Ltd. 6.777% due 10/20/2031 •		1,000	1,001
Saranac CLO Ltd. 6.781% due 08/13/2031 •		1,713	1,713
SLM Student Loan Trust 6.196% due 10/25/2029 •		170	170
Sound Point CLO Ltd. 6.574% due 01/23/2029 •		227	228
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •		435	432
Venture CLO Ltd.
6.667% due 07/20/2030 •		1,397	1,394
6.807% due 04/20/2032 •		2,200	2,194
Vibrant CLO Ltd.
6.717% due 09/15/2030 •		1,058	1,056
6.797% due 07/20/2032 •		300	298

Total Asset-Backed Securities (Cost $36,662)			36,251

SOVEREIGN ISSUES 0.5%
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	24,990	1,299
3.000% due 12/03/2026 (e)		2,315	127
4.000% due 11/30/2028 (e)		9,501	547
6.338% due 05/04/2053		$700	714
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	373

Total Sovereign Issues (Cost $3,173)			3,060

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (f) 1.1%			6,867

U.S. TREASURY BILLS 0.0%
5.339% due 02/29/2024 (c)(d)		$4	4

Total Short-Term Instruments (Cost $6,871)			6,871

Total Investments in Securities (Cost $1,662,986)			1,354,065

		SHARES
INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short Asset Portfolio		2,500,921	24,249
PIMCO Short-Term Floating NAV Portfolio III		213,119	2,073

Total Short-Term Instruments (Cost $27,041)			26,322

Total Investments in Affiliates (Cost $27,041)			26,322

Total Investments 213.0% (Cost $1,690,027)			$1,380,387
Financial Derivative Instruments (h)(j) 0.2%(Cost or Premiums, net $(1,807))			2,167
Other Assets and Liabilities, net (113.3)%			(734,349)

Net Assets 100.0%			$648,205

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$6,867	U.S. Treasury Notes 4.875% due 11/30/2025	$(7,004)	$6,867	$6,868

Total Repurchase Agreements	$(7,004)	$6,867	$6,868

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.600%	12/28/2023	01/04/2024	$(1,580)	$(1,581)
BOO	5.490	12/18/2023	01/12/2024	(4,432)	(4,443)
5.490	12/29/2023	01/02/2024	(110,351)	(110,418)
BSN	5.510	12/14/2023	01/04/2024	(46,112)	(46,247)
DEU	5.500	12/12/2023	01/11/2024	(954)	(957)
SGY	5.500	12/28/2023	01/04/2024	(123,300)	(123,394)
STR	5.540	01/02/2024	01/03/2024	(393,292)	(393,292)
5.660	12/29/2023	01/02/2024	(397,823)	(398,073)

Total Reverse Repurchase Agreements	$(1,078,405)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.480%	12/07/2023	01/23/2024	$(7,807)	$(7,838)

Total Sale-Buyback Transactions	$(7,838)

(g)	Securities with an aggregate market value of $689,404 and cash of $340 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(658,654) at a weighted average interest rate of 5.240%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(25) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Schatz March Futures				03/2024	322	$(37,874)	$(239)		$23	$(16)
Japan Government 10-Year Bond March Futures				03/2024	26	(27,053)	(220)		63	(41)
U.S. Treasury 2-Year Note March Futures				03/2024	499	(102,751)	(977)		0	(49)
U.S. Treasury 5-Year Note March Futures				03/2024	156	(16,969)	(408)		0	0
U.S. Treasury 10-Year Note March Futures				03/2024	1,176	(132,759)	(4,003)		193	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2024	3,416	(403,141)	(16,717)		1,148	0
U.S. Treasury Long-Term Bond March Futures				03/2024	1,310	(163,668)	(11,794)		798	0

Total Futures Contracts							$(34,358)		$2,225	$(106)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	03/10/2028	$3,400	$(7)	$(6)	$(13)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,900	(14)	24	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	55,800	121	(5,270)	(5,149)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	49,900	(619)	(2,802)	(3,421)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	600	(2)	(8)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	2,800	(10)	(59)	(69)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	800	(3)	(4)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031	6,500	(15)	975	960	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	2,400	(11)	(7)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	2,100	(7)	38	31	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	3,700	(14)	80	66	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,400	(5)	47	42	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,800	(7)	104	97	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	7,400	(29)	424	395	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	4,900	(19)	287	268	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	900	(3)	42	39	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	2,500	(9)	148	139	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	1,800	(6)	110	104	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	500	(2)	32	30	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	400	(1)	26	25	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	1,200	(4)	93	89	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	4,000	(15)	334	319	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	10,700	(46)	(451)	(497)	6	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	1,600	(7)	(31)	(38)	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	500	(2)	(13)	(15)	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	2,900	(13)	(41)	(54)	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	9,100	(387)	2,975	2,588	34	0

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,100	(10)	(60)	(70)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	2,400	(16)	16	0	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	1,500	(9)	148	139	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	11,600	(195)	3,617	3,422	44	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	10,300	626	1,829	2,455	41	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	2,400	0	(96)	(96)	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	500	0	(20)	(20)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	10,800	10	(448)	(438)	0	(1)
Pay	6-Month AUD-BBR-BBSW(1)	4.750	Semi-Annual	12/20/2033	AUD	27,600	(336)	523	187	14	0
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	44,700	(582)	495	(87)	21	0

Total Swap Agreements	$(1,648)	$3,051	$1,403	$179	$(95)

(i)

Securities with an aggregate market value of $20,246 and cash of $9,101 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	$1,419	AUD	2,143	$42	$0
03/2024	CNH	3,211	$445	0	(8)
BOA	01/2024	$2,921	JPY	430,985	138	0
01/2024	166	NOK	1,769	8	0
03/2024	CNH	4,519	$624	0	(14)
BPS	01/2024	CHF	2,392	2,785	0	(60)
01/2024	EUR	162	177	0	(2)
01/2024	JPY	41,700	284	0	(12)
02/2024	TWD	26,567	836	0	(42)
03/2024	CNH	3,127	435	0	(7)
BRC	03/2024	THB	182	5	0	0
CBK	01/2024	MXN	19,355	1,085	0	(50)
01/2024	$1,168	CAD	1,558	8	0
01/2024	1,617	PLN	6,426	16	0
02/2024	1,181	BRL	6,058	64	0
DUB	03/2024	CNH	2,151	$298	0	(5)
GLM	01/2024	MXN	1,182	68	0	(1)
01/2024	$533	MXN	9,343	15	0
02/2024	BRL	10	$2	0	0
03/2024	CNH	1,398	194	0	(3)
JPM	02/2024	$1,212	INR	101,262	2	0
03/2024	868	TWD	27,003	26	0
MBC	01/2024	CAD	4,693	$3,468	0	(74)
01/2024	EUR	6,868	7,551	0	(32)
01/2024	$666	AUD	1,005	19	0
01/2024	1,714	EUR	1,561	10	0
02/2024	321	TRY	9,755	0	(1)
MYI	01/2024	1,110	JPY	163,716	51	0
03/2024	CNH	3,064	$425	0	(8)
03/2024	$1,215	IDR	18,696,374	0	(1)
RBC	04/2024	1	MXN	14	0	0
SCX	03/2024	CNH	3,008	$416	0	(9)
03/2024	TWD	50,039	1,622	0	(35)
TOR	01/2024	$1,835	JPY	269,233	75	0
03/2024	CNH	1,455	$202	0	(4)
UAG	01/2024	$539	AUD	812	15	0
01/2024	922	NOK	9,841	46	0

Total Forward Foreign Currency Contracts	$535	$(368)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235%	01/22/2024	900	$(4)	$(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	900	(4)	(3)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2023 (Unaudited)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	2,300	(10)	(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	2,300	(10)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	1,000	(4)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	2,400	(10)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	2,400	(10)	(8)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	800	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	800	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,400	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,400	(6)	(5)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	1,200	(5)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	1,200	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	800	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	1,100	(5)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	800	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	1,100	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	4,800	(22)	(76)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	4,800	(22)	(1)

							$(144)	$(190)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		$99.227	02/06/2024		1,600	$(9)	$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		101.227	02/06/2024		1,600	(6)	(12)

							$(15)	$(13)

Total Written Options							$(159)	$(203)

(1)		Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
U.S. Government Agencies				$0	$86,252	$0	$86,252
U.S. Treasury Obligations				0	1,193,516	0	1,193,516
Non-Agency Mortgage-Backed Securities				0	28,115	0	28,115
Asset-Backed Securities				0	36,217	34	36,251
Sovereign Issues				0	3,060	0	3,060
Short-Term Instruments
Repurchase Agreements				0	6,867	0	6,867
U.S. Treasury Bills				0	4	0	4

				$0	$1,354,031	$34	$1,354,065
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$26,322	$0	$0	$26,322

Total Investments				$26,322	$1,354,031	$34	$1,380,387

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				86	2,318	0	2,404
Over the counter				0	535	0	535

				$86	$2,853	$0	$2,939
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(57)	(144)	0	(201)
Over the counter				0	(571)	0	(571)

				$(57)	$(715)	$0	$(772)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Total Financial Derivative Instruments	$29	$2,138	$0	$2,167

Totals	$26,351	$1,356,169	$34	$1,382,554

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$43	$16
3.625% due 07/09/2035 þ		29	10
Provincia de Buenos Aires 129.126% due 04/12/2025	ARS	1,170	1

Total Argentina (Cost $44)			27

AUSTRALIA 1.5%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust 6.390% due 09/05/2057 ~		$23	23

SOVEREIGN ISSUES 1.5%
Australia Government International Bond
0.500% due 09/21/2026	AUD	3,400	2,133
0.750% due 11/21/2027 (h)		1,955	1,317
1.000% due 11/21/2031		600	330
1.250% due 05/21/2032		100	55
1.750% due 06/21/2051		50	20
4.500% due 04/21/2033		1,400	995

			4,850

Total Australia (Cost $5,340)			4,873

BRAZIL 0.0%
CORPORATE BONDS & NOTES 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (f)(i)		$653	22

Total Brazil (Cost $35)			22

CANADA 1.7%
CORPORATE BONDS & NOTES 0.4%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$149	134
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	317
Royal Bank of Canada 4.851% due 12/14/2026		$800	806

			1,257

SOVEREIGN ISSUES 1.3%
Canada Government Bond 2.750% due 12/01/2033	CAD	3,000	2,294
Canada Government Real Return Bond 3.000% due 12/01/2036 (h)		2,156	1,907

			4,201

Total Canada (Cost $5,733)			5,458

CAYMAN ISLANDS 5.6%
ASSET-BACKED SECURITIES 5.2%
37 Capital CLO Ltd. 7.167% due 01/15/2034		$600	600
American Money Management Corp. CLO Ltd.
6.581% due 11/10/2030 •		487	487
6.894% due 11/02/2030 ~		559	560
Apidos CLO 6.557% due 07/18/2029 •		646	645

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Ares CLO Ltd.
6.707% due 04/18/2031 ~		800	799
6.724% due 04/22/2031 •		800	798
Atlas Senior Loan Fund Ltd. 6.745% due 01/15/2031 •		582	583
BDS Ltd. 6.823% due 12/16/2036 •		900	882
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •		728	728
CIFC Funding Ltd. 6.610% due 10/24/2030 •		675	674
Elevation CLO Ltd. 6.590% due 10/25/2030 •		652	650
Elmwood CLO Ltd. 7.054% due 01/17/2034		1,000	1,002
GPMT Ltd. 6.821% due 12/15/2036 •		900	866
Halseypoint CLO Ltd. 7.102% due 11/30/2032 •		800	800
LCM LP 6.528% due 07/19/2027 •		191	191
LCM Ltd. 6.757% due 04/20/2031 •		800	798
MF1 Multifamily Housing Mortgage Loan Trust 6.326% due 07/15/2036 •		82	82
MidOcean Credit CLO
6.679% due 02/20/2031 ~		692	691
6.682% due 01/29/2030 •		227	227
Sound Point CLO Ltd. 6.620% due 07/25/2030 ~		516	515
Starwood Commercial Mortgage Trust 6.673% due 04/18/2038 •		799	780
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~		800	784
Venture CLO Ltd.
6.535% due 04/15/2027 •		56	56
6.812% due 07/30/2032 •		900	898
Wind River CLO Ltd.
6.707% due 07/18/2031 •		724	724
6.735% due 07/15/2031 •		800	798

			16,618

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		471	418
Sands China Ltd.
5.375% due 08/08/2025		200	197
5.650% due 08/08/2028		300	298

			913

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		300	312

Total Cayman Islands (Cost $17,974)			17,843

CHILE 0.5%
CORPORATE BONDS & NOTES 0.3%
Banco Santander Chile 2.700% due 01/10/2025		$1,100	1,071

SOVEREIGN ISSUES 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	645,000	707

Total Chile (Cost $2,076)			1,778

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Government International Bond 3.190% due 04/15/2053	CNY	1,200	180

Total China (Cost $173)			180

COLOMBIA 0.4%
SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
4.500% due 03/15/2029		$200	188

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

7.500% due 02/02/2034		1,100	1,164

Total Colombia (Cost $1,289)			1,352

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	212
2.500% due 08/25/2028		900	38

Total Czech Republic (Cost $260)			250

DENMARK 1.8%
CORPORATE BONDS & NOTES 1.8%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	15,545	1,788
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		14,910	1,651
1.500% due 10/01/2053		2,274	275
Nykredit Realkredit AS
1.000% due 10/01/2050		8,670	1,005
1.500% due 10/01/2053		662	80
Realkredit Danmark AS
1.000% due 10/01/2050		4,296	498
1.500% due 10/01/2053		4,733	570

Total Denmark (Cost $7,593)			5,867

DOMINICAN REPUBLIC 0.3%
SOVEREIGN ISSUES 0.3%
Dominican Republic International Bond
4.875% due 09/23/2032		$500	457
6.500% due 02/15/2048		500	479

Total Dominican Republic (Cost $1,009)			936

FRANCE 2.2%
CORPORATE BONDS & NOTES 1.1%
BNP Paribas SA
2.219% due 06/09/2026 •		$800	764
3.800% due 01/10/2024		1,000	1,000
Societe Generale SA
1.488% due 12/14/2026 •		600	553
2.797% due 01/19/2028 •		200	184
3.337% due 01/21/2033 •		400	337
6.446% due 01/10/2029 •		600	621

			3,459

SOVEREIGN ISSUES 1.1%
France Government International Bond
0.100% due 07/25/2031 (h)	EUR	828	902
0.500% due 05/25/2072		100	46
0.750% due 05/25/2052		2,600	1,646
1.500% due 05/25/2050		700	562
2.000% due 05/25/2048		300	274

			3,430

Total France (Cost $9,148)			6,889

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	700	727
2.129% due 11/24/2026 •(j)		$500	469
2.625% due 12/16/2024	GBP	100	123
3.729% due 01/14/2032 •(j)		$900	755
3.961% due 11/26/2025 •		1,300	1,279

Total Germany (Cost $3,705)			3,353

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government International Bond 5.375% due 04/24/2032		$200	194

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Guatemala (Cost $231)			194

HUNGARY 1.3%
SOVEREIGN ISSUES 1.3%
Hungary Government International Bond
5.375% due 09/12/2033	EUR	900	1,064
6.250% due 09/22/2032		$1,000	1,069
6.750% due 09/25/2052		400	449
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		1,400	1,427

Total Hungary (Cost $3,716)			4,009

INDONESIA 0.6%
CORPORATE BONDS & NOTES 0.2%
Pertamina Persero PT 6.450% due 05/30/2044		$700	768

SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond 8.375% due 03/15/2034	IDR	18,578,000	1,365

Total Indonesia (Cost $2,051)			2,133

IRELAND 1.9%
ASSET-BACKED SECURITIES 1.7%
Accunia European CLO DAC 4.915% due 07/15/2030 •	EUR	243	268
Aurium CLO DAC 4.695% due 01/16/2031 •		798	872
BlueMountain Fuji EUR CLO DAC 4.615% due 07/15/2030 •		345	379
Cairn CLO DAC 4.745% due 10/15/2031 •		400	434
CVC Cordatus Loan Fund DAC 4.615% due 10/15/2031 •		399	435
Dryden Euro CLO DAC 4.625% due 04/15/2033 •		249	270
Hayfin Emerald CLO 0.000% due 01/25/2037 (b)		500	552
Jubilee CLO DAC
4.575% due 04/15/2030 ~		661	726
4.615% due 04/15/2031 •		300	324
Man GLG Euro CLO DAC 4.615% due 12/15/2031 •		369	403
Sculptor European CLO DAC 5.015% due 10/15/2034 •		700	760

			5,423

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	278
3.000% due 10/29/2028		300	274

			552

Total Ireland (Cost $6,396)			5,975

ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
2.000% due 03/31/2027	ILS	2,100	551
4.500% due 01/17/2033		$800	762

Total Israel (Cost $1,437)			1,313

ITALY 7.3%
CORPORATE BONDS & NOTES 0.6%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	618
2.625% due 04/28/2025		300	323
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$400	427

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

UniCredit SpA 2.569% due 09/22/2026 •		500	471

			1,839

SOVEREIGN ISSUES 6.7%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		400	400
Italy Buoni Poliennali Del Tesoro 2.350% due 09/15/2024 (h)	EUR	19,055	21,087

			21,487

Total Italy (Cost $23,788)			23,326

IVORY COAST 0.5%
SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	1,000	995
5.875% due 10/17/2031		600	595

Total Ivory Coast (Cost $1,534)			1,590

JAPAN 5.9%
CORPORATE BONDS & NOTES 0.3%
Olympus Corp. 2.143% due 12/08/2026		$200	184
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		800	819

			1,003

SOVEREIGN ISSUES 5.6%
Japan Government International Bond
0.005% due 10/01/2024	JPY	1,000,000	7,096
0.100% due 03/10/2028 (h)		246,841	1,840
0.100% due 03/10/2029 (h)		674,390	5,039
0.500% due 03/20/2049		199,000	1,095
0.700% due 12/20/2048		6,000	35
0.700% due 06/20/2051		168,000	947
1.500% due 09/20/2043		280,000	2,022

			18,074

Total Japan (Cost $22,327)			19,077

KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
KazMunayGas National Co. JSC
3.500% due 04/14/2033		$900	750
5.750% due 04/19/2047		200	176
6.375% due 10/24/2048		200	189

Total Kazakhstan (Cost $1,021)			1,115

LUXEMBOURG 1.1%
		SHARES
COMMON STOCKS 0.4%
Drillco Holding Lux SA «(d)		13,438	334
Drillco Holding Lux SA «(d)(j)		35,766	888
Forsea Holding SA «(d)		1,493	37

			1,259

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.7%
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		$700	718
CPI Property Group SA 1.500% due 01/27/2031	EUR	200	117
FORESEA Holding SA 7.500% due 06/15/2030		$632	586

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

TMS Issuer SARL 5.780% due 08/23/2032		700	732

			2,153

Total Luxembourg (Cost $2,771)			3,412

MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200	171
4.550% due 04/21/2050		200	184

			355

SOVEREIGN ISSUES 0.2%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	3,431	745

Total Malaysia (Cost $1,133)			1,100

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.750% due 10/12/2110		$200	180

Total Mexico (Cost $209)			180

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$300	295

Total Multinational (Cost $314)			295

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
ABN AMRO Bank NV 6.575% due 10/13/2026		$700	712
Prosus NV
1.207% due 01/19/2026	EUR	400	416
3.257% due 01/19/2027		$900	832

			1,960

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL Prime BV 4.785% due 04/17/2041 •	EUR	108	115
Eurosail PLC 5.485% due 10/17/2040 •		6	6

			121

Total Netherlands (Cost $2,183)			2,081

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	500	261

Total New Zealand (Cost $348)			261

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	400	254

Total Norway (Cost $291)			254

PERU 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,200	315
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043 «		3,000	818

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Peru (Cost $1,168)			1,133

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	344

Total Philippines (Cost $489)			344

POLAND 0.8%
SOVEREIGN ISSUES 0.8%
Poland Government International Bond
3.875% due 02/14/2033 (l)	EUR	1,500	1,727
4.250% due 02/14/2043		400	466
4.875% due 10/04/2033		$300	305
5.500% due 04/04/2053		200	209

Total Poland (Cost $2,522)			2,707

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	171

Total Qatar (Cost $198)			171

ROMANIA 1.1%
SOVEREIGN ISSUES 1.1%
Romania Government International Bond
1.375% due 12/02/2029	EUR	360	328
1.750% due 07/13/2030		200	179
2.000% due 01/28/2032		400	343
2.000% due 04/14/2033		900	745
2.625% due 12/02/2040		100	75
2.750% due 04/14/2041		100	74
2.875% due 04/13/2042		300	225
6.375% due 09/18/2033		500	585
6.625% due 09/27/2029		700	828

Total Romania (Cost $3,830)			3,382

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond 7.250% due 05/10/2034 ^(c)	RUB	38,500	142

Total Russia (Cost $635)			142

SAUDI ARABIA 1.0%
CORPORATE BONDS & NOTES 0.3%
Saudi Arabian Oil Co. 3.500% due 04/16/2029		$900	853

SOVEREIGN ISSUES 0.7%
Saudi Government International Bond
3.250% due 10/22/2030		200	186
4.750% due 01/18/2028		800	809
4.875% due 07/18/2033		800	818
5.000% due 01/18/2053		300	283

			2,096

Total Saudi Arabia (Cost $2,979)			2,949

SERBIA 0.7%
SOVEREIGN ISSUES 0.7%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	1,000	819
3.125% due 05/15/2027		1,400	1,482

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Serbia (Cost $2,324)			2,301

SINGAPORE 0.2%
SOVEREIGN ISSUES 0.2%
Singapore Government International Bond
2.250% due 08/01/2036	SGD	680	490
3.375% due 09/01/2033		170	136

Total Singapore (Cost $603)			626

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 5.375% due 07/24/2044		$200	160

Total South Africa (Cost $197)			160

SOUTH KOREA 2.4%
SOVEREIGN ISSUES 2.4%
Korea Government International Bond
2.000% due 06/10/2031	KRW	718,630	515
2.375% due 12/10/2028		2,271,890	1,702
2.625% due 06/10/2028		699,880	532
3.250% due 03/10/2028		696,190	542
3.250% due 06/10/2033		1,076,770	840
3.250% due 09/10/2042		244,320	193
4.250% due 12/10/2032		3,713,240	3,116
5.500% due 03/10/2028		360,000	305

Total South Korea (Cost $7,850)			7,745

SPAIN 0.7%
CORPORATE BONDS & NOTES 0.2%
Banco Santander SA 1.849% due 03/25/2026		$200	185
CaixaBank SA 6.684% due 09/13/2027		400	411

			596

SOVEREIGN ISSUES 0.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	227
Spain Government International Bond
1.450% due 10/31/2071		300	167
3.450% due 07/30/2066		1,300	1,346

			1,740

Total Spain (Cost $3,477)			2,336

SUPRANATIONAL 0.6%
CORPORATE BONDS & NOTES 0.6%
Asian Development Bank 6.150% due 02/25/2030	INR	173,700	2,000

Total Supranational (Cost $2,316)			2,000

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG 7.500% due 02/15/2028		$1,200	1,315
UBS Group AG
0.650% due 01/14/2028 •	EUR	800	808
3.869% due 01/12/2029 •		$500	472
6.537% due 08/12/2033 •		250	267
7.750% due 03/01/2029 •	EUR	610	777

Total Switzerland (Cost $3,415)			3,639

THAILAND 0.2%
SOVEREIGN ISSUES 0.2%
Thailand Government International Bond 3.390% due 06/17/2037	THB	22,209	690

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Thailand (Cost $596)			690

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$200	212

Total United Arab Emirates (Cost $197)			212

UNITED KINGDOM 6.1%
CORPORATE BONDS & NOTES 1.9%
Antofagasta PLC 2.375% due 10/14/2030		$400	328
HSBC Holdings PLC
2.804% due 05/24/2032 •		1,000	835
4.041% due 03/13/2028 •		700	675
4.292% due 09/12/2026 •		600	588
5.887% due 08/14/2027		300	304
John Lewis PLC 6.125% due 01/21/2025	GBP	100	127
NatWest Group PLC 5.076% due 01/27/2030 •		$300	296
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		700	725
Standard Chartered PLC
1.822% due 11/23/2025 •		600	578
2.678% due 06/29/2032 •		200	163
6.187% due 07/06/2027		700	712
6.296% due 07/06/2034		700	735

			6,066

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Alba PLC 5.529% due 11/25/2042 •	GBP	278	347
Great Hall Mortgages PLC
4.062% due 06/18/2039 •	EUR	136	148
5.469% due 03/18/2039 •	GBP	108	136
5.479% due 06/18/2039 ~		60	76
5.489% due 06/18/2038 •		23	29
Newgate Funding PLC 4.525% due 12/15/2050 •	EUR	233	253
Residential Mortgage Securities PLC 6.470% due 06/20/2070 ~	GBP	321	410
Ripon Mortgages PLC 5.920% due 08/28/2056 •		1,641	2,086
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •		756	963
Towd Point Mortgage Funding
6.365% due 10/20/2051 •		371	473
6.571% due 07/20/2045 ~		780	998
6.571% due 07/20/2045 •		416	532

			6,451

SOVEREIGN ISSUES 2.2%
United Kingdom Gilt
0.125% due 03/22/2024 (h)		5,299	6,693
0.125% due 03/22/2051 (h)		206	209
0.625% due 11/22/2042 (h)		249	309
1.250% due 07/31/2051		10	7

			7,218

Total United Kingdom (Cost $21,389)			19,735

UNITED STATES 66.6%
ASSET-BACKED SECURITIES 2.5%
ABFC Trust 5.630% due 01/25/2037 •		$401	230
ACE Securities Corp. Home Equity Loan Trust 6.370% due 12/25/2034 •		101	92
Argent Securities Trust
5.770% due 07/25/2036 •		641	162
5.950% due 07/25/2036 •		801	202
Bear Stearns Asset-Backed Securities Trust
5.710% due 06/25/2047 •		93	93
6.205% due 09/25/2035 ~		488	486
6.270% due 09/25/2046 •		64	60

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Countrywide Asset-Backed Certificates Trust
4.512% due 07/25/2036 «~		12	11
5.690% due 09/25/2037 •		49	50
6.190% due 07/25/2034 •		53	53
Credit Suisse First Boston Mortgage Securities Corp. 5.077% due 01/25/2032 •		8	8
Credit-Based Asset Servicing & Securitization LLC 5.677% due 07/25/2037 ~		174	111
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.319% due 03/25/2037 þ		859	320
Fieldstone Mortgage Investment Trust 5.777% due 11/25/2036 •		903	523
First Franklin Mortgage Loan Trust 6.745% due 07/25/2034 •		72	71
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •		800	781
GSAA Home Equity Trust 6.370% due 08/25/2037 •		32	30
GSAMP Trust
5.560% due 01/25/2037 •		135	78
5.620% due 12/25/2046 •		589	292
6.010% due 04/25/2036 •		585	370
HSI Asset Securitization Corp. Trust 5.910% due 12/25/2036 •		495	131
JP Morgan Mortgage Acquisition Trust 5.630% due 08/25/2036 «•		3	1
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •		17	17
MASTR Asset-Backed Securities Trust 5.950% due 03/25/2036 •		491	302
Merrill Lynch Mortgage Investors Trust
5.690% due 08/25/2037 •		444	229
5.990% due 04/25/2037 ~		614	304
Morgan Stanley ABS Capital, Inc. Trust
5.560% due 01/25/2037 •		475	211
5.610% due 10/25/2036 ~		524	226
5.610% due 11/25/2036 •		184	86
5.690% due 11/25/2036 •		184	86
5.700% due 10/25/2036 •		697	365
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ		478	192
SMB Private Education Loan Trust 6.788% due 02/16/2055 •		505	504
Specialty Underwriting & Residential Finance Trust 4.074% due 02/25/2037 þ		477	173
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035		200	204
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,100	1,086

			8,140

CORPORATE BONDS & NOTES 3.5%
Bank of America Corp. 3.384% due 04/02/2026 •		200	195
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	1,039
3.950% due 06/30/2062		600	378
Credit Suisse AG AT1 Claim		400	48
CVS Pass-Through Trust 7.507% due 01/10/2032		982	1,033
Dell International LLC 6.020% due 06/15/2026		105	108
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		100	80
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	200	252
3.375% due 11/13/2025		$400	383
GA Global Funding Trust 2.250% due 01/06/2027		200	182
GLP Capital LP 5.250% due 06/01/2025		200	199
Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	500	481
6.484% due 10/24/2029		$700	743
JPMorgan Chase & Co.
4.080% due 04/26/2026 •		900	886
6.087% due 10/23/2029		900	947
Las Vegas Sands Corp. 2.900% due 06/25/2025		300	289
Morgan Stanley
2.630% due 02/18/2026 •		500	484
6.407% due 11/01/2029		700	742
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		300	257

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Organon & Co. 2.875% due 04/30/2028	EUR	300	305
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	90
3.150% due 01/01/2026		100	96
3.500% due 06/15/2025		100	97
4.000% due 12/01/2046		100	73
4.550% due 07/01/2030		100	95
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,200	1,179
Southern California Edison Co. 6.266% (SOFRINDX + 0.830%) due 04/01/2024 ~		200	200
Wells Fargo & Co. 6.303% due 10/23/2029		500	527

			11,388

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 7.720% due 03/15/2027		295	205

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025		300	286

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust 5.067% due 01/25/2035 «~		6	5
Banc of America Funding Trust
4.772% due 05/25/2035 ~		47	44
5.890% due 04/25/2037 •		47	39
5.892% due 04/20/2047 •		54	42
6.000% due 07/25/2037		143	117
Banc of America Mortgage Trust 6.000% due 10/25/2036 «		53	42
Barclays Commercial Mortgage Securities Trust 6.659% due 07/15/2037 •		800	787
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		747	641
BCAP LLC Trust 5.890% due 05/25/2047 •		169	160
Bear Stearns Adjustable Rate Mortgage Trust
4.022% due 04/25/2034 «~		68	63
5.453% due 02/25/2034 ~		4	4
5.478% due 08/25/2035 «~		3	3
7.660% due 02/25/2036 «•		14	12
Bear Stearns ALT-A Trust
4.454% due 09/25/2035 ~		190	74
4.488% due 05/25/2035 ~		57	54
BWAY Mortgage Trust 6.726% due 09/15/2036 •		800	747
BX Commercial Mortgage Trust 6.206% due 10/15/2036 •		607	596
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063		593	522
Chase Mortgage Finance Trust
4.523% due 07/25/2037 ~		22	17
4.885% due 03/25/2037 ~		122	116
Citigroup Mortgage Loan Trust
3.906% due 05/25/2035 ~		17	17
4.752% due 04/25/2037 ~		92	78
Countrywide Alternative Loan Trust
2.990% due 06/25/2037 «~		96	74
5.500% due 10/25/2035 «		14	9
5.500% due 02/25/2036 «		31	18
5.682% due 07/20/2046 ~		63	50
6.000% due 01/25/2037		243	195
6.000% due 02/25/2037		491	195
6.000% due 05/25/2037		423	198
6.250% due 12/25/2036 •		376	161
6.500% due 08/25/2037		309	132
8.000% due 10/25/2036 «		20	14
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037		105	50
6.250% due 09/25/2036		192	77
Countrywide Home Loan Reperforming REMIC Trust 5.810% due 06/25/2035 ~		79	74
Credit Suisse Mortgage Capital Trust
0.000% due 01/25/2060 (f)		729	631
2.500% due 07/25/2056 ~		160	132
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 þ		180	158
GCAT Trust 4.250% due 05/25/2067		500	460

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.725% due 10/25/2033 «~	4	4
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	165	136
3.000% due 09/25/2052 ~	1,384	1,185
GSR Mortgage Loan Trust 4.793% due 05/25/2037 «~	10	6
HarborView Mortgage Loan Trust
5.720% due 02/25/2036 «~	23	6
Impac Secured Assets Trust 5.125% due 07/25/2035 «~	43	38
IndyMac INDX Mortgage Loan Trust
3.681% due 06/25/2036 ~	143	124
4.699% due 12/25/2034 ~	3	2
5.950% due 07/25/2035 •	5	5
JP Morgan Alternative Loan Trust
4.531% due 12/25/2036 «~	13	12
4.762% due 05/25/2037 ~	177	160
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	668	550
3.000% due 01/25/2052 ~	1,314	1,127
3.000% due 03/25/2052 ~	1,400	1,200
3.000% due 04/25/2052 ~	1,272	1,092
3.000% due 05/25/2052 ~	1,669	1,431
4.263% due 02/25/2035 «~	2	2
4.852% due 10/25/2035 ~	156	124
Lehman Mortgage Trust 6.000% due 09/25/2037	90	84
Manhattan West Mortgage Trust 2.130% due 09/10/2039	800	708
Merrill Lynch Mortgage Investors Trust
3.853% due 03/25/2036 ~	73	39
5.890% due 02/25/2036 •	14	13
MFA Trust 6.105% due 12/25/2068 þ	500	503
Morgan Stanley Mortgage Loan Trust
4.487% due 09/25/2035 ~	103	34
4.521% due 05/25/2036 ~	137	75
5.750% due 02/25/2036 «•	19	17
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	462	437
2.750% due 11/25/2059 ~	443	417
6.864% due 10/25/2063 þ	483	490
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •	900	833
PMT Loan Trust 2.500% due 07/25/2051 ~	752	619
Prime Mortgage Trust
5.970% due 02/25/2035 •	48	47
6.000% due 06/25/2036 «	2	2
PRPM Trust 6.221% due 11/25/2068 þ	500	503
Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036 «	41	30
5.670% due 05/25/2037 •	255	231
5.750% due 01/25/2037 •	55	61
5.810% due 12/25/2036 •	155	153
5.850% due 07/25/2036 •	197	184
5.870% due 11/25/2036 •	138	94
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 «	13	10
Starwood Mortgage Trust 6.526% due 04/15/2034 •	719	709
Structured Adjustable Rate Mortgage Loan Trust
3.813% due 04/25/2036 ~	97	55
5.790% due 10/25/2035 •	57	52
Structured Asset Mortgage Investments Trust
5.870% due 05/25/2036 •	216	170
5.890% due 05/25/2036 •	17	12
Structured Asset Securities Corp. 5.750% due 01/25/2036 •	135	112
Structured Asset Securities Corp. Mortgage Loan Trust 5.760% due 10/25/2036 •	297	239
SunTrust Adjustable Rate Mortgage Loan Trust 5.068% due 02/25/2037 ~	72	62
Thornburg Mortgage Securities Trust 6.210% due 09/25/2034 •	14	12
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	404	359
2.710% due 01/25/2060 ~	347	326
2.900% due 10/25/2059 ~	1,447	1,360
WaMu Mortgage Pass-Through Certificates Trust
3.972% due 10/25/2036 ~	281	244
4.063% due 12/25/2036 ~	157	134
6.030% due 11/25/2045 •	53	48
6.250% due 10/25/2044 •	44	41

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

6.412% due 08/25/2042 •		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
5.500% due 11/25/2035		56	49
5.790% due 02/25/2037 •		315	240
6.500% due 08/25/2035 «		50	44

			23,867

U.S. GOVERNMENT AGENCIES 40.7%
Export-Import Bank of the United States 1.581% due 11/16/2024		648	636
Fannie Mae
3.000% due 03/01/2060		280	246
3.500% due 01/01/2059		661	600
5.852% due 06/25/2036 •		18	18
Freddie Mac
0.000% due 01/15/2038 ~(a)		268	14
5.334% due 01/15/2038 •		268	264
Ginnie Mae 3.000% due 07/20/2046 - 05/20/2047		8	8
Ginnie Mae, TBA 3.000% due 02/01/2054		1,900	1,722
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052		1,644	1,345
2.500% due 02/01/2051 - 01/01/2052		1,123	957
3.000% due 02/01/2027 - 09/01/2042		23	22
3.500% due 01/01/2026 - 07/01/2050		548	516
4.000% due 01/01/2037 - 06/01/2050		297	284
4.500% due 11/01/2025 - 08/01/2041		115	114
5.000% due 08/01/2033 - 10/01/2041		64	65
5.500% due 07/01/2035 - 02/01/2041		65	66
6.000% due 06/01/2026 - 09/01/2039		143	150
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2054		4,400	3,749
3.500% due 02/01/2054		1,400	1,286
4.000% due 01/01/2054 - 02/01/2054		10,665	10,093
4.500% due 02/01/2054		20,500	19,886
5.000% due 01/01/2054 - 02/01/2054		17,300	17,119
5.500% due 01/01/2054 - 02/01/2054		25,900	26,016
6.000% due 02/01/2054		18,400	18,684
6.500% due 02/01/2054		26,200	26,848

			130,708

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Bonds
1.625% due 11/15/2050		1,600	954
1.875% due 02/15/2041		5,000	3,598
2.875% due 05/15/2052		200	159
4.000% due 11/15/2052		600	592
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2025		2,204	2,125
0.125% due 07/15/2030 (n)		600	542
0.125% due 07/15/2031		3,214	2,859
0.125% due 01/15/2032		1,443	1,268
0.250% due 01/15/2025		2,988	2,900
0.500% due 01/15/2028		4,989	4,723
0.625% due 07/15/2032		212	194
1.125% due 01/15/2033		2,685	2,542
2.375% due 01/15/2025		2,122	2,105
2.500% due 01/15/2029 (n)		5,517	5,706
3.875% due 04/15/2029 (n)		749	826
U.S. Treasury Notes
2.750% due 07/31/2027 (p)		2,500	2,400
2.875% due 04/30/2025 (n)		5,200	5,087
3.500% due 02/15/2033		500	485
4.000% due 02/29/2028 (p)		300	301

			39,366

Total United States (Cost $220,843)			213,960

SHORT-TERM INSTRUMENTS 13.9%
REPURCHASE AGREEMENTS (k) 0.3%			823

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	4,654	5

HUNGARY TREASURY BILLS 1.2%
10.900% due 01/04/2024 (f)(g)	HUF	1,296,000	3,733

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

JAPAN TREASURY BILLS 12.3%
(0.220)% due 01/09/2024 - 03/25/2024 (e)(f)	JPY	5,580,000	39,584

U.S. TREASURY BILLS 0.1%
5.457% due 01/25/2024 (f)(g)(p)		$263	262

Total Short-Term Instruments (Cost $42,465)			44,407

Total Investments in Securities (Cost $441,622)			423,782

		SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III		1,004,323	9,769

Total Short-Term Instruments (Cost $9,765)			9,769

Total Investments in Affiliates (Cost $9,765)			9,769

Total Investments 135.1% (Cost $451,387)			$433,551
Financial Derivative Instruments (m)(o) (0.4)%(Cost or Premiums, net $2,736)			(1,302)
Other Assets and Liabilities, net (34.7)%			(111,260)

Net Assets 100.0%			$320,989

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Coupon represents a yield to maturity.
(h)					Principal amount of security is adjusted for inflation.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG 2.129% due 11/24/2026					11/17/2020		$500	$469	0.15%
Deutsche Bank AG 3.729% due 01/14/2032					01/20/2021 - 01/28/2021		902	755	0.24
Drillco Holding Lux SA					06/08/2023		715	888	0.28

							$2,117	$2,112	0.67%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$823	U.S. Treasury Notes 4.875% due 11/30/2025		$(840)	$823	$823

Total Repurchase Agreements							$(840)	$823	$823

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BRC				3.200%	11/27/2023	TBD(3)	EUR	(924)	$(1,024)

Total Reverse Repurchase Agreements									$(1,024)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (12.8)%
U.S. Government Agencies (12.8)%
Uniform Mortgage-Backed Security, TBA					2.000%	01/01/2039	$4,300	$(3,779)	$(3,856)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2054	15,392	(11,784)	(12,583)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2054	6,108	(4,805)	(4,999)
Uniform Mortgage-Backed Security, TBA					3.000	03/01/2054	1,500	(1,335)	(1,330)
Uniform Mortgage-Backed Security, TBA					5.500	01/01/2054	18,100	(18,173)	(18,179)

Total Short Sales (12.8)%								$(39,876)	$(40,947)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

(l)	Securities with an aggregate market value of $1,036 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(833) at a weighted average interest rate of 4.832%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2024	116	$30,856	$20	$5	$(3)
3-Month EURIBOR March Futures	03/2025	116	31,352	103	9	(18)
3-Month SOFR Active Contract December Futures	03/2024	6	1,420	(28)	0	0
3-Month SOFR Active Contract June Futures	09/2025	58	14,035	87	6	0
3-Month SOFR Active Contract March Futures	06/2024	193	45,845	79	5	0
3-Month SOFR Active Contract September Futures	12/2025	58	14,051	86	6	0
Canada Government 10-Year Bond March Futures	03/2024	13	1,218	51	0	0
Euro-Bund March Futures	03/2024	4	606	8	0	(6)
U.S. Treasury Long-Term Bond March Futures	03/2024	1	125	9	0	0

$415	$31	$(27)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2024	232	$(62,342)	$(152)	$32	$(16)
3-Month SOFR Active Contract December Futures	03/2025	230	(55,355)	(301)	0	(20)
3-Month SOFR Active Contract June Futures	09/2024	17	(4,058)	(2)	0	(1)
3-Month SOFR Active Contract September Futures	12/2024	60	(14,386)	(38)	0	(4)
Australia Government 3-Year Bond March Futures	03/2024	20	(1,456)	(15)	1	(2)
Australia Government 10-Year Bond March Futures	03/2024	85	(6,758)	(199)	34	(42)
Euro-Bobl March Futures	03/2024	58	(7,637)	(124)	30	0
Euro-BTP March Futures	03/2024	4	(526)	(17)	9	0
Euro-Oat March Futures	03/2024	98	(14,228)	(402)	171	0
Euro-Schatz March Futures	03/2024	13	(1,529)	(10)	1	(1)
Japan Government 10-Year Bond March Futures	03/2024	12	(12,486)	(101)	29	(19)
U.S. Treasury 2-Year Note March Futures	03/2024	7	(1,441)	(14)	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2024	236	(25,671)	(638)	0	(20)
U.S. Treasury 10-Year Note March Futures	03/2024	93	(10,499)	(328)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	41	(4,839)	(210)	4	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	8	(1,069)	(93)	4	0
United Kingdom Long Gilt March Futures	03/2024	110	(14,393)	(988)	157	0

$(3,632)	$472	$(126)

Total Futures Contracts	$(3,217)	$503	$(153)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$4,000	$37	$(55)	$(18)	$2	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	49,900	489	(580)	(91)	24	0
iTraxx Europe Main 40 10-Year Index	(1.000)	Quarterly	12/20/2033	EUR	3,900	48	(54)	(6)	0	(3)

$574	$(689)	$(115)	$26	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$600	$9	$3	$12	$0	$0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

CDX.IG-41 5-Year Index	1.000		Quarterly	12/20/2028		67,300	876	454	1,330	0	(18)

							$885	$457	$1,342	$0	$(18)

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	800	$31	$2	$33	$0	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		8,700	(20)	20	0	0	(14)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		15,700	884	670	1,554	0	(55)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		13,600	399	1,416	1,815	0	(159)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		1,900	32	(4)	28	23	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		1,100	55	183	238	0	(34)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/20/2029	INR	42,230	(3)	0	(3)	0	(1)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2029		478,840	73	17	90	8	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2034		72,820	(14)	(5)	(19)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	540,000	26	(52)	(26)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		540,000	(14)	(73)	(87)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2029		21,990	(1)	(3)	(4)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		230,000	(51)	(32)	(83)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		1,140,000	0	(69)	(69)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		100,000	0	(4)	(4)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		270,000	46	232	278	20	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/20/2029	SGD	8,588	(10)	(61)	(71)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$7,200	(345)	84	(261)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		7,400	0	(174)	(174)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		3,900	(47)	153	106	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		4,550	(51)	177	126	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		800	(5)	(12)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		300	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		400	(3)	(4)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		400	(3)	(5)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		400	(3)	(6)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		500	(3)	(7)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		500	(3)	(7)	(10)	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	600	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	600	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	700	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	700	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025	11,400	(27)	166	139	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	22,600	58	158	216	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025	1,900	(1)	18	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.959	Semi-Annual	05/31/2025	6,900	(352)	535	183	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	9,600	36	138	174	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025	3,800	(2)	(16)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	27,000	(7)	(59)	(66)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	12,700	3	309	312	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	16,700	(135)	1,467	1,332	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,400	54	101	155	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	2,120	163	11	174	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027	6,000	0	71	71	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027	5,200	(71)	134	63	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027	2,900	(1)	58	57	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	3,740	54	37	91	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	4,100	3	(437)	(434)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	2,600	75	(99)	(24)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	1,400	(2)	(143)	(145)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	3,510	(344)	(175)	(519)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029	2,000	0	(25)	(25)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029	2,000	0	23	23	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	900	(6)	(19)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	500	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	300	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	1,800	1	27	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030	200	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	700	(3)	(3)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032	950	9	21	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032	1,210	0	38	38	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032	1,300	0	39	39	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032	1,250	0	35	35	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032	1,000	0	25	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032	1,300	0	33	33	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,330	(855)	902	47	0	(15)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	300	(1)	(6)	(7)	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	(8)	(9)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	(5)	(7)	0	(7)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		6,200	338	93	431	0	(3)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,470	127	14	141	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		1,900	128	(678)	(550)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,330	(76)	(83)	(159)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		6,500	861	(784)	77	28	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		1,300	(150)	(24)	(174)	5	0
Pay	1-Year BRL-CDI	6.750	Maturity	01/02/2025	BRL	3,500	34	(85)	(51)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	2,100	45	(115)	(70)	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		600	(7)	(25)	(32)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,200	18	(286)	(268)	2	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		1,900	1	26	27	0	(2)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		100	10	(22)	(12)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	(129)	(148)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	(65)	(68)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		1,200	0	(52)	(52)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	(46)	(46)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		800	0	(32)	(32)	0	(1)
Receive(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	03/20/2029	CNY	31,530	32	(25)	7	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	2,700	(5)	7	2	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		1,400	(3)	4	1	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		4,000	(9)	12	3	0	(1)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		900	(3)	5	2	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		800	(1)	3	2	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		800	(1)	3	2	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		1,400	(3)	5	2	0	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		300	(1)	1	0	0	0
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028		500	(1)	(11)	(12)	2	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		800	(1)	(17)	(18)	3	0
Receive(6)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		700	(1)	(11)	(12)	0	(12)
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		400	(1)	(14)	(15)	5	0
Pay(6)	3-Month KRW-KORIBOR	3.250	Quarterly	03/20/2029	KRW	1,921,450	13	7	20	0	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	250	0	(2)	(2)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		16,600	(48)	(35)	(83)	0	0
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		8,500	(2)	(10)	(12)	2	0
Pay(6)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		8,200	(1)	14	13	2	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		2,400	(21)	(4)	(25)	2	0
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028		1,800	196	(227)	(31)	2	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	74	(136)	(62)	0	(2)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(80)	(85)	0	(1)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		3,800	(29)	440	411	1	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		700	(1)	0	(1)	1	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		17,400	(29)	121	92	14	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		6,700	49	(14)	35	4	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		10,800	(187)	92	(95)	6	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		19,800	(153)	287	134	10	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	300	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	3.536	Annual	09/18/2025		23,100	0	(243)	(243)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		32,500	177	461	638	7	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		12,120	81	153	234	0	(19)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		400	(2)	(25)	(27)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		900	(5)	(58)	(63)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		600	(5)	(36)	(41)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,000	(4)	(49)	(53)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		500	(2)	(24)	(26)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		36,810	415	1,283	1,698	0	(132)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		5,390	(57)	(70)	(127)	41	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,000	(4)	78	74	0	(11)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		400	(2)	(22)	(24)	5	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		300	(1)	(22)	(23)	3	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		39,360	(75)	2,137	2,062	0	(445)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		300	(19)	91	72	4	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		1,140	(62)	10	(52)	0	(17)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	13	55	68	3	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	46	53	2	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		11,900	99	(1,337)	(1,238)	336	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(14)	22	8	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		5,300	(15)	33	18	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(85)	(85)	0	(4)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	61,200	31	(307)	(276)	0	(2)
Pay	CAONREPO Index(6)	3.500	Annual	05/10/2025	CAD	31,500	(61)	(49)	(110)	10	0
Pay	CAONREPO Index(6)	4.600	Annual	08/30/2025		4,700	2	33	35	2	0
Receive	CAONREPO Index(6)	3.500	Semi-Annual	06/01/2032		1,600	9	(53)	(44)	0	(2)
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		3,600	(71)	108	37	4	0
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033		3,400	(16)	(129)	(145)	0	(4)
Receive	CAONREPO Index	3.250	Semi-Annual	06/21/2053		1,400	26	(83)	(57)	1	0

							$1,201	$5,737	$6,938	$582	$(1,010)

Total Swap Agreements							$2,660	$5,505	$8,165	$608	$(1,031)

(n)

Securities with an aggregate market value of $3,060 and cash of $8,042 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024	AUD	3,116		$2,064	$0	$(60)
	03/2024		$1,352	CNH	9,743	23	0
BOA	01/2024	COP	2,902,849		$759	11	0
	01/2024	GBP	670		851	0	(4)
	01/2024	JPY	644,852		4,370	0	(206)
	01/2024	NZD	492		300	0	(11)
	01/2024	PEN	2,718		733	0	(2)
	01/2024		$722	COP	2,902,849	27	0
	01/2024		124	NOK	1,315	6	0
	02/2024		6,920	CNY	48,908	0	(10)
	03/2024	IDR	1,177,150		$75	0	(2)
	03/2024		$2,033	CNH	14,709	43	0
	03/2024		748	COP	2,902,849	0	(10)
	03/2024		256	INR	21,411	0	0
	04/2024		281	KZT	141,755	22	0
	06/2024	KRW	64,801		$50	0	(1)
BPS	01/2024	DKK	22,892		3,377	0	(14)
	01/2024	EUR	1,807		1,972	0	(24)
	01/2024	GBP	1,664		2,111	0	(10)
	01/2024	HUF	43,474		124	0	(1)
	01/2024	JPY	630,401		4,299	0	(175)
	01/2024	KRW	65,689		50	0	(1)
	01/2024		$529	AUD	785	6	0
	01/2024		1,913	EUR	1,757	27	0
	01/2024		383	GBP	299	0	(1)
	01/2024		2	HUF	835	0	0
	01/2024		50	IDR	773,309	0	0
	01/2024		2,503	JPY	368,400	112	0
	01/2024		2,222	ZAR	41,199	27	0
	02/2024	TWD	14,108		$444	0	(22)
	02/2024		$12,287	CNY	87,221	35	0
	03/2024	CNH	23,619		$3,270	0	(64)
	03/2024	IDR	3,276,430		214	1	0
	03/2024	INR	66,080		792	1	0
	03/2024	JPY	522,344		3,548	0	(191)
	03/2024	TWD	7,475		238	0	(9)
	03/2024		$2,137	CNH	15,392	37	(1)
	03/2024		1,121	IDR	17,594,470	22	0
	03/2024		234	INR	19,601	0	0
	03/2024		11	THB	389	0	0
	06/2024	KRW	1,144,328		$876	0	(16)
BRC	01/2024		64,615		50	0	0
	01/2024		$167	EUR	153	2	0
	01/2024		1,485	PLN	6,495	165	0
	01/2024		50	ZAR	924	1	0
	02/2024	JPY	960,000		$6,474	0	(390)
	03/2024	CNH	2,647		372	0	(1)
	03/2024	JPY	1,457,656		10,194	0	(260)
	03/2024		$50	IDR	776,911	1	0
	03/2024		0	THB	16	0	0
	06/2024	KRW	1,124,879		$862	0	(15)
CBK	01/2024	BRL	899		185	0	0
	01/2024	CHF	1,233		1,421	0	(46)
	01/2024	DKK	1,235		181	0	(2)
	01/2024	HUF	16,882		48	0	(1)
	01/2024	IDR	771,427		50	0	0
	01/2024	JPY	264,000		1,870	0	(4)
	01/2024	MXN	1,891		103	0	(8)
	01/2024		$514	AUD	765	7	0
	01/2024		1,588	DKK	10,975	38	0
	01/2024		433	EUR	397	6	0
	01/2024		216	MXN	3,806	7	0
	01/2024		150	PLN	603	3	0
	01/2024	ZAR	914		$48	0	(1)
	02/2024		$6,191	BRL	31,756	336	0
	03/2024	CNH	13,226		$1,864	0	(3)
	03/2024		$599	BRL	2,965	8	0
	03/2024		515	CNH	3,723	11	0
	03/2024		50	IDR	771,625	0	0
	03/2024		542	ILS	1,972	4	0
	04/2024		185	BRL	908	1	0
	04/2024		727	VND	18,011,432	20	0
	06/2024	KRW	921,791		$715	0	(4)
DUB	01/2024		64,985		50	0	0
	01/2024	PLN	49		13	0	0
	01/2024		$37	CNY	261	0	0
	03/2024		1,109	CNH	7,971	16	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	03/2024		678	SGD	898	4	0
	06/2024	KRW	1,216,091		$934	0	(14)
GLM	01/2024	AUD	568		381	0	(6)
	01/2024	CAD	10,507		7,731	0	(199)
	01/2024	CHF	53		60	0	(3)
	01/2024	DKK	30,327		4,474	0	(19)
	01/2024	JPY	37,600		267	0	0
	01/2024	PEN	292		78	0	(1)
	01/2024		$6,220	MXN	109,103	177	0
	01/2024		845	PLN	3,384	15	0
	02/2024	BRL	54		$11	0	(1)
	03/2024	CNH	11,414		1,583	0	(28)
	03/2024		$544	CNH	3,922	10	0
	03/2024		192	IDR	2,949,319	0	(1)
	03/2024		200	TWD	6,195	5	0
JPM	01/2024	HUF	99,003		$282	0	(3)
	01/2024		$50	IDR	769,350	0	0
	01/2024		50	KRW	64,807	0	0
	01/2024		154	ZAR	2,942	7	0
	02/2024	CNY	35,485		$4,940	0	(73)
	02/2024		$259	BRL	1,271	2	0
	02/2024		12,438	INR	1,039,083	20	0
	03/2024	IDR	3,591,454		$232	0	(2)
	03/2024	TWD	14,452		465	0	(14)
	03/2024		$465	CNH	3,296	1	0
	03/2024		144	IDR	2,235,787	1	0
	03/2024		70	INR	5,875	0	0
	03/2024		550	TWD	17,065	14	0
	06/2024	KRW	1,150,553		$888	0	(9)
	10/2024	JPY	140,000		1,132	100	0
MBC	01/2024	AUD	2,378		1,576	0	(45)
	01/2024	CAD	3,134		2,316	0	(50)
	01/2024	HUF	18,312		51	0	(1)
	01/2024	JPY	278,200		1,952	0	(22)
	01/2024		$721	DKK	4,980	17	0
	01/2024		532	EUR	488	7	0
	01/2024		366	GBP	289	3	0
	01/2024		261	HUF	95,694	14	0
	02/2024	JPY	870,000		$5,881	0	(327)
	03/2024		200,000		1,416	0	(19)
	03/2024	TWD	627		20	0	(1)
	03/2024		$143	CNH	1,038	3	0
	03/2024		613	PHP	34,284	7	0
	10/2024	JPY	860,000		$6,897	555	0
MYI	01/2024	CAD	294		223	1	0
	01/2024	EUR	46,483		51,090	0	(236)
	01/2024	HUF	1,407		4	0	0
	01/2024	JPY	244,957		1,662	0	(77)
	01/2024		$2,490	CNY	17,889	35	0
	01/2024		10	MYR	47	0	0
	02/2024		9,596	CNY	68,319	56	0
	03/2024		1,377	CNH	9,916	22	0
	03/2024		2,285	IDR	35,248,145	5	(1)
	06/2024	KRW	675,347		$519	0	(7)
NGF	03/2024	TWD	7,513		239	0	(10)
RBC	04/2024		$9	MXN	159	0	0
RYL	01/2024	AUD	568		$382	0	(5)
SCX	01/2024	MYR	341		73	0	(1)
	01/2024		$2,565	CNY	18,428	37	0
	02/2024	CNY	18,351		$2,557	0	(35)
	02/2024		$17	CNY	121	0	0
	03/2024	IDR	788,880		$50	0	(1)
	03/2024	TWD	26,710		865	0	(20)
	03/2024		$1,165	CNH	8,436	25	0
	03/2024		794	HKD	6,193	0	0
	03/2024		174	IDR	2,701,490	2	(1)
	03/2024		153	INR	12,790	0	0
	03/2024		1,092	THB	37,730	21	0
	03/2024		661	TWD	20,564	20	0
	06/2024	KRW	580,096		$447	0	(5)
SOG	01/2024		$182	BRL	899	3	0
	02/2024		558	RON	2,557	10	0
	03/2024	TWD	6,691		$212	0	(9)
TOR	02/2024	JPY	1,090,000		7,366	0	(402)
	03/2024	IDR	780,507		49	0	(2)
	03/2024		$565	CNH	4,080	11	0
UAG	01/2024	AUD	1,182		$784	0	(21)
	01/2024	GBP	8,777		11,108	0	(81)
	01/2024	MXN	886		50	0	(2)
	01/2024		$686	NOK	7,317	34	0
	01/2024		355	ZAR	6,776	15	0
	03/2024		594	CZK	13,234	0	(4)

Total Forward Foreign Currency Contracts						$2,285	$(3,328)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	5,600	$11	$4
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	1,200	34	129
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	7,500	10	0
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	4,300	12	3
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	8,200	12	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	8,000	13	0
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	9,400	12	0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	8,800	12	0
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	22,300	55	16

$171	$152

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	600	$45	$246

Total Purchased Options	$216	$398

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus TWD	TWD	31.000	03/04/2024	374	$(5)	$(11)
JPM	Put - OTC USD versus TWD	31.000	03/01/2024	1,101	(15)	(31)

$(20)	$(42)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310%	01/11/2024	10,200	$(33)	$(237)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	5,600	(6)	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	200	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	200	(1)	0
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(45)	(228)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	200	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	500	(2)	(2)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	4,300	(6)	(1)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	400	(3)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	400	(3)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	100	0	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	100	0	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	900	(7)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	900	(7)	(14)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	400	(3)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	400	(3)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	250	(1)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	300	(2)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	300	(2)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	300	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	300	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	200	(1)	(1)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	2,800	(20)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	250	(1)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	250	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	100	0	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	100	0	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	500	(4)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	500	(4)	(8)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	500	(4)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	500	(4)	(7)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	22,300	(28)	(5)

$(206)	$(549)

Total Written Options	$(226)	$(591)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2028	0.268%	$700	$(20)	$(4)	$0	$(24)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2028	0.268	700	(20)	(3)	0	(23)

$(40)	$(7)	$0	$(47)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.229%	$400	$(10)	$14	$4	$0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	100	(9)	8	0	(1)
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.229	200	(5)	7	2	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.229	400	(10)	15	5	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	300	(11)	11	0	0

$(45)	$55	$11	$(1)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	2,700	$2,034	$13	$(5)	$8	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	2,800	1,932	1	8	9	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	2,700	1,863	(10)	9	0	(1)

$4	$12	$17	$(1)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	3,540	$19	$(16)	$3	$0
GST	Receive	3-Month MYR-KLIBOR	3.600	Quarterly	09/20/2028	3,140	(1)	0	0	(1)
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/20/2028	25,790	98	(81)	17	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	8,030	51	(38)	13	0
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0

$167	$(135)	$33	$(1)

Total Swap Agreements	$86	$(75)	$61	$(50)

(p)

Securities with an aggregate market value of $2,000 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$27	$0	$27
Australia
Non-Agency Mortgage-Backed Securities	0	23	0	23
Sovereign Issues	0	4,850	0	4,850
Brazil
Corporate Bonds & Notes	0	22	0	22
Canada
Corporate Bonds & Notes	0	1,257	0	1,257
Sovereign Issues	0	4,201	0	4,201
Cayman Islands
Asset-Backed Securities	0	16,618	0	16,618
Corporate Bonds & Notes	0	913	0	913
Sovereign Issues	0	312	0	312
Chile
Corporate Bonds & Notes	0	1,071	0	1,071
Sovereign Issues	0	707	0	707
China
Sovereign Issues	0	180	0	180
Colombia
Sovereign Issues	0	1,352	0	1,352
Czech Republic
Sovereign Issues	0	250	0	250
Denmark
Corporate Bonds & Notes	0	5,867	0	5,867
Dominican Republic
Sovereign Issues	0	936	0	936
France
Corporate Bonds & Notes	0	3,459	0	3,459
Sovereign Issues	0	3,430	0	3,430
Germany
Corporate Bonds & Notes	0	3,353	0	3,353
Guatemala
Sovereign Issues	0	194	0	194
Hungary
Sovereign Issues	0	4,009	0	4,009
Indonesia
Corporate Bonds & Notes	0	768	0	768
Sovereign Issues	0	1,365	0	1,365
Ireland
Asset-Backed Securities	0	5,423	0	5,423
Corporate Bonds & Notes	0	552	0	552
Israel
Sovereign Issues	0	1,313	0	1,313
Italy
Corporate Bonds & Notes	0	1,839	0	1,839
Sovereign Issues	0	21,487	0	21,487
Ivory Coast
Sovereign Issues	0	1,590	0	1,590
Japan
Corporate Bonds & Notes	0	1,003	0	1,003
Sovereign Issues	0	18,074	0	18,074
Kazakhstan
Corporate Bonds & Notes	0	1,115	0	1,115
Luxembourg
Common Stocks	0	0	1,259	1,259
Corporate Bonds & Notes	0	2,153	0	2,153
Malaysia
Corporate Bonds & Notes	0	355	0	355
Sovereign Issues	0	745	0	745
Mexico
Sovereign Issues	0	180	0	180
Multinational
Corporate Bonds & Notes	0	295	0	295
Netherlands
Corporate Bonds & Notes	0	1,960	0	1,960
Non-Agency Mortgage-Backed Securities	0	121	0	121
New Zealand
Sovereign Issues	0	261	0	261
Norway
Sovereign Issues	0	254	0	254
Peru
Corporate Bonds & Notes	0	315	818	1,133
Philippines
Sovereign Issues	0	344	0	344
Poland
Sovereign Issues	0	2,707	0	2,707
Qatar
Corporate Bonds & Notes	0	171	0	171
Romania
Sovereign Issues	0	3,382	0	3,382
Russia
Sovereign Issues	0	142	0	142
Saudi Arabia
Corporate Bonds & Notes	0	853	0	853

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Sovereign Issues	0	2,096	0	2,096
Serbia
Sovereign Issues	0	2,301	0	2,301
Singapore
Sovereign Issues	0	626	0	626
South Africa
Sovereign Issues	0	160	0	160
South Korea
Sovereign Issues	0	7,745	0	7,745
Spain
Corporate Bonds & Notes	0	596	0	596
Sovereign Issues	0	1,740	0	1,740
Supranational
Corporate Bonds & Notes	0	2,000	0	2,000
Switzerland
Corporate Bonds & Notes	0	3,639	0	3,639
Thailand
Sovereign Issues	0	690	0	690
United Arab Emirates
Corporate Bonds & Notes	0	212	0	212
United Kingdom
Corporate Bonds & Notes	0	6,066	0	6,066
Non-Agency Mortgage-Backed Securities	0	6,451	0	6,451
Sovereign Issues	0	7,218	0	7,218
United States
Asset-Backed Securities	0	8,128	12	8,140
Corporate Bonds & Notes	0	11,388	0	11,388
Loan Participations and Assignments	0	205	0	205
Municipal Bonds & Notes	0	286	0	286
Non-Agency Mortgage-Backed Securities	0	23,456	411	23,867
U.S. Government Agencies	0	130,708	0	130,708
U.S. Government Agencies	0	0	0	0
U.S. Treasury Obligations	0	39,366	0	39,366
Short-Term Instruments
Repurchase Agreements	0	823	0	823
Short-Term Notes	0	5	0	5
Hungary Treasury Bills	0	3,733	0	3,733
Japan Treasury Bills	0	39,584	0	39,584
U.S. Treasury Bills	0	262	0	262

	$0	$421,282	$2,500	$423,782
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,769	$0	$0	$9,769

Total Investments	$9,769	$421,282	$2,500	$433,551

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(40,947)	$0	$(40,947)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	478	633	0	1,111
Over the counter	0	2,744	0	2,744

	$478	$3,377	$0	$3,855
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(107)	(1,077)	0	(1,184)
Over the counter	0	(3,969)	0	(3,969)

	$(107)	$(5,046)	$0	$(5,153)

Total Financial Derivative Instruments	$371	$(1,669)	$0	$(1,298)

Totals	$10,140	$378,666	$2,500	$391,306

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$184	$71
3.625% due 07/09/2035 þ		122	40

Total Argentina (Cost $153)			111

AUSTRALIA 2.2%
CORPORATE BONDS & NOTES 0.9%
Australia & New Zealand Banking Group Ltd. 4.675% due 06/15/2026		$3,600	3,605
Commonwealth Bank of Australia 5.071% due 09/14/2028		2,600	2,660
National Australia Bank Ltd. 5.134% due 11/28/2028		2,600	2,669

			8,934

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust 6.390% due 09/05/2057 ~		77	77

SOVEREIGN ISSUES 1.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	16,700	10,474
1.000% due 11/21/2031		1,500	824
1.250% due 05/21/2032		200	111
1.750% due 06/21/2051		250	101
2.500% due 05/21/2030		2,300	1,457
4.500% due 04/21/2033		600	426

			13,393

Total Australia (Cost $24,372)			22,404

BRAZIL 0.3%
SOVEREIGN ISSUES 0.3%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (d)	BRL	1,400	288
0.000% due 07/01/2024 (d)		14,200	2,782

Total Brazil (Cost $3,035)			3,070

CANADA 2.9%
CORPORATE BONDS & NOTES 1.7%
Canadian Imperial Bank of Commerce 4.724% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD	3,200	2,156
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	1,056
Royal Bank of Canada
4.851% due 12/14/2026		$2,400	2,419
5.088% due 06/30/2026	AUD	3,500	2,385
Toronto-Dominion Bank
4.701% due 06/05/2026		$4,800	4,803
5.320% due 09/15/2028	AUD	6,300	4,298

			17,117

SOVEREIGN ISSUES 1.2%
Canada Government Bond 2.750% due 12/01/2033	CAD	14,500	11,086

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Canada Government Real Return Bond 1.500% due 12/01/2044 (f)	549	410

		11,496

Total Canada (Cost $27,636)		28,613

CAYMAN ISLANDS 5.9%
ASSET-BACKED SECURITIES 5.5%
522 Funding CLO Ltd.
6.717% due 10/20/2031 •	$2,100	2,095
6.757% due 04/20/2030	2,061	2,059
AIMCO CLO 6.755% due 01/15/2032	1,000	1,000
Apidos CLO
6.557% due 07/18/2029 •	1,777	1,775
6.594% due 07/17/2030 •	1,881	1,878
Arbor Realty Commercial Real Estate Notes Ltd. 6.788% due 01/15/2037 •	2,300	2,265
Ares CLO Ltd. 6.707% due 04/18/2031 ~	2,200	2,199
Bain Capital Credit CLO Ltd. 6.647% due 07/20/2030 •	1,576	1,574
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •	1,244	1,243
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •	1,910	1,911
CIFC Funding Ltd. 6.610% due 10/24/2030 •	1,772	1,771
Dryden CLO Ltd. 6.721% due 05/15/2032 •	2,300	2,295
Elevation CLO Ltd. 6.590% due 10/25/2030 •	1,593	1,590
Gallatin CLO Ltd. 6.745% due 07/15/2031 •	1,491	1,489
GPMT Ltd.
6.723% due 07/16/2035 •	1,147	1,132
6.821% due 12/15/2036 •	2,400	2,310
Halseypoint CLO Ltd. 7.102% due 11/30/2032 •	2,200	2,201
KKR CLO Ltd. 6.597% due 07/18/2030 •	702	702
LCM LP 6.528% due 07/19/2027 •	469	470
Marathon CLO Ltd. 6.943% due 11/15/2031	1,800	1,800
MF1 Ltd. 6.553% due 10/16/2036 •	2,181	2,148
MF1 Multifamily Housing Mortgage Loan Trust 6.326% due 07/15/2036 •	205	204
MidOcean Credit CLO 6.682% due 01/29/2030 •	595	595
Newark BSL CLO Ltd. 6.610% due 07/25/2030 •	668	667
OZLM Ltd. 6.777% due 10/20/2031 •	2,100	2,101
Silver Rock CLO Ltd. 7.138% due 10/20/2033	2,900	2,893
Sound Point CLO Ltd.
6.620% due 07/25/2030 ~	1,261	1,260
6.657% due 10/20/2030 •	1,802	1,799
6.797% due 01/21/2031 ~	945	944
Steele Creek CLO Ltd. 6.905% due 10/15/2030	1,542	1,541
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~	2,200	2,155
Venture CLO Ltd.
6.535% due 04/15/2027 •	112	112
6.631% due 09/07/2030 •	1,842	1,838
6.777% due 01/20/2029 ~	977	977
Vibrant CLO Ltd.
6.582% due 06/20/2029 ~	240	240
6.717% due 09/15/2030 •	1,235	1,232

		54,465

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	1,726	1,531
Sands China Ltd.
5.375% due 08/08/2025	400	394

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

5.650% due 08/08/2028		800	794

			2,719

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		500	520

Total Cayman Islands (Cost $58,111)			57,704

DENMARK 6.4%
CORPORATE BONDS & NOTES 6.4%
Danske Bank AS 6.259% due 09/22/2026		$1,800	1,832
DLR Kredit AS 1.000% due 10/01/2024	DKK	9,600	1,398
Jyske Realkredit AS
1.000% due 01/01/2024		63,400	9,389
1.000% due 04/01/2024		12,900	1,899
1.000% due 10/01/2024		50,000	7,276
1.000% due 10/01/2050		37,520	4,174
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		56,000	8,240
1.000% due 10/01/2024		53,800	7,831
1.000% due 10/01/2050		36,212	4,009
1.500% due 10/01/2053		1,516	183
Nykredit Realkredit AS
1.000% due 04/01/2024		24,900	3,665
1.000% due 10/01/2050		67,501	7,826
1.000% due 10/01/2053		3,560	409
1.500% due 10/01/2053		8,790	1,059
Realkredit Danmark AS
1.000% due 04/01/2024		11,800	1,736
1.000% due 10/01/2050		22,972	2,663
1.500% due 10/01/2053		1,609	194

Total Denmark (Cost $68,640)			63,783

FRANCE 2.3%
CORPORATE BONDS & NOTES 0.7%
BPCE SA 6.612% due 10/19/2027		$2,200	2,266
Credit Agricole SA 6.316% due 10/03/2029		1,800	1,887
Societe Generale SA
2.226% due 01/21/2026 •		1,700	1,634
2.797% due 01/19/2028 •		1,200	1,106

			6,893

SOVEREIGN ISSUES 1.6%
France Government International Bond
0.750% due 05/25/2052	EUR	6,050	3,831
1.500% due 05/25/2050		4,500	3,610
2.000% due 05/25/2048		6,800	6,212
3.250% due 05/25/2045		2,100	2,420

			16,073

Total France (Cost $30,747)			22,966

GERMANY 1.1%
CORPORATE BONDS & NOTES 1.1%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,284
2.129% due 11/24/2026 •(g)		$400	375
2.625% due 02/12/2026	EUR	1,600	1,735
3.547% due 09/18/2031 •		$1,400	1,229
3.700% due 05/30/2024		1,100	1,089
3.729% due 01/14/2032 •(g)		1,000	839
3.961% due 11/26/2025 •		1,700	1,673
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,100	1,073
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	1,400	884

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Total Germany (Cost $12,405)			11,181

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond 6.250% due 09/22/2032		$1,100	1,176

Total Hungary (Cost $1,096)			1,176

IRELAND 1.9%
ASSET-BACKED SECURITIES 1.6%
Accunia European CLO DAC 4.915% due 07/15/2030 •	EUR	487	537
Cairn CLO DAC 4.618% due 01/31/2030 •		1,182	1,294
CVC Cordatus Loan Fund DAC 4.615% due 10/15/2031 •		698	761
Dryden Euro CLO DAC 4.625% due 04/15/2033 •		796	866
Man GLG Euro CLO DAC 4.835% due 01/15/2030 •		367	405
Marlay Park CLO DAC 4.705% due 10/15/2030 •		1,630	1,787
Sculptor European CLO DAC 5.015% due 10/15/2034 •		4,700	5,102
Trinitas Euro CLO DAC 4.923% due 10/20/2032 •		4,500	4,914

			15,666

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
1.750% due 10/29/2024		$500	483
3.000% due 10/29/2028		550	502

			985

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 4.726% due 01/24/2061 •	EUR	1,592	1,751

Total Ireland (Cost $18,706)			18,402

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
2.000% due 03/31/2027	ILS	2,700	709
4.500% due 01/17/2033		$600	571

Total Israel (Cost $1,420)			1,280

ITALY 0.4%
CORPORATE BONDS & NOTES 0.2%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,237
2.625% due 04/28/2025		800	862

			2,099

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$1,400	1,399
Italy Government International Bond 6.000% due 08/04/2028	GBP	600	804

			2,203

Total Italy (Cost $4,670)			4,302

JAPAN 5.9%
CORPORATE BONDS & NOTES 0.3%
Nomura Holdings, Inc. 2.329% due 01/22/2027		$600	550

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		2,600	2,663

			3,213

SOVEREIGN ISSUES 5.6%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		2,200	2,151
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		4,300	4,009
Japan Government International Bond
0.005% due 03/01/2024	JPY	780,000	5,533
0.005% due 04/01/2024		870,000	6,173
0.005% due 05/01/2024		390,000	2,767
0.005% due 10/01/2024		1,680,000	11,921
0.100% due 03/10/2028 (f)		1,154,442	8,605
0.500% due 03/20/2049		977,000	5,377
0.700% due 12/20/2048		247,000	1,437
0.700% due 06/20/2051		30,000	169
1.300% due 06/20/2052		50,000	327
1.500% due 09/20/2043		870,000	6,285
Tokyo Metropolitan Government 0.750% due 07/16/2025		$1,200	1,126

			55,880

Total Japan (Cost $67,308)			59,093

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Goldentree Loan Management U.S. CLO Ltd. 7.027% due 01/20/2034		$1,100	1,100
Saranac CLO Ltd. 6.781% due 08/13/2031 •		2,094	2,094

Total Jersey, Channel Islands (Cost $3,194)			3,194

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.550% due 04/21/2050		$300	276
4.800% due 04/21/2060		300	285

Total Malaysia (Cost $600)			561

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$500	435

Total Mexico (Cost $465)			435

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 5.946% (US0003M + 0.300%) due 09/22/2037 ~		$720	612

Total Multinational (Cost $558)			612

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
ABN AMRO Bank NV 6.575% due 10/13/2026		$2,600	2,644
Cooperatieve Rabobank UA 5.500% due 10/05/2026		2,600	2,661

Total Netherlands (Cost $5,193)			5,305

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,398

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Total Norway (Cost $1,601)			1,398

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
3.875% due 02/14/2033 (i)	EUR	1,300	1,496
4.250% due 02/14/2043		400	466
4.875% due 10/04/2033		$300	305
5.500% due 04/04/2053		200	209

Total Poland (Cost $2,317)			2,476

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QatarEnergy 2.250% due 07/12/2031		$300	256

Total Qatar (Cost $297)			256

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
1.750% due 07/13/2030	EUR	800	716
2.000% due 04/14/2033		800	663
2.125% due 03/07/2028		600	602
2.750% due 04/14/2041		400	298
2.875% due 04/13/2042		1,000	750
6.625% due 09/27/2029		2,600	3,074

Total Romania (Cost $6,829)			6,103

SAUDI ARABIA 0.5%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$200	172

SOVEREIGN ISSUES 0.5%
Saudi Government International Bond
3.250% due 10/22/2030		200	186
4.750% due 01/18/2028		2,400	2,428
4.875% due 07/18/2033		2,700	2,761

			5,375

Total Saudi Arabia (Cost $5,426)			5,547

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	654
2.050% due 09/23/2036		600	462

Total Serbia (Cost $1,500)			1,116

SOUTH KOREA 2.1%
SOVEREIGN ISSUES 2.1%
Korea Development Bank 5.375% due 10/23/2026		$2,500	2,542
Korea Government International Bond
2.000% due 06/10/2031	KRW	11,205,620	8,025
2.375% due 12/10/2028		1,978,170	1,482
2.625% due 06/10/2028		2,123,850	1,614
3.250% due 03/10/2028		2,112,580	1,646
3.250% due 06/10/2033		2,660,100	2,076
4.250% due 12/10/2032		1,563,670	1,312
Korea Housing Finance Corp. 5.375% due 11/15/2026		$2,700	2,752

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Total South Korea (Cost $20,825)			21,449

SPAIN 0.8%
CORPORATE BONDS & NOTES 0.4%
Banco Santander SA 1.849% due 03/25/2026		$200	185
CaixaBank SA 6.208% due 01/18/2029 •		3,500	3,573

			3,758

SOVEREIGN ISSUES 0.4%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	300	340
Spain Government International Bond 3.450% due 07/30/2066		3,600	3,727

			4,067

Total Spain (Cost $10,335)			7,825

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,166

Total Supranational (Cost $1,326)			1,166

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG 5.779% (SOFRINDX + 0.390%) due 02/02/2024 ~		$1,300	1,300
UBS Group AG
3.091% due 05/14/2032 •		1,100	937
6.246% due 09/22/2029		2,600	2,714
6.373% due 07/15/2026 •		1,200	1,214
6.537% due 08/12/2033 •		3,350	3,577
7.750% due 03/01/2029 •	EUR	1,000	1,274

Total Switzerland (Cost $10,304)			11,016

UNITED KINGDOM 4.9%
CORPORATE BONDS & NOTES 3.1%
Barclays PLC
4.375% due 01/12/2026		$300	296
6.224% due 05/09/2034		1,300	1,349
Haleon U.K. Capital PLC 3.125% due 03/24/2025		800	782
HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,776
4.041% due 03/13/2028 •		900	868
4.292% due 09/12/2026 •		2,200	2,156
7.008% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,221
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	1,200	1,499
Nationwide Building Society
5.264% due 11/10/2026		$3,200	3,262
6.557% due 10/18/2027		2,800	2,900
NatWest Group PLC 5.076% due 01/27/2030 •		1,700	1,675
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		2,300	2,382
Standard Chartered PLC
1.822% due 11/23/2025 •		1,800	1,734
2.608% due 01/12/2028 •		900	824
2.678% due 06/29/2032 •		2,100	1,709
6.750% due 02/08/2028		4,900	5,051

			30,484

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Eurohome U.K. Mortgages PLC 5.490% due 06/15/2044 •	GBP	426	535
Eurosail PLC 6.289% due 06/13/2045 •		349	444
Newgate Funding PLC
6.340% due 12/15/2050 •		285	350
6.590% due 12/15/2050 ~		142	169

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Resloc U.K. PLC 5.499% due 12/15/2043 •	841	1,037
Ripon Mortgages PLC 5.920% due 08/28/2056 •	4,719	5,997
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •	2,761	3,518
Towd Point Mortgage Funding
6.365% due 10/20/2051 •	827	1,055
6.571% due 07/20/2045 ~	2,289	2,926

		16,031

SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 1.250% due 07/31/2051	3,300	2,242

Total United Kingdom (Cost $50,911)		48,757

UNITED STATES 66.9%
ASSET-BACKED SECURITIES 5.3%
ACE Securities Corp. Home Equity Loan Trust 6.370% due 08/25/2035 •	$1,331	1,290
Amortizing Residential Collateral Trust 6.170% due 10/25/2031 •	2	2
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.410% due 06/25/2029 •	7	6
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.230% due 02/25/2036 •	857	665
Citigroup Mortgage Loan Trust
5.650% due 01/25/2037 ~	1,681	1,167
5.790% due 12/25/2036 •	390	218
5.990% due 03/25/2036 •	801	721
Citigroup Mortgage Loan Trust, Inc. 6.460% due 07/25/2035 •	2,400	2,243
Countrywide Asset-Backed Certificates Trust
5.610% due 06/25/2037 •	424	391
5.610% due 06/25/2047 •	442	398
5.730% due 12/25/2036 •	568	516
5.870% due 06/25/2037 •	1,342	1,349
5.970% due 02/25/2036 •	313	305
6.210% due 08/25/2047 •	241	230
Credit Suisse First Boston Mortgage Securities Corp. 5.077% due 01/25/2032 •	1	1
First Franklin Mortgage Loan Trust
5.585% due 07/25/2036 •	816	778
6.415% due 03/25/2035 •	652	641
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •	2,200	2,146
GSAMP Trust
3.689% due 11/25/2034 •	245	230
5.950% due 09/25/2036 •	3,269	1,165
5.970% due 05/25/2046 •	1,897	1,774
5.990% due 02/25/2046 •	51	47
LCCM Trust 6.926% due 11/15/2038 ~	2,300	2,285
MASTR Asset-Backed Securities Trust
5.950% due 06/25/2036 •	2,996	1,095
6.220% due 10/25/2035 •	747	699
MASTR Specialized Loan Trust 6.210% due 01/25/2037 •	888	363
Merrill Lynch Mortgage Investors Trust
6.130% due 07/25/2036 •	3,513	3,270
6.190% due 05/25/2036 •	10	10
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 01/25/2037 •	1,679	746
5.610% due 05/25/2037 •	1,319	965
5.720% due 07/25/2036 •	147	129
5.950% due 06/25/2036 •	1,311	690
6.400% due 02/25/2035 ~	2,866	2,558
6.430% due 09/25/2034 •	1,138	1,126
Morgan Stanley Home Equity Loan Trust 5.700% due 04/25/2037 •	1,208	629
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ	1,633	362
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.905% due 03/25/2036 •	607	600
NovaStar Mortgage Funding Trust
5.600% due 03/25/2037 ~	1,012	631
6.010% due 05/25/2036 •	2,800	2,640
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	545	183
5.731% due 11/25/2036 þ	1,934	693
Residential Asset Securities Corp. Trust 5.720% due 11/25/2036 •	4,345	3,806

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Saxon Asset Securities Trust 5.780% due 09/25/2037 •		882	832
SMB Private Education Loan Trust
1.290% due 07/15/2053		685	618
6.576% due 07/15/2053 •		190	189
6.788% due 02/16/2055 •		1,370	1,368
Soundview Home Loan Trust
5.970% due 11/25/2036 ~		1,722	1,621
6.030% due 05/25/2036 •		474	455
6.420% due 10/25/2037 ~		1,237	906
Specialty Underwriting & Residential Finance Trust 5.770% due 06/25/2037 ~		333	192
Structured Asset Investment Loan Trust
5.643% due 07/25/2036 •		947	566
6.150% due 01/25/2033 •		545	533
6.370% due 09/25/2034 •		48	45
Structured Asset Securities Corp. 4.819% due 02/25/2035 •		2,528	2,536
Terwin Mortgage Trust 6.410% due 11/25/2033 •		25	21
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035		500	510
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		2,400	2,370

			52,525

CORPORATE BONDS & NOTES 3.6%
Bayer U.S. Finance LLC 4.250% due 12/15/2025		400	390
British Airways Pass-Through Trust 3.350% due 12/15/2030		1,663	1,507
Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	1,795
5.125% due 07/01/2049		400	325
6.384% due 10/23/2035		500	508
Citibank NA 5.864% due 09/29/2025		2,000	2,034
Citigroup, Inc. 3.290% due 03/17/2026 •(g)		1,300	1,266
Credit Suisse AG AT1 Claim		1,700	204
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	160
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		1,100	1,059
2.748% due 06/14/2024	GBP	500	629
3.375% due 11/13/2025		$1,000	957
3.815% due 11/02/2027		400	374
4.687% due 06/09/2025		600	590
5.125% due 06/16/2025		600	593
GA Global Funding Trust 2.250% due 01/06/2027		600	545
GLP Capital LP 5.300% due 01/15/2029		700	696
Goldman Sachs Group, Inc. 6.079% (SOFRRATE + 0.700%) due 01/24/2025 ~		3,200	3,199
JPMorgan Chase & Co. 4.080% due 04/26/2026 •		2,500	2,461
JPMorgan Chase Bank NA
5.110% due 12/08/2026		2,700	2,725
6.417% due 12/08/2026		1,100	1,104
Morgan Stanley 5.164% due 04/20/2029		2,300	2,315
Morgan Stanley Bank NA 5.882% due 10/30/2026		4,300	4,423
Organon & Co. 2.875% due 04/30/2028	EUR	500	508
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	90
3.500% due 06/15/2025		300	291
4.000% due 12/01/2046		100	74
4.250% due 03/15/2046		100	77
4.300% due 03/15/2045		100	79
4.550% due 07/01/2030		500	477
Principal Life Global Funding 1.375% due 01/10/2025		500	480
Southern California Edison Co. 6.266% (SOFRINDX + 0.830%) due 04/01/2024 ~		400	400
Wells Fargo Bank NA 5.254% due 12/11/2026		3,200	3,240

			35,575

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 7.720% due 03/15/2027		665	461

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Charter Communications Operating LLC 7.133% due 02/01/2027	1,205	1,206

		1,667

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025	900	858
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	379	432

		1,290

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
American Home Mortgage Assets Trust 5.660% due 05/25/2046 •	83	68
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	945	671
Banc of America Mortgage Trust 4.578% due 06/25/2035 ~	27	24
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,826	1,566
BCAP LLC Trust 4.705% due 01/26/2047 ~	8	8
Bear Stearns Adjustable Rate Mortgage Trust
3.877% due 05/25/2047 ~	55	49
3.974% due 09/25/2034 ~	22	20
4.091% due 05/25/2034 «~	3	2
4.393% due 08/25/2033 «~	2	2
5.224% due 11/25/2034 «~	1	1
5.561% due 05/25/2034 «~	4	3
5.611% due 10/25/2033 «~	1	1
Bear Stearns ALT-A Trust
4.235% due 08/25/2036 ~	86	43
4.488% due 05/25/2035 ~	4	4
4.600% due 11/25/2035 ~	124	95
5.790% due 02/25/2034 •	17	16
Bear Stearns Structured Products, Inc. Trust 4.805% due 01/26/2036 ~	26	20
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063	1,084	958
3.250% due 09/25/2063	1,087	957
Chase Mortgage Finance Trust 4.523% due 07/25/2037 ~	37	30
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.620% due 01/25/2036 •	519	461
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	1,435	1,182
4.523% due 09/25/2037 ~	60	53
5.252% due 08/25/2035 ~	365	336
5.737% due 08/25/2036 •	5,121	2,146
Countrywide Alternative Loan Trust
4.174% due 02/25/2037 ~	16	14
4.727% due 11/25/2035 ~	68	60
5.250% due 06/25/2035	7	5
5.682% due 07/20/2046 ~	79	63
5.820% due 05/25/2037 •	78	27
5.890% due 07/25/2046 •	755	614
6.030% due 02/25/2037 •	118	95
6.130% due 09/25/2035 •	329	247
6.250% due 12/25/2036	2,213	972
6.250% due 08/25/2037	17	8
6.262% due 11/25/2047 ~	343	279
6.500% due 06/25/2036	38	18
6.512% due 11/25/2035 •	16	14
7.052% due 11/25/2035 •	5	5
Countrywide Home Loan Mortgage Pass-Through Trust
5.870% due 04/25/2046 •	143	133
6.000% due 07/25/2036	726	380
6.010% due 04/25/2046 •	3,245	941
6.230% due 09/25/2034 «•	7	7
Countrywide Home Loan Reperforming REMIC Trust 5.810% due 06/25/2035 ~	32	30
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.079% due 04/25/2037 ~þ	130	36
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	320	264
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.610% due 07/25/2047 ~	265	243
Extended Stay America Trust 6.556% due 07/15/2038 ~	1,960	1,944
GreenPoint Mortgage Funding Trust 6.010% due 11/25/2045 •	3	3
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	414	341
2.500% due 08/25/2052 ~	1,968	1,620

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

3.000% due 09/25/2052 ~	3,968	3,398
GSC Capital Corp. Mortgage Trust 5.830% due 05/25/2036 •	873	817
GSMPS Mortgage Loan Trust 5.820% due 01/25/2036 ~	1,494	1,204
GSR Mortgage Loan Trust
4.240% due 06/25/2034 ~	5	5
6.166% due 01/25/2035 ~	6	5
6.780% due 03/25/2033 «•	1	1
HarborView Mortgage Loan Trust
5.862% due 12/19/2036 •	46	39
6.152% due 06/20/2035 •	11	10
Impac CMB Trust
6.190% due 10/25/2034 «•	118	108
IndyMac INDX Mortgage Loan Trust 3.767% due 09/25/2035 ~	34	28
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,613	3,098
3.000% due 03/25/2052 ~	3,499	3,001
3.000% due 04/25/2052 ~	3,498	3,004
3.000% due 05/25/2052 ~	4,674	4,008
4.735% due 11/25/2033 «~	2	2
5.330% due 10/25/2035 «~	5	5
6.000% due 06/25/2037	1,414	581
Lehman XS Trust 5.880% due 08/25/2046 •	1,151	1,038
Luminent Mortgage Trust 5.850% due 05/25/2046 ~	1,092	900
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	1,769
MASTR Alternative Loan Trust
5.870% due 03/25/2036 ~	44	5
6.000% due 02/25/2036	507	242
Merrill Lynch Mortgage Investors Trust
4.015% due 02/25/2036 «~	3	2
4.903% due 02/25/2036 ~	43	42
4.970% due 05/25/2033 «~	5	5
5.307% due 02/25/2033 ~	3	2
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ	149	54
Natixis Commercial Mortgage Securities Trust 7.185% due 03/15/2035 •	1,916	1,901
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,345	1,271
2.750% due 11/25/2059 ~	1,064	1,000
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •	2,300	2,128
OBX Trust
3.000% due 01/25/2052 ~	523	449
6.120% due 06/25/2057 ~	280	268
6.465% due 10/25/2063 þ	2,083	2,110
7.159% due 10/25/2063 þ	2,434	2,498
PMT Loan Trust 2.500% due 07/25/2051 ~	1,838	1,514
Residential Accredit Loans, Inc. Trust
5.791% due 10/25/2037 ~	275	233
5.830% due 06/25/2046 •	272	65
6.250% due 02/25/2037	1,208	936
6.512% due 08/25/2035 •	110	90
Residential Asset Securitization Trust
5.750% due 02/25/2036	742	563
5.870% due 01/25/2046 •	46	13
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032 «	1	1
Sequoia Mortgage Trust
5.872% due 07/20/2036 •	60	52
6.172% due 07/20/2033 ~	13	12
Structured Adjustable Rate Mortgage Loan Trust
4.672% due 08/25/2035 ~	54	47
5.159% due 09/25/2035 ~	46	41
6.478% due 02/25/2034 ~	2	2
6.624% due 04/25/2034 «~	1	1
Structured Asset Mortgage Investments Trust
5.590% due 08/25/2036 •	668	571
5.890% due 05/25/2036 •	26	17
5.910% due 05/25/2036 •	76	60
5.910% due 09/25/2047 •	119	103
6.050% due 07/19/2034 «•	2	2
Structured Asset Securities Corp. 5.750% due 01/25/2036 •	1,083	893
Structured Asset Securities Corp. Mortgage Loan Trust 5.760% due 10/25/2036 •	575	463
TBW Mortgage-Backed Trust 6.130% due 01/25/2037 þ	151	39
Thornburg Mortgage Securities Trust
6.720% due 06/25/2037 •	49	45

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

6.765% due 06/25/2037 •	100	84
6.815% due 06/25/2047 •	40	35
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,077	958
2.710% due 01/25/2060 ~	833	784
2.900% due 10/25/2059 ~	4,144	3,897
Verus Securitization Trust 7.070% due 10/25/2068 þ	1,768	1,804
WaMu Mortgage Pass-Through Certificates Trust
4.172% due 09/25/2036 ~	118	101
4.272% due 12/25/2036 ~	292	254
4.335% due 02/27/2034 •	6	5
4.821% due 06/25/2033 «~	2	2
4.926% due 12/25/2035 ~	108	96
6.050% due 07/25/2045 •	299	280
6.090% due 01/25/2045 •	7	6
6.190% due 10/25/2045 •	403	374
Washington Mutual Mortgage Pass-Through Certificates Trust
5.952% due 07/25/2046 •	30	19
6.500% due 03/25/2036	1,361	879
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	44	37
6.000% due 06/25/2037	77	70

		67,525

U.S. GOVERNMENT AGENCIES 46.1%
Fannie Mae
3.000% due 03/01/2060	671	592
3.500% due 01/01/2059	1,762	1,600
5.620% due 12/01/2034 •	8	8
5.852% due 06/25/2036 •	14	13
6.000% due 04/25/2043 - 07/25/2044	49	50
6.021% due 11/01/2034 •	13	13
6.500% due 11/25/2042	61	63
Freddie Mac
0.000% due 01/15/2038 ~(a)	197	10
5.334% due 01/15/2038 •	197	195
6.053% due 12/15/2037 •	5	5
6.212% due 10/25/2044 •	36	33
Ginnie Mae
2.500% due 09/20/2051	2,843	2,488
2.750% due 11/20/2026 - 12/20/2026 •	1	2
3.000% due 07/20/2046 - 05/20/2047	20	19
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2026 ~	1	0
3.625% due 01/20/2030 •	2	2
3.875% due 05/20/2028 - 06/20/2030 •	3	2
4.000% due 04/20/2030 - 05/20/2030 •	4	4
6.000% due 08/20/2034	162	165
6.287% due 07/20/2066 - 11/20/2066 •	2,443	2,433
U.S. Small Business Administration 5.600% due 09/01/2028	40	39
Uniform Mortgage-Backed Security
2.500% due 02/01/2051	598	511
3.000% due 10/01/2049 - 05/01/2051	1,848	1,657
3.500% due 10/01/2034 - 07/01/2050	2,049	1,922
4.000% due 06/01/2048 - 07/01/2053	5,498	5,214
4.500% due 12/01/2052 - 10/01/2053	36,300	35,212
5.500% due 06/01/2053 - 08/01/2053	12,200	12,264
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2054	103,000	84,203
4.000% due 02/01/2054	52,150	49,373
4.500% due 02/01/2054	12,700	12,319
5.000% due 01/01/2054 - 02/01/2054	87,000	86,107
5.500% due 01/01/2054 - 02/01/2054	96,900	97,333
6.000% due 02/01/2054	24,700	25,081
6.500% due 02/01/2054	40,800	41,809

		460,741

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Bonds
1.375% due 11/15/2040	500	332
2.000% due 08/15/2051	200	131
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024 (m)	1,439	1,408
0.125% due 04/15/2025 (k)	7,206	6,950
0.125% due 07/15/2031 (k)(m)	3,673	3,268
0.125% due 01/15/2032 (k)(m)	1,887	1,658
0.250% due 01/15/2025 (k)(m)	9,872	9,583
0.375% due 07/15/2027 (k)(m)	4,654	4,423
0.500% due 01/15/2028 (k)	5,114	4,841
0.625% due 07/15/2032 (m)	529	484
1.125% due 01/15/2033 (k)(m)	7,643	7,236
2.375% due 01/15/2025 (m)	163	162
2.500% due 01/15/2029 (k)(m)	3,439	3,556

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

3.875% due 04/15/2029 (k)(m)		2,807	3,096
U.S. Treasury Notes
3.500% due 02/15/2033		800	776

			47,904

Total United States (Cost $677,506)			667,227

SHORT-TERM INSTRUMENTS 24.8%
COMMERCIAL PAPER 0.6%
AT&T, Inc. 5.700% due 03/19/2024		$3,750	3,703
Southern California Edison Co. 5.800% due 01/04/2024		1,800	1,798

			5,501

REPURCHASE AGREEMENTS (h) 0.4%			3,685

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	14,253	15

HUNGARY TREASURY BILLS 1.2%
10.900% due 01/04/2024 (d)(e)	HUF	4,000,000	11,523

JAPAN TREASURY BILLS 21.8%
(0.227)% due 01/09/2024 - 04/04/2024 (c)(d)	JPY	30,620,000	217,207

SWITZERLAND TREASURY BILLS 0.8%
1.631% due 02/29/2024 (d)(e)	CHF	7,000	8,303

U.S. TREASURY BILLS 0.0%
5.454% due 01/25/2024 (d)(e)		$326	325

Total Short-Term Instruments (Cost $236,059)			246,559

Total Investments in Securities (Cost $1,353,545)			1,325,087

		SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III		5,375,121	52,284

Total Short-Term Instruments (Cost $52,249)			52,284

Total Investments in Affiliates (Cost $52,249)			52,284

Total Investments 137.9% (Cost $1,405,794)			$1,377,371
Financial Derivative Instruments (j)(l) (0.7)%(Cost or Premiums, net $7,920)			(6,972)
Other Assets and Liabilities, net (37.2)%			(371,886)

Net Assets 100.0%			$998,513

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$1,300	$1,266	0.13%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	400	375	0.04
Deutsche Bank AG	3.729	01/14/2032	07/20/2018	1,002	839	0.08

$2,702	$2,480	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$3,685	U.S. Treasury Notes 4.875% due 11/30/2025	$(3,759)	$3,685	$3,686

Total Repurchase Agreements	$(3,759)	$3,685	$3,686

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	3.200%	11/27/2023	TBD(3)	EUR	(822)	$(910)
JML	2.000	12/06/2023	TBD(3)	(210)	(233)

Total Reverse Repurchase Agreements	$(1,143)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (26.3)%
U.S. Government Agencies (26.3)%
Ginnie Mae, TBA	2.500%	01/01/2054	$2,800	$(2,431)	$(2,450)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2039	12,100	(10,492)	(10,850)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2054	107,000	(86,942)	(87,473)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2054	103,100	(83,202)	(84,381)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2054	1,900	(1,692)	(1,685)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2054	75,700	(76,009)	(76,031)

Total Short Sales (26.3)%	$(260,768)	$(262,870)

(i)	Securities with an aggregate market value of $1,151 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,536) at a weighted average interest rate of 4.976%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

(3)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2024	727	$193,380	$124	$30	$(20)
3-Month EURIBOR March Futures	03/2025	727	196,490	655	60	(111)
3-Month SOFR Active Contract December Futures	03/2024	15	3,549	(70)	0	0
3-Month SOFR Active Contract June Futures	09/2025	300	72,593	449	30	0
3-Month SOFR Active Contract March Futures	06/2024	1,160	275,544	470	29	0
3-Month SOFR Active Contract September Futures	12/2025	300	72,675	447	30	0
Canada Government 10-Year Bond March Futures	03/2024	151	14,151	606	4	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	2	267	24	0	(1)

$2,705	$183	$(132)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2024	1,454	$(390,712)	$(956)	$201	$(100)
3-Month SOFR Active Contract December Futures	03/2025	1,200	(288,810)	(1,572)	0	(105)
3-Month SOFR Active Contract June Futures	09/2024	151	(36,046)	(70)	0	(8)
3-Month SOFR Active Contract September Futures	12/2024	409	(98,063)	(261)	0	(31)
Australia Government 3-Year Bond March Futures	03/2024	51	(3,714)	(37)	4	(5)
Australia Government 10-Year Bond March Futures	03/2024	383	(30,449)	(863)	153	(188)
Euro-Bobl March Futures	03/2024	394	(51,882)	(857)	204	0
Euro-BTP March Futures	03/2024	3	(395)	(13)	7	0
Euro-Buxl 30-Year Bond March Futures	03/2024	13	(2,034)	(164)	56	0
Euro-Oat March Futures	03/2024	507	(73,607)	(2,158)	884	0
Euro-Schatz March Futures	03/2024	23	(2,705)	(17)	2	(1)
Japan Government 10-Year Bond March Futures	03/2024	47	(48,903)	(408)	113	(73)
U.S. Treasury 2-Year Note March Futures	03/2024	58	(11,943)	(120)	0	(7)
U.S. Treasury 5-Year Note March Futures	03/2024	729	(79,296)	(1,793)	0	(63)
U.S. Treasury 10-Year Note March Futures	03/2024	435	(49,107)	(1,544)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	106	(12,510)	(604)	10	0
U.S. Treasury Long-Term Bond March Futures	03/2024	5	(625)	(46)	1	0
United Kingdom Long Gilt March Futures	03/2024	552	(72,225)	(4,953)	788	0

$(16,436)	$2,423	$(581)

Total Futures Contracts	$(13,731)	$2,606	$(713)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.604%	$100	$6	$(2)	$4	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.846	600	24	13	37	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.966	200	8	8	16	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.145	300	13	14	27	0	0

$51	$33	$84	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$8,800	$125	$(164)	$(39)	$3	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

CDX.IG-41 10-Year Index	(1.000)		Quarterly	12/20/2033		112,700	1,052	(1,257)	(205)	55	0
iTraxx Europe Main 40 10-Year Index	(1.000)		Quarterly	12/20/2033	EUR	12,000	150	(170)	(20)	0	(8)

							$1,327	$(1,591)	$(264)	$58	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%		Quarterly	06/20/2028		$2,470	$38	$12	$50	$0	$(1)
CDX.IG-41 5-Year Index	1.000		Quarterly	12/20/2028		187,700	2,363	1,347	3,710	0	(48)
iTraxx Europe Main 40 5-Year Index	1.000		Quarterly	12/20/2028	EUR	66,300	791	657	1,448	28	0

							$3,192	$2,016	$5,208	$28	$(49)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	23,000	$214	$732	$946	$0	$(12)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		54,700	(127)	130	3	0	(89)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		36,800	2,714	929	3,643	0	(130)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		75,300	2,139	7,912	10,051	0	(835)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		11,800	197	(25)	172	141	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		500	25	83	108	0	(15)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/20/2029	INR	630,060	(49)	9	(40)	0	(10)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2029		166,030	25	6	31	3	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2034		105,720	(20)	(7)	(27)	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	2,560,000	6	(12)	(6)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,730,000	84	(169)	(85)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		2,714,530	(305)	680	375	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		498,050	(117)	(63)	(180)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		3,852,000	0	(232)	(232)	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		460,000	(35)	19	(16)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	1,448	1,481	41	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	72	146	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		450,000	142	321	463	34	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/20/2029	SGD	28,020	(59)	(174)	(233)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Annual	03/31/2024		$200	2	6	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		19,000	0	601	601	8	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		13,300	(217)	(433)	(650)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		37,300	1,783	(431)	1,352	17	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		15,900	0	(374)	(374)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		16,900	(4)	464	460	8	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024	19,350	(2)	537	535	9	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024	700	(5)	(9)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	2,200	(13)	(34)	(47)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	1,000	(6)	(14)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	1,000	(7)	(12)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	1,000	(7)	(11)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	1,000	(7)	(11)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	1,000	(7)	(13)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	1,000	(7)	(14)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	900	(7)	(10)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	1,500	(10)	(19)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	600	(4)	(8)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	1,400	(9)	(20)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	1,500	(5)	(13)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	1,800	(6)	(17)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	2,400	(7)	(22)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	1,700	(5)	(14)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024	4,300	159	(270)	(111)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025	39,900	(102)	587	485	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	75,300	161	558	719	0	(18)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025	5,900	(2)	56	54	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	51,000	208	718	926	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025	44,400	(10)	(202)	(212)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	66,102	223	(384)	(161)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	28,500	0	700	700	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	21,130	914	1,416	2,330	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027	22,000	0	262	262	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027	17,300	(236)	446	210	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027	9,800	(2)	196	194	4	0
Pay	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	01/15/2028	27,300	(185)	(3,634)	(3,819)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	1,600	(3)	(3)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	3,400	(45)	(38)	(83)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	2,100	(15)	26	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.752	Annual	10/03/2028	8,930	0	44	44	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	10/03/2028	10,900	0	102	102	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.810	Annual	10/05/2028	11,000	0	84	84	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.050	Annual	10/10/2028	11,200	0	212	212	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	21,900	231	(2,548)	(2,317)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	26,500	648	(896)	(248)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	1,240	(2)	(127)	(129)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	6,000	423	218	641	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	900	0	13	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	5,000	4	73	77	1	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		1,300	0	27	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		2,300	(8)	(13)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		200	(2)	2	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		5,900	0	(866)	(866)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		30,900	(52)	(3,845)	(3,897)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		11,140	(1,445)	(170)	(1,615)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		58,000	(307)	(1,475)	(1,782)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		110	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		1,400	(6)	(29)	(35)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		61,500	(1,836)	(1,252)	(3,088)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		2,800	(13)	(8)	(21)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		1,000	(3)	9	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		1,900	(7)	41	34	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,900	(7)	48	41	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,200	(4)	40	36	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		2,200	(8)	85	77	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		2,400	(10)	140	130	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		2,700	(10)	158	148	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		1,600	(6)	95	89	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		900	(3)	75	72	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		1,100	(5)	93	88	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		84,174	(4,534)	4,709	175	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		1,100	(5)	(29)	(34)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,600	(7)	(45)	(52)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		36,600	2,237	309	2,546	0	(17)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		5,200	(144)	(20)	(164)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		27,830	3,708	(3,378)	330	118	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		16,100	(1,836)	(320)	(2,156)	68	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	5,700	0	(232)	(232)	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		5,400	(44)	(136)	(180)	0	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		9,050	(28)	155	127	0	(8)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	(88)	(88)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		1,400	(161)	44	(117)	1	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		6,800	(392)	(338)	(730)	4	0
Receive(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	03/20/2029	CNY	761,250	784	(606)	178	0	(5)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	7,600	(15)	20	5	0	(2)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		3,800	(7)	9	2	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		11,200	(26)	34	8	0	(3)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		2,600	(8)	15	7	0	(1)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		2,500	(5)	12	7	0	(1)
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		2,400	(4)	11	7	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		3,900	(9)	13	4	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		900	(2)	3	1	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028		500	(1)	(11)	(12)	2	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		2,600	(5)	(53)	(58)	10	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		1,600	(3)	(39)	(42)	6	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		500	(2)	(21)	(23)	6	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		700	(3)	(23)	(26)	8	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(37)	(40)	12	0
Pay(6)	3-Month KRW-KORIBOR	3.250	Quarterly	03/20/2029	KRW	1,914,870	13	7	20	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	64,100	(112)	(209)	(321)	0	(1)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		145,700	(72)	(141)	(213)	40	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		10,200	(18)	(89)	(107)	10	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	14,700	(344)	(391)	(735)	0	(10)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		13,400	161	(1,539)	(1,378)	0	(5)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		2,300	(3)	0	(3)	2	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		150,500	(1,570)	2,369	799	121	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		11,700	188	(127)	61	6	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		36,900	(641)	315	(326)	22	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		114,500	(1,054)	1,828	774	59	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	6,846	(28)	(56)	(84)	0	(3)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		800	(3)	(26)	(29)	0	0
Receive	6-Month EUR-EURIBOR	3.536	Annual	09/18/2025		133,400	0	(1,406)	(1,406)	0	(4)
Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		212,200	1,145	3,018	4,163	49	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		38,050	248	486	734	0	(60)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(83)	(89)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(13)	(148)	(161)	0	(3)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(97)	(109)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(139)	(149)	0	(4)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(64)	(69)	0	(2)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		2,600	(5)	(98)	(103)	9	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		170,630	1,494	6,376	7,870	0	(610)
Pay(6)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		54,500	(1,483)	1,791	308	0	(394)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		16,850	(169)	(228)	(397)	129	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,400	(13)	265	252	0	(37)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		700	(3)	(49)	(52)	8	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		1,000	(4)	(73)	(77)	11	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		94,330	(423)	5,366	4,943	0	(1,052)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	33	24	1	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,000	333	(650)	(317)	0	(101)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	181	181	7	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	158	158	6	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		55,800	276	(6,080)	(5,804)	1,574	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	29	24	1	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		13,300	0	46	46	0	0
Receive	6-Month NOK-NIBOR	3.033	Annual	03/15/2028		510,690	1,134	(653)	481	0	(70)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(209)	(209)	0	(9)
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	104,600	(186)	(180)	(366)	32	0
Pay(6)	CAONREPO Index	4.600	Annual	08/30/2025		55,200	4	403	407	23	0
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2025		7,200	43	(29)	14	0	(3)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2028	55,600	(108)	205	97	50	0
Pay	CAONREPO Index	3.250	Semi-Annual	12/20/2028	2,800	(24)	35	11	2	0
Receive(6)	CAONREPO Index	3.500	Semi-Annual	06/01/2032	7,800	42	(255)	(213)	0	(10)
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033	15,000	(294)	450	156	15	0
Pay	CAONREPO Index	3.250	Semi-Annual	12/20/2033	1,500	(12)	28	16	2	0
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033	16,800	(79)	(638)	(717)	0	(18)
Receive	CAONREPO Index	3.250	Semi-Annual	06/21/2053	6,800	72	(347)	(275)	3	0

$2,958	$11,888	$14,846	$2,757	$(3,828)

Total Swap Agreements	$7,528	$12,346	$19,874	$2,843	$(3,885)

(k)

Securities with an aggregate market value of $30,631 and cash of $20,971 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	AUD	18,280	$12,109	$0	$(350)
03/2024	CNH	21,044	2,920	0	(51)
BOA	01/2024	GBP	710	902	0	(3)
01/2024	JPY	401,703	2,722	0	(129)
01/2024	NZD	2,151	1,311	0	(49)
01/2024	$100	MXN	1,702	0	0
01/2024	493	NOK	5,238	23	0
03/2024	CNH	30,974	$4,277	0	(95)
03/2024	IDR	6,278,100	399	0	(8)
03/2024	INR	4,716	56	0	0
03/2024	$927	CNH	6,568	0	0
03/2024	99	IDR	1,542,872	2	0
06/2024	KRW	324,004	$249	0	(4)
BPS	01/2024	DKK	124,272	18,417	50	(39)
01/2024	EUR	12,851	14,039	0	(151)
01/2024	GBP	2,706	3,433	0	(17)
01/2024	HUF	171,111	488	0	(5)
01/2024	JPY	5,913,625	40,312	0	(1,655)
01/2024	KRW	328,445	250	0	(4)
01/2024	$4,484	AUD	6,721	97	0
01/2024	150	BRL	740	2	0
01/2024	2,695	CAD	3,665	71	0
01/2024	6,656	EUR	6,096	75	0
01/2024	3	HUF	1,143	0	0
01/2024	350	IDR	5,413,713	2	0
01/2024	3,993	JPY	582,000	138	0
01/2024	8,172	ZAR	151,490	99	0
02/2024	TWD	150,223	$4,721	0	(242)
03/2024	CNH	20,498	2,848	0	(45)
03/2024	IDR	9,125,729	595	3	0
03/2024	INR	262,298	3,143	3	0
03/2024	JPY	734,979	4,993	0	(268)
03/2024	TWD	151,713	4,836	0	(189)
03/2024	$491	CNH	3,555	10	0
03/2024	274	IDR	4,220,029	0	0
04/2024	DKK	49,200	$7,227	9	(102)
06/2024	KRW	5,566,941	4,265	0	(75)
10/2024	DKK	78,387	11,465	0	(310)
BRC	01/2024	KRW	387,690	300	0	0
01/2024	PLN	535	122	0	(14)
01/2024	$990	AUD	1,505	36	0
01/2024	619	EUR	566	6	0
01/2024	588	MYR	2,743	11	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

	01/2024		298	ZAR	5,546	5	0
	02/2024	JPY	4,730,000		$31,805	0	(1,990)
	03/2024		5,315,021		37,643	0	(506)
	03/2024		$150	IDR	2,330,748	2	0
	03/2024		1	THB	23	0	0
	04/2024	DKK	31,390		$4,689	19	0
	04/2024	JPY	2,584,022		19,355	862	(90)
	05/2024		390,000		3,154	338	0
	06/2024	KRW	5,382,988		4,124	0	(72)
	10/2024	DKK	24,900		3,638	0	(102)
BSH	01/2024	BRL	13,000		2,609	0	(67)
	01/2024		$1,577	BRL	7,800	28	0
	07/2024	BRL	8,200		$1,626	0	(33)
CBK	01/2024	AUD	1,857		1,219	0	(47)
	01/2024	CHF	6,060		6,984	0	(225)
	01/2024	DKK	8,060		1,172	0	(22)
	01/2024	EUR	1,140		1,233	0	(26)
	01/2024	HUF	7,704		22	0	0
	01/2024	IDR	4,628,561		301	0	0
	01/2024	JPY	865,900		6,133	0	(12)
	01/2024		$1,361	AUD	2,024	19	0
	01/2024		1,747	BRL	8,507	4	0
	01/2024		8,704	MXN	155,072	387	0
	01/2024		118	NOK	1,267	6	0
	01/2024		712	PLN	2,859	15	0
	01/2024	ZAR	3,660		$194	0	(6)
	02/2024		$10,156	BRL	52,095	551	0
	03/2024	CNH	80,073		$11,286	0	(16)
	03/2024	ILS	2,931		805	0	(6)
	03/2024	TWD	220		7	0	0
	03/2024		$3,002	BRL	14,866	40	0
	03/2024		301	IDR	4,629,749	0	0
	04/2024	BRL	8,593		$1,747	0	(7)
	04/2024	JPY	1,246,000		8,896	0	(66)
	06/2024	KRW	4,683,684		3,634	0	(18)
	06/2024		$6	KRW	7,613	0	0
DUB	01/2024	BRL	1,808		$370	0	(2)
	01/2024	KRW	194,955		150	0	(1)
	03/2024	CNH	15,908		2,208	0	(38)
	03/2024		$98	IDR	1,532,371	1	0
	06/2024	KRW	5,819,478		$4,471	0	(66)
GLM	01/2024	AUD	2,356		1,580	0	(26)
	01/2024	BRL	2,000		395	0	(17)
	01/2024	CAD	45,848		33,737	0	(867)
	01/2024	DKK	82,153		12,118	0	(51)
	01/2024	JPY	687,500		4,884	0	(5)
	01/2024	MXN	50		3	0	0
	01/2024		$804	BRL	3,900	0	(1)
	01/2024		7,336	MXN	128,683	208	0
	01/2024		4,276	PLN	17,122	74	0
	02/2024	BRL	88		$17	0	(1)
	03/2024	CNH	65,170		9,032	0	(167)
	03/2024	SGD	493		373	0	(2)
	03/2024		$617	IDR	9,484,982	0	(1)
	03/2024		1,064	TWD	32,961	26	0
	07/2024	BRL	4,100		$828	0	(2)
JPM	01/2024		6,018		1,247	8	0
	01/2024	HUF	603,663		1,721	0	(17)
	01/2024	MXN	867		50	0	(1)
	01/2024		$391	BRL	1,900	1	0
	01/2024		350	IDR	5,385,450	0	0
	01/2024		251	KRW	324,038	0	0
	02/2024	TWD	10,520		$328	0	(19)
	02/2024		$1,398	BRL	6,857	11	0
	02/2024		20,983	INR	1,752,969	34	0
	03/2024	IDR	19,154,418		$1,236	0	(8)
	03/2024	INR	4,910		59	0	0
	03/2024	SGD	535		404	0	(3)
	03/2024	TWD	183,138		5,890	0	(176)
	03/2024		$90	IDR	1,393,817	0	0
	03/2024		3,434	TWD	106,343	84	0
	04/2024	DKK	24,100		$3,506	0	(80)
	04/2024		$1,247	BRL	6,079	0	(6)
	06/2024	KRW	6,288,391		$4,847	0	(56)
	07/2024	BRL	1,900		382	0	(2)
	10/2024	JPY	400,000		3,208	258	0
MBC	01/2024	AUD	11,884		7,899	0	(201)
	01/2024	CAD	823		608	0	(13)
	01/2024	HUF	10,735		29	0	(2)
	01/2024	JPY	6,784,200		47,602	0	(543)
	01/2024		$1,769	DKK	12,215	41	0
	01/2024		2,334	EUR	2,139	28	0
	01/2024		790	HUF	289,976	43	0
	03/2024	CNH	3,558		$502	0	0
	03/2024	JPY	780,019		6,379	798	0
	03/2024		$110	IDR	1,697,707	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

10/2024	JPY	950,000	$7,617	611	0
MYI	01/2024	DKK	3,380	500	0	(1)
01/2024	EUR	60,013	65,962	0	(305)
01/2024	HUF	20,407	58	0	(1)
01/2024	JPY	152,593	1,035	0	(48)
01/2024	MYR	1,551	332	0	(6)
01/2024	NOK	3,445	321	0	(18)
01/2024	$102	ZAR	1,864	0	0
03/2024	CNH	20,081	$2,785	0	(50)
03/2024	$10,341	IDR	159,498,573	21	(4)
06/2024	KRW	3,363,686	$2,586	0	(36)
10/2024	DKK	9,600	1,391	0	(51)
10/2024	JPY	330,000	2,698	265	0
NGF	03/2024	TWD	98,987	3,149	0	(129)
RBC	04/2024	$11	MXN	187	0	0
RYL	01/2024	AUD	2,356	$1,584	0	(22)
02/2024	CHF	7,000	8,041	0	(330)
SCX	01/2024	MYR	1,442	309	0	(6)
03/2024	CNH	19,715	2,723	0	(60)
03/2024	HKD	3,549	455	0	0
03/2024	IDR	3,125,921	199	0	(4)
03/2024	INR	10,689	128	0	0
03/2024	TWD	239,708	7,719	0	(221)
03/2024	$636	IDR	9,885,939	7	(1)
03/2024	3,772	TWD	117,324	114	0
06/2024	KRW	2,775,992	$2,139	0	(26)
TOR	02/2024	JPY	4,160,000	28,113	0	(1,535)
03/2024	CNH	10,760	1,490	0	(28)
03/2024	IDR	3,126,640	198	0	(5)
UAG	01/2024	AUD	6,019	3,993	0	(109)
01/2024	CAD	15,324	11,297	0	(269)
01/2024	GBP	13,727	17,371	0	(126)
01/2024	MXN	6,215	351	0	(13)
01/2024	$2,731	NOK	29,138	137	0
01/2024	1,077	ZAR	20,557	45	0

Total Forward Foreign Currency Contracts	$5,728	$(12,894)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	$19,400	$39	$13
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	3,300	94	353
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	25,500	34	1
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	16,000	44	11
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	27,900	42	1
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	27,800	43	1
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	32,500	41	1
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	30,300	42	1
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	75,800	186	52

$565	$434

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	$	1,400	$106	$575

Total Purchased Options	$671	$1,009

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus TWD	TWD	31.000	03/04/2024	$1,990	$(27)	$(57)
JPM	Put - OTC USD versus TWD	31.000	03/01/2024	5,102	(69)	(145)

$(96)	$(202)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310%	01/11/2024	$29,600	$(95)	$(686)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	19,400	(19)	(5)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	600	(3)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	600	(3)	0
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(531)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	500	(2)	(2)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	16,000	(24)	(4)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	900	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	900	(7)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	900	(4)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	900	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	400	(2)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	400	(2)	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,700	(21)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,700	(21)	(43)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,000	(8)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,000	(8)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	300	(1)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	700	(4)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	700	(3)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	700	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	700	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	1,400	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	1,400	(6)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	1,100	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	1,100	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	1,200	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	1,200	(5)	(4)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	8,100	(57)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,100	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,100	(5)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	1,200	(4)	(19)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	1,200	(4)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	300	(1)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	700	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	700	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	600	(3)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	600	(3)	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,500	(12)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,500	(12)	(22)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,500	(11)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,500	(11)	(22)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	75,800	(95)	(16)

$(615)	$(1,479)

Total Written Options	$(711)	$(1,681)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2028	0.269%	$2,500	$(74)	$(10)	$0	$(84)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2028	0.269	2,400	(68)	(13)	0	(81)

$(142)	$(23)	$0	$(165)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.229%	$1,300	$(32)	$47	$15	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.229	900	(22)	32	10	0

$(54)	$79	$25	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	4,700	$3,541	$23	$(10)	$13	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	7,900	5,451	1	25	26	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	7,700	5,313	(28)	25	0	(3)

$(4)	$40	$39	$(3)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	16,860	$89	$(78)	$11	$0
GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/20/2028	92,990	364	(302)	62	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	28,300	179	(133)	46	0

$632	$(513)	$119	$0

Total Swap Agreements	$432	$(417)	$183	$(168)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

(m)

Securities with an aggregate market value of $9,485 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$111	$0	$111
Australia
Corporate Bonds & Notes	0	8,934	0	8,934
Non-Agency Mortgage-Backed Securities	0	77	0	77
Sovereign Issues	0	13,393	0	13,393
Brazil
Sovereign Issues	0	3,070	0	3,070
Canada
Corporate Bonds & Notes	0	17,117	0	17,117
Sovereign Issues	0	11,496	0	11,496
Cayman Islands
Asset-Backed Securities	0	54,465	0	54,465
Corporate Bonds & Notes	0	2,719	0	2,719
Sovereign Issues	0	520	0	520
Denmark
Corporate Bonds & Notes	0	63,783	0	63,783
France
Corporate Bonds & Notes	0	6,893	0	6,893
Sovereign Issues	0	16,073	0	16,073
Germany
Corporate Bonds & Notes	0	11,181	0	11,181
Hungary
Sovereign Issues	0	1,176	0	1,176
Ireland
Asset-Backed Securities	0	15,666	0	15,666
Corporate Bonds & Notes	0	985	0	985
Non-Agency Mortgage-Backed Securities	0	1,751	0	1,751
Israel
Sovereign Issues	0	1,280	0	1,280
Italy
Corporate Bonds & Notes	0	2,099	0	2,099
Sovereign Issues	0	2,203	0	2,203
Japan
Corporate Bonds & Notes	0	3,213	0	3,213
Sovereign Issues	0	55,880	0	55,880
Jersey, Channel Islands
Asset-Backed Securities	0	3,194	0	3,194
Malaysia
Corporate Bonds & Notes	0	561	0	561
Mexico
Sovereign Issues	0	435	0	435
Multinational
Corporate Bonds & Notes	0	612	0	612
Netherlands
Corporate Bonds & Notes	0	5,305	0	5,305
Norway
Sovereign Issues	0	1,398	0	1,398
Poland
Sovereign Issues	0	2,476	0	2,476
Qatar
Corporate Bonds & Notes	0	256	0	256
Romania
Sovereign Issues	0	6,103	0	6,103
Saudi Arabia
Corporate Bonds & Notes	0	172	0	172
Sovereign Issues	0	5,375	0	5,375
Serbia
Sovereign Issues	0	1,116	0	1,116
South Korea
Sovereign Issues	0	21,449	0	21,449
Spain
Corporate Bonds & Notes	0	3,758	0	3,758
Sovereign Issues	0	4,067	0	4,067
Supranational
Corporate Bonds & Notes	0	1,166	0	1,166
Switzerland
Corporate Bonds & Notes	0	11,016	0	11,016
United Kingdom
Corporate Bonds & Notes	0	30,484	0	30,484
Non-Agency Mortgage-Backed Securities	0	16,031	0	16,031
Sovereign Issues	0	2,242	0	2,242
United States
Asset-Backed Securities	0	52,525	0	52,525
Corporate Bonds & Notes	0	35,575	0	35,575
Loan Participations and Assignments	0	1,667	0	1,667
Municipal Bonds & Notes	0	1,290	0	1,290
Non-Agency Mortgage-Backed Securities	0	67,380	145	67,525
U.S. Government Agencies	0	460,741	0	460,741
U.S. Treasury Obligations	0	47,904	0	47,904
Short-Term Instruments
Commercial Paper	0	5,501	0	5,501
Repurchase Agreements	0	3,685	0	3,685
Short-Term Notes	0	15	0	15
Hungary Treasury Bills	0	11,523	0	11,523

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Japan Treasury Bills	0	217,207	0	217,207
Switzerland Treasury Bills	0	8,303	0	8,303
U.S. Treasury Bills	0	325	0	325

	$0	$1,324,942	$145	$1,325,087
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$52,284	$0	$0	$52,284

Total Investments	$52,284	$1,324,942	$145	$1,377,371

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(262,870)	$0	$(262,870)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,506	2,943	0	5,449
Over the counter	0	6,920	0	6,920

	$2,506	$9,863	$0	$12,369
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(498)	(4,100)	0	(4,598)
Over the counter	0	(14,743)	0	(14,743)

	$(498)	$(18,843)	$0	$(19,341)

Total Financial Derivative Instruments	$2,008	$(8,980)	$0	$(6,972)

Totals	$54,292	$1,053,092	$145	$1,107,529

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.9% ¤
CORPORATE BONDS & NOTES 2.5%
BANKING & FINANCE 0.4%
Avolon Holdings Funding Ltd. 4.250% due 04/15/2026	$100	$97
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	400	385
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(b)	700	25
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)	15	2
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)	15	1
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)	30	2
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)	45	2
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)	45	2
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)	21	1
VICI Properties LP 3.875% due 02/15/2029	400	368
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)	700	4

		889

INDUSTRIALS 1.2%
American Airlines Pass-Through Trust 3.575% due 07/15/2029	267	249
Berry Global, Inc. 4.875% due 07/15/2026	986	970
Broadcom, Inc. 3.137% due 11/15/2035	521	428
DAE Funding LLC 1.625% due 02/15/2024	200	199
Energy Transfer LP 3.750% due 05/15/2030	900	836

		2,682

UTILITIES 0.9%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,500	1,492
Pacific Gas & Electric Co. 2.500% due 02/01/2031	600	495

		1,987

Total Corporate Bonds & Notes (Cost $7,289)		5,558

CONVERTIBLE BONDS & NOTES 0.2%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (a)	45	4

INDUSTRIALS 0.2%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (a)	800	531

Total Convertible Bonds & Notes (Cost $794)		535

U.S. GOVERNMENT AGENCIES 17.2%
Freddie Mac 6.003% due 07/15/2041 •	394	389
Ginnie Mae
6.238% due 09/20/2071 ~	2,219	2,210
6.246% due 08/20/2068 •	363	356
Uniform Mortgage-Backed Security 4.000% due 10/01/2040	2	2

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2054		4,700	3,847
2.500% due 02/01/2054		2,600	2,215
3.000% due 02/01/2054		1,800	1,594
3.500% due 02/01/2054		1,800	1,653
4.000% due 02/01/2054		3,500	3,314
4.500% due 02/01/2054		3,600	3,492
5.000% due 01/01/2054		4,890	4,839
5.500% due 02/01/2054		5,580	5,605
6.000% due 02/01/2054		8,120	8,245

Total U.S. Government Agencies (Cost $37,583)			37,761

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds
1.375% due 11/15/2040 (m)(o)		2,700	1,793
4.000% due 11/15/2042 (m)(o)		2,050	1,993
4.000% due 11/15/2052 (o)		1,550	1,529
U.S. Treasury Inflation Protected Securities (g)
1.375% due 07/15/2033 (o)		3,250	3,153

Total U.S. Treasury Obligations (Cost $9,571)			8,468

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Alliance Bancorp Trust 5.950% due 07/25/2037 •		190	160
Bear Stearns Adjustable Rate Mortgage Trust
4.213% due 07/25/2036 ~		50	44
4.437% due 08/25/2033 ~		30	27
4.635% due 02/25/2036 ~		31	28
Countrywide Alternative Loan Trust
5.770% due 07/25/2035 •		309	237
5.790% due 09/25/2047 •		74	67
6.012% due 02/25/2036 •		86	78
Countrywide Home Loan Mortgage Pass-Through Trust
4.126% due 09/20/2036 ~		48	41
6.000% due 04/25/2036		151	79
6.110% due 03/25/2035 •		39	36
Impac CMB Trust
6.090% due 04/25/2035 «•		65	60
6.115% due 04/25/2035 •		85	76
Residential Accredit Loans, Inc. Trust 6.000% due 12/25/2036		40	33
Structured Adjustable Rate Mortgage Loan Trust 4.351% due 01/25/2035 ~		3	3
Structured Asset Mortgage Investments Trust 5.970% due 07/19/2035 •		13	12
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	513	655
WaMu Mortgage Pass-Through Certificates Trust 6.130% due 01/25/2045 •		$1,014	961

Total Non-Agency Mortgage-Backed Securities (Cost $2,742)			2,597

ASSET-BACKED SECURITIES 11.2%
522 Funding CLO Ltd. 6.717% due 10/20/2031 •		600	598
Aames Mortgage Investment Trust 5.950% due 04/25/2036 •		80	73
ACE Securities Corp. Home Equity Loan Trust
5.950% due 06/25/2036 •		116	83
6.370% due 08/25/2035 •		125	121
Anchorage Capital CLO Ltd. 6.705% due 07/15/2030 •		668	668
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •		305	305
Apidos CLO 6.557% due 07/18/2029 •		565	565
Ares CLO Ltd. 6.525% due 01/15/2029 •		594	593
Argent Mortgage Loan Trust 5.950% due 05/25/2035 •		318	268
Argent Securities Trust 5.770% due 07/25/2036 •		240	209
Benefit Street Partners CLO Ltd.
6.605% due 10/15/2030 •		196	196
6.694% due 01/17/2032 •		100	100
Carlyle Global Market Strategies CLO Ltd. 6.589% due 08/14/2030 •		793	792
Catamaran CLO Ltd. 6.774% due 04/22/2030 •		405	405
CIFC Funding Ltd. 6.610% due 10/24/2030 •		337	337
Citigroup Mortgage Loan Trust, Inc. 5.905% due 11/25/2036 ~		47	46

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

Countrywide Asset-Backed Certificates Trust
5.750% due 05/25/2035 •		24	23
5.970% due 03/25/2037 •		512	488
Crestline Denali CLO Ltd. 6.814% due 10/23/2031 •		393	393
Dryden CLO Ltd. 6.653% due 01/17/2033 •		300	298
Elevation CLO Ltd. 6.590% due 10/25/2030 •		615	614
First Franklin Mortgage Loan Trust 6.175% due 11/25/2036 •		974	934
Fremont Home Loan Trust 5.605% due 10/25/2036 •		454	399
Gallatin CLO Ltd. 6.745% due 07/15/2031 •		298	298
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •		727	726
KKR CLO Ltd. 6.597% due 07/18/2030 •		176	175
LCM LP 6.528% due 07/19/2027 •		191	191
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		392	342
Long Beach Mortgage Loan Trust 6.070% due 01/25/2036 •		1,115	970
Madison Park Funding Ltd. 6.667% due 04/20/2032 •		250	250
Magnetite Ltd. 6.521% due 11/15/2028 •		461	461
Man GLG Euro CLO DAC 4.835% due 01/15/2030 •	EUR	66	72
Oaktree CLO Ltd.
6.784% due 04/22/2030 •		$250	250
6.797% due 10/20/2032 ~		250	249
OCP Euro CLO DAC 4.882% due 09/22/2034 •	EUR	500	544
Octagon Investment Partners Ltd. 6.639% due 02/14/2031 ~		$300	300
OSD CLO Ltd. 6.534% due 04/17/2031 •		443	441
OZLM Ltd.
6.644% due 10/17/2029 ~		222	222
6.777% due 10/20/2031 •		250	250
6.837% due 07/20/2032 •		400	399
6.902% due 10/30/2030 •		175	176
Palmer Square CLO Ltd. 6.664% due 10/17/2031 •		100	100
Palmer Square European Loan Funding DAC 4.745% due 04/15/2031 •	EUR	294	320
Palmer Square Loan Funding Ltd.
6.455% due 10/15/2029 •		$1,452	1,443
6.477% due 07/20/2029 •		804	802
Popular ABS Mortgage Pass-Through Trust 5.965% due 07/25/2036 •		91	85
Rad CLO Ltd. 6.780% due 07/24/2032 •		600	600
Saranac CLO Ltd. 6.781% due 08/13/2031 •		381	381
Segovia European CLO DAC 4.873% due 07/20/2032 •	EUR	300	327
Sound Point CLO Ltd.
6.620% due 07/25/2030 ~		$222	222
6.657% due 10/20/2030 •		705	704
6.887% due 07/20/2032 •		500	494
Stratus CLO Ltd. 6.627% due 12/29/2029 •		276	275
Structured Asset Securities Corp. Mortgage Loan Trust
6.040% due 10/25/2036 ~		51	50
6.265% due 02/25/2036 •		100	96
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •		181	180
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •		500	499
TCW CLO Ltd. 6.610% due 04/25/2031 •		428	428
Venture CLO Ltd.
6.667% due 07/20/2030 •		437	436
6.812% due 07/30/2032 •		1,000	998
Vibrant CLO Ltd.
6.582% due 06/20/2029 ~		41	41
6.797% due 07/20/2032 •		300	298
Voya CLO Ltd. 6.655% due 10/15/2030 •		203	202
Wellfleet CLO Ltd. 6.567% due 07/20/2029 •		101	101

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

Wind River CLO Ltd. 6.735% due 07/15/2031 •		600	598

Total Asset-Backed Securities (Cost $24,430)			24,504

SOVEREIGN ISSUES 10.7%
Argentina Government International Bond
0.750% due 07/09/2030 þ		368	141
3.625% due 07/09/2035 þ		242	83
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2024 (e)	BRL	27,200	5,459
China Government International Bond 2.850% due 06/04/2027	CNY	39,710	5,690
Colombian TES
5.750% due 11/03/2027	COP	6,476,000	1,480
7.750% due 09/18/2030		7,751,000	1,823
Japan Government International Bond 1.700% due 09/20/2044	JPY	270,000	2,007
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	11,670	607
4.000% due 11/30/2028 (g)		457	26
Peru Government International Bond 1.862% due 12/01/2032		$900	707
Provincia de Buenos Aires 129.126% due 04/12/2025	ARS	1,150	1
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	56,700	3,245
Spain Government International Bond 0.700% due 04/30/2032	EUR	1,800	1,677
United Kingdom Gilt 0.625% due 10/22/2050	GBP	1,000	563

Total Sovereign Issues (Cost $23,684)			23,509

		SHARES
COMMON STOCKS 9.9%
CONSUMER DISCRETIONARY 5.1%
Amazon.com, Inc. (c)		72,800	11,062

INFORMATION TECHNOLOGY 4.8%
Microsoft Corp.		28,000	10,529

REAL ESTATE 0.0%
Sunac Services Holdings Ltd.		121,782	29

Total Common Stocks (Cost $21,369)			21,620

PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(h)		269,000	258
Nationwide Building Society 10.250% ~		1,489	247

Total Preferred Securities (Cost $559)			505

REAL ESTATE INVESTMENT TRUSTS 7.5%
REAL ESTATE 7.5%
Agree Realty Corp. (k)		11,273	710
American Tower Corp.		2,155	465
Apartment Income REIT Corp.		18,588	646
Crown Castle, Inc.		4,600	530
Digital Realty Trust, Inc.		5,600	754
Equinix, Inc. (k)		1,425	1,148
Equity LifeStyle Properties, Inc.		8,659	611
Equity Residential		12,054	737
Extra Space Storage, Inc.		2,973	477
First Industrial Realty Trust, Inc.		22,467	1,183
Gaming & Leisure Properties, Inc.		12,367	610
Host Hotels & Resorts, Inc.		41,699	812
Invitation Homes, Inc.		33,161	1,131
National Storage Affiliates Trust (k)		10,907	452
Prologis, Inc. (k)		14,909	1,987
Public Storage		2,600	793
RLJ Lodging Trust		52,391	614
SBA Communications Corp.		1,778	451
Simon Property Group, Inc.		7,093	1,012

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

Sun Communities, Inc.		3,091	413
Sunstone Hotel Investors, Inc. (k)		24,700	265
VICI Properties, Inc.		21,682	691

Total Real Estate Investment Trusts (Cost $13,687)			16,492

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.4%
REPURCHASE AGREEMENTS (j) 10.1%			22,077

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	5,070	5

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (e)(f)	HUF	34,000	98

JAPAN TREASURY BILLS 14.6%
(0.215)% due 01/09/2024 - 03/18/2024 (d)(e)	JPY	4,494,000	31,881

U.S. TREASURY BILLS 0.6%
5.414% due 01/11/2024 - 02/29/2024 (d)(e)(o)		$1,309	1,304

Total Short-Term Instruments (Cost $53,869)			55,365

Total Investments in Securities (Cost $195,577)			196,914

		SHARES
INVESTMENTS IN AFFILIATES 21.4%
MUTUAL FUNDS (i) 1.0%
PIMCO Preferred and Capital Securities Fund		248,830	2,202

Total Mutual Funds (Cost $2,032)			2,202

SHORT-TERM INSTRUMENTS 20.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.4%
PIMCO Short Asset Portfolio		3,877,010	37,591
PIMCO Short-Term Floating NAV Portfolio III		727,540	7,077

Total Short-Term Instruments (Cost $45,743)			44,668

Total Investments in Affiliates (Cost $47,775)			46,870

Total Investments 111.3% (Cost $243,352)			$243,784
Financial Derivative Instruments (l)(n) (0.9)%(Cost or Premiums, net $1,783)			(2,240)
Other Assets and Liabilities, net (10.3)%			(22,470)

Net Assets 100.0%			$219,074

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$928	U.S. Treasury Notes 4.875% due 11/30/2025	$(947)	$928	$928
SAL	5.400	12/29/2023	01/02/2024	20,900	U.S. Treasury Notes 1.125% due 10/31/2026	(21,349)	20,900	20,913
SSB	2.600	12/29/2023	01/02/2024	249	U.S. Treasury Notes 0.250% due 10/31/2025(2)	(254)	249	249

Total Repurchase Agreements	$(22,550)	$22,077	$22,090

(k)

Securities with an aggregate market value of $24 and cash of $23 have been pledged as collateral as of December 31, 2023 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(381) at a weighted average interest rate of 4.967%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOE Russell 2000	2,100.000	01/31/2024	3	0	$8	$6

Total Purchased Options	$8	$6

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE Russell 2000	1,800.000	01/31/2024	3	0	$(2)	$(1)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

Call - CBOE Russell 2000	2,250.000	01/31/2024	3	0	(2)	(1)

Total Written Options	$(4)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2024	34	$2,476	$25	$3	$(3)
Australia Government 10-Year Bond March Futures	03/2024	5	398	11	2	(2)
CAC 40 Index January Futures	01/2024	9	751	(4)	1	(4)
Canada Government 10-Year Bond March Futures	03/2024	12	1,125	49	0	0
DAX Index March Futures	03/2024	1	467	(1)	1	(2)
E-Mini S&P 500 Index March Futures	03/2024	365	87,965	2,968	0	(224)
Euro-Bobl March Futures	03/2024	15	1,975	32	0	(8)
Euro-BTP March Futures	03/2024	18	2,368	86	0	(39)
Euro-Buxl 30-Year Bond March Futures	03/2024	1	156	13	0	(4)
FTSE 100 Index March Futures	03/2024	6	593	8	1	(1)
FTSE/MIB Index March Futures	03/2024	4	674	(3)	1	(2)
Gold 100 oz. February Futures	02/2024	1	207	1	0	(1)
IBEX 35 Index October Futures	01/2024	1	111	(1)	0	(1)
Japan Government 10-Year Bond March Futures	03/2024	8	8,324	71	13	(19)
Nikkei 225 Yen-denominated March Futures	03/2024	14	1,651	7	0	(9)
S&P 60 Index March Futures March Futures	03/2024	21	4,027	123	5	0
SPI 200 Futures March Futures	03/2024	21	2,714	58	20	(8)
STOXX Europe 600 Price Index March Futures	03/2024	874	23,147	166	0	(87)
Topix Index March Futures	03/2024	37	6,209	21	24	(14)
U.S. Treasury 2-Year Note March Futures	03/2024	108	22,239	232	14	0
U.S. Treasury 10-Year Note March Futures	03/2024	99	11,176	408	0	0
U.S. Treasury Long-Term Bond March Futures	03/2024	2	250	19	0	0
United Kingdom Long Gilt March Futures	03/2024	6	785	53	0	(9)

$4,342	$85	$(437)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro STOXX 50 March Futures	03/2024	31	$(1,555)	$11	$7	$0
Euro-Bund March Futures	03/2024	5	(757)	(23)	8	0
Mini MSCI Emerging Markets Index March Futures	03/2024	56	(2,894)	(125)	0	(3)
OMX Stockholm 30 Index January Futures	01/2024	12	(286)	(4)	0	0
U.S. Treasury 5-Year Note March Futures	03/2024	26	(2,828)	(52)	0	(2)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	61	(7,199)	(168)	6	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	6	(802)	(70)	3	0

$(431)	$24	$(5)

Total Futures Contracts	$3,911	$109	$(442)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.846%	$500	$20	$11	$31	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

iTraxx Crossover 40 5-Year Index	(5.000)%	Quarterly	12/20/2028	EUR	100	$(4)	$(5)	$(9)	$0	$0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly		06/20/2028		$300	$4	$2	$6	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		17,200	217	123	340	0	(5)
iTraxx Europe Main 40 5-Year Index	1.000	Quarterly		12/20/2028	EUR	200	3	1	4	0	0

							$224	$126	$350	$0	$(5)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	14,600	$359	$241	$600	$0	$(8)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		5,500	290	254	544	0	(19)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		95	(1)	11	10	0	(1)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		3,300	(211)	(229)	(440)	37	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		500	(25)	(83)	(108)	15	0
Receive(7)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2029	INR	91,320	(16)	(1)	(17)	0	(2)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.125	Annual	10/12/2024	JPY	2,250,000	2	(6)	(4)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		871,000	(45)	(8)	(53)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		500,000	154	27	181	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		110,000	169	10	179	8	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/15/2053		110,000	(61)	(14)	(75)	0	(9)
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/20/2029	SGD	580	(2)	(3)	(5)	0	(1)
Pay(7)	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	03/20/2029	THB	29,200	5	11	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024		$9,500	492	0	492	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		19,700	115	242	357	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		19,850	(221)	271	50	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		12,450	54	(84)	(30)	0	(3)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		35,800	175	(301)	(126)	0	(12)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		17,600	(171)	78	(93)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,526	(3)	(3)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,700	(7)	(34)	(41)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		300	3	0	3	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.308	Annual	02/21/2029		7,800	(28)	(25)	(53)	4	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		20,500	504	264	768	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		200	18	3	21	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		3,600	69	(1)	68	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		600	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		705	(2)	11	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		8,200	8	(19)	(11)	1	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		5,300	124	11	135	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,200	23	187	210	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,600	282	95	377	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,900	117	(23)	94	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		2,771	(11)	60	49	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,600	(6)	41	35	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		3,322	(12)	112	100	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		793	(3)	45	42	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		851	(3)	50	47	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		567	(2)	33	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		570	(2)	32	30	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		459	(2)	29	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		328	(1)	25	24	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		700	(3)	(42)	(45)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		656	(3)	(27)	(30)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		723	(3)	(26)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,090	(78)	82	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		10,090	611	(639)	(28)	10	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		6,300	149	37	186	3	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		1,300	53	37	90	0	(1)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		3,900	112	11	123	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	78	215	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	(71)	(20)	(91)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,300	271	112	383	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		167	(1)	16	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		4,900	366	(325)	41	23	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		600	25	3	28	0	(2)
Pay	1-Year BRL-CDI	11.604	Maturity	01/04/2027	BRL	15,000	(28)	108	80	0	(2)
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	09/21/2052	CAD	900	(101)	(41)	(142)	0	(1)
Pay(7)	3-Month CNY-CNREPOFIX	2.250	Quarterly	03/20/2029	CNY	48,930	(10)	(1)	(11)	0	0
Receive	3-Month COP-IBR Compounded-OIS	10.960	Quarterly	11/21/2025	COP	3,912,200	0	(36)	(36)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025		7,565,800	0	13	13	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		8,099,800	0	13	13	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		8,399,000	0	(13)	(13)	1	0
Pay	3-Month COP-IBR Compounded-OIS	10.840	Quarterly	12/02/2025		26,449,500	0	243	243	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		9,600,000	0	202	202	3	0
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		9,400,000	0	(139)	(139)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		2,700,790	55	(37)	18	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.950	Quarterly	11/03/2027		6,476,000	0	(3)	(3)	4	0
Pay	3-Month COP-IBR Compounded-OIS	10.270	Quarterly	11/17/2027		5,849,900	0	123	123	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	10.580	Quarterly	01/10/2028		5,404,080	(47)	(84)	(131)	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		11,500,000	0	(216)	(216)	0	(2)
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028	EUR	393	(1)	(8)	(9)	1	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		253	0	(7)	(7)	1	0
Receive(7)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		169	0	(3)	(3)	0	(3)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		84	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		110	0	(6)	(6)	1	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		151	(1)	(6)	(7)	2	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		493	(2)	(20)	(22)	6	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		337	(1)	(12)	(13)	4	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		197	(1)	(7)	(8)	2	0
Pay	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	810	(17)	4	(13)	0	(1)
Pay(7)	3-Month KRW-KORIBOR	3.250	Quarterly	03/20/2029	KRW	4,519,240	23	25	48	0	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	61,780	(146)	47	(99)	0	(6)
Pay	3-Month ZAR-JIBAR	5.980	Quarterly	12/21/2026		22,700	(114)	55	(59)	0	(2)
Receive	3-Month ZAR-JIBAR	8.670	Quarterly	12/21/2026		41,600	(35)	(20)	(55)	4	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	31	40	71	3	0
Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027	CLP	527,030	16	(22)	(6)	1	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	20,660	(17)	(21)	(38)	0	(3)
Pay(7)	6-Month EUR-EURIBOR	3.132	Annual	08/02/2025	EUR	9,500	(5)	93	88	0	(5)
Pay(7)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		5,500	8	100	108	1	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		268	(1)	13	12	0	(1)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		312	(1)	(11)	(12)	1	0
Pay(7)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		9,200	320	104	424	0	(33)
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(724)	(1,615)	0	(58)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		160	(1)	12	11	0	(2)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		80	0	(6)	(6)	1	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		2,600	(78)	(58)	(136)	29	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,250	(13)	143	130	0	(35)
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	89,800	48	(28)	20	0	0
Receive	6-Month HUF-BBR	11.070	Annual	09/02/2027		78,500	(26)	(9)	(35)	0	0
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	8,210	(89)	(7)	(96)	0	(3)
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	49,000	92	13	105	1	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027		22,300	0	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	8.480	Lunar	01/24/2028		63,000	(14)	(25)	(39)	0	0
Receive	28-Day MXN-TIIE	9.580	Lunar	09/20/2028		11,200	5	(30)	(25)	0	0
Pay(7)	CAONREPO Index	3.500	Semi-Annual	06/19/2029	CAD	3,300	42	26	68	4	0

							$2,691	$366	$3,057	$236	$(235)

Total Swap Agreements							$2,931	$498	$3,429	$236	$(240)

(m)

Securities with an aggregate market value of $3,364 and cash of $9,934 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Unsettled variation margin liability of $(2) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024		$1,232	AUD	1,861	$36	$0
	03/2024	CNH	8,321		$1,154	0	(20)
BOA	01/2024	COP	10,262,431		2,551	0	(94)
	01/2024	GBP	166		210	0	(2)
	01/2024	JPY	349,692		2,370	0	(112)
	01/2024	NZD	473		288	0	(11)
	01/2024	PLN	1,162		296	0	0
	01/2024		$653	AUD	988	20	0
	01/2024		2,683	COP	10,262,431	0	(38)
	01/2024		25	SEK	264	1	0
	02/2024	CNY	701		$97	0	(2)
	02/2024		$278	CNY	1,964	0	0
	03/2024	CNH	11,712		$1,617	0	(36)
	03/2024	COP	10,262,431		2,644	36	0
	03/2024	IDR	1,989,201		127	0	(2)
	03/2024		$38	INR	3,205	0	0
BPS	01/2024	EUR	1,376		$1,506	0	(14)
	01/2024	GBP	199		252	0	(1)
	01/2024	HUF	10,449		30	0	0
	01/2024	JPY	203,898		1,391	0	(56)
	01/2024		$968	AUD	1,436	11	0
	01/2024		707	EUR	645	6	(1)
	01/2024		11,199	JPY	1,645,200	476	0
	01/2024	ZAR	22,988		$1,240	0	(15)
	02/2024		$493	CNY	3,502	1	0
	02/2024		192	TWD	6,086	10	0
	03/2024	CAD	166		$125	0	(1)
	03/2024	CHF	43		50	0	(1)
	03/2024	CNH	8,105		1,126	0	(18)
	03/2024	COP	251,728		64	0	0
	03/2024	JPY	386,160		2,636	0	(128)
	03/2024	NZD	800		500	0	(6)
	03/2024	SEK	1,241		125	2	0
	03/2024	TWD	16,875		542	0	(17)
	03/2024		$125	CAD	167	1	0
	03/2024		700	HUF	244,159	1	(3)
	03/2024		133	INR	11,132	0	0
	03/2024		200	MXN	3,510	4	0
	03/2024		250	PLN	976	0	(2)
	03/2024		600	ZAR	11,070	1	0
BRC	01/2024	BRL	4		$1	0	0
	01/2024	CHF	1,209		1,399	0	(40)
	01/2024	JPY	360,000		2,450	0	(104)
	01/2024	PLN	479		110	0	(12)
	02/2024	JPY	1,160,000		7,823	0	(471)
	02/2024		$151	TRY	4,725	3	0
	03/2024	JPY	419,219		$2,850	0	(151)
	03/2024	THB	13		0	0	0
	03/2024		$50	COP	201,815	1	0
	03/2024		200	THB	6,788	0	0
	04/2024		51	TRY	1,643	0	(1)
CBK	01/2024	BRL	7,476		$1,535	0	(4)
	01/2024	CAD	2,025		1,513	0	(15)
	01/2024	GBP	849		1,079	0	(3)
	01/2024	HUF	741,184		2,045	4	(92)
	01/2024	MXN	9,679		531	0	(36)
	01/2024	PLN	2,327		531	0	(60)
	01/2024	SEK	80		8	0	0
	01/2024		$299	AUD	444	4	0
	01/2024		189	EUR	173	2	0
	01/2024		110	MXN	1,919	2	0
	01/2024		48	NOK	517	3	0
	01/2024		9	PLN	37	0	0
	02/2024		310	BRL	1,570	12	0
	02/2024		114	CNY	822	2	0
	03/2024	PEN	3,174		$842	0	(14)
	03/2024	PLN	686		173	0	(2)
	03/2024		$96	IDR	1,493,587	1	0
	03/2024		158	ILS	577	1	0
	03/2024		1,650	PEN	6,140	7	(1)
	04/2024		1,535	BRL	7,551	6	0
DUB	01/2024	PLN	430		$109	0	0
	03/2024	CNH	5,574		774	0	(13)
FAR	03/2024	CLP	77,229		88	1	0
GLM	01/2024	CHF	454		518	0	(22)
	01/2024	MXN	6,310		360	0	(10)
	01/2024	NZD	650		405	0	(6)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	SEK	1,220	117	0	(4)
01/2024	$3,917	CAD	5,324	101	0
01/2024	0	MXN	7	0	0
01/2024	936	NOK	9,695	18	0
03/2024	CNH	3,624	$502	0	(9)
03/2024	IDR	8,380,596	532	0	(12)
03/2024	NOK	522	50	0	(1)
03/2024	SEK	1,241	125	2	0
03/2024	$100	BRL	492	1	0
03/2024	100	MXN	1,730	1	0
04/2024	BRL	16,200	$3,228	0	(80)
JPM	01/2024	HUF	111,078	300	0	(20)
01/2024	$1,554	BRL	7,830	58	0
02/2024	CNY	1,170	$161	0	(4)
02/2024	$2,337	INR	195,247	4	0
03/2024	CLP	471,681	$531	0	(2)
03/2024	THB	8,643	250	0	(5)
03/2024	$40	INR	3,336	0	0
03/2024	150	KRW	192,264	0	(1)
03/2024	436	SGD	578	4	0
03/2024	551	TWD	17,126	16	0
04/2024	BRL	11,000	$2,217	0	(29)
06/2024	KRW	212,540	163	0	(3)
MBC	01/2024	CAD	224	169	0	0
01/2024	$579	AUD	873	16	0
01/2024	17,856	EUR	16,242	78	0
01/2024	1,241	HUF	455,411	68	0
01/2024	922	ZAR	17,624	40	0
03/2024	CAD	330	$250	1	0
03/2024	JPY	650,530	4,605	0	(62)
03/2024	PHP	51,147	914	0	(10)
03/2024	TWD	316	10	0	0
03/2024	$1,227	CNH	8,897	29	0
03/2024	50	INR	4,174	0	0
MYI	01/2024	HUF	2,375	$7	0	0
01/2024	JPY	132,836	901	0	(42)
01/2024	$85	MYR	399	2	0
01/2024	163	ZAR	2,988	1	0
01/2024	ZAR	2,783	$147	0	(5)
02/2024	CNY	490	69	0	0
02/2024	$290	CNY	2,051	0	0
03/2024	CAD	166	$125	0	(1)
03/2024	CNH	7,941	1,101	0	(20)
03/2024	JPY	1,553,000	10,675	0	(454)
03/2024	MXN	857	50	0	0
03/2024	NOK	2,046	200	0	(2)
03/2024	$546	BRL	2,718	10	0
03/2024	125	CAD	167	1	0
03/2024	1,353	IDR	20,817,361	0	(1)
06/2024	KRW	29,142	$22	0	0
NGF	03/2024	TWD	10,977	349	0	(14)
RBC	01/2024	BRL	346	70	0	(1)
03/2024	$50	COP	200,848	1	0
04/2024	MXN	9	$1	0	0
SCX	03/2024	CNH	7,796	1,077	0	(24)
03/2024	THB	30,939	895	0	(17)
03/2024	TWD	7,000	222	0	(10)
03/2024	$376	HKD	2,929	0	0
03/2024	87	INR	7,264	0	0
SOG	03/2024	TWD	3,376	$107	0	(5)
SSB	03/2024	CLP	502,233	569	2	(1)
03/2024	IDR	11,360,794	725	0	(13)
TOR	02/2024	JPY	19,000	128	0	(7)
03/2024	CNH	3,770	522	0	(10)
UAG	01/2024	GBP	1,132	1,433	0	(10)
01/2024	JPY	2,000	14	0	(1)
01/2024	$217	NOK	2,313	11	0
01/2024	ZAR	42,294	$2,216	0	(93)
03/2024	CZK	29,136	1,309	9	0

Total Forward Foreign Currency Contracts	$1,129	$(2,610)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	03/18/2024	81,000	$92	$2

Total Purchased Options	$92	$2

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(233)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545%	01/16/2024	844	$(3)	$(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	844	(4)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	168	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	168	(1)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	1,200	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	1,200	(5)	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	803	(3)	(13)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	204	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	204	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	449	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	449	(2)	(1)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	200	0	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	200	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	225	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	225	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	197	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	197	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	140	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	140	(1)	0

$(34)	$(40)

Total Written Options	$(342)	$(273)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(48)	$48	$0	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/18/2058	8,334	(530)	535	5	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	234	0	(1)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/18/2059	2,800	(81)	81	0	0

$(894)	$898	$5	$(1)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	3-Month MYR-KLIBOR	3.500%	Quarterly	03/20/2029	MYR	8,370	$(7)	$0	$0	$(7)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	EURO STOXX Banks Index	8,800	3.909% (1-Month USD-LIBOR plus a specified spread)	Quarterly	10/23/2024	EUR	1,042	$0	$8	$8	$0
	Receive	EURO STOXX Insurance Index	2,900	4.009% (1-Month USD-LIBOR plus a specified spread)	Quarterly	10/23/2024		1,015	0	(8)	0	(8)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2024		$100	(1)	4	3	0
	Pay	DWRTFT Index	851	5.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024		10,689	0	46	46	0
CBK	Receive	NDUEEGF Index	8,718	5.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024		4,654	0	(17)	0	(17)
GST	Receive	GSTHREPO Index	10,625	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/13/2024		3,405	0	(14)	0	(14)
JPM	Pay	EURO STOXX 600 Automobiles & Parts Index	1,639	3.695% (1-Month EURIBOR less a specified spread)	Monthly	10/23/2024	EUR	1,029	0	3	3	0
	Pay	NDUEACWF Index	14,752	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		$5,725	0	24	24	0
MBC	Receive	NDUEEGF Index	8,718	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024		4,654	0	(20)	0	(20)
	Receive	NDUEEGF Index	8,718	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024		4,654	0	(19)	0	(19)
MYI	Receive	NDUEEGF Index	8,718	5.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/08/2024		4,654	0	(20)	0	(20)
RBC	Pay	DWRTFT Index	175	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024		2,198	0	9	9	0
SOG	Pay	DWRTFT Index	265	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/03/2024		3,328	0	14	14	0

									$(1)	$10	$107	$(98)

TOTAL RETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	72,800	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024		$10,732	$0	$(291)	$0	$(291)
BPS	Pay	Microsoft Corp.	28,000	6.030% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/03/2024		10,610	0	132	132	0

									$0	$(159)	$132	$(291)

Total Swap Agreements									$(902)	$749	$244	$(397)

(o)

Securities with an aggregate market value of $3,003 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)				Notional Amount represents the number of contracts.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$889	$0	$889
Industrials	0	2,682	0	2,682
Utilities	0	1,987	0	1,987
Convertible Bonds & Notes
Banking & Finance	0	4	0	4
Industrials	0	531	0	531
U.S. Government Agencies	0	37,761	0	37,761
U.S. Treasury Obligations	0	8,468	0	8,468
Non-Agency Mortgage-Backed Securities	0	2,461	136	2,597
Asset-Backed Securities	0	24,504	0	24,504
Sovereign Issues	0	23,509	0	23,509
Common Stocks
Consumer Discretionary	11,062	0	0	11,062
Information Technology	10,529	0	0	10,529
Real Estate	29	0	0	29
Preferred Securities
Financials	0	505	0	505
Real Estate Investment Trusts
Real Estate	16,492	0	0	16,492
Short-Term Instruments
Repurchase Agreements	0	22,077	0	22,077
Short-Term Notes	0	5	0	5
Hungary Treasury Bills	0	98	0	98
Japan Treasury Bills	0	31,881	0	31,881
U.S. Treasury Bills	0	1,304	0	1,304

	$38,112	$158,666	$136	$196,914
Investments in Affiliates, at Value
Mutual Funds	2,202	0	0	2,202
Short-Term Instruments
Central Funds Used for Cash Management Purposes	44,668	0	0	44,668

	$46,870	$0	$0	$46,870

Total Investments	$84,982	$158,666	$136	$243,784

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	86	265	0	351
Over the counter	0	1,375	0	1,375

	$86	$1,640	$0	$1,726
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(440)	(244)	0	(684)
Over the counter	0	(3,280)	0	(3,280)

	$(440)	$(3,524)	$0	$(3,964)

Total Financial Derivative Instruments	$(354)	$(1,884)	$0	$(2,238)

Totals	$84,628	$156,782	$136	$241,546

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 237.8% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 6.482% (US0003M + 0.860%) due 07/03/2033 ~	$46	$43

Total Corporate Bonds & Notes (Cost $38)		43

U.S. GOVERNMENT AGENCIES 220.8%
Fannie Mae
0.000% due 11/25/2040 - 06/25/2043 •(a)	3,899	296
0.000% due 10/25/2042 ~	94	61
0.000% due 07/25/2044 - 08/25/2055 ~(a)	3,762	211
0.000% due 10/25/2045 •	283	179
0.200% due 02/25/2043 •(a)	376	3
0.548% due 11/25/2049 •(a)	324	48
0.698% due 08/25/2042 •(a)	516	36
0.748% due 11/25/2044 - 06/25/2048 •(a)	4,680	609
2.242% due 01/25/2031 ~(a)	587	47
2.500% due 02/25/2051 (a)	3,512	568
3.000% due 03/25/2043 - 05/01/2058	3,676	3,192
3.000% due 04/25/2043 - 12/25/2048 (a)	994	132
3.045% due 04/01/2029	921	869
3.143% due 01/01/2048 •	4,477	4,268
3.500% due 08/01/2032 - 01/01/2059	11,509	10,458
3.500% due 08/25/2043 - 04/25/2046 (a)	204	23
3.523% due 08/01/2049 •	989	967
3.575% due 02/01/2026	1,000	975
3.684% due 04/25/2042 ~	310	288
3.750% due 02/01/2029	3,776	3,671
3.789% due 10/25/2040 ~	447	441
3.820% due 01/01/2029	759	742
4.000% due 06/01/2033 - 07/01/2034	673	648
4.000% due 06/25/2044 (a)	37	3
4.140% due 04/01/2028	781	775
4.275% due 02/01/2042 •	104	104
4.277% due 05/25/2042 ~	961	932
4.310% due 11/25/2031 ~	2,083	2,092
4.374% due 02/01/2028	2,000	1,975
4.385% due 04/01/2033	828	823
4.392% due 05/25/2042 ~	514	510
4.440% due 06/01/2033	2,000	1,996
4.490% due 04/01/2033	1,600	1,603
4.500% due 09/01/2028 - 09/01/2048	3,802	3,784
4.550% due 05/01/2028	100	101
4.580% due 08/01/2033	1,000	1,009
4.590% due 06/01/2033	9,903	9,999
4.606% due 03/25/2042 ~	655	652
4.638% due 09/01/2041 •	159	160
4.680% due 06/01/2030	11,283	11,366
4.698% due 01/25/2042 ~	1,275	1,179
4.700% due 04/01/2033	2,037	2,055
4.770% due 12/01/2029	674	680
4.900% due 10/01/2028	355	363
4.990% due 03/01/2031	997	1,026
5.000% due 12/01/2035 - 10/01/2036	16	15
5.070% due 09/01/2033	842	877
5.205% due 05/01/2035 •	111	113
5.300% due 09/01/2038	990	1,045
5.320% due 10/01/2043	197	202
5.410% due 12/01/2031	814	858
5.456% due 05/01/2038 •	766	788
5.498% due 01/01/2036 •	224	229
5.500% due 12/01/2032 - 10/01/2038	125	124
5.570% due 10/01/2028	435	450
5.610% due 10/01/2028	883	915
5.752% due 12/25/2047 •	4,553	4,409
5.818% due 10/01/2037 •	1,296	1,331
5.820% due 11/01/2033	1,230	1,358
5.850% due 11/01/2028	2,303	2,446
5.865% due 10/01/2027	7,543	7,501
5.870% due 12/01/2033	1,500	1,662
5.902% due 02/25/2049 •	207	201

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2023 (Unaudited)

5.960% due 11/01/2033	546	601
6.000% due 04/01/2032 - 10/01/2048	128	127
6.010% due 07/01/2028	1,150	1,212
6.152% due 10/25/2037 ~	734	732
6.500% due 09/01/2036	3	3
6.500% due 04/25/2038 (a)	51	14
6.660% due 04/01/2030	2,000	2,166
7.276% due 08/25/2024 ~	3	3
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(e)	5,350	3,897
0.000% due 05/15/2035 - 05/15/2041 •	4,426	4,088
0.000% due 08/15/2036 - 10/15/2041 ~(a)	1,106	63
1.250% due 12/15/2044	8,243	6,752
2.000% due 11/25/2050 (a)	2,682	333
2.297% due 02/15/2027 •(a)	197	6
2.500% due 08/15/2027 - 10/15/2052 (a)	23,570	3,643
3.000% due 10/01/2026 - 12/25/2046	17,623	16,513
3.000% due 11/15/2027 - 06/25/2050 (a)	27,745	4,302
3.050% due 03/01/2032	1,771	1,578
3.500% due 01/15/2043 - 08/15/2045 (a)	992	157
3.500% due 12/25/2046 - 03/01/2049	3,138	2,816
3.618% due 01/01/2050 •	1,058	1,021
4.000% due 07/15/2034 - 11/15/2042 (a)	1,123	148
4.000% due 04/01/2041 - 01/01/2049	11,473	11,109
4.050% due 07/25/2033 ~	584	541
4.400% due 06/01/2030	618	612
4.500% due 01/01/2036 - 11/01/2048	986	974
4.700% due 05/01/2031 •	4	4
5.000% due 07/01/2033 - 03/01/2049	1,503	1,521
5.073% due 10/01/2039 •	795	813
5.500% due 09/01/2034 - 03/01/2041	123	127
5.600% due 10/15/2037 •	299	295
5.782% due 04/15/2038 ~	1,153	1,138
5.953% due 06/15/2042 •	631	619
6.002% due 01/25/2050 •	162	159
6.014% due 11/01/2036 •	264	272
6.064% due 11/01/2041 •	789	811
6.260% due 09/01/2034 •	396	405
7.500% due 08/15/2029 (a)	1	0
Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(e)	2,386	2,114
0.000% due 06/20/2042 - 08/16/2052 ~(a)	7,033	44
0.000% due 05/20/2043 - 09/20/2045 •	941	677
0.185% due 11/16/2043 ~(a)	9	0
0.578% due 09/20/2049 ~(a)	1,928	225
0.750% due 11/16/2051 ~(a)	14	0
2.000% due 02/20/2051 (a)	11,400	1,232
2.500% due 09/20/2027 - 08/20/2051 (a)	18,193	2,370
2.500% due 06/15/2043 - 02/20/2063	82,172	71,773
2.500% due 03/20/2051 (h)	54,345	47,300
3.000% due 11/20/2026 - 02/20/2052	73,306	64,421
3.000% due 01/20/2029 - 09/20/2051 (a)	6,613	914
3.000% due 01/20/2043 - 02/20/2053 (h)	60,541	54,873
3.150% due 11/20/2042 - 12/20/2042	407	374
3.250% due 05/15/2042	621	577
3.414% due 06/20/2036 ~	7,990	7,759
3.500% due 11/20/2034 - 01/20/2063	66,835	62,482
3.500% due 08/20/2042 - 09/20/2046 (a)	1,530	185
3.500% due 11/20/2045 - 02/20/2053 (h)	133,559	124,638
3.516% due 11/20/2036 •	11,289	10,991
3.625% due 02/20/2030 - 08/20/2045 •	243	241
3.750% due 06/20/2045 - 12/20/2045	2,785	2,649
3.875% due 06/20/2038 •	37	37
4.000% due 04/15/2025 - 07/20/2051	25,969	25,081
4.000% due 10/20/2043 (a)	57	7
4.000% due 07/15/2046 (h)	1,209	1,195
4.050% due 04/15/2040 - 11/15/2040	870	842
4.122% due 01/20/2031 ~	431	424
4.500% due 04/15/2030 - 08/20/2062	55,455	54,520
4.500% due 04/20/2041 - 05/20/2048 (h)	8,548	8,498
4.500% due 08/20/2045 (a)	3,787	663
4.875% due 08/15/2039 - 10/15/2040	238	235
4.977% due 09/20/2062 ~	3	3
5.000% due 12/20/2032 - 10/20/2062	24,169	23,922
5.250% due 05/15/2033 - 10/15/2033	181	181
5.380% due 08/15/2034	52	53
5.475% due 06/15/2035	120	121
5.500% due 04/15/2025 - 01/20/2049	4,981	5,077
5.520% due 06/15/2034 - 02/15/2035	133	134
5.530% due 05/15/2035	84	85
5.570% due 03/15/2035	66	67
5.680% due 12/15/2034	126	130
5.720% due 12/15/2034	51	53
5.750% due 09/15/2033	7	7
5.820% due 04/15/2034 - 12/15/2034	138	142
5.870% due 10/15/2034	56	58

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2023 (Unaudited)

5.875% due 10/15/2033	113	117
5.930% due 10/15/2034	87	90
5.970% due 08/15/2034	53	54
6.000% due 06/20/2024 - 04/20/2048	5,351	5,600
6.000% due 08/20/2053 (h)	20,128	20,518
6.020% due 01/15/2034	62	64
6.075% due 01/15/2034	90	92
6.117% due 08/20/2061 •	6	6
6.137% due 10/20/2065 •	2	2
6.198% due 03/20/2073 •	8,396	8,340
6.237% due 06/20/2066 •	471	469
6.250% due 01/15/2029 - 03/15/2029	22	22
6.338% due 03/20/2073 •	20,058	20,080
6.343% due 03/20/2058 •	754	752
6.346% due 05/20/2061 •	246	246
6.487% due 07/20/2070 - 08/20/2070 •	90,191	90,932
6.500% due 01/15/2024 - 03/20/2053	5,182	5,290
6.569% due 05/20/2061 •	352	351
6.687% due 09/20/2070 ~	19,944	20,286
6.687% due 09/20/2070 - 01/20/2071 •	42,880	43,550
6.700% due 07/20/2026	8	8
6.737% due 09/20/2063 •	201	203
7.000% due 07/15/2025 - 12/20/2062	9,023	9,233
7.126% due 04/20/2061 •	627	630
7.250% due 12/15/2025 - 11/15/2027	2	2
7.494% due 12/20/2070 •	6,985	7,143
7.500% due 02/15/2024 - 10/15/2035	155	160
7.750% due 09/15/2026 - 10/15/2026	1	1
8.000% due 05/15/2024 - 07/15/2031	150	149
Ginnie Mae, TBA
2.000% due 01/01/2054	225,300	190,810
2.500% due 01/01/2054	46,100	40,334
3.000% due 01/01/2054 - 02/01/2054	317,850	287,952
3.500% due 01/01/2054	22,350	20,817
4.000% due 01/01/2054 - 02/01/2054	168,550	161,099
4.500% due 02/01/2054	57,670	56,341
5.000% due 01/01/2054 - 02/01/2054	79,950	79,376
5.500% due 01/01/2054	5,100	5,137
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	454	355
2.000% due 07/01/2028 - 04/01/2036	5,439	4,931
2.500% due 01/01/2028 - 04/01/2052	39,343	34,091
2.500% due 04/01/2051 (h)	6,402	5,482
3.000% due 10/01/2026 - 02/01/2052	81,725	74,756
3.000% due 06/01/2050 - 11/01/2050 (h)	34,934	31,275
3.500% due 05/01/2024 - 03/01/2052	57,952	54,498
3.500% due 08/01/2043 (h)	25,485	24,046
4.000% due 05/01/2033 - 07/01/2053	35,012	33,877
4.500% due 01/01/2026 - 07/01/2053	31,810	31,068
5.000% due 04/01/2027 - 09/01/2053	11,136	11,091
5.500% due 11/01/2039 - 08/01/2053	6,030	6,099
6.000% due 07/01/2036 - 07/01/2053	2,603	2,691
6.000% due 07/01/2053 (h)	139,999	142,183
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2054	29,250	24,888
3.500% due 01/01/2039	7,400	7,125
4.000% due 01/01/2054	42,000	39,728
4.500% due 02/01/2039	19,700	19,617
5.000% due 01/01/2039 - 02/01/2054	264,750	262,117
5.500% due 02/01/2054	55,200	55,450
6.000% due 01/01/2054	26,200	26,605
6.500% due 02/01/2054	311,700	319,407

Total U.S. Government Agencies (Cost $3,088,971)		3,031,028

U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024 (j)(l)	28,781	28,156
0.250% due 01/15/2025	37,801	36,694
2.375% due 01/15/2025	4,244	4,211

Total U.S. Treasury Obligations (Cost $68,847)		69,061

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
Bear Stearns Structured Products, Inc. Trust 4.805% due 01/26/2036 ~	636	471
Credit Suisse First Boston Mortgage Securities Corp. 6.050% due 03/25/2032 ~	5	5
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,200	990
4.699% due 05/27/2053 ~	1,464	1,200
Freddie Mac 4.660% due 01/25/2031	3,300	3,296
Ginnie Mae
0.828% due 10/20/2050 •(a)	2,271	305
2.000% due 10/20/2050 (a)	28,325	2,734

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2023 (Unaudited)

2.000% due 01/20/2051 (a)	20,902	2,328
2.500% due 05/20/2050 (a)	1,069	133
2.500% due 01/20/2051 (a)	24,237	3,263
2.500% due 09/20/2051 (a)	8,540	1,173
2.500% due 12/20/2051 (a)	3,466	442
3.000% due 12/20/2050 (a)	24,096	3,770
3.500% due 01/20/2046 (a)	997	154
3.500% due 11/20/2051 (a)	3,585	573
3.500% due 01/20/2052	1,660	1,185
6.088% due 03/20/2071	301	296
6.138% due 04/20/2073	1,994	1,973
6.238% due 07/20/2073	24,417	24,302
6.238% due 08/20/2073	6,175	6,146
6.238% due 11/20/2073	20,060	19,966
6.308% due 08/20/2073	5,049	5,047
6.338% due 03/20/2073	2,004	1,976
6.438% due 05/20/2073	8,739	8,787
6.488% due 05/20/2073	1,496	1,507
6.838% due 08/20/2071	2,006	2,018
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	4,560	4,271
JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	7,011	6,012
6.370% due 12/25/2049 ~	854	822
La Hipotecaria El Salvadorian Mortgage Trust
3.000% due 09/08/2039 «•	4,029	3,873
3.358% due 01/15/2046 «	1,786	1,642
3.498% due 10/25/2041 «	1,062	1,028
3.508% due 11/24/2042 «•	2,706	2,529
4.250% due 09/29/2046 «	3,585	3,333
MFA Trust 1.381% due 04/25/2065 ~	2,821	2,612
Mortgage Equity Conversion Asset Trust
5.290% due 02/25/2042 •	1,980	1,936
5.340% due 05/25/2042 •	7,875	7,545
Structured Asset Mortgage Investments Trust 6.130% due 09/19/2032 •	5	5
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	2,244	1,995
2.710% due 01/25/2060 ~	1,735	1,632

Total Non-Agency Mortgage-Backed Securities (Cost $137,558)		133,275

ASSET-BACKED SECURITIES 1.2%
Centex Home Equity Loan Trust 5.770% due 01/25/2032 «•	6	6
Diameter Capital CLO Ltd. 0.000% due 01/15/2037 (c)	3,300	3,300
Generate CLO Ltd. 7.215% due 10/20/2036	1,300	1,300
Home Equity Asset Trust 6.070% due 11/25/2032 «•	3	2
KKR CLO Trust 6.845% due 10/15/2034	1,150	1,151
Marathon CLO Ltd. 6.805% due 04/15/2029 •	861	862
Marble Point CLO Ltd. 6.695% due 10/15/2030 •	4,027	4,035
MKS CLO Ltd. 6.677% due 07/20/2030 •	1,502	1,501
Palmer Square CLO Ltd. 6.736% due 04/20/2035	1,100	1,093
Tralee CLO Ltd. 6.997% due 07/20/2029 •	817	818
Venture CLO Ltd. 6.577% due 10/20/2028 •	1,743	1,742
Wellfleet CLO Ltd. 6.567% due 04/20/2029 •	445	445

Total Asset-Backed Securities (Cost $16,252)		16,255

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (g) 0.2%		2,161

U.S. TREASURY BILLS 0.9%
5.421% due 01/11/2024 - 03/28/2024 (d)(e)(l)	12,558	12,506

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $14,667)		14,667

Total Investments in Securities (Cost $3,326,333)		3,264,329

	SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio III	8,049,789	78,300

Total Short-Term Instruments (Cost $78,284)		78,300

Total Investments in Affiliates (Cost $78,284)		78,300

Total Investments 243.5% (Cost $3,404,617)		$3,342,629
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $16,337)		1,228
Other Assets and Liabilities, net (143.6)%		(1,971,037)

Net Assets 100.0%		$1,372,820

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							When-issued security.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$2,161	U.S. Treasury Notes 4.875% due 11/30/2025		$(2,204)	$2,161	$2,161

Total Repurchase Agreements							$(2,204)	$2,161	$2,161

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

FAR				5.490%	11/13/2023	01/16/2024	$(103,271)		$(104,058)
				5.520	12/13/2023	01/16/2024	(126,944)		(127,333)
SAL				5.520	12/13/2023	01/16/2024	(143,715)		(144,156)

Total Reverse Repurchase Agreements									$(375,547)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (71.0)%
Uniform Mortgage-Backed Security, TBA					1.500%	01/01/2039	$1,000	$(852)	$(869)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2039	17,500	(15,207)	(15,693)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2054	40,254	(30,887)	(32,908)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2054	26,000	(20,465)	(21,279)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2039	1,625	(1,476)	(1,497)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2054	41,250	(34,559)	(35,098)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2054	44,250	(36,512)	(37,699)
Uniform Mortgage-Backed Security, TBA					3.000	01/01/2039	11,100	(10,327)	(10,467)
Uniform Mortgage-Backed Security, TBA					3.000	02/01/2054	56,700	(48,635)	(50,217)
Uniform Mortgage-Backed Security, TBA					3.000	03/01/2054	115,000	(102,386)	(101,977)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2054	167,500	(149,639)	(153,838)
Uniform Mortgage-Backed Security, TBA					4.000	01/01/2039	6,600	(6,390)	(6,476)
Uniform Mortgage-Backed Security, TBA					4.000	02/01/2039	3,800	(3,723)	(3,730)
Uniform Mortgage-Backed Security, TBA					4.000	01/01/2054	43,400	(41,176)	(41,052)
Uniform Mortgage-Backed Security, TBA					4.000	02/01/2054	79,943	(75,021)	(75,687)
Uniform Mortgage-Backed Security, TBA					4.500	02/01/2054	112,277	(107,121)	(108,913)
Uniform Mortgage-Backed Security, TBA					6.000	01/01/2054	46,600	(47,434)	(47,321)
Uniform Mortgage-Backed Security, TBA					6.000	02/01/2054	226,500	(229,613)	(229,995)

Total Short Sales (71.0)%								$(961,423)	$(974,716)

(h)							Securities with an aggregate market value of $397,962 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(148,404) at a weighted average interest rate of 5.389%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2023 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract March Futures				06/2024	3,446	$818,554	$2,196		$86	$0
U.S. Treasury 10-Year Note March Futures				03/2024	1,805	203,768	6,413		0	0

							$8,609		$86	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	150	$(35,491)	$(7)		$0	$(2)
3-Month SOFR Active Contract June Futures				09/2024	2,275	(543,071)	(2,759)		0	(114)
3-Month SOFR Active Contract September Futures				12/2024	1,320	(316,487)	(2,030)		0	(99)
U.S. Treasury 2-Year Note March Futures				03/2024	113	(23,268)	(224)		0	(14)

							$(5,020)		$0	$(229)

Total Futures Contracts							$3,589		$86	$(229)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.250%	Annual	12/20/2025	$295,900	$1,979	$(2,727)	$(748)	$0	$(52)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	12,000	117	(191)	(74)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	558	(832)	(274)	0	(9)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	30,600	(993)	(157)	(1,150)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.569	Annual	07/10/2030	3,700	(137)	122	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.740	Annual	07/10/2030	2,150	(58)	73	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.123	Annual	10/06/2030	15,800	(79)	638	559	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	19,500	(103)	790	687	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	18,100	(77)	735	658	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	7,300	(27)	297	270	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	23,700	(72)	963	891	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	24,400	31	(994)	(963)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.320	Annual	10/10/2030	3,800	26	156	182	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	21,500	(342)	992	650	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	24,500	(144)	1,140	996	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	7,000	(36)	326	290	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	137,400	5,550	(5,731)	(181)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	8,400	340	(374)	(34)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	77,600	4,387	(4,603)	(216)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	17,500	2,364	(2,217)	147	83	0

Total Swap Agreements						$13,284	$(11,594)	$1,690	$182	$(77)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2023 (Unaudited)

(j)

Securities with an aggregate market value of $8,111 and cash of $18,768 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)							This instrument has a forward starting effective date.
(k)							FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	05/28/2024	38,400	$46	$14
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.310	01/08/2024	10,700	78	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/24/2024	900	3	0
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.103	03/06/2024	2,700	14	16
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	02/21/2024	44,000	44	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	02/21/2024	105,600	83	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	10,800	227	88
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	10,800	227	64
CBK	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.509	02/06/2024	11,200	55	135
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	69,000	92	95
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	67,000	151	350
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	61,000	72	17
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/19/2024	7,600	155	221
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	08/19/2024	7,600	155	43
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	400	11	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	400	11	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	12,000	114	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.250	11/29/2024	16,700	399	173
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	36,400	211	100
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	04/26/2024	93,700	50	5
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	59,500	115	311
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/18/2024	84,200	88	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	39,800	80	11
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	20,000	36	10
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.365	08/19/2024	8,200	152	201
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.265	08/19/2024	8,200	152	41
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/22/2025	20,000	254	337
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	03/03/2025	51,000	81	25
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.705	01/08/2024	29,800	133	462
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.118	03/06/2024	3,900	21	24
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	119,500	95	159
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/14/2024	37,800	20	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	06/14/2024	52,000	81	20
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	26,000	43	15
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	100,300	110	31

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2023 (Unaudited)

	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.548	02/06/2024	7,600	61	102
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.560	02/06/2024	12,400	59	173
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.905	02/06/2024	14,000	50	23
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.118	03/06/2024	3,900	20	24
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	12,600	271	28
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	12,600	271	374
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	10,800	226	37
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	10,800	226	249
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	8,900	197	41
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	8,900	197	189
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	5,700	42	3
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/07/2024	24,700	20	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/10/2024	46,500	30	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	1,000	1	0

							$5,330	$4,224

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

SAL	Call - OTC Fannie Mae 6.000% due 03/01/2054		$103.328	03/06/2024		12,000	$2	$17
	Call - OTC Fannie Mae 6.500% due 03/01/2054		103.094	03/06/2024		17,000	12	51
	Call - OTC Fannie Mae 6.500% due 03/01/2054		103.156	03/06/2024		17,000	13	47

							$27	$115

Total Purchased Options							$5,357	$4,339

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600%	02/01/2024	67,000	$(74)	$(89)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	59,500	(55)	(79)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	03/18/2024	84,200	(41)	(1)

							$(170)	$(169)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054		$97.891	01/09/2024		51,500	$(201)	$(583)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054		98.125	02/06/2024		35,600	(145)	(160)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		101.094	02/06/2024		34,000	(135)	(275)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		99.227	02/06/2024		23,000	(126)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		101.227	02/06/2024		23,000	(86)	(166)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054		98.406	01/09/2024		23,000	(104)	(163)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054		98.828	01/09/2024		16,000	(66)	(69)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054		96.391	02/06/2024		16,000	(48)	(23)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2054		100.258	02/06/2024		11,500	(62)	(81)
SAL	Call - OTC Fannie Mae 5.500% due 03/01/2054		102.234	03/06/2024		12,000	(16)	(21)
	Call - OTC Fannie Mae 6.000% due 03/01/2054		102.188	03/06/2024		17,000	(32)	(71)
	Call - OTC Fannie Mae 6.000% due 03/01/2054		102.266	03/06/2024		17,000	(32)	(67)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054		95.813	02/06/2024		45,000	(248)	(200)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2023 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	45,000	(234)	(245)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	97.945	01/09/2024	12,000	(38)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.469	01/09/2024	33,000	(152)	(220)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.813	01/09/2024	12,000	(55)	(37)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	22,000	(57)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	36,200	(96)	(68)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	98.313	02/06/2024	14,000	(55)	(167)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	98.391	02/06/2024	14,500	(59)	(166)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	36,200	(61)	(64)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 02/01/2054	101.375	02/06/2024	13,000	(26)	(17)

$(2,134)	$(2,904)

Total Written Options	$(2,304)	$(3,073)

(l)

Securities with an aggregate market value of $2,630 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$43	$0	$43
U.S. Government Agencies	0	3,031,028	0	3,031,028
U.S. Treasury Obligations	0	69,061	0	69,061
Non-Agency Mortgage-Backed Securities	0	120,870	12,405	133,275
Asset-Backed Securities	0	16,247	8	16,255
Short-Term Instruments
Repurchase Agreements	0	2,161	0	2,161
U.S. Treasury Bills	0	12,506	0	12,506

$0	$3,251,916	$12,413	$3,264,329
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$78,300	$0	$0	$78,300

Total Investments	$78,300	$3,251,916	$12,413	$3,342,629

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(974,716)	$0	$(974,716)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	268	0	268
Over the counter	0	4,339	0	4,339

$0	$4,607	$0	$4,607
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(306)	0	(306)
Over the counter	0	(3,073)	0	(3,073)

$0	$(3,379)	$0	$(3,379)

Total Financial Derivative Instruments	$0	$1,228	$0	$1,228

Totals	$78,300	$2,278,428	$12,413	$2,369,141

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO High Yield Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
AP Core Holdings LLC 10.970% due 09/01/2027	$14,450	$14,161
Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK) 18.000% due 08/02/2027 (a)	3,144	2,798
Diamond Sports Group LLC TBD% due 08/24/2026	7,258	345
DirecTV Financing LLC 10.650% due 08/02/2027	22,684	22,725
Dun & Bradstreet Corp. 8.205% due 02/06/2026	8,530	8,558
Lifepoint Health, Inc. 11.168% due 11/16/2028	5,951	5,944
McAfee LLC 9.193% due 03/01/2029	9,850	9,836
Worldpay LLC TBD% due 09/20/2030	4,050	4,073

Total Loan Participations and Assignments (Cost $73,610)		68,440

CORPORATE BONDS & NOTES 87.0%
BANKING & FINANCE 9.2%
Alliant Holdings Intermediate LLC 7.000% due 01/15/2031	16,900	17,838
Allied Universal Holdco LLC
4.625% due 06/01/2028	8,675	7,911
6.625% due 07/15/2026	4,000	3,983
Ally Financial, Inc.
6.700% due 02/14/2033	1,000	1,002
8.000% due 11/01/2031	20,000	21,910
AmWINS Group, Inc. 4.875% due 06/30/2029	11,000	10,060
BNP Paribas SA 8.500% due 08/14/2028 (e)(g)	8,000	8,398
Brandywine Operating Partnership LP
3.950% due 11/15/2027	1,000	894
4.550% due 10/01/2029	300	263
Brookfield Property REIT, Inc. 4.500% due 04/01/2027	800	721
Burford Capital Global Finance LLC
6.250% due 04/15/2028	400	384
9.250% due 07/01/2031	29,025	30,884
Cantor Fitzgerald LP 7.200% due 12/12/2028	4,425	4,540
Coinbase Global, Inc. 3.375% due 10/01/2028	4,000	3,380
Credit Acceptance Corp.
6.625% due 03/15/2026	800	799
9.250% due 12/15/2028	5,700	6,083
CTR Partnership LP 3.875% due 06/30/2028	10,000	9,138
Curo Group Holdings Corp. 7.500% due 08/01/2028	775	262
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	5,000	4,980
8.875% due 09/01/2031	3,125	3,314
Five Point Operating Co. LP 7.875% due 11/15/2025	800	793
Ford Motor Credit Co. LLC
3.375% due 11/13/2025	8,100	7,755
4.000% due 11/13/2030	25,000	22,451
4.125% due 08/17/2027	19,500	18,477
4.271% due 01/09/2027	8,000	7,677
7.350% due 11/04/2027	2,800	2,955
7.350% due 03/06/2030	3,050	3,279
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	8,350	8,037
6.500% due 10/01/2025	8,500	8,480
Freedom Mortgage Corp.
6.625% due 01/15/2027	4,900	4,681
7.625% due 05/01/2026	5,400	5,334
12.000% due 10/01/2028	27,175	29,700

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

12.250% due 10/01/2030		18,375	20,186
Greystar Real Estate Partners LLC 7.750% due 09/01/2030		5,600	5,874
HAT Holdings LLC
3.375% due 06/15/2026		19,968	18,780
3.750% due 09/15/2030		13,050	11,008
8.000% due 06/15/2027		37,725	39,332
Highwoods Realty LP 3.050% due 02/15/2030		200	165
Howard Hughes Corp.
4.125% due 02/01/2029		15,000	13,392
4.375% due 02/01/2031		10,000	8,690
5.375% due 08/01/2028		6,000	5,775
Hudson Pacific Properties LP
3.250% due 01/15/2030		200	147
3.950% due 11/01/2027		200	168
4.650% due 04/01/2029		300	244
5.950% due 02/15/2028		1,100	974
Icahn Enterprises LP
5.250% due 05/15/2027		2,825	2,540
6.250% due 05/15/2026		7,750	7,401
Intesa Sanpaolo SpA
4.198% due 06/01/2032		23,975	19,793
5.710% due 01/15/2026		9,000	8,962
7.700% due 09/17/2025 •(e)(g)		21,000	20,687
Jefferies Finance LLC 5.000% due 08/15/2028		1,000	896
Kilroy Realty LP
4.250% due 08/15/2029		200	184
4.750% due 12/15/2028		300	286
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		800	722
LFS Topco LLC 5.875% due 10/15/2026		7,800	7,186
Midcap Financial Issuer Trust
5.625% due 01/15/2030		5,000	4,462
6.500% due 05/01/2028		5,750	5,386
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		5,000	4,527
5.500% due 08/15/2028		9,000	8,664
5.750% due 11/15/2031		7,000	6,537
Navient Corp.
5.000% due 03/15/2027		1,000	966
5.500% due 03/15/2029		1,000	923
Nexi SpA
1.625% due 04/30/2026	EUR	5,000	5,249
2.125% due 04/30/2029 (i)		5,000	4,887
OneMain Finance Corp.
3.500% due 01/15/2027		$9,475	8,775
4.000% due 09/15/2030		10,500	9,000
5.375% due 11/15/2029		7,000	6,565
6.625% due 01/15/2028		5,000	5,051
6.875% due 03/15/2025		10,000	10,131
7.125% due 03/15/2026		10,975	11,189
9.000% due 01/15/2029		22,975	24,309
Oxford Finance LLC 6.375% due 02/01/2027		12,664	11,982
Park Intermediate Holdings LLC
4.875% due 05/15/2029		4,000	3,707
5.875% due 10/01/2028		2,750	2,707
7.500% due 06/01/2025		7,000	7,044
Paysafe Finance PLC 4.000% due 06/15/2029 (i)		18,000	15,907
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		13,000	11,716
5.750% due 09/15/2031		8,000	7,416
7.875% due 12/15/2029		5,650	5,824
PRA Group, Inc. 7.375% due 09/01/2025		13,567	13,500
Provident Funding Associates LP 6.375% due 06/15/2025		7,000	6,458
RHP Hotel Properties LP
4.500% due 02/15/2029		14,000	13,032
4.750% due 10/15/2027		10,000	9,666
RLJ Lodging Trust LP
3.750% due 07/01/2026		2,500	2,371
4.000% due 09/15/2029		15,700	14,125
Rocket Mortgage LLC
3.625% due 03/01/2029		3,500	3,172
3.875% due 03/01/2031		8,000	7,046
4.000% due 10/15/2033		11,000	9,357
SBA Communications Corp.
3.125% due 02/01/2029		21,000	18,891
3.875% due 02/15/2027		20,750	19,941
Service Properties Trust
5.500% due 12/15/2027		5,486	5,029

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

7.500% due 09/15/2025		10,000	10,120
SLM Corp. 3.125% due 11/02/2026		1,800	1,680
Synchrony Financial 7.250% due 02/02/2033		1,000	993
UBS Group AG 9.250% due 11/13/2028 (e)(g)		1,300	1,406
UniCredit SpA 5.459% due 06/30/2035 •		1,800	1,695
USI, Inc. 7.500% due 01/15/2032		500	513

			771,674

INDUSTRIALS 73.3%
180 Medical, Inc. 3.875% due 10/15/2029		11,000	9,920
Academy Ltd. 6.000% due 11/15/2027		3,974	3,907
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		1,000	964
5.500% due 07/01/2028		15,000	14,790
Acushnet Co. 7.375% due 10/15/2028		1,625	1,696
AdaptHealth LLC
4.625% due 08/01/2029		1,800	1,391
5.125% due 03/01/2030		2,300	1,797
6.125% due 08/01/2028		1,200	1,037
Adient Global Holdings Ltd. 4.875% due 08/15/2026		15,000	14,677
ADT Security Corp.
4.125% due 08/01/2029		4,000	3,685
4.875% due 07/15/2032		11,000	10,187
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		20,975	19,352
Air Canada
3.875% due 08/15/2026		10,975	10,492
4.625% due 08/15/2029	CAD	7,150	5,001
Albion Financing SARL 6.125% due 10/15/2026		$12,675	12,570
Allegiant Travel Co. 7.250% due 08/15/2027		29,475	28,874
Allison Transmission, Inc.
3.750% due 01/30/2031		9,475	8,382
4.750% due 10/01/2027		5,000	4,834
5.875% due 06/01/2029		1,300	1,297
Altice Financing SA
3.000% due 01/15/2028	EUR	4,000	3,957
4.250% due 08/15/2029		5,000	4,914
5.750% due 08/15/2029		$15,000	13,331
Altice France Holding SA 6.000% due 02/15/2028		5,000	2,406
Altice France SA
5.125% due 01/15/2029		23,500	18,300
5.125% due 07/15/2029		23,000	17,925
5.500% due 01/15/2028		25,000	20,609
5.500% due 10/15/2029		11,250	8,836
8.125% due 02/01/2027		15,250	14,070
AMC Networks, Inc.
4.250% due 02/15/2029		14,475	11,059
4.750% due 08/01/2025		19,775	19,270
American Airlines Pass-Through Trust 3.375% due 11/01/2028		2,991	2,744
American Airlines, Inc.
5.500% due 04/20/2026		37,458	37,216
5.750% due 04/20/2029		40,450	39,475
8.500% due 05/15/2029		10,000	10,566
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		15,500	13,834
4.000% due 01/15/2028		20,000	18,948
Amsted Industries, Inc. 4.625% due 05/15/2030		10,125	9,280
Antero Resources Corp. 5.375% due 03/01/2030		10,000	9,597
Apache Corp. 4.875% due 11/15/2027		12,500	11,951
APi Group DE, Inc.
4.125% due 07/15/2029		20,750	19,025
4.750% due 10/15/2029		1,000	940
Aramark Services, Inc. 5.000% due 02/01/2028		9,000	8,736
Arches Buyer, Inc. 4.250% due 06/01/2028		20,000	18,134
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		7,000	6,132
4.000% due 09/01/2029		1,000	848

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

Asbury Automotive Group, Inc. 5.000% due 02/15/2032	1,000	910
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	7,000	6,520
7.000% due 11/01/2026	5,000	5,039
8.250% due 12/31/2028	3,000	3,021
ATP Tower Holdings LLC 4.050% due 04/27/2026	800	727
ATS Corp. 4.125% due 12/15/2028	11,000	10,125
Avantor Funding, Inc.
3.875% due 11/01/2029	5,500	5,000
4.625% due 07/15/2028	17,500	16,926
Avient Corp.
5.750% due 05/15/2025	6,250	6,256
7.125% due 08/01/2030	11,000	11,450
Axalta Coating Systems Dutch Holding B BV 7.250% due 02/15/2031	4,500	4,725
Axalta Coating Systems LLC
3.375% due 02/15/2029	17,000	15,273
4.750% due 06/15/2027	8,000	7,782
B&G Foods, Inc. 8.000% due 09/15/2028	11,975	12,589
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	21,150	19,523
3.875% due 01/15/2028	20,000	18,909
4.000% due 10/15/2030	41,900	37,632
4.375% due 01/15/2028	9,000	8,604
5.750% due 04/15/2025	5,000	4,987
Ball Corp.
2.875% due 08/15/2030	17,000	14,605
3.125% due 09/15/2031	6,500	5,611
5.250% due 07/01/2025	7,500	7,496
Bath & Body Works, Inc.
6.625% due 10/01/2030	12,000	12,272
6.875% due 11/01/2035	20,000	20,279
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028	25,375	26,801
Bausch Health Cos., Inc. 5.500% due 11/01/2025	10,000	9,157
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	23,096	22,295
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	10,000	9,127
4.500% due 11/15/2026	6,000	5,851
6.500% due 08/01/2030	2,600	2,660
BellRing Brands, Inc. 7.000% due 03/15/2030	5,800	6,008
Block, Inc.
2.750% due 06/01/2026	2,500	2,359
3.500% due 06/01/2031	14,000	12,457
Boise Cascade Co. 4.875% due 07/01/2030	800	752
Bombardier, Inc.
7.125% due 06/15/2026	9,309	9,274
7.500% due 02/01/2029	11,000	11,192
7.875% due 04/15/2027	8,700	8,710
8.750% due 11/15/2030	47,875	51,032
Boyd Gaming Corp.
4.750% due 12/01/2027	7,000	6,748
4.750% due 06/15/2031	11,000	10,108
Buckeye Partners LP
4.125% due 03/01/2025	7,000	6,795
4.500% due 03/01/2028	5,200	4,904
5.850% due 11/15/2043	2,625	2,131
Builders FirstSource, Inc.
4.250% due 02/01/2032	7,000	6,324
5.000% due 03/01/2030	13,000	12,567
Cable One, Inc. 4.000% due 11/15/2030	8,800	7,136
Cablevision Lightpath LLC
3.875% due 09/15/2027	7,000	6,154
5.625% due 09/15/2028	7,000	5,524
Caesars Entertainment, Inc.
4.625% due 10/15/2029	20,000	18,065
6.250% due 07/01/2025	14,250	14,300
7.000% due 02/15/2030	9,250	9,491
Caesars Resort Collection LLC 5.750% due 07/01/2025	5,000	5,003
Camelot Finance SA 4.500% due 11/01/2026	12,500	12,213
Capstone Borrower, Inc. 8.000% due 06/15/2030	8,000	8,332
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	25,579	23,439

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

Carnival Corp.
4.000% due 08/01/2028		37,150	34,563
5.750% due 03/01/2027		30,000	29,286
6.000% due 05/01/2029		13,500	13,000
7.000% due 08/15/2029		9,375	9,794
7.625% due 03/01/2026 (i)		17,975	18,311
Cascades, Inc.
5.125% due 01/15/2026		7,000	6,846
5.375% due 01/15/2028		7,500	7,266
Catalent Pharma Solutions, Inc.
2.375% due 03/01/2028	EUR	5,000	4,819
3.125% due 02/15/2029		$16,750	14,677
3.500% due 04/01/2030		7,600	6,620
5.000% due 07/15/2027		8,000	7,738
CCO Holdings LLC
4.250% due 02/01/2031		30,000	26,258
4.250% due 01/15/2034		15,000	12,210
4.500% due 08/15/2030		27,750	25,053
4.500% due 05/01/2032		25,000	21,445
4.500% due 06/01/2033		25,000	21,186
4.750% due 03/01/2030		27,000	24,710
5.000% due 02/01/2028		17,500	16,757
5.125% due 05/01/2027		10,000	9,668
5.375% due 06/01/2029		12,500	11,800
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		14,950	14,806
Cedar Fair LP 5.250% due 07/15/2029		7,500	7,084
Cellnex Finance Co. SA 3.875% due 07/07/2041		800	620
Central Garden & Pet Co.
4.125% due 10/15/2030		5,000	4,553
5.125% due 02/01/2028		1,500	1,465
Central Parent LLC 8.000% due 06/15/2029		11,000	11,490
CGG SA 8.750% due 04/01/2027		800	729
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		5,700	5,396
Chesapeake Energy Corp.
5.500% due 02/01/2026		6,000	5,953
5.875% due 02/01/2029		4,650	4,562
6.750% due 04/15/2029		30,975	31,296
Chobani LLC 4.625% due 11/15/2028		800	749
Churchill Downs, Inc.
4.750% due 01/15/2028		16,975	16,279
5.500% due 04/01/2027		6,000	5,942
5.750% due 04/01/2030		15,000	14,642
6.750% due 05/01/2031		6,400	6,504
Cinemark USA, Inc.
5.250% due 07/15/2028		8,700	7,990
5.875% due 03/15/2026		1,975	1,935
Citgo Petroleum Corp. 8.375% due 01/15/2029		14,800	15,231
Clarios Global LP
4.375% due 05/15/2026	EUR	4,000	4,394
6.250% due 05/15/2026		$9,413	9,431
6.750% due 05/15/2028		17,450	17,814
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		20,000	18,875
4.875% due 07/01/2029		9,825	9,229
Clean Harbors, Inc.
4.875% due 07/15/2027		5,000	4,904
6.375% due 02/01/2031		6,000	6,100
Clearwater Paper Corp. 4.750% due 08/15/2028		5,000	4,658
Cloud Software Group, Inc. 6.500% due 03/31/2029		30,000	28,598
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		10,000	9,843
8.750% due 04/15/2030		17,250	16,104
Coherent Corp. 5.000% due 12/15/2029		7,100	6,751
CommScope, Inc.
4.750% due 09/01/2029		5,800	3,900
6.000% due 03/01/2026		3,000	2,677
Community Health Systems, Inc.
4.750% due 02/15/2031		17,000	13,387
5.250% due 05/15/2030		10,000	8,377
5.625% due 03/15/2027		21,875	20,353
6.000% due 01/15/2029		9,092	8,194
8.000% due 03/15/2026		7,061	7,044
Comstock Resources, Inc.
5.875% due 01/15/2030		8,200	7,123
6.750% due 03/01/2029		11,000	10,073

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

Connect Finco SARL 6.750% due 10/01/2026		10,000	9,949
Consolidated Communications, Inc. 5.000% due 10/01/2028		4,000	3,284
CoreLogic, Inc. 4.500% due 05/01/2028		9,482	8,316
Coty, Inc.
3.875% due 04/15/2026	EUR	10,500	11,598
4.750% due 01/15/2029		$600	573
5.000% due 04/15/2026		4,702	4,631
6.625% due 07/15/2030		13,975	14,365
Covanta Holding Corp.
4.875% due 12/01/2029		8,000	6,999
5.000% due 09/01/2030		5,000	4,267
CQP Holdco LP 5.500% due 06/15/2031		16,000	15,184
Crocs, Inc.
4.125% due 08/15/2031		14,000	11,864
4.250% due 03/15/2029		1,000	897
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		16,975	15,360
Crown Americas LLC
4.250% due 09/30/2026		10,000	9,710
4.750% due 02/01/2026		5,000	4,956
5.250% due 04/01/2030		1,000	986
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		1,500	1,576
CSC Holdings LLC
3.375% due 02/15/2031		10,000	7,307
4.125% due 12/01/2030		10,000	7,619
4.500% due 11/15/2031		1,000	757
5.375% due 02/01/2028		5,000	4,421
5.500% due 04/15/2027		12,000	11,100
6.500% due 02/01/2029		11,600	10,247
DaVita, Inc. 4.625% due 06/01/2030		29,700	25,954
Diamond Foreign Asset Co. 8.500% due 10/01/2030		4,200	4,298
Diamond Sports Group LLC 5.375% due 08/15/2026 ^(b)		10,000	512
Directv Financing LLC 5.875% due 08/15/2027		29,600	27,836
DISH DBS Corp.
5.250% due 12/01/2026		21,000	18,031
5.750% due 12/01/2028		21,850	17,469
5.875% due 11/15/2024		8,500	7,978
7.750% due 07/01/2026		7,000	4,883
DISH Network Corp. 11.750% due 11/15/2027		20,000	20,893
DT Midstream, Inc.
4.125% due 06/15/2029		9,525	8,774
4.375% due 06/15/2031		13,250	11,969
Dun & Bradstreet Corp. 5.000% due 12/15/2029		9,000	8,405
Edgewell Personal Care Co.
4.125% due 04/01/2029		5,500	5,012
5.500% due 06/01/2028		4,500	4,421
Elanco Animal Health, Inc. 6.650% due 08/28/2028		10,000	10,387
Element Solutions, Inc. 3.875% due 09/01/2028		16,000	14,746
Embecta Corp. 5.000% due 02/15/2030 (i)		19,800	16,821
Emerald Debt Merger Sub LLC 6.625% due 12/15/2030		15,200	15,544
EnLink Midstream LLC
5.375% due 06/01/2029		2,500	2,449
5.625% due 01/15/2028		2,200	2,177
6.500% due 09/01/2030		12,000	12,265
EnLink Midstream Partners LP
4.150% due 06/01/2025		4,768	4,665
4.850% due 07/15/2026		5,000	4,905
5.450% due 06/01/2047		6,375	5,577
EQM Midstream Partners LP
4.125% due 12/01/2026		4,000	3,867
4.500% due 01/15/2029		30,625	28,960
4.750% due 01/15/2031		17,450	16,263
5.500% due 07/15/2028		5,000	4,957
6.500% due 07/01/2027		17,900	18,238
6.500% due 07/15/2048		12,500	12,827
7.500% due 06/01/2030		5,750	6,188
FAGE International SA 5.625% due 08/15/2026 (i)		3,705	3,629
Fair Isaac Corp. 5.250% due 05/15/2026		800	795

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

Ferrellgas LP 5.875% due 04/01/2029	1,000	946
Fertitta Entertainment LLC
4.625% due 01/15/2029	10,000	9,083
6.750% due 01/15/2030	10,000	8,791
First Student Bidco, Inc. 4.000% due 07/31/2029	22,250	19,316
Ford Motor Co. 6.100% due 08/19/2032	17,500	17,649
Fortrea Holdings, Inc. 7.500% due 07/01/2030	10,775	11,079
Frontier Communications Holdings LLC
5.000% due 05/01/2028	8,500	7,863
5.875% due 10/15/2027	10,975	10,612
8.750% due 05/15/2030	5,000	5,148
Gap, Inc.
3.625% due 10/01/2029	28,379	24,299
3.875% due 10/01/2031	19,375	15,983
Garda World Security Corp.
4.625% due 02/15/2027	13,000	12,543
6.000% due 06/01/2029	5,000	4,487
7.750% due 02/15/2028	6,000	6,214
Gartner, Inc.
3.625% due 06/15/2029	10,000	9,037
3.750% due 10/01/2030	5,000	4,425
4.500% due 07/01/2028	5,000	4,745
GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	9,251
4.000% due 08/01/2028	10,000	9,250
4.250% due 06/01/2025	4,000	3,943
4.375% due 08/15/2029	1,000	924
5.125% due 12/15/2026	2,500	2,475
6.750% due 01/15/2031	12,600	12,997
GN Bondco LLC 9.500% due 10/15/2031	24,375	23,830
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	1,800	1,632
goeasy Ltd.
4.375% due 05/01/2026	6,000	5,783
9.250% due 12/01/2028	23,350	24,958
GoTo Group, Inc. 5.500% due 09/01/2027	5,000	2,423
Graphic Packaging International LLC
3.500% due 03/15/2028	5,000	4,645
3.500% due 03/01/2029	5,000	4,520
3.750% due 02/01/2030	10,000	9,016
4.125% due 08/15/2024	5,000	4,935
Gray Television, Inc. 5.875% due 07/15/2026	3,780	3,680
Grifols SA 4.750% due 10/15/2028	9,400	8,535
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031	16,100	17,024
GYP Holdings Corp. 4.625% due 05/01/2029	800	735
Harbour Energy PLC 5.500% due 10/15/2026	15,800	15,460
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	8,000	7,544
HCA, Inc. 8.360% due 04/15/2024	3,000	3,018
HealthEquity, Inc. 4.500% due 10/01/2029	6,800	6,322
Hertz Corp. 4.625% due 12/01/2026	1,787	1,604
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	14,000	12,235
3.750% due 05/01/2029	9,400	8,725
4.000% due 05/01/2031	9,000	8,253
5.375% due 05/01/2025	5,000	4,998
5.750% due 05/01/2028	5,250	5,256
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	15,000	13,296
5.000% due 06/01/2029	11,175	10,323
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	5,000	4,928
Hologic, Inc. 3.250% due 02/15/2029	12,475	11,324
Howard Midstream Energy Partners LLC
6.750% due 01/15/2027	8,425	8,340
8.875% due 07/15/2028	16,500	17,336
Howmet Aerospace, Inc. 5.950% due 02/01/2037	7,500	7,837
iHeartCommunications, Inc.
4.750% due 01/15/2028	5,100	3,928
5.250% due 08/15/2027	7,100	5,648

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)		10,000	9,590
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		5,200	5,072
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		6,500	6,387
Imola Merger Corp. 4.750% due 05/15/2029		26,500	25,211
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	3,250	3,485
Ingevity Corp. 3.875% due 11/01/2028		$9,000	8,071
Innophos Holdings, Inc. 9.375% due 02/15/2028		8,540	7,765
Installed Building Products, Inc. 5.750% due 02/01/2028		11,000	10,731
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		15,300	14,291
International Game Technology PLC
5.250% due 01/15/2029		5,000	4,899
6.250% due 01/15/2027		3,000	3,046
6.500% due 02/15/2025		2,267	2,271
IQVIA, Inc.
5.000% due 10/15/2026		15,000	14,867
5.000% due 05/15/2027		6,000	5,892
IRB Holding Corp. 7.000% due 06/15/2025		20,000	20,016
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (a)		9,613	8,170
Jazz Securities DAC 4.375% due 01/15/2029		1,800	1,678
JELD-WEN, Inc.
4.625% due 12/15/2025		1,000	969
4.875% due 12/15/2027		6,750	6,386
Kaiser Aluminum Corp.
4.500% due 06/01/2031		5,475	4,728
4.625% due 03/01/2028		13,225	12,248
KFC Holding Co. 4.750% due 06/01/2027		7,000	6,900
Kinetik Holdings LP
5.875% due 06/15/2030		12,000	11,788
6.625% due 12/15/2028		2,250	2,294
LABL, Inc.
5.875% due 11/01/2028		22,125	20,087
6.750% due 07/15/2026		14,400	14,019
Lamar Media Corp.
3.625% due 01/15/2031		5,000	4,447
3.750% due 02/15/2028		5,565	5,238
4.875% due 01/15/2029		5,000	4,844
Lamb Weston Holdings, Inc.
4.125% due 01/31/2030		6,000	5,537
4.375% due 01/31/2032		3,450	3,152
4.875% due 05/15/2028		8,000	7,832
Las Vegas Sands Corp.
3.500% due 08/18/2026		15,800	15,071
3.900% due 08/08/2029		44,968	41,490
LCPR Senior Secured Financing DAC 6.750% due 10/15/2027		800	784
Legacy LifePoint Health LLC 4.375% due 02/15/2027		12,400	11,462
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		5,500	5,495
Level 3 Financing, Inc.
3.625% due 01/15/2029		5,000	2,625
3.750% due 07/15/2029		15,000	7,800
4.250% due 07/01/2028		7,000	4,165
Levi Strauss & Co. 3.500% due 03/01/2031		5,800	5,028
LifePoint Health, Inc. 11.000% due 10/15/2030		24,870	26,223
Light & Wonder International, Inc. 7.500% due 09/01/2031		9,900	10,333
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/2028		9,400	9,762
Lindblad Expeditions LLC 6.750% due 02/15/2027		15,600	15,535
Lithia Motors, Inc.
3.875% due 06/01/2029		1,800	1,628
4.375% due 01/15/2031		1,000	910
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,000	1,870
4.750% due 10/15/2027		5,200	4,990
4.875% due 11/01/2024		7,000	6,943
6.500% due 05/15/2027		10,750	10,945
Madison IAQ LLC 4.125% due 06/30/2028		5,100	4,642

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		9,000	7,941
4.750% due 01/15/2028		9,000	8,275
Masonite International Corp. 5.375% due 02/01/2028		7,000	6,730
Mauser Packaging Solutions Holding Co. 7.875% due 08/15/2026		21,000	21,390
Medline Borrower LP
3.875% due 04/01/2029		54,950	49,749
5.250% due 10/01/2029		35,000	33,037
MEG Energy Corp.
5.875% due 02/01/2029		5,000	4,864
7.125% due 02/01/2027		10,000	10,169
Merlin Entertainments Ltd. 5.750% due 06/15/2026		6,000	5,943
MGM Resorts International
4.625% due 09/01/2026		10,000	9,767
4.750% due 10/15/2028		2,000	1,907
5.500% due 04/15/2027		1,000	993
5.750% due 06/15/2025		5,727	5,708
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		15,000	13,967
Molina Healthcare, Inc. 3.875% due 05/15/2032		1,800	1,575
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		33,050	29,631
Murphy Oil USA, Inc. 3.750% due 02/15/2031		5,100	4,447
Nabors Industries, Inc. 7.375% due 05/15/2027		7,750	7,601
NCL Corp. Ltd.
5.875% due 02/15/2027		5,500	5,456
8.125% due 01/15/2029		1,000	1,045
8.375% due 02/01/2028		10,000	10,595
NCR Atleos Corp. 9.500% due 04/01/2029		28,000	29,774
NCR Corp.
5.000% due 10/01/2028		7,000	6,624
5.125% due 04/15/2029		5,000	4,759
5.250% due 10/01/2030		8,500	7,817
Nesco Holdings, Inc. 5.500% due 04/15/2029		7,250	6,711
Newell Brands, Inc.
6.375% due 09/15/2027 (i)		6,500	6,474
6.375% due 04/01/2036		6,631	6,077
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028		25,600	27,561
Nexstar Media, Inc.
4.750% due 11/01/2028		10,975	10,122
5.625% due 07/15/2027		10,975	10,621
NextEra Energy Operating Partners LP
3.875% due 10/15/2026		1,000	953
4.250% due 07/15/2024		4,450	4,402
4.250% due 09/15/2024		91	88
4.500% due 09/15/2027		20,673	19,914
7.250% due 01/15/2029		8,425	8,825
Noble Finance LLC 8.000% due 04/15/2030		25,839	26,909
Northriver Midstream Finance LP 5.625% due 02/15/2026		16,300	15,820
Novelis Corp.
3.250% due 11/15/2026		15,000	14,131
3.875% due 08/15/2031		18,000	15,888
4.750% due 01/30/2030		25,000	23,551
NuStar Logistics LP
5.750% due 10/01/2025		7,000	6,962
6.375% due 10/01/2030		7,500	7,524
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	5,000	5,075
4.250% due 10/01/2028		$32,431	29,219
5.375% due 10/01/2029	EUR	8,650	8,197
6.250% due 10/01/2029		$16,000	14,229
7.125% due 10/01/2027		1,597	1,600
ON Semiconductor Corp. 3.875% due 09/01/2028		11,000	10,212
Open Text Corp. 3.875% due 12/01/2029		7,250	6,509
Open Text Holdings, Inc. 4.125% due 12/01/2031		7,500	6,644
Option Care Health, Inc. 4.375% due 10/31/2029		13,000	11,765
Organon & Co.
4.125% due 04/30/2028		25,975	23,933
5.125% due 04/30/2031		43,600	37,340
Outfront Media Capital LLC
4.250% due 01/15/2029		5,000	4,517

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

4.625% due 03/15/2030		5,500	4,910
5.000% due 08/15/2027		15,000	14,511
7.375% due 02/15/2031		14,000	14,711
Owens & Minor, Inc. 6.625% due 04/01/2030 (i)		7,600	7,266
Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031		11,600	11,776
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		12,000	11,231
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		25,000	23,391
Pactiv LLC 7.950% due 12/15/2025		10,972	11,145
Papa John's International, Inc. 3.875% due 09/15/2029		5,000	4,428
Parkland Corp.
4.500% due 10/01/2029		1,000	918
4.625% due 05/01/2030		1,000	921
PDC Energy, Inc. 5.750% due 05/15/2026		10,000	9,987
Performance Food Group, Inc.
4.250% due 08/01/2029		8,975	8,241
5.500% due 10/15/2027		8,500	8,384
6.875% due 05/01/2025		3,500	3,512
Permian Resources Operating LLC
5.375% due 01/15/2026		9,500	9,382
5.875% due 07/01/2029		10,000	9,763
6.875% due 04/01/2027		8,000	8,003
7.000% due 01/15/2032		5,100	5,265
PetSmart, Inc.
4.750% due 02/15/2028		11,475	10,827
7.750% due 02/15/2029		8,200	7,984
Post Holdings, Inc.
4.500% due 09/15/2031		4,000	3,590
4.625% due 04/15/2030		20,475	18,855
5.500% due 12/15/2029		12,000	11,575
5.625% due 01/15/2028		9,075	8,999
5.750% due 03/01/2027		6,871	6,822
PRA Health Sciences, Inc. 2.875% due 07/15/2026		5,800	5,423
Presidio Holdings, Inc. 4.875% due 02/01/2027		12,000	11,774
Prestige Brands, Inc. 3.750% due 04/01/2031		800	700
Prime Security Services Borrower LLC
3.375% due 08/31/2027		14,000	12,989
5.250% due 04/15/2024		1,067	1,061
5.750% due 04/15/2026		8,000	8,048
6.250% due 01/15/2028		14,000	13,929
PTC, Inc. 4.000% due 02/15/2028		6,205	5,886
Raising Cane's Restaurants LLC 9.375% due 05/01/2029		4,225	4,514
Rand Parent LLC 8.500% due 02/15/2030		800	766
Range Resources Corp.
4.750% due 02/15/2030		5,000	4,627
4.875% due 05/15/2025		6,000	5,930
8.250% due 01/15/2029		5,000	5,181
Resorts World Las Vegas LLC
4.625% due 04/16/2029		3,675	3,207
8.450% due 07/27/2030		8,900	9,187
Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028		4,700	4,845
7.750% due 03/15/2031		8,650	9,233
ROBLOX Corp. 3.875% due 05/01/2030		10,000	8,927
Rockcliff Energy LLC 5.500% due 10/15/2029		21,000	19,876
Rockies Express Pipeline LLC
3.600% due 05/15/2025		3,200	3,100
4.800% due 05/15/2030		6,000	5,498
4.950% due 07/15/2029		11,750	11,249
6.875% due 04/15/2040		6,000	5,879
7.500% due 07/15/2038		600	607
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		800	741
Rolls-Royce PLC
3.625% due 10/14/2025		3,000	2,893
5.750% due 10/15/2027		10,500	10,525
5.750% due 10/15/2027	GBP	1,750	2,245
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		$16,000	15,464
5.375% due 07/15/2027		18,875	18,697
5.500% due 08/31/2026		30,000	29,723
5.500% due 04/01/2028		21,550	21,289

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

7.250% due 01/15/2030		11,000	11,495
7.500% due 10/15/2027		1,000	1,053
9.250% due 01/15/2029		10,975	11,812
Sabre Global, Inc.
8.625% due 06/01/2027		9,532	8,682
11.250% due 12/15/2027		6,600	6,489
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		18,000	16,858
6.625% due 05/01/2029		5,000	4,673
Scotts Miracle-Gro Co.
4.000% due 04/01/2031		3,000	2,549
4.375% due 02/01/2032		9,675	8,187
Scripps Escrow, Inc.
3.875% due 01/15/2029		8,000	7,084
5.375% due 01/15/2031		2,750	2,021
5.875% due 07/15/2027		9,500	8,449
Seadrill Finance Ltd. 8.375% due 08/01/2030		14,700	15,349
Seagate HDD Cayman
4.091% due 06/01/2029		1,200	1,111
5.750% due 12/01/2034		2,000	1,924
8.250% due 12/15/2029		4,450	4,803
8.500% due 07/15/2031		4,850	5,267
9.625% due 12/01/2032		10,000	11,443
Sealed Air Corp.
5.000% due 04/15/2029		5,000	4,840
6.125% due 02/01/2028		5,750	5,803
6.875% due 07/15/2033		8,710	9,248
7.250% due 02/15/2031		5,000	5,308
Select Medical Corp. 6.250% due 08/15/2026		10,000	10,056
Sensata Technologies BV
4.000% due 04/15/2029		2,000	1,861
5.000% due 10/01/2025		7,000	7,013
Sensata Technologies, Inc.
3.750% due 02/15/2031		16,175	14,279
4.375% due 02/15/2030		5,000	4,650
Shift4 Payments LLC 4.625% due 11/01/2026		800	778
Simmons Foods, Inc. 4.625% due 03/01/2029		16,000	13,859
Sinclair Television Group, Inc. 5.500% due 03/01/2030		2,250	1,690
Sirius XM Radio, Inc.
3.125% due 09/01/2026		5,000	4,702
3.875% due 09/01/2031		7,000	5,997
4.000% due 07/15/2028		16,000	14,808
4.125% due 07/01/2030		15,000	13,386
5.000% due 08/01/2027		5,000	4,833
5.500% due 07/01/2029		1,000	968
SM Energy Co. 6.500% due 07/15/2028		10,000	10,016
Southwestern Energy Co.
4.750% due 02/01/2032		10,000	9,265
5.375% due 02/01/2029		6,000	5,861
5.375% due 03/15/2030		12,500	12,221
Spectrum Brands, Inc.
3.875% due 03/15/2031		10,000	9,111
5.000% due 10/01/2029		10,000	9,552
Speedway Motorsports LLC 4.875% due 11/01/2027		12,500	11,774
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		10,000	8,857
9.375% due 11/30/2029		11,975	13,119
9.750% due 11/15/2030		18,980	20,427
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		20,683	14,899
SRS Distribution, Inc.
4.625% due 07/01/2028		15,000	14,247
6.000% due 12/01/2029		10,000	9,336
6.125% due 07/01/2029		5,000	4,746
Stagwell Global LLC 5.625% due 08/15/2029		1,800	1,658
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	4,000	4,189
3.375% due 01/15/2031		$27,000	23,268
4.375% due 07/15/2030		17,750	16,323
4.750% due 01/15/2028		12,500	12,042
5.000% due 02/15/2027		12,500	12,196
Star Parent, Inc. 9.000% due 10/01/2030		6,075	6,410
Station Casinos LLC
4.500% due 02/15/2028		8,000	7,549
4.625% due 12/01/2031		6,000	5,416
Strathcona Resources Ltd. 6.875% due 08/01/2026		3,500	3,345

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

Suburban Propane Partners LP 5.000% due 06/01/2031		11,000	9,989
Summer BC Bidco B LLC 5.500% due 10/31/2026		2,900	2,719
Tapestry, Inc. 7.700% due 11/27/2030		15,575	16,409
Taylor Morrison Communities, Inc. 5.125% due 08/01/2030		800	775
TEGNA, Inc.
4.625% due 03/15/2028		8,500	7,950
4.750% due 03/15/2026		2,500	2,434
5.000% due 09/15/2029		14,000	12,845
Teleflex, Inc. 4.250% due 06/01/2028		15,000	14,232
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028		7,000	6,577
Tempo Acquisition LLC 5.750% due 06/01/2025		12,500	12,535
Tenet Healthcare Corp.
4.250% due 06/01/2029		1,000	932
4.375% due 01/15/2030		11,000	10,206
4.625% due 06/15/2028		10,000	9,549
4.875% due 01/01/2026		5,500	5,442
5.125% due 11/01/2027		7,000	6,848
6.125% due 10/01/2028		30,000	29,941
6.125% due 06/15/2030		26,000	26,321
6.250% due 02/01/2027		7,000	7,039
6.875% due 11/15/2031		1,000	1,028
Thor Industries, Inc. 4.000% due 10/15/2029		9,425	8,418
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	4,500	4,820
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027		$12,550	12,337
Topaz Solar Farms LLC 5.750% due 09/30/2039		800	797
TopBuild Corp.
3.625% due 03/15/2029		1,500	1,361
4.125% due 02/15/2032		12,500	11,137
TransDigm, Inc.
4.625% due 01/15/2029		59,050	55,477
4.875% due 05/01/2029		1,000	936
5.500% due 11/15/2027		25,000	24,514
6.250% due 03/15/2026		16,500	16,488
6.750% due 08/15/2028		12,000	12,292
6.875% due 12/15/2030		25,475	26,256
7.125% due 12/01/2031		20,375	21,377
Transocean Aquila Ltd. 8.000% due 09/30/2028		1,000	1,016
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		2,150	2,232
Transocean, Inc. 8.750% due 02/15/2030		7,600	7,946
Travel & Leisure Co.
4.500% due 12/01/2029		15,000	13,452
4.625% due 03/01/2030		13,500	12,090
6.000% due 04/01/2027		1,000	995
6.625% due 07/31/2026		10,000	10,097
TriNet Group, Inc.
3.500% due 03/01/2029		800	717
7.125% due 08/15/2031		7,600	7,789
TripAdvisor, Inc. 7.000% due 07/15/2025		7,000	7,024
Triumph Group, Inc.
7.750% due 08/15/2025		5,000	4,988
9.000% due 03/15/2028		21,175	22,543
Twilio, Inc.
3.625% due 03/15/2029		8,000	7,307
3.875% due 03/15/2031		9,000	8,033
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026		11,000	9,204
U.S. Foods, Inc.
4.625% due 06/01/2030		9,000	8,396
4.750% due 02/15/2029		21,375	20,317
6.875% due 09/15/2028		3,750	3,865
7.250% due 01/15/2032		3,775	3,941
Uber Technologies, Inc. 4.500% due 08/15/2029		22,975	21,960
United Airlines, Inc.
4.375% due 04/15/2026		20,100	19,601
4.625% due 04/15/2029		36,600	34,268
United Rentals North America, Inc. 4.000% due 07/15/2030		10,000	9,222
Univision Communications, Inc.
4.500% due 05/01/2029		20,000	17,868
5.125% due 02/15/2025		3,455	3,445

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

6.625% due 06/01/2027		10,000	9,980
7.375% due 06/30/2030		7,500	7,487
8.000% due 08/15/2028		9,700	10,014
UPC Holding BV 5.500% due 01/15/2028		13,000	12,268
USA Compression Partners LP
6.875% due 04/01/2026		5,000	4,984
6.875% due 09/01/2027		4,275	4,229
Valaris Ltd. 8.375% due 04/30/2030		24,900	25,532
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		7,950	7,222
3.875% due 11/01/2033		6,925	5,877
4.125% due 08/15/2031		16,675	14,712
Venture Global LNG, Inc.
8.125% due 06/01/2028		16,400	16,577
8.375% due 06/01/2031		72,625	72,697
9.875% due 02/01/2032		22,025	22,956
Vertiv Group Corp. 4.125% due 11/15/2028		21,600	20,279
Viasat, Inc. 5.625% due 04/15/2027		3,300	3,196
Viavi Solutions, Inc. 3.750% due 10/01/2029		8,036	7,045
Victoria's Secret & Co. 4.625% due 07/15/2029		9,050	7,571
Viking Cruises Ltd.
7.000% due 02/15/2029		5,000	4,962
9.125% due 07/15/2031		18,000	19,193
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		7,000	6,831
Virgin Media Finance PLC 5.000% due 07/15/2030		10,000	8,829
Virgin Media Secured Finance PLC
4.500% due 08/15/2030		13,000	11,591
5.500% due 05/15/2029		12,800	12,382
Vital Energy, Inc. 9.750% due 10/15/2030		7,850	8,144
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,750	1,782
4.250% due 01/31/2031		$16,000	13,992
4.750% due 07/15/2031		16,000	14,302
VOC Escrow Ltd. 5.000% due 02/15/2028		5,000	4,792
Weatherford International Ltd. 8.625% due 04/30/2030		1,000	1,045
WESCO Distribution, Inc.
7.125% due 06/15/2025		17,500	17,641
7.250% due 06/15/2028		18,000	18,514
White Cap Buyer LLC 6.875% due 10/15/2028		29,000	28,109
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (a)		8,500	8,472
Williams Scotsman, Inc.
4.625% due 08/15/2028		9,875	9,337
6.125% due 06/15/2025		4,050	4,062
7.375% due 10/01/2031		6,600	6,926
WMG Acquisition Corp.
3.000% due 02/15/2031		19,975	17,140
3.750% due 12/01/2029		10,000	9,117
3.875% due 07/15/2030		15,000	13,587
WR Grace Holdings LLC
4.875% due 06/15/2027		10,000	9,634
7.375% due 03/01/2031		5,900	5,911
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		10,000	9,358
Wynn Las Vegas LLC
5.250% due 05/15/2027		16,000	15,583
5.500% due 03/01/2025		5,807	5,781
Wynn Resorts Finance LLC
5.125% due 10/01/2029		8,000	7,559
7.125% due 02/15/2031		9,250	9,644
XPO, Inc. 7.125% due 06/01/2031		8,000	8,290
Yum! Brands, Inc.
3.625% due 03/15/2031		14,100	12,732
4.625% due 01/31/2032		12,500	11,703
4.750% due 01/15/2030		7,000	6,793
6.875% due 11/15/2037		6,250	6,870
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		6,100	4,897
ZF North America Capital, Inc.
6.875% due 04/14/2028		2,900	3,007
7.125% due 04/14/2030		4,350	4,641
Ziff Davis, Inc. 4.625% due 10/15/2030		6,561	6,027

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

Ziggo BV 4.875% due 01/15/2030		18,200	16,256
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,800	1,574
ZoomInfo Technologies LLC 3.875% due 02/01/2029		12,500	11,345

			6,183,992

UTILITIES 4.5%
Antero Midstream Partners LP
5.375% due 06/15/2029		10,000	9,626
5.750% due 03/01/2027		9,600	9,532
Blue Racer Midstream LLC
6.625% due 07/15/2026		8,000	7,959
7.625% due 12/15/2025		5,400	5,476
C&W Senior Financing DAC 6.875% due 09/15/2027		800	746
Calpine Corp.
3.750% due 03/01/2031		25,775	22,637
4.500% due 02/15/2028		7,750	7,376
4.625% due 02/01/2029		1,000	930
5.000% due 02/01/2031		12,000	11,016
5.125% due 03/15/2028		10,000	9,594
5.250% due 06/01/2026		7,011	6,922
Clearway Energy Operating LLC
3.750% due 02/15/2031		1,000	882
4.750% due 03/15/2028		14,500	13,981
CrownRock LP
5.000% due 05/01/2029		2,000	1,952
5.625% due 10/15/2025		10,000	9,993
Edison International 8.125% due 06/15/2053 •		1,000	1,023
Electricite de France SA 9.125% due 03/15/2033 (e)		7,600	8,504
Endeavor Energy Resources LP 5.750% due 01/30/2028		27,150	27,193
FirstEnergy Corp. 3.400% due 03/01/2050		1,800	1,271
Genesis Energy LP
6.250% due 05/15/2026		5,000	4,999
7.750% due 02/01/2028		2,000	2,009
8.000% due 01/15/2027		11,475	11,674
8.250% due 01/15/2029		550	566
8.875% due 04/15/2030		4,500	4,658
NGL Energy Operating LLC 7.500% due 02/01/2026		14,900	15,061
NRG Energy, Inc.
3.375% due 02/15/2029		8,750	7,738
5.250% due 06/15/2029		5,500	5,332
6.625% due 01/15/2027		4,460	4,473
NSG Holdings LLC 7.750% due 12/15/2025		1,112	1,107
PBF Holding Co. LLC
6.000% due 02/15/2028		1,800	1,754
7.875% due 09/15/2030		4,850	4,945
PG&E Corp.
5.000% due 07/01/2028		5,000	4,868
5.250% due 07/01/2030		5,000	4,828
Tallgrass Energy Partners LP
5.500% due 01/15/2028		10,000	9,461
6.000% due 12/31/2030		5,875	5,470
7.500% due 10/01/2025		2,000	2,012
Telecom Italia Capital SA
6.375% due 11/15/2033		10,000	9,794
7.200% due 07/18/2036		5,350	5,378
7.721% due 06/04/2038		1,000	1,020
Telecom Italia SpA 7.875% due 07/31/2028	EUR	54,000	66,391
TerraForm Power Operating LLC
4.750% due 01/15/2030		$8,500	7,914
5.000% due 01/31/2028		15,000	14,583
Vistra Operations Co. LLC
4.375% due 05/01/2029		9,975	9,323
5.000% due 07/31/2027		6,000	5,845
7.750% due 10/15/2031		14,775	15,356

			383,172

Total Corporate Bonds & Notes (Cost $7,555,861)			7,338,838

U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Notes
2.750% due 04/30/2027 (k)		100,700	96,878
3.625% due 05/15/2026		174,100	172,114
4.250% due 05/31/2025 (i)		167,100	166,513

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

4.250% due 10/15/2025 (i)	200,000	199,652
4.500% due 11/15/2025 (k)	50,000	50,175

Total U.S. Treasury Obligations (Cost $688,106)		685,332

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust 4.394% due 10/25/2035 «~	6	5
Countrywide Home Loan Mortgage Pass-Through Trust 4.703% due 02/20/2036 «~	0	2
First Horizon Alternative Mortgage Securities Trust 6.222% due 10/25/2034 «~	5	5
GSR Mortgage Loan Trust 5.939% due 04/25/2035 «~	5	4
HarborView Mortgage Loan Trust 4.725% due 08/19/2036 «~	5	5
Lehman XS Trust 5.950% due 09/25/2046 «•	9	12
TBW Mortgage-Backed Trust 6.515% due 07/25/2037 þ	139	54

Total Non-Agency Mortgage-Backed Securities (Cost $139)		87

ASSET-BACKED SECURITIES 0.0%
NovaStar Mortgage Funding Trust 5.570% due 03/25/2037 •	54	18

Total Asset-Backed Securities (Cost $53)		18

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (h) 0.5%		44,548

U.S. TREASURY BILLS 1.6%
5.391% due 02/08/2024 - 04/09/2024 (c)(d)(k)(m)	136,682	134,876

Total Short-Term Instruments (Cost $179,410)		179,424

Total Investments in Securities (Cost $8,497,179)		8,272,139

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
MUTUAL FUNDS 0.7% (f)
PIMCO Senior Loan Active Exchange-Traded Fund	1,124,300	56,755

Total Mutual Funds (Cost $56,266)		56,755

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	1,172	11

Total Short-Term Instruments (Cost $11)		11

Total Investments in Affiliates (Cost $56,277)		56,766

Total Investments 98.7% (Cost $8,553,456)		$8,328,905
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $2,332)		(1,019)
Other Assets and Liabilities, net 1.3%		111,579

Net Assets 100.0%		$8,439,465

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	5.420%	01/02/2024	01/03/2024	$26,900	Fannie Mae 3.000% due 06/01/2051	$(27,697)	$26,900	$26,900
FICC	2.600	12/29/2023	01/02/2024	17,648	U.S. Treasury Notes 4.875% due 11/30/2025	(18,001)	17,648	17,652

Total Repurchase Agreements	$(45,698)	$44,548	$44,552

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.250%	12/15/2023	02/02/2024	$(3,863)	$(3,871)
BPS	4.500	11/22/2023	TBD(3)	(6,289)	(6,321)
5.000	11/22/2023	TBD(3)	(1,228)	(1,234)
BRC	0.000	10/25/2023	TBD(3)	(426)	(427)
0.000	10/27/2023	TBD(3)	(782)	(782)
2.500	09/22/2023	TBD(3)	EUR	(1,015)	(1,128)
JML	3.000	08/24/2023	TBD(3)	(684)	(762)
NOM	(0.250)	07/28/2023	TBD(3)	$(785)	(784)
TDM	2.000	10/27/2023	TBD(3)	(868)	(871)

Total Reverse Repurchase Agreements	$(16,180)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

UBS	5.480%	12/05/2023	02/07/2024	$(9,831)	$(9,873)

Total Sale-Buyback Transactions	$(9,873)

(i)	Securities with an aggregate market value of $28,680 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(43,896) at a weighted average interest rate of 4.346%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(54) of deferred price drop.

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2024	100	$20,591	$215	$13	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	180	24,047	2,062	0	(96)

$2,277	$13	$(96)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2024	1,367	$(148,693)	$(3,081)	$0	$(117)

Total Futures Contracts	$(804)	$13	$(213)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2028	3.088%	EUR	40,800	$198	$3,292	$3,490	$0	$(14)
Newell Brands, Inc.	1.000	Quarterly	06/20/2028	3.418	$10,450	(1,539)	587	(952)	7	0

$(1,341)	$3,879	$2,538	$7	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$118,922	$158	$8,086	$8,244	$1	$0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	3,332	94	115	209	0	(1)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	3,267	77	129	206	0	(1)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	463,914	3,344	24,564	27,908	0	(130)

$3,673	$32,894	$36,567	$1	$(132)

Total Swap Agreements	$2,332	$36,773	$39,105	$8	$(146)

(k)

Securities with an aggregate market value of $44,576 and cash of $47,839 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	01/2024	EUR	8,067	$8,802	$0	$(106)
MBC	01/2024	CAD	6,449	4,766	0	(102)
UAG	01/2024	EUR	110,120	121,128	0	(467)
	01/2024	GBP	660	835	0	(6)

Total Forward Foreign Currency Contracts					$0	$(681)

(m)

Securities with an aggregate market value of $1,222 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments			$0	$68,440	$0	$68,440
Corporate Bonds & Notes
Banking & Finance			0	771,674	0	771,674
Industrials			0	6,183,992	0	6,183,992
Utilities			0	383,172	0	383,172
U.S. Treasury Obligations			0	685,332	0	685,332
Non-Agency Mortgage-Backed Securities			0	54	33	87
Asset-Backed Securities			0	18	0	18
Corporate Bonds & Notes			0	0	0	0
Short-Term Instruments
Repurchase Agreements			0	44,548	0	44,548
U.S. Treasury Bills			0	134,876	0	134,876

			$0	$8,272,106	$33	$8,272,139
Investments in Affiliates, at Value
Mutual Funds			56,755	0	0	56,755
Short-Term Instruments
Central Funds Used for Cash Management Purposes			11	0	0	11

			$56,766	$0	$0	$56,766

Total Investments			$56,766	$8,272,106	$33	$8,328,905

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			$0	$21	$0	$21

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0	(359)	0	(359)
Over the counter			0	(681)	0	(681)

			$0	$(1,040)	$0	$(1,040)

Total Financial Derivative Instruments			$0	$(1,019)	$0	$(1,019)

Totals			$56,766	$8,271,087	$33	$8,327,886

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
City of Salinas 4.020% due 09/01/2033 «(e)	$7,788	$7,597
Successor Agency Redevelopment of West Sacramento 4.310% due 09/01/2035 «	8,612	8,128

Total Loan Participations and Assignments (Cost $15,640)		15,725

CORPORATE BONDS & NOTES 2.7%
BANKING & FINANCE 1.1%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	18,000	17,819
Reagan Ranch Development LLC 8.500% due 09/01/2031 «	8,500	8,131
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (c)	37,820	10,278
VM Fund LLC 8.625% due 02/28/2031 «	4,764	4,607

		40,835

INDUSTRIALS 1.6%
Adventist Health System 3.630% due 03/01/2049	5,000	3,800
CommonSpirit Health 4.187% due 10/01/2049	11,124	9,390
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	4,000	3,074
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	7,046	4,869
Toledo Hospital
4.982% due 11/15/2045	6,417	4,323
5.325% due 11/15/2028	5,518	5,077
6.015% due 11/15/2048	8,500	6,664
Tower Health 4.451% due 02/01/2050	35,439	16,922
Wild Rivers Water Park 8.500% due 11/01/2051	7,500	5,361

		59,480

Total Corporate Bonds & Notes (Cost $109,005)		100,315

MUNICIPAL BONDS & NOTES 89.8%
ALABAMA 2.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	684
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	5,785	5,830
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	20,000	21,367
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	8,140	8,715
5.500% due 10/01/2054	13,600	15,035
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,855	1,937
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	3,600	4,034
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,750	11,292
7.900% due 10/01/2050	9,675	10,159
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,097
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	6,015	6,008
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	3,500	3,659
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,204
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	9,689	9,247

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.250% due 05/01/2044	3,975	3,675

		105,943

ALASKA 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	1,400	2
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	8,795	9,413

		9,415

ARIZONA 1.1%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 4.050% due 01/01/2046	10,000	10,000
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040	1,000	536
4.500% due 01/01/2049	2,400	1,380
4.750% due 01/01/2039	1,000	510
5.000% due 01/01/2040	1,045	544
5.000% due 01/01/2043	1,000	493
5.000% due 01/01/2049	4,265	2,056
5.000% due 01/01/2054	11,800	7,212
5.125% due 01/01/2054	2,365	1,195
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	4,030	242
Arizona Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2051	700	529
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2024	480	480
5.000% due 01/01/2025	500	461
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	1,864
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	3,500	3,128
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 09/01/2042	4,000	4,177
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2023 5.000% due 07/01/2042	6,000	6,881

		41,688

ARKANSAS 0.5%
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	17,400	17,428

CALIFORNIA 10.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (d)	3,000	1,616
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	8,000	8,059
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 12/01/2053	9,650	10,259
5.000% due 02/01/2054	13,600	14,690
5.250% due 01/01/2054	8,300	8,785
5.250% due 11/01/2054	29,200	31,633
5.500% due 10/01/2054	4,800	5,328
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	28,250	23,543
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	2,165	1,920
4.000% due 02/01/2056	7,250	5,452
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,900	2,401
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	830	831
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	10,445	1,888
5.000% due 06/01/2049	530	546
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	1,320	620
4.125% due 01/01/2035	485	432
5.000% due 01/01/2055	960	760
8.000% due 01/01/2050	25,000	25,460
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	12,815	633
4.000% due 05/01/2051	5,000	4,892
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	3,500	3,929
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	972
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	971
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2040 (e)	4,110	3,904

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.000% due 12/01/2036	175	182
5.000% due 12/01/2054	1,000	990
California Municipal Finance Authority Revenue Notes, Series 2021
3.000% due 09/01/2030 (e)	4,465	4,088
3.637% due 07/01/2030	3,455	3,078
5.000% due 12/01/2030	105	112
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	985
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,531
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(b)	6,000	81
California Pollution Control Financing Authority Revenue Notes, Series 2019 6.750% due 12/01/2028 ^(b)	4,215	316
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	3,000	3,164
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	752
5.000% due 06/01/2046	2,590	2,521
5.000% due 06/01/2051	1,000	949
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.250% due 08/15/2052	2,250	2,489
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	4,140	4,137
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,809
5.000% due 12/01/2046	10,000	9,901
5.250% due 12/01/2056	14,600	14,647
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	2,200	2,250
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	7,680	7,031
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	4,840	4,916
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,490	1,994
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	6,250	5,108
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	4,470	3,391
3.100% due 07/01/2045	2,250	1,695
3.400% due 10/01/2046	1,985	1,520
3.500% due 10/01/2046	5,000	3,835
4.000% due 08/01/2056	6,245	4,710
4.000% due 10/01/2056	7,500	5,394
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	23,500	11,945
5.000% due 09/01/2037	3,635	3,694
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	1,210	1,019
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2019 4.094% due 01/15/2049	5,455	4,568
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,031
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	197,115	23,287
3.850% due 06/01/2050	8,235	7,633
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	3,000	3,146
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (c)	4,295	1,784
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	6,000	5,125
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	1,933
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (c)	4,500	1,477
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	8,290	8,940
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,021
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	5,900	5,974
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,200	1,096
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	30,460	32,883
San Diego Unified School District, California General Obligation Bonds, Series 2023 4.000% due 07/01/2053	10,000	10,012
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	3,000	3,082
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	5,000	2,535
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	69,995	11,674

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	18,000	3,769
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	16,635	3,176

		404,904

COLORADO 3.2%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	6,000	5,556
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018 5.250% due 12/01/2048	4,050	3,758
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020 5.000% due 12/01/2047	6,300	5,284
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	5,960	5,726
5.000% due 08/01/2044	7,000	7,293
Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	989
4.000% due 09/01/2050	2,800	2,686
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.000% due 05/15/2062	23,475	23,475
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (d)	4,955	2,908
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	10,515	10,453
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 5.000% due 11/15/2053	3,000	3,182
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	12,000	12,023
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,913	2,882
Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2050	2,500	2,171
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	3,000	2,587
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	876
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,361
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	4,650	4,099
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	2,000	1,626
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020 6.000% due 12/01/2050 (d)	11,100	7,626
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,159
Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2039	4,880	4,729
5.000% due 12/01/2049	6,375	5,857

		119,306

DELAWARE 1.1%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	34,425	31,915
7.120% due 10/01/2038	6,075	6,020
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,342

		40,277

DISTRICT OF COLUMBIA 1.0%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	836
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,769
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023 5.000% due 07/15/2048	27,000	30,038

		35,643

FLORIDA 3.7%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2021 3.200% due 05/01/2041	5,495	4,300
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.375% due 05/01/2043	4,515	4,489
5.625% due 05/01/2054	6,750	6,775
Avenir Community Development District, Florida Special Assessment Notes, Series 2023 4.500% due 05/01/2030	2,675	2,690
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022 5.000% due 05/01/2042	2,000	1,951
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022 4.250% due 05/01/2032	1,500	1,468

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Babcock Ranch Community Independent Special, Florida Special Assessment Bonds, Series2022 5.000% due 05/01/2053	7,525	6,918
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052 ^(b)	4,365	960
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	1,500	300
5.000% due 07/01/2043 ^(b)	950	29
5.250% due 07/01/2048 ^(b)	900	27
7.500% due 07/01/2053 ^(b)	1,000	10
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	22,070	1,174
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.250% due 06/15/2053	4,250	4,307
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,120
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	5,200
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 4.150% due 10/01/2042	26,000	26,000
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017 5.000% due 10/01/2052	7,900	8,055
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	3,600	3,958
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038 ^(b)	500	145
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,815	2,017
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,785	1,749
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2050	10,000	9,447
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,815	1,815
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	2,915	3,115
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2031 (c)	1,330	950
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	1,000	875
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	9,500	9,649
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	6,750	5,202
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	7,317
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	6,500	5,469
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	492
0.000% due 09/01/2041 (c)	1,000	467
Village Community Development District No 15, Florida Special Assessment Bonds, Series 2023 5.000% due 05/01/2043	1,000	1,009
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 5.250% due 05/01/2054	5,500	5,560

		138,009

GEORGIA 3.8%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(b)	1,600	720
Augusta Development Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2053	6,500	6,982
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,918
4.125% due 11/01/2045	6,000	5,556
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.750% due 04/01/2053	7,500	8,568
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.000% due 03/01/2047	1,500	1,112
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	14,200	14,288
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	27,250	28,912
5.000% due 12/01/2053	17,400	18,737
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	10,900	11,165
5.000% due 01/01/2056	10,000	10,192
5.000% due 01/01/2059	7,600	7,730
5.000% due 01/01/2063	3,340	3,397
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	956
5.000% due 01/01/2056	1,100	1,132
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	5,069

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.250% due 07/01/2064	7,000	7,479

		140,913

GUAM 0.0%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,520

IDAHO 0.5%
Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022 5.000% due 03/01/2052	2,750	2,889
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	19,000	14,989

		17,878

ILLINOIS 5.1%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	3,500	3,505
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021 5.000% due 12/01/2035	1,500	1,576
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,065
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2029	4,500	4,521
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	9,000	9,481
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	20,000	20,837
5.250% due 01/01/2056	1,000	1,077
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,490	2,499
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2050	2,250	2,159
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	3,120	3,280
Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate, Series 2020 4.000% due 12/01/2036	680	699
Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018 6.000% due 03/01/2048	7,967	7,848
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,703
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,547
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,720	734
5.125% due 02/15/2045 ^(b)	3,000	810
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049 ^(b)	4,900	3,991
Illinois Finance Authority Revenue Bonds, Series 2020
3.870% due 08/15/2049	2,000	2,000
4.000% due 08/15/2037	1,000	1,031
4.000% due 08/15/2041	3,375	3,402
4.100% due 08/15/2049	12,180	12,180
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,425
4.000% due 05/01/2040	2,830	2,706
Illinois Finance Authority Revenue Bonds, Series 2022 3.870% due 08/15/2057	5,100	5,100
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2029	845	846
Illinois State General Obligation Bonds, Series 2016 3.500% due 06/01/2029	2,000	2,002
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	3,800	4,070
5.000% due 12/01/2038	1,000	1,045
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,129
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,051
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2036	2,250	2,485
Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	5,000	5,450
5.000% due 12/01/2046	17,500	18,820
Illinois State General Obligation Notes, Series 2014 4.000% due 02/01/2024	2,805	2,806
Illinois State General Obligation Notes, Series 2018 5.000% due 05/01/2028	4,295	4,651
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,650	2,973
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2033	2,785	2,592

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Illinois State Toll Highway Authority Revenue Bonds, Series 2024 5.000% due 01/01/2037 (a)	11,000	13,174
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (c)	5,000	2,972
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	19,500	18,532
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	3,500	3,403
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	850

		190,027

INDIANA 2.3%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	13,350	13,545
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	5,400	5,079
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	28,760	21,497
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2053	14,400	15,692
Indiana Finance Authority Revenue Notes, Series 2021 1.400% due 08/01/2029	1,000	888
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series 2022 5.250% due 01/01/2048	2,150	2,376
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series 2023
6.000% due 02/01/2048	7,000	8,438
6.000% due 03/01/2053	11,985	13,101
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	5,000	5,127

		85,743

IOWA 1.0%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 3.384% due 08/15/2032	7,050	7,050
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 3.204% due 08/15/2029	7,680	7,680
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	2,850	2,893
5.000% due 12/01/2050	6,680	6,989
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046	1,771	1,807
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	9,500	8,860
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (c)	27,990	3,680

		38,959

KANSAS 0.0%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	3,331	500
Wichita, Kansas Revenue Bonds, Series 2016 5.250% due 12/01/2036	500	110
Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018 4.500% due 06/01/2040	885	838

		1,448

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,981
6.250% due 11/15/2046	1,150	894
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	2,969
5.125% due 07/01/2055	4,660	3,485

		9,329

LOUISIANA 0.4%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,999
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	2,900	3,165
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	4,500	4,593

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	1,540	1,519

		16,276

MAINE 0.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,400	5,072

MARYLAND 0.3%
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2040	2,000	1,814
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	8,000	6,178
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 3.762% due 01/01/2043	3,205	2,335

		10,327

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	3,670
Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	5,500	6,194
5.000% due 10/01/2051	10,000	11,111
5.000% due 10/01/2053	19,000	21,046
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	10,500	10,877

		52,898

MICHIGAN 2.2%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	23,750	17,650
Detroit, Michigan General Obligation Bonds, Series 2021 5.000% due 04/01/2050	1,600	1,630
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	1,300	1,498
Detroit, Michigan General Obligation Notes, Series 2021 2.189% due 04/01/2024	400	395
Detroit, Michigan General Obligation Notes, Series 2023 6.844% due 05/01/2028	1,750	1,759
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.390% (TSFR3M) due 07/01/2032 ~	3,750	3,566
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2033	2,000	2,011
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2050	3,250	3,074
5.000% due 12/01/2048	1,500	1,557
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	15,000	3,651
0.000% due 06/01/2065 (c)	55,000	5,934
4.800% due 09/01/2040	235	195
5.000% due 09/01/2050	380	298
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,435	1,202
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	100	91
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,056
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	78,000	10,000
0.000% due 06/01/2058 (c)	145,250	6,128
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	17,000	19,320
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2033	1,380	1,590

		82,605

MINNESOTA 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	770
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,853
5.000% due 01/01/2037	2,100	2,329

		4,952

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	480

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.000% due 10/01/2035	300	288

		768

MISSOURI 0.3%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	248
5.550% due 10/01/2036	45	43
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,195
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	7,000	7,827
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,285	2,313

		11,626

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^(b)	830	199

MULTI-STATE 2.0%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.141% due 01/25/2040	21,890	19,789
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	23,273	22,547
4.548% due 08/25/2040	28,200	27,948
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022
2.875% due 07/25/2036 (e)	2,433	2,148
3.125% due 09/25/2036	982	875

		73,307

NEBRASKA 0.7%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2021 4.000% due 02/01/2051	8,000	7,950
Omaha Public Power District, Nebraska Revenue Bonds, Series 2023 5.250% due 02/01/2053	15,000	16,918

		24,868

NEVADA 0.3%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	4,970	4,908
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037	2,252	901
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038	4,045	405
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	46,000	5,687

		11,901

NEW HAMPSHIRE 0.9%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2041	2,250	1,863
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	8,083	7,833
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	13,878	12,859
3.967% due 06/20/2034	10,279	9,684

		32,239

NEW JERSEY 2.4%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	965	996
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	6,810	7,536
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,553
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	5,434
New Jersey Economic Development Authority Revenue Bonds, Series 2018 5.000% due 06/15/2038	2,245	2,535
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	20,000	21,500
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	5,000	5,018
6.500% due 04/01/2028	3,361	3,358
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015 5.250% due 06/15/2041	1,000	1,019
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	2,000	2,042

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.000% due 06/15/2037	1,500	1,728
5.000% due 06/15/2038	3,500	3,999
5.500% due 06/15/2050	3,500	3,922
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
4.250% due 06/15/2040	10,500	10,925
5.000% due 06/15/2043	6,500	7,261
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,515
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	3,960	4,021
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	6,000	4,160

		89,522

NEW MEXICO 0.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 4.050% due 08/01/2034	4,225	4,225

NEW YORK 10.8%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	9,040	8,479
Build NYC Resource Corp., New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,274
5.750% due 06/01/2062	3,250	3,295
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,577
Huntington Local Development Corp., New York Revenue Notes, Series 2021 4.000% due 07/01/2027	4,090	3,929
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	4,700	4,797
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,755
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	3,400	3,385
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 11/01/2040	5,000	5,121
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.050% due 06/15/2049	15,300	15,300
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	9,600	10,894
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 4.100% due 11/01/2036	12,250	12,250
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	4,000	4,211
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2050	11,000	12,543
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	133,600	11,300
0.000% due 06/01/2060 (c)	210,000	9,788
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	33,675	33,500
5.150% due 11/15/2034	2,600	2,604
5.375% due 11/15/2040	6,500	6,510
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	7,300	7,294
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2053	5,000	5,550
5.125% due 11/15/2063	10,000	11,095
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	8,760	8,619
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	10,000	9,908
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2047	15,000	14,982
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	8,730	8,995
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,665	2,675
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2046	6,555	7,373
5.000% due 03/15/2053	14,500	16,043
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	12,000	12,594
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	4,080	4,183
5.000% due 01/01/2033	6,750	6,895
5.000% due 01/01/2034	5,905	6,018
5.000% due 01/01/2036	1,500	1,518
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	8,290	7,914
5.000% due 10/01/2035	6,715	6,986
5.000% due 10/01/2040	3,560	3,606
5.250% due 08/01/2031	7,535	7,853

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	8,750	9,430
6.000% due 04/01/2035	22,000	24,552
6.000% due 06/30/2054	12,000	13,259
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,032
5.000% due 01/01/2027	7,800	7,987
5.000% due 01/01/2028	1,000	1,033
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	2,000	1,967
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.375% due 11/01/2054	4,000	3,096
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	67,080	7,510
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	10,055	9,167
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	4,191
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	4,113
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2034	1,500	1,558
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	746
5.250% due 09/15/2053	2,500	1,793
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2041	4,500	5,299

		402,346

NORTH CAROLINA 0.3%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.050% due 01/15/2038	8,035	8,035
North Carolina Medical Care Commission Revenue Bonds, Series 2021 4.000% due 03/01/2051	1,500	1,069
North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	285	270
4.000% due 03/01/2031	290	272

		9,646

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	7,940	1,588

OHIO 2.4%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	7,310	7,360
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2042	3,085	3,221
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	185,080	19,909
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,191
5.000% due 12/01/2035	1,200	1,212
5.000% due 12/01/2037	650	648
5.000% due 12/01/2039	1,425	1,393
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	2,080	1,958
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(b)	1,100	319
6.750% due 12/01/2052 ^(b)	650	188
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(b)	2,985	866
6.250% due 04/01/2049 ^(b)	6,520	1,891
Northeast Ohio Medical University Revenue Bonds, Series 2021 4.000% due 12/01/2035	300	304
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	10,850	11,072
Ohio Air Quality Development Authority Revenue Bonds, Series 2007 2.500% due 11/01/2042	3,500	3,121
Ohio Air Quality Development Authority Revenue Bonds, Series 2017 4.250% due 01/15/2038	1,075	1,033
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	25,060	22,968
Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,226
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	2,500	1,976

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	8,500	6,439

		88,295

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	7,500	5,984
Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	5,750	5,844
5.500% due 01/01/2053	2,750	3,109
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	0
6.875% due 11/01/2046 ^(b)	1,081	1
7.000% due 11/01/2051 ^(b)	2,163	2

		14,940

OREGON 0.2%
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	26,000	3
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,230	1
Oregon State Business Development Commission Revenue Bonds, Series 2020 9.000% due 04/01/2037 ^(b)	2,545	0
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	693
4.000% due 05/15/2057	1,000	733
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	7,000	7,658

		9,088

PENNSYLVANIA 3.3%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	8,010	8,056
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	6,790	7,790
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,283
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	5,000	4,689
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,307
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	9,500	9,406
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,900	1,957
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	2,106
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 4.860% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	2,000
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	16,000	17,653
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	7,635	8,009
6.000% due 06/30/2061	14,000	15,558
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
5.250% due 07/01/2046	2,200	2,267
5.250% due 07/01/2049	2,000	2,045
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 12/31/2032	3,070	3,430
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,500	3,400
4.000% due 12/01/2053	6,650	6,477
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2051	7,750	8,369
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2052	3,000	3,337
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,193
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2043	5,000	5,682
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	749

		121,763

PUERTO RICO 7.4%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	194,500	14,506
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	35,058	19,150
0.000% due 11/01/2051	126,941	60,914

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	27,485	17,172
4.000% due 07/01/2037	1,500	1,436
4.000% due 07/01/2041	19,400	17,858
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	42,799	37,984
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.310% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	8,598
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^	10	3
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.490% due 07/01/2031 ^	2,500	612
5.000% due 07/01/2026 ^	10	3
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^	55	14
5.500% due 07/01/2038 ^	1,000	262
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
4.600% due 07/01/2024 ^	50	13
4.625% due 07/01/2025 ^	35	10
4.750% due 07/01/2026 ^	245	64
4.750% due 07/01/2027 ^	50	13
5.000% due 07/01/2024 ^	50	13
5.000% due 07/01/2025 ^	25	7
5.000% due 07/01/2026 ^	65	17
5.250% due 07/01/2025 ^	25	7
5.250% due 07/01/2026 ^	6,070	1,593
5.250% due 07/01/2027 ^	140	37
5.250% due 07/01/2030 ^	1,625	427
5.250% due 07/01/2031 ^	30	8
5.250% due 07/01/2040 ^	11,000	2,887
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^	1,500	394
5.000% due 07/01/2042 ^	3,125	820
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^	10,000	2,625
7.000% due 07/01/2040 ^	20	5
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	48,403	15,236
0.000% due 07/01/2051 (c)	124,020	29,115
4.750% due 07/01/2053	25,325	25,126
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	18,800	18,938

		275,867

RHODE ISLAND 0.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	12,580	2,232
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	16,780	16,852

		19,084

SOUTH CAROLINA 0.6%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	7,700	8,390
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2023 7.750% due 11/15/2058	5,500	5,679
South Carolina Public Service Authority Revenue Bonds, (BABs), (AGM/CR Insured), Series 2010 6.454% due 01/01/2050	6,040	6,909

		20,978

TENNESSEE 1.8%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	1,799
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017 7.500% due 06/01/2047 ^(b)	4,600	506
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046 ^(b)	850	505
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,657
5.000% due 07/01/2056	4,000	4,318
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	4,000	2,771
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	10,400	11,035
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,706
5.500% due 07/01/2052	4,500	4,909
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2049	1,000	744
5.750% due 10/01/2054	1,450	1,052
5.750% due 10/01/2059	6,000	4,282

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	9,805	10,472
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	12,750	13,647

		65,403

TEXAS 6.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.250% due 12/01/2045	5,750	5,741
7.500% due 12/01/2045	7,060	4,673
12.000% due 12/01/2045	9,525	8,254
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,727
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	470
9.000% due 03/01/2039	15,295	16,077
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	5,000	4,921
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	13,000	13,098
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 6.500% due 07/01/2026	12,750	12,172
Carrollton-Farmers Branch Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2053	5,000	5,016
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	5,115	2,838
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,037
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	3,034
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
4.000% due 10/01/2042	5,000	4,959
4.050% due 10/01/2041	10,000	10,000
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	10,000	10,106
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	5,000	4,981
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	3,750	3,928
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(b)	1,030	463
4.250% due 07/01/2036 ^(b)	1,700	765
5.000% due 07/01/2031 ^(b)	265	182
5.000% due 07/01/2046 ^(b)	3,320	1,992
5.000% due 07/01/2051 ^(b)	4,505	3,086
5.250% due 07/01/2036 ^(b)	400	140
5.750% due 07/01/2051 ^(b)	1,000	350
7.000% due 07/01/2051 ^(b)	1,450	435
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	3,006
5.000% due 01/01/2042	500	454
5.000% due 01/01/2047	1,500	1,324
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	219
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	11,375	8,167
New Hope Cultural Education Finance Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026 ^(b)	80	24
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,800	5,021
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	8,125	5,840
Port Beaumont Navigation District, Texas Revenue Notes, Series 2020 6.000% due 01/01/2025	2,500	2,360
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	6,000	6,125
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,030
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.233% (TSFR3M) due 12/15/2026 ~	5,530	5,511
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	10,900	11,758
Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2047 (c)	5,575	1,767
0.000% due 08/01/2051 (c)	3,450	876
5.000% due 08/01/2057	7,000	7,149
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	33,300	35,787
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	6,800	7,447
5.000% due 10/15/2058	4,500	4,982

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016 6.750% due 12/01/2051 ^(b)	1,830	37

		234,429

UTAH 1.0%
City of Salt Lake, Utah Revenue Bonds, Series 2023
5.250% due 07/01/2053	2,000	2,135
5.500% due 07/01/2053	6,000	6,594
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	6,950	5,409
Military Installation Development Authority, Utah Revenue Bonds, Series 2021
4.000% due 06/01/2041	2,000	1,623
4.000% due 06/01/2052	3,500	2,620
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2051	10,000	10,421
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	2,000	1,778
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	4,867
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	2,750	2,724

		38,171

VIRGINIA 0.9%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	3,000	2,957
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	6,085	5,726
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(b)	272	207
6.050% due 03/01/2044	162	133
6.050% due 03/01/2054 ^(b)	584	280
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,150
Virginia Beach Development Authority Revenue Bonds, Series 2023 7.000% due 09/01/2059	4,000	4,263
Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023 5.150% due 10/01/2053	3,000	3,191
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	11,566
7.500% due 07/01/2052	5,401	3,241

		33,714

WASHINGTON 1.0%
Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021 4.000% due 09/01/2051	2,000	1,987
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	987
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	6,115	6,098
Washington State General Obligation Bonds, Series 2023 5.000% due 06/01/2040	5,825	6,739
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031	3,500	3,731
5.000% due 10/01/2032	3,000	3,195
5.000% due 10/01/2033	3,500	3,724
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2053	1,200	854
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	12,886	11,657

		38,972

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	144,415	12,797
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,369
4.875% due 06/01/2049	12,215	11,539
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2053	8,600	9,749

		36,454

WISCONSIN 3.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	18,500	13,505
7.000% due 11/01/2046 ^(b)	3,500	1,925
7.000% due 01/01/2050	4,750	5,194
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,639
6.375% due 01/01/2048	8,930	4,018

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	4,214
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	3,920	1,818
0.000% due 01/01/2060 (c)	13,000	691
5.000% due 01/01/2055	3,500	2,727
5.250% due 03/01/2055	2,500	2,120
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 07/01/2056	2,250	1,738
5.625% due 06/01/2050	6,500	5,831
6.500% due 06/01/2045	1,400	1,248
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	5,045
5.000% due 10/01/2052	3,620	3,854
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 5.000% due 12/01/2025	2,000	2,021
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 5.625% due 08/01/2024	3,000	2,340
Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (c)	2,475	1,631
6.125% due 12/15/2029	6,000	5,983
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.050% due 04/01/2048	7,935	7,935
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (c)	25,410	7,586
0.000% due 12/15/2060 (c)	5,000	917
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,130	3,976
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
3.950% due 04/01/2035	23,870	23,870
4.000% due 08/15/2041	4,000	4,003

		118,829

Total Municipal Bonds & Notes (Cost $3,353,662)		3,348,782

U.S. GOVERNMENT AGENCIES 1.6%
Freddie Mac
2.990% due 04/25/2043	8,189	6,897
3.200% due 09/01/2040	5,677	4,989
3.600% due 06/01/2043	9,600	8,521
3.790% due 07/01/2040	3,974	3,678
4.900% due 02/01/2040	5,991	6,243
5.210% due 08/01/2040	16,023	17,225
5.360% due 06/01/2039	7,600	8,290
5.917% due 07/15/2040	4,991	5,010

Total U.S. Government Agencies (Cost $57,388)		60,853

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (f) 0.0%		601

Total Short-Term Instruments (Cost $601)		601

Total Investments in Securities (Cost $3,536,296)		3,526,276

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	17,251,090	167,801

Total Short-Term Instruments (Cost $167,755)		167,801

Total Investments in Affiliates (Cost $167,755)		167,801

Total Investments 99.0% (Cost $3,704,051)		$3,694,077
Financial Derivative Instruments (g) 0.0%(Cost or Premiums, net $0)		114
Other Assets and Liabilities, net 1.0%		37,375

Net Assets 100.0%		$3,731,566

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021				4.000%	09/01/2040	11/22/2022	$3,579	$3,904	0.11%
California Municipal Finance Authority Revenue Notes, Series 2021				3.000	09/01/2030	12/06/2023	4,022	4,088	0.11
City of Salinas				4.020	09/01/2033	07/26/2023	7,428	7,597	0.20
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022				2.875	07/25/2036	11/17/2022	2,127	2,148	0.06

							$17,156	$17,737	0.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$601	U.S. Treasury Notes 4.875% due 11/30/2025		$(613)	$601	$601

Total Repurchase Agreements							$(613)	$601	$601

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Long-Term Bond March Futures				03/2024	57	$(7,121)	$(572)	$11	$0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2024	194	(25,917)	(2,198)	103	0

Total Futures Contracts							$(2,770)	$114	$0

Cash of $4,329 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$15,725	$15,725
Corporate Bonds & Notes
Banking & Finance	0	10,278	30,557	40,835
Industrials	0	59,480	0	59,480
Municipal Bonds & Notes
Alabama	0	105,943	0	105,943
Alaska	0	9,415	0	9,415
Arizona	0	41,688	0	41,688
Arkansas	0	17,428	0	17,428
California	0	404,904	0	404,904
Colorado	0	119,306	0	119,306
Delaware	0	40,277	0	40,277
District of Columbia	0	35,643	0	35,643
Florida	0	138,009	0	138,009
Georgia	0	140,913	0	140,913
Guam	0	1,520	0	1,520
Idaho	0	17,878	0	17,878
Illinois	0	190,027	0	190,027
Indiana	0	85,743	0	85,743
Iowa	0	38,959	0	38,959
Kansas	0	1,448	0	1,448
Kentucky	0	9,329	0	9,329
Louisiana	0	16,276	0	16,276
Maine	0	5,072	0	5,072
Maryland	0	10,327	0	10,327
Massachusetts	0	52,898	0	52,898
Michigan	0	82,605	0	82,605
Minnesota	0	4,952	0	4,952
Mississippi	0	768	0	768
Missouri	0	11,626	0	11,626
Montana	0	199	0	199
Multi-State	0	73,307	0	73,307
Nebraska	0	24,868	0	24,868
Nevada	0	11,901	0	11,901
New Hampshire	0	32,239	0	32,239
New Jersey	0	89,522	0	89,522
New Mexico	0	4,225	0	4,225
New York	0	402,346	0	402,346
North Carolina	0	9,646	0	9,646
North Dakota	0	1,588	0	1,588
Ohio	0	88,295	0	88,295
Oklahoma	0	14,940	0	14,940
Oregon	0	9,088	0	9,088
Pennsylvania	0	121,763	0	121,763
Puerto Rico	0	275,867	0	275,867
Rhode Island	0	19,084	0	19,084
South Carolina	0	20,978	0	20,978
Tennessee	0	65,403	0	65,403
Texas	0	234,429	0	234,429
Utah	0	38,171	0	38,171
Virginia	0	33,714	0	33,714
Washington	0	38,972	0	38,972
West Virginia	0	36,454	0	36,454
Wisconsin	0	118,829	0	118,829
U.S. Government Agencies	0	60,853	0	60,853
Short-Term Instruments
Repurchase Agreements	0	601	0	601

$0	$3,479,994	$46,282	$3,526,276
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$167,801	$0	$0	$167,801

Total Investments	$167,801	$3,479,994	$46,282	$3,694,077

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$114	$0	$114

Total Financial Derivative Instruments	$0	$114	$0	$114

Totals	$167,801	$3,480,108	$46,282	$3,694,191

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (1)

Investments in Securities, at Value

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Loan Participations and Assignments	$0	$16,227	$(647)	$30	$31	$84	$0	$0	$15,725	$84
Corporate Bonds & Notes
Banking & Finance	29,941	9	0	9	16	582	0	0	30,557	583

Totals	$29,941	$16,236	$(647)	$39	$47	$666	$0	$0	$46,282	$667

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$15,725	Discounted Cash Flow			Discount Rate			4.560 - 5.362	4.975
Corporate Bonds & Notes
Banking & Finance		30,557	Discounted Cash Flow			Discount Rate			10.660 - 11.280	11.032

Total		$46,282

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Spectrum Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
American Airlines, Inc. 10.427% due 04/20/2028		$360	$370
Amsurg
10.110% due 11/03/2026 «		102	102
13.258% due 09/15/2028 «		386	386
Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK) 18.000% due 08/02/2027 (a)		419	373
Diamond Sports Group LLC TBD% - 15.420% due 05/25/2026		222	168
Incora TBD% - 13.988% due 03/01/2024 «		161	171
Lifepoint Health, Inc. 11.168% due 11/16/2028		300	300
SBA Senior Finance LLC 7.210% due 04/11/2025		1,336	1,340
Softbank Vision Fund 5.000% due 12/21/2025 «		917	876

Total Loan Participations and Assignments (Cost $4,164)			4,086

CORPORATE BONDS & NOTES 82.9%
BANKING & FINANCE 10.6%
Agps Bondco PLC
4.625% due 01/14/2026	EUR	600	234
5.500% due 11/13/2026		300	117
Alliant Holdings Intermediate LLC 7.000% due 01/15/2031		$800	844
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	1,000	972
6.000% due 06/01/2029		$100	82
Ally Financial, Inc. 8.000% due 11/01/2031		100	110
Armor Holdco, Inc. 8.500% due 11/15/2029		600	545
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	750	830
8.000% due 01/22/2030 •		450	501
10.500% due 07/23/2029		200	243
Barclays PLC 8.000% due 03/15/2029 •(f)(g)		$700	689
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		400	389
Burford Capital Global Finance LLC 6.875% due 04/15/2030		900	870
Cantor Fitzgerald LP 7.200% due 12/12/2028		300	308
Credit Acceptance Corp. 9.250% due 12/15/2028		375	400
CTR Partnership LP 3.875% due 06/30/2028		200	183
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028		1,350	1,299
Freedom Mortgage Corp.
6.625% due 01/15/2027		600	573
12.000% due 10/01/2028		300	328
Getty Images, Inc. 9.750% due 03/01/2027		500	505
GGAM Finance Ltd. 8.000% due 02/15/2027		300	308
Greystar Real Estate Partners LLC 7.750% due 09/01/2030		300	315
HAT Holdings LLC
3.750% due 09/15/2030		400	337
8.000% due 06/15/2027		550	573
Howard Hughes Corp.
4.125% due 02/01/2029		500	446
5.375% due 08/01/2028		225	217
Icahn Enterprises LP 5.250% due 05/15/2027		300	270
Intesa Sanpaolo SpA
4.198% due 06/01/2032		500	413

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

7.700% due 09/17/2025 •(f)(g)		400	394
Intrum AB 3.500% due 07/15/2026	EUR	500	470
Jefferies Finance LLC 5.000% due 08/15/2028		$600	538
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		600	542
LeasePlan Corp. NV 7.375% due 05/29/2024 •(f)(g)	EUR	600	666
LFS Topco LLC 5.875% due 10/15/2026		$500	461
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		200	132
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(f)(g)		1,500	1,487
Midcap Financial Issuer Trust
5.625% due 01/15/2030		500	446
6.500% due 05/01/2028		450	421
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		500	453
Navient Corp. 9.375% due 07/25/2030		250	262
Nexi SpA 2.125% due 04/30/2029 (j)	EUR	1,500	1,466
OneMain Finance Corp.
4.000% due 09/15/2030		$500	429
5.375% due 11/15/2029		750	703
6.875% due 03/15/2025		500	506
7.125% due 03/15/2026		500	510
Park Intermediate Holdings LLC 4.875% due 05/15/2029		500	463
Paysafe Finance PLC 3.000% due 06/15/2029	EUR	400	401
PennyMac Financial Services, Inc.
5.375% due 10/15/2025		$1,000	989
5.750% due 09/15/2031		300	278
7.875% due 12/15/2029		600	618
PRA Group, Inc. 5.000% due 10/01/2029		1,000	827
RHP Hotel Properties LP 4.500% due 02/15/2029		1,000	931
RLJ Lodging Trust LP 4.000% due 09/15/2029		600	540
Rocket Mortgage LLC 4.000% due 10/15/2033		1,000	851
SBA Communications Corp. 3.125% due 02/01/2029		600	540
SLM Corp. 3.125% due 11/02/2026		1,000	933
UBS Group AG 9.250% due 11/13/2028 (f)(g)		100	108
UniCredit SpA 5.459% due 06/30/2035 •		1,000	942
UPC Broadband Finco BV 4.875% due 07/15/2031		400	352
USI, Inc. 7.500% due 01/15/2032		600	615
ZF Finance GmbH 2.750% due 05/25/2027	EUR	1,400	1,475

			33,650

INDUSTRIALS 67.5%
Adient Global Holdings Ltd.
3.500% due 08/15/2024		75	82
7.000% due 04/15/2028		$450	465
ADT Security Corp. 4.875% due 07/15/2032		400	370
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		700	646
Ahead DB Holdings LLC 6.625% due 05/01/2028		750	654
Air Canada 3.875% due 08/15/2026		800	765
Albertsons Cos., Inc. 3.500% due 03/15/2029		500	455
Albion Financing SARL 6.125% due 10/15/2026		450	446
Allegiant Travel Co. 7.250% due 08/15/2027		1,000	980
Allison Transmission, Inc. 3.750% due 01/30/2031		200	177
Allwyn Entertainment Financing U.K. PLC 7.875% due 04/30/2029		500	511
Altice Financing SA
3.000% due 01/15/2028	EUR	500	495

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

5.750% due 08/15/2029		$750	667
Altice France Holding SA
6.000% due 02/15/2028		1,000	481
8.000% due 05/15/2027	EUR	500	319
Altice France SA
4.000% due 07/15/2029		350	303
5.125% due 01/15/2029		$500	389
5.125% due 07/15/2029		350	273
5.500% due 01/15/2028		800	659
8.125% due 02/01/2027		350	323
AMC Networks, Inc. 4.250% due 02/15/2029		500	382
American Airlines, Inc.
5.500% due 04/20/2026		1,417	1,407
5.750% due 04/20/2029		800	781
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		300	284
ams-OSRAM AG 12.250% due 03/30/2029		625	696
Apache Corp. 4.875% due 11/15/2027		1,000	956
Arches Buyer, Inc. 6.125% due 12/01/2028		550	476
ARD Finance SA (5.000% Cash or 5.750% PIK) 5.000% due 06/30/2027 (a)	EUR	300	167
Ardagh Packaging Finance PLC 2.125% due 08/15/2026		1,200	1,185
Ascent Resources Utica Holdings LLC 5.875% due 06/30/2029		$400	373
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	1,029
At Home Group, Inc. 4.875% due 07/15/2028		$200	74
AthenaHealth Group, Inc. 6.500% due 02/15/2030		400	363
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	500	542
3.875% due 11/01/2029		$500	455
Axalta Coating Systems LLC 3.375% due 02/15/2029		400	359
B&G Foods, Inc. 5.250% due 04/01/2025		105	103
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	945
4.000% due 10/15/2030		2,000	1,796
Ball Corp. 2.875% due 08/15/2030		500	430
Bath & Body Works, Inc. 6.875% due 11/01/2035		350	355
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028		700	739
Bausch Health Cos., Inc.
5.000% due 01/30/2028		300	136
5.500% due 11/01/2025		1,000	916
11.000% due 09/30/2028		289	211
14.000% due 10/15/2030		57	32
Bayer AG 5.375% due 03/25/2082	EUR	600	631
BC Ltd. 9.000% due 01/30/2028		$163	159
BCP Modular Services Finance PLC 6.750% due 11/30/2029	EUR	800	729
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$1,025	989
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		500	488
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	1,050	1,245
Block, Inc. 3.500% due 06/01/2031		$500	445
Boels Topholding BV 6.250% due 02/15/2029	EUR	1,000	1,156
Boise Cascade Co. 4.875% due 07/01/2030		$850	799
Boxer Parent Co., Inc. 6.500% due 10/02/2025	EUR	250	276
Buckeye Partners LP 4.500% due 03/01/2028		$500	472
Builders FirstSource, Inc.
5.000% due 03/01/2030		500	483
6.375% due 06/15/2032		500	511
CAB SELAS 3.375% due 02/01/2028	EUR	725	715
Cable One, Inc. 4.000% due 11/15/2030		$450	365

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

Cablevision Lightpath LLC 5.625% due 09/15/2028		750	592
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,000	1,003
Camelot Finance SA 4.500% due 11/01/2026		550	537
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		350	321
Carnival Corp.
4.000% due 08/01/2028		1,200	1,116
7.000% due 08/15/2029		500	522
7.625% due 03/01/2026		650	662
7.625% due 03/01/2026	EUR	400	450
Carnival PLC 1.000% due 10/28/2029		1,000	803
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (a)		$203	164
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (a)		306	244
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (a)		361	292
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028	EUR	1,200	1,157
CB High Ridge 8.875% due 03/15/2025 ^«(b)		$1,750	28
CCO Holdings LLC
4.500% due 08/15/2030		1,000	903
4.500% due 05/01/2032		1,500	1,287
4.500% due 06/01/2033		1,000	847
5.000% due 02/01/2028		300	287
5.125% due 05/01/2027		2,000	1,934
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		250	248
Cellnex Finance Co. SA 3.875% due 07/07/2041		500	388
Central Parent LLC 8.000% due 06/15/2029		500	522
Cerba Healthcare SACA 3.500% due 05/31/2028	EUR	500	464
Cerved Group SpA 6.000% due 02/15/2029		500	505
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028		900	971
7.500% due 05/15/2030		300	354
Chesapeake Energy Corp.
5.500% due 02/01/2026		$500	496
6.750% due 04/15/2029		600	606
Chobani LLC 7.500% due 04/15/2025		100	100
Chrome Holdco SAS 5.000% due 05/31/2029	EUR	200	154
Churchill Downs, Inc.
5.750% due 04/01/2030		$600	586
6.750% due 05/01/2031		300	305
Cinemark USA, Inc.
5.250% due 07/15/2028		200	184
5.875% due 03/15/2026		300	294
Cirsa Finance International SARL
4.500% due 03/15/2027	EUR	1,000	1,066
8.448% due 07/31/2028		300	336
Clarios Global LP
4.375% due 05/15/2026		1,500	1,648
6.750% due 05/15/2028		$350	357
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		500	472
4.875% due 07/01/2029		500	470
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028		300	259
Cloud Software Group, Inc.
6.500% due 03/31/2029		650	620
9.000% due 09/30/2029		700	666
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		300	295
8.750% due 04/15/2030		850	794
CommScope Technologies LLC 5.000% due 03/15/2027		375	156
CommScope, Inc.
4.750% due 09/01/2029		450	303
7.125% due 07/01/2028		850	405
Community Health Systems, Inc.
4.750% due 02/15/2031		800	630
5.625% due 03/15/2027		400	372
6.875% due 04/01/2028		750	462
6.875% due 04/15/2029		450	291
8.000% due 03/15/2026		247	246

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

Comstock Resources, Inc. 6.750% due 03/01/2029		500	458
Consolidated Communications, Inc. 5.000% due 10/01/2028		275	226
Coty, Inc.
4.750% due 01/15/2029		300	286
5.000% due 04/15/2026		523	515
CQP Holdco LP 5.500% due 06/15/2031		700	664
CSC Holdings LLC
6.500% due 02/01/2029		1,100	972
7.500% due 04/01/2028		400	300
Ctec GmbH 5.250% due 02/15/2030	EUR	300	298
Deuce Finco PLC 5.500% due 06/15/2027	GBP	600	715
Diamond Foreign Asset Co. 8.500% due 10/01/2030		$800	819
Diamond Sports Group LLC
5.375% due 08/15/2026 ^(b)		1,250	64
6.625% due 08/15/2027 ^(b)		500	26
Directv Financing LLC 5.875% due 08/15/2027		1,700	1,599
DISH DBS Corp.
5.125% due 06/01/2029		100	52
5.250% due 12/01/2026		1,400	1,202
5.875% due 11/15/2024		300	282
7.375% due 07/01/2028		200	120
7.750% due 07/01/2026		500	349
DT Midstream, Inc.
4.125% due 06/15/2029		800	737
4.375% due 06/15/2031		500	452
Dufry One BV
2.000% due 02/15/2027	EUR	200	207
3.375% due 04/15/2028		1,500	1,584
Edgewell Personal Care Co. 4.125% due 04/01/2029		$400	364
Elanco Animal Health, Inc. 6.650% due 08/28/2028		600	623
Embecta Corp. 5.000% due 02/15/2030		1,000	850
Endo Dac 6.000% due 06/30/2028 ^(b)		982	70
Energizer Gamma Acquisition BV 3.500% due 06/30/2029	EUR	650	621
EnLink Midstream LLC
5.625% due 01/15/2028		$800	792
6.500% due 09/01/2030		600	613
EnLink Midstream Partners LP 4.850% due 07/15/2026		500	490
Ephios Subco 3 SARL 7.875% due 01/31/2031	EUR	700	801
EQM Midstream Partners LP
4.000% due 08/01/2024		$1,000	991
4.750% due 01/15/2031		500	466
7.500% due 06/01/2030		300	323
Eramet SA 7.000% due 05/22/2028	EUR	300	339
Fertitta Entertainment LLC 6.750% due 01/15/2030		$750	659
First Student Bidco, Inc. 4.000% due 07/31/2029		1,000	868
Foundation Building Materials, Inc. 6.000% due 03/01/2029		750	675
Frontier Communications Holdings LLC
5.875% due 10/15/2027		375	363
6.750% due 05/01/2029		300	269
Gap, Inc. 3.625% due 10/01/2029		500	428
Garda World Security Corp.
4.625% due 02/15/2027		750	724
6.000% due 06/01/2029		400	359
Global Medical Response, Inc. 6.500% due 10/01/2025		100	79
GN Bondco LLC 9.500% due 10/15/2031		425	415
goeasy Ltd. 9.250% due 12/01/2028		1,000	1,069
GoTo Group, Inc. 5.500% due 09/01/2027		325	158
Graham Packaging Co., Inc. 7.125% due 08/15/2028		500	451
Grifols SA
2.250% due 11/15/2027	EUR	300	313
3.875% due 10/15/2028		1,500	1,517

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

GTCR W-2 Merger Sub LLC
7.500% due 01/15/2031		$700	740
8.500% due 01/15/2031	GBP	1,000	1,382
HealthEquity, Inc. 4.500% due 10/01/2029		$700	651
Heartland Dental LLC 8.500% due 05/01/2026		450	446
Heathrow Finance PLC
3.875% due 03/01/2027 þ	GBP	500	589
4.125% due 09/01/2029 þ		200	221
Hess Midstream Operations LP 5.500% due 10/15/2030		$300	291
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		600	524
3.750% due 05/01/2029		400	371
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		625	577
Hologic, Inc. 3.250% due 02/15/2029		700	635
Howard Midstream Energy Partners LLC
6.750% due 01/15/2027		500	495
8.875% due 07/15/2028		550	578
iHeartCommunications, Inc.
4.750% due 01/15/2028		1,000	770
6.375% due 05/01/2026		250	214
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)		1,250	1,199
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		500	491
Illuminate Buyer LLC 9.000% due 07/01/2028		400	383
IMA Industria Macchine Automatiche SpA 3.750% due 01/15/2028	EUR	300	310
Imola Merger Corp. 4.750% due 05/15/2029		$800	761
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	375	402
8.500% due 03/15/2029		375	438
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		300	307
Innophos Holdings, Inc. 9.375% due 02/15/2028		$50	45
Installed Building Products, Inc. 5.750% due 02/01/2028		800	780
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		2,109	2,014
IQVIA, Inc. 2.250% due 01/15/2028	EUR	1,500	1,561
Italmatch Chemicals SpA 10.000% due 02/06/2028		500	572
Jaguar Land Rover Automotive PLC 4.500% due 07/15/2028 (j)		550	595
Jazz Securities DAC 4.375% due 01/15/2029		$300	280
Kinetik Holdings LP 6.625% due 12/15/2028		500	510
LABL, Inc.
6.750% due 07/15/2026		1,000	974
10.500% due 07/15/2027		300	288
Lamar Media Corp. 4.000% due 02/15/2030		400	367
Las Vegas Sands Corp.
3.500% due 08/18/2026		500	477
3.900% due 08/08/2029		750	692
Legacy LifePoint Health LLC 4.375% due 02/15/2027		400	370
Level 3 Financing, Inc. 3.750% due 07/15/2029		700	364
LHMC Finco 2 SARL (7.250% Cash or 8.000% PIK) 7.250% due 10/02/2025 (a)	EUR	104	114
LifePoint Health, Inc.
5.375% due 01/15/2029		$200	148
11.000% due 10/15/2030		300	316
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		1,250	1,169
Loarre Investments SARL 6.500% due 05/15/2029	EUR	800	872
Loxam SAS 4.500% due 02/15/2027		700	774
Madison IAQ LLC 5.875% due 06/30/2029		$200	176
MajorDrive Holdings LLC 6.375% due 06/01/2029		500	431
Manitowoc Co., Inc. 9.000% due 04/01/2026		450	453

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	500	496
Marks & Spencer PLC 3.750% due 05/19/2026	GBP	500	619
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		$400	353
Masonite International Corp. 5.375% due 02/01/2028		600	577
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/2026		400	407
9.250% due 04/15/2027		400	393
McAfee Corp. 7.375% due 02/15/2030		700	640
Medline Borrower LP
3.875% due 04/01/2029		1,250	1,132
5.250% due 10/01/2029		750	708
MGM Resorts International 4.625% due 09/01/2026		500	488
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		500	466
MPH Acquisition Holdings LLC 5.750% due 11/01/2028 (j)		650	529
Mundys SpA
1.625% due 02/03/2025	EUR	500	537
1.875% due 07/13/2027		1,000	1,035
1.875% due 02/12/2028		200	203
Murphy Oil USA, Inc. 3.750% due 02/15/2031		$400	349
NCL Corp. Ltd.
5.875% due 03/15/2026		875	856
8.375% due 02/01/2028		500	530
NCR Atleos Corp. 9.500% due 04/01/2029		250	266
NCR Corp. 5.250% due 10/01/2030		200	184
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029		300	280
Nesco Holdings, Inc. 5.500% due 04/15/2029		250	231
Newell Brands, Inc.
6.375% due 04/01/2036		300	275
6.500% due 04/01/2046		100	83
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029		750	567
11.750% due 10/15/2028		300	323
NextEra Energy Operating Partners LP 7.250% due 01/15/2029		400	419
Nidda BondCo GmbH 5.000% due 09/30/2025	EUR	350	384
Nidda Healthcare Holding GmbH 7.500% due 08/21/2026		1,250	1,425
Noble Finance LLC 8.000% due 04/15/2030		$1,000	1,041
Northriver Midstream Finance LP 5.625% due 02/15/2026		500	485
Novelis Corp. 3.250% due 11/15/2026		450	424
NuStar Logistics LP
5.750% due 10/01/2025		250	249
6.375% due 10/01/2030		500	502
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		750	676
5.375% due 10/01/2029 (j)	EUR	500	474
Ontex Group NV 3.500% due 07/15/2026		850	908
Open Text Holdings, Inc. 4.125% due 12/01/2031		$550	487
Organon & Co. 2.875% due 04/30/2028	EUR	2,250	2,288
Outfront Media Capital LLC 7.375% due 02/15/2031		$575	604
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		875	819
Park River Holdings, Inc. 5.625% due 02/01/2029		100	80
Parkland Corp. 4.625% due 05/01/2030		500	461
PDC Energy, Inc. 5.750% due 05/15/2026		500	499
Pediatrix Medical Group, Inc. 5.375% due 02/15/2030		400	357
Performance Food Group, Inc. 4.250% due 08/01/2029		600	551
Permian Resources Operating LLC
5.375% due 01/15/2026		1,000	988
7.000% due 01/15/2032		300	310

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

Perrigo Finance Unlimited Co.
3.900% due 12/15/2024		237	230
4.900% due 12/15/2044		400	316
PetSmart, Inc. 7.750% due 02/15/2029		900	876
Pinnacle Bidco PLC 8.250% due 10/11/2028	EUR	1,400	1,611
Post Holdings, Inc. 4.625% due 04/15/2030		$500	460
Presidio Holdings, Inc. 8.250% due 02/01/2028		750	758
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		200	195
Prime Security Services Borrower LLC 6.250% due 01/15/2028		750	746
Q-Park Holding BV 2.000% due 03/01/2027	EUR	1,000	1,023
Radiate Holdco LLC 6.500% due 09/15/2028		$400	196
Radiology Partners, Inc. 9.250% due 02/01/2028		150	77
Raising Cane's Restaurants LLC 9.375% due 05/01/2029		900	962
Resorts World Las Vegas LLC 4.625% due 04/16/2029		300	262
Ritchie Bros Holdings, Inc. 7.750% due 03/15/2031		500	534
Rockcliff Energy LLC 5.500% due 10/15/2029		750	710
Rockies Express Pipeline LLC 4.800% due 05/15/2030		600	550
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	500	546
4.625% due 02/16/2026		450	507
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		$500	483
5.375% due 07/15/2027		500	495
7.500% due 10/15/2027		750	789
Sabre Global, Inc. 11.250% due 12/15/2027		200	197
Scientific Games Holdings LP 6.625% due 03/01/2030		500	473
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028		500	468
SCIL LLC 9.500% due 07/15/2028	EUR	300	354
Scripps Escrow, Inc. 3.875% due 01/15/2029		$600	531
Seadrill Finance Ltd. 8.375% due 08/01/2030		1,500	1,566
Seagate HDD Cayman
4.125% due 01/15/2031		253	226
5.750% due 12/01/2034		200	192
9.625% due 12/01/2032		358	409
Sealed Air Corp.
6.125% due 02/01/2028		300	303
7.250% due 02/15/2031		300	318
Sensata Technologies BV 4.000% due 04/15/2029		1,000	930
Sensata Technologies, Inc. 3.750% due 02/15/2031		400	353
Sigma Holdco BV 7.875% due 05/15/2026		200	180
Simmons Foods, Inc. 4.625% due 03/01/2029		400	346
Sirius XM Radio, Inc.
3.125% due 09/01/2026		925	870
3.875% due 09/01/2031		400	343
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028		500	519
Southwestern Energy Co. 5.700% due 01/23/2025		1,000	997
Spectrum Brands, Inc. 4.000% due 10/01/2026	EUR	500	546
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		$500	443
9.375% due 11/30/2029		400	438
9.750% due 11/15/2030		300	323
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		500	360
SRS Distribution, Inc.
4.625% due 07/01/2028		400	380
6.000% due 12/01/2029		550	513
Stagwell Global LLC 5.625% due 08/15/2029		800	737

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	500	524
3.375% due 01/15/2031		$1,000	862
5.000% due 02/15/2027		1,000	976
Star Parent, Inc. 9.000% due 10/01/2030		400	422
Station Casinos LLC 4.625% due 12/01/2031		350	316
Studio City Finance Ltd. 5.000% due 01/15/2029		200	168
Suburban Propane Partners LP 5.000% due 06/01/2031		400	363
Summer BC Holdco B SARL 5.750% due 10/31/2026	EUR	250	265
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		$587	594
TEGNA, Inc. 5.000% due 09/15/2029		1,000	918
Tenet Healthcare Corp.
4.250% due 06/01/2029		1,000	932
6.875% due 11/15/2031		500	514
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	1,200	1,285
TopBuild Corp. 3.625% due 03/15/2029		$1,250	1,134
TransDigm, Inc.
4.625% due 01/15/2029		300	282
5.500% due 11/15/2027		2,000	1,961
6.750% due 08/15/2028		400	410
6.875% due 12/15/2030		475	490
Transocean Aquila Ltd. 8.000% due 09/30/2028		500	508
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		500	519
Transocean, Inc. 8.750% due 02/15/2030		475	497
Travel & Leisure Co. 6.625% due 07/31/2026		1,000	1,010
TriNet Group, Inc. 7.125% due 08/15/2031		600	615
Triton Water Holdings, Inc. 6.250% due 04/01/2029		300	262
Triumph Group, Inc.
7.750% due 08/15/2025		750	748
9.000% due 03/15/2028		500	532
Twilio, Inc. 3.875% due 03/15/2031		300	268
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026		125	105
U.S. Foods, Inc. 7.250% due 01/15/2032		300	313
U.S. Renal Care, Inc. 10.625% due 06/28/2028		210	161
Uber Technologies, Inc. 4.500% due 08/15/2029		375	358
United Airlines, Inc.
4.375% due 04/15/2026		800	780
4.625% due 04/15/2029		900	843
United Group BV 5.250% due 02/01/2030	EUR	500	525
Univision Communications, Inc. 4.500% due 05/01/2029		$500	447
Valaris Ltd. 8.375% due 04/30/2030		1,400	1,436
Vallourec SACA 8.500% due 06/30/2026	EUR	200	223
Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		$1,250	1,061
4.125% due 08/15/2031		250	221
Venture Global LNG, Inc.
8.125% due 06/01/2028		900	910
8.375% due 06/01/2031		1,500	1,501
Verisure Holding AB 3.250% due 02/15/2027	EUR	600	638
Veritas U.S., Inc. 7.500% due 09/01/2025		$300	248
Vertiv Group Corp. 4.125% due 11/15/2028		800	751
Viavi Solutions, Inc. 3.750% due 10/01/2029		350	307
Victoria's Secret & Co. 4.625% due 07/15/2029		400	335
Viking Cruises Ltd. 5.875% due 09/15/2027		400	386
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	1,250	1,397

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028		500	588
Vital Energy, Inc. 9.750% due 10/15/2030		$300	311
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,000	1,018
4.500% due 07/15/2031	GBP	500	553
VOC Escrow Ltd. 5.000% due 02/15/2028		$500	479
VZ Secured Financing BV 3.500% due 01/15/2032	EUR	700	685
Walgreens Boots Alliance, Inc. 3.600% due 11/20/2025	GBP	800	973
Waste Pro USA, Inc. 5.500% due 02/15/2026		$450	434
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(a)(b)		658	599
Western Digital Corp. 3.100% due 02/01/2032		200	160
White Cap Buyer LLC 6.875% due 10/15/2028		400	388
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (a)		750	747
WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	1,950	1,895
3.750% due 12/01/2029		$1,000	912
Wp/ap Telecom Holdings BV 5.500% due 01/15/2030	EUR	200	202
WR Grace Holdings LLC 5.625% due 08/15/2029		$200	176
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	974
5.500% due 03/01/2025		42	42
Wynn Resorts Finance LLC 5.125% due 10/01/2029		500	472
XPO, Inc. 7.125% due 02/01/2032		350	361
Yum! Brands, Inc.
5.375% due 04/01/2032		300	295
6.875% due 11/15/2037		350	385
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		250	201
Zenith Finco PLC 6.500% due 06/30/2027	GBP	300	312
ZF North America Capital, Inc. 6.875% due 04/14/2028		$200	207
Ziggo BV 4.875% due 01/15/2030		300	268
ZipRecruiter, Inc. 5.000% due 01/15/2030		500	437

			215,017

UTILITIES 4.8%
Antero Midstream Partners LP 5.375% due 06/15/2029		700	674
Calpine Corp. 3.750% due 03/01/2031		400	351
Clearway Energy Operating LLC 3.750% due 02/15/2031		1,350	1,191
CrownRock LP 5.000% due 05/01/2029		500	488
Diamond Offshore Drilling, Inc. 9.000% due 12/21/2026 «		11	11
Electricite de France SA
2.625% due 12/01/2027 •(f)	EUR	1,000	985
7.500% due 09/06/2028 •(f)		600	725
9.125% due 03/15/2033 (f)		$500	559
Endeavor Energy Resources LP 5.750% due 01/30/2028		500	501
EP Infrastructure AS 2.045% due 10/09/2028	EUR	600	555
FirstEnergy Corp. 5.100% due 07/15/2047		$500	458
Genesis Energy LP
7.750% due 02/01/2028		400	402
8.250% due 01/15/2029		350	360
8.875% due 04/15/2030		300	311
Kaixo Bondco Telecom SA 5.125% due 09/30/2029	EUR	500	519
Lorca Telecom Bondco SA 4.000% due 09/18/2027		1,000	1,080
Lumen Technologies, Inc. 4.000% due 02/15/2027		$300	194
Tallgrass Energy Partners LP 6.000% due 12/31/2030		500	465

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

Telecom Italia Capital SA 6.375% due 11/15/2033		1,400	1,371
Telecom Italia SpA
6.875% due 02/15/2028	EUR	800	943
7.875% due 07/31/2028		800	984
Telefonica Europe BV 6.135% due 02/03/2030 (f)		400	455
TerraForm Power Operating LLC 5.000% due 01/31/2028		$300	292
TransAlta Corp. 6.500% due 03/15/2040		100	100
Vodafone Group PLC
5.125% due 06/04/2081 •		500	378
7.000% due 04/04/2079 •		950	982

			15,334

Total Corporate Bonds & Notes (Cost $274,835)			264,001

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Notes
1.750% due 03/15/2025 (l)		6,600	6,378
3.625% due 05/31/2028		400	396
4.375% due 08/31/2028		3,800	3,882
4.625% due 03/15/2026		5,500	5,548
4.625% due 11/15/2026		5,500	5,588

Total U.S. Treasury Obligations (Cost $21,657)			21,792

SOVEREIGN ISSUES 2.3%
Canada Government Bond 4.500% due 11/01/2025	CAD	4,400	3,356
Republic of Germany 1.300% due 10/15/2027	EUR	3,800	4,096

Total Sovereign Issues (Cost $7,049)			7,452

		SHARES
COMMON STOCKS 0.9%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (c)		51,501	94
iHeartMedia, Inc. 'A' (c)		11,879	32
iHeartMedia, Inc. 'B' «(c)		9,227	22

			148

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (c)		294,527	0

ENERGY 0.0%
CHC Group LLC «(c)		3,887	0

FINANCIALS 0.3%
ADLER Group SA «(c)		4,692	2
Intelsat Emergence SA «(c)(h)		28,420	810

			812

HEALTH CARE 0.6%
Amsurg Equity «(c)(h)		3,438	176
Healogics, Inc. «(c)		44,931	1,623

			1,799

REAL ESTATE 0.0%
ADLER Group SA		10,389	6

Total Common Stocks (Cost $8,317)			2,765

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Revlon Group Holdings LLC - Exp. 04/28/2028 «		3,087	0

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

Total Warrants (Cost $200)		0

PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Dresdner Funding Trust 8.151% due 06/30/2031	300,000	333

Total Preferred Securities (Cost $322)		333

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS (i) 0.3%		995

U.S. TREASURY BILLS 2.7%
5.377% due 01/25/2024 - 04/16/2024 (d)(e)(l)(n)	$8,554	8,471

Total Short-Term Instruments (Cost $9,467)		9,466

Total Investments in Securities (Cost $326,011)		309,895

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,860	135

Total Short-Term Instruments (Cost $134)		135

Total Investments in Affiliates (Cost $134)		135

Total Investments 97.3% (Cost $326,145)		$310,030
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $717)		(474)
Other Assets and Liabilities, net 2.8%		8,913

Net Assets 100.0%		$318,469

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$144	$176	0.06%
Intelsat Emergence SA	09/11/2013 - 07/03/2023	2,215	810	0.25

$2,359	$986	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$995	U.S. Treasury Notes 4.875% due 11/30/2025	$(1,015)	$995	$995

Total Repurchase Agreements	$(1,015)	$995	$995

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	(1.000)%	12/15/2023	02/02/2024	$(387)	$(387)
BRC	2.500	09/22/2023	TBD(3)	EUR	(254)	(282)
JML	2.000	10/19/2023	TBD(3)	(498)	(552)
MYI	2.500	05/10/2023	TBD(3)	(370)	(414)

Total Reverse Repurchase Agreements	$(1,635)

(j)	Securities with an aggregate market value of $1,891 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,326) at a weighted average interest rate of 1.573%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	1.267%	$300	$6	$5	$11	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	3.043	800	(6)	62	56	0	0
Calpine Corp.	5.000	Quarterly	06/20/2028	2.674	400	13	23	36	0	(1)
Calpine Corp.	5.000	Quarterly	12/20/2028	2.782	500	39	8	47	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.809	EUR	1,900	303	109	412	6	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	1.607	$500	50	12	62	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.762	550	45	26	71	0	0
Royal Caribbean Cruises Ltd.	5.000	Quarterly	06/20/2028	2.028	300	(7)	43	36	0	0

$443	$288	$731	$6	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$198	$3	$10	$13	$0	$0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	26,235	271	1,307	1,578	0	(7)

$274	$1,317	$1,591	$0	$(7)

Total Swap Agreements	$717	$1,605	$2,322	$6	$(8)

(l)

Securities with an aggregate market value of $1,255 and cash of $3,160 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	460	$583	$0	$(3)
BPS	01/2024	EUR	4,153	4,532	1	(55)
01/2024	GBP	914	1,160	0	(6)
01/2024	$674	EUR	617	8	0
CBK	01/2024	EUR	2,427	$2,630	0	(49)
GLM	01/2024	CAD	4,407	3,243	0	(83)
01/2024	GBP	748	953	0	(1)
MBC	01/2024	255	321	0	(4)
01/2024	$2,788	EUR	2,560	39	0
MYI	01/2024	EUR	52,510	$57,715	0	(267)
01/2024	GBP	161	203	0	(3)
SCX	01/2024	EUR	523	565	0	(13)
UAG	01/2024	GBP	4,091	5,178	0	(36)

Total Forward Foreign Currency Contracts	$48	$(520)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

(n)

Securities with an aggregate market value of $634 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,551	$1,535	$4,086
Corporate Bonds & Notes
Banking & Finance	0	33,650	0	33,650
Industrials	0	214,989	28	215,017
Utilities	0	15,323	11	15,334
U.S. Treasury Obligations	0	21,792	0	21,792
Sovereign Issues	0	7,452	0	7,452
Common Stocks
Communication Services	126	0	22	148
Financials	0	0	812	812
Health Care	0	0	1,799	1,799
Real Estate	6	0	0	6
Preferred Securities
Financials	0	333	0	333
Short-Term Instruments
Repurchase Agreements	0	995	0	995
U.S. Treasury Bills	0	8,471	0	8,471

$132	$305,556	$4,207	$309,895
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$135	$0	$0	$135

Total Investments	$267	$305,556	$4,207	$310,030

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6	0	6
Over the counter	0	48	0	48

$0	$54	$0	$54
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(520)	0	(520)

$0	$(528)	$0	$(528)

Total Financial Derivative Instruments	$0	$(474)	$0	$(474)

Totals	$267	$305,082	$4,207	$309,556

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$1,146	$637	$(300)	$0	$0	$52	$0	$0	$1,535	$33
Corporate Bonds & Notes
Banking & Finance	471	0	(471)	0	0	0	0	0	0	0
Industrials	29	0	(20)	0	19	0	0	0	28	0
Utilities	11	0	0	0	0	0	0	0	11	0
Common Stocks
Communication Services	33	0	0	0	0	(11)	0	0	22	(10)
Financials	695	0	0	0	0	117	0	0	812	118
Health Care	1,835	144	0	0	0	(180)	0	0	1,799	(180)
Rights
Industrials	19	0	(27)	0	27	(19)	0	0	0	0
Warrants
Consumer Discretionary	0	200	0	0	0	(200)	0	0	0	0
Industrials	21	0	(28)	0	28	(21)	0	0	0	0

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2023 (Unaudited)

Totals	$4,260	$981	$(846)	$0	$74	$(262)	$0	$0	$4,207	$(39)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$488	Comparable Companies	EBITDA Multiple	X	14.500	—
1,047	Discounted Cash Flow	Discount Rate	8.800 - 26.490	11.692
Corporate Bonds & Notes
Industrials	28	Expected Recovery	Price	1.630	—
Utilities	11	Discounted Cash Flow	Discount Rate	10.580	—
Common Stocks
Communication Services	22	Reference Instrument	Stock Price w/Liquidity Discount	10.000	—
Financials	810	Comparable Companies	EBITDA Multiple	X	4.000	—
2	Option Pricing Model	Volatility	60.720	—
Health Care	1,799	Comparable Companies	EBITDA Multiple	X	9.290 – 14.500	9.801

Total	$4,207

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments PIMCO Income Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
American Airlines, Inc. 10.427% due 04/20/2028		$115,650	$118,984
Amsurg
10.110% due 11/03/2026 «		173,078	173,078
13.258% due 09/15/2028 «		685,413	685,413
Avolon TLB Borrower (U.S.) LLC TBD% due 06/22/2028		7,951	7,978
Carnival Corp.
7.593% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	103,388	114,492
8.720% due 10/18/2028		$32,018	32,111
Cengage Learning, Inc. 10.405% due 07/14/2026		72,610	72,932
Charter Communications Operating LLC 7.133% due 02/01/2027		6,402	6,410
DirecTV Financing LLC 10.650% due 08/02/2027		70,085	70,212
Emerald TopCo, Inc. 8.970% due 07/24/2026		6,036	5,992
Encina Private Credit LLC TBD% - 9.241% due 11/30/2025 «µ		78,271	76,637
Envalior Finance GmbH
9.448% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	118,900	120,571
10.883% due 03/29/2030		$215,029	198,455
Finastra U.S.A., Inc.
TBD% - 12.616% due 09/13/2029 «µ		5,733	5,730
0.500% - 12.616% due 09/13/2029 «		55,267	55,195
GHH Holdings Ltd. 7.145% (SONIA03M + 1.850%) due 12/04/2024 «~(m)	GBP	73,974	92,580
iHeartCommunications, Inc. 8.470% due 05/01/2026		$2,639	2,288
Lealand Finance Co. BV 8.470% due 06/28/2024		2,410	1,675
Lealand Finance Co. BV (6.431% Cash and 3.000% PIK) 9.431% due 06/30/2025 (d)		5,807	2,429
Market Bidco Ltd. 8.752% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	231,303	243,178
MH Sub LLC 9.220% due 09/13/2024		$2,829	2,837
Poseidon Bidco SASU 9.175% (EUR003M + 5.250%) due 09/30/2028 ~	EUR	575,500	636,118
Project Luminous 8.362% due 12/15/2027 «(m)		$85,000	80,351
Project Quasar Pledgco SLU 7.083% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	103,656	110,872
PUG LLC 8.970% due 02/12/2027		$7,044	6,949
Sigma Bidco BV 7.413% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	4,143	4,578
Softbank Vision Fund 5.000% due 12/21/2025 «		$456,211	435,707
Sotera Health Holdings LLC 8.395% due 12/11/2026		29,413	29,437
SS&C European Holdings SARL 7.220% due 04/16/2025		13,607	13,643
SS&C Technologies, Inc. 7.220% due 04/16/2025		14,335	14,372
Syniverse Holdings, Inc. 12.348% due 05/13/2027		56,487	49,956
TransDigm, Inc.
8.598% due 02/22/2027		20,048	20,158
8.598% due 08/24/2028		77,743	78,194
U.S. Renal Care, Inc. 10.470% due 06/20/2028		24,704	18,837
United Airlines, Inc. 9.220% due 04/21/2028		25,617	25,745
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		5,580	4,130
Windstream Services LLC
9.448% due 02/23/2027		56,290	55,727
11.706% due 09/21/2027		35,736	33,904
Worldpay LLC TBD% due 09/20/2030		49,450	49,728

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		7,232	6,434

Total Loan Participations and Assignments (Cost $3,616,465)			3,764,017

CORPORATE BONDS & NOTES 10.8%
BANKING & FINANCE 4.7%
Adler Financing SARL (12.500% PIK) 12.500% due 06/30/2025 (d)	EUR	1,878	2,189
Agps Bondco PLC
5.000% due 04/27/2027		2,300	856
5.500% due 11/13/2026		400	156
Ambac Assurance Corp. 5.100% due 12/31/2099 (k)		$352	460
American Assets Trust LP 3.375% due 02/01/2031		33,850	27,630
Asian Development Bank 4.700% due 03/12/2024	MXN	189,200	10,988
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$115,420	102,362
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	60,500	63,528
2.625% due 04/28/2025		10,922	11,771
3.625% due 09/24/2024		9,350	10,255
7.708% due 01/18/2028 •		2,000	2,214
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	166,500	43,715
Banco Santander SA
4.250% due 04/11/2027		$28,400	27,534
6.527% due 11/07/2027		95,200	98,506
6.607% due 11/07/2028		61,400	65,422
Bank of America Corp. 5.202% due 04/25/2029		14,200	14,297
Bank of Nova Scotia 4.900% due 06/04/2025 •(k)(l)		2,702	2,588
Barclays PLC
2.894% due 11/24/2032 •		3,739	3,067
4.972% due 05/16/2029 •		54,550	53,602
6.224% due 05/09/2034		160,546	166,602
6.490% due 09/13/2029		25,800	26,886
6.496% due 09/13/2027		61,100	62,838
6.692% due 09/13/2034		52,600	56,270
7.437% due 11/02/2033 •		22,148	24,816
Blue Ridge Re Ltd. 10.582% due 01/08/2031		22,908	22,921
BPCE SA
6.612% due 10/19/2027		28,400	29,249
6.714% due 10/19/2029		66,000	69,566
7.003% due 10/19/2034		37,500	40,801
CaixaBank SA
6.684% due 09/13/2027		41,400	42,469
6.840% due 09/13/2034		41,000	43,336
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		3,700	217
4.450% due 08/17/2026 ^(e)		3,500	241
4.800% due 05/17/2028 ^(e)		1,300	93
5.250% due 05/13/2026 ^(e)		2,200	130
5.950% due 10/20/2025 ^(e)		2,600	182
6.000% due 07/16/2025 ^(e)		4,300	290
6.450% due 11/07/2024 ^(e)		6,600	470
Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	137,900	152,235
9.152% due 01/28/2029 •		59,600	65,795
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		$17,940	1,379
3.125% due 10/22/2025 ^(e)		26,950	2,347
3.875% due 10/22/2030 ^(e)		18,050	1,420
4.800% due 08/06/2030 ^(e)		2,100	177
5.125% due 01/17/2025 ^(e)		6,100	477
5.400% due 05/27/2025 ^(e)		3,400	283
5.625% due 01/14/2030 ^(e)		1,300	106
6.150% due 09/17/2025 ^(e)		1,900	160
6.500% due 04/08/2024 ^(e)		1,000	88
8.000% due 01/27/2024 ^(e)		5,515	441
Credit Agricole SA 6.316% due 10/03/2029		7,900	8,282
Credit Suisse AG
1.250% due 08/07/2026		2,900	2,632
4.750% due 08/09/2024		2,400	2,386
5.185% (EUR003M + 1.230%) due 05/31/2024 ~	EUR	21,100	23,375
7.500% due 02/15/2028		$242,450	265,679
Credit Suisse AG AT1 Claim		285,346	34,242
Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	2,300	2,090

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

1.750% due 11/19/2030 •		5,400	5,190
2.552% due 01/07/2028 •		$8,850	8,129
3.035% due 05/28/2032 •(m)		94,774	79,228
3.547% due 09/18/2031 •		146,147	128,344
3.961% due 11/26/2025 •		67,286	66,198
5.000% due 09/05/2030 •	EUR	6,000	6,849
6.720% due 01/18/2029 •		$6,776	7,100
East Lane Re Ltd. 14.582% due 03/31/2026		32,100	32,259
EPR Properties
4.500% due 06/01/2027		500	472
4.750% due 12/15/2026		2,445	2,341
4.950% due 04/15/2028		3,980	3,779
Erste Group Bank AG 4.250% due 10/15/2027 •(k)(l)	EUR	6,400	6,069
Essential Properties LP 2.950% due 07/15/2031		$7,800	6,142
FFC Senior Notes Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		47,749	41,287
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		6,225	5,768
2.748% due 06/14/2024	GBP	10,821	13,609
GLP Capital LP
3.250% due 01/15/2032		$4,800	4,057
4.000% due 01/15/2031		5,300	4,779
5.250% due 06/01/2025		6,166	6,148
5.300% due 01/15/2029		29,811	29,657
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,267	24,473
Hexagon RE Ltd. 13.832% due 01/07/2031	EUR	21,312	23,463
HSBC Holdings PLC
2.804% due 05/24/2032 •		$51,900	43,350
2.848% due 06/04/2031 •		2,000	1,721
3.973% due 05/22/2030 •		73,500	68,716
4.041% due 03/13/2028 •		11,280	10,874
4.583% due 06/19/2029 •		73,000	70,842
5.402% due 08/11/2033 •		4,200	4,221
6.254% due 03/09/2034 •		157,350	167,324
Hudson Pacific Properties LP
3.250% due 01/15/2030		300	221
3.950% due 11/01/2027		5,200	4,359
4.650% due 04/01/2029		700	569
5.950% due 02/15/2028		8,000	7,080
Intesa Sanpaolo SpA
7.200% due 11/28/2033		32,400	34,562
7.800% due 11/28/2053		25,000	27,473
KBC Group NV 5.796% due 01/19/2029 •		900	916
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	2,800	2,809
Lloyds Banking Group PLC 7.875% due 06/27/2029 •(k)(l)	GBP	77,363	96,702
MMcapS Funding Ltd.
5.912% (US0003M + 0.290%) due 12/26/2039 ~		$16,631	15,550
6.122% (US0003M + 0.500%) due 12/26/2039 ~		10,100	7,954
National Health Investors, Inc. 3.000% due 02/01/2031		16,900	13,533
Nationwide Building Society
2.972% due 02/16/2028 •		342	318
3.960% due 07/18/2030 •		57,892	54,127
4.302% due 03/08/2029 •		79,100	75,851
6.557% due 10/18/2027		30,400	31,488
Nature Coast Re Ltd. 10.000% due 12/07/2030		22,346	22,355
NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,104
4.445% due 05/08/2030 •		163,400	156,713
4.892% due 05/18/2029 •		13,000	12,778
5.076% due 01/27/2030 •		177,653	175,082
6.016% due 03/02/2034 •		49,700	52,235
New Metro Global Ltd.
4.500% due 05/02/2026		9,400	2,374
4.625% due 10/15/2025		1,400	402
4.800% due 12/15/2024		15,700	6,241
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	41,352
2.750% due 03/09/2028		40,800	36,031
Nomura Holdings, Inc. 2.172% due 07/14/2028		51,800	45,544
Orange Capital RE DAC 11.508% due 01/08/2027	EUR	19,700	21,759
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		$3,113	3,107
Preferred Term Securities Ltd.
5.785% (TSFR3M + 0.400%) due 03/22/2038 ~		25,563	21,217

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.946% (US0003M + 0.300%) due 03/22/2037 ~		51,287	46,671
5.946% (US0003M + 0.300%) due 09/22/2037 ~		90	76
5.946% (US0003M + 0.300%) due 12/22/2037 ~		10,702	8,722
5.956% (US0003M + 0.310%) due 12/22/2036 ~		62,841	59,384
5.986% (US0003M + 0.340%) due 09/22/2036 ~		9,355	8,700
5.996% (US0003M + 0.350%) due 06/22/2037 ~		49,018	39,460
6.016% (US0003M + 0.370%) due 09/22/2037 ~		42,681	33,718
6.026% (US0003M + 0.380%) due 09/23/2035 ~		72	72
6.026% (US0003M + 0.380%) due 12/22/2036 ~		1,332	1,049
6.026% (US0003M + 0.380%) due 03/22/2037 ~		46,744	35,525
6.036% (US0003M + 0.390%) due 12/22/2036 ~		2,951	2,486
6.039% (US0003M + 0.400%) due 06/23/2035 ~		15,793	15,161
6.046% (US0003M + 0.400%) due 09/22/2036 ~		29,858	23,588
6.046% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,705
6.046% (US0003M + 0.400%) due 03/22/2038 ~		52,169	46,952
6.076% (US0003M + 0.430%) due 12/22/2035 ~		29,157	24,492
6.096% (US0003M + 0.450%) due 03/22/2038 ~		7,036	6,086
6.126% (US0003M + 0.480%) due 09/23/2035 ~		15,092	13,356
6.139% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,211
6.226% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,469
6.246% (US0003M + 0.600%) due 03/22/2038 ~		17,150	12,305
6.266% (US0003M + 0.620%) due 12/22/2036 ~		31,382	24,714
6.396% (US0003M + 0.750%) due 09/23/2035 ~		20,740	15,555
6.482% (US0003M + 0.860%) due 07/03/2033 ~		915	869
6.519% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,800
6.522% (US0003M + 0.900%) due 01/03/2033 ~		5,289	5,051
6.546% (US0003M + 0.900%) due 03/22/2038 ~		21,534	20,672
Santander Holdings USA, Inc. 4.500% due 07/17/2025		50,293	49,739
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	10,124
3.823% due 11/03/2028 •		31,580	29,702
6.534% due 01/10/2029 •		103,000	106,693
6.750% due 06/24/2024 •(k)(l)	GBP	48,676	62,098
Seazen Group Ltd.
4.450% due 07/13/2025		$4,000	1,180
6.000% due 08/12/2024		10,100	5,656
SLM Student Loan Trust 4.475% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	607	622
Societe Generale SA
2.889% due 06/09/2032 •		$29,900	24,698
6.446% due 01/10/2029 •		67,900	70,299
6.447% due 01/12/2027 •		83,300	84,803
6.691% due 01/10/2034 •		131,700	139,219
Standard Chartered PLC 2.678% due 06/29/2032 •		4,900	3,988
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(k)	EUR	381,436	422,792
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (d)		$645	68
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (d)		645	51
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (d)		1,290	102
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (d)		1,934	88
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (d)		1,934	105
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (d)		909	35
SVB Financial Group 3.125% due 06/05/2030 ^(e)		500	329
Taranis Reinsurance DAC
9.955% due 01/07/2031	EUR	13,300	14,694
12.159% due 01/08/2031		18,600	20,548
Trafford Centre Finance Ltd. 6.064% (SONIO/N + 0.844%) due 07/28/2038 ~	GBP	6,550	6,721
U.S. Capital Funding Ltd.
5.948% due 07/10/2043 •		$49,960	38,469
6.519% (US0003M + 0.880%) due 05/01/2034 ~		1,183	1,171
UBS AG 5.125% due 05/15/2024 (l)		50,025	49,674
UBS Group AG
3.091% due 05/14/2032 •		126,092	107,451
3.250% due 04/02/2026 •	EUR	17,100	18,715
3.869% due 01/12/2029 •		$7,400	6,983
4.194% due 04/01/2031 •		36,569	34,082
4.965% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	27,000	29,864
5.959% due 01/12/2034 •		$130,900	135,436
6.246% due 09/22/2029		92,400	96,459
6.301% due 09/22/2034		19,800	20,975
6.327% due 12/22/2027		95,300	98,271
6.373% due 07/15/2026 •		65,500	66,283
6.442% due 08/11/2028 •		149,385	155,233
6.537% due 08/12/2033 •		212,800	227,223
7.750% due 03/01/2029 •	EUR	50,100	63,815

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

9.016% due 11/15/2033 •		$34,450	42,374
UniCredit SpA 2.569% due 09/22/2026 •		11,513	10,830
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	1,947	2,480
Uniti Group LP
4.750% due 04/15/2028		$22,123	19,091
10.500% due 02/15/2028		12,975	13,165
Ursa Re Ltd.
10.832% due 12/07/2026		38,700	38,698
14.082% due 12/07/2026		49,500	49,496
VICI Properties LP
3.875% due 02/15/2029		5,805	5,337
4.500% due 09/01/2026		16,083	15,579
4.500% due 01/15/2028		3,495	3,336
4.625% due 06/15/2025		4,435	4,359
5.625% due 05/01/2024		8,500	8,478
5.750% due 02/01/2027		12,316	12,362
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		39,868	21,678
Wells Fargo & Co. 2.393% due 06/02/2028 •		5,800	5,315

			6,466,191

INDUSTRIALS 3.7%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		32,144	31,281
Altice Financing SA 5.750% due 08/15/2029		123,389	109,661
Altice France SA 8.125% due 02/01/2027		45,663	42,131
Amdocs Ltd. 2.538% due 06/15/2030		25,100	21,663
American Airlines Pass-Through Trust
2.875% due 01/11/2036		28,098	23,900
3.000% due 04/15/2030		17,142	15,493
3.150% due 08/15/2033		1,458	1,279
3.200% due 12/15/2029		9,387	8,560
3.350% due 04/15/2031		20,537	18,571
3.375% due 11/01/2028		35,921	32,950
3.575% due 07/15/2029		8,682	8,105
3.600% due 03/22/2029		3,171	2,972
3.650% due 02/15/2029		11,093	10,283
3.650% due 12/15/2029		3,373	3,019
3.700% due 04/01/2028		15,211	14,169
4.000% due 01/15/2027		1,289	1,236
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		24,100	17,807
BAT Capital Corp.
6.343% due 08/02/2030		10,250	10,770
6.421% due 08/02/2033		8,450	8,849
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		2,300	1,648
Boeing Co.
5.705% due 05/01/2040		71,614	74,118
5.805% due 05/01/2050		47,670	49,398
5.930% due 05/01/2060		104,229	108,115
British Airways Pass-Through Trust
2.900% due 09/15/2036		12,782	10,957
3.300% due 06/15/2034		2,426	2,162
3.800% due 03/20/2033		4,517	4,231
4.250% due 05/15/2034		11,861	11,074
Broadcom, Inc.
2.450% due 02/15/2031		86,400	73,930
2.600% due 02/15/2033		34,505	28,444
3.137% due 11/15/2035		11,891	9,769
3.187% due 11/15/2036		18,449	14,960
3.419% due 04/15/2033		19,331	16,987
3.469% due 04/15/2034		72,105	62,764
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (d)		101,226	81,929
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (d)		196,729	157,087
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)		232,291	187,713
CDW LLC
2.670% due 12/01/2026		64,300	60,220
3.276% due 12/01/2028		16,500	15,156
3.569% due 12/01/2031		51,800	46,008
Cellnex Finance Co. SA 3.875% due 07/07/2041		13,534	10,495
Charter Communications Operating LLC
3.850% due 04/01/2061		6,000	3,745
3.900% due 06/01/2052		129,400	87,149
3.950% due 06/30/2062		57,500	36,239

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.400% due 12/01/2061		73,900	51,153
Community Health Systems, Inc.
5.625% due 03/15/2027		224,741	209,109
8.000% due 03/15/2026		44,364	44,256
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		836	829
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (d)		2,244	1,633
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		2,092	2,046
CoStar Group, Inc. 2.800% due 07/15/2030		29,567	25,163
CVS Pass-Through Trust
4.163% due 08/11/2036		5,054	4,507
5.773% due 01/10/2033		3,963	3,936
5.880% due 01/10/2028		657	650
7.507% due 01/10/2032		3,490	3,672
DISH DBS Corp.
5.250% due 12/01/2026		143,110	122,878
5.750% due 12/01/2028		160,000	127,916
Energy Transfer LP
4.400% due 03/15/2027		4,145	4,055
4.950% due 05/15/2028		4,355	4,337
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (d)		10,342	1,862
Gazprom PJSC Via Gaz Capital SA
2.949% due 01/24/2024	EUR	880	801
4.250% due 04/06/2024	GBP	4,500	4,675
4.950% due 03/23/2027		$24,600	17,097
4.950% due 02/06/2028		15,900	11,050
7.288% due 08/16/2037		30,730	24,788
8.625% due 04/28/2034		141,090	128,663
Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,205	1,493
7.139% (SONIO/N + 1.919%) due 12/15/2034 ~		427	430
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031		$6,450	6,820
Imperial Brands Finance PLC 3.500% due 07/26/2026		3,625	3,460
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		19,600	15,064
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		579,839	553,806
JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,431	2,057
4.000% due 05/15/2034		57,062	52,380
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	213,300	211,770
Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	4,924	5,956
6.135% (SOFRRATE + 0.712%) due 12/15/2030 ~		$36	33
Netflix, Inc. 3.875% due 11/15/2029	EUR	22,680	25,943
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$6,710	6,463
4.345% due 09/17/2027		74,963	71,770
4.810% due 09/17/2030		212,402	198,704
Noble Finance LLC 8.000% due 04/15/2030		9,074	9,450
NPC Ukrenergo 6.875% due 11/09/2028		3,480	945
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (h)(k)		5,635	194
Oracle Corp.
3.850% due 04/01/2060		1,545	1,122
4.100% due 03/25/2061 (m)		22,100	16,876
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		7,543	7,074
Petroleos de Venezuela SA
5.375% due 04/12/2037		105,630	11,778
5.500% due 04/12/2047		117,045	13,168
6.000% due 05/16/2034		87,600	10,072
6.000% due 11/15/2036		54,167	6,297
9.000% due 11/17/2031		4,000	470
9.750% due 05/17/2045		43,640	5,673
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	7,200	6,706
5.950% due 01/28/2031		$176,125	140,855
6.700% due 02/16/2032		412,739	342,969
6.750% due 09/21/2047		71,382	46,796
6.950% due 01/28/2060		57,150	37,711
7.690% due 01/23/2050		16,197	11,539
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		70,556	68,869
Prosus NV
1.288% due 07/13/2029	EUR	19,700	17,707

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

1.985% due 07/13/2033		26,300	21,534
2.085% due 01/19/2030		27,600	25,544
2.778% due 01/19/2034		20,944	18,083
3.061% due 07/13/2031		$47,100	38,076
4.193% due 01/19/2032		28,000	24,177
4.987% due 01/19/2052		16,000	12,043
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		5,100	5,065
Rolls-Royce PLC
3.375% due 06/18/2026	GBP	7,484	9,087
4.625% due 02/16/2026	EUR	47,975	54,012
5.750% due 10/15/2027	GBP	43,671	56,013
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)		60,389	50,034
Sands China Ltd.
4.300% due 01/08/2026		$29,682	28,522
5.375% due 08/08/2025		25,048	24,717
5.650% due 08/08/2028		24,739	24,548
Sprint Spectrum Co. LLC
4.738% due 03/20/2025		8,584	8,514
5.152% due 09/20/2029		26,405	26,300
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		1,392	1,410
Sutter Health
3.161% due 08/15/2040		6,500	5,107
3.361% due 08/15/2050		26,100	19,393
Syngenta Finance NV 4.892% due 04/24/2025		7,934	7,832
Times Square Hotel Trust 8.528% due 08/01/2026		598	597
Topaz Solar Farms LLC
4.875% due 09/30/2039		8,884	8,205
5.750% due 09/30/2039		65,509	65,223
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		1,138	1,088
U.S. Renal Care, Inc. 10.625% due 06/28/2028		5,107	3,920
United Airlines Pass-Through Trust
2.700% due 11/01/2033		8,806	7,469
3.500% due 09/01/2031		3,342	3,051
4.000% due 10/11/2027		2,729	2,609
4.150% due 10/11/2025		1,268	1,262
4.150% due 02/25/2033		3,579	3,307
5.875% due 04/15/2029		148,800	150,823
Valaris Ltd. 8.375% due 04/30/2030		2,156	2,211
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		21,870	19,868
3.875% due 11/01/2033		10,800	9,165
4.125% due 08/15/2031		11,800	10,411
Venture Global LNG, Inc.
8.125% due 06/01/2028		47,900	48,418
8.375% due 06/01/2031		31,100	31,131
9.500% due 02/01/2029		1,700	1,800
9.875% due 02/01/2032		10,600	11,048
Viasat, Inc. 6.500% due 07/15/2028		17,700	14,556
Windstream Escrow LLC 7.750% due 08/15/2028		85,720	75,170
Wynn Macau Ltd. 5.500% due 01/15/2026		6,250	6,105
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,499	2,491

			5,184,432

UTILITIES 2.4%
Enel Finance America LLC 7.100% due 10/14/2027		7,200	7,688
FORESEA Holding SA 7.500% due 06/15/2030		3,358	3,113
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	91,308
2.950% due 01/27/2029		$93,400	53,705
3.000% due 06/29/2027		12,000	8,100
ONEOK, Inc.
6.050% due 09/01/2033		20,850	22,100
6.625% due 09/01/2053		9,400	10,532
Pacific Gas & Electric Co.
2.100% due 08/01/2027		44,031	39,715
2.500% due 02/01/2031		45,059	37,213
2.950% due 03/01/2026		69,389	65,769
3.000% due 06/15/2028		85,600	78,079
3.150% due 01/01/2026		218,783	209,939
3.250% due 06/01/2031		86,160	74,698
3.300% due 03/15/2027		83,737	78,352

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

3.300% due 12/01/2027	164,659	153,829
3.400% due 08/15/2024	87,360	85,929
3.450% due 07/01/2025	135,506	131,212
3.500% due 06/15/2025	104,124	100,957
3.500% due 08/01/2050	62,977	43,612
3.750% due 02/15/2024	78,151	77,915
3.750% due 07/01/2028	176,652	165,609
3.750% due 08/15/2042	9,252	6,854
3.950% due 12/01/2047	51,169	37,551
4.000% due 12/01/2046	45,023	33,077
4.200% due 03/01/2029	65,400	61,890
4.200% due 06/01/2041	9,800	7,859
4.250% due 03/15/2046	65,103	50,220
4.300% due 03/15/2045	49,381	38,778
4.400% due 03/01/2032	67,000	62,052
4.450% due 04/15/2042	51,362	41,571
4.500% due 07/01/2040	151,425	128,302
4.500% due 12/15/2041	21,614	16,980
4.550% due 07/01/2030	346,519	330,340
4.600% due 06/15/2043	52,798	43,593
4.650% due 08/01/2028	19,885	19,111
4.750% due 02/15/2044	48,018	40,200
4.950% due 06/08/2025	31,400	31,218
4.950% due 07/01/2050	313,203	268,214
5.250% due 03/01/2052	66,800	59,531
5.450% due 06/15/2027	17,500	17,653
5.900% due 06/15/2032	20,000	20,360
Peru LNG SRL 5.375% due 03/22/2030	1,400	1,160
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038	32,700	31,035
4.377% due 06/03/2041	36,350	34,061
4.451% due 12/01/2049	186,920	169,164
4.674% due 12/01/2053	21,300	20,033
Rio Oil Finance Trust
8.200% due 04/06/2028	19,880	20,365
9.750% due 01/06/2027	13,249	13,803
Sprint Capital Corp. 8.750% due 03/15/2032	25,100	31,010
Sprint LLC
7.125% due 06/15/2024	24,979	25,104
7.625% due 03/01/2026	30,127	31,493
System Energy Resources, Inc. 2.140% due 12/09/2025	26,100	24,310

		3,256,266

Total Corporate Bonds & Notes (Cost $16,260,572)		14,906,889

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (d)	1,941	150

INDUSTRIALS 0.0%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)	56,500	37,516

Total Convertible Bonds & Notes (Cost $55,901)		37,666

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	5,800	5,282
3.850% due 06/01/2050	4,540	4,208
4.214% due 06/01/2050	26,895	20,316

		29,806

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	24,683	25,876
6.725% due 04/01/2035	6,738	7,105
7.350% due 07/01/2035	18,377	19,980

		52,961

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	17,237	9,416

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $101,640)		92,183

U.S. GOVERNMENT AGENCIES 60.3%
Fannie Mae
0.000% due 09/25/2042 - 11/25/2042 •	838	465
0.398% due 03/25/2041 ~(a)	2,155	180
0.548% due 11/25/2049 •(a)	20,170	2,963
0.578% due 06/25/2037 •(a)	355	34
0.598% due 03/25/2037 - 03/25/2049 •(a)	6,841	796
0.618% due 12/25/2036 - 02/25/2037 •(a)	1,236	86
0.648% due 04/25/2037 •(a)	586	56
0.658% due 04/25/2037 •(a)	872	63
0.698% due 08/25/2035 - 02/25/2043 •(a)	3,546	326
0.848% due 01/25/2038 •(a)	1,358	119
0.898% due 01/25/2040 •(a)	1,530	103
0.928% due 03/25/2037 •(a)	1,786	148
0.948% due 05/25/2037 •(a)	510	39
0.958% due 06/25/2037 •(a)	2,080	211
0.988% due 04/25/2037 •(a)	1,323	138
0.998% due 12/25/2037 ~(a)	1,212	111
0.998% due 10/25/2039 •(a)	279	1
1.098% due 10/25/2036 - 06/25/2040 ~(a)	1,365	120
1.148% due 11/25/2035 •(a)	144	2
1.198% due 11/25/2036 •(a)	367	17
1.248% due 03/25/2036 ~(a)	747	62
1.338% due 04/25/2037 •(a)	940	109
1.548% due 02/25/2038 •(a)	3,978	446
1.748% due 02/25/2037 •(a)	321	37
2.332% due 03/25/2038 •	338	334
2.500% due 04/25/2042 - 08/25/2042	14,342	13,447
3.000% due 06/25/2027 - 06/25/2042 (a)	14,935	626
3.564% due 04/01/2027 •	20	19
3.840% due 12/01/2035 •	13	13
3.945% due 02/01/2032 •	1	1
3.985% due 09/01/2030 •	3	3
4.000% due 07/01/2041 - 01/01/2059	4,946	4,687
4.000% due 12/25/2042 - 12/25/2047 (a)	1,319	145
4.162% due 03/01/2033 •	5	4
4.295% due 10/01/2025 •	2	2
4.306% due 02/01/2034 •	250	249
4.353% due 12/01/2027 •	1	1
4.395% due 09/01/2031 •	33	32
4.477% due 04/01/2028 •	2	2
4.500% due 12/25/2039 - 07/25/2040	3,325	3,266
4.500% due 12/25/2042 (a)	898	152
4.791% due 04/01/2032 •	7	7
5.000% due 08/25/2033 - 06/25/2043	17,186	17,263
5.007% due 04/01/2033 •	1	1
5.190% due 05/01/2024 •	1	1
5.200% due 05/01/2024 •	1	1
5.500% due 11/25/2032 - 06/01/2048	5,385	5,456
5.503% due 12/25/2036 •	20	20
5.555% due 03/01/2036 •	1	1
5.563% due 03/25/2034 •	2	2
5.580% due 09/25/2031 ~	924	916
5.593% due 08/25/2034 ~	1	1
5.705% due 12/01/2033 •	7	7
5.802% due 03/25/2044 •	3	3
5.852% due 06/25/2029 - 08/25/2036 •	8	7
5.874% due 10/01/2032 •	4	4
5.875% due 09/01/2024 •	3	3
5.902% due 06/25/2049 •	4,313	4,198
5.910% due 10/01/2034 •	71	70
6.000% due 06/25/2029 - 09/25/2031	683	690
6.000% due 08/01/2032 •	3	2
6.126% due 10/01/2036 •	2	2
6.129% due 10/01/2044 •	1	1
6.135% due 07/01/2032 •	4	4
6.195% due 03/01/2033 •	37	36
6.282% due 09/01/2035 •	2	2
6.329% due 10/01/2040 •	10	9
6.500% due 06/25/2028 - 02/25/2033	34	34
6.850% due 12/18/2027	2	2
7.000% due 06/25/2032 - 01/25/2048	92	93
7.169% due 08/01/2033 •	9	9
7.425% due 11/01/2033 •	7	7
7.500% due 11/25/2030 - 06/25/2042	14	14
7.500% due 06/25/2042 ~	11	11
8.500% due 06/25/2030	49	53
Freddie Mac
0.000% due 03/15/2036 •(a)	41	0
0.000% due 01/15/2038 ~(a)	14,512	763
0.000% due 02/15/2040 - 12/15/2042 •	2,765	2,269
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	139,898	102,866
0.497% due 11/15/2037 •(a)	4,619	362

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

0.597% due 08/15/2037 •(a)	588	50
0.747% due 06/15/2038 - 01/15/2042 •(a)	2,967	243
0.795% due 11/15/2043 •	9,951	9,891
0.955% due 08/15/2044 •	5,424	5,153
0.987% due 03/15/2037 •(a)	2,961	270
0.997% due 03/15/2037 - 06/15/2039 •(a)	1,367	130
1.097% due 09/15/2036 •(a)	1,100	88
1.117% due 09/15/2036 •(a)	743	65
1.150% due 09/25/2030 ~(a)	201,622	11,803
1.197% due 04/15/2036 •(a)	3,588	394
1.197% (- 1.0*LIBOR01M + 6.650%) due 05/15/2036 ~(a)	833	69
1.247% due 04/15/2026 •(a)	114	2
1.297% due 01/15/2037 •(a)	432	40
1.376% due 06/25/2030 ~(a)	87,916	6,017
1.433% due 05/25/2030 ~(a)	307,536	22,494
1.697% due 08/15/2036 •(a)	1,198	128
1.747% due 07/15/2034 •(a)	90	0
3.000% due 03/15/2027 - 10/15/2047 (a)	37,896	7,581
3.000% due 08/01/2032 - 03/01/2049	181,983	165,119
3.500% due 08/15/2042 - 05/01/2049	331,094	309,275
3.500% due 12/15/2042 (a)	3,746	590
4.000% due 08/01/2040 - 08/01/2048	77,230	74,641
4.000% due 09/15/2048 (a)	4,567	632
4.075% due 09/25/2035 ~(a)	69,598	12,425
4.500% due 06/01/2048	2,131	2,106
4.665% due 04/01/2033 - 02/01/2037 •	2	2
5.000% due 01/15/2034 - 05/15/2038	2,397	2,408
5.100% due 06/01/2033 •	2	2
5.102% due 05/01/2035 •	10	10
5.128% due 05/01/2029 •	6	5
5.157% due 01/01/2035 •	12	12
5.162% due 03/01/2031 •	4	4
5.178% due 12/01/2034 •	4	4
5.194% due 12/15/2031 - 02/15/2032 •	337	352
5.236% due 05/01/2033 •	5	5
5.273% due 05/01/2037 •	1	1
5.500% due 08/15/2036 - 06/15/2041	14,930	15,346
5.581% due 07/01/2033 •	3	3
5.730% due 08/25/2031 •	5	5
5.797% due 11/01/2035 •	37	38
5.853% due 11/01/2029 - 12/15/2046 •	17,597	17,085
5.903% due 06/15/2049 •	9,611	9,372
5.928% due 12/01/2033 •	25	25
5.943% due 09/01/2037 •	1	1
5.952% due 09/01/2033 •	1	1
5.971% due 07/01/2033 •	2	2
5.995% due 08/01/2034 •	1	1
6.000% due 02/15/2031 - 02/15/2032	585	597
6.008% due 09/01/2037 •	1	1
6.078% due 01/01/2035 •	25	26
6.081% due 03/01/2032 •	50	50
6.116% due 04/01/2036 •	3	3
6.120% due 09/01/2037 - 12/01/2037 •	2	1
6.167% due 07/01/2034 •	19	20
6.250% due 09/01/2032 •	22	22
6.254% due 09/01/2033 •	23	23
6.338% due 11/01/2031 •	6	6
6.349% due 10/01/2032 •	6	6
6.350% due 01/01/2033 •	4	4
6.355% due 09/01/2031 •	95	94
6.363% due 09/01/2034 •	25	24
6.412% due 07/25/2044 ~	4	4
6.500% due 03/15/2024 - 11/25/2049	4,622	4,927
6.752% due 10/15/2031 •	13	13
7.000% due 03/15/2024 - 03/15/2032	49	51
7.250% due 09/15/2030	7	7
7.500% due 09/15/2030	50	53
8.500% due 06/15/2031	25	27
Ginnie Mae
0.024% due 08/16/2048 ~(a)	3,030	1
0.083% due 10/16/2053 ~(a)	1,064	0
0.185% due 11/16/2043 ~(a)	23	0
0.728% due 10/20/2047 •(a)	8,216	956
1.090% due 03/16/2051 ~(a)	648	1
2.500% due 04/20/2052	36,680	32,081
2.750% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1
2.750% due 12/20/2026 - 12/20/2033 •	22	21
3.000% due 01/20/2042 - 11/20/2048	488	448
3.500% due 03/20/2043 (a)	310	58
3.500% due 01/20/2045 - 03/15/2048	115,736	111,378
3.625% due 01/20/2027 - 01/20/2035 •	53	53
3.875% due 06/20/2027 - 06/20/2032 •	62	62
4.000% due 06/20/2039 - 04/20/2053	105,054	100,882
4.000% due 03/20/2043 (a)	781	93
4.125% due 08/20/2033 •	3	3
4.500% due 07/20/2032 - 02/20/2049	96,319	95,202

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.869% due 04/20/2068 •	19,745	19,546
4.961% due 04/20/2067 •	10,264	10,294
5.000% due 07/20/2033	110	109
5.471% due 10/20/2062 •	1,335	1,326
5.500% due 04/20/2037	125	126
5.907% due 03/20/2063 •	201	199
6.100% due 06/15/2028 - 01/15/2029	173	177
6.187% due 11/20/2065 - 08/20/2066 •	25,668	25,523
6.207% due 10/20/2066 ~	8,829	8,825
6.217% due 09/20/2066 •	4,838	4,815
6.237% due 05/20/2066 - 09/20/2066 •	60,097	59,788
6.267% due 08/20/2066 •	8,179	8,143
6.287% due 04/20/2066 ~	8,776	8,730
6.287% due 11/20/2066 •	12,788	12,733
6.437% due 03/20/2066 - 01/20/2067 •	22,190	22,124
6.464% due 04/20/2067 •	12,515	12,545
6.490% due 01/15/2028 - 01/15/2029	196	202
6.587% due 03/20/2066 •	5,253	5,248
Ginnie Mae, TBA
2.000% due 01/01/2054	85,000	71,988
2.500% due 01/01/2054	74,050	64,788
3.000% due 02/01/2054	2,400	2,175
3.500% due 01/01/2054	514,700	479,395
4.000% due 01/01/2054 - 02/01/2054	973,793	930,500
4.500% due 01/01/2054 - 02/01/2054	1,007,650	984,166
5.000% due 01/01/2054 - 02/01/2054	314,400	312,363
U.S. Small Business Administration 5.370% due 04/01/2028	68	68
Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,735	1,437
2.000% due 05/01/2024 - 11/01/2051	13,978	11,604
2.500% due 08/01/2027 - 04/01/2052	2,320,828	1,992,144
3.000% due 01/01/2024 - 06/01/2053	3,673,377	3,313,437
3.500% due 10/01/2025 - 05/01/2052	726,289	677,828
4.000% due 03/01/2024 - 12/01/2053	3,772,866	3,589,598
4.500% due 03/01/2024 - 10/01/2053	537,624	522,504
5.000% due 06/01/2024 - 10/01/2053	171,032	169,393
5.500% due 09/01/2025 - 10/01/2053	961,434	966,589
6.000% due 11/01/2024 - 11/01/2053	278,527	283,445
6.500% due 04/01/2025 - 09/01/2053	29,480	30,239
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2039	2,950	2,718
3.000% due 01/01/2039 - 03/01/2054	2,228,057	2,001,010
3.500% due 01/01/2054 - 02/01/2054	3,145,365	2,888,290
4.000% due 01/01/2054 - 02/01/2054	6,295,820	5,958,773
4.500% due 01/01/2054 - 02/01/2054	3,763,300	3,650,468
5.000% due 01/01/2054 - 02/01/2054	9,256,895	9,160,535
5.500% due 01/01/2054 - 02/01/2054	15,707,429	15,776,871
6.000% due 01/01/2054 - 02/01/2054	15,925,975	16,172,182
6.500% due 01/01/2054 - 02/01/2054	10,698,775	10,964,084
7.000% due 03/01/2054	804,500	828,478
Vendee Mortgage Trust 6.500% due 09/15/2024	4	4

Total U.S. Government Agencies (Cost $82,657,825)		83,193,421

U.S. TREASURY OBLIGATIONS 16.1%
U.S. Treasury Bonds
2.250% due 08/15/2046 (r)	4,400	3,130
2.500% due 02/15/2045 (r)	77,400	58,640
2.500% due 02/15/2046 (r)	2,319	1,741
2.500% due 05/15/2046 (r)	4,955	3,712
2.750% due 11/15/2047	100	78
2.875% due 05/15/2043 (r)	118,245	97,118
2.875% due 08/15/2045 (p)	858,035	692,193
2.875% due 11/15/2046 (r)	542,700	434,775
2.875% due 05/15/2049 (r)	3,300	2,623
3.000% due 11/15/2044	615,851	509,954
3.000% due 08/15/2048 (r)	2,585	2,105
3.000% due 02/15/2049 (r)	125,029	101,786
3.125% due 02/15/2043 (r)	276,604	236,550
3.125% due 08/15/2044 (r)	478,709	405,538
3.375% due 05/15/2044 (p)	712,349	628,342
3.625% due 08/15/2043	480,378	441,816
3.625% due 02/15/2044	494,809	453,562
3.750% due 11/15/2043 (r)	355,213	332,110
4.375% due 08/15/2043	494,700	505,135
6.250% due 05/15/2030 (r)	845	956
U.S. Treasury Inflation Protected Securities (j)
0.125% due 07/15/2024	2,317,086	2,277,472
0.125% due 10/15/2024 (p)(r)	1,700,943	1,663,996
0.125% due 04/15/2025 (p)	372,169	358,918
0.125% due 07/15/2030 (p)	1,441,188	1,302,668
0.125% due 01/15/2031 (p)	23,165	20,689
0.125% due 07/15/2031 (p)	110,420	98,225
0.125% due 01/15/2032	95,339	83,788

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

0.250% due 01/15/2025 (p)		1,118,352	1,085,620
0.250% due 07/15/2029 (p)(r)		1,506,673	1,393,037
0.250% due 02/15/2050		196,525	128,296
0.375% due 01/15/2027 (p)		22,305	21,201
0.500% due 04/15/2024 (p)		1,113,705	1,099,684
0.500% due 01/15/2028 (p)		5,845	5,533
0.625% due 01/15/2024 (p)		1,906,367	1,901,310
0.625% due 07/15/2032		1,151,796	1,052,943
0.625% due 02/15/2043		32,010	25,032
0.750% due 07/15/2028 (p)		332,415	318,237
0.750% due 02/15/2042 (p)		254,145	206,208
0.750% due 02/15/2045		169,761	132,881
0.875% due 02/15/2047		205,716	162,314
1.000% due 02/15/2046 (p)		162,116	132,772
1.000% due 02/15/2048		236,683	191,209
1.000% due 02/15/2049 (p)		594,081	478,809
1.125% due 01/15/2033		251,194	237,807
1.375% due 07/15/2033		1,458,397	1,415,053
1.375% due 02/15/2044		128,896	115,333
1.500% due 02/15/2053		322,932	293,096
2.125% due 02/15/2040		72,170	74,189
2.125% due 02/15/2041		18,124	18,630
2.375% due 01/15/2025 (p)		23,831	23,646
2.500% due 01/15/2029		25,690	26,567
U.S. Treasury Notes
1.500% due 08/15/2026 (p)		1,100	1,030
1.625% due 02/15/2026 (r)		420	398
2.000% due 11/15/2026 (r)		200	189
2.250% due 11/15/2024 (p)(r)		965	943
2.375% due 03/31/2029 (p)(r)		1,051,400	976,324
2.625% due 02/15/2029		560	527
2.750% due 02/28/2025 (r)		400	392

Total U.S. Treasury Obligations (Cost $24,948,783)			22,236,830

NON-AGENCY MORTGAGE-BACKED SECURITIES 31.4%
20 Times Square Trust 3.100% due 05/15/2035 ~		115,820	95,390
Adjustable Rate Mortgage Trust
3.874% due 01/25/2036 «~		46	41
3.961% due 07/25/2035 «		235	209
4.515% due 11/25/2035 ~		1,530	1,071
4.611% due 02/25/2036 ~		1,320	850
4.613% due 11/25/2035 «~		42	33
4.776% due 05/25/2035 ~		1,953	1,824
4.820% due 09/25/2035 ~		407	353
4.923% due 01/25/2036 ~		3,679	2,889
5.170% due 03/25/2036 ~		9,927	2,870
5.376% due 07/25/2035 ~		836	773
5.556% due 01/25/2036 ~		510	471
5.710% due 08/25/2036 •		102	33
5.740% due 08/25/2036 ~		3,205	455
5.830% due 08/25/2036 •		113	44
5.890% due 06/25/2037 •		257	306
5.970% due 03/25/2036 •		719	192
5.990% due 01/25/2036 •		3,146	2,923
6.010% due 11/25/2035 •		2,319	2,108
6.010% due 01/25/2036 «•		399	354
6.420% due 08/25/2035		3,154	2,828
6.620% due 01/25/2035 •		4,547	3,957
Alba PLC 5.579% due 03/17/2039	GBP	3,143	3,778
American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		$138,423	119,198
0.000% due 03/25/2058 (h)		80,733	67,907
American Home Mortgage Assets Trust
5.660% due 05/25/2046 •		5,681	4,694
5.660% due 12/25/2046 ~		23,777	19,978
5.680% due 10/25/2046 •		167	89
5.712% due 02/25/2047 •		25,929	9,554
5.850% due 09/25/2046 •		16,009	14,366
5.850% due 06/25/2047 •		72	63
5.932% due 11/25/2046 •		143,790	40,513
6.750% due 06/25/2037 þ		10,707	9,138
American Home Mortgage Investment Trust
4.670% due 10/25/2034 •		1,158	1,130
5.750% due 03/25/2046 •		6,900	5,866
5.790% due 06/25/2046 •		11,161	2,295
5.830% due 12/25/2046 •		5,144	4,144
5.870% due 03/25/2046 •		7,473	6,329
5.908% due 09/25/2035 þ		20,148	10,942
6.000% due 06/25/2035 þ		14,155	9,383
6.070% due 11/25/2045 •		150	104
7.430% due 09/25/2035 •		30,178	12,842
7.549% due 12/25/2035 •		258	84
7.549% due 11/25/2045 •		19,282	7,895

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,276
4.800% due 11/25/2067 þ		34,667	33,740
6.500% due 12/25/2067 þ		16,591	16,715
AOA Mortgage Trust 6.351% due 10/15/2038 •		7,275	6,586
AREIT LLC 7.470% due 02/17/2028		38,900	38,944
Atlas Funding PLC
6.120% due 07/25/2058 •	GBP	4,491	5,728
6.348% due 01/20/2061		5,565	7,129
Avon Finance
6.087% due 12/28/2049		98,065	124,734
6.937% due 12/28/2049		15,118	19,139
7.687% due 12/28/2049		14,835	18,667
8.187% due 12/28/2049		8,841	10,976
Avon Finance PLC
0.000% due 11/28/2050 (b)(h)		16,523	14,051
0.000% due 11/28/2050 (a)		9,500	33
6.320% due 11/28/2050		456,347	583,283
6.970% due 11/28/2050		31,368	39,543
7.720% due 11/28/2050		18,535	23,307
8.220% due 11/28/2050		10,550	13,070
8.720% due 11/28/2050		11,976	14,501
9.220% due 11/28/2050		17,678	21,601
BAMLL Commercial Mortgage Securities Trust
0.890% due 07/07/2043 ~(a)		$2,358	53
3.418% due 07/07/2043		731	719
6.526% due 09/15/2038 •		200	189
Banc of America Alternative Loan Trust
5.500% due 10/25/2033		2,354	2,288
5.500% due 12/25/2035 «		52	45
5.870% due 06/25/2046 «•		24	19
5.870% due 06/25/2046 •		1,623	1,294
6.000% due 07/25/2034		9,129	8,815
6.000% due 03/25/2036		1,364	1,220
6.000% due 06/25/2046 «		103	88
6.000% due 07/25/2046 «		198	162
Banc of America Funding Trust
3.500% due 03/20/2036 «~		27	22
3.702% due 05/26/2037 ~		32,629	24,858
3.904% due 03/20/2036 «~		243	203
3.967% due 05/20/2034 «~		373	327
4.025% due 04/20/2035 «~		87	75
4.107% due 12/20/2034 ~		204	150
4.379% due 05/20/2036 «~		76	65
4.407% due 09/25/2048 ~		12,088	11,052
4.443% due 10/20/2046 ~		242	200
4.446% due 11/20/2035 ~		1,276	1,072
4.491% due 09/20/2035 «~		6	5
4.503% due 09/20/2046 ~		554	488
4.605% due 11/20/2035 ~		1,917	1,624
4.699% due 06/20/2047 ~		1,583	1,387
4.711% due 09/20/2035 «~		130	104
4.772% due 05/25/2035 «~		10	9
5.061% due 01/20/2047 ~		63	54
5.478% due 07/20/2036 ~		1,481	1,389
5.500% due 09/25/2034 «		12	11
5.500% due 12/20/2034 «		139	134
5.500% due 04/25/2035 «		89	85
5.500% due 03/25/2036 «		35	30
5.680% due 05/26/2037 •		3,455	2,991
5.792% due 02/20/2047 •		2,556	2,206
5.852% due 07/20/2036 •		9,726	9,508
5.852% due 10/20/2036 •		2,937	2,201
5.892% due 06/20/2047		9,939	7,815
5.922% due 05/20/2035 •		5,000	4,760
5.970% due 07/25/2036 «•		20	13
6.000% due 05/20/2033 «		15	14
6.000% due 02/25/2034 «		361	340
6.000% due 09/25/2036		978	825
6.000% due 09/25/2036 «		100	81
6.000% due 08/25/2037		2,621	2,061
6.000% due 10/26/2037 ~		4,782	4,235
6.030% due 07/25/2037 •		11,788	10,984
6.032% due 05/20/2036 •		67,333	19,668
6.050% due 07/25/2037 •		7,723	7,203
6.092% due 09/20/2035 •		3,134	2,266
6.238% due 10/20/2035 ~		1,218	1,141
6.270% due 05/25/2037 •		937	780
6.388% due 04/25/2037 þ		206	175
6.442% due 06/20/2035 «•		359	255
6.522% due 04/20/2035 ~		9,062	8,014
Banc of America Mortgage Trust
3.815% due 02/25/2035 «~		78	73
3.887% due 02/25/2036 ~		1,074	964

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.397% due 05/25/2035 ~	1,653	1,461
4.437% due 02/25/2035 «~	97	89
4.466% due 04/25/2035 «~	96	91
4.578% due 06/25/2035 ~	84	73
4.607% due 05/25/2034 «~	109	99
4.651% due 04/25/2033 «~	24	23
4.663% due 01/25/2036 «~	61	53
4.753% due 10/25/2035 «~	10	9
4.994% due 11/20/2046 ~	13	11
5.033% due 01/25/2035 ~	4,416	4,236
5.046% due 03/25/2033 «~	63	56
5.121% due 08/25/2035 ~	1,244	1,174
5.139% due 09/25/2035 «~	79	66
5.139% due 09/25/2035 ~	163	140
5.217% due 07/25/2035 ~	571	531
5.222% due 11/25/2035 «~	78	69
5.267% due 07/25/2034 «~	7	6
5.372% due 05/25/2033 «~	1	1
5.500% due 03/25/2035	1,969	1,729
5.500% due 09/25/2035 «	469	397
5.500% due 09/25/2035	989	856
5.662% due 12/25/2033 «~	22	21
5.750% due 07/20/2032 «~	2	2
5.998% due 09/25/2033 ~	929	869
6.000% due 09/25/2037 «	89	70
6.000% due 07/25/2046 ~	1,900	1,633
6.122% due 12/25/2033 «~	37	34
6.149% due 01/25/2034 ~	570	551
6.330% due 09/25/2035 «~	4	4
7.495% due 11/25/2035 «~	64	57
BANK 0.312% due 02/15/2061 ~(a)	215,517	2,750
Barclays Mortgage Loan Trust 0.000% due 07/25/2053	230,053	231,371
Bayview Commercial Asset Trust
5.890% due 01/25/2037 ~	33	31
6.595% due 04/25/2035	113	114
BCAP LLC Trust
0.299% due 11/26/2036 •	5,100	1,646
1.884% due 12/27/2049	84	35
3.052% due 09/27/2037 •	4,373	4,129
3.834% due 06/26/2037 ~	6,921	6,031
3.834% due 06/27/2037 ~	5,095	4,293
3.877% due 05/26/2047 ~	3,743	3,078
4.031% due 02/26/2036 ~	1,411	1,229
4.039% due 07/26/2036	8,825	3,794
4.125% due 10/26/2035 ~	1,738	1,203
4.377% due 04/26/2037 ~	4,459	2,241
4.423% due 12/20/2035 ~	10,733	5,458
4.448% due 11/27/2047 ~	23,630	17,912
4.663% due 01/26/2036 ~	913	703
4.667% due 05/26/2037 •	2,563	2,395
5.250% due 02/26/2036 ~	666	287
5.250% due 04/26/2037	1,377	789
5.490% due 02/26/2036 ~	12	10
5.656% due 08/26/2036 ~	10,390	9,104
5.698% due 07/26/2036 ~	208	172
5.750% due 04/25/2037	4,977	2,232
5.810% due 01/25/2037 •	275	256
5.817% due 03/26/2035 ~	624	569
5.910% due 05/25/2047 •	2,863	2,701
6.000% due 07/26/2036 ~	7,672	4,547
6.000% due 08/26/2037 ~	6,774	6,288
6.097% due 05/26/2037 ~	8,261	5,766
6.242% due 12/26/2036 ~	5,615	4,889
7.411% due 10/26/2035 ~	2,820	2,819
7.870% due 10/25/2047 •	4,684	3,630
8.816% due 11/26/2035 ~	162	158
Bear Stearns Adjustable Rate Mortgage Trust
3.586% due 07/25/2036 ~	1,650	1,395
3.877% due 05/25/2047 ~	2,123	1,904
3.974% due 09/25/2034 ~	817	753
4.022% due 04/25/2034 «~	273	251
4.067% due 06/25/2047 ~	4,724	4,246
4.088% due 04/25/2034 «~	465	414
4.125% due 08/25/2047 ~	1,023	884
4.183% due 07/25/2034 «~	87	79
4.322% due 08/25/2047 ~	2,987	2,534
4.329% due 03/25/2035 ~	382	336
4.354% due 02/25/2035 ~	585	554
4.543% due 05/25/2037 ~	3,202	2,631
4.635% due 02/25/2036 ~	302	272
4.781% due 08/25/2035 ~	1,190	1,172
4.803% due 02/25/2036 «~	11	8
4.892% due 01/25/2035 ~	288	274
4.924% due 01/25/2035 ~	87	81

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.954% due 08/25/2035 ~	851	697
5.030% due 08/25/2035 ~	185	169
5.142% due 07/25/2033 ~	86	81
5.478% due 08/25/2035 «~	133	118
5.561% due 05/25/2034 «~	16	15
5.677% due 10/25/2033 «~	99	88
5.710% due 11/25/2034 «~	10	8
6.035% due 11/25/2034 «~	277	246
6.043% due 02/25/2036 ~	1,319	1,163
6.136% due 01/25/2035 «~	19	17
6.250% due 07/25/2034 «~	18	17
6.340% due 02/25/2033 «~	1	1
6.881% due 02/25/2036 «~	42	39
7.660% due 02/25/2036 •	30	29
7.678% due 08/25/2035 •	4,564	3,277
8.090% due 12/25/2046 •	1,539	1,319
Bear Stearns ALT-A Trust
1.625% due 01/25/2034 «~	37	28
3.148% due 04/25/2035 «~	262	198
3.894% due 04/25/2035 «~	380	333
3.900% due 05/25/2036 ~	9,177	6,587
3.971% due 05/25/2036 ~	5,557	2,722
3.994% due 05/25/2036 ~	8,828	4,245
4.007% due 01/25/2047 ~	1,577	712
4.037% due 03/25/2036 ~	5,833	4,572
4.077% due 05/25/2035 «	265	255
4.104% due 11/25/2035 ~	5,274	2,992
4.140% due 09/25/2047 ~	18,490	8,856
4.170% due 08/25/2036 ~	225	155
4.189% due 09/25/2035 ~	838	359
4.198% due 04/25/2035 ~	269	263
4.228% due 11/25/2036 ~	4,421	2,446
4.235% due 08/25/2036 ~	2,807	1,420
4.306% due 05/25/2035 ~	729	681
4.325% due 02/25/2036 ~	1,124	780
4.419% due 05/25/2036 «~	11	7
4.435% due 04/25/2035 «~	80	71
4.488% due 05/25/2035 ~	148	139
4.564% due 02/25/2036 ~	5,271	4,375
4.600% due 11/25/2035 ~	7,031	5,368
4.656% due 06/25/2034 «~	288	262
4.685% due 02/25/2034 ~	37	34
4.708% due 09/25/2035 ~	4,502	2,460
4.730% due 09/25/2035 ~	3,577	2,122
4.795% due 10/25/2035 ~	11,596	9,773
4.964% due 01/25/2036 ~	2,322	2,151
4.967% due 01/25/2035 ~	248	204
5.125% due 09/25/2034 «~	78	72
5.151% due 01/25/2036 ~	11,327	10,544
5.190% due 01/25/2035 «~	46	41
5.190% due 02/25/2036 ~	581	511
5.215% due 07/25/2035 ~	18,512	12,483
5.224% due 08/25/2034 ~	617	592
5.238% due 07/25/2035 ~	7,891	5,533
5.387% due 09/25/2035	4,277	3,455
5.770% due 09/25/2034 «~	21	20
5.790% due 02/25/2034 •	52	48
5.790% due 08/25/2036 ~	9,319	8,097
5.790% due 11/25/2036 ~	4,155	3,623
5.790% due 06/25/2046 •	7,085	6,254
5.810% due 12/25/2046 •	2,575	2,254
5.910% due 04/25/2036 •	3,202	2,826
5.950% due 02/25/2036 •	1,442	1,276
6.110% due 04/25/2034 «•	62	57
6.145% due 04/25/2035 •	4,830	4,891
6.325% due 06/25/2034 •	1,579	1,584
6.400% due 11/25/2034 •	6,193	5,316
6.595% due 01/25/2035 •	5,287	4,898
7.120% due 09/25/2034 •	6,446	6,235
7.195% due 07/25/2034 •	3,870	3,965
Bear Stearns Asset-Backed Securities Trust
5.125% due 03/25/2034 þ	992	1,092
5.500% due 01/25/2034 þ	3,930	3,448
5.500% due 06/25/2034 þ	154	150
5.500% due 08/25/2035 ~	2,855	1,771
5.500% due 12/25/2035	2,811	1,368
5.750% due 10/25/2033 «þ	70	71
5.750% due 01/25/2034 þ	3,413	2,994
5.770% due 02/25/2037 •	9,610	7,394
5.930% due 04/25/2036 •	5,163	5,005
5.970% due 05/25/2036	6,602	1,790
6.000% due 10/25/2035 þ	4,821	3,164
6.570% due 10/25/2033 «•	31	30
6.650% due 01/25/2034 •	2,427	1,992
6.750% due 12/25/2036 þ	2,211	2,170

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Bear Stearns Mortgage Funding Trust
5.650% due 06/25/2037 •		7,522	6,933
5.680% due 06/25/2037 •		38,342	35,886
5.810% due 03/25/2037 ~		36,043	33,319
5.870% due 11/25/2036 ~		13,681	11,933
5.870% due 09/25/2046 •		15,683	13,583
5.890% due 12/25/2036 •		4,680	4,383
5.910% due 08/25/2036 •		7,978	7,069
Bear Stearns Structured Products, Inc. Trust
3.993% due 12/26/2046 ~		105	79
4.805% due 01/26/2036 ~		4,237	3,136
7.000% due 07/25/2037 ~		29,892	10,357
Beast Mortgage Trust 6.226% due 04/15/2036		13,505	13,255
BellaVista Mortgage Trust
5.970% due 05/20/2045 •		109	70
6.071% due 01/22/2045 •		494	438
Benchmark Mortgage Trust
0.601% due 07/15/2053 ~(a)		68,256	2,087
1.446% due 12/17/2053 ~(a)		217,481	15,029
1.780% due 07/15/2053 ~(a)		101,616	6,619
Beneria Cowen & Pritzer Collateral Funding Corp. 6.275% due 06/15/2038 ~		2,300	2,070
BHP Trust 6.384% due 08/15/2036 •		2,248	2,237
BIG Commercial Mortgage Trust 6.704% due 02/15/2039 ~		3,355	3,291
BSREP Commercial Mortgage Trust 6.426% due 08/15/2038 •		6,207	5,845
BX Commercial Mortgage Trust 6.375% due 02/15/2039		28,387	27,904
BX Trust
6.111% due 04/15/2039 •		16,634	16,164
6.276% due 02/15/2036		12,386	12,201
6.853% due 04/15/2037		3,668	3,645
BXP Trust 3.379% due 06/13/2039		28,700	26,708
CALI Mortgage Trust 3.957% due 03/10/2039		9,000	7,570
CFCRE Commercial Mortgage Trust 1.076% due 11/10/2049 ~(a)		145,945	3,322
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063		85,316	75,420
3.250% due 09/25/2063		84,695	74,576
3.500% due 06/25/2062		42,358	38,407
Chase Mortgage Finance Trust
3.847% due 03/25/2037 ~		2,550	2,356
4.371% due 09/25/2036 ~		8	7
4.425% due 02/25/2037 «~		12	11
4.501% due 01/25/2036 ~		271	243
4.663% due 12/25/2037 «~		293	249
4.770% due 12/25/2035 ~		96	89
5.100% due 06/25/2035 «~		22	21
5.500% due 11/25/2035		603	440
5.821% due 06/25/2035 «~		2	2
6.000% due 10/25/2036 «		459	180
6.000% due 11/25/2036		2,038	852
6.000% due 12/25/2036 «		106	47
6.000% due 12/25/2036		899	404
6.000% due 02/25/2037		1,299	518
6.000% due 03/25/2037		703	396
6.000% due 05/25/2037		11,351	5,182
6.250% due 10/25/2036		4,209	1,750
ChaseFlex Trust
4.414% due 09/25/2036 ~		3,937	3,470
6.030% due 05/25/2037 •		10,772	10,283
6.070% due 07/25/2037 •		8,811	7,344
6.300% due 06/25/2036 ~		9,334	8,020
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.204% due 08/25/2037 •		6,188	4,870
4.204% due 08/25/2037 þ		4,151	3,250
6.150% due 08/25/2037 •		4,203	4,015
Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	139,935
0.000% due 05/20/2046		9	44,089
6.020% due 03/17/2046 •		356,480	454,704
6.470% due 03/17/2046 ~		125,536	159,971
6.970% due 03/17/2046 •		116,569	148,363
7.470% due 03/17/2046 ~		71,735	91,091
8.220% due 03/17/2046 •		35,868	45,493
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.650% due 05/25/2036 •		$111	99
5.700% due 05/25/2036 ~		215	192
5.750% due 01/25/2035 •		103	97
5.770% due 08/25/2035 «•		235	215

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

CIM Trust
3.250% due 10/25/2058	71,078	63,030
5.000% due 05/25/2062	22,237	22,054
6.639% due 12/25/2067 þ	28,938	29,220
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036 «	82	68
6.000% due 08/25/2036	2,352	2,119
Citigroup Commercial Mortgage Trust
1.376% due 10/10/2049 ~(a)	272,663	7,640
3.349% due 02/10/2049	40,000	38,141
Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ~	825	68
0.000% due 03/25/2052 ~	402,946	335,067
0.000% due 09/25/2060 ~	109,517	75,705
0.000% due 09/25/2060 ~(a)	726,976	19,689
0.000% due 10/25/2060 ~	60,463	33,362
0.000% due 10/25/2060 ~(a)	931,654	31,461
0.000% due 05/01/2061 ~	37,444	19,608
0.000% due 05/01/2061 ~(a)	1,017,585	24,674
0.000% due 08/01/2061 ~	23,178	14,014
0.000% due 08/01/2061 ~(a)	1,132,165	89,277
0.000% due 12/25/2061 ~	416,739	334,578
0.000% due 02/01/2062 ~	794,326	652,587
0.000% due 03/01/2062 ~	841,070	693,401
0.000% due 07/25/2062 ~	1,187,147	972,465
0.000% due 10/25/2062	444,673	396,918
0.000% due 10/25/2063 «	358,618	288,558
0.000% due 09/25/2064 ~	50	48
0.000% due 03/01/2065 ~	28,059	12,701
0.000% due 03/01/2065 ~(a)	1,892,442	37,437
0.000% due 03/01/2070 ~	19,214	13,267
0.000% due 03/01/2070 ~(a)	280,843	13,172
0.000% due 09/25/2076 ~	284,995	237,265
0.000% due 01/25/2082 (a)	449	430
0.110% due 10/25/2060 ~(a)	828,312	3,772
0.150% due 09/25/2060 ~(a)	660,977	2,405
0.150% due 05/01/2061 ~(a)	917,128	5,865
0.150% due 03/01/2070 ~(a)	262,290	1,005
0.151% due 03/01/2065 ~(a)	1,456,619	9,020
0.170% due 08/01/2061 ~(a)	1,035,306	2,384
1.500% due 10/25/2060 ~	567,208	500,241
1.500% due 03/01/2065 ~	1,369,676	1,159,181
1.500% due 03/01/2070 ~	151,914	137,495
1.750% due 09/25/2060 ~	342,139	310,727
2.000% due 09/25/2060 ~	65,780	53,706
2.000% due 08/01/2061 ~	806,076	721,624
2.125% due 05/01/2061 ~	731,976	639,973
2.250% due 03/01/2065 ~	135,165	97,082
2.500% due 10/25/2060 ~	69,657	55,980
2.500% due 05/01/2061 ~	68,073	50,476
2.625% due 08/01/2061 ~	84,146	65,366
2.739% due 10/25/2035 ~	1,419	645
2.750% due 09/25/2060	57,244	47,147
2.750% due 03/01/2065 ~	101,375	72,420
2.750% due 03/01/2070 ~	23,221	19,939
2.875% due 05/01/2061 ~	55,309	40,910
2.875% due 08/01/2061 ~	58,828	46,174
3.000% due 10/25/2060 ~	68,367	55,340
3.000% due 03/01/2065 ~	80,097	55,953
3.000% due 03/01/2070 ~	26,154	22,573
3.125% due 05/01/2061 ~	44,369	31,957
3.250% due 09/25/2060	50,716	41,927
3.250% due 08/01/2061 ~	48,403	37,808
3.262% due 03/01/2065 ~	103,877	65,299
3.500% due 10/25/2060 ~	52,242	42,593
3.500% due 05/01/2061 ~	30,998	21,565
3.500% due 03/01/2070 ~	20,531	17,725
3.750% due 08/01/2061 ~	35,744	27,965
3.772% due 10/25/2046 ~	1,292	1,152
3.777% due 05/01/2061 ~	23,096	15,164
3.826% due 09/25/2037 «~	337	322
3.840% due 03/25/2037 ~	834	718
3.898% due 10/25/2060 ~	66,433	51,599
3.937% due 12/25/2035 ~	200	128
4.029% due 09/25/2060 ~	66,282	53,368
4.038% due 03/25/2037 ~	6,048	4,643
4.145% due 01/25/2082 ~	237,543	203,025
4.265% due 08/01/2061 ~	28,297	21,049
4.267% due 06/25/2036 ~	492	453
4.318% due 03/25/2034 ~	236	209
4.375% due 03/01/2070 ~	21,753	19,199
4.407% due 09/25/2064 ~	93,123	78,634
4.412% due 03/25/2036 ~	881	831
4.523% due 09/25/2037 ~	4,367	3,855
4.601% due 12/25/2035 ~	5,255	4,499
4.656% due 06/25/2036 ~	1,610	1,453

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.781% due 11/25/2036 ~	1,290	1,140
4.908% due 03/25/2035 ~	7,587	7,230
5.013% due 07/25/2036 ~	922	859
5.027% due 04/25/2035 ~	927	877
5.114% due 07/25/2036 «~	90	84
5.250% due 03/25/2037	1,910	1,361
5.322% due 08/25/2035 ~	182	175
5.347% due 10/25/2035 «~	16	13
5.373% due 11/25/2036 ~	3,007	2,582
5.451% due 05/25/2035 «~	126	116
5.500% due 08/25/2035 •	3,315	3,191
5.500% due 11/25/2035	959	942
5.540% due 01/25/2037 •	148	128
5.600% due 06/25/2036 •	441	414
5.737% due 08/25/2036 •	28,917	12,116
5.750% due 04/25/2047	3,822	2,041
5.866% due 05/20/2047 •	7,240	6,182
5.956% due 11/25/2036 ~	3,336	2,337
5.970% due 09/25/2036 •	370	336
6.000% due 05/25/2035	1,675	1,671
6.000% due 05/25/2037	2,441	1,935
6.000% due 08/25/2037 ~	11,241	5,525
6.250% due 11/25/2037 ~	1,946	891
6.420% due 09/25/2037 •	1,800	1,523
6.500% due 10/25/2036 ~	5,477	2,994
6.980% due 05/25/2035 •	10	10
7.373% due 08/25/2035 «~	11	9
7.860% due 03/25/2036 •	142	131
Citigroup Mortgage Loan Trust, Inc. 3.399% due 05/25/2047	15,583	11,892
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.078% due 09/25/2035 «~	238	166
CitiMortgage Alternative Loan Trust
0.000% due 02/25/2037 ~(a)	1,429	121
5.750% due 12/25/2036	235	202
5.750% due 03/25/2037 «	417	364
5.750% due 04/25/2037	3,285	2,989
6.000% due 07/25/2036 «	242	202
6.000% due 09/25/2036	3,624	3,173
6.000% due 11/25/2036	5,587	5,048
6.000% due 01/25/2037 •	7,601	6,183
6.000% due 05/25/2037	7,705	6,814
6.000% due 06/25/2037	2,844	2,484
6.000% due 10/25/2037	1,570	1,391
CNL Commercial Mortgage Loan Trust 5.976% due 05/15/2031 ~	160	155
Colony Mortgage Capital Ltd. 7.151% due 11/15/2038 •	15,102	14,054
COLT Mortgage Loan Trust
1.665% due 09/25/2061	27,372	24,190
4.301% due 03/25/2067 ~	15,219	14,749
Commercial Mortgage Trust
0.000% due 04/10/2047 ~(a)	58,814	1
1.068% due 08/10/2047 ~(a)	183,480	165
1.303% due 10/10/2049 ~(a)	191,754	4,820
3.140% due 10/10/2036	13,000	11,431
3.546% due 06/10/2047	7,482	7,429
3.550% due 02/10/2049	8,393	8,218
4.228% due 05/10/2051	1,400	1,316
Countrywide Alternative Loan Resecuritization Trust
4.080% due 08/25/2037 ~	808	391
6.000% due 05/25/2036	53	30
6.000% due 08/25/2037 ~	1,130	560
Countrywide Alternative Loan Trust
0.000% due 11/25/2035 •(a)	4,948	325
0.000% due 08/25/2036 •(a)	7,792	637
2.990% due 06/25/2037 «~	79	61
3.533% due 05/25/2035 ~	1,856	1,380
3.534% due 06/25/2046	3,661	3,265
3.749% due 03/25/2047 •	2,766	2,404
4.120% due 06/25/2037 ~	1,917	1,764
4.154% due 08/25/2036 ~	347	319
4.174% due 02/25/2037 ~	499	432
4.282% due 03/25/2047 ~	2,823	2,508
4.554% due 12/25/2035 «~	49	44
4.632% due 12/25/2035 «~	69	62
4.727% due 11/25/2035 ~	189	167
4.741% due 08/25/2034 ~	2,211	2,076
4.865% due 12/25/2034 ~	4,641	4,497
4.867% due 10/25/2034 •	4,474	4,410
5.000% due 08/25/2035	2,567	1,773
5.036% due 09/25/2034	1,233	1,170
5.500% due 01/25/2035	15,271	15,083
5.500% due 02/25/2035 «	300	275
5.500% due 03/25/2035	16,017	14,111
5.500% due 05/25/2035 «	477	372

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.500% due 05/25/2035	10,527	8,550
5.500% due 06/25/2035 «	119	90
5.500% due 06/25/2035	1,919	1,229
5.500% due 07/25/2035 «	41	29
5.500% due 07/25/2035	2,563	2,097
5.500% due 08/25/2035	3,016	2,581
5.500% due 09/25/2035	22,308	16,235
5.500% due 10/25/2035	1,308	742
5.500% due 11/25/2035	6,190	4,579
5.500% due 11/25/2035 ~	2,556	1,315
5.500% due 12/25/2035	2,462	1,262
5.500% due 12/25/2035 •	22,045	13,331
5.500% due 01/25/2036 •	4,984	3,513
5.500% due 01/25/2036 «	135	77
5.500% due 01/25/2036	4,608	3,459
5.500% due 02/25/2036	28,899	18,203
5.500% due 02/25/2036 «	45	26
5.652% due 02/20/2047 •	13,153	10,139
5.662% due 03/20/2047 •	16,324	13,370
5.667% due 12/20/2046 •	30,281	26,054
5.672% due 07/20/2046 •	4,737	3,795
5.680% due 05/25/2035 •	3,447	3,090
5.680% due 04/25/2047 ~	12,378	10,054
5.682% due 09/20/2046 •	8,305	7,437
5.682% due 02/20/2047 ~	2,521	1,957
5.690% due 05/25/2035 •	1,605	1,466
5.710% due 06/25/2036 •	759	673
5.740% due 04/25/2047 •	10,250	7,952
5.750% due 12/25/2035 •	294	260
5.750% due 05/25/2036	254	101
5.750% due 08/25/2036	3,612	2,012
5.750% due 03/25/2037	3,515	1,936
5.750% due 06/25/2037	2,891	1,325
5.750% due 06/25/2037 •	13,441	11,912
5.750% due 07/25/2037	821	486
5.750% due 04/25/2047	2,036	1,135
5.760% due 06/25/2047 •	10,435	8,158
5.765% due 11/25/2035 þ	3,634	1,887
5.790% due 06/25/2036 •	9,963	8,231
5.790% due 11/25/2036 ~	8,606	8,254
5.790% due 01/25/2037 •	19,644	16,949
5.790% due 07/25/2046 •	5,308	5,029
5.790% due 09/25/2047 •	14,643	13,232
5.807% due 09/25/2034 «•	152	134
5.820% due 07/25/2036	13,994	6,117
5.830% due 11/25/2036 •	3,290	3,831
5.830% due 05/25/2047 ~	5,058	4,302
5.840% due 02/25/2037 •	305	107
5.850% due 08/25/2046	10,383	8,708
5.850% due 09/25/2046 •	16,905	15,508
5.850% due 10/25/2046 •	2,124	1,919
5.870% due 03/25/2035	1,746	1,611
5.870% due 02/25/2036 •	1,304	1,114
5.870% due 06/25/2036 •	62	29
5.870% due 12/25/2036	328	77
5.890% due 07/25/2046 •	11,517	10,058
5.892% due 03/20/2046 •	3,744	3,040
5.892% due 05/20/2046 •	18,808	15,862
5.910% due 09/25/2047 •	12,286	11,100
5.950% due 01/25/2037 •	28,041	22,879
5.952% due 06/25/2046	1,936	1,574
5.970% due 12/25/2035 •	5,171	3,981
5.970% due 04/25/2036 ~	6,029	2,301
5.990% due 07/25/2035 •	1,452	1,264
5.990% due 08/25/2035 •	5,747	4,344
6.000% due 11/25/2034	7,328	7,308
6.000% due 02/25/2035	18,582	14,919
6.000% due 02/25/2036	29,207	17,146
6.000% due 03/25/2036	8,933	4,041
6.000% due 04/25/2036	12,515	6,070
6.000% due 05/25/2036	15,440	8,253
6.000% due 06/25/2036	7,335	4,128
6.000% due 07/25/2036	7,672	4,548
6.000% due 08/25/2036	3,760	2,222
6.000% due 01/25/2037	903	726
6.000% due 02/25/2037	3,280	1,300
6.000% due 03/25/2037	3,608	1,379
6.000% due 04/25/2037	7,566	3,676
6.000% due 05/25/2037	14,097	6,619
6.000% due 06/25/2037	485	231
6.000% due 08/25/2037 •	5,235	2,751
6.000% due 01/25/2047	5,910	3,149
6.010% due 02/25/2036 •	2,115	1,704
6.010% due 07/25/2036 •	1,706	1,466
6.012% due 12/25/2035 •	7,034	5,958
6.030% due 08/25/2035 •	3,615	3,304

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.030% due 02/25/2037 •	10,776	8,688
6.030% due 10/25/2046 •	2,151	1,964
6.030% due 08/25/2047 •	1,782	1,469
6.050% due 02/25/2036 •	5,656	4,996
6.050% due 05/25/2036 •	3,782	3,181
6.070% due 12/25/2035 ~	14,282	10,763
6.074% due 11/25/2035 þ	1,885	979
6.090% due 08/25/2035 •	585	517
6.090% due 11/25/2035 •	3,592	3,235
6.112% due 11/20/2035 •	4,946	4,279
6.130% due 09/25/2035 •	1,254	939
6.130% due 10/25/2035 ~	1,297	910
6.132% due 11/20/2035 •	23,963	21,531
6.170% due 09/25/2035 •	8,503	7,597
6.170% due 12/25/2035 •	12,198	10,308
6.250% due 10/25/2036	4,686	2,521
6.250% due 11/25/2036	4,286	2,065
6.250% due 12/25/2036	2,966	1,303
6.250% due 11/25/2046	1,987	983
6.270% due 08/25/2035 ~	1,078	552
6.322% due 07/20/2035 •	1,449	1,286
6.362% due 08/25/2035 •	1,854	1,488
6.412% due 08/25/2035 •	108	98
6.470% due 08/25/2035 •	3,602	2,062
6.500% due 05/25/2036	2,535	1,269
6.500% due 06/25/2036	831	397
6.500% due 08/25/2036	2,442	795
6.500% due 09/25/2036	7,033	3,873
6.500% due 12/25/2036	2,390	1,091
6.500% due 08/25/2037	9,657	4,125
6.500% due 09/25/2037	18,136	7,045
6.500% due 11/25/2037	7,734	3,670
6.572% due 08/25/2035 •	3,165	2,867
6.657% due 06/25/2035 •	207	180
7.000% due 08/25/2034 «	168	147
7.000% due 09/25/2036	25,514	5,861
7.010% due 11/25/2035 •	2,832	2,285
7.045% due 02/25/2035 •	1,332	1,321
7.062% due 10/20/2035 ~	14,106	9,926
7.082% due 10/20/2035 •	4,716	4,048
7.120% due 08/25/2034 •	3,195	3,108
7.120% due 10/25/2034 •	2,798	2,719
7.250% due 08/25/2032 «	44	43
7.500% due 12/25/2034 «	104	13
Countrywide Asset-Backed Certificates Trust
5.950% due 04/25/2036 •	7,113	6,171
5.970% due 03/25/2036 •	2,478	2,436
6.150% due 03/25/2036 •	12,157	10,232
Countrywide Home Loan Mortgage Pass-Through Trust
3.152% due 04/20/2036 «~	197	167
3.164% due 02/25/2035 ~	4,363	3,529
3.396% due 05/25/2047 ~	1,232	1,047
3.410% due 03/25/2035 «~	178	139
3.455% due 07/19/2033 «~	327	299
3.669% due 04/25/2047 ~	3,767	3,603
3.673% due 05/20/2036 ~	14,001	13,030
3.695% due 04/25/2035 ~	393	279
3.789% due 04/25/2037 ~	1,512	1,383
3.862% due 09/25/2037 ~	503	455
3.873% due 05/20/2036 ~	3,509	3,327
3.939% due 11/25/2037 ~	11,273	9,961
3.973% due 05/20/2036 ~	2,056	1,756
4.001% due 06/20/2036 ~	4,317	3,753
4.008% due 01/25/2036 ~	1,918	1,758
4.017% due 04/25/2035 «~	19	15
4.039% due 05/20/2036 ~	1,193	1,077
4.042% due 04/20/2036 ~	979	872
4.092% due 03/25/2035 «~	371	341
4.103% due 05/19/2033 «~	89	79
4.103% due 09/20/2035 ~	3,978	3,543
4.126% due 09/20/2036 ~	629	545
4.159% due 02/25/2047 ~	7,322	6,254
4.198% due 02/25/2034 «~	2	2
4.271% due 03/20/2036 ~	3,611	3,237
4.290% due 11/25/2037 ~	15,237	14,171
4.377% due 03/25/2037 ~	107	90
4.384% due 09/25/2034 «~	14	12
4.392% due 08/20/2035 ~	4,466	4,197
4.404% due 05/20/2035 «~	493	452
4.418% due 11/25/2037 ~	14,989	13,775
4.430% due 09/25/2047 ~	764	672
4.441% due 11/20/2035 ~	507	458
4.446% due 11/20/2034 ~	165	153
4.520% due 07/25/2034 «~	61	55
4.541% due 02/20/2036 ~	3,011	2,660
4.587% due 10/20/2035 «~	209	202

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.587% due 10/20/2035 ~	874	868
4.723% due 09/20/2035 ~	6,482	5,821
4.751% due 06/25/2047 ~	2,787	2,761
4.890% due 05/25/2034 «~	50	44
4.926% due 11/20/2035 ~	14,898	12,347
5.003% due 02/20/2035 ~	133	132
5.116% due 11/20/2035 ~	989	812
5.154% due 10/25/2033 «~	28	25
5.186% due 09/20/2034 «~	74	65
5.210% due 05/20/2034 ~	34	32
5.250% due 12/25/2027 «	383	231
5.250% due 07/25/2034 «	128	120
5.258% due 12/19/2033 «~	5	5
5.279% due 11/20/2034 «~	124	114
5.500% due 04/25/2035	13	11
5.500% due 05/25/2035	1,751	1,434
5.500% due 08/25/2035 «	669	388
5.500% due 08/25/2035	3,006	1,680
5.500% due 09/25/2035	2,076	1,358
5.500% due 10/25/2035 «	237	141
5.500% due 10/25/2035	3,839	2,215
5.500% due 11/25/2035 «	226	125
5.500% due 12/25/2035 «	34	19
5.500% due 01/25/2036	691	443
5.740% due 04/25/2035 •	1,241	1,130
5.750% due 08/25/2034 «	144	133
5.750% due 02/25/2036 «	458	216
5.750% due 02/25/2037	189	86
5.750% due 03/25/2037	2,007	934
5.750% due 05/25/2037 «	146	66
5.750% due 05/25/2037	5,793	2,934
5.750% due 07/25/2037	1,767	864
5.800% due 02/25/2035 •	318	267
5.850% due 05/25/2036	2,274	1,036
5.870% due 04/25/2046 •	266	248
5.930% due 05/25/2035 •	219	175
5.950% due 03/25/2036 •	5,095	4,620
5.970% due 05/25/2036 •	2,003	729
6.000% due 12/25/2035 «	12	7
6.000% due 02/25/2037	5,795	2,549
6.000% due 03/25/2037	3,522	1,657
6.000% due 03/25/2037 «	11	5
6.000% due 04/25/2037 «	258	124
6.000% due 05/25/2037	2,934	1,334
6.000% due 05/25/2037 «	20	9
6.000% due 07/25/2037 «	125	106
6.000% due 07/25/2037	6,251	2,677
6.000% due 08/25/2037	721	368
6.000% due 09/25/2037	2,003	1,031
6.000% due 10/25/2037 «	78	54
6.000% due 10/25/2037	4,645	3,295
6.000% due 01/25/2038	8,011	3,719
6.010% due 03/25/2035 •	252	230
6.020% due 05/25/2033 «	30	25
6.037% due 10/20/2034 ~	1,366	1,337
6.050% due 04/25/2035 •	3,280	3,000
6.070% due 03/25/2035 •	1,129	739
6.070% due 05/25/2035 •	5,957	4,814
6.110% due 03/25/2035 •	10,845	9,485
6.116% due 02/25/2034 «~	90	80
6.150% due 02/25/2035 •	624	525
6.210% due 02/25/2035 •	5,405	4,602
6.219% due 09/25/2034 «~	126	119
6.230% due 09/25/2034 «•	58	54
6.250% due 09/25/2036	2,035	854
6.250% due 10/25/2036 «	100	48
6.305% due 12/25/2033 «~	30	27
6.500% due 11/25/2036	7,961	2,735
6.500% due 05/25/2037 «	203	98
6.500% due 10/25/2037	14,576	5,690
6.500% due 11/25/2037	3,307	1,192
6.500% due 12/25/2037	21,393	9,196
6.500% due 11/25/2047	12,587	6,449
7.824% due 02/20/2036 •	3,594	3,077
7.873% due 02/20/2036 «•	422	362
7.884% due 02/20/2036 •	820	700
7.884% due 02/20/2036 «~	14	12
7.940% due 02/20/2036 •	549	500
Countrywide Home Loan Reperforming REMIC Trust
5.709% due 01/25/2034	14,520	13,065
5.870% due 11/25/2034 •	4,195	3,913
5.870% due 09/25/2035 •	621	523
Credit Suisse First Boston Mortgage Securities Corp.
4.186% due 06/25/2046 ~	213,720	205,951
4.858% due 04/25/2034 «~	1	1
5.044% due 11/25/2031 «•	191	112

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.250% due 09/25/2035 «	493	384
6.000% due 09/25/2033 «	65	62
6.000% due 01/25/2036	2,538	1,569
6.120% due 11/25/2031 «•	418	239
6.120% due 09/25/2035 •	2,257	1,515
6.500% due 01/25/2036 «	353	83
6.620% due 11/25/2034 •	3,570	3,079
7.000% due 01/25/2036	4,856	761
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.858% due 07/25/2033 «~	9	8
5.500% due 08/25/2034 «	197	157
5.500% due 06/25/2035	3,694	2,746
5.500% due 10/25/2035 «	130	69
5.500% due 10/25/2035	2,582	1,188
6.000% due 11/25/2035	228	61
6.053% due 10/25/2033 «~	11	11
Credit Suisse Mortgage Capital Certificates
3.500% due 04/26/2038 ~	1,212	1,179
3.946% due 04/26/2047 ~	9,148	5,534
4.000% due 08/27/2037 ~	8,506	7,957
4.038% due 02/27/2047 ~	89,588	36,346
4.551% due 08/27/2037 ~	9,191	7,926
4.725% due 07/27/2037 •	1,061	990
5.561% due 04/25/2036 ~	5,391	4,217
5.690% due 05/27/2037 •	8,065	6,947
5.737% due 10/27/2036 •	1,507	1,142
5.956% due 11/26/2036 ~	2,926	2,040
6.000% due 04/26/2037 ~	1,016	994
6.132% due 09/26/2036 «~	454	405
6.387% due 04/27/2037 ~	9,005	4,553
7.000% due 08/26/2036	1,838	675
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 04/25/2037 «	237	190
5.500% due 03/25/2037	6,706	3,404
5.820% due 11/25/2036	1,310	883
5.970% due 07/25/2036 •	13,342	5,735
6.000% due 08/25/2036	3,479	1,666
6.000% due 02/25/2037	1,524	860
6.000% due 06/25/2037	2,110	340
6.250% due 08/25/2036	662	272
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~	35,045	29,511
0.000% due 12/25/2054 (h)	24	24
0.000% due 02/25/2056 (h)	198	194
0.000% due 07/25/2057 (h)	236	227
0.000% due 01/25/2058 (h)	178	172
0.000% due 04/25/2058 (a)	10	10
0.000% due 07/25/2058 (h)	643	611
0.000% due 01/27/2059 (h)	386	375
0.000% due 01/27/2059 (a)	724,946	0
0.000% due 04/25/2059 ~(a)	354,097	21
0.000% due 09/25/2059 ~	28,189	24,153
0.000% due 10/25/2060 (h)	587	569
0.000% due 02/25/2061 ~(a)	299,445	2,052
0.000% due 05/25/2061 (a)	239	238
0.000% due 11/25/2076 (h)	1,347	1,200
0.000% due 11/25/2076 (a)	836,299	0
0.388% due 02/25/2061 ~(a)	261,336	3,746
0.393% due 05/25/2061 ~(a)	452,335	6,552
1.000% due 02/25/2061 ~(a)	142,920	2,581
1.250% due 02/25/2061 ~	142,920	127,060
1.255% due 08/15/2037 ~(a)	140,127	2,198
1.521% due 05/25/2061 ~(a)	505,933	15,193
1.650% due 05/25/2061 ~	327,011	279,356
2.000% due 10/25/2060	26,529	23,665
2.100% due 05/25/2061 ~	40,232	28,242
2.318% due 07/25/2057 ~	35,068	27,384
2.443% due 09/25/2048 ~	107,034	84,911
2.450% due 05/25/2061 ~	33,691	23,670
2.500% due 07/25/2057 ~	352,020	312,211
2.500% due 02/25/2061 ~	27,143	22,176
2.800% due 05/25/2061 ~	28,457	19,116
2.825% due 12/25/2048 ~	233,983	212,301
3.000% due 02/25/2061 ~	20,262	16,219
3.068% due 02/25/2056 ~	1,058,311	818,375
3.139% due 02/25/2061	12,652	10,608
3.142% due 07/25/2057 ~	331,755	195,857
3.250% due 01/27/2059 ~	362,199	342,369
3.250% due 04/25/2059 ~	168,813	159,779
3.260% due 07/25/2058 ~	2,532,634	1,969,300
3.399% due 10/25/2060 ~	1,380,202	1,086,655
3.404% due 01/27/2059	30,248	25,254
3.431% due 11/10/2032	8,800	7,264
3.431% due 10/27/2060 ~(a)	58,352	49,354
3.500% due 05/25/2061	21,407	18,035
3.500% due 11/25/2076 ~	401,368	383,765

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

3.529% due 02/25/2060		23,383	23,382
3.541% due 02/25/2061 ~		108,000	62,040
3.579% due 04/25/2059 ~		182,996	125,977
3.613% due 01/25/2058 ~		159,701	132,569
3.620% due 05/25/2061 ~		76,541	38,685
3.657% due 07/25/2049		29,327	30,297
3.726% due 10/25/2058 ~		9,875	8,365
3.827% due 11/25/2076 ~		430,959	308,339
3.830% due 01/27/2059 ~		356,200	252,290
3.837% due 10/27/2060 ~		8,188	6,602
3.896% due 09/25/2057 ~		23,497	19,732
3.904% due 04/25/2062		17,000	16,008
4.000% due 08/01/2057		4,262	4,000
4.046% due 03/25/2060 ~		5,802	5,900
4.089% due 06/25/2048 ~		640,312	560,053
4.277% due 12/25/2054 ~		141,241	101,579
4.278% due 09/25/2057 ~		555,523	468,723
4.509% due 04/25/2058 ~		251,279	227,045
4.699% due 05/27/2053 ~		82,654	67,714
5.145% due 09/25/2059 ~		300,289	273,688
5.549% due 07/25/2050 ~		24,714	24,518
5.852% due 06/01/2050 ~		679,710	674,328
6.876% due 07/15/2038 •		13,700	12,126
7.268% due 07/25/2049 ~		696,507	685,492
Cross Mortgage Trust 6.615% due 03/25/2068 þ		30,448	30,761
CRSNT Commercial Mortgage Trust 0.000% due 04/15/2036 ~(a)		175,301	0
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057		195	192
3.617% due 11/15/2048		6,187	6,067
Cupressus Mortgages Holdco SARL 1.000% due 10/24/2050 «	GBP	2,000	2,096
DBGS Mortgage Trust 6.871% due 10/15/2036 •		$26,500	25,138
DBJPM Mortgage Trust 1.705% due 09/15/2053 ~(a)		63,048	3,564
DC Commercial Mortgage Trust 6.314% due 09/12/2040		18,400	19,011
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.090% due 10/25/2035 «~		177	153
5.250% due 09/25/2035 ~		2,821	2,509
5.500% due 11/25/2035 «~		28	40
5.500% due 12/25/2035		1,332	1,105
5.610% due 07/25/2047 ~		7,189	6,607
5.620% due 02/25/2047 ~		1,233	719
5.710% due 08/25/2036 •		3,133	2,864
5.710% due 01/25/2047		2,488	2,248
5.730% due 08/25/2047 •		30,745	27,213
5.770% due 12/25/2036 •		2,376	2,161
5.770% due 03/25/2037 •		14,549	13,006
5.782% due 04/25/2047 ~		15,370	13,057
5.790% due 03/25/2037 •		15,919	8,141
5.800% due 08/25/2037 •		6,494	5,142
5.850% due 08/25/2036 ~		3,614	3,282
5.850% due 10/25/2036 •		13,857	4,023
5.850% due 08/25/2047 •		9,726	8,567
5.870% due 02/25/2047 •		7,889	7,122
5.950% due 01/25/2047 •		2,025	1,716
6.030% due 08/25/2036 •		7,012	6,309
6.170% due 06/25/2037 •		39,796	33,936
6.220% due 10/25/2047 •		25,235	18,024
6.250% due 11/25/2035 •		1,656	2,504
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.793% due 06/25/2036 ~		6,702	5,870
5.431% due 02/25/2036 ~		1,828	1,602
5.530% due 02/25/2036 ~		3,142	2,754
5.650% due 10/25/2036 ~		8,806	7,408
5.770% due 04/25/2037 •		23,805	16,119
5.900% due 10/25/2036 ~		3,781	3,177
6.369% due 10/25/2036 þ		606	509
6.386% due 10/25/2036 þ		96	80
6.420% due 07/25/2036 ~		5,482	4,491
6.600% due 10/25/2036 þ		2,624	2,206
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.682% due 06/25/2034 «~		5	4
Downey Savings & Loan Association Mortgage Loan Trust
5.610% due 03/19/2037 •		22,865	19,075
5.650% due 04/19/2047 •		70	74
5.890% due 03/19/2045 •		1,004	955
5.941% due 07/19/2044 «~		6	6
5.952% due 04/19/2046 •		3,567	3,099
5.970% due 02/19/2045 •		867	850
6.046% due 07/19/2044 ~		269	247
6.130% due 09/19/2045 ~		1,278	679
6.250% due 11/19/2044 •		1,730	1,664

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.270% due 11/19/2044 «•		33	30
6.290% due 09/19/2044 ~		2,233	1,974
Durham Mortgages
0.000% due 03/31/2054 «~	GBP	10	0
0.000% due 11/28/2054 «~		27,883	32,304
0.000% due 11/28/2054 «(h)		9,973	11,554
5.870% due 11/28/2054 •		897,231	1,141,395
6.220% due 11/28/2054 •		66,488	84,306
6.570% due 11/28/2054 •		55,683	70,490
6.920% due 11/28/2054 •		49,866	62,804
7.620% due 11/28/2054 •		36,568	45,781
7.720% due 11/28/2054 •		9,755	12,423
7.870% due 11/28/2054 •		22,439	27,913
Durham Mortgages PLC
0.000% due 03/31/2053 ~		10	0
0.000% due 05/28/2054 (h)		17,086	21,136
0.000% due 05/28/2054 ~		31,919	39,608
6.020% due 05/28/2054 •		49,321	62,844
6.320% due 05/28/2054 •		75,940	96,685
6.720% due 05/28/2054 •		63,600	80,946
7.220% due 05/28/2054 •		48,412	61,548
7.720% due 05/28/2054 •		36,071	45,770
7.970% due 05/28/2054 ~		19,933	25,254
E-MAC NL BV 6.216% due 07/25/2036 •	EUR	211	221
Ellington Financial Mortgage Trust 5.732% due 02/25/2068 þ		$10,065	10,039
EMF-UK PLC 6.319% due 03/13/2046 •	GBP	13,723	17,320
Eucalyptus Mortgages Ltd. 1.000% due 10/24/2050 «		163,619	160,937
Eurohome U.K. Mortgages PLC
5.490% due 06/15/2044 •		734	922
5.689% due 09/15/2044		1,600	1,955
Eurosail PLC
5.579% due 03/13/2045 •		17,329	21,748
5.739% due 09/13/2045 •		19,074	23,994
5.789% due 09/10/2044		1,200	1,485
6.109% due 09/13/2045 •		22,511	27,344
6.289% due 06/13/2045 •		1,514	1,923
6.289% due 06/13/2045 ~		690	875
First Horizon Alternative Mortgage Securities Trust
0.080% due 04/25/2037 •(a)		$2,348	227
4.594% due 08/25/2035 ~		610	545
5.029% due 01/25/2036 ~		2,506	1,317
5.542% due 02/25/2036 «~		64	48
5.750% due 02/25/2036		2,359	1,057
5.750% due 04/25/2036 •		1,333	487
5.751% due 09/25/2036 ~		2,335	1,716
5.771% due 08/25/2034 «~		67	65
5.840% due 02/25/2037 «~		160	47
5.850% due 04/25/2035 ~		3,743	3,621
5.985% due 09/25/2035 ~		678	588
6.000% due 11/25/2036		915	274
6.107% due 12/25/2035 ~		913	695
6.143% due 04/25/2036 ~		686	575
6.220% due 08/25/2035 «~		4	3
6.250% due 11/25/2036		1,764	551
6.250% due 08/25/2037		83	34
6.503% due 02/25/2035 ~		375	352
7.123% due 03/25/2035 ~		190	184
First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 «~		37	0
4.010% due 05/25/2037 ~		1,408	595
4.682% due 01/25/2037 ~		338	185
4.822% due 11/25/2037 ~		25	12
4.943% due 10/25/2035 ~		428	400
5.464% due 08/25/2035 ~		37	26
5.750% due 05/25/2037		149	66
Fremont Home Loan Trust 6.295% due 01/25/2034 •		1,292	1,233
GCAT Trust 4.250% due 05/25/2067		19,200	17,674
Glenbeigh 2 Issuer DAC 4.666% due 03/24/2046	EUR	7,766	8,572
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		$7,697	7,423
GMAC Mortgage Corp. Loan Trust
3.469% due 03/18/2035 «~		2	2
3.637% due 03/18/2035 «~		265	215
3.637% due 11/19/2035 ~		96	86
4.264% due 11/19/2035 «~		68	57
4.962% due 03/18/2035 «~		93	90
Grace Trust 0.301% due 12/10/2040 ~(a)		174,400	3,037

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Great Hall Mortgages PLC
4.062% due 03/18/2039 •	EUR	455	499
4.082% due 06/18/2038 •		18	20
5.489% due 06/18/2038 •	GBP	16	21
5.639% due 06/18/2039 •		25,290	31,066
5.812% due 06/18/2039 •		$311	309
GreenPoint Mortgage Funding Trust
5.830% due 01/25/2037 •		5,595	4,918
5.870% due 03/25/2047 •		9,697	8,655
5.890% due 04/25/2036 •		6,683	5,693
5.910% due 10/25/2046		9,201	8,403
5.930% due 06/25/2045 •		1,421	1,030
5.950% due 08/25/2045 «•		131	102
5.990% due 10/25/2045 •		276	271
6.010% due 11/25/2045 •		26	23
6.090% due 10/25/2045 •		2,753	2,513
6.110% due 09/25/2046 •		4,467	3,647
Grifonas Finance PLC 4.212% due 08/28/2039 •	EUR	15,503	16,711
Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	21,487
6.420% due 03/14/2053 •		746,749	954,405
7.220% due 03/14/2053 •		64,660	82,827
8.220% due 03/14/2053 •		30,790	39,098
9.220% due 03/14/2053 •		24,633	31,283
10.720% due 03/14/2053 •		15,395	19,514
12.220% due 03/14/2053 •		9,237	11,710
12.720% due 03/14/2053 •		4,974	6,323
13.220% due 03/14/2053 •		21,595	28,368
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)		$179,000	525
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		46,026	32,943
6.734% due 12/15/2036 •		3,000	2,962
6.876% due 08/15/2032 •		8,254	8,204
8.762% due 08/15/2039 ~		5,200	5,243
GS Mortgage Securities Trust
0.000% due 08/10/2044 ~(a)		1,370	0
0.448% due 08/10/2043 ~(a)		16,798	142
0.563% due 11/10/2049 ~(a)		115,653	1,469
3.120% due 05/10/2050		513	507
3.278% due 10/10/2048		2,244	2,192
3.365% due 11/10/2047		1,059	1,049
GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		350	333
0.000% due 06/25/2061 ~(a)		652,285	18,907
0.000% due 01/25/2062 ~(a)		801	777
0.000% due 02/27/2062 (h)		1,271	1,005
0.000% due 02/25/2063 (h)		1,379	1,303
0.000% due 06/25/2063 (b)(h)		8	8
0.000% due 12/27/2067 ~(a)		2,903	2,531
0.659% due 03/25/2052 ~(a)		263,540	9,073
1.625% due 06/25/2061 ~		201,116	179,957
2.250% due 06/25/2061 ~		24,938	20,104
2.500% due 03/25/2052 ~		263,540	216,906
2.500% due 06/25/2061 ~		24,253	19,278
2.750% due 06/25/2061 ~		19,676	15,249
2.890% due 12/27/2067 ~		599,615	514,693
3.159% due 03/25/2052 ~		23,732	17,399
3.479% due 02/27/2062		372,980	324,112
3.695% due 02/25/2063		375,602	315,439
4.046% due 06/25/2061 ~		55,798	39,072
4.084% due 01/25/2062 ~		915,526	851,541
6.525% due 06/25/2063		426,192	435,992
GSC Capital Corp. Mortgage Trust 5.870% due 02/25/2036 •		3,727	3,397
GSCG Trust 2.936% due 09/06/2034		12,950	9,286
GSMPS Mortgage Loan Trust
5.820% due 01/25/2035 •		15,372	13,695
5.820% due 03/25/2035 •		2,463	2,168
5.870% due 06/25/2034 •		24,487	21,613
7.060% due 10/20/2032 ~		8,667	7,740
GSMSC Pass-Through Trust
3.608% due 09/25/2036 ~		717	229
7.500% due 10/25/2036 ~		1,007	158
GSMSC Resecuritization Trust
3.883% due 04/26/2037 •		47,348	26,244
5.592% due 02/26/2037 ~		22,358	20,767
5.610% due 10/26/2036 •		13,369	12,130
GSR Mortgage Loan Trust
3.679% due 05/25/2037 ~		955	535
3.680% due 01/25/2035 «~		9	8
3.963% due 04/25/2035 «~		58	54
3.966% due 05/25/2035 ~		563	462
3.967% due 04/25/2036 ~		765	513

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.149% due 04/25/2035 «~		25	22
4.268% due 08/25/2034 «~		22	19
4.315% due 05/25/2037 ~		1,435	1,294
4.335% due 08/25/2034 «~		272	246
4.489% due 11/25/2035 ~		7	7
4.496% due 07/25/2035 ~		934	656
4.511% due 11/25/2035 ~		10	9
4.627% due 01/25/2036 «~		7	7
4.630% due 01/25/2036 ~		1,586	1,456
4.654% due 03/25/2037 «~		383	328
4.938% due 08/25/2034 «~		195	180
5.000% due 07/25/2036 «		5	0
5.009% due 09/25/2034 «~		5	5
5.087% due 05/25/2035 ~		2,461	2,011
5.096% due 07/25/2035 ~		919	496
5.344% due 12/25/2034 «~		366	91
5.349% due 10/25/2035 «~		259	237
5.365% due 05/25/2035 «~		422	303
5.375% due 07/25/2035 «~		161	152
5.478% due 09/25/2035 «~		258	228
5.500% due 03/25/2036 «		320	337
5.500% due 03/25/2036		667	791
5.500% due 01/25/2037 «		449	1,013
5.715% due 11/25/2035 ~		150	82
5.750% due 02/25/2036 «		278	243
5.920% due 07/25/2037 «•		137	33
5.990% due 08/25/2046 •		34,126	8,790
6.000% due 11/25/2035 «		244	93
6.000% due 02/25/2036		350	163
6.000% due 03/25/2036		10,395	3,843
6.000% due 06/25/2036 «		428	640
6.000% due 07/25/2036		1,585	918
6.000% due 09/25/2036		1,297	594
6.000% due 01/25/2037 «		39	23
6.166% due 01/25/2035 ~		218	201
6.250% due 10/25/2036		10,763	9,694
6.500% due 09/25/2036		1,211	588
6.500% due 10/25/2036		560	258
6.970% due 04/25/2032 «•		8	7
HarborView Mortgage Loan Trust
3.888% due 08/19/2036 «~		253	217
4.082% due 06/19/2036 ~		253	111
4.209% due 07/19/2035 ~		3,984	2,904
4.232% due 06/19/2036 ~		98	49
4.672% due 12/19/2035 ~		1,507	782
4.935% due 06/19/2045 ~		3,847	1,907
5.630% due 05/25/2038 •		11,146	8,864
5.660% due 09/19/2037 •		7,572	6,436
5.730% due 03/19/2037 •		21,352	18,975
5.766% due 08/19/2034 «~		459	435
5.770% due 01/25/2047 •		9,397	8,384
5.800% due 09/19/2035 •		1,003	667
5.806% due 11/19/2036 •		3,777	3,302
5.810% due 12/19/2036 •		35	33
5.841% due 12/19/2035 «~		101	70
5.850% due 02/19/2046 •		1,389	1,146
5.862% due 12/19/2036 •		5,822	4,910
5.880% due 12/19/2036 •		31,226	24,948
5.890% due 11/19/2036 •		3,004	2,589
5.927% due 12/19/2035 ~		4	3
5.950% due 01/19/2036 •		98	96
5.950% due 12/19/2036 •		2,163	2,030
5.970% due 01/19/2036 •		368	222
6.010% due 03/19/2035 •		1,096	1,075
6.010% due 07/19/2045 •		8,686	7,821
6.030% due 02/19/2036 •		3,891	1,962
6.032% due 10/20/2045 •		6,188	3,840
6.050% due 07/19/2045 «•		35	30
6.090% due 11/19/2035 •		410	278
6.090% due 08/19/2045 •		242	221
6.110% due 01/19/2035 •		140	114
6.170% due 01/19/2035 •		809	713
6.230% due 01/19/2035 «•		151	136
6.250% due 12/19/2034 ~		2,352	2,058
6.270% due 11/19/2034 «•		101	87
6.270% due 12/19/2034 «•		25	22
6.290% due 12/19/2034 •		11,682	9,702
6.330% due 11/19/2034 •		11,573	8,349
6.470% due 10/25/2037 •		10,932	10,054
6.582% due 06/19/2034 «~		17	15
6.652% due 11/19/2034 «~		16	15
7.012% due 01/19/2036		8,973	3,730
Harbour PLC 6.720% due 01/28/2054 •	GBP	21,701	26,982
Hilton USA Trust
0.475% due 11/05/2038 ~(a)		$118,960	1,353

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

2.828% due 11/05/2035		71,800	57,700
HomeBanc Mortgage Trust
3.917% due 04/25/2037 ~		3,745	3,324
5.990% due 01/25/2036 ~		2,759	2,616
6.160% due 07/25/2035		3,951	3,944
6.445% due 12/25/2034 •		187	174
6.595% due 03/25/2035 «		82	59
6.670% due 03/25/2035 «•		110	70
Homeward Opportunities Fund Trust 5.082% due 07/25/2067 þ		8,826	8,689
HPLY Trust 7.825% due 11/15/2036 •		17,999	17,494
HSI Asset Loan Obligation Trust
3.974% due 09/25/2037 ~		1,037	874
4.192% due 09/25/2037 ~		11,405	9,344
4.489% due 01/25/2037 ~		2,497	1,945
5.045% due 01/25/2037 ~		784	531
HSI Asset Securitization Corp. Trust
6.430% due 07/25/2035 •		808	776
6.460% due 07/25/2035 •		1,600	1,364
ILPT Commercial Mortgage Trust 7.607% due 10/15/2039		27,100	27,055
IM Pastor Fondo de Titluzacion Hipotecaria 4.056% due 03/22/2044 •	EUR	11,906	11,573
Impac CMB Trust
5.750% due 10/25/2035 •		$4,378	3,854
5.990% due 04/25/2035 •		1,233	1,160
6.110% due 09/25/2034 «~		24	23
6.110% due 03/25/2035 •		3,688	3,263
6.190% due 05/25/2035 «		33	29
Impac Secured Assets Trust
5.450% due 03/25/2033 ~		1,599	1,549
5.870% due 05/25/2036 «•		17	13
5.950% due 03/25/2037 •		28,066	23,576
5.950% due 09/25/2037 •		5,569	4,773
5.990% due 01/25/2037		18,667	15,406
6.170% due 05/25/2036 •		317	285
6.190% due 09/25/2037 •		8,218	6,968
6.230% due 05/25/2037		11,455	9,513
7.570% due 05/25/2036 «~		397	381
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~		4	4
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037		1,841	831
IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037		10,428	6,851
6.500% due 09/25/2037		90	53
IndyMac INDA Mortgage Loan Trust
3.432% due 11/25/2035 ~		226	174
3.506% due 11/25/2037 ~		7,524	6,288
3.536% due 03/25/2037 ~		746	575
3.703% due 01/25/2036 ~		1,529	1,175
3.704% due 09/25/2036 ~		2,785	2,166
4.277% due 09/25/2037 ~		10,218	5,427
5.436% due 01/25/2036 ~		71	66
IndyMac INDX Mortgage Loan Trust
3.070% due 05/25/2036 ~		13,587	9,234
3.079% due 06/25/2037 ~		4,236	2,562
3.088% due 06/25/2037 ~		9,070	7,757
3.265% due 01/25/2036 ~		40	37
3.278% due 05/25/2037 ~		3,419	2,679
3.289% due 05/25/2037 •		40,139	29,501
3.323% due 08/25/2037 ~		58	43
3.326% due 07/25/2037 ~		17,649	11,662
3.339% due 06/25/2035 «~		46	36
3.355% due 06/25/2036 ~		669	520
3.403% due 06/25/2036 ~		20,318	14,139
3.437% due 05/25/2036 ~		8,653	7,963
3.494% due 10/25/2035 ~		4,959	3,984
3.582% due 01/25/2035 «~		327	294
3.599% due 05/25/2037 ~		16,957	11,363
3.674% due 08/25/2035 ~		6,212	4,627
3.700% due 02/25/2036 ~		2,387	1,751
3.751% due 11/25/2035 ~		2,119	1,960
3.767% due 09/25/2035 ~		5,136	4,184
3.822% due 07/25/2036 ~		6,110	4,313
3.860% due 12/25/2035 ~		1,014	579
3.927% due 09/25/2036 ~		61	41
3.932% due 03/25/2035 «~		45	43
3.951% due 11/25/2035 ~		6,711	4,783
4.219% due 04/25/2035 «~		9	8
4.265% due 12/25/2035 ~		4,850	3,660
4.348% due 07/25/2035 ~		4,293	2,424
4.371% due 03/25/2035 «~		16	15
4.469% due 08/25/2035 ~		1,821	1,636
4.654% due 01/25/2037 ~		3,635	3,063

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.680% due 04/25/2046 ~	5,954	4,901
5.690% due 04/25/2046 •	4,832	3,977
5.710% due 07/25/2036 •	5,321	5,219
5.730% due 10/25/2036 •	53	47
5.770% due 06/25/2037 •	8,015	2,919
5.850% due 09/25/2046 •	6,700	5,709
5.870% due 10/25/2036 •	2,073	1,852
5.870% due 06/25/2046 •	11,924	9,249
5.870% due 11/25/2046 •	20,946	19,026
5.890% due 05/25/2046 •	27,936	24,489
5.930% due 04/25/2035 •	1,811	1,623
5.930% due 07/25/2046 «•	67	150
5.930% due 09/25/2046 •	5,172	5,005
5.950% due 04/25/2035 ~	4,079	3,361
5.950% due 07/25/2035 •	1,182	1,075
5.950% due 06/25/2037 •	13,032	11,858
5.970% due 02/25/2037 ~	13,817	8,612
5.990% due 06/25/2035 •	3,191	2,548
5.990% due 07/25/2035 •	11,302	7,408
6.030% due 03/25/2035 «•	333	317
6.030% due 07/25/2035 •	1,694	1,259
6.050% due 11/25/2036 •	6,017	5,419
6.110% due 02/25/2035 ~	990	878
6.110% due 07/25/2045 •	2,750	2,197
6.150% due 02/25/2035 ~	738	622
6.170% due 01/25/2035	1,254	893
6.270% due 08/25/2034 «~	53	44
6.270% due 11/25/2034 •	4	4
6.270% due 07/25/2046	1,199	1,046
6.350% due 09/25/2034 «•	56	47
7.030% due 10/25/2036 •	6,940	3,373
InTown Mortgage Trust 7.851% due 08/15/2039 •	6,175	6,206
JP Morgan Alternative Loan Trust
3.843% due 05/25/2036 ~	602	335
5.830% due 06/25/2037 •	31,543	16,523
5.843% due 05/26/2037 ~	23,505	2,277
5.870% due 06/25/2037 •	11,144	4,433
6.000% due 03/25/2036 «	247	130
6.000% due 03/25/2036	1,368	736
6.000% due 12/27/2036	21,104	11,210
6.500% due 03/25/2036	4,047	2,345
6.500% due 12/25/2036 þ	38,061	29,499
6.810% due 08/25/2036 þ	13,513	12,757
JP Morgan Chase Commercial Mortgage Securities Trust
0.236% due 03/05/2042 ~(a)	158,100	1,460
0.360% due 10/05/2040 (a)	217,800	3,670
0.945% due 04/15/2046 ~(a)	5,948	0
1.327% due 08/15/2049 ~(a)	121,158	3,368
4.128% due 07/05/2031	27,783	24,928
5.958% due 04/15/2037 •	36,806	33,946
6.236% due 06/15/2038 ~	19,290	18,875
6.591% due 11/15/2038 •	1,350	1,328
6.776% due 03/15/2036 •	5,000	4,450
7.235% due 10/05/2040	70,400	72,281
JP Morgan Mortgage Trust
3.929% due 04/25/2037 «~	319	251
3.929% due 04/25/2037 ~	3,394	2,745
4.009% due 05/25/2036 «~	262	209
4.009% due 05/25/2036 ~	1,631	1,329
4.032% due 05/25/2036	682	580
4.032% due 05/25/2036 «~	6	5
4.048% due 06/25/2036 «~	121	80
4.136% due 10/25/2036 ~	627	461
4.218% due 04/25/2036 ~	4,855	4,228
4.263% due 02/25/2035 «~	6	5
4.285% due 04/25/2036 ~	605	517
4.354% due 06/25/2037 ~	2,499	1,960
4.362% due 01/25/2037 «~	274	218
4.386% due 08/25/2035 «~	2	2
4.396% due 05/25/2036 ~	495	435
4.399% due 08/25/2036 ~	5,276	4,310
4.406% due 10/25/2036 ~	217	157
4.424% due 07/25/2035 «~	5	4
4.425% due 06/25/2037 ~	210	167
4.433% due 06/25/2035 «~	36	28
4.436% due 06/25/2036 «~	265	181
4.436% due 06/25/2036 ~	1,556	1,088
4.458% due 06/25/2035	617	609
4.473% due 08/25/2036 ~	1,958	1,567
4.486% due 04/25/2035 «~	36	33
4.517% due 10/25/2033 «~	17	15
4.538% due 07/25/2035 «~	102	93
4.625% due 07/25/2063	37,957	35,847
4.658% due 02/25/2036 ~	1,541	1,125
4.661% due 04/25/2037 «~	405	292

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.688% due 10/25/2037 ~		4,641	3,757
4.710% due 02/25/2034 «~		2	2
4.750% due 01/25/2063 ~		13,848	13,249
4.826% due 10/25/2036 ~		654	531
4.852% due 10/25/2035 ~		172	137
4.879% due 11/25/2035 ~		3,578	2,936
4.888% due 10/25/2035 «~		5	4
4.916% due 04/25/2035 «~		86	81
4.917% due 07/25/2035 ~		585	553
4.917% due 07/25/2035 «~		26	22
4.976% due 06/25/2035 «~		33	32
4.990% due 08/25/2036 ~		407	339
5.044% due 07/25/2035 ~		195	186
5.048% due 08/25/2035 ~		584	484
5.057% due 11/25/2035 «~		115	92
5.122% due 11/25/2035 «~		11	9
5.140% due 12/26/2037 ~		4,601	3,603
5.250% due 11/25/2063		964	948
5.347% due 10/25/2035 «~		33	31
5.347% due 10/25/2035 ~		169	164
5.392% due 09/25/2035 «~		156	141
5.500% due 09/25/2035		2,025	1,572
5.500% due 09/25/2035 «		97	73
5.500% due 01/25/2036		609	278
5.500% due 08/25/2037		2,034	915
5.652% due 08/25/2035 ~		450	435
5.674% due 07/25/2035 «~		19	18
5.750% due 03/25/2037 «		344	134
6.000% due 10/25/2034		1,966	1,529
6.000% due 07/25/2036		2,317	1,189
6.000% due 06/25/2037		11,097	4,560
6.000% due 08/25/2037		14,989	7,332
6.500% due 09/25/2035 «		126	81
7.000% due 08/25/2037		782	434
JP Morgan Resecuritization Trust 3.790% due 11/26/2036 •		8,178	7,807
JPMDB Commercial Mortgage Securities Trust 0.704% due 12/15/2049 ~(a)		160,855	2,598
Kentmere PLC
0.000% due 10/28/2051 ~	GBP	9,500	7,351
0.000% due 10/28/2051 (h)		10,711	12,164
6.020% due 10/28/2051 •		197,355	251,250
6.620% due 10/28/2051 •		21,423	27,200
6.970% due 10/28/2051 •		21,423	26,998
7.420% due 10/28/2051 •		12,854	16,183
8.220% due 10/28/2051 •		7,141	8,968
10.220% due 10/28/2051 •		12,139	14,750
Kinbane DAC
4.685% due 09/25/2062 ~	EUR	44,225	48,391
5.235% due 09/25/2062 ~		28,699	31,105
5.735% due 09/25/2062 ~		19,800	21,405
6.235% due 09/25/2062 ~		11,900	12,821
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	14,696
2.250% due 02/22/2045		26,742	18,632
6.140% due 02/22/2045 ~		151,697	190,984
7.340% due 02/22/2045 •		82,543	100,467
Landmark Mortgage Securities PLC
4.067% due 06/17/2039 ~	EUR	929	985
5.539% due 06/17/2039 •	GBP	3,926	4,869
5.620% due 04/17/2044 •		21,058	26,136
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		$766,002	5,399
0.000% due 07/25/2057 (h)		786	748
0.000% due 07/25/2057 ~		238,467	218,396
0.000% due 04/25/2058 ~		422	397
0.000% due 08/26/2058 (h)		739	656
0.000% due 01/28/2070 ~		4,369	3,056
0.125% due 12/26/2057 ~(a)		377,555	1,798
0.442% due 12/26/2057 ~(a)		99,612	1,027
1.650% due 11/25/2060 þ		16,771	16,025
2.190% due 02/25/2058 ~		132,995	91,380
2.997% due 12/25/2056 ~		766,002	599,651
3.031% due 06/25/2057 ~		107,182	95,310
3.224% due 08/26/2058 ~		178,636	131,039
3.692% due 12/26/2057 ~		273,722	214,563
3.750% due 04/25/2058 ~		123,226	119,193
4.000% due 02/25/2058 ~		167,017	163,751
4.000% due 04/25/2058 ~		106,604	92,353
4.000% due 08/26/2058 ~		84,797	84,105
4.141% due 04/25/2058 ~		52,471	30,333
4.151% due 01/25/2058 ~		171,429	155,345
4.250% due 02/25/2058 ~		132,996	128,154
4.250% due 08/26/2058 ~		357,273	342,375
4.500% due 02/25/2058 ~		132,996	121,461
4.908% due 01/28/2070 ~		364,393	348,913

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.882% due 10/25/2059 þ		8,702	8,702
6.250% due 02/25/2060 þ		9,897	9,897
6.250% due 06/25/2060 þ		14,792	14,793
7.221% due 01/28/2070 •		66,919	67,050
Lehman Mortgage Trust
1.230% due 03/25/2037 •(a)		11,799	1,280
4.505% due 12/25/2035 ~		2,881	524
4.800% due 07/25/2037 ~		2,845	1,554
5.032% due 01/25/2036 ~		854	787
5.500% due 12/25/2035 «		28	14
5.791% due 04/25/2036 ~		2,849	1,838
5.890% due 12/25/2036 •		5,810	1,302
6.000% due 07/25/2036 •		4,795	1,864
6.000% due 08/25/2037		1,402	1,265
6.370% due 12/25/2035 •		592	356
6.500% due 09/25/2037		4,650	1,601
Lehman XS Trust
5.610% due 07/25/2035 þ		593	517
5.770% due 11/25/2035		10	10
5.850% due 12/25/2036 •		2,284	1,734
5.850% due 11/25/2046 •		143	123
5.870% due 08/25/2046 •		7,410	7,297
5.870% due 11/25/2046 ~		9,989	9,212
5.870% due 03/25/2047 •		1,201	1,025
5.870% due 07/25/2047 •		7,823	7,544
5.890% due 09/25/2046 «~		79	73
5.950% due 03/25/2047 •		13,481	11,635
6.070% due 12/25/2035 «•		6	5
6.070% due 08/25/2037 •		22,271	19,658
6.512% due 03/25/2047		378	324
6.570% due 07/25/2047		25,845	17,786
Ludgate Funding PLC
4.115% due 01/01/2061 •	EUR	1,731	1,840
5.539% due 12/01/2060 •	GBP	2,925	3,596
5.574% due 01/01/2061 •		6,978	8,592
6.014% due 01/01/2061 •		4,483	5,523
Luminent Mortgage Trust
5.810% due 12/25/2036 •		$9,383	8,084
5.870% due 02/25/2046 •		77	57
6.030% due 05/25/2037 •		3,153	3,036
Lux Trust 8.052% due 08/15/2040		36,100	36,537
LUXE Commercial Mortgage Trust
7.734% due 10/15/2038 •		28,799	28,239
8.234% due 10/15/2038 •		38,383	37,512
Manhattan West Mortgage Trust 0.205% due 09/10/2039 ~(a)		807,900	5,504
Mansard Mortgages PLC 5.989% due 12/15/2049 ~	GBP	5,501	6,922
MASTR Adjustable Rate Mortgages Trust
3.016% due 07/25/2035 ~		$646	561
3.245% due 07/25/2035 «~		145	123
3.814% due 09/25/2035 ~		729	450
3.922% due 09/25/2033 «~		331	298
4.326% due 10/25/2034 ~		141	125
4.603% due 12/25/2033 «~		18	17
4.624% due 11/25/2036 «~		37	19
4.750% due 10/25/2032 «~		32	30
4.889% due 01/25/2036 ~		1,971	1,829
5.155% due 05/25/2034 «~		67	61
5.386% due 11/21/2034 «~		144	134
5.775% due 09/25/2034 «~		55	48
5.814% due 12/21/2034 «~		47	44
5.821% due 06/25/2035 «~		43	38
5.874% due 04/21/2034 «~		12	11
5.950% due 05/25/2037 •		783	331
6.090% due 09/25/2037 •		16	16
6.125% due 12/25/2033 «~		17	17
6.125% due 07/25/2034 «~		95	87
6.150% due 05/25/2047 ~		5,903	4,657
6.570% due 09/25/2037 •		14,481	6,354
MASTR Alternative Loan Trust
5.500% due 07/25/2034		872	852
5.500% due 08/25/2034		1,701	1,632
5.750% due 11/25/2033		1,634	1,578
7.000% due 06/25/2034 «		11	11
MASTR Asset Securitization Trust
5.500% due 06/26/2034 «		7	7
6.000% due 06/25/2036 •		1,044	640
6.000% due 06/25/2036 «		132	75
MASTR Reperforming Loan Trust
4.134% due 05/25/2036 «~		141	110
5.820% due 05/25/2035 •		1,525	802
5.830% due 07/25/2035 •		16,509	8,682
MASTR Seasoned Securitization Trust
5.259% due 10/25/2032 «~		80	77

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.282% due 05/25/2032 «~	153	143
6.219% due 10/25/2032 «~	10	9
6.273% due 10/25/2032 «~	37	34
6.500% due 08/25/2032 «~	21	20
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.176% due 11/15/2031 •	62	59
6.216% due 09/15/2030 «•	99	95
Merrill Lynch Alternative Note Asset Trust
5.610% due 01/25/2037 •	52,225	15,199
5.770% due 01/25/2037	6,615	1,937
5.870% due 03/25/2037 •	7,747	2,049
6.070% due 03/25/2037 •	219	54
11.715% due 06/25/2037 ~	23,215	12,792
Merrill Lynch Mortgage Investors Trust
3.853% due 03/25/2036 ~	1,872	1,016
3.976% due 05/25/2034 «~	47	39
4.326% due 04/25/2035 «~	29	25
4.340% due 02/25/2035 «~	73	67
4.340% due 02/25/2035 ~	655	623
4.618% due 07/25/2035 ~	376	333
4.751% due 09/25/2035 ~	29	23
4.822% due 07/25/2035 ~	298	139
4.835% due 05/25/2036 «~	156	138
4.854% due 06/25/2037 ~	108	99
4.892% due 05/25/2036 «~	6	5
4.918% due 02/25/2034 «~	38	34
5.307% due 02/25/2033 ~	13	12
5.470% due 05/25/2036 «~	100	95
5.621% due 09/25/2033 «~	5	4
5.688% due 12/25/2034 «~	135	125
5.722% due 12/25/2035 «~	35	18
5.770% due 09/25/2037	5,815	3,274
5.847% due 12/25/2034 «~	6	6
5.930% due 04/25/2029 •	288	269
5.930% due 03/25/2030 «~	42	38
5.930% due 09/25/2037	10,473	5,910
6.130% due 06/25/2028 •	506	454
6.130% due 11/25/2029 •	556	502
6.150% due 04/25/2028 «~	4	3
6.242% due 01/25/2030 «•	4	4
6.250% due 10/25/2036	1,786	758
6.265% due 07/25/2030 «•	79	75
6.313% due 05/25/2029 «~	44	40
6.322% due 01/25/2029 «•	86	74
6.401% due 03/25/2030 «~	87	74
6.581% due 10/25/2028 «•	14	13
6.601% due 11/25/2029 «•	17	16
7.313% due 01/25/2029 ~	2,006	1,922
7.329% due 09/25/2029 «~	72	66
7.625% due 01/25/2029 «~	1	1
Merrill Lynch Mortgage Trust 0.000% due 02/12/2051 ~(a)	213	0
Merrill Lynch Mortgage-Backed Securities Trust
4.032% due 06/25/2037 «~	6	4
7.520% due 08/25/2036 ~	3,305	2,900
MFA Trust
4.400% due 03/25/2068 þ	69,694	67,542
6.105% due 12/25/2068 þ	24,200	24,346
6.775% due 10/25/2058 þ	22,241	22,512
Morgan Stanley Bank of America Merrill Lynch Trust
0.812% due 02/15/2047 ~(a)	971	0
3.040% due 04/15/2048	1,427	1,408
Morgan Stanley Capital Trust
0.607% due 11/12/2049 ~(a)	72	0
0.875% due 07/15/2053 ~(a)	54,413	2,661
1.832% due 07/15/2053 ~(a)	108,127	9,724
2.428% due 04/05/2042 ~	2,000	1,545
3.340% due 03/15/2049	5,064	4,935
6.559% due 07/15/2035 •	9,395	9,318
Morgan Stanley Mortgage Loan Trust
2.194% due 06/25/2037 ~	11,218	5,569
3.296% due 01/25/2035 «~	273	239
3.357% due 07/25/2035 ~	136	119
3.718% due 11/25/2037 ~	1,549	1,316
4.118% due 12/25/2037 ~	4,137	2,827
4.175% due 09/25/2035 ~	33	22
4.521% due 05/25/2036 ~	7,886	4,339
4.574% due 11/25/2035 «~	66	28
4.728% due 07/25/2034 «~	68	60
5.057% due 09/25/2034 «~	466	427
5.195% due 07/25/2034 «~	96	93
5.332% due 10/25/2034 «~	24	23
5.353% due 08/25/2034 ~	480	439
5.402% due 08/25/2034 «~	2	2
5.500% due 11/25/2035 «	41	34
5.750% due 01/25/2036 •	1,069	556

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.000% due 08/25/2037		272	101
6.000% due 10/25/2037		6,380	3,485
6.123% due 07/25/2035 «~		45	39
6.289% due 09/25/2034 ~		331	332
6.790% due 06/25/2036 ~		200	192
7.013% due 08/25/2036 þ		5,952	1,317
Morgan Stanley Re-REMIC Trust
3.624% due 06/26/2047 •		38,419	32,129
4.125% due 04/26/2047 •		30,487	20,700
4.209% due 06/26/2047 ~		470	357
5.250% due 05/26/2037 ~		7,287	3,587
6.089% due 04/26/2047 ~		3,184	1,807
6.250% due 08/26/2047 ~		10,989	5,945
Mortgage Equity Conversion Asset Trust 5.340% due 05/25/2042 •		41,207	39,482
MortgageIT Mortgage Loan Trust
5.770% due 06/25/2047		1,448	1,172
5.890% due 04/25/2036 •		9,558	7,814
5.930% due 06/25/2047 •		11,016	9,082
5.970% due 11/25/2035 •		12,909	10,495
MSJP HAUL
0.400% due 09/05/2047 ~(a)		31,700	810
0.887% due 09/05/2047 ~(a)		53,100	1,690
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 «		418	355
6.500% due 02/25/2035		1,268	1,062
7.500% due 03/25/2034		1,466	1,319
Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036		5,000	4,413
3.790% due 11/15/2032 ~		27,700	23,516
3.821% due 02/15/2039		29,500	27,167
New Orleans Hotel Trust 6.698% due 04/15/2032		14,615	13,840
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,761	1,665
3.750% due 11/25/2058 ~		21,213	19,838
6.864% due 10/25/2063 þ		164,022	166,622
New Rochelle Public Library Trust
0.000% due 09/25/2062 (h)		553	542
0.000% due 09/25/2062		179,353	162,694
3.189% due 05/01/2058 ~		254,856	230,887
4.459% due 09/27/2062 «		7,552	6,366
4.790% due 05/01/2058 (h)		491	476
New York Mortgage Trust 6.130% due 08/25/2035 ~		281	253
Newgate Funding PLC
4.525% due 12/15/2050 •	EUR	341	369
5.175% due 12/15/2050 •		1,852	1,899
5.425% due 12/15/2050 •		3,099	3,014
5.510% due 12/01/2050 •	GBP	1,357	1,658
6.340% due 12/15/2050 •		9,830	12,067
6.590% due 12/15/2050 ~		2,778	3,296
NLT Trust 3.200% due 10/25/2062		$16,700	14,898
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.389% due 10/25/2035 ~		293	161
4.853% due 02/25/2036 ~		631	475
5.224% due 02/25/2036 «~		314	218
5.470% due 08/25/2035 «~		42	41
5.500% due 05/25/2033 «		1	1
6.000% due 05/25/2033 «		2	2
6.030% due 04/25/2037 «•		38	38
6.106% due 08/25/2034 ~		1,168	1,149
6.215% due 08/25/2036 ~		4,123	1,172
6.431% due 08/25/2036 ~		1,759	500
6.470% due 05/25/2035 ~		3,160	2,475
7.000% due 04/25/2033 «		5	5
Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		101,939	77,393
3.040% due 10/25/2036 ~		6,678	3,893
3.761% due 10/26/2036 •		3,715	3,200
6.000% due 07/26/2037		14,300	5,802
6.370% due 07/25/2036 ~		2,638	2,522
NovaStar Mortgage Funding Trust
0.523% due 09/25/2046 ~		3,313	3,008
0.523% due 09/25/2046 •		64,501	22,633
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •		26,300	24,337
OBX Trust
3.270% due 01/25/2062		5,986	5,654
6.113% due 03/25/2063 þ		50,623	50,946
6.319% due 01/25/2062 þ		19,209	19,385
6.465% due 10/25/2063 þ		42,049	42,598
6.520% due 07/25/2063 þ		36,740	37,111
6.567% due 06/25/2063 þ		42,669	43,122
6.844% due 04/25/2063 þ		21,833	22,273

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

7.045% due 09/25/2063 þ		34,703	35,454
7.159% due 10/25/2063 þ		54,530	55,960
OPEN Trust 8.451% due 10/15/2028		91,148	91,612
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.490% due 07/25/2035		6,091	5,779
PHH Alternative Mortgage Trust
6.000% due 02/25/2037		2,605	2,086
6.170% due 07/25/2037		895	853
PRET LLC 8.497% due 10/25/2053		50,507	50,927
Prime Mortgage Trust 7.000% due 07/25/2034 «		90	79
PRKCM Trust
6.584% due 09/25/2058 þ		40,181	40,846
7.225% due 11/25/2058 þ		22,897	23,512
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0
0.000% due 10/29/2054 (b)(h)		85,302	69,930
4.852% due 10/29/2054 •		228,291	252,931
5.302% due 10/29/2054 •		52,929	58,292
5.602% due 10/29/2054 •		38,495	42,052
6.582% due 10/29/2054 •		28,871	31,476
8.452% due 10/29/2054 •		24,059	26,177
PRPM LLC
1.319% due 07/25/2051 þ		$2,395	2,167
1.455% due 10/25/2051		6,887	6,228
4.000% due 06/25/2053 þ		43,227	41,742
4.000% due 11/25/2053 þ		4,285	4,072
6.250% due 08/25/2068 þ		33,980	34,095
PRPM Trust 6.221% due 11/25/2068 þ		7,000	7,036
RBSSP Resecuritization Trust
3.918% due 12/26/2036 ~		10,859	10,073
4.466% due 09/28/2047 ~		84,174	60,041
4.490% due 10/26/2036 ~		6,950	6,400
4.527% due 03/26/2036 ~		5,658	3,790
4.567% due 03/26/2037 •		27,362	22,940
4.612% due 12/26/2036 ~		2,264	1,865
4.925% due 08/26/2045 •		101	97
5.313% due 02/28/2047 ~		11,817	8,189
5.697% due 06/27/2036 •		1,000	823
7.207% due 12/26/2037 •		19,297	16,692
RCKT Mortgage Trust 6.808% due 09/25/2043		13,546	13,755
Real Estate Asset Liquidity Trust 3.641% due 06/14/2061	CAD	9,515	7,090
Regal Trust 1.723% due 09/29/2031 «•		$24	22
Residential Accredit Loans, Inc. Trust
1.621% due 12/26/2034 «~		131	54
4.261% due 08/25/2035 ~		538	211
4.809% due 04/25/2035 ~		8,080	5,960
5.052% due 07/25/2035 ~		2,560	1,435
5.065% due 07/25/2035 ~		887	833
5.184% due 12/25/2035 ~		6,821	5,898
5.381% due 07/25/2035 ~		4,844	3,472
5.500% due 08/25/2035 «		18	15
5.500% due 08/25/2035		1,084	797
5.500% due 11/25/2035 •		2,251	1,815
5.500% due 06/25/2037		3,305	2,406
5.620% due 02/25/2047 •		30,408	11,033
5.720% due 02/25/2036 •		6,273	4,039
5.750% due 01/25/2037		2,024	1,519
5.770% due 08/25/2035 •		2,275	1,709
5.770% due 04/25/2037 •		2,506	1,778
5.800% due 03/25/2037 •		157	34
5.810% due 01/25/2037 •		2,294	1,952
5.830% due 05/25/2036 •		5,725	5,131
5.830% due 07/25/2036 •		21,914	8,839
5.830% due 09/25/2036 ~		6,122	5,813
5.830% due 11/25/2036 •		1,880	1,073
5.830% due 01/25/2037 •		528	352
5.830% due 06/25/2046 •		40,046	9,495
5.850% due 09/25/2036 •		2,840	2,730
5.870% due 06/25/2036 «•		127	88
5.870% due 05/25/2047 •		4,738	4,156
5.880% due 09/25/2046 •		2,061	1,944
5.900% due 05/25/2046 •		11,473	9,816
5.990% due 12/25/2045 •		9,928	8,013
6.000% due 08/25/2035		351	300
6.000% due 10/25/2035		5,757	2,142
6.000% due 12/25/2035		5,153	4,482
6.000% due 12/25/2035 «		14	12
6.000% due 08/25/2036		13,591	11,101
6.000% due 08/25/2036 «		252	204

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.000% due 09/25/2036		1,920	1,450
6.000% due 01/25/2037 «		77	58
6.000% due 01/25/2037		1,383	1,054
6.000% due 02/25/2037		7,772	5,918
6.000% due 03/25/2037		6,742	5,598
6.000% due 05/25/2037		6,930	5,328
6.000% due 06/25/2037		12,561	9,464
6.010% due 05/25/2046 •		663	518
6.012% due 01/25/2046 •		10,003	7,880
6.030% due 12/25/2045 •		283	218
6.070% due 04/25/2036		17,850	15,375
6.070% due 08/25/2036 •		3,563	2,693
6.288% due 11/25/2037 ~		6,716	5,492
6.372% due 09/25/2045 •		273	239
6.500% due 08/25/2036		15,135	11,833
6.500% due 02/25/2037		4,332	3,412
6.512% due 08/25/2035 •		147	120
6.750% due 06/25/2037		6,250	2,602
8.132% due 08/25/2047		50,502	9,276
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031 «		45	37
7.500% due 07/25/2032 «		325	132
Residential Asset Securitization Trust
1.220% due 04/25/2037 •(a)		9,715	1,528
5.250% due 09/25/2033 «		371	347
5.500% due 07/25/2035		5,284	3,241
5.500% due 09/25/2035		18,727	9,089
5.780% due 04/25/2037 •		9,715	2,240
5.820% due 06/25/2036 •		5,878	1,786
6.000% due 02/25/2036		6,507	2,733
6.000% due 11/25/2036		6,341	2,288
6.000% due 01/25/2037		3,329	1,161
6.000% due 03/25/2037		6,765	2,251
6.000% due 04/25/2037		533	287
6.000% due 05/25/2037		6,497	3,373
6.000% due 07/25/2037		7,786	3,154
6.000% due 08/25/2037		638	341
6.170% due 07/25/2036 •		4,382	2,979
6.250% due 11/25/2036		11,658	4,379
6.500% due 09/25/2036		3,265	1,120
6.500% due 04/25/2037		19,150	5,190
Residential Funding Mortgage Securities, Inc. Trust
4.003% due 08/25/2035 ~		1,573	697
4.500% due 12/26/2049 «		96	38
5.148% due 04/25/2037 «~		358	299
5.420% due 10/25/2037 ~		4,775	2,932
5.427% due 09/25/2036 «~		19	16
5.495% due 07/27/2037 «~		110	84
5.500% due 03/25/2037		1,953	1,355
5.588% due 10/25/2037 ~		3,007	2,536
5.750% due 09/25/2036 «		292	215
6.000% due 04/25/2037 •		60	47
6.000% due 04/25/2037		1,153	885
6.000% due 10/25/2037 «		369	207
6.500% due 03/25/2032 «		34	33
Resloc U.K. PLC 4.085% due 12/15/2043 •	EUR	4,141	4,417
Ripon Mortgages PLC
0.000% due 08/28/2056 (h)	GBP	94,120	95,376
0.010% due 08/20/2056 «		24,190	28,960
0.070% due 08/28/2056 ~(a)		2,143	3
6.120% due 08/28/2056 •		123,878	156,710
6.370% due 08/28/2056 •		78,831	98,905
6.720% due 08/28/2056 ~		45,046	56,127
7.520% due 08/28/2056 •		11,260	14,017
8.220% due 08/28/2056 •		20,141	25,429
8.470% due 08/28/2056 •		15,766	19,672
9.520% due 08/28/2056 •		9,008	11,261
RMAC Securities PLC
4.100% due 06/12/2044 •	EUR	1,325	1,418
5.489% due 06/12/2044 •	GBP	8,874	10,913
5.509% due 06/12/2044 •		4,649	5,711
5.827% due 06/12/2044 •		$1,636	1,577
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	96,173
1.000% due 09/28/2055 ~		18,400	19,350
4.516% due 09/28/2055 •		455,658	502,836
4.666% due 09/28/2055 •		72,544	79,950
4.916% due 09/28/2055 •		49,462	54,484
5.416% due 09/28/2055 •		29,677	32,594
6.166% due 09/28/2055 •		49,461	54,224
Sequoia Mortgage Trust
3.124% due 08/20/2047 ~		$3,255	2,184
3.627% due 09/20/2046 ~		217	149
3.675% due 07/20/2037 ~		2,811	2,050
4.016% due 09/20/2046 ~		1,469	881

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

4.146% due 07/20/2037 ~		476	365
4.306% due 02/20/2047 ~		1,383	1,116
6.092% due 08/20/2034 «•		190	166
6.132% due 06/20/2033 «~		78	74
6.152% due 10/20/2034		1,438	1,298
6.172% due 07/20/2033 ~		131	120
6.232% due 10/20/2027 «•		4	4
6.232% due 04/20/2033 «~		26	23
6.237% due 10/20/2034 «•		120	93
6.272% due 10/20/2027 «•		8	8
6.577% due 11/20/2034 «•		73	64
6.669% due 04/20/2033 «•		239	214
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~		1,900	1,783
Shamrock Residential DAC
4.726% due 01/24/2061 •	EUR	7,125	7,838
4.876% due 06/24/2071		17,631	19,372
SMRT Commercial Mortgage Trust 6.362% due 01/15/2039 •		$74,604	73,102
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •	GBP	60,944	77,671
Structured Adjustable Rate Mortgage Loan Trust
3.440% due 02/25/2036 ~		$325	283
3.761% due 08/25/2036 ~		10,868	8,677
4.021% due 11/25/2035 ~		39	34
4.046% due 11/25/2035 ~		159	144
4.153% due 05/25/2036 ~		3,824	2,169
4.210% due 05/25/2036 ~		3,090	2,318
4.212% due 09/25/2036 ~		6,662	4,626
4.383% due 09/25/2036 ~		6,744	6,312
4.520% due 03/25/2036 ~		610	445
4.538% due 01/25/2037 ~		2,982	2,125
4.540% due 01/25/2036 ~		2,753	1,388
4.562% due 07/25/2035 ~		1,466	1,247
4.596% due 07/25/2037 «~		26	16
4.672% due 08/25/2035 ~		828	711
4.797% due 03/25/2035 ~		5,441	4,522
4.831% due 11/25/2035 «~		199	124
5.119% due 02/25/2036 ~		4,529	2,709
5.121% due 04/25/2035 ~		36	33
5.132% due 05/25/2035 ~		1,058	844
5.159% due 09/25/2035 ~		858	759
5.278% due 12/25/2034 «~		18	15
5.280% due 09/25/2034 «~		191	175
5.296% due 12/25/2035 ~		138	79
5.430% due 09/25/2036 ~		2,082	1,432
5.475% due 12/25/2035 ~		102	74
5.754% due 03/25/2035 «~		253	226
5.770% (LIBOR01M + 0.300%) due 09/25/2034 ~		158	138
5.830% due 07/25/2035 «		369	158
5.871% due 04/25/2034 «~		4	4
5.906% due 10/25/2035 ~		1,232	1,087
5.970% due 10/25/2034 «•		272	232
6.007% due 01/25/2035 «		25	15
6.115% due 04/25/2035 •		769	739
6.153% due 05/25/2035 ~		2,738	1,991
6.200% due 10/25/2034 «~		34	32
7.068% due 12/25/2034 ~		226	221
7.299% due 10/25/2037 •		3,332	2,902
7.770% due 12/25/2037 •		3,775	3,254
Structured Asset Mortgage Investments Trust
3.743% due 05/25/2047 ~		23,118	18,460
4.136% due 05/25/2045 «~		57	46
4.316% due 05/25/2036 «~		160	39
5.002% due 02/19/2035 «~		1	1
5.590% due 08/25/2036 •		4,635	3,965
5.650% due 01/25/2037 •		5,211	4,392
5.830% due 07/25/2046 •		6,137	5,064
5.850% due 06/25/2036 •		1,652	1,597
5.850% due 07/25/2046 ~		3,326	2,513
5.850% due 07/25/2046 •		1,509	1,057
5.870% due 05/25/2036 •		7,260	5,711
5.870% due 10/25/2036 •		1,977	1,700
5.890% due 04/25/2036 •		6,828	6,051
5.890% due 05/25/2036 •		112	75
5.890% due 08/25/2036 ~		11,830	9,547
5.890% due 05/25/2046 •		96	67
5.890% due 09/25/2047 •		11,305	9,380
5.910% due 09/25/2047 •		8,199	7,063
5.930% due 02/25/2036 •		31,118	25,328
5.930% due 07/25/2036 «•		8	3
5.930% due 05/25/2045 ~		3,201	2,869
5.970% due 07/19/2035 •		773	695
6.020% due 09/25/2047 •		13,503	10,928
6.030% due 02/25/2036 •		6,703	5,506
6.070% due 08/25/2036 •		3,801	2,680

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.150% due 05/19/2035 •		543	476
6.320% due 05/25/2047 •		2,546	2,054
Structured Asset Securities Corp.
5.820% due 03/25/2035 •		2,304	1,986
5.820% due 04/25/2035 ~		223	195
Structured Asset Securities Corp. Mortgage Loan Trust 6.190% due 11/25/2035 •		1,169	938
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.670% due 11/25/2033 «~		15	14
5.867% due 01/25/2034 ~		38	37
6.451% due 09/25/2033 «~		65	61
6.598% due 03/25/2033 «~		42	39
6.624% due 11/25/2033 «~		230	223
7.074% due 07/25/2033 «~		109	100
7.187% due 12/25/2033 «~		238	223
7.477% due 11/25/2032 «~		12	12
8.470% due 07/25/2032 •		804	705
Structured Asset Securities Corp. Trust
5.500% due 04/25/2035 «		27	25
5.500% due 04/25/2035		819	762
5.750% due 04/25/2035		4,944	2,840
SunTrust Adjustable Rate Mortgage Loan Trust
4.100% due 04/25/2037 ~		1,007	590
4.848% due 02/25/2037 ~		1,662	1,405
TDA Mixto Fondo de Titulizacion de Activos 7.416% due 03/22/2036 •	EUR	1,200	1,307
Terwin Mortgage Trust 4.613% due 10/25/2037 •		$31,369	10,137
Thornburg Mortgage Securities Trust
2.848% due 03/25/2044 ~		620	604
4.025% due 03/25/2044 ~		3,195	3,043
5.016% due 12/25/2044 «~		19	17
5.472% due 10/25/2043 «~		141	125
6.010% due 03/25/2044 «•		49	45
6.815% due 06/25/2047 «•		384	365
Towd Point Mortgage Funding 6.571% due 07/20/2045 ~	GBP	3,772	4,821
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$3,155	2,967
3.750% due 09/25/2062		102,259	96,111
4.014% due 01/25/2063		8,504	7,157
Tower Bridge Funding PLC 0.000% due 01/20/2066 «(c)	GBP	140,300	179,142
Uropa Securities PLC
4.183% due 10/10/2040 •	EUR	4,808	5,118
5.540% due 10/10/2040 •	GBP	14,332	17,723
5.590% due 10/10/2040 •		2,063	2,526
VASA Trust 6.376% due 07/15/2039 •		$17,800	16,118
Verus Securitization Trust
4.260% due 02/25/2067 þ		27,041	25,119
5.811% due 05/25/2068 þ		36,775	36,758
5.850% due 12/25/2067 þ		17,091	17,089
5.930% due 03/25/2068 þ		31,591	31,605
5.999% due 02/25/2068 þ		17,386	17,410
6.259% due 12/25/2068 þ		25,500	25,706
6.443% due 08/25/2068 þ		29,697	30,072
6.476% due 06/25/2068 þ		23,434	23,677
6.665% due 09/25/2068 þ		72,389	73,431
6.790% due 10/25/2067 þ		15,931	16,176
6.876% due 11/25/2068		18,420	18,785
7.070% due 10/25/2068 þ		69,746	71,139
Visio Trust 6.598% due 10/25/2058 þ		20,109	20,289
Wachovia Mortgage Loan Trust
1.823% due 08/25/2036 •		20,056	7,032
1.850% due 01/25/2037		15,178	5,576
Wachovia Mortgage Loan Trust LLC
1.850% due 01/25/2037 •		8,525	3,132
5.064% due 03/20/2037 «~		12	11
5.373% due 08/20/2035 ~		308	294
6.058% due 10/20/2035 «~		6	5
6.182% due 10/20/2035 ~		193	183
6.238% due 10/20/2035 «~		54	50
WaMu Mortgage Pass-Through Certificates Trust
3.224% due 01/25/2037 ~		1,858	1,527
3.270% due 01/25/2037 ~		5,869	4,990
3.315% due 05/25/2037 ~		5,497	4,272
3.374% due 01/25/2037 ~		2,861	2,506
3.444% due 03/25/2037 ~		13,485	11,118
3.698% due 02/25/2037 ~		6,703	6,010
3.704% due 02/25/2037 ~		1,667	1,399
3.733% due 01/25/2036 ~		589	517
3.763% due 04/25/2037 ~		7,308	6,559
3.777% due 03/25/2037 ~		6,871	6,016
3.787% due 02/25/2037 ~		13,945	12,680

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

3.792% due 10/25/2036 ~		567	507
3.814% due 06/25/2037 ~		1,255	1,075
3.834% due 06/25/2037 ~		3,401	2,901
3.835% due 08/25/2035 «~		7	6
3.847% due 05/25/2037 ~		576	493
3.858% due 02/25/2037 ~		7,842	6,842
3.864% due 03/25/2036 ~		1,291	1,168
3.917% due 10/25/2036 «~		135	118
3.918% due 12/25/2036 ~		2,493	2,209
3.966% due 01/25/2036 ~		207	201
4.005% due 11/25/2036 ~		444	376
4.020% due 11/25/2036 ~		1,641	1,406
4.077% due 03/25/2035 ~		453	434
4.077% due 03/25/2035 «~		41	38
4.106% due 07/25/2037 ~		7,800	6,759
4.238% due 09/25/2036 ~		4,494	3,980
4.339% due 12/25/2036 ~		35	30
4.397% due 12/25/2046 •		6,552	5,326
4.407% due 08/25/2046 ~		44	39
4.426% due 05/25/2046 •		6,345	5,817
4.544% due 08/25/2036 ~		8,427	7,225
4.549% due 07/25/2037 ~		1,465	1,221
4.592% due 01/25/2036 ~		1,038	931
4.615% due 10/25/2035 ~		1,581	1,414
4.728% due 09/25/2035 ~		168	152
4.745% due 02/25/2033 «~		148	136
4.923% due 12/25/2035 ~		7,881	7,154
5.240% due 01/25/2035 ~		845	766
5.255% due 08/25/2034 ~		308	291
5.712% due 02/25/2047 •		13,759	11,498
5.742% due 01/25/2047 •		676	621
5.752% due 01/25/2047 •		2,989	2,640
5.762% due 06/25/2047 •		7,488	6,026
5.772% due 04/25/2047 •		1,840	1,578
5.772% due 04/25/2047 «•		33	22
5.852% due 11/25/2046 •		6,065	5,145
5.892% due 10/25/2046 •		25,938	21,628
5.930% due 04/25/2045 •		4,342	4,213
5.972% due 09/25/2046 •		4,099	3,257
5.990% due 11/25/2045 •		1,785	1,625
5.992% due 06/25/2046 •		461	412
5.992% due 07/25/2046 •		5,516	4,387
6.002% due 06/25/2046 •		1,149	995
6.010% due 12/25/2045 •		1,752	1,574
6.012% due 02/25/2046 •		1,855	1,612
6.050% due 07/25/2045 •		3,249	3,050
6.050% due 12/25/2045 •		2,544	2,277
6.060% due 07/25/2046 •		5,999	4,943
6.090% due 01/25/2045 •		401	388
6.110% due 08/25/2045 •		15,185	14,333
6.130% due 01/25/2045 •		1,969	1,907
6.150% due 01/25/2045 •		1,884	1,772
6.170% due 01/25/2045 «•		33	32
6.190% due 11/25/2034		3,029	2,884
6.210% due 11/25/2034 •		1,037	972
6.212% due 11/25/2042 •		80	73
6.230% due 01/25/2045		928	901
6.250% due 10/25/2044 •		697	659
6.270% due 10/25/2044 •		904	832
6.350% due 11/25/2034 «•		21	18
6.350% due 07/25/2044 •		2,873	2,665
6.370% due 08/25/2045		1,617	1,521
6.412% due 08/25/2042 •		60	57
7.030% due 10/25/2045 •		600	571
WaMu Mortgage-Backed Pass-Through Certificates 4.332% due 12/19/2039 «~		29	27
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	36,902
6.170% due 12/21/2049 •		182,964	233,820
6.870% due 12/21/2049 •		46,014	58,166
7.370% due 12/21/2049 •		23,010	28,921
7.870% due 12/21/2049 •		13,146	16,467
8.370% due 12/21/2049 •		13,146	16,187
Washington Mutual Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 «~		$127	110
4.052% due 09/25/2036 þ		28,432	8,387
4.157% due 10/25/2036 þ		56	20
4.282% due 10/25/2036 þ		6,475	1,856
5.500% due 05/25/2035 •		2,907	2,342
5.500% due 06/25/2035		1,053	870
5.500% due 06/25/2035 «		33	28
5.500% due 07/25/2035 ~		674	568
5.500% due 08/25/2035		949	808
5.500% due 11/25/2035 «		349	262
5.712% due 01/25/2047 •		14,388	11,503
5.712% due 04/25/2047 •		3,482	2,693

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.732% due 12/25/2046 •	4,800	3,689
5.750% due 11/25/2035 «	429	369
5.750% due 01/25/2036	2,942	2,494
5.782% due 04/25/2047 •	4,904	3,806
5.850% due 07/25/2046 •	234	179
5.862% due 10/25/2046 •	10,287	8,168
5.930% due 12/25/2036 •	2,792	2,279
5.932% due 09/25/2046 •	15,153	10,932
5.952% due 04/25/2046 •	24,237	18,864
5.982% due 05/25/2046 •	2,153	1,547
5.990% due 12/25/2035 •	256	213
6.000% due 09/25/2035 «•	306	256
6.000% due 11/25/2035	1,161	1,111
6.000% due 04/25/2036	1,960	1,634
6.000% due 04/25/2037	4,918	4,150
6.070% due 03/25/2036 •	862	778
6.500% due 11/25/2035	540	359
6.500% due 03/25/2036	10,594	8,022
6.500% due 07/25/2036 þ	1,396	348
6.500% due 08/25/2036	15,195	12,442
6.721% due 07/25/2036 þ	21,359	5,324
6.949% due 07/25/2036 þ	1,943	484
7.000% due 05/25/2036 þ	2,894	2,440
7.500% due 04/25/2033 «	5	5
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037 «	356	301
Wells Fargo Commercial Mortgage Trust
0.934% due 01/15/2052 ~(a)	118,351	4,242
1.601% due 10/15/2049 ~(a)	249,416	8,192
3.324% due 01/15/2059	5,718	5,598
3.487% due 11/15/2048	1,840	1,803
Wells Fargo Mortgage Loan Trust
4.432% due 12/27/2046 ~	11,929	6,198
5.817% due 09/27/2047 •	15,644	13,772
Wells Fargo Mortgage-Backed Securities Trust
4.675% due 04/25/2037 «~	92	77
4.773% due 04/25/2036 ~	1,707	1,605
5.485% due 10/25/2034 «~	15	14
5.742% due 08/25/2036 «~	242	222
5.742% due 08/25/2036 ~	146	138
5.924% due 11/25/2037 ~	19	17
5.948% due 10/25/2036 ~	940	864
5.951% due 08/25/2035 ~	80	77
6.000% due 06/25/2036 «	276	232
6.000% due 06/25/2037 «	399	348
6.000% due 11/25/2037	822	689
6.376% due 10/25/2036 ~	1,032	912
Wells Fargo-RBS Commercial Mortgage Trust
0.469% due 03/15/2047 ~(a)	83,202	66
1.128% due 03/15/2047 ~(a)	13,823	1
WSTN Trust 6.297% due 07/05/2037	64,300	65,583

Total Non-Agency Mortgage-Backed Securities (Cost $47,356,775)		43,373,491

ASSET-BACKED SECURITIES 17.8%
37 Capital CLO Ltd. 7.167% due 01/15/2034	64,500	64,472
522 Funding CLO Ltd. 6.757% due 04/20/2030	14,632	14,621
Aames Mortgage Investment Trust
6.385% due 10/25/2035 •	9,557	9,005
7.495% due 01/25/2035 •	2,908	2,733
ABFC Trust
5.580% due 01/25/2037 •	9,884	5,664
5.600% due 01/25/2037 •	42,230	29,702
5.610% due 10/25/2036 •	38,057	32,641
5.620% due 10/25/2036 •	1,693	1,689
5.630% due 01/25/2037 •	55,478	31,889
5.690% due 01/25/2037 •	33,147	19,100
5.750% due 11/25/2036 •	6,536	3,900
5.770% due 09/25/2036 •	3,194	3,166
5.790% due 11/25/2036 •	12,881	5,107
5.890% due 09/25/2036 •	32,394	29,555
5.970% due 11/25/2036 •	2,600	1,031
6.130% due 03/25/2035 •	3,170	3,056
6.250% due 09/25/2033 •	818	766
6.370% due 02/25/2034 •	2,718	2,699
6.445% due 06/25/2035 •	13,519	12,344
6.470% due 06/25/2037 •	2,431	1,864
6.475% due 03/25/2035 •	1,539	1,331
6.595% due 12/25/2032 «~	33	32
6.595% due 12/25/2032 «•	44	76
7.240% due 12/25/2033 •	4,053	3,978
7.645% due 01/25/2034 «•	312	214
8.170% due 07/25/2033 «•	276	221

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	5,944	5,889
Academic Loan Funding Trust 6.252% due 12/26/2044 •	1,718	1,670
Accredited Mortgage Loan Trust
5.690% due 02/25/2037 ~	25,211	23,946
5.740% due 09/25/2036 ~	1,486	1,388
5.740% due 02/25/2037 ~	5,000	4,246
6.070% due 07/25/2034 •	1,918	1,875
6.190% due 09/25/2035 •	390	388
6.340% due 09/25/2035 •	4,200	3,925
ACE Securities Corp. Home Equity Loan Trust
5.540% due 11/25/2036 •	7,856	3,216
5.590% due 10/25/2036 •	165	61
5.590% due 11/25/2036 •	14,196	5,838
5.590% due 12/25/2036 •	2,243	1,160
5.610% due 12/25/2036 •	15,268	7,898
5.610% due 12/25/2036	6,759	5,899
5.640% due 11/25/2036 •	6,324	2,610
5.650% due 07/25/2036 •	36,387	8,569
5.690% due 11/25/2036 •	8,493	3,517
5.710% due 12/25/2036 •	7,824	2,707
5.710% due 01/25/2037 •	1,134	679
5.730% due 12/25/2036 •	98,145	52,335
5.750% due 06/25/2036	12,636	11,877
5.750% due 07/25/2036 •	48,375	38,561
5.750% due 10/25/2036 •	42,662	20,667
5.770% due 04/25/2036 •	5,829	5,620
5.770% due 07/25/2036 •	35,567	10,080
5.810% due 01/25/2037 •	1,209	724
5.850% due 02/25/2036 ~	11,792	11,572
5.910% due 08/25/2036	25,504	23,332
5.910% due 12/25/2036	8,429	2,916
5.910% due 01/25/2037 •	15,030	3,593
5.950% due 07/25/2036 •	18,285	5,555
5.970% due 07/25/2036 •	32,299	7,607
5.970% due 01/25/2037 •	1,134	679
6.010% due 08/25/2036 •	8,569	7,425
6.070% due 02/25/2036 •	932	916
6.130% due 08/25/2035 •	6,732	6,450
6.130% due 11/25/2035 •	656	666
6.370% due 09/25/2033 •	1,484	1,441
6.370% due 12/25/2034 •	1,061	961
6.400% due 02/25/2036 •	1,720	1,575
6.430% due 08/25/2035 •	1,702	1,183
6.445% due 06/25/2034 ~	6,627	6,165
6.460% due 05/25/2035	3,280	2,368
6.475% due 07/25/2035 •	15,926	15,477
6.505% due 06/25/2035 •	5,026	4,731
6.520% due 12/25/2033 •	807	798
6.520% due 08/25/2045 •	653	652
6.595% due 04/25/2035 •	3,371	2,873
6.640% due 07/25/2033	1,705	1,559
8.665% due 06/25/2034 •	847	660
ACHV ABS Trust 6.600% due 08/19/2030	1,130	1,131
Aegis Asset-Backed Securities Trust
5.710% due 01/25/2037 •	5,958	4,357
6.115% due 12/25/2035 •	10,067	9,161
6.220% due 03/25/2035 •	6,753	5,354
6.260% due 03/25/2035	2,347	966
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
6.175% due 10/25/2035 •	5,487	5,125
6.520% due 01/25/2034 •	516	507
7.195% due 10/25/2034 •	2,704	2,741
7.300% due 12/25/2034 ~	7,068	6,184
7.570% due 12/25/2034 «•	106	8
AFC Home Equity Loan Trust
6.070% due 09/27/2027 «•	12	12
6.120% due 09/22/2028 «~	43	41
6.350% due 02/25/2029 «•	125	118
AGL CLO Ltd. 6.877% due 07/20/2034	22,700	22,695
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,127	4,554
5.902% due 12/23/2037 •	7,102	6,605
5.933% due 09/23/2037 •	11,061	9,844
5.943% due 12/23/2036 ~	10,063	9,258
5.953% due 09/23/2036 •	9,462	8,705
5.975% due 07/15/2037 •	8,377	7,707
5.982% due 06/23/2036 •	11,907	11,192
6.013% due 09/23/2037 •	2,255	1,736
6.055% due 07/15/2037 •	27,000	22,275
6.063% due 12/23/2036 ~	7,500	5,925
6.072% due 06/23/2036 •	27,500	23,100
6.083% due 12/23/2035 •	20,821	19,364

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.113% due 09/23/2036 •	12,000	9,960
6.210% due 03/23/2035 •	5,000	4,325
6.263% due 12/23/2034 •	4,750	4,512
6.352% due 07/30/2034 ~	7,000	6,265
6.363% due 09/23/2038 •	43,803	39,860
6.405% due 05/01/2034 •	2,176	2,068
6.563% due 09/23/2038 •	10,000	8,550
Allegro CLO Ltd. 6.815% due 10/15/2034	7,369	7,307
Ameriquest Mortgage Securities Trust
5.570% due 10/25/2036 •	7,389	2,177
5.630% due 10/25/2036 ~	9,338	2,751
5.645% due 10/25/2036 •	3,349	1,869
5.710% due 10/25/2036 •	22,099	6,510
6.025% due 04/25/2036 •	13,000	12,470
6.130% due 03/25/2036 •	11,988	9,218
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.110% due 06/25/2033 •	1,059	975
3.793% due 04/25/2034 •	981	884
3.849% due 05/25/2034 þ	5,525	4,521
4.532% due 11/25/2034 •	4,589	4,208
4.532% due 11/25/2034	7,013	5,965
5.184% due 12/25/2033 «•	34	34
6.175% due 01/25/2036 •	5	5
6.220% due 01/25/2036 •	8,000	7,740
6.340% due 07/25/2034 •	29	29
6.340% due 01/25/2036 •	14,093	13,319
6.385% due 01/25/2035 ~	546	530
6.430% due 10/25/2035 •	2,718	2,490
6.445% due 05/25/2035 ~	9,300	8,778
6.445% due 07/25/2035 •	9,500	8,952
6.445% due 09/25/2035 •	12,785	10,215
6.490% due 10/25/2034 •	956	945
6.490% due 01/25/2035 •	2,072	1,846
6.520% due 05/25/2035 •	4,588	3,995
6.520% due 07/25/2035	3,000	2,616
6.565% due 09/25/2034 •	11,378	10,482
6.640% due 03/25/2035 •	6,952	6,514
6.745% due 08/25/2035 •	2,782	2,610
7.030% due 01/25/2035 •	2,184	1,806
7.195% due 05/25/2034 •	11,176	10,702
7.195% due 08/25/2035 ~	14,800	12,975
7.225% due 10/25/2034 •	1,813	1,689
7.345% due 07/25/2034	744	721
8.245% due 03/25/2033 «•	52	35
8.845% due 11/25/2032 •	1,397	1,386
8.995% due 11/25/2032 «~	3	0
10.720% due 02/25/2033 •	1,146	1,044
Amortizing Residential Collateral Trust
6.170% due 10/25/2031 •	10	10
6.295% due 08/25/2031 •	205	210
6.505% due 07/25/2032 «•	4	4
6.870% due 01/25/2033 «•	37	36
7.270% due 07/25/2032 «•	36	35
Anchorage Capital CLO Ltd. 6.814% due 07/22/2032 •	15,000	14,938
Apidos CLO
6.557% due 07/18/2029 •	969	968
6.627% due 10/20/2030 •	2,350	2,347
6.875% due 04/15/2033 •	3,000	2,998
6.997% due 01/20/2033	8,100	8,123
Ares CLO Ltd.
6.707% due 04/18/2031 ~	4,200	4,198
6.724% due 04/22/2031 •	13,500	13,474
6.827% due 10/20/2034	5,400	5,389
Argent Securities Trust
5.580% due 09/25/2036 ~	9,599	3,085
5.650% due 07/25/2036 •	5,019	1,267
5.710% due 09/25/2036 •	4,295	1,380
5.770% due 06/25/2036 ~	32,364	8,589
5.770% due 07/25/2036 •	93,622	57,192
5.820% due 04/25/2036 •	19,583	10,899
5.830% due 04/25/2036 •	6,781	2,203
5.850% due 03/25/2036 ~	14,877	13,261
5.950% due 06/25/2036 •	5,539	1,470
5.950% due 07/25/2036 •	5,341	1,348
6.010% due 05/25/2036 ~	15,727	3,840
6.030% due 04/25/2036 •	6,743	2,192
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.230% due 10/25/2034 •	1,019	994
6.160% due 11/25/2035 •	2,774	2,379
6.205% due 10/25/2035 ~	2,332	2,274
6.230% due 02/25/2036 •	2,908	2,255
6.595% due 11/25/2034 •	2,660	2,617
7.270% due 11/25/2034 •	3,311	3,009
7.345% due 11/25/2034 «~	283	229

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

7.570% due 11/25/2034 «•	82	76
Asset-Backed Securities Corp. Home Equity Loan Trust
3.118% due 07/25/2036 •	643	640
3.646% due 03/25/2036 •	10,132	8,694
3.920% due 12/25/2036 •	2,529	2,386
4.081% due 01/25/2036 •	17,628	15,137
4.120% due 12/25/2036 ~	8,431	7,469
4.120% due 12/25/2036	8,201	7,982
5.760% due 11/25/2036	8,012	7,716
5.815% due 11/25/2036	6,345	5,900
6.370% due 06/25/2035 •	6,146	5,967
6.490% due 05/25/2035	5,386	5,226
6.490% due 07/25/2035 •	4,514	4,301
6.550% due 04/25/2035	3,982	3,469
6.565% due 02/25/2035 •	76	77
6.580% due 07/25/2035 •	3,794	3,248
7.126% due 03/15/2032 «•	85	83
Atlas Senior Loan Fund Ltd. 6.840% due 10/24/2031	36,484	36,458
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025	7,100	7,016
Bain Capital Credit CLO 6.764% due 10/17/2032	15,500	15,524
Bain Capital Credit CLO Ltd.
6.828% due 07/19/2034	25,000	24,976
6.847% due 10/20/2034	25,000	24,972
Ballyrock CLO Ltd. 6.807% due 07/20/2034	14,100	14,087
BankAmerica Manufactured Housing Contract Trust 7.315% due 12/10/2025 ~	5,000	875
Barings CLO Ltd.
6.747% due 01/20/2032 •	3,330	3,320
6.807% due 01/18/2035	12,300	12,263
Barings Loan Partners CLO Ltd. 0.000% due 07/20/2033 (c)	27,200	27,200
Basic Asset-Backed Securities Trust 6.040% due 04/25/2036 •	8,545	7,973
Bayview Financial Acquisition Trust 5.996% due 05/28/2037 •	3,268	2,876
Bayview Financial Asset Trust
5.920% due 03/25/2037 •	3,820	3,679
6.270% due 03/25/2037 •	1,985	1,945
6.370% due 03/25/2037 ~	2,077	2,059
6.620% due 03/25/2037 •	1,128	1,129
6.970% due 03/25/2037 •	1,045	1,069
Bayview Financial Mortgage Pass-Through Trust 6.341% due 04/28/2036 •	5,736	5,660
Bayview Financial Revolving Asset Trust 6.401% due 12/28/2040 •	1,061	1,023
Bear Stearns Asset-Backed Securities Trust
3.085% due 10/25/2036 ~	47	27
3.598% due 09/25/2034 «•	32	30
5.023% due 02/25/2036 •	9,262	8,957
5.031% due 11/25/2035 •	22,899	22,264
5.260% due 12/25/2035 •	3,102	3,089
5.290% due 04/25/2035	3,813	3,730
5.338% due 12/25/2036 •	5,305	6,696
5.356% due 05/25/2035 •	2,043	2,006
5.383% due 12/25/2035 •	13,400	13,030
5.401% due 06/25/2035 •	10,037	9,814
5.500% due 08/25/2036 «	191	186
5.543% due 12/25/2035 ~	6,394	6,336
5.610% due 04/25/2037 •	4,925	7,283
5.639% due 08/25/2034 «•	19	19
5.653% due 04/25/2036 •	6,608	9,262
5.710% due 06/25/2047 •	1,249	1,244
5.720% due 01/25/2037	15,015	14,380
5.730% due 02/25/2037	11,071	10,348
5.770% due 11/25/2036 ~	964	935
5.770% due 06/25/2047 •	750	727
5.788% due 01/25/2035	805	799
5.788% due 01/25/2035 •	961	971
5.790% due 08/25/2036 •	3,219	3,084
5.810% due 10/25/2036 ~	2,018	2,017
5.820% due 05/25/2037 ~	14,775	11,501
5.823% due 12/25/2034 •	15,936	15,654
5.920% due 06/25/2036 •	7,740	7,675
5.920% due 01/25/2047 ~	12,018	11,601
5.950% due 02/25/2037 •	26,379	23,955
6.000% due 08/25/2036	2,300	2,275
6.010% due 05/25/2036 •	23,549	21,893
6.062% due 07/25/2036 •	632	545
6.130% due 10/25/2032 «•	1	1
6.145% due 08/25/2036 •	1,411	1,401
6.168% due 02/25/2034 •	1,375	1,344
6.230% due 01/25/2037 •	3,178	3,147

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.270% due 10/27/2032 «•	29	28
6.270% due 09/25/2046 •	2,525	2,395
6.420% due 10/25/2037 ~	7,211	6,785
6.470% due 10/25/2037 ~	8,462	7,842
6.470% due 11/25/2042 •	554	546
6.490% due 10/25/2035 •	5,535	5,431
6.500% due 08/25/2036	3,106	1,106
6.520% due 08/25/2037 •	738	643
6.550% due 06/25/2035 •	5,244	5,127
6.595% due 02/25/2035 •	783	780
6.820% due 01/25/2036 «•	195	191
7.070% due 08/25/2037 •	29,266	23,969
7.720% due 04/25/2036 •	7,983	8,081
8.095% due 09/25/2035 •	5,906	5,895
Bear Stearns Second Lien Trust
5.660% due 01/25/2037 •	861	835
5.910% due 08/25/2037 •	4,787	4,484
Bear Stearns Structured Products, Inc. Trust 7.470% due 03/25/2037 •	5,235	5,099
Benefit Street Partners CLO Ltd.
6.694% due 01/17/2032 •	1,700	1,700
6.825% due 07/15/2034 •	2,500	2,497
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •	4,064	4,060
BNC Mortgage Loan Trust
4.291% due 10/25/2036 •	7,836	5,537
5.680% due 07/25/2037 •	5,917	5,367
5.790% due 11/25/2036 •	237	228
6.090% due 11/25/2036	21,000	11,148
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028 ~	365	358
6.975% due 12/15/2029 ~	8,918	973
7.180% due 12/15/2029 ~	22,628	2,542
7.575% due 06/15/2030 ~	16,139	1,881
7.935% due 12/15/2030 ~	3,220	3,262
BPCRE Ltd. 7.758% due 01/16/2037 •	51,700	51,728
Buckingham CDO Ltd.
5.640% due 04/05/2041 •	643,393	43,600
8.750% due 09/05/2051 •	990,065	14,606
Camber PLC 5.832% due 11/09/2053 •	183,696	18
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037	37,500	37,500
Carlyle Global Market Strategies CLO Ltd.
6.657% due 07/20/2031	11,957	11,948
6.691% due 05/15/2031	14,220	14,206
6.754% due 04/22/2032 •	3,600	3,601
6.757% due 01/20/2032	15,345	15,344
7.017% due 07/20/2032 •	2,430	2,435
Carlyle U.S. CLO Ltd. 6.735% due 01/25/2033	13,000	12,981
Carrington Mortgage Loan Trust
5.620% due 04/25/2036 •	23,758	22,966
5.620% due 08/25/2036 •	6,113	5,826
5.690% due 01/25/2037 •	23,866	16,882
5.720% due 10/25/2036 •	4,776	3,704
5.730% due 02/25/2037 •	9,541	8,795
5.890% due 12/26/2036 •	8,317	6,723
6.010% due 02/25/2036 •	10,000	8,919
6.220% due 10/25/2035 •	834	803
6.460% due 06/25/2035 •	3,849	3,775
6.520% due 05/25/2035 ~	5,336	5,138
7.495% due 05/25/2035	10,964	9,943
Carvana Auto Receivables Trust
0.800% due 01/10/2027	22,100	20,854
4.680% due 02/10/2028	18,000	17,815
5.380% due 03/12/2029	38,537	38,638
5.420% due 04/10/2028	66,134	66,323
5.620% due 01/10/2029	10,700	10,828
5.710% due 07/10/2029	18,000	18,322
5.740% due 11/13/2029	8,600	8,747
5.820% due 08/10/2028	21,995	22,286
5.980% due 08/10/2026	27,061	27,077
6.090% due 11/10/2026	22,300	22,350
6.160% due 10/10/2028	3,500	3,567
6.160% due 09/10/2029	15,200	15,679
CCG Receivables Trust 5.820% due 09/16/2030	4,921	4,955
CDC Mortgage Capital Trust
6.385% due 11/25/2034 «•	31	32
7.270% due 06/25/2034 •	543	542
Cedar Funding CLO Ltd.
6.657% due 04/20/2031	4,849	4,851
6.777% due 10/20/2032	11,788	11,761

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Centerline Logistics Corp.
9.250% due 12/15/2027 «	19,839	19,886
9.750% due 12/15/2027 «	24,734	24,754
Centex Home Equity Loan Trust
4.681% due 06/25/2034 «•	518	485
5.770% due 01/25/2032 «•	26	24
5.930% due 07/25/2032 «•	50	45
5.950% due 06/25/2036 •	28,801	27,988
6.115% due 03/25/2035 ~	379	375
6.120% due 09/25/2032 •	377	371
6.160% due 03/25/2035 •	1,173	1,141
6.190% due 01/25/2035 ~	206	205
6.260% due 09/25/2034 þ	768	725
6.295% due 01/25/2035 •	851	800
6.385% due 10/25/2035 «•	81	79
6.400% due 09/25/2034 •	3,042	2,951
6.415% due 03/25/2034 «•	39	37
6.430% due 10/25/2035 •	7,620	7,546
6.595% due 03/25/2035	817	799
6.670% due 01/25/2035 ~	1,291	1,192
7.200% due 03/25/2033 «•	61	56
7.270% due 10/25/2035 •	12,568	11,844
Chase Funding Loan Acquisition Trust 6.325% due 06/25/2034 •	6,537	6,423
Chase Funding Trust
4.725% due 05/25/2033 «	399	370
5.970% due 05/25/2032 «•	43	41
6.070% due 07/25/2033 «•	9	8
CHEC Loan Trust 6.430% due 06/25/2034 •	146	145
CIFC Funding Ltd.
6.627% due 04/20/2030 •	11,070	11,062
6.657% due 10/18/2030	14,349	14,336
6.795% due 01/15/2035	30,000	29,869
6.795% due 07/15/2036	18,100	18,060
6.985% due 01/16/2033	2,205	2,205
CIT Group Home Equity Loan Trust 6.171% due 12/25/2031 «•	28	27
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •	41,693	41,262
Citicorp Residential Mortgage Trust
4.621% due 11/25/2036 þ	1,328	1,243
4.783% due 09/25/2036 þ	25,391	24,386
Citigroup Mortgage Loan Trust
4.254% due 10/25/2037 þ	13,996	13,469
4.573% due 03/25/2036 þ	1,904	922
5.530% due 07/25/2045 •	1,289	884
5.550% due 01/25/2037 •	11,137	7,724
5.640% due 05/25/2037 ~	10,642	9,186
5.640% due 05/25/2037 •	25,048	17,614
5.650% due 01/25/2037 ~	66,534	46,186
5.660% due 05/25/2037 •	31,410	20,965
5.670% due 12/25/2036 •	3,176	2,062
5.720% due 01/25/2037 ~	21,660	15,036
5.730% due 03/25/2037 •	29,421	25,414
5.740% due 05/25/2037 •	25,635	23,334
5.750% due 12/25/2036 •	5,693	5,412
5.790% due 09/25/2036 •	4,619	3,972
5.790% due 12/25/2036 ~	6,443	4,205
5.845% due 12/25/2036 •	14,644	13,803
5.870% due 11/25/2046 •	11,596	11,226
5.890% due 12/25/2036 •	6,620	6,458
5.920% due 08/25/2036 •	7,800	7,503
5.920% due 01/25/2037 •	2,500	2,333
5.970% due 08/25/2036 •	4,730	4,615
5.990% due 03/25/2036 •	3,814	3,431
6.070% due 12/25/2035 •	13,669	13,006
6.145% due 03/25/2037 •	25,846	25,427
6.170% due 11/25/2046 •	12,375	9,720
6.175% due 01/25/2036 •	3,947	3,904
6.485% due 05/25/2036 þ	11,610	4,451
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
6.415% due 10/25/2034 •	3,661	3,518
7.045% due 10/25/2034 •	499	416
Citigroup Mortgage Loan Trust, Inc.
5.749% due 08/25/2035 «þ	16	14
5.830% due 11/25/2034 þ	2,720	2,700
5.890% due 06/25/2037 ~	6,302	5,522
5.920% due 10/25/2036 •	3,234	3,213
6.100% due 02/25/2035 •	1,142	1,044
6.145% due 10/25/2035 •	414	401
6.205% due 09/25/2035 •	2,181	2,152
6.370% due 09/25/2035 ~	6,350	6,009
6.445% due 05/25/2035 «	90	88
6.470% due 07/25/2037	8,380	7,981
6.520% due 02/25/2035 •	512	485

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

College Avenue Student Loans LLC
5.330% due 05/25/2055		44,438	43,934
5.820% due 05/25/2055		20,000	19,651
6.060% due 05/25/2055		16,500	16,000
6.500% due 06/25/2054		74,935	78,282
6.890% due 05/25/2055		4,400	4,369
6.987% due 06/25/2054		74,723	75,053
7.256% due 05/25/2055		35,130	35,383
7.330% due 06/25/2054		24,800	25,788
7.580% due 06/25/2054		17,110	17,682
8.210% due 06/25/2054		4,000	4,213
8.490% due 05/25/2055		5,600	5,596
10.120% due 06/25/2054		7,965	8,216
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	20,400	14,364
Columbia Cent CLO Ltd. 6.987% due 01/20/2034		$1,920	1,907
Commonbond Student Loan Trust 1.980% due 08/25/2050		856	743
Conseco Finance Corp.
6.440% due 12/01/2030		2,876	2,864
7.220% due 03/15/2028 ~		1,078	1,080
7.860% due 03/01/2030 ~		11,544	4,253
Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~		51,793	17,476
7.410% due 05/01/2033 þ		4,037	4,033
7.424% due 03/01/2033 ~		587	588
7.490% due 07/01/2031 þ		11,995	12,112
7.770% due 09/01/2031 þ		5,522	5,527
7.960% due 05/01/2031		21,173	5,895
7.970% due 05/01/2032		7,164	1,307
8.060% due 09/01/2029 ~		7,260	1,388
8.200% due 05/01/2031		29,477	8,451
8.260% due 12/01/2030 ~		74,286	17,903
8.310% due 05/01/2032 ~		40,754	7,741
8.850% due 12/01/2030 ~		1,831	324
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(h)		422,724	289,783
6.250% due 11/25/2053 «		1,831,811	1,850,432
6.400% due 11/25/2053 «		610,576	628,486
6.950% due 11/25/2053 «		225,424	229,785
7.400% due 11/25/2053 «		225,424	228,734
9.100% due 11/25/2053 «		131,463	133,970
9.350% due 11/25/2053 «		122,097	116,781
Countrywide Asset-Backed Certificates Trust
3.934% due 04/25/2035 •		1,227	1,197
4.306% due 01/25/2037 •		14,637	14,168
4.330% due 07/25/2034		991	329
4.330% due 08/25/2034		2,442	1,955
4.347% due 10/25/2046 ~		194	191
4.877% due 05/25/2036 •		22,800	21,211
5.050% due 02/25/2036 «~		9	9
5.115% due 10/25/2035		5,000	4,407
5.270% due 02/25/2035		3,538	3,343
5.572% due 11/25/2034		1,888	1,784
5.610% due 06/25/2035 •		13,402	11,730
5.610% due 06/25/2037 •		15,899	14,673
5.610% due 07/25/2037 ~		5,069	4,994
5.610% due 07/25/2037 •		46,630	42,435
5.610% due 08/25/2037 •		58,599	52,784
5.610% due 06/25/2047 •		37,533	34,258
5.650% due 06/25/2047 •		5,423	5,111
5.650% due 11/25/2047 •		20,682	19,706
5.660% due 11/25/2037 •		12,516	11,600
5.670% due 09/25/2037 •		28,884	25,639
5.670% due 06/25/2047 •		18,476	16,529
5.690% due 06/25/2037 •		4,215	4,063
5.690% due 09/25/2037 •		5,542	5,649
5.690% due 06/25/2047 •		51,874	48,248
5.700% due 07/25/2037 ~		46,686	39,625
5.700% due 10/25/2047 •		2,875	2,822
5.720% due 02/25/2036 •		7,186	6,771
5.720% due 06/25/2047 •		20,630	19,742
5.720% due 11/25/2047 •		18,620	16,395
5.730% due 12/25/2036 •		9,274	8,428
5.730% due 11/25/2037 •		48,176	43,641
5.730% due 04/25/2046 •		20,411	18,901
5.750% due 05/25/2035 •		15,777	15,145
5.750% due 02/25/2037 •		27,457	25,766
5.750% due 03/25/2037 •		33,158	31,916
5.750% due 05/25/2037 ~		33,382	30,805
5.750% due 04/25/2047 •		12,731	12,218
5.750% due 06/25/2047 •		3,897	3,679
5.760% due 05/25/2047 ~		1,080	1,025
5.760% due 10/25/2047 •		10,000	8,480
5.770% due 03/25/2047 •		7,538	7,343

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.790% due 09/25/2046 «•	69	68
5.790% due 05/25/2047 •	10,775	7,457
5.870% due 02/25/2037 ~	1,698	1,604
5.870% due 09/25/2047 •	24,867	23,260
5.905% due 11/25/2036 •	15,200	13,948
5.910% due 07/25/2034 •	4,830	4,715
5.910% due 05/25/2037 •	2,784	2,610
5.910% due 09/25/2047 •	6,575	6,333
5.920% due 02/25/2037 •	8,150	8,001
5.930% due 05/25/2037 •	12,051	11,060
5.950% due 09/25/2036 •	17,890	16,424
5.950% due 11/25/2036 •	1,264	1,250
5.950% due 02/25/2037 •	17,636	16,434
5.950% due 03/25/2037 ~	19,506	17,470
5.950% due 04/25/2037 •	5,713	4,856
5.950% due 12/25/2046 •	14,512	13,809
5.970% due 01/25/2046 •	32,720	30,608
5.970% due 04/25/2046 •	1,772	1,702
5.989% due 10/25/2046 «~	7	6
5.990% due 12/25/2036 •	2,034	1,897
5.990% due 09/25/2046 •	10,880	10,254
5.995% due 08/25/2036	1,308	1,264
6.025% due 04/25/2036 •	6,347	6,231
6.050% due 06/25/2037 •	9,760	9,432
6.070% due 06/25/2033 «•	13	12
6.130% due 08/25/2035 •	7,080	6,869
6.130% due 07/25/2036 ~	185	183
6.150% due 12/25/2036 •	7,819	5,967
6.160% due 05/25/2036 •	2,588	2,557
6.170% due 12/25/2033 •	542	528
6.170% due 03/25/2036 •	5,060	4,413
6.175% due 09/25/2035 •	7,776	7,403
6.190% due 08/25/2035	8,200	7,090
6.205% due 04/25/2036 ~	33,627	33,020
6.210% due 12/25/2034 •	809	791
6.220% due 05/25/2034 «•	65	64
6.235% due 02/25/2036 •	13,750	13,483
6.250% due 11/25/2034 •	247	237
6.270% due 08/25/2047 •	1,904	1,892
6.310% due 10/25/2047 •	11,451	10,957
6.325% due 08/25/2034 •	1,142	1,146
6.370% due 09/25/2034 «	185	171
6.370% due 11/25/2034 •	224	217
6.370% due 05/25/2036 •	592	574
6.370% due 03/25/2047 •	6,017	4,600
6.445% due 12/25/2035 •	2,845	2,815
6.460% due 02/25/2036 •	6,000	5,235
6.475% due 10/25/2035 •	31	30
6.520% due 07/25/2033 «~	359	346
6.520% due 11/25/2034 ~	1,009	996
6.535% due 08/25/2035 •	2,520	2,516
6.565% due 05/25/2035	1,019	961
6.565% due 07/25/2035 ~	37	36
6.565% due 04/25/2036 •	11,300	10,684
6.580% due 08/25/2035	4,541	4,433
6.595% due 11/25/2035 •	4,279	4,185
6.610% due 01/25/2036 •	7,675	7,407
6.670% due 10/25/2035 •	3,165	3,117
7.045% due 08/25/2034 •	10,366	9,287
7.120% due 06/25/2035 •	6,628	6,512
7.195% due 05/25/2035 •	646	636
7.300% due 12/25/2035 ~	8,267	7,309
7.345% due 12/25/2034 •	1,850	1,888
7.345% due 07/25/2035 ~	7,400	7,145
7.420% due 08/25/2035 •	5,250	4,902
7.470% due 08/25/2047 «•	25	25
7.495% due 01/25/2035	4,674	4,501
7.870% due 10/25/2034	570	554
CPS Auto Receivables Trust
5.380% due 01/18/2028	11,300	11,241
6.040% due 07/16/2029	23,006	22,980
6.270% due 10/15/2029	31,500	31,781
Credit Suisse First Boston Mortgage Securities Corp.
4.901% due 08/25/2032 «•	86	77
5.077% due 01/25/2032 •	4	4
5.715% due 02/25/2035 •	2,810	2,764
Credit-Based Asset Servicing & Securitization LLC
3.170% due 08/25/2035 •	8,020	7,237
3.224% due 12/25/2035 þ	10,076	9,598
3.335% due 12/25/2035 •	19,631	17,511
3.361% due 11/25/2035 ~	4,110	3,813
3.687% due 10/25/2034 •	1,817	1,650
3.786% due 12/25/2035 ~	1,709	1,581
5.577% due 07/25/2037 ~	4,617	2,958
5.677% due 07/25/2037 ~	4,268	2,735
5.797% due 07/25/2037 •	4,519	2,895

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.780% due 05/25/2035 þ		2,000	1,807
Credit-Based Asset Servicing & Securitization Trust
3.201% due 01/25/2037 þ		20,352	6,335
3.311% due 01/25/2037 •		480	153
3.400% due 07/25/2036 •		17,568	16,169
5.590% due 11/25/2036 •		61	27
5.750% due 10/25/2036 •		11,925	8,455
5.930% due 11/25/2036 •		5,381	2,388
5.950% due 10/25/2036 •		2,040	1,293
Crestline Denali CLO Ltd. 6.715% due 10/15/2031		13,000	12,987
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~		14,342	3,455
6.589% due 12/25/2036 þ		16,133	2,867
6.672% due 06/25/2036 þ		227	65
Cumulus Static CLO DAC 5.499% due 04/25/2033	EUR	105,100	115,956
CVC Cordatus Loan Fund DAC 4.652% due 07/21/2030 •		8,435	9,207
Davis Square Funding Ltd.
5.740% due 10/08/2040 •		$583,584	228,491
5.880% due 10/08/2040 •		44,806	9,389
6.060% due 10/08/2040 •		52,400	9,595
Dewolf Park CLO Ltd. 6.575% due 10/15/2030		10,946	10,946
DFC HEL Trust 7.345% due 12/25/2031 •		1,635	1,513
Diameter Capital CLO Ltd. 0.000% due 01/15/2037 (c)		92,200	92,200
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		3,500	3,111
Dryden CLO Ltd. 6.775% due 01/15/2031		3,290	3,294
Dryden Senior Loan Fund
6.635% due 04/15/2028 •		1,621	1,622
6.675% due 04/15/2029 •		14,562	14,549
Duke Funding High Grade Ltd.
5.595% due 08/02/2049 •		776,047	5,831
5.685% due 08/02/2049 •		285,269	2,202
6.094% due 08/02/2049 •		102,000	10
E*TRADE ABS CDO Ltd.
2.921% due 01/10/2040		1,902	1,411
3.081% due 01/10/2040		9,000	701
Eaton Vance CLO Ltd. 6.825% due 10/15/2034		27,800	27,743
Education Funding Trust
3.557% due 02/01/2050		47,183	40,147
3.947% due 02/01/2050		2,364	2,360
4.108% due 02/01/2050		33,266	32,796
4.714% due 02/01/2050		33,266	32,121
EFS Volunteer LLC 6.446% due 10/25/2035 •		158	158
Elevation CLO Ltd. 6.877% due 10/20/2034		12,000	11,940
Ellington Loan Acquisition Trust
6.520% due 05/25/2037 ~		34,377	33,412
6.970% due 05/25/2037 ~		641	625
6.970% due 05/25/2037 •		1,174	1,132
7.070% due 05/25/2037 •		11,088	9,545
Elmwood CLO Ltd.
6.717% due 10/20/2034		1,800	1,802
6.917% due 01/20/2034		15,400	15,415
7.044% due 12/11/2033		169,200	169,121
7.054% due 01/17/2034		46,200	46,281
EMC Mortgage Loan Trust
6.210% due 05/25/2040 •		37	36
6.570% due 08/25/2040 •		210	205
6.570% due 11/25/2041 «•		28	26
Encore Credit Receivables Trust
6.160% due 07/25/2035 •		10,337	9,938
6.370% due 10/25/2035 ~		6,598	6,467
6.370% due 01/25/2036 •		4,800	4,558
Ent Auto Receivables Trust
6.220% due 08/16/2027		17,600	17,693
6.240% due 01/16/2029		13,289	13,547
6.260% due 11/15/2029		4,000	4,106
Equifirst Loan Securitization Trust 5.640% due 04/25/2037 •		27,936	25,480
EquiFirst Mortgage Loan Trust
6.400% due 04/25/2035 «•		135	130
6.475% due 04/25/2035 «•		55	52
6.535% due 04/25/2035 •		1,904	1,787
6.970% due 12/25/2034 «~		238	226
7.195% due 12/25/2034 •		756	716
7.270% due 04/25/2035 •		4,623	3,964
7.945% due 12/25/2034 •		501	460

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

9.370% due 12/25/2034 •	983	867
Exeter Automobile Receivables Trust
5.610% due 09/15/2027	33,600	33,484
5.750% due 07/17/2028	44,000	43,921
6.310% due 10/15/2027	2,500	2,519
FHF Issuer Trust 6.790% due 10/15/2029	30,600	31,007
FHF Trust 4.430% due 01/18/2028	13,143	12,975
Fieldstone Mortgage Investment Trust
5.697% due 11/25/2036 •	1,660	962
5.850% due 05/25/2036 •	23,861	16,621
6.115% due 02/25/2036 •	2,325	2,054
6.640% due 03/25/2035	3,013	2,598
Finance America Mortgage Loan Trust 6.520% due 09/25/2033 «•	107	102
Financial Asset Securities Corp. AAA Trust 5.881% due 02/27/2035	1,298	1,195
First Franklin Mortgage Loan Asset-Backed Certificates
6.295% due 05/25/2034 •	1,922	1,855
7.180% due 05/25/2034 «•	79	71
First Franklin Mortgage Loan Trust
4.513% due 04/25/2035 •	3,212	3,087
4.757% due 03/25/2036 •	17,524	16,263
5.575% due 09/25/2036 •	1,487	1,381
5.585% due 07/25/2036 •	268	256
5.590% due 11/25/2036 ~	3,295	2,944
5.590% due 11/25/2036 •	12,000	11,180
5.620% due 12/25/2036 ~	8,359	6,975
5.630% due 11/25/2036 •	320	314
5.750% due 12/25/2036 •	5,059	2,067
5.770% due 05/25/2036 •	1,534	1,482
5.770% due 08/25/2036 •	11,781	10,691
5.780% due 09/25/2036 •	26,777	24,912
5.780% due 11/25/2036 •	3,900	3,132
5.790% due 12/25/2037 ~	14,593	12,722
5.850% due 02/25/2036 •	12,097	11,137
5.890% due 12/25/2037 •	12,076	10,547
5.905% due 04/25/2036	9,023	8,243
5.910% due 01/25/2038 ~	286	148
5.930% due 07/25/2036	17,760	17,245
6.040% due 02/25/2036 •	22,712	21,078
6.050% due 02/25/2036 •	3,920	3,866
6.070% due 07/25/2035 •	5,702	5,617
6.130% due 01/25/2036 •	1,105	1,091
6.175% due 11/25/2036 •	7,627	7,318
6.190% due 11/25/2035 •	19,293	17,824
6.250% due 09/25/2035 ~	3,621	3,598
6.250% due 06/25/2036 •	9,902	9,568
6.280% due 10/25/2035	7,047	7,597
6.295% due 06/25/2034 •	707	704
6.415% due 09/25/2035 •	10,118	8,959
6.420% due 07/25/2033 •	3,022	3,041
6.445% due 05/25/2035 •	12,958	12,282
6.445% due 05/25/2035 ~	9,181	9,058
6.475% due 09/25/2035 •	30,600	28,953
6.595% due 12/25/2034 •	767	787
6.655% due 12/25/2034 •	2,042	1,989
6.745% due 07/25/2034 •	4,542	4,457
6.895% due 10/25/2034 ~	955	955
6.970% due 03/25/2034 «•	211	194
7.270% due 09/25/2034 •	581	589
7.345% due 07/25/2034 ~	1,116	1,116
7.945% due 03/25/2034 •	1,406	1,241
First Investors Auto Owner Trust 6.440% due 10/16/2028	33,866	34,224
First NLC Trust
2.842% due 05/25/2035	987	0
2.842% due 05/25/2035 «	91	0
5.540% due 08/25/2037 •	1,198	595
Flagship Credit Auto Trust 4.760% due 05/17/2027	19,540	19,254
Ford Credit Auto Owner Trust 4.480% due 12/15/2026	5,385	5,350
Fremont Home Loan Trust
5.600% due 11/25/2036 •	21,452	7,434
5.605% due 10/25/2036 •	9,686	8,505
5.620% due 10/25/2036 •	5,121	2,068
5.670% due 08/25/2036 •	4,767	1,534
5.690% due 01/25/2037 ~	23,166	10,527
5.790% due 08/25/2036 •	31,612	10,171
5.810% due 02/25/2036 ~	8,716	8,260
5.810% due 02/25/2037 •	18,015	6,050
5.950% due 08/25/2036 ~	8,093	2,604
5.970% due 05/25/2036 •	6,278	3,664
6.010% due 04/25/2036 •	30,150	27,609

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.085% due 11/25/2035 •		3,000	2,631
6.145% due 01/25/2036 •		44,985	34,335
6.180% due 06/25/2035 •		3,175	3,046
6.240% due 06/25/2035 •		17,148	13,629
6.340% due 11/25/2034 •		2,158	1,900
6.400% due 06/25/2035 •		1,137	983
6.430% due 04/25/2035		5,257	4,361
6.475% due 04/25/2035		6,261	789
6.520% due 11/25/2034 •		5,303	4,900
Galaxy CLO Ltd. 6.625% due 10/15/2030 •		3,742	3,738
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	78,210	53,769
GE-WMC Mortgage Securities Trust
5.550% due 08/25/2036 «•		$3	1
5.730% due 08/25/2036 •		2,670	2,429
Generate CLO Ltd. 7.215% due 10/20/2036		127,900	127,900
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		29,780	30,299
6.270% due 08/16/2027		63,130	63,387
6.370% due 06/15/2028		40,500	40,866
Goal Structured Solutions Trust 6.120% due 09/25/2041 •		7,543	7,404
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •		25,147	25,129
Goldentree Loan Management U.S. CLO Ltd.
6.736% due 04/20/2035		6,500	6,469
7.027% due 01/20/2034		95,200	95,200
Goldman Sachs Inc.
0.010% due 07/25/2063		1,239	1,249
4.471% due 07/25/2063		472,462	431,988
Goodleap Sustainable Home Solutions Trust 6.500% due 07/20/2055		9,333	9,617
Greenpoint Manufactured Housing 9.093% due 06/08/2031 •		5,533	5,372
GreenPoint Mortgage Funding Trust 6.496% due 04/15/2030 «		9	80
GSAA Home Equity Trust
5.344% due 09/25/2035 «~		164	104
5.590% due 05/25/2036 •		5,950	1,408
5.610% due 03/25/2036 •		20	7
5.710% due 06/25/2036 •		44,005	8,952
5.772% due 11/25/2036 ~		7,128	2,124
5.810% due 10/25/2036 •		37,376	9,213
5.810% due 02/25/2037 •		8,276	2,324
5.830% due 03/25/2036 •		19,886	6,674
5.830% due 05/25/2036 •		21,035	5,060
5.910% due 05/25/2047 •		1,306	763
5.950% due 06/25/2036 •		2,722	778
6.000% due 11/25/2037		588	343
6.010% due 03/25/2036 ~		23,311	11,700
6.110% due 04/25/2047 •		11,075	5,265
6.170% due 08/25/2037 •		1,906	1,817
6.205% due 06/25/2035 •		2,437	2,347
6.210% due 10/25/2035 •		978	1,000
6.265% due 08/25/2035 ~		4,304	4,110
6.423% due 11/25/2036 þ		20,691	6,153
6.445% due 06/25/2034 •		577	551
6.483% due 03/25/2037 þ		2,027	606
6.500% due 10/25/2037		5,064	2,866
6.500% due 11/25/2037		12,945	5,498
6.720% due 04/25/2034 þ		2,431	2,357
6.948% due 06/25/2036 þ		18,964	5,038
GSAMP Trust
2.520% due 10/25/2036 •		1,496	11
3.689% due 11/25/2034 •		1,716	1,612
5.540% due 12/25/2036 ~		670	316
5.550% due 11/25/2036 •		966	459
5.560% due 01/25/2037 •		6,070	3,500
5.590% due 12/25/2036 •		985	465
5.600% due 12/25/2046 •		5,153	2,756
5.610% due 11/25/2036 •		23,521	11,177
5.610% due 11/25/2036 ~		36,206	17,451
5.630% due 08/25/2036 •		4,753	3,704
5.640% due 12/25/2036 ~		5,212	2,459
5.640% due 01/25/2037 •		1,563	1,515
5.650% due 11/25/2035 •		183	16
5.670% due 11/25/2036 •		13,200	6,272
5.740% due 03/25/2047 •		11,728	10,427
5.750% due 06/25/2036 •		6,039	5,829
5.750% due 08/25/2036 •		9,172	8,753
5.770% due 06/25/2036		4,448	2,346
5.770% due 12/25/2036 •		536	526
5.770% due 05/25/2046 •		1,666	1,649
5.790% due 04/25/2036 •		1,882	1,181

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.840% due 03/25/2047 •		2,000	1,529
5.920% due 06/25/2036 •		7,040	5,873
5.950% due 06/25/2036 •		3,464	1,827
6.010% due 02/25/2036 •		11,076	10,533
6.115% due 11/25/2035 •		9,526	8,532
6.145% due 11/25/2035 •		97	92
6.250% due 07/25/2045 •		8,070	7,834
6.355% due 07/25/2045 •		6,976	6,192
6.370% due 11/25/2035 •		3,179	3,005
6.415% due 11/25/2035 •		4,016	3,434
6.445% due 03/25/2035 •		3,181	2,961
6.520% due 06/25/2035 •		526	544
7.195% due 12/25/2034 •		7,004	6,696
Halseypoint CLO Ltd. 6.777% due 07/20/2031 •		446	445
Hayfin Emerald CLO 0.000% due 01/25/2037 (c)	EUR	101,575	112,134
Hildene TruPS Securitization Ltd. 7.393% due 05/22/2039 •		$2,500	2,431
Home Equity Asset Trust
4.787% due 10/25/2035 •		3,300	3,178
5.770% due 10/25/2036 •		2,879	2,810
5.790% due 08/25/2036 •		148	147
5.940% due 04/25/2036 •		18,000	17,396
6.040% due 05/25/2036		17,731	17,418
6.085% due 04/25/2036 •		595	584
6.130% due 04/25/2036 •		7,055	6,430
6.175% due 01/25/2036 •		3,985	3,730
6.230% due 11/25/2032 «•		128	111
6.415% due 11/25/2035 •		7,552	7,197
6.535% due 08/25/2035		2,610	2,319
6.657% due 06/25/2032 «•		447	426
6.670% due 07/25/2035		6,798	6,644
7.670% due 06/25/2034		1,813	1,768
8.020% due 03/25/2033 •		1,873	1,771
Home Equity Loan Trust 5.600% due 05/25/2036 «~		7	7
Home Equity Mortgage Loan Asset-Backed Trust
5.630% due 11/25/2036 •		9,447	8,265
5.630% due 07/25/2037 •		370	200
5.640% due 04/25/2037 •		3,440	2,370
5.660% due 04/25/2037 •		1,257	813
5.660% due 07/25/2037 •		46,868	18,902
5.670% due 07/25/2037 •		15,843	8,565
5.690% due 04/25/2037 •		40,999	31,070
5.710% due 11/25/2036 •		7,998	6,182
5.790% due 04/25/2037 •		8,783	7,526
5.850% due 06/25/2036 ~		788	777
5.950% due 08/25/2036 •		12,515	11,106
6.030% due 06/25/2036 •		8,000	6,984
6.070% due 03/25/2036 •		21,005	18,379
6.130% due 03/25/2036 •		14,859	13,541
6.250% due 10/25/2035 •		13,050	11,918
6.535% due 08/25/2035 •		8,950	8,571
Hout Bay Corp.
4.422% due 07/05/2041 •		434,530	83,587
4.622% due 07/05/2041 •		34,165	3
4.752% due 07/05/2041 ~		4,046	0
HSI Asset Loan Obligation Trust 4.492% due 12/25/2036 þ		12,480	4,307
HSI Asset Securitization Corp. Trust
5.570% due 10/25/2036 •		2,280	912
5.610% due 12/25/2036 ~		29,197	24,592
5.610% due 01/25/2037 ~		47,893	36,193
5.660% due 04/25/2037 •		14,297	7,335
5.690% due 10/25/2036 •		15,538	6,252
5.730% due 04/25/2037 ~		7,223	3,722
5.750% due 10/25/2036 •		928	305
5.790% due 10/25/2036 •		8,044	3,253
5.790% due 05/25/2037 •		2,121	2,117
5.810% due 12/25/2036 •		26,816	7,063
5.845% due 05/25/2037 •		2,200	2,124
5.950% due 10/25/2036 •		1,792	730
5.965% due 02/25/2036 •		5,957	5,548
5.995% due 02/25/2036 •		16,250	13,433
6.055% due 01/25/2036 •		7,823	7,653
6.085% due 01/25/2036 •		4,530	4,181
6.250% due 01/25/2036 •		5,700	4,705
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026		53,425	54,102
ICG U.S. CLO Ltd. 6.800% due 01/24/2032		4,800	4,795
IMC Home Equity Loan Trust 7.520% due 08/20/2028 «		3	3
IndyMac INDB Mortgage Loan Trust 5.790% due 07/25/2036 ~		26,747	8,325

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

IXIS Real Estate Capital Trust
5.530% due 05/25/2037 •	5,349	1,273
5.580% due 05/25/2037	10,617	2,527
5.630% due 05/25/2037 •	33,162	7,893
5.770% due 01/25/2037 •	74,989	26,810
5.790% due 08/25/2036 •	60,579	17,209
5.870% due 03/25/2036 •	10,152	5,286
5.990% due 08/25/2036 •	30,757	8,737
6.415% due 02/25/2035 •	578	576
JP Morgan Mortgage Acquisition Corp.
3.110% due 10/25/2035	6,100	5,200
5.980% due 02/25/2036 •	4,149	4,065
6.010% due 03/25/2036 ~	36,909	35,332
6.055% due 01/25/2036 •	12,272	12,116
6.115% due 05/25/2035 •	16,317	13,363
6.175% due 09/25/2035 •	4,950	4,893
6.400% due 06/25/2035 •	16,467	14,897
6.445% due 12/25/2035 •	8,091	7,385
6.535% due 06/25/2035	11,812	8,914
JP Morgan Mortgage Acquisition Trust
4.258% due 07/25/2036 ~	4,832	4,721
4.414% due 03/25/2047 •	106	65
4.433% due 11/25/2036 •	10,020	9,125
4.433% due 11/25/2036	4,068	3,663
4.470% due 10/25/2030 þ	3,272	1,730
4.470% due 01/25/2037 þ	561	296
4.724% due 11/25/2036 •	1,794	1,775
5.690% due 08/25/2036 •	2,102	1,471
5.700% due 05/25/2037	23,550	22,618
5.710% due 05/25/2037 •	33,590	29,685
5.730% due 08/25/2036 ~	5,932	5,777
5.740% due 07/25/2036 •	22,007	18,975
5.790% due 03/25/2037	5,027	4,931
5.875% due 07/25/2036 •	17,487	16,999
5.905% due 05/25/2036 •	19,000	16,342
5.905% due 05/25/2036	2,689	2,528
5.950% due 04/25/2036 •	18,419	17,990
5.950% due 08/25/2036 •	17,689	12,487
6.130% due 07/25/2036 •	3,200	2,870
6.330% due 07/25/2036 þ	5,032	1,463
6.910% due 07/25/2036 þ	7,175	2,083
Jupiter High-Grade CDO Ltd.
0.257% due 06/08/2042 ~	34,500	14,200
5.912% due 06/08/2042 •	419,288	138,840
6.092% due 06/08/2042 •	44,531	4
6.242% due 06/08/2042 •	60,401	6
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	13,062	11,006
KGS-Alpha SBA COOF Trust 1.074% due 04/25/2038 «~(a)	7,834	167
KKR CLO Ltd.
6.655% due 04/15/2031	5,230	5,222
6.684% due 10/17/2031	2,570	2,564
6.975% due 01/15/2032	11,905	11,913
KKR CLO Trust 6.845% due 10/15/2034	14,500	14,513
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,143	977
LCM Loan Income Fund Ltd. 6.707% due 04/20/2031	20,190	20,182
LCM Ltd. 6.747% due 10/20/2029	9,407	9,396
Lehman XS Trust
4.265% due 05/25/2037 «þ	238	227
5.022% due 04/25/2037 «	3	15
5.640% due 02/25/2037 •	18,830	14,266
5.650% due 02/25/2037 •	12,351	11,277
5.790% due 05/25/2036 •	13,965	12,057
5.930% due 02/25/2037 •	7,146	5,326
6.030% due 05/25/2036 •	2,401	2,394
6.220% due 10/25/2035 «•	468	484
6.640% due 04/25/2036 þ	9,426	9,112
LendingClub Receivables Trust 3.600% due 02/15/2046	13	13
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029	7,963	7,895
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	11,786	11,633
Lockwood Grove CLO Ltd. 6.810% due 01/25/2030	26,504	26,532
Long Beach Mortgage Loan Trust
5.650% due 09/25/2036 •	10,243	2,843
5.670% due 12/25/2036 •	14,135	5,017
5.690% due 11/25/2036 •	6,842	2,121
5.710% due 08/25/2036 •	5,750	2,282
5.760% due 07/25/2036 •	13,346	9,318

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.770% due 05/25/2036 •		45,751	24,654
5.770% due 06/25/2036 •		54,533	25,500
5.770% due 07/25/2036		9,216	3,630
5.770% due 09/25/2036 •		39,103	25,013
5.780% due 08/25/2036 •		27,033	14,328
5.780% due 10/25/2036 •		42,698	23,949
5.790% due 05/25/2036 •		8,523	2,548
5.790% due 08/25/2036 •		35,973	14,322
5.790% due 09/25/2036 •		3,039	847
5.790% due 10/25/2036 •		21,803	6,909
5.790% due 12/25/2036 •		23,663	16,160
5.790% due 05/25/2046 •		6,643	6,168
5.810% due 12/25/2036 ~		33,935	12,112
5.850% due 03/25/2046 •		26,529	9,560
5.870% due 01/25/2036 ~		15,076	14,212
5.910% due 02/25/2036 •		10,233	9,935
5.910% due 11/25/2036 ~		12,349	3,849
5.930% due 12/25/2036 •		23,303	8,352
5.950% due 08/25/2036 •		14,598	5,839
5.990% due 05/25/2036 ~		23,456	7,063
6.070% due 01/25/2036 •		32,330	29,912
6.100% due 01/25/2046 •		44,295	41,887
6.115% due 11/25/2035 ~		2,111	2,101
6.250% due 08/25/2035 •		415	405
6.265% due 06/25/2034 ~		1,416	1,392
6.325% due 07/25/2034 •		1,487	1,459
6.595% due 07/25/2033 •		1,478	1,459
6.670% due 11/25/2034 •		3,768	3,449
6.700% due 06/25/2033 •		2,468	2,460
6.895% due 02/25/2035 •		8,445	7,802
8.545% due 03/25/2033 «		39	38
M360 Ltd. 6.971% due 11/22/2038 •		962	949
Madison Avenue Manufactured Housing Contract Trust 8.720% due 03/25/2032 ~		562	563
Madison Park Funding Ltd.
6.594% due 01/22/2028 •		20,921	20,921
6.614% due 10/21/2030		44,451	44,393
6.619% due 07/27/2031 •		805	805
6.735% due 10/15/2032		13,000	12,984
Magnetite Ltd.
6.840% due 01/25/2032		12,800	12,820
6.935% due 10/25/2033		134,800	134,981
MAN Euro CLO DAC 5.779% due 10/15/2036	EUR	86,900	96,156
Marathon CLO Ltd. 6.943% due 11/15/2031		$44,300	44,302
Marble Point CLO Ltd. 6.957% due 01/20/2032 •		4,200	4,196
Marlette Funding Trust
0.000% due 04/16/2029 «(h)		7	65
7.130% due 12/15/2033		56,403	57,061
MASTR Asset-Backed Securities Trust
5.520% due 10/25/2036 •		38,096	12,561
5.520% due 01/25/2037 •		40,432	11,492
5.570% due 08/25/2036 •		4,817	1,761
5.570% due 11/25/2036 •		308	99
5.570% due 01/25/2037 •		32,135	9,134
5.590% due 10/25/2036 •		31,414	10,413
5.615% due 10/25/2036 •		54,348	20,868
5.615% due 01/25/2037 •		26,341	7,406
5.630% due 01/25/2037 •		35,485	10,086
5.670% due 08/25/2036 •		10,393	3,215
5.670% due 10/25/2036 •		7,562	3,770
5.670% due 11/25/2036 •		13,374	7,911
5.680% due 05/25/2037 •		1,052	1,001
5.690% due 08/25/2036 •		6,936	2,675
5.700% due 01/25/2037 •		12,205	3,469
5.715% due 10/25/2036 •		6,039	2,347
5.730% due 10/25/2036 •		31,298	14,286
5.770% due 03/25/2036 •		6,758	4,107
5.770% due 04/25/2036 ~		25,057	5,913
5.770% due 08/25/2036 •		50,252	17,300
5.770% due 05/25/2037 •		6,413	5,459
5.790% due 08/25/2036		6,626	2,452
5.790% due 10/25/2036 •		6,726	3,353
5.870% due 04/25/2036 •		64,054	11,061
5.890% due 10/25/2036 •		8,410	4,193
5.890% due 11/25/2036 ~		18,702	6,037
5.950% due 06/25/2036 •		3,922	1,433
5.950% due 08/25/2036 •		50,670	17,532
5.990% due 06/25/2036 •		1,645	1,450
6.010% due 02/25/2036		9,383	3,598
6.040% due 01/25/2036 ~		2,217	2,178
6.050% due 01/25/2036 •		1,661	1,635
6.220% due 03/25/2035 •		9,983	9,109

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.220% due 10/25/2035 •	11,405	10,673
6.400% due 06/25/2035 •	846	854
6.445% due 05/25/2035	689	694
6.475% due 03/25/2035 ~	2,000	1,954
6.520% due 05/25/2035 •	2,000	1,924
6.620% due 08/25/2037 •	18,760	15,972
10.120% due 05/25/2033 •	3,448	3,262
MASTR Specialized Loan Trust
5.990% due 02/25/2036 •	1,824	1,752
6.210% due 01/25/2037 •	10,161	4,153
Mercury CDO Ltd. 6.492% due 12/08/2040 •	6,000	745
Merrill Lynch First Franklin Mortgage Loan Trust
5.810% due 04/25/2037 •	2,747	1,074
5.810% due 05/25/2037 •	26,213	19,191
5.950% due 05/25/2037 •	46,292	34,052
5.970% due 04/25/2037 ~	22,056	8,701
6.110% due 05/25/2037 •	28,926	21,385
6.320% due 10/25/2037	27,577	16,903
Merrill Lynch Mortgage Investors Trust
3.900% due 03/25/2037 þ	22,194	4,943
4.330% due 11/25/2037	15,613	7,716
4.471% due 11/25/2037 •	26,864	9,358
5.610% due 04/25/2047 •	3,744	1,526
5.670% due 07/25/2037 •	3,775	884
5.710% due 10/25/2037 •	20,651	3,237
5.720% due 03/25/2037	28,042	20,848
5.760% due 08/25/2037 •	7,666	6,896
5.770% due 08/25/2037 ~	2,349	2,285
5.770% due 08/25/2037 •	306	286
5.770% due 09/25/2037 ~	44,806	12,804
5.790% due 03/25/2037 •	5,280	1,457
5.790% due 04/25/2037 •	10,780	5,238
5.790% due 05/25/2037	3,119	1,785
5.790% due 07/25/2037 •	2,892	1,644
5.800% due 03/25/2037 ~	20,818	7,324
5.850% due 04/25/2047 •	19,442	7,923
5.950% due 08/25/2037 •	971	748
6.070% due 12/25/2036 •	11,963	11,269
6.070% due 01/25/2037 •	9,286	8,457
6.190% due 05/25/2036 •	166	163
6.220% due 09/25/2035 •	2,015	1,952
6.265% due 09/25/2035 •	246	244
6.340% due 05/25/2036 •	4,037	3,375
6.370% due 02/25/2047 •	24,372	14,386
6.400% due 07/25/2035 •	7,456	7,395
6.415% due 02/25/2036	1,596	1,559
6.445% due 04/25/2036 •	2,317	2,226
6.505% due 02/25/2036 «	498	424
6.595% due 08/25/2036 •	1,655	1,828
9.033% due 04/25/2035 «•	259	196
MESA Trust 8.695% due 11/25/2031 •	881	770
MF1 LLC 7.991% due 09/17/2037 •	128,500	128,735
Mid-State Trust 4.864% due 07/15/2038	283	278
MMcapS Funding Ltd. 6.089% due 12/01/2035 •	9,100	8,099
Morgan Stanley ABS Capital, Inc. Trust
5.530% due 05/25/2037 •	354	299
5.570% due 10/25/2036 •	4,078	1,760
5.570% due 11/25/2036 ~	1,561	888
5.580% due 03/25/2037 •	2,793	1,196
5.600% due 10/25/2036 •	14,550	12,668
5.600% due 12/25/2036 •	43,077	26,828
5.600% due 01/25/2037 •	21,324	9,473
5.610% due 10/25/2036 ~	35,530	15,341
5.610% due 11/25/2036 •	2,620	1,222
5.610% due 05/25/2037 •	22,559	18,152
5.620% due 10/25/2036 •	14,880	7,774
5.620% due 12/25/2036 •	4,186	2,129
5.630% due 09/25/2036 •	228	97
5.650% due 02/25/2037 •	24,653	7,998
5.650% due 03/25/2037 •	24,873	10,656
5.650% due 05/25/2037 •	11,344	9,631
5.660% due 05/25/2037	8,931	6,537
5.670% due 09/25/2036	2,697	1,151
5.670% due 02/25/2037 ~	8,779	4,161
5.670% due 05/25/2037 •	3,472	2,002
5.690% due 10/25/2036 •	1,258	544
5.690% due 11/25/2036 •	10,618	4,952
5.700% due 10/25/2036 •	8,499	4,455
5.700% due 02/25/2037 •	29,951	9,726
5.720% due 03/25/2037 ~	41,363	17,730
5.720% due 05/25/2037 •	15,393	13,082

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.730% due 09/25/2036 •	42,787	19,735
5.730% due 02/25/2037 •	21,300	10,097
5.730% due 05/25/2037 •	10,664	7,809
5.750% due 08/25/2036 ~	27,553	14,266
5.770% due 06/25/2036 •	5,277	2,751
5.770% due 09/25/2036 •	13,825	4,901
5.790% due 03/25/2036 •	3,115	3,083
5.790% due 09/25/2036 •	23,951	10,244
5.800% due 02/25/2037 •	7,295	3,459
5.930% due 09/25/2036 •	3,642	1,560
5.970% due 04/25/2036 •	13,540	12,706
5.970% due 08/25/2036 ~	11,073	5,746
6.010% due 03/25/2036 •	5,052	4,876
6.050% due 02/25/2036 •	4,085	4,022
6.070% due 12/25/2035 •	17,327	15,894
6.090% due 12/25/2035 •	7,349	7,103
6.145% due 09/25/2035	382	358
6.175% due 02/25/2035	1,056	1,035
6.210% due 01/25/2034 •	3,858	3,826
6.250% due 01/25/2035 •	4,511	4,403
6.280% due 04/25/2034 •	1,217	1,201
6.295% due 08/25/2034	115	107
6.355% due 11/25/2034 •	1,953	1,858
6.370% due 05/25/2034 •	3,202	3,171
6.385% due 09/25/2034	7,783	7,654
6.400% due 07/25/2035 ~	4,139	3,988
6.430% due 03/25/2035	5,000	4,724
6.445% due 07/25/2035	3,750	3,191
6.460% due 06/25/2035 •	5,741	5,614
6.490% due 10/25/2033 «•	143	139
6.505% due 01/25/2035 •	2,114	1,777
6.505% due 03/25/2035	2,524	2,112
6.505% due 07/25/2035 •	2,440	2,364
6.530% due 09/25/2034 «~	323	304
6.550% due 03/25/2033 «•	26	25
6.565% due 01/25/2035	2,614	2,127
6.720% due 07/25/2037 •	14,010	11,805
9.270% due 02/25/2047 ~	27,729	22,596
Morgan Stanley Capital, Inc. Trust
5.830% due 03/25/2036 •	2,267	1,795
6.010% due 03/25/2036 ~	79,881	63,571
6.025% due 01/25/2036 •	700	559
6.050% due 01/25/2036 •	9,130	8,759
Morgan Stanley Dean Witter Capital, Inc. Trust 6.820% due 02/25/2033 •	310	312
Morgan Stanley Home Equity Loan Trust
5.570% due 12/25/2036 ~	3,331	1,617
5.570% due 04/25/2037 •	6,199	3,218
5.610% due 12/25/2036 •	40,946	19,913
5.640% due 04/25/2037 •	8,757	4,557
5.790% due 04/25/2036 •	7,232	5,185
5.820% due 04/25/2037 •	18,438	9,627
5.980% due 02/25/2036 •	657	598
5.990% due 04/25/2036 ~	11,026	7,951
6.460% due 05/25/2035 •	7,264	7,067
Morgan Stanley IXIS Real Estate Capital Trust
5.540% due 11/25/2036 •	8,089	2,714
5.580% due 11/25/2036 •	30,008	10,071
5.620% due 11/25/2036 •	1,537	516
5.690% due 11/25/2036 ~	20,519	6,889
5.770% due 07/25/2036 •	6,565	2,645
5.930% due 07/25/2036 •	25,547	10,338
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	2,296	1,120
5.810% due 10/25/2036 •	2,237	651
5.930% due 02/25/2037 •	2,832	608
6.000% due 02/25/2037 «~	127	112
6.122% due 01/25/2047 «þ	102	90
6.190% due 04/25/2037 •	7,563	2,117
6.254% due 01/25/2047 þ	5,752	2,647
6.263% due 01/25/2047 þ	7,279	2,241
6.419% due 09/25/2046 þ	13,585	3,009
6.465% due 09/25/2046 þ	3,625	1,207
6.604% due 09/25/2046 þ	9,475	2,098
Morgan Stanley Structured Trust 5.770% due 06/25/2037 ~	50,256	45,916
Nassau Ltd.
6.805% due 07/15/2031	12,467	12,468
6.905% due 01/15/2030	9,178	9,191
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	61,425	17,217
Nationstar Home Equity Loan Trust
5.645% due 06/25/2037 •	272	262
5.720% due 06/25/2037 •	2,527	2,130
5.720% due 06/25/2037 «•	293	273
5.740% due 03/25/2037 •	3,667	3,587

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.750% due 03/25/2037 •	11,347	10,605
5.770% due 03/25/2037	8,000	6,864
5.790% due 04/25/2037 •	2,509	2,455
5.880% due 04/25/2037 •	17,031	15,824
6.010% due 09/25/2036 •	31,478	30,493
6.025% due 09/25/2036 •	1,338	1,233
Navient Private Education Loan Trust
2.460% due 11/15/2068	12,474	11,683
6.926% due 07/16/2040 •	18,561	18,635
Navient Private Education Refi Loan Trust
1.330% due 04/15/2069	22,306	20,025
1.690% due 05/15/2069	309	281
3.238% due 11/15/2045 ~	146,322	136,151
Navient Student Loan Trust
6.502% due 12/27/2066 •	1,571	1,566
7.038% due 03/15/2072	111,293	111,500
7.230% due 03/15/2072	52,400	55,085
Nelnet Student Loan Trust
5.910% due 09/27/2066	4,934	4,917
6.640% due 02/20/2041	59,298	60,187
7.538% due 02/20/2041	61,151	61,279
Neuberger Berman CLO Ltd. 6.717% due 04/20/2031 •	8,400	8,394
Neuberger Berman Loan Advisers CLO Ltd. 6.957% due 10/24/2032	122,250	122,216
New Century Home Equity Loan Trust
4.856% due 11/25/2033 «þ	100	80
5.830% due 05/25/2036 •	484	476
6.205% due 10/25/2035 •	35,480	29,994
6.210% due 08/25/2034 «•	103	99
6.235% due 02/25/2035 •	12,736	12,307
6.250% due 03/25/2035 •	807	782
6.295% due 09/25/2035 •	624	629
6.415% due 09/25/2035 •	12,700	12,391
6.445% due 06/25/2035	4,529	4,479
6.475% due 07/25/2035 •	14,780	14,440
6.520% due 07/25/2035 •	32,115	29,993
6.535% due 03/25/2035	2,853	2,764
6.595% due 03/25/2035	3,292	3,081
New Mountain CLO Ltd. 7.366% due 04/20/2036	5,000	5,032
Newark BSL CLO Ltd. 6.610% due 07/25/2030 •	7,504	7,491
Newcastle Investment Trust 8.114% due 05/01/2033 ~	40,723	40,073
Newcastle Mortgage Securities Trust
5.660% due 04/25/2037 •	15,255	14,499
5.700% due 04/25/2037 •	4,829	4,718
5.810% due 04/25/2037 •	14,485	13,046
5.970% due 04/25/2037 •	7,785	6,540
6.190% due 03/25/2036 •	5,500	5,299
6.325% due 03/25/2036	16,054	14,624
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.620% due 07/25/2036 •	25,426	23,137
5.905% due 03/25/2036 •	250	247
5.950% due 03/25/2036 •	4,024	3,793
6.100% due 02/25/2036 •	2,615	2,348
6.130% due 11/25/2035 •	9,294	8,861
NovaStar Mortgage Funding Trust
2.907% due 01/25/2036 •	2,300	2,152
5.600% due 03/25/2037 ~	95,846	59,755
5.650% due 09/25/2037 •	26,455	24,176
5.770% due 06/25/2036 •	1,260	896
5.810% due 01/25/2037 ~	1,142	404
6.205% due 01/25/2036 •	14,500	13,745
6.295% due 06/25/2034 •	552	535
6.355% due 01/25/2036 •	2,914	2,384
6.385% due 10/25/2035 •	10,291	9,778
6.640% due 06/25/2035 •	21,000	20,660
Oaktree CLO Ltd. 6.784% due 04/22/2030 •	10,000	9,984
Oakwood Mortgage Investors, Inc. 7.945% due 03/15/2049	2,929	623
OCP CLO Ltd. 6.644% due 01/15/2033	12,000	11,970
Octagon Investment Partners Ltd. 6.677% due 03/17/2030 •	14,965	14,947
OFSI BSL Ltd. 6.655% due 08/16/2029 ~	1,959	1,960
OneMain Financial Issuance Trust
1.750% due 09/14/2035	17,805	16,425
6.839% due 09/15/2036	7,834	7,884
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.520% due 04/25/2035	1,946	1,917
Option One Mortgage Loan Trust
5.590% due 03/25/2037 •	556	528

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.600% due 07/25/2037 •		3,939	2,507
5.610% due 01/25/2037 •		29,777	18,016
5.610% due 02/25/2037 ~		19,836	9,784
5.610% due 02/25/2037 •		11,243	7,293
5.610% due 03/25/2037 •		58,361	35,834
5.620% due 03/25/2037		2,918	1,423
5.640% due 05/25/2037 •		6,538	3,501
5.650% due 04/25/2037 •		21,693	12,037
5.650% due 07/25/2037 •		4,627	2,944
5.660% due 07/25/2037 •		960	829
5.670% due 07/25/2036 •		8,128	4,571
5.690% due 04/25/2037 •		110,997	75,885
5.690% due 05/25/2037 ~		99,825	59,138
5.710% due 04/25/2037 •		7,066	3,710
5.720% due 03/25/2037 •		4,852	2,365
5.770% due 05/25/2037 •		7,478	4,004
5.780% due 04/25/2037 •		3,055	1,722
6.040% due 01/25/2036 •		54,206	38,979
6.070% due 01/25/2036 •		3,699	3,629
6.265% due 05/25/2034 •		2,213	2,148
6.340% due 05/25/2035 •		3,941	3,297
6.370% due 01/25/2034 ~		10,259	9,578
6.895% due 11/25/2034 •		14	14
Option One Mortgage Loan Trust Asset-Backed Certificates
6.100% due 12/25/2035 ~		3,235	3,096
6.130% due 12/25/2035 •		8,709	7,303
6.160% due 11/25/2035 •		11,018	10,396
6.205% due 11/25/2035 •		5,889	4,798
6.325% due 10/25/2032 •		1,643	1,680
Ownit Mortgage Loan Trust
3.192% due 10/25/2035 þ		6,533	3,736
5.750% due 10/25/2037 ~		11,137	11,296
5.770% due 07/25/2037 •		15,210	12,925
5.965% due 03/25/2037		9,219	8,681
5.990% due 07/25/2037 •		7,055	6,004
6.145% due 06/25/2036		5,549	4,451
6.370% due 10/25/2036 •		2,921	2,772
6.490% due 03/25/2036		3,732	3,186
OZLM Ltd.
6.644% due 10/17/2029 ~		751	750
6.967% due 04/20/2033		9,300	9,265
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		17,076	16,819
4.970% due 01/15/2030		14,072	13,993
7.128% due 06/16/2031		65,246	65,394
7.179% due 04/15/2031		43,351	43,483
7.228% due 07/15/2031		11,000	11,037
7.464% due 06/16/2031		15,000	15,123
7.600% due 12/16/2030		50,880	51,175
7.625% due 04/15/2031		13,070	13,192
PAGAYA AI Debt Trust 6.664% due 03/15/2030		7,834	7,857
Pagaya AI Debt Trust
7.656% due 05/15/2030 «		3,500	3,505
7.962% due 12/16/2030		10,490	10,619
Palmer Square CLO Ltd.
6.664% due 10/17/2031 •		14,975	14,958
6.736% due 04/20/2035		15,600	15,504
6.963% due 10/20/2033		176,200	176,384
Palmer Square European Loan Funding 5.602% due 11/15/2032 •	EUR	73,757	81,416
Palmer Square European Loan Funding DAC 5.472% due 05/15/2033		126,000	138,756
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.190% due 05/25/2035 •		$12,882	12,575
6.205% due 08/25/2035 •		77	75
6.205% due 09/25/2035 ~		2,484	2,397
6.250% due 08/25/2035 •		4,000	3,547
6.295% due 07/25/2035 •		12,000	10,794
6.400% due 05/25/2035 •		22,971	20,920
6.445% due 07/25/2035 •		5,000	3,742
6.475% due 06/25/2035 •		6,241	5,841
6.505% due 05/25/2035 •		4,784	3,811
6.520% due 10/25/2034 •		4,089	4,012
6.520% due 06/25/2035 •		4,641	3,727
6.640% due 03/25/2035 •		17,052	15,488
6.790% due 01/25/2036		6,000	5,582
7.045% due 02/25/2035 •		18,637	17,864
7.195% due 02/25/2035 •		3,247	2,838
7.240% due 10/25/2034 •		17,186	16,077
7.270% due 09/25/2034 •		2,610	2,477
7.270% due 12/25/2034 •		12,237	12,066
7.270% due 12/25/2034 ~		6,062	5,898
7.345% due 10/25/2034 •		1,408	1,177
7.345% due 12/25/2034 •		4,213	3,835
7.570% due 09/25/2034 •		3,062	2,633

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

People's Choice Home Loan Securities Trust 7.195% due 10/25/2034		719	632
People's Financial Realty Mortgage Securities Trust
5.600% due 09/25/2036 ~		28,456	5,308
5.610% due 09/25/2036 •		25,588	6,568
Performer Funding PLC
0.000% due 06/21/2035 «(h)	GBP	164,391	55,971
7.192% due 06/21/2035		185,225	235,951
8.192% due 06/21/2035		129,635	165,270
9.192% due 06/21/2035		86,490	110,276
10.692% due 06/21/2035		37,025	47,053
12.692% due 06/21/2035 «		55,585	70,653
13.192% due 06/21/2035 «		61,710	79,185
Popular ABS Mortgage Pass-Through Trust
5.780% due 06/25/2047 •		$9,453	8,718
5.917% due 04/25/2035 þ		46	44
5.965% due 07/25/2036 •		2,174	2,026
6.010% due 05/25/2036 •		3,071	2,887
6.340% due 02/25/2036 ~		1,312	1,201
PRET LLC
8.112% due 11/25/2053 þ		38,852	39,491
8.232% due 09/25/2053 þ		87,826	89,707
RAAC Trust
5.970% due 02/25/2037 •		2,861	2,753
6.070% due 09/25/2045 •		2,566	2,495
6.170% due 02/25/2046 •		425	424
6.170% due 11/25/2046 •		1,105	1,035
6.230% due 10/25/2046 •		5,939	5,690
6.445% due 02/25/2046 •		19,679	18,971
6.970% due 09/25/2047 •		7,054	6,761
7.120% due 05/25/2039 •		1,738	1,778
Rad CLO Ltd.
6.635% due 07/15/2031		30,208	30,193
6.964% due 01/25/2033		95,600	95,156
Regatta Funding Ltd.
6.827% due 01/20/2035		29,000	29,031
6.914% due 10/17/2030 •		4,624	4,622
Renaissance Home Equity Loan Trust
4.156% due 08/25/2033 •		667	608
5.512% due 04/25/2037 þ		6,555	1,745
5.580% due 11/25/2036 þ		12,329	4,300
5.612% due 04/25/2037 þ		853	231
5.675% due 06/25/2037 þ		3,891	1,030
5.731% due 11/25/2036 þ		548	196
5.744% due 06/25/2037 þ		137,503	36,839
5.761% due 04/25/2037 þ		2,781	774
5.797% due 08/25/2036 þ		662	266
5.812% due 11/25/2036 þ		9,025	3,276
5.893% due 06/25/2037 þ		6,639	1,826
5.906% due 06/25/2037 þ		23,928	6,596
6.011% due 05/25/2036 þ		9,006	4,598
6.115% due 08/25/2036 þ		17,329	7,340
6.120% due 11/25/2036 þ		683	261
6.203% due 06/25/2037 þ		26,687	7,831
7.750% due 09/25/2037 þ		29,770	12,675
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		25,485	24,368
7.130% due 01/26/2032		40,255	40,514
Residential Asset Mortgage Products Trust
5.283% due 12/25/2034 •		566	476
5.349% due 12/25/2034 «þ		215	189
5.492% due 01/25/2035 «þ		433	315
5.500% due 04/25/2034 «~		4	4
5.500% due 04/25/2034 •		4,858	4,178
5.588% due 10/25/2033 ~		2,154	2,122
5.656% due 08/25/2034 •		1,703	1,674
5.670% due 10/25/2034 «þ		428	405
5.815% due 12/25/2036 •		15,000	12,716
5.820% due 08/25/2036 •		20,413	19,781
5.820% due 10/25/2036 •		2,238	2,128
5.860% due 02/25/2037 •		13,613	12,510
5.910% due 12/25/2035 •		18,152	16,523
5.970% due 04/25/2034 •		3,553	3,493
5.995% due 07/25/2036 •		1,328	1,264
6.010% due 02/25/2036 ~		1,471	1,403
6.050% due 04/25/2034 •		2,184	2,178
6.060% due 11/25/2035 •		7,000	6,458
6.070% due 02/25/2036 •		1,785	1,768
6.170% due 08/25/2035		2,350	2,283
6.170% due 12/25/2035 •		22,676	19,691
6.250% due 07/25/2035 •		111	110
6.280% due 07/25/2035 •		6,500	6,276
6.340% due 02/25/2034 •		590	587
6.340% due 10/25/2035 •		11,246	10,627
6.415% due 09/25/2035 •		11,000	10,532
6.415% due 10/25/2035 •		700	582

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.490% due 03/25/2035 •		4,422	4,395
6.490% due 06/25/2035 •		6,734	6,666
6.520% due 04/25/2034 •		1,688	1,602
6.535% due 07/25/2035 ~		8,296	8,069
6.550% due 03/25/2035		7,313	7,107
6.565% due 05/25/2035 •		2,750	2,599
6.590% due 08/25/2035 •		12,534	11,160
6.625% due 02/25/2035 •		7,464	7,341
6.670% due 01/25/2035 ~		4,489	4,179
6.745% due 02/25/2035		448	357
6.790% due 04/25/2034 •		2,821	2,743
7.375% due 02/25/2034 •		370	304
Residential Asset Securities Corp. Trust
5.453% due 04/25/2034 •		1,006	978
5.680% due 04/25/2037 ~		8,579	8,215
5.690% due 02/25/2037 •		6,409	6,146
5.710% due 10/25/2036 •		20,943	20,269
5.720% due 11/25/2036 •		67,680	59,284
5.730% due 07/25/2036 •		100	100
5.750% due 07/25/2036 •		18,300	17,503
5.750% due 09/25/2036 •		1,636	1,598
5.810% due 11/25/2036 •		8,136	7,602
5.810% due 04/25/2037 •		37,314	35,285
5.910% due 01/25/2037 •		5,150	4,856
5.980% due 09/25/2034 ~		895	775
5.980% due 04/25/2036 •		16,082	14,631
5.990% due 07/25/2036 •		10,967	9,870
6.010% due 07/25/2036 •		10,558	9,219
6.030% due 04/25/2036 •		5,192	5,126
6.070% due 02/25/2036 •		4,532	4,460
6.085% due 11/25/2035 •		16,784	15,758
6.100% due 12/25/2035 •		100	99
6.130% due 10/25/2035 •		10,971	10,550
6.130% due 11/25/2035 •		178	178
6.150% due 05/25/2037 •		991	971
6.160% due 01/25/2036 •		1,591	1,586
6.175% due 09/25/2035 ~		8,076	7,582
6.175% due 11/25/2035 •		300	288
6.190% due 01/25/2036 •		2,200	2,137
6.310% due 09/25/2034 ~		539	516
6.310% due 12/25/2034 •		650	646
6.340% due 11/25/2035 •		10,475	8,428
6.355% due 12/25/2035 ~		1,516	1,330
6.370% due 11/25/2035		7,012	6,733
6.430% due 08/25/2035 •		6,690	6,574
6.505% due 08/25/2035 •		4,230	4,025
6.561% due 01/25/2034 ~		2,163	2,135
6.715% due 03/25/2035		530	508
7.195% due 11/25/2034 «•		254	246
7.195% due 08/25/2035		3,250	3,007
7.420% due 11/25/2034 •		802	784
7.945% due 11/25/2034 «•		443	409
Ripon Investments Financing Ltd. 0.000% due 02/12/2024 «(m)	GBP	2,577	3,285
Romark CLO Ltd. 6.704% due 10/23/2030 •		$3,505	3,497
Santander Drive Auto Receivables Trust
5.240% due 05/15/2028		50,600	50,380
5.470% due 12/16/2030		79,500	79,327
5.610% due 07/17/2028		60,000	60,324
5.770% due 11/15/2030		110,000	111,513
Saxon Asset Securities Trust
1.458% due 11/25/2035 •		8,994	5,754
2.011% due 05/25/2035 •		886	642
4.188% due 12/25/2033 ~		1,818	1,758
5.650% due 05/25/2037 •		24,058	16,835
5.710% due 10/25/2046 •		2,734	2,259
5.780% due 09/25/2037 •		10,225	9,650
6.145% due 11/25/2037 •		11,884	11,283
6.190% due 11/25/2037 •		4,873	3,990
6.265% due 03/25/2031 «•		148	128
6.400% due 11/25/2037		5,388	4,038
6.445% due 12/26/2034 •		186	162
7.220% due 12/25/2037 •		5,193	4,403
10.000% due 12/26/2034 •		532	80
SBNA Auto Lease Trust 6.520% due 04/20/2028		16,200	16,585
SCCU Auto Receivables Trust
5.700% due 10/16/2028		20,600	20,747
5.700% due 08/15/2029		12,200	12,326
5.850% due 05/17/2027		33,200	33,290
Securitized Asset-Backed Receivables LLC Trust
5.590% due 12/25/2036 •		461	105
5.630% due 11/25/2036 •		141	40
5.670% due 07/25/2036 •		20,415	8,135
5.730% due 12/25/2036 •		6,956	6,296

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.750% due 07/25/2036 •		11,116	9,155
5.750% due 08/25/2036 •		37,364	15,564
5.770% due 07/25/2036 •		20,365	8,115
5.770% due 09/25/2036 •		4,037	1,414
5.790% due 07/25/2036 •		5,175	1,792
5.790% due 09/25/2036		19,138	12,834
5.790% due 10/25/2036 •		64,929	21,868
5.790% due 11/25/2036 •		7,354	2,104
5.790% due 12/25/2036		29,717	6,778
5.810% due 08/25/2036 ~		15,497	5,034
5.870% due 12/25/2036 •		69,077	25,893
5.950% due 07/25/2036 •		3,726	1,485
5.970% due 05/25/2036 •		6,841	3,587
5.970% due 06/25/2036 •		17,514	11,342
6.050% due 12/25/2035 •		1,856	1,788
6.070% due 11/25/2035 •		28,269	23,222
6.070% due 12/25/2035 •		13,213	9,481
6.115% due 10/25/2035 •		3,673	2,908
6.145% due 01/25/2035 •		819	716
6.190% due 10/25/2035 •		963	796
6.430% due 01/25/2036 •		576	524
SG Mortgage Securities Trust
5.610% due 10/25/2036 •		16,576	14,677
5.930% due 07/25/2036 ~		8,083	1,774
6.010% due 02/25/2036 •		1,222	617
6.175% due 10/25/2035 ~		2,000	1,789
Sierra Madre Funding Ltd. 5.874% due 09/07/2039 •		22,392	15,791
Signal Peak CLO Ltd. 6.750% due 04/25/2031 •		5,021	5,028
Silver Rock CLO Ltd. 7.138% due 10/20/2033		94,700	94,463
SLM Private Credit Student Loan Trust 5.916% due 12/15/2039 •		332	319
SLM Student Loan Trust
4.356% due 10/25/2039 ~	EUR	4,995	5,142
6.252% due 03/25/2026		$25,004	24,753
SMB Private Education Loan Trust
0.000% due 09/15/2053 (h)		4	2,640
0.000% due 02/16/2055 «(h)		34	40,216
0.000% due 10/16/2056 «(h)		13	10,982
0.000% due 10/15/2058 «(h)		23	10,215
3.940% due 02/16/2055		273,549	260,982
4.550% due 02/16/2055		96,891	91,796
4.950% due 02/16/2055		24,146	22,608
4.990% due 10/16/2056		305,197	302,668
5.370% due 10/15/2058		135,183	134,662
5.770% due 10/16/2056		128,108	126,856
5.950% due 02/16/2055		41,493	39,658
6.150% due 09/15/2053		92,176	96,499
6.150% due 10/15/2058		53,459	53,282
6.320% due 09/15/2054 •		2,608	2,575
6.360% due 10/16/2056		19,950	19,963
6.580% due 10/15/2058		12,778	12,803
6.788% due 02/16/2055 •		269,945	269,708
6.930% due 09/15/2053		43,966	46,496
6.988% due 09/15/2053		149,636	151,288
7.138% due 10/16/2056		457,796	464,177
7.138% due 10/15/2058 •		207,282	209,101
7.188% due 05/16/2050 •		7,813	7,863
7.230% due 10/15/2058		35,988	36,078
7.540% due 09/15/2053		8,999	9,347
7.560% due 10/16/2056		64,173	63,966
8.870% due 09/15/2053		18,543	19,529
SoFi Alternative Trust
1.170% due 02/15/2046		197,722	181,932
2.550% due 02/15/2046		51,395	45,441
2.911% due 02/15/2046 «(h)		950	25,457
5.203% due 06/15/2050 ~		137,805	133,288
5.219% due 05/16/2050 ~		81,374	79,360
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		2,918	2,784
SOUND POINT CLO Ltd. 6.655% due 04/15/2031		18,752	18,720
Soundview Home Loan Trust
4.350% due 04/25/2035		464	439
5.550% due 06/25/2037 •		3,795	2,506
5.580% due 01/25/2037 •		632	450
5.580% due 02/25/2037 •		186	51
5.620% due 03/25/2037 •		10,219	9,512
5.620% due 06/25/2037 ~		11,547	7,625
5.630% due 01/25/2037 •		31,917	22,740
5.640% due 07/25/2037 •		1,530	1,308
5.640% due 08/25/2037 •		8,579	7,244
5.670% due 01/25/2037 «•		11	10
5.670% due 06/25/2037 •		134,447	94,756

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.680% due 06/25/2037 •	17,022	11,241
5.710% due 01/25/2037 •	13,891	9,897
5.750% due 06/25/2037 •	5,087	3,359
5.770% due 07/25/2036 •	3,195	3,167
5.770% due 01/25/2037 •	11,976	11,269
5.810% due 11/25/2036 •	61,553	18,602
5.840% due 02/25/2037 •	19,793	5,674
5.875% due 12/25/2036 •	11,314	11,033
5.930% due 06/25/2036 ~	5,756	5,486
5.935% due 02/25/2036 •	12,616	11,565
5.935% due 06/25/2036 •	1,206	1,005
5.950% due 07/25/2036 •	9,800	8,531
5.970% due 10/25/2036 •	23,825	22,318
5.970% due 11/25/2036 ~	7,427	6,991
5.988% due 03/25/2036 •	1,000	832
6.025% due 03/25/2036 ~	14,893	14,314
6.160% due 12/25/2035 •	8,000	7,268
6.170% due 12/25/2035 ~	2,376	2,351
6.220% due 06/25/2035 •	17,750	15,533
6.220% due 03/25/2036	411	403
6.325% due 01/25/2035 «•	107	89
6.370% due 10/25/2037 •	1,920	1,508
6.445% due 08/25/2035 ~	8,802	6,335
6.445% due 11/25/2035 •	3,946	3,817
6.505% due 05/25/2035	4,615	4,556
6.550% due 07/25/2035 ~	1,869	1,848
6.770% due 11/25/2033 «•	108	105
Specialty Underwriting & Residential Finance Trust
4.239% due 06/25/2037 •	3,559	1,762
5.710% due 03/25/2037 •	29,426	14,366
5.740% due 04/25/2037 ~	2,332	1,612
5.750% due 09/25/2037 •	20,487	18,336
5.750% due 11/25/2037 ~	5,917	4,713
5.770% due 06/25/2037 ~	1,669	960
5.890% due 11/25/2037 •	9,556	5,270
5.950% due 09/25/2037 •	15,451	5,089
6.640% due 12/25/2035 •	6,017	5,797
Starwood Commercial Mortgage Trust
6.556% due 07/15/2038 ~	17,297	17,115
6.876% due 07/15/2038 •	25,170	24,294
7.076% due 07/15/2038 •	10,070	9,393
7.426% due 07/15/2038 ~	13,000	11,980
7.826% due 07/15/2038 •	12,125	11,153
8.176% due 07/15/2038 •	2,500	2,273
Stratus CLO Ltd. 6.627% due 12/29/2029 •	17,028	16,952
Structured Asset Investment Loan Trust
5.600% due 07/25/2036 ~	31,085	22,514
5.620% due 07/25/2036 ~	1,142	1,106
5.643% due 07/25/2036 •	33,486	20,040
5.750% due 06/25/2036 •	10,869	10,507
5.990% due 05/25/2036 •	14,747	5,978
6.070% due 01/25/2036 ~	224	217
6.070% due 03/25/2036	10,000	4,845
6.090% due 01/25/2036 ~	34,439	31,705
6.100% due 11/25/2035 •	13,023	12,521
6.170% due 04/25/2033 «•	53	52
6.190% due 04/25/2033 •	221	221
6.190% due 04/25/2035 •	797	778
6.190% due 07/25/2035 •	10,298	9,574
6.190% due 10/25/2035 •	22,157	21,400
6.205% due 03/25/2035 «•	159	155
6.205% due 09/25/2035 •	5,685	4,930
6.220% due 07/25/2035 •	1,399	1,334
6.235% due 08/25/2035 •	15,602	14,966
6.250% due 02/25/2035 ~	8,134	7,919
6.250% due 03/25/2035	8,000	7,551
6.295% due 05/25/2034 •	305	294
6.370% due 04/25/2035 •	17,440	15,728
6.400% due 06/25/2035 •	1,776	1,683
6.420% due 07/25/2033 ~	809	781
6.420% due 07/25/2033 «•	1	1
6.420% due 08/25/2033 •	3,532	3,356
6.445% due 01/25/2035 •	1,561	1,412
6.445% due 05/25/2035 •	25,492	22,402
6.550% due 05/25/2035	1,467	972
6.595% due 07/25/2033 •	588	588
6.745% due 11/25/2034 •	5,203	5,178
6.970% due 11/25/2034 •	2,755	2,809
7.195% due 10/25/2034 •	2,171	2,217
7.195% due 11/25/2034 •	1,948	1,970
7.795% due 11/25/2034 «•	96	97
8.095% due 08/25/2033 «•	1	1
8.245% due 10/25/2033 «•	121	124
8.470% due 06/25/2033 «•	83	83
8.470% due 11/25/2034 ~	2,222	2,303

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

8.620% due 08/25/2033 ~	1,046	961
Structured Asset Securities Corp.
4.819% due 02/25/2035 •	7,406	7,432
6.175% due 02/25/2035 ~	3,303	3,249
6.175% due 02/25/2035	1,487	1,483
6.220% due 02/25/2035 •	2,425	2,127
7.099% due 05/25/2031 ~	4,154	3,224
Structured Asset Securities Corp. Mortgage Loan Trust
5.605% due 07/25/2036 •	4,066	4,040
5.610% due 08/25/2046 ~	18,960	17,471
5.620% due 09/25/2036 ~	5,654	5,358
5.630% due 03/25/2036 •	11,263	10,642
5.630% due 04/25/2036 •	6,962	6,825
5.630% due 01/25/2037 •	17,007	15,964
5.690% due 10/25/2037 •	36,493	22,818
5.700% due 01/25/2037 •	38,185	22,702
5.700% due 05/25/2047 •	1,799	1,718
5.710% due 01/25/2037 ~	2,062	1,904
5.710% due 01/25/2037 •	16,036	9,948
5.730% due 05/25/2036 •	9,272	8,893
5.740% due 04/25/2036 •	6,171	5,958
5.760% due 07/25/2036 ~	29,719	28,522
5.760% due 07/25/2036 •	21,238	20,544
5.770% due 03/25/2037	17,892	11,724
5.780% due 08/25/2046 •	3,893	3,393
5.830% due 03/25/2037 •	3,655	1,426
5.890% due 02/25/2037 •	3,721	3,585
5.905% due 09/25/2036 •	57,221	54,357
5.970% due 03/25/2037 •	15,890	6,222
5.970% due 11/25/2037 •	5,750	5,050
5.995% due 07/25/2036 ~	2,780	2,650
6.070% due 12/25/2035 •	11,447	9,917
6.070% due 01/25/2037 •	13,336	10,805
6.070% due 03/25/2037 •	5,472	2,147
6.090% due 05/25/2036 •	20,082	19,307
6.090% due 12/25/2036 •	38,715	22,040
6.090% due 02/25/2037 •	2,012	1,923
6.100% due 05/25/2035 «•	18	17
6.115% due 02/25/2036 •	139	139
6.145% due 04/25/2035 ~	4,695	4,261
6.145% due 06/25/2035 •	3,511	3,328
6.175% due 02/25/2036 •	12,034	11,853
6.265% due 02/25/2036 •	4,889	4,683
6.370% due 05/25/2035 «•	447	422
6.415% due 05/25/2035 «•	115	108
6.445% due 05/25/2035 ~	3,853	3,690
6.460% due 05/25/2035 «•	87	82
6.470% due 08/25/2037 ~	1,907	1,895
6.475% due 11/25/2035 •	1,457	1,435
6.520% due 05/25/2035 •	677	597
6.520% due 08/25/2037 ~	7,000	6,863
6.570% due 10/25/2037 •	64,707	29,079
6.640% due 02/25/2035 «	212	184
7.120% due 05/25/2035 «•	35	34
7.570% due 11/25/2035 •	3,000	2,886
7.720% due 08/25/2037	17,510	15,949
8.095% due 11/25/2035	3,197	3,022
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.450% due 02/25/2032 «	59	25
6.295% due 01/25/2035 ~	1,331	1,327
Structured Asset Securities Corp. Trust 6.160% due 09/25/2035 •	8,609	8,078
Symphony CLO Ltd.
6.774% due 07/23/2033	13,500	13,500
6.874% due 01/23/2032	9,000	8,983
7.002% due 04/25/2034	99,500	99,623
7.159% due 01/20/2037	21,325	21,322
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •	5,964	5,924
Synchrony Card Funding LLC 3.370% due 04/15/2028	14,000	13,697
Taberna Preferred Funding Ltd.
6.146% due 07/05/2035 •	9,304	8,467
6.146% (TSFR3M + 0.732%) due 07/05/2035 ~	140	128
Tallman Park CLO Ltd. 6.737% due 04/20/2034	31,100	30,984
TCW CLO Ltd. 6.610% due 04/25/2031 •	1,625	1,626
Terwin Mortgage Trust
5.810% due 07/25/2037 •	1,987	1,907
6.010% due 07/25/2037	4,960	4,173
6.090% due 04/25/2037 ~	14,478	13,812
6.270% due 09/25/2036 •	9,994	4,293
6.445% due 07/25/2035	5,996	4,696
6.595% due 04/25/2036 •	1,188	1,179
6.670% due 04/25/2036	1,857	1,774

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

7.720% due 10/25/2038 •		1,057	1,039
Tesla Electric Vehicle Trust
5.380% due 06/20/2028		45,000	45,440
5.380% due 02/20/2029		15,000	15,178
Theorem Funding Trust
1.850% due 02/15/2028		858	857
6.060% due 12/15/2028		27,581	27,495
7.580% due 04/15/2029		28,459	28,788
Tikehau CLO DAC 5.065% due 04/15/2032 •	EUR	1,300	1,425
Trainer Wortham CBO Ltd. 6.250% due 01/04/2040		$4,690	1,893
Tralee CLO Ltd. 6.867% due 01/20/2030		119,165	119,291
Trapeza CDO Ltd.
5.907% due 11/09/2042 •		12,709	11,692
5.957% due 11/09/2042 •		14,000	11,620
5.974% due 04/06/2042 •		10,932	9,784
5.979% due 01/27/2040 •		21,649	19,376
6.034% due 04/06/2042 •		8,300	6,785
Trestles CLO Ltd. 6.847% due 10/20/2034		25,800	25,780
Triaxx Prime CDO Ltd. 5.715% due 10/02/2039 ~		5,843	35
Trinitas CLO Ltd.
6.777% due 07/20/2031		34,754	34,776
6.797% due 01/20/2032		18,100	18,115
Tropic CDO Ltd.
5.945% due 07/15/2036 •		18,253	17,067
5.975% due 07/15/2036 •		29,002	26,826
Truman Capital Mortgage Loan Trust 5.730% due 03/25/2036 •		18	17
TruPS Financials Note Securitization Ltd. 6.762% due 03/30/2039 •		158,049	154,493
TSTAT Ltd. 6.963% due 07/20/2031		5,900	5,900
U.S. Capital Funding Ltd. 5.948% due 10/10/2040 •		34,032	30,459
Upstart Pass-Through Trust
4.300% due 05/20/2030		6,777	6,618
7.900% due 10/20/2028		20,494	20,753
Upstart Securitization Trust 1.310% due 11/20/2031		1,839	1,826
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		8,403	8,213
Venture CLO Ltd. 6.667% due 07/20/2030 •		1,048	1,046
Vibrant CLO Ltd. 7.262% due 06/20/2029		26,500	26,520
Voya CLO Ltd.
6.655% due 10/15/2030 •		973	971
6.744% due 10/17/2032		18,800	18,824
Wachovia Mortgage Loan Trust 6.160% due 10/25/2035 ~		2,983	2,656
WaMu Asset-Backed Certificates WaMu Trust
5.580% due 04/25/2037 «~		43	16
5.620% due 01/25/2037 ~		31,443	26,517
5.640% due 07/25/2047 •		11,967	7,075
5.695% due 05/25/2037 •		30,243	28,033
5.710% due 05/25/2037 •		18,955	16,337
5.720% due 05/25/2037 •		14,733	12,706
Washington Mutual Asset-Backed Certificates Trust
4.290% due 10/25/2036 •		12,510	4,499
5.770% due 05/25/2036 •		9,498	7,072
5.950% due 08/25/2036 •		8,361	4,983
Wellfleet CLO Ltd. 6.847% due 07/20/2032 •		22,911	22,838
Wells Fargo Home Equity Asset-Backed Securities Trust
5.760% due 07/25/2036 •		4,053	3,997
5.790% due 07/25/2036 •		6,795	6,500
5.890% due 03/25/2037 •		686	674
5.930% due 04/25/2037 •		8,362	8,088
5.980% due 05/25/2036 •		4,000	3,908
6.025% due 05/25/2036		1,340	1,239
6.070% due 04/25/2037		5,000	3,404
7.195% due 11/25/2035		466	462
8.020% due 11/25/2035 •		12,883	11,936

Total Asset-Backed Securities (Cost $25,946,006)			24,603,098

SOVEREIGN ISSUES 3.7%
Argentina Government International Bond
0.750% due 07/09/2030 þ		515,494	203,248
1.000% due 07/09/2029		36,438	14,548
3.500% due 07/09/2041 þ		383,591	131,041
3.625% due 07/09/2035 þ		550,755	185,291

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

3.625% due 07/09/2046 þ		15,639	5,418
4.250% due 01/09/2038 þ		113,563	45,146
15.500% due 10/17/2026	ARS	11,682	4
Argentina Treasury Bond BONCER 4.000% due 10/14/2024		11,320,549	18,676
Autonomous City of Buenos Aires
113.333% (BADLARPP + 3.250%) due 03/29/2024 ~		8,329	8
122.642% (BADLARPP + 3.750%) due 02/22/2028 ~		1,089,226	956
Israel Government International Bond
3.800% due 05/13/2060		$115,235	82,965
4.500% due 04/03/2120		48,000	37,674
Mexico Government International Bond
2.750% due 11/27/2031 (j)	MXN	8,364,053	434,940
3.000% due 12/03/2026 (j)		2,922,052	159,855
4.000% due 11/30/2028 (j)		4,637,734	267,083
Peru Government International Bond
5.350% due 08/12/2040	PEN	4,500	1,044
5.400% due 08/12/2034		13,380	3,277
5.940% due 02/12/2029		878	237
6.150% due 08/12/2032		4,968	1,313
6.900% due 08/12/2037		8,414	2,293
6.950% due 08/12/2031		3,371	942
Provincia de Buenos Aires 129.126% due 04/12/2025	ARS	941,356	783
Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	29,093	31,941
3.900% due 01/30/2033		46,724	54,928
4.000% due 01/30/2037		78,168	91,256
4.200% due 01/30/2042		33,323	39,384
Romania Government International Bond
1.750% due 07/13/2030		82,700	74,043
2.000% due 04/14/2033		23,900	19,807
2.125% due 03/07/2028		6,200	6,225
2.750% due 04/14/2041		59,800	44,476
2.875% due 04/13/2042		64,700	48,510
3.750% due 02/07/2034		25,720	24,497
5.500% due 09/18/2028		49,000	55,707
6.375% due 09/18/2033		50,400	58,941
Russia Government International Bond
4.250% due 06/23/2027 ^(e)		$188,400	121,518
4.375% due 03/21/2029 ^(e)		200	113
4.750% due 05/27/2026 ^(e)		164,200	115,761
5.100% due 03/28/2035 ^(e)		5,600	2,268
5.250% due 06/23/2047 ^(e)		560,200	198,871
5.625% due 04/04/2042 ^(e)		405,400	272,591
5.875% due 09/16/2043 ^(e)		124,400	78,596
7.150% due 11/12/2025 ^(e)	RUB	34,182,840	157,030
7.500% due 03/31/2030 ^(e)		$2,541	1,666
7.950% due 10/07/2026 ^(e)	RUB	13,227,572	54,466
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	16,009,400	916,218
State Agency of Roads of Ukraine 6.250% due 06/24/2030		$8,918	2,298
Turkey Government International Bond
4.250% due 03/13/2025		292,100	287,193
5.250% due 03/13/2030		258,921	238,240
6.125% due 10/24/2028		76,500	75,410
7.625% due 04/26/2029		253,315	262,833
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		25,400	25,457
Ukraine Government International Bond 4.375% due 01/27/2032	EUR	27,571	6,331
Venezuela Government International Bond
7.000% due 03/31/2038 ^(e)		$8,428	1,289
7.650% due 04/21/2035 ^(e)		40,703	6,410
7.750% due 10/13/2029		12,195	1,735
8.250% due 10/13/2024 ^(e)		53,077	8,345
9.000% due 05/07/2049		23,441	3,705
9.250% due 09/15/2027 ^(e)		60,703	11,616
9.250% due 05/07/2038 ^(e)		75,546	13,187
11.750% due 10/21/2026 ^(e)		6,260	1,221
11.950% due 08/05/2041 ^(e)		64,700	12,600

Total Sovereign Issues (Cost $5,937,270)			5,023,425

		SHARES
COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Serta Simmons Bedding, Inc. Serta Simmons Bedding LLC «(f)(m)		1,460	18

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

ENERGY 0.0%
Constellation Oil 'B' «(f)(m)	2,442,967	265

FINANCIALS 0.2%
ADLER Group SA «(f)	21,107	11
Intelsat Emergence SA «(f)(m)	7,981,591	227,390
UBS Group AG	245,819	7,629

		235,030

HEALTH CARE 0.0%
NVHL SA 'A' «(f)(m)	8,220	5
NVHL SA 'B' «(f)(m)	8,220	5
NVHL SA 'C' «(f)(m)	8,220	5
NVHL SA 'D' «(f)(m)	8,220	5
NVHL SA 'E' «(f)(m)	8,220	4
NVHL SA 'F' «(f)(m)	8,220	4
NVHL SA 'G' «(f)(m)	8,220	4
NVHL SA 'H' «(f)(m)	8,220	4
NVHL SA 'I' «(f)(m)	8,220	4
NVHL SA 'J' «(f)(m)	8,220	4

		44

INDUSTRIALS 0.0%
Drillco Holding Lux SA «(f)(m)	39,510	981
Drillco Holding Lux SA «(f)	207,100	5,143
Forsea Holding SA «(f)	23,011	571
SSB Manufacturing Co., Inc. «(f)(m)	1,460	18
Voyager Aviation Holdings LLC «(f)	5,549	0
Westmoreland Mining Holdings «(f)(m)	143,733	575
Westmoreland Mining LLC «(f)(m)	144,999	508

		7,796

REAL ESTATE 0.0%
ADLER Group SA	46,737	27
Sunac Services Holdings Ltd.	5,203,021	1,246

		1,273

Total Common Stocks (Cost $679,754)		244,426

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(m)	3	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	183,119	470

Total Warrants (Cost $38,403)		470

PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
AGFC Capital Trust 7.405% (US0003M + 1.750%) due 01/15/2067 ~	105,720,000	53,766
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(k)	5,245,000	4,799
Charles Schwab Corp.
4.000% due 06/01/2026 •(k)	55,800,000	49,248
5.000% due 12/01/2027 •(k)	3,000,000	2,533
5.375% due 06/01/2025 •(k)	3,134,000	3,096
Encina Private Credit LLC «	24,670	0
Farm Credit Bank of Texas 9.656% (US0003M + 4.010%) due 03/15/2024 ~(k)	87,500	8,739
Nationwide Building Society 10.250% ~	1,233,257	204,815

		326,996

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «	33,294	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Total Preferred Securities (Cost $379,648)			326,996

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
CBL & Associates Properties, Inc.		71,693	1,751
Uniti Group, Inc.		1,130,016	6,531
VICI Properties, Inc.		11,625,222	370,612

Total Real Estate Investment Trusts (Cost $158,970)			378,894

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (n) 0.0%			43,228

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	14,999,739	15,862

HUNGARY TREASURY BILLS 0.2%
10.900% due 01/04/2024 (h)(i)	HUF	78,574,000	226,350

U.S. TREASURY BILLS 0.1%
5.413% due 01/25/2024 - 03/28/2024 (g)(h)(p)(r)		$59,447	59,100

Total Short-Term Instruments (Cost $347,563)			344,540

Total Investments in Securities (Cost $208,485,575)			198,526,346

		SHARES
INVESTMENTS IN AFFILIATES 7.4%
COMMON STOCKS 0.5%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		50,862,666	92,570
iHeartMedia, Inc. 'A' (f)		9,028,024	24,105
iHeartMedia, Inc. 'B' «(f)		12,214,441	29,351
Health Care 0.2%
Amsurg Equity « (f)(m)		5,968,052	306,108

			146,026

Industrials 0.1%
Neiman Marcus Group Ltd. LLC «(f)(m)		919,864	137,861
Sierra Hamilton Holder LLC «(f)(m)		15,369,768	2

			137,863

Utilities 0.1%
Windstream Units « (f)		5,118,377	151,460

Total Common Stocks (Cost $998,322)			741,457

SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III		981,359,647	9,545,685

Total Short-Term Instruments (Cost $9,541,368)			9,545,685

Total Investments in Affiliates (Cost $10,539,690)			10,287,142

Total Investments 151.3% (Cost $219,025,265)			$208,813,488
Financial Derivative Instruments (o)(q) 0.1%(Cost or Premiums, net $5,659,149)			77,927
Other Assets and Liabilities, net (51.4)%			(70,877,891)

Net Assets 100.0%			$138,013,524

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$249,375	$306,108	0.22%
Constellation Oil 'B'	06/10/2022	265	265	0.00
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021 - 03/27/2023	93,924	79,228	0.06
Drillco Holding Lux SA	06/08/2023	790	981	0.00
GHH Holdings Ltd. 7.145% due 12/04/2024	10/10/2018	97,476	92,580	0.07
Intelsat Emergence SA	06/19/2017 - 07/03/2023	612,233	227,390	0.16
NVHL SA 'A'	03/09/2012	0	5	0.00
NVHL SA 'B'	03/09/2012	0	5	0.00
NVHL SA 'C'	03/09/2012	0	5	0.00
NVHL SA 'D'	03/09/2012	0	5	0.00
NVHL SA 'E'	03/09/2012	0	4	0.00
NVHL SA 'F'	03/09/2012	0	4	0.00
NVHL SA 'G'	03/09/2012	0	4	0.00
NVHL SA 'H'	03/09/2012	0	4	0.00
NVHL SA 'I'	03/09/2012	0	4	0.00
NVHL SA 'J'	03/09/2012	0	4	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	29,624	137,861	0.10
Oracle Corp. 4.100% due 03/25/2061	03/22/2021	22,058	16,876	0.01
Project Luminous 8.362% due 12/15/2027	09/20/2023	80,120	80,351	0.06
Ripon Investments Financing Ltd. 0.000% due 02/12/2024	01/11/2023	3,130	3,285	0.00
SSB Manufacturing Co., Inc.	06/29/2023	2,432	18	0.00
Serta Simmons Bedding, Inc. Serta Simmons Bedding LLC	06/29/2023	2,432	18	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	2	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,033	575	0.00
Westmoreland Mining LLC	06/30/2023	961	508	0.00

		$1,202,749	$946,090	0.68%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(n)	REPURCHASE AGREEMENTS:

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$43,228	U.S. Treasury Notes 4.875% due 11/30/2025	$(44,093)	$43,228	$43,240

Total Repurchase Agreements	$(44,093)	$43,228	$43,240

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security	4.000%	02/01/2053	$(127)	$(113)	$(120)
Uniform Mortgage-Backed Security, TBA	1.500	01/01/2054	32,175	(23,955)	(25,066)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2039	300	(264)	(269)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2054	19,450	(14,855)	(15,901)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2054	1,950	(1,533)	(1,596)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2054	28,753	(24,514)	(24,465)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2054	2,301,697	(1,924,688)	(1,960,938)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2039	102,300	(100,222)	(100,414)
Uniform Mortgage-Backed Security, TBA	4.500	03/01/2054	804,500	(763,458)	(780,019)

Total Short Sales (2.1)%	$(2,853,602)	$(2,908,788)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31 2023 was $(9,161) at a weighted average interest rate of 0.420%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	8,007	$1,894,506	$(30,935)	$100	$0
Euro-Bund March Futures	03/2024	1,515	229,498	7,266	0	(2,375)
U.S. Treasury 2-Year Note March Futures	03/2024	1,343	276,543	2,425	168	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	14,613	1,724,562	75,443	0	(1,370)

$54,199	$268	$(3,745)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	2,457	$(591,338)	$9,137	$0	$(215)
3-Month SOFR Active Contract December Futures	03/2026	2,667	(646,314)	6,068	0	(233)
3-Month SOFR Active Contract June Futures	09/2024	3,094	(738,576)	16,301	0	(155)
3-Month SOFR Active Contract June Futures	09/2025	2,494	(603,486)	6,499	0	(249)
3-Month SOFR Active Contract March Futures	06/2024	4,111	(976,517)	25,090	0	(103)
3-Month SOFR Active Contract March Futures	06/2025	2,245	(542,055)	6,914	0	(225)
3-Month SOFR Active Contract March Futures	06/2026	2,497	(605,086)	5,560	0	(187)
3-Month SOFR Active Contract September Futures	12/2024	2,869	(687,879)	12,782	0	(215)
3-Month SOFR Active Contract September Futures	12/2025	2,038	(493,706)	4,783	0	(204)
Australia Government 10-Year Bond March Futures	03/2024	11,965	(951,240)	(26,962)	4,781	(5,881)
U.S. Treasury 5-Year Note March Futures	03/2024	317	(34,481)	(846)	0	(27)
U.S. Treasury 10-Year Note March Futures	03/2024	25,055	(2,828,475)	(73,976)	0	(192)
U.S. Treasury Long-Term Bond March Futures	03/2024	20,622	(2,576,461)	(193,507)	3,867	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	15,493	(2,069,768)	(182,815)	8,230	0

$(384,972)	$16,878	$(7,886)

Total Futures Contracts	$(330,773)	$17,146	$(11,631)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.318%		2,200	$(303)	$250	$(53)	$0	$(1)

							$(303)	$250	$(53)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2028	0.447%	EUR	25,700	$167	$507	$674	$7	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.565		$2,400	31	(10)	21	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.608		5,700	88	(34)	54	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750		23,900	(48)	299	251	0	(9)
Boeing Co.	1.000	Quarterly	12/20/2024	0.261		27,630	168	38	206	6	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.635		24,300	2,324	(1,265)	1,059	10	0
Ford Motor Co.	5.000	Quarterly	06/20/2026	1.223		6,700	744	(144)	600	0	(3)
Ford Motor Co.	5.000	Quarterly	12/20/2026	1.358		8,800	1,089	(190)	899	3	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	1.562		16,700	1,581	267	1,848	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	0.544		20,100	1,011	(551)	460	10	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.604		31,300	2,065	(691)	1,374	21	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.846		59,800	4,589	(939)	3,650	0	(15)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.966		20,000	903	653	1,556	6	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.145		21,300	2,083	(133)	1,950	0	(12)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2026	1.263		13,400	1,508	(102)	1,406	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.460		47,500	4,865	558	5,423	0	(17)
General Electric Co.	1.000	Quarterly	06/20/2026	0.286		44,800	471	300	771	0	(6)
General Electric Co.	1.000	Quarterly	12/20/2026	0.313		8,900	99	76	175	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.458	EUR	6,400	(461)	519	58	0	(2)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.508		34,900	(3,725)	4,104	379	11	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.659		55,200	(1,884)	2,404	520	2	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.759		244,400	(10,378)	12,331	1,953	151	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.843		28,700	(2,120)	2,296	176	6	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.561		$13,300	302	(160)	142	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.580		62,700	1,390	(633)	757	12	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.620		6,600	0	83	83	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.700		51,600	(104)	752	648	3	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739	10,000	(46)	166	120	3	0

$6,712	$20,501	$27,213	$255	$(68)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$205,800	$(1,977)	$(1,119)	$(3,096)	$11	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$187,179	$(466)	$1,275	$809	$0	$(22)
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	73,015	(348)	884	536	0	(4)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	217,028	(25,440)	21,195	(4,245)	15	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,472	(48)	43	(5)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	1,115,408	(44,696)	38,035	(6,661)	0	(246)
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	18,081	(1,487)	1,241	(246)	0	(13)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	103,850	(8,556)	6,932	(1,624)	0	(15)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	69,500	(4,888)	3,516	(1,372)	0	(12)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	672,000	(37,176)	17,969	(19,207)	0	(158)
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	8,010	739	(356)	383	2	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	12,843	1,229	(468)	761	2	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	721,292	17,436	29,682	47,118	40	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	296,044	7,184	14,050	21,234	1	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	56,580	85	3,837	3,922	1	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	52,587	(635)	3,937	3,302	0	(15)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	26,829	0	1,694	1,694	0	(11)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	4,363,524	37,821	224,674	262,495	0	(1,218)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	2,800	62	(12)	50	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	14,660	7	281	288	0	(2)
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	4,400	(1)	87	86	0	(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	20,100	163	247	410	0	(5)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	5,895,600	78,621	37,901	116,522	0	(1,526)

$19,606	$406,644	$426,250	$61	$(3,248)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	1,821,510	$179,001	$1,300	$180,301	$0	$(5,765)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	556,500	164,953	(22,843)	142,110	4,711	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	40,700	1,477	2,840	4,317	0	(431)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034	261,400	(15,505)	(19,383)	(34,888)	2,899	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.096	Annual	02/14/2052	62,400	(38,039)	2,830	(35,209)	0	(1,268)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052	29,900	(18,462)	1,349	(17,113)	0	(605)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052	29,900	(18,202)	1,383	(16,819)	0	(608)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052	59,900	(35,533)	2,935	(32,598)	0	(1,231)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	500,150	345,135	(33,049)	312,086	9,758	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054	3,400	(244)	(491)	(735)	104	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,085)	25,225	10,140	260	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	45,730,000	(2,247)	1,161	(1,086)	0	(51)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	275,310,000	53,872	(6,009)	47,863	528	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	1,037,000,000	10,945	194,540	205,485	2,282	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	93,523,200	560	16,469	17,029	293	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	45,656,000	44,542	(5,456)	39,086	1,491	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	11,112,000	4,659	2,110	6,769	372	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	01/26/2024	$306,100	(2,117)	(907)	(3,024)	0	(161)
Pay	1-Day USD-SOFR Compounded-OIS	1.088	Maturity	02/03/2024	463,700	(3,741)	(748)	(4,489)	0	(239)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024	682,700	(6,961)	2,770	(4,191)	0	(298)
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024	41,629,910	(68,644)	(41,361)	(110,005)	0	(3,264)
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024	24,501,000	(4,570)	15,936	11,366	0	(1,229)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024	921,100	(7,054)	(5,791)	(12,845)	0	(182)
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024	506,500	(3,639)	(2,968)	(6,607)	0	(93)
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024	2,025,700	(14,342)	(11,675)	(26,017)	0	(376)
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024	1,151,000	(7,765)	(6,108)	(13,873)	0	(188)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	07/21/2024	781,600	(10,898)	(6,707)	(17,605)	0	(202)
Pay	1-Day USD-SOFR Compounded-OIS	3.052	Annual	07/24/2024	779,600	(10,931)	(6,544)	(17,475)	0	(203)
Pay	1-Day USD-SOFR Compounded-OIS	3.010	Annual	07/25/2024	1,196,400	(17,139)	(10,148)	(27,287)	0	(319)
Pay	1-Day USD-SOFR Compounded-OIS	2.765	Annual	07/27/2024	779,100	(12,524)	(7,213)	(19,737)	0	(234)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024	170,100	(3,039)	(479)	(3,518)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	491,900	(9,118)	(1,303)	(10,421)	0	(108)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	159,700	(2,869)	(322)	(3,191)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	159,400	(2,701)	(285)	(2,986)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	159,400	(2,633)	(275)	(2,908)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	159,400	(2,584)	(269)	(2,853)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	159,500	(2,952)	(295)	(3,247)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	159,100	(1,090)	(2,329)	(3,419)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	0.350	Semi-Annual	11/05/2024	820,000	8,238	31,436	39,674	462	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	158,500	(1,149)	(1,832)	(2,981)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	242,700	(1,578)	(3,140)	(4,718)	0	(56)
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	163,400	(1,085)	(2,229)	(3,314)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	239,800	(1,517)	(3,491)	(5,008)	0	(56)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	323,000	(1,171)	(2,619)	(3,790)	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	323,000	(1,126)	(2,970)	(4,096)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	326,000	(1,011)	(2,954)	(3,965)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	325,000	(1,016)	(2,541)	(3,557)	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	0.600	Semi-Annual	12/14/2024	3,976,455	31,475	145,890	177,365	1,997	0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/14/2024	10,241,100	466,544	(19,780)	446,764	5,028	0
Receive	1-Day USD-SOFR Compounded-OIS	0.800	Semi-Annual	12/14/2024	10,221,000	455,451	(19,573)	435,878	4,902	0
Receive	1-Day USD-SOFR Compounded-OIS	0.350	Semi-Annual	12/18/2024	1,460,000	6,082	62,042	68,124	750	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	4,973,600	120,149	(4,050)	116,099	1,314	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	2,485,600	59,667	(3,278)	56,389	0	(304)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	21,464,640	(60,961)	(46,127)	(107,088)	1,992	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	12,635,250	308,274	(263,457)	44,817	1,860	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Receive(7)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	1,948,100	97,712	(7,800)	89,912	0	(753)
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,401,600	51,837	(5,795)	46,042	0	(551)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	5,411,800	(64,843)	(408,563)	(473,406)	0	(1,648)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	233,830	3,897	676	4,573	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	262,500	360	(1,930)	(1,570)	0	(97)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	415,700	(35,297)	1,127	(34,170)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	246,000	(19,628)	1,113	(18,515)	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	152,500	(12,177)	709	(11,468)	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	287,000	(24,222)	1,375	(22,847)	0	(76)
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	69,300	(5,818)	332	(5,486)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	146,200	(12,381)	732	(11,649)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	956,100	(91,992)	19,979	(72,013)	0	(240)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	218,900	(17,689)	1,950	(15,739)	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	301,850	(29,094)	7,224	(21,870)	0	(76)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	2,839,700	(221,239)	26,886	(194,353)	0	(673)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027	1,763,000	(34,688)	(88,031)	(122,719)	0	(429)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	324,900	(20,928)	(5,139)	(26,067)	31	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	230,500	(16,197)	(3,051)	(19,248)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,353,910	132,030	17,296	149,326	342	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	1,141,300	83,500	10,181	93,681	125	(38)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	475,000	(21,295)	(8,620)	(29,915)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	326,200	(17,356)	(1,713)	(19,069)	56	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	323,400	(10,029)	(5,879)	(15,908)	66	0
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027	832,600	(31,564)	4,129	(27,435)	220	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,290,000	(24,936)	(16,182)	(41,118)	346	0
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027	467,500	(343)	58,384	58,041	25	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	386,810	27,642	(4,454)	23,188	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	197,000	(907)	139	(768)	78	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	4,392,074	(660,898)	54,347	(606,551)	0	(197)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,844,111	49,187	(4,464)	44,723	0	(599)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	165,400	(8,264)	307	(7,957)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	168,000	(8,579)	332	(8,247)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	253,100	(12,159)	599	(11,560)	67	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	164,800	(9,863)	222	(9,641)	38	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	291,300	(1,056)	2,636	1,580	118	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	494,211	7,434	(59,723)	(52,289)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,157,596	5,177	(15,996)	(10,819)	0	(456)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	611,000	(1,365)	(60,159)	(61,524)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	86,750	(8,272)	(1,216)	(9,488)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	120,300	(13,896)	1,415	(12,481)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	144,450	(16,714)	1,800	(14,914)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	429,370	(13,903)	(2,232)	(16,135)	0	(198)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	931,450	130,970	6,645	137,615	101	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	4,021,540	417,058	12,238	429,296	34	(100)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	2,393,300	(45,527)	(270)	(45,797)	0	(1,025)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,833,235	180,095	(32,219)	147,876	346	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	5,206,670	250,358	(38,671)	211,687	357	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	335,900	(6,539)	3,451	(3,088)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	07/15/2030	1,390,000	277,526	(15,311)	262,215	703	0
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	07/28/2030	129,300	25,490	(1,729)	23,761	65	0
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	07/29/2030	122,100	24,301	(1,610)	22,691	64	0
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	08/05/2030	119,100	23,799	(1,690)	22,109	62	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	47,200	(103)	708	605	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	09/24/2030	150,000	30,405	(3,244)	27,161	78	0
Receive	1-Day USD-SOFR Compounded-OIS	0.725	Semi-Annual	09/25/2030	150,000	30,062	(3,263)	26,799	77	0
Receive	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/01/2030	150,000	31,144	(1,188)	29,956	80	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	219,500	41,566	(4,260)	37,306	113	0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030	757,500	92,587	50,389	142,976	421	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	3,023,360	59,184	(61,821)	(2,637)	377	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	473,880	(21,722)	(3,144)	(24,866)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	04/12/2031	888,400	(4,256)	(138,148)	(142,404)	0	(425)
Pay	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	421,300	84	(64,789)	(64,705)	0	(73)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/11/2031	1,000,000	4,178	(154,141)	(149,963)	0	(513)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/12/2031	1,000,000	(166,893)	16,937	(149,956)	0	(513)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	243,400	11,752	36,187	47,939	154	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	7,602,290	(1,650,792)	157,134	(1,493,658)	0	(4,645)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	742,300	(20,971)	2,124	(18,847)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	54,100	9,691	(960)	8,731	32	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	178,300	32,057	(3,176)	28,881	100	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	42,350	(378)	(5,707)	(6,085)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	144,550	(2,262)	(19,257)	(21,519)	0	(91)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	182,700	(27,818)	(1,371)	(29,189)	0	(104)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	127,720	(18,423)	(740)	(19,163)	0	(71)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	262,800	(29,548)	(2,348)	(31,896)	0	(158)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	172,450	(25,414)	(908)	(26,322)	0	(97)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	651,050	(93,101)	(515)	(93,616)	0	(373)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	324,550	(45,166)	(80)	(45,246)	0	(183)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	5,143,500	814,751	(108,016)	706,735	3,097	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	44,875	8,386	(125)	8,261	31	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	413,273	62,250	(2,595)	59,655	297	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,041,770	285,051	(54,931)	230,120	1,741	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	7,665,070	211,576	(143,698)	67,878	4,420	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	5,784,570	(285,193)	233,154	(52,039)	3,211	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	340,200	(14,842)	6,375	(8,467)	0	(208)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,192,605	80,322	(21,008)	59,314	1,000	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	223,900	(6,237)	4,573	(1,664)	0	(131)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	117,200	(1,886)	2,623	737	0	(67)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	112,600	(914)	2,594	1,680	0	(63)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	59,500	(584)	1,432	848	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	64,000	(604)	1,557	953	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	188,900	(1,410)	4,782	3,372	0	(108)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	95,000	(404)	2,457	2,053	0	(54)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	239,500	911	6,301	7,212	0	(133)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	282,100	2,212	7,681	9,893	0	(157)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	222,000	5,616	6,372	11,988	0	(118)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	159,000	3,897	4,594	8,491	0	(85)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	157,500	4,054	4,564	8,618	0	(84)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	200,700	2,883	5,727	8,610	0	(111)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	93,700	2,454	2,745	5,199	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	97,400	2,352	2,854	5,206	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	78,200	2,210	2,324	4,534	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	98,300	2,940	2,935	5,875	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	49,200	1,513	1,477	2,990	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	49,200	1,613	1,481	3,094	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	46,000	2,026	1,405	3,431	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	56,700	(207)	4,727	4,520	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	52,000	(212)	4,294	4,082	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100,800	(423)	8,464	8,041	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	103,100	(469)	(6,115)	(6,584)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	103,200	(450)	(4,342)	(4,792)	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	102,600	(431)	(3,663)	(4,094)	61	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	890,960	(27,654)	29,584	1,930	0	(616)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	51,800	(220)	(1,395)	(1,615)	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	105,100	(451)	(2,947)	(3,398)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	51,600	(223)	(1,014)	(1,237)	23	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	51,600	(223)	(1,274)	(1,497)	23	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	51,600	(236)	(718)	(954)	0	(954)
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	03/12/2050	1,085,000	563,783	(54,426)	509,357	3,168	0
Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050	1,343,300	5,165	625,400	630,565	4,111	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	03/30/2051	3,900	796	898	1,694	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	66,100	9,153	16,907	26,060	238	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	3,516,800	1,663,807	(177,497)	1,486,310	12,644	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	89,100	34,101	(5,117)	28,984	317	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	06/15/2052	75,000	39,117	(3,754)	35,363	244	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	54,400	18,803	(2,249)	16,554	206	0
Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	06/17/2052	97,800	41,087	5,429	46,516	315	0
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	06/22/2052	75,000	38,806	(3,839)	34,967	246	0
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	06/28/2052	48,500	5,217	17,148	22,365	159	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	724,700	251,835	(43,941)	207,894	2,752	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		56,400	(6,615)	3,023	(3,592)	0	(238)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		77,700	(5,123)	5,114	(9)	0	(333)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		42,100	(8,856)	2,316	(6,540)	0	(173)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		41,900	(8,910)	2,307	(6,603)	0	(172)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		64,400	(14,023)	3,526	(10,497)	0	(264)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		31,400	505	2,406	2,911	0	(137)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		31,800	794	2,460	3,254	0	(140)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		30,800	715	2,381	3,096	0	(135)
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	232,000	(914)	(39)	(953)	0	(20)
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		154,200	(594)	(25)	(619)	0	(13)
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		190,800	(578)	(15)	(593)	0	(16)
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		521,200	(129)	107	(22)	0	(44)
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		866,500	85	208	293	0	(73)
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		435,900	153	116	269	0	(37)
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		427,100	158	115	273	0	(36)
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		872,100	381	239	620	0	(73)
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		608,600	(896)	406	(490)	0	(77)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		307,400	(426)	208	(218)	0	(39)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		508,300	(614)	352	(262)	0	(64)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,282,200	(1,118)	931	(187)	0	(162)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		1,272,700	(990)	936	(54)	0	(161)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		1,260,600	(945)	931	(14)	0	(160)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		920,300	(1,059)	1,017	(42)	0	(108)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		227,200	(218)	256	38	0	(27)
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		1,041,400	(1,033)	1,167	134	0	(122)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,963,600	(1,584)	2,236	652	0	(231)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		488,500	(298)	566	268	0	(58)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		280,100	205	358	563	0	(37)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		141,400	125	183	308	0	(19)
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		141,500	138	185	323	0	(19)
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		72,600	265	114	379	0	(10)
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		314,300	1,177	496	1,673	0	(41)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		750,900	3,511	1,255	4,766	0	(98)
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	(5,720)	187	(5,533)	113	0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	39,316	(47,862)	(8,546)	258	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	(4,364)	1,148	(3,216)	118	0
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	(532)	490	(42)	42	0
Receive	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2047		14,000	920	3,349	4,269	15	0
Receive	3-Month CAD-Bank Bill	1.300	Semi-Annual	06/16/2047		340,700	101,204	(10,059)	91,145	271	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	1,212,200	(8,467)	9,315	848	0	(343)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		609,900	(4,347)	4,726	379	0	(166)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/11/2024		406,600	(2,965)	3,255	290	0	(108)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		837,700	(6,241)	6,846	605	0	(210)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		411,000	(3,014)	4,095	1,081	0	(85)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		380,000	(2,843)	3,913	1,070	0	(76)
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		379,600	(2,903)	3,967	1,064	0	(73)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		565,900	(5,110)	5,756	646	0	(115)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		381,000	(3,455)	3,900	445	0	(79)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028		141,000	(267)	(3,073)	(3,340)	523	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		116,300	(218)	(2,354)	(2,572)	437	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		70,000	(113)	(1,718)	(1,831)	278	0
Receive(7)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		81,400	(157)	(1,214)	(1,371)	0	(1,371)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		46,900	(1,205)	(1,599)	(2,804)	533	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		58,700	0	(3,167)	(3,167)	666	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		82,200	(311)	(3,539)	(3,850)	931	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		94,000	(355)	(3,887)	(4,242)	1,070	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		93,000	(334)	(3,160)	(3,494)	1,067	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		58,400	(194)	(2,140)	(2,334)	678	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	637,200	586	45	631	0	(31)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		525,100	488	38	526	0	(26)
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,964,800	1,848	140	1,988	0	(96)
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		1,328,900	1,271	96	1,367	0	(65)
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		793,900	754	57	811	0	(39)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		1,339,900	1,368	101	1,469	0	(65)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		1,358,100	1,386	102	1,488	0	(66)
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		1,383,600	1,424	104	1,528	0	(68)
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		1,353,700	1,635	115	1,750	0	(65)
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		629,400	537	43	580	0	(31)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,625,100	1,489	114	1,603	0	(80)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		663,400	615	47	662	0	(32)
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		673,900	633	48	681	0	(33)
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		674,700	805	56	861	0	(33)
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		1,354,200	1,094	87	1,181	0	(67)
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		1,402,200	1,250	96	1,346	0	(69)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		407,700	372	28	400	0	(20)
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024	AUD	1,180,600	(11,130)	2,381	(8,749)	0	(15)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	(8,233)	2,809	(5,424)	140	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(732)	187	(545)	6	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	(44,781)	11,067	(33,714)	0	(933)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,665,500	(23,460)	54,329	30,869	1,324	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024	EUR	38,100	1,006	7	1,013	20	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		143,000	(3,446)	(1,801)	(5,247)	0	(69)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		16,600	751	(53)	698	10	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	240,911	51,983	292,894	0	(1,223)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	45,434	1,505	46,939	423	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	2,710	(867)	1,843	23	0
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	21,877	5,533	27,410	225	0
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	35,378	8,677	44,055	341	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	18,107	4,289	22,396	176	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	1,517	(137)	1,380	17	0
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		9,900	861	(68)	793	10	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(22,990)	7,520	(15,470)	0	(311)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(9,973)	3,198	(6,775)	0	(133)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(45,037)	15,942	(29,095)	0	(685)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(45,034)	18,848	(26,186)	0	(779)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(21,680)	9,221	(12,459)	0	(383)
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(30,289)	4,193	(26,096)	0	(1,258)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		126,800	3,508	1,979	5,487	0	(397)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		121,000	3,826	1,954	5,780	0	(392)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		123,900	(2,870)	(2,046)	(4,916)	422	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		58,800	(1,327)	(997)	(2,324)	208	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		58,900	(1,111)	(1,006)	(2,117)	211	0
Pay(7)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		860,800	40,134	(433)	39,701	0	(3,079)
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	82,942	305,114	388,056	0	(36,506)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		279,900	51,103	(1,399)	49,704	1,443	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	23,882	82,185	106,067	0	(12,348)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		451,200	76,728	(8,617)	68,111	2,645	0
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	21,604	(192)	21,412	719	0
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030		120,000	21,611	(193)	21,418	719	0
Receive	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030		120,000	21,724	(247)	21,477	716	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030		120,000	21,881	(249)	21,632	716	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030		120,000	21,881	(295)	21,586	716	0
Receive	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030		120,000	21,503	(331)	21,172	716	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030		120,000	21,945	(405)	21,540	713	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(6,296)	10,272	3,976	0	(2,465)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		68,000	2,684	2,129	4,813	0	(736)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		202,700	8,465	6,588	15,053	0	(2,209)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		75,400	(2,796)	(2,533)	(5,329)	842	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		75,000	(2,057)	(2,525)	(4,582)	844	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		35,400	(1,413)	(1,212)	(2,625)	400	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		73,200	(3,092)	(2,524)	(5,616)	832	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		1,559,000	(27,187)	(54,504)	(81,691)	17,383	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(3,236)	5,226	1,990	0	(1,542)
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	345,379	286,912	12,022	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	1,166,522	(135,271)	1,031,251	50,828	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(190)	17	(173)	0	(8)
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	284,487	(42,654)	241,833	19,033	0
Receive	28-Day MXN-TIIE	6.380	Lunar	02/15/2024	MXN	1,320,000	796	(140)	656	44	0
Receive	28-Day MXN-TIIE	6.405	Lunar	02/16/2024		2,640,000	1,605	(300)	1,305	88	0
Receive	28-Day MXN-TIIE	6.410	Lunar	02/16/2024		2,100,000	1,276	(239)	1,037	70	0
Receive	28-Day MXN-TIIE	7.170	Lunar	03/15/2024		7,700,000	5,394	(690)	4,704	223	0
Pay	28-Day MXN-TIIE	6.620	Lunar	03/19/2024		1,450,000	(1,188)	191	(997)	0	(47)
Pay	28-Day MXN-TIIE	6.670	Lunar	03/20/2024		225,000	(184)	31	(153)	0	(7)
Pay	28-Day MXN-TIIE	6.011	Lunar	04/01/2024		1,350,000	(1,387)	14	(1,373)	0	(49)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		3,812,100	2,024	(47)	1,977	72	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		1,598,100	860	(28)	832	30	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		1,031,100	540	(21)	519	19	0
Receive	28-Day MXN-TIIE	4.720	Lunar	07/31/2024		2,460,000	0	5,746	5,746	97	0
Pay	28-Day MXN-TIIE	4.805	Lunar	09/05/2024		590,000	0	(1,495)	(1,495)	0	(22)
Receive	28-Day MXN-TIIE	6.377	Lunar	09/05/2024		1,180,000	2,388	(143)	2,245	31	0
Pay	28-Day MXN-TIIE	6.660	Lunar	09/05/2024		700,000	(1,332)	80	(1,252)	0	(17)
Pay	28-Day MXN-TIIE	6.730	Lunar	09/05/2024		495,000	(927)	56	(871)	0	(12)
Pay	28-Day MXN-TIIE	4.865	Lunar	10/09/2024		580,000	0	(1,757)	(1,757)	0	(20)
Pay	28-Day MXN-TIIE	4.840	Lunar	10/14/2024		1,140,000	0	(3,450)	(3,450)	0	(39)
Receive	28-Day MXN-TIIE	4.715	Lunar	12/05/2024		555,000	0	1,966	1,966	21	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	20,410	(30,805)	(10,395)	0	(132)
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025		1,070,000	3,018	(24)	2,994	35	0
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025		1,070,000	3,015	(24)	2,991	35	0
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025		1,075,000	3,027	(24)	3,003	36	0
Receive	28-Day MXN-TIIE	6.408	Lunar	02/12/2025		1,530,000	4,295	(34)	4,261	51	0
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025		1,750,000	4,834	(28)	4,806	55	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		1,604,600	(5,315)	(1,378)	(6,693)	0	(54)
Pay	28-Day MXN-TIIE	5.065	Lunar	10/08/2025		470,000	0	(2,329)	(2,329)	0	(13)
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	(12,400)	227	(12,173)	0	(201)
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027		2,700,000	23,698	(26,777)	(3,079)	0	(47)
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		456,500	556	(76)	480	7	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		317,600	216	(66)	150	4	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		3,177,000	897	(19,769)	(18,872)	0	(103)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	2,567	(385)	2,182	0	0
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027		8,700,000	(34,161)	73,141	38,980	94	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	48	(9)	39	0	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	1,398	(138)	1,260	1	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	63	(7)	56	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	1,427	(223)	1,204	2	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	1,057	(169)	888	1	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		2,171,500	(2,570)	687	(1,883)	0	(13)
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		3,943,100	(2,971)	1,727	(1,244)	0	(24)
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		5,214,000	(4,440)	2,034	(2,406)	0	(33)
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		2,628,900	(2,079)	1,042	(1,037)	0	(17)
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		1,330,000	(820)	538	(282)	0	(8)
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		7,914,500	(4,774)	3,201	(1,573)	0	(46)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028	1,373,000	(633)	565	(68)	0	(7)
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028	2,739,800	(1,167)	1,130	(37)	0	(14)
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028	549,200	(229)	226	(3)	0	(3)
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028	1,385,600	(547)	572	25	0	(7)
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028	1,369,900	(511)	566	55	0	(7)
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028	2,149,000	(1,082)	926	(156)	0	(12)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032	175,600	726	(146)	580	3	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	726,600	2,997	(605)	2,392	11	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	158,800	(7)	(144)	(151)	1	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	422,600	26	(382)	(356)	3	0
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034	1,750,000	68	2,087	2,155	0	(4)
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	64,600	434	(82)	352	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	1,486,300	5,088	(2,126)	2,962	0	(28)
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	2,416,000	(10,821)	6,139	(4,682)	1,110	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(17,065)	1,190	(15,875)	276	0
Pay	UKRPI	4.055	Maturity	09/15/2031	97,100	(15,050)	1,142	(13,908)	251	0
Pay	UKRPI	4.066	Maturity	09/15/2031	188,200	(28,892)	2,231	(26,661)	484	0
Pay	UKRPI	4.020	Maturity	10/15/2031	136,900	(21,740)	1,597	(20,143)	359	0
Pay	UKRPI	4.140	Maturity	10/15/2031	263,700	(37,627)	3,336	(34,291)	664	0
Pay	UKRPI	4.400	Maturity	10/15/2031	119,600	(12,820)	1,771	(11,049)	273	0
Pay	UKRPI	4.250	Maturity	11/15/2031	267,100	(32,869)	3,686	(29,183)	780	0

$5,966,238	$287,693	$6,253,931	$211,342	$(109,320)

Total Swap Agreements	$5,990,276	$713,969	$6,704,245	$211,669	$(112,637)

(p)

Securities with an aggregate market value of $3,180,626 and cash of $28,591 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Unsettled variation margin liability of $(73) for closed futures is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	$15,587	AUD	23,531	$451	$0
03/2024	CNH	2,613,990	$362,666	0	(6,291)
BOA	01/2024	GBP	252,771	321,056	0	(1,150)
01/2024	NZD	1,398	852	0	(32)
01/2024	$11,527	GBP	9,115	92	0
01/2024	8,970	MXN	152,584	0	(24)
01/2024	251	NOK	2,674	12	0
01/2024	ZAR	183,429	$9,542	0	(472)
03/2024	CNH	3,829,994	528,844	0	(11,748)
03/2024	IDR	1,674,719,047	106,874	0	(1,887)
03/2024	$17,077	IDR	266,780,361	249	0
03/2024	162,443	INR	13,592,854	330	0
06/2024	KRW	47,388,735	$36,426	0	(516)
BPS	01/2024	BRL	397,697	82,390	519	0
01/2024	DKK	12,937	1,908	0	(8)
01/2024	EUR	110,436	119,311	0	(2,633)
01/2024	GBP	1,907,091	2,413,229	0	(17,725)
01/2024	HUF	27,556,356	78,433	0	(989)
01/2024	IDR	2,139,695	137	0	(2)
01/2024	JPY	15,594,100	106,299	0	(4,367)
01/2024	KRW	24,042,179	18,300	0	(277)
01/2024	MXN	853,875	46,569	0	(3,491)
01/2024	TWD	1,325,120	42,352	0	(1,031)
01/2024	$17,268	AUD	26,075	508	(4)
01/2024	16,850	BRL	82,759	187	0
01/2024	3,826	CAD	5,145	57	0
01/2024	22,024	EUR	19,900	0	(51)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024		46,888	GBP	36,902	151	0
	01/2024		21	HUF	7,146	0	0
	01/2024		45,750	IDR	707,638,172	218	0
	01/2024		1,678,499	JPY	246,104,721	68,026	0
	01/2024		249	KRW	321,064	0	(1)
	01/2024		920	TRY	27,493	2	0
	01/2024		14,070	ZAR	261,260	194	0
	02/2024	TWD	15,209,635		$477,743	0	(24,758)
	02/2024		$126,488	BRL	639,201	4,886	0
	03/2024	CNH	2,546,153		$353,779	0	(5,603)
	03/2024	IDR	13,862,066		881	0	(19)
	03/2024	TWD	21,465,430		690,017	0	(20,995)
	03/2024		$4,295	CNH	31,080	92	0
	03/2024		155,000	IDR	2,382,446,127	113	(390)
	03/2024		166,013	INR	13,886,980	282	0
	04/2024		82,390	BRL	401,710	0	(373)
	06/2024	KRW	303,285,555		$232,150	1	(4,280)
BRC	01/2024	CAD	161,627		118,855	0	(3,136)
	01/2024	GBP	14,879		18,811	0	(155)
	01/2024	IDR	59,889,156		3,885	0	(6)
	01/2024	KRW	53,953,525		41,750	34	0
	01/2024		$3,223	AUD	4,900	117	0
	01/2024		1,265	CAD	1,688	9	0
	01/2024		9,419	GBP	7,478	113	0
	01/2024		2,442	MXN	43,294	96	0
	01/2024		209,979	TRY	6,299,198	736	(41)
	01/2024		42,926	TWD	1,318,036	225	0
	01/2024		36,522	ZAR	680,175	612	0
	02/2024		194,794	BRL	974,786	5,553	0
	02/2024		185,092	TRY	5,637,744	482	(552)
	02/2024		16	TWD	513	1	0
	03/2024	TWD	1,391,954		$45,779	0	(328)
	03/2024		$29,003	IDR	450,377,937	246	0
	03/2024		227,712	TRY	7,164,920	209	(1,456)
	04/2024		206,485		6,659,217	0	(2,546)
	06/2024	KRW	312,280,527		$239,259	0	(4,183)
BSH	01/2024		$2,603	MXN	47,948	208	0
CBK	01/2024	BRL	78,625		$16,086	0	(100)
	01/2024	CAD	13,109		9,644	0	(251)
	01/2024	CHF	347		398	0	(15)
	01/2024	EUR	1,351,117		1,478,788	0	(13,122)
	01/2024	GBP	17,404		22,032	0	(153)
	01/2024	HUF	8,871,418		25,331	0	(238)
	01/2024	IDR	560,484,721		36,413	4	0
	01/2024	MXN	5,844,476		330,902	0	(11,744)
	01/2024		$18,036	AUD	26,747	204	(10)
	01/2024		233,210	BRL	1,158,938	5,372	0
	01/2024		5,135	CAD	6,955	114	0
	01/2024		25,571	EUR	23,104	0	(60)
	01/2024		84,440	GBP	66,695	576	0
	01/2024		699,379	MXN	12,258,322	19,295	0
	01/2024		63	TRY	1,864	0	0
	01/2024		119,938	ZAR	2,210,969	769	0
	01/2024	ZAR	879,076		$46,624	0	(1,368)
	02/2024		$23,593	BRL	117,481	553	0
	02/2024		4,684	TRY	143,763	0	(20)
	03/2024	IDR	5,675,316		$366	0	(2)
	03/2024	ILS	762		209	0	(2)
	03/2024	PEN	205,028		54,348	0	(944)
	03/2024	TWD	223,770		7,081	0	(331)
	03/2024		$422,492	BRL	2,076,884	2,485	0
	03/2024		56,991	IDR	876,935,232	0	(40)
	03/2024		2,043	TRY	64,167	0	(21)
	06/2024	KRW	2,101,557		$1,624	0	(14)
	06/2024		$84	KRW	109,066	1	0
DUB	01/2024	BRL	1,224,950		$250,000	0	(2,172)
	01/2024	CAD	5,565		4,096	0	(105)
	01/2024	CLP	16,494,032		18,666	0	(40)
	01/2024	EUR	265,812		290,154	0	(3,356)
	01/2024	KRW	30,737,905		23,650	0	(89)
	01/2024		$3,287	MXN	56,364	18	0
	03/2024	CNH	82,757		$11,485	0	(196)
	03/2024		$21,935	IDR	340,988,369	213	(4)
	03/2024		25,000	TRY	786,875	0	(134)
	04/2024		250,000	BRL	1,237,510	2,663	0
	06/2024	KRW	337,591,180		$259,360	0	(3,812)
FAR	01/2024	BRL	2,253,919		463,097	46	(947)
	01/2024	GBP	601,089		752,739	0	(13,464)
	01/2024		$186,967	GBP	146,587	0	(113)
	02/2024		1,191,134	BRL	5,965,440	34,937	0
	03/2024		600,000		2,963,340	6,366	0
	04/2024		321,973		1,584,679	1,571	0
GLM	01/2024	CAD	1,971,636		$1,452,311	56	(35,885)
	01/2024	DKK	17,139		2,528	0	(11)
	01/2024	EUR	1,446,866		1,580,999	0	(16,637)
	01/2024		$727,142	BRL	3,652,056	24,681	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024		3,433	CAD	4,648	75	0
	01/2024		7,827	GBP	6,144	5	0
	01/2024		20,758	MXN	361,056	414	(5)
	01/2024		167,102	TRY	5,102,096	2,222	0
	01/2024		10,904	ZAR	203,888	226	0
	01/2024	ZAR	493,651		$25,930	0	(1,014)
	02/2024	BRL	7,754		1,600	6	0
	02/2024		$332,100	BRL	1,670,036	11,141	0
	02/2024		55,738	TRY	1,699,888	1	(332)
	03/2024	CNH	1,138,510		$157,793	0	(2,904)
	03/2024	IDR	32,876,879		2,058	0	(77)
	03/2024		$226,493	IDR	3,484,528,753	118	(316)
	03/2024		186,635	TRY	5,855,555	0	(1,702)
	06/2024	KRW	54,953,970		$42,178	0	(662)
JPM	01/2024	BRL	1,177,865		241,315	0	(1,163)
	01/2024	EUR	1,021,392		1,115,861	0	(11,964)
	01/2024	HUF	34,501,622		98,289	0	(1,149)
	01/2024		$46,300	IDR	712,418,100	0	(21)
	01/2024		18,337	KRW	23,719,641	0	(10)
	01/2024		6,030	MXN	105,243	140	0
	01/2024		44,704	TRY	1,335,110	44	(8)
	02/2024	TWD	1,663,169		$51,924	0	(3,025)
	02/2024		$1,288	BRL	6,316	10	0
	02/2024		1,853	TRY	56,531	0	(6)
	03/2024	CNH	1,984,381		$275,196	0	(4,894)
	03/2024	IDR	2,381,277,406		153,504	0	(1,143)
	03/2024	TWD	100,287		3,174	0	(148)
	03/2024		$799,971	BRL	3,949,057	8,094	0
	03/2024		95,697	IDR	1,477,460,610	253	0
	03/2024		169,271	INR	14,151,404	191	0
	04/2024		241,315	BRL	1,189,931	1,633	0
	06/2024	KRW	374,587,170		$288,719	5	(3,299)
MBC	01/2024	EUR	402,652		439,798	0	(4,813)
	01/2024	HUF	1,301,571		3,698	0	(53)
	01/2024	JPY	3,000,000		21,050	0	(240)
	01/2024		$8,508	AUD	12,762	191	0
	01/2024		12,018	EUR	10,983	110	0
	01/2024		5,900	GBP	4,634	7	0
	01/2024		11,982	TRY	356,567	17	(3)
	01/2024		2,533	ZAR	48,410	110	0
	02/2024		9,526	TRY	289,862	0	(26)
	03/2024	CNH	1,049,415		$146,827	0	(1,295)
	03/2024		$116,739	IDR	1,799,571,839	130	0
	03/2024		69	TWD	2,189	3	0
MYI	01/2024	HUF	6,072,614		$17,259	0	(243)
	01/2024	TRY	10,442		355	1	0
	01/2024		$8,089	GBP	6,333	0	(17)
	01/2024		1,084,624	JPY	159,904,940	50,169	0
	01/2024		1,482	MXN	26,818	90	0
	01/2024		5,741	TRY	171,663	12	0
	01/2024		60,692	ZAR	1,116,461	271	0
	02/2024		355	TRY	10,765	0	(2)
	03/2024	CNH	2,494,437		$345,892	0	(6,191)
	03/2024	IDR	921,856,856		59,893	25	0
	03/2024		$399,229	IDR	6,145,586,847	284	(401)
	06/2024	KRW	197,449,954		$151,809	0	(2,115)
NGF	03/2024	TWD	4,479,462		142,522	0	(5,854)
	03/2024		$390,962	INR	32,705,507	684	0
RBC	01/2024		2,088	MXN	36,122	30	0
RYL	01/2024	GBP	702,112		$888,627	0	(6,349)
SCX	01/2024	CAD	5,568		4,100	0	(103)
	01/2024	EUR	275,323		300,494	0	(3,519)
	01/2024	GBP	1,064,311		1,346,224	0	(10,445)
	01/2024	SEK	29,248		2,816	0	(84)
	01/2024		$3,257	CAD	4,314	3	(4)
	01/2024		16,863	JPY	2,458,400	584	0
	01/2024		10,000	TRY	296,449	0	(8)
	01/2024	ZAR	165,589		$8,730	0	(311)
	03/2024	CNH	2,448,934		338,274	0	(7,386)
	03/2024	IDR	2,199,499,156		141,658	0	(1,184)
	03/2024	TWD	18,004,614		578,326	0	(18,051)
	03/2024		$142,417	IDR	2,208,143,420	1,344	(359)
	03/2024		375,847	INR	31,432,087	549	0
	06/2024	KRW	85,523,922		$65,885	0	(786)
SOG	01/2024		$49,371	BRL	240,647	169	0
	01/2024		4,603	MXN	84,448	348	0
	01/2024		230	TWD	7,019	0	0
	03/2024	TWD	6,934		$230	0	0
SSB	01/2024	GBP	1,572,336		1,984,066	0	(20,178)
TOR	01/2024	JPY	164,304		1,120	0	(46)
	03/2024	CNH	1,184,362		164,039	0	(3,130)
	03/2024	IDR	566,353,374		35,894	0	(887)
UAG	01/2024	CAD	2,452,171		1,807,802	0	(43,033)
	01/2024	GBP	905,330		1,144,735	0	(9,282)
	01/2024	MXN	303,933		17,169	0	(650)
	01/2024	TRY	774,104		26,348	79	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024		$5,140	AUD	7,748		140	0
	01/2024		114,756	JPY	16,811,875		4,552	0
	01/2024		173,371	ZAR	3,309,457		7,308	0
	02/2024		26,348	TRY	798,344		0	(158)
	03/2024	IDR	173,229		$11		0	0

Total Forward Foreign Currency Contracts							$276,723	$(407,968)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	174,900	$28,054	$18,098
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	285,300	45,762	61,586
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	605,500	8,174	1,174
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	605,500	8,174	14,849
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	122,300	19,813	12,272
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	177,300	28,722	39,481
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	1,798,800	13,491	1,582
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	1,798,800	13,491	22,616
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	1,277,500	17,566	3,329
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	1,277,500	17,566	24,691
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	140,900	18,592	9,190
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	158,900	20,967	30,417
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	141,400	22,426	14,486
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	159,400	25,281	34,486
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	1,955,700	27,966	5,476
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	1,955,700	27,966	36,088

Total Purchased Options							$344,011	$329,821

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	31,300	$(131)	$(124)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	31,300	(131)	(63)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	52,200	(239)	(387)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	52,200	(239)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	101,200	(454)	(1,271)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	101,200	(454)	(27)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	84,500	(663)	(23)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	84,500	(663)	(1,353)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	104,100	(427)	(330)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	104,100	(427)	(303)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	70,000	(258)	(790)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	70,000	(258)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	44,700	(176)	(133)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	44,700	(176)	(132)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	201,500	(1,552)	(67)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	201,500	(1,552)	(2,989)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	260,300	(2,037)	(71)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	260,300	(2,037)	(4,173)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	287,400	(2,220)	(93)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	287,400	(2,220)	(4,299)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	78,700	(364)	(565)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	78,700	(364)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	76,700	(327)	(217)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	81,000	(353)	(1,040)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	76,700	(327)	(127)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	81,000	(353)	(21)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	246,400	(1,933)	(68)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	246,400	(1,933)	(3,929)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	165,700	(1,251)	(52)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	165,700	(1,251)	(2,564)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	103,600	(471)	(1,677)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	105,000	(538)	(1,106)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	105,000	(525)	(1,340)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	105,000	(538)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	105,000	(525)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	101,300	(432)	(340)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	101,300	(432)	(141)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	52,100	(217)	(203)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	52,100	(217)	(107)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	103,700	(420)	(295)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	103,700	(420)	(335)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	116,100	(266)	(404)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	116,100	(266)	(4)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	50,300	(230)	(792)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	50,300	(230)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	52,300	(259)	(272)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	52,300	(259)	(90)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	52,000	(213)	(140)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	52,000	(213)	(177)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	51,100	(221)	(160)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	51,100	(221)	(261)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	93,700	(340)	(1,478)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	93,700	(340)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	70,100	(279)	(541)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	70,100	(279)	(43)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	105,300	(495)	(1,889)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	105,300	(495)	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	104,700	(508)	(593)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	52,200	(245)	(341)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	104,700	(508)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	52,200	(245)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	50,100	(229)	(789)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	50,100	(229)	(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	69,600	(295)	(183)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	69,600	(295)	(125)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	201,000	(1,548)	(67)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	201,000	(1,548)	(2,991)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	201,000	(1,533)	(70)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	201,000	(1,533)	(2,898)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	52,300	(255)	(264)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	52,300	(255)	(93)

							$(43,337)	$(45,452)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap	2.596%	1-Day USD-SOFR Compounded-OIS		07/23/2025	1,798,800	$(15,754)	$(24,477)
	Put - OTC 1-Year Interest Rate Floor	3.018	1-Day USD-SOFR Compounded-OIS		07/24/2024	3,597,600	(14,360)	(145)
	Put - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS		07/23/2025	1,798,800	(15,755)	(3,622)
FAR	Call - OTC 2-Year Interest Rate Cap	2.224	1-Day USD-SOFR Compounded-OIS		08/08/2026	605,500	(10,445)	(16,804)
MYC	Call - OTC 2-Year Interest Rate Cap	2.550	1-Day USD-SOFR Compounded-OIS		07/23/2026	1,277,500	(22,593)	(30,072)
NGF	Call - OTC 2-Year Interest Rate Cap	2.618	1-Day USD-SOFR Compounded-OIS		07/25/2026	1,955,700	(35,887)	(44,224)
FAR	Put - OTC 2-Year Interest Rate Floor	2.224	1-Day USD-SOFR Compounded-OIS		08/08/2026	605,500	(10,445)	(3,233)
MYC	Put - OTC 2-Year Interest Rate Floor	2.550	1-Day USD-SOFR Compounded-OIS		07/23/2026	1,277,500	(22,593)	(8,508)
NGF	Put - OTC 2-Year Interest Rate Floor	2.618	1-Day USD-SOFR Compounded-OIS		07/25/2026	1,955,700	(35,887)	(13,852)

							$(183,719)	$(144,937)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054			$97.891	01/09/2024	110,500	$(432)	$(1,251)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054			101.094	02/06/2024	87,000	(347)	(703)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054			99.227	02/06/2024	56,500	(309)	(36)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054			101.227	02/06/2024	56,500	(212)	(409)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054			98.406	01/09/2024	57,500	(260)	(409)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054			95.813	02/06/2024	110,500	(609)	(492)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054			97.813	02/06/2024	110,500	(574)	(601)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054			98.469	01/09/2024	93,000	(429)	(619)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054			99.906	01/09/2024	52,500	(135)	(38)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054			96.813	02/06/2024	89,000	(236)	(168)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054			100.813	02/06/2024	89,000	(149)	(158)

							$(3,692)	$(4,884)

Total Written Options							$(230,748)	$(195,273)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.239%	EUR	5,300	$72	$(95)	$0	$(23)
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.239		20,000	169	(257)	0	(88)
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.239		10,000	90	(134)	0	(44)
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.239		40,000	371	(547)	0	(176)

								$702	$(1,033)	$0	$(331)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.239%		$10,600	$(464)	$397	$0	$(67)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	0.267		7,900	(724)	754	30	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587		39,800	(4,386)	4,558	172	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990		47,700	(2,287)	2,320	33	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154		3,100	(276)	260	0	(16)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587		4,400	(316)	335	19	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.189		2,600	(445)	439	0	(6)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769		140,500	(6,441)	7,399	958	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	0.267		82,100	(7,269)	7,584	315	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587		171,490	(21,145)	21,886	741	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.279		89,500	(1,546)	2,198	652	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.134		14,900	(152)	218	66	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.212		49,600	195	199	394	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990		6,100	(219)	223	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.106		40,400	(653)	839	186	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	0.267		11,000	(985)	1,027	42	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587		8,500	(886)	923	37	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.075		50,500	0	4,390	4,390	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239		17,500	(769)	659	0	(110)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587		13,100	(1,509)	1,566	57	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.279		87,700	(1,365)	2,004	639	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990		59,100	(2,190)	2,231	41	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154		25,400	(2,264)	2,130	0	(134)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.372		18,800	2,628	(406)	2,222	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.173		43,000	(358)	723	365	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.659		1,560	(65)	85	20	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883		9,700	(102)	157	55	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239		8,900	(400)	344	0	(56)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	0.275		22,500	(2,118)	2,204	86	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587		67,500	(7,534)	7,826	292	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.214		25,600	(749)	855	106	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.141		12,600	(36)	92	56	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	8,800	(339)	345	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.364	21,600	(169)	501	332	0
MBC	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587	10,500	(1,145)	1,190	45	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	61,200	(2,202)	2,245	43	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	70,400	(6,276)	5,906	0	(370)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	35,400	(184)	485	301	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.252	3,700	(51)	105	54	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.438	48,100	74	703	777	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.563	40,060	(136)	720	584	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.782	17,400	(337)	498	161	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	82,600	(872)	1,336	464	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	229,100	(10,035)	8,596	0	(1,439)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	0.267	19,700	(1,909)	1,985	76	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587	28,000	(3,159)	3,280	121	0

							$(91,570)	$104,314	$14,942	$(2,198)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.7-1 Index «		0.090%	Monthly	08/25/2037	$32,205	$(21,085)	$18,206	$0	$(2,879)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038	3,453	(2,223)	1,876	0	(347)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	249	(7)	7	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	330	(1)	1	0	0
BRC	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046	3,487	(911)	773	0	(138)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037	10,128	(6,662)	5,757	0	(905)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	16	(1)	1	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	759	(23)	23	0	0
	PRIMEX.ARM.2-AAA Index «		4.580	Monthly	12/25/2037	1,168	37	(21)	16	0
CBK	ABX.HE.AA.6-1 Index «		0.320	Monthly	07/25/2045	5,510	(2,686)	2,272	0	(414)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037	77,779	(51,002)	44,049	0	(6,953)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	66	(3)	3	0	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057	49,897	(1,816)	1,847	31	0
DUB	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037	14,179	(9,298)	8,030	0	(1,268)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038	11,524	(7,421)	6,264	0	(1,157)
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	62,000	(1,006)	1,002	0	(4)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	210	(5)	5	0	0
	CMBX.NA.AAA.7 Index		0.500	Monthly	01/17/2047	1,608	(99)	99	0	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	9,922	(997)	1,003	6	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	413	(9)	9	0	0
FBF	ABX.HE.AA.6-2 Index «		0.170	Monthly	05/25/2046	22,375	(19,916)	16,325	0	(3,591)
	ABX.HE.AA.7-1 Index «		0.150	Monthly	08/25/2037	115	(91)	81	0	(10)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037	68,072	(45,960)	39,875	0	(6,085)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038	47,576	(31,614)	26,837	0	(4,777)
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	27,200	(190)	85	0	(105)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	370	(8)	8	0	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/18/2058	61,814	(1,427)	1,465	38	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	826	(17)	17	0	0
GST	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046	6,258	(1,632)	1,385	0	(247)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037	76,346	(26,551)	19,726	0	(6,825)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038	23,207	(3,980)	1,650	0	(2,330)
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	403,950	(4,818)	4,790	0	(28)
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	5,000	(8)	(11)	0	(19)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	70,800	109	(583)	0	(474)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	73	(3)	3	0	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057	828,391	2,172	(1,654)	518	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/18/2058	195,165	(8,298)	8,416	118	0
	CMBX.NA.AS.9 Index		1.000	Monthly	09/17/2058	20,000	(1,505)	1,451	0	(54)
JPM	ABX.HE.AA.6-2 Index «		0.170	Monthly	05/25/2046	751	(317)	196	0	(121)
	ABX.HE.AA.7-1 Index «		0.150	Monthly	08/25/2037	31	(19)	16	0	(3)
	ABX.HE.AA.7-2 Index «		1.920	Monthly	01/25/2038	150	(84)	47	0	(37)
JPS	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	319,300	(5,507)	5,485	0	(22)
	CMBX.NA.AAA.7 Index		0.500	Monthly	01/17/2047	841	(32)	32	0	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057	587,588	(35,293)	35,660	367	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	297,660	(2,663)	2,843	180	0
MEI	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046	4,937	(1,242)	1,047	0	(195)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	11	0	0	0	0
	CMBX.NA.AAA.7 Index		0.500	Monthly	01/17/2047	408	(18)	18	0	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057	145,201	(9,426)	9,517	91	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	157,164	(12,306)	12,401	95	0
MYC	ABX.HE.AAA.6-2 Index «			0.110	Monthly	05/25/2046	48,499	(8,134)	6,218	0	(1,916)
	ABX.HE.AAA.7-1 Index «			0.090	Monthly	08/25/2037	16,204	(10,609)	9,160	0	(1,449)
	ABX.HE.AAA.7-2 Index «			0.760	Monthly	01/25/2038	8,632	(5,560)	4,693	0	(867)
	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	81,300	(1,373)	1,367	0	(6)
	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	52	(1)	1	0	0
	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047	159	(6)	6	0	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	64,766	(4,502)	4,543	41	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	8,930	(888)	893	5	0
	CMBX.NA.AS.6 Index			1.000	Monthly	05/11/2063	772	(32)	32	0	0
SAL	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	454,800	(1,564)	1,533	0	(31)
	CMBX.NA.AAA.11 Index			0.500	Monthly	11/18/2054	82,900	392	(532)	0	(140)
	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	98,300	(134)	(247)	0	(381)
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	41,115	(2,251)	2,277	26	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	7,640	98	(93)	5	0
UAG	CMBX.NA.AAA.6 Index			0.500	Monthly	05/11/2063	76	(3)	3	0	0
	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047	154	(7)	7	0	0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	51,893	(3,095)	3,127	32	0

								$(353,531)	$311,322	$1,569	$(43,778)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.066% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$30,100	$9	$(63)	$0	$(54)

Total Swap Agreements								$(444,390)	$414,540	$16,511	$(46,361)

(r)

Securities with an aggregate market value of $353,711 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments					$0		$2,048,454	$1,715,563		$3,764,017
Corporate Bonds & Notes
Banking & Finance					0		6,403,226	62,965		6,466,191
Industrials					0		5,181,112	3,320		5,184,432
Utilities					0		3,256,266	0		3,256,266
Convertible Bonds & Notes
Banking & Finance					0		150	0		150
Industrials					0		37,516	0		37,516
Municipal Bonds & Notes
California					0		29,806	0		29,806
Illinois					0		52,961	0		52,961
Puerto Rico					0		9,416	0		9,416
U.S. Government Agencies					0		83,193,421	0		83,193,421
U.S. Treasury Obligations					0		22,236,830	0		22,236,830
Non-Agency Mortgage-Backed Securities					0		42,625,402	748,089		43,373,491
Asset-Backed Securities					0		20,715,884	3,887,214		24,603,098
Sovereign Issues					0		5,023,425	0		5,023,425

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Common Stocks
Consumer Discretionary	0	0	18	18
Energy	0	0	265	265
Financials	0	7,629	227,401	235,030
Health Care	0	0	44	44
Industrials	0	0	7,796	7,796
Real Estate	1,273	0	0	1,273
Warrants
Financials	0	0	470	470
Preferred Securities
Financials	0	326,996	0	326,996
Real Estate Investment Trusts
Real Estate	378,894	0	0	378,894
Asset-Backed Securities	0	0	0	0
Non-Agency Mortgage-Backed Securities	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	43,228	0	43,228
Short-Term Notes	0	15,862	0	15,862
Hungary Treasury Bills	0	226,350	0	226,350
U.S. Treasury Bills	0	59,100	0	59,100

$380,167	$191,493,034	$6,653,145	$198,526,346
Investments in Affiliates, at Value
Common Stocks
Communication Services	$116,675	$0	$29,351	$146,026
Health Care	0	0	306,108	306,108
Industrials	0	0	137,863	137,863
Utilities	0	0	151,460	151,460
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,545,685	0	0	9,545,685

$9,662,360	$0	$624,782	$10,287,142

Total Investments	$10,042,527	$191,493,034	$7,277,927	$208,813,488

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,908,788)	$0	$(2,908,788)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,781	224,034	0	228,815
Over the counter	0	618,649	4,406	623,055

$4,781	$842,683	$4,406	$851,870
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(8,256)	$(116,012)	$0	$(124,268)
Over the counter	0	(607,088)	(42,514)	(649,602)

$(8,256)	$(723,100)	$(42,514)	$(773,870)

Total Financial Derivative Instruments	$(3,475)	$119,583	$(38,108)	$78,000

Totals	$10,039,052	$188,703,829	$7,239,819	$205,982,700

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$1,706,043	$923,767	$(329,090)	$13,333	$(10,030)	$137,288	$0	$(725,748)	$1,715,563	$95,232
Corporate Bonds & Notes
Banking & Finance	50,125	226,760	(230,653)	0	0	(4,945)	21,678	0	62,965	(4,946)
Industrials	3,569	0	(222)	8	2	(37)	0	0	3,320	(35)
Non-Agency Mortgage-Backed Securities(3)	448,761	1,368,515	(1,120,957)	2,137	1,797	12,375	35,461	0	748,089	3,646
Asset-Backed Securities	729,035	3,679,359	(67,571)	375	7,685	16,010	10,132	(487,811)	3,887,214	54,172
Sovereign Issues	115,677	0	(232,451)	(5,126)	(261,177)	1,033,104	0	(650,027)	0	0
Common Stocks
Consumer Discretionary	0	2,431	0	0	0	(2,413)	0	0	18	(2,413)
Energy	265	0	0	0	0	0	0	0	265	0
Financials	195,113	0	0	0	0	32,288	0	0	227,401	32,288
Health Care	55	0	0	0	0	(11)	0	0	44	(12)
Industrials	435	7,264	0	0	(37)	134	0	0	7,796	134
Rights
Industrials	5,627	0	(8,297)	0	8,297	(5,627)	0	0	0	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2023 (Unaudited)

Warrants
Financials(4)	369	0	0	0	0	101	0	0	470	102
Industrials	5,794	0	(7,907)	0	7,907	(5,794)	0	0	0	0
Information Technology	69,348	0	(44,078)	0	0	(25,270)	0	0	0	0
Preferred Securities
Industrials	7,716	0	0	0	0	(7,716)	0	0	0	(7,716)

	$3,337,932	$6,208,096	$(2,041,226)	$10,727	$(245,556)	$1,179,487	$67,271	$(1,863,586)	$6,653,145	$170,452
Investments in Affiliates, at Value
Common Stocks
Communication Services	$42,873	$0	$0	$0	$0	$(13,522)	$0	$0	$29,351	$(13,522)
Health care	0	249,375	0	0	0	56,733	0	0	306,108	56,733
Industrials(5)	142,134	0	0	0	0	(4,271)	0	0	137,863	(4,271)
Utilities	0	44,078	0	0	0	107,382	0	0	151,460	107,382

	$185,007	$293,453	$0	$0	$0	$146,322	$0	$0	$624,782	$146,322
Financial Derivative Instruments – Assets
Over the counter	$33	$13	$(8)	$0	$(10)	$4,378	$0	$0	$4,406	$4,372

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$0	$0	$0	$0	$(42,514)	$0	$(42,514)	$0

Totals	$3,522,972	$6,501,562	$(2,041,234)	$10,727	$(245,566)	$1,330,187	$24,757	$(1,863,586)	$7,239,819	$321,146

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)
Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$858,491	Comparable Companies			EBITDA Multiple		X	14.500	—
		857,072	Discounted Cash Flow			Discount Rate			5.370 - 11.480	8.532
Corporate Bonds & Notes
Banking & Finance		41,287	Discounted Cash Flow			Discount Rate			6.170	—
		21,678	Expected Recovery			Recovery Rate			54.375	—
Industrials		3,320	Discounted Cash Flow			Discount Rate			6.020 - 14.930	8.245
Non-Agency Mortgage-Backed Securities		235,850	Discounted Cash Flow			Discount Rate			10.000 - 16.200	10.930
		38,174	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
		474,065	Proxy Pricing			Base Price			48.111 - 100.612	87.641
Asset-Backed Securities		143,989	Discounted Cash Flow			Discount Rate			6.555 - 17.500	16.295
		168	Discounted Cash Flow			Discount Rate			12.000	—
		11,133	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
		3,731,924	Proxy Pricing			Base Price			34.406 - 2,389.474	97.786
Common Stocks
Consumer Discretionary		18	Other Valuation Techniques(6)			-			—	—
Energy		265	Comparable Companies			EBITDA Multiple		X	4.300	—
Financials		227,390	Comparable Companies			EBITDA Multiple		X	4.000	—
		11	Option Pricing Model			Volatility			60.720	—
Health Care		44	Discounted Cash Flow			Discount Rate			20.000	—
Industrials		7,778	Indicative Market Quotation			Broker Quote			$3.500 - 24.833	21.901
		18	Other Valuation Techniques(6)			-			—	—
Warrants
Financials		470	Option Pricing Model			Volatility			40.000	—
Investments in Affiliates, at Value
Common Stocks
Communication Services		29,351	Reference Instrument			Stock Price w/Liquidity Discount			10.000	—
Health Care		306,108	Comparable Companies			EBITDA Multiple		X	14.500	—
Industrials		137,861	Comparable Companies/Discounted Cash Flow			Revenue Multiple/EBITDA Multiple/Discount Rate		X/X /%	0.550/6.500/10.000	—
		2	Expected Recovery			Price			$0.000(7)	—
Utilities		151,460	Comparable Companies			EBITDA Multiple		X	5.860	—
Financial Derivative Instruments - Assets
Over the counter		4,406	Indicative Market Quotation			Broker Quote			0.900 - 7.505	7.481
Financial Derivative Instruments - Liabilities
Over the counter		(42,514)	Indicative Market Quotation			Broker Quote			75.000 – 96.000	90.460

Total		$7,239,819

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Security type updated from Asset-Backed Securities to Non-Agency Mortgage-Backed Securities since prior fiscal year end.
(4)									Security type updated from Industrials to Financials since prior fiscal year end.
(5)									Security type updated from Consumer Discretionary to Industrials since prior fiscal year end.
(6)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(7)									0.0001 Input Value.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.0% ¤
CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 4.1%
Ambac Assurance Corp. 5.100% due 12/31/2099 (g)		$28	$37
Credit Suisse AG 5.779% (SOFRINDX + 0.390%) due 02/02/2024 ~		500	500
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	28,042	3,257
1.500% due 10/01/2050		75,923	8,910
1.500% due 10/01/2053		42,873	4,997
2.000% due 10/01/2053		792	97
2.500% due 10/01/2047		1	0
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		1,423	165
1.500% due 10/01/2053		48,893	5,611
2.000% due 10/01/2053		2,998	367
Nykredit Realkredit AS
1.000% due 10/01/2050		6,528	757
1.000% due 10/01/2053		9	1
1.500% due 10/01/2053		46,787	5,618
2.000% due 10/01/2053		27,418	3,086
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		29,042	4,041
Realkredit Danmark AS
1.000% due 10/01/2050		60	7
1.000% due 10/01/2053		14,004	1,579
1.500% due 10/01/2050		13,665	1,603
1.500% due 10/01/2053		186,108	21,430
2.000% due 10/01/2053		2,001	227
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		39,448	5,481
UBS Group AG
4.965% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	200	221
7.750% due 03/01/2029 •		100	127

			68,120

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$200	194

UTILITIES 0.0%
Petrobras Global Finance BV 7.250% due 03/17/2044		424	443

Total Corporate Bonds & Notes (Cost $88,463)			68,757

U.S. GOVERNMENT AGENCIES 20.4%
Ginnie Mae 6.246% due 08/20/2068 •		907	890
Uniform Mortgage-Backed Security
4.000% due 08/01/2052		987	934
4.500% due 09/01/2052 - 11/01/2052		2,956	2,868
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2054		59,890	56,701
4.500% due 02/01/2054		107,200	103,988
5.000% due 02/01/2054		39,200	38,802
5.500% due 02/01/2054		29,900	30,035
6.000% due 02/01/2054		81,700	82,961
6.500% due 02/01/2054		26,400	27,053

Total U.S. Government Agencies (Cost $340,278)			344,232

U.S. TREASURY OBLIGATIONS 57.5%
U.S. Treasury Bonds
3.000% due 05/15/2045		320	264
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024 (j)(l)(n)		46,253	45,248
0.125% due 04/15/2025 (j)(l)		19,177	18,494
0.125% due 10/15/2025 (j)		26,798	25,772
0.125% due 04/15/2026 (l)		11,967	11,392

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

0.125% due 07/15/2026		20,242	19,291
0.125% due 07/15/2026 (l)		8,677	8,269
0.125% due 10/15/2026 (j)		57,198	54,327
0.125% due 04/15/2027		11,333	10,652
0.125% due 01/15/2030		7,175	6,506
0.125% due 07/15/2030 (n)		25,692	23,223
0.125% due 01/15/2031		13,994	12,498
0.125% due 07/15/2031 (j)		159,047	141,481
0.125% due 01/15/2032 (j)(n)		39,957	35,116
0.125% due 02/15/2051		8,839	5,480
0.125% due 02/15/2052		8,400	5,157
0.250% due 07/15/2029 (j)		56,880	52,590
0.250% due 02/15/2050 (n)		7,300	4,766
0.375% due 07/15/2025 (l)		11,806	11,440
0.375% due 01/15/2027 (l)		14,495	13,778
0.375% due 07/15/2027 (j)		29,281	27,831
0.500% due 04/15/2024 (j)		16,701	16,490
0.500% due 01/15/2028 (j)		49,144	46,518
0.625% due 01/15/2026 (l)(n)		7,640	7,372
0.625% due 01/15/2026		49,450	47,720
0.625% due 07/15/2032		24,038	21,975
0.625% due 02/15/2043		9,341	7,305
0.750% due 07/15/2028 (j)		36,722	35,156
0.750% due 02/15/2042		12,609	10,230
0.750% due 02/15/2045		26,602	20,823
0.875% due 01/15/2029		22,621	21,657
0.875% due 02/15/2047 (j)		27,964	22,064
1.000% due 02/15/2046		23,191	18,993
1.000% due 02/15/2048		13,852	11,190
1.375% due 07/15/2033 (j)		21,915	21,264
1.375% due 02/15/2044		24,885	22,266
1.625% due 10/15/2027 (l)		23,369	23,199
2.000% due 01/15/2026 (l)(n)		5,700	5,656
2.125% due 02/15/2040 (n)		5,082	5,224
2.125% due 02/15/2041		8,851	9,098
2.375% due 01/15/2025		50,793	50,400
2.500% due 01/15/2029 (n)		8,082	8,358
2.500% due 01/15/2029		4,657	4,816
3.375% due 04/15/2032 (n)		52	58

Total U.S. Treasury Obligations (Cost $1,085,566)			971,407

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Alliance Bancorp Trust 5.950% due 07/25/2037 •		465	393
Banc of America Alternative Loan Trust
5.750% due 12/25/2035 «•		353	288
6.000% due 06/25/2046 «		266	226
Banc of America Mortgage Trust
4.578% due 06/25/2035 ~		41	35
5.121% due 08/25/2035 ~		46	43
5.222% due 11/25/2035 «~		49	44
BCAP LLC Trust 3.930% due 04/26/2036 ~		221	190
Bear Stearns Adjustable Rate Mortgage Trust 4.213% due 07/25/2036 ~		97	86
Citigroup Mortgage Loan Trust 5.500% due 08/25/2034		774	685
Countrywide Alternative Loan Trust
4.394% due 10/25/2035 «~		8	6
5.500% due 11/25/2035		25	21
5.500% due 01/25/2036 «		143	82
5.667% due 12/20/2046 •		130	112
6.000% due 08/25/2036 •		75	45
6.000% due 04/25/2037		807	607
6.250% due 11/25/2036		63	48
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 03/25/2037		474	230
6.000% due 05/25/2037		331	151
6.000% due 07/25/2037		950	449
6.050% due 04/25/2035 •		164	150
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.770% due 04/25/2037 •		363	246
6.800% due 07/25/2036 þ		160	131
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		50	21
Grifonas Finance PLC 4.212% due 08/28/2039 •	EUR	194	210
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~		$2,700	2,722
GSR Mortgage Loan Trust
4.836% due 09/25/2035 ~		7	6
6.000% due 11/25/2035		314	123
IndyMac IMSC Mortgage Loan Trust 5.830% due 07/25/2047 •		336	229

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

Lehman Mortgage Trust 5.032% due 01/25/2036 ~		124	114
MASTR Alternative Loan Trust 5.870% due 03/25/2036 ~		414	45
Morgan Stanley Mortgage Loan Trust 6.790% due 06/25/2036 ~		40	38
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		1,855	1,797
New York Mortgage Trust 4.169% due 05/25/2036 ~		46	39
One Market Plaza Trust 3.614% due 02/10/2032		1,518	1,389
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		336	214
5.750% due 02/25/2036		173	67
5.870% due 01/25/2046 •		881	256
6.250% due 11/25/2036		166	62
6.500% due 06/25/2037		11,559	2,643
Sequoia Mortgage Trust 5.872% due 07/20/2036 •		558	485
Structured Asset Mortgage Investments Trust
5.890% due 05/25/2036 •		189	128
5.910% due 05/25/2036 •		279	220
6.030% due 02/25/2036 •		225	185
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	1,169	1,491
Towd Point Mortgage Trust 2.750% due 10/25/2057 ~		$1,656	1,591
WaMu Mortgage Pass-Through Certificates Trust
3.704% due 02/25/2037 ~		36	30
4.020% due 11/25/2036 ~		225	193
4.615% due 10/25/2035 ~		495	443
5.907% due 09/25/2033 «~		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		268	179

Total Non-Agency Mortgage-Backed Securities (Cost $24,441)			19,190

ASSET-BACKED SECURITIES 12.8%
522 Funding CLO Ltd. 6.717% due 10/20/2031 •		500	499
Allegro CLO Ltd. 6.820% due 10/16/2031 ~		2,100	2,102
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.250% due 05/25/2034 •		284	283
Arbor Realty Commercial Real Estate Notes Ltd. 6.788% due 01/15/2037 •		5,000	4,925
Ares CLO Ltd. 6.525% due 01/15/2029 •		198	198
Ares European CLO DAC 4.575% due 04/15/2030 •	EUR	863	945
Argent Securities Trust 5.790% due 05/25/2036 •		$1,453	355
Atlas Senior Loan Fund Ltd. 6.745% due 01/15/2031 •		582	583
Bain Capital Euro CLO DAC 5.102% due 01/24/2033 •	EUR	600	657
Barings CLO Ltd.
6.667% due 01/20/2031 •		$1,842	1,840
6.747% due 01/20/2032 •		4,600	4,587
BDS Ltd. 7.156% due 03/19/2039 •		7,300	7,268
Bear Stearns Asset-Backed Securities Trust 6.100% due 02/25/2036 •		1,730	1,725
Benefit Street Partners CLO Ltd.
6.525% due 07/15/2029 ~		62	62
6.605% due 10/15/2030 •		2,900	2,897
6.694% due 01/17/2032 •		1,300	1,300
6.735% due 07/15/2032 ~		1,000	996
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037		1,200	1,200
Carlyle Euro CLO DAC 4.632% due 08/15/2030 ~	EUR	6,490	7,099
Carlyle Global Market Strategies CLO Ltd. 6.699% due 07/27/2031 •		$468	467
Carlyle Global Market Strategies Euro CLO DAC 4.752% due 11/15/2031 •	EUR	1,198	1,304
Carlyle U.S. CLO Ltd.
6.677% due 04/20/2031 •		$273	273
6.835% due 01/15/2030 •		521	521
CBAM Ltd.
6.684% due 04/17/2031 ~		762	761
6.797% due 04/20/2032 ~		2,400	2,400
6.927% due 07/20/2030 •		981	982
Cedar Funding CLO Ltd. 6.764% due 07/17/2031 •		900	900

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

CIFC Funding Ltd.
6.610% due 10/24/2030 •		253	253
6.657% due 04/18/2031 •		3,043	3,040
6.684% due 04/23/2029 •		372	372
6.864% due 10/17/2031 •		600	600
Citigroup Mortgage Loan Trust 5.550% due 01/25/2037 •		219	152
Citigroup Mortgage Loan Trust, Inc. 5.965% due 10/25/2036 •		2,300	2,218
Contego CLO DAC 4.642% due 01/23/2030 •	EUR	1,196	1,302
Countrywide Asset-Backed Certificates Trust
5.610% due 07/25/2037 •		$260	237
5.670% due 09/25/2037 •		69	61
5.805% due 04/25/2036 ~		42	37
5.930% due 05/25/2037 •		855	785
5.970% due 03/25/2037 •		1,877	1,788
6.670% due 10/25/2035 •		1,203	1,185
CQS U.S. CLO Ltd. 7.266% due 07/20/2031		1,374	1,377
Crestline Denali CLO Ltd. 6.814% due 10/23/2031 •		1,770	1,771
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 þ		368	106
CVC Cordatus Loan Fund DAC 4.782% due 08/15/2032 •	EUR	496	542
Denali Capital CLO Ltd. 6.705% due 04/15/2031 •		$430	430
Dryden CLO Ltd.
6.627% due 04/18/2031 •		484	483
6.651% due 05/15/2031 •		869	870
Dryden Euro CLO DAC 4.965% due 01/17/2033 •	EUR	1,000	1,088
Elevation CLO Ltd. 6.590% due 10/25/2030 •		$4,054	4,047
First Franklin Mortgage Loan Trust 6.175% due 11/25/2036 •		2,110	2,024
Fremont Home Loan Trust
5.605% due 10/25/2036 •		185	162
5.620% due 10/25/2036 •		4,199	1,696
5.710% due 10/25/2036 •		2,308	932
GoldenTree Loan Management EUR CLO DAC 4.893% due 01/20/2032 •	EUR	3,000	3,278
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •		$513	513
Halseypoint CLO Ltd.
6.777% due 07/20/2031 •		535	534
7.102% due 11/30/2032 •		600	600
Harvest CLO DAC 4.872% due 11/18/2030 •	EUR	1,109	1,214
Home Equity Asset Trust 6.145% due 02/25/2036 •		$3,012	2,910
Home Equity Mortgage Loan Asset-Backed Trust 5.690% due 04/25/2037 •		285	216
HSI Asset Securitization Corp. Trust 5.770% due 07/25/2036 ~		4,949	2,142
ICG U.S. CLO Ltd. 6.754% due 07/22/2031 •		1,020	1,020
IndyMac INDB Mortgage Loan Trust 5.610% due 07/25/2036 •		734	229
JP Morgan Mortgage Acquisition Trust 5.680% due 10/25/2036 ~		36	36
KKR CLO Ltd. 6.835% due 01/15/2031 ~		1,391	1,391
LCM LP
6.528% due 07/19/2027 •		104	104
6.717% due 07/20/2031 •		1,663	1,661
LCM Ltd. 6.516% due 07/20/2030 •		811	809
Lehman XS Trust
4.719% due 06/25/2036 þ		578	545
5.790% due 05/25/2036 •		594	513
LoanCore Issuer Ltd.
6.776% due 07/15/2036 •		637	629
6.888% due 01/17/2037 •		2,200	2,158
Long Beach Mortgage Loan Trust 6.070% due 01/25/2036 •		1,191	1,036
Madison Park Euro Funding DAC 4.765% due 07/15/2032 •	EUR	5,600	6,098
Madison Park Funding Ltd.
6.405% due 04/15/2029 •		$1,582	1,576
6.594% due 01/22/2028 •		282	282
6.852% due 07/29/2030 ~		289	289
Magnetite Ltd. 6.521% due 11/15/2028 •		3,200	3,201

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

Man GLG Euro CLO DAC 4.835% due 01/15/2030 •	EUR	131	145
MASTR Asset-Backed Securities Trust
5.950% due 06/25/2036 •		$208	76
6.040% due 01/25/2036 ~		2,040	2,004
MF1 LLC 7.506% due 06/19/2037 •		2,500	2,497
Morgan Stanley ABS Capital, Inc. Trust
5.540% due 10/25/2036 •		1,488	642
5.580% due 10/25/2036 •		17	9
5.600% due 10/25/2036 •		817	712
5.690% due 10/25/2036 •		1,835	793
5.770% due 06/25/2036 •		1,178	614
Morgan Stanley Mortgage Loan Trust
5.930% due 02/25/2037 •		149	32
6.226% due 10/25/2036 þ		183	54
Mountain View CLO Ltd. 6.775% due 07/15/2031 ~		883	883
Neuberger Berman CLO Ltd. 6.587% due 10/18/2029 ~		1,156	1,153
NovaStar Mortgage Funding Trust 5.810% due 11/25/2036 •		150	45
Oaktree CLO Ltd. 6.784% due 04/22/2030 •		450	449
OCP Euro CLO DAC 4.785% due 01/15/2032 •	EUR	9,160	10,061
Octagon Investment Partners Ltd.
6.615% due 04/16/2031 •		$1,509	1,507
6.639% due 02/14/2031 ~		6,100	6,091
OSD CLO Ltd. 6.534% due 04/17/2031 •		5,754	5,733
OZLM Ltd.
6.682% due 05/16/2030 •		453	452
6.744% due 04/17/2031 •		914	913
6.902% due 10/30/2030 •		175	176
Palmer Square CLO Ltd.
6.664% due 10/17/2031 •		3,400	3,396
6.755% due 07/16/2031 •		741	742
Palmer Square European Loan Funding 5.938% due 04/12/2032 •	EUR	1,753	1,941
Palmer Square European Loan Funding DAC 5.015% due 10/15/2031 •		1,170	1,278
Palmer Square Loan Funding Ltd.
6.429% due 05/20/2029 •		$2,076	2,064
6.455% due 10/15/2029 •		2,179	2,165
RAAC Trust 6.170% due 02/25/2046 •		72	72
Rad CLO Ltd. 6.780% due 07/24/2032 •		6,400	6,397
Regatta Funding Ltd. 6.914% due 10/17/2030 •		2,805	2,804
Renaissance Home Equity Loan Trust 6.570% due 09/25/2037 •		5,158	2,169
Residential Asset Securities Corp. Trust
5.720% due 11/25/2036 •		3,331	2,918
5.950% due 08/25/2036 •		490	443
Securitized Asset-Backed Receivables LLC Trust
5.790% due 07/25/2036 •		1,934	670
5.910% due 10/25/2036 •		10,406	3,505
5.970% due 05/25/2036 •		745	390
Signal Peak CLO Ltd. 6.750% due 04/25/2031 •		425	426
Sound Point CLO Ltd.
6.574% due 01/23/2029 •		546	546
6.807% due 04/18/2031 •		1,600	1,599
Soundview Home Loan Trust
5.590% due 11/25/2036 •		119	36
5.875% due 12/25/2036 •		1,300	1,268
6.030% due 05/25/2036 •		237	228
Specialty Underwriting & Residential Finance Trust 5.790% due 09/25/2037 •		8,620	4,691
Starwood Commercial Mortgage Trust 6.556% due 07/15/2038 ~		440	435
Stratus CLO Ltd. 6.577% due 12/28/2029 •		3,516	3,497
Structured Asset Investment Loan Trust 6.190% due 10/25/2035 •		1,493	1,442
Structured Asset Securities Corp. Mortgage Loan Trust 6.957% due 04/25/2035 •		7	7
Symphony CLO Ltd. 6.535% due 04/15/2028 •		19	19
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •		653	648
TCW CLO Ltd. 6.610% due 04/25/2031 •		1,283	1,284

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

TIAA CLO Ltd. 6.877% due 07/20/2031 •		573	573
Toro European CLO DAC
4.705% due 10/15/2030 •	EUR	593	651
4.812% due 02/15/2034 •		5,600	6,098
4.908% due 01/12/2032 •		3,800	4,162
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~		$1,700	1,666
Venture CLO Ltd.
6.535% due 04/15/2027 •		204	204
6.577% due 10/20/2028 •		283	282
6.678% due 08/28/2029 •		308	308
Vibrant CLO Ltd. 6.797% due 07/20/2032 •		4,500	4,468
Voya CLO Ltd.
6.635% due 06/07/2030 •		1,266	1,265
6.715% due 04/15/2031 •		773	772
6.755% due 07/14/2031 •		661	661
6.865% due 10/15/2030 •		1,808	1,807
Wellfleet CLO Ltd.
6.567% due 07/20/2029 •		202	202
6.847% due 07/20/2032 •		2,197	2,190
Wind River CLO Ltd. 6.735% due 07/15/2031 •		800	798

Total Asset-Backed Securities (Cost $221,284)			215,899

SOVEREIGN ISSUES 15.1%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2024 (d)	BRL	36,000	7,224
0.000% due 07/01/2024 (d)		51,000	9,991
France Government International Bond
0.100% due 03/01/2026 (f)	EUR	19,725	21,569
0.100% due 07/25/2031 (f)		13,486	14,681
0.100% due 07/25/2038 (f)		9,640	9,977
0.250% due 07/25/2024 (f)		49,602	54,399
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		5,517	5,694
1.400% due 05/26/2025 (f)		41,976	45,611
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	3,345,833	24,940
0.100% due 03/10/2029 (f)		7,982,420	59,642
Peru Government International Bond 6.150% due 08/12/2032	PEN	1,000	264
Russia Government International Bond
4.250% due 06/23/2027 ^(a)		$200	129
4.750% due 05/27/2026 ^(a)		200	141
5.250% due 06/23/2047 ^(a)		600	213

Total Sovereign Issues (Cost $272,384)			254,475

		SHARES
COMMON STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Capri Holdings Ltd. (b)		5,200	261
Hilton Worldwide Holdings, Inc.		3,230	588
Marriott International, Inc. 'A'		2,520	569

			1,418

CONSUMER STAPLES 0.0%
Sovos Brands, Inc. (b)		8,300	183

ENERGY 0.0%
Hess Corp.		2,800	403
Pioneer Natural Resources Co.		1,800	405

			808

HEALTH CARE 0.1%
Amedisys, Inc. (b)		2,400	228
Cerevel Therapeutics Holdings, Inc. (b)		7,700	326
ImmunoGen, Inc. (b)		9,500	282
Karuna Therapeutics, Inc. (b)		1,100	348
RayzeBio, Inc. (b)		2,100	131

			1,315

INFORMATION TECHNOLOGY 0.0%
Splunk, Inc. (b)		2,900	442

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

MATERIALS 0.0%
United States Steel Corp.	7,800	379

REAL ESTATE 0.1%
Howard Hughes Holdings, Inc. (b)	11,042	945

UTILITIES 0.0%
PNM Resources, Inc.	5,975	248

Total Common Stocks (Cost $5,524)		5,738

PREFERRED SECURITIES 0.0%
FINANCIALS 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(g)	670,000	643

Total Preferred Securities (Cost $670)		643

REAL ESTATE INVESTMENT TRUSTS 5.7%
REAL ESTATE 5.7%
Alexandria Real Estate Equities, Inc.	15,889	2,014
American Assets Trust, Inc.	29,186	657
American Homes 4 Rent 'A'	74,000	2,661
American Tower Corp.	8,594	1,855
Americold Realty Trust, Inc.	37,515	1,136
Apartment Income REIT Corp.	25,938	901
AvalonBay Communities, Inc.	18,799	3,520
Boston Properties, Inc.	10,136	711
Brixmor Property Group, Inc.	19,092	444
Camden Property Trust	16,073	1,596
COPT Defense Properties	11,244	288
Crown Castle, Inc.	9,261	1,067
CubeSmart	21,934	1,017
DiamondRock Hospitality Co.	59,748	561
Digital Realty Trust, Inc.	29,900	4,024
Equinix, Inc.	9,390	7,563
Equity LifeStyle Properties, Inc.	36,121	2,548
Equity Residential	41,454	2,535
Essex Property Trust, Inc.	3,581	888
Extra Space Storage, Inc.	8,957	1,436
First Industrial Realty Trust, Inc.	43,450	2,288
Gaming & Leisure Properties, Inc.	37,347	1,843
Healthpeak Properties, Inc.	76,288	1,510
Host Hotels & Resorts, Inc.	72,774	1,417
InvenTrust Properties Corp.	19,783	501
Invitation Homes, Inc.	109,028	3,719
Kilroy Realty Corp.	20,547	819
Kimco Realty Corp.	32,244	687
Mid-America Apartment Communities, Inc.	2,032	273
National Storage Affiliates Trust	14,612	606
Park Hotels & Resorts, Inc.	67,814	1,038
Prologis, Inc.	78,566	10,473
Public Storage	15,723	4,795
Realty Income Corp.	42,543	2,443
Regency Centers Corp.	9,337	626
Retail Opportunity Investments Corp.	50,248	705
Rexford Industrial Realty, Inc.	26,146	1,467
RLJ Lodging Trust	148,389	1,739
Ryman Hospitality Properties, Inc.	16,200	1,783
SBA Communications Corp.	7,050	1,788
Simon Property Group, Inc.	39,281	5,603
SITE Centers Corp.	55,480	756
Sun Communities, Inc.	16,241	2,171
Sunstone Hotel Investors, Inc.	78,973	847
Terreno Realty Corp.	13,911	872
UDR, Inc.	31,149	1,193
Ventas, Inc.	30,568	1,523
VICI Properties, Inc.	116,297	3,708
WP Carey, Inc.	21,504	1,394

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $79,217)		96,009

	OUNCES
COMMODITIES 16.5%
Gold Warehouse Receipts	135,372	277,908

Total Commodities (Cost $229,043)		277,908

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.5%
COMMERCIAL PAPER 1.6%
Arrow Electronics, Inc.
5.850% due 01/02/2024	$300	300
5.850% due 01/04/2024	600	599
5.850% due 01/11/2024	500	499
5.900% due 01/12/2024	250	249
5.900% due 01/19/2024	300	299
5.900% due 01/22/2024	350	349
AT&T, Inc. 5.700% due 03/19/2024	5,100	5,036
Bacardi-Martini BV 5.950% due 01/24/2024	400	398
Cigna Corp.
5.650% due 01/16/2024	700	698
5.680% due 01/17/2024	450	449
Conagra Foods, Inc. 5.820% due 01/11/2024	650	649
Constellation Brands, Inc.
5.700% due 01/09/2024	250	249
5.740% due 01/05/2024	250	250
Constellation Energy Generation LLC 5.750% due 02/12/2024	250	248
Energy Transfer Partners LP 5.850% due 01/04/2024	350	350
Fidelity National Information Services, Inc.
5.650% due 01/05/2024	250	250
5.700% due 01/16/2024	450	449
5.710% due 01/16/2024	550	548
Global Payments, Inc.
6.030% due 01/03/2024	250	250
6.030% due 01/05/2024	1,600	1,598
6.030% due 01/16/2024	500	498
6.030% due 01/17/2024	1,800	1,794
Intercontinental Exchange, Inc.
5.600% due 01/02/2024	250	250
5.600% due 01/03/2024	250	250
Kinder Morgan, Inc. 5.700% due 01/22/2024	1,850	1,843
L3Harris Technologies, Inc.
5.770% due 02/20/2024	250	248
5.800% due 01/16/2024	750	748
Marathon Oil Corp. 6.050% due 01/03/2024	2,150	2,148
Penske Truck Leasing Co. LP 5.700% due 01/11/2024	250	249
Quanta Storage, Inc.
5.850% due 01/04/2024	250	250
5.900% due 01/02/2024	650	650
5.900% due 01/08/2024	350	349
5.900% due 01/09/2024	250	250
5.900% due 01/10/2024	250	249
5.900% due 01/16/2024	500	498
5.900% due 01/17/2024	450	449
5.900% due 01/18/2024	300	299
Southern California Edison Co.
5.700% due 01/08/2024	250	250
5.730% due 01/17/2024	250	249
5.800% due 01/08/2024	250	250
VF Corp. 6.100% due 01/17/2024	250	249
VW Credit, Inc.
5.640% due 01/03/2024	850	849
5.700% due 01/04/2024	250	250
5.710% due 01/05/2024	250	250

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

5.770% due 01/09/2024		250	250

			27,336

REPURCHASE AGREEMENTS (i) 5.0%			84,961

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	22,747	24

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (d)(e)	HUF	819,000	2,359

U.S. TREASURY BILLS 0.8%
5.458% due 01/04/2024 - 02/29/2024 (c)(d)(l)(n)		$14,902	14,827

Total Short-Term Instruments (Cost $129,542)			129,507

Total Investments in Securities (Cost $2,476,412)			2,383,765

		SHARES
INVESTMENTS IN AFFILIATES 6.6%
MUTUAL FUNDS (h) 6.2%
PIMCO Emerging Markets Currency and Short-Term Investments Fund		13,922,293	104,835

Total Mutual Funds (Cost $122,601)			104,835

SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		696,985	6,779

Total Short-Term Instruments (Cost $6,779)			6,779

Total Investments in Affiliates (Cost $129,380)			111,614

Total Investments 147.6% (Cost $2,605,792)			$2,495,379
Financial Derivative Instruments (k)(m) (0.9)%(Cost or Premiums, net $(7,795))			(15,241)
Other Assets and Liabilities, net (46.7)%			(790,012)

Net Assets 100.0%			$1,690,126

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.470	01/02/2024	01/03/2024	$41,400	U.S. Treasury Notes 2.750% due 08/15/2032	$(42,233)	$41,400	$41,400
FICC	2.600	12/29/2023	01/02/2024	3,561	U.S. Treasury Notes 4.875% due 11/30/2025	(3,632)	3,561	3,562
5.330	12/29/2023	01/02/2024	40,000	U.S. Treasury Bonds 1.875% due 02/15/2051	(40,800)	40,000	40,024

Total Repurchase Agreements	$(86,665)	$84,961	$84,986

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	5.510%	12/14/2023	01/04/2024	$(151,118)	$(151,557)
DEU	5.490	12/11/2023	01/04/2024	(7,382)	(7,407)
5.490	12/20/2023	01/11/2024	(104,211)	(104,417)
5.500	12/12/2023	01/11/2024	(4,190)	(4,204)
5.500	12/13/2023	01/04/2024	(73,563)	(73,788)
5.500	12/20/2023	01/11/2024	(11,487)	(11,510)
5.520	12/18/2023	01/04/2024	(10,250)	(10,274)
RCY	5.500	12/12/2023	01/11/2024	(792)	(795)
STR	5.540	01/02/2024	01/03/2024	(65,133)	(65,133)
5.660	12/29/2023	01/02/2024	(65,452)	(65,493)

Total Reverse Repurchase Agreements	$(494,578)

(j)	Securities with an aggregate market value of $433,296 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(399,581) at a weighted average interest rate of 5.318%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - NYMEX Crude February 2024 Futures	$65.000	01/17/2024	24	$2,850	$160	$157

Total Purchased Options	$160	$157

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE 3-Month Euribor April 2024 Futures	$96.750	04/12/2024	1,217	$3,043	$(821)	$(823)

Total Written Options	$(821)	$(823)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

California Carbon Allowance December Futures	12/2023	3	$116	$0	$0	$0
California Carbon Allowance December Futures	12/2024	1,175	48,657	3,853	12	0
Euro-BTP March Futures	03/2024	326	42,881	1,617	0	(713)
European Climate Exchange March Futures	03/2024	33	2,574	43	11	0
Hard Red Winter Wheat March Futures	03/2024	43	1,382	31	0	(4)
Iron Ore March Futures	03/2024	367	4,626	316	53	0
Natural Gas April Futures	03/2024	28	727	(148)	0	(13)
Natural Gas January Futures	12/2023	296	8,294	0	0	0
Natural Gas March Futures	02/2024	14	369	(98)	0	(155)
Natural Gas May Futures	04/2024	51	1,356	(263)	0	(22)
New York Harbor June Futures	05/2024	21	2,271	(144)	0	(12)
U.S. Treasury 2-Year Note March Futures	03/2024	700	144,140	841	87	0
U.S. Treasury 10-Year Note March Futures	03/2024	324	36,577	53	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	309	36,467	1,561	0	(29)
Wheat March Futures	03/2024	544	16,266	1,421	0	(95)
WTI Crude December Futures	11/2025	77	5,338	(234)	0	(16)

$8,849	$163	$(1,059)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude December Futures	10/2025	27	$(2,006)	$74	$6	$0
Brent Crude June Futures	04/2024	21	(1,674)	68	4	0
Brent Crude March Futures	01/2024	37	(2,981)	15	0	(2)
Corn March Futures	03/2024	556	(13,420)	389	83	0
Euro-Bobl March Futures	03/2024	62	(8,164)	(133)	32	0
Euro-Bund March Futures	03/2024	425	(64,381)	(10)	0	(59)
Euro-Buxl 30-Year Bond March Futures	03/2024	144	(22,529)	(1,821)	664	0
Euro-Oat March Futures	03/2024	263	(38,182)	(1,175)	459	0
Euro-Schatz March Futures	03/2024	4,076	(479,421)	(2,781)	293	(203)
Gold 100 oz. February Futures	02/2024	523	(107,592)	(2,063)	574	0
New York Harbor March Futures	02/2024	21	(2,360)	137	10	0
Short Euro-BTP March Futures	03/2024	263	(30,965)	(254)	58	0
U.S. Treasury 5-Year Note March Futures	03/2024	2,373	(258,119)	(5,374)	0	(204)
U.S. Treasury Long-Term Bond March Futures	03/2024	475	(59,345)	(4,494)	89	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	347	(46,357)	(4,225)	184	0
WTI Crude December Futures	11/2025	50	(3,466)	152	11	0

$(21,495)	$2,467	$(468)

Total Futures Contracts	$(12,646)	$2,630	$(1,527)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	13,680	$(4)	$4	$0	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		6,260,000	(72)	(235)	(307)	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		385,260	(147)	157	10	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,933,000	56	272	328	9	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025		$179,600	(961)	2,059	1,098	49	0
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025		20,000	(108)	232	124	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.645	Annual	10/31/2025		8,300	(44)	101	57	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		413,200	442	(1,448)	(1,006)	0	(113)
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025		68,800	(271)	(716)	(987)	0	(24)
Pay(3)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026		68,800	0	115	115	31	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		2,800	230	(47)	183	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		300	30	(6)	24	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		27,500	(4)	2,553	2,549	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		110,100	(1,453)	(6,448)	(7,901)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		14,700	(3)	1,360	1,357	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		54,000	(680)	(3,073)	(3,753)	7	0
Pay(3)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		140,000	(1,083)	(3,046)	(4,129)	0	(70)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		5,700	2	(1,746)	(1,744)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		22,600	1,419	4,190	5,609	93	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		3,000	1	(966)	(965)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		11,000	683	2,141	2,824	45	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		62,300	1,291	3,667	4,958	241	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	1,400	(5)	(46)	(51)	0	(1)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		3,000	(15)	(190)	(205)	0	(4)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		5,100	(28)	(330)	(358)	0	(7)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		4,200	(32)	(253)	(285)	0	(7)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		6,700	(24)	(333)	(357)	0	(11)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,000	(11)	(148)	(159)	0	(5)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		48,200	0	1,468	1,468	0	(439)
Pay(3)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		283,710	(5,017)	19,883	14,866	0	(3,163)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	1,573	1,796	71	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	1,839	1,841	73	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	3,044	3,480	138	0
Receive(3)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		91,200	2,956	(12,443)	(9,487)	2,573	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	236	236	0	(9)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	184	189	0	(8)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	CPTFEMU	3.130	Maturity	05/15/2027	4,100	0	47	47	0	(3)
Receive	CPTFEMU	2.359	Maturity	08/15/2030	9,900	53	186	239	0	(5)
Pay	CPTFEMU	1.380	Maturity	03/15/2031	23,900	(174)	(4,886)	(5,060)	63	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032	10,200	52	156	208	0	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032	12,000	0	74	74	0	(7)
Receive	CPTFEMU	2.720	Maturity	06/15/2032	8,100	(60)	(31)	(91)	0	(4)
Receive	CPTFEMU	2.470	Maturity	07/15/2032	5,300	0	91	91	0	(2)
Pay	CPTFEMU	2.356	Maturity	11/15/2033	12,700	(19)	311	292	0	(7)
Pay	CPTFEMU	2.362	Maturity	11/15/2033	7,100	0	168	168	0	(4)
Pay	CPTFEMU	2.390	Maturity	11/15/2033	7,300	7	188	195	0	(4)
Pay	CPTFEMU	2.488	Maturity	05/15/2037	6,550	8	(205)	(197)	0	(8)
Pay	CPTFEMU	2.580	Maturity	03/15/2052	1,600	1	(66)	(65)	0	(2)
Pay	CPTFEMU	2.590	Maturity	03/15/2052	2,300	(60)	(25)	(85)	0	(3)
Pay	CPTFEMU	2.550	Maturity	04/15/2052	900	1	(35)	(34)	0	(2)
Pay	CPTFEMU	2.421	Maturity	05/15/2052	950	0	(74)	(74)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052	2,900	0	98	98	0	(11)
Pay	CPTFEMU	2.680	Maturity	04/15/2053	7,600	6	590	596	0	(52)
Pay	CPTFEMU	2.700	Maturity	04/15/2053	3,700	25	292	317	0	(26)
Pay	CPTFEMU	2.763	Maturity	09/15/2053	6,600	18	702	720	0	(49)
Pay	CPTFEMU	2.682	Maturity	10/15/2053	2,100	0	170	170	0	(14)
Pay	CPTFEMU	2.736	Maturity	10/15/2053	3,400	31	311	342	0	(26)
Receive	CPTFEMU	2.548	Maturity	11/15/2053	2,300	(7)	(74)	(81)	11	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053	1,100	0	(67)	(67)	6	0
Receive	CPURNSA	2.313	Maturity	02/26/2026	$13,700	0	1,354	1,354	0	0
Receive	CPURNSA	2.419	Maturity	03/05/2026	15,300	0	1,431	1,431	4	0
Receive	CPURNSA	2.768	Maturity	05/13/2026	11,500	0	831	831	6	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	5,500	0	384	384	3	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	10,230	0	760	760	5	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	600	0	45	45	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028	4,720	405	(823)	(418)	2	0
Pay	CPURNSA	2.352	Maturity	05/09/2028	1,820	167	(322)	(155)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028	2,740	253	(485)	(232)	0	(1)
Pay	CPURNSA	2.364	Maturity	05/10/2028	5,590	519	(990)	(471)	0	(1)
Receive	CPURNSA	2.573	Maturity	08/26/2028	1,200	0	71	71	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	7,000	455	(1,244)	(789)	1	0
Pay	CPURNSA	1.954	Maturity	06/03/2029	1,300	55	(227)	(172)	0	0
Pay	CPURNSA	1.280	Maturity	05/19/2030	4,500	(154)	(738)	(892)	0	(1)

Total Swap Agreements						$(604)	$11,572	$10,968	$3,461	$(4,131)

(l)

Securities with an aggregate market value of $35,856 and cash of $6,644 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Future styled options variation margin asset of $101 and liability of $(42) is outstanding at period end.
(2)	Unsettled variation margin asset of $86 and liability of $(462) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		01/2024		COP	3,203,343	$837		$12		$0
		01/2024		GBP	265	335		0		(2)
		01/2024		JPY	5,347,443	36,237		0		(1,712)
		01/2024			$796	COP	3,203,343	29		0
		01/2024			100	MXN	1,695	0		0
		02/2024		CNY	8,771	$1,213		0		(26)
		02/2024			$4,852	CNY	34,292	0		(7)
		03/2024		CNH	205,361	$28,566		0		(420)
		03/2024		IDR	236,242	15		0		0
		03/2024		INR	24,955	298		0		(1)
		03/2024		PHP	1,035	19		0		0
		03/2024			$825	COP	3,203,343	0		(11)
		06/2024		KRW	18,533,028	$14,246		0		(202)
BPS		01/2024		EUR	140	152		2		0
		01/2024			$379	EUR	347	0		(15)
		01/2024		DKK	252,838	37,285		0		(168)
		01/2024		HUF	245,340	699		0		(8)
		01/2024		JPY	3,411,890	23,280		0		(933)
		01/2024		KRW	262,756	200		0		(3)
		01/2024		MXN	19,989	1,145		0		(27)
		01/2024			$200	BRL	983	2		0
		01/2024			1,776	DKK	12,060	10		0
		01/2024			500	IDR	7,733,639	2		0
		01/2024			13,080	ZAR	242,484	158		0
		01/2024		ZAR	11,813	$626		0		(19)
		02/2024			$9,988	CNY	70,884	25		0
		02/2024			964	TWD	30,640	48		0
		03/2024		INR	86,680	$1,036		0		(2)
		03/2024			$371	IDR	5,713,415	0		0
		03/2024			3,758	TWD	118,404	164		0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

	06/2024		2,794	KRW	3,650,569	52	0
BRC	01/2024	EUR	181,122		$199,194	0	(801)
	01/2024	HUF	306,458		863	0	(18)
	01/2024	KRW	516,920		400	0	0
	01/2024	TRY	57,997		1,937	0	(2)
	01/2024		$7,450	MXN	130,705	213	0
	01/2024		10,200	PLN	44,599	1,132	0
	01/2024		5,297	TRY	161,230	96	0
	01/2024		397	ZAR	7,394	7	0
	03/2024	IDR	19,802,153		$1,275	0	(11)
	03/2024	SGD	4		3	0	0
	03/2024		$7,896	IDR	122,752,714	76	0
	03/2024		3	THB	110	0	0
	06/2024		2,883	KRW	3,762,789	50	0
CBK	01/2024		297	EUR	269	0	0
	01/2024	BRL	25,842		$5,307	0	(12)
	01/2024	DKK	12,985		1,896	0	(28)
	01/2024	HUF	67,569		193	0	(2)
	01/2024	IDR	6,942,842		451	0	0
	01/2024	JPY	381,000		2,678	0	(26)
	01/2024		$1,540	EUR	1,428	36	0
	01/2024		4	MXN	68	0	0
	01/2024		863	ZAR	16,410	33	0
	01/2024	ZAR	30,407		$1,640	0	(20)
	02/2024	CNY	6,963		968	0	(16)
	02/2024		$1,339	CNY	9,648	24	0
	03/2024		1,410	IDR	21,848,922	9	0
	03/2024		2,665	ILS	9,704	21	0
	04/2024		5,307	BRL	26,103	22	0
	06/2024		30	KRW	39,663	0	0
DUB	01/2024	KRW	324,925		$250	0	(1)
	02/2024		$10,848	BRL	53,209	88	0
	03/2024		11,233	SGD	14,869	73	0
	06/2024		3,327	KRW	4,330,815	49	0
FAR	02/2024	CNY	21,752		$3,035	0	(37)
GLM	01/2024	BRL	4,298		871	0	(14)
	01/2024	CAD	47,456		34,931	1	(889)
	01/2024	DKK	321,420		47,413	0	(200)
	01/2024	MXN	10,948		624	0	(18)
	01/2024		$6,795	BRL	34,545	317	0
	01/2024		1,976	CAD	2,684	50	0
	01/2024		14,997	MXN	263,029	424	0
	01/2024		1,353	TRY	41,130	25	0
	01/2024	ZAR	33,295		$1,777	0	(40)
	03/2024	IDR	2,950,947		192	0	0
	03/2024		$499	IDR	7,661,738	0	(1)
	04/2024	BRL	36,000		$7,212	0	(138)
	07/2024		8,000		1,599	0	(19)
JPM	01/2024	HUF	367,106		1,046	0	(12)
	01/2024		$450	IDR	6,924,150	0	0
	01/2024		200	KRW	259,231	0	0
	02/2024		12,917	INR	1,079,122	21	0
	03/2024	IDR	4,520,972		$293	0	(1)
	03/2024		$2,534	TWD	78,780	76	0
	06/2024	KRW	257,011		$200	0	0
	06/2024		$2,802	KRW	3,633,744	31	0
	07/2024	BRL	43,000		$8,578	0	(119)
MBC	01/2024	DKK	11,560		1,673	0	(39)
	01/2024	EUR	87		95	0	0
	01/2024	HUF	14,079		40	0	(1)
	01/2024		$1,137	GBP	898	8	0
	01/2024		3,349	HUF	1,228,718	182	0
	01/2024		484	ZAR	9,253	21	0
	03/2024	CNY	15,825		$2,242	2	0
	03/2024	IDR	5,506,611		357	0	0
	03/2024	TRY	46,926		1,505	0	(4)
	03/2024		$3,168	PHP	177,299	34	0
MYI	01/2024	HUF	122,247		347	0	(5)
	01/2024	JPY	2,031,309		13,778	0	(637)
	01/2024	PLN	9,453		2,339	0	(63)
	01/2024		$18,509	DKK	125,165	32	0
	01/2024		7,253	MYR	33,846	135	0
	01/2024		152	ZAR	2,798	0	0
	02/2024		5,057	CNY	35,808	2	0
	03/2024		5,751	IDR	88,560,704	4	(3)
	06/2024		1,915	KRW	2,490,478	27	0
NGF	03/2024		3,207	TWD	100,800	132	0
RBC	04/2024		22	MXN	381	1	0
RYL	01/2024		2,495	DKK	16,820	0	(4)
SCX	01/2024		$4,044	MXN	71,011	119	0
	01/2024		366	ZAR	6,939	13	0
	02/2024		12	CNY	85	0	0
	03/2024	TWD	670,713		$21,564	0	(654)
	03/2024		$326	IDR	4,999,957	0	(2)
	03/2024		7,195	INR	601,861	12	0
	03/2024		7,331	THB	253,411	142	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

03/2024	2,459	TWD	77,396	105	0
06/2024	1,495	KRW	1,940,460	18	0
SOG	02/2024	2,895	RON	13,277	50	0
03/2024	668	CNY	4,742	3	0
SSB	01/2024	$2,058	CLP	1,819,417	5	0
UAG	01/2024	BRL	4,887	$997	0	(9)
01/2024	GBP	1,383	1,750	1	(10)
01/2024	JPY	214,005	1,461	0	(58)
01/2024	$606	MXN	10,652	18	0
01/2024	2,644	ZAR	50,477	111	0
03/2024	6,288	CZK	139,981	0	(42)
03/2024	6,842	INR	572,495	14	0

Total Forward Foreign Currency Contracts	$4,569	$(7,512)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	$1,900	$(86)	$(70)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	0

$(91)	$(70)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.700%	02/13/2024	$128,200	$(560)	$(1,897)
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	40,300	(487)	(940)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	40,300	(487)	(221)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.760	01/16/2024	106,800	(497)	(1,507)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.900	03/20/2024	137,600	(664)	(766)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	25,300	(329)	(554)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	25,300	(329)	(127)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	26,800	(323)	(427)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	26,800	(323)	(228)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	54,700	(689)	(1,114)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	54,700	(689)	(303)
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.758	01/16/2024	19,100	(88)	(269)

$(5,465)	$(8,353)

Total Written Options	$(5,556)	$(8,423)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$95	$0	$0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,595	(121)	123	2	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/18/2058	2,282	(141)	142	1	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	439	0	(1)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/18/2059	5,200	(151)	150	0	(1)

$(948)	$949	$3	$(2)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$1,900	$0	$(280)	$0	$(280)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

	Pay	CPURNSA		1.805	Maturity	09/20/2026	900	0	(131)	0	(131)

								$0	$(411)	$0	$(411)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	DWRTFT Index	2,328	5.715% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	$29,241	$0	$(123)	$0	$(123)
CIB	Receive	PIMCODB Index	506,341	0.000%	Monthly	02/15/2024	96,256	(26)	(591)	0	(617)
GST	Receive	BCOMAG Index	22,063	0.180%	Monthly	02/15/2024	1,410	0	(33)	0	(33)
	Receive	BCOMIN Index	10,407	0.100%	Monthly	02/15/2024	1,454	0	31	31	0
JPM	Receive	BCOMTR Index	7,257	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	1,644	0	(5)	0	(5)
	Receive	JMABNIC5 Index	458,488	0.000%	Monthly	02/15/2024	82,522	0	(739)	0	(739)
	Receive	DWRTFT Index	1,273	5.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/03/2024	15,989	0	(66)	0	(66)
MAC	Receive	PIMCODB Index	820,325	0.000%	Monthly	02/15/2024	150,849	0	(1,197)	0	(1,197)
MYI	Receive	DWRTFT Index	392	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/24/2024	4,924	0	(20)	0	(20)
	Receive	DWRTFT Index	88	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	1,105	0	(5)	0	(5)
	Receive	DWRTFT Index	1,650	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	20,725	0	(85)	0	(85)

								$(26)	$(2,833)	$31	$(2,890)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Exxon Mobil Corp.	4,182	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	$418	$0	$2	$2	$0
MYI	Pay	Chevron Corp.	2,870	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	428	0	1	1	0

								$0	$3	$3	$0

Total Swap Agreements								$(974)	$(2,292)	$37	$(3,303)

(n)

Securities with an aggregate market value of $12,421 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$68,120	$0	$68,120
Industrials	0	194	0	194
Utilities	0	443	0	443
U.S. Government Agencies	0	344,232	0	344,232
U.S. Treasury Obligations	0	971,407	0	971,407
Non-Agency Mortgage-Backed Securities	0	18,542	648	19,190
Asset-Backed Securities	0	215,899	0	215,899
Sovereign Issues	0	254,475	0	254,475
Common Stocks
Consumer Discretionary	1,418	0	0	1,418
Consumer Staples	183	0	0	183
Energy	808	0	0	808
Health Care	1,315	0	0	1,315
Information Technology	442	0	0	442
Materials	379	0	0	379
Real Estate	945	0	0	945
Utilities	248	0	0	248
Preferred Securities
Financials	0	643	0	643
Real Estate Investment Trusts
Real Estate	96,009	0	0	96,009
Commodities	0	277,908	0	277,908
Short-Term Instruments
Commercial Paper	0	27,336	0	27,336
Repurchase Agreements	0	84,961	0	84,961
Short-Term Notes	0	24	0	24
Hungary Treasury Bills	0	2,359	0	2,359
U.S. Treasury Bills	0	14,827	0	14,827

	$101,747	$2,281,370	$648	$2,383,765
Investments in Affiliates, at Value
Mutual Funds	104,835	0	0	104,835
Short-Term Instruments
Central Funds Used for Cash Management Purposes	6,779	0	0	6,779

	$111,614	$0	$0	$111,614

Total Investments	$213,361	$2,281,370	$648	$2,495,379

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,427	3,821	0	6,248
Over the counter	0	4,606	0	4,606

	$2,427	$8,427	$0	$10,854
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,117)	(4,364)	0	(6,481)
Over the counter	0	(19,238)	0	(19,238)

	$(2,117)	$(23,602)	$0	$(25,719)

Total Financial Derivative Instruments	$310	$(15,175)	$0	$(14,865)

Totals	$213,671	$2,266,195	$648	$2,480,514

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.5% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$4,830	$1,940
1.000% due 07/09/2029		126	51
3.500% due 07/09/2041 þ		920	314

Total Argentina (Cost $3,591)			2,305

AUSTRALIA 1.3%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust 6.390% due 09/05/2057 ~		$789	790
RESIMAC Premier 6.524% due 02/07/2052 ~		679	679

			1,469

SOVEREIGN ISSUES 1.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	145,600	91,316
1.000% due 11/21/2031		23,500	12,919
1.250% due 05/21/2032		7,800	4,317
1.750% due 06/21/2051		8,800	3,545
2.500% due 05/21/2030		15,800	10,007
4.500% due 04/21/2033		89,800	63,841

			185,945

Total Australia (Cost $207,406)			187,414

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Group NV 5.796% due 01/19/2029 •		$8,000	8,142

Total Belgium (Cost $8,000)			8,142

BRAZIL 0.4%
SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	23,300	4,797
0.000% due 07/01/2024 (e)		290,300	56,870

Total Brazil (Cost $60,992)			61,667

CANADA 1.2%
CORPORATE BONDS & NOTES 0.2%
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,000	9,498
Royal Bank of Canada 4.851% due 12/14/2026		$23,700	23,889

			33,387

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	7,863	5,561
2.867% due 02/12/2055 ~		16,700	11,197
3.650% due 08/12/2053		4,556	3,302

			20,060

SOVEREIGN ISSUES 0.9%
Canada Government Bond
1.750% due 12/01/2053		20,660	11,717

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

2.750% due 12/01/2033	132,000	100,917
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)	12,348	9,226

		121,860

Total Canada (Cost $170,933)		175,307

CAYMAN ISLANDS 4.2%
ASSET-BACKED SECURITIES 4.0%
ACAS CLO Ltd. 6.547% due 10/18/2028 •	$15,534	15,514
ACREC Ltd. 6.623% due 10/16/2036 •	13,602	13,312
Anchorage Capital CLO Ltd.
6.705% due 07/15/2030 •	14,237	14,229
6.814% due 07/22/2032 •	8,250	8,216
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •	6,798	6,792
Arbor Realty Commercial Real Estate Notes Ltd.
6.788% due 01/15/2037 •	31,200	30,732
6.826% due 11/15/2036 •	30,600	30,293
Barings Loan Partners CLO Ltd. 0.000% due 07/20/2033 (b)	4,400	4,400
Benefit Street Partners CLO Ltd.
6.605% due 10/15/2030 •	7,682	7,674
6.677% due 07/20/2029 ~	619	620
6.694% due 01/17/2032 •	5,700	5,700
6.735% due 07/15/2032 ~	6,500	6,472
Carlyle Global Market Strategies CLO Ltd.
6.589% due 08/14/2030 •	18,898	18,867
6.757% due 01/20/2032	7,075	7,074
6.795% due 07/15/2031	13,133	13,117
Cedar Funding CLO Ltd. 6.705% due 05/29/2032	4,108	4,101
Crestline Denali CLO Ltd.
6.715% due 10/15/2031	5,700	5,694
6.814% due 10/23/2031 •	9,687	9,688
Elmwood CLO Ltd.
6.717% due 10/20/2034	12,000	12,015
7.044% due 12/11/2033	26,000	25,988
Galaxy CLO Ltd. 6.625% due 10/15/2030 •	19,974	19,952
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •	11,120	11,111
GPMT Ltd. 6.723% due 07/16/2035 •	8,299	8,197
KKR CLO Ltd.
6.597% due 07/18/2030 •	7,025	7,020
6.605% due 07/15/2030 •	8,040	8,028
LCM Ltd. 6.516% due 07/20/2030 •	11,951	11,913
LoanCore Issuer Ltd.
6.776% due 11/15/2038 •	29,800	29,169
6.888% due 01/17/2037 •	11,600	11,378
Madison Park Funding Ltd. 6.760% due 04/25/2032 •	7,200	7,200
Marble Point CLO Ltd. 6.695% due 10/15/2030 •	7,671	7,687
MF1 Multifamily Housing Mortgage Loan Trust 6.326% due 07/15/2036 •	3,446	3,432
MidOcean Credit CLO 6.679% due 02/20/2031 ~	9,943	9,929
MKS CLO Ltd. 6.677% due 07/20/2030 •	4,570	4,565
OSD CLO Ltd. 6.534% due 04/17/2031 •	9,738	9,702
OZLM Ltd. 6.837% due 07/20/2032 •	15,500	15,456
Rad CLO Ltd. 6.964% due 01/25/2033	14,950	14,881
Romark CLO Ltd. 6.704% due 10/23/2030 •	14,589	14,558
Silver Rock CLO Ltd. 7.138% due 10/20/2033	11,900	11,870
Sound Point CLO Ltd. 6.574% due 01/23/2029 •	3,276	3,278
SOUND POINT CLO Ltd. 6.655% due 04/15/2031	2,790	2,785
Sound Point CLO Ltd. 6.887% due 07/20/2032 •	15,350	15,170
Starwood Mortgage Trust 6.688% due 11/15/2038 •	21,900	21,276
Symphony CLO Ltd. 6.535% due 04/15/2028 •	297	298

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

TCW CLO Ltd. 6.610% due 04/25/2031 •		21,724	21,738
Venture CLO Ltd.
6.535% due 04/15/2027 •		1,256	1,255
6.577% due 10/20/2028 •		5,606	5,602
6.667% due 07/20/2030 •		17,638	17,562
6.678% due 08/28/2029 •		2,796	2,797
Vibrant CLO Ltd.
6.717% due 09/15/2030 •		6,055	6,044
6.797% due 07/20/2032 •		8,800	8,736
Voya CLO Ltd. 6.655% due 10/15/2030 •		8,348	8,331
Wellfleet CLO Ltd. 6.567% due 07/20/2029 •		2,501	2,501
Wind River CLO Ltd. 6.735% due 07/15/2031 •		9,550	9,521

			573,440

CORPORATE BONDS & NOTES 0.1%
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,400	3,237
Sands China Ltd.
5.375% due 08/08/2025		4,100	4,046
5.650% due 08/08/2028		9,200	9,129

			16,412

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		9,700	10,086

Total Cayman Islands (Cost $603,089)			599,938

CHINA 4.3%
SOVEREIGN ISSUES 4.3%
China Government International Bond
2.370% due 01/20/2027	CNY	13,600	1,920
2.440% due 10/15/2027		3,105,330	438,739
2.680% due 05/21/2030		224,100	31,857
3.010% due 05/13/2028		79,300	11,476
3.190% due 04/15/2053		54,980	8,251
3.280% due 12/03/2027		500	73
3.530% due 10/18/2051		707,500	111,619

Total China (Cost $625,630)			603,935

DENMARK 4.1%
CORPORATE BONDS & NOTES 4.1%
DLR Kredit AS 1.000% due 10/01/2024	DKK	134,400	19,574
Jyske Realkredit AS
1.000% due 04/01/2024		102,600	15,106
1.000% due 10/01/2024		551,200	80,215
1.000% due 10/01/2050		920,717	103,694
1.500% due 10/01/2053		82,282	9,569
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		517,116	57,245
1.500% due 10/01/2053		45,485	5,493
Nykredit Realkredit AS
1.000% due 04/01/2024		328,800	48,397
1.000% due 10/01/2050		560,434	64,977
1.000% due 10/01/2053		28,485	3,269
1.500% due 10/01/2053		252,899	29,845
Realkredit Danmark AS
1.000% due 04/01/2024		713,700	104,989
1.000% due 10/01/2050		249,887	28,968
1.000% due 10/01/2053		12,115	1,390
1.500% due 10/01/2053		64,928	7,641

Total Denmark (Cost $666,607)			580,372

FRANCE 2.2%
CORPORATE BONDS & NOTES 0.6%
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026		$24,800	25,335
Societe Generale SA
1.488% due 12/14/2026 •		49,200	45,322
2.797% due 01/19/2028 •		7,400	6,821

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

3.337% due 01/21/2033 •		7,800	6,567

			84,045

SOVEREIGN ISSUES 1.6%
France Government International Bond
0.500% due 05/25/2072	EUR	19,400	8,987
0.750% due 05/25/2052		110,850	70,194
2.000% due 05/25/2048		117,900	107,696
3.250% due 05/25/2045		38,900	44,823

			231,700

Total France (Cost $416,157)			315,745

GERMANY 1.2%
CORPORATE BONDS & NOTES 1.2%
Deutsche Bank AG
0.898% due 05/28/2024 (j)		$8,700	8,547
1.625% due 01/20/2027	EUR	42,200	43,807
1.750% due 11/19/2030 •		4,400	4,229
2.129% due 11/24/2026 •(j)		$10,600	9,942
2.552% due 01/07/2028 •		22,600	20,758
2.625% due 12/16/2024	GBP	5,100	6,303
2.625% due 02/12/2026	EUR	12,300	13,341
3.035% due 05/28/2032 •(j)		$9,900	8,276
3.547% due 09/18/2031 •		9,700	8,518
3.729% due 01/14/2032 •(j)		4,200	3,523
3.961% due 11/26/2025 •		29,550	29,072
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		500	488
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	15,000	9,471

Total Germany (Cost $186,174)			166,275

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond
6.250% due 09/22/2032		$17,400	18,609
7.625% due 03/29/2041		600	719

Total Hungary (Cost $17,980)			19,328

IRELAND 1.2%
ASSET-BACKED SECURITIES 1.1%
Accunia European CLO DAC 4.915% due 07/15/2030 •	EUR	3,773	4,161
Armada Euro CLO DAC 4.685% due 07/15/2031 •		14,920	16,296
Aurium CLO DAC 4.635% due 04/16/2030 •		7,429	8,111
Blackrock European CLO DAC 4.585% due 10/15/2031 ~		6,874	7,470
BNPP AM Euro CLO DAC 4.615% due 10/15/2031 •		1,871	2,040
Cairn CLO DAC
4.552% due 04/30/2031 •		11,356	12,390
4.618% due 01/31/2030 •		3,421	3,743
Carlyle Euro CLO DAC 4.665% due 01/15/2031 •		18,841	20,596
CVC Cordatus Loan Fund DAC
4.555% due 09/15/2031 •		6,373	6,929
4.615% due 10/15/2031 •		15,616	17,010
4.652% due 07/21/2030 •		6,837	7,463
Harvest CLO DAC 4.605% due 10/15/2031 •		9,770	10,606
Jubilee CLO DAC
4.575% due 04/15/2030 ~		10,390	11,402
4.615% due 04/15/2031 •		8,700	9,464
Man GLG Euro CLO DAC
4.615% due 12/15/2031 •		14,635	15,972
4.645% due 10/15/2030 •		2,604	2,857
4.835% due 01/15/2030 •		2,308	2,547

			159,057

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		$5,500	5,311
1.750% due 10/29/2024		5,000	4,831

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

2.450% due 10/29/2026		3,600	3,335

			13,477

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
European Loan Conduit DAC 4.994% due 02/17/2030 ~	EUR	2,580	2,811
Shamrock Residential DAC 4.726% due 01/24/2061 •		1,912	2,104

			4,915

Total Ireland (Cost $192,515)			177,449

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
2.000% due 03/31/2027	ILS	111,200	29,184
4.500% due 01/17/2033		$11,200	10,666

Total Israel (Cost $45,066)			39,850

ITALY 0.6%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	15,288
2.625% due 04/28/2025		8,000	8,622
3.625% due 09/24/2024		1,500	1,645
Intesa Sanpaolo SpA
7.200% due 11/28/2033		$15,100	16,107
8.248% due 11/21/2033 •		13,200	14,335

			55,997

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		18,800	18,787
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	7,908

			26,695

Total Italy (Cost $85,952)			82,692

JAPAN 7.3%
CORPORATE BONDS & NOTES 0.1%
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		$2,294	2,210
Nomura Holdings, Inc. 2.329% due 01/22/2027		10,300	9,448
Olympus Corp. 2.143% due 12/08/2026		8,700	8,012

			19,670

SOVEREIGN ISSUES 7.2%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		43,400	40,457
Japan Government International Bond
0.005% due 03/01/2024	JPY	10,500,000	74,486
0.005% due 04/01/2024		5,270,000	37,391
0.005% due 05/01/2024		3,720,000	26,396
0.005% due 10/01/2024		31,210,000	221,460
0.100% due 03/10/2028 (g)		14,892,405	111,006
0.200% due 06/20/2036		2,810,000	18,346
0.500% due 09/20/2046		10,110,000	57,937
0.500% due 03/20/2049		11,846,000	65,190
0.700% due 12/20/2048		11,590,000	67,440
0.700% due 06/20/2051		9,715,000	54,772
0.700% due 12/20/2051		590,000	3,310
1.000% due 03/20/2052		2,860,000	17,362
1.100% due 09/20/2042		9,710,000	66,195
1.300% due 06/20/2052		1,760,000	11,503
1.400% due 03/20/2053		1,390,000	9,281
1.500% due 09/20/2043		12,660,000	91,456

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Tokyo Metropolitan Government 0.750% due 07/16/2025		$45,200	42,426

			1,016,414

Total Japan (Cost $1,245,036)			1,036,084

JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037		$5,100	5,100
Goldentree Loan Management U.S. CLO Ltd. 7.027% due 01/20/2034		13,900	13,900

Total Jersey, Channel Islands (Cost $19,000)			19,000

LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
Aroundtown SA 1.625% due 01/31/2028	EUR	2,200	1,976
Logicor Financing SARL 1.625% due 07/15/2027		1,300	1,321

Total Luxembourg (Cost $4,043)			3,297

MALAYSIA 1.3%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	3,242
4.550% due 04/21/2050		3,300	3,037
4.800% due 04/21/2060		4,200	3,991

			10,270

SOVEREIGN ISSUES 1.2%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	765,672	166,343

Total Malaysia (Cost $175,524)			176,613

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$6,100	5,311

Total Mexico (Cost $5,671)			5,311

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	14,200	7,423

Total New Zealand (Cost $9,948)			7,423

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	20,700	13,156

Total Norway (Cost $15,065)			13,156

PERU 0.1%
SOVEREIGN ISSUES 0.1%
Peru Government International Bond
2.780% due 12/01/2060		$4,700	2,941
3.230% due 07/28/2121		3,300	2,060
8.200% due 08/12/2026	PEN	45,200	12,985

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Total Peru (Cost $22,502)			17,986

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
3.875% due 02/14/2033 (l)	EUR	21,800	25,096
4.250% due 02/14/2043		6,230	7,255
4.875% due 10/04/2033		$7,800	7,927
5.500% due 04/04/2053		6,700	7,004

Total Poland (Cost $44,391)			47,282

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy
2.250% due 07/12/2031		$10,200	8,696
3.125% due 07/12/2041		1,600	1,234
3.300% due 07/12/2051		4,600	3,370

Total Qatar (Cost $16,311)			13,300

ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
1.375% due 12/02/2029	EUR	9,090	8,291
1.750% due 07/13/2030		12,500	11,191
2.000% due 01/28/2032 (l)		1,400	1,199
2.000% due 04/14/2033		1,700	1,409
2.124% due 07/16/2031		800	706
2.125% due 03/07/2028		14,800	14,861
2.625% due 12/02/2040		7,700	5,738
2.750% due 04/14/2041		4,445	3,306
2.875% due 04/13/2042		17,900	13,421
3.750% due 02/07/2034		12,500	11,906
5.000% due 09/27/2026		7,300	8,285
5.500% due 09/18/2028		9,000	10,232
6.375% due 09/18/2033		17,200	20,115
6.625% due 09/27/2029		13,100	15,489

Total Romania (Cost $146,201)			126,149

SAUDI ARABIA 0.5%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$1,200	1,033

SOVEREIGN ISSUES 0.5%
Saudi Government International Bond
3.250% due 10/22/2030		4,300	3,996
4.750% due 01/18/2028		32,100	32,470
4.875% due 07/18/2033		34,700	35,486
5.000% due 01/18/2053		1,000	944

			72,896

Total Saudi Arabia (Cost $72,331)			73,929

SERBIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Project Mercury 8.127% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	25,700	28,460

Total Serbia (Cost $27,680)			28,460

SINGAPORE 0.2%
SOVEREIGN ISSUES 0.2%
Singapore Government International Bond
2.250% due 08/01/2036	SGD	39,510	28,458
3.375% due 09/01/2033		6,150	4,932

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Total Singapore (Cost $32,176)			33,390

SOUTH KOREA 4.5%
SOVEREIGN ISSUES 4.5%
Korea Government International Bond
1.375% due 12/10/2029	KRW	22,106,220	15,543
1.500% due 12/10/2030		19,549,520	13,602
2.000% due 06/10/2031		33,061,410	23,676
2.125% due 06/10/2027		25,325,000	18,992
2.375% due 12/10/2027		25,830,000	19,471
2.375% due 12/10/2028		165,593,510	124,066
2.625% due 06/10/2028		134,446,320	102,173
3.250% due 03/10/2028		27,402,100	21,343
3.250% due 06/10/2033		101,193,950	78,991
3.250% due 09/10/2042		13,574,110	10,713
4.250% due 12/10/2032		220,741,250	185,233
5.500% due 03/10/2028		25,830,000	21,858

Total South Korea (Cost $659,121)			635,661

SPAIN 0.8%
CORPORATE BONDS & NOTES 0.1%
Banco Santander SA 1.849% due 03/25/2026		$4,400	4,075
CaixaBank SA 6.208% due 01/18/2029 •		9,700	9,903

			13,978

SOVEREIGN ISSUES 0.7%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	3,500	3,970
Spain Government International Bond
0.850% due 07/30/2037		2,700	2,198
1.450% due 10/31/2071		26,890	15,002
1.900% due 10/31/2052		6,450	4,930
3.450% due 07/30/2066		58,320	60,368
3.900% due 07/30/2039		14,300	16,732
5.250% due 04/06/2029	GBP	900	1,208

			104,408

Total Spain (Cost $176,080)			118,386

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	15,000	9,714

Total Supranational (Cost $11,052)			9,714

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG 5.000% due 07/09/2027		$3,900	3,903
UBS AG 5.125% due 05/15/2024 (i)		6,833	6,785
UBS Group AG
3.091% due 05/14/2032 •		4,800	4,090
3.869% due 01/12/2029 •		7,680	7,247
4.194% due 04/01/2031 •		17,800	16,590
4.282% due 01/09/2028		900	873
4.550% due 04/17/2026		2,600	2,567
4.965% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	10,900	12,056
6.373% due 07/15/2026 •		$16,200	16,394
6.442% due 08/11/2028 •		4,500	4,676
6.537% due 08/12/2033 •		61,000	65,134

Total Switzerland (Cost $135,837)			140,315

THAILAND 0.5%
SOVEREIGN ISSUES 0.5%
Thailand Government International Bond 3.390% due 06/17/2037	THB	2,050,035	63,656

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Total Thailand (Cost $55,013)			63,656

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$6,600	7,010

Total United Arab Emirates (Cost $6,514)			7,010

UNITED KINGDOM 5.2%
CORPORATE BONDS & NOTES 1.8%
Annington Funding PLC 1.650% due 07/12/2024	EUR	16,122	17,416
Barclays PLC
4.375% due 01/12/2026		$550	543
6.490% due 09/13/2029		6,600	6,878
Haleon U.K. Capital PLC 3.125% due 03/24/2025		7,100	6,937
HSBC Holdings PLC
2.251% due 11/22/2027 •		16,000	14,691
3.973% due 05/22/2030 •		5,000	4,675
4.041% due 03/13/2028 •		4,100	3,952
4.292% due 09/12/2026 •		11,000	10,778
4.583% due 06/19/2029 •		7,400	7,181
7.008% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,591
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	3,800	4,747
Nationwide Building Society 2.972% due 02/16/2028 •		$13,800	12,844
NatWest Group PLC
4.892% due 05/18/2029 •		300	295
5.076% due 01/27/2030 •		5,732	5,649
5.516% due 09/30/2028 •		10,500	10,566
Santander U.K. PLC 5.770% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	36,600	46,734
Standard Chartered PLC
0.991% due 01/12/2025 •		$14,000	13,984
1.822% due 11/23/2025 •		11,900	11,464
2.608% due 01/12/2028 •		11,100	10,159
3.785% due 05/21/2025 •		23,100	22,902
6.187% due 07/06/2027		18,000	18,308
6.296% due 07/06/2034		5,400	5,675
6.750% due 02/08/2028		14,000	14,432

			260,401

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
EuroMASTR PLC 5.531% due 06/15/2040 •	GBP	86	104
Eurosail PLC
4.165% due 12/15/2044 •	EUR	4,484	4,902
6.039% due 09/13/2045 •	GBP	748	941
6.289% due 06/13/2045 ~		259	328
Great Hall Mortgages PLC
4.062% due 03/18/2039 •	EUR	136	149
4.082% due 06/18/2038 •		1	1
5.479% due 06/18/2039 ~	GBP	5	7
5.489% due 06/18/2038 •		45	57
5.812% due 06/18/2039 •		$205	204
Ludgate Funding PLC 4.115% due 01/01/2061 •	EUR	104	110
Mansard Mortgages PLC 5.989% due 12/15/2049 ~	GBP	2,845	3,579
Newgate Funding PLC
4.195% due 12/01/2050 ~	EUR	2,301	2,336
4.525% due 12/15/2050 •		4,288	4,642
5.175% due 12/15/2050 •		890	913
5.425% due 12/15/2050 •		1,460	1,421
5.510% due 12/01/2050 •	GBP	39	47
5.540% due 12/15/2050 •		1,985	2,367
6.340% due 12/15/2050 •		1,959	2,405
6.590% due 12/15/2050 ~		1,104	1,310
Resloc U.K. PLC
5.499% due 12/15/2043 •		371	458
5.559% due 12/15/2043 •		639	756
Ripon Mortgages PLC 5.920% due 08/28/2056 •		73,515	93,429
RMAC Securities PLC
4.190% due 06/12/2044 •	EUR	71	74
5.489% due 06/12/2044 •	GBP	1,138	1,409
5.509% due 06/12/2044 •		3,205	3,937

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

5.827% due 06/12/2044 •		$162	156
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •	GBP	30,138	38,409
Towd Point Mortgage Funding
6.365% due 10/20/2051 •		9,237	11,786
6.570% due 05/20/2045 •		11,103	14,174
6.571% due 07/20/2045 ~		26,378	33,716
6.690% due 02/20/2045 •		3,587	4,562
Trinity Square PLC 6.070% due 07/15/2059 •		13,178	16,796
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		1	5,000
6.170% due 12/21/2049 •		24,772	31,657
6.870% due 12/21/2049 •		6,230	7,875
7.370% due 12/21/2049 •		3,115	3,915
7.870% due 12/21/2049 •		1,780	2,230
8.370% due 12/21/2049 •		1,780	2,192

			298,354

SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
0.625% due 10/22/2050		38,900	21,900
1.250% due 07/31/2051		47,100	31,996
1.500% due 07/31/2053		29,830	21,207
1.750% due 01/22/2049		28,000	22,584
4.250% due 12/07/2040		40,600	53,079
4.500% due 06/07/2028		25,000	33,232

			183,998

Total United Kingdom (Cost $852,922)			742,753

UNITED STATES 48.9%
ASSET-BACKED SECURITIES 3.4%
ABFC Trust 5.600% due 01/25/2037 •		$3,874	2,725
ACE Securities Corp. Home Equity Loan Trust
5.540% due 11/25/2036 •		3,928	1,608
6.055% due 02/25/2036 ~		15,544	13,199
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.410% due 06/25/2029 •		168	162
AREIT LLC 7.600% due 06/17/2039 •		9,700	9,752
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.713% due 02/25/2034 •		194	190
Asset-Backed Securities Corp. Home Equity Loan Trust
6.565% due 02/25/2035 •		3,531	3,622
6.826% due 04/15/2033 •		361	357
BDS Ltd. 7.156% due 03/19/2039 •		21,300	21,207
Bear Stearns Asset-Backed Securities Trust
5.690% due 03/25/2037 «~		204	199
6.130% due 10/25/2032 «•		1	1
6.270% due 10/27/2032 «•		15	15
Citigroup Mortgage Loan Trust
4.254% due 10/25/2037 þ		910	876
5.530% due 07/25/2045 •		196	135
5.650% due 01/25/2037 ~		4,398	3,053
5.730% due 03/25/2037 •		1,626	1,404
5.770% due 12/25/2036 •		6,274	2,507
5.790% due 12/25/2036 •		2,285	1,277
5.920% due 08/25/2036 •		16,899	16,255
5.990% due 03/25/2036 •		4,365	3,927
Citigroup Mortgage Loan Trust, Inc. 5.860% due 06/25/2037 •		1,797	1,774
Countrywide Asset-Backed Certificates Trust
4.434% due 08/25/2035 «~		304	271
4.488% due 12/25/2034 •		9,002	8,290
5.610% due 06/25/2035 •		5,771	5,051
5.610% due 08/25/2037 •		3,506	3,153
5.670% due 06/25/2047 •		5,085	4,549
5.730% due 12/25/2036 •		931	846
5.750% due 05/25/2035 •		1,681	1,614
5.930% due 04/25/2047 •		11,985	10,866
5.950% due 03/25/2036 •		881	801
6.150% due 12/25/2036 •		223	170
6.445% due 01/25/2036 •		14,964	14,532
6.475% due 10/25/2035 •		3,758	3,699
Credit Suisse First Boston Mortgage Securities Corp. 5.077% due 01/25/2032 •		15	14
Credit-Based Asset Servicing & Securitization Trust 5.590% due 11/25/2036 •		3	1
First Franklin Mortgage Loan Trust 6.370% due 03/25/2034 ~		4,622	4,500

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •	22,000	21,463
Fremont Home Loan Trust
5.620% due 10/25/2036 •	6,401	2,585
6.010% due 02/25/2036 •	7,522	6,406
GSAA Home Equity Trust
5.830% due 03/25/2036 •	6,144	2,062
5.995% due 03/25/2046 ~	837	313
GSAMP Trust
5.600% due 12/25/2046 •	7,808	4,176
5.740% due 03/25/2047 •	1,212	1,078
Home Equity Asset Trust 6.070% due 11/25/2032 «•	2	2
Home Equity Mortgage Loan Asset-Backed Trust
5.640% due 04/25/2037 •	3,614	2,489
5.710% due 04/25/2037 •	7,572	4,897
HSI Asset Securitization Corp. Trust
5.730% due 04/25/2037 ~	6,465	3,331
6.085% due 01/25/2036 •	4,500	4,154
JP Morgan Mortgage Acquisition Trust
5.690% due 08/25/2036 •	41	29
5.740% due 07/25/2036 •	2,412	2,080
LCCM Trust 6.676% due 12/13/2038 •	10,249	9,919
Long Beach Mortgage Loan Trust
5.990% due 08/25/2045 •	2,351	2,280
6.030% due 10/25/2034 •	12	12
MASTR Asset-Backed Securities Trust
5.620% due 10/25/2036 •	11,258	3,739
5.670% due 08/25/2036 •	6,259	2,301
5.690% due 10/25/2036 ~	3,350	1,117
5.770% due 03/25/2036 •	602	366
6.205% due 10/25/2035 •	10,803	10,368
Merrill Lynch Mortgage Investors Trust
5.630% due 09/25/2037 •	21	4
5.710% due 02/25/2037 •	43	13
6.190% due 05/25/2036 •	146	144
MF1 LLC 7.506% due 06/19/2037 •	14,200	14,183
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 10/25/2036 •	633	551
5.610% due 05/25/2037 •	2,719	1,989
5.620% due 11/25/2036 •	8,835	5,030
5.670% due 05/25/2037 •	28,528	16,454
5.950% due 06/25/2036 •	3,626	1,909
Morgan Stanley Home Equity Loan Trust
5.640% due 04/25/2037 •	9,502	4,944
5.700% due 04/25/2037 •	6,996	3,645
5.820% due 04/25/2037 •	1,007	526
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ	1,324	293
Morgan Stanley Structured Trust 5.770% due 06/25/2037 ~	8,253	7,540
New Century Home Equity Loan Trust 6.595% due 10/25/2033 •	5,545	5,500
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.905% due 03/25/2036 •	2,114	2,089
6.100% due 02/25/2036 •	11,049	9,921
Nomura Resecuritization Trust 3.950% due 12/26/2037 ~	8,704	7,390
NovaStar Mortgage Funding Trust 5.600% due 03/25/2037 ~	15,164	9,454
Option One Mortgage Loan Trust
5.610% due 02/25/2037 ~	12,366	6,100
5.690% due 05/25/2037 ~	1,862	1,103
6.250% due 02/25/2035 ~	3,131	2,944
PRET LLC 1.843% due 09/25/2051 þ	20,558	19,593
RAAC Trust 5.970% due 02/25/2037 •	4,577	4,405
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,365	4,830
5.675% due 06/25/2037 þ	16,477	4,360
5.731% due 11/25/2036 þ	26,069	9,334
Residential Asset Mortgage Products Trust
5.910% due 12/25/2035 •	1,571	1,430
6.070% due 03/25/2036 •	852	831
Residential Asset Securities Corp. Trust 6.310% due 09/25/2034 ~	509	487
Saxon Asset Securities Trust 7.220% due 12/25/2037 •	4,221	3,579
Securitized Asset-Backed Receivables LLC Trust
5.600% due 05/25/2037 •	174	129
5.810% due 08/25/2036 ~	1,169	380
SMB Private Education Loan Trust
3.940% due 02/16/2055	16,507	15,749

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

6.788% due 02/16/2055 •		1,802	1,801
Soundview Home Loan Trust
5.590% due 11/25/2036 •		33	10
5.875% due 12/25/2036 •		7,332	7,150
5.970% due 11/25/2036 ~		8,024	7,553
Structured Asset Investment Loan Trust 6.420% due 07/25/2033 ~		3,461	3,340
Structured Asset Securities Corp. Mortgage Loan Trust
5.630% due 03/25/2036 •		1,184	1,119
5.700% due 05/25/2047 •		3,059	2,921
5.910% due 12/25/2036 •		19,167	17,162
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035		9,000	9,181
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		24,400	24,096
WaMu Asset-Backed Certificates WaMu Trust 5.760% due 05/25/2037 •		4,180	3,613
Wells Fargo Home Equity Asset-Backed Securities Trust 5.815% due 01/25/2037 •		16,182	15,617

			488,165

CORPORATE BONDS & NOTES 2.2%
7-Eleven, Inc. 0.800% due 02/10/2024		1,100	1,094
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,400	2,358
Bayer U.S. Finance LLC 4.250% due 12/15/2025		10,300	10,041
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	12,200	13,084
Broadcom, Inc. 2.450% due 02/15/2031		$100	86
Charter Communications Operating LLC
3.750% due 02/15/2028		19,100	18,045
3.950% due 06/30/2062		8,700	5,483
5.125% due 07/01/2049		5,200	4,230
7.289% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,100
Citigroup, Inc. 3.290% due 03/17/2026 •(j)		8,500	8,279
Credit Suisse AG AT1 Claim		16,825	2,019
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		3,800	3,031
Energy Transfer LP 3.900% due 05/15/2024		900	893
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		7,600	7,314
2.700% due 08/10/2026		1,900	1,761
2.748% due 06/14/2024	GBP	1,600	2,012
2.900% due 02/16/2028		$900	809
2.900% due 02/10/2029		7,500	6,575
3.375% due 11/13/2025		21,100	20,201
3.664% due 09/08/2024		4,200	4,135
3.810% due 01/09/2024		400	400
4.063% due 11/01/2024		1,200	1,180
4.535% due 03/06/2025	GBP	3,900	4,903
4.675% due 12/01/2024 •	EUR	5,250	5,810
5.584% due 03/18/2024		$7,500	7,491
GA Global Funding Trust 2.250% due 01/06/2027		7,400	6,725
Goldman Sachs Group, Inc.
6.484% due 10/24/2029		15,200	16,139
6.528% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,600	2,567
JPMorgan Chase & Co.
4.080% due 04/26/2026 •		26,700	26,280
6.087% due 10/23/2029		20,900	21,985
Marvell Technology, Inc. 1.650% due 04/15/2026		6,400	5,958
Morgan Stanley
2.630% due 02/18/2026 •		11,500	11,135
6.407% due 11/01/2029		15,700	16,649
Oracle Corp. 1.650% due 03/25/2026 (j)		20,600	19,222
Organon & Co. 4.125% due 04/30/2028		3,700	3,409
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	180
2.950% due 03/01/2026		700	663
3.150% due 01/01/2026		1,400	1,343
3.500% due 08/01/2050		500	346
3.950% due 12/01/2047		900	660
4.000% due 12/01/2046		800	588
4.250% due 03/15/2046		500	386
4.300% due 03/15/2045		600	471
4.400% due 03/01/2032		2,500	2,315

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

4.500% due 07/01/2040	300	254
4.550% due 07/01/2030	600	572
4.600% due 06/15/2043	1,100	908
4.750% due 02/15/2044	1,207	1,011
4.950% due 07/01/2050	100	86
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	5,000	4,941
Principal Life Global Funding 1.375% due 01/10/2025	5,100	4,900
Southern California Edison Co. 6.266% (SOFRINDX + 0.830%) due 04/01/2024 ~	6,500	6,502
Wells Fargo & Co. 6.303% due 10/23/2029	13,600	14,342

		305,871

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 7.720% due 03/15/2027	7,386	5,121
Charter Communications Operating LLC 7.133% due 02/01/2027	12,788	12,803
Organon & Co. 8.472% due 06/02/2028	4,746	4,764
United Airlines, Inc. 9.220% due 04/21/2028	8,769	8,813

		31,501

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	100	125
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036	7,700	6,280
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027	5,000	4,586
2.532% due 06/01/2028	3,300	2,985

		13,976

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
Adjustable Rate Mortgage Trust 4.820% due 09/25/2035 ~	43	37
American Home Mortgage Assets Trust 5.660% due 05/25/2046 •	130	108
BAMLL Commercial Mortgage Securities Trust 6.526% due 09/15/2038 •	15,200	14,390
Banc of America Funding Trust
2.371% due 03/20/2036 «~	25	22
4.443% due 10/20/2046 ~	28	23
5.061% due 01/20/2047 ~	53	46
5.490% due 02/20/2036 ~	304	283
5.500% due 01/25/2036 «	33	32
5.657% due 11/20/2034 ~	140	134
6.000% due 03/25/2037 «	129	100
Banc of America Mortgage Trust
4.302% due 04/25/2035 «~	54	52
4.578% due 06/25/2035 «~	62	52
5.139% due 09/25/2035 «~	11	10
BCAP LLC Trust
4.705% due 01/26/2047 ~	135	128
5.250% due 02/26/2036 ~	413	178
5.250% due 04/26/2037	723	414
Bear Stearns Adjustable Rate Mortgage Trust
4.091% due 05/25/2034 «~	51	43
5.099% due 07/25/2034 «~	14	13
5.224% due 11/25/2034 «~	1	1
5.453% due 02/25/2034 ~	6	5
5.561% due 05/25/2034 «~	54	49
5.611% due 10/25/2033 «~	21	19
6.289% due 01/25/2035 ~	64	64
Bear Stearns ALT-A Trust
4.170% due 08/25/2036 ~	601	413
4.196% due 11/25/2036 ~	230	103
4.235% due 08/25/2036 ~	892	451
4.255% due 08/25/2036 ~	115	75
4.600% due 11/25/2035 ~	30	23
4.730% due 09/25/2035 ~	1,554	922
4.964% due 01/25/2036 ~	59	55
Bear Stearns Structured Products, Inc. Trust 3.993% due 12/26/2046 ~	23	18
Chase Mortgage Finance Trust
4.523% due 07/25/2037 ~	380	301
5.342% due 02/25/2037 ~	75	73
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.700% due 05/25/2036 ~	366	327

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

CIM Trust 5.500% due 08/25/2064 ~	7,212	7,290
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 «	31	26
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	35,437	30,482
3.657% due 03/25/2037 ~	154	134
4.523% due 09/25/2037 ~	299	264
4.816% due 07/25/2046 ~	345	314
5.322% due 08/25/2035 ~	7	7
6.980% due 05/25/2035 •	8	8
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.150% due 09/25/2035 ~	786	696
COLT Mortgage Loan Trust 4.156% due 02/25/2067 ~	10,664	9,858
Countrywide Alternative Loan Trust
4.174% due 02/25/2037 ~	53	46
5.000% due 11/25/2035	3,094	1,717
5.250% due 06/25/2035	69	53
5.500% due 09/25/2035 «~	106	64
5.500% due 09/25/2035 •	865	524
5.662% due 09/20/2046 •	1,119	1,126
5.682% due 07/20/2046 ~	261	209
5.750% due 04/25/2047 •	491	432
5.820% due 05/25/2037 •	314	108
5.850% due 09/25/2046 •	269	249
5.890% due 07/25/2046 •	25	20
5.892% due 03/20/2046 •	38	31
5.892% due 05/20/2046 •	346	292
6.030% due 02/25/2037 •	153	123
6.250% due 08/25/2037	291	144
6.262% due 11/25/2047 ~	1,336	1,086
6.392% due 11/25/2047 •	3,104	2,525
6.412% due 08/25/2035 •	138	125
6.500% due 08/25/2032 «	2	2
6.512% due 11/25/2035 •	142	120
7.052% due 11/25/2035 •	137	119
Countrywide Home Loan Mortgage Pass-Through Trust
4.039% due 05/20/2036 ~	163	150
4.042% due 04/20/2036 ~	2,399	2,137
4.126% due 09/20/2036 ~	68	59
4.159% due 02/25/2047 ~	107	92
4.377% due 03/25/2037 ~	86	72
4.765% due 11/25/2034 ~	222	201
6.000% due 08/25/2037	988	504
6.010% due 03/25/2035 •	236	215
6.050% due 04/25/2035 •	252	230
6.110% due 03/25/2035 •	230	200
6.130% due 02/25/2035 •	5	5
7.873% due 02/20/2036 «•	187	164
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.858% due 07/25/2033 «~	2	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,323	810
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	2,880	2,376
6.876% due 07/15/2038 •	4,800	4,248
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.610% due 07/25/2047 ~	252	232
5.850% due 08/25/2047 •	6,053	4,884
6.220% due 10/25/2047 •	2,787	1,991
Downey Savings & Loan Association Mortgage Loan Trust 6.110% due 07/19/2045 «•	4	1
Extended Stay America Trust 6.556% due 07/15/2038 ~	23,989	23,786
First Horizon Mortgage Pass-Through Trust 5.464% due 08/25/2035 ~	45	32
GCAT Trust 3.000% due 04/25/2052 ~	15,780	13,533
GreenPoint Mortgage Funding Trust
5.830% due 01/25/2037 •	277	244
5.890% due 04/25/2036 •	185	158
6.010% due 11/25/2045 •	41	36
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.725% due 10/25/2033 «~	4	4
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	5,900	4,860
2.500% due 04/25/2052 ~	7,498	6,209
3.000% due 09/25/2052 ~	35,432	30,341
GSR Mortgage Loan Trust
3.966% due 05/25/2035 ~	52	43
4.149% due 04/25/2035 «~	10	9
4.511% due 11/25/2035 ~	97	86
4.836% due 09/25/2035 ~	73	69
5.700% due 05/25/2037 •	2,696	1,331
6.166% due 01/25/2035 ~	86	79

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

6.780% due 03/25/2033 «•	10	9
HarborView Mortgage Loan Trust
4.209% due 07/19/2035 ~	60	44
5.660% due 09/19/2037 •	415	353
5.950% due 03/19/2036 •	63	58
HomeBanc Mortgage Trust 3.917% due 04/25/2037 ~	419	372
Impac CMB Trust
6.190% due 10/25/2034 «•	170	156
6.250% due 10/25/2034 •	63	61
6.470% due 07/25/2033 «•	2	2
IndyMac IMSC Mortgage Loan Trust 5.830% due 07/25/2047 •	1,453	991
IndyMac INDA Mortgage Loan Trust
3.671% due 08/25/2036 ~	276	219
4.803% due 11/25/2035 «~	49	48
IndyMac INDB Mortgage Loan Trust 6.070% due 11/25/2035 •	123	74
IndyMac INDX Mortgage Loan Trust
3.478% due 03/25/2036 ~	3,111	2,185
3.767% due 09/25/2035 ~	3,549	2,891
4.699% due 12/25/2034 ~	29	27
5.770% due 06/25/2037 •	273	99
5.850% due 09/25/2046 •	1,638	1,396
5.950% due 06/25/2037 •	267	243
5.970% due 02/25/2037 ~	468	292
JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 «~	6	2
5.623% due 12/25/2035 ~	3,566	2,634
5.950% due 10/25/2036 ~	7,209	6,408
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	56,982	48,865
3.000% due 03/25/2052 ~	55,817	47,866
3.000% due 04/25/2052 ~	53,189	45,679
3.000% due 05/25/2052 ~	74,780	64,128
3.500% due 09/25/2052 ~	8,433	7,505
4.704% due 02/25/2036 ~	185	126
4.735% due 11/25/2033 «~	32	29
4.917% due 07/25/2035 ~	40	38
5.000% due 05/25/2052 •	11,754	10,911
5.330% due 10/25/2035 «~	4	3
5.392% due 09/25/2035 «~	42	38
JPMBB Commercial Mortgage Securities Trust 0.559% due 04/15/2047 ~(a)	8,903	5
Luminent Mortgage Trust 5.810% due 12/25/2036 •	914	788
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	20,525
MASTR Adjustable Rate Mortgages Trust
5.680% due 04/25/2046 •	628	551
6.070% due 05/25/2047 «~	5	5
MASTR Alternative Loan Trust
5.870% due 03/25/2036 ~	371	40
6.000% due 03/25/2036	764	667
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.956% due 06/15/2030 •	6	5
6.020% due 10/20/2029 •	4	4
Merrill Lynch Mortgage Investors Trust
4.407% due 06/25/2035 ~	68	64
5.307% due 02/25/2033 ~	26	24
5.890% due 02/25/2036 •	190	179
5.970% due 11/25/2035 •	243	227
MFA Trust
1.381% due 04/25/2065 ~	8,345	7,728
1.947% due 04/25/2065 ~	3,449	3,183
Morgan Stanley Capital Trust 6.645% due 12/15/2038 •	22,800	21,308
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	15,296	14,461
2.750% due 11/25/2059 ~	14,228	13,379
6.864% due 10/25/2063 þ	15,929	16,182
OBX Trust
3.000% due 01/25/2052 ~	33,232	28,498
5.949% due 02/25/2063 þ	8,577	8,587
6.120% due 11/25/2062 ~	7,241	7,285
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.030% due 12/25/2035 •	516	478
PMT Loan Trust 2.500% due 07/25/2051 ~	10,904	8,981
Residential Accredit Loans, Inc. Trust
5.620% due 02/25/2047 •	1,150	417
5.791% due 10/25/2037 ~	2,745	2,318
5.830% due 07/25/2036 •	11,156	4,500
5.870% due 12/25/2046 •	456	401
5.890% due 04/25/2046 ~	39	11
6.000% due 06/25/2036	344	264

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

6.010% due 05/25/2046 •	159	124
6.250% due 02/25/2037	6,302	4,882
Residential Asset Securitization Trust
5.750% due 02/25/2036	3,655	2,774
5.870% due 01/25/2046 •	90	26
6.500% due 08/25/2036	568	164
Residential Funding Mortgage Securities, Inc. Trust
5.091% due 09/25/2035 ~	136	91
6.500% due 03/25/2032 «	17	16
Sequoia Mortgage Trust
4.016% due 09/20/2046 ~	1,193	716
6.164% due 04/20/2035 «~	15	14
Structured Adjustable Rate Mortgage Loan Trust
4.212% due 09/25/2036 ~	331	230
4.672% due 08/25/2035 ~	163	140
6.478% due 02/25/2034 ~	30	29
6.624% due 04/25/2034 «~	11	11
Structured Asset Mortgage Investments Trust
5.850% due 06/25/2036 •	17	17
5.890% due 05/25/2036 •	215	145
5.910% due 05/25/2036 •	1,536	1,208
5.910% due 09/25/2047 •	1,499	1,292
5.990% due 05/25/2046 «•	47	28
6.050% due 07/19/2034 «•	2	2
6.070% due 08/25/2036 •	872	615
6.090% due 12/25/2035 •	3	2
6.512% due 08/25/2047 •	766	618
Structured Asset Securities Corp. 5.750% due 01/25/2036 •	830	684
Structured Asset Securities Corp. Mortgage Loan Trust 5.760% due 10/25/2036 •	5,901	4,746
Thornburg Mortgage Securities Trust
5.472% due 10/25/2043 «~	23	21
6.720% due 06/25/2037 •	263	240
6.765% due 06/25/2037 •	1,423	1,193
6.815% due 06/25/2037 •	4,689	4,054
6.815% due 06/25/2047 •	715	623
6.815% due 06/25/2047 «~	2	2
6.865% due 03/25/2037 ~	329	269
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	15,261	13,568
2.710% due 01/25/2060 ~	12,146	11,426
2.900% due 10/25/2059 ~	48,282	45,403
6.470% due 05/25/2058 •	4,552	4,631
UWM Mortgage Trust 3.000% due 01/25/2052 ~	6,984	5,981
WaMu Mortgage Pass-Through Certificates Trust
3.657% due 02/25/2037 ~	2,435	2,102
3.927% due 04/25/2035 ~	99	95
4.172% due 09/25/2036 ~	1,168	1,000
4.335% due 02/27/2034 •	61	58
4.397% due 12/25/2046 •	55	47
4.496% due 08/25/2046 ~	646	572
4.615% due 10/25/2035 ~	115	103
4.821% due 06/25/2033 «~	14	14
4.926% due 12/25/2035 ~	120	107
5.992% due 06/25/2046 •	322	288
6.012% due 02/25/2046 •	774	680
6.030% due 11/25/2045 •	1,602	1,441
6.090% due 01/25/2045 •	76	74
6.210% due 11/25/2034 •	258	242
6.512% due 10/25/2046 ~	483	433
Washington Mutual Mortgage Pass-Through Certificates Trust
5.782% due 04/25/2047 •	5,104	3,962
5.850% due 07/25/2046 •	2,340	1,790
5.852% due 05/25/2047 «•	28	4
5.952% due 07/25/2046 •	290	177
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039	18,800	17,129

		717,671

	SHARES
PREFERRED SECURITIES 0.1%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)	10,000,000	9,487

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 32.2%
Fannie Mae
3.000% due 03/01/2060	$10,401	9,168
3.500% due 01/01/2059	19,377	17,602
4.560% due 08/01/2036 •	11	11
4.585% due 04/01/2032 •	4	4
5.250% due 06/01/2035 •	68	68
5.563% due 03/25/2034 •	4	4
5.620% due 12/01/2034 •	40	40
5.852% due 06/25/2036 •	160	158
5.952% due 10/25/2040 •	80	79
6.000% due 04/25/2043 - 07/25/2044	406	407
6.021% due 11/01/2034 •	222	229
6.128% due 06/01/2043 •	13	12
6.633% due 12/01/2030 •	2	2
Freddie Mac
0.000% due 01/15/2038 ~(a)	2,409	127
5.334% due 01/15/2038 •	2,409	2,376
5.933% due 10/15/2040 •	876	861
6.000% due 12/01/2033	129	129
6.021% due 09/01/2035 •	5	5
6.053% due 12/15/2037 •	92	92
6.212% due 10/25/2044 - 02/25/2045 •	674	614
Ginnie Mae
2.500% due 09/20/2051	41,337	36,169
2.750% (H15T1Y + 1.500%) due 10/20/2024 - 12/20/2025 ~	1	0
2.750% due 11/20/2030 •	1	1
3.000% due 07/20/2046 - 05/20/2047	253	241
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2026 ~	8	8
3.875% (H15T1Y + 1.500%) due 04/20/2024 - 05/20/2026 ~	4	3
3.875% due 04/20/2027 - 05/20/2030 •	36	36
4.000% due 08/20/2027 - 05/20/2030 •	17	17
6.000% due 08/20/2034	2,408	2,448
Ginnie Mae, TBA 3.000% due 02/01/2054	91,200	82,643
U.S. Small Business Administration 5.110% due 04/01/2025	2	2
Uniform Mortgage-Backed Security
2.500% due 01/01/2051 - 02/01/2051	9,433	8,056
3.000% due 10/01/2049 - 06/01/2051	23,069	20,681
3.500% due 04/01/2027 - 07/01/2050	28,205	26,462
4.000% due 06/01/2038 - 10/01/2053	191,796	181,575
4.500% due 07/01/2052 - 10/01/2053	19,719	19,127
5.500% due 06/01/2053 - 10/01/2053	102,138	102,586
6.500% due 09/01/2053 - 10/01/2053	344,993	353,655
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2054	5,000	4,734
4.500% due 02/01/2054	660,200	640,420
5.000% due 01/01/2054 - 02/01/2054	657,400	650,550
5.500% due 01/01/2054 - 02/01/2054	219,000	219,974
6.000% due 01/01/2054 - 02/01/2054	986,900	1,002,157
6.500% due 01/01/2054 - 02/01/2054	1,160,900	1,189,650

		4,573,183

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Bonds
1.625% due 11/15/2050 (p)	1,600	954
1.875% due 02/15/2041 (p)	15,500	11,152
4.000% due 11/15/2052 (p)	300	296
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025 (n)(p)	97,851	94,368
0.125% due 07/15/2031 (n)(p)	52,805	46,973
0.125% due 01/15/2032 (n)(p)	50,057	43,992
0.250% due 01/15/2025 (n)(p)	143,668	139,463
0.500% due 01/15/2028 (n)(p)	87,188	82,528
0.625% due 07/15/2032 (n)(p)	33,992	31,074
1.125% due 01/15/2033 (n)(p)	98,898	93,627
2.375% due 01/15/2025 (n)	27,421	27,209
2.375% due 01/15/2027 (n)(p)	6,408	6,466
2.500% due 01/15/2029 (n)(p)	36,041	37,271
3.875% due 04/15/2029 (n)(p)	14,037	15,479
U.S. Treasury Notes
2.875% due 04/30/2025 (n)(p)	131,200	128,356
3.500% due 02/15/2033	28,170	27,329
4.000% due 02/29/2028 (n)(p)	10,200	10,235

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

			796,772

Total United States (Cost $7,034,020)			6,936,626

SHORT-TERM INSTRUMENTS 23.0%
COMMERCIAL PAPER 0.4%
AT&T, Inc. 5.700% due 03/19/2024		$48,750	48,137
Fidelity National Information Services, Inc. 5.650% due 01/05/2024		6,500	6,493

			54,630

REPURCHASE AGREEMENTS (k) 0.0%			5,075

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	186,550	197

HUNGARY TREASURY BILLS 0.5%
10.900% due 01/04/2024 (e)(f)	HUF	23,529,000	67,780

JAPAN TREASURY BILLS 22.0%
(0.208)% due 01/09/2024 - 04/04/2024 (d)(e)	JPY	440,000,000	3,121,295

U.S. TREASURY BILLS 0.1%
5.377% due 02/15/2024 - 03/28/2024 (d)(e)(p)		$12,726	12,581

Total Short-Term Instruments (Cost $3,099,873)			3,261,558

Total Investments in Securities (Cost $17,156,403)			16,537,478

		SHARES
INVESTMENTS IN AFFILIATES 11.1%
SHORT-TERM INSTRUMENTS 11.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short Asset Portfolio		69,845,768	677,225
PIMCO Short-Term Floating NAV Portfolio III		91,674,252	891,715

Total Short-Term Instruments (Cost $1,586,311)			1,568,940

Total Investments in Affiliates (Cost $1,586,311)			1,568,940

Total Investments 127.6% (Cost $18,742,714)			$18,106,418
Financial Derivative Instruments (m)(o) (1.5)%(Cost or Premiums, net $364,037)			(209,560)
Other Assets and Liabilities, net (26.1)%			(3,711,416)

Net Assets 100.0%			$14,185,442

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Contingent convertible security.
(j)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.290%	03/17/2026	03/10/2022		$8,500	$8,279	0.06%
Deutsche Bank AG				0.898	05/28/2024	05/25/2021		8,700	8,547	0.06
Deutsche Bank AG				2.129	11/24/2026	11/17/2020		10,600	9,942	0.07
Deutsche Bank AG				3.035	05/28/2032	06/01/2021 - 06/21/2021		9,908	8,276	0.06
Deutsche Bank AG				3.729	01/14/2032	01/20/2021 - 01/28/2021		4,215	3,523	0.02
Oracle Corp.				1.650	03/25/2026	03/22/2021		20,596	19,222	0.14

								$62,519	$57,789	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$5,075	U.S. Treasury Notes 0.375% due 11/30/2025			$(5,177)	$5,075	$5,076

Total Repurchase Agreements								$(5,177)	$5,075	$5,076

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date		Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BPS				3.500%	09/28/2023		TBD(3)	EUR	(295)	$(328)
BRC				3.200	11/27/2023		TBD(3)	(14,069)		(15,584)
JML				2.000	12/06/2023		TBD(3)	(3,470)		(3,836)

Total Reverse Repurchase Agreements										$(19,748)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (8.6)%
U.S. Government Agencies (8.6)%
Ginnie Mae, TBA						2.500%	01/01/2054	$41,522	$(36,047)	$(36,329)
Uniform Mortgage-Backed Security, TBA						2.000	01/01/2039	170,700	(149,245)	(153,070)
Uniform Mortgage-Backed Security, TBA						2.000	02/01/2039	11,000	(9,885)	(9,874)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Uniform Mortgage-Backed Security, TBA	2.000	01/01/2054	347,950	(284,721)	(284,449)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2054	784,400	(628,441)	(641,982)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2054	2,230	(1,828)	(1,900)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2054	50,700	(43,488)	(44,903)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2054	57,000	(50,748)	(50,545)

Total Short Sales (8.6)%	$(1,204,403)	$(1,223,052)

(l)	Securities with an aggregate market value of $19,913 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(22,601) at a weighted average interest rate of 4.872%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2024	5,136	$1,366,160	$900	$213	$(142)
3-Month EURIBOR March Futures	03/2025	5,136	1,388,130	4,649	425	(779)
3-Month SOFR Active Contract December Futures	03/2024	193	45,665	23	2	0
3-Month SOFR Active Contract June Futures	09/2025	2,756	666,883	4,114	276	0
3-Month SOFR Active Contract March Futures	06/2024	9,100	2,161,591	8,075	227	0
3-Month SOFR Active Contract September Futures	12/2025	2,758	668,126	4,107	276	0
Canada Government 10-Year Bond March Futures	03/2024	1,835	171,971	5,924	42	0
Euro-BTP March Futures	03/2024	4,428	582,440	21,391	0	(9,679)
Euro-Bund March Futures	03/2024	387	58,624	737	0	(606)
Euro-Buxl 30-Year Bond March Futures	03/2024	218	34,106	2,755	0	(948)
Euro-Schatz March Futures	03/2024	5,765	678,081	2,919	286	(414)
Japan Government 10-Year Bond March Futures	03/2024	359	373,538	3,309	560	(866)

$58,903	$2,307	$(13,434)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2024	10,272	$(2,760,243)	$(6,801)	$1,417	$(709)
3-Month SOFR Active Contract December Futures	03/2025	11,041	(2,657,293)	(14,434)	0	(966)
3-Month SOFR Active Contract June Futures	09/2024	813	(194,073)	(1,259)	0	(41)
3-Month SOFR Active Contract September Futures	12/2024	2,757	(661,025)	(5,342)	0	(207)
Australia Government 3-Year Bond March Futures	03/2024	752	(54,758)	(546)	60	(75)
Australia Government 10-Year Bond March Futures	03/2024	3,369	(267,842)	(7,590)	1,346	(1,656)
Euro-Bobl March Futures	03/2024	1,703	(224,250)	(3,708)	884	0
Euro-Oat March Futures	03/2024	1,691	(245,500)	(7,219)	2,950	0
U.S. Treasury 2-Year Note March Futures	03/2024	1,032	(212,503)	(2,046)	0	(129)
U.S. Treasury 5-Year Note March Futures	03/2024	8,882	(966,126)	(21,694)	0	(763)
U.S. Treasury 10-Year Note March Futures	03/2024	4,909	(554,180)	(17,456)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	1,746	(206,055)	(9,027)	164	0
U.S. Treasury Long-Term Bond March Futures	03/2024	63	(7,871)	(582)	12	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	55	(7,348)	(623)	29	0
United Kingdom Long Gilt March Futures	03/2024	3,948	(516,568)	(34,033)	5,636	0

$(132,360)	$12,498	$(4,546)

Total Futures Contracts	$(73,457)	$14,805	$(17,980)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.604%	$1,700	$72	$3	$75	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.966	2,100	158	5	163	1	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.145		3,100	271	13	284	0	(1)

							$501	$21	$522	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%		Quarterly	06/20/2033		$84,600	$(236)	$(137)	$(373)	$32	$0
CDX.IG-41 10-Year Index	(1.000)		Quarterly	12/20/2033		1,011,500	(53)	(1,787)	(1,840)	488	0
iTraxx Europe Main 40 10-Year Index	(1.000)		Quarterly	12/20/2033	EUR	236,500	1,353	(1,752)	(399)	0	(164)

							$1,064	$(3,676)	$(2,612)	$520	$(164)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%		Quarterly	12/20/2027		$200	$3	$1	$4	$0	$0
CDX.IG-40 5-Year Index	1.000		Quarterly	06/20/2028		12,400	232	21	253	0	(3)
CDX.IG-41 5-Year Index	1.000		Quarterly	12/20/2028		2,171,000	38,802	4,107	42,909	0	(562)

							$39,037	$4,129	$43,166	$0	$(565)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	98,700	$2,667	$1,392	$4,059	$0	$(53)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		390,900	(909)	929	20	0	(635)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		709,740	47,434	22,819	70,253	0	(2,503)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		682,600	53,780	37,324	91,104	0	(7,797)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		84,500	1,413	(184)	1,229	1,007	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		86,600	10,658	8,073	18,731	0	(2,643)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/20/2029	INR	8,998,440	(698)	126	(572)	0	(143)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2029		2,409,230	368	85	453	38	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2034		1,533,970	(291)	(107)	(398)	0	(39)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	11/02/2025	JPY	11,910,000	(356)	69	(287)	0	(11)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		17,090,000	1,305	(260)	1,045	23	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		9,070,000	(37)	(408)	(445)	12	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		40,000	(8)	2	(6)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		35,816,070	(14,622)	1,835	(12,787)	0	(116)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		5,350,000	2,257	(320)	1,937	18	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		480,000	32	(49)	(17)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	10,493	(1,434)	9,059	251	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		2,880,000	(5,140)	455	(4,685)	0	(198)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		11,350,000	(14,034)	2,352	(11,682)	0	(845)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.200	Annual	09/20/2053		710,000	(429)	158	(271)	0	(60)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/20/2029	SGD	405,877	(367)	(3,004)	(3,371)	0	(564)
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		$86,429	853	1,961	2,814	35	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		211,100	5,201	5,113	10,314	125	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		474,546	8,761	8,443	17,204	215	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		181,800	(2,373)	(1,912)	(4,285)	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		334,900	(4,366)	(3,517)	(7,883)	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		130,050	3,824	(284)	3,540	63	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		142,550	4,280	(335)	3,945	69	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	09/17/2024		99,200	3,083	(495)	2,588	47	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		10,000	(183)	(24)	(207)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		31,000	(587)	(70)	(657)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		14,700	(271)	(23)	(294)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		13,800	(241)	(18)	(259)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		13,400	(228)	(17)	(245)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		13,800	(231)	(16)	(247)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		15,400	(293)	(21)	(314)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		14,500	(294)	(18)	(312)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		10,700	(197)	(4)	(201)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		21,800	(415)	(9)	(424)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		6,400	(130)	0	(130)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		25,300	(528)	0	(528)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		20,100	(259)	23	(236)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		23,900	(330)	27	(303)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		31,900	(449)	61	(388)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		15,800	(209)	36	(173)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		711,200	6,937	1,706	8,643	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		1,013,300	13,923	(4,244)	9,679	0	(236)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		82,400	1,093	(345)	748	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		793,100	12,229	2,172	14,401	0	(32)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		220,800	(10)	(1,043)	(1,053)	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		1,563,320	7,680	(11,482)	(3,802)	0	(427)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		479,900	16,480	(4,687)	11,793	0	(112)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		1,006,600	90,543	(10,369)	80,174	250	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		241,600	24,211	2,480	26,691	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		15,754	1,198	97	1,295	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		38,200	(72)	527	455	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027		401,500	(653)	5,538	4,885	173	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027		132,300	769	1,848	2,617	60	0
Pay	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	01/15/2028		319,750	(46,404)	1,669	(44,735)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		195,800	5,813	(1,045)	4,768	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		199,300	(24,192)	3,105	(21,087)	0	(6)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	603,818	4,659	(10,302)	(5,643)	0	(240)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	21,200	(2,599)	280	(2,319)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	64,200	(7,543)	882	(6,661)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	14,800	(1,742)	214	(1,528)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029	12,990	(1,214)	(100)	(1,314)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	142,800	(20,320)	(794)	(21,114)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029	78,700	(1,752)	752	(1,000)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029	84,000	(34)	1,004	970	28	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	6,700	(288)	82	(206)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	28,300	(1,146)	358	(788)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029	17,600	(659)	248	(411)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029	114,200	(3,914)	1,628	(2,286)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	18,700	(415)	106	(309)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	65,100	(1,909)	299	(1,610)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	9,200	(11)	148	137	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	47,500	(37)	769	732	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030	148,600	657	2,460	3,117	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	32,000	(675)	381	(294)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	10,500	(39)	173	134	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,800	59	(61)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	01/15/2031	330,100	72,283	(3,924)	68,359	199	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	60,900	35	(1,032)	(997)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032	168,710	9,870	(4,013)	5,857	87	0
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032	77,900	4,433	(1,856)	2,577	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032	179,100	9,969	(4,275)	5,694	91	0
Receive	1-Day USD-SOFR Compounded-OIS	3.104	Annual	11/15/2032	76,300	4,146	(1,824)	2,322	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032	54,500	2,952	(1,303)	1,649	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.127	Annual	11/15/2032	32,000	1,684	(767)	917	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.159	Annual	11/15/2032	74,350	3,734	(1,787)	1,947	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032	4,100	202	(99)	103	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032	62,800	3,083	(1,512)	1,571	31	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	8,880	(20)	212	192	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	24,100	236	609	845	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	29,200	796	781	1,577	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	25,300	670	681	1,351	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	1,600	44	44	88	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	18,400	301	488	789	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	16,600	(72)	(699)	(771)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	13,800	(58)	(493)	(551)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,149,479	(30,404)	32,798	2,394	0	(756)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034	244,950	14,604	2,434	17,038	0	(111)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	203,870	5,749	676	6,425	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	101,570	33,628	(2,391)	31,237	396	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		9,400	342	529	871	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		5,000	227	285	512	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		5,000	218	284	502	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		366,410	24,276	(19,927)	4,349	1,553	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		61,200	(7,025)	(1,170)	(8,195)	258	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	CAD	34,800	(1,118)	(276)	(1,394)	0	(3)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		24,300	(778)	(192)	(970)	0	(2)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		73,500	(2,606)	162	(2,444)	7	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		96,400	(5,687)	498	(5,189)	50	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		107,400	(5,087)	1,308	(3,779)	121	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	(5,214)	370	(4,844)	51	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		199,200	(14,730)	2,430	(12,300)	184	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		240,100	(22,981)	2,898	(20,083)	167	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		116,000	3,231	(1,600)	1,631	0	(107)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		36,900	(4,215)	1,042	(3,173)	0	(44)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(3,801)	(1,630)	(5,431)	0	(59)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	(1,009)	(426)	(1,435)	0	(16)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	(907)	(286)	(1,193)	0	(20)
Pay(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	03/20/2029	CNY	4,513,840	(4,651)	3,596	(1,055)	31	0
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	27,500	(287)	(364)	(651)	102	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		23,000	0	(1,038)	(1,038)	262	0
Pay(6)	3-Month KRW-KORIBOR	3.250	Quarterly	03/20/2029	KRW	29,359,200	197	114	311	1	0
Pay(6)	3-Month KRW-KORIBOR	3.500	Quarterly	03/20/2034		36,712,330	1,050	260	1,310	0	(32)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	8,000	(66)	6	(60)	0	(3)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		693,700	(3,561)	67	(3,494)	0	(12)
Pay(6)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		327,700	(762)	775	13	89	0
Pay(6)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		380,700	(327)	914	587	103	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		110,000	(2,350)	1,191	(1,159)	106	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	(239)	35	(204)	0	(5)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	(1,358)	254	(1,104)	0	(35)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(3,953)	90	(3,863)	0	(55)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		42,200	5,051	(485)	4,566	14	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		41,300	(532)	473	(59)	33	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		851,200	(5,508)	10,028	4,520	685	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		291,700	(4,471)	5,992	1,521	162	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		478,000	(14,106)	9,879	(4,227)	282	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		877,900	(3,420)	9,355	5,935	454	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	(1,021)	(22)	(1,043)	46	0
Receive	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	7,024	71	15	86	3	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(17)	2	(15)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		1,872,680	22,866	13,869	36,735	432	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		507,230	5,986	3,800	9,786	0	(795)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(1,428)	105	(1,323)	0	(27)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(2,475)	168	(2,307)	0	(45)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(1,938)	220	(1,718)	0	(40)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(2,553)	441	(2,112)	0	(63)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(1,217)	223	(994)	0	(31)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		28,200	992	355	1,347	0	(91)
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		2,310,760	72,968	33,605	106,573	0	(8,265)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		230,010	(3,911)	(1,509)	(5,420)	1,758	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		600	34	11	45	0	(7)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		1,569,989	52,227	30,040	82,267	0	(18,396)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		142,090	(8,657)	2,228	(6,429)	0	(2,055)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	(1,969)	522	(1,447)	0	(515)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	2,735	(40)	2,695	109	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		396,100	(28,881)	(12,322)	(41,203)	11,176	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(310)	(209)	(519)	0	(13)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	1,363,000	(6,295)	142	(6,153)	0	(44)
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	1,406,200	(8,135)	3,213	(4,922)	426	0
Pay(6)	CAONREPO Index	4.600	Annual	08/30/2025		275,300	1,097	933	2,030	115	0
Receive(6)	CAONREPO Index	3.500	Semi-Annual	06/01/2032		131,000	(1,169)	(2,406)	(3,575)	0	(167)
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		14,800	(132)	286	154	14	0
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033		153,900	(3,345)	(3,223)	(6,568)	0	(169)
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2053		35,300	116	1,312	1,428	0	(15)

							$315,904	$173,156	$489,060	$22,317	$(49,309)

Total Swap Agreements							$356,506	$173,630	$530,136	$22,839	$(50,039)

(n)

Securities with an aggregate market value of $509,268 and cash of $16,283 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2024		AUD	187,190		$124,048		$0		$(3,538)
		03/2024		CNH	815,469		113,139		0		(1,963)
BOA		01/2024		GBP	39,495		50,055		0		(289)
		01/2024		JPY	51,473,456		348,809		0		(16,481)
		01/2024			$876		HUF	308,721	12		0
		01/2024			736		MXN	12,580	3		(2)
		01/2024			5,560		NOK	59,119	260		0
		02/2024			24		CNY	173	0		0
		03/2024		CNH	1,202,901		$166,096		0		(3,690)
		03/2024		IDR	58,072,445		3,693		0		(78)
		03/2024			$10		CNH	74	0		0
		03/2024			568		IDR	8,859,843	8		0
		03/2024			24,481		INR	2,048,469	50		0
		06/2024		KRW	3,175,239		$2,441		0		(35)
BPS		01/2024		DKK	908,886		134,065		0		(571)
		01/2024		EUR	892,418		981,375		0		(4,038)
		01/2024		GBP	57,840		73,366		0		(362)
		01/2024		HUF	4,181,988		11,905		0		(148)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

	01/2024	JPY	31,774,374		216,800	0	(8,692)
	01/2024	KRW	2,890,317		2,200	0	(33)
	01/2024	MXN	121,034		6,601	0	(495)
	01/2024	NZD	29,981		18,435	0	(517)
	01/2024		$44,747	AUD	66,947	883	0
	01/2024		1,300	BRL	6,399	17	0
	01/2024		8,482	CAD	11,491	191	0
	01/2024		3,138	DKK	21,130	0	(8)
	01/2024		248,230	EUR	227,282	2,842	(107)
	01/2024		12,644	GBP	9,919	30	(30)
	01/2024		2,700	IDR	41,762,533	13	0
	01/2024		269,614	JPY	39,687,800	12,037	0
	01/2024		30	KRW	38,598	0	0
	01/2024		65,886	ZAR	1,221,421	797	0
	02/2024	TWD	845,125		$26,547	0	(1,375)
	02/2024		$43	CNY	308	0	0
	03/2024	CNH	892,301		$124,097	0	(1,849)
	03/2024	IDR	69,450,802		4,532	21	0
	03/2024	INR	871,177		10,442	10	0
	03/2024	JPY	33,535,228		227,799	0	(12,242)
	03/2024	TWD	1,954,975		62,245	0	(2,510)
	03/2024		$8,357	CNH	60,339	160	0
	03/2024		10,689	IDR	165,426,536	54	0
	03/2024		85,067	INR	7,115,271	138	0
	03/2024		1,033	THB	35,875	25	0
	04/2024	DKK	521,133		$76,259	69	(1,341)
	06/2024	KRW	179,875,481		137,800	0	(2,424)
	10/2024	DKK	212,700		31,191	0	(759)
BRC	01/2024	IDR	85,395		6	0	0
	01/2024	KRW	3,359,980		2,600	2	0
	01/2024		$3,146	AUD	4,789	118	0
	01/2024		21,890	CAD	29,742	558	0
	01/2024		1,070	CHF	933	40	0
	01/2024		1,404	CLP	1,216,039	0	(26)
	01/2024		352	HUF	122,640	0	0
	01/2024		2,302	JPY	334,200	70	0
	01/2024		1,316	PLN	5,755	146	0
	01/2024		1,061	SEK	10,875	18	0
	01/2024		2,482	ZAR	46,215	42	0
	02/2024	JPY	72,990,000		$490,575	0	(30,873)
	03/2024		46,624,772		321,768	0	(12,316)
	03/2024	THB	859		25	0	(1)
	03/2024		$1,205	IDR	18,731,366	12	0
	04/2024	JPY	10,648,132		$81,539	5,248	(281)
	05/2024		3,720,000		30,089	3,227	0
	06/2024	KRW	184,407,272		141,427	0	(2,330)
	10/2024	DKK	338,500		49,460	0	(1,388)
BSH	01/2024	BRL	184,000		36,928	0	(950)
	01/2024		$31,549	BRL	156,000	566	0
	07/2024	BRL	164,000		$32,515	0	(654)
CBK	01/2024	CHF	50,011		57,599	0	(1,895)
	01/2024	DKK	112,400		16,334	0	(316)
	01/2024	GBP	27,136		34,410	0	(180)
	01/2024	HUF	1,102,081		3,155	3	(23)
	01/2024	IDR	36,257,063		2,356	0	0
	01/2024	JPY	11,288,800		79,953	0	(160)
	01/2024		$12,647	AUD	18,807	172	0
	01/2024		21,892	BRL	106,592	51	0
	01/2024		5,401	CAD	7,330	132	0
	01/2024		54,812	EUR	49,921	311	0
	01/2024		126,874	GBP	100,317	999	0
	01/2024		79,332	MXN	1,410,160	3,342	0
	01/2024		681	NOK	7,283	36	0
	01/2024		5,840	PLN	23,454	119	0
	01/2024	ZAR	33,868		$1,796	0	(53)
	03/2024	CNH	606,707		85,516	0	(119)
	03/2024	ILS	106,202		29,170	0	(231)
	03/2024	INR	2,157,065		25,855	25	0
	03/2024	PEN	52,120		13,841	0	(215)
	03/2024	TWD	76,433		2,420	0	(112)
	03/2024		$20,610	BRL	102,079	277	0
	03/2024		10,836	CNH	78,401	230	0
	03/2024		2,356	IDR	36,266,368	0	0
	04/2024	BRL	107,671		$21,892	0	(91)
	04/2024	JPY	5,662,000		40,417	0	(308)
	06/2024	KRW	32,010,189		24,833	0	(121)
	06/2024		$40	KRW	51,928	0	0
DUB	01/2024	CHF	6,894		$7,972	0	(229)
	01/2024	KRW	1,884,565		1,450	0	(5)
	01/2024		$5,676	JPY	804,000	30	0
	01/2024		127	PLN	559	15	0
	02/2024		13,302	BRL	65,246	108	0
	03/2024	CNH	595,993		$82,710	0	(1,413)
	03/2024	CZK	25,556		1,135	0	(6)
	03/2024	IDR	22,600		1	0	0
	03/2024	SGD	45,214		34,157	0	(223)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

	03/2024		$491	IDR	7,661,853	7	0
	06/2024	KRW	182,706,730		$140,368	0	(2,063)
GLM	01/2024	AUD	25,743		17,260	0	(286)
	01/2024	BRL	46,000		9,079	0	(390)
	01/2024	CAD	409,658		301,450	0	(7,748)
	01/2024		$24,348	BRL	118,721	114	(22)
	01/2024		8,561	CAD	11,619	208	0
	01/2024		2,244	CHF	1,966	95	0
	01/2024		4,166	GBP	3,270	2	0
	01/2024		505	HUF	176,439	2	0
	01/2024		73,342	MXN	1,286,227	2,066	0
	01/2024		1,932	NZD	3,104	30	0
	01/2024		37,819	PLN	151,431	657	0
	01/2024	ZAR	3,339		$175	0	(7)
	02/2024	BRL	485		100	0	0
	02/2024		$86,012	BRL	439,307	4,278	0
	03/2024	CNH	887,759		$122,946	0	(2,359)
	03/2024	SGD	6,843		5,170	0	(33)
	03/2024		$10,020	IDR	154,173,272	5	(13)
	03/2024		9,730	TWD	301,424	237	0
	07/2024	BRL	88,300		$17,827	0	(31)
JPM	01/2024		195,293		39,936	162	(430)
	01/2024	HUF	6,786,127		19,338	0	(221)
	01/2024	MXN	20,746		1,205	0	(11)
	01/2024		$7,811	BRL	38,000	12	0
	01/2024		2,850	IDR	43,852,950	0	(1)
	01/2024		2,205	KRW	2,851,541	0	(1)
	02/2024	CNY	323		$45	0	(1)
	02/2024	TWD	90,027		2,811	0	(164)
	03/2024	IDR	176,381,763		11,377	0	(78)
	03/2024	TWD	659,513		21,187	0	(659)
	03/2024		$6,333	IDR	97,774,168	17	0
	03/2024		25,509	INR	2,132,643	29	0
	03/2024		10	SGD	14	0	0
	03/2024		30,716	TWD	951,325	750	0
	04/2024		25,708	BRL	125,345	0	(116)
	06/2024	KRW	183,288,082		$141,252	1	(1,632)
	07/2024	BRL	38,000		7,649	0	(36)
	10/2024	JPY	15,660,164		127,058	11,572	0
MBC	01/2024	AUD	96,306		63,839	0	(1,802)
	01/2024	HUF	427,602		1,213	0	(19)
	01/2024	JPY	72,436,400		508,262	0	(5,795)
	01/2024		$21,896	DKK	151,220	505	0
	01/2024		111,312	EUR	102,066	1,390	0
	01/2024		15,644	GBP	12,387	146	0
	01/2024		2,074	HUF	761,044	113	0
	02/2024	JPY	39,030,000		$263,840	0	(14,664)
	03/2024	CNH	51,326		7,181	0	(63)
	03/2024	JPY	48,750,263		356,495	10,653	(3,671)
	03/2024		$10,092	CNH	71,404	0	(13)
	03/2024		7,725	IDR	119,090,575	9	0
	03/2024		22	TWD	704	1	0
	04/2024	DKK	611,151		$91,116	192	0
	10/2024	JPY	10,540,000		84,527	6,800	0
MYI	01/2024	CAD	33,845		25,667	124	0
	01/2024	DKK	48,310		7,147	0	(9)
	01/2024	HUF	644,237		1,831	0	(26)
	01/2024	JPY	19,552,986		132,627	0	(6,135)
	01/2024	MYR	31,539		6,759	0	(125)
	01/2024	SEK	3,520		344	0	(5)
	01/2024		$41	CNY	295	1	0
	01/2024		3,790	EUR	3,508	84	0
	01/2024		812	ZAR	14,914	2	0
	02/2024		25	CNY	180	0	0
	03/2024	CNH	778,172		$107,905	0	(1,931)
	03/2024	JPY	60,930,000		418,803	0	(17,804)
	03/2024		$69,206	IDR	1,067,496,709	152	(31)
	06/2024	KRW	105,203,224		$80,885	0	(1,127)
	10/2024	DKK	134,400		19,474	0	(714)
	10/2024	JPY	5,720,000		46,773	4,591	0
NGF	01/2024	CAD	40,617		30,014	0	(643)
	01/2024	GBP	77,670		98,419	0	(586)
	03/2024	TWD	1,499,728		47,716	0	(1,960)
RBC	04/2024		$104	MXN	1,843	2	0
RYL	01/2024	AUD	25,744		$17,306	0	(240)
	01/2024		$2,460	CAD	3,290	23	0
	01/2024		1,191	NZD	1,917	21	0
SCX	01/2024	EUR	164,718		$179,777	0	(2,105)
	01/2024	MYR	766,408		164,076	0	(3,209)
	01/2024	SEK	38,107		3,669	0	(110)
	01/2024		$44	CNY	317	1	0
	02/2024	CNY	324		$45	0	(1)
	03/2024	CNH	763,977		105,529	0	(2,304)
	03/2024	IDR	28,981,416		1,847	0	(36)
	03/2024	THB	1,979,806		57,278	0	(1,111)
	03/2024	TWD	2,171,595		69,655	0	(2,276)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

03/2024	$5,810	IDR	90,128,040	58	(14)
03/2024	55,519	INR	4,643,023	80	0
03/2024	31,462	TWD	978,576	952	0
06/2024	KRW	88,500,822	$68,178	0	(813)
SOG	02/2024	RON	1,181	258	0	(4)
03/2024	$11,938	CNH	86,669	295	0
03/2024	1,191	CZK	26,838	7	0
TOR	02/2024	JPY	52,250,000	$353,099	0	(19,276)
03/2024	CNH	403,123	55,834	0	(1,065)
03/2024	IDR	25,013,186	1,585	0	(40)
UAG	01/2024	CAD	149,199	109,993	0	(2,618)
01/2024	DKK	1,205,352	176,953	0	(1,599)
01/2024	GBP	310,193	392,555	0	(2,846)
01/2024	HUF	135,351	368	0	(21)
01/2024	JPY	2,059,970	14,061	0	(558)
01/2024	MXN	52,285	2,953	0	(112)
01/2024	$31,485	NOK	335,864	1,577	0
01/2024	9,494	ZAR	181,221	400	0
03/2024	1,185	CZK	26,373	0	(8)

Total Forward Foreign Currency Contracts	$81,940	$(231,887)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	$299,900	$600	$213
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	50,880	1,454	5,444
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	300,000	405	8
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	162,400	442	115
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	526,100	789	14
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	286,600	443	8
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	461,400	588	12
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	433,200	598	12
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	1,073,300	2,630	744

$7,949	$6,570

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	21,400	$1,620	$8,784

Total Purchased Options	$9,569	$15,354

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus TWD	TWD	31.000	03/04/2024	$18,198	$(253)	$(523)
JPM	Put - OTC USD versus TWD	31.000	03/01/2024	47,502	(642)	(1,350)

$(895)	$(1,873)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310%	01/11/2024	$450,600	$(1,453)	$(10,447)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	299,900	(300)	(72)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	5,950	(27)	(44)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	5,950	(27)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	8,600	(39)	(108)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	8,600	(39)	(2)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(8,117)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	800	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	800	(6)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	29,700	(122)	(94)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	29,700	(122)	(86)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	7,600	(58)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	7,600	(58)	(113)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	162,400	(244)	(38)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	38,100	(298)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	38,100	(298)	(611)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	18,900	(81)	(54)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	6,100	(27)	(78)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	18,900	(81)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	6,100	(27)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	13,700	(107)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	13,700	(107)	(219)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	14,600	(110)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	14,600	(110)	(226)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	4,450	(20)	(72)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	10,100	(52)	(106)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	10,100	(50)	(129)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	10,100	(52)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	10,100	(50)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	4,100	(17)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	4,100	(17)	(13)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	28,500	(65)	(99)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	28,500	(65)	(1)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	126,000	(890)	(149)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	7,800	(36)	(123)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	7,800	(36)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	25,300	(125)	(132)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	25,300	(125)	(44)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	5,300	(22)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	5,300	(22)	(18)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	1,800	(6)	(28)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	1,800	(7)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	11,000	(44)	(85)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	11,000	(44)	(7)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	6,850	(32)	(123)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	6,850	(32)	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	9,900	(48)	(56)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	6,450	(30)	(42)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	9,900	(48)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	6,450	(30)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	1,600	(7)	(25)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	1,600	(7)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	13,700	(58)	(36)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	13,700	(58)	(25)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	14,900	(115)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	14,900	(115)	(222)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	16,100	(123)	(6)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	16,100	(123)	(232)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	1,073,300	(1,342)	(225)

$(9,282)	$(22,409)

Total Written Options	$(10,177)	$(24,282)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2028	0.268%	$33,200	$(977)	$(138)	$0	$(1,115)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2028	0.268	33,400	(951)	(171)	0	(1,122)

$(1,928)	$(309)	$0	$(2,237)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.299%	$7,820	$(189)	$278	$89	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.299	20,100	(487)	717	230	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.299	4,380	(106)	156	50	0

$(782)	$1,151	$369	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	101,200	$76,244	$486	$(202)	$284	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	87,700	60,513	13	276	289	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	86,300	59,547	(319)	277	0	(42)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	32,300	23,204	173	(42)	131	0

$353	$309	$704	$(42)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	194,230	$1,027	$(898)	$129	$0
GST	Receive	3-Month MYR-KLIBOR	3.600	Quarterly	09/20/2028	700,820	(73)	(138)	0	(211)
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/20/2028	808,300	3,142	(2,605)	537	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	277,980	1,761	(1,310)	451	0

$5,857	$(4,951)	$1,117	$(211)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$271,900	$3,275	$(16,329)	$0	$(13,054)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	73,900	921	(6,046)	0	(5,125)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	36,700	443	(2,274)	0	(1,831)

$4,639	$(24,649)	$0	$(20,010)

Total Swap Agreements	$8,139	$(28,449)	$2,190	$(22,500)

(p)

Securities with an aggregate market value of $210,701 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,305	$0	$2,305
Australia
Non-Agency Mortgage-Backed Securities	0	1,469	0	1,469
Sovereign Issues	0	185,945	0	185,945
Belgium
Corporate Bonds & Notes	0	8,142	0	8,142
Brazil
Sovereign Issues	0	61,667	0	61,667
Canada
Corporate Bonds & Notes	0	33,387	0	33,387
Non-Agency Mortgage-Backed Securities	0	20,060	0	20,060
Sovereign Issues	0	121,860	0	121,860
Cayman Islands
Asset-Backed Securities	0	573,440	0	573,440
Corporate Bonds & Notes	0	16,412	0	16,412
Sovereign Issues	0	10,086	0	10,086
China
Sovereign Issues	0	603,935	0	603,935
Denmark
Corporate Bonds & Notes	0	580,372	0	580,372
France
Corporate Bonds & Notes	0	84,045	0	84,045
Sovereign Issues	0	231,700	0	231,700
Germany
Corporate Bonds & Notes	0	166,275	0	166,275
Hungary
Sovereign Issues	0	19,328	0	19,328
Ireland
Asset-Backed Securities	0	159,057	0	159,057
Corporate Bonds & Notes	0	13,477	0	13,477
Non-Agency Mortgage-Backed Securities	0	4,915	0	4,915
Israel
Sovereign Issues	0	39,850	0	39,850
Italy
Corporate Bonds & Notes	0	55,997	0	55,997
Sovereign Issues	0	26,695	0	26,695
Japan
Corporate Bonds & Notes	0	19,670	0	19,670
Sovereign Issues	0	1,016,414	0	1,016,414
Jersey, Channel Islands
Asset-Backed Securities	0	19,000	0	19,000
Luxembourg
Corporate Bonds & Notes	0	3,297	0	3,297
Malaysia
Corporate Bonds & Notes	0	10,270	0	10,270
Sovereign Issues	0	166,343	0	166,343
Mexico
Sovereign Issues	0	5,311	0	5,311
New Zealand
Sovereign Issues	0	7,423	0	7,423
Norway
Sovereign Issues	0	13,156	0	13,156
Peru
Sovereign Issues	0	17,986	0	17,986
Poland
Sovereign Issues	0	47,282	0	47,282
Qatar
Corporate Bonds & Notes	0	13,300	0	13,300
Romania
Sovereign Issues	0	126,149	0	126,149
Saudi Arabia
Corporate Bonds & Notes	0	1,033	0	1,033
Sovereign Issues	0	72,896	0	72,896
Serbia
Loan Participations and Assignments	0	0	28,460	28,460
Singapore
Sovereign Issues	0	33,390	0	33,390
South Korea
Sovereign Issues	0	635,661	0	635,661
Spain
Corporate Bonds & Notes	0	13,978	0	13,978
Sovereign Issues	0	104,408	0	104,408
Supranational
Corporate Bonds & Notes	0	9,714	0	9,714
Switzerland
Corporate Bonds & Notes	0	140,315	0	140,315
Thailand
Sovereign Issues	0	63,656	0	63,656
United Arab Emirates
Corporate Bonds & Notes	0	7,010	0	7,010

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

United Kingdom
Corporate Bonds & Notes	0	260,401	0	260,401
Non-Agency Mortgage-Backed Securities	0	298,354	0	298,354
Sovereign Issues	0	183,998	0	183,998
United States
Asset-Backed Securities	0	487,677	488	488,165
Corporate Bonds & Notes	0	305,871	0	305,871
Loan Participations and Assignments	0	31,501	0	31,501
Municipal Bonds & Notes	0	13,976	0	13,976
Non-Agency Mortgage-Backed Securities	0	716,602	1,069	717,671
Preferred Securities	0	9,487	0	9,487
U.S. Government Agencies	0	4,573,183	0	4,573,183
U.S. Treasury Obligations	0	796,772	0	796,772
Short-Term Instruments
Commercial Paper	0	54,630	0	54,630
Repurchase Agreements	0	5,075	0	5,075
Short-Term Notes	0	197	0	197
Hungary Treasury Bills	0	67,780	0	67,780
Japan Treasury Bills	0	3,121,295	0	3,121,295
U.S. Treasury Bills	0	12,581	0	12,581

	$0	$16,507,461	$30,017	$16,537,478
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,568,940	$0	$0	$1,568,940

Total Investments	$1,568,940	$16,507,461	$30,017	$18,106,418

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(1,223,052)	$0	$(1,223,052)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13,819	23,825	0	37,644
Over the counter	0	99,484	0	99,484

	$13,819	$123,309	$0	$137,128
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15,874)	(52,145)	0	(68,019)
Over the counter	0	(278,669)	0	(278,669)

	$(15,874)	$(330,814)	$0	$(346,688)

Total Financial Derivative Instruments	$(2,055)	$(207,505)	$0	$(209,560)

Totals	$1,566,885	$15,076,904	$30,017	$16,673,806

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$590	$237
1.000% due 07/09/2029		15	6
3.500% due 07/09/2041 þ		100	34

Total Argentina (Cost $433)			277

AUSTRALIA 1.8%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Pepper Residential Securities Trust 6.399% due 03/12/2061 •		$92	92
RESIMAC Bastille Trust 6.390% due 09/05/2057 ~		141	141

			233

SOVEREIGN ISSUES 1.8%
Australia Government International Bond
0.500% due 09/21/2026	AUD	16,900	10,599
1.000% due 11/21/2031		2,800	1,539
1.250% due 05/21/2032		800	443
1.750% due 06/21/2051		1,000	403
2.500% due 05/21/2030		1,100	697
4.500% due 04/21/2033		3,300	2,346

			16,027

Total Australia (Cost $18,701)			16,260

BRAZIL 0.3%
SOVEREIGN ISSUES 0.3%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (d)	BRL	1,100	226
0.000% due 07/01/2024 (d)		11,500	2,253

Total Brazil (Cost $2,451)			2,479

CANADA 1.5%
CORPORATE BONDS & NOTES 0.3%
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	950
Royal Bank of Canada 4.851% due 12/14/2026		$2,100	2,117

			3,067

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	905	640
2.867% due 02/12/2055 ~		2,400	1,609

			2,249

SOVEREIGN ISSUES 0.9%
Canada Government Bond 2.750% due 12/01/2033		8,300	6,345

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		1,509	1,128

			7,473

Total Canada (Cost $12,809)			12,789

CAYMAN ISLANDS 6.4%
ASSET-BACKED SECURITIES 6.0%
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		$2,133	2,129
Arbor Realty Commercial Real Estate Notes Ltd. 6.788% due 01/15/2037 •		3,800	3,743
AREIT Trust 6.553% due 11/17/2038 •		2,458	2,439
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •		3,366	3,366
Crestline Denali CLO Ltd. 6.814% due 10/23/2031 •		3,836	3,836
KKR CLO Ltd. 6.605% due 07/15/2030 •		2,443	2,439
LoanCore Issuer Ltd. 6.888% due 01/17/2037 •		3,700	3,629
MF1 Multifamily Housing Mortgage Loan Trust 6.326% due 07/15/2036 •		369	368
Sound Point CLO Ltd.
6.574% due 01/23/2029 •		440	440
6.657% due 10/20/2030 •		2,898	2,894
Starwood Commercial Mortgage Trust 6.673% due 04/18/2038 •		3,693	3,606
Starwood Mortgage Trust 6.688% due 11/15/2038 •		3,600	3,497
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •		3,700	3,689
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~		3,900	3,821
Venture CLO Ltd.
6.535% due 04/15/2027 •		195	195
6.697% due 04/20/2029 •		459	459
6.807% due 04/20/2032 •		2,900	2,892
6.812% due 07/30/2032 •		3,700	3,693
Vibrant CLO Ltd. 6.582% due 06/20/2029 ~		411	411
Voya CLO Ltd. 6.614% due 04/17/2030 •		892	891
Wind River CLO Ltd. 6.735% due 07/15/2031 •		4,000	3,988

			52,425

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,144	1,015
Sands China Ltd.
5.375% due 08/08/2025		600	592
5.650% due 08/08/2028		1,500	1,488

			3,095

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		800	832

Total Cayman Islands (Cost $56,931)			56,352

CHINA 4.9%
SOVEREIGN ISSUES 4.9%
China Government International Bond
2.440% due 10/15/2027	CNY	177,980	25,146
2.680% due 05/21/2030		30,300	4,308
3.190% due 04/15/2053		9,980	1,498
3.530% due 10/18/2051		51,800	8,172
3.720% due 04/12/2051		22,800	3,707

Total China (Cost $44,391)			42,831

DENMARK 2.9%
CORPORATE BONDS & NOTES 2.9%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	74,280	8,488
1.500% due 10/01/2053		1,684	192

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		30,751	3,404
1.500% due 10/01/2053		2,369	286
Nykredit Realkredit AS
1.000% due 10/01/2050		29,604	3,432
1.500% due 10/01/2053		55,603	6,580
Realkredit Danmark AS
1.000% due 10/01/2050		15,501	1,797
1.500% due 10/01/2053		5,848	695

Total Denmark (Cost $32,171)			24,874

FRANCE 3.5%
CORPORATE BONDS & NOTES 0.8%
BNP Paribas SA 3.800% due 01/10/2024		$500	500
Societe Generale SA
1.488% due 12/14/2026 •		4,000	3,685
2.226% due 01/21/2026 •		1,200	1,153
2.797% due 01/19/2028 •		900	830
3.337% due 01/21/2033 •		1,300	1,094

			7,262

SOVEREIGN ISSUES 2.7%
France Government International Bond
0.500% due 05/25/2072	EUR	2,200	1,019
0.750% due 05/25/2052		10,950	6,934
2.000% due 05/25/2048		10,900	9,957
3.250% due 05/25/2045		4,600	5,300

			23,210

Total France (Cost $41,798)			30,472

GERMANY 1.3%
CORPORATE BONDS & NOTES 1.3%
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	1,200	1,153
2.129% due 11/24/2026 •(g)		$1,900	1,782
2.625% due 12/16/2024	GBP	1,100	1,359
3.729% due 01/14/2032 •(g)		$2,400	2,013
3.961% due 11/26/2025 •		3,100	3,050
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,800	1,756

Total Germany (Cost $12,129)			11,113

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$1,400	1,497

Total Hungary (Cost $1,395)			1,497

IRELAND 2.2%
ASSET-BACKED SECURITIES 1.7%
Accunia European CLO DAC 4.915% due 07/15/2030 •	EUR	1,035	1,141
Cairn CLO DAC
4.552% due 04/30/2031 •		1,230	1,342
4.745% due 10/15/2031 •		1,499	1,628
CVC Cordatus Loan Fund DAC 4.615% due 10/15/2031 •		1,597	1,739
Dryden Euro CLO DAC 4.625% due 04/15/2033 •		1,691	1,840
Harvest CLO DAC 4.605% due 10/15/2031 •		1,270	1,379
Jubilee CLO DAC
4.575% due 04/15/2030 ~		1,795	1,970
4.615% due 04/15/2031 •		1,300	1,403
Man GLG Euro CLO DAC 4.645% due 10/15/2030 •		664	728

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Sculptor European CLO DAC 5.015% due 10/15/2034 •		1,900	2,062

			15,232

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		$800	773
1.750% due 10/29/2024		700	676

			1,449

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Shamrock Residential DAC 4.726% due 01/24/2061 •	EUR	2,350	2,585

Total Ireland (Cost $20,642)			19,266

ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
2.000% due 03/31/2027	ILS	9,700	2,546
4.500% due 01/17/2033		$600	571

Total Israel (Cost $3,558)			3,117

ITALY 0.7%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	1,855
2.625% due 04/28/2025		1,000	1,078
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$1,000	1,086

			4,019

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		1,400	1,399

Total Italy (Cost $5,760)			5,418

JAPAN 8.5%
CORPORATE BONDS & NOTES 0.1%
Nomura Holdings, Inc. 2.329% due 01/22/2027		$1,000	917

SOVEREIGN ISSUES 8.4%
Japan Government International Bond
0.005% due 03/01/2024	JPY	840,000	5,959
0.005% due 04/01/2024		940,000	6,669
0.005% due 05/01/2024		420,000	2,980
0.005% due 10/01/2024		1,560,000	11,069
0.100% due 03/10/2028 (f)		1,428,231	10,646
0.500% due 09/20/2046		74,000	424
0.500% due 03/20/2049		2,260,000	12,437
0.700% due 12/20/2048		1,520,000	8,845
0.700% due 06/20/2051		200,000	1,128
1.000% due 03/20/2052		500,000	3,035
1.500% due 09/20/2043		760,000	5,490
Tokyo Metropolitan Government 0.750% due 07/16/2025		$4,500	4,224

			72,906

Total Japan (Cost $91,837)			73,823

MALAYSIA 1.3%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	577
4.550% due 04/21/2050		400	368

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

4.800% due 04/21/2060		400	380

			1,325

SOVEREIGN ISSUES 1.2%
Malaysia Government International Bond 3.519% due 04/20/2028	MYR	47,830	10,391

Total Malaysia (Cost $11,815)			11,716

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$600	522

Total Mexico (Cost $558)			522

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	1,700	889

Total New Zealand (Cost $1,182)			889

NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,398

Total Norway (Cost $1,601)			1,398

PERU 0.3%
SOVEREIGN ISSUES 0.3%
Peru Government International Bond
2.780% due 12/01/2060		$1,000	626
8.200% due 08/12/2026	PEN	5,600	1,608

Total Peru (Cost $2,798)			2,234

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
3.875% due 02/14/2033 (i)	EUR	1,700	1,957
4.250% due 02/14/2043		500	582
4.875% due 10/04/2033		$600	610
5.500% due 04/04/2053		400	418

Total Poland (Cost $3,347)			3,567

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$600	512

Total Qatar (Cost $595)			512

ROMANIA 1.1%
SOVEREIGN ISSUES 1.1%
Romania Government International Bond
1.375% due 12/02/2029	EUR	1,200	1,095
1.750% due 07/13/2030		1,400	1,253
2.000% due 01/28/2032		600	514
2.000% due 04/14/2033		100	83
2.124% due 07/16/2031		200	176
2.625% due 12/02/2040		800	596
2.750% due 04/14/2041		500	372
2.875% due 04/13/2042		1,800	1,350
3.750% due 02/07/2034		1,200	1,143
5.000% due 09/27/2026		2,300	2,610

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Total Romania (Cost $11,522)			9,192

SAUDI ARABIA 0.8%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$800	689

SOVEREIGN ISSUES 0.7%
Saudi Government International Bond
4.750% due 01/18/2028		2,700	2,731
4.875% due 07/18/2033		3,000	3,068

			5,799

Total Saudi Arabia (Cost $6,363)			6,488

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	1,028
2.050% due 09/23/2036		900	693

Total Serbia (Cost $2,308)			1,721

SINGAPORE 0.2%
SOVEREIGN ISSUES 0.2%
Singapore Government International Bond
2.250% due 08/01/2036	SGD	2,410	1,736
3.375% due 09/01/2033		430	345

Total Singapore (Cost $2,005)			2,081

SOUTH KOREA 5.0%
SOVEREIGN ISSUES 5.0%
Korea Government International Bond
2.000% due 06/10/2031	KRW	2,279,140	1,632
2.125% due 06/10/2027		3,015,000	2,261
2.375% due 12/10/2027		3,370,000	2,540
2.375% due 12/10/2028		14,914,940	11,175
2.625% due 06/10/2028		8,189,580	6,224
3.250% due 03/10/2028		2,148,130	1,673
3.250% due 06/10/2033		4,489,020	3,504
3.250% due 09/10/2042		955,810	754
4.250% due 12/10/2032		13,332,870	11,188
5.500% due 03/10/2028		3,370,000	2,852

Total South Korea (Cost $47,234)			43,803

SPAIN 1.6%
CORPORATE BONDS & NOTES 0.2%
Banco Santander SA 1.849% due 03/25/2026		$400	370
CaixaBank SA 6.684% due 09/13/2027		1,200	1,231

			1,601

SOVEREIGN ISSUES 1.4%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	500	567
Spain Government International Bond
0.850% due 07/30/2037		600	489
1.450% due 10/31/2071		2,300	1,283
3.450% due 07/30/2066		6,200	6,418
3.900% due 07/30/2039		2,900	3,393

			12,150

Total Spain (Cost $19,362)			13,751

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,166

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Total Supranational (Cost $1,326)			1,166

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
UBS Group AG
2.193% due 06/05/2026 •		$2,500	2,379
3.091% due 05/14/2032 •		1,100	937
3.869% due 01/12/2029 •		400	377
6.373% due 07/15/2026 •		1,200	1,214
6.442% due 08/11/2028 •		2,000	2,079
6.537% due 08/12/2033 •		2,400	2,563

Total Switzerland (Cost $9,204)			9,549

THAILAND 0.5%
SOVEREIGN ISSUES 0.5%
Thailand Government International Bond 3.390% due 06/17/2037	THB	130,511	4,053

Total Thailand (Cost $3,502)			4,053

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$600	637

Total United Arab Emirates (Cost $592)			637

UNITED KINGDOM 6.6%
CORPORATE BONDS & NOTES 2.4%
Barclays PLC 4.375% due 01/12/2026		$480	474
Haleon U.K. Capital PLC 3.125% due 03/24/2025		1,900	1,856
HSBC Holdings PLC
2.804% due 05/24/2032 •		2,200	1,838
4.041% due 03/13/2028 •		2,300	2,217
4.300% due 03/08/2026		1,340	1,318
5.887% due 08/14/2027		900	913
Nationwide Building Society 2.972% due 02/16/2028 •		700	652
NatWest Group PLC 5.076% due 01/27/2030 •		1,600	1,577
Santander U.K. PLC 5.770% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	2,500	3,192
Standard Chartered PLC
0.991% due 01/12/2025 •		$2,300	2,297
6.187% due 07/06/2027		2,400	2,441
6.296% due 07/06/2034		2,400	2,522

			21,297

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
EuroMASTR PLC 5.531% due 06/15/2040 •	GBP	172	207
Eurosail PLC 6.289% due 06/13/2045 •		569	723
Precise Mortgage Funding PLC 6.420% due 12/12/2055 •		1,587	2,024
Residential Mortgage Securities PLC 6.470% due 06/20/2070 ~		1,338	1,709
Ripon Mortgages PLC 5.920% due 08/28/2056 •		6,497	8,256
RMAC Securities PLC 5.827% due 06/12/2044 •		$132	128
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •	GBP	2,819	3,593
Towd Point Mortgage Funding
6.365% due 10/20/2051 •		1,197	1,528
6.571% due 07/20/2045 ~		2,914	3,724
Trinity Square PLC 6.070% due 07/15/2059 •		1,527	1,946

			23,838

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
0.625% due 10/22/2050		3,500	1,970

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

1.125% due 01/31/2039	100	87
1.250% due 07/31/2051	5,700	3,872
1.500% due 07/31/2053	2,400	1,706
1.750% due 01/22/2049	1,900	1,533
4.250% due 12/07/2040	3,000	3,922

		13,090

Total United Kingdom (Cost $68,289)		58,225

UNITED STATES 67.1%
ASSET-BACKED SECURITIES 2.2%
ACE Securities Corp. Home Equity Loan Trust 5.770% due 07/25/2036 •	$2,229	736
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.340% due 07/25/2034 •	127	125
Amortizing Residential Collateral Trust 6.170% due 10/25/2031 •	1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.713% due 02/25/2034 •	138	135
Bear Stearns Asset-Backed Securities Trust 6.270% due 09/25/2046 •	360	342
Citigroup Mortgage Loan Trust
5.530% due 07/25/2045 •	563	386
5.540% due 05/25/2037 ~	66	43
Countrywide Asset-Backed Certificates Trust 6.150% due 12/25/2036 •	39	30
Credit Suisse First Boston Mortgage Securities Corp.
6.820% due 05/25/2044 •	404	415
Credit-Based Asset Servicing & Securitization LLC 5.577% due 07/25/2037 ~	101	65
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •	3,700	3,610
GSAMP Trust
5.600% due 12/25/2046 •	1,061	567
5.950% due 09/25/2036 •	1,673	596
Home Equity Asset Trust 6.070% due 11/25/2032 «•	1	1
Lehman XS Trust 5.022% due 04/25/2037 «	2	9
Merrill Lynch Mortgage Investors Trust
5.630% due 09/25/2037 •	105	21
5.710% due 02/25/2037 •	35	10
Morgan Stanley ABS Capital, Inc. Trust 5.570% due 07/25/2036 •	49	18
Morgan Stanley Home Equity Loan Trust 5.820% due 04/25/2037 •	1,007	526
Morgan Stanley Mortgage Loan Trust
6.190% due 04/25/2037 •	322	90
6.419% due 09/25/2046 þ	1,324	293
Option One Mortgage Loan Trust
5.690% due 04/25/2037 •	1,119	782
6.340% due 05/25/2035 •	1,743	1,458
People's Choice Home Loan Securities Trust 6.820% due 01/25/2035 •	388	372
Popular ABS Mortgage Pass-Through Trust 5.780% due 06/25/2047 •	1,552	1,431
Securitized Asset-Backed Receivables LLC Trust
5.570% due 12/25/2036 «•	25	13
5.590% due 12/25/2036 •	27	6
5.600% due 05/25/2037 •	265	196
SMB Private Education Loan Trust
1.290% due 07/15/2053	989	893
6.576% due 07/15/2053 •	304	302
6.788% due 02/16/2055 •	2,090	2,089
Soundview Home Loan Trust 5.590% due 11/25/2036 •	26	8
Structured Asset Securities Corp. Mortgage Loan Trust 6.957% due 04/25/2035 •	36	36
Terwin Mortgage Trust 6.410% due 11/25/2033 •	39	33
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	500	510
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	3,500	3,456
Washington Mutual Asset-Backed Certificates Trust 4.290% due 10/25/2036 •	37	13

		19,617

CORPORATE BONDS & NOTES 4.3%
7-Eleven, Inc. 0.800% due 02/10/2024	1,700	1,690
American Airlines Pass-Through Trust 3.600% due 04/15/2031	632	555

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Charter Communications Operating LLC
3.500% due 03/01/2042		2,000	1,393
3.700% due 04/01/2051		1,200	782
3.850% due 04/01/2061		400	250
3.950% due 06/30/2062		700	441
5.125% due 07/01/2049		800	651
7.289% (TSFR3M + 1.912%) due 02/01/2024 ~		800	800
Credit Suisse AG AT1 Claim		700	84
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		400	319
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	800	1,006
2.900% due 02/16/2028		$300	270
3.375% due 11/13/2025		400	383
4.125% due 08/17/2027		1,300	1,232
4.134% due 08/04/2025		200	195
4.542% due 08/01/2026		600	581
5.125% due 06/16/2025		800	790
GA Global Funding Trust 2.250% due 01/06/2027		900	818
Goldman Sachs Group, Inc. 6.484% due 10/24/2029		2,100	2,230
JPMorgan Chase & Co.
4.080% due 04/26/2026 •		2,000	1,968
6.087% due 10/23/2029		4,200	4,418
Morgan Stanley
2.630% due 02/18/2026 •		2,200	2,130
6.407% due 11/01/2029		2,100	2,227
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		4,500	4,049
Organon & Co. 2.875% due 04/30/2028	EUR	500	508
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	90
3.150% due 01/01/2026		100	96
3.500% due 06/15/2025		400	388
4.000% due 12/01/2046		200	147
4.200% due 03/01/2029		1,200	1,136
4.250% due 03/15/2046		100	77
4.550% due 07/01/2030		400	381
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,600	3,537
Southern California Edison Co. 6.266% (SOFRINDX + 0.830%) due 04/01/2024 ~		700	700
Wells Fargo & Co. 6.303% due 10/23/2029		1,400	1,476

			37,798

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower (U.S.) LLC TBD% due 06/22/2028		1,556	1,561
CenturyLink, Inc. 7.720% due 03/15/2027		1,108	768

			2,329

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026		1,300	1,213

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.2%
Adjustable Rate Mortgage Trust
4.820% due 09/25/2035 ~		35	30
5.871% due 07/25/2035 «~		14	13
American Home Mortgage Assets Trust 5.850% due 09/25/2046 •		465	417
Banc of America Funding Trust
4.443% due 10/20/2046 ~		404	333
5.061% due 01/20/2047 ~		53	46
5.500% due 09/25/2035 «		310	293
5.657% due 11/20/2034 ~		190	182
5.750% due 11/25/2035 «		117	108
6.000% due 08/25/2036 «		58	51
Banc of America Mortgage Trust
5.139% due 09/25/2035 ~		54	46
5.243% due 07/25/2035 ~		36	30
BCAP LLC Trust
4.705% due 01/26/2047 ~		160	152
5.250% due 02/26/2036 ~		507	218
Bear Stearns Adjustable Rate Mortgage Trust
4.054% due 11/25/2034 ~		397	358
4.091% due 05/25/2034 «~		35	29
4.635% due 02/25/2036 ~		82	74
4.983% due 05/25/2033 «~		23	21

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

5.453% due 02/25/2034 ~	4	4
5.561% due 05/25/2034 «~	73	67
5.611% due 10/25/2033 «~	19	17
6.340% due 02/25/2033 «~	1	1
Bear Stearns ALT-A Trust
4.196% due 11/25/2036 ~	262	117
4.235% due 08/25/2036 ~	821	415
4.255% due 08/25/2036 ~	38	25
4.492% due 11/25/2036 ~	881	460
4.600% due 11/25/2035 ~	20	15
Bear Stearns Structured Products, Inc. Trust 4.805% due 01/26/2036 ~	39	29
BellaVista Mortgage Trust 5.970% due 05/20/2045 •	10	7
BIG Commercial Mortgage Trust 6.704% due 02/15/2039 ~	3,355	3,291
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063	985	871
Chase Mortgage Finance Trust
4.523% due 07/25/2037 ~	58	46
5.342% due 02/25/2037 ~	73	71
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 «	33	27
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	5,996	4,939
3.000% due 11/27/2051 ~	3,928	3,379
5.322% due 08/25/2035 ~	38	36
7.198% due 09/25/2035 •	82	81
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.150% due 09/25/2035 ~	464	411
Countrywide Alternative Loan Trust
5.250% due 06/25/2035	80	61
5.680% due 05/25/2035 •	494	442
5.750% due 12/25/2035 •	21	18
5.752% due 09/20/2046 •	1,070	781
5.790% due 02/25/2047 •	167	155
5.810% due 05/25/2047 ~	163	139
5.820% due 05/25/2037 •	331	114
5.870% due 06/25/2036 •	193	90
5.870% due 06/25/2037 •	480	425
5.890% due 07/25/2046 •	437	380
5.892% due 03/20/2046 •	29	23
5.990% due 07/25/2046 •	716	466
6.250% due 08/25/2037	309	153
6.412% due 08/25/2035 •	120	109
6.500% due 08/25/2032 «	10	10
6.512% due 11/25/2035 •	208	177
7.052% due 11/25/2035 •	148	129
Countrywide Home Loan Mortgage Pass-Through Trust
4.430% due 09/25/2047 ~	215	189
4.765% due 11/25/2034 ~	13	12
6.050% due 04/25/2035 «~	19	17
6.110% due 03/25/2035 •	439	382
6.130% due 02/25/2035 •	74	68
6.150% due 02/25/2035 •	31	26
6.150% due 03/25/2036 «•	5	1
7.884% due 02/20/2036 •	84	72
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035 «	122	93
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.858% due 07/25/2033 «~	2	2
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	640	528
6.500% due 07/26/2036	583	150
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	208	172
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.570% due 10/25/2036 «•	25	19
6.800% due 07/25/2036 þ	171	140
Extended Stay America Trust 6.556% due 07/15/2038 ~	3,454	3,424
First Horizon Alternative Mortgage Securities Trust 4.594% due 08/25/2035 ~	221	197
GreenPoint Mortgage Funding Trust
5.670% due 12/25/2046 •	566	526
5.830% due 01/25/2037 •	416	366
5.890% due 04/25/2036 •	185	158
5.910% due 06/25/2045 •	88	83
6.010% due 11/25/2045 •	20	18
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.725% due 10/25/2033 «~	10	9
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)	65,000	190
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	744	613
2.500% due 04/25/2052 ~	916	759

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

GSR Mortgage Loan Trust
3.966% due 05/25/2035 ~	66	54
4.836% due 09/25/2035 ~	37	35
5.990% due 08/25/2046 •	461	119
6.780% due 03/25/2033 «•	9	9
HarborView Mortgage Loan Trust
4.209% due 07/19/2035 ~	36	26
5.660% due 09/19/2037 •	395	336
5.950% due 03/19/2036 •	59	54
6.030% due 02/19/2036 •	217	109
6.090% due 11/19/2035 •	171	116
6.170% due 01/19/2035 •	14	13
Impac CMB Trust
6.130% due 03/25/2035 «~	9	8
6.250% due 10/25/2034 •	57	56
IndyMac INDA Mortgage Loan Trust 3.432% due 11/25/2035 ~	155	119
IndyMac INDX Mortgage Loan Trust
3.674% due 08/25/2035 ~	106	79
4.699% due 12/25/2034 ~	39	37
5.890% due 05/25/2046 •	556	488
5.950% due 06/25/2037 •	205	187
5.970% due 02/25/2037 ~	681	425
6.050% due 11/25/2036 •	164	148
JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 «~	8	3
5.623% due 12/25/2035 ~	1,056	780
5.950% due 10/25/2036 ~	1,192	1,059
JP Morgan Mortgage Trust
2.500% due 10/25/2051 ~	2,686	2,212
3.000% due 01/25/2052 ~	6,404	5,492
3.000% due 03/25/2052 ~	5,687	4,877
3.000% due 04/25/2052 ~	5,406	4,643
3.000% due 05/25/2052 ~	8,346	7,157
3.750% due 07/27/2037 ~	329	302
4.424% due 08/25/2035 ~	52	51
4.538% due 07/25/2035 ~	51	48
4.658% due 02/25/2036 ~	195	142
4.735% due 11/25/2033 «~	30	27
5.347% due 10/25/2035 ~	50	49
5.770% due 10/25/2035 •	1,134	812
Lehman XS Trust 6.110% due 11/25/2046 ~	765	587
MASTR Adjustable Rate Mortgages Trust
5.680% due 04/25/2046 •	88	78
6.150% due 05/25/2047 ~	1,500	1,183
MASTR Alternative Loan Trust 5.870% due 03/25/2036 ~	414	45
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.916% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
4.407% due 06/25/2035 ~	68	65
4.854% due 06/25/2037 ~	70	64
5.307% due 02/25/2033 ~	25	23
Merrill Lynch Mortgage-Backed Securities Trust 3.628% due 04/25/2037 ~	12	10
MF1 Ltd. 6.432% due 12/15/2034 •	3,100	3,027
MFA Trust
1.381% due 04/25/2065 ~	914	847
1.947% due 04/25/2065 ~	350	323
6.105% due 12/25/2068 þ	900	905
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,723	1,629
2.750% due 11/25/2059 ~	1,507	1,417
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.389% due 10/25/2035 ~	134	73
5.470% due 08/25/2035 «~	23	23
6.320% due 03/25/2047 þ	192	184
6.638% due 03/25/2047 «þ	164	153
7.341% due 02/25/2036 ~	54	45
OBX Trust
3.000% due 01/25/2052 ~	3,751	3,216
7.159% due 10/25/2063 þ	2,045	2,099
One New York Plaza Trust 6.426% due 01/15/2036 •	3,700	3,528
Residential Accredit Loans, Inc. Trust
4.261% due 08/25/2035 ~	92	36
5.620% due 02/25/2047 •	778	282
5.791% due 10/25/2037 ~	361	305
5.890% due 04/25/2046 ~	58	16
6.000% due 06/25/2036	344	265
6.000% due 06/25/2037	210	158
Residential Asset Securitization Trust 6.500% due 08/25/2036	656	189

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust 5.091% due 09/25/2035 ~	136	91
Sequoia Mortgage Trust
6.164% due 04/20/2035 «~	15	14
6.172% due 07/20/2033 ~	56	51
Structured Adjustable Rate Mortgage Loan Trust
5.121% due 04/25/2035 ~	405	367
5.910% due 05/25/2037 •	25	22
6.412% due 01/25/2035 •	14	12
6.478% due 02/25/2034 ~	29	28
6.624% due 04/25/2034 «~	19	18
7.299% due 10/25/2037 •	157	136
Structured Asset Mortgage Investments Trust
5.850% due 07/25/2046 •	417	292
5.890% due 04/25/2036 •	69	61
5.910% due 09/25/2047 •	48	41
5.930% due 05/25/2045 ~	130	116
5.970% due 07/19/2035 •	35	34
6.050% due 07/19/2034 «•	2	2
6.090% due 12/25/2035 •	9	8
6.512% due 08/25/2047 •	729	589
Structured Asset Securities Corp. Mortgage Loan Trust 5.760% due 10/25/2036 •	835	672
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	189	5
Thornburg Mortgage Securities Trust 6.815% due 06/25/2047 •	650	568
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,571	1,397
2.710% due 01/25/2060 ~	1,249	1,175
2.900% due 10/25/2059 ~	5,356	5,037
6.470% due 05/25/2058 •	678	690
UWM Mortgage Trust 3.000% due 01/25/2052 ~	619	530
Verus Securitization Trust
6.259% due 12/25/2068 þ	900	907
6.876% due 11/25/2068	1,294	1,320
WaMu Mortgage Pass-Through Certificates Trust
3.325% due 04/25/2037 ~	457	398
3.596% due 03/25/2036 ~	484	418
3.657% due 02/25/2037 ~	193	167
3.704% due 02/25/2037 ~	129	108
4.077% due 03/25/2035 «~	99	93
4.185% due 12/25/2046 ~	254	218
4.272% due 12/25/2036 ~	16	14
4.379% due 03/25/2034 ~	89	87
4.397% due 12/25/2046 •	129	109
4.426% due 05/25/2046 •	373	342
4.727% due 12/25/2035 ~	147	132
4.821% due 06/25/2033 «~	14	14
5.255% due 08/25/2034 ~	99	94
6.030% due 11/25/2045 •	117	106
6.050% due 07/25/2045 •	208	195
6.050% due 10/25/2045 •	34	33
6.090% due 01/25/2045 •	31	30
6.110% due 01/25/2045 •	29	27
6.210% due 11/25/2034 •	259	242
6.412% due 06/25/2042 •	14	13
6.412% due 08/25/2042 •	16	15
6.450% due 11/25/2034 •	175	161
6.512% due 11/25/2046 ~	80	71
Washington Mutual Mortgage Pass-Through Certificates Trust
5.952% due 07/25/2046 •	274	167
5.982% due 05/25/2046 •	727	522
6.000% due 10/25/2035	272	205
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037	49	41

		97,649

U.S. GOVERNMENT AGENCIES 42.8%
Fannie Mae
3.000% due 03/01/2060	1,063	937
3.500% due 01/01/2059	2,290	2,080
4.162% due 03/01/2033 •	14	14
5.003% due 12/01/2036 •	4	4
5.248% due 06/01/2035 •	2	2
5.563% due 03/25/2034 •	1	1
5.620% due 12/01/2034 •	6	6
5.692% due 07/25/2037 •	91	88
5.852% due 06/25/2029 - 06/25/2036 •	28	28
5.956% due 09/01/2035 •	8	8
6.000% due 04/25/2043 - 07/25/2044	228	229
6.021% due 11/01/2034 •	133	137
6.128% due 06/01/2043 •	19	18
6.129% due 10/01/2044 •	19	18

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

6.500% due 06/25/2044		3	3
Freddie Mac
0.000% due 01/15/2038 ~(a)		395	21
5.334% due 01/15/2038 •		395	389
5.394% due 08/01/2035 •		2	2
5.730% due 08/25/2031 •		6	6
5.903% due 12/15/2031 •		8	8
6.021% due 09/01/2035 •		2	2
6.051% due 11/01/2035 •		16	16
6.053% due 12/15/2037 •		87	86
6.212% due 10/25/2044 •		187	170
Ginnie Mae
2.750% due 10/20/2029 •		3	3
3.000% due 07/20/2046 - 05/20/2047		25	23
6.000% due 08/20/2034		1,137	1,156
Ginnie Mae, TBA 3.000% due 02/01/2054		5,900	5,346
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052		4,787	4,080
3.000% due 10/01/2049 - 06/01/2051		2,404	2,155
3.500% due 10/01/2034 - 07/01/2050		1,891	1,780
4.000% due 01/01/2048 - 06/01/2050		902	862
4.500% due 04/01/2053 - 07/01/2053		12,803	12,417
5.500% due 06/01/2053 - 09/01/2053		11,757	11,820
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2054 - 02/01/2054		20,480	19,378
4.500% due 02/01/2054		42,700	41,421
5.000% due 01/01/2054 - 02/01/2054		49,200	48,685
5.500% due 01/01/2054 - 02/01/2054		63,540	63,824
6.000% due 02/01/2054		56,700	57,575
6.500% due 02/01/2054		95,100	97,451

			372,249

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Bonds
1.625% due 11/15/2050 (m)		500	298
1.875% due 02/15/2041 (m)		100	72
4.000% due 11/15/2052 (m)		200	197
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (k)(m)		7,325	7,065
0.125% due 07/15/2031		3,099	2,757
0.125% due 01/15/2032		777	683
0.250% due 01/15/2025 (k)		8,833	8,575
0.500% due 01/15/2028 (k)		13,721	12,987
0.625% due 07/15/2032 (m)		529	484
1.125% due 01/15/2033		5,991	5,671
2.375% due 01/15/2025		163	162
2.500% due 01/15/2029 (k)		6,592	6,817
3.875% due 04/15/2029 (k)(m)		2,246	2,476
U.S. Treasury Notes
2.875% due 04/30/2025 (k)		3,100	3,033
3.500% due 02/15/2033		1,400	1,358
4.000% due 02/29/2028 (k)		1,300	1,305

			53,940

Total United States (Cost $599,764)			584,795

SHORT-TERM INSTRUMENTS 12.2%
REPURCHASE AGREEMENTS (h) 0.2%			1,648

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	17,610	19

HUNGARY TREASURY BILLS 0.6%
10.900% due 01/04/2024 (d)(e)	HUF	1,768,000	5,093

JAPAN TREASURY BILLS 11.4%
(0.209)% due 01/15/2024 - 03/25/2024 (c)(d)	JPY	14,000,000	99,314

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $101,555)		106,074

Total Investments in Securities (Cost $1,239,928)		1,162,941

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	1,928,927	18,763

Total Short-Term Instruments (Cost $18,754)		18,763

Total Investments in Affiliates (Cost $18,754)		18,763

Total Investments 135.8% (Cost $1,258,682)		$1,181,704
Financial Derivative Instruments (j)(l) 0.6%(Cost or Premiums, net $11,892)		5,644
Other Assets and Liabilities, net (36.4)%		(317,068)

Net Assets 100.0%		$870,280

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$1,900	$1,782	0.21%
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	2,013	0.23

$4,300	$3,795	0.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$1,648	U.S. Treasury Notes 4.875% due 11/30/2025	$(1,681)	$1,648	$1,648

Total Repurchase Agreements	$(1,681)	$1,648	$1,648

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	3.200%	11/27/2023	TBD(3)	EUR	(1,027)	$(1,137)
JML	2.000	12/06/2023	TBD(3)	(315)	(349)

Total Reverse Repurchase Agreements	$(1,486)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (17.7)%
U.S. Government Agencies (17.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2039	$21,000	$(18,210)	$(18,831)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2054	89,550	(72,424)	(73,291)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2054	5,000	(4,099)	(4,260)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2054	6,900	(5,919)	(6,111)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2054	51,420	(51,630)	(51,645)

Total Short Sales (17.7)%	$(152,282)	$(154,138)

(i)	Securities with an aggregate market value of $1,497 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(493) at a weighted average interest rate of 4.384%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2024	317	$84,321	$54	$13	$(9)
3-Month EURIBOR March Futures	03/2025	317	85,677	286	26	(48)
3-Month SOFR Active Contract December Futures	03/2024	22	5,205	1	0	0
3-Month SOFR Active Contract June Futures	09/2025	180	43,556	324	18	0
3-Month SOFR Active Contract March Futures	06/2024	623	147,986	413	16	0
3-Month SOFR Active Contract September Futures	12/2025	180	43,605	317	18	0
Canada Government 5-Year Bond March Futures	03/2024	23	1,956	53	3	0
Canada Government 10-Year Bond March Futures	03/2024	119	11,152	272	3	0
Euro-BTP March Futures	03/2024	272	35,778	1,350	0	(594)
Euro-Bund March Futures	03/2024	25	3,787	48	0	(39)
Euro-Buxl 30-Year Bond March Futures	03/2024	17	2,660	215	0	(74)
Euro-Schatz March Futures	03/2024	679	79,864	361	34	(49)
Japan Government 10-Year Bond March Futures	03/2024	33	34,336	311	51	(80)
U.S. Treasury Long-Term Bond March Futures	03/2024	4	500	37	0	(1)

$4,042	$182	$(894)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2024	634	$(170,365)	$(417)	$87	$(44)
3-Month SOFR Active Contract December Futures	03/2025	720	(173,286)	(1,242)	0	(63)
3-Month SOFR Active Contract June Futures	09/2024	66	(15,755)	(82)	0	(3)
3-Month SOFR Active Contract September Futures	12/2024	197	(47,233)	(313)	0	(15)
Australia Government 3-Year Bond March Futures	03/2024	74	(5,388)	(54)	6	(8)
Australia Government 10-Year Bond March Futures	03/2024	253	(20,114)	(591)	101	(124)
Euro-Bobl March Futures	03/2024	250	(32,920)	(544)	130	0
Euro-Oat March Futures	03/2024	210	(30,488)	(938)	366	0
U.S. Treasury 2-Year Note March Futures	03/2024	80	(16,473)	(165)	0	(10)
U.S. Treasury 5-Year Note March Futures	03/2024	795	(86,475)	(1,959)	0	(68)
U.S. Treasury 10-Year Note March Futures	03/2024	213	(24,046)	(752)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	84	(9,913)	(478)	8	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	9	(1,202)	(105)	5	0
United Kingdom Long Gilt March Futures	03/2024	217	(28,393)	(1,938)	310	0

$(9,578)	$1,013	$(335)

Total Futures Contracts	$(5,536)	$1,195	$(1,229)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$11,500	$151	$(202)	$(51)	$4	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	141,600	1,389	(1,647)	(258)	68	0
iTraxx Europe Main 40 10-Year Index	(1.000)	Quarterly	12/20/2033	EUR	25,100	313	(354)	(41)	0	(17)

$1,853	$(2,203)	$(350)	$72	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$1,700	$24	$11	$35	$0	$(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	159,900	2,057	1,103	3,160	0	(41)

$2,081	$1,114	$3,195	$0	$(42)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	10,400	$193	$235	$428	$0	$(6)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		23,700	(55)	56	1	0	(39)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		43,800	2,400	1,936	4,336	0	(155)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		39,200	1,151	4,081	5,232	0	(435)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		5,100	85	(11)	74	61	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		2,600	130	432	562	0	(79)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/20/2029	INR	532,480	(41)	7	(34)	0	(8)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2029		268,800	41	10	51	4	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2034		171,070	(32)	(12)	(44)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	1,530,000	73	(148)	(75)	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,260,000	(126)	(324)	(450)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		610,000	(203)	(18)	(221)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		160,000	0	(6)	(6)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	19	831	850	24	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		102,540	(9)	(96)	(105)	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.200	Annual	09/20/2053		140,000	32	21	53	12	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/20/2029	SGD	23,440	(22)	(173)	(195)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		$8,885	0	289	289	4	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		39,500	382	1,548	1,930	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		31,350	1,122	15	1,137	14	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		20,700	0	(488)	(488)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		21,300	0	(501)	(501)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		15,500	(3)	425	422	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		17,950	(2)	499	497	9	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		1,100	(7)	(16)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		3,300	(20)	(50)	(70)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		1,200	(8)	(16)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		1,500	(10)	(18)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		1,400	(10)	(16)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		1,500	(10)	(17)	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		1,800	(12)	(25)	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		1,300	(9)	(19)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		3,000	(19)	(39)	(58)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		2,200	(14)	(32)	(46)	0	(1)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	2,400	(9)	(19)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	3,700	(13)	(34)	(47)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	3,100	(10)	(28)	(38)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	2,000	(6)	(16)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025	59,500	(150)	873	723	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	73,300	188	512	700	0	(17)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025	5,900	(2)	56	54	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	9,280	40	129	169	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025	11,700	(6)	(50)	(56)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	135,339	179	(509)	(330)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	40,500	2	993	995	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	83,900	(721)	7,403	6,682	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	05/31/2027	800	2	18	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	17,100	653	1,236	1,889	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	18,100	1,515	(27)	1,488	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.522	Annual	11/30/2027	9,950	0	(51)	(51)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027	20,300	0	242	242	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027	15,800	(216)	408	192	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027	9,000	(2)	180	178	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,330	30	2	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,400	(81)	(25)	(106)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	47,390	884	(1,327)	(443)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029	3,060	(9)	(300)	(309)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	33,400	(2,392)	(2,546)	(4,938)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029	6,600	0	(84)	(84)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029	7,300	0	84	84	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	900	(6)	(22)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	3,300	(21)	(71)	(92)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029	1,000	0	(23)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029	7,500	0	(150)	(150)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	5,900	5	86	91	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030	6,100	0	128	128	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	1,160	(4)	(7)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	200	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032	4,900	0	110	110	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	5,300	0	(87)	(87)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	33,338	(822)	891	69	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	900	(4)	(24)	(28)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	1,400	(6)	(39)	(45)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	5,240	171	(6)	165	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,600	840	267	1,107	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	26,600	3,525	(3,209)	316	113	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054	2,900	(336)	(52)	(388)	12	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		900	43	(2)	41	0	(4)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	18,400	0	(737)	(737)	0	(2)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		7,700	(62)	(194)	(256)	1	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		8,350	(26)	143	117	0	(7)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		19,300	181	(1,373)	(1,192)	18	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		19,300	(366)	(1,248)	(1,614)	13	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		4,400	2	60	62	0	(4)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		2,400	79	(285)	(206)	0	(3)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,600	0	(302)	(302)	0	(3)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(8)	(154)	(162)	0	(2)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	0	(220)	(220)	0	(2)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	0	(134)	(134)	0	(2)
Pay(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	03/20/2029	CNY	92,620	(95)	73	(22)	1	0
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	11,800	(23)	31	8	0	(3)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		5,900	(11)	15	4	0	(2)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		17,000	(39)	51	12	0	(4)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		2,900	(8)	16	8	0	(1)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		3,300	(6)	15	9	0	(1)
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		3,100	(6)	15	9	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		4,500	(11)	16	5	0	(1)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		1,400	(3)	5	2	0	0
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		500	(1)	(10)	(11)	2	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		1,400	(2)	(35)	(37)	6	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		600	(2)	(30)	(32)	7	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		400	(1)	(18)	(19)	4	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		500	(2)	(17)	(19)	6	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		900	(3)	(33)	(36)	10	0
Pay(6)	3-Month KRW-KORIBOR	3.250	Quarterly	03/20/2029	KRW	2,758,150	19	10	29	0	0
Pay(6)	3-Month KRW-KORIBOR	3.500	Quarterly	03/20/2034		94,180	3	0	3	0	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	950	0	(7)	(7)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		73,000	(186)	(180)	(366)	0	(1)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		34,500	(8)	(42)	(50)	9	0
Pay(6)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		31,700	(36)	37	1	9	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		13,400	(60)	(81)	(141)	13	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(86)	(34)	0	(1)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(26)	(419)	(445)	0	(6)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		5,900	(129)	767	638	2	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		2,500	(3)	(1)	(4)	2	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		58,400	(52)	362	310	47	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		18,600	343	(246)	97	10	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		33,300	(546)	252	(294)	20	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		49,800	(395)	732	337	26	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	(130)	(130)	6	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	67,947	(251)	(583)	(834)	0	(28)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		1,400	(5)	(46)	(51)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		65,500	373	912	1,285	15	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		41,230	277	518	795	0	(65)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,100	(10)	(133)	(143)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,100	(8)	(103)	(111)	0	(3)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		5,500	(13)	251	238	0	(17)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		900	(2)	(34)	(36)	3	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		152,120	1,130	5,886	7,016	0	(544)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		18,240	(190)	(240)	(430)	139	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		900	(4)	(51)	(55)	10	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		900	(4)	(65)	(69)	10	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		108,080	(614)	6,277	5,663	0	(1,214)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		9,740	261	(702)	(441)	0	(141)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	76	(127)	(51)	0	(18)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	0	294	294	12	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	0	474	474	17	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		35,600	292	(3,995)	(3,703)	1,004	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	(47)	(65)	0	(2)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	81,600	3	(371)	(368)	0	(3)
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	101,600	(197)	(159)	(356)	31	0
Pay(6)	CAONREPO Index	4.600	Annual	08/30/2025		14,600	5	103	108	6	0
Receive(6)	CAONREPO Index	3.500	Semi-Annual	06/19/2029		2,600	(50)	(3)	(53)	0	(3)
Receive(6)	CAONREPO Index	3.500	Semi-Annual	06/01/2032		9,400	(152)	(104)	(256)	0	(12)
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		7,900	(137)	219	82	8	0
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033		9,700	(46)	(368)	(414)	0	(11)
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2053		1,000	(53)	93	40	0	0

							$7,501	$17,781	$25,282	$1,828	$(3,021)

Total Swap Agreements							$11,435	$16,692	$28,127	$1,900	$(3,080)

(k)

Securities with an aggregate market value of $20,177 and cash of $11,214 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2024			$2,881		AUD	4,350	$84		$0
		03/2024			3,865		CNH	27,855	67		0
BOA		01/2024		COP	6,983,052		$1,826		26		0
		01/2024			$436		AUD	660	13		0
		01/2024			1,736		COP	6,983,052	64		0
		01/2024			747		GBP	588	3		0
		01/2024			386		HUF	135,304	2		0
		01/2024			63,416		JPY	9,358,214	2,996		0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

	01/2024		535	NOK	5,685	25	0
	01/2024		1,363	NZD	2,238	51	0
	02/2024		17,418	CNY	123,103	0	(26)
	03/2024	CNH	9,341		$1,295	0	(23)
	03/2024	IDR	11,402,308		721	0	(20)
	03/2024		$5,253	CNH	38,047	117	0
	03/2024		1,799	COP	6,983,052	0	(25)
	03/2024		53	INR	4,453	0	0
	06/2024	KRW	194,402		$149	0	(2)
BPS	01/2024	DKK	67,408		9,940	0	(45)
	01/2024	HUF	183,025		522	0	(6)
	01/2024	JPY	203,500		1,416	1	(29)
	01/2024	KRW	197,067		150	0	(2)
	01/2024		$1,296	AUD	1,924	15	0
	01/2024		100	BRL	491	1	0
	01/2024		1,593	CAD	2,166	42	0
	01/2024		10,331	EUR	9,484	141	0
	01/2024		2,846	GBP	2,243	14	0
	01/2024		3	HUF	962	0	0
	01/2024		150	IDR	2,319,926	1	0
	01/2024		11,298	JPY	1,663,100	504	0
	01/2024		4,071	ZAR	75,467	49	0
	02/2024	CNY	65		$9	0	0
	02/2024	TWD	64,651		2,034	0	(102)
	02/2024		$30,927	CNY	219,539	89	0
	03/2024	CNH	68,219		$9,462	0	(167)
	03/2024	IDR	14,426,514		941	4	0
	03/2024	INR	189,875		2,276	2	0
	03/2024	JPY	1,238,830		8,415	0	(452)
	03/2024	TWD	84,064		2,670	0	(114)
	03/2024		$4,571	CNH	32,947	79	0
	03/2024		3,731	IDR	58,443,870	65	0
	03/2024		185	INR	15,466	0	0
	03/2024		66	THB	2,290	2	0
	06/2024	KRW	7,913,745		$6,065	0	(105)
BRC	01/2024	CAD	805		609	1	0
	01/2024	JPY	1,750,000		11,966	0	(467)
	01/2024	KRW	193,845		150	0	0
	01/2024		$3,074	PLN	13,440	341	0
	01/2024		149	ZAR	2,773	3	0
	03/2024	CNH	3,097		$436	0	(1)
	03/2024	JPY	2,541,170		17,639	0	(577)
	03/2024	SGD	254		193	0	0
	03/2024	THB	14,892		431	0	(8)
	03/2024		$100	IDR	1,553,837	1	0
	03/2024		1	THB	18	0	0
	04/2024	JPY	940,023		$7,689	931	0
	05/2024		420,000		3,397	364	0
	06/2024	KRW	7,303,433		5,596	0	(98)
BSH	01/2024		$1,254	BRL	6,200	23	0
	07/2024	BRL	6,600		$1,309	0	(26)
CBK	01/2024	AUD	1,534		1,036	0	(9)
	01/2024	CAD	633		474	0	(3)
	01/2024	CHF	3,460		3,987	0	(129)
	01/2024	DKK	4,685		685	0	(9)
	01/2024	GBP	740		937	0	(6)
	01/2024	HUF	8,055		23	0	0
	01/2024	IDR	2,314,281		150	0	0
	01/2024	JPY	775,400		5,492	0	(11)
	01/2024		$1,015	AUD	1,510	14	0
	01/2024		1,589	BRL	7,736	4	0
	01/2024		2,328	GBP	1,839	16	0
	01/2024		3,724	MXN	65,372	108	0
	01/2024		129	NOK	1,375	7	0
	01/2024		230	PLN	922	5	0
	02/2024		5,675	BRL	29,107	308	0
	03/2024	CNH	48,582		$6,852	3	(8)
	03/2024	ILS	3,154		866	0	(7)
	03/2024	PEN	2,774		737	0	(11)
	03/2024		$1,300	BRL	6,439	18	0
	03/2024		150	IDR	2,314,875	0	0
	04/2024	BRL	7,814		$1,589	0	(7)
	06/2024	KRW	1,981,559		1,537	0	(7)
DUB	01/2024		129,970		100	0	0
	01/2024		$113	CNY	796	0	0
	03/2024		2,513	CNH	18,108	43	0
	03/2024		867	SGD	1,148	6	0
	06/2024	KRW	7,895,647		$6,066	0	(89)
FAR	06/2024		439,691		342	0	(1)
GLM	01/2024	AUD	1,239		831	0	(14)
	01/2024	BRL	14,189		2,814	0	(107)
	01/2024	CAD	995		751	0	0
	01/2024	DKK	85,348		12,590	0	(53)
	01/2024	JPY	3,579,300		25,428	0	(25)
	01/2024		$660	BRL	3,200	0	(1)
	01/2024		20,229	CAD	27,491	520	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

	01/2024		8,292	CHF	7,267	352	0
	01/2024		10,926	MXN	191,662	310	0
	01/2024		2,285	PLN	9,150	40	0
	02/2024	BRL	49		$10	0	0
	03/2024	CNH	74,532		10,362	0	(158)
	03/2024	IDR	838,203		54	0	0
	03/2024		$1,632	CNH	11,774	30	0
	03/2024		1,071	IDR	16,438,668	0	(3)
	03/2024		605	TWD	18,750	15	0
	07/2024	BRL	3,400		$686	0	(1)
JPM	01/2024		4,922		1,020	6	0
	01/2024	HUF	574,747		1,626	0	(29)
	01/2024		$308	BRL	1,500	0	0
	01/2024		150	IDR	2,308,050	0	0
	01/2024		150	KRW	194,424	0	0
	01/2024		511	MXN	8,778	4	0
	02/2024	CNY	110,499		$15,386	0	(225)
	02/2024		$828	BRL	4,060	7	0
	02/2024		11,565	INR	966,162	18	0
	03/2024	IDR	12,058,517		$778	0	(5)
	03/2024	TWD	100,641		3,237	0	(97)
	03/2024		$1,053	CNH	7,464	2	(1)
	03/2024		55	INR	4,636	0	0
	03/2024		1,501	TWD	46,530	37	0
	04/2024		1,020	BRL	4,972	0	(5)
	06/2024	KRW	8,367,469		$6,446	0	(77)
	07/2024	BRL	1,500		302	0	(1)
	10/2024	JPY	800,000		6,444	544	0
MBC	01/2024	AUD	1,464		970	0	(28)
	01/2024	EUR	6,981		7,665	0	(43)
	01/2024	HUF	5,843		16	0	(1)
	01/2024	JPY	500,300		3,510	0	(40)
	01/2024		$1,353	AUD	2,041	38	0
	01/2024		1,765	DKK	12,195	42	0
	01/2024		2,168	EUR	1,986	25	0
	01/2024		269	HUF	98,630	15	0
	03/2024	CNH	3,102		$429	0	(9)
	03/2024	IDR	1,564,131		101	0	0
	03/2024	JPY	2,180,021		16,353	859	(129)
	10/2024		760,000		6,094	490	0
MYI	01/2024	DKK	3,515		520	0	(1)
	01/2024	HUF	20,759		59	0	(1)
	01/2024	MYR	4,358		934	0	(17)
	01/2024		$7,924	CNY	56,931	112	0
	01/2024		227,024	EUR	206,550	1,050	0
	01/2024		24,112	JPY	3,554,862	1,115	0
	02/2024		25,411	CNY	181,066	170	0
	03/2024	JPY	3,530,000		$24,263	0	(1,032)
	03/2024		$3,686	CNH	26,581	66	0
	03/2024		9,573	IDR	147,462,165	10	(6)
	06/2024	KRW	2,540,081		$1,953	0	(27)
NGF	03/2024	TWD	68,655		2,184	0	(90)
RBC	01/2024	MXN	5,124		299	0	(2)
	04/2024		$16	MXN	279	0	0
RYL	01/2024	AUD	1,239		$833	0	(12)
	01/2024		$979	CAD	1,310	9	0
	03/2024	IDR	2,697,401		$169	0	(6)
	03/2024		$9,417	CNH	66,729	2	0
SCX	01/2024	MYR	20,006		$4,283	0	(84)
	01/2024		$7,815	CNY	56,149	112	0
	01/2024		5,902	SEK	61,299	177	0
	02/2024	CNY	55,875		$7,787	0	(107)
	02/2024		$43	CNY	306	0	0
	03/2024	IDR	1,577,776		$100	0	(2)
	03/2024	TWD	120,944		3,886	0	(120)
	03/2024		$3,498	CNH	25,325	76	0
	03/2024		798	IDR	12,281,308	3	(3)
	03/2024		121	INR	10,092	0	0
	03/2024		1,211	THB	41,850	24	0
	03/2024		1,980	TWD	61,599	60	0
	06/2024	KRW	3,766,360		$2,902	0	(35)
SOG	02/2024		$1,011	RON	4,635	17	0
	03/2024		638	CNH	4,635	16	0
SSB	01/2024		1,197	CLP	1,058,359	3	0
TOR	01/2024		39,854	JPY	5,846,004	1,634	0
	03/2024	IDR	2,346,133		$149	0	(3)
	03/2024		$1,696	CNH	12,248	32	0
UAG	01/2024	CAD	9,294		$6,851	0	(163)
	01/2024	MXN	16,883		954	0	(36)
	01/2024		$1,094	AUD	1,650	30	0
	01/2024		35,697	EUR	32,453	138	0
	01/2024		16,412	GBP	12,968	119	0
	01/2024		2,964	NOK	31,624	149	0
	01/2024		754	ZAR	14,390	32	0
	03/2024		2,534	CZK	56,403	0	(17)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Total Forward Foreign Currency Contracts	$15,163	$(5,408)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	19,200	$38	$13
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	5,500	157	588
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	22,000	30	1
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	13,800	38	10
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	24,500	37	1
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	24,400	38	1
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	28,300	36	1
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	26,500	36	1
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	72,900	178	50

$588	$666

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	2,400	$182	$985

Total Purchased Options	$770	$1,651

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus TWD	TWD	31.000	03/04/2024	1,132	$(16)	$(33)
JPM	Put - OTC USD versus TWD	31.000	03/01/2024	3,002	(40)	(85)

$(56)	$(118)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310%	01/11/2024	49,000	$(158)	$(1,136)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	19,200	(19)	(5)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	550	(2)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	550	(2)	0
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(910)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	700	(3)	(8)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	700	(3)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	600	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	600	(2)	(2)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	13,800	(21)	(3)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	1,400	(11)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	1,400	(11)	(22)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	750	(3)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	750	(3)	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	350	(1)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	350	(2)	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	4,200	(33)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	4,200	(33)	(67)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,500	(11)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,500	(11)	(23)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	350	(2)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	600	(3)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	600	(3)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	600	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	600	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	1,200	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	1,200	(5)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	1,000	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	1,000	(4)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	1,000	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	1,000	(4)	(3)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	12,500	(88)	(15)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,000	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,000	(4)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	1,000	(4)	(16)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	1,000	(4)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	350	(2)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	350	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	650	(3)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	650	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	600	(3)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	600	(3)	0
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	2,300	(18)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	2,300	(18)	(34)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	2,200	(17)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	2,200	(17)	(32)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	72,900	(91)	(15)

$(834)	$(2,374)

Total Written Options	$(890)	$(2,492)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2028	0.268%	$2,000	$(59)	$(8)	$0	$(67)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2028	0.268	2,100	(60)	(11)	0	(71)

$(119)	$(19)	$0	$(138)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.229%	$1,900	$(46)	$67	$21	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.229	1,300	(32)	47	15	0

$(78)	$114	$36	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	14,200	$10,698	$68	$27	$10,859	$(10,818)
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	10,400	7,176	2	32	34	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	10,600	7,314	(40)	34	0	(6)

$30	$39	$10,893	$(10,824)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	4,360	$23	$(20)	$3	$0
GST	Receive	3-Month MYR-KLIBOR	3.600	Quarterly	09/20/2028	43,780	(5)	(8)	0	(13)
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/20/2028	52,670	194	(159)	35	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	20,930	133	(99)	34	0

$345	$(286)	$72	$(13)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$21,600	$261	$(1,624)	$0	$(1,363)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	8,400	105	(687)	0	(582)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	2,700	33	(168)	0	(135)

$399	$(2,479)	$0	$(2,080)

Total Swap Agreements	$577	$(2,631)	$11,001	$(13,055)

(m)

Securities with an aggregate market value of $1,567 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$277	$0	$277
Australia
Non-Agency Mortgage-Backed Securities	0	233	0	233
Sovereign Issues	0	16,027	0	16,027
Brazil
Sovereign Issues	0	2,479	0	2,479
Canada
Corporate Bonds & Notes	0	3,067	0	3,067
Non-Agency Mortgage-Backed Securities	0	2,249	0	2,249
Sovereign Issues	0	7,473	0	7,473
Cayman Islands
Asset-Backed Securities	0	52,425	0	52,425
Corporate Bonds & Notes	0	3,095	0	3,095
Sovereign Issues	0	832	0	832
China
Sovereign Issues	0	42,831	0	42,831
Denmark
Corporate Bonds & Notes	0	24,874	0	24,874
France
Corporate Bonds & Notes	0	7,262	0	7,262
Sovereign Issues	0	23,210	0	23,210
Germany
Corporate Bonds & Notes	0	11,113	0	11,113
Hungary
Sovereign Issues	0	1,497	0	1,497
Ireland
Asset-Backed Securities	0	15,232	0	15,232
Corporate Bonds & Notes	0	1,449	0	1,449
Non-Agency Mortgage-Backed Securities	0	2,585	0	2,585
Israel
Sovereign Issues	0	3,117	0	3,117
Italy
Corporate Bonds & Notes	0	4,019	0	4,019
Sovereign Issues	0	1,399	0	1,399
Japan
Corporate Bonds & Notes	0	917	0	917
Sovereign Issues	0	72,906	0	72,906
Malaysia
Corporate Bonds & Notes	0	1,325	0	1,325
Sovereign Issues	0	10,391	0	10,391
Mexico
Sovereign Issues	0	522	0	522
New Zealand
Sovereign Issues	0	889	0	889
Norway
Sovereign Issues	0	1,398	0	1,398
Peru
Sovereign Issues	0	2,234	0	2,234
Poland
Sovereign Issues	0	3,567	0	3,567
Qatar
Corporate Bonds & Notes	0	512	0	512
Romania
Sovereign Issues	0	9,192	0	9,192
Saudi Arabia
Corporate Bonds & Notes	0	689	0	689
Sovereign Issues	0	5,799	0	5,799
Serbia
Sovereign Issues	0	1,721	0	1,721
Singapore
Sovereign Issues	0	2,081	0	2,081
South Korea
Sovereign Issues	0	43,803	0	43,803
Spain
Corporate Bonds & Notes	0	1,601	0	1,601
Sovereign Issues	0	12,150	0	12,150
Supranational
Corporate Bonds & Notes	0	1,166	0	1,166
Switzerland
Corporate Bonds & Notes	0	9,549	0	9,549
Thailand
Sovereign Issues	0	4,053	0	4,053
United Arab Emirates
Corporate Bonds & Notes	0	637	0	637
United Kingdom
Corporate Bonds & Notes	0	21,297	0	21,297
Non-Agency Mortgage-Backed Securities	0	23,838	0	23,838
Sovereign Issues	0	13,090	0	13,090
United States
Asset-Backed Securities	0	19,594	23	19,617
Corporate Bonds & Notes	0	37,798	0	37,798
Loan Participations and Assignments	0	2,329	0	2,329
Municipal Bonds & Notes	0	1,213	0	1,213
Non-Agency Mortgage-Backed Securities	0	96,507	1,142	97,649

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

U.S. Government Agencies	0	372,249	0	372,249
U.S. Treasury Obligations	0	53,940	0	53,940
Short-Term Instruments
Repurchase Agreements	0	1,648	0	1,648
Short-Term Notes	0	19	0	19
Hungary Treasury Bills	0	5,093	0	5,093
Japan Treasury Bills	0	99,314	0	99,314

	$0	$1,161,776	$1,165	$1,162,941
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,763	$0	$0	$18,763

Total Investments	$18,763	$1,161,776	$1,165	$1,181,704

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(154,138)	$0	$(154,138)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,130	1,965	0	3,095
Over the counter	0	27,815	0	27,815

	$1,130	$29,780	$0	$30,910
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,069)	(3,240)	0	(4,309)
Over the counter	0	(20,955)	0	(20,955)

	$(1,069)	$(24,195)	$0	$(25,264)

Total Financial Derivative Instruments	$61	$5,585	$0	$5,646

Totals	$18,824	$1,013,223	$1,165	$1,033,212

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Altice France SA 9.465% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	954	$949
Asurion Corp. TBD% due 08/19/2028		$499	498
Avolon TLB Borrower (U.S.) LLC TBD% due 06/22/2028		12,691	12,734
Carnival Corp. 8.357% due 08/08/2027		7,264	7,291
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		24,160	21,744
Catalent Pharma Solutions, Inc. 8.356% due 02/22/2028		1,600	1,604
Charter Communications Operating LLC
7.133% due 02/01/2027		7,737	7,747
7.360% due 12/07/2030		14,000	13,976
Citadel Securities LP 7.714% due 07/29/2030		2,800	2,810
Delos Aircraft Designated Activity Co. 7.348% due 10/31/2027		17,400	17,491
Diamond Sports Group LLC TBD% - 15.420% due 05/25/2026		3,036	2,300
Encina Private Credit LLC TBD% - 9.241% due 11/30/2025 «µ		12,034	11,783
Forward Air Corp. 9.856% due 12/19/2030		5,000	4,754
Oi SA TBD% - 14.000% due 09/07/2024 µ		960	960
Setanta Aircraft Leasing DAC 7.610% due 11/05/2028		10,000	10,043
SkyMiles IP Ltd. 9.166% due 10/20/2027		2,080	2,133
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		1,853	1,371

Total Loan Participations and Assignments (Cost $123,313)			120,188

CORPORATE BONDS & NOTES 70.4%
BANKING & FINANCE 32.1%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		11,300	10,912
2.875% due 08/14/2024		9,900	9,715
3.650% due 07/21/2027		2,770	2,634
3.875% due 01/23/2028		1,425	1,359
4.450% due 04/03/2026		2,320	2,280
Agree LP 4.800% due 10/01/2032		500	473
AIA Group Ltd. 3.200% due 09/16/2040		800	608
AIB Group PLC 4.263% due 04/10/2025 •		5,900	5,870
Aircastle Ltd.
2.850% due 01/26/2028		4,000	3,572
4.250% due 06/15/2026		4,400	4,254
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		3,000	1,980
3.450% due 04/30/2025		4,600	4,500
3.550% due 03/15/2052		2,700	1,976
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(d)(j)		3,100	186
Ally Financial, Inc.
4.625% due 03/30/2025		3,600	3,555
4.750% due 06/09/2027		5,200	5,022
5.800% due 05/01/2025		1,500	1,503
6.700% due 02/14/2033		1,000	1,002
6.848% due 01/03/2030		7,500	7,711
6.992% due 06/13/2029		5,700	5,892
8.000% due 11/01/2031		14,400	15,792
American Assets Trust LP 3.375% due 02/01/2031		17,000	13,876
American Homes 4 Rent LP
2.375% due 07/15/2031		2,000	1,651

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

3.375% due 07/15/2051		500	344
3.625% due 04/15/2032		1,600	1,434
4.250% due 02/15/2028		13,667	13,280
American International Group, Inc. 4.250% due 03/15/2029		250	241
American Tower Corp.
1.875% due 10/15/2030		8,700	7,138
2.100% due 06/15/2030		4,100	3,442
2.300% due 09/15/2031		2,600	2,151
2.750% due 01/15/2027		23,000	21,576
2.950% due 01/15/2025		26,500	25,872
2.950% due 01/15/2051		34,500	23,035
3.375% due 10/15/2026		1,600	1,534
3.650% due 03/15/2027		5,000	4,812
3.700% due 10/15/2049		4,200	3,188
3.800% due 08/15/2029		11,030	10,483
3.950% due 03/15/2029		5,470	5,226
4.000% due 06/01/2025		12,700	12,485
4.400% due 02/15/2026		7,481	7,391
5.650% due 03/15/2033		6,700	6,967
5.800% due 11/15/2028		9,717	10,104
5.900% due 11/15/2033		20,000	21,191
Antares Holdings LP
2.750% due 01/15/2027		7,000	6,207
3.750% due 07/15/2027		6,250	5,636
3.950% due 07/15/2026		13,950	12,985
7.950% due 08/11/2028		4,200	4,352
Ares Capital Corp. 2.875% due 06/15/2027		14,100	12,894
Ares Finance Co. LLC
3.250% due 06/15/2030		13,900	12,298
4.125% due 06/30/2051 •		4,900	4,177
Ares Management Corp. 6.375% due 11/10/2028		15,500	16,262
Aroundtown SA 5.375% due 03/21/2029		1,200	989
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,150	6,342
3.600% due 09/15/2051		4,800	3,447
6.125% due 09/15/2028		8,000	8,407
Athene Holding Ltd. 5.875% due 01/15/2034		5,000	5,051
AvalonBay Communities, Inc. 2.950% due 05/11/2026		300	288
Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	15,176
4.375% due 01/30/2024		1,700	1,697
4.875% due 10/01/2025		10,591	10,389
6.250% due 04/15/2028		1,500	1,531
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		6,300	5,842
2.528% due 11/18/2027		9,259	8,211
3.250% due 02/15/2027		8,600	7,961
3.950% due 07/01/2024		1,235	1,219
4.250% due 04/15/2026		15,228	14,719
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	16,518
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,500	9,160
3.625% due 09/24/2024		6,125	6,718
Banco BTG Pactual SA
2.750% due 01/11/2026		$5,900	5,575
4.500% due 01/10/2025		7,800	7,669
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	9,000	2,363
Banco General SA
4.125% due 08/07/2027		$3,900	3,671
4.750% due 03/20/2024		4,900	4,883
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		6,750	6,530
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		8,800	8,791
Banco Santander SA 6.527% due 11/07/2027		9,400	9,726
Bank of America Corp.
1.319% due 06/19/2026 •		15,400	14,503
1.898% due 07/23/2031 •		19,100	15,635
2.299% due 07/21/2032 •		26,300	21,485
2.551% due 02/04/2028 •		52,400	48,567
2.687% due 04/22/2032 •		17,500	14,783
2.972% due 02/04/2033 •		27,000	22,983
3.093% due 10/01/2025 •		10,000	9,808
3.593% due 07/21/2028 •		8,000	7,593
3.824% due 01/20/2028 •		1,800	1,731
3.970% due 03/05/2029 •		18,700	17,877
4.571% due 04/27/2033 •		16,600	15,831

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.015% due 07/22/2033 •		6,500	6,433
5.288% due 04/25/2034		12,800	12,836
5.819% due 09/15/2029		7,600	7,850
8.050% due 06/15/2027		12,000	12,917
Bank of America NA
5.526% due 08/18/2026		10,000	10,188
6.000% due 10/15/2036		4,600	4,992
Bank of Montreal 4.689% due 07/28/2029		5,000	5,035
Bank of Nova Scotia 8.335% (US0003M + 2.648%) due 04/12/2024 ~(i)(j)		368	333
Bank One Michigan 8.250% due 11/01/2024		150	153
Barclays PLC
4.375% due 01/12/2026		32,965	32,523
6.224% due 05/09/2034		12,200	12,660
6.496% due 09/13/2027		13,000	13,370
6.692% due 09/13/2034		3,700	3,958
8.000% due 03/15/2029 •(i)(j)		5,800	5,707
BBVA Bancomer SA
1.875% due 09/18/2025		1,000	944
4.375% due 04/10/2024		3,100	3,083
BGC Group, Inc.
4.375% due 12/15/2025		10,000	9,604
8.000% due 05/25/2028		5,000	5,225
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	12,038
2.000% due 01/30/2032		$5,600	4,409
2.800% due 09/30/2050		5,300	3,303
4.450% due 07/15/2045		2,300	1,961
5.000% due 06/15/2044		3,900	3,598
Blackstone Private Credit Fund
2.350% due 11/22/2024		9,000	8,710
4.700% due 03/24/2025		6,100	6,000
Block Financial LLC 3.875% due 08/15/2030		18,800	17,204
Blue Owl Capital Corp. 2.875% due 06/11/2028		5,800	5,097
Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	3,937
4.375% due 02/15/2032		11,700	10,220
BNP Paribas SA
3.132% due 01/20/2033 •		4,400	3,743
4.400% due 08/14/2028		4,900	4,778
7.000% due 08/16/2028 •(i)(j)		1,000	984
8.500% due 08/14/2028 (i)(j)		9,800	10,287
BPCE SA 6.612% due 10/19/2027		13,000	13,389
Brandywine Operating Partnership LP 3.950% due 11/15/2027		4,375	3,913
Brixmor Operating Partnership LP
3.850% due 02/01/2025		5,475	5,361
3.900% due 03/15/2027		300	286
Broadstone Net Lease LLC 2.600% due 09/15/2031		2,900	2,251
Brookfield Capital Finance LLC 6.087% due 06/14/2033		6,300	6,579
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,688
3.900% due 01/25/2028		12,700	12,243
4.000% due 04/01/2024		427	425
4.850% due 03/29/2029		6,725	6,691
Brown & Brown, Inc.
4.200% due 09/15/2024		1,000	990
4.950% due 03/17/2052		400	356
Camden Property Trust
3.500% due 09/15/2024		800	788
4.100% due 10/15/2028		25	24
Cantor Fitzgerald LP
4.500% due 04/14/2027		300	288
7.200% due 12/12/2028		21,000	21,544
Capital One Financial Corp. 6.312% due 06/08/2029		11,500	11,803
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	2,809
Caterpillar Financial Services Corp. 1.450% due 05/15/2025		405	387
CBRE Services, Inc. 5.950% due 08/15/2034		2,400	2,524
Charles Schwab Corp. 6.196% due 11/17/2029		4,200	4,407
Chubb INA Holdings, Inc.
3.350% due 05/15/2024		150	149
3.350% due 05/03/2026		350	341
CI Financial Corp.
3.200% due 12/17/2030		7,600	6,010

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.100% due 06/15/2051		3,600	2,117
Citibank NA 5.488% due 12/04/2026		9,000	9,165
Citigroup, Inc.
3.200% due 10/21/2026		18,190	17,351
4.075% due 04/23/2029 •		5,260	5,067
CNA Financial Corp. 5.500% due 06/15/2033		10,900	11,248
Constellation Insurance, Inc. 6.800% due 01/24/2030		21,100	20,021
Consumers 2023 Securitization Funding LLC
5.210% due 09/01/2031		200	205
5.550% due 03/01/2027		400	402
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		20,100	18,676
3.750% due 07/21/2026		510	489
Corebridge Financial, Inc.
3.650% due 04/05/2027		7,600	7,315
3.850% due 04/05/2029		8,400	7,924
6.875% due 12/15/2052		5,500	5,489
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 ^(c)(d)	EUR	238	137
Corporate Office Properties LP
2.250% due 03/15/2026		$9,800	9,145
2.750% due 04/15/2031		5,300	4,291
Credit Acceptance Corp. 9.250% due 12/15/2028		3,200	3,415
Credit Agricole SA
4.125% due 01/10/2027		275	267
6.316% due 10/03/2029		5,100	5,347
7.500% due 06/23/2026 •(i)(j)	GBP	300	381
Credit Suisse AG
1.250% due 08/07/2026		$2,700	2,450
7.500% due 02/15/2028		7,500	8,219
7.950% due 01/09/2025		16,000	16,364
Crown Castle, Inc.
2.100% due 04/01/2031		3,900	3,179
2.250% due 01/15/2031		7,345	6,087
3.200% due 09/01/2024		6,200	6,101
3.250% due 01/15/2051		16,871	11,810
3.650% due 09/01/2027		2,443	2,325
3.700% due 06/15/2026		4,230	4,085
3.800% due 02/15/2028		15,524	14,757
4.000% due 03/01/2027		3,100	2,999
4.000% due 11/15/2049		4,435	3,510
4.300% due 02/15/2029		8,680	8,364
4.450% due 02/15/2026		15,300	15,081
CubeSmart LP
2.250% due 12/15/2028		3,200	2,829
4.375% due 02/15/2029		4,600	4,462
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		22,300	21,464
Deutsche Bank AG
2.129% due 11/24/2026 •(k)		30,800	28,888
2.625% due 12/16/2024	GBP	14,300	17,674
3.547% due 09/18/2031 •		$6,900	6,059
5.625% due 05/19/2031 •	EUR	5,500	6,158
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,309
Discover Financial Services 4.500% due 01/30/2026		$4,200	4,149
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		7,900	6,301
East Lane Re Ltd. 14.582% due 03/31/2026		5,700	5,728
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,151
Enact Holdings, Inc. 6.500% due 08/15/2025		1,700	1,696
EPR Properties
4.500% due 04/01/2025		7,200	7,068
4.500% due 06/01/2027		9,400	8,877
4.750% due 12/15/2026		8,000	7,661
Equitable Holdings, Inc. 5.594% due 01/11/2033		5,900	6,063
ERP Operating LP 4.500% due 06/01/2045		400	340
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)	EUR	200	190
Essex Portfolio LP
1.700% due 03/01/2028		$5,500	4,818
3.500% due 04/01/2025		1,875	1,833
Extra Space Storage LP
3.875% due 12/15/2027		7,080	6,767
3.900% due 04/01/2029		2,000	1,893
5.900% due 01/15/2031		400	418

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	17,308
4.625% due 04/29/2030		$7,700	7,407
Federal Realty OP LP 1.250% due 02/15/2026		1,700	1,570
Fidelity National Financial, Inc. 3.200% due 09/17/2051		4,500	2,859
First American Financial Corp. 4.600% due 11/15/2024		5,115	5,063
Fish Pond Re Ltd. 9.332% due 01/08/2027 «(b)		4,000	4,003
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	2,900	3,112
2.386% due 02/17/2026		200	215
3.021% due 03/06/2024		300	330
3.250% due 09/15/2025		2,100	2,291
3.375% due 11/13/2025		$2,900	2,776
4.389% due 01/08/2026		1,000	973
4.535% due 03/06/2025	GBP	3,400	4,274
4.675% due 12/01/2024 •	EUR	400	443
7.350% due 03/06/2030		$4,815	5,177
Fortress Transportation & Infrastructure Investors LLC 7.875% due 12/01/2030		8,000	8,342
Franklin Resources, Inc. 2.950% due 08/12/2051		3,900	2,469
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,200	2,102
12.000% due 10/01/2028		6,900	7,541
FS KKR Capital Corp.
1.650% due 10/12/2024		9,300	8,976
3.125% due 10/12/2028		3,800	3,315
7.875% due 01/15/2029		6,400	6,788
GGAM Finance Ltd. 8.000% due 02/15/2027		3,400	3,489
Global Atlantic Fin Co. 4.400% due 10/15/2029		15,800	14,564
Globe Life, Inc. 2.150% due 08/15/2030		23,200	19,422
GLP Capital LP
3.350% due 09/01/2024		2,900	2,864
4.000% due 01/15/2030		3,200	2,923
4.000% due 01/15/2031		3,300	2,976
5.250% due 06/01/2025		17,955	17,903
5.300% due 01/15/2029		13,737	13,666
5.750% due 06/01/2028		6,300	6,362
6.750% due 12/01/2033		2,700	2,916
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		4,200	3,452
2.615% due 04/22/2032 •		9,000	7,558
3.272% due 09/29/2025 •		18,010	17,707
3.691% due 06/05/2028 •		24,100	23,037
3.750% due 02/25/2026		3,600	3,518
3.850% due 01/26/2027		1,625	1,581
4.223% due 05/01/2029 •		27,247	26,375
6.484% due 10/24/2029		23,000	24,421
Golub Capital BDC, Inc. 7.050% due 12/05/2028		4,000	4,197
Goodman HK Finance 4.375% due 06/19/2024		3,500	3,474
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	3,507
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,100	19,659
Guardian Life Global Funding 1.100% due 06/23/2025		4,000	3,777
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	3,938
HAT Holdings LLC 8.000% due 06/15/2027		4,300	4,483
Healthcare Realty Holdings LP 3.750% due 07/01/2027		150	142
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,316
Highwoods Realty LP
3.050% due 02/15/2030		5,600	4,634
4.125% due 03/15/2028		2,200	2,029
4.200% due 04/15/2029		4,000	3,624
Host Hotels & Resorts LP
3.375% due 12/15/2029		5,300	4,763
3.500% due 09/15/2030		4,900	4,375
3.875% due 04/01/2024		4,306	4,284
4.000% due 06/15/2025		10,277	10,046
HSBC Holdings PLC
1.645% due 04/18/2026 •		15,500	14,736
2.013% due 09/22/2028 •		1,000	891
2.099% due 06/04/2026 •		24,400	23,237

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

2.357% due 08/18/2031 •		18,093	14,999
2.633% due 11/07/2025 •		19,500	19,018
2.848% due 06/04/2031 •		11,055	9,515
3.973% due 05/22/2030 •		15,800	14,772
4.250% due 03/14/2024		300	299
4.250% due 08/18/2025		825	807
4.292% due 09/12/2026 •		9,300	9,113
4.300% due 03/08/2026		35,700	35,116
4.375% due 11/23/2026		300	293
4.583% due 06/19/2029 •		8,476	8,225
4.750% due 07/04/2029 •(i)(j)	EUR	4,300	4,304
5.875% due 09/28/2026 •(i)(j)	GBP	14,400	17,484
6.500% due 03/23/2028 •(i)(j)		$1,600	1,547
Hudson Pacific Properties LP
3.250% due 01/15/2030		15,300	11,254
4.650% due 04/01/2029		4,600	3,737
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		3,000	2,714
ING Groep NV
2.727% due 04/01/2032 •		1,900	1,628
4.250% due 05/16/2031 •(i)(j)		2,900	2,117
5.750% due 11/16/2026 •(i)(j)		1,800	1,682
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	13,622
2.650% due 09/15/2040		4,850	3,621
4.000% due 09/15/2027		7,000	6,888
4.350% due 06/15/2029		6,500	6,487
Intercorp Financial Services, Inc. 4.125% due 10/19/2027		5,500	5,032
Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	491
5.017% due 06/26/2024		14,290	14,146
5.710% due 01/15/2026		2,200	2,191
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,593
4.150% due 04/15/2032		2,000	1,840
5.450% due 08/15/2030		10,200	10,291
5.500% due 08/15/2033		3,400	3,408
JAB Holdings BV 2.200% due 11/23/2030		7,153	5,760
Jefferies Financial Group, Inc. 5.875% due 07/21/2028		5,850	6,002
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		5,000	4,532
2.182% due 06/01/2028 •		6,900	6,314
2.301% due 10/15/2025 •		21,000	20,467
2.545% due 11/08/2032 •		10,000	8,347
2.580% due 04/22/2032 •		9,600	8,125
2.739% due 10/15/2030 •		6,900	6,140
3.540% due 05/01/2028 •		10,100	9,645
3.702% due 05/06/2030 •		16,000	15,068
3.782% due 02/01/2028 •		10,000	9,665
3.875% due 02/01/2024		500	499
4.005% due 04/23/2029 •		21,000	20,222
4.203% due 07/23/2029 •		300	292
4.912% due 07/25/2033 •		20,000	19,781
5.350% due 06/01/2034		40,600	41,202
6.087% due 10/23/2029		14,800	15,569
JPMorgan Chase Bank NA 5.110% due 12/08/2026		10,000	10,094
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(d)		9,000	325
KeyBank NA 4.150% due 08/08/2025		500	485
Kilroy Realty LP
2.500% due 11/15/2032		7,800	5,915
2.650% due 11/15/2033		4,800	3,645
3.050% due 02/15/2030		6,796	5,786
3.450% due 12/15/2024		200	195
4.375% due 10/01/2025		5,050	4,914
KKR Financial Holdings LLC 5.400% due 05/23/2033		10,000	9,667
KKR Group Finance Co. LLC
3.500% due 08/25/2050		9,190	6,550
4.850% due 05/17/2032		2,550	2,496
Lazard Group LLC
3.750% due 02/13/2025		5,083	4,974
4.375% due 03/11/2029		3,046	2,951
4.500% due 09/19/2028		3,500	3,409
LeasePlan Corp. NV 2.875% due 10/24/2024		17,525	17,135
Lloyds Bank PLC 0.000% due 04/02/2032 þ		9,200	5,948
Lloyds Banking Group PLC
3.750% due 01/11/2027		10,500	10,086
4.375% due 03/22/2028		500	489

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.947% due 06/27/2025 •(i)(j)	EUR	900	972
5.985% due 08/07/2027		$5,200	5,295
Logicor Financing SARL 1.625% due 07/15/2027	EUR	4,000	4,065
LXP Industrial Trust 2.700% due 09/15/2030		$1,800	1,494
Manulife Financial Corp. 4.150% due 03/04/2026		1,970	1,947
Marsh & McLennan Cos., Inc. 5.700% due 09/15/2053		4,300	4,683
MassMutual Global Funding 3.400% due 03/08/2026		1,600	1,560
MetLife, Inc. 10.750% due 08/01/2069		4,000	5,359
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		6,300	5,947
1.538% due 07/20/2027 •		8,300	7,588
2.309% due 07/20/2032 •		10,500	8,720
2.801% due 07/18/2024		32,000	31,544
3.195% due 07/18/2029		8,475	7,794
5.133% due 07/20/2033 •		31,000	31,490
5.354% due 09/13/2028 •		5,200	5,275
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		19,500	15,914
2.869% due 09/13/2030 •		12,100	10,706
Morgan Stanley
0.000% due 04/02/2032 þ(k)		15,800	9,604
1.593% due 05/04/2027 •		15,200	14,011
1.794% due 02/13/2032 •		36,100	28,843
2.239% due 07/21/2032 •		20,000	16,332
2.475% due 01/21/2028 •		8,200	7,615
3.622% due 04/01/2031 •		3,600	3,318
5.123% due 02/01/2029 •		11,600	11,659
5.250% due 04/21/2034		1,700	1,701
5.424% due 07/21/2034		13,800	14,012
5.449% due 07/20/2029		2,000	2,039
6.138% due 10/16/2026 •		5,500	5,603
6.250% due 08/09/2026		700	722
6.296% due 10/18/2028 •		5,000	5,240
6.407% due 11/01/2029		11,000	11,665
Morgan Stanley Bank NA 5.882% due 10/30/2026		27,000	27,773
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		8,000	7,715
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028		3,000	3,066
Nasdaq, Inc. 3.850% due 06/30/2026		600	585
National Health Investors, Inc. 3.000% due 02/01/2031		1,500	1,201
Nationwide Building Society 6.557% due 10/18/2027		4,400	4,557
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		5,300	4,210
NatWest Group PLC
4.269% due 03/22/2025 •		32,300	32,191
4.892% due 05/18/2029 •		19,700	19,364
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	7,483
New York Life Insurance Co. 4.450% due 05/15/2069		3,500	3,006
Nippon Life Insurance Co. 6.250% due 09/13/2053		8,000	8,401
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		6,800	5,830
2.750% due 03/09/2028		15,000	13,247
Nomura Holdings, Inc.
1.851% due 07/16/2025		4,400	4,168
2.172% due 07/14/2028		9,000	7,913
2.329% due 01/22/2027		3,900	3,578
2.608% due 07/14/2031		14,400	11,971
2.648% due 01/16/2025		1,500	1,456
2.679% due 07/16/2030		4,700	4,009
2.710% due 01/22/2029		10,000	8,863
3.103% due 01/16/2030		10,000	8,845
5.709% due 01/09/2026		11,200	11,306
5.842% due 01/18/2028		23,700	24,221
Nordea Bank Abp 3.750% due 03/01/2029 •(i)(j)		5,700	4,517
Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	63,571	7,370
1.000% due 10/01/2053		1,884	204
1.500% due 10/01/2053		107,036	12,709
Oaktree Specialty Lending Corp. 3.500% due 02/25/2025		$4,000	3,880

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		5,274	4,260
3.625% due 10/01/2029		4,600	4,061
4.500% due 04/01/2027		2,600	2,497
4.750% due 01/15/2028		700	674
5.250% due 01/15/2026		600	597
OneMain Finance Corp.
5.375% due 11/15/2029		9,600	9,003
7.875% due 03/15/2030		3,200	3,297
Pacific Life Global Funding 1.200% due 06/24/2025		3,300	3,131
PartnerRe Finance B LLC 3.700% due 07/02/2029		2,900	2,748
Physicians Realty LP 3.950% due 01/15/2028		5,400	5,150
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		6,000	6,552
Popular, Inc. 7.250% due 03/13/2028		3,400	3,501
Pricoa Global Funding 0.800% due 09/01/2025		3,300	3,082
Principal Life Global Funding 3.000% due 04/18/2026		1,800	1,715
Prologis LP 3.250% due 06/30/2026		168	162
Protective Life Corp.
3.400% due 01/15/2030		14,600	12,930
4.300% due 09/30/2028		10,900	10,602
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	1,938
Prudential Financial, Inc. 6.625% due 12/01/2037		175	202
Public Storage Operating Co. 0.500% due 09/09/2030	EUR	2,200	2,015
Realty Income Corp.
3.100% due 12/15/2029		$100	92
3.950% due 08/15/2027		2,200	2,141
4.875% due 06/01/2026		6,299	6,308
Regency Centers LP
3.600% due 02/01/2027		2,200	2,117
3.700% due 06/15/2030		6,800	6,327
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		4,000	3,593
Reliance Standard Life Global Funding 2.750% due 01/21/2027		160	147
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		5,600	5,889
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,400	5,239
RGA Global Funding
2.700% due 01/18/2029		4,300	3,820
6.000% due 11/21/2028		4,100	4,257
Sabra Health Care LP
3.200% due 12/01/2031		9,850	8,067
3.900% due 10/15/2029		4,700	4,234
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		6,532	5,985
3.244% due 10/05/2026		22,600	21,303
4.500% due 07/17/2025		3,650	3,610
6.499% due 03/09/2029 •		5,900	6,101
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		16,000	14,931
6.833% due 11/21/2026 •		2,300	2,344
SBA Communications Corp. 3.125% due 02/01/2029		8,100	7,287
SBA Tower Trust
1.631% due 05/15/2051		3,800	3,397
1.884% due 07/15/2050		21,000	19,497
SBL Holdings, Inc. 5.125% due 11/13/2026		1,000	943
SLM Corp. 4.200% due 10/29/2025		5,400	5,243
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024		1,950	1,937
Societe Generale SA
1.488% due 12/14/2026 •		17,275	15,913
4.750% due 05/26/2026 •(i)(j)		750	661
Spirit Realty LP
3.200% due 01/15/2027		5,100	4,829
3.200% due 02/15/2031		600	530
4.000% due 07/15/2029		9,354	8,885
4.450% due 09/15/2026		4,100	4,023
Standard Chartered PLC
1.456% due 01/14/2027 •		11,800	10,817
2.819% due 01/30/2026 •		9,200	8,899
3.265% due 02/18/2036 •		2,200	1,803

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

3.603% due 01/12/2033 •		8,100	6,717
3.785% due 05/21/2025 •		5,100	5,056
6.170% due 01/09/2027 •		2,200	2,235
6.301% due 01/09/2029 •		4,000	4,108
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	EUR	12,628	13,997
Stifel Financial Corp. 4.000% due 05/15/2030		$9,800	8,899
STORE Capital Corp.
2.700% due 12/01/2031		3,800	2,883
2.750% due 11/18/2030		3,200	2,504
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	1,939
2.696% due 07/16/2024		34,000	33,511
2.750% due 01/15/2030		4,700	4,160
3.202% due 09/17/2029 (j)		6,000	5,460
5.464% due 01/13/2026		9,300	9,393
5.710% due 01/13/2030		16,400	17,043
5.716% due 09/14/2028		5,000	5,181
6.796% (SOFRRATE + 1.430%) due 01/13/2026 ~		15,200	15,321
Sun Communities Operating LP
2.700% due 07/15/2031		4,800	4,003
4.200% due 04/15/2032		3,100	2,831
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (c)		1,074	113
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (c)		1,074	85
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (c)		2,148	170
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (c)		3,222	146
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (c)		3,222	174
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (c)		1,513	59
SVB Financial Group
3.500% due 01/29/2025 ^(d)		500	330
4.345% due 04/29/2028 ^(d)		10,700	7,097
Synchrony Bank 5.625% due 08/23/2027		8,000	7,870
Synchrony Financial
3.700% due 08/04/2026		4,100	3,861
3.950% due 12/01/2027		5,600	5,243
4.375% due 03/19/2024		2,700	2,691
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •		43,400	42,396
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,551	6,882
5.661% due 10/13/2041		3,195	4,110
5.801% due 10/13/2040		5,853	7,636
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$1,500	1,303
Truist Financial Corp. 7.161% due 10/30/2029		5,800	6,268
Trust Fibra Uno
4.869% due 01/15/2030 (m)		2,000	1,813
4.869% due 01/15/2030		250	227
5.250% due 01/30/2026		5,660	5,545
6.390% due 01/15/2050		1,700	1,378
6.950% due 01/30/2044		1,983	1,713
U.S. Bancorp 6.787% due 10/26/2027		32,650	34,105
UBS AG
0.450% due 02/09/2024		4,800	4,774
5.125% due 05/15/2024 (j)		19,130	18,996
UBS Group AG
1.494% due 08/10/2027 •		14,800	13,380
2.095% due 02/11/2032 •		7,600	6,066
2.593% due 09/11/2025 •		13,400	13,113
2.746% due 02/11/2033 •		4,500	3,694
3.750% due 03/26/2025		7,700	7,550
4.125% due 09/24/2025		10,850	10,622
4.125% due 04/15/2026		600	586
4.282% due 01/09/2028		500	485
4.550% due 04/17/2026		770	760
6.246% due 09/22/2029		12,800	13,362
9.250% due 11/13/2028 (i)(j)		6,000	6,488
9.250% due 11/13/2033 (i)(j)		6,200	6,887
UDR, Inc.
1.900% due 03/15/2033		700	533
3.000% due 08/15/2031		3,100	2,741
3.500% due 01/15/2028		7,425	6,999
UniCredit SpA
7.296% due 04/02/2034 •		6,000	6,176
7.500% due 06/03/2026 •(i)(j)	EUR	6,500	7,403

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Ventas Realty LP
3.500% due 02/01/2025		$100	98
4.400% due 01/15/2029		125	122
VICI Properties LP
3.875% due 02/15/2029		16,350	15,032
4.500% due 01/15/2028		1,400	1,336
5.125% due 05/15/2032		7,800	7,612
5.750% due 02/01/2027		1,650	1,656
Visa, Inc. 3.150% due 12/14/2025		945	923
Vornado Realty LP 3.500% due 01/15/2025		6,200	6,008
W R Berkley Corp. 4.000% due 05/12/2050		1,080	864
WEA Finance LLC 3.750% due 09/17/2024		2,605	2,559
Wells Fargo & Co.
2.164% due 02/11/2026 •		3,100	2,985
2.393% due 06/02/2028 •		30,750	28,178
2.406% due 10/30/2025 •		32,400	31,526
3.000% due 04/22/2026		28,751	27,552
3.000% due 10/23/2026		4,000	3,799
3.196% due 06/17/2027 •		14,670	14,030
3.526% due 03/24/2028 •		17,700	16,894
3.584% due 05/22/2028 •		38,906	37,085
4.540% due 08/15/2026		8,500	8,415
4.611% due 04/25/2053 •		2,100	1,890
5.557% due 07/25/2034		14,300	14,566
5.574% due 07/25/2029		17,400	17,777
Weyerhaeuser Co.
4.000% due 04/15/2030		8,363	7,970
4.750% due 05/15/2026		23,200	23,102
7.350% due 07/01/2026		2,000	2,079
7.375% due 03/15/2032		5,657	6,572
WP Carey, Inc. 4.250% due 10/01/2026		9,100	8,898
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(d)		2,200	12

			3,920,963

INDUSTRIALS 28.8%
7-Eleven, Inc.
0.800% due 02/10/2024		14,200	14,120
0.950% due 02/10/2026		10,210	9,440
1.800% due 02/10/2031		28,950	23,545
AbbVie, Inc.
3.800% due 03/15/2025		100	99
3.850% due 06/15/2024		1,854	1,840
4.250% due 11/21/2049		6,700	5,975
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		3,075	2,824
Adobe, Inc. 2.150% due 02/01/2027		190	178
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		500	461
Adventist Health System 2.952% due 03/01/2029		3,000	2,714
AEP Transmission Co. LLC 2.750% due 08/15/2051		4,800	3,119
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	3,000	2,865
Air Canada 4.625% due 08/15/2029	CAD	4,900	3,428
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$4,018	3,614
3.600% due 09/15/2028		2,916	2,746
4.125% due 11/15/2026		5,296	5,101
5.250% due 10/01/2030		3,426	3,363
Aker BP ASA
3.100% due 07/15/2031		12,898	11,041
3.750% due 01/15/2030		4,100	3,768
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		8,566	8,336
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	4,462
Alibaba Group Holding Ltd.
2.700% due 02/09/2041		3,900	2,671
3.150% due 02/09/2051		10,200	6,697
3.250% due 02/09/2061		5,800	3,652
4.200% due 12/06/2047		4,800	3,924
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		10,460	10,255
3.550% due 10/01/2027		400	380
ALROSA Finance SA 4.650% due 04/09/2024 ^«(d)		8,300	498

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Altice France SA
3.375% due 01/15/2028	EUR	2,500	2,198
5.125% due 07/15/2029		$5,900	4,598
Amazon.com, Inc. 5.200% due 12/03/2025		700	708
Amdocs Ltd. 2.538% due 06/15/2030		14,850	12,816
American Airlines Pass-Through Trust
3.000% due 04/15/2030		3,006	2,716
3.150% due 08/15/2033		19,989	17,526
3.200% due 12/15/2029		6,717	6,125
3.350% due 04/15/2031		13,274	12,003
3.375% due 11/01/2028		1,553	1,425
3.575% due 07/15/2029		2,447	2,285
3.650% due 02/15/2029		3,500	3,245
3.700% due 04/01/2028		5,097	4,748
4.000% due 01/15/2027		1,629	1,562
Amgen, Inc.
2.800% due 08/15/2041		150	109
3.625% due 05/22/2024		100	99
4.663% due 06/15/2051		7,254	6,604
5.150% due 03/02/2028		5,500	5,633
5.250% due 03/02/2030		9,929	10,212
5.250% due 03/02/2033		11,500	11,794
5.600% due 03/02/2043		33,650	34,793
5.650% due 03/02/2053		10,000	10,528
5.750% due 03/02/2063		19,100	20,063
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		8,300	7,222
Anheuser-Busch InBev Worldwide, Inc. 5.450% due 01/23/2039		3,860	4,074
AP Moller - Maersk AS 4.500% due 06/20/2029		2,000	1,971
Apple, Inc.
1.650% due 05/11/2030		1,450	1,241
2.500% due 02/09/2025		950	927
3.450% due 05/06/2024		300	298
4.100% due 08/08/2062		4,100	3,657
4.300% due 05/10/2033		13,600	13,818
4.850% due 05/10/2053		19,000	19,384
Aptiv PLC 3.250% due 03/01/2032		6,000	5,303
Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	8,897
4.250% due 11/01/2029		3,300	3,085
Automatic Data Processing, Inc. 3.375% due 09/15/2025		160	157
Bacardi Ltd.
4.450% due 05/15/2025		4,500	4,441
4.700% due 05/15/2028		19,600	19,222
5.150% due 05/15/2038		10,500	10,019
BAE Systems PLC 3.400% due 04/15/2030		4,000	3,693
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		3,200	2,364
BAT Capital Corp.
2.726% due 03/25/2031		13,800	11,585
6.421% due 08/02/2033		3,500	3,665
7.079% due 08/02/2043		1,900	2,020
7.081% due 08/02/2053		2,300	2,461
Bayer U.S. Finance LLC
3.375% due 07/15/2024		190	187
4.375% due 12/15/2028		36,600	34,815
6.375% due 11/21/2030		1,700	1,750
Berry Global, Inc.
1.570% due 01/15/2026		7,400	6,878
4.875% due 07/15/2026		3,700	3,638
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		10,000	9,035
Boardwalk Pipelines LP
3.400% due 02/15/2031		18,000	16,096
3.600% due 09/01/2032		14,300	12,677
Boeing Co.
1.433% due 02/04/2024		15,000	14,937
2.196% due 02/04/2026		9,400	8,884
2.950% due 02/01/2030		375	338
3.200% due 03/01/2029		185	173
3.550% due 03/01/2038		175	143
3.625% due 02/01/2031		3,500	3,252
5.705% due 05/01/2040		21,000	21,734
5.805% due 05/01/2050		6,400	6,632
5.930% due 05/01/2060		30,000	31,119
7.950% due 08/15/2024		375	380
Bombardier, Inc. 7.125% due 06/15/2026		5,818	5,796

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Booz Allen Hamilton, Inc. 5.950% due 08/04/2033	2,800	2,961
Boston Scientific Corp. 2.650% due 06/01/2030	15,700	14,026
BP Capital Markets America, Inc.
3.588% due 04/14/2027	360	349
4.234% due 11/06/2028	415	413
British Airways Pass-Through Trust
3.300% due 06/15/2034	8,617	7,678
4.250% due 05/15/2034	1,351	1,261
4.625% due 12/20/2025	247	246
Broadcom, Inc.
1.950% due 02/15/2028	200	180
2.450% due 02/15/2031	21,400	18,311
2.600% due 02/15/2033	3,800	3,133
3.137% due 11/15/2035	22,839	18,762
3.187% due 11/15/2036	24,922	20,209
3.419% due 04/15/2033	632	555
3.469% due 04/15/2034	5,532	4,815
4.926% due 05/15/2037	44,703	43,290
Cameron LNG LLC
3.302% due 01/15/2035	4,300	3,666
3.402% due 01/15/2038	10,600	8,959
Canadian Pacific Railway Co.
4.950% due 08/15/2045	1,631	1,550
6.125% due 09/15/2115	10,000	11,194
Carlisle Cos., Inc. 3.750% due 12/01/2027	100	96
Carrier Global Corp.
5.800% due 11/30/2025	8,900	9,022
5.900% due 03/15/2034	2,600	2,813
CDW LLC 2.670% due 12/01/2026	10,100	9,459
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	2,070	1,848
Centene Corp.
2.450% due 07/15/2028	3,500	3,120
2.500% due 03/01/2031	1,900	1,586
2.625% due 08/01/2031	7,774	6,459
3.000% due 10/15/2030	8,819	7,649
4.625% due 12/15/2029	4,300	4,128
Charter Communications Operating LLC
2.300% due 02/01/2032	10,400	8,284
3.700% due 04/01/2051	5,000	3,257
3.750% due 02/15/2028	23,400	22,107
3.850% due 04/01/2061	25,100	15,665
3.900% due 06/01/2052	15,200	10,237
3.950% due 06/30/2062	15,600	9,832
4.200% due 03/15/2028	1,600	1,538
4.800% due 03/01/2050	5,400	4,187
4.908% due 07/23/2025	2,135	2,116
5.125% due 07/01/2049	17,200	13,991
5.375% due 05/01/2047	6,985	5,947
5.750% due 04/01/2048	15,890	14,123
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	4,152
3.700% due 11/15/2029	47,274	44,681
5.125% due 06/30/2027	23,235	23,364
Cheniere Energy Partners LP 4.000% due 03/01/2031	4,500	4,097
Choice Hotels International, Inc. 3.700% due 12/01/2029	2,787	2,472
Comcast Corp.
2.800% due 01/15/2051	22,300	14,875
3.250% due 11/01/2039	3,500	2,837
3.750% due 04/01/2040	5,500	4,734
3.950% due 10/15/2025	675	666
5.350% due 05/15/2053	8,700	9,007
Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	3,859
5.625% due 03/15/2027	4,200	3,908
6.000% due 01/15/2029	1,200	1,082
8.000% due 03/15/2026	1,531	1,527
Conagra Brands, Inc. 4.300% due 05/01/2024	19,800	19,699
ConocoPhillips Co.
2.400% due 03/07/2025	186	181
5.050% due 09/15/2033	11,600	11,924
5.700% due 09/15/2063	3,000	3,251
Constellation Brands, Inc. 3.700% due 12/06/2026	2,122	2,068
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «	732	725
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)	1,858	1,352

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Continental Resources, Inc.
4.375% due 01/15/2028	7,050	6,832
5.750% due 01/15/2031	12,125	12,078
Corning, Inc. 4.700% due 03/15/2037	130	125
CoStar Group, Inc. 2.800% due 07/15/2030	12,400	10,553
Costco Wholesale Corp. 2.750% due 05/18/2024	480	475
Cox Communications, Inc. 5.450% due 09/15/2028	4,800	4,902
Crown Castle Towers LLC 4.241% due 07/15/2048	11,900	11,301
CSL Finanace PLC Co. 4.050% due 04/27/2029	4,500	4,383
CSN Resources SA
4.625% due 06/10/2031	7,900	6,467
5.875% due 04/08/2032	5,100	4,440
CVS Health Corp.
3.000% due 08/15/2026	375	358
5.000% due 01/30/2029	19,800	20,174
5.875% due 06/01/2053	6,200	6,529
CVS Pass-Through Trust
4.163% due 08/11/2036	290	259
4.704% due 01/10/2036	6,860	6,375
5.789% due 01/10/2026	22	22
5.926% due 01/10/2034	308	312
6.036% due 12/10/2028	3,077	3,109
8.353% due 07/10/2031	277	299
DAE Funding LLC
1.550% due 08/01/2024	3,000	2,923
1.625% due 02/15/2024	4,500	4,476
2.625% due 03/20/2025	8,400	8,067
3.375% due 03/20/2028	6,300	5,815
Daimler Truck Finance North America LLC 6.167% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,100	5,099
Dell International LLC
4.000% due 07/15/2024	17,665	17,515
4.900% due 10/01/2026	6,050	6,062
5.300% due 10/01/2029	9,700	9,996
5.850% due 07/15/2025	9,740	9,839
6.020% due 06/15/2026	10,330	10,577
Delta Air Lines, Inc.
2.900% due 10/28/2024	7,776	7,575
3.750% due 10/28/2029	4,200	3,849
4.375% due 04/19/2028	1,100	1,065
7.375% due 01/15/2026	35,122	36,331
Devon Energy Corp. 5.250% due 09/15/2024	1,493	1,491
Diamond Sports Group LLC 6.625% due 08/15/2027 ^(d)	400	21
Directv Financing LLC 5.875% due 08/15/2027	2,700	2,539
Discovery Communications LLC
3.900% due 11/15/2024	100	99
3.950% due 06/15/2025	276	270
3.950% due 03/20/2028	100	95
4.900% due 03/11/2026	295	294
DISH DBS Corp. 5.250% due 12/01/2026	750	644
Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	2,901
3.900% due 11/15/2049	3,700	2,743
Eaton Corp. 3.103% due 09/15/2027	175	168
Ecopetrol SA 8.875% due 01/13/2033	9,000	9,789
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	6,600
Elevance Health, Inc.
2.550% due 03/15/2031	2,000	1,737
3.650% due 12/01/2027	10,275	9,973
Enbridge, Inc.
2.500% due 08/01/2033	14,800	12,129
4.250% due 12/01/2026	7,300	7,206
5.700% due 03/08/2033	9,600	9,982
6.200% due 11/15/2030	400	428
6.250% due 03/01/2078 •	8,700	8,057
Energy Transfer LP
3.900% due 05/15/2024	167	166
3.900% due 07/15/2026	5,861	5,698
4.950% due 06/15/2028	6,200	6,182
5.350% due 05/15/2045	2,600	2,420
5.800% due 06/15/2038	6,230	6,272
6.500% due 02/01/2042	3,600	3,809
6.625% due 10/15/2036	206	222

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

7.500% due 07/01/2038		4,302	4,987
Entergy Louisiana LLC 3.120% due 09/01/2027		4,300	4,058
Enterprise Products Operating LLC
4.250% due 02/15/2048		1,185	1,043
4.450% due 02/15/2043		6,890	6,299
5.375% due 02/15/2078 •		10,400	9,347
5.700% due 02/15/2042		2,002	2,114
8.638% (TSFR3M + 3.248%) due 08/16/2077 ~		7,651	7,616
EQM Midstream Partners LP 4.000% due 08/01/2024		2,746	2,722
EQT Corp. 3.900% due 10/01/2027		3,500	3,350
Equifax, Inc. 5.100% due 06/01/2028		13,300	13,420
Essential Utilities, Inc. 3.566% due 05/01/2029		1,800	1,682
Expedia Group, Inc.
3.250% due 02/15/2030		10,900	9,999
6.250% due 05/01/2025		1,434	1,449
Exxon Mobil Corp. 2.709% due 03/06/2025		450	440
FactSet Research Systems, Inc. 2.900% due 03/01/2027		11,300	10,587
Ferguson Finance PLC 3.250% due 06/02/2030		4,900	4,388
Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,825
4.200% due 10/01/2028		4,905	4,800
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		36,900	30,231
Flex Ltd. 4.875% due 06/15/2029		18,100	17,806
Ford Foundation 2.815% due 06/01/2070		7,500	4,790
Fox Corp. 6.500% due 10/13/2033		3,200	3,466
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	1,900	1,986
Freeport Minerals Corp. 9.500% due 06/01/2031		$200	239
Gatwick Funding Ltd. 6.125% due 03/02/2028	GBP	6,200	8,086
Global Payments, Inc.
3.200% due 08/15/2029		$13,572	12,312
5.400% due 08/15/2032		5,000	5,052
5.950% due 08/15/2052		1,100	1,123
GN Bondco LLC 9.500% due 10/15/2031		5,000	4,888
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		2,600	2,672
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038		1,700	1,775
Guara Norte SARL 5.198% due 06/15/2034		2,999	2,735
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	2,848
Haleon U.S. Capital LLC
3.375% due 03/24/2027		4,802	4,623
3.375% due 03/24/2029		1,700	1,609
Halliburton Co. 3.800% due 11/15/2025		7	7
HCA, Inc.
3.500% due 09/01/2030		5,000	4,534
3.500% due 07/15/2051		4,500	3,175
3.625% due 03/15/2032		2,700	2,415
4.125% due 06/15/2029		6,800	6,506
4.625% due 03/15/2052		2,400	2,044
5.000% due 03/15/2024		12,404	12,383
5.125% due 06/15/2039		1,000	954
5.250% due 06/15/2026		30	30
5.500% due 06/01/2033		19,000	19,306
5.625% due 09/01/2028		10,000	10,241
5.900% due 06/01/2053		5,200	5,338
HEICO Corp.
5.250% due 08/01/2028		2,000	2,043
5.350% due 08/01/2033		1,900	1,946
Hess Corp.
7.300% due 08/15/2031		3,584	4,134
7.875% due 10/01/2029		3,600	4,142
HF Sinclair Corp. 5.875% due 04/01/2026		6,206	6,270
Home Depot, Inc. 3.750% due 02/15/2024		375	374
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028		2,400	2,522

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Humana, Inc.
1.350% due 02/03/2027	7,100	6,406
2.150% due 02/03/2032	7,800	6,418
3.700% due 03/23/2029	3,300	3,172
5.875% due 03/01/2033	1,100	1,172
Hyatt Hotels Corp.
1.800% due 10/01/2024	5,400	5,242
4.375% due 09/15/2028	150	146
5.375% due 04/23/2025	2,600	2,605
5.750% due 04/23/2030	3,900	4,033
Hyundai Capital America
0.875% due 06/14/2024	5,400	5,278
1.500% due 06/15/2026	11,500	10,507
2.000% due 06/15/2028	16,700	14,598
6.000% due 07/11/2025	200	202
6.539% due 08/04/2025	13,000	12,997
Illinois Tool Works, Inc. 3.500% due 03/01/2024	550	548
Imperial Brands Finance PLC
3.125% due 07/26/2024	9,900	9,739
3.500% due 07/26/2026	12,600	12,027
3.875% due 07/26/2029	14,600	13,633
6.125% due 07/27/2027	10,000	10,275
Infor, Inc. 1.750% due 07/15/2025	8,900	8,396
Innophos Holdings, Inc. 9.375% due 02/15/2028	5,200	4,728
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	6,500	4,996
International Business Machines Corp. 3.625% due 02/12/2024	100	100
Interpublic Group of Cos., Inc. 4.200% due 04/15/2024	41	41
Jabil, Inc. 5.450% due 02/01/2029	2,200	2,249
JetBlue Pass-Through Trust 2.750% due 11/15/2033	6,261	5,298
Johnson & Johnson 2.625% due 01/15/2025	225	220
Kenvue, Inc. 4.900% due 03/22/2033	9,400	9,693
Kimberly-Clark Corp. 3.100% due 03/26/2030	225	210
Kinder Morgan Energy Partners LP
7.300% due 08/15/2033	5,726	6,494
7.400% due 03/15/2031	500	557
7.500% due 11/15/2040	5,500	6,222
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,000	993
7.750% due 01/15/2032	16,050	18,269
Kinetik Holdings LP 6.625% due 12/15/2028	900	917
Kraft Heinz Foods Co.
5.000% due 06/04/2042	2,400	2,315
6.500% due 02/09/2040	1,258	1,413
6.875% due 01/26/2039	13,500	15,583
7.125% due 08/01/2039	7,120	8,445
L3Harris Technologies, Inc. 4.400% due 06/15/2028	345	341
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,300	1,250
3.200% due 08/08/2024	104,110	102,154
3.500% due 08/18/2026	6,600	6,295
Leidos, Inc.
2.300% due 02/15/2031	16,750	14,028
4.375% due 05/15/2030	4,100	3,928
Lennar Corp. 4.750% due 11/29/2027	1,120	1,119
Lenovo Group Ltd. 5.875% due 04/24/2025	2,800	2,815
Liberty Utilities Finance GP 1 2.050% due 09/15/2030	7,000	5,683
Linde, Inc. 2.650% due 02/05/2025	350	342
Lockheed Martin Corp.
3.550% due 01/15/2026	162	159
4.300% due 06/15/2062	17,000	15,255
5.200% due 02/15/2055	4,915	5,164
5.700% due 11/15/2054	5,600	6,307
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	7,658	8,005
Marriott International, Inc.
3.500% due 10/15/2032	9,700	8,653
3.600% due 04/15/2024	700	697
4.500% due 10/01/2034	6,099	5,601
4.625% due 06/15/2030	6,100	5,994

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.000% due 10/15/2027		5,600	5,670
5.550% due 10/15/2028		10,000	10,321
Marvell Technology, Inc.
1.650% due 04/15/2026		9,176	8,543
4.875% due 06/22/2028		100	100
Massachusetts Institute of Technology 4.678% due 07/01/2114		150	143
McDonald's Corp.
2.625% due 09/01/2029		4,100	3,755
3.300% due 07/01/2025		355	347
3.800% due 04/01/2028		225	220
MDC Holdings, Inc. 3.966% due 08/06/2061		4,200	2,742
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		5,475	5,315
5.250% due 04/26/2026		2,300	2,219
5.375% due 12/04/2029		8,300	7,344
5.750% due 07/21/2028		8,850	8,204
Merck & Co., Inc. 3.400% due 03/07/2029		975	937
Meta Platforms, Inc. 5.600% due 05/15/2053		16,500	17,897
MGM China Holdings Ltd.
4.750% due 02/01/2027		1,300	1,238
5.250% due 06/18/2025		8,445	8,300
5.375% due 05/15/2024		12,100	12,056
5.875% due 05/15/2026		10,902	10,681
Micron Technology, Inc.
4.185% due 02/15/2027		190	186
4.975% due 02/06/2026		210	210
5.327% due 02/06/2029		6,400	6,534
Microsoft Corp.
2.400% due 08/08/2026		675	644
2.875% due 02/06/2024		400	399
3.125% due 11/03/2025		730	713
3.400% due 09/15/2026		255	249
Mileage Plus Holdings LLC 6.500% due 06/20/2027		350	351
Mitchells & Butlers Finance PLC 5.789% (SONIO/N + 0.569%) due 12/15/2030 ~	GBP	535	630
Moody's Corp. 3.250% due 05/20/2050		$11,450	8,454
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		5,000	4,483
MPLX LP
4.500% due 04/15/2038		9,900	8,826
4.800% due 02/15/2029		100	99
4.875% due 12/01/2024		450	448
4.900% due 04/15/2058		2,600	2,212
4.950% due 03/14/2052		4,100	3,655
MSCI, Inc.
3.250% due 08/15/2033		1,200	1,004
3.875% due 02/15/2031		1,500	1,372
National Fuel Gas Co. 2.950% due 03/01/2031		9,100	7,631
Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	13,498
4.875% due 04/15/2028		$1,700	1,724
4.875% due 06/15/2030		900	912
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		2,093	1,973
Newmont Corp. 4.200% due 05/13/2050		2,500	2,163
NextEra Energy Operating Partners LP 4.250% due 07/15/2024		14,740	14,582
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	2,600	2,760
3.522% due 09/17/2025		$4,900	4,720
4.345% due 09/17/2027		16,300	15,606
Norfolk Southern Corp.
4.100% due 05/15/2121		4,200	3,172
5.950% due 03/15/2064		7,500	8,379
Northrop Grumman Corp.
2.930% due 01/15/2025		125	122
7.750% due 03/15/2026		102	107
7.750% due 02/15/2031		285	331
NVIDIA Corp. 3.200% due 09/16/2026		300	292
NVR, Inc. 3.000% due 05/15/2030		35,314	31,482
NXP BV
3.875% due 06/18/2026		6,700	6,530
4.300% due 06/18/2029		7,685	7,472
4.875% due 03/01/2024		2,600	2,595
5.000% due 01/15/2033		600	601
5.350% due 03/01/2026		4,800	4,827

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Occidental Petroleum Corp.
6.200% due 03/15/2040	3,260	3,370
8.875% due 07/15/2030	17,067	19,992
OCI NV 6.700% due 03/16/2033	3,400	3,476
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (g)(i)	3,579	123
ONEOK Partners LP
6.125% due 02/01/2041	1,700	1,780
6.200% due 09/15/2043	3,450	3,618
Oracle Corp.
2.300% due 03/25/2028 (k)	3,200	2,918
2.875% due 03/25/2031 (k)	14,900	13,206
3.600% due 04/01/2050	1,700	1,261
3.950% due 03/25/2051 (k)	5,300	4,158
4.000% due 07/15/2046	11,000	8,836
4.000% due 11/15/2047	3,700	2,937
4.100% due 03/25/2061 (k)	16,600	12,676
4.900% due 02/06/2033	5,500	5,478
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028	1,700	1,591
Penske Truck Leasing Co. LP
2.700% due 11/01/2024	15,700	15,278
3.900% due 02/01/2024	3,100	3,094
PepsiCo, Inc.
2.250% due 03/19/2025	180	175
2.625% due 07/29/2029	440	406
3.000% due 10/15/2027	260	250
Perrigo Finance Unlimited Co. 4.375% due 03/15/2026	2,200	2,129
Petroleos Mexicanos 6.700% due 02/16/2032	12,251	10,180
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/2028	4,100	4,099
5.110% due 05/19/2043	14,400	14,358
5.300% due 05/19/2053	5,800	5,926
Pfizer, Inc. 3.400% due 05/15/2024	150	149
Philip Morris International, Inc.
5.375% due 02/15/2033	6,000	6,157
5.625% due 11/17/2029	3,100	3,253
5.750% due 11/17/2032	11,500	12,074
Phillips 66 Co.
0.900% due 02/15/2024	13,900	13,815
3.550% due 10/01/2026	436	421
3.605% due 02/15/2025	65	64
Pioneer Natural Resources Co. 7.200% due 01/15/2028	4,497	4,835
Procter & Gamble Co. 2.700% due 02/02/2026	450	435
Prosus NV
3.832% due 02/08/2051	2,300	1,447
4.027% due 08/03/2050	1,200	789
QatarEnergy 3.125% due 07/12/2041	3,700	2,852
Qorvo, Inc. 1.750% due 12/15/2024	775	744
QUALCOMM, Inc. 3.250% due 05/20/2027	20	19
Quanta Services, Inc.
2.350% due 01/15/2032	4,600	3,809
2.900% due 10/01/2030	3,100	2,722
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	553	563
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	15,900	13,081
Renesas Electronics Corp.
1.543% due 11/26/2024	4,000	3,851
2.170% due 11/25/2026	3,200	2,922
Republic Services, Inc. 2.500% due 08/15/2024	260	255
Revvity, Inc. 3.300% due 09/15/2029	300	273
Rockies Express Pipeline LLC
3.600% due 05/15/2025	8,800	8,525
4.800% due 05/15/2030	3,100	2,840
Royalty Pharma PLC 1.750% due 09/02/2027	13,750	12,336
RTX Corp.
3.150% due 12/15/2024	325	319
3.950% due 08/16/2025	355	350
4.125% due 11/16/2028	600	587
5.375% due 02/27/2053	13,300	13,526
6.100% due 03/15/2034	13,500	14,656
6.400% due 03/15/2054	2,500	2,896
7.200% due 08/15/2027	125	135

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

S&P Global, Inc.
4.250% due 05/01/2029	12,542	12,500
4.750% due 08/01/2028	1,000	1,018
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	6,500	6,355
5.000% due 03/15/2027	6,411	6,441
5.625% due 03/01/2025	4,575	4,587
5.750% due 05/15/2024	1,359	1,359
5.875% due 06/30/2026	10,705	10,903
Sands China Ltd. 5.650% due 08/08/2028	4,900	4,862
Santos Finance Ltd.
3.649% due 04/29/2031	20,000	17,433
6.875% due 09/19/2033	5,500	5,838
Sasol Financing USA LLC 5.875% due 03/27/2024	250	249
Saudi Arabian Oil Co. 2.250% due 11/24/2030	1,000	861
Seadrill Finance Ltd. 8.375% due 08/01/2030	400	418
SF Holding Investment Ltd.
2.875% due 02/20/2030	10,900	9,639
3.125% due 11/17/2031	1,500	1,303
Sherwin-Williams Co.
3.300% due 02/01/2025	500	487
3.450% due 08/01/2025	200	195
SK Hynix, Inc.
1.000% due 01/19/2024	7,100	7,085
2.375% due 01/19/2031	5,000	4,059
Spectra Energy Partners LP
3.500% due 03/15/2025	275	269
4.750% due 03/15/2024	650	649
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	3,800	3,656
4.600% due 06/15/2028	16,831	14,906
9.375% due 11/30/2029	4,450	4,875
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	906	744
4.100% due 10/01/2029	1,802	1,657
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	5,969	5,920
Standard Industries, Inc. 4.375% due 07/15/2030	2,350	2,161
Station Casinos LLC 4.500% due 02/15/2028	2,000	1,887
Stryker Corp.
1.950% due 06/15/2030	12,550	10,736
4.850% due 12/08/2028	4,000	4,048
Studio City Finance Ltd.
5.000% due 01/15/2029	9,300	7,826
6.500% due 01/15/2028	13,100	12,168
Syngenta Finance NV 4.892% due 04/24/2025	3,090	3,050
T-Mobile USA, Inc.
2.050% due 02/15/2028	10,500	9,480
2.550% due 02/15/2031	16,800	14,478
3.000% due 02/15/2041	32,700	24,495
3.300% due 02/15/2051	40,000	28,930
3.400% due 10/15/2052	4,600	3,354
3.500% due 04/15/2025	5,843	5,723
3.600% due 11/15/2060	5,700	4,155
3.875% due 04/15/2030	21,750	20,631
5.050% due 07/15/2033	2,000	2,016
5.650% due 01/15/2053	4,800	5,002
5.750% due 01/15/2054	5,200	5,507
5.800% due 09/15/2062	2,400	2,577
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027	7,600	7,371
Tapestry, Inc.
7.350% due 11/27/2028	2,375	2,493
7.700% due 11/27/2030	12,500	13,169
Targa Resources Corp.
4.950% due 04/15/2052	8,000	7,033
6.150% due 03/01/2029	8,300	8,684
Target Corp. 2.250% due 04/15/2025	250	243
TCI Communications, Inc. 7.875% due 02/15/2026	600	637
TD SYNNEX Corp.
1.250% due 08/09/2024	6,300	6,142
1.750% due 08/09/2026	9,940	9,017
2.375% due 08/09/2028	14,300	12,355
2.650% due 08/09/2031	8,700	7,040
Time Warner Cable LLC 4.500% due 09/15/2042	4,000	3,144

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Times Square Hotel Trust 8.528% due 08/01/2026		230	230
TransCanada PipeLines Ltd.
4.250% due 05/15/2028		40	39
5.600% due 03/31/2034		5,258	5,312
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,630
7.850% due 02/01/2026		12,066	12,642
TransDigm, Inc. 7.125% due 12/01/2031		3,300	3,462
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		7,350	6,122
Travel & Leisure Co. 4.625% due 03/01/2030		5,700	5,105
Trimble, Inc.
4.900% due 06/15/2028		2,100	2,113
6.100% due 03/15/2033		1,000	1,071
Trinity Acquisition PLC 4.400% due 03/15/2026		35	35
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,000	1,894
Unigel Luxembourg SA 8.750% due 10/01/2026 ^		3,900	1,073
United Airlines Pass-Through Trust
2.700% due 11/01/2033		833	707
2.875% due 04/07/2030		15,023	13,451
3.100% due 01/07/2030		994	908
3.100% due 04/07/2030		3,508	3,067
3.450% due 01/07/2030		2,870	2,565
3.500% due 09/01/2031		1,284	1,172
3.700% due 09/01/2031		2,810	2,463
4.150% due 10/11/2025		1,063	1,058
4.150% due 02/25/2033		8,723	8,062
5.875% due 04/15/2029		20,768	21,050
UnitedHealth Group, Inc.
2.900% due 05/15/2050		5,500	3,852
5.200% due 04/15/2063		23,860	24,383
5.875% due 02/15/2053		2,500	2,834
Vale Overseas Ltd.
3.750% due 07/08/2030		3,500	3,225
6.875% due 11/21/2036		4,996	5,457
Var Energi ASA 8.000% due 11/15/2032		4,700	5,284
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		16,800	15,262
3.875% due 11/01/2033		11,000	9,335
4.125% due 08/15/2031		2,500	2,206
6.250% due 01/15/2030		5,150	5,129
Venture Global LNG, Inc.
8.375% due 06/01/2031		6,200	6,206
9.875% due 02/01/2032		10,900	11,361
VeriSign, Inc. 2.700% due 06/15/2031		1,706	1,463
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		500	488
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(d)		2,638	15
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	6,484
5.250% due 05/15/2029		1,000	1,189
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		$6,200	5,422
VMware, Inc.
2.200% due 08/15/2031		3,300	2,736
3.900% due 08/21/2027		16,435	15,955
4.500% due 05/15/2025		9,342	9,256
4.650% due 05/15/2027		10,438	10,355
4.700% due 05/15/2030		24,482	24,164
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		13,400	13,059
Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026		2,000	1,902
Walt Disney Co.
2.650% due 01/13/2031		23,580	20,989
3.500% due 05/13/2040		5,500	4,632
3.700% due 09/15/2024		400	396
7.700% due 10/30/2025		153	160
Warnermedia Holdings, Inc.
4.279% due 03/15/2032		2,800	2,563
5.050% due 03/15/2042		2,700	2,382
5.141% due 03/15/2052		13,800	11,853
Weir Group PLC 2.200% due 05/13/2026		19,600	18,232
Western Digital Corp. 4.750% due 02/15/2026		3,600	3,534

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Western Midstream Operating LP
3.950% due 06/01/2025	150	146
6.350% due 01/15/2029	12,500	13,063
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	15,933	15,768
Williams Cos., Inc. 4.850% due 03/01/2048	6,000	5,464
Woodside Finance Ltd.
3.650% due 03/05/2025	9,700	9,497
3.700% due 09/15/2026	11,375	10,936
3.700% due 03/15/2028	6,100	5,733
4.500% due 03/04/2029	2,300	2,212
Wyeth LLC 6.450% due 02/01/2024	100	100
Wynn Macau Ltd.
4.875% due 10/01/2024	6,050	5,978
5.500% due 10/01/2027	31,554	29,835
Yara International ASA 4.750% due 06/01/2028	6,200	6,056
Yellowstone Energy LP 5.750% due 12/31/2026 «	1,922	1,916
Zoetis, Inc. 2.000% due 05/15/2030	7,000	6,031

		3,510,676

UTILITIES 9.5%
AEP Texas, Inc.
2.100% due 07/01/2030	5,100	4,283
6.650% due 02/15/2033	2,425	2,639
AES Corp.
3.300% due 07/15/2025	10,200	9,832
3.950% due 07/15/2030	5,200	4,814
5.450% due 06/01/2028	2,400	2,441
Alliant Energy Finance LLC 3.600% due 03/01/2032	1,500	1,318
American Electric Power Co., Inc.
3.875% due 02/15/2062 •	6,200	5,235
5.200% due 01/15/2029	25,000	25,354
Arizona Public Service Co.
2.650% due 09/15/2050	8,900	5,480
3.350% due 05/15/2050	3,750	2,667
AT&T, Inc.
2.750% due 06/01/2031	16,200	14,209
3.500% due 06/01/2041	49,000	38,944
3.550% due 09/15/2055	23,160	16,667
3.650% due 06/01/2051	25,700	19,375
3.650% due 09/15/2059	30,575	21,940
3.850% due 06/01/2060	25,750	19,234
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049	1,850	1,625
Bharti Airtel Ltd. 4.375% due 06/10/2025	5,000	4,932
Black Hills Corp.
2.500% due 06/15/2030	10,400	8,757
3.875% due 10/15/2049	5,500	4,123
CenterPoint Energy, Inc. 4.250% due 11/01/2028	360	347
Clearway Energy Operating LLC 3.750% due 02/15/2031	3,500	3,087
Cleco Corporate Holdings LLC 3.743% due 05/01/2026	12,005	11,590
Cleveland Electric Illuminating Co. 3.500% due 04/01/2028	4,200	3,937
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028	4,000	4,131
6.055% due 08/15/2026	2,000	2,048
Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030	2,700	2,794
6.036% due 11/15/2033	13,500	14,145
Constellation Energy Generation LLC
5.750% due 10/01/2041	2,579	2,579
5.800% due 03/01/2033	1,400	1,473
6.125% due 01/15/2034	700	750
6.250% due 10/01/2039	990	1,061
Dominion Energy, Inc. 2.250% due 08/15/2031	8,200	6,797
DTE Electric Co. 5.200% due 04/01/2033	1,300	1,352
DTE Energy Co.
2.950% due 03/01/2030	2,441	2,160
3.400% due 06/15/2029	2,387	2,233
Duke Energy Carolinas LLC
2.450% due 08/15/2029	16,100	14,328
3.200% due 08/15/2049	200	146
6.050% due 04/15/2038	1,227	1,333

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Duke Energy Corp. 3.400% due 06/15/2029	765	720
Duke Energy Florida LLC 3.200% due 01/15/2027	1,100	1,063
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	6,800	6,959
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	15,400	14,407
Edison International
5.750% due 06/15/2027	8,700	8,890
8.125% due 06/15/2053 •	8,900	9,108
Electricite de France SA
4.500% due 09/21/2028	1,000	986
4.875% due 09/21/2038	1,400	1,297
4.875% due 01/22/2044	500	451
6.900% due 05/23/2053	14,300	16,201
9.125% due 03/15/2033 (i)	3,900	4,364
Emera U.S. Finance LP 4.750% due 06/15/2046	10,900	8,998
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	1,206	1,144
Enel Finance America LLC
2.875% due 07/12/2041	4,100	2,796
7.100% due 10/14/2027	2,500	2,670
Enel Finance International NV
1.875% due 07/12/2028	9,100	7,954
2.250% due 07/12/2031	10,100	8,214
Entergy Corp.
1.900% due 06/15/2028	5,900	5,230
3.750% due 06/15/2050	1,000	756
Entergy Mississippi LLC 5.000% due 09/01/2033	367	370
Entergy Texas, Inc.
1.750% due 03/15/2031	4,129	3,384
5.800% due 09/01/2053	800	861
Evergy Metro, Inc. 2.250% due 06/01/2030	400	342
Eversource Energy 5.950% due 02/01/2029	4,800	5,031
Exelon Corp.
4.050% due 04/15/2030	7,100	6,778
5.150% due 03/15/2028	5,000	5,086
Fells Point Funding Trust 3.046% due 01/31/2027	11,500	10,844
FORESEA Holding SA 7.500% due 06/15/2030	1,905	1,766
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	18,600	10,695
Georgia Power Co.
2.650% due 09/15/2029	9,800	8,883
3.250% due 03/15/2051	13,200	9,564
3.700% due 01/30/2050	4,200	3,326
India Green Power Holdings 4.000% due 02/22/2027	3,100	2,848
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,379	1,277
ITC Holdings Corp. 2.950% due 05/14/2030	1,800	1,584
Jersey Central Power & Light Co. 4.300% due 01/15/2026	9,450	9,252
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,500	2,416
MidAmerican Energy Co.
3.150% due 04/15/2050	500	358
4.250% due 05/01/2046	1,800	1,570
5.350% due 01/15/2034	2,100	2,215
Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	39,000	38,784
4.625% due 04/01/2029	3,155	3,041
Mississippi Power Co. 3.950% due 03/30/2028	14,645	14,248
Monongahela Power Co. 4.100% due 04/15/2024	450	447
Narragansett Electric Co. 3.395% due 04/09/2030	3,100	2,825
National Grid PLC
5.602% due 06/12/2028	6,000	6,187
5.809% due 06/12/2033	5,500	5,784
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	4,300	3,730
5.650% due 05/01/2079 •	100	94
NGPL PipeCo LLC 4.875% due 08/15/2027	8,570	8,422
NiSource, Inc. 3.490% due 05/15/2027	225	217

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Oi SA 10.000% due 07/27/2025 ^(d)	7,500	375
ONEOK, Inc.
2.750% due 09/01/2024	6,300	6,179
4.550% due 07/15/2028	21,503	21,254
4.950% due 07/13/2047	9,972	8,948
5.200% due 07/15/2048	3,985	3,744
6.000% due 06/15/2035	700	725
6.050% due 09/01/2033	1,100	1,166
6.350% due 01/15/2031	8,600	9,193
6.625% due 09/01/2053	22,500	25,209
Pacific Gas & Electric Co.
2.500% due 02/01/2031	7,500	6,194
2.950% due 03/01/2026	3,900	3,697
3.000% due 06/15/2028	5,400	4,926
3.150% due 01/01/2026	14,901	14,299
3.250% due 06/01/2031	1,600	1,387
3.300% due 03/15/2027	5,300	4,959
3.300% due 12/01/2027	27,516	25,706
3.300% due 08/01/2040	2,700	1,981
3.450% due 07/01/2025	19,655	19,032
3.500% due 06/15/2025	1,400	1,357
3.500% due 08/01/2050	13,050	9,037
3.750% due 07/01/2028	15,079	14,136
3.750% due 08/15/2042	2,600	1,926
4.200% due 03/01/2029	1,000	946
4.250% due 03/15/2046	2,100	1,620
4.300% due 03/15/2045	1,932	1,517
4.500% due 07/01/2040	2,800	2,372
4.500% due 12/15/2041	4,300	3,378
4.550% due 07/01/2030	7,800	7,436
4.600% due 06/15/2043	4,900	4,046
4.650% due 08/01/2028	17,000	16,338
4.750% due 02/15/2044	5,700	4,772
4.950% due 07/01/2050	5,465	4,680
5.250% due 03/01/2052	13,600	12,120
PacifiCorp
2.700% due 09/15/2030	1,500	1,301
2.900% due 06/15/2052	13,300	8,569
5.350% due 12/01/2053	5,450	5,250
5.500% due 05/15/2054	2,400	2,360
5.750% due 04/01/2037	8,278	8,479
Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	947
4.150% due 04/15/2025	2,600	2,551
6.150% due 10/01/2038	1,600	1,666
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	2,990
3.640% due 11/01/2046	1,500	1,115
Plains All American Pipeline LP 4.500% due 12/15/2026	2,000	1,975
PPL Electric Utilities Corp. 5.000% due 05/15/2033	3,100	3,171
Public Service Co. of Oklahoma
2.200% due 08/15/2031	1,400	1,161
3.150% due 08/15/2051	1,500	1,030
Puget Energy, Inc. 4.100% due 06/15/2030	5,500	5,048
Rio Oil Finance Trust
8.200% due 04/06/2028	5,442	5,575
9.750% due 01/06/2027	6,098	6,353
San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,400	10,250
4.100% due 06/15/2049	9,500	7,850
5.350% due 04/01/2053	5,100	5,170
SCE Recovery Funding LLC 5.112% due 12/14/2049	3,700	3,668
Sempra
3.400% due 02/01/2028	2,840	2,709
4.125% due 04/01/2052 •	4,100	3,539
5.500% due 08/01/2033	6,600	6,846
Southern California Edison Co.
0.975% due 08/01/2024	16,475	16,050
1.200% due 02/01/2026	7,200	6,708
2.500% due 06/01/2031	2,600	2,230
2.750% due 02/01/2032	10,500	9,042
2.950% due 02/01/2051	6,800	4,623
3.450% due 02/01/2052	8,200	5,993
3.650% due 02/01/2050	2,000	1,551
3.700% due 08/01/2025	8,800	8,623
3.900% due 12/01/2041	1,100	898
3.900% due 03/15/2043	6,100	5,005
4.000% due 04/01/2047	14,900	12,178
4.650% due 10/01/2043	600	549
4.700% due 06/01/2027	600	604
4.875% due 03/01/2049	8,468	7,785

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.300% due 03/01/2028		8,300	8,525
6.650% due 04/01/2029		8,039	8,577
Southern California Gas Co.
2.550% due 02/01/2030		2,200	1,936
5.200% due 06/01/2033		14,300	14,716
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		12,000	9,823
3.250% due 06/15/2026		5,475	5,271
3.875% due 11/15/2025		2,300	2,244
4.400% due 05/30/2047		2,554	2,174
Southern Power Co. 5.250% due 07/15/2043		1,000	948
Southwest Gas Corp. 4.050% due 03/15/2032		5,775	5,415
Southwestern Electric Power Co. 3.250% due 11/01/2051		3,593	2,429
Sprint LLC 7.125% due 06/15/2024		600	603
System Energy Resources, Inc.
2.140% due 12/09/2025		13,800	12,854
6.000% due 04/15/2028		2,300	2,351
Tallgrass Energy Partners LP 6.000% due 12/31/2030		1,900	1,769
Targa Resources Partners LP 5.500% due 03/01/2030		5,200	5,204
Telecom Italia SpA 7.875% due 07/31/2028	EUR	5,500	6,762
Toledo Edison Co. 2.650% due 05/01/2028		$11,334	10,224
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025		200	196
Transcanada Trust 5.300% due 03/15/2077 •		22,550	20,153
Verizon Communications, Inc.
2.100% due 03/22/2028		2,100	1,901
2.850% due 09/03/2041		4,150	3,069
3.000% due 03/22/2027		875	832
3.875% due 03/01/2052		7,800	6,325
6.218% (SOFRINDX + 0.790%) due 03/20/2026 ~		9,542	9,551
Vistra Operations Co. LLC
4.300% due 07/15/2029		5,000	4,686
6.950% due 10/15/2033		5,050	5,321
Vodafone Group PLC 5.125% due 06/04/2081 •		11,100	8,398
WEC Energy Group, Inc.
1.800% due 10/15/2030		2,700	2,204
2.200% due 12/15/2028		1,000	890
Xcel Energy, Inc.
3.400% due 06/01/2030		240	222
5.450% due 08/15/2033		6,200	6,397

			1,162,634

Total Corporate Bonds & Notes (Cost $9,282,654)			8,594,273

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (c)		3,233	250

Total Convertible Bonds & Notes (Cost $397)			250

U.S. GOVERNMENT AGENCIES 9.8%
Freddie Mac
5.992% due 11/25/2055 «~		3,246	2,038
14.452% due 03/25/2029 •		495	542
Uniform Mortgage-Backed Security
3.000% due 01/01/2045		132	121
3.500% due 07/01/2046		1,703	1,590
4.000% due 08/01/2049		187	179
4.500% due 10/01/2052 - 12/01/2053		19,223	18,645
Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2054		61,492	56,477
4.000% due 01/01/2054 - 02/01/2054		485,950	460,069
4.500% due 02/01/2054		43,395	42,095
5.000% due 01/01/2054 - 02/01/2054		160,100	158,432
5.500% due 01/01/2054 - 02/01/2054		272,200	273,397
6.000% due 02/01/2054		155,400	157,798

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

6.500% due 02/01/2054	22,000	22,544

Total U.S. Government Agencies (Cost $1,169,852)		1,193,927

U.S. TREASURY OBLIGATIONS 21.0%
U.S. Treasury Bonds
1.875% due 02/15/2041 (m)	265,079	190,722
1.875% due 11/15/2051	184,438	116,650
2.000% due 11/15/2041 (m)	397,800	287,884
2.250% due 05/15/2041 (m)	163,533	124,646
2.250% due 02/15/2052 (m)	12,600	8,738
2.500% due 02/15/2046 (m)	76,025	57,081
2.500% due 05/15/2046 (m)	91,308	68,406
2.750% due 08/15/2047	96,200	74,950
3.125% due 08/15/2044	106,675	90,369
3.125% due 05/15/2048	106,300	88,603
3.250% due 05/15/2042 (m)	108,400	95,155
3.375% due 05/15/2044 (m)	93,084	82,107
3.625% due 05/15/2053	4,400	4,069
4.750% due 11/15/2043 (b)	7,700	8,262
U.S. Treasury Inflation Protected Securities (h)
0.125% due 10/15/2024	23,984	23,463
0.250% due 01/15/2025	3,637	3,531
0.875% due 02/15/2047	12,013	9,478
1.500% due 02/15/2053	104,590	94,926
U.S. Treasury Notes
3.875% due 05/15/2043 (m)	55,300	52,738
1.375% due 10/31/2028 (m)(o)(q)	270,107	240,459
1.875% due 02/28/2027 (m)(o)(q)	15,500	14,532
1.875% due 02/15/2032 (m)(o)(q)	241,641	207,821
2.750% due 08/15/2032 (m)(o)(q)	87,293	79,967
2.875% due 05/15/2032 (m)(o)(q)	107,755	99,890
3.125% due 11/15/2028 (o)(q)	29,000	28,020
3.375% due 05/15/2033 (m)	65,800	63,168
3.625% due 03/31/2030 (o)(q)	1,700	1,674
3.875% due 09/30/2029 (m)	223,745	223,334
4.125% due 11/15/2032 (m)(o)(q)	110,800	112,668
U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)	19,500	8,707

Total U.S. Treasury Obligations (Cost $2,908,876)		2,562,018

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
245 Park Avenue Trust 3.508% due 06/05/2037	3,622	3,330
American Home Mortgage Assets Trust 5.952% due 10/25/2046 ~	1,492	1,016
American Home Mortgage Investment Trust 7.549% due 11/25/2045 •	488	200
AOA Mortgage Trust 6.351% due 10/15/2038 •	10,675	9,664
Atrium Hotel Portfolio Trust 6.609% due 06/15/2035 •	21,571	21,355
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032	7,800	6,078
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 «	177	121
Banc of America Funding Trust
3.833% due 06/20/2037 ~	2,587	2,242
5.600% due 01/25/2037 •	5,228	4,539
5.750% due 01/25/2037	2,174	1,781
5.852% due 10/20/2036 •	1,036	776
6.000% due 03/25/2037	1,067	853
6.032% due 06/20/2047 •	783	620
6.270% due 05/25/2037 •	280	233
10.678% due 07/25/2047 •	723	1,068
Banc of America Mortgage Trust 4.302% due 10/25/2035 ~	408	326
BCAP LLC Trust
3.586% due 07/26/2036 ~	108	92
5.910% due 05/25/2047 •	479	452
6.000% due 07/26/2037 «~	164	139
Bear Stearns Adjustable Rate Mortgage Trust 4.067% due 06/25/2047 ~	1,501	1,350
Bear Stearns ALT-A Trust
4.037% due 03/25/2036 ~	137	107
4.235% due 08/25/2036 ~	856	433
4.862% due 04/25/2035 ~	7,366	6,593
5.790% due 08/25/2036 ~	404	351
Bear Stearns Asset-Backed Securities Trust
5.500% due 08/25/2035 «~	89	54
5.820% due 12/25/2035 «•	234	112
Benchmark Mortgage Trust 2.640% due 09/15/2048	3,657	3,489
BSST Mortgage Trust 6.662% due 02/15/2037 ~	2,100	1,833

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

BX Trust
6.111% due 04/15/2039 •	15,137	14,710
6.376% due 10/15/2036 •	7,000	6,850
Chase Mortgage Finance Trust 6.000% due 06/25/2037	2,834	1,230
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 6.150% due 08/25/2037 •	293	279
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.750% due 01/25/2035 •	210	198
Citigroup Commercial Mortgage Trust 3.251% due 05/10/2035	1,183	1,117
Citigroup Mortgage Loan Trust 3.840% due 03/25/2037 ~	206	177
Commercial Mortgage Trust 3.178% due 02/10/2035	13,000	12,358
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~	774	430
Countrywide Alternative Loan Trust
5.500% due 07/25/2035	843	680
5.500% due 01/25/2036	798	541
5.662% due 09/20/2046 •	781	786
5.680% due 04/25/2047 ~	1,011	821
5.682% due 09/20/2046 •	1,384	1,240
5.820% due 05/25/2037 •	625	215
5.850% due 09/25/2046 •	1,207	1,120
6.000% due 03/25/2036	774	350
6.000% due 05/25/2036	87	44
6.000% due 06/25/2037	1,407	671
6.362% due 08/25/2035 •	1,469	1,178
6.500% due 12/25/2036	354	162
Credit Suisse Commercial Mortgage Trust 6.443% due 06/15/2034 •	3,152	2,918
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	5,877	4,687
Credit Suisse Mortgage Capital Certificates
3.834% due 06/26/2037 ~	1,655	1,514
3.913% due 04/28/2037 ~	903	836
Credit Suisse Mortgage Capital Trust
3.090% due 12/26/2059 ~	1,407	1,407
3.599% due 05/27/2037 ~	3,004	2,046
3.850% due 09/25/2057	539	513
CSAIL Commercial Mortgage Trust 3.718% due 08/15/2048	6,500	6,277
DC Commercial Mortgage Trust 6.314% due 09/12/2040	1,200	1,240
DROP Mortgage Trust 6.626% due 10/15/2043 •	5,000	4,630
Extended Stay America Trust 6.556% due 07/15/2038 ~	52,739	52,292
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~	18,000	18,149
GSR Mortgage Loan Trust 5.910% due 08/25/2046 •	19,296	4,542
HarborView Mortgage Loan Trust
4.082% due 06/19/2036 ~	590	258
5.880% due 12/19/2036 •	2,270	1,814
5.970% due 01/19/2036 •	1,678	1,013
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 «	99	76
IndyMac INDX Mortgage Loan Trust 5.950% due 07/25/2035 •	5,862	5,334
InTown Mortgage Trust 7.851% due 08/15/2039 •	10,700	10,754
JP Morgan Alternative Loan Trust
4.762% due 05/25/2037 ~	638	575
6.810% due 08/25/2036 þ	724	684
JP Morgan Chase Commercial Mortgage Securities Trust 6.776% due 03/15/2036 •	12,792	11,385
Lehman Mortgage Trust 6.000% due 07/25/2037 «	82	72
Merrill Lynch Mortgage Investors Trust 4.970% due 05/25/2033 «~	3	3
Morgan Stanley Capital Trust
6.426% due 12/15/2036 •	2,341	1,815
6.645% due 12/15/2038 •	6,700	6,262
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ~	368	107
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 «~	6	6
MortgageIT Mortgage Loan Trust 5.870% due 04/25/2036 •	3,380	2,481
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036 þ	874	188
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	26,348	24,909
2.750% due 11/25/2059 ~	17,729	16,671

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.500% due 05/25/2058 ~	6,360	6,160
One New York Plaza Trust 6.426% due 01/15/2036 •	2,400	2,288
ONE Park Mortgage Trust 6.176% due 03/15/2036 •	7,700	7,340
Residential Accredit Loans, Inc. Trust
5.065% due 07/25/2035 «~	122	109
5.070% due 01/25/2036 ~	1,042	760
5.791% due 10/25/2037 ~	3,493	2,950
5.830% due 05/25/2036 •	757	678
5.850% due 08/25/2036 •	472	464
5.890% due 04/25/2046 ~	6,124	1,732
Starwood Mortgage Trust 6.526% due 04/15/2034 •	3,057	3,011
Structured Adjustable Rate Mortgage Loan Trust
4.153% due 05/25/2036 ~	909	516
5.770% due 08/25/2036 •	538	431
TBW Mortgage-Backed Trust 6.280% due 01/25/2037 þ	6,705	1,041
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	3,308	3,182
6.470% due 05/25/2058 •	813	828
Wachovia Mortgage Loan Trust LLC 5.937% due 05/20/2036 «~	58	55
WaMu Mortgage Pass-Through Certificates Trust 4.549% due 07/25/2037 ~	286	238
Washington Mutual Mortgage Pass-Through Certificates Trust
5.852% due 11/25/2046 •	855	690
6.000% due 07/25/2036	187	125
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037	98	83

Total Non-Agency Mortgage-Backed Securities (Cost $349,233)		332,503

ASSET-BACKED SECURITIES 5.1%
522 Funding CLO Ltd. 6.717% due 10/20/2031 •	8,200	8,180
AASET Trust 3.967% due 05/16/2042	274	251
ABFC Trust 5.600% due 01/25/2037 •	3,505	2,465
Accredited Mortgage Loan Trust 5.730% due 09/25/2036 •	848	836
ACE Securities Corp. Home Equity Loan Trust
5.790% due 08/25/2036 ~	1,550	379
5.870% due 12/25/2036 •	4,984	1,320
6.415% due 05/25/2035 •	5,500	4,951
ACREC LLC 7.592% due 02/19/2038 •	8,400	8,428
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	2,216	1,491
Anchorage Capital CLO Ltd.
6.795% due 07/15/2032 •	7,300	7,291
6.814% due 07/22/2032 •	12,900	12,847
Apidos CLO 6.557% due 07/18/2029 •	10,824	10,808
Ares CLO Ltd. 6.724% due 04/22/2031 •	9,600	9,581
Argent Securities Trust
5.580% due 09/25/2036 ~	1,643	528
6.010% due 05/25/2036 ~	1,285	314
6.030% due 04/25/2036 •	6,400	2,081
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.230% due 02/25/2036 •	2,100	1,628
Atlas Static Senior Loan Fund Ltd. 7.101% due 07/15/2030	1,800	1,800
Barings CLO Ltd. 6.605% due 04/15/2031 •	11,370	11,359
BDS Ltd. 7.492% due 08/19/2038 •	13,700	13,766
Bear Stearns Asset-Backed Securities Trust 5.930% due 11/25/2036 •	6,743	6,320
Benefit Street Partners CLO Ltd. 6.735% due 07/15/2032 ~	8,700	8,663
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	2,899	2,735
BPCRE Ltd. 7.758% due 01/16/2037 •	4,000	4,002
Brightspire Capital Ltd. 6.620% due 08/19/2038 •	6,301	6,149
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037	12,000	12,000
Carlyle Global Market Strategies CLO Ltd. 6.589% due 08/14/2030 •	14,868	14,843
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •	12,280	12,282

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Carrington Mortgage Loan Trust 5.720% due 10/25/2036 •	2,077	1,610
Catamaran CLO Ltd. 6.774% due 04/22/2030 •	16,541	16,539
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •	3,474	3,438
Citigroup Mortgage Loan Trust
5.670% due 01/25/2037 •	9,058	3,752
5.990% due 03/25/2036 •	1,081	973
Countrywide Asset-Backed Certificates Trust
5.610% due 07/25/2037 ~	309	305
5.910% due 09/25/2047 •	263	254
5.930% due 05/25/2037 •	2,255	2,069
5.950% due 03/25/2036 •	1,012	920
6.210% due 08/25/2047 •	1,999	1,909
CQS U.S. CLO Ltd. 7.266% due 07/20/2031	24,208	24,275
Credit-Based Asset Servicing & Securitization Trust 5.770% due 11/25/2036 •	1,091	484
Crestline Denali CLO Ltd. 6.707% due 04/20/2030 •	9,236	9,229
ECAF Ltd.
3.473% due 06/15/2040	218	139
4.947% due 06/15/2040	4,769	3,124
Ellington Loan Acquisition Trust 6.570% due 05/25/2037 •	3,235	3,118
Elmwood CLO Ltd. 7.044% due 12/11/2033	22,100	22,090
Fremont Home Loan Trust
5.620% due 01/25/2037 •	1,403	637
5.810% due 02/25/2037 •	1,746	586
GSAA Home Equity Trust
4.038% due 03/25/2036 ~	1,098	457
5.770% due 07/25/2036 •	49,449	10,564
5.790% due 05/25/2036 •	32,606	8,171
5.980% due 01/25/2036 •	7,963	6,855
GSAMP Trust
5.630% due 01/25/2037 •	2,743	1,582
5.640% due 01/25/2037 •	6,346	6,151
5.750% due 09/25/2036 •	70,082	24,921
Home Equity Loan Trust 5.810% due 04/25/2037 •	3,100	2,583
Home Equity Mortgage Loan Asset-Backed Trust 6.220% due 10/25/2035 •	2,526	2,468
JP Morgan Mortgage Acquisition Trust
4.258% due 07/25/2036 •	8,826	8,029
6.080% due 08/25/2036 þ	1,277	733
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	2,163	1,823
KKR CLO Ltd. 6.945% due 04/15/2029 •	9,209	9,203
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	7,998	6,838
LCCM Trust 6.676% due 12/13/2038 •	8,557	8,282
Lehman XS Trust 4.555% due 06/25/2036 «•	77	79
Long Beach Mortgage Loan Trust
5.790% due 09/25/2036 •	13,231	3,690
5.830% due 03/25/2046 •	4,414	3,537
5.950% due 09/25/2036 ~	4,185	1,173
MAPS Ltd. 4.212% due 05/15/2043	2,661	2,388
MASTR Asset-Backed Securities Trust
5.950% due 03/25/2036 •	2,210	1,358
6.190% due 12/25/2034 •	7,282	6,780
6.220% due 10/25/2035 •	1,027	961
Merrill Lynch Mortgage Investors Trust
4.297% due 02/25/2037 þ	10,488	1,377
5.730% due 03/25/2037 •	5,939	5,289
6.220% due 09/25/2035 •	809	784
6.370% due 02/25/2047 •	4,739	2,797
METAL LLC 4.581% due 10/15/2042	6,801	4,217
MF1 LLC 7.991% due 09/17/2037 •	10,500	10,519
MF1 Ltd. 6.706% due 02/19/2037 •	13,000	12,791
Morgan Stanley ABS Capital, Inc. Trust
5.610% due 10/25/2036 ~	959	414
5.620% due 11/25/2036 •	1,385	789
5.620% due 12/25/2036 •	678	345
5.620% due 02/25/2037 •	3,655	1,732
5.650% due 02/25/2037 •	11,181	3,628
5.670% due 02/25/2037 ~	479	227
5.690% due 10/25/2036 •	1,048	453

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.700% due 02/25/2037 •		4,261	1,384
5.970% due 08/25/2036 ~		5,768	2,993
6.090% due 12/25/2035 •		285	275
6.720% due 07/25/2037 •		2,100	1,769
Morgan Stanley Home Equity Loan Trust
5.570% due 04/25/2037 •		211	110
5.820% due 04/25/2037 •		1,007	526
Neuberger Berman Loan Advisers CLO Ltd. 6.957% due 10/24/2032		11,100	11,097
New Century Home Equity Loan Trust
5.790% due 08/25/2036 •		5,941	5,720
6.175% due 02/25/2036 •		6,100	5,237
NovaStar Mortgage Funding Trust
5.620% due 03/25/2037 •		1,069	360
5.890% due 01/25/2037 •		4,284	1,513
5.970% due 10/25/2036 •		1,084	576
Octagon Investment Partners Ltd. 6.628% due 07/19/2030		8,728	8,717
Option One Mortgage Loan Trust 5.610% due 01/25/2037 •		3,780	2,144
OZLM Ltd. 6.727% due 04/20/2031 •		6,281	6,281
Palmer Square European Loan Funding DAC 4.745% due 04/15/2031 •	EUR	1,543	1,679
Palmer Square Loan Funding Ltd. 6.477% due 07/20/2029 •		$16,893	16,844
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.205% due 08/25/2035 •		3,744	3,643
PFP Ltd. 7.636% due 08/19/2035 •		20,100	20,203
RBSSP Resecuritization Trust 5.615% due 11/26/2036 •		179	176
Ready Capital Mortgage Financing LLC
6.420% due 07/25/2036 ~		3,276	3,240
7.730% due 10/25/2039 •		5,326	5,356
7.908% due 10/25/2039 •		18,887	19,046
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 þ		10,498	4,474
Residential Asset Mortgage Products Trust 5.930% due 12/25/2035 •		7,230	5,980
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		2,815	2,510
Securitized Asset-Backed Receivables LLC Trust 5.970% due 03/25/2036 •		1,215	744
Specialty Underwriting & Residential Finance Trust
4.074% due 02/25/2037 þ		1,431	518
5.740% due 04/25/2037 ~		759	525
5.770% due 06/25/2037 ~		500	288
Start Ltd. 4.089% due 03/15/2044		1,889	1,717
Structured Asset Investment Loan Trust
5.620% due 09/25/2036 •		132	128
5.790% due 05/25/2036 «•		5	5
Structured Asset Securities Corp. Mortgage Loan Trust 5.970% due 11/25/2037 •		8,000	7,026
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		4,370	3,871
Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		11,300	11,527
5.169% due 04/01/2041		7,600	7,868
Thunderbolt Aircraft Lease Ltd. 4.212% due 05/17/2032 þ		1,307	1,212
Venture CLO Ltd. 6.807% due 04/20/2032 •		4,000	3,989
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		17,600	16,512
Vibrant CLO Ltd. 6.797% due 07/20/2032 •		3,100	3,078
Voya CLO Ltd. 6.655% due 10/15/2030 •		2,999	2,993
Wellfleet CLO Ltd.
6.847% due 07/20/2032 •		2,896	2,887
6.855% due 07/15/2034 •		8,000	7,968

Total Asset-Backed Securities (Cost $693,997)			631,446

SOVEREIGN ISSUES 3.0%
Argentina Government International Bond
1.000% due 07/09/2029		233	93
3.500% due 07/09/2041 þ		9,535	3,257
3.625% due 07/09/2046 þ		1,610	558
Australia Government International Bond 1.000% due 11/21/2031	AUD	43,650	23,996
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (g)	BRL	442,600	86,706

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Canada Housing Trust 1.950% due 12/15/2025	CAD	59,800	43,441
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,600	11,884
Export-Import Bank of India 3.250% due 01/15/2030		6,000	5,490
Kuwait International Government Bond 3.500% due 03/20/2027		14,500	14,182
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	499,012	25,949
3.000% due 12/03/2026 (h)		111,858	6,119
3.771% due 05/24/2061		$3,350	2,282
4.000% due 11/30/2028 (h)	MXN	290,624	16,737
Qatar Government International Bond 4.400% due 04/16/2050		$5,300	4,896
Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	5,103
2.125% due 03/07/2028		5,000	5,021
2.875% due 04/13/2042		2,300	1,725
3.750% due 02/07/2034		500	476
Russia Government International Bond
5.250% due 06/23/2047 ^(d)		$2,200	781
5.625% due 04/04/2042 ^(d)		1,800	1,210
5.875% due 09/16/2043 ^(d)		400	253
7.500% due 03/31/2030 ^(d)		99	65
Saudi Government International Bond
2.250% due 02/02/2033		14,100	11,706
5.000% due 01/18/2053		14,000	13,219
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,327,000	75,944
Ukraine Government International Bond 7.750% due 09/01/2024		$6,300	1,934

Total Sovereign Issues (Cost $407,324)			363,027

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (e)		441,790	0
Urbi Desarrollos Urbanos SAB de CV (e)		7,056	3

			3

ENERGY 0.0%
Constellation Oil 'B' «(e)(k)		2,022,200	219

INDUSTRIALS 0.1%
Drillco Holding Lux SA «(e)		88	2
Drillco Holding Lux SA «(e)(k)		184,946	4,593
Forsea Holding SA «(e)		9	0
Westmoreland Mining Holdings «(e)(k)		47,724	191
Westmoreland Mining LLC «(e)(k)		48,144	169

			4,955

MATERIALS 0.0%
Petra Diamonds Ltd. (e)		1,042,150	930

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)		889,838	0
Sunac Services Holdings Ltd.		8,663,421	2,075

			2,075

Total Common Stocks (Cost $20,378)			8,182

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(k)		3	0

FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		4,263	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		11,865	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Warrants (Cost $591)		0

CONVERTIBLE PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Wells Fargo & Co. 7.500%	7,750	9,266

Total Convertible Preferred Securities (Cost $5,523)		9,266

PREFERRED SECURITIES 5.0%
BANKING & FINANCE 0.2%
Goldman Sachs Group, Inc. 7.500% due 02/10/2029 (i)	9,300,000	9,717
Wells Fargo & Co. 7.625% due 09/15/2028 (i)	10,000,000	10,488

		20,205

ENERGY 0.3%
Energy Transfer LP 7.600% (US0003M + 5.161%) due 05/15/2024 ~(i)	1,267,000	31,422

FINANCIALS 4.3%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 «~(i)	30,000	3,009
American AgCredit Corp. 5.250% due 06/15/2026 •(i)	14,000,000	12,856
Bank of America Corp.
5.125% due 06/20/2024 •(i)	14,100,000	13,950
5.875% due 03/15/2028 •(i)	58,483,000	56,128
6.250% due 09/05/2024 •(i)	5,200,000	5,171
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(i)	775,000	739
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)	8,000,000	7,320
Capital Farm Credit ACA 5.000% due 03/15/2026 •(i)	35,500,000	32,380
Charles Schwab Corp.
4.000% due 12/01/2030 •(i)	38,500,000	30,558
5.000% due 12/01/2027 •(i)	7,950,000	6,713
Citigroup, Inc.
3.875% due 02/18/2026 •(i)	22,000,000	19,525
4.150% due 11/15/2026 •(i)	6,700,000	5,778
4.700% due 01/30/2025 •(i)	9,000,000	8,399
5.000% due 09/12/2024 •(i)	42,700,000	41,556
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(i)	12,000,000	9,488
5.650% due 10/06/2025 •(i)	2,520,000	2,395
CoBank ACB
4.250% due 01/01/2027 •(i)	7,900,000	6,316
6.200% (US0003M + 3.744%) due 01/01/2025 ~(i)	106,000	10,301
6.250% due 10/01/2026 •(i)	9,300,000	9,068
6.450% due 10/01/2027 •(i)	5,000,000	4,899
Discover Financial Services 6.125% due 06/23/2025 •(i)	17,000,000	16,466
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(i)	3,000,000	2,701
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(i)	9,000,000	8,089
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(i)	16,000,000	14,705
4.000% due 04/01/2025 •(i)	35,600,000	33,627
4.600% due 02/01/2025 •(i)	9,800,000	9,461
4.625% due 06/01/2026 (i)	327,000	6,828
5.000% due 08/01/2024 •(i)	52,120,000	51,404
6.100% due 10/01/2024 •(i)	1,100,000	1,098
6.125% due 04/30/2024 •(i)	935,000	933
6.750% due 02/01/2024 •(i)	790,000	790
8.889% due 02/01/2024 •(i)	606,000	609
MetLife Capital Trust 7.875% due 12/15/2067	2,000,000	2,153
Morgan Stanley
5.875% due 09/15/2026 •(i)	3,000,000	2,867
6.500% due 10/15/2027 (i)	389,400	10,191
8.806% (TSFR3M + 3.422%) due 12/15/2025 ~(i)	10,280,000	10,541
Nationwide Building Society 10.250% ~	64,034	10,634
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(i)	7,900,000	6,365
6.000% due 05/15/2027 •(i)	9,100,000	8,661

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

6.250% due 03/15/2030 •(i)		7,500,000	7,012
SBL Holdings, Inc. 7.000% due 05/13/2025 •(i)		3,550,000	2,363
SVB Financial Group 4.250% due 11/15/2026 ^(d)(i)		10,000,000	125
Truist Financial Corp. 5.100% due 03/01/2030 •(i)		6,900,000	6,302
U.S. Bancorp 5.300% due 04/15/2027 •(i)		6,245,000	5,605
Wells Fargo & Co.
3.900% due 03/15/2026 •(i)		5,300,000	4,902
4.250% due 09/15/2026 (i)		678,800	12,069
5.875% due 06/15/2025 •(i)		475,000	471

			523,521

INDUSTRIALS 0.1%
Energy Transfer LP 6.750% due 05/15/2025 •(i)		15,100,000	14,520
Land O' Lakes, Inc. 7.000% due 09/18/2028 (i)		4,600,000	3,482

			18,002

UTILITIES 0.1%
Dominion Energy, Inc. 4.650% due 12/15/2024 •(i)		5,100,000	4,871
Edison International 5.000% due 12/15/2026 •(i)		4,500,000	4,229
Sempra 4.875% due 10/15/2025 •(i)		7,300,000	7,153

			16,253

Total Preferred Securities (Cost $665,644)			609,403

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
Welltower, Inc.		74,398	6,709

Total Real Estate Investment Trusts (Cost $4,200)			6,709

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (l) 0.1%			12,413

SHORT-TERM NOTES 0.1%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	131,838	139
BGC Group, Inc. 3.750% due 10/01/2024		$10,000	9,778

			9,917

U.S. TREASURY BILLS 0.0%
5.438% due 01/11/2024 - 02/29/2024 (f)(g)(q)		3,641	3,620

Total Short-Term Instruments (Cost $25,908)			25,950

Total Investments in Securities (Cost $15,657,890)			14,457,142

		SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III		27,055,696	263,171

Total Short-Term Instruments (Cost $263,133)			263,171

Total Investments in Affiliates (Cost $263,133)			263,171

Total Investments 120.6% (Cost $15,921,023)			$14,720,313
Financial Derivative Instruments (n)(p) (0.0)%(Cost or Premiums, net $28,144)			(3,261)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Other Assets and Liabilities, net (20.6)%	(2,511,540)

Net Assets 100.0%	$12,205,512

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$219	$219	0.00%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	30,800	28,888	0.24
Drillco Holding Lux SA	06/08/2023	3,699	4,593	0.04
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	13,902	9,604	0.08
Oracle Corp. 2.300% due 03/25/2028	10/04/2023	2,776	2,918	0.03
Oracle Corp. 2.875% due 03/25/2031	03/22/2021 - 06/22/2023	13,764	13,206	0.11
Oracle Corp. 3.950% due 03/25/2051	06/20/2023	4,004	4,158	0.03
Oracle Corp. 4.100% due 03/25/2061	03/24/2021 - 07/08/2021	18,050	12,676	0.10
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,552	0.05
Westmoreland Mining Holdings	12/08/2014	1,393	191	0.00
Westmoreland Mining LLC	06/30/2023	319	169	0.00

$94,926	$83,174	0.68%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$12,413	U.S. Treasury Notes 4.875% due 11/30/2025	$(12,661)	$12,413	$12,416

Total Repurchase Agreements	$(12,661)	$12,413	$12,416

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

NOM	4.250%	11/16/2023	TBD(3)	$(434)	$(436)

Total Reverse Repurchase Agreements	$(436)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

BCY	5.490%	12/22/2023	01/04/2024	$(1,016)	$(1,018)
5.510	12/22/2023	01/11/2024	(4,864)	(4,872)
UBS	5.470	11/14/2023	01/10/2024	(417,830)	(420,973)
5.470	11/21/2023	01/10/2024	(2,811)	(2,829)
5.470	11/24/2023	01/10/2024	(19,079)	(19,192)
5.470	12/22/2023	01/10/2024	(8,711)	(8,726)
5.480	10/12/2023	01/12/2024	(535,699)	(542,437)
5.480	11/20/2023	01/23/2024	(234,418)	(235,952)
5.480	12/05/2023	02/07/2024	(215,531)	(216,450)
5.480	12/22/2023	01/12/2024	(2,904)	(2,909)
5.480	12/22/2023	02/07/2024	(10,163)	(10,180)
5.500	12/22/2023	02/02/2024	(508)	(509)

Total Sale-Buyback Transactions	$(1,466,047)

(m)	Securities with an aggregate market value of $1,554,142 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,187,496) at a weighted average interest rate of 5.256%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(3,372) of deferred price drop.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2024	1,563	$170,013	$3,874	$134	$0
U.S. Treasury 10-Year Note March Futures	03/2024	636	71,798	2,439	0	0

$6,313	$134	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond March Futures	03/2024	84	$(87,402)	$(703)	$203	$(131)

Total Futures Contracts	$5,610	$337	$(131)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.146%	$4,400	$(154)	$98	$(56)	$0	$0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.240	17,700	(80)	10	(70)	0	(2)

$(234)	$108	$(126)	$0	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.550%	$6,100	$1,207	$(681)	$526	$3	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.681	2,100	430	(213)	217	0	0
AES Corp.	5.000	Quarterly	12/20/2028	1.222	5,000	621	224	845	2	0
Airbus SE	1.000	Quarterly	12/20/2028	0.484	EUR	2,800	21	55	76	2	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

American International Group, Inc.	1.000	Quarterly	12/20/2026	0.416		$3,900	83	(18)	65	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.498		10,500	(63)	260	197	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.473		4,300	71	(48)	23	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.608		32,200	550	(242)	308	0	(6)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750		23,700	(85)	334	249	0	(8)
Atlantia SPA	1.000	Quarterly	12/20/2025	0.746	EUR	5,800	(262)	295	33	4	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.042		$10,000	264	(239)	25	1	0
Boeing Co.	1.000	Quarterly	12/20/2025	0.361		2,400	(39)	69	30	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.444		3,100	(16)	65	49	1	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.296	EUR	10,800	256	(90)	166	2	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.207		16,400	309	(163)	146	2	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.686		15,500	(48)	281	233	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.757		1,700	(4)	26	22	1	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.809		1,900	375	37	412	5	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.645		$2,800	(12)	41	29	1	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.289		7,400	64	(11)	53	0	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.463		2,200	18	16	34	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.635		7,400	854	(531)	323	3	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.145		7,200	77	(45)	32	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.181		23,900	190	7	197	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286		8,500	58	88	146	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.313		900	10	8	18	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919		5,280	945	(337)	608	4	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345		14,790	1,941	252	2,193	2	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.381		6,900	(53)	156	103	0	(4)
Hess Corp.	1.000	Quarterly	12/20/2026	0.425		4,800	(49)	128	79	0	(1)
Lennar Corp.	5.000	Quarterly	12/20/2026	0.523		2,900	598	(229)	369	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.342		5,500	138	(101)	37	1	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.096		2,200	60	(3)	57	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.483		9,800	223	(100)	123	0	(4)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.357		19,500	487	(359)	128	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.237	EUR	34,500	(1,657)	1,809	152	0	(2)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.358		12,600	(761)	852	91	2	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.623		$1,500	(5)	21	16	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.588		3,800	655	36	691	0	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.616	EUR	7,000	85	43	128	0	(2)
Tesco PLC	1.000	Quarterly	12/20/2024	0.142		13,800	304	(172)	132	1	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.476		5,350	9	110	119	1	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.544		4,100	5	84	89	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451		$46,100	141	118	259	5	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.561		2,500	57	(30)	27	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.580		6,200	149	(74)	75	1	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.650		400	(7)	12	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.700		8,300	(22)	126	104	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739		2,000	(5)	29	24	1	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.164	EUR	3,600	96	(79)	17	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933		8,900	61	(30)	31	3	0

							$8,324	$1,787	$10,111	$56	$(28)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-31 5-Year Index		1.000%	Quarterly	06/20/2024		$1,032	$2	$2	$4	$0	$0
CDX.IG-39 5-Year Index		1.000	Quarterly	12/20/2027		1,200	7	16	23	0	0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028		10,800	156	65	221	0	(3)
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		966,500	12,196	6,906	19,102	0	(250)
iTraxx Crossover 40 5-Year Index		5.000	Quarterly	12/20/2028	EUR	33,200	1,290	1,696	2,986	110	0
iTraxx Europe Main 40 5-Year Index		1.000	Quarterly	12/20/2028		580,000	6,815	5,852	12,667	244	0

							$20,466	$14,537	$35,003	$354	$(253)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	3,500	$(19)	$390	$371	$0	$(37)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		15,700	(784)	(2,612)	(3,396)	479	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(1,028)	1,224	196	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		4,094,400	(1,449)	1,550	101	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043		4,780,000	693	1,036	1,729	194	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$136,500	3,607	1,341	4,948	58	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		27,100	(58)	(48)	(106)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		5,700	(24)	(154)	(178)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		10,500	(45)	(301)	(346)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		5,300	(23)	(104)	(127)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		5,300	(23)	(131)	(154)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		5,100	(23)	(71)	(94)	0	(94)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	14,200	(27)	(309)	(336)	53	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		12,700	(24)	(257)	(281)	48	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		7,800	(13)	(191)	(204)	31	0
Receive(6)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		8,500	(16)	(127)	(143)	0	(143)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		2,400	(10)	(133)	(143)	27	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		6,400	(24)	(321)	(345)	73	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		8,700	(33)	(374)	(407)	99	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		10,600	(40)	(438)	(478)	121	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		9,600	(35)	(326)	(361)	110	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033	6,200	(21)	(227)	(248)	72	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	89,200	(683)	2,336	1,653	71	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	113,600	(617)	2,632	2,015	95	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	26,700	(201)	(1,612)	(1,813)	0	(43)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	69,200	(252)	(3,439)	(3,691)	0	(110)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	31,400	(118)	(1,541)	(1,659)	0	(51)
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028	1,100	(2)	(38)	(40)	4	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	6,600	(31)	(435)	(466)	74	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	6,600	(26)	(377)	(403)	74	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	3,900	(17)	(272)	(289)	44	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	7,600	(33)	(550)	(583)	86	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	66,010	6,583	29,817	36,400	1,254	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	53,400	1,595	(7,150)	(5,555)	1,507	0
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	365,300	(4,885)	4,177	(708)	168	0

$1,894	$22,965	$24,859	$4,774	$(478)

Total Swap Agreements	$30,450	$39,397	$69,847	$5,184	$(761)

(o)

Securities with an aggregate market value of $121,599 and cash of $14,798 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	$20,984	AUD	31,678	$607	$0
03/2024	CNH	691	$96	0	(2)
BOA	01/2024	GBP	3,006	3,818	0	(14)
01/2024	$27,953	JPY	4,124,946	1,321	0
01/2024	4,310	NOK	45,821	201	0
02/2024	147	CNY	1,039	0	0
03/2024	CNH	626	$86	0	(2)
03/2024	IDR	5,309,583	335	0	(10)
03/2024	$4,430	INR	370,701	9	0
BPS	01/2024	DKK	54,051	$7,973	0	(34)
01/2024	GBP	11,460	14,537	0	(72)
01/2024	$1,051	AUD	1,598	39	0
01/2024	11,685	BRL	57,234	98	0
01/2024	1,743	CAD	2,370	46	0
01/2024	ZAR	355,872	$19,197	0	(232)
02/2024	$261	CNY	1,853	1	0
03/2024	2,578	IDR	39,727,192	2	0
03/2024	15,394	INR	1,287,616	25	0
BRC	01/2024	AUD	45,770	$30,350	0	(846)
01/2024	EUR	206,654	227,274	0	(914)
01/2024	$161	ZAR	3,095	8	0
02/2024	1,445	TRY	44,076	0	(7)
03/2024	10	THB	357	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

03/2024	7,326	TRY	230,055	0	(74)
04/2024	7,837	252,525	0	(98)
BSH	01/2024	BRL	425,000	$85,276	0	(2,215)
01/2024	$56,784	BRL	281,100	1,084	0
07/2024	BRL	295,400	$58,507	0	(1,238)
CBK	01/2024	CHF	136	156	0	(6)
01/2024	MXN	649,878	36,316	0	(1,785)
01/2024	$3,304	AUD	4,872	22	(6)
01/2024	42,802	BRL	208,405	100	0
01/2024	1,438	CAD	1,952	36	0
01/2024	528	NOK	5,645	28	0
01/2024	ZAR	179,106	$9,415	0	(365)
03/2024	PEN	8,861	2,353	0	(36)
04/2024	BRL	210,515	42,802	0	(178)
DUB	01/2024	ZAR	153	8	0	0
GLM	01/2024	BRL	181,000	35,726	0	(1,535)
01/2024	CAD	174,524	128,425	0	(3,301)
01/2024	DKK	71,607	10,563	0	(45)
01/2024	MXN	187,528	10,691	0	(304)
01/2024	$11,632	BRL	59,141	543	0
01/2024	777	MXN	13,540	17	0
02/2024	36,698	BRL	177,543	0	(208)
03/2024	3,516	IDR	53,992,909	0	(10)
03/2024	1,599	TRY	50,205	0	(14)
JPM	01/2024	BRL	146,585	$30,368	191	0
01/2024	$30,257	BRL	147,200	46	0
01/2024	159	CHF	136	3	0
03/2024	CNH	1,425	$198	0	(4)
03/2024	$66	IDR	1,018,264	0	0
03/2024	4,616	INR	385,934	5	0
04/2024	30,368	BRL	148,064	0	(137)
07/2024	BRL	147,200	$29,631	0	(140)
MBC	01/2024	GBP	1,290	1,629	0	(15)
01/2024	JPY	365,700	2,558	0	(37)
01/2024	$8,556	AUD	12,903	239	0
01/2024	ZAR	673,419	$35,236	0	(1,535)
03/2024	$81	IDR	1,240,246	0	0
MYI	01/2024	CAD	16,759	$12,710	62	0
01/2024	$10,628	JPY	1,566,924	492	0
01/2024	3,807	ZAR	69,931	12	0
02/2024	153	CNY	1,085	0	0
03/2024	CNH	659	$91	0	(2)
03/2024	$27,610	IDR	424,851,876	0	(19)
RBC	04/2024	MXN	273	$15	0	0
SCX	01/2024	$347	ZAR	6,583	12	0
03/2024	CNH	647	$89	0	(2)
03/2024	$2,269	IDR	34,766,276	0	(11)
03/2024	10,047	INR	840,225	15	0
03/2024	23,832	THB	823,743	462	0
TOR	01/2024	17,567	JPY	2,576,822	720	0
UAG	01/2024	GBP	62,266	$78,799	0	(571)
01/2024	$6,920	AUD	10,430	189	0
01/2024	24,403	NOK	260,316	1,223	0
01/2024	ZAR	254,541	$13,335	0	(562)

Total Forward Foreign Currency Contracts	$7,858	$(16,586)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600%	12/13/2024	80,400	$913	$558
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.975	05/29/2024	140,000	154	53

Total Purchased Options	$1,067	$611

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	3,200	$(13)	$(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	3,200	(13)	(6)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	5,300	(24)	(39)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	5,300	(24)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	10,600	(48)	(133)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	10,600	(48)	(3)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	10,600	(44)	(34)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	10,600	(43)	(31)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	7,400	(27)	(83)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	7,400	(27)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	4,800	(19)	(14)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	4,800	(19)	(14)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	5,800	(27)	(42)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	5,800	(27)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	5,700	(24)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	5,700	(25)	(73)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	5,700	(24)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	5,700	(25)	(1)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.195	05/29/2024	70,000	(154)	(259)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	10,200	(46)	(165)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	10,300	(53)	(109)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	10,300	(52)	(132)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	10,300	(53)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	10,300	(52)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	10,400	(44)	(35)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	10,400	(44)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	5,100	(21)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	5,100	(21)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	10,100	(41)	(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	10,100	(41)	(33)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	11,800	(27)	(41)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	11,800	(27)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	5,800	(27)	(91)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	5,800	(27)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	5,700	(28)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	5,700	(28)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	5,400	(22)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	5,400	(22)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	5,500	(24)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	5,500	(24)	(28)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	10,000	(36)	(158)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	10,000	(36)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	7,400	(30)	(57)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	7,400	(30)	(5)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	10,900	(51)	(196)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	10,900	(51)	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	10,700	(52)	(61)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	5,300	(25)	(35)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	10,700	(52)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	5,300	(25)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	5,700	(26)	(90)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	5,700	(26)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	7,300	(31)	(19)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	7,300	(31)	(13)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	5,600	(27)	(28)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	5,600	(27)	(10)

$(1,935)	$(2,243)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	11,800	$(46)	$(134)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.094	02/06/2024	9,700	(39)	(78)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	99.227	02/06/2024	6,000	(33)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	6,000	(23)	(43)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.406	01/09/2024	38,000	(172)	(270)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	12,000	(66)	(54)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	12,000	(62)	(65)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	5,800	(15)	(4)

$(456)	$(652)

Total Written Options	$(2,391)	$(2,895)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.410%	$6,000	$131	$(62)	$69	$0
Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.238	11,600	(87)	176	89	0
South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.413	1,000	(38)	44	6	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.279	4,900	(85)	121	36	0
Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.576	800	(32)	40	8	0
Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.134	1,100	(11)	16	5	0
Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.212	3,100	12	13	25	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.235	4,200	(4)	52	48	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.279	4,800	(75)	110	35	0
Equinix, Inc.	5.000	Quarterly	06/20/2027	1.349	5,800	811	(126)	685	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	7,000	(58)	117	59	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.563	2,600	(11)	49	38	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.235	4,200	(5)	53	48	0
South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.413	9,600	(385)	443	58	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.201	1,500	(44)	50	6	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.106	6,650	(89)	120	31	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.080	2,000	(45)	44	0	(1)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.364	3,800	(30)	88	58	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.171	11,300	155	(107)	48	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.292	5,800	80	(38)	42	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.235	5,600	(1)	64	63	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.838	12,100	(749)	817	68	0
Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.351	6,000	0	58	58	0
Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.110	11,800	230	(125)	105	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	5,800	(51)	100	49	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.252	600	(8)	17	9	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.438	9,700	27	130	157	0
Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.151	6,600	(320)	403	83	0
Post Holdings, Inc. «	1.900	Quarterly	12/20/2025	0.028	10,000	0	283	283	0

$(682)	$2,950	$2,269	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,200	$(36)	$36	$0	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	124	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(46)	46	0	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/18/2059	1,200	(34)	34	0	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	(18)	0	(26)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/18/2059	1,800	(52)	52	0	0

$(300)	$274	$0	$(26)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$776	$776	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	542,784	4.580% (1-Month USD-LIBOR less a specified spread)	Monthly	06/28/2024	$60,064	$0	$104	$104	$0

Total Swap Agreements	$(982)	$4,104	$3,149	$(27)

(q)

Securities with an aggregate market value of $18,134 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$86,661	$33,527	$120,188
Corporate Bonds & Notes
Banking & Finance	0	3,910,222	10,741	3,920,963
Industrials	0	3,507,537	3,139	3,510,676
Utilities	0	1,162,634	0	1,162,634
Convertible Bonds & Notes
Banking & Finance	0	250	0	250
U.S. Government Agencies	0	1,191,889	2,038	1,193,927
U.S. Treasury Obligations	0	2,562,018	0	2,562,018
Non-Agency Mortgage-Backed Securities	0	331,756	747	332,503
Asset-Backed Securities	0	631,362	84	631,446
Sovereign Issues	0	363,027	0	363,027
Common Stocks
Consumer Discretionary	3	0	0	3
Energy	0	0	219	219
Industrials	0	0	4,955	4,955
Materials	930	0	0	930
Real Estate	2,075	0	0	2,075
Convertible Preferred Securities
Financials	9,266	0	0	9,266
Preferred Securities
Banking & Finance	0	20,205	0	20,205
Energy	31,422	0	0	31,422
Financials	29,088	491,424	3,009	523,521
Industrials	0	18,002	0	18,002
Utilities	0	16,253	0	16,253
Real Estate Investment Trusts
Real Estate	6,709	0	0	6,709
Short-Term Instruments
Repurchase Agreements	0	12,413	0	12,413
Short-Term Notes	0	9,917	0	9,917
U.S. Treasury Bills	0	3,620	0	3,620

	$79,493	$14,319,190	$58,459	$14,457,142
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$263,171	$0	$0	$263,171

Total Investments	$342,664	$14,319,190	$58,459	$14,720,313

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	203	5,318	0	5,521
Over the counter	0	11,335	283	11,618

	$203	$16,653	$283	$17,139
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(131)	(761)	0	(892)
Over the counter	0	(19,508)	0	(19,508)

	$(131)	$(20,269)	$0	$(20,400)

Total Financial Derivative Instruments	$72	$(3,616)	$283	$(3,261)

Totals	$342,736	$14,315,574	$58,742	$14,717,052

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Long Duration Total Return Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 155.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Catalent Pharma Solutions, Inc. TBD% due 02/22/2028		$1,100	$1,103
Citadel Securities LP 7.714% - 7.856% due 07/29/2030		1,900	1,906
Worldpay LLC TBD% due 09/20/2030		3,200	3,218

Total Loan Participations and Assignments (Cost $6,173)			6,227

CORPORATE BONDS & NOTES 42.9%
BANKING & FINANCE 16.4%
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		2,000	2,035
AerCap Ireland Capital DAC
3.300% due 01/30/2032		1,000	871
3.875% due 01/23/2028		2,000	1,908
4.450% due 04/03/2026		600	590
AIB Group PLC 6.608% due 09/13/2029		2,400	2,531
Aircastle Ltd.
2.850% due 01/26/2028		3,200	2,858
4.250% due 06/15/2026		800	773
Alexandria Real Estate Equities, Inc.
3.550% due 03/15/2052		1,780	1,302
4.750% due 04/15/2035		600	582
5.150% due 04/15/2053		1,400	1,353
American Assets Trust LP 3.375% due 02/01/2031		6,500	5,306
American Financial Group, Inc. 4.500% due 06/15/2047		7,400	6,213
American Homes 4 Rent LP
3.625% due 04/15/2032		1,800	1,613
4.250% due 02/15/2028		600	583
American Tower Corp.
1.875% due 10/15/2030		1,740	1,428
2.100% due 06/15/2030		1,550	1,301
2.900% due 01/15/2030		300	267
2.950% due 01/15/2051		2,800	1,869
5.550% due 07/15/2033		3,500	3,624
Antares Holdings LP
2.750% due 01/15/2027		1,800	1,596
3.750% due 07/15/2027		3,900	3,517
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,900	3,747
Ares Finance Co. LLC 3.650% due 02/01/2052		3,100	2,214
Ares Management Corp. 6.375% due 11/10/2028		8,275	8,682
Asian Development Bank 5.820% due 06/16/2028		500	534
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028		1,675	1,760
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,166
6.375% due 07/15/2030		3,500	3,608
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	483
3.950% due 07/01/2024		400	395
4.250% due 04/15/2026		2,600	2,513
Banco BTG Pactual SA 4.500% due 01/10/2025		3,800	3,736
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,000	263
Banco Santander SA
4.175% due 03/24/2028 •		$400	385
6.938% due 11/07/2033		2,800	3,111
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(g)		1,000	985
Bank of America Corp.
5.202% due 04/25/2029		4,300	4,329
5.819% due 09/15/2029		4,300	4,441

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Barclays PLC
2.894% due 11/24/2032 •		4,700	3,855
6.224% due 05/09/2034		5,800	6,019
6.692% due 09/13/2034		2,400	2,567
7.125% due 06/15/2025 •(f)(g)	GBP	200	249
BGC Group, Inc. 8.000% due 05/25/2028		$1,850	1,933
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		2,300	1,811
2.850% due 08/05/2051		2,800	1,777
Blackstone Secured Lending Fund 2.850% due 09/30/2028		230	199
Blue Owl Capital Corp. 2.875% due 06/11/2028		3,800	3,339
Blue Owl Finance LLC
3.125% due 06/10/2031		7,200	5,940
4.125% due 10/07/2051		4,810	3,210
4.375% due 02/15/2032		200	175
BPCE SA 7.003% due 10/19/2034		13,450	14,634
Brookfield Finance LLC 3.450% due 04/15/2050		50	35
Brookfield Finance U.K. PLC 2.340% due 01/30/2032		5,190	4,152
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	4,469
3.625% due 02/15/2052		800	571
4.700% due 09/20/2047		5,600	4,883
CaixaBank SA 6.840% due 09/13/2034		3,900	4,122
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	5,610
CBRE Services, Inc. 5.950% due 08/15/2034		2,600	2,734
CI Financial Corp.
3.200% due 12/17/2030		10	8
4.100% due 06/15/2051		7,500	4,411
CNA Financial Corp. 5.500% due 06/15/2033		1,100	1,135
Community Preservation Corp. 2.867% due 02/01/2030		1,980	1,736
Corporate Office Properties LP
2.000% due 01/15/2029		800	667
2.750% due 04/15/2031		700	567
2.900% due 12/01/2033		400	313
Credit Suisse AG 7.500% due 02/15/2028		3,200	3,507
Crown Castle, Inc.
2.900% due 03/15/2027		1,900	1,778
3.650% due 09/01/2027		400	381
CTR Partnership LP 3.875% due 06/30/2028		100	91
Danske Bank AS
4.375% due 06/12/2028		7,400	7,151
6.259% due 09/22/2026		3,000	3,054
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	100	96
2.129% due 11/24/2026 •(h)		$400	375
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		5,000	3,988
East Lane Re Ltd. 14.582% due 03/31/2026		2,100	2,110
EPR Properties
3.750% due 08/15/2029		900	793
4.500% due 06/01/2027		600	567
4.950% due 04/15/2028		600	570
Equinix, Inc. 3.400% due 02/15/2052		1,900	1,394
Equitable Financial Life Global Funding 5.500% due 12/02/2025		1,500	1,502
Equitable Holdings, Inc.
5.000% due 04/20/2048		5,000	4,652
5.594% due 01/11/2033		1,500	1,542
Extra Space Storage LP 2.350% due 03/15/2032		400	326
Farmers Insurance Exchange 4.747% due 11/01/2057 •		3,300	2,545
Federal Realty OP LP 5.375% due 05/01/2028		2,600	2,631
Fish Pond Re Ltd. 9.332% due 01/08/2027 «(b)		2,700	2,702
FMR LLC 5.150% due 02/01/2043		11,300	10,568
Ford Motor Credit Co. LLC
6.800% due 05/12/2028		5,900	6,166
6.950% due 06/10/2026		1,700	1,745

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Freedom Mortgage Corp. 12.000% due 10/01/2028	2,300	2,514
FS KKR Capital Corp.
1.650% due 10/12/2024	2,400	2,316
3.125% due 10/12/2028	1,800	1,570
3.250% due 07/15/2027	2,200	2,003
GA Global Funding Trust
1.950% due 09/15/2028	1,400	1,198
2.250% due 01/06/2027	1,600	1,454
2.900% due 01/06/2032	1,600	1,311
Global Atlantic Fin Co. 3.125% due 06/15/2031	1,500	1,230
GLP Capital LP 5.300% due 01/15/2029	2,100	2,089
Goldman Sachs Group, Inc. 2.615% due 04/22/2032 •	6,000	5,038
Golub Capital BDC, Inc. 7.050% due 12/05/2028	2,800	2,938
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	7,400	6,330
Highwoods Realty LP 2.600% due 02/01/2031	700	545
HSBC Holdings PLC
2.871% due 11/22/2032 •	4,400	3,658
4.583% due 06/19/2029 •	700	679
5.887% due 08/14/2027	4,000	4,057
6.254% due 03/09/2034 •	2,600	2,765
6.332% due 03/09/2044 •	1,300	1,403
7.390% due 11/03/2028 •	2,200	2,359
Hudson Pacific Properties LP 3.950% due 11/01/2027	600	503
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032	2,200	1,977
ING Groep NV 6.114% due 09/11/2034	9,300	9,766
Intercontinental Exchange, Inc. 3.000% due 09/15/2060	4,000	2,709
Intesa Sanpaolo SpA
7.200% due 11/28/2033	1,900	2,027
7.778% due 06/20/2054	2,000	2,065
8.248% due 11/21/2033 •	4,800	5,213
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030	3,100	3,128
Israel Discount Bank 5.375% due 01/26/2028	2,900	2,822
JAB Holdings BV
3.750% due 05/28/2051	2,750	1,874
4.500% due 04/08/2052	300	235
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	2,150	2,278
KBC Group NV
5.796% due 01/19/2029 •	1,300	1,323
6.324% due 09/21/2034	1,700	1,798
Kilroy Realty LP 2.650% due 11/15/2033	200	152
KKR Group Finance Co. LLC 3.250% due 12/15/2051	2,500	1,728
Lazard Group LLC 4.375% due 03/11/2029	1,800	1,744
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(c)	1,200	2
Lloyds Banking Group PLC
4.550% due 08/16/2028	200	197
5.985% due 08/07/2027	2,700	2,749
LPL Holdings, Inc. 6.750% due 11/17/2028	2,550	2,720
Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •	5,500	4,617
2.852% due 01/19/2033 •	800	686
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •	4,300	3,582
5.748% due 07/06/2034	5,500	5,694
5.778% due 07/06/2029	2,200	2,265
Morgan Stanley 0.000% due 04/02/2032 þ(h)	3,700	2,249
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	800	771
Nasdaq, Inc.
3.950% due 03/07/2052	120	95
5.950% due 08/15/2053	900	968
National Health Investors, Inc. 3.000% due 02/01/2031	460	368
National Securities Clearing Corp. 5.000% due 05/30/2028	200	204
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031	5,700	5,323

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Nationwide Building Society 6.557% due 10/18/2027	7,000	7,250
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	4,000	3,177
NatWest Group PLC 4.892% due 05/18/2029 •	7,300	7,175
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	8,100	7,288
2.000% due 03/09/2026	450	414
2.450% due 09/15/2028	170	146
Nomura Holdings, Inc.
1.653% due 07/14/2026	3,400	3,110
2.172% due 07/14/2028	2,800	2,462
2.608% due 07/14/2031	1,200	998
2.710% due 01/22/2029	1,000	886
2.999% due 01/22/2032	1,700	1,434
3.103% due 01/16/2030	1,200	1,061
Oaktree Strategic Credit Fund 8.400% due 11/14/2028	3,000	3,163
Omega Healthcare Investors, Inc. 3.250% due 04/15/2033	2,000	1,616
OneMain Finance Corp. 3.500% due 01/15/2027	1,990	1,843
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	7,260	7,183
Popular, Inc. 7.250% due 03/13/2028	2,400	2,472
Protective Life Corp. 4.300% due 09/30/2028	3,800	3,696
Reinsurance Group of America, Inc. 6.000% due 09/15/2033	2,100	2,204
RGA Global Funding 6.000% due 11/21/2028	3,500	3,634
Santander Holdings USA, Inc. 7.660% due 11/09/2031	1,700	1,842
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	2,600	2,371
2.896% due 03/15/2032 •	200	171
6.534% due 01/10/2029 •	900	932
6.833% due 11/21/2026 •	6,000	6,115
Simon Property Group LP 6.250% due 01/15/2034	600	653
Standard Chartered PLC 6.296% due 07/06/2034	7,900	8,302
Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027	300	281
Swedbank AB 6.136% due 09/12/2026	5,300	5,409
Synchrony Financial 2.875% due 10/28/2031	430	345
Trust Fibra Uno 4.869% due 01/15/2030	600	544
UBS AG 5.650% due 09/11/2028	2,900	3,009
UBS Group AG
1.305% due 02/02/2027 •	3,700	3,396
1.494% due 08/10/2027 •	6,600	5,967
2.593% due 09/11/2025 •	2,400	2,349
3.091% due 05/14/2032 •	7,500	6,391
4.703% due 08/05/2027 •	2,200	2,170
4.751% due 05/12/2028 •	800	788
4.988% due 08/05/2033 •	1,700	1,645
6.327% due 12/22/2027	1,200	1,237
UniCredit SpA
2.569% due 09/22/2026 •	1,500	1,411
3.127% due 06/03/2032 •	5,700	4,822
Ursa Re Ltd. 10.832% due 12/07/2026	2,500	2,500
VICI Properties LP 3.875% due 02/15/2029	2,900	2,666
Wells Fargo & Co. 3.196% due 06/17/2027 •	7,800	7,460
Welltower OP LLC 5.125% due 03/15/2043	10,600	9,862
WP Carey, Inc. 2.450% due 02/01/2032	1,000	813

		489,779

INDUSTRIALS 16.3%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036	1,099	887
AEP Transmission Co. LLC
2.750% due 08/15/2051	700	455
3.650% due 04/01/2050	50	39

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Air Canada Pass-Through Trust
3.300% due 07/15/2031	595	535
3.750% due 06/15/2029	255	235
5.250% due 10/01/2030	810	795
Aker BP ASA 3.100% due 07/15/2031	1,600	1,370
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	1,759	1,712
Alibaba Group Holding Ltd. 3.250% due 02/09/2061	4,800	3,023
American Airlines Pass-Through Trust
2.875% due 01/11/2036	95	81
3.000% due 04/15/2030	3,361	3,038
3.250% due 04/15/2030	2,288	2,001
3.700% due 04/01/2028	1,320	1,230
Amgen, Inc.
4.400% due 05/01/2045	6,500	5,778
4.400% due 02/22/2062	1,100	930
4.663% due 06/15/2051	3,779	3,440
5.600% due 03/02/2043	6,400	6,617
Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,130
5.950% due 10/15/2033	2,400	2,447
Axalta Coating Systems LLC 3.375% due 02/15/2029	500	449
Bacardi Ltd. 5.900% due 06/15/2043	5,600	5,671
Baptist Health South Florida Obligated Group 3.115% due 11/15/2071	3,300	1,985
Bayer U.S. Finance LLC 4.700% due 07/15/2064	600	467
Berry Global, Inc.
1.570% due 01/15/2026	1,200	1,115
5.500% due 04/15/2028	2,200	2,226
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	1,490	963
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	280	199
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	1,080	1,018
5.950% due 08/04/2033	2,500	2,644
Boston Scientific Corp. 7.375% due 01/15/2040	12,750	15,446
Bristol-Myers Squibb Co. 3.900% due 03/15/2062	700	547
British Airways Pass-Through Trust
3.300% due 06/15/2034	167	149
3.350% due 12/15/2030	62	56
4.250% due 05/15/2034	300	280
Broadcom, Inc.
2.600% due 02/15/2033	1,300	1,072
3.187% due 11/15/2036	4,270	3,463
3.419% due 04/15/2033	2,800	2,461
3.469% due 04/15/2034	6,550	5,701
3.500% due 02/15/2041	300	238
4.000% due 04/15/2029	1,200	1,159
4.150% due 04/15/2032	2,000	1,887
Cablevision Lightpath LLC 3.875% due 09/15/2027	2,000	1,758
Cameron LNG LLC 3.701% due 01/15/2039	1,400	1,188
Canadian Pacific Railway Co.
3.100% due 12/02/2051	270	195
4.200% due 11/15/2069	1,900	1,578
CDW LLC
2.670% due 12/01/2026	3,200	2,997
3.276% due 12/01/2028	500	459
3.569% due 12/01/2031	2,900	2,576
Cellnex Finance Co. SA 3.875% due 07/07/2041	700	543
CGI, Inc. 2.300% due 09/14/2031	1,600	1,310
Charter Communications Operating LLC
2.300% due 02/01/2032	860	685
3.500% due 06/01/2041	4,000	2,831
3.850% due 04/01/2061	4,120	2,571
3.900% due 06/01/2052	1,770	1,192
3.950% due 06/30/2062	4,500	2,836
4.200% due 03/15/2028	2,200	2,115
4.400% due 12/01/2061	4,000	2,769
4.800% due 03/01/2050	3,400	2,636
5.125% due 07/01/2049	10,900	8,867
5.250% due 04/01/2053	5,300	4,446
5.375% due 04/01/2038	600	542
5.375% due 05/01/2047	2,200	1,873
5.500% due 04/01/2063	2,100	1,755

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

5.750% due 04/01/2048	1,100	978
6.150% due 11/10/2026	3,100	3,170
Cheniere Energy Partners LP 5.950% due 06/30/2033	400	411
Children's Hospital 2.928% due 07/15/2050	3,900	2,582
City of Hope 4.378% due 08/15/2048	1,010	865
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,366
Comcast Corp. 5.350% due 05/15/2053	2,500	2,588
CommonSpirit Health 6.073% due 11/01/2027	1,300	1,339
Constellation Brands, Inc. 4.100% due 02/15/2048	7,000	5,965
Continental Resources, Inc. 5.750% due 01/15/2031	700	697
Continental Wind LLC 6.000% due 02/28/2033	1,190	1,215
Corning, Inc. 5.450% due 11/15/2079	600	580
CoStar Group, Inc. 2.800% due 07/15/2030	1,500	1,277
CSN Resources SA 4.625% due 06/10/2031	4,800	3,929
CVS Health Corp. 5.875% due 06/01/2053	1,500	1,580
CVS Pass-Through Trust 7.507% due 01/10/2032	11,779	12,393
DAE Funding LLC
1.550% due 08/01/2024	200	195
1.625% due 02/15/2024	1,200	1,194
2.625% due 03/20/2025	2,400	2,305
3.375% due 03/20/2028	2,700	2,492
Enbridge, Inc. 5.700% due 03/08/2033	2,150	2,236
Energy Transfer LP
5.300% due 04/15/2047	7,400	6,801
6.050% due 06/01/2041	3,200	3,225
6.250% due 04/15/2049	100	104
6.625% due 10/15/2036	5,200	5,610
7.500% due 07/01/2038	4,135	4,793
Entergy Louisiana LLC
1.600% due 12/15/2030	600	481
2.900% due 03/15/2051	2,100	1,403
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	914
6.450% due 09/01/2040	200	227
Equifax, Inc. 5.100% due 06/01/2028	4,100	4,137
FactSet Research Systems, Inc. 3.450% due 03/01/2032	2,100	1,882
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	5,000	4,096
4.317% due 12/30/2039	1,750	1,280
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031	3,700	2,915
Glencore Funding LLC 5.700% due 05/08/2033	2,000	2,076
Global Payments, Inc. 2.900% due 11/15/2031	4,200	3,595
Graphic Packaging International LLC 3.750% due 02/01/2030	1,000	902
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	1,600	1,671
6.510% due 02/23/2042	600	635
Hackensack Meridian Health, Inc. 4.500% due 07/01/2057	1,340	1,218
HCA, Inc.
3.625% due 03/15/2032	4,000	3,578
4.625% due 03/15/2052	1,000	852
5.125% due 06/15/2039	2,900	2,768
5.250% due 06/15/2049	600	559
5.500% due 06/15/2047	450	434
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031	270	239
Humana, Inc.
3.950% due 08/15/2049	600	493
5.750% due 03/01/2028	2,480	2,578
5.875% due 03/01/2033	3,100	3,304
Imperial Brands Finance PLC 3.500% due 07/26/2026	2,200	2,100
Ingersoll Rand, Inc. 5.700% due 08/14/2033	1,800	1,905

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

JDE Peet's NV 2.250% due 09/24/2031	300	240
Kaiser Aluminum Corp. 4.500% due 06/01/2031	2,200	1,900
Kinder Morgan Energy Partners LP 6.500% due 09/01/2039	400	421
KLA Corp. 3.300% due 03/01/2050	1,200	918
Kraft Heinz Foods Co.
6.500% due 02/09/2040	310	348
7.125% due 08/01/2039	4,250	5,041
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,900	1,827
3.500% due 08/18/2026	800	763
3.900% due 08/08/2029	1,600	1,476
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	1,000	999
Leidos, Inc. 2.300% due 02/15/2031	700	586
Marvell Technology, Inc.
2.450% due 04/15/2028	200	181
2.950% due 04/15/2031	30	26
Mayo Clinic 3.196% due 11/15/2061	1,400	966
McDonald's Corp. 3.625% due 09/01/2049	150	120
Melco Resorts Finance Ltd. 5.375% due 12/04/2029	800	708
Merck & Co., Inc. 2.900% due 12/10/2061	580	388
Meta Platforms, Inc. 5.600% due 05/15/2053	5,300	5,749
MGM China Holdings Ltd. 5.875% due 05/15/2026	1,100	1,078
Micron Technology, Inc. 3.366% due 11/01/2041	300	224
Moody's Corp. 5.250% due 07/15/2044	8,000	8,107
Motorola Solutions, Inc. 2.300% due 11/15/2030	40	34
Mount Nittany Medical Center Obligated Group 3.799% due 11/15/2052	4,800	3,795
MPLX LP
4.700% due 04/15/2048	1,500	1,296
4.900% due 04/15/2058	75	64
4.950% due 03/14/2052	1,400	1,248
5.000% due 03/01/2033	250	245
5.500% due 02/15/2049	1,060	1,027
National Fuel Gas Co. 2.950% due 03/01/2031	2,800	2,348
Newmont Corp. 4.200% due 05/13/2050	20	17
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	4,230	4,050
Norfolk Southern Corp. 3.155% due 05/15/2055	4,495	3,167
Northern Natural Gas Co. 4.300% due 01/15/2049	6,100	5,110
Northern Star Resources Ltd. 6.125% due 04/11/2033	3,600	3,620
Northrop Grumman Corp. 4.950% due 03/15/2053	700	694
Northwell Healthcare, Inc. 4.260% due 11/01/2047	1,800	1,527
Novant Health, Inc. 3.168% due 11/01/2051	2,000	1,402
Occidental Petroleum Corp.
6.200% due 03/15/2040	600	620
6.625% due 09/01/2030	600	639
OCI NV 6.700% due 03/16/2033	1,100	1,124
Oracle Corp.
3.600% due 04/01/2040	100	80
3.600% due 04/01/2050	1,120	831
3.650% due 03/25/2041 (h)	1,900	1,509
3.800% due 11/15/2037	2,800	2,382
3.850% due 04/01/2060	7,000	5,083
3.950% due 03/25/2051 (h)	7,600	5,963
4.000% due 11/15/2047	1,100	873
4.100% due 03/25/2061 (h)	3,800	2,902
4.500% due 07/08/2044	900	787
Ovintiv, Inc.
6.250% due 07/15/2033	3,200	3,311
7.100% due 07/15/2053	2,800	3,084
PeaceHealth Obligated Group 3.218% due 11/15/2050	1,260	828

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Petroleos Mexicanos
6.700% due 02/16/2032	900	748
10.000% due 02/07/2033	5,000	5,026
Piedmont Healthcare, Inc.
2.719% due 01/01/2042	500	362
2.864% due 01/01/2052	500	335
Prosus NV
3.257% due 01/19/2027	600	555
4.193% due 01/19/2032	3,000	2,590
4.987% due 01/19/2052	1,100	828
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	3,800	3,873
Quanta Services, Inc.
2.350% due 01/15/2032	600	497
3.050% due 10/01/2041	400	294
Renesas Electronics Corp. 2.170% due 11/25/2026	4,900	4,475
Rockies Express Pipeline LLC 6.875% due 04/15/2040	4,700	4,605
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,352
5.000% due 03/15/2027	2,700	2,713
Sands China Ltd.
2.550% due 03/08/2027 (j)	2,100	1,911
3.500% due 08/08/2031	1,300	1,091
4.300% due 01/08/2026	600	577
5.375% due 08/08/2025	4,700	4,638
Sealed Air Corp. 1.573% due 10/15/2026	1,921	1,731
Skyworks Solutions, Inc. 3.000% due 06/01/2031	600	514
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,251
4.600% due 06/15/2028	3,500	3,100
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	348	286
Studio City Finance Ltd. 5.000% due 01/15/2029	400	337
Sutter Health 5.164% due 08/15/2033	900	912
Sysco Corp.
3.150% due 12/14/2051	320	230
6.000% due 01/17/2034	1,700	1,841
T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,279
3.300% due 02/15/2051	1,900	1,374
3.400% due 10/15/2052	3,500	2,552
3.600% due 11/15/2060	5,401	3,937
5.750% due 01/15/2034	2,100	2,228
Tapestry, Inc. 7.350% due 11/27/2028	6,500	6,823
Targa Resources Corp.
6.125% due 03/15/2033	2,100	2,212
6.500% due 02/15/2053	3,400	3,681
TD SYNNEX Corp.
1.750% due 08/09/2026	4,200	3,810
2.375% due 08/09/2028	3,400	2,937
2.650% due 08/09/2031	2,340	1,894
Telefonica Emisiones SA 5.213% due 03/08/2047	3,200	2,970
Tencent Holdings Ltd. 3.940% due 04/22/2061	1,200	878
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,225
7.625% due 04/01/2037	4,720	5,433
8.375% due 06/15/2032	3,600	4,201
Time Warner Cable LLC
5.875% due 11/15/2040	500	453
6.750% due 06/15/2039	1,300	1,291
7.300% due 07/01/2038	1,225	1,265
Topaz Solar Farms LLC 4.875% due 09/30/2039	3,698	3,415
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048	2,000	1,805
Travel & Leisure Co. 4.625% due 03/01/2030	800	716
Trimble, Inc. 6.100% due 03/15/2033	2,300	2,463
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	2,389	2,285
4.625% due 12/03/2026 (j)	2,362	2,298
United Airlines Pass-Through Trust
2.700% due 11/01/2033	500	424
2.875% due 04/07/2030	481	431
3.100% due 04/07/2030	413	361
3.450% due 01/07/2030	273	244

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

4.300% due 02/15/2027	8,022	7,780
4.550% due 08/25/2031	1,893	1,683
5.875% due 04/15/2029	3,380	3,426
UnitedHealth Group, Inc.
5.050% due 04/15/2053	4,600	4,651
5.200% due 04/15/2063	5,000	5,110
UPMC 5.377% due 05/15/2043	1,000	1,014
Valley Children's Hospital 4.399% due 03/15/2048	2,000	1,713
VeriSign, Inc. 2.700% due 06/15/2031	1,700	1,458
VMware, Inc.
1.800% due 08/15/2028	600	526
2.200% due 08/15/2031	350	290
Western Midstream Operating LP 5.250% due 02/01/2050	500	449
Williams Cos., Inc. 3.500% due 10/15/2051	450	329
Wynn Macau Ltd. 5.625% due 08/26/2028	3,300	3,059

		486,564

UTILITIES 10.2%
AEP Texas, Inc.
4.150% due 05/01/2049	1,100	891
5.400% due 06/01/2033	3,300	3,353
6.650% due 02/15/2033	1,800	1,958
AES Corp. 5.450% due 06/01/2028	900	916
Alabama Power Co.
4.300% due 01/02/2046	700	610
4.300% due 07/15/2048	2,000	1,738
Alliant Energy Finance LLC
1.400% due 03/15/2026	1,000	908
3.600% due 03/01/2032	1,700	1,493
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	186
American Water Capital Corp. 3.750% due 09/01/2047	1,600	1,310
Arizona Public Service Co. 2.650% due 09/15/2050	20	12
AT&T, Inc.
3.500% due 09/15/2053	1,883	1,368
3.550% due 09/15/2055	493	355
3.650% due 09/15/2059	6,731	4,830
5.400% due 02/15/2034	3,700	3,817
Atmos Energy Corp. 2.850% due 02/15/2052	4,900	3,337
Baltimore Gas & Electric Co. 5.400% due 06/01/2053	4,500	4,655
Bell Telephone Co. of Canada 4.300% due 07/29/2049	2,100	1,798
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	200	170
4.600% due 05/01/2053	400	357
6.125% due 04/01/2036	500	543
BG Energy Capital PLC 5.125% due 10/15/2041	4,300	4,105
Black Hills Corp.
5.950% due 03/15/2028	650	674
6.150% due 05/15/2034	4,200	4,379
Boston Gas Co. 6.119% due 07/20/2053	4,800	5,019
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033	200	205
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,500	3,322
Columbia Pipelines Operating Co. LLC 6.544% due 11/15/2053	3,000	3,308
Commonwealth Edison Co. 3.850% due 03/15/2052	100	81
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	700	457
4.300% due 12/01/2056	100	83
4.500% due 05/15/2058	2,500	2,171
Constellation Energy Generation LLC 5.800% due 03/01/2033	7,800	8,204
Duke Energy Carolinas LLC
3.750% due 06/01/2045	270	217
4.000% due 09/30/2042	400	344
Duke Energy Florida LLC
3.000% due 12/15/2051	2,600	1,778
3.850% due 11/15/2042	4,600	3,803
6.350% due 09/15/2037	200	223

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	113
Duke Energy Progress LLC
2.500% due 08/15/2050	3,990	2,513
5.250% due 03/15/2033	4,100	4,229
East Ohio Gas Co. 3.000% due 06/15/2050	1,600	1,041
Edison International 5.750% due 06/15/2027	330	337
Electricite de France SA
6.900% due 05/23/2053	2,200	2,492
9.125% due 03/15/2033 (f)	2,100	2,350
Enel Finance International NV 7.500% due 10/14/2032	4,200	4,798
Entergy Arkansas LLC
2.650% due 06/15/2051	60	38
3.350% due 06/15/2052	270	196
Entergy Corp.
1.900% due 06/15/2028	900	798
2.400% due 06/15/2031	2,390	2,002
Entergy Texas, Inc.
1.750% due 03/15/2031	3,200	2,623
5.800% due 09/01/2053	600	646
Eversource Energy
5.125% due 05/15/2033	3,900	3,923
5.950% due 02/01/2029	2,700	2,830
Florida Power & Light Co. 3.700% due 12/01/2047	1,100	892
Gazprom PJSC via Gaz Finance PLC 3.500% due 07/14/2031	8,000	4,760
Georgia Power Co.
3.250% due 03/15/2051	5,300	3,840
3.700% due 01/30/2050	1,000	792
4.300% due 03/15/2042	3,752	3,325
5.125% due 05/15/2052	2,400	2,379
Greenko Power Ltd. 4.300% due 12/13/2028	369	334
Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,274
6.050% due 03/15/2037	800	856
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	2,800	2,592
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	2,400	2,044
Kentucky Utilities Co.
3.300% due 06/01/2050	70	51
5.450% due 04/15/2033	2,000	2,079
KeySpan Gas East Corp. 3.586% due 01/18/2052	2,430	1,692
Louisville Gas & Electric Co. 5.450% due 04/15/2033	2,000	2,085
MidAmerican Energy Co. 2.700% due 08/01/2052	5,500	3,564
National Grid USA 5.803% due 04/01/2035	120	123
New England Power Co. 3.800% due 12/05/2047	2,300	1,818
New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	384
2.150% due 10/01/2031	2,000	1,594
5.850% due 08/15/2033	700	734
NextEra Energy Capital Holdings, Inc.
5.050% due 02/28/2033	1,800	1,805
5.250% due 02/28/2053	1,600	1,575
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	2,888
5.783% due 09/16/2052	2,400	2,489
NiSource, Inc. 5.250% due 03/30/2028	3,000	3,060
Northern States Power Co. 3.600% due 09/15/2047	6,300	4,971
NRG Energy, Inc. 2.450% due 12/02/2027	1,010	911
Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,199
5.050% due 10/01/2048	7,000	6,457
Ohio Power Co.
2.900% due 10/01/2051	2,800	1,900
5.850% due 10/01/2035	100	104
ONEOK, Inc. 7.150% due 01/15/2051	100	115
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,734
3.000% due 06/15/2028	3,200	2,919
3.150% due 01/01/2026	2,000	1,919
3.250% due 06/01/2031	1,700	1,474

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

3.450% due 07/01/2025	1,000	968
3.500% due 08/01/2050	7,250	5,021
3.750% due 08/15/2042	2,790	2,067
3.950% due 12/01/2047	1,000	734
4.200% due 03/01/2029	2,000	1,893
4.250% due 03/15/2046	300	231
4.300% due 03/15/2045	500	393
4.400% due 03/01/2032	2,000	1,852
4.500% due 07/01/2040	6,100	5,168
4.550% due 07/01/2030	750	715
4.600% due 06/15/2043	900	743
4.750% due 02/15/2044	100	84
4.950% due 07/01/2050	370	317
5.250% due 03/01/2052	300	267
6.150% due 01/15/2033	1,200	1,245
PacifiCorp
4.125% due 01/15/2049	8,300	6,734
4.150% due 02/15/2050	300	244
5.350% due 12/01/2053	500	482
5.500% due 05/15/2054	751	739
5.750% due 04/01/2037	60	61
6.000% due 01/15/2039	2,040	2,136
6.100% due 08/01/2036	60	64
6.250% due 10/15/2037	3,300	3,527
PECO Energy Co. 2.850% due 09/15/2051	2,000	1,352
Pennsylvania Electric Co. 3.600% due 06/01/2029	3,300	3,064
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	4,042
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	4,777
Puget Sound Energy, Inc. 5.448% due 06/01/2053	800	834
San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,454
4.150% due 05/15/2048	9,400	8,024
SES SA 5.300% due 04/04/2043	3,800	2,875
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	4,014
Southern California Edison Co.
2.250% due 06/01/2030	800	687
2.500% due 06/01/2031	4,700	4,030
2.750% due 02/01/2032	2,400	2,067
2.950% due 02/01/2051	3,000	2,040
3.450% due 02/01/2052	2,300	1,681
3.650% due 03/01/2028	200	192
3.650% due 02/01/2050	1,100	853
3.650% due 06/01/2051	2,020	1,525
3.900% due 12/01/2041	500	408
3.900% due 03/15/2043	3,600	2,954
4.650% due 10/01/2043	1,850	1,692
6.000% due 01/15/2034	3,600	3,953
6.650% due 04/01/2029	900	960
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,274
4.125% due 06/01/2048	5,300	4,481
Southwestern Electric Power Co.
3.250% due 11/01/2051	800	541
6.200% due 03/15/2040	2,200	2,343
System Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,118
Tucson Electric Power Co. 3.250% due 05/15/2032	6,500	5,793
Verizon Communications, Inc.
3.700% due 03/22/2061	5,590	4,275
3.875% due 03/01/2052	4,800	3,893
Virginia Electric & Power Co. 3.800% due 09/15/2047	500	400
Vodafone Group PLC
4.875% due 06/19/2049	4,140	3,757
5.625% due 02/10/2053	2,200	2,222
5.750% due 02/10/2063	800	813
Washington Gas Light Co. 3.650% due 09/15/2049	1,600	1,206
WEC Energy Group, Inc. 5.600% due 09/12/2026	1,500	1,527

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	3,043

		303,488

Total Corporate Bonds & Notes (Cost $1,410,319)		1,279,831

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.4%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (d)	3,800	2,719
0.000% due 08/15/2032 (d)	100	64
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	253
3.000% due 06/01/2046	1,950	1,776
4.214% due 06/01/2050	2,600	1,964
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 3.037% due 06/01/2032	4,200	3,542
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	1,035

		11,353

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	7,611	8,706

ILLINOIS 0.4%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	92	97
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	3,913
3.007% due 01/01/2033	5,030	4,356
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021 3.238% due 01/01/2042	1,800	1,453
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	900	955

		10,774

LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority 5.048% due 12/01/2034	2,900	2,970
MICHIGAN 0.2%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	3,500	2,844
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	4,800	4,319

		7,163

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2034 (d)	700	407

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	877

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	800	1,001

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021 2.991% due 06/01/2042	3,770	2,919

TEXAS 0.1%
Dallas, Texas General Obligation Bonds, Series 2005 0.000% due 02/15/2033 (d)	2,900	1,839

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,000	531

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

0.000% due 04/01/2037 (d)	800	401

		932

Total Municipal Bonds & Notes (Cost $53,388)		48,941

U.S. GOVERNMENT AGENCIES 17.3%
Fannie Mae
0.000% due 05/15/2030 (d)	39,712	30,460
2.242% due 01/25/2031 ~(a)	16,054	1,278
3.000% due 12/25/2046	1,427	997
3.790% due 01/01/2029	4,200	4,083
4.312% due 12/01/2034 •	105	104
4.864% due 10/01/2035 •	85	84
4.871% due 04/01/2035 •	222	219
5.000% due 08/25/2033	21	21
5.260% due 05/25/2035 ~	128	129
5.383% due 12/01/2033 •	11	11
5.500% due 04/25/2033 - 09/25/2035	6,057	6,107
5.502% due 06/01/2035 •	197	194
5.692% due 07/25/2037 •	5	5
5.765% due 03/25/2036 •	1	1
5.775% due 09/01/2035 •	5	5
5.852% due 09/25/2032 •	3	3
5.900% due 07/25/2042	5	5
5.972% due 08/01/2035 •	18	18
6.000% due 07/25/2031 - 03/25/2036	1,003	1,066
6.021% due 11/01/2034 •	187	192
6.030% due 11/01/2035 •	2	2
6.080% due 09/01/2028	1,800	1,958
6.102% due 08/25/2040 •	226	223
6.128% due 06/01/2043 •	33	32
7.133% due 06/01/2035 •	309	308
Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	500	527
5.750% due 12/07/2028	20	22
Freddie Mac
0.000% due 03/15/2031 (d)	11,600	8,516
4.555% due 04/01/2035 •	9	9
5.000% due 03/01/2038 - 12/01/2038	263	265
5.561% due 06/01/2035 •	8	7
5.853% due 01/15/2033 •	1	1
5.875% due 10/01/2035 •	6	6
5.953% due 09/15/2030 •	1	1
6.000% due 06/15/2035 - 10/01/2037	533	567
6.212% due 10/25/2044 - 02/25/2045 •	50	47
6.500% due 10/25/2043	37	38
Ginnie Mae
3.250% due 02/20/2049	2,574	2,184
3.875% due 05/20/2030 •	19	19
Ginnie Mae, TBA
4.000% due 02/01/2054	51,600	49,318
4.500% due 02/01/2054	20,300	19,832
Resolution Funding Corp. STRIPS
0.000% due 01/15/2029 (a)	1,000	813
0.000% due 01/15/2030 - 04/15/2030 (d)	108,567	83,033
Tennessee Valley Authority 3.875% due 03/15/2028	14,500	14,444
U.S. Small Business Administration
5.290% due 12/01/2027	64	64
5.510% due 11/01/2027	14	14
Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2054	1,600	1,469
4.000% due 01/01/2054	6,000	5,675
4.500% due 02/01/2054	62,100	60,239
5.500% due 01/01/2054	95,300	95,717
6.000% due 02/01/2054	111,500	113,220
6.500% due 02/01/2054	12,300	12,604

Total U.S. Government Agencies (Cost $513,073)		516,156

U.S. TREASURY OBLIGATIONS 80.0%
U.S. Treasury Bonds
1.125% due 05/15/2040 (j)(l)	313,630	202,291
1.125% due 08/15/2040 (j)	95,010	60,695
1.375% due 11/15/2040 (j)	55,540	36,876
1.750% due 08/15/2041 (j)	99,000	68,894
1.875% due 02/15/2041 (j)	530,600	381,763
1.875% due 02/15/2051	52,395	33,244
2.000% due 11/15/2041	10,500	7,599
2.000% due 02/15/2050	22,030	14,502
2.250% due 08/15/2049	17,276	12,071
2.250% due 02/15/2052	7,800	5,409
2.375% due 11/15/2049 (l)	875	628
2.500% due 02/15/2045	15,520	11,758
2.750% due 11/15/2042 (l)(n)	1,000	809

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

2.875% due 05/15/2049 (n)	405	322
2.875% due 05/15/2052	25,200	20,071
3.000% due 11/15/2044	14,350	11,883
3.000% due 05/15/2045	12,360	10,202
3.000% due 08/15/2048 (l)(n)	7,990	6,507
3.000% due 02/15/2049	89,220	72,634
3.000% due 08/15/2052 (j)	165,200	135,141
3.125% due 02/15/2043 (l)(n)	1,910	1,633
3.125% due 08/15/2044 (l)	14,310	12,123
3.375% due 08/15/2042 (j)	123,350	110,039
3.625% due 08/15/2043	3,200	2,943
3.625% due 02/15/2053	70,300	64,934
3.625% due 05/15/2053	17,000	15,721
3.750% due 08/15/2041 (l)(n)	1,700	1,618
3.750% due 11/15/2043 (l)(n)	6,137	5,738
3.875% due 02/15/2043 (j)	97,300	92,808
4.000% due 11/15/2042 (j)	64,200	62,412
4.000% due 11/15/2052 (j)	305,140	301,123
4.375% due 05/15/2041 (l)	27,930	28,805
4.375% due 08/15/2043 (j)	258,400	263,851
4.750% due 02/15/2041 (l)	5,010	5,419
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (l)	26,305	23,118
0.625% due 07/15/2032	47,334	43,272
1.125% due 01/15/2033 (l)	43,453	41,137
U.S. Treasury Notes
3.875% due 05/15/2043 (j)	98,400	93,841
4.375% due 08/31/2028	265	271
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(l)	71,900	47,364
0.000% due 08/15/2034 (a)	32,970	21,486
0.000% due 05/15/2035 (a)(l)	32,500	20,510
0.000% due 11/15/2036 (a)	37,600	22,195
0.000% due 08/15/2037 (a)(l)	8,900	5,082
0.000% due 05/15/2041 (a)	450	212
0.000% due 08/15/2041 (a)	350	162
0.000% due 11/15/2041 (a)	170	78
0.000% due 02/15/2042 (a)	1,850	838
0.000% due 05/15/2042 (a)	1,240	554
0.000% due 08/15/2042 (a)	1,890	834
0.000% due 11/15/2042 (a)	810	353

Total U.S. Treasury Obligations (Cost $2,694,487)		2,383,773

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Adjustable Rate Mortgage Trust 3.946% due 10/25/2035 ~	525	453
American Home Mortgage Assets Trust
5.590% due 10/25/2046 •	58	50
5.932% due 11/25/2046 •	1,475	415
BAMLL Commercial Mortgage Securities Trust
6.459% due 04/15/2036 ~	7,000	6,971
6.609% due 03/15/2034 •	2,400	2,382
Banc of America Funding Trust 5.490% due 02/20/2036 ~	96	89
Banc of America Mortgage Trust 5.121% due 08/25/2035 ~	322	304
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,295
4.957% due 08/10/2035 ~	8,700	6,346
Bear Stearns Adjustable Rate Mortgage Trust
3.877% due 05/25/2047 ~	431	387
4.695% due 11/25/2034 ~	14	13
4.815% due 11/25/2030 ~	22	20
7.670% due 10/25/2035 •	21	19
Bear Stearns ALT-A Trust
4.228% due 11/25/2036 ~	106	59
4.730% due 09/25/2035 ~	2,133	1,265
4.795% due 10/25/2035 ~	171	144
5.790% due 08/25/2036 •	2,500	2,184
Bear Stearns Mortgage Funding Trust 5.830% due 10/25/2036 •	1,606	1,346
Benchmark Mortgage Trust 4.016% due 03/15/2052	4,500	4,209
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	6,842
Chase Mortgage Finance Trust
4.114% due 03/25/2037 ~	161	150
5.500% due 11/25/2035	1,468	1,071
ChaseFlex Trust 6.030% due 05/25/2037 •	2,630	2,511
Citigroup Mortgage Loan Trust
5.540% due 01/25/2037 •	20	17
6.270% due 08/25/2035 •	56	54
7.780% due 10/25/2035 •	14	13

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	3,781
3.815% due 04/10/2033 ~	7,300	6,336
Countrywide Alternative Loan Trust
5.500% due 09/25/2035	1,146	834
5.500% due 10/25/2035	2,316	1,314
5.500% due 11/25/2035	457	266
5.500% due 03/25/2036	61	25
5.667% due 12/20/2046 •	441	379
5.850% due 09/25/2046 •	437	406
5.890% due 05/25/2036 •	2,701	2,309
5.892% due 03/20/2046 •	106	86
6.000% due 03/25/2036	2,768	1,252
6.030% due 02/25/2037 •	47	38
6.112% due 11/20/2035 •	2,051	1,889
6.112% due 12/20/2035 •	465	418
6.250% due 08/25/2037	103	51
Countrywide Home Loan Mortgage Pass-Through Trust
4.418% due 11/25/2037 ~	346	318
4.765% due 11/25/2034 ~	37	33
5.003% due 02/20/2035 ~	2	2
5.250% due 05/25/2035	80	56
5.279% due 11/20/2034 «~	8	7
5.930% due 05/25/2035 •	46	37
6.110% due 03/25/2035 •	106	92
7.884% due 02/20/2036 •	20	17
7.940% due 02/20/2036 •	82	75
Countrywide Home Loan Reperforming REMIC Trust 5.890% due 07/25/2036 •	1,458	1,339
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.858% due 07/25/2033 «~	3	3
Credit Suisse Mortgage Capital Trust
3.090% due 12/26/2059 ~	512	512
4.641% due 08/25/2060 ~	894	906
Downey Savings & Loan Association Mortgage Loan Trust 5.990% due 08/19/2045 •	51	43
First Horizon Mortgage Pass-Through Trust 4.739% due 12/25/2034 «~	1	1
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~	3,600	3,630
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	5,225	4,503
GSMPS Mortgage Loan Trust 5.820% due 01/25/2036 •	360	290
GSR Mortgage Loan Trust 4.511% due 11/25/2035 ~	3	2
HarborView Mortgage Loan Trust
4.952% due 07/19/2035 «~	2	2
5.850% due 01/19/2038 •	1,215	1,064
5.880% due 12/19/2036 •	2,548	2,036
IndyMac INDX Mortgage Loan Trust
3.372% due 04/25/2037 ~	127	109
3.536% due 04/25/2037 ~	85	76
4.699% due 12/25/2034 ~	8	7
5.870% due 06/25/2046 •	311	242
5.990% due 07/25/2035 •	2,182	1,430
JP Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	3,462	3,366
JP Morgan Mortgage Trust
4.263% due 02/25/2035 «~	1	1
4.362% due 01/25/2037 ~	14	11
5.044% due 07/25/2035 ~	579	568
6.370% due 11/25/2049 •	274	263
6.370% due 12/25/2049 ~	144	139
Lehman XS Trust 5.830% due 12/25/2036 •	783	750
MASTR Adjustable Rate Mortgages Trust
5.386% due 11/21/2034 ~	32	30
5.680% due 04/25/2046 •	249	219
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.176% due 11/15/2031 •	11	10
Merrill Lynch Mortgage Investors Trust
4.756% due 05/25/2033 ~	6	5
4.918% due 02/25/2034 ~	4	3
4.970% due 05/25/2033 «~	3	3
5.515% due 07/25/2034 «~	53	49
Morgan Stanley Mortgage Loan Trust 5.770% due 08/25/2036 ~	2,769	702
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	3,457	3,251
4.500% due 05/25/2058 ~	1,676	1,624
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~	13,033	2,539
Prime Mortgage Trust 5.870% due 02/25/2034 •	1	1

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Residential Accredit Loans, Inc. Trust
5.890% due 04/25/2046 ~		175	49
6.000% due 06/25/2036		4,245	3,275
6.000% due 08/25/2036		592	484
6.500% due 08/25/2036		1,082	919
Residential Asset Securitization Trust
5.500% due 04/25/2035 •		43	24
5.870% due 01/25/2046 •		184	53
Structured Adjustable Rate Mortgage Loan Trust
5.790% due 10/25/2035 •		28	26
5.910% due 05/25/2037 •		91	79
6.412% due 01/25/2035 •		39	33
7.068% due 12/25/2034 ~		28	27
Structured Asset Mortgage Investments Trust
5.890% due 04/25/2036 •		258	229
5.910% due 05/25/2036 •		114	90
6.090% due 12/25/2035 •		3	2
6.130% due 10/19/2034 ~		8	7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.187% due 12/25/2033 «~		7	6
TBW Mortgage-Backed Trust 6.000% due 07/25/2036		4,659	2,144
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	6,928	8,840
WaMu Mortgage Pass-Through Certificates Trust
3.698% due 02/25/2037 ~		$164	147
4.272% due 12/25/2036 ~		159	139
4.549% due 07/25/2037 ~		16	14
4.853% due 05/25/2046 •		23	19
5.712% due 02/25/2047 •		306	256
5.712% due 03/25/2047 •		161	134
5.742% due 01/25/2047 •		1	1
5.772% due 04/25/2047 •		568	487
5.840% due 05/25/2034 •		307	275
6.010% due 12/25/2045 •		24	24
6.012% due 08/25/2046 •		650	589
6.050% due 10/25/2045 •		297	283
6.060% due 08/25/2046 •		5,807	4,700
6.512% due 10/25/2046 ~		3	2
6.512% due 11/25/2046 ~		40	35
Washington Mutual Mortgage Pass-Through Certificates Trust 5.982% due 05/25/2046 •		267	192
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	2,518

Total Non-Agency Mortgage-Backed Securities (Cost $132,216)			115,461

ASSET-BACKED SECURITIES 5.5%
ACAS CLO Ltd. 6.547% due 10/18/2028 •		4,420	4,414
ACE Securities Corp. Home Equity Loan Trust 6.445% due 05/25/2034 •		853	842
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 7.300% due 12/25/2034 ~		4,061	3,553
AREIT Trust 6.588% due 01/20/2037 •		3,487	3,464
Argent Securities Trust 5.770% due 06/25/2036 •		5,456	3,540
Asset-Backed Securities Corp. Home Equity Loan Trust 7.315% due 05/25/2035 •		4,818	4,397
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		7,300	7,534
Bear Stearns Asset-Backed Securities Trust
5.602% due 10/25/2036 ~		8	8
5.810% due 12/25/2036 •		200	193
Benefit Street Partners CLO Ltd. 6.777% due 01/20/2031 •		2,493	2,496
Carlyle Global Market Strategies CLO Ltd.
6.699% due 07/27/2031 •		935	935
7.017% due 07/20/2032 •		3,500	3,507
CBAM Ltd. 6.684% due 04/17/2031 ~		3,809	3,803
CIFC Funding Ltd. 6.710% due 04/24/2030 •		1,471	1,468
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		496	491
Citigroup Mortgage Loan Trust
5.530% due 07/25/2045 •		7	4
5.820% due 03/25/2037 ~		552	454
Countrywide Asset-Backed Certificates Trust
5.730% due 12/25/2036 •		6,799	6,179
5.950% due 03/25/2036 •		957	870
5.950% due 04/25/2037 •		396	337
6.110% due 09/25/2047 •		6,773	5,320
7.345% due 07/25/2035 ~		100	97

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC
3.454% due 04/25/2037 «þ		160	148
3.786% due 12/25/2035 ~		681	630
5.124% due 07/25/2035 «•		331	302
5.577% due 07/25/2037 ~		15	10
Credit-Based Asset Servicing & Securitization Trust 3.311% due 01/25/2037 •		25	8
ECMC Group Student Loan Trust 6.202% due 02/27/2068 •		1,077	1,064
First Franklin Mortgage Loan Trust
5.690% due 12/25/2037 •		1,229	1,161
5.770% due 08/25/2036 •		6,184	5,612
6.520% due 09/25/2033 •		3,772	3,653
7.257% due 10/25/2033 •		2,661	2,556
First NLC Trust 5.540% due 08/25/2037 •		14	7
Fremont Home Loan Trust 6.180% due 06/25/2035 •		3,114	2,987
FS Rialto Issuer LLC 7.238% due 01/19/2039 •		4,350	4,283
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	3,762	2,586
GSAMP Trust
5.540% due 12/25/2036 ~		$5	3
5.600% due 12/25/2046 •		1,289	689
5.610% due 12/25/2036 •		1,618	851
5.670% due 11/25/2036 •		187	89
5.740% due 03/25/2047 •		694	617
5.770% due 08/25/2036 •		455	447
5.790% due 04/25/2036 •		206	129
5.870% due 01/25/2047 •		5,453	2,758
HGI CRE CLO Ltd. 7.038% due 04/20/2037 •		1,950	1,929
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		1,957	1,678
JP Morgan Mortgage Acquisition Corp. 6.190% due 12/25/2035 «•		5	4
JP Morgan Mortgage Acquisition Trust 5.740% due 07/25/2036 •		1,427	1,231
KREF Ltd. 6.806% due 02/17/2039 •		3,900	3,859
LCCM Trust 6.926% due 11/15/2038 ~		2,300	2,285
Lehman ABS Mortgage Loan Trust 5.560% due 06/25/2037 •		11	7
Long Beach Mortgage Loan Trust 5.770% due 06/25/2036 •		15,371	7,188
M360 Ltd. 6.971% due 11/22/2038 •		2,406	2,373
Magnetite Ltd. 6.521% due 11/15/2028 •		1,735	1,736
MASTR Asset-Backed Securities Trust
5.830% due 02/25/2036 •		1,801	691
5.910% due 11/25/2036 •		2,622	1,551
6.295% due 10/25/2034 •		2,673	2,557
MASTR Specialized Loan Trust 5.990% due 02/25/2036 •		1,940	1,863
Merrill Lynch Mortgage Investors Trust
6.070% due 01/25/2037 •		6,770	6,166
6.400% due 07/25/2035 •		708	702
Morgan Stanley ABS Capital, Inc. Trust
5.670% due 02/25/2037 ~		2,072	982
5.690% due 10/25/2036 •		2,621	1,133
5.800% due 02/25/2037 •		4,260	2,020
5.930% due 09/25/2036 •		3,310	1,417
Mountain View CLO LLC 6.695% due 01/16/2031 •		866	866
New Century Home Equity Loan Trust
6.210% due 08/25/2034 «•		9	9
6.550% due 01/25/2034 «•		95	92
NovaStar Mortgage Funding Trust 5.810% due 01/25/2037 ~		6,271	2,215
Octagon Loan Funding Ltd. 6.809% due 11/18/2031 •		2,600	2,603
Option One Mortgage Loan Trust
5.710% due 04/25/2037 •		3,172	1,514
6.205% due 05/25/2035 •		937	885
Securitized Asset-Backed Receivables LLC Trust 6.050% due 12/25/2035 •		656	633
Soundview Home Loan Trust
5.550% due 06/25/2037 •		8	5
5.580% due 01/25/2037 •		3,315	2,362
5.640% due 07/25/2037 •		295	252
Structured Asset Investment Loan Trust 7.195% due 11/25/2034 •		2,253	2,279

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust
5.790% due 10/25/2036 •		3,354	2,746
6.570% due 10/25/2037 •		5,242	2,356
6.595% due 04/25/2035 •		950	948
Synchrony Card Funding LLC 5.740% due 10/15/2029		5,500	5,645
TCI-Symphony CLO Ltd. 6.585% due 07/15/2030 •		1,765	1,761
Texas Natural Gas Securitization Finance Corp. 5.169% due 04/01/2041		2,600	2,692
Venture CLO Ltd. 6.777% due 01/20/2029 ~		868	868
Vibrant CLO Ltd. 6.797% due 07/20/2032 •		1,100	1,092
Voya CLO Ltd. 6.755% due 07/14/2031 •		1,416	1,417
Wells Fargo Home Equity Asset-Backed Securities Trust 5.930% due 04/25/2037 •		638	617
Westlake Automobile Receivables Trust 6.230% due 01/15/2027		4,300	4,325

Total Asset-Backed Securities (Cost $182,429)			164,050

SOVEREIGN ISSUES 3.6%
Airport Authority
1.625% due 02/04/2031		5,000	4,128
2.625% due 02/04/2051		1,200	832
Argentina Government International Bond
0.750% due 07/09/2030 þ		1,104	444
1.000% due 07/09/2029		386	154
3.500% due 07/09/2041 þ		540	185
3.625% due 07/09/2035 þ		7,625	2,600
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		3,000	2,998
Chile Government International Bond
3.250% due 09/21/2071		6,000	4,043
4.340% due 03/07/2042		3,800	3,407
Colombia Government International Bond 7.375% due 09/18/2037		720	750
Dominican Republic International Bond
4.875% due 09/23/2032		800	730
5.500% due 02/22/2029		2,000	1,960
Export-Import Bank of Korea 5.000% due 01/11/2028		2,100	2,140
Hong Kong Government International Bond 4.625% due 01/11/2033		7,000	7,304
Indonesia Government International Bond 1.400% due 10/30/2031	EUR	3,300	3,094
Korea Housing Finance Corp.
4.625% due 02/24/2028		$1,400	1,398
4.625% due 02/24/2033		1,500	1,471
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	122,477	6,369
3.000% due 12/03/2026 (e)		11,338	620
3.771% due 05/24/2061		$10,469	7,130
4.000% due 11/30/2028 (e)	MXN	53,095	3,058
5.750% due 10/12/2110		$10,400	9,346
6.338% due 05/04/2053		3,100	3,164
Perusahaan Penerbit SBSN Indonesia 4.400% due 06/06/2027		3,200	3,186
Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	6,983
2.000% due 04/14/2033		2,700	2,238
2.625% due 12/02/2040		1,290	961
2.750% due 04/14/2041		850	632
2.875% due 04/13/2042		1,690	1,267
5.000% due 09/27/2026		1,600	1,816
5.500% due 09/18/2028		2,850	3,240
6.375% due 09/18/2033		2,850	3,333
Russia Government International Bond
4.750% due 05/27/2026 ^(c)		$200	141
5.250% due 06/23/2047 ^(c)		200	71
Saudi Government International Bond
4.875% due 07/18/2033		3,000	3,068
5.000% due 01/18/2053		800	755
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	841

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	12,098

Total Sovereign Issues (Cost $123,849)			107,955

		SHARES
PREFERRED SECURITIES 0.4%
FINANCIALS 0.4%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(f)		1,100,000	1,007
Capital Farm Credit ACA 5.000% due 03/15/2026 •(f)		2,700,000	2,463
Capital One Financial Corp. 3.950% due 09/01/2026 •(f)		4,740,000	3,816
Charles Schwab Corp. 5.000% due 06/01/2027 •(f)		1,600,000	1,453
CoBank ACB 4.250% due 01/01/2027 •(f)		2,400,000	1,919

Total Preferred Securities (Cost $12,540)			10,658

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (i) 0.0%			809

Total Short-Term Instruments (Cost $809)			809

Total Investments in Securities (Cost $5,129,283)			4,633,861

		SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short Asset Portfolio		6,829,468	66,219
PIMCO Short-Term Floating NAV Portfolio III		15,796,544	153,653

Total Short-Term Instruments (Cost $221,814)			219,872

Total Investments in Affiliates (Cost $221,814)			219,872

Total Investments 162.8% (Cost $5,351,097)			$4,853,733
Financial Derivative Instruments (k)(m) 0.1%(Cost or Premiums, net $438)			2,653
Other Assets and Liabilities, net (62.9)%			(1,875,713)

Net Assets 100.0%			$2,980,673

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$400	$375	0.01%
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,232	2,249	0.08
Oracle Corp.	3.650	03/25/2041	03/22/2021	1,889	1,509	0.05
Oracle Corp.	3.950	03/25/2051	03/22/2021 - 06/20/2023	6,980	5,963	0.20
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 10/28/2021	3,843	2,902	0.10

$16,344	$12,998	0.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$809	U.S. Treasury Notes 4.875% due 11/30/2025	$(825)	$809	$809

Total Repurchase Agreements	$(825)	$809	$809

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	(0.100)%	12/15/2023	02/02/2024	$(307)	$(307)
BPS	4.300	11/22/2023	TBD(3)	(670)	(674)
STR	5.540	01/02/2024	01/03/2024	(1,354,238)	(1,354,237)
5.660	12/29/2023	01/02/2024	(1,367,896)	(1,368,756)

Total Reverse Repurchase Agreements	$(2,723,974)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

UBS	5.480%	12/05/2023	02/07/2024	$(181,404)	$(182,177)

Total Sale-Buyback Transactions	$(182,177)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2054	$6,900	$(5,919)	$(6,111)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2054	8,000	(7,122)	(7,094)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2054	6,212	(5,879)	(5,876)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2054	6,000	(5,631)	(5,681)

Total Short Sales (0.8)%	$(24,551)	$(24,762)

(j)	Securities with an aggregate market value of $1,562,250 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,241,348) at a weighted average interest rate of 5.223%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(994) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2024	354	$72,894	$751	$35	$0
U.S. Treasury 10-Year Note March Futures	03/2024	1,299	146,645	4,736	0	(213)

$5,487	$35	$(213)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Schatz March Futures	03/2024	1,488	$(175,019)	$(1,015)	$107	$(74)
Japan Government 10-Year Bond March Futures	03/2024	110	(114,455)	(912)	265	(172)
U.S. Treasury 5-Year Note March Futures	03/2024	9,910	(1,077,945)	(23,128)	39	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	6,161	(727,094)	(29,686)	2,069	0

$(54,741)	$2,480	$(246)

Total Futures Contracts	$(49,254)	$2,515	$(459)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.750%	$23,500	$(128)	$375	$247	$0	$(8)
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.588	2,400	413	24	437	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.700	3,000	(9)	47	38	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739	800	(2)	11	9	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933	EUR	200	(2)	3	1	0	0

$272	$460	$732	$0	$(8)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index		1.000%	Quarterly	12/20/2027	$300	$1	$5	$6	$0	$0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028	3,000	43	18	61	0	(1)
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028	270,700	3,422	1,928	5,350	0	(70)

						$3,466	$1,951	$5,417	$0	$(71)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.250%	Semi-Annual	06/17/2025	$38,600	$(76)	$2,013	$1,937	$13	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	6,500	(48)	83	35	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	200,500	445	(18,947)	(18,502)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	247,500	(3,175)	(13,791)	(16,966)	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	6,400	(22)	(84)	(106)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	9,750	(34)	(207)	(241)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	14,300	(53)	(79)	(132)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	71,800	2,862	9,342	12,204	39	0
Receive	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031	13,300	(31)	1,995	1,964	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.468	Semi-Annual	07/15/2031	44,900	(179)	7,124	6,945	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.452	Semi-Annual	07/16/2031	20,700	(80)	3,305	3,225	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	55,500	(189)	8,865	8,676	31	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	09/21/2032	758	(45)	(1)	(46)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	9,000	(42)	(49)	(91)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	7,000	(24)	128	104	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	7,700	(28)	138	110	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	2,400	(10)	46	36	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	9,300	(33)	313	280	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	18,300	(65)	707	642	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	2,200	(9)	128	119	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	4,900	(19)	281	262	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	4,600	(18)	270	252	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	1,700	(6)	100	94	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	4,400	(17)	252	235	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	4,300	(15)	272	257	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	5,100	(18)	328	310	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	1,300	(5)	87	82	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	8,700	(40)	(516)	(556)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	700	(6)	5	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	3,200	(14)	(89)	(103)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	3,000	(13)	(59)	(72)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	4,200	(19)	(59)	(78)	0	(78)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	23,200	(989)	7,587	6,598	86	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	4,000	(36)	(219)	(255)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053	1,400	(7)	150	143	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	50,700	3,166	8,913	12,079	201	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	2,300	0	(94)	(94)	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	1,700	0	(68)	(68)	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025	600	0	(24)	(24)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	24,300	30	(1,016)	(986)	0	(2)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	1,200	51	(125)	(74)	1	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	119,200	(1,542)	2,348	806	62	0
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	205,500	(2,675)	2,277	(398)	95	0

$(3,028)	$21,630	$18,602	$636	$(144)

Total Swap Agreements	$710	$24,041	$24,751	$636	$(223)

(l)

Securities with an aggregate market value of $66,006 and cash of $11,911 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	$7,879	AUD	11,894	$228	$0
03/2024	CNH	15,096	$2,094	0	(36)
BOA	01/2024	GBP	282	358	0	(1)
01/2024	$13,992	JPY	2,064,812	661	0
01/2024	810	NOK	8,607	38	0
01/2024	560	TRY	16,594	0	(1)
03/2024	CNH	21,247	$2,934	0	(65)
BPS	01/2024	CHF	11,781	13,718	0	(296)
01/2024	EUR	675	741	0	(4)
01/2024	GBP	1,074	1,363	0	(7)
01/2024	$1,193	CAD	1,622	31	0
01/2024	ZAR	844	$46	0	(1)
02/2024	TWD	124,912	3,930	0	(197)
03/2024	CNH	14,704	2,043	0	(32)
BRC	01/2024	$717	TRY	21,239	0	0
02/2024	113	3,429	0	0
CBK	01/2024	MXN	103,669	$5,813	0	(265)
01/2024	$1,200	AUD	1,785	16	0
01/2024	5,826	CAD	7,773	41	0
01/2024	195	NOK	2,082	10	0
01/2024	7,454	PLN	29,631	75	0
01/2024	ZAR	11,484	$607	0	(20)
02/2024	$5,542	BRL	28,428	301	0
03/2024	PEN	1,198	$318	0	(5)
DUB	03/2024	CNH	10,112	1,403	0	(24)
GLM	01/2024	CAD	28,389	20,891	0	(537)
01/2024	MXN	5,629	325	0	(5)
01/2024	$2,924	MXN	51,275	82	0
02/2024	BRL	48	$9	0	(1)
03/2024	CNH	6,575	911	0	(17)
03/2024	IDR	47,075	3	0	0
JPM	01/2024	$1,271	TRY	37,716	0	(1)
02/2024	5,701	INR	476,299	9	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

03/2024	4,084	TWD	126,965	122	0
MBC	01/2024	EUR	616	$674	0	(6)
01/2024	JPY	226,100	1,586	0	(18)
01/2024	$3,212	AUD	4,845	90	0
01/2024	8,317	EUR	7,575	47	0
02/2024	1,380	TRY	41,955	0	(4)
MYI	01/2024	EUR	55,114	$60,577	0	(280)
01/2024	$5,320	JPY	784,350	246	0
03/2024	CNH	14,406	$1,998	0	(36)
03/2024	IDR	77,791	5	0	0
03/2024	$5,728	IDR	88,163,793	0	(2)
RBC	04/2024	4	MXN	71	0	0
SCX	01/2024	250	TRY	7,384	0	0
03/2024	CNH	14,143	$1,954	0	(43)
03/2024	IDR	30,720	2	0	0
03/2024	THB	799	23	0	0
03/2024	TWD	230,727	7,479	0	(164)
TOR	01/2024	$8,793	JPY	1,289,872	361	0
03/2024	CNH	6,840	$947	0	(18)
UAG	01/2024	GBP	5,837	7,387	0	(54)
01/2024	$2,598	AUD	3,916	71	0
01/2024	4,488	NOK	47,878	225	0
01/2024	ZAR	3,346	$175	0	(7)

Total Forward Foreign Currency Contracts	$2,654	$(2,147)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545%	01/16/2024	7,400	$(33)	$(93)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	7,400	(33)	(2)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	4,400	(18)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	4,400	(18)	(13)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	2,400	(10)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	2,400	(10)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	6,200	(26)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	6,200	(26)	(13)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	2,200	(11)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	2,200	(11)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	5,000	(20)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	5,000	(21)	(17)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	6,800	(32)	(122)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	6,800	(32)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	3,400	(16)	(19)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	4,600	(22)	(30)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	3,400	(16)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	4,600	(22)	0

$(377)	$(387)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	$101.094	02/06/2024	5,200	$(21)	$(42)

Total Written Options	$(398)	$(429)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	1.349%	$900	$126	$(20)	$106	$0

Total Swap Agreements	$126	$(20)	$106	$0

(n)

Securities with an aggregate market value of $2,077 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,227	$0	$6,227
Corporate Bonds & Notes
Banking & Finance	0	487,077	2,702	489,779
Industrials	0	486,564	0	486,564
Utilities	0	303,488	0	303,488
Municipal Bonds & Notes
California	0	11,353	0	11,353
Georgia	0	8,706	0	8,706
Illinois	0	10,774	0	10,774
Louisiana	0	2,970	0	2,970
Michigan	0	7,163	0	7,163
Nevada	0	407	0	407
New Mexico	0	877	0	877
Ohio	0	1,001	0	1,001
Pennsylvania	0	2,919	0	2,919
Texas	0	1,839	0	1,839
Wisconsin	0	932	0	932
U.S. Government Agencies	0	516,156	0	516,156
U.S. Treasury Obligations	0	2,383,773	0	2,383,773
Non-Agency Mortgage-Backed Securities	0	115,389	72	115,461
Asset-Backed Securities	0	160,909	3,141	164,050
Sovereign Issues	0	107,955	0	107,955
Preferred Securities
Financials	0	10,658	0	10,658
Short-Term Instruments
Repurchase Agreements	0	809	0	809

$0	$4,627,946	$5,915	$4,633,861
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$219,872	$0	$0	$219,872

Total Investments	$219,872	$4,627,946	$5,915	$4,853,733

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(24,762)	$0	$(24,762)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	372	2,779	0	3,151
Over the counter	0	2,760	0	2,760

$372	$5,539	$0	$5,911

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(246)	(436)	0	(682)
Over the counter	0	(2,576)	0	(2,576)

	$(246)	$(3,012)	$0	$(3,258)

Total Financial Derivative Instruments	$126	$2,527	$0	$2,653

Totals	$219,998	$4,605,711	$5,915	$4,831,624

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Altice France SA 9.465% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	1,522	$1,514
American Airlines, Inc. 10.427% due 04/20/2028		$405	417
Avolon TLB Borrower (U.S.) LLC TBD% due 06/22/2028		2,728	2,737
Carnival Corp. 8.357% due 08/08/2027		2,488	2,497
Catalent Pharma Solutions, Inc. 8.356% due 02/22/2028		1,600	1,604
Delos Aircraft Designated Activity Co. 7.348% due 10/31/2027		3,600	3,619
Diamond Sports Group LLC TBD% - 15.420% due 05/25/2026		868	657
Forward Air Corp. 9.856% due 12/19/2030		3,300	3,138
Setanta Aircraft Leasing DAC 7.610% due 11/05/2028		4,500	4,519
SkyMiles IP Ltd. 9.166% due 10/20/2027		4,400	4,512
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		1,247	923

Total Loan Participations and Assignments (Cost $26,608)			26,137

CORPORATE BONDS & NOTES 68.6%
BANKING & FINANCE 21.5%
Agree LP 4.800% due 10/01/2032		700	663
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	990
3.375% due 08/15/2031		2,200	1,984
3.550% due 03/15/2052		2,500	1,829
4.000% due 02/01/2050		800	634
4.850% due 04/15/2049		700	618
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(d)(j)		1,200	72
Allstate Corp. 6.500% due 05/15/2067 •		1,400	1,395
Ally Financial, Inc.
6.992% due 06/13/2029		2,100	2,171
8.000% due 11/01/2031		2,250	2,468
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	6,465
American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,374
3.625% due 04/15/2032		3,700	3,316
4.250% due 02/15/2028		1,800	1,749
4.900% due 02/15/2029		300	297
American International Group, Inc. 4.750% due 04/01/2048		600	567
American Tower Corp.
1.875% due 10/15/2030		1,300	1,067
2.950% due 01/15/2051		8,300	5,542
3.100% due 06/15/2050		10,900	7,443
3.700% due 10/15/2049		10,000	7,590
5.550% due 07/15/2033		4,000	4,141
5.650% due 03/15/2033		2,300	2,392
Antares Holdings LP
3.750% due 07/15/2027		3,750	3,382
7.950% due 08/11/2028		1,600	1,658
Arch Capital Finance LLC 5.031% due 12/15/2046		500	465
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	1,885
Ares Finance Co. LLC
3.250% due 06/15/2030		1,100	973
3.650% due 02/01/2052		1,900	1,357
Ares Management Corp. 6.375% due 11/10/2028		4,700	4,931

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,730
3.600% due 09/15/2051		1,200	862
Aviation Capital Group LLC 4.875% due 10/01/2025		4,500	4,414
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		2,000	1,931
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,795
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	2,226
2.625% due 04/28/2025		1,000	1,078
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$200	193
Bank of America Corp.
2.572% due 10/20/2032 •		6,000	4,977
2.676% due 06/19/2041 •		19,400	13,882
2.972% due 07/21/2052 •		800	565
3.311% due 04/22/2042 •		12,200	9,563
3.946% due 01/23/2049 •		265	223
4.443% due 01/20/2048 •		100	90
5.202% due 04/25/2029		6,600	6,645
5.872% due 09/15/2034		6,300	6,599
Bank of America NA 6.000% due 10/15/2036		1,200	1,302
Barclays PLC
5.746% due 08/09/2033 •		4,200	4,252
6.224% due 05/09/2034		4,400	4,566
Berkshire Hathaway Finance Corp. 4.250% due 01/15/2049		70	65
BGC Group, Inc.
4.375% due 12/15/2025		600	576
8.000% due 05/25/2028		2,100	2,194
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	218
3.200% due 01/30/2052		10,000	6,895
3.500% due 09/10/2049		2,500	1,819
Blackstone Private Credit Fund 4.700% due 03/24/2025		3,700	3,639
Blackstone Secured Lending Fund 2.850% due 09/30/2028		3,000	2,601
Blue Owl Capital Corp. 2.875% due 06/11/2028		200	176
Blue Owl Finance LLC 4.375% due 02/15/2032		3,700	3,232
BNP Paribas SA
3.132% due 01/20/2033 •		3,200	2,722
8.500% due 08/14/2028 (i)(j)		4,200	4,409
BPCE SA 7.003% due 10/19/2034		3,000	3,264
Brighthouse Financial, Inc. 3.850% due 12/22/2051		2,800	1,847
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,143
Brookfield Capital Finance LLC 6.087% due 06/14/2033		1,200	1,253
Brookfield Finance LLC 3.450% due 04/15/2050		2,000	1,396
Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	6,373
3.625% due 02/15/2052		1,900	1,357
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		700	680
CaixaBank SA 3.625% due 09/14/2028 •(i)(j)	EUR	1,400	1,197
Cantor Fitzgerald LP 7.200% due 12/12/2028		$4,400	4,514
Capital One Financial Corp. 6.377% due 06/08/2034		3,400	3,501
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	2,899
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,074
CBRE Services, Inc. 5.950% due 08/15/2034		3,100	3,260
CI Financial Corp. 4.100% due 06/15/2051		1,200	706
Citigroup, Inc. 3.057% due 01/25/2033 •(k)		2,500	2,134
Commonwealth Bank of Australia 3.784% due 03/14/2032 (j)		1,800	1,576
Constellation Insurance, Inc. 6.800% due 01/24/2030		3,000	2,847
Cooperatieve Rabobank UA 3.758% due 04/06/2033 •		1,000	898

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Corporate Office Properties LP 2.900% due 12/01/2033		1,100	860
Credit Acceptance Corp. 9.250% due 12/15/2028		1,500	1,601
Credit Agricole SA 6.316% due 10/03/2029		2,700	2,831
Credit Suisse AG 7.500% due 02/15/2028		2,050	2,246
Credit Suisse AG AT1 Claim		9,666	1,160
Crown Castle, Inc.
2.100% due 04/01/2031		1,000	815
3.250% due 01/15/2051		900	630
4.300% due 02/15/2029		605	583
4.750% due 05/15/2047		2,650	2,305
CubeSmart LP 2.500% due 02/15/2032		300	250
Deutsche Bank AG
3.547% due 09/18/2031 •		3,200	2,810
3.729% due 01/14/2032 •(k)		2,900	2,432
3.742% due 01/07/2033 •		1,000	822
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		4,600	3,669
EPR Properties
3.750% due 08/15/2029		2,450	2,158
4.500% due 06/01/2027		1,167	1,102
Equinix, Inc.
3.000% due 07/15/2050		3,200	2,176
3.400% due 02/15/2052		2,500	1,834
Equitable Holdings, Inc.
4.350% due 04/20/2028		200	193
5.594% due 01/11/2033		5,000	5,139
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)	EUR	1,200	1,138
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		$2,000	1,475
Extra Space Storage LP 4.000% due 06/15/2029		1,600	1,527
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		2,500	2,465
6.000% due 12/07/2033		2,700	2,774
Farmers Insurance Exchange 4.747% due 11/01/2057 •		7,000	5,399
Fidelity National Financial, Inc. 3.200% due 09/17/2051		8,100	5,146
FMR LLC 6.450% due 11/15/2039		4,500	4,816
Fortress Transportation & Infrastructure Investors LLC 7.875% due 12/01/2030		1,200	1,251
Franklin Resources, Inc. 2.950% due 08/12/2051		900	570
Freedom Mortgage Corp. 12.000% due 10/01/2028		1,500	1,639
FS KKR Capital Corp.
3.125% due 10/12/2028		2,700	2,356
7.875% due 01/15/2029		1,000	1,061
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	4,738
GGAM Finance Ltd. 8.000% due 02/15/2027		1,400	1,437
GLP Capital LP
4.000% due 01/15/2030		5,000	4,568
5.300% due 01/15/2029		3,600	3,581
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	7,306
4.017% due 10/31/2038 •		5,100	4,454
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		2,000	1,864
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	3,079
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,447
High Street Funding Trust 4.682% due 02/15/2048		1,500	1,255
Highwoods Realty LP 3.050% due 02/15/2030		2,600	2,152
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	1,865
HSBC Holdings PLC
2.848% due 06/04/2031 •		5,200	4,476
4.041% due 03/13/2028 •		2,100	2,024
5.875% due 09/28/2026 •(i)(j)	GBP	5,178	6,287
6.332% due 03/09/2044 •		$6,200	6,690
Hudson Pacific Properties LP
4.650% due 04/01/2029		900	731
5.950% due 02/15/2028		700	620

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Intercontinental Exchange, Inc. 4.250% due 09/21/2048		185	166
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,247
7.750% due 01/11/2027 •(i)(j)	EUR	4,610	5,229
Invesco Finance PLC 5.375% due 11/30/2043		$55	54
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031		4,000	3,186
JAB Holdings BV
2.200% due 11/23/2030		585	471
3.750% due 05/28/2051		750	511
4.500% due 04/08/2052		2,100	1,643
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		2,100	2,207
JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,531
3.328% due 04/22/2052 •		18,400	13,757
3.964% due 11/15/2048 •		110	92
5.350% due 06/01/2034		5,700	5,785
6.254% due 10/23/2034		2,200	2,386
8.750% due 09/01/2030		275	331
JPMorgan Chase Bank NA 5.110% due 12/08/2026		1,000	1,009
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(d)		6,400	231
Kilroy Realty LP
2.500% due 11/15/2032		3,400	2,578
2.650% due 11/15/2033		1,000	759
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,400	998
4.850% due 05/17/2032		7,500	7,340
Lazard Group LLC 4.375% due 03/11/2029		209	202
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,437
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	682
Lincoln National Corp. 4.350% due 03/01/2048		3,000	2,384
Lloyds Bank PLC 0.000% due 04/02/2032 þ		4,600	2,974
Lloyds Banking Group PLC 7.875% due 06/27/2029 •(i)(j)	GBP	200	250
Loews Corp. 4.125% due 05/15/2043		$40	35
Manulife Financial Corp. 5.375% due 03/04/2046		7,300	7,405
Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	879
4.350% due 01/30/2047		200	180
Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,286
5.672% due 12/01/2052		2,000	2,071
MetLife, Inc. 5.000% due 07/15/2052		500	497
Mitsubishi UFJ Financial Group, Inc.
4.153% due 03/07/2039		2,200	2,033
5.133% due 07/20/2033 •		5,200	5,282
5.441% due 02/22/2034 •		4,000	4,136
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,666
2.869% due 09/13/2030 •		2,500	2,212
5.669% due 09/13/2033 •		700	723
5.754% due 05/27/2034 •		700	728
Morgan Stanley
0.000% due 04/02/2032 þ(k)		11,300	6,869
2.943% due 01/21/2033 •		4,800	4,085
4.889% due 07/20/2033 •		800	780
5.948% due 01/19/2038 •		1,100	1,113
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028		1,500	1,533
Nasdaq, Inc.
2.500% due 12/21/2040		2,000	1,388
6.100% due 06/28/2063		1,400	1,515
Nationwide Building Society 3.960% due 07/18/2030 •		1,800	1,683
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	3,309
NatWest Group PLC
4.445% due 05/08/2030 •		4,100	3,932
4.600% due 06/28/2031 •(i)(j)		5,200	3,915
4.892% due 05/18/2029 •		5,200	5,111
5.076% due 01/27/2030 •		4,100	4,041
5.125% due 05/12/2027 •(i)(j)	GBP	2,500	2,871

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	384
4.875% due 04/15/2045		2,700	2,239
Nippon Life Insurance Co. 6.250% due 09/13/2053		4,500	4,726
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		3,900	3,586
Nomura Holdings, Inc.
2.172% due 07/14/2028		1,300	1,143
2.679% due 07/16/2030		6,200	5,289
2.999% due 01/22/2032		200	169
5.605% due 07/06/2029		6,500	6,645
6.181% due 01/18/2033		1,800	1,930
Nordea Bank Abp 3.750% due 03/01/2029 •(i)(j)		1,400	1,109
Ohio National Life Insurance Co. 6.875% due 06/15/2042		500	451
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,500	4,332
OneMain Finance Corp. 7.875% due 03/15/2030		2,500	2,576
Pacific Life Insurance Co. 9.250% due 06/15/2039		8,800	11,492
Pacific LifeCorp 3.350% due 09/15/2050		700	506
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,150	1,066
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,138
Physicians Realty LP 3.950% due 01/15/2028		1,900	1,812
Pine Street Trust 5.568% due 02/15/2049		3,800	3,421
Progressive Corp. 4.125% due 04/15/2047		500	442
Prologis LP 3.000% due 04/15/2050		2,223	1,595
Protective Life Global Funding 5.467% due 12/08/2028		1,500	1,542
Raymond James Financial, Inc. 4.950% due 07/15/2046		25	23
Rayonier LP 2.750% due 05/17/2031		1,200	1,002
Realty Income Corp.
3.400% due 01/15/2028		2,000	1,902
3.950% due 08/15/2027		1,100	1,070
Regency Centers LP
4.400% due 02/01/2047		1,100	915
4.650% due 03/15/2049		500	430
Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,474
2.150% due 09/01/2031		1,500	1,203
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,453
6.750% due 06/24/2024 •(i)(j)	GBP	700	893
SBA Tower Trust 2.328% due 07/15/2052		$200	177
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	1,636
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		1,900	1,672
Societe Generale SA 6.221% due 06/15/2033 •		4,600	4,597
Spirit Realty LP
3.200% due 02/15/2031		4,300	3,798
4.450% due 09/15/2026		1,300	1,276
Standard Chartered PLC
3.265% due 02/18/2036 •		1,300	1,065
3.603% due 01/12/2033 •		3,600	2,986
6.301% due 01/09/2029 •		1,500	1,541
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,100	2,595
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)	EUR	1,823	2,021
Stifel Financial Corp. 4.000% due 05/15/2030		$1,100	999
STORE Capital Corp. 2.750% due 11/18/2030		1,400	1,095
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		900	742
5.776% due 07/13/2033		2,600	2,757
5.808% due 09/14/2033		6,700	7,164
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (c)		152	16
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2026 (c)		152	12

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (c)		303	24
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (c)		455	21
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (c)		455	25
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (c)		214	8
SVB Financial Group 4.570% due 04/29/2033 ^(d)		3,200	2,116
Synchrony Financial 2.875% due 10/28/2031		3,800	3,047
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	349
6.850% due 12/16/2039		371	429
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	716	888
5.661% due 10/13/2041		47	60
5.744% due 04/13/2040		90	116
Travelers Cos., Inc. 4.050% due 03/07/2048		$1,000	872
Trust Fibra Uno
6.390% due 01/15/2050		900	730
6.950% due 01/30/2044		5,300	4,578
UBS Group AG
3.179% due 02/11/2043 •		1,400	1,036
3.750% due 03/26/2025		500	490
4.194% due 04/01/2031 •		600	559
4.375% due 02/10/2031 •(i)(j)		3,900	3,090
4.875% due 02/12/2027 •(i)(j)		6,400	5,781
5.959% due 01/12/2034 •		7,200	7,450
6.442% due 08/11/2028 •		10,650	11,067
6.537% due 08/12/2033 •		8,700	9,290
UDR, Inc. 4.400% due 01/26/2029		700	676
UniCredit SpA
5.459% due 06/30/2035 •		1,294	1,219
7.296% due 04/02/2034 •		1,400	1,441
Unum Group 4.500% due 12/15/2049		3,100	2,451
VICI Properties LP
3.875% due 02/15/2029		2,800	2,574
4.500% due 01/15/2028		400	382
5.625% due 05/15/2052		2,000	1,920
5.750% due 02/01/2027		1,900	1,907
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	412
5.700% due 07/15/2043		630	618
WEA Finance LLC 3.750% due 09/17/2024		900	884
Wells Fargo & Co.
3.068% due 04/30/2041 •		2,500	1,893
3.350% due 03/02/2033 •		6,600	5,767
4.611% due 04/25/2053 •		11,300	10,172
4.650% due 11/04/2044		70	62
5.557% due 07/25/2034		17,700	18,030
6.491% due 10/23/2034		2,200	2,395
Wells Fargo Bank NA 6.600% due 01/15/2038		3,700	4,128
Welltower OP LLC
4.950% due 09/01/2048		2,950	2,796
5.125% due 03/15/2043		800	744
6.500% due 03/15/2041		925	1,021
Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	6,601
6.950% due 10/01/2027		16,922	18,123
7.375% due 03/15/2032		681	791
Willis North America, Inc.
3.875% due 09/15/2049		725	562
5.350% due 05/15/2033		1,500	1,516
Yango Justice International Ltd.
7.500% due 04/15/2024 ^(d)		1,600	9
7.500% due 02/17/2025 ^(d)		300	3

			717,531

INDUSTRIALS 31.9%
7-Eleven, Inc. 2.800% due 02/10/2051		3,000	1,932
AbbVie, Inc.
4.050% due 11/21/2039		2,900	2,620
4.250% due 11/21/2049		21,000	18,728
4.400% due 11/06/2042		2,970	2,757
4.450% due 05/14/2046		7,000	6,435
4.700% due 05/14/2045		900	857
4.750% due 03/15/2045		3,000	2,888

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.850% due 06/15/2044		3,300	3,215
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,289
Acushnet Co. 7.375% due 10/15/2028		300	313
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,570	1,287
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		707	570
AEP Transmission Co. LLC 4.250% due 09/15/2048		300	259
Aetna, Inc. 4.125% due 11/15/2042		25	21
Air Canada Pass-Through Trust 3.300% due 07/15/2031		595	535
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,530	1,489
Alcon Finance Corp. 3.800% due 09/23/2049		2,200	1,778
Alibaba Group Holding Ltd. 4.200% due 12/06/2047		6,200	5,068
Altice France SA 3.375% due 01/15/2028	EUR	2,200	1,934
Altria Group, Inc.
3.125% due 06/15/2031		800	803
3.875% due 09/16/2046		$3,200	2,403
5.800% due 02/14/2039		3,300	3,367
Amazon.com, Inc.
2.700% due 06/03/2060		6,400	4,239
4.100% due 04/13/2062		1,200	1,061
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,956	1,784
3.375% due 11/01/2028		2,876	2,638
3.575% due 07/15/2029		667	623
3.650% due 02/15/2029		2,777	2,574
4.000% due 01/15/2027		312	300
Amgen, Inc.
2.800% due 08/15/2041		100	73
3.375% due 02/21/2050		10,700	7,975
4.563% due 06/15/2048		2,610	2,360
4.663% due 06/15/2051		5,053	4,600
4.875% due 03/01/2053		5,400	5,052
5.650% due 03/02/2053		6,000	6,317
5.750% due 03/02/2063		4,800	5,042
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		600	522
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	9,973
4.900% due 02/01/2046		3,400	3,335
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		4,100	3,779
4.950% due 01/15/2042		5,600	5,610
Apple, Inc. 4.850% due 05/10/2053		14,200	14,487
Aptiv PLC 4.150% due 05/01/2052		1,500	1,189
ArcelorMittal SA 6.800% due 11/29/2032		3,100	3,355
Arrow Electronics, Inc. 2.950% due 02/15/2032		1,500	1,269
Bacardi Ltd. 5.300% due 05/15/2048		3,600	3,451
BAE Systems PLC 3.000% due 09/15/2050		1,800	1,272
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		300	222
BAT Capital Corp. 6.421% due 08/02/2033		7,400	7,749
Bayer U.S. Finance LLC
4.400% due 07/15/2044		6,000	4,749
4.625% due 06/25/2038		1,800	1,557
4.700% due 07/15/2064		75	58
4.875% due 06/25/2048		3,400	2,871
6.875% due 11/21/2053		800	853
Berry Global, Inc. 1.570% due 01/15/2026		1,400	1,301
Biogen, Inc. 3.250% due 02/15/2051		1,122	806
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,100	1,878
Boeing Co.
3.625% due 02/01/2031		7,900	7,341
3.650% due 03/01/2047		800	594
5.705% due 05/01/2040		6,400	6,624
5.805% due 05/01/2050		7,400	7,668
5.930% due 05/01/2060		7,760	8,049

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	1,500	1,066
Booz Allen Hamilton, Inc. 5.950% due 08/04/2033	900	952
Boston Scientific Corp. 4.700% due 03/01/2049	1,516	1,459
BP Capital Markets America, Inc. 3.060% due 06/17/2041	800	619
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	1,200	944
4.250% due 10/26/2049	630	547
British Airways Pass-Through Trust
3.300% due 06/15/2034	3,012	2,684
4.125% due 03/20/2033	1,979	1,803
Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,649
3.137% due 11/15/2035	1,728	1,420
3.187% due 11/15/2036	1,611	1,306
3.419% due 04/15/2033	7,649	6,722
3.469% due 04/15/2034	5,300	4,613
3.500% due 02/15/2041	5,300	4,206
4.150% due 11/15/2030	1,650	1,577
4.300% due 11/15/2032	3,500	3,360
4.926% due 05/15/2037	5,843	5,658
Burlington Northern Santa Fe LLC
4.450% due 01/15/2053	1,002	946
5.200% due 04/15/2054	12,798	13,335
Caesars Entertainment, Inc. 7.000% due 02/15/2030	2,700	2,770
Canadian Pacific Railway Co.
3.100% due 12/02/2051	1,500	1,085
3.500% due 05/01/2050	4,234	3,255
6.125% due 09/15/2115	6,470	7,243
Carnival Corp. 7.000% due 08/15/2029	900	940
Carrier Global Corp. 6.200% due 03/15/2054	700	810
CDW LLC 3.569% due 12/01/2031	1,900	1,688
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	470	420
Cellnex Finance Co. SA 3.875% due 07/07/2041	600	465
Centene Corp. 4.625% due 12/15/2029	1,900	1,824
CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,171
5.375% due 03/15/2044	2,800	2,680
Champion Path Holdings Ltd. 4.850% due 01/27/2028	2,100	1,805
Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,769
3.700% due 04/01/2051	11,000	7,166
3.850% due 04/01/2061	9,600	5,991
3.900% due 06/01/2052	3,800	2,559
3.950% due 06/30/2062	3,800	2,395
4.400% due 12/01/2061	3,100	2,146
4.800% due 03/01/2050	4,900	3,799
5.250% due 04/01/2053	1,800	1,510
5.375% due 05/01/2047	5,100	4,342
5.750% due 04/01/2048	1,525	1,355
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,038
3.700% due 11/15/2029	6,500	6,143
Cheniere Energy Partners LP 3.250% due 01/31/2032	2,100	1,792
Children's Hospital Corp. 4.115% due 01/01/2047	25	22
Cigna Group
3.875% due 10/15/2047	115	94
4.900% due 12/15/2048	40	38
Cleveland Clinic Foundation 4.858% due 01/01/2114	45	42
Comcast Corp.
2.937% due 11/01/2056	12,149	7,998
3.999% due 11/01/2049	25	21
5.500% due 05/15/2064	3,800	4,003
Conagra Brands, Inc. 5.300% due 11/01/2038	6,500	6,374
Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,071
5.250% due 11/15/2048	3,500	3,471
Continental Resources, Inc. 5.750% due 01/15/2031	2,200	2,192
CoStar Group, Inc. 2.800% due 07/15/2030	800	681

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	3,524
CRH America, Inc. 5.125% due 05/18/2045	30	30
CSL Finanace PLC Co. 4.625% due 04/27/2042	900	859
CSN Resources SA
4.625% due 06/10/2031	1,900	1,555
5.875% due 04/08/2032	3,900	3,396
CSX Corp.
3.800% due 11/01/2046	75	62
4.250% due 11/01/2066	20	17
CVS Health Corp.
4.780% due 03/25/2038	705	668
5.300% due 12/05/2043	6,700	6,495
5.625% due 02/21/2053	8,600	8,730
5.875% due 06/01/2053	3,200	3,370
CVS Pass-Through Trust
4.704% due 01/10/2036	1,277	1,187
7.507% due 01/10/2032	10,162	10,692
8.353% due 07/10/2031	219	237
Daimler Truck Finance North America LLC 2.500% due 12/14/2031	1,200	996
Dell International LLC
3.450% due 12/15/2051	2,385	1,727
6.020% due 06/15/2026	782	801
8.100% due 07/15/2036	3,128	3,851
Delta Air Lines, Inc.
2.900% due 10/28/2024	3,000	2,922
4.750% due 10/20/2028	2,600	2,559
7.375% due 01/15/2026	2,262	2,340
Devon Energy Corp. 4.750% due 05/15/2042	2,390	2,092
Discovery Communications LLC 4.000% due 09/15/2055	3,000	2,138
DT Midstream, Inc. 4.300% due 04/15/2032	2,900	2,611
Eastern Gas Transmission & Storage, Inc. 4.600% due 12/15/2044	1,200	1,024
Ecopetrol SA 7.375% due 09/18/2043	3,750	3,584
Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,277
4.650% due 01/15/2043	1,435	1,331
4.850% due 08/15/2054	85	75
5.100% due 01/15/2044	500	490
5.125% due 02/15/2053	8,100	8,120
Eli Lilly & Co. 4.950% due 02/27/2063	5,100	5,289
Embotelladora Andina SA 3.950% due 01/21/2050	800	611
Enbridge Energy Partners LP 5.500% due 09/15/2040	500	493
Enbridge, Inc.
4.500% due 06/10/2044	271	232
6.700% due 11/15/2053	4,400	5,123
Energy Transfer LP
5.000% due 05/15/2044	4,857	4,272
5.150% due 03/15/2045	11,100	10,201
5.300% due 04/01/2044	1,400	1,291
5.350% due 05/15/2045	2,465	2,295
6.125% due 12/15/2045	2,819	2,846
6.550% due 12/01/2033	2,600	2,825
Entergy Louisiana LLC 4.200% due 04/01/2050	4,200	3,558
Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	5,208
4.850% due 03/15/2044	6,579	6,333
4.950% due 10/15/2054	830	804
8.638% (TSFR3M + 3.248%) due 08/16/2077 ~	1,450	1,443
EQM Midstream Partners LP 6.500% due 07/15/2048	1,600	1,642
Estee Lauder Cos., Inc. 5.150% due 05/15/2053	1,000	1,019
Expedia Group, Inc. 3.250% due 02/15/2030	900	826
Exxon Mobil Corp. 4.114% due 03/01/2046	90	80
Ferguson Finance PLC 3.250% due 06/02/2030	700	627
Fidelity National Information Services, Inc.
5.100% due 07/15/2032	1,500	1,533
5.625% due 07/15/2052	500	509
Fiserv, Inc. 4.400% due 07/01/2049	1,355	1,196

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Flex Intermediate Holdco LLC 3.363% due 06/30/2031	7,300	5,981
Flex Ltd. 4.875% due 06/15/2029	2,000	1,968
Ford Foundation 2.815% due 06/01/2070	1,600	1,022
Fortune Star BVI Ltd. 6.850% due 07/02/2024	2,300	2,228
Fox Corp. 5.576% due 01/25/2049	2,425	2,341
GATX Corp. 4.500% due 03/30/2045	1,038	856
GE Capital Funding LLC 4.550% due 05/15/2032	3,992	3,910
Gilead Sciences, Inc. 4.150% due 03/01/2047	3,465	3,020
Global Payments, Inc.
3.200% due 08/15/2029	1,200	1,089
4.150% due 08/15/2049	1,700	1,348
5.950% due 08/15/2052	300	306
Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042	1,900	2,012
Haleon U.S. Capital LLC 4.000% due 03/24/2052	1,000	848
HCA, Inc.
3.500% due 07/15/2051	4,900	3,457
4.375% due 03/15/2042	2,040	1,726
4.625% due 03/15/2052	3,100	2,641
5.125% due 06/15/2039	2,400	2,290
5.250% due 06/15/2049	2,600	2,420
5.900% due 06/01/2053	800	821
HEICO Corp. 5.350% due 08/01/2033	1,600	1,639
Helmerich & Payne, Inc. 2.900% due 09/29/2031	3,050	2,566
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	3,600	2,958
Holcim Finance U.S. LLC 4.750% due 09/22/2046	1,421	1,272
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028	1,600	1,681
Humana, Inc.
4.625% due 12/01/2042	40	37
4.800% due 03/15/2047	1,600	1,494
5.500% due 03/15/2053	2,770	2,879
5.875% due 03/01/2033	630	671
Hyatt Hotels Corp.
4.375% due 09/15/2028	800	778
5.750% due 04/23/2030	900	931
Imperial Brands Finance PLC
3.875% due 07/26/2029	3,800	3,548
6.125% due 07/27/2027	2,600	2,672
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,700	1,307
Intel Corp.
3.200% due 08/12/2061	5,000	3,450
5.700% due 02/10/2053	7,000	7,575
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,144	968
Johnson Controls, Inc.
4.950% due 07/02/2064	20	18
5.700% due 03/01/2041	55	51
Kaiser Foundation Hospitals 4.150% due 05/01/2047	520	460
Kenvue, Inc. 5.050% due 03/22/2053	2,000	2,071
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	40	34
6.950% due 01/15/2038	270	297
7.400% due 03/15/2031	100	111
Kinder Morgan, Inc.
5.200% due 06/01/2033	9,550	9,498
6.950% due 06/01/2028	3,795	3,962
7.420% due 02/15/2037	2,980	3,234
8.050% due 10/15/2030	3,825	4,417
Kinetik Holdings LP 6.625% due 12/15/2028	700	714
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,900	1,755
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,308
3.200% due 08/08/2024	200	196
3.900% due 08/08/2029	4,400	4,060
Leidos, Inc. 4.375% due 05/15/2030	250	240

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Lenovo Group Ltd. 3.421% due 11/02/2030	1,600	1,414
Lockheed Martin Corp.
4.300% due 06/15/2062	5,000	4,487
5.200% due 02/15/2055	6,000	6,304
Lowe's Cos., Inc. 2.800% due 09/15/2041	2,700	1,975
Marathon Petroleum Corp. 6.500% due 03/01/2041	1,800	1,937
Marriott International, Inc.
3.500% due 10/15/2032	200	178
4.625% due 06/15/2030	5,300	5,208
5.000% due 10/15/2027	8,800	8,910
Marvell Technology, Inc. 2.950% due 04/15/2031	4,000	3,497
Masco Corp. 4.500% due 05/15/2047	2,200	1,899
McDonald's Corp.
4.450% due 09/01/2048	25	23
4.875% due 12/09/2045	85	84
MDC Holdings, Inc. 3.966% due 08/06/2061	500	326
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	3,280	3,184
5.250% due 04/26/2026	800	772
5.375% due 12/04/2029	1,500	1,327
5.750% due 07/21/2028	1,200	1,112
Memorial Sloan-Kettering Cancer Center 4.125% due 07/01/2052	40	35
MGM China Holdings Ltd.
4.750% due 02/01/2027	4,808	4,578
5.250% due 06/18/2025	1,700	1,671
5.875% due 05/15/2026	1,538	1,507
Micron Technology, Inc. 3.477% due 11/01/2051	7,300	5,298
Microsoft Corp. 2.500% due 09/15/2050	6,900	4,666
Moody's Corp.
3.100% due 11/29/2061	4,000	2,709
4.875% due 12/17/2048	35	33
MPLX LP
4.500% due 04/15/2038	25	22
4.900% due 04/15/2058	1,900	1,617
4.950% due 03/14/2052	700	624
5.200% due 03/01/2047	900	837
5.200% due 12/01/2047	60	55
Netflix, Inc.
4.875% due 04/15/2028	1,700	1,724
5.375% due 11/15/2029	700	724
New York & Presbyterian Hospital 4.063% due 08/01/2056	45	38
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028	800	861
Newmont Corp. 5.750% due 11/15/2041	3,225	3,338
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	4,500	4,308
4.810% due 09/17/2030	200	187
Norfolk Southern Corp.
3.155% due 05/15/2055	3,600	2,536
4.550% due 06/01/2053	1,300	1,189
5.950% due 03/15/2064	1,500	1,676
Northern Natural Gas Co. 4.300% due 01/15/2049	5,000	4,188
Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	1,910
4.260% due 11/01/2047	30	25
Novartis Capital Corp. 4.400% due 05/06/2044	35	34
NVR, Inc. 3.000% due 05/15/2030	3,600	3,209
NXP BV
3.400% due 05/01/2030	1,000	919
4.300% due 06/18/2029	4,000	3,889
5.550% due 12/01/2028	600	618
Occidental Petroleum Corp.
6.600% due 03/15/2046	900	976
6.625% due 09/01/2030	1,800	1,917
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (g)(i)	1,253	43
ONE Gas, Inc.
4.500% due 11/01/2048	20	18
4.658% due 02/01/2044	50	45
ONEOK Partners LP 6.125% due 02/01/2041	7,125	7,462

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Oracle Corp.
3.600% due 04/01/2050		8,391	6,223
3.650% due 03/25/2041 (k)		5,700	4,527
3.850% due 04/01/2060		10,715	7,780
3.950% due 03/25/2051 (k)		15,900	12,475
4.100% due 03/25/2061 (k)		8,500	6,491
4.375% due 05/15/2055		1,100	914
4.900% due 02/06/2033		800	797
Owens Corning
4.300% due 07/15/2047		1,618	1,422
4.400% due 01/30/2048		700	611
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		6,600	6,189
Petroleos Mexicanos 10.000% due 02/07/2033		3,300	3,317
Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043		10,700	10,668
5.300% due 05/19/2053		4,200	4,291
5.340% due 05/19/2063		1,900	1,920
Philip Morris International, Inc. 3.875% due 08/21/2042		2,600	2,132
Pioneer Natural Resources Co. 7.200% due 01/15/2028		17,016	18,296
Prosus NV
3.680% due 01/21/2030		1,000	876
3.832% due 02/08/2051		2,700	1,698
4.987% due 01/19/2052		400	301
Quanta Services, Inc. 3.050% due 10/01/2041		4,000	2,941
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		900	740
Reliance Industries Ltd.
3.625% due 01/12/2052		500	367
3.750% due 01/12/2062		2,900	2,096
ReNew Pvt Ltd. 5.875% due 03/05/2027		1,077	1,031
Reynolds American, Inc.
5.850% due 08/15/2045		1,500	1,407
6.150% due 09/15/2043		500	496
7.250% due 06/15/2037		660	719
Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,200	2,016
4.950% due 07/15/2029		3,000	2,872
Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	4,971
4.500% due 03/15/2042		1,800	1,590
4.550% due 03/15/2052		1,800	1,572
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	100	128
Royalty Pharma PLC 3.550% due 09/02/2050		$4,300	3,058
RTX Corp.
4.050% due 05/04/2047		2,705	2,259
4.350% due 04/15/2047		700	610
4.450% due 11/16/2038		800	737
6.100% due 03/15/2034		5,000	5,428
S&P Global, Inc. 3.250% due 12/01/2049		3,000	2,247
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	784
4.500% due 05/15/2030		7,200	7,039
Sands China Ltd. 5.650% due 08/08/2028		400	397
Santos Finance Ltd.
3.649% due 04/29/2031		4,500	3,922
6.875% due 09/19/2033		1,300	1,380
Saudi Arabian Oil Co. 3.500% due 11/24/2070		5,000	3,450
Seadrill Finance Ltd. 8.375% due 08/01/2030		400	418
Southern Co.
3.750% due 09/15/2051 •		5,000	4,565
4.250% due 07/01/2036		3,640	3,343
Southern Natural Gas Co. LLC
4.800% due 03/15/2047		65	55
7.350% due 02/15/2031		1,400	1,492
Spectra Energy Partners LP 4.500% due 03/15/2045		1,675	1,438
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		8,800	7,794
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		732	673
Starbucks Corp. 4.500% due 11/15/2048		40	37
Stryker Corp. 4.850% due 12/08/2028		400	405

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Studio City Co. Ltd. 7.000% due 02/15/2027		4,800	4,727
Sutter Health
3.161% due 08/15/2040		350	275
3.361% due 08/15/2050		400	297
T-Mobile USA, Inc.
3.300% due 02/15/2051		4,700	3,399
3.400% due 10/15/2052		10,900	7,948
3.500% due 04/15/2031		200	183
3.600% due 11/15/2060		11,300	8,237
3.875% due 04/15/2030		6,695	6,351
5.650% due 01/15/2053		4,200	4,377
Tapestry, Inc. 7.850% due 11/27/2033		1,500	1,601
Targa Resources Corp. 4.950% due 04/15/2052		500	440
Target Corp. 4.500% due 09/15/2032		550	556
TD SYNNEX Corp. 2.650% due 08/09/2031		1,500	1,214
Telefonica Emisiones SA 4.895% due 03/06/2048		3,500	3,091
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,084
8.375% due 06/15/2032		1,275	1,488
Time Warner Cable LLC
4.500% due 09/15/2042		820	645
5.250% due 07/15/2042	GBP	800	906
5.500% due 09/01/2041		$6,225	5,393
5.875% due 11/15/2040		4,520	4,098
6.550% due 05/01/2037		1,400	1,381
6.750% due 06/15/2039		4,984	4,949
7.300% due 07/01/2038		6,900	7,124
TopBuild Corp. 4.125% due 02/15/2032		1,600	1,426
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		4,400	4,041
7.625% due 01/15/2039		1,925	2,310
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048		4,440	4,006
Travel & Leisure Co. 4.625% due 03/01/2030		2,200	1,970
Trimble, Inc. 6.100% due 03/15/2033		800	857
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	654
Unigel Luxembourg SA 8.750% due 10/01/2026 ^		2,200	605
Union Pacific Corp. 3.875% due 02/01/2055		35	29
United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,668	4,807
3.100% due 01/07/2030		410	375
3.450% due 01/07/2030		3,349	2,992
4.000% due 10/11/2027		428	409
4.150% due 02/25/2033		1,817	1,680
4.300% due 02/15/2027		38	37
4.550% due 08/25/2031		3,206	2,850
5.875% due 04/15/2029		2,329	2,361
UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	138
3.875% due 08/15/2059		7,100	5,791
5.050% due 04/15/2053		1,900	1,921
5.200% due 04/15/2063		8,800	8,993
6.050% due 02/15/2063		300	346
University of Southern California 5.250% due 10/01/2111		40	41
UPMC 5.035% due 05/15/2033		1,100	1,114
Vale Overseas Ltd. 6.875% due 11/10/2039		1,300	1,429
Var Energi ASA 8.000% due 11/15/2032		1,200	1,349
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,400	2,180
3.875% due 11/01/2033		5,500	4,668
Venture Global LNG, Inc.
8.375% due 06/01/2031		200	200
9.875% due 02/01/2032		1,000	1,042
Verisk Analytics, Inc. 3.625% due 05/15/2050		2,000	1,517
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(d)		754	4
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,348

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

VMware, Inc.
2.200% due 08/15/2031	$5,900	4,892
3.900% due 08/21/2027	400	388
4.700% due 05/15/2030	2,100	2,073
Warnermedia Holdings, Inc.
5.141% due 03/15/2052	5,300	4,552
5.391% due 03/15/2062	11,000	9,432
Waste Connections, Inc. 4.200% due 01/15/2033	4,200	4,081
West Virginia United Health System Obligated Group 3.129% due 06/01/2050	800	530
Western Midstream Operating LP 5.300% due 03/01/2048	1,500	1,308
Williams Cos., Inc.
3.500% due 10/15/2051	3,500	2,559
5.100% due 09/15/2045	400	378
Woodside Finance Ltd.
3.650% due 03/05/2025	100	98
3.700% due 09/15/2026	1,300	1,250
3.700% due 03/15/2028	1,126	1,058
Workday, Inc. 3.800% due 04/01/2032	4,500	4,193
Wynn Macau Ltd.
5.500% due 10/01/2027	5,100	4,822
5.625% due 08/26/2028	3,850	3,569
Yara International ASA
3.148% due 06/04/2030	100	87
4.750% due 06/01/2028	1,100	1,074
Yellowstone Energy LP 5.750% due 12/31/2026 «	730	728
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	205	186
4.450% due 08/15/2045	2,397	2,114

		1,065,088

UTILITIES 15.2%
AEP Texas, Inc.
2.100% due 07/01/2030	700	588
4.150% due 05/01/2049	1,600	1,297
Alabama Power Co.
3.450% due 10/01/2049	2,100	1,586
4.150% due 08/15/2044	35	30
Ameren Illinois Co. 3.250% due 03/15/2050	1,000	738
Appalachian Power Co. 4.500% due 08/01/2032	3,100	2,986
Arizona Public Service Co.
3.350% due 05/15/2050	1,500	1,067
3.500% due 12/01/2049	1,400	1,003
4.500% due 04/01/2042	700	613
AT&T, Inc.
3.500% due 09/15/2053	6,630	4,817
3.550% due 09/15/2055	15,089	10,859
3.650% due 06/01/2051	8,300	6,257
3.650% due 09/15/2059	34,318	24,625
3.800% due 12/01/2057	30,117	22,413
Atmos Energy Corp. 4.125% due 10/15/2044	25	22
Baltimore Gas & Electric Co. 3.200% due 09/15/2049	4,000	2,916
Berkshire Hathaway Energy Co.
4.600% due 05/01/2053	1,000	893
5.150% due 11/15/2043	85	84
Black Hills Corp. 3.875% due 10/15/2049	1,900	1,424
Brooklyn Union Gas Co. 4.487% due 03/04/2049	1,200	952
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051	2,500	1,902
Cleco Corporate Holdings LLC 4.973% due 05/01/2046	400	337
Columbia Pipeline Group, Inc. 5.800% due 06/01/2045	50	50
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043	1,500	1,609
6.544% due 11/15/2053	2,000	2,206
6.714% due 08/15/2063	1,200	1,326
Comision Federal de Electricidad 5.750% due 02/14/2042	55	48
Commonwealth Edison Co.
3.650% due 06/15/2046	55	43
4.000% due 03/01/2048	700	595
Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061	9,880	7,423
3.700% due 11/15/2059	1,700	1,271

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.500% due 05/15/2058	5,800	5,038
4.625% due 12/01/2054	40	36
4.650% due 12/01/2048	1,900	1,723
Constellation Energy Generation LLC
5.600% due 06/15/2042	2,195	2,197
5.800% due 03/01/2033	3,800	3,997
Consumers Energy Co.
4.050% due 05/15/2048	2,500	2,182
4.200% due 09/01/2052	3,100	2,733
Dominion Energy, Inc.
2.250% due 08/15/2031	2,700	2,238
5.950% due 06/15/2035	35	37
DTE Electric Co.
4.050% due 05/15/2048	1,600	1,361
5.400% due 04/01/2053	3,000	3,155
Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,954
5.350% due 01/15/2053	6,800	6,981
5.400% due 01/15/2054	7,500	7,748
Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,457
3.500% due 06/15/2051	11,400	8,393
3.950% due 08/15/2047	2,300	1,835
4.800% due 12/15/2045	85	78
Duke Energy Florida LLC
3.400% due 10/01/2046	55	41
4.200% due 07/15/2048	25	22
Duke Energy Ohio, Inc. 5.650% due 04/01/2053	1,300	1,364
Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	745
3.600% due 09/15/2047	900	693
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	700	583
E.ON International Finance BV 6.650% due 04/30/2038	600	666
Edison International
5.750% due 06/15/2027	1,400	1,431
8.125% due 06/15/2053 •	1,800	1,842
Electricite de France SA
4.875% due 09/21/2038	900	834
4.950% due 10/13/2045	2,150	1,954
6.900% due 05/23/2053	400	453
9.125% due 03/15/2033 (i)	2,000	2,238
Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	1,734
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	2,097	1,990
Enel Finance America LLC 2.875% due 07/12/2041	9,750	6,648
Enel Finance International NV
4.750% due 05/25/2047	3,000	2,620
5.000% due 06/15/2032	2,000	1,952
5.500% due 06/15/2052	3,300	3,123
Entergy Arkansas LLC 5.150% due 01/15/2033	2,800	2,857
Entergy Corp. 3.750% due 06/15/2050	4,000	3,025
Exelon Corp. 5.625% due 06/15/2035	200	204
FirstEnergy Transmission LLC 5.450% due 07/15/2044	6,330	6,138
Florida Power & Light Co.
4.125% due 06/01/2048	120	105
4.550% due 10/01/2044	4,000	3,608
FORESEA Holding SA 7.500% due 06/15/2030	659	611
Georgia Power Co.
3.250% due 03/15/2051	3,000	2,174
4.300% due 03/15/2042	80	71
4.750% due 09/01/2040	1,000	933
Indiana Michigan Power Co.
4.250% due 08/15/2048	20	17
4.550% due 03/15/2046	400	359
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,600	1,481
ITC Holdings Corp. 5.400% due 06/01/2033	2,300	2,355
Jersey Central Power & Light Co. 6.150% due 06/01/2037	250	266
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	1,992
KeySpan Gas East Corp. 3.586% due 01/18/2052	3,000	2,089
MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,841

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.250% due 05/01/2046	3,450	3,009
4.250% due 07/15/2049	14,325	12,503
5.850% due 09/15/2054	2,100	2,329
Mississippi Power Co. 4.250% due 03/15/2042	1,700	1,453
Monongahela Power Co. 5.400% due 12/15/2043	4,224	4,146
Nevada Power Co. 3.125% due 08/01/2050	5,300	3,679
New England Power Co. 3.800% due 12/05/2047	6,300	4,981
New York State Electric & Gas Corp. 3.300% due 09/15/2049	500	343
NGPL PipeCo LLC 7.768% due 12/15/2037	800	892
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,099
5.783% due 09/16/2052	1,050	1,089
NiSource, Inc.
3.950% due 03/30/2048	1,245	1,009
4.375% due 05/15/2047	1,800	1,556
5.800% due 02/01/2042	300	298
Northern States Power Co. 5.100% due 05/15/2053	11,600	11,718
NSTAR Electric Co. 4.950% due 09/15/2052	1,300	1,270
Oglethorpe Power Corp.
4.500% due 04/01/2047	1,000	849
6.200% due 12/01/2053	2,700	2,903
Ohio Power Co.
2.900% due 10/01/2051	2,700	1,832
4.000% due 06/01/2049	85	69
Oi SA 10.000% due 07/27/2025 ^(d)	1,400	70
Oncor Electric Delivery Co. LLC 3.800% due 06/01/2049	110	90
ONEOK, Inc.
5.200% due 07/15/2048	9,862	9,265
6.625% due 09/01/2053	4,700	5,266
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	1,982
3.250% due 06/01/2031	1,500	1,300
3.300% due 08/01/2040	2,700	1,981
3.500% due 08/01/2050	7,850	5,436
3.750% due 07/01/2028	2,400	2,250
3.950% due 12/01/2047	4,800	3,523
4.000% due 12/01/2046	100	73
4.300% due 03/15/2045	1,600	1,256
4.500% due 07/01/2040	4,200	3,559
4.500% due 12/15/2041	2,900	2,278
4.550% due 07/01/2030	5,700	5,434
4.650% due 08/01/2028	1,300	1,249
4.750% due 02/15/2044	1,200	1,005
4.950% due 07/01/2050	4,200	3,597
5.250% due 03/01/2052	2,700	2,406
6.700% due 04/01/2053	5,300	5,766
PacifiCorp
4.150% due 02/15/2050	200	162
5.350% due 12/01/2053	8,000	7,707
6.000% due 01/15/2039	90	94
PECO Energy Co. 4.375% due 08/15/2052	5,700	5,137
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050	4,000	3,103
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	2,017
3.640% due 11/01/2046	1,000	744
5.400% due 06/15/2033	700	720
PPL Electric Utilities Corp. 5.250% due 05/15/2053	3,500	3,614
Puget Energy, Inc. 4.100% due 06/15/2030	500	459
Puget Sound Energy, Inc. 4.223% due 06/15/2048	2,700	2,280
Rio Oil Finance Trust 8.200% due 04/06/2028	1,500	1,537
San Diego Gas & Electric Co.
3.700% due 03/15/2052	2,200	1,711
3.750% due 06/01/2047	1,895	1,523
4.100% due 06/15/2049	1,578	1,304
4.150% due 05/15/2048	2,795	2,386
4.500% due 08/15/2040	2,700	2,479
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	5,100	5,167
Sempra
4.000% due 02/01/2048	925	762

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.500% due 08/01/2033		2,000	2,075
6.000% due 10/15/2039		2,935	3,099
Southern California Edison Co.
2.950% due 02/01/2051		900	612
3.600% due 02/01/2045		1,400	1,090
3.900% due 12/01/2041		3,800	3,102
3.900% due 03/15/2043		8,500	6,974
4.000% due 04/01/2047		8,938	7,305
4.050% due 03/15/2042		2,000	1,689
4.125% due 03/01/2048		700	589
4.650% due 10/01/2043		2,300	2,104
4.875% due 03/01/2049		1,000	919
5.450% due 06/01/2052		3,100	3,100
5.625% due 02/01/2036		2,879	2,939
5.950% due 02/01/2038		1,500	1,575
6.050% due 03/15/2039		4,500	4,780
6.650% due 04/01/2029		1,000	1,067
Southern California Gas Co.
3.750% due 09/15/2042		1,600	1,292
3.950% due 02/15/2050		3,500	2,786
5.125% due 11/15/2040		300	298
5.200% due 06/01/2033		6,400	6,586
Southern Co. Gas Capital Corp.
3.950% due 10/01/2046		50	39
4.400% due 05/30/2047		3,400	2,895
Southern Power Co.
4.950% due 12/15/2046		85	77
5.150% due 09/15/2041		65	62
5.250% due 07/15/2043		500	474
Southwest Gas Corp. 4.050% due 03/15/2032		1,580	1,482
Southwestern Electric Power Co.
3.250% due 11/01/2051		6,760	4,569
6.200% due 03/15/2040		8,200	8,733
Southwestern Public Service Co. 3.750% due 06/15/2049		1,600	1,227
Tampa Electric Co. 5.000% due 07/15/2052		3,900	3,728
Targa Resources Partners LP 4.000% due 01/15/2032		1,475	1,349
Telecom Italia SpA 7.875% due 07/31/2028	EUR	1,700	2,090
Tucson Electric Power Co. 5.500% due 04/15/2053		$2,100	2,147
Union Electric Co. 5.450% due 03/15/2053		2,800	2,892
Verizon Communications, Inc.
2.850% due 09/03/2041		6,750	4,992
2.875% due 11/20/2050		3,000	2,042
2.987% due 10/30/2056		3,887	2,583
3.000% due 11/20/2060		21,700	14,242
4.862% due 08/21/2046		3,500	3,343
Virginia Electric & Power Co.
2.450% due 12/15/2050		1,850	1,138
2.950% due 11/15/2051		9,900	6,747
3.800% due 09/15/2047		300	240
Vistra Operations Co. LLC 4.300% due 07/15/2029		2,000	1,874
Vodafone Group PLC
4.375% due 02/19/2043		400	349
4.875% due 06/19/2049		1,980	1,797
5.125% due 06/04/2081 •		3,900	2,951
5.750% due 02/10/2063		1,100	1,118
Washington Gas Light Co. 3.650% due 09/15/2049		900	678
Xcel Energy, Inc. 4.800% due 09/15/2041		40	36

			508,776

Total Corporate Bonds & Notes (Cost $2,598,381)			2,291,395

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (1.000% PIK) 1.000% due 09/30/2032 (c)		457	35

Total Convertible Bonds & Notes (Cost $56)			35

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.2%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049		2,300	2,589

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	3,034
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	787
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	440	416
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	835	775

		7,601

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	9,671	11,018

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	355	356
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,000	2,140

		2,496

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	918

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	4,750	5,189
7.834% due 02/15/2041	4,990	6,242
8.084% due 02/15/2050	1,000	1,355

		12,786

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,683

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	4,570
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	36

		4,606

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,015	1,107

Total Municipal Bonds & Notes (Cost $50,831)		53,215

U.S. GOVERNMENT AGENCIES 9.5%
Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2054	5,800	5,131
3.500% due 02/01/2054	22,000	20,206
4.000% due 01/01/2054 - 02/01/2054	128,800	121,927
4.500% due 02/01/2054	30,400	29,489
5.000% due 01/01/2054 - 02/01/2054	39,100	38,693
5.500% due 02/01/2054	8,300	8,338
6.000% due 02/01/2054	84,800	86,108
6.500% due 02/01/2054	6,800	6,968

Total U.S. Government Agencies (Cost $312,455)		316,860

U.S. TREASURY OBLIGATIONS 33.5%
U.S. Treasury Bonds
1.750% due 08/15/2041 (o)	3,100	2,157
1.875% due 02/15/2041 (m)(o)(q)	252,259	181,498
2.000% due 11/15/2041 (m)(o)(q)	142,400	103,054
2.250% due 05/15/2041 (o)	50,000	38,110
2.375% due 02/15/2042	37,400	28,712
2.500% due 02/15/2045 (o)	38,400	29,092
2.750% due 08/15/2047	25,300	19,711
2.750% due 11/15/2047	5,200	4,049
2.875% due 05/15/2052 (o)(q)	9,200	7,328
3.000% due 05/15/2047	32,300	26,395
3.000% due 08/15/2048 (o)	160,500	130,707
3.125% due 08/15/2044 (o)(q)	8,200	6,947
3.375% due 08/15/2042 (o)	30,000	26,763
3.625% due 02/15/2053	15,400	14,225
4.000% due 11/15/2042 (m)(o)(q)	114,100	110,922

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.375% due 08/15/2043	72,000	73,519
4.750% due 11/15/2053 (m)	120,000	134,597
U.S. Treasury Inflation Protected Securities (h)
0.750% due 02/15/2045	4,757	3,724
0.875% due 02/15/2047	8,125	6,411
1.500% due 02/15/2053	19,769	17,943
U.S. Treasury Notes
3.875% due 05/15/2043 (m)	113,142	107,900
4.125% due 11/15/2032 (m)(o)	43,900	44,640
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	1,500	679

Total U.S. Treasury Obligations (Cost $1,282,949)		1,119,083

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Banc of America Funding Trust
5.500% due 01/25/2036 «	50	48
5.750% due 03/25/2036 «	73	55
Bear Stearns Adjustable Rate Mortgage Trust 4.695% due 11/25/2034 ~	449	427
Bear Stearns ALT-A Trust 4.926% due 11/25/2034 «~	18	16
BX Commercial Mortgage Trust 6.375% due 02/15/2039	2,430	2,389
BX Trust 6.376% due 10/15/2036 •	5,000	4,893
Chase Mortgage Finance Trust 4.663% due 12/25/2037 «~	139	118
Citigroup Commercial Mortgage Trust 3.251% due 05/10/2035	1,315	1,242
COLT Mortgage Loan Trust 6.790% due 12/25/2067 þ	2,236	2,267
Commercial Mortgage Trust 3.178% due 02/10/2035	3,100	2,947
Countrywide Alternative Loan Trust 6.130% due 09/25/2035 •	167	125
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.610% due 07/25/2047 ~	126	116
GSMPS Mortgage Loan Trust 5.820% due 03/25/2035 •	572	504
IndyMac INDX Mortgage Loan Trust 6.070% due 07/25/2035 •	244	196
JP Morgan Mortgage Trust 4.735% due 11/25/2033 «~	6	5
Merrill Lynch Mortgage Investors Trust 4.756% due 05/25/2033 ~	3	3
NAAC Reperforming Loan REMIC Trust 5.920% due 02/25/2035 •	796	638
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	5,319	5,001
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.470% due 08/25/2035 «~	25	25
6.540% due 02/25/2035 •	261	254
OPEN Trust 8.451% due 10/15/2028	988	993
Residential Accredit Loans, Inc. Trust 4.129% due 02/25/2035 ~	380	330
Residential Funding Mortgage Securities, Inc. Trust 4.842% due 02/25/2036 ~	183	161
Sequoia Mortgage Trust 6.437% due 05/20/2034 •	288	273
Structured Adjustable Rate Mortgage Loan Trust 5.806% due 03/25/2034 «~	6	6
Towd Point Mortgage Trust 6.470% due 05/25/2058 •	252	256
WaMu Mortgage Pass-Through Certificates Trust
2.909% due 11/25/2041 ~	132	117
6.350% due 07/25/2044 •	126	116

Total Non-Agency Mortgage-Backed Securities (Cost $23,739)		23,521

ASSET-BACKED SECURITIES 1.5%
ACE Securities Corp. Home Equity Loan Trust 6.265% due 01/25/2035 •	688	637
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	1,507	1,014
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.340% due 07/25/2034 •	95	93
Barings Loan Partners CLO Ltd. 0.000% due 07/20/2033 (b)	1,500	1,500
Bayview Financial Acquisition Trust 6.601% due 05/28/2037 «þ	1	1
Bear Stearns Asset-Backed Securities Trust 6.210% due 01/25/2034 «•	3	3
BPCRE Ltd. 7.758% due 01/16/2037 •	3,000	3,002

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Carlyle Global Market Strategies CLO Ltd. 6.757% due 01/20/2032		2,491	2,491
Cedar Funding CLO Ltd. 6.705% due 05/29/2032		3,100	3,095
ECAF Ltd. 4.947% due 06/15/2040		2,226	1,458
Elmwood CLO Ltd. 6.717% due 10/20/2034		3,000	3,004
JP Morgan Mortgage Acquisition Corp. 6.190% due 12/25/2035 •		43	42
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		582	491
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		1,999	1,710
LCM LP 6.697% due 04/20/2031 •		1,292	1,294
MAPS Ltd. 4.212% due 05/15/2043		722	648
METAL LLC 4.581% due 10/15/2042		1,782	1,105
MF1 Ltd. 6.706% due 02/19/2037 •		3,000	2,952
Northwoods Capital Ltd. 6.758% due 04/19/2031		2,089	2,091
OZLM Ltd. 6.727% due 04/20/2031 •		7,137	7,137
RAAC Trust 6.230% due 10/25/2046 •		63	60
RBSSP Resecuritization Trust 5.615% due 11/26/2036 •		179	176
Ready Capital Mortgage Financing LLC 7.730% due 10/25/2039 •		4,842	4,869
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		765	682
Saxon Asset Securities Trust 2.164% due 03/25/2035 ~		114	109
Start Ltd. 4.089% due 03/15/2044		571	519
Texas Natural Gas Securitization Finance Corp. 5.169% due 04/01/2041		5,400	5,591
Venture CLO Ltd. 6.915% due 01/15/2032		1,000	998
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		3,200	3,002
Wind River CLO Ltd. 6.707% due 07/18/2031 •		905	905

Total Asset-Backed Securities (Cost $52,738)			50,679

SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
1.000% due 07/09/2029		253	101
3.500% due 07/09/2041 þ(m)		16,048	5,482
3.625% due 07/09/2046 þ		172	60
Australia Government International Bond 1.000% due 11/21/2031	AUD	7,750	4,260
Chile Government International Bond
4.000% due 01/31/2052		$600	495
5.330% due 01/05/2054		33	33
Colombia Government International Bond 7.500% due 02/02/2034		2,600	2,751
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,843
3.875% due 04/16/2050		3,400	2,858
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	143,715	7,473
3.000% due 12/03/2026 (h)		59,881	3,276
4.000% due 11/30/2028 (h)		63,873	3,678
Panama Government International Bond 4.500% due 05/15/2047		$35	25
Philippines Government International Bond 5.500% due 01/17/2048		400	423
Qatar Government International Bond 4.817% due 03/14/2049		1,000	976
Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	985
2.875% due 04/13/2042		1,100	825
3.750% due 02/07/2034		400	381
Russia Government International Bond 5.250% due 06/23/2047 ^(d)		$200	71
Saudi Government International Bond 3.450% due 02/02/2061		12,000	8,467
South Africa Government International Bond
8.250% due 03/31/2032	ZAR	10,000	478
8.875% due 02/28/2035		80,000	3,692
10.500% due 12/21/2026		183,200	10,485

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Ukraine Government International Bond 7.375% due 09/25/2034	$1,000	239

Total Sovereign Issues (Cost $73,230)		59,357

	SHARES
COMMON STOCKS 0.1%
INDUSTRIALS 0.1%
Drillco Holding Lux SA «(e)	57,586	1,430
Forsea Holding SA «(e)	6,398	159
Westmoreland Mining Holdings «(e)(k)	32,131	129
Westmoreland Mining LLC «(e)(k)	32,414	113

		1,831

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)	182,295	0
Sunac Services Holdings Ltd.	1,223,339	293

		293

Total Common Stocks (Cost $3,030)		2,124

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	874	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	8,823	0

Total Warrants (Cost $138)		0

PREFERRED SECURITIES 2.9%
BANKING & FINANCE 0.1%
Goldman Sachs Group, Inc. 7.500% due 02/10/2029 (i)	2,200,000	2,299
Wells Fargo & Co. 7.625% due 09/15/2028 (i)	2,300,000	2,412

		4,711

FINANCIALS 2.6%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(i)	40,000	4,012
American AgCredit Corp. 5.250% due 06/15/2026 •(i)	11,000,000	10,101
Bank of America Corp. 5.125% due 06/20/2024 •(i)	1,100,000	1,088
Capital Farm Credit ACA 5.000% due 03/15/2026 •(i)	6,400,000	5,838
Charles Schwab Corp.
4.000% due 12/01/2030 •(i)	9,000,000	7,143
5.000% due 12/01/2027 •(i)	2,300,000	1,942
Citigroup, Inc. 4.700% due 01/30/2025 •(i)	4,800,000	4,479
Citizens Financial Group, Inc. 4.000% due 10/06/2026 •(i)	1,100,000	870
CoBank ACB
4.250% due 01/01/2027 •(i)	3,500,000	2,798
6.250% due 10/01/2026 •(i)	3,700,000	3,608
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(i)	4,500,000	3,529
Discover Financial Services
5.500% due 10/30/2027 •(i)	1,500,000	1,215
6.125% due 06/23/2025 •(i)	3,100,000	3,003
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(i)	4,400,000	3,955
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(i)	4,200,000	3,860
4.000% due 04/01/2025 •(i)	5,800,000	5,479
4.200% due 09/01/2026 (i)	75,000	1,426
4.625% due 06/01/2026 (i)	111,000	2,318
5.000% due 08/01/2024 •(i)	277,000	273
6.125% due 04/30/2024 •(i)	6,877,000	6,865
Morgan Stanley 6.500% due 10/15/2027 (i)	99,100	2,593
Nationwide Building Society 10.250% ~	2,785	463

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(i)	900,000	725
6.250% due 03/15/2030 •(i)	1,600,000	1,496
State Street Corp. 5.900% (US0003M + 3.108%) due 03/15/2024 ~(i)	22,800	571
Truist Financial Corp. 5.100% due 03/01/2030 •(i)	1,200,000	1,096
U.S. Bancorp 5.300% due 04/15/2027 •(i)	3,600,000	3,231
Wells Fargo & Co. 4.750% due 03/15/2025 (i)	98,700	1,967

		85,944

INDUSTRIALS 0.1%
Energy Transfer LP 6.500% due 11/15/2026 •(i)	1,700,000	1,618

UTILITIES 0.1%
Edison International 5.000% due 12/15/2026 •(i)	1,900,000	1,786
Sempra 4.875% due 10/15/2025 •(i)	3,000,000	2,939

		4,725

Total Preferred Securities (Cost $106,547)		96,998

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (l) 0.1%		1,732

U.S. TREASURY BILLS 0.0%
5.364% due 01/25/2024 - 02/29/2024 (f)(g)(q)	709	705

Total Short-Term Instruments (Cost $2,437)		2,437

Total Investments in Securities (Cost $4,533,139)		4,041,841

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	2,740,373	26,656

Total Short-Term Instruments (Cost $26,651)		26,656

Total Investments in Affiliates (Cost $26,651)		26,656

Total Investments 121.8% (Cost $4,559,790)		$4,068,497
Financial Derivative Instruments (n)(p) (0.0)%(Cost or Premiums, net $27,892)		(369)
Other Assets and Liabilities, net (21.8)%		(727,851)

Net Assets 100.0%		$3,340,277

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Principal amount of security is adjusted for inflation.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Contingent convertible security.
(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.3.057% due 01/25/2033					01/18/2022	$2,500	$2,134	0.06%
Deutsche Bank AG3.729% due 01/14/2032					01/11/2021 - 02/01/2021	2,897	2,432	0.07
Morgan Stanley0.000% due 04/02/2032					02/11/2020	9,943	6,869	0.21
Oracle Corp.3.650% due 03/25/2041					03/22/2021	5,665	4,527	0.14
Oracle Corp.3.950% due 03/25/2051					03/22/2021 - 06/20/2023	14,101	12,475	0.37
Oracle Corp.4.100% due 03/25/2061					03/22/2021	8,484	6,491	0.19
Westmoreland Mining Holdings					12/08/2014 06/30/2023	936	129	0.00
Westmoreland Mining LLC					06/30/2023	215	113	0.00

						$44,741	$35,170	1.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$1,732	U.S. Treasury Notes 4.875% due 11/30/2025	$(1,767)	$1,732	$1,732

Total Repurchase Agreements						$(1,767)	$1,732	$1,732

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

CIB				5.660%	12/28/2023	01/02/2024	$(137,400)	$(137,508)
NOM				5.350	07/28/2023	TBD(3)	(3,147)	(3,221)
NXN				5.470	11/22/2023	01/03/2024	(111,241)	(111,934)
STR				5.540	01/02/2024	01/03/2024	(202,676)	(202,676)
				5.660	12/29/2023	01/02/2024	(191,590)	(191,710)

Total Reverse Repurchase Agreements								$(647,049)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)

UBS	5.480%	11/20/2023	01/23/2024	$(40,054)	$(40,316)

Total Sale-Buyback Transactions	$(40,316)

(m)	Securities with an aggregate market value of $494,709 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(486,221) at a weighted average interest rate of 5.253%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(128) of deferred price drop.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2024	67	$7,564	$275	$0	$0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	53	6,255	194	0	(5)

$469	$0	$(5)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	195	$(46,138)	$454	$0	$(2)
Japan Government 10-Year Bond March Futures	03/2024	21	(21,850)	(174)	51	(33)
U.S. Treasury 5-Year Note March Futures	03/2024	2,221	(241,586)	(5,457)	0	(191)

$(5,177)	$51	$(226)

Total Futures Contracts	$(4,708)	$51	$(231)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Toll Brothers Finance Corp.	(1.000)%	Quarterly	06/20/2024	0.240%	$3,800	$4	$(19)	$(15)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.550%	$1,100	$218	$(123)	$95	$1	$0
AES Corp.	5.000	Quarterly	12/20/2028	1.222	1,500	186	67	253	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.498	2,000	(12)	49	37	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.565	1,600	21	(7)	14	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.608	4,200	64	(24)	40	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750	1,100	(6)	18	12	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.410	400	(3)	9	6	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.444	1,000	(6)	22	16	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.478	1,100	(65)	84	19	0	0
British Telecommunic ations PLC	1.000	Quarterly	06/20/2028	0.686	EUR	2,000	2	28	30	0	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

British Telecommunic ations PLC	1.000	Quarterly	12/20/2028	0.757		2,100	(12)	39	27	1	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.809		2,400	477	42	519	7	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.305		$4,500	119	(30)	89	0	(1)
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.550		3,700	36	12	48	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.635		6,800	722	(426)	296	3	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286		1,900	22	11	33	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.313		300	3	3	6	0	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.672		3,600	611	(239)	372	0	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.616	EUR	3,200	12	47	59	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.544		1,100	11	13	24	0	0
Verizon Communic ations, Inc.	1.000	Quarterly	12/20/2024	0.451		$3,300	11	8	19	0	0
Verizon Communic ations, Inc.	1.000	Quarterly	12/20/2026	0.580		3,300	80	(40)	40	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933	EUR	1,500	(14)	19	5	1	0

							$2,477	$(418)	$2,059	$15	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(6)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-31 5-Year Index		1.000%	Quarterly	06/20/2024		$18,748	$(852)	$933	$81	$0	$(2)
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		3,404	(123)	56	(67)	0	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		2,208	(81)	68	(13)	0	(1)
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		200	(14)	10	(4)	0	0
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		1,400	(69)	29	(40)	0	0
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		1,426,700	23,218	4,980	28,198	0	(369)

							$22,079	$6,076	$28,155	$0	$(372)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500%	Annual	03/20/2034	GBP	3,200	$(100)	$(327)	$(427)	$35	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		1,800	(90)	(299)	(389)	55	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024	JPY	2,666,300	(18)	22	4	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		33,400	0	1	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043		1,180,000	172	255	427	48	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		$120,700	3,989	9,323	13,312	31	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		4,100	(17)	238	221	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		100	0	4	4	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		1,300	(6)	(25)	(31)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		1,300	(6)	(32)	(38)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,300	(6)	(18)	(24)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		900	(5)	97	92	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		800	(4)	85	81	0	(4)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	3,300	(6)	(72)	(78)	12	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028	3,000	(6)	(60)	(66)	11	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028	1,900	(3)	(47)	(50)	8	0
Receive(7)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029	2,100	(4)	(31)	(35)	0	(35)
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033	900	(3)	(33)	(36)	13	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	21,000	(149)	538	389	17	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	33,900	(168)	769	601	28	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	5,500	(20)	(273)	(293)	0	(9)
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028	300	(1)	(10)	(11)	1	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	12,170	1,214	5,497	6,711	231	0
Receive(7)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	15,800	362	(2,005)	(1,643)	446	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025	CAD	100	(2)	1	(1)	0	0
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	111,900	(1,495)	1,278	(217)	51	0

$3,628	$14,876	$18,504	$989	$(79)

Total Swap Agreements	$28,188	$20,515	$48,703	$1,004	$(454)

(o)

Securities with an aggregate market value of $57,145 and cash of $6,418 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	$5,192	AUD	7,838	$150	$0
BOA	01/2024	GBP	535	$679	0	(2)
01/2024	$6,629	JPY	978,221	313	0
01/2024	1,131	NOK	12,023	53	0
02/2024	44	CNY	313	0	0
BPS	01/2024	AUD	8,945	$5,911	0	(185)
01/2024	EUR	1,247	1,362	0	(15)
01/2024	GBP	2,038	2,585	0	(13)
01/2024	$1,299	AUD	1,909	2	0
01/2024	1,355	CAD	1,843	36	0
01/2024	ZAR	36,991	$1,995	0	(24)
02/2024	$2,490	BRL	12,242	26	0
02/2024	79	CNY	558	0	0
03/2024	474	IDR	7,311,554	0	0
BRC	02/2024	385	TRY	11,762	0	(2)
03/2024	3	THB	91	0	0
03/2024	1,958	TRY	61,474	0	(20)
04/2024	2,095	67,509	0	(26)
CBK	01/2024	BRL	16,529	$3,395	0	(8)
01/2024	MXN	319,962	18,147	0	(611)
01/2024	NOK	2,160	201	0	(11)
01/2024	$138	NOK	1,481	7	0
01/2024	ZAR	21,199	$1,114	0	(43)
04/2024	$3,395	BRL	16,696	14	0
GLM	01/2024	CAD	27,399	$20,162	0	(518)
01/2024	MXN	119,028	6,831	0	(147)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	$3,253	BRL	16,538	152	0
01/2024	139	HUF	50,976	7	0
01/2024	11,108	MXN	194,860	316	0
03/2024	808	IDR	12,413,501	0	(2)
03/2024	427	TRY	13,415	0	(4)
JPM	01/2024	ZAR	53,781	$2,866	0	(70)
02/2024	$9,402	INR	785,413	15	0
03/2024	CNH	1,267	$176	0	(3)
03/2024	$259	IDR	3,996,570	1	0
MBC	01/2024	EUR	1,034	$1,116	0	(25)
01/2024	GBP	425	537	0	(5)
01/2024	HUF	1,596,619	4,352	0	(237)
01/2024	JPY	86,600	608	0	(7)
01/2024	$2,117	AUD	3,193	59	0
01/2024	ZAR	117,973	$6,173	0	(269)
03/2024	$316	IDR	4,867,895	0	0
MYI	01/2024	CAD	8,842	$6,706	33	0
01/2024	EUR	39,450	43,361	0	(201)
01/2024	$2,520	JPY	371,592	117	0
01/2024	526	ZAR	9,655	2	0
02/2024	46	CNY	327	0	0
03/2024	6,878	IDR	105,847,420	0	(4)
RBC	04/2024	16	MXN	284	0	0
SCX	03/2024	418	IDR	6,398,519	0	(2)
03/2024	6,097	THB	210,741	118	0
TOR	01/2024	4,166	JPY	611,087	171	0
UAG	01/2024	GBP	11,073	$14,014	0	(102)
01/2024	$1,712	AUD	2,581	47	0
01/2024	6,403	NOK	68,302	321	0
01/2024	ZAR	47,359	$2,481	0	(105)

Total Forward Foreign Currency Contracts	$1,960	$(2,661)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600%	12/13/2024	21,100	$240	$147
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.975	05/29/2024	34,800	38	13

Total Purchased Options	$278	$160

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	900	$(4)	$(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	900	(4)	(2)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	1,400	(6)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	1,400	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	2,800	(13)	(35)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	2,800	(13)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	2,900	(12)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	2,900	(12)	(8)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	1,900	(7)	(21)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	1,900	(7)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	1,300	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	1,300	(5)	(4)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	1,500	(7)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	1,500	(7)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	1,500	(6)	(4)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	1,500	(7)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	1,500	(6)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	1,500	(7)	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.195	05/29/2024	17,400	(38)	(64)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	2,600	(12)	(42)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	2,700	(14)	(28)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	2,700	(13)	(35)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	2,700	(14)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	2,700	(14)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	2,800	(12)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	2,800	(12)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	1,400	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	1,400	(6)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	2,800	(11)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	2,800	(11)	(9)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	3,100	(7)	(11)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	3,100	(7)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	1,500	(7)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	1,500	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	1,500	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	1,500	(7)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,500	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,500	(6)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	1,500	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	1,500	(6)	(8)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	2,600	(9)	(41)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	2,600	(9)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	1,900	(8)	(15)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	1,900	(8)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	2,800	(13)	(50)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	2,800	(13)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	2,800	(14)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	1,400	(7)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	2,800	(14)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	1,400	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	1,500	(7)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	1,500	(7)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	1,900	(8)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	1,900	(8)	(3)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	1,500	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	1,500	(7)	(3)

							$(509)	$(586)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date			Notional Amount(1)	Premiums (Received)		Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054			$97.891	01/09/2024			3,100	$(12)		$(35)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054			101.094	02/06/2024			2,400	(9)		(20)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054			99.227	02/06/2024			1,500	(8)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054			101.227	02/06/2024			1,500	(6)		(11)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054			95.813	02/06/2024			3,200	(18)		(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054			97.813	02/06/2024			3,200	(17)		(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054			99.906	01/09/2024			1,500	(4)		(1)

									$(74)		$(99)

Total Written Options									$(583)		$(685)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Tencent Holdings Ltd.	1.000%	Quarterly	12/20/2024	0.299%		$1,700	$19	$(7)	$12	$0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.301		5,800	70	(29)	41	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.311		2,600	(15)	33	18	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.410		1,000	22	(10)	12	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.238		2,700	(27)	48	21	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.299		3,500	34	(9)	25	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.134		500	(5)	7	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.212		1,400	5	6	11	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153		2,800	(23)	47	24	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883		900	(10)	15	5	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.357		900	21	(4)	17	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.106		2,800	(37)	50	13	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.080		3,100	(70)	69	0	(1)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.364		1,600	(13)	38	25	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.171		3,400	47	(32)	15	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.292		1,700	23	(11)	12	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.351		1,100	0	11	11	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.110		3,400	66	(36)	30	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153		2,400	(21)	41	20	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.252		300	(4)	8	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.438		4,000	11	54	65	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.563		2,900	(10)	52	42	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.782		1,300	(25)	37	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883		5,400	(57)	87	30	0
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.311		1,800	0	12	12	0

								$1	$477	$479	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	iTraxx Japan 40 5-Year Index		1.000%	Quarterly	12/20/2028	JPY	13,000	$1	$1	$2	$0
DBL	iTraxx Japan 40 5-Year Index		1.000	Quarterly	12/20/2028		8,000	1	0	1	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

JPM	iTraxx Japan 40 5-Year Index	1.000	Quarterly	12/20/2028	56,000	6	2	8	0

$8	$3	$11	$0

Total Swap Agreements	$9	$480	$490	$(1)

(q)

Securities with an aggregate market value of $2,362 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$26,137	$0	$26,137
Corporate Bonds & Notes
Banking & Finance	0	717,459	72	717,531
Industrials	0	1,064,360	728	1,065,088
Utilities	0	508,776	0	508,776
Convertible Bonds & Notes
Banking & Finance	0	35	0	35
Municipal Bonds & Notes
California	0	7,601	0	7,601
Georgia	0	11,018	0	11,018
Illinois	0	2,496	0	2,496
Indiana	0	918	0	918
Ohio	0	12,786	0	12,786
Pennsylvania	0	12,683	0	12,683
Texas	0	4,606	0	4,606
Washington	0	1,107	0	1,107
U.S. Government Agencies	0	316,860	0	316,860
U.S. Treasury Obligations	0	1,119,083	0	1,119,083
Non-Agency Mortgage-Backed Securities	0	23,248	273	23,521
Asset-Backed Securities	0	50,633	46	50,679
Sovereign Issues	0	59,357	0	59,357
Common Stocks
Industrials	0	0	1,831	1,831
Real Estate	293	0	0	293
Preferred Securities
Banking & Finance	0	4,711	0	4,711
Financials	8,875	73,057	4,012	85,944
Industrials	0	1,618	0	1,618
Utilities	0	4,725	0	4,725
Short-Term Instruments
Repurchase Agreements	0	1,732	0	1,732
U.S. Treasury Bills	0	705	0	705

$9,168	$4,025,711	$6,962	$4,041,841
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,656	$0	$0	$26,656

Total Investments	$35,824	$4,025,711	$6,962	$4,068,497

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	51	1,004	0	1,055
Over the counter	0	2,610	0	2,610

$51	$3,614	$0	$3,665
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(652)	0	(685)
Over the counter	0	(3,347)	0	(3,347)

$(33)	$(3,999)	$0	$(4,032)

Total Financial Derivative Instruments	$18	$(385)	$0	$(367)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Totals	$35,842	$4,025,326	$6,962	$4,068,130

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Long-Term Real Return Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.8% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$12	$11
UBS Group AG
2.125% due 10/13/2026 •	EUR	200	215
4.965% (EUR003M + 1.000%) due 01/16/2026 ~		100	110

Total Corporate Bonds & Notes (Cost $314)			336

U.S. GOVERNMENT AGENCIES 12.7%
Freddie Mac
0.000% due 05/15/2035 •		$26	25
2.920% due 01/25/2026		3,500	3,406
5.732% due 09/25/2031 •		11	11
5.803% due 01/15/2047 •		940	910
5.812% due 10/25/2029 ~		26	27
Ginnie Mae
6.246% due 08/20/2068 •		1,360	1,335
6.498% due 11/20/2072 •		999	1,008
Uniform Mortgage-Backed Security 4.000% due 07/01/2049		343	329
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2054		3,453	3,270
4.500% due 02/01/2054		7,700	7,469
5.000% due 01/01/2054		9,100	9,004
5.500% due 02/01/2054		7,900	7,936
6.000% due 02/01/2054		9,900	10,053
6.500% due 02/01/2054		9,300	9,530

Total U.S. Government Agencies (Cost $54,076)			54,313

U.S. TREASURY OBLIGATIONS 104.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2030 (h)		359	325
0.125% due 02/15/2051		34,873	21,620
0.125% due 02/15/2052		32,162	19,747
0.250% due 07/15/2029 (h)(j)		939	869
0.250% due 02/15/2050		38,702	25,265
0.625% due 07/15/2032		4,977	4,550
0.625% due 02/15/2043		37,189	29,082
0.750% due 02/15/2042 (f)		46,063	37,375
0.750% due 02/15/2045 (f)		67,079	52,506
0.875% due 01/15/2029 (h)(j)		2,108	2,018
0.875% due 02/15/2047 (f)		45,107	35,591
1.000% due 02/15/2046 (f)		40,578	33,233
1.000% due 02/15/2048		30,740	24,834
1.000% due 02/15/2049		31,166	25,119
1.125% due 01/15/2033		5,371	5,101
1.375% due 02/15/2044 (f)		59,393	53,143
1.500% due 02/15/2053		26,497	24,049
1.625% due 10/15/2027 (h)(j)		2,597	2,578
2.125% due 02/15/2040		21,438	22,037
2.125% due 02/15/2041		27,152	27,910

Total U.S. Treasury Obligations (Cost $480,152)			446,952

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust 3.874% due 01/25/2036 «~		18	16
Alliance Bancorp Trust 5.950% due 07/25/2037 •		121	102
Banc of America Funding Trust
2.371% due 03/20/2036 «~		30	26
4.306% due 01/20/2047 ~		1,563	1,323
6.050% due 07/25/2037 •		642	598
Banc of America Mortgage Trust 5.222% due 11/25/2035 «~		6	5
BCAP LLC Trust 5.910% due 05/25/2047 •		138	130
Bear Stearns Adjustable Rate Mortgage Trust
4.213% due 07/25/2036 ~		12	11

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

4.635% due 02/25/2036 ~		5	5
Bear Stearns ALT-A Trust
4.140% due 09/25/2047 ~		1,685	807
4.730% due 09/25/2035 ~		140	83
BX Trust 6.111% due 04/15/2039 •		2,994	2,910
CIM Trust 6.452% due 02/25/2049 •		21	20
Citigroup Mortgage Loan Trust
3.937% due 12/25/2035 ~		143	92
4.203% due 03/25/2037 ~		112	96
6.277% due 09/25/2035 «•		3	3
6.980% due 05/25/2035 •		3	3
Countrywide Alternative Loan Trust
4.174% due 02/25/2037 ~		53	46
6.012% due 12/25/2035 •		91	76
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 03/25/2037		815	395
7.873% due 02/20/2036 «•		32	28
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		509	312
Downey Savings & Loan Association Mortgage Loan Trust 5.990% due 08/19/2045 •		44	37
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		25	10
Ginnie Mae 6.238% due 01/20/2073 •		6,868	6,838
GMAC Mortgage Corp. Loan Trust 4.264% due 11/19/2035 «~		40	33
Great Hall Mortgages PLC
5.469% due 03/18/2039 •	GBP	9	12
5.489% due 06/18/2038 •		6	7
IndyMac INDA Mortgage Loan Trust 4.259% due 12/25/2036 ~		$475	376
JP Morgan Chase Commercial Mortgage Securities Trust 6.859% due 12/15/2031 •		254	208
Merrill Lynch Mortgage Investors Trust 6.130% due 09/25/2029 «•		41	39
MortgageIT Mortgage Loan Trust 5.970% due 09/25/2037 •		311	232
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		166	160
Residential Accredit Loans, Inc. Trust
5.791% due 10/25/2037 ~		167	141
5.830% due 06/25/2046 •		149	35
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		165	105
5.750% due 02/25/2036		819	622
5.750% due 03/25/2037		106	34
6.500% due 06/25/2037		3,338	763
Structured Adjustable Rate Mortgage Loan Trust 4.562% due 07/25/2035 ~		43	36
Structured Asset Mortgage Investments Trust 5.890% due 04/25/2036 •		3	3
Thornburg Mortgage Securities Trust 6.210% due 09/25/2034 •		50	46
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	1,796	2,292
Towd Point Mortgage Trust 6.470% due 05/25/2058 •		$58	59
Wachovia Mortgage Loan Trust LLC 6.182% due 10/20/2035 ~		18	17
WaMu Mortgage Pass-Through Certificates Trust
4.337% due 08/25/2036 ~		29	26
4.612% due 11/25/2036 ~		603	527
5.662% due 09/25/2033 ~		20	18
6.010% due 12/25/2045 •		39	35
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		2,596	1,958
6.500% due 08/25/2035 «		10	8
Wells Fargo Mortgage-Backed Securities Trust
4.773% due 04/25/2036 ~		887	834
5.924% due 11/25/2037 ~		41	36

Total Non-Agency Mortgage-Backed Securities (Cost $25,829)			22,634

ASSET-BACKED SECURITIES 12.4%
ACE Securities Corp. Home Equity Loan Trust 5.590% due 10/25/2036 •		23	8
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.110% due 06/25/2033 •		900	829
Arbor Realty Commercial Real Estate Notes Ltd.
6.546% due 08/15/2034 •		3,500	3,437
6.826% due 11/15/2036 •		3,500	3,465
Avoca Static CLO DAC 5.690% due 10/15/2030	EUR	700	772

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Barings CLO Ltd. 6.605% due 04/15/2031 •		$2,771	2,768
BSPDF Issuer Ltd. 6.676% due 10/15/2036 ~		3,463	3,354
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		2,780	2,751
Citigroup Mortgage Loan Trust 5.930% due 12/25/2036 ~		69	45
Citigroup Mortgage Loan Trust, Inc. 5.965% due 10/25/2036 •		300	289
Countrywide Asset-Backed Certificates Trust
5.610% due 07/25/2037 •		13	12
5.660% due 11/25/2037 •		860	797
5.720% due 02/25/2036 •		1,581	1,490
5.750% due 05/25/2035 •		12	12
5.970% due 03/25/2037 •		171	163
6.210% due 08/25/2047 •		121	115
Credit-Based Asset Servicing & Securitization LLC 5.677% due 07/25/2037 ~		452	289
Credit-Based Asset Servicing & Securitization Trust 5.590% due 11/25/2036 •		16	7
Ellington Loan Acquisition Trust 6.570% due 05/25/2037 •		654	631
Fremont Home Loan Trust 5.605% due 10/25/2036 •		43	37
Greystone Commercial Real Estate Notes Ltd. 6.656% due 09/15/2037 •		628	627
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		194	105
GSAMP Trust 6.445% due 03/25/2035 •		206	192
Home Equity Asset Trust
6.145% due 02/25/2036 •		1,537	1,485
6.325% due 08/25/2034 •		10	10
Home Equity Mortgage Loan Asset-Backed Trust 5.690% due 04/25/2037 •		76	58
IndyMac INDB Mortgage Loan Trust 5.610% due 07/25/2036 •		92	29
JP Morgan Mortgage Acquisition Corp. 5.980% due 02/25/2036 •		752	737
JP Morgan Mortgage Acquisition Trust 5.680% due 10/25/2036 ~		18	18
LCM Loan Income Fund Ltd. 6.707% due 04/20/2031		1,226	1,226
Lehman XS Trust
4.719% due 06/25/2036 þ		48	45
7.770% due 12/25/2037 •		620	592
Lockwood Grove CLO Ltd. 6.810% due 01/25/2030		617	618
Long Beach Mortgage Loan Trust 5.710% due 08/25/2036 •		87	34
Man GLG Euro CLO DAC
4.615% due 12/15/2031 •	EUR	1,293	1,411
4.835% due 01/15/2030 •		184	203
Marathon Static CLO Ltd. 7.166% due 07/20/2030		$1,342	1,340
MASTR Specialized Loan Trust 6.940% due 07/25/2035 •		1,339	1,367
MF1 LLC 7.506% due 06/19/2037 •		2,900	2,897
MF1 Ltd. 6.553% due 10/16/2036 •		7,241	7,131
MKS CLO Ltd. 6.867% due 01/20/2031		992	993
Morgan Stanley ABS Capital, Inc. Trust 5.600% due 10/25/2036 •		81	70
Morgan Stanley Mortgage Loan Trust 7.049% due 11/25/2036 •		624	222
Option One Mortgage Loan Trust 6.250% due 02/25/2035 ~		285	268
OZLM Ltd. 6.902% due 10/30/2030 •		1,928	1,931
Renaissance Home Equity Loan Trust 6.570% due 09/25/2037 •		389	164
Saxon Asset Securities Trust 5.905% due 09/25/2036 •		3,000	2,821
Soundview Home Loan Trust
5.590% due 11/25/2036 •		265	80
5.650% due 07/25/2037 •		148	127
5.670% due 06/25/2037 •		324	228
6.030% due 05/25/2036 •		95	91
Starwood Commercial Mortgage Trust
6.556% due 07/15/2038 ~		1,429	1,414

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.673% due 04/18/2038 •		3,394	3,313

Total Asset-Backed Securities (Cost $53,452)			53,118

SOVEREIGN ISSUES 9.1%
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	903	739
France Government International Bond 0.100% due 07/25/2038 (c)	EUR	813	841
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		360	371
0.650% due 05/15/2026 (c)		4,728	5,142
1.300% due 05/15/2028 (c)		5,198	5,736
1.400% due 05/26/2025 (c)		13,293	14,444
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	455,956	3,399
0.100% due 03/10/2029 (c)		1,107,926	8,278

Total Sovereign Issues (Cost $41,312)			38,950

		SHARES
PREFERRED SECURITIES 0.0%
FINANCIALS 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		160,000	154

Total Preferred Securities (Cost $160)			154

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
COMMERCIAL PAPER 0.4%
AT&T, Inc. 5.700% due 03/19/2024		$1,800	1,777

REPURCHASE AGREEMENTS (e) 0.3%			1,189

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (a)(b)	HUF	156,000	449

U.S. TREASURY BILLS 0.0%
5.342% due 02/29/2024 (a)(b)(j)		$64	63

Total Short-Term Instruments (Cost $3,484)			3,478

Total Investments in Securities (Cost $658,779)			619,935

		SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III		459,886	4,473

Total Short-Term Instruments (Cost $4,473)			4,473

Total Investments in Affiliates (Cost $4,473)			4,473

Total Investments 145.8% (Cost $663,252)			$624,408
Financial Derivative Instruments (g)(i) (0.6)%(Cost or Premiums, net $(2,383))			(2,517)
Other Assets and Liabilities, net (45.2)%			(193,618)

Net Assets 100.0%			$428,273

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$601	U.S. Treasury Notes 4.875% due 11/30/2025	$(613)	$601	$601
JPS	5.500	12/28/2023	01/04/2024	588	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	(586)	588	589

Total Repurchase Agreements	$(1,199)	$1,189	$1,190

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	5.510%	12/14/2023	01/04/2024	$(143,980)	$(144,399)
DEU	5.490	12/11/2023	01/04/2024	(5,925)	(5,945)
5.500	12/20/2023	01/11/2024	(205)	(205)

Total Reverse Repurchase Agreements	$(150,549)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (0.1)%
U.S. Treasury Inflation Protected Securities	1.375%	07/15/2033	$600	$(580)	$(586)

Total Short Sales (0.1)%	$(580)	$(586)

(f)	Securities with an aggregate market value of $154,786 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(174,276) at a weighted average interest rate of 5.280%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE 3-Month Euribor April 2024 Futures	$96.750	04/12/2024	155	$388	$(104)	$(105)

Total Written Options	$(104)	$(105)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2024	56	$7,374	$53	$0	$(29)
Euro-BTP March Futures	03/2024	3	395	14	0	(7)
Euro-Buxl 30-Year Bond March Futures	03/2024	24	3,755	167	0	(104)
Gold 100 oz. February Futures	02/2024	1	207	1	0	(1)
U.S. Treasury 10-Year Note March Futures	03/2024	111	12,531	183	0	0
U.S. Treasury Long-Term Bond March Futures	03/2024	24	2,999	82	0	(4)

$500	$0	$(145)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2024	178	$(26,964)	$(757)	$279	$0
Euro-Oat March Futures	03/2024	10	(1,452)	(41)	18	0
Euro-Schatz March Futures	03/2024	485	(57,046)	(317)	35	(24)
Short Euro-BTP March Futures	03/2024	83	(9,772)	(83)	18	0
U.S. Treasury 2-Year Note March Futures	03/2024	40	(8,237)	(83)	0	(5)
U.S. Treasury 5-Year Note March Futures	03/2024	264	(28,716)	(644)	0	(23)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	177	(20,889)	(1,019)	17	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	25	(3,340)	(247)	13	0

$(3,191)	$380	$(52)

Total Futures Contracts	$(2,691)	$380	$(197)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$2,716	$(183)	$22	$(161)	$0	$(1)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	5,238	(499)	157	(342)	0	0

$(682)	$179	$(503)	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	64,000	$(1)	$3	$2	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	60,000	(1)	3	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	590,000	(7)	(22)	(29)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	274,770	(15)	22	7	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	420,000	8	39	47	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025	$29,500	(158)	338	180	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025	5,300	(29)	62	33	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	53,100	122	(251)	(129)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025	8,650	(34)	(90)	(124)	0	(3)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026	8,650	0	14	14	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	1,000	0	93	93	0	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		4,700	(62)	(276)	(338)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		2,500	(1)	232	231	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		9,100	(115)	(519)	(634)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		21,300	(164)	(464)	(628)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		200	0	(61)	(61)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,000	63	185	248	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		500	0	(161)	(161)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,800	112	350	462	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		9,500	182	574	756	37	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	EUR	2,000	0	61	61	0	(18)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		57,060	(914)	3,904	2,990	0	(636)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		2,100	130	918	1,048	41	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		2,200	1	1,094	1,095	43	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	1,678	1,919	76	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		10,580	402	(1,503)	(1,101)	299	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		4,800	(2)	(29)	(31)	2	0
Pay	CPTFEMU	3.850	Maturity	09/15/2024		2,500	0	2	2	1	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	(19)	(11)	0	(2)
Receive	CPTFEMU	2.502	Maturity	03/15/2028		7,800	0	(100)	(100)	0	(8)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		2,000	13	35	48	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		5,900	(46)	(1,203)	(1,249)	16	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,600	8	25	33	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		1,400	(12)	(4)	(16)	0	(1)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		1,000	0	17	17	0	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		1,600	(2)	39	37	0	(1)
Pay	CPTFEMU	2.362	Maturity	11/15/2033		900	0	21	21	0	(1)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		900	1	23	24	0	(1)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		540	1	(17)	(16)	0	(1)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	(12)	(12)	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	(26)	(33)	0	(1)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	(6)	(6)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	30	30	0	(3)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	64	69	0	(6)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		1,000	3	106	109	0	(7)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	24	24	0	(2)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	36	40	0	(3)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		300	(1)	(10)	(11)	1	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		100	0	(6)	(6)	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		$4,110	1	304	305	2	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(291)	(289)	1	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(1,326)	(1,316)	1	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	4	383	387	0	(2)
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	331	331	0	(1)

							$(250)	$4,614	$4,364	$549	$(726)

Total Swap Agreements							$(932)	$4,793	$3,861	$549	$(727)

(h)

Securities with an aggregate market value of $3,372 and cash of $2,130 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Future styled option variation margin asset of $13 and liability of $(5) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	78	$100	$0	$0
01/2024	JPY	750,312	5,084	0	(240)
01/2024	NZD	328	200	0	(8)
03/2024	CNH	25,045	3,484	0	(51)
06/2024	KRW	2,268,028	1,743	0	(25)
BPS	01/2024	GBP	299	379	0	(2)
01/2024	HUF	27,544	78	0	(1)
01/2024	JPY	475,693	3,243	0	(132)
01/2024	$2	HUF	863	0	0
01/2024	50	IDR	773,309	0	0
01/2024	1,593	ZAR	29,526	19	0
BRC	01/2024	KRW	64,615	$50	0	0
01/2024	$916	MXN	16,070	26	0
01/2024	50	ZAR	924	1	0
03/2024	949	IDR	14,761,398	9	0
CBK	01/2024	HUF	3,984	$11	0	0
01/2024	IDR	771,427	50	0	0
03/2024	$50	IDR	771,625	0	0
DUB	01/2024	KRW	64,985	$50	0	0
GLM	01/2024	CAD	6,752	4,970	0	(127)
01/2024	$70	MXN	1,228	2	0
JPM	01/2024	HUF	107,137	$305	0	(3)
01/2024	$50	IDR	769,350	0	0
02/2024	1,300	BRL	6,375	11	0
MBC	01/2024	EUR	415	$456	0	(3)
01/2024	HUF	12,042	34	0	(1)
01/2024	JPY	14,200	100	0	(1)
MYI	01/2024	EUR	26,156	28,749	0	(133)
01/2024	HUF	5,576	16	0	0
01/2024	JPY	285,018	1,933	0	(89)
03/2024	$50	IDR	774,825	0	0
SCX	01/2024	497	MXN	8,731	15	0
03/2024	TWD	80,675	$2,594	0	(79)
03/2024	$868	INR	72,565	2	0
UAG	01/2024	GBP	1,624	$2,055	0	(15)
01/2024	$153	DKK	1,045	1	0
01/2024	75	MXN	1,310	2	0
03/2024	825	INR	69,024	2	0

Total Forward Foreign Currency Contracts	$90	$(910)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(409)	$(329)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	0

$(441)	$(329)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.700%	02/13/2024	16,700	$(73)	$(247)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.760	01/16/2024	14,600	(68)	(206)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.900	03/20/2024	17,300	(83)	(96)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	4,000	(52)	(88)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	4,000	(52)	(20)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,600	(285)	(461)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,600	(285)	(125)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.758	01/16/2024	1,800	(8)	(25)

$(906)	$(1,268)

Total Written Options	$(1,347)	$(1,597)

(j)

Securities with an aggregate market value of $1,661 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$336	$0	$336
U.S. Government Agencies	0	54,313	0	54,313
U.S. Treasury Obligations	0	446,952	0	446,952
Non-Agency Mortgage-Backed Securities	0	22,476	158	22,634
Asset-Backed Securities	0	53,118	0	53,118
Sovereign Issues	0	38,950	0	38,950
Preferred Securities
Financials	0	154	0	154
Short-Term Instruments
Commercial Paper	0	1,777	0	1,777
Repurchase Agreements	0	1,189	0	1,189
Hungary Treasury Bills	0	449	0	449
U.S. Treasury Bills	0	63	0	63

$0	$619,777	$158	$619,935
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,473	$0	$0	$4,473

Total Investments	$4,473	$619,777	$158	$624,408

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(586)	$0	$(586)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	350	579	0	929
Over the counter	0	90	0	90

$350	$669	$0	$1,019
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(270)	(759)	0	(1,029)
Over the counter	0	(2,507)	0	(2,507)

$(270)	$(3,266)	$0	$(3,536)

Total Financial Derivative Instruments	$80	$(2,597)	$0	$(2,517)

Totals	$4,553	$616,594	$158	$621,305

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.1% ¤
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$3,571	$3,346

Total Corporate Bonds & Notes (Cost $3,571)		3,346

U.S. GOVERNMENT AGENCIES 12.8%
Fannie Mae
0.000% due 05/15/2030 (b)	13,282	10,188
3.500% due 06/25/2044	3,325	2,879
4.000% due 09/25/2044 - 10/25/2044	6,905	6,596
4.250% due 04/25/2037	224	215
4.263% due 04/01/2028 •	3	3
4.500% due 06/25/2025	102	101
5.035% due 12/01/2027 •	10	10
5.625% due 04/17/2028	200	213
5.692% due 07/25/2037 •	45	44
5.805% due 07/01/2035 •	7	7
5.902% due 10/25/2030 •	1	1
5.995% due 11/01/2034 •	18	18
6.000% due 05/17/2027	31	31
6.128% due 06/01/2043 •	55	54
6.129% due 03/01/2044 •	53	52
6.352% due 04/25/2032 •	3	3
6.440% due 05/01/2025 •	0	1
6.500% due 01/25/2024 - 07/25/2031	191	196
6.750% due 06/25/2032	383	402
7.000% due 05/18/2027	75	75
9.000% due 06/01/2027	6	6
Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	675	711
5.750% due 12/07/2028	500	538
Freddie Mac
0.000% due 12/15/2042 •	1,671	1,354
3.500% due 05/15/2042 - 01/15/2048	15,630	13,974
4.000% due 07/15/2042	4,993	4,772
4.312% due 10/25/2052 ~	6,480	6,250
4.500% due 02/15/2035 - 07/15/2035	496	473
5.131% due 10/01/2026 •	2	2
5.500% due 06/15/2035	7,276	7,527
5.643% due 10/15/2043 ~	1,366	1,333
5.853% due 01/15/2033 •	13	14
5.953% due 04/15/2029 - 06/15/2030 ~	6	6
5.953% due 12/15/2032 •	6	6
6.000% due 05/15/2028 - 09/15/2029	8	8
6.003% due 06/15/2031 •	5	5
6.212% due 10/25/2044 •	793	721
6.262% due 01/01/2028 •	5	5
6.271% due 01/01/2028 •	5	5
6.412% due 07/25/2044 ~	195	181
6.500% due 02/15/2024 - 10/25/2043	33	35
Ginnie Mae
2.750% (H15T1Y + 1.500%) due 11/20/2025 - 10/20/2026 ~	1	0
2.750% due 10/20/2027 - 11/20/2027 •	11	11
3.000% due 10/20/2026 •	1	1
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 09/20/2026 ~	10	8
3.625% due 01/20/2027 - 01/20/2028 •	14	13
3.875% (H15T1Y + 1.500%) due 05/20/2024 - 06/20/2026 ~	3	3
3.875% due 04/20/2027 - 05/20/2030 •	31	30
4.000% (H15T1Y + 1.500%) due 08/20/2026 ~	1	1
4.000% due 08/20/2044 - 09/20/2044	7,260	6,887
6.000% due 08/20/2033	598	603
6.500% due 08/20/2034 - 09/20/2034	4	5
Ginnie Mae, TBA
4.000% due 02/01/2054	8,000	7,646
4.500% due 02/01/2054	2,500	2,442
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	6,371	5,234
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	7,400	5,627

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2023 (Unaudited)

Uniform Mortgage-Backed Security
2.500% due 11/01/2046	115	100
6.500% due 06/01/2026 - 08/01/2037	25	26
7.000% due 02/01/2038	5	6
Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2054	1,300	1,150
3.500% due 02/01/2054	50	46
4.000% due 02/01/2054	100	95
4.500% due 02/01/2054	16,950	16,442
5.500% due 02/01/2054	20,700	20,794
6.000% due 02/01/2054	21,000	21,324
6.500% due 02/01/2054	6,000	6,148

Total U.S. Government Agencies (Cost $156,216)		153,657

U.S. TREASURY OBLIGATIONS 114.8%
U.S. Treasury Bonds
1.125% due 05/15/2040	42,900	27,671
1.125% due 08/15/2040 (e)	99,760	63,729
1.375% due 11/15/2040 (g)	9,060	6,015
1.750% due 08/15/2041 (e)	60,400	42,032
1.875% due 02/15/2051	19,100	12,119
2.000% due 11/15/2041	45,200	32,711
2.000% due 02/15/2050	310	204
2.250% due 08/15/2049	52,090	36,396
2.250% due 02/15/2052	4,500	3,121
2.375% due 02/15/2042	28,000	21,495
2.375% due 05/15/2051	2,400	1,713
2.500% due 05/15/2046 (g)	2,028	1,519
2.875% due 05/15/2052	20,400	16,248
3.000% due 11/15/2045 (g)(i)	680	560
3.000% due 02/15/2049	64,144	52,220
3.000% due 08/15/2052	66,300	54,237
3.250% due 05/15/2042	22,800	20,014
3.375% due 08/15/2042	95,200	84,927
3.625% due 08/15/2043	15,300	14,072
3.625% due 02/15/2053	93,200	86,086
3.625% due 05/15/2053	19,400	17,940
3.875% due 02/15/2043 (e)	88,700	84,605
4.000% due 11/15/2042 (e)	165,700	161,085
4.000% due 11/15/2052	143,050	141,167
4.125% due 08/15/2053	22,600	22,851
4.375% due 05/15/2041	29,580	30,507
4.375% due 08/15/2043	202,900	207,180
4.750% due 02/15/2041	10,750	11,628
4.750% due 11/15/2053 (e)	8,500	9,534
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032	11,210	9,852
0.625% due 07/15/2032	15,037	13,746
1.125% due 01/15/2033	21,959	20,789
U.S. Treasury Notes
3.875% due 05/15/2043 (e)	72,200	68,855

Total U.S. Treasury Obligations (Cost $1,483,085)		1,376,828

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Ashford Hospitality Trust
6.434% due 04/15/2035 •	247	244
6.534% due 06/15/2035 •	94	92
Atrium Hotel Portfolio Trust
6.589% due 12/15/2036 ~	678	645
6.609% due 06/15/2035 •	200	198
BAMLL Commercial Mortgage Securities Trust
6.459% due 04/15/2036 ~	2,200	2,191
6.509% due 09/15/2034 •	300	299
BANK 4.046% due 03/15/2061 ~	800	767
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	2	1
6.166% due 04/25/2033 «~	3	3
Bear Stearns ALT-A Trust 4.730% due 09/25/2035 ~	183	108
Beast Mortgage Trust 6.526% due 03/15/2036 •	200	175
Benchmark Mortgage Trust 4.016% due 03/15/2052	3,700	3,461
BMO Mortgage Trust 7.055% due 11/15/2056	1,800	1,953
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,196
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,462
3.815% due 04/10/2033 ~	2,600	2,257
Countrywide Alternative Loan Trust 5.680% due 05/25/2035 •	196	176

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2023 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
6.050% due 04/25/2035 «~	28	25
6.110% due 03/25/2035 •	272	235
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.858% due 07/25/2033 «~	17	16
DBGS Mortgage Trust 6.254% due 06/15/2033 •	300	276
Extended Stay America Trust 6.556% due 07/15/2038 ~	1,587	1,573
HarborView Mortgage Loan Trust
4.952% due 07/19/2035 «~	3	3
5.910% due 05/19/2035 •	141	128
Hilton USA Trust 3.719% due 11/05/2038	2,130	2,022
Impac CMB Trust 5.970% due 10/25/2035 •	730	638
JP Morgan Mortgage Trust 5.044% due 07/25/2035 ~	34	34
Morgan Stanley Capital Trust
6.559% due 07/15/2035 •	200	198
6.645% due 12/15/2038 •	1,800	1,682
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	126	119
2.750% due 11/25/2059 ~	842	792
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.389% due 10/25/2035 ~	663	364
Residential Accredit Loans, Inc. Trust
5.770% due 08/25/2035 •	138	104
6.000% due 06/25/2036	321	248
Sequoia Mortgage Trust
6.170% due 10/19/2026 «~	2	2
6.172% due 07/20/2033 ~	70	64
Structured Adjustable Rate Mortgage Loan Trust 5.910% due 05/25/2037 •	407	354
Structured Asset Mortgage Investments Trust
5.910% due 05/25/2036 •	63	50
6.130% due 09/19/2032 •	2	2
6.310% due 10/19/2033 •	40	36
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	900	782
WaMu Mortgage Pass-Through Certificates Trust
5.990% due 11/25/2045 •	12	11
6.012% due 02/25/2046 •	311	273
6.060% due 08/25/2046 •	174	141
6.412% due 06/25/2042 •	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,221

Total Non-Agency Mortgage-Backed Securities (Cost $32,552)		29,625

ASSET-BACKED SECURITIES 0.7%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	1,700	1,754
Bear Stearns Asset-Backed Securities Trust 6.470% due 11/25/2042 •	138	136
Credit-Based Asset Servicing & Securitization Trust 5.590% due 11/25/2036 •	10	4
ECMC Group Student Loan Trust 6.202% due 02/27/2068 •	515	509
GM Financial Automobile Leasing Trust 5.888% due 06/20/2025 •	1,178	1,179
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	800	765
2.330% due 06/26/2028	1,200	1,093
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •	58	58
MASTR Asset-Backed Securities Trust 6.295% due 10/25/2034 •	751	719
Merrill Lynch Mortgage Investors Trust 6.400% due 07/25/2035 •	522	518
RAAC Trust 6.160% due 11/25/2036 «•	29	29
Ready Capital Mortgage Financing LLC 6.987% due 01/25/2037 •	925	927
SLM Student Loan Trust 6.196% due 10/25/2029 •	191	191
Soundview Home Loan Trust 5.590% due 11/25/2036 •	132	40
VMC Finance LLC 7.238% due 02/18/2039 •	400	390

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2023 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 4.290% due 10/25/2036 •	75	27

Total Asset-Backed Securities (Cost $8,614)		8,339

SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS (d) 3.0%		35,629

Total Short-Term Instruments (Cost $35,629)		35,629

Total Investments in Securities (Cost $1,719,667)		1,607,424

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	18,030	175

Total Short-Term Instruments (Cost $175)		175

Total Investments in Affiliates (Cost $175)		175

Total Investments 134.1% (Cost $1,719,842)		$1,607,599
Financial Derivative Instruments (f)(h) 0.0%(Cost or Premiums, net $(505))		523
Other Assets and Liabilities, net (34.1)%		(408,964)

Net Assets 100.0%		$1,199,158

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.420%	12/29/2023	01/02/2024	$32,200	U.S. Treasury Bonds 2.000% due 11/15/2041	$(32,820)	$32,200	$32,219
FICC	2.600	12/29/2023	01/02/2024	3,429	U.S. Treasury Notes 4.875% due 11/30/2025	(3,498)	3,429	3,430

Total Repurchase Agreements	$(36,318)	$35,629	$35,649

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

CIB	5.660%	12/28/2023	01/02/2024	$(9,732)	$(9,740)
STR	5.540	01/02/2024	01/03/2024	(343,858)	(343,857)
5.660	12/29/2023	01/02/2024	(346,798)	(347,016)

Total Reverse Repurchase Agreements	$(700,613)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2054	$100	$(82)	$(85)

Total Short Sales 0.0%	$(82)	$(85)

(e)	Securities with an aggregate market value of $357,284 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(252,295) at a weighted average interest rate of 5.130%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2024	61	$6,886	$241	$0	$(10)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2024	11	$(2,265)	$(22)	$0	$(1)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2023 (Unaudited)

U.S. Treasury 5-Year Note March Futures				03/2024	1,740	(189,266)	(4,100)		7	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2024	1,801	(212,546)	(8,632)		605	0
U.S. Treasury Long-Term Bond March Futures				03/2024	210	(26,237)	(1,960)		128	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2024	16	(2,138)	(178)		16	0

							$(14,892)	$756		$(1)

Total Futures Contracts							$(14,651)	$756		$(11)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.400%	Semi-Annual	03/30/2026	$17,040	$30	$1,361	$1,391	$4	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	6,200	(13)	(11)	(24)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	2,300	(17)	29	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	35,100	79	(3,318)	(3,239)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	38,300	(475)	(2,153)	(2,628)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,300	(12)	(42)	(54)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	3,200	(11)	(68)	(79)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	6,200	(23)	(34)	(57)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	9,590	76	1,735	1,811	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	6,800	(23)	1,086	1,063	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	(12)	(13)	(25)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	2,100	(7)	38	31	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	4,100	(16)	89	73	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	2,500	(9)	63	54	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,700	(6)	57	51	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	3,900	(14)	151	137	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	3,100	(13)	180	167	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	2,000	(8)	115	107	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	4,000	(15)	234	219	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	2,800	(10)	130	120	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	1,600	(6)	95	89	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	1,200	(4)	74	70	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	1,400	(5)	89	84	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	1,200	(4)	77	73	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	1,200	(4)	79	75	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	1,600	(6)	134	128	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	3,200	(13)	268	255	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	4,000	(18)	(238)	(256)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	7,000	(29)	(250)	(279)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(11)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	1,200	(5)	(34)	(39)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	2,700	(12)	(66)	(78)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(71)	(83)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	1,700	(11)	11	0	0	(7)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	1,900	(11)	187	176	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053	1,600	(8)	169	161	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,700	(99)	1,780	1,681	22	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	7,900	480	1,403	1,883	32	0

Total Swap Agreements	$(268)	$3,325	$3,057	$89	$(49)

(g)

Securities with an aggregate market value of $4,673 and cash of $8,040 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235%	01/22/2024	1,700	$(7)	$(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	1,700	(7)	(5)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	2,100	(10)	(15)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	2,100	(10)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	3,200	(14)	(41)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	3,200	(14)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	2,600	(12)	(42)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	2,200	(11)	(23)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	2,200	(11)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	4,400	(19)	(15)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	4,400	(19)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	1,900	(8)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	1,900	(8)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	2,000	(8)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	2,000	(8)	(7)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	500	(2)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	500	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,000	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,000	(4)	(3)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	2,700	(13)	(48)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	2,700	(13)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	1,700	(8)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	1,700	(8)	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	1,100	(6)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	1,100	(5)	(2)

$(231)	$(257)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	$99.227	02/06/2024	700	$(4)	$0

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2023 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	700	(2)	(5)

$(6)	$(5)

Total Written Options	$(237)	$(262)

(i)

Securities with an aggregate market value of $93 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$3,346	$0	$3,346
U.S. Government Agencies	0	153,657	0	153,657
U.S. Treasury Obligations	0	1,376,828	0	1,376,828
Non-Agency Mortgage-Backed Securities	0	29,575	50	29,625
Asset-Backed Securities	0	8,310	29	8,339
Short-Term Instruments
Repurchase Agreements	0	35,629	0	35,629

$0	$1,607,345	$79	$1,607,424
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$175	$0	$0	$175

Total Investments	$175	$1,607,345	$79	$1,607,599

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(85)	$0	$(85)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$845	$0	$845

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(60)	0	(60)
Over the counter	0	(262)	0	(262)

$0	$(322)	$0	$(322)

Total Financial Derivative Instruments	$0	$523	$0	$523

Totals	$175	$1,607,783	$79	$1,608,037

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Low Duration Credit Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 53.8%
ABG Intermediate Holdings 2 LLC 8.956% due 12/21/2028	$138	$139
Acrisure LLC
9.150% (LIBOR03M + 3.500%) due 02/15/2027 ~	224	224
9.888% due 11/06/2030	150	151
9.900% (LIBOR03M + 4.250%) due 02/15/2027 ~	125	125
Adevinta ASA TBD% - 8.362% due 06/26/2028	123	124
Ahead DB Holdings LLC 9.198% due 10/18/2027	298	297
Al Aqua Merger Sub, Inc. 9.093% due 07/31/2028	597	598
Alliant Holdings Intermediate LLC 8.865% due 11/06/2030	585	588
Altice France SA 10.894% due 08/15/2028	493	444
American Airlines, Inc. 10.427% due 04/20/2028	270	278
Amsurg
10.110% due 11/03/2026 «	202	202
13.258% due 09/15/2028 «	767	767
AP Core Holdings LLC 10.970% due 09/01/2027	100	98
AppLovin Corp. 8.556% due 10/25/2028	483	484
Aramark Services, Inc. 7.970% due 06/22/2030	398	399
Arches Buyer, Inc. 8.706% due 12/06/2027	298	292
Aretec Group, Inc. 9.956% due 08/09/2030	399	399
Armor Holding LLC 9.934% due 12/11/2028	563	566
Ascend Learning LLC 8.956% due 12/11/2028	298	293
ASGN, Inc. 7.606% due 08/30/2030	249	251
AssuredPartners, Inc. 8.856% due 02/12/2027	390	391
Asurion LLC 8.720% due 12/23/2026	602	602
Athenahealth Group, Inc. 8.606% due 02/15/2029	353	352
AVSC Holding Corp. (8.681% Cash and 0.250% PIK) 8.931% due 03/03/2025 (a)	598	587
Axalta Coating Systems U.S. Holdings, Inc. 7.848% due 12/20/2029	678	681
B.C. Unlimited Liability Co. 7.606% due 09/20/2030	1,600	1,603
Barnes Group, Inc. 8.456% due 09/03/2030	698	701
Barracuda Networks, Inc. 9.883% due 08/15/2029	99	97
Bausch & Lomb Corp. 9.356% due 09/29/2028	898	899
BCPE Empire Holdings, Inc. 10.106% due 12/11/2028	730	733
Berlin Packaging LLC 8.594% - 8.610% due 03/11/2028	298	297
BIP PipeCo Holdings LLC 8.616% due 12/06/2030	375	375
Bmc Software, Inc. TBD% due 12/29/2028	450	454
Bracket Intermediate Holding Corp. 10.448% due 05/08/2028	498	498
Buckeye Partners LP 7.856% due 11/22/2030	300	301
Caesars Entertainment Corp. 8.706% due 02/06/2030	149	149
Carnival Corp. 8.357% due 08/08/2027	1,083	1,088
Castlelake Aviation Ltd. 8.396% due 10/22/2026	525	526

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

Catalent Pharma Solutions, Inc. 8.356% due 02/22/2028	400	401
Cengage Learning, Inc. 10.405% due 07/14/2026	199	200
Central Parent, Inc. 9.348% due 07/06/2029	743	748
Charter Communications Operating LLC 7.360% due 12/07/2030	200	200
Charter Next Generation, Inc. 9.220% due 12/01/2027	498	501
Chobani LLC 9.112% due 10/25/2027	600	602
Citadel Securities LP 7.714% - 7.856% due 07/29/2030	425	426
Clarios Global LP 9.106% due 05/06/2030	698	701
Clear Channel Outdoor Holdings, Inc. 9.145% due 08/21/2026	412	408
Cloud Software Group, Inc. TBD% - 9.990% due 03/30/2029	942	923
Clydesdale Acquisition Holdings, Inc. 9.631% due 04/13/2029	1,231	1,238
Covanta Holding Corp. 8.360% due 11/30/2028	499	500
CQP Holdco LP
8.360% due 12/31/2030	1,104	1,108
Creative Artists Agency LLC 8.856% due 11/27/2028	99	100
Crocs, Inc. 8.498% due 02/20/2029	174	175
CSC Holdings, LLC 7.976% (LIBOR01M + 2.500%) due 04/15/2027 ~	150	142
Cvent, Inc. 9.098% due 06/17/2030	300	301
Da Vinci Purchaser Corp. 9.470% due 01/08/2027	201	202
Delos Aircraft Designated Activity Co. 7.348% due 10/31/2027	446	448
DirecTV Financing LLC 10.650% due 08/02/2027	757	758
Dun & Bradstreet Corp. 8.355% due 01/18/2029	684	686
Edelman Financial Center LLC 8.970% due 04/07/2028	99	100
Element Solutions Inc. TBD% due 12/18/2030	700	703
Emrld Borrower LP 8.356% due 05/31/2030	500	502
Endure Digital, Inc. 9.422% due 02/10/2028	963	946
Ensono LP 9.470% due 05/26/2028	497	480
Entain Holdings Gibraltar Ltd. 8.948% due 10/31/2029	248	249
Fertitta Entertainment LLC 9.356% due 01/27/2029	298	298
FinCo LLC 8.383% due 06/27/2029	299	300
First Student Bidco, Inc.
8.360% due 07/21/2028	258	257
8.610% due 07/21/2028	852	847
Fleet U.S. Bidco, Inc. 8.470% (LIBOR01M + 3.000%) due 10/07/2026 ~	369	370
Flutter Entertainment PLC 7.698% due 11/25/2030	400	401
Focus Financial Partners LLC 8.856% due 06/30/2028	349	350
Fogo De Chao, Inc. 10.106% due 09/30/2030	500	491
Forest City Enterprises LP 8.970% due 12/08/2025	360	343
Fortrea Holdings, Inc. 9.106% due 06/30/2030	249	249
Foundation Building Materials Holding Co. LLC 8.895% due 01/31/2028	878	876
Gainwell Acquisition Corp. 9.448% due 10/01/2027	285	278
Garda World Security Corp. 9.725% due 10/30/2026	850	853
Getty Images, Inc. 9.948% due 02/19/2026	295	297
GIP Pilot Acquisition Partners LP 8.388% due 10/04/2030	275	275
Graham Packaging Co., Inc. 8.470% due 08/04/2027	28	28

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

Gray Television, Inc. 8.457% due 12/01/2028	784	780
Great Outdoors Group LLC 9.220% due 03/06/2028	298	298
Greeneden U.S. Holdings LLC 9.470% due 12/01/2027	413	415
Grinding Media, Inc. 9.684% due 10/12/2028	298	298
Hilton Domestic Operating Co., Inc. 7.455% due 11/08/2030	1,300	1,306
HUB International Ltd. 9.610% - 9.662% due 06/20/2030	702	706
II-VI, Inc. 8.220% due 07/02/2029	362	364
INEOS Enterprises Holdings U.S. Finco LLC 9.130% - 9.238% due 07/08/2030	500	501
Innophos, Inc. 8.720% due 02/05/2027	594	584
Insulet Corp. 8.720% due 05/04/2028	578	581
IQVIA, Inc. 7.348% due 01/02/2031	800	804
IRB Holding Corp. 8.456% due 12/15/2027	958	961
Isolved, Inc. 9.484% due 10/14/2030	425	426
Ivanti Software, Inc. 9.907% due 12/01/2027	811	772
Janus International Group LLC 8.764% due 08/03/2030	249	250
Jazz Financing Lux SARL 8.970% due 05/05/2028	298	300
KUEHG Corp. 10.348% due 06/12/2030	100	100
LABL, Inc. 10.456% due 10/29/2028	359	346
LBM Acquisition LLC 9.106% due 12/17/2027	348	345
Level 3 Financing, Inc. 7.220% due 03/01/2027	200	191
Life Time Fitness, Inc. 10.111% due 01/15/2026	700	706
Lifepoint Health, Inc. 11.168% due 11/16/2028	618	617
Madison IAQ LLC 8.721% due 06/21/2028	693	692
Magenta Buyer LLC 10.645% due 07/27/2028	731	523
Mauser Packaging Solutions Holding Co. 9.343% due 08/14/2026	746	750
McAfee LLC 9.193% due 03/01/2029	298	297
Medline Borrower LP 8.470% due 10/23/2028	298	300
MH Sub LLC 9.606% due 05/03/2028	572	564
Mitchell International, Inc. 9.400% due 10/15/2028	298	299
MPH Acquisition Holdings LLC 9.900% due 09/01/2028	99	95
Nielsen Consumer, Inc. 11.606% due 03/06/2028	299	293
Nouryon Finance BV 9.467% due 04/03/2028	1,147	1,153
Nuvei Technologies Corp. TBD% due 12/16/2030	300	300
Olympus Water U.S. Holding Corp. 10.348% due 11/09/2028	449	452
OMNIA Partners LLC
0.500% due 07/25/2030 µ	34	35
9.628% due 07/25/2030	366	368
Ontario Gaming GTA LP 9.598% due 08/01/2030	275	277
Open Text Corp. 8.206% due 01/31/2030	291	292
Option Care Health, Inc. 8.220% due 10/27/2028	262	263
Oscar AcquisitionCo LLC 9.948% due 04/29/2029	348	345
OT Merger Corp. TBD% due 10/13/2028	200	179
Padagis LLC 10.434% due 07/06/2028	300	291
Parexel International Corp. 8.720% due 11/15/2028	860	866

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

Park River Holdings, Inc. 8.907% due 12/28/2027	498	487
Peraton Corp. 9.206% due 02/01/2028	297	298
Phoenix Guarantor, Inc. 8.720% due 03/05/2026	843	844
Polaris Newco LLC 9.470% due 06/02/2028	665	657
Presidio Holdings, Inc. 8.956% - 8.983% due 01/22/2027	175	176
Project Alpha Intermediate Holding, Inc. 10.106% due 10/28/2030	400	403
Proofpoint, Inc. 8.720% due 08/31/2028	298	298
PUG LLC 8.970% due 02/12/2027	198	196
Quartz Acquireco LLC 8.856% due 06/28/2030	299	301
R1 Rcm, Inc. TBD% due 06/21/2029	750	752
Rand Parent LLC 9.598% due 03/17/2030	172	172
RealPage, Inc. 8.470% due 04/24/2028	930	924
Reynolds Group Holdings, Inc. 8.720% due 09/24/2028	630	633
Scientific Games Holdings LP 8.598% - 8.664% due 04/04/2029	788	790
SCIH Salt Holdings, Inc. 9.356% due 03/16/2027	150	150
Sedgwick Claims Management Services, Inc. 9.106% due 02/24/2028	298	299
Select Medical Corp. 8.356% due 03/06/2027	299	299
Simon & Schuster, Inc. 9.390% due 10/30/2030	125	126
Software AG 10.098% due 09/16/2030	300	301
Solis BV 8.880% due 02/26/2029	549	548
Sotera Health Holdings LLC 8.395% due 12/11/2026	300	300
Specialty Building Products Holdings LLC 9.206% due 10/15/2028	124	124
Spirit AeroSystems, Inc. 9.633% due 01/15/2027	395	397
Spring Education Group, Inc. 9.848% due 10/04/2030	200	201
SRS Distribution, Inc. 8.956% due 06/02/2028	298	299
Star Parent, Inc. 9.348% due 09/27/2030	600	594
Summit Materials LLC TBD% due 11/30/2028	350	352
Surgery Center Holdings, Inc.
8.856% due 12/19/2030	723	726
Taboola.com Ltd. 9.470% due 09/01/2028	342	341
Tempo Acquisition LLC 8.106% due 08/31/2028	464	467
TransDigm, Inc. 8.598% due 08/24/2028	1,647	1,656
Travel & Leisure Corp. TBD% due 12/14/2029	200	201
Trident TPI Holdings, Inc.
9.848% due 09/15/2028	149	150
10.598% due 09/15/2028	249	251
Triton Water Holdings, Inc. 8.860% due 03/31/2028	298	295
Uber Technologies, Inc. 8.110% due 03/03/2030	239	240
UGI Energy Services LLC 8.706% due 02/22/2030	842	845
Ultimate Software Group, Inc. 9.988% due 05/04/2026	299	300
United Airlines, Inc. 9.220% due 04/21/2028	557	560
United Talent Agency LLC 9.650% due 07/07/2028	635	637
Univision Communications, Inc. 9.598% due 06/24/2029	298	299
USI, Inc.
8.348% due 11/22/2029	684	687
8.598% due 09/27/2030	299	300
Venga Finance SARL 10.400% due 06/28/2029	247	246

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

Vertical U.S. Newco, Inc. 9.381% due 07/30/2027	299	300
Viad Corp. 10.470% due 07/30/2028	330	330
Vistra Energy Co. LLC 7.356% due 12/20/2030	650	651
Whatabrands LLC 8.470% due 08/03/2028	298	299
Worldpay LLC TBD% due 09/20/2030	1,000	1,006
Worldwide Express Operations LLC 9.610% due 07/26/2028	348	342
XPO Logistics, Inc.
7.356% due 05/24/2028	101	102
7.360% due 02/03/2031	300	301

Total Loan Participations and Assignments (Cost $79,235)		80,052

CORPORATE BONDS & NOTES 35.1%
BANKING & FINANCE 6.3%
Alliant Holdings Intermediate LLC 6.750% due 10/15/2027	300	299
Allied Universal Holdco LLC 4.625% due 06/01/2028	550	501
Brandywine Operating Partnership LP 7.800% due 03/15/2028	100	101
Burford Capital Global Finance LLC 9.250% due 07/01/2031	300	319
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	150	149
8.875% due 09/01/2031	200	212
Ford Motor Credit Co. LLC
3.664% due 09/08/2024	1,500	1,477
6.800% due 05/12/2028	200	209
7.200% due 06/10/2030	150	160
7.350% due 03/06/2030	150	161
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	124	124
Freedom Mortgage Corp. 12.000% due 10/01/2028	775	847
HAT Holdings LLC 8.000% due 06/15/2027	475	495
Icahn Enterprises LP
6.250% due 05/15/2026	300	287
9.750% due 01/15/2029	200	204
Ladder Capital Finance Holdings LLLP 5.250% due 10/01/2025	1,000	987
Nationstar Mortgage Holdings, Inc. 5.500% due 08/15/2028	100	96
Navient Corp.
4.875% due 03/15/2028	400	372
6.750% due 06/15/2026	200	204
OneMain Finance Corp.
3.500% due 01/15/2027	100	93
7.125% due 03/15/2026	900	918
Oxford Finance LLC 6.375% due 02/01/2027	200	189
PennyMac Financial Services, Inc. 7.875% due 12/15/2029	100	103
PRA Group, Inc. 7.375% due 09/01/2025	200	199
SLM Corp. 3.125% due 11/02/2026	100	93
Starwood Property Trust, Inc.
3.750% due 12/31/2024	200	197
4.750% due 03/15/2025	100	99
USI, Inc. 7.500% due 01/15/2032	300	308

		9,403

INDUSTRIALS 28.1%
Air Canada 3.875% due 08/15/2026	725	693
Albertsons Cos., Inc. 6.500% due 02/15/2028	300	304
Allegiant Travel Co. 7.250% due 08/15/2027	200	196
Altice France SA 8.125% due 02/01/2027	300	277
AMC Networks, Inc. 4.750% due 08/01/2025	225	219
Ardagh Packaging Finance PLC 5.250% due 08/15/2027	175	136

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

Axalta Coating Systems Dutch Holding B BV 7.250% due 02/15/2031	200	210
B.C. Unlimited Liability Co. 3.875% due 01/15/2028	300	284
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028	475	502
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	150	145
Beacon Roofing Supply, Inc. 6.500% due 08/01/2030	100	102
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/2027	200	178
Bombardier, Inc. 7.500% due 02/01/2029	500	509
Caesars Entertainment, Inc. 6.250% due 07/01/2025	900	903
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	325	298
Carnival Corp.
5.750% due 03/01/2027	400	390
7.000% due 08/15/2029	100	104
Catalent Pharma Solutions, Inc. 3.125% due 02/15/2029	500	438
CCO Holdings LLC 5.000% due 02/01/2028	100	96
Central Parent LLC 8.000% due 06/15/2029	300	313
Chesapeake Energy Corp. 5.500% due 02/01/2026	850	843
Churchill Downs, Inc. 4.750% due 01/15/2028	200	192
Cimpress PLC 7.000% due 06/15/2026	100	98
Clear Channel Outdoor Holdings, Inc. 5.125% due 08/15/2027	225	215
Clydesdale Acquisition Holdings, Inc. 6.625% due 04/15/2029	100	98
Cogent Communications Group, Inc. 7.000% due 06/15/2027	100	101
Community Health Systems, Inc.
5.625% due 03/15/2027	100	93
8.000% due 03/15/2026	247	246
CoreLogic, Inc. 4.500% due 05/01/2028	350	307
CSC Holdings LLC
5.250% due 06/01/2024	50	49
5.375% due 02/01/2028	175	155
7.500% due 04/01/2028	200	150
Delta Air Lines, Inc. 7.375% due 01/15/2026	66	68
Directv Financing LLC 5.875% due 08/15/2027	400	376
DISH DBS Corp.
5.250% due 12/01/2026	700	601
5.875% due 11/15/2024	500	469
DISH Network Corp. 11.750% due 11/15/2027	300	313
Emerald Debt Merger Sub LLC 6.625% due 12/15/2030	350	358
EnLink Midstream LLC 6.500% due 09/01/2030	100	102
EQM Midstream Partners LP 6.000% due 07/01/2025	368	368
Ford Motor Co. 5.291% due 12/08/2046	250	221
Foundation Building Materials, Inc. 6.000% due 03/01/2029	400	360
Frontier Communications Holdings LLC
5.000% due 05/01/2028	100	93
5.875% due 10/15/2027	300	290
GFL Environmental, Inc. 6.750% due 01/15/2031	100	103
GN Bondco LLC 9.500% due 10/15/2031	450	440
goeasy Ltd. 9.250% due 12/01/2028	500	534
Grifols SA 4.750% due 10/15/2028	400	363
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	200	189
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028	300	315
iHeartCommunications, Inc. 6.375% due 05/01/2026	225	192
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (a)	225	216

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

Jaguar Land Rover Automotive PLC 4.500% due 10/01/2027	400	378
JELD-WEN, Inc. 4.875% due 12/15/2027	700	662
Kaiser Aluminum Corp. 4.625% due 03/01/2028	675	625
LABL, Inc.
5.875% due 11/01/2028	100	91
6.750% due 07/15/2026	200	195
Las Vegas Sands Corp. 2.900% due 06/25/2025	925	889
LBM Acquisition LLC 6.250% due 01/15/2029	200	179
Legacy LifePoint Health LLC 4.375% due 02/15/2027	250	231
LifePoint Health, Inc. 11.000% due 10/15/2030	200	211
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/2028	1,000	1,038
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	100	94
6.500% due 05/15/2027	300	305
Mauser Packaging Solutions Holding Co. 7.875% due 08/15/2026	200	204
Medline Borrower LP 3.875% due 04/01/2029	600	543
MGM Resorts International
4.625% due 09/01/2026	300	293
4.750% due 10/15/2028	100	95
5.500% due 04/15/2027	200	199
Mineral Resources Ltd.
8.000% due 11/01/2027	100	103
9.250% due 10/01/2028	175	186
MPH Acquisition Holdings LLC
5.500% due 09/01/2028	325	291
5.750% due 11/01/2028	200	163
Nabors Industries Ltd. 7.250% due 01/15/2026	200	192
NCL Corp. Ltd.
5.875% due 03/15/2026	300	293
8.125% due 01/15/2029	300	314
NCR Atleos Corp. 9.500% due 04/01/2029	400	425
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	200	187
New Fortress Energy, Inc.
6.500% due 09/30/2026	100	96
6.750% due 09/15/2025	100	99
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028	200	215
Nexstar Media, Inc. 4.750% due 11/01/2028	100	92
Northriver Midstream Finance LP 5.625% due 02/15/2026	300	291
NuStar Logistics LP 6.000% due 06/01/2026	300	300
Olympus Water U.S. Holding Corp. 7.125% due 10/01/2027	300	301
Ontario Gaming GTA LP 8.000% due 08/01/2030	400	413
Open Text Corp. 3.875% due 02/15/2028	375	349
Option Care Health, Inc. 4.375% due 10/31/2029	900	814
Organon & Co. 4.125% due 04/30/2028	400	369
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	400	374
PetSmart, Inc. 4.750% due 02/15/2028	200	189
Prime Security Services Borrower LLC 5.750% due 04/15/2026	825	830
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	100	107
Rand Parent LLC 8.500% due 02/15/2030	300	287
Resorts World Las Vegas LLC 8.450% due 07/27/2030	400	413
Rockcliff Energy LLC 5.500% due 10/15/2029	500	473
Rolls-Royce PLC
3.625% due 10/14/2025	200	193
5.750% due 10/15/2027	100	100
Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	300	277
5.500% due 08/31/2026	1,675	1,660

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

5.500% due 04/01/2028	175	173
Sabre Global, Inc.
8.625% due 06/01/2027	685	624
11.250% due 12/15/2027	200	197
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	175	164
Scripps Escrow, Inc. 5.875% due 07/15/2027	200	178
Seadrill Finance Ltd. 8.375% due 08/01/2030	350	365
Seagate HDD Cayman 8.250% due 12/15/2029	100	108
Sirius XM Radio, Inc.
4.000% due 07/15/2028	100	93
5.000% due 08/01/2027	125	121
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028	300	311
Specialty Building Products Holdings LLC 6.375% due 09/30/2026	300	295
Spirit AeroSystems, Inc.
4.600% due 06/15/2028	500	443
9.750% due 11/15/2030	150	161
Standard Industries, Inc. 4.750% due 01/15/2028	200	193
Station Casinos LLC 4.500% due 02/15/2028	100	94
Strathcona Resources Ltd. 6.875% due 08/01/2026	150	143
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	200	197
TransDigm, Inc.
5.500% due 11/15/2027	100	98
6.750% due 08/15/2028	100	102
7.125% due 12/01/2031	200	210
Transocean Aquila Ltd. 8.000% due 09/30/2028	150	152
Travel & Leisure Co.
6.000% due 04/01/2027	300	299
6.625% due 07/31/2026	200	202
TreeHouse Foods, Inc. 4.000% due 09/01/2028	200	177
Trident TPI Holdings, Inc. 12.750% due 12/31/2028	100	107
Triumph Group, Inc.
7.750% due 08/15/2025	100	100
9.000% due 03/15/2028	475	506
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	1,000	837
U.S. Foods, Inc. 7.250% due 01/15/2032	100	104
United Airlines, Inc. 4.375% due 04/15/2026	350	341
Univision Communications, Inc. 8.000% due 08/15/2028	125	129
Valaris Ltd. 8.375% due 04/30/2030	200	205
Venture Global LNG, Inc. 8.125% due 06/01/2028	325	329
Viasat, Inc.
5.625% due 09/15/2025	100	98
5.625% due 04/15/2027	275	266
6.500% due 07/15/2028	175	144
Victoria's Secret & Co. 4.625% due 07/15/2029	500	418
Viking Cruises Ltd. 5.875% due 09/15/2027	200	193
Virgin Media Vendor Financing Notes DAC 5.000% due 07/15/2028	400	376
Vital Energy, Inc. 9.750% due 10/15/2030	100	104
VOC Escrow Ltd. 5.000% due 02/15/2028	100	96
Waste Pro USA, Inc. 5.500% due 02/15/2026	200	193
White Cap Buyer LLC 6.875% due 10/15/2028	300	291
Williams Scotsman, Inc. 7.375% due 10/01/2031	200	210
Wynn Las Vegas LLC 5.500% due 03/01/2025	108	108

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

XPO, Inc. 7.125% due 02/01/2032	100	103

		41,801

UTILITIES 0.7%
Calpine Corp.
4.500% due 02/15/2028	450	428
5.125% due 03/15/2028	100	96
Edison International 8.125% due 06/15/2053 •	75	77
Genesis Energy LP
8.000% due 01/15/2027	100	102
8.250% due 01/15/2029	200	206
PBF Holding Co. LLC 6.000% due 02/15/2028	175	170

		1,079

Total Corporate Bonds & Notes (Cost $51,341)		52,283

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Notes
4.625% due 06/30/2025	6,700	6,717

Total U.S. Treasury Obligations (Cost $6,689)		6,717

	SHARES
COMMON STOCKS 0.4%
HEALTH CARE 0.4%
Amsurg Equity «(b)(e)	11,642	597

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(b)	52,605	0

Total Common Stocks (Cost $579)		597

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060	252	0

Total Warrants (Cost $33)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS (f) 0.2%		242

U.S. TREASURY BILLS 3.8%
5.524% due 02/06/2024 (c)(d)	$5,600	5,571

Total Short-Term Instruments (Cost $5,813)		5,813

Total Investments in Securities (Cost $143,690)		145,462

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	123,534	1,202

Total Short-Term Instruments (Cost $1,201)		1,202

Total Investments in Affiliates (Cost $1,201)		1,202

Total Investments 98.6% (Cost $144,891)		$146,664
Financial Derivative Instruments (g)(h) 0.6%(Cost or Premiums, net $(129))		901

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

Other Assets and Liabilities, net 0.8%	1,207

Net Assets 100.0%	$148,772

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description						Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity						11/02/2023 - 11/06/2023		$486	$597	0.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$242		U.S. Treasury Notes 4.875% due 11/30/2025		$(247)	$242	$242

Total Repurchase Agreements								$(247)	$242	$242

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(21) at a weighted average interest rate of 4.959%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note March Futures				03/2024	12	$1,305	$28		$1	$0

Total Futures Contracts							$28		$1	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Newell Brands, Inc.	1.000%	Quarterly	06/20/2028	3.418%	$325	$(33)	$4	$(29)	$0	$0
OneMain Finance Corp.	5.000	Quarterly	12/20/2027	2.418	800	(44)	117	73	2	0

						$(77)	$121	$44	$2	$0

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)		Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$11,484		$123	$568		$691	$0	$(3)

Total Swap Agreements						$46	$689		$735	$2	$(3)

Cash of $1,734 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered		Currency to be Received		Asset		Liability

BPS		01/2024	EUR	850		$927		$0		$(11)

Total Forward Foreign Currency Contracts								$0		$(11)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	iBoxx USD Liquid Leveraged Loan Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$2,500	$(6)	$100	$94	$0
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	3,600	(38)	181	143	0
	Receive	iBoxx USD Liquid Leveraged Loan Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	3,500	(11)	122	111	0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	4,500	(55)	365	310	0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	4,100	(12)	251	239	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2024	4,100	(53)	68	15	0

Total Swap Agreements								$(175)	$1,087	$912	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$79,083	$969	$80,052
Corporate Bonds & Notes
Banking & Finance	0	9,403	0	9,403
Industrials	0	41,801	0	41,801
Utilities	0	1,079	0	1,079
U.S. Treasury Obligations	0	6,717	0	6,717
Common Stocks
Health Care	0	0	597	597
Short-Term Instruments
Repurchase Agreements	0	242	0	242
U.S. Treasury Bills	0	5,571	0	5,571

$0	$143,896	$1,566	$145,462
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,202	$0	$0	$1,202

Total Investments	$1,202	$143,896	$1,566	$146,664

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3	0	3
Over the counter	0	912	0	912

$0	$915	$0	$915
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(11)	0	(11)

$0	$(14)	$0	$(14)

Total Financial Derivative Instruments	$0	$901	$0	$901

Totals	$1,202	$144,797	$1,566	$147,565

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,510	$946	$(4,643)	$7	$(347)	$163	$0	$(2,667)	$969	$22
Common Stocks
Health Care	0	486	0	0	0	111	0	0	597	111

Totals	$7,510	$1,432	$(4,643)	$7	$(347)	$274	$0	$(2,667)	$1,566	$133

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$969	Comparable Companies	EBITDA Multiple	X	14.500	—
Common Stocks
Health Care	597	Comparable Companies	EBITDA Multiple	X	14.500	—

Total	$1,566

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration ESG Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.2% ¤
CORPORATE BONDS & NOTES 21.2%
BANKING & FINANCE 16.6%
American Honda Finance Corp. 6.036% due 01/10/2025		$800	$801
Asian Development Bank
4.700% due 03/12/2024	MXN	41,000	2,381
6.000% due 02/05/2026	BRL	11,000	2,168
6.550% due 01/26/2025	ZAR	32,000	1,708
Bank of America Corp.
0.981% due 09/25/2025 •		$1,700	1,641
1.530% due 12/06/2025 •		1,200	1,154
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		3,000	3,035
Barclays PLC
2.852% due 05/07/2026 •		900	868
7.325% due 11/02/2026 •		800	827
BNP Paribas SA 4.705% due 01/10/2025 •		1,000	1,000
BPCE SA 5.975% due 01/18/2027 •		400	403
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		2,400	2,230
CPI Property Group SA 2.750% due 05/12/2026	EUR	1,600	1,479
CTP NV 0.625% due 09/27/2026		1,100	1,093
Digital Dutch Finco BV 0.625% due 07/15/2025		2,000	2,093
Equinix, Inc. 1.000% due 09/15/2025		$1,500	1,400
Equitable Financial Life Global Funding 1.300% due 07/12/2026		1,700	1,533
European Bank for Reconstruction & Development 1.625% due 09/27/2024		2,800	2,732
HAT Holdings LLC 3.375% due 06/15/2026		850	799
ING Groep NV 1.400% due 07/01/2026 •		3,100	2,919
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	26,000	1,349
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	2,000	2,149
JPMorgan Chase & Co. 6.070% due 10/22/2027		$1,000	1,029
Metropolitan Life Global Funding 0.950% due 07/02/2025		2,000	1,886
Morgan Stanley 6.138% due 10/16/2026 •		1,600	1,630
Norinchukin Bank
1.284% due 09/22/2026		2,200	1,988
5.430% due 03/09/2028		600	613
OneMain Finance Corp. 3.500% due 01/15/2027		1,600	1,482
Pacific Life Global Funding 1.375% due 04/14/2026		1,900	1,757
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		1,200	1,223
Societe Generale SA 2.625% due 01/22/2025		1,100	1,067
Standard Chartered PLC 1.214% due 03/23/2025 •		2,150	2,136
Sumitomo Mitsui Financial Group, Inc. 5.464% due 01/13/2026		1,200	1,212
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		400	410
Toronto-Dominion Bank 5.264% due 12/11/2026		1,200	1,224
Toyota Motor Credit Corp. 5.920% due 08/22/2024		900	901

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2023 (Unaudited)

UBS Group AG 5.711% due 01/12/2027 •		1,300	1,308

			55,628

INDUSTRIALS 1.5%
Hyundai Capital America 5.800% due 06/26/2025		600	603
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		886	773
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,300	1,424
Weir Group PLC 2.200% due 05/13/2026		$2,500	2,326

			5,126

UTILITIES 3.1%
AES Corp. 5.450% due 06/01/2028		1,000	1,017
Avangrid, Inc. 3.150% due 12/01/2024		2,200	2,151
Electricite de France SA 3.625% due 10/13/2025		500	488
Enel Finance International NV
1.375% due 07/12/2026		1,500	1,367
4.250% due 06/15/2025		2,200	2,170
6.800% due 10/14/2025		1,000	1,026
ReNew Wind Energy AP2 4.500% due 07/14/2028		1,200	1,068
Southern Power Co. 0.900% due 01/15/2026		1,000	922

			10,209

Total Corporate Bonds & Notes (Cost $73,951)			70,963

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 1.2%
California Health Facilities Financing Authority Revenue Notes, Series 2019 2.020% due 06/01/2024		3,000	2,961
California Health Facilities Financing Authority Revenue Notes, Series 2020 1.168% due 06/01/2026		1,000	923

			3,884

NEW YORK 0.4%
New York City Housing Development Corp. Revenue Notes, Series 2021
0.517% due 11/01/2024		100	96
0.823% due 05/01/2025		225	213
0.923% due 11/01/2025		250	233
1.023% due 05/01/2026		650	596
1.123% due 11/01/2026		250	226

			1,364

Total Municipal Bonds & Notes (Cost $5,475)			5,248

U.S. GOVERNMENT AGENCIES 36.1%
Fannie Mae
0.700% due 07/30/2025		8,200	7,717
1.000% due 01/25/2043		4	3
3.500% due 02/25/2043 (a)		223	13
4.438% due 08/01/2029 •		3	2
4.793% due 12/25/2042 ~		3	3
5.000% due 01/25/2040 - 07/25/2040		90	91
5.315% due 05/01/2035 •		1	1
5.512% due 11/01/2034 •		2	2
5.750% due 10/25/2035		3	3
5.802% due 09/25/2042 ~		25	25
5.865% due 10/01/2027		980	974
5.875% due 11/01/2035 •		4	4
5.950% due 02/01/2031 •		2	2
5.953% due 07/01/2035 •		1	1
5.972% due 08/01/2035 •		20	21
6.129% due 07/01/2042 •		5	5
6.179% due 09/01/2041 •		13	13
6.705% due 11/01/2035 •		3	3
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025		8,200	7,655
0.680% due 08/06/2025		8,200	7,710
0.800% due 10/28/2026		1,700	1,544
0.826% due 02/25/2031		2,961	2,550
0.955% due 08/15/2044 •		110	111
1.150% due 09/25/2030 ~(a)		13,881	813

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2023 (Unaudited)

2.000% due 11/15/2026	18	18
2.875% due 04/25/2026	1,900	1,832
2.939% due 04/25/2029	1,900	1,769
3.000% due 01/01/2027	24	23
3.590% due 01/25/2025 ~	1,426	1,404
4.000% due 06/01/2048	380	367
5.000% due 10/01/2033	2	2
5.130% due 12/15/2042 •	389	387
5.488% due 07/01/2035 •	2	2
5.491% due 06/01/2035 •	11	11
6.080% due 08/01/2035 •	7	7
6.163% due 10/15/2037 ~	24	24
6.212% due 02/25/2045 •	12	11
6.500% due 07/25/2043	33	35
Ginnie Mae
3.500% due 05/20/2049 - 08/20/2049	1,709	1,602
3.625% due 02/20/2032 •	3	3
3.875% due 06/20/2027 •	2	2
4.000% due 05/20/2030 •	4	4
4.000% due 06/20/2048	610	584
5.431% due 06/20/2067 •	393	395
5.616% due 06/20/2067 ~	201	201
5.757% due 10/20/2043 •	276	261
5.889% due 04/20/2065 •	47	47
5.897% due 02/20/2067 •	206	205
5.899% due 06/20/2065 •	64	64
5.937% due 07/20/2067 ~	330	328
6.017% due 05/20/2066 •	28	28
6.037% due 04/20/2065 •	109	108
6.067% due 03/20/2065 •	476	472
6.087% due 11/20/2065 •	74	74
6.157% due 02/20/2066 ~	64	64
6.207% due 10/20/2066 ~	422	422
6.298% due 08/20/2073	750	749
6.498% due 11/20/2072 •	3,695	3,730
6.508% due 11/20/2072 •	4,241	4,284
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	1,719	1,471
3.000% due 12/01/2026 - 04/01/2052	14,945	13,357
4.000% due 08/01/2047 - 10/01/2053	6,515	6,172
4.500% due 07/01/2053 - 10/01/2053	16,345	15,854
5.000% due 04/01/2053 - 11/01/2053	29,188	28,887
5.500% due 01/01/2025 - 08/01/2053	859	864
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2054	4,100	3,882
5.500% due 02/01/2054	1,800	1,808

Total U.S. Government Agencies (Cost $123,477)		121,080

U.S. TREASURY OBLIGATIONS 15.3%
U.S. Treasury Notes
3.625% due 05/15/2026 (e)	37,300	36,875
4.125% due 01/31/2025 (e)(h)	14,600	14,512

Total U.S. Treasury Obligations (Cost $51,720)		51,387

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.6%
Banc of America Funding Trust 4.772% due 05/25/2035 ~	56	52
Banc of America Mortgage Trust
5.046% due 03/25/2033 «~	56	50
5.274% due 08/25/2034 «~	17	16
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	2,200	2,049
Bear Stearns Adjustable Rate Mortgage Trust
5.652% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
4.488% due 05/25/2035 ~	19	18
4.730% due 09/25/2035 ~	6	4
Beast Mortgage Trust 6.526% due 03/15/2036 •	1,500	1,310
Beneria Cowen & Pritzer Collateral Funding Corp. 6.275% due 06/15/2038 ~	2,200	1,980
BSREP Commercial Mortgage Trust 6.426% due 08/15/2038 •	3,507	3,302
BX Trust 6.111% due 04/15/2039 •	624	606
Citigroup Mortgage Loan Trust
5.540% due 01/25/2037 •	23	19
6.980% due 05/25/2035 •	1	1
7.780% due 10/25/2035 •	2	2
Countrywide Home Loan Mortgage Pass-Through Trust
4.765% due 11/25/2034 ~	11	10
5.003% due 02/20/2035 ~	3	3
7.940% due 02/20/2036 •	27	25

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2023 (Unaudited)

DROP Mortgage Trust 6.626% due 10/15/2043 •		2,200	2,037
Eurosail PLC 6.289% (SONIO/N + 1.069%) due 06/13/2045 ~	GBP	529	670
Extended Stay America Trust
6.556% due 07/15/2038 ~		$2,147	2,129
6.556% due 07/15/2038 •		1,400	1,387
First Horizon Alternative Mortgage Securities Trust 6.699% due 01/25/2035 «~		54	51
GCT Commercial Mortgage Trust 6.276% due 02/15/2038 •		1,700	1,279
Gemgarto PLC 5.810% due 12/16/2067 •	GBP	644	819
GMAC Mortgage Corp. Loan Trust 3.637% due 11/19/2035 ~		$4	3
Great Hall Mortgages PLC 5.812% due 06/18/2039 •		27	27
GS Mortgage-Backed Securities Trust 2.500% due 08/25/2052 ~		1,074	884
GSR Mortgage Loan Trust
4.240% due 06/25/2034 ~		6	6
4.511% due 11/25/2035 ~		17	15
4.836% due 09/25/2035 ~		15	14
JP Morgan Chase Commercial Mortgage Securities Trust
6.236% due 06/15/2038 ~		2,200	2,153
6.276% due 04/15/2038 •		2,268	2,249
JP Morgan Mortgage Trust 5.750% due 01/25/2036		21	10
Morgan Stanley Capital Trust
6.559% due 07/15/2035 •		2,800	2,777
6.645% due 12/15/2038 •		1,100	1,028
One New York Plaza Trust 6.426% due 01/15/2036 •		2,200	2,097
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.030% due 12/25/2035 •		22	20
Prime Mortgage Trust 5.870% due 02/25/2034 •		1	1
Residential Mortgage Securities PLC 6.470% due 06/20/2070 ~	GBP	642	820
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~		$2,200	2,064
Starwood Mortgage Trust
6.334% due 11/15/2036 •		1,840	1,800
6.526% due 04/15/2034 •		2,068	2,037
Structured Adjustable Rate Mortgage Loan Trust
6.412% due 01/25/2035 •		25	21
6.478% due 02/25/2034 ~		11	10
Structured Asset Mortgage Investments Trust
5.730% due 03/25/2037 •		41	14
5.970% due 07/19/2035 •		5	4
6.030% due 02/25/2036 •		8	6
SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,408
2.850% due 02/12/2041		300	226
Towd Point Mortgage Funding
6.365% due 10/20/2051 •	GBP	285	364
6.571% due 07/20/2045 ~		1,249	1,596
VASA Trust 6.376% due 07/15/2039 •		$2,900	2,626
WaMu Mortgage Pass-Through Certificates Trust
6.010% due 12/25/2045 •		5	5
6.050% due 10/25/2045 •		32	30
6.210% due 11/25/2034 •		21	19
6.412% due 06/25/2042 •		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $45,031)			42,159

ASSET-BACKED SECURITIES 8.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.580% due 03/25/2035 •		1,152	1,126
Arbor Realty Commercial Real Estate Notes Ltd. 6.826% due 11/15/2036 •		1,500	1,485
BMW Vehicle Lease Trust 5.950% due 08/25/2025		1,000	1,003
Capital One Multi-Asset Execution Trust 4.950% due 10/15/2027		1,500	1,505
College Avenue Student Loans LLC 6.670% due 12/26/2047 •		2,097	2,081
Countrywide Asset-Backed Certificates Trust
5.890% due 01/25/2045 •		37	37
6.210% due 12/25/2034 •		892	872
Enterprise Fleet Financing LLC 5.760% due 10/22/2029		697	699
FHF Trust
4.430% due 01/18/2028		964	951
6.570% due 06/15/2028		888	886

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2023 (Unaudited)

Ford Credit Auto Owner Trust 6.098% due 08/15/2025 ~		618	618
GE-WMC Mortgage Securities Trust 5.550% due 08/25/2036 «•		2	1
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		1,794	1,387
Hertz Vehicle Financing LLC
5.490% due 06/25/2027		1,000	1,005
5.570% due 09/25/2029		1,000	1,012
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		841	628
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •		7	7
Master Credit Card Trust 6.188% due 01/21/2027		1,000	1,004
MF1 Ltd. 6.553% due 10/16/2036 •		1,735	1,709
MMAF Equipment Finance LLC 5.570% due 09/09/2025		517	517
Morgan Stanley ABS Capital, Inc. Trust 5.570% due 07/25/2036 •		8	3
Mosaic Solar Loan Trust 2.640% due 01/20/2053		1,756	1,505
Nissan Auto Lease Trust 5.968% due 03/17/2025 •		726	727
NovaStar Mortgage Funding Trust 5.790% due 05/25/2036 •		95	93
Santander Drive Auto Receivables Trust 5.810% due 01/15/2026		290	290
Securitized Asset-Backed Receivables LLC Trust 5.590% due 12/25/2036 •		41	9
Service Experts Issuer 2.670% due 02/02/2032		842	783
SLM Student Loan Trust 5.746% due 10/25/2029 •		18	18
Structured Asset Investment Loan Trust 6.175% due 03/25/2034 •		46	45
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		2,163	1,916
5.400% due 04/30/2058		495	484
Sunrun Demeter Issuer 2.270% due 01/30/2057		2,779	2,356
Tesla Auto Lease Trust 5.860% due 08/20/2025		1,500	1,503

Total Asset-Backed Securities (Cost $29,585)			28,265

SOVEREIGN ISSUES 1.1%
Development Bank of Japan, Inc. 0.875% due 10/10/2025	EUR	680	723
Hong Kong Government International Bond 2.500% due 05/28/2024		$1,800	1,781
Korea Government International Bond 2.000% due 06/19/2024		1,200	1,183

Total Sovereign Issues (Cost $3,820)			3,687

SHORT-TERM INSTRUMENTS 8.9%
COMMERCIAL PAPER 3.4%
Conagra Foods, Inc. 5.820% due 01/11/2024		1,000	998
Global Payments, Inc.
6.030% due 01/11/2024		1,350	1,347
6.030% due 01/16/2024		1,500	1,495
6.030% due 01/17/2024		1,000	997
Quanta Storage, Inc.
5.850% due 01/04/2024		2,000	1,998
5.900% due 01/10/2024		1,250	1,248
Southern California Edison Co.
5.700% due 01/08/2024		250	250
5.730% due 01/16/2024		2,000	1,994
5.750% due 01/03/2024		1,000	999

			11,326

REPURCHASE AGREEMENTS (d) 0.3%			964

JAPAN TREASURY BILLS 5.2%
(0.180)% due 03/11/2024 (b)(c)	JPY	2,480,000	17,595

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $29,189)	29,885

Total Investments in Securities (Cost $362,248)	352,674

Total Investments 105.2% (Cost $362,248)	$352,674
Financial Derivative Instruments (f)(g) (0.2)%(Cost or Premiums, net $467)	(775)
Other Assets and Liabilities, net (5.0)%	(16,816)

Net Assets 100.0%	$335,083

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$964	U.S. Treasury Notes 0.375% due 11/30/2025	$(983)	$964	$964

Total Repurchase Agreements	$(983)	$964	$964

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.600%	12/28/2023	01/04/2024	$(2,779)	$(2,781)
DEU	5.490	12/11/2023	01/04/2024	(7,261)	(7,286)
5.490	12/20/2023	01/11/2024	(2,076)	(2,080)
5.500	12/12/2023	01/11/2024	(1,769)	(1,774)
5.500	12/20/2023	01/11/2024	(1,187)	(1,189)
JPS	5.280	12/29/2023	01/02/2024	(1,011)	(1,012)

Total Reverse Repurchase Agreements	$(16,122)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.2)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2054	$1,700	$(1,394)	$(1,449)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2054	6,200	(5,318)	(5,491)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2054	8,000	(7,122)	(7,094)

Total Short Sales (4.2)%	$(13,834)	$(14,034)

(e)	Securities with an aggregate market value of $16,119 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,814) at a weighted average interest rate of 5.410%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	115	$27,210	$(577)	$1	$0
U.S. Treasury 2-Year Note March Futures	03/2024	943	194,177	1,688	118	0

$1,111	$119	$0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond March Futures	03/2024	1	$(1,040)	$(10)	$2	$(1)
U.S. Treasury 5-Year Note March Futures	03/2024	21	(2,284)	(49)	0	(2)
U.S. Treasury 10-Year Note March Futures	03/2024	346	(39,060)	(1,228)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	230	(27,144)	(1,311)	22	0

$(2,598)	$24	$(3)

Total Futures Contracts	$(1,487)	$143	$(3)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/17/2024	JPY	1,180,000	$17	$(14)	$3	$0	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	10,000	1	(1)	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	99,000	0	34	34	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041	160,000	91	103	194	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051	37,000	23	37	60	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052	19,000	0	24	24	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052	34,000	0	42	42	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	280,000	8	280	288	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/13/2024	$4,500	34	29	63	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.233	Annual	09/13/2024	4,500	(21)	(21)	(42)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024	1,900	0	17	17	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024	8,600	(24)	(15)	(39)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/14/2024	4,900	0	69	69	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	09/14/2024	4,900	0	(45)	(45)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	1,200	0	10	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024	4,900	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	3,800	(28)	(43)	(71)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	2,600	(9)	(21)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	7,100	(27)	(450)	(477)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	800	(2)	(1)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	1,500	(5)	(32)	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	500	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	500	(2)	8	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	7,140	737	68	805	6	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	79,400	(185)	(213)	(398)	0	(1)
Pay	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	33,900	(7)	93	86	3	0

Total Swap Agreements	$600	$(67)	$533	$46	$(5)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2023 (Unaudited)

Cash of $3,029 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	138	$175	$0	$(1)
01/2024	NZD	803	489	0	(18)
01/2024	$1,267	JPY	186,953	60	0
03/2024	CNH	192	$27	0	(1)
BPS	01/2024	EUR	433	470	0	(8)
01/2024	GBP	526	668	0	(3)
01/2024	$417	GBP	328	1	0
01/2024	800	JPY	117,700	36	0
01/2024	ZAR	43,309	$2,336	0	(28)
03/2024	IDR	4,682,868	304	0	0
03/2024	$4,073	IDR	64,128,326	92	0
CBK	01/2024	ZAR	10,398	$547	0	(21)
DUB	01/2024	MXN	38,164	2,177	0	(60)
GLM	02/2024	BRL	11,332	2,219	0	(110)
03/2024	IDR	6,279,755	409	1	0
JPM	02/2024	$2,063	BRL	10,118	17	0
MBC	01/2024	EUR	7,752	$8,523	0	(37)
01/2024	JPY	22,000	154	0	(2)
MYI	01/2024	$482	JPY	71,017	22	0
03/2024	IDR	50,875,245	$3,306	2	0
03/2024	JPY	2,480,000	17,046	0	(725)
SCX	03/2024	IDR	4,098,088	268	1	0
UAG	01/2024	GBP	2,860	3,620	0	(26)
01/2024	ZAR	2,519	132	0	(6)

Total Forward Foreign Currency Contracts	$232	$(1,046)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697%	04/02/2024	7,700	$(60)	$(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	7,700	(60)	(123)

$(120)	$(125)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	700	$(3)	$(8)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	700	(4)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	700	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	600	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	600	(1)	(1)

$(13)	$(17)

Total Written Options	$(133)	$(142)

(h)

Securities with an aggregate market value of $636 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$55,628	$0	$55,628
Industrials	0	5,126	0	5,126
Utilities	0	10,209	0	10,209
Municipal Bonds & Notes
California	0	3,884	0	3,884
New York	0	1,364	0	1,364
U.S. Government Agencies	0	121,080	0	121,080
U.S. Treasury Obligations	0	51,387	0	51,387
Non-Agency Mortgage-Backed Securities	0	42,042	117	42,159
Asset-Backed Securities	0	28,264	1	28,265
Sovereign Issues	0	3,687	0	3,687
Short-Term Instruments
Commercial Paper	0	11,326	0	11,326
Repurchase Agreements	0	964	0	964
Japan Treasury Bills	0	17,595	0	17,595

Total Investments	$0	$352,556	$118	$352,674

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(14,034)	$0	$(14,034)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	187	0	189
Over the counter	0	232	0	232

	$2	$419	$0	$421
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(7)	0	(8)
Over the counter	0	(1,188)	0	(1,188)

	$(1)	$(1,195)	$0	$(1,196)

Total Financial Derivative Instruments	$1	$(776)	$0	$(775)

Totals	$1	$337,746	$118	$337,865

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Low Duration Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.9% ¤
CORPORATE BONDS & NOTES 18.0%
BANKING & FINANCE 12.8%
ABN AMRO Bank NV 6.575% due 10/13/2026		$5,400	$5,492
American Honda Finance Corp. 6.036% due 01/10/2025		12,900	12,914
Asian Development Bank 6.550% due 01/26/2025	ZAR	262,000	13,985
Banco Santander SA 3.496% due 03/24/2025		$23,000	22,531
Bank of America Corp. 4.916% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	11,600	12,864
Bank of Nova Scotia 5.450% due 06/12/2025		$10,500	10,556
Barclays PLC
5.304% due 08/09/2026 •		8,000	7,972
7.325% due 11/02/2026 •		13,400	13,851
BNP Paribas SA 4.705% due 01/10/2025 •		17,100	17,099
BPCE SA 6.612% due 10/19/2027		3,600	3,708
Camden Property Trust 3.500% due 09/15/2024		200	197
Cape Lookout Re Ltd. 10.677% (T-BILL 3MO + 5.345%) due 03/28/2029 ~		7,700	7,620
Capital One Financial Corp.
2.636% due 03/03/2026 •		24,200	23,197
4.166% due 05/09/2025 •		23,000	22,832
4.985% due 07/24/2026 •		10,000	9,890
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		10,400	9,663
Credit Agricole SA 1.907% due 06/16/2026 •		17,200	16,327
Credit Suisse AG
3.390% due 12/05/2025	EUR	8,200	9,070
3.700% due 02/21/2025		$22,000	21,565
4.750% due 08/09/2024		19,300	19,189
Danske Bank AS
1.621% due 09/11/2026 •		500	467
3.773% due 03/28/2025 •		22,000	21,889
Deutsche Bank AG
3.875% due 02/12/2024	GBP	5,100	6,484
3.961% due 11/26/2025 •		$24,000	23,612
6.620% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	18,412
Equinix, Inc. 2.625% due 11/18/2024		9,246	9,010
Equitable Financial Life Global Funding 0.800% due 08/12/2024		400	388
Extra Space Storage LP 3.500% due 07/01/2026		7,000	6,722
Ford Motor Credit Co. LLC 1.744% due 07/19/2024	EUR	5,700	6,205
Goldman Sachs Group, Inc. 5.798% due 08/10/2026		$25,300	25,556
HAT Holdings LLC 6.000% due 04/15/2025		4,000	3,993
HSBC Holdings PLC 6.965% due 08/14/2027		3,200	3,217
HSBC USA, Inc. 5.625% due 03/17/2025		6,900	6,939
ING Groep NV 3.869% due 03/28/2026 •		12,700	12,455
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,700	2,447
6.070% due 10/22/2027		8,300	8,542
6.195% (SOFRRATE + 0.765%) due 09/22/2027 ~		19,100	18,939
Metropolitan Life Global Funding
0.950% due 07/02/2025		11,250	10,611
4.050% due 08/25/2025		18,000	17,751
Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026		4,500	4,511
Morgan Stanley 2.630% due 02/18/2026 •		46,400	44,927

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

NatWest Group PLC 7.472% due 11/10/2026 •		5,600	5,800
NatWest Markets PLC 3.479% due 03/22/2025		19,000	18,623
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		15,600	15,455
1.125% due 09/16/2024		4,500	4,343
Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	2,922
3.450% due 06/02/2025		8,250	8,022
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		13,300	13,554
Societe Generale SA 2.625% due 01/22/2025		18,000	17,453
Standard Chartered PLC
0.991% due 01/12/2025 •		5,500	5,494
1.822% due 11/23/2025 •		5,000	4,817
6.337% (SOFRRATE + 0.930%) due 11/23/2025 ~		24,000	23,883
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		22,700	21,487
5.464% due 01/13/2026		12,600	12,726
Sumitomo Mitsui Trust Bank Ltd. 2.550% due 03/10/2025		10,100	9,791
Swedbank AB
3.356% due 04/04/2025		22,000	21,551
5.337% due 09/20/2027		20,000	20,094
Toyota Motor Credit Corp. 5.920% due 08/22/2024		15,200	15,216
UBS AG 5.125% due 05/15/2024 (f)		6,500	6,454
UBS Group AG
2.193% due 06/05/2026 •		4,900	4,663
4.488% due 05/12/2026 •		10,000	9,855
4.550% due 04/17/2026		2,100	2,073
4.703% due 08/05/2027 •		5,000	4,931
6.327% due 12/22/2027		700	722
6.373% due 07/15/2026 •		6,200	6,274
VICI Properties LP 4.375% due 05/15/2025		4,300	4,228
Volkswagen Financial Services NV 1.875% due 12/03/2024	GBP	1,800	2,218

			776,248

INDUSTRIALS 3.7%
7-Eleven, Inc. 0.800% due 02/10/2024		$9,600	9,546
Amgen, Inc. 5.250% due 03/02/2025		17,300	17,346
Boeing Co. 1.950% due 02/01/2024		22,500	22,428
CommonSpirit Health 1.547% due 10/01/2025		15,500	14,524
Continental Resources, Inc. 2.268% due 11/15/2026		1,200	1,105
CRH America, Inc. 3.875% due 05/18/2025		2,775	2,717
Daimler Truck Finance North America LLC 6.167% (SOFRRATE + 0.750%) due 12/13/2024 ~		23,000	22,994
Fidelity National Information Services, Inc. 0.600% due 03/01/2024		12,000	11,896
Global Payments, Inc.
1.200% due 03/01/2026		3,300	3,033
2.650% due 02/15/2025		3,650	3,539
Hyundai Capital America
0.800% due 01/08/2024		1,500	1,499
1.000% due 09/17/2024		22,000	21,305
6.539% due 08/04/2025		7,500	7,498
Penske Truck Leasing Co. LP 1.700% due 06/15/2026		11,100	10,209
Qorvo, Inc. 1.750% due 12/15/2024		2,725	2,616
Renesas Electronics Corp. 1.543% due 11/26/2024		24,200	23,297
Rogers Communications, Inc. 2.950% due 03/15/2025		26,400	25,630
SK Hynix, Inc. 1.000% due 01/19/2024		11,200	11,177
TD SYNNEX Corp. 1.250% due 08/09/2024		9,900	9,652
Westinghouse Air Brake Technologies Corp. 4.150% due 03/15/2024		2,000	1,992

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

WRKCo, Inc. 3.750% due 03/15/2025	3,600	3,535

		227,538

UTILITIES 1.5%
AES Corp. 1.375% due 01/15/2026	22,500	20,829
Constellation Energy Generation LLC 3.250% due 06/01/2025	6,300	6,125
Enel Finance International NV
1.375% due 07/12/2026	3,200	2,916
2.650% due 09/10/2024	11,700	11,429
4.250% due 06/15/2025	19,600	19,336
Eversource Energy 0.800% due 08/15/2025	2,300	2,144
Georgia Power Co. 6.144% due 05/08/2025	10,100	10,125
Jersey Central Power & Light Co. 4.700% due 04/01/2024	1,700	1,694
Pacific Gas & Electric Co.
3.750% due 02/15/2024	3,500	3,489
4.950% due 06/08/2025	14,200	14,118

		92,205

Total Corporate Bonds & Notes (Cost $1,119,433)		1,095,991

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.229% due 11/01/2024	1,100	1,067

Total Municipal Bonds & Notes (Cost $1,100)		1,067

U.S. GOVERNMENT AGENCIES 31.5%
Fannie Mae
0.598% due 10/25/2042 ~(a)	9,652	1,195
0.698% due 11/25/2042 ~(a)	9,803	691
1.000% due 01/25/2043	260	218
1.198% due 01/25/2042 •(a)	1,099	134
2.500% due 05/25/2028 (a)	2,689	93
3.709% due 01/01/2035 •	477	473
3.889% due 03/01/2035 •	42	41
4.191% due 04/01/2034 •	120	121
4.250% due 05/25/2033	139	135
4.476% due 01/01/2028 •	1	1
4.550% due 03/01/2035 •	47	46
4.709% due 03/01/2035 •	569	568
4.793% due 12/25/2042 ~	580	556
5.003% due 12/01/2036 •	3	3
5.014% due 06/01/2035 •	31	31
5.315% due 05/01/2035 •	31	31
5.383% due 12/01/2033 •	37	37
5.482% due 09/01/2032 •	121	121
5.500% due 08/25/2034	394	394
5.503% due 12/25/2036 •	204	199
5.508% due 06/01/2035 •	83	82
5.512% due 11/01/2034 •	60	60
5.624% due 09/01/2034 •	2	2
5.702% due 01/25/2037 •	3	3
5.752% due 03/25/2037 •	355	348
5.754% due 06/25/2034 •	67	66
5.789% due 08/01/2035 •	535	535
5.802% due 03/25/2037 - 03/25/2044 •	327	322
5.812% due 03/25/2037 •	18	18
5.817% due 07/01/2035 •	218	216
5.832% due 07/25/2037 •	397	392
5.850% due 05/01/2035 •	18	17
5.852% due 06/25/2032 ~	4	4
5.852% due 09/25/2035 - 10/25/2040 •	60	59
5.865% due 10/01/2027	7,347	7,306
5.890% due 09/01/2035 •	142	141
5.902% due 12/25/2040 •	9	9
5.922% due 07/25/2037 •	515	513
5.952% due 08/25/2037 •	18	18
5.953% due 07/01/2035 •	66	66
5.955% due 09/01/2035 •	6	6
5.972% due 08/01/2035 •	131	135
6.095% due 11/01/2027 •	3	3
6.122% due 03/25/2038 •	19	19
6.125% due 08/01/2029 •	36	36
6.129% due 07/01/2042 - 07/01/2044 •	116	113
6.162% due 11/01/2035 •	6	6

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

6.170% due 10/01/2035 •	203	203
6.179% due 09/01/2041 •	15	14
6.202% due 03/25/2038 - 01/25/2040 •	227	227
6.302% due 02/25/2040 •	126	125
6.329% due 10/01/2030 - 11/01/2039 •	149	146
6.500% due 07/25/2031 - 09/01/2033	536	553
7.000% due 04/01/2034	8	8
Freddie Mac
0.497% due 08/15/2043 ~(a)	18,290	2,331
0.650% due 10/27/2025	62,200	58,035
0.680% due 08/06/2025	32,300	30,371
0.800% due 10/28/2026 (i)	83,100	75,498
0.955% due 08/15/2044 •	4,735	4,809
1.017% due 07/15/2036 •(a)	811	77
1.697% due 08/15/2036 •(a)	2,157	231
2.500% due 10/25/2049	119	102
2.920% due 01/25/2026	7,150	6,958
3.000% due 01/01/2027	358	346
3.000% due 03/15/2027 - 05/15/2027 (a)	3,731	118
3.250% due 10/25/2063	17,057	16,716
3.318% due 04/25/2025	2,400	2,345
3.500% due 02/01/2047 - 06/01/2047	7,226	6,787
3.590% due 01/25/2025 ~	24,013	23,633
4.000% due 01/15/2024 (a)	1	0
4.229% due 04/01/2035 •	165	164
4.488% due 03/01/2035 •	78	77
4.558% due 02/01/2037 •	3	3
4.578% due 08/15/2032 ~	4	4
5.100% due 04/01/2035 •	142	141
5.488% due 07/01/2035 •	2	2
5.500% due 07/15/2034	259	259
5.500% due 08/01/2035 •	189	188
5.704% due 05/01/2037 •	11	11
5.730% due 08/25/2031 •	386	390
5.732% due 09/25/2031 •	613	616
5.783% due 02/15/2037 •	20	19
5.793% due 02/15/2037 •	28	27
5.853% due 05/15/2037 ~	6	6
5.875% due 10/01/2035 •	208	212
5.903% due 11/15/2030 - 12/15/2031 •	15	15
5.942% due 07/01/2027 •	3	3
5.973% due 05/15/2036 •	15	15
6.000% due 12/15/2028 - 07/15/2029	12	11
6.003% due 01/15/2042 •	12	12
6.155% due 10/01/2027 •	1	1
6.290% due 04/01/2035 •	147	147
6.308% due 01/15/2038 •	1,517	1,522
6.412% due 07/25/2044 ~	1,026	955
6.500% due 03/15/2029 - 07/25/2043	6,661	6,896
7.000% due 01/01/2030 - 04/01/2032	4	4
7.500% due 07/15/2030	24	25
8.000% due 12/01/2024	1	1
8.500% due 07/01/2024 - 11/01/2025	6	6
Ginnie Mae
2.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	6	6
2.750% due 12/20/2026 •	1	1
3.000% due 12/20/2027 •	26	26
3.500% due 11/20/2026 •	1	1
3.625% (H15T1Y + 1.500%) due 08/20/2024 - 09/20/2026 ~	36	34
3.625% due 01/20/2027 - 07/20/2034 •	563	560
3.875% (H15T1Y + 1.500%) due 06/20/2024 - 05/20/2026 ~	8	8
3.875% due 04/20/2027 - 05/20/2030 •	32	31
4.000% (H15T1Y + 1.500%) due 09/20/2024 ~	6	6
4.000% due 07/20/2030 •	1	1
4.500% due 08/20/2048	830	821
4.794% due 05/20/2041	152	149
5.638% due 09/20/2073	4,889	4,841
6.037% due 03/20/2065 •	5,978	5,928
6.037% due 07/20/2065 ~	641	636
6.237% due 05/20/2066 •	1,982	1,971
6.288% due 09/20/2073	13,668	13,645
6.298% due 08/20/2073	14,048	14,035
6.318% due 09/20/2073	4,695	4,696
6.337% due 04/20/2066 •	3,021	3,007
6.498% due 11/20/2072 •	75,200	75,913
6.508% due 11/20/2072 •	88,561	89,462
6.687% due 08/20/2070 •	16,983	17,264
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 04/01/2052	423,900	377,182
3.500% due 02/01/2047 - 12/01/2047	156,815	145,230
4.000% due 10/01/2047 - 09/01/2052	38,606	36,735
4.500% due 07/01/2024 - 10/01/2053	13,785	13,390
5.000% due 08/01/2025 - 11/01/2053	144,996	143,541
5.500% due 01/01/2025 - 12/01/2053	41,161	41,350
6.000% due 05/01/2025 - 01/01/2053	1,872	1,949
6.500% due 07/01/2034 - 03/01/2038	257	272

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

8.000% due 04/01/2030 - 11/01/2031	143	151
8.500% due 04/01/2025	3	3
9.500% due 07/01/2025 - 11/01/2025	3	2
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2054	174,500	165,209
4.500% due 02/01/2039 - 02/01/2054	219,550	212,974
5.000% due 01/01/2054 - 02/01/2054	280,500	277,551
5.500% due 02/01/2054	5,000	5,023
Vendee Mortgage Trust 6.500% due 05/15/2029	2,604	2,644

Total U.S. Government Agencies (Cost $1,968,286)		1,913,196

U.S. TREASURY OBLIGATIONS 18.7%
U.S. Treasury Notes
1.750% due 06/30/2024	69,100	67,949
1.875% due 08/31/2024 (k)	39,000	38,203
3.625% due 05/15/2026	590,900	584,160
3.875% due 01/15/2026	149,500	148,379
4.125% due 01/31/2025 (k)	215,700	214,398
4.125% due 06/15/2026 (k)	50,000	49,997
4.375% due 11/30/2028 (k)	31,200	31,931

Total U.S. Treasury Obligations (Cost $1,139,937)		1,135,017

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.6%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	6,950	6,661
280 Park Avenue Mortgage Trust 6.538% due 09/15/2034 •	10,200	9,808
ABN AMRO Mortgage Corp. 5.500% due 01/25/2034 «	16	15
American Home Mortgage Assets Trust 6.010% due 11/25/2035 •	249	231
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	8,565	7,285
Ashford Hospitality Trust 6.434% due 04/15/2035 •	1,032	1,020
Atrium Hotel Portfolio Trust
6.589% due 12/15/2036 ~	9,636	9,168
6.609% due 06/15/2035 •	1,250	1,237
Austin Fairmont Hotel Trust 6.459% due 09/15/2032 •	3,600	3,583
BAMLL Commercial Mortgage Securities Trust
6.459% due 04/15/2036 ~	10,500	10,457
6.526% due 09/15/2038 •	4,100	3,881
7.376% due 03/15/2037 •	500	498
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	2,012	1,955
Banc of America Funding Trust
4.772% due 05/25/2035 ~	63	58
5.490% due 02/20/2036 ~	190	177
5.500% due 09/25/2035 «	236	225
5.712% due 05/20/2035 «•	46	45
Banc of America Mortgage Trust
3.815% due 02/25/2035 «~	42	40
5.139% due 09/25/2035 ~	1,047	901
5.361% due 05/25/2033 «~	4	3
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	31	23
4.815% due 11/25/2030 ~	6	5
4.924% due 01/25/2035 ~	195	182
4.954% due 08/25/2035 ~	500	410
5.030% due 08/25/2035 ~	3,451	3,143
5.125% due 01/25/2035 «~	1	1
5.267% due 08/25/2033 «~	29	28
5.308% due 04/25/2033 «~	119	115
5.652% due 01/25/2034 ~	5	4
5.793% due 10/25/2036 «~	68	62
6.055% due 08/25/2033 ~	173	165
6.340% due 02/25/2033 «~	13	12
Bear Stearns ALT-A Trust
4.198% due 04/25/2035 ~	937	915
4.488% due 05/25/2035 ~	258	244
4.730% due 09/25/2035 ~	957	567
5.770% due 09/25/2034 «~	84	79
Bear Stearns Structured Products, Inc. Trust 4.805% due 01/26/2036 ~	1,501	1,111
Beneria Cowen & Pritzer Collateral Funding Corp. 6.275% due 06/15/2038 ~	398	358
BFLD Trust 6.566% due 10/15/2034 ~	3,395	3,383
BX Trust
6.459% due 05/15/2030 •	3,600	3,568
6.563% due 10/15/2036 •	10,100	9,908

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Chevy Chase Funding LLC Mortgage-Backed Certificates 5.750% due 01/25/2035 •		80	75
Citigroup Commercial Mortgage Trust 6.556% due 12/15/2036 •		2,950	2,923
Citigroup Mortgage Loan Trust
4.318% due 03/25/2034 ~		239	212
4.412% due 03/25/2036 ~		774	730
7.198% due 09/25/2035 •		8	8
Colony Mortgage Capital Ltd. 6.604% due 11/15/2038 •		10,400	10,223
Commercial Mortgage Trust
6.409% due 06/15/2034 •		3,400	3,033
6.776% due 12/15/2038 •		19,379	17,767
Countrywide Alternative Loan Trust 5.870% due 06/25/2036 •		340	158
Countrywide Home Loan Mortgage Pass-Through Trust 7.940% due 02/20/2036 •		4,073	3,709
Credit Suisse First Boston Mortgage Securities Corp. 6.050% due 03/25/2032 ~		201	187
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 5.708% due 10/25/2033 «~		17	16
Credit Suisse Mortgage Capital Trust 5.549% due 07/25/2050 ~		16,992	16,857
CRSNT Commercial Mortgage Trust 6.304% due 04/15/2036 •		25,400	24,352
DBGS Mortgage Trust 6.871% due 10/15/2036 •		1,220	1,157
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.870% due 06/25/2037 •		6,742	5,730
DROP Mortgage Trust 6.626% due 10/15/2043 •		23,100	21,391
EMF-NL Prime BV 4.835% due 04/17/2041 •	EUR	3,000	2,874
Eurosail PLC 6.289% (SONIO/N + 1.069%) due 06/13/2045 ~	GBP	3,254	4,123
Extended Stay America Trust 6.556% due 07/15/2038 ~		$1,494	1,481
First Horizon Alternative Mortgage Securities Trust
5.754% due 09/25/2034 «~		21	20
5.985% due 09/25/2035 ~		123	107
Ginnie Mae
6.138% due 04/20/2072		9,545	9,329
6.238% due 08/20/2073		4,463	4,441
6.838% due 08/20/2071		8,524	8,577
Great Hall Mortgages PLC
4.062% due 03/18/2039 •	EUR	95	104
5.812% due 06/18/2039 •		$1,664	1,652
GS Mortgage Securities Corp. Trust
6.434% due 12/15/2036 •		19,146	18,822
6.659% due 11/15/2032 •		4,418	4,375
6.734% due 12/15/2036 •		280	276
GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		21,473	17,673
3.000% due 09/25/2052 ~		23,437	20,069
GSR Mortgage Loan Trust
4.836% due 09/25/2035 ~		157	147
5.096% due 07/25/2035 ~		471	255
5.478% due 09/25/2035 «~		17	15
5.778% due 09/25/2035 ~		678	670
6.000% due 03/25/2032 «		19	18
HarborView Mortgage Loan Trust 4.209% due 07/19/2035 ~		1,423	1,037
Hilton Orlando Trust 6.429% due 12/15/2034 •		150	149
Hops Hill No. 1 PLC 6.148% due 05/27/2054 •	GBP	2,001	2,552
IndyMac INDX Mortgage Loan Trust 5.890% due 05/25/2046 •		$939	823
InTown Mortgage Trust 7.851% due 08/15/2039 •		19,800	19,900
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2036 •		7,000	5,411
JP Morgan Mortgage Trust
4.292% due 04/25/2037 ~		111	89
5.048% due 08/25/2035 ~		876	726
5.674% due 07/25/2035 «~		12	12
MASTR Adjustable Rate Mortgages Trust 5.386% due 11/21/2034 ~		43	40
Morgan Stanley Capital Trust
6.426% due 12/15/2036 •		100	78
6.509% due 11/15/2034 •		6,195	6,144
Morgan Stanley Mortgage Loan Trust
4.015% due 08/25/2034 «~		43	39
5.500% due 11/25/2035		993	909
5.730% due 04/25/2035 •		753	703
5.790% due 01/25/2035 •		217	200

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

MortgageIT Mortgage Loan Trust 6.110% due 02/25/2035 «•		132	124
Natixis Commercial Mortgage Securities Trust
6.426% due 08/15/2038 •		5,200	4,877
7.185% due 03/15/2035 •		1,836	1,822
New Orleans Hotel Trust 6.398% due 04/15/2032 •		1,400	1,352
Newgate Funding PLC 4.525% due 12/15/2050 •	EUR	897	971
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •		$4,700	4,349
OBX Trust
3.000% due 01/25/2052 ~		21,806	18,700
5.000% due 10/25/2051 •		5,464	5,057
One Market Plaza Trust 3.614% due 02/10/2032		8,600	7,867
ONE Park Mortgage Trust 6.176% due 03/15/2036 •		2,450	2,335
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.030% due 12/25/2035 •		1,773	1,642
Prime Mortgage Trust 5.870% due 02/25/2034 •		139	130
Residential Mortgage Securities PLC 6.470% due 06/20/2070 ~	GBP	12,630	16,129
RESIMAC Bastille Trust 6.105% due 02/03/2053 •		$29,855	29,735
Ripon Mortgages PLC
0.000% due 08/28/2056 (e)	GBP	25,996	28,441
5.920% due 08/28/2056 •		33,304	42,325
6.120% due 08/28/2056 •		15,435	19,526
6.720% due 08/28/2056 ~		1,792	2,233
8.220% due 08/28/2056 •		1,463	1,848
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~		$3,500	3,284
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •	GBP	17,670	22,520
Structured Adjustable Rate Mortgage Loan Trust 6.478% due 02/25/2034 ~		$13	12
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		31	28
5.730% due 03/25/2037 •		41	14
6.030% due 02/25/2036 •		789	648
6.130% due 09/19/2032 •		200	192
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.323% due 06/25/2033 «~		9	8
SunTrust Adjustable Rate Mortgage Loan Trust 5.467% due 01/25/2037 ~		566	410
Thornburg Mortgage Securities Trust
4.959% due 12/25/2045 •		1,043	938
6.122% due 10/25/2045 •		1,205	1,161
Towd Point Mortgage Funding
6.365% due 10/20/2051 •	GBP	13,483	17,204
6.570% due 05/20/2045 •		30,257	38,625
6.571% due 07/20/2045 ~		27,423	35,052
6.690% due 02/20/2045 •		323	410
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,346	2,206
6.470% due 05/25/2058 •		3,874	3,941
Trinity Square PLC 6.070% due 07/15/2059 •	GBP	12,160	15,499
TTAN 6.326% due 03/15/2038 •		$43	42
UWM Mortgage Trust 5.000% due 12/25/2051 •		19,430	18,015
VASA Trust 6.376% due 07/15/2039 •		5,000	4,528
Waikiki Beach Hotel Trust 6.776% due 12/15/2033 •		10,699	10,522
WaMu Mortgage Pass-Through Certificates Trust
4.592% due 01/25/2036 ~		76	68
6.000% due 06/25/2034 «		397	385
6.012% due 08/25/2046 •		24	21
6.050% due 10/25/2045 •		24	23
6.210% due 11/25/2034 •		1,412	1,324
6.412% due 06/25/2042 •		167	153
Washington Mutual Mortgage Pass-Through Certificates Trust 4.975% due 02/25/2033 «~		2	2
Wells Fargo-RBS Commercial Mortgage Trust 3.995% due 05/15/2047		14,015	13,847

Total Non-Agency Mortgage-Backed Securities (Cost $718,756)			704,444

ASSET-BACKED SECURITIES 18.0%
ACAS CLO Ltd. 6.547% due 10/18/2028 •		1,690	1,688

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Anchorage Capital CLO Ltd. 6.795% due 07/15/2032 •		22,000	21,973
Apidos CLO
6.557% due 07/18/2029 •		11,309	11,292
6.687% due 04/20/2031 •		4,257	4,257
Arbor Realty Commercial Real Estate Notes Ltd.
6.576% due 05/15/2036 •		7,600	7,514
6.788% due 01/15/2037 •		5,500	5,417
AREIT Trust 6.588% due 01/20/2037 •		21,458	21,318
Ares CLO Ltd. 6.707% due 04/18/2031 ~		23,200	23,188
Asset-Backed Securities Corp. Home Equity Loan Trust 5.996% due 06/15/2031 •		4	4
Atlas Static Senior Loan Fund Ltd. 7.101% due 07/15/2030		11,100	11,102
Bank of America Auto Trust 5.830% due 05/15/2026		8,900	8,914
Barings CLO Ltd. 6.747% due 01/20/2032 •		702	700
BDS Ltd. 6.823% due 12/16/2036 •		23,000	22,530
Bear Stearns Asset-Backed Securities Trust
6.470% due 11/25/2042 •		183	180
7.270% due 03/25/2043 •		1,189	1,173
Benefit Street Partners CLO Ltd.
6.605% due 10/15/2030 •		19,910	19,889
7.005% due 01/15/2033 •		15,900	15,916
Black Diamond CLO DAC 4.853% due 01/20/2032 •	EUR	2,974	3,264
BlueMountain CLO Ltd. 6.735% due 07/15/2031 •		$7,924	7,916
BNPP AM Euro CLO DAC 4.565% due 04/15/2031 •	EUR	300	326
BSPDF Issuer Ltd. 6.676% due 10/15/2036 ~		$9,893	9,582
BSPRT Issuer Ltd. 7.658% due 07/15/2039 ~		22,000	21,839
Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		24,000	24,079
6.056% due 07/15/2027 •		19,300	19,340
Carlyle Euro CLO DAC 4.892% due 08/15/2032 •	EUR	8,900	9,696
Carlyle Global Market Strategies Euro CLO DAC 4.752% due 11/15/2031 •		250	272
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •		$17,920	17,923
Carmax Auto Owner Trust 6.108% due 09/15/2025 ~		4,769	4,771
Catamaran CLO Ltd. 6.774% due 04/22/2030 •		4,253	4,253
Centex Home Equity Loan Trust 6.400% due 09/25/2034 •		990	960
CIFC Funding Ltd.
6.610% due 10/24/2030 •		17,718	17,705
6.757% due 07/18/2031 •		4,399	4,410
Citibank Credit Card Issuance Trust
6.084% due 08/07/2027 •		12,900	12,949
6.091% due 04/22/2026 •		12,600	12,615
Countrywide Asset-Backed Certificates Trust
5.890% due 01/25/2045 •		960	952
6.190% due 07/25/2034 •		468	467
6.220% due 03/25/2034 •		280	278
CQS U.S. CLO Ltd. 7.266% due 07/20/2031		10,829	10,858
Discover Card Execution Note Trust 6.076% due 12/15/2026 •		19,600	19,633
Dryden Senior Loan Fund 6.675% due 04/15/2029 •		16,709	16,694
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		15,016	14,855
5.760% due 10/22/2029		11,408	11,446
EquiFirst Mortgage Loan Trust 5.950% due 01/25/2034 «•		162	152
Exeter Automobile Receivables Trust
4.330% due 02/17/2026		120	120
6.070% due 12/15/2025		6,500	6,503
First Franklin Mortgage Loan Asset-Backed Certificates 6.295% due 05/25/2034 •		918	886
Flagship Credit Auto Trust 3.280% due 08/15/2025		429	428
Fremont Home Loan Trust 5.530% due 01/25/2037 ~		173	78
Gallatin CLO Ltd. 6.745% due 07/15/2031 •		27,833	27,789

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		2,277	2,269
4.590% due 05/15/2026		2,533	2,524
GPMT Ltd.
6.723% due 07/16/2035 •		12,012	11,863
6.821% due 12/15/2036 •		22,182	21,353
GSAMP Trust
3.689% due 11/25/2034 •		1,128	1,059
5.540% due 12/25/2036 ~		1,376	649
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		11,250	11,208
3.730% due 09/25/2026		22,500	21,926
Home Equity Asset Trust 6.030% due 08/25/2036 •		5,929	5,784
HPEFS Equipment Trust 3.150% due 09/20/2029		3,928	3,915
HSI Asset Securitization Corp. Trust 5.570% due 10/25/2036 •		29	12
Hyundai Auto Lease Securitization Trust 5.978% due 04/15/2025 ~		476	476
LCM LP 6.528% due 07/19/2027 •		4,275	4,279
LCM Ltd. 6.516% due 07/20/2030 •		15,602	15,552
LL ABS Trust 3.760% due 11/15/2029		3,252	3,234
LoanCore Issuer Ltd. 6.776% due 07/15/2036 •		10,991	10,850
Lument Finance Trust, Inc. 6.646% due 06/15/2039 •		21,000	20,562
Madison Park Euro Funding DAC 4.765% due 07/15/2032 •	EUR	5,000	5,445
Madison Park Funding Ltd. 6.619% due 07/27/2031 •		$5,531	5,528
Magnetite Ltd.
6.455% due 01/15/2028 •		567	565
6.521% due 11/15/2028 •		13,016	13,022
6.635% due 04/15/2031 •		929	928
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •		947	945
MF1 LLC 7.506% due 06/19/2037 •		22,500	22,474
MF1 Ltd. 6.706% due 02/19/2037 •		23,000	22,630
Mid-State Trust 4.864% due 07/15/2038		76	74
MMAF Equipment Finance LLC 5.570% due 09/09/2025		4,999	4,993
Morgan Stanley ABS Capital, Inc. Trust
5.720% due 05/25/2037 •		3,080	2,618
6.175% due 12/25/2034 •		366	338
Morgan Stanley IXIS Real Estate Capital Trust 5.520% due 11/25/2036 •		14	5
Mountain View CLO LLC 6.695% due 01/16/2031 •		1,905	1,905
Nassau Ltd. 6.805% due 10/15/2029 •		450	450
New Century Home Equity Loan Trust 6.190% due 03/25/2035 •		2,002	1,967
Nissan Auto Lease Trust 5.968% due 03/17/2025 •		1,343	1,345
NovaStar Mortgage Funding Trust 5.790% due 05/25/2036 •		1,470	1,444
Oaktree CLO Ltd. 6.797% due 10/20/2032 ~		20,100	20,022
OCP Euro CLO DAC 4.882% due 09/22/2034 •	EUR	3,200	3,482
Oscar U.S. Funding LLC 2.820% due 04/10/2029		$23,000	21,876
Palmer Square CLO Ltd. 6.664% due 10/17/2031 •		12,200	12,187
PFP Ltd.
6.476% due 08/09/2037 •		194	194
7.636% due 08/19/2035 •		18,600	18,696
RAAC Trust 6.170% due 03/25/2034 «•		51	49
Ready Capital Mortgage Financing LLC
6.470% due 04/25/2038 •		8,848	8,833
6.670% due 11/25/2036 •		1,729	1,720
6.987% due 01/25/2037 •		19,347	19,390
Renaissance Home Equity Loan Trust 6.170% due 08/25/2032 «•		40	36
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		494	497
RR 3 Ltd. 6.745% due 01/15/2030 •		1,125	1,125

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Santander Drive Auto Receivables Trust
5.810% due 01/15/2026		523	523
5.870% due 03/16/2026		13,088	13,091
Saranac CLO Ltd. 7.233% due 06/22/2030 •		785	786
Saxon Asset Securities Trust 2.164% due 03/25/2035 ~		313	299
Securitized Asset-Backed Receivables LLC Trust
5.590% due 12/25/2036 •		2,865	654
5.600% due 05/25/2037 •		364	269
SLM Student Loan Trust
4.475% due 12/15/2033 •	EUR	547	559
5.746% due 10/25/2029 •		$941	941
SMB Private Education Loan Trust
3.940% due 02/16/2055		16,075	15,336
5.670% due 11/15/2052		12,051	12,126
6.788% due 02/16/2055 •		16,075	16,061
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		1,143	1,142
Sound Point CLO Ltd.
6.620% due 07/25/2030 ~		17,546	17,525
6.657% due 10/20/2030 •		22,090	22,056
6.887% due 07/20/2032 •		23,000	22,730
Soundview Home Loan Trust 5.590% due 11/25/2036 •		1,118	338
Stratus CLO Ltd. 6.627% due 12/29/2029 •		2,414	2,403
Structured Asset Investment Loan Trust
6.175% due 03/25/2034 •		1,987	1,947
6.370% due 09/25/2034 •		87	83
Structured Asset Securities Corp. 6.130% due 02/25/2035 •		93	93
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •		2,973	2,953
Synchrony Card Funding LLC 5.740% due 10/15/2029		17,600	18,063
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •		23,000	22,933
Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	2,400	2,619
Towd Point HE Trust 0.918% due 02/25/2063 ~		$4,526	4,305
Toyota Auto Receivables Owner Trust 5.050% due 01/15/2026		520	519
TPG Real Estate Finance Issuer Ltd.
6.676% due 03/15/2038 •		15,258	14,898
6.988% due 02/15/2039 ~		23,000	22,533
TSTAT Ltd. 6.963% due 07/20/2031		6,100	6,100
Venture CLO Ltd.
6.535% due 04/15/2027 •		419	418
6.697% due 04/20/2029 •		2,974	2,977
6.727% due 07/20/2030 •		6,747	6,744
6.807% due 04/20/2032 •		22,000	21,938
Vibrant CLO Ltd. 6.717% due 09/15/2030 •		500	499
VMC Finance LLC 6.573% due 06/16/2036 •		11,807	11,702
Wellfleet CLO Ltd. 6.567% due 07/20/2029 •		6,219	6,217
Westlake Automobile Receivables Trust 6.468% due 08/15/2025 •		1,617	1,618
Wind River CLO Ltd. 6.735% due 07/15/2031 •		23,000	22,931

Total Asset-Backed Securities (Cost $1,101,613)			1,091,321

SOVEREIGN ISSUES 2.1%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	24,200	4,982
0.000% due 07/01/2024 (e)		613,200	120,127
Provincia de Buenos Aires 129.126% due 04/12/2025	ARS	28,931	24

Total Sovereign Issues (Cost $124,159)			125,133

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (c)		572	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Total Common Stocks (Cost $607)			0

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.0%
COMMERCIAL PAPER 1.6%
Arrow Electronics, Inc.
5.850% due 01/04/2024		$1,700	1,698
5.850% due 01/10/2024		5,300	5,290
5.850% due 01/11/2024		10,300	10,278
5.850% due 01/16/2024		3,800	3,789
5.900% due 01/12/2024		12,100	12,073
5.900% due 01/19/2024		11,450	11,410
Bacardi-Martini BV 5.950% due 01/24/2024		3,500	3,485
Conagra Foods, Inc. 5.820% due 01/11/2024		4,100	4,091
ERAC USA Finance LLC 5.600% due 01/08/2024		6,750	6,740
Global Payments, Inc.
6.030% due 01/03/2024		6,900	6,894
6.030% due 01/17/2024		15,500	15,450
6.030% due 01/18/2024		6,300	6,279
Quanta Storage, Inc.
5.900% due 01/10/2024		4,850	4,841
5.900% due 01/12/2024		3,350	3,342
5.900% due 01/16/2024		1,100	1,097
5.900% due 01/17/2024		2,400	2,393

			99,150

REPURCHASE AGREEMENTS (g) 9.3%			564,049

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	53,162	56

U.S. TREASURY BILLS 0.1%
5.518% due 01/25/2024 - 03/28/2024 (b)(d)(e)(k)		$7,524	7,466

Total Short-Term Instruments (Cost $670,791)			670,721

Total Investments in Securities (Cost $6,844,682)			6,736,890

		SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short Asset Portfolio		22,742,616	220,512
PIMCO Short-Term Floating NAV Portfolio III		16,023	156

Total Short-Term Instruments (Cost $221,616)			220,668

Total Investments in Affiliates (Cost $221,616)			220,668

Total Investments 114.5% (Cost $7,066,298)			$6,957,558
Financial Derivative Instruments (h)(j) 0.0%(Cost or Premiums, net $(5,608))			562
Other Assets and Liabilities, net (14.5)%			(882,415)

Net Assets 100.0%			$6,075,705

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Security did not produce income within the last twelve months.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.420%	12/29/2023	01/02/2024	$12,300		U.S. Treasury Notes 3.625% due 03/31/2030		$(12,564)	$12,300	$12,307
BPS	5.470	01/02/2024	01/03/2024	258,700		U.S. Treasury Notes 2.875% due 05/15/2032		(263,952)	258,700	258,700
BRC	5.600	12/29/2023	01/02/2024	115,100		Freddie Mac 7.000% due 01/01/2054		(118,980)	115,100	115,172
	5.640	12/29/2023	01/02/2024	146,800		U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024		(149,702)	146,800	146,892
DEU	5.480	01/02/2024	01/03/2024	100		U.S. Treasury Bonds 2.750% due 08/15/2042		(103)	100	100
FICC	2.600	12/29/2023	01/02/2024	6,049		U.S. Treasury Notes 4.875% due 11/30/2025		(6,170)	6,049	6,050
RCY	5.450	12/29/2023	01/02/2024	25,000		U.S. Treasury Notes 2.875% due 05/15/2032		(25,531)	25,000	25,015

Total Repurchase Agreements								$(576,002)	$564,049	$564,236

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (8.8)%
Uniform Mortgage-Backed Security, TBA						3.000%	02/01/2054	$194,700	$(167,005)	$(172,439)
Uniform Mortgage-Backed Security, TBA						3.000	03/01/2054	224,000	(199,430)	(198,634)
Uniform Mortgage-Backed Security, TBA						3.500	02/01/2054	176,500	(157,577)	(162,104)

Total Short Sales (8.8)%									$(524,012)	$(533,177)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(29,142) at a weighted average interest rate of 5.183%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	2,510	$593,882		$(12,593)	$31	$0
U.S. Treasury 2-Year Note March Futures				03/2024	17,569	3,617,704		33,342	2,196	0
U.S. Treasury 5-Year Note March Futures				03/2024	983	106,924		2,621	85	0

								$23,370	$2,312	$0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond March Futures	03/2024	8	$(8,324)	$(62)	$19	$(13)
U.S. Treasury 10-Year Note March Futures	03/2024	4,889	(551,922)	(17,385)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	4,071	(480,442)	(21,039)	382	0

$(38,486)	$401	$(13)

Total Futures Contracts	$(15,116)	$2,713	$(13)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Enbridge, Inc.	1.000%	Quarterly	12/20/2024	0.355%	$25,000	$291	$(127)	$164	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.604	2,100	101	(9)	92	1	0

$392	$(136)	$256	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/17/2024	JPY	49,140,000	$725	$(614)	$111	$4	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	4,960,000	(126)	1,837	1,711	85	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041	1,690,000	959	1,094	2,053	53	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	9,080,000	518	8,828	9,346	676	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/13/2024	$73,100	548	483	1,031	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.233	Annual	09/13/2024	73,100	(344)	(337)	(681)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024	30,600	0	274	274	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024	140,000	(392)	(243)	(635)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/14/2024	79,400	0	1,122	1,122	14	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	09/14/2024	79,400	0	(726)	(726)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	19,700	0	160	160	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024	79,400	0	(330)	(330)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024	15,100	(102)	(210)	(312)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	94,100	(645)	(1,377)	(2,022)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	45,300	(287)	(659)	(946)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	42,400	(154)	(344)	(498)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	86,100	(269)	(673)	(942)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	150,400	(571)	(9,525)	(10,096)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	10,400	(22)	(19)	(41)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,900	(100)	(614)	(714)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	8,000	(22)	(80)	(102)	1	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	7,500	(24)	120	96	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	34,710	3,582	330	3,912	30	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	1,442,200	(3,369)	(3,858)	(7,227)	0	(25)
Pay	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	566,600	(110)	1,545	1,435	46	0

$(205)	$(3,816)	$(4,021)	$953	$(105)

Total Swap Agreements	$187	$(3,952)	$(3,765)	$955	$(105)

(i)

Securities with an aggregate market value of $32,208 and cash of $35,935 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	03/2024	CNH	831	$115	$0	$(2)
BOA	01/2024	GBP	7,619	9,677	0	(35)
01/2024	$21,984	JPY	3,244,133	1,039	0
03/2024	CNH	753	$104	0	(3)
03/2024	INR	2,068	25	0	0
BPS	01/2024	EUR	1,508	1,636	0	(29)
01/2024	GBP	29,047	36,844	0	(182)
01/2024	$416	DKK	2,823	2	0
01/2024	2,099	ZAR	38,921	26	0
03/2024	INR	7,181	$86	0	0
BRC	01/2024	NZD	8,113	4,991	0	(138)
BSH	01/2024	BRL	491,000	98,516	0	(2,562)
01/2024	$98,278	BRL	485,600	1,689	0
07/2024	BRL	510,300	$101,240	0	(1,968)
CBK	01/2024	$19,354	BRL	94,233	46	0
01/2024	1,683	GBP	1,323	3	0
04/2024	BRL	95,187	$19,353	0	(81)
GLM	01/2024	97,000	19,146	0	(823)
01/2024	MXN	3,516	200	0	(6)
01/2024	$19,637	BRL	96,613	270	(18)
01/2024	552	DKK	3,740	2	0
01/2024	1,478	NZD	2,375	23	0
02/2024	30,324	BRL	154,881	1,508	0
07/2024	BRL	70,600	$14,254	0	(25)
JPM	01/2024	120,411	24,789	129	(128)
01/2024	$6,639	BRL	32,300	10	0
03/2024	CNH	1,236	$171	0	(3)
03/2024	INR	2,152	26	0	0
04/2024	$20,533	BRL	100,111	0	(93)
06/2024	KRW	249,448	$191	0	(4)
07/2024	BRL	32,300	6,502	0	(31)
MBC	01/2024	JPY	689,700	4,825	0	(70)
01/2024	ZAR	556,940	29,142	0	(1,269)
MYI	01/2024	EUR	51,548	56,657	0	(262)
01/2024	$8,359	JPY	1,232,334	387	0
03/2024	CNH	793	$110	0	(2)
06/2024	KRW	34,202	26	0	0
SCX	01/2024	EUR	97	105	0	(2)
03/2024	CNH	779	107	0	(2)
03/2024	INR	4,686	56	0	0
TOR	01/2024	$13,816	JPY	2,026,585	566	0
03/2024	CNH	478	$66	0	(1)
UAG	01/2024	GBP	155,417	196,683	0	(1,426)
01/2024	SEK	3,180	308	0	(7)
01/2024	$10,957	ZAR	209,160	462	0

Total Forward Foreign Currency Contracts	$6,162	$(9,172)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790%	04/08/2024	9,900	$(76)	$(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	9,900	(76)	(147)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	9,900	(76)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	9,900	(76)	(147)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	9,900	(76)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	9,900	(76)	(143)

$(456)	$(447)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	11,900	$(46)	$(135)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	12,500	(69)	(56)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	12,500	(65)	(68)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	10,400	(28)	(19)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	10,400	(17)	(18)

$(225)	$(296)

Total Written Options	$(681)	$(743)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.239%	$38,000	$(1,834)	$1,595	$0	$(239)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	3,000	(144)	146	2	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	600	(53)	50	0	(3)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769	1,800	(88)	100	12	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769	7,200	(352)	401	49	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	1,800	(65)	66	1	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	9,200	(444)	386	0	(58)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	1,100	(40)	41	1	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	600	(53)	50	0	(3)
Equinix, Inc.	5.000	Quarterly	06/20/2027	1.349	11,400	1,594	(247)	1,347	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	9,400	(425)	432	7	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	10,800	(963)	906	0	(57)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	46,800	(2,247)	1,953	0	(294)

Total Swap Agreements	$(5,114)	$5,879	$1,419	$(654)

(k)

Securities with an aggregate market value of $7,216 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$776,248	$0	$776,248
Industrials	0	227,538	0	227,538
Utilities	0	92,205	0	92,205
Municipal Bonds & Notes
Texas	0	1,067	0	1,067
U.S. Government Agencies	0	1,913,196	0	1,913,196
U.S. Treasury Obligations	0	1,135,017	0	1,135,017
Non-Agency Mortgage-Backed Securities	0	703,129	1,315	704,444
Asset-Backed Securities	0	1,091,084	237	1,091,321
Sovereign Issues	0	125,133	0	125,133
Short-Term Instruments
Commercial Paper	0	99,150	0	99,150
Repurchase Agreements	0	564,049	0	564,049
Short-Term Notes	0	56	0	56
U.S. Treasury Bills	0	7,466	0	7,466

	$0	$6,735,338	$1,552	$6,736,890
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$220,668	$0	$0	$220,668

Total Investments	$220,668	$6,735,338	$1,552	$6,957,558

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(533,177)	$0	$(533,177)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	3,649	0	3,668
Over the counter	0	7,581	0	7,581

	$19	$11,230	$0	$11,249
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(105)	0	(118)
Over the counter	0	(10,569)	0	(10,569)

	$(13)	$(10,674)	$0	$(10,687)

Total Financial Derivative Instruments	$6	$556	$0	$562

Totals	$220,674	$6,202,717	$1,552	$6,424,943

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Low Duration Fund II	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.4% ¤
CORPORATE BONDS & NOTES 6.4%
BANKING & FINANCE 5.1%
American Honda Finance Corp. 5.000% due 05/23/2025	$800	$803
Camden Property Trust 3.500% due 09/15/2024	1,100	1,083
Capital One Financial Corp.
2.636% due 03/03/2026 •	1,100	1,055
4.166% due 05/09/2025 •	900	893
4.250% due 04/30/2025	500	493
Citigroup, Inc. 6.075% (SOFRRATE + 0.694%) due 01/25/2026 ~(d)	800	796
Equitable Financial Life Global Funding 0.800% due 08/12/2024	1,300	1,262
GA Global Funding Trust
0.800% due 09/13/2024	1,000	961
3.850% due 04/11/2025	1,000	981
Goldman Sachs Group, Inc. 5.798% due 08/10/2026	1,600	1,616
JPMorgan Chase & Co. 6.195% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	992
Metropolitan Life Global Funding 0.950% due 07/02/2025	1,300	1,226
Morgan Stanley 2.630% due 02/18/2026 •	2,900	2,808
Pricoa Global Funding 4.200% due 08/28/2025	900	891
Toyota Motor Credit Corp. 5.920% due 08/22/2024	800	801
Wells Fargo Bank NA 5.254% due 12/11/2026	800	810

		17,471

INDUSTRIALS 1.0%
7-Eleven, Inc. 0.800% due 02/10/2024	1,300	1,292
American Airlines Pass-Through Trust 3.575% due 07/15/2029	1,000	934
Daimler Truck Finance North America LLC 6.167% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,000	1,000

		3,226

UTILITIES 0.3%
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,056

Total Corporate Bonds & Notes (Cost $22,380)		21,753

U.S. GOVERNMENT AGENCIES 28.7%
Fannie Mae
0.798% due 01/25/2040 •(a)	624	57
2.000% due 06/25/2042	1,093	1,001
3.709% due 01/01/2035 •	21	20
4.000% due 01/25/2033	4	4
4.409% due 09/01/2028 •	5	5
4.500% due 01/01/2036	135	133
4.793% due 12/25/2042 ~	30	28
5.014% due 06/01/2035 •	65	65
5.456% due 05/01/2038 •	105	108
5.865% due 10/01/2027	490	487
5.902% due 10/25/2030 •	7	7
5.953% due 07/01/2035 •	3	3
6.021% due 11/01/2034 •	70	72
6.129% due 07/01/2042 •	28	27
6.179% due 09/01/2041 •	72	70
6.329% due 08/01/2030 •	27	27
Freddie Mac
0.000% due 05/15/2037 (b)(c)	50	45
0.650% due 10/22/2025 - 10/27/2025	10,600	9,895
0.680% due 08/06/2025	8,300	7,804

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2023 (Unaudited)

0.800% due 10/28/2026 (i)	2,600	2,362
0.955% due 08/15/2044 •	233	237
0.997% due 04/15/2037 •(a)	574	55
2.000% due 11/15/2026	45	44
2.920% due 01/25/2026	250	243
3.000% due 01/01/2027	24	23
3.250% due 10/25/2063	922	904
3.590% due 01/25/2025 ~	1,189	1,170
4.000% due 08/01/2048	1,035	998
5.130% due 12/15/2042 •	337	336
5.197% due 07/15/2044 •	277	271
5.488% due 07/01/2035 •	10	10
5.500% due 01/25/2047	491	491
5.775% due 09/25/2024 ~	247	247
6.003% due 07/15/2041 •	311	307
6.173% due 05/15/2037 ~	125	125
6.212% due 02/25/2045 •	199	185
6.500% due 07/25/2043	273	282
Ginnie Mae
2.750% (H15T1Y + 1.500%) due 10/20/2025 ~	14	14
3.625% (H15T1Y + 1.500%) due 07/20/2025 ~	3	3
3.625% due 07/20/2030 •	14	14
3.875% (H15T1Y + 1.500%) due 06/20/2025 ~	1	1
3.875% due 04/20/2027 - 05/20/2027 •	15	16
4.500% due 08/20/2048	978	967
5.659% due 09/20/2067 •	1,256	1,265
5.899% due 06/20/2065 •	128	127
5.937% due 07/20/2067 ~	699	694
6.037% due 03/20/2065 •	926	918
6.067% due 03/20/2065 •	842	835
6.207% due 10/20/2066 ~	549	549
6.237% due 05/20/2066 •	340	338
6.287% due 04/20/2066 ~	672	668
6.337% due 04/20/2066 •	636	633
6.498% due 11/20/2072 •	499	504
6.508% due 11/20/2072 •	610	617
6.687% due 08/20/2070 •	1,134	1,153
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 04/01/2052	16,325	14,571
3.500% due 07/01/2047 - 11/01/2047	5,066	4,715
4.000% due 08/01/2048 - 08/01/2052	9,043	8,564
4.500% due 04/01/2024 - 07/01/2025	60	59
5.000% due 05/01/2053 - 11/01/2053	22,112	21,885
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2054	8,900	8,633
5.500% due 02/01/2054	2,000	2,009

Total U.S. Government Agencies (Cost $100,968)		97,900

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Notes
3.625% due 05/15/2026	40,200	39,741
3.875% due 04/30/2025	5,100	5,055
3.875% due 01/15/2026 (f)	7,400	7,345
4.125% due 01/31/2025	4,800	4,771

Total U.S. Treasury Obligations (Cost $57,298)		56,912

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.7%
280 Park Avenue Mortgage Trust 6.538% due 09/15/2034 •	900	865
Atrium Hotel Portfolio Trust 6.589% due 12/15/2036 ~	872	830
Austin Fairmont Hotel Trust 6.459% due 09/15/2032 •	900	896
BAMLL Commercial Mortgage Securities Trust
6.459% due 04/15/2036 ~	900	896
6.526% due 09/15/2038 •	900	852
Banc of America Funding Trust 4.772% due 05/25/2035 ~	126	117
Barclays Commercial Mortgage Securities Trust
3.662% due 04/15/2055 ~	1,700	1,542
6.659% due 07/15/2037 •	900	886
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	2	1
4.803% due 02/25/2036 «~	3	2
5.652% due 01/25/2034 ~	20	19
6.340% due 02/25/2033 «~	1	1
Bear Stearns ALT-A Trust 4.488% due 05/25/2035 ~	106	100
Beneria Cowen & Pritzer Collateral Funding Corp. 6.275% due 06/15/2038 ~	900	810
BX Trust
6.111% due 04/15/2039 •	416	404
6.459% due 05/15/2030 •	900	892
6.563% due 10/15/2036 •	900	883

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2023 (Unaudited)

Citigroup Mortgage Loan Trust
5.972% due 09/25/2035 •	10	10
7.198% due 09/25/2035 •	15	15
Colony Mortgage Capital Ltd. 6.604% due 11/15/2038 •	900	885
Commercial Mortgage Trust
6.409% due 06/15/2034 •	900	803
6.776% due 12/15/2038 •	740	678
Countrywide Home Loan Mortgage Pass-Through Trust
4.765% due 11/25/2034 ~	28	25
5.003% due 02/20/2035 ~	7	7
7.940% due 02/20/2036 •	173	157
Credit Suisse First Boston Mortgage Securities Corp. 6.050% due 03/25/2032 ~	12	11
Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	309	299
6.876% due 07/15/2038 •	100	88
CRSNT Commercial Mortgage Trust 6.304% due 04/15/2036 •	1,300	1,246
DROP Mortgage Trust 6.626% due 10/15/2043 •	1,100	1,019
Extended Stay America Trust 6.556% due 07/15/2038 ~	840	833
Ginnie Mae
6.138% due 04/20/2072	502	491
6.238% due 01/20/2073 •	513	511
6.238% due 08/20/2073	1,117	1,112
6.338% due 05/20/2073	1,011	1,012
6.438% due 05/20/2073	1,089	1,095
6.488% due 05/20/2073	798	804
6.838% due 08/20/2071	501	505
GS Mortgage Securities Trust 3.206% due 02/10/2048	386	381
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	833	690
2.500% due 08/25/2052 ~	895	736
3.000% due 09/25/2052 ~	923	790
GSR Mortgage Loan Trust
4.240% due 06/25/2034 ~	169	164
4.836% due 09/25/2035 ~	98	92
Hawaii Hotel Trust 6.559% due 05/15/2038 •	1,300	1,291
Impac CMB Trust 6.170% due 02/25/2036 •	319	297
JP Morgan Chase Commercial Mortgage Securities Trust 6.826% due 12/15/2036 •	900	696
JP Morgan Mortgage Trust 6.144% due 04/25/2035 «~	24	23
MASTR Adjustable Rate Mortgages Trust 5.386% due 11/21/2034 ~	166	156
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.336% due 08/15/2032 •	322	298
Merrill Lynch Mortgage Investors Trust 4.340% due 02/25/2035 ~	49	47
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	1,682	1,638
New Orleans Hotel Trust 6.398% due 04/15/2032 •	900	869
OBX Trust
3.000% due 01/25/2052 ~	785	673
5.000% due 10/25/2051 •	848	785
One Market Plaza Trust 3.614% due 02/10/2032	1,800	1,647
Prime Mortgage Trust 5.870% due 02/25/2034 •	7	7
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~	1,900	1,782
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~	19	17
5.730% due 03/25/2037 •	112	38
5.970% due 07/19/2035 •	30	27
6.130% due 09/19/2032 •	11	11
6.230% due 05/19/2035 «•	344	313
UWM Mortgage Trust 5.000% due 12/25/2051 •	871	808
Waikiki Beach Hotel Trust 6.776% due 12/15/2033 •	1,250	1,229
WaMu Mortgage Pass-Through Certificates Trust
6.010% due 07/25/2045 ~	27	26
6.010% due 12/25/2045 •	30	29
6.050% due 10/25/2045 •	18	18
6.082% due 01/25/2046 •	133	125
6.412% due 06/25/2042 •	7	6
Wells Fargo Commercial Mortgage Trust 6.486% due 02/15/2037 •	900	891

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2023 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 3.932% due 11/25/2048 ~	935	881
Wells Fargo-RBS Commercial Mortgage Trust 3.995% due 05/15/2047	900	889

Total Non-Agency Mortgage-Backed Securities (Cost $41,768)		39,972

ASSET-BACKED SECURITIES 7.8%
Asset-Backed Securities Corp. Home Equity Loan Trust 7.126% due 03/15/2032 «•	41	40
Bank of America Auto Trust 5.830% due 05/15/2026	500	501
BDS Ltd. 7.156% due 03/19/2039 •	1,700	1,693
Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027	1,000	1,003
6.056% due 07/15/2027 •	900	902
Carvana Auto Receivables Trust 5.420% due 04/10/2028	1,000	1,003
Citibank Credit Card Issuance Trust
6.084% due 08/07/2027 •	900	903
6.091% due 04/22/2026 •	900	901
Credit-Based Asset Servicing & Securitization Trust 5.590% due 11/25/2036 •	11	5
Discover Card Execution Note Trust 6.076% due 12/15/2026 •	900	902
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	256	252
4.380% due 07/20/2029	1,379	1,364
5.760% due 10/22/2029	522	524
Exeter Automobile Receivables Trust
4.330% due 02/17/2026	98	98
6.070% due 12/15/2025	500	500
Flagship Credit Auto Trust 3.280% due 08/15/2025	17	17
Ford Credit Auto Owner Trust
4.850% due 08/15/2035	500	502
6.098% due 08/15/2025 ~	618	618
Fremont Home Loan Trust 5.530% due 01/25/2037 ~	6	3
FS Rialto Issuer LLC 7.238% due 01/19/2039 •	1,100	1,083
GLS Auto Receivables Issuer Trust 4.590% due 05/15/2026	317	315
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025	70	70
GSAMP Trust 5.540% due 12/25/2036 ~	43	21
Hertz Vehicle Financing LLC
3.370% due 03/25/2025	450	448
3.730% due 09/25/2026	900	877
HPEFS Equipment Trust 3.150% due 09/20/2029	199	198
HSI Asset Loan Obligation Trust 4.646% due 12/25/2036 •	72	22
Hyundai Auto Lease Securitization Trust 4.340% due 01/15/2025	332	332
LAD Auto Receivables Trust 5.210% due 06/15/2027	518	516
LL ABS Trust 3.760% due 11/15/2029	128	127
MF1 LLC 7.506% due 06/19/2037 •	900	899
MMAF Equipment Finance LLC 5.570% due 09/09/2025	517	517
Mosaic Solar Loan Trust 2.640% due 01/20/2053	718	616
Navient Private Education Loan Trust 6.926% due 07/16/2040 •	564	566
Ready Capital Mortgage Financing LLC
6.470% due 04/25/2038 •	436	435
6.670% due 11/25/2036 •	623	619
Santander Drive Auto Receivables Trust
5.810% due 01/15/2026	232	232
5.870% due 03/16/2026	770	770
Securitized Asset-Backed Receivables LLC Trust 5.590% due 12/25/2036 •	81	19
SMB Private Education Loan Trust
3.940% due 02/16/2055	649	619
5.670% due 11/15/2052	706	710
6.788% due 02/16/2055 •	649	648
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	281	281
Stonepeak ABS 2.301% due 02/28/2033	557	512

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2023 (Unaudited)

Synchrony Card Funding LLC 5.740% due 10/15/2029	1,000	1,026
Towd Point HE Trust 0.918% due 02/25/2063 ~	237	226
VMC Finance LLC 7.238% due 02/18/2039 •	1,800	1,753
Westlake Automobile Receivables Trust 6.468% due 08/15/2025 •	165	165

Total Asset-Backed Securities (Cost $26,717)		26,353

SHORT-TERM INSTRUMENTS 53.1%
COMMERCIAL PAPER 0.3%
L3Harris Technologies, Inc. 5.800% due 01/16/2024	1,000	997

REPURCHASE AGREEMENTS (e) 52.8%		180,143

Total Short-Term Instruments (Cost $181,141)		181,140

Total Investments in Securities (Cost $430,272)		424,030

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short Asset Portfolio	1,165,710	11,303
PIMCO Short-Term Floating NAV Portfolio III	2,016	19

Total Short-Term Instruments (Cost $11,371)		11,322

Total Investments in Affiliates (Cost $11,371)		11,322

Total Investments 127.7% (Cost $441,643)		$435,352
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $190)		79
Other Assets and Liabilities, net (27.7)%		(94,473)

Net Assets 100.0%		$340,958

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	6.075%	01/25/2026	01/18/2022	$800	$796	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.480%	01/02/2024	01/03/2024	$81,100	U.S. Treasury Bonds 2.000% due 11/15/2041	$(82,644)	$81,100	$81,100
2.600	12/29/2023	01/02/2024	943	U.S. Treasury Notes 4.875% due 11/30/2025	(962)	943	943
FICC	5.330	12/29/2023	01/02/2024	98,000	U.S. Treasury Bonds 1.875% due 02/15/2051	(99,960)	98,000	98,058
JPS	5.490	01/02/2024	01/03/2024	100	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2026	(103)	100	100

Total Repurchase Agreements	$(183,669)	$180,143	$180,201

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JPS	5.280%	12/29/2023	01/02/2024	$(3,535)	$(3,537)

Total Reverse Repurchase Agreements	$(3,537)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.4)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2054	$7,100	$(6,090)	$(6,288)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2054	8,000	(7,123)	(7,094)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2054	5,200	(4,612)	(4,776)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2054	3,900	(3,660)	(3,693)

Total Short Sales (6.4)%	$(21,485)	$(21,851)

(f)	Securities with an aggregate market value of $3,475 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(221) at a weighted average interest rate of 5.021%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	93	$22,004	$(473)		$1	$0
U.S. Treasury 2-Year Note March Futures				03/2024	999	205,708	1,800		125	0
U.S. Treasury 5-Year Note March Futures				03/2024	49	5,330	133		4	0

							$1,460		$130	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note March Futures				03/2024	208	$(23,481)	$(735)		$0	$0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2024	179	(21,125)	(1,020)		17	0

							$(1,755)		$17	$0

Total Futures Contracts							$(295)		$147	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	09/13/2024	$3,900	$29	$26	$55	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.233	Annual	09/13/2024	3,900	(18)	(18)	(36)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024	1,700	0	15	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024	7,400	(21)	(13)	(34)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/14/2024	4,100	0	58	58	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	09/14/2024	4,100	0	(38)	(38)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	1,000	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024	4,100	0	(17)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	4,300	(31)	(50)	(81)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	400	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	2,500	(8)	(22)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	3,700	(12)	(29)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	6,100	(126)	(283)	(409)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	600	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	400	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	900	(3)	(19)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	400	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	400	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	4,380	452	42	494	4	0

Total Swap Agreements						$256	$(348)	$(92)	$7	$(3)

Cash of $2,470 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697%	04/02/2024	3,400	$(26)	$(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	3,400	(27)	(54)

$(53)	$(55)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	700	$(3)	$(8)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	700	(4)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	700	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	600	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	600	(1)	(1)

$(13)	$(17)

Total Written Options	$(66)	$(72)

(i)

Securities with an aggregate market value of $176 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,471	$0	$17,471
Industrials	0	3,226	0	3,226
Utilities	0	1,056	0	1,056
U.S. Government Agencies	0	97,900	0	97,900
U.S. Treasury Obligations	0	56,912	0	56,912
Non-Agency Mortgage-Backed Securities	0	39,615	357	39,972
Asset-Backed Securities	0	26,313	40	26,353
Short-Term Instruments
Commercial Paper	0	997	0	997
Repurchase Agreements	0	180,143	0	180,143

$0	$423,633	$397	$424,030
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,322	$0	$0	$11,322

Total Investments	$11,322	$423,633	$397	$435,352

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,851)	$0	$(21,851)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$154	$0	$154

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(72)	0	(72)

$0	$(75)	$0	$(75)

Total Financial Derivative Instruments	$0	$79	$0	$79

Totals	$11,322	$401,861	$397	$413,580

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Low Duration Income Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.8%
American Airlines, Inc. 10.427% due 04/20/2028		$11,095	$11,415
Amsurg
10.110% due 11/03/2026 «		9,435	9,435
13.258% due 09/15/2028 «		33,888	33,888
Avolon TLB Borrower (U.S.) LLC TBD% due 06/22/2028		2,538	2,547
Carnival Corp.
7.593% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	7,837	8,679
8.720% due 10/18/2028		$1,962	1,968
Cengage Learning, Inc. 10.405% due 07/14/2026		9,698	9,741
DirecTV Financing LLC 10.650% due 08/02/2027		4,147	4,155
Emerald TopCo, Inc. 8.970% due 07/24/2026		10,624	10,547
Envalior Finance GmbH
9.448% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	9,100	9,228
10.883% due 03/29/2030		$16,575	15,297
Finastra U.S.A., Inc.
0.500% - 12.616% due 09/13/2029 «µ		254	254
0.500% - 12.616% due 09/13/2029 «		2,446	2,443
iHeartCommunications, Inc. 8.470% due 05/01/2026		4,791	4,154
Lealand Finance Co. BV 8.470% due 06/28/2024		156	108
Lealand Finance Co. BV (6.431% Cash and 3.000% PIK) 9.431% due 06/30/2025 (c)		608	254
Market Bidco Ltd. 8.752% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	24,185	25,427
Poseidon Bidco SASU 9.175% (EUR003M + 5.250%) due 09/30/2028 ~		39,800	43,992
PUG LLC 8.970% due 02/12/2027		$380	375
Softbank Vision Fund 5.000% due 12/21/2025 «		23,001	21,967
Sotera Health Holdings LLC 8.395% due 12/11/2026		7,203	7,209
Syniverse Holdings, Inc. 12.348% due 05/13/2027		6,725	5,947
TransDigm, Inc.
8.598% due 02/22/2027		37,670	37,875
8.598% due 08/24/2028		65,167	65,545
U.S. Renal Care, Inc. 10.470% due 06/20/2028		2,110	1,609
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		113	84
Windstream Services LLC
9.448% due 02/23/2027		4,860	4,811
11.706% due 09/21/2027		9,738	9,238
Worldpay LLC TBD% due 09/20/2030		5,700	5,732
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		1,440	1,281

Total Loan Participations and Assignments (Cost $343,531)			355,205

CORPORATE BONDS & NOTES 15.1%
BANKING & FINANCE 7.2%
Ally Financial, Inc. 5.800% due 05/01/2025		2,900	2,905
Asian Development Bank 4.700% due 03/12/2024	MXN	10,200	592
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$6,230	5,525
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	31,841	33,435
2.625% due 04/28/2025		2,028	2,186
3.625% due 09/24/2024		6,000	6,580
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	7,100	1,864

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Banco Santander SA
6.527% due 11/07/2027		$9,200	9,519
6.607% due 11/07/2028		7,200	7,672
Bank of America Corp.
3.824% due 01/20/2028 •		700	673
4.827% due 07/22/2026 •		800	794
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)(k)		1,326	1,270
Barclays PLC
6.224% due 05/09/2034		12,386	12,853
6.496% due 09/13/2027		18,300	18,821
BPCE SA 6.612% due 10/19/2027		26,300	27,086
CaixaBank SA 6.684% due 09/13/2027		12,400	12,720
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(d)		300	18
4.450% due 08/17/2026 ^(d)		200	14
5.950% due 10/20/2025 ^(d)		200	14
6.000% due 07/16/2025 ^(d)		200	13
6.450% due 11/07/2024 ^(d)		600	43
Citigroup, Inc. 3.106% due 04/08/2026 •		400	389
Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	9,000	9,936
9.152% due 01/28/2029 •		4,100	4,526
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		$1,400	108
3.125% due 10/22/2025 ^(d)		1,600	139
3.875% due 10/22/2030 ^(d)		700	55
8.000% due 01/27/2024 ^(d)		1,300	104
Credit Suisse AG
1.250% due 08/07/2026		500	454
4.750% due 08/09/2024		500	497
5.185% (EUR003M + 1.230%) due 05/31/2024 ~	EUR	4,900	5,428
7.500% due 02/15/2028		$1,450	1,589
Credit Suisse AG AT1 Claim		37,150	4,458
CTP NV 1.250% due 06/21/2029	EUR	400	367
Deutsche Bank AG
3.547% due 09/18/2031 •		$3,732	3,277
6.720% due 01/18/2029 •		1,568	1,643
East Lane Re Ltd. 14.582% due 03/31/2026		2,800	2,814
EPR Properties
4.750% due 12/15/2026		627	600
4.950% due 04/15/2028		316	300
Erste Group Bank AG 4.250% due 10/15/2027 •(j)(k)	EUR	4,000	3,793
Extra Space Storage LP 5.900% due 01/15/2031		$2,600	2,715
Ford Motor Credit Co. LLC 2.700% due 08/10/2026		1,900	1,761
GLP Capital LP
4.000% due 01/15/2031		1,000	902
5.300% due 01/15/2029		902	897
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		1,800	1,742
6.484% due 10/24/2029		24,200	25,695
Hexagon RE Ltd. 13.832% due 01/07/2031	EUR	1,962	2,160
HSBC Holdings PLC
2.357% due 08/18/2031 •		$6,935	5,749
2.848% due 06/04/2031 •		7,565	6,511
3.973% due 05/22/2030 •		2,400	2,244
4.041% due 03/13/2028 •		3,070	2,959
4.583% due 06/19/2029 •		1,000	970
5.887% due 08/14/2027		13,700	13,896
Intesa Sanpaolo SpA 7.200% due 11/28/2033		4,200	4,480
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		900	853
3.960% due 01/29/2027		1,700	1,661
4.005% due 04/23/2029 •		1,763	1,698
6.070% due 10/22/2027		19,200	19,759
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	3,500	3,512
Lloyds Banking Group PLC 3.750% due 01/11/2027		$13,045	12,531
Morgan Stanley
4.679% due 07/17/2026 •		600	595
5.123% due 02/01/2029 •		1,100	1,106
6.138% due 10/16/2026 •		500	509
Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,235
4.302% due 03/08/2029 •		5,600	5,370

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.557% due 10/18/2027		17,800	18,437
Nature Coast Re Ltd. 10.000% due 12/07/2030		2,066	2,067
NatWest Group PLC
4.445% due 05/08/2030 •		7,400	7,097
4.892% due 05/18/2029 •		1,430	1,406
5.076% due 01/27/2030 •		6,400	6,307
New Metro Global Ltd.
4.500% due 05/02/2026		1,000	253
4.625% due 10/15/2025		200	57
4.800% due 12/15/2024		1,400	556
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		900	772
Orange Capital RE DAC 11.508% due 01/08/2027	EUR	1,800	1,988
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		$1,700	1,599
6.750% due 06/24/2024 •(j)(k)	GBP	35,308	45,044
Seazen Group Ltd. 6.000% due 08/12/2024		$700	392
Societe Generale SA 6.447% due 01/12/2027 •		29,000	29,523
Standard Chartered PLC 6.750% due 02/08/2028		19,000	19,586
Taranis Reinsurance DAC
9.955% due 01/07/2031	EUR	1,200	1,326
12.159% due 01/08/2031		1,700	1,878
UBS Group AG
3.091% due 05/14/2032 •		$4,400	3,750
3.250% due 04/02/2026 •	EUR	3,800	4,159
4.194% due 04/01/2031 •		$3,550	3,309
4.965% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	5,950	6,581
5.959% due 01/12/2034 •		$4,805	4,972
6.327% due 12/22/2027		11,500	11,859
6.373% due 07/15/2026 •		22,450	22,718
6.442% due 08/11/2028 •		33,850	35,175
6.537% due 08/12/2033 •		1,100	1,175
7.750% due 03/01/2029 •	EUR	8,600	10,954
9.016% due 11/15/2033 •		$2,800	3,444
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,713	2,182
7.395% due 03/28/2024		267	340
Uniti Group LP
6.500% due 02/15/2029		$14,653	10,589
10.500% due 02/15/2028		13,093	13,285
Ursa Re Ltd.
10.832% due 12/07/2026		3,600	3,600
14.082% due 12/07/2026		4,600	4,600
VICI Properties LP
3.750% due 02/15/2027		8,000	7,557
3.875% due 02/15/2029		3,700	3,402
4.500% due 09/01/2026		4,600	4,456
4.500% due 01/15/2028		3,219	3,073
4.625% due 06/15/2025		18,629	18,310
5.625% due 05/01/2024		22,052	21,994
5.750% due 02/01/2027		200	201
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		6,882	3,742
Wells Fargo & Co.
4.540% due 08/15/2026		2,700	2,673
6.303% due 10/23/2029		14,100	14,869

			668,841

INDUSTRIALS 5.4%
Altice Financing SA 5.750% due 08/15/2029		6,626	5,889
Altice France SA 8.125% due 02/01/2027		9,458	8,726
Altria Group, Inc. 3.125% due 06/15/2031	EUR	1,900	1,907
Amdocs Ltd. 2.538% due 06/15/2030		$4,100	3,539
American Airlines Pass-Through Trust
2.875% due 01/11/2036		852	724
3.000% due 04/15/2030		202	182
3.200% due 12/15/2029		742	677
3.350% due 04/15/2031		611	552
3.375% due 11/01/2028		16,688	15,308
3.575% due 07/15/2029		1,000	934
3.600% due 03/22/2029		838	785
3.650% due 02/15/2029		343	318
3.700% due 04/01/2028		581	541
BAT Capital Corp. 6.343% due 08/02/2030		2,000	2,102

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

British Airways Pass-Through Trust
2.900% due 09/15/2036		7,029	6,025
3.300% due 06/15/2034		753	671
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (c)		5,567	4,506
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (c)		16,599	13,254
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)		19,550	15,798
CDW LLC 2.670% due 12/01/2026		15,100	14,142
Community Health Systems, Inc.
5.625% due 03/15/2027		9,595	8,928
8.000% due 03/15/2026		7,768	7,749
CoStar Group, Inc. 2.800% due 07/15/2030		6,420	5,464
CVS Pass-Through Trust 7.507% due 01/10/2032		59	62
DISH DBS Corp.
5.250% due 12/01/2026		17,540	15,060
5.750% due 12/01/2028		9,410	7,523
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (c)		77	14
Gazprom PJSC Via Gaz Capital SA
2.250% due 11/22/2024	EUR	900	795
2.500% due 03/21/2026		16,200	12,519
2.949% due 01/24/2024		8,260	7,523
8.625% due 04/28/2034		$300	274
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,219	2,587
5.106% due 03/15/2034		4,182	5,180
Imperial Brands Finance PLC 3.500% due 07/26/2026		$1,700	1,623
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		27,287	26,062
IQVIA, Inc. 6.250% due 02/01/2029		3,600	3,763
JetBlue Pass-Through Trust 4.000% due 05/15/2034		2,733	2,508
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	18,100	17,970
Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	269	326
6.135% (SOFRRATE + 0.712%) due 12/15/2030 ~		$4,137	3,842
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,245	1,424
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$9,500	9,150
4.345% due 09/17/2027		23,270	22,279
4.810% due 09/17/2030		5,600	5,239
NPC Ukrenergo 6.875% due 11/09/2028		800	217
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (g)(j)		920	32
Petroleos de Venezuela SA
5.375% due 04/12/2037		3,300	368
5.500% due 04/12/2047		4,350	489
6.000% due 05/16/2034		1,810	208
6.000% due 11/15/2036		3,434	399
9.000% due 11/17/2031		100	12
9.750% due 05/17/2045		840	109
Petroleos Mexicanos
6.700% due 02/16/2032		25,103	20,860
6.950% due 01/28/2060		3,028	1,998
Philip Morris International, Inc.
1.875% due 11/06/2037	EUR	4,600	3,830
2.000% due 05/09/2036		3,900	3,393
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		$44,282	43,223
Prosus NV 1.288% due 07/13/2029	EUR	5,000	4,494
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		$64,783	64,343
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	889	1,001
5.750% due 10/15/2027	GBP	3,043	3,903
RTX Corp.
5.750% due 11/08/2026		$8,600	8,839
5.750% due 01/15/2029		1,800	1,883
Sands China Ltd.
5.375% due 08/08/2025		5,090	5,023
5.650% due 08/08/2028		1,700	1,687
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		2,708	2,697
Surgery Center Holdings, Inc. 10.000% due 04/15/2027 (n)		7,813	7,912

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Syngenta Finance NV 4.892% due 04/24/2025		1,198	1,183
Times Square Hotel Trust 8.528% due 08/01/2026		96	95
Topaz Solar Farms LLC
4.875% due 09/30/2039		445	411
5.750% due 09/30/2039		3,526	3,511
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		493	471
4.625% due 12/03/2026		193	188
U.S. Renal Care, Inc. 10.625% due 06/28/2028		187	143
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,167	990
4.150% due 10/11/2025		145	144
5.875% due 04/15/2029		25,426	25,772
Valaris Ltd. 8.375% due 04/30/2030		160	164
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,800	1,635
3.875% due 11/01/2033		2,000	1,697
4.125% due 08/15/2031		700	618
Venture Global LNG, Inc.
8.125% due 06/01/2028		10,500	10,613
8.375% due 06/01/2031		5,000	5,005
9.500% due 02/01/2029		100	106
9.875% due 02/01/2032		1,900	1,980
Windstream Escrow LLC 7.750% due 08/15/2028		1,800	1,578
Wynn Macau Ltd. 5.500% due 01/15/2026		3,000	2,931
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,153	1,150

			501,749

UTILITIES 2.5%
FORESEA Holding SA 7.500% due 06/15/2030		326	303
Gazprom PJSC via Gaz Finance PLC 2.950% due 04/15/2025	EUR	65,900	54,563
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$14,923	13,460
2.500% due 02/01/2031		200	165
3.150% due 01/01/2026		25,470	24,440
3.250% due 06/01/2031		28,900	25,055
3.300% due 03/15/2027		1,510	1,413
3.300% due 12/01/2027		6,710	6,269
3.400% due 08/15/2024		5,892	5,795
3.500% due 06/15/2025		11,026	10,691
3.750% due 02/15/2024		12,732	12,694
3.750% due 07/01/2028		5,599	5,249
3.750% due 08/15/2042		140	104
4.300% due 03/15/2045		479	376
4.450% due 04/15/2042		888	719
4.500% due 12/15/2041		432	339
4.550% due 07/01/2030		11,197	10,674
4.650% due 08/01/2028		800	769
4.950% due 06/08/2025		12,700	12,626
5.450% due 06/15/2027		7,100	7,162
5.900% due 06/15/2032		9,280	9,447
Rio Oil Finance Trust
8.200% due 04/06/2028		8,331	8,534
9.750% due 01/06/2027		4,137	4,310
Sprint LLC
7.125% due 06/15/2024		13,485	13,553
7.625% due 03/01/2026		122	127

			228,837

Total Corporate Bonds & Notes (Cost $1,479,983)			1,399,427

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
DISH Network Corp. 2.375% due 03/15/2024		4,400	4,372

Total Convertible Bonds & Notes (Cost $4,390)			4,372

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		17	19

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	175	95

Total Municipal Bonds & Notes (Cost $123)		114

U.S. GOVERNMENT AGENCIES 65.8%
Fannie Mae
5.802% due 09/25/2042 ~	4	4
6.000% due 04/25/2043	4	4
6.445% due 09/01/2037 •	1,791	1,804
Freddie Mac
0.792% due 01/25/2031 ~(a)	206,684	3,706
2.972% due 10/25/2046 ~	587	568
3.500% due 11/01/2046	532	500
4.000% due 08/01/2047	937	904
6.556% due 12/25/2047 ~	228	228
Ginnie Mae
2.625% due 12/20/2045 •	567	562
3.625% due 07/20/2045 - 09/20/2045 •	1,257	1,255
5.000% due 01/20/2049	8	8
Ginnie Mae, TBA
2.500% due 01/01/2054	18,900	16,536
3.000% due 02/01/2054	12,000	10,874
3.500% due 01/01/2054	83,700	77,959
4.000% due 02/01/2054	32,900	31,445
4.500% due 02/01/2054	73,500	71,806
5.000% due 02/01/2054	71,500	71,053
Uniform Mortgage-Backed Security
2.000% due 06/01/2051	857	701
2.500% due 09/01/2040 - 02/01/2051	450,405	387,489
3.000% due 03/01/2030 - 12/01/2052	517,118	461,036
3.500% due 08/01/2047 - 07/01/2052	133,585	123,108
4.000% due 06/01/2038 - 07/01/2053	122,103	116,431
4.500% due 10/01/2025 - 10/01/2053	190,382	184,675
5.000% due 08/01/2052 - 10/01/2053	70,716	70,005
5.500% due 01/01/2053 - 01/01/2054	448,982	451,034
6.000% due 01/01/2029 - 08/01/2053	78,354	79,588
6.500% due 09/01/2053	4,455	4,567
Uniform Mortgage-Backed Security, TBA
3.500% due 01/01/2054 - 02/01/2054	426,300	391,334
4.000% due 01/01/2054 - 02/01/2054	645,236	610,872
4.500% due 02/01/2054	289,900	281,214
5.000% due 01/01/2054 - 02/01/2054	470,000	465,089
5.500% due 01/01/2054 - 02/01/2054	378,982	380,674
6.000% due 01/01/2054 - 02/01/2054	920,500	934,713
6.500% due 01/01/2054 - 02/01/2054	766,900	785,893
7.000% due 03/01/2054	89,900	92,579

Total U.S. Government Agencies (Cost $6,123,198)		6,110,218

U.S. TREASURY OBLIGATIONS 8.8%
U.S. Treasury Bonds
2.750% due 08/15/2047 (r)	1,000	779
3.000% due 08/15/2048 (r)	80	65
3.000% due 02/15/2049 (r)	10	8
U.S. Treasury Inflation Protected Securities (i)
0.125% due 07/15/2024 (r)	143,193	140,745
0.125% due 10/15/2024 (p)(r)	124,692	121,983
0.125% due 04/15/2025 (p)	5,420	5,227
0.125% due 07/15/2030	37,512	33,907
0.125% due 01/15/2031 (r)	2,009	1,794
0.125% due 07/15/2031	72,251	64,271
0.250% due 01/15/2025 (p)(r)	78,784	76,478
0.250% due 07/15/2029 (p)	64,348	59,495
0.250% due 02/15/2050 (r)	6,008	3,922
0.375% due 01/15/2027 (p)(r)	3,514	3,340
0.375% due 07/15/2027 (p)(r)	956	908
0.500% due 04/15/2024 (p)	96,251	95,039
0.625% due 07/15/2032	90,539	82,768
0.625% due 02/15/2043 (r)	1,071	837
0.750% due 07/15/2028 (p)	11,589	11,095
0.750% due 02/15/2042 (r)	1,089	884
0.750% due 02/15/2045 (r)	5,618	4,398
0.875% due 01/15/2029 (p)(r)	37,692	36,085
0.875% due 02/15/2047 (r)	6,245	4,928
1.000% due 02/15/2046 (r)	3,246	2,659
1.000% due 02/15/2048 (r)	7,236	5,846
1.000% due 02/15/2049 (r)	22,999	18,536
1.375% due 07/15/2033	18,235	17,693
1.375% due 02/15/2044 (r)	1,056	945
1.500% due 02/15/2053 (r)	21,529	19,540
2.125% due 02/15/2040 (r)	569	585
2.125% due 02/15/2041 (r)	562	578

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $868,772)		815,338

NON-AGENCY MORTGAGE-BACKED SECURITIES 24.0%
225 Liberty Street Trust
4.501% due 02/10/2036	12,990	10,830
4.649% due 02/10/2036 ~	30,350	22,340
Adjustable Rate Mortgage Trust
4.515% due 11/25/2035 ~	63	44
4.543% due 10/25/2035 ~	67	63
5.429% due 06/25/2035	2,287	2,170
5.813% due 08/25/2035 «~	36	34
5.970% due 03/25/2036 •	4,573	1,221
American Home Mortgage Assets Trust
5.595% due 03/25/2047 •	2,104	1,856
5.660% due 12/25/2046 ~	4,160	3,495
5.952% due 10/25/2046 ~	3,267	2,226
American Home Mortgage Investment Trust
6.370% due 09/25/2035 •	739	653
6.700% due 06/25/2036 þ	8,911	1,375
7.100% due 06/25/2036 þ	3,816	586
7.549% due 12/25/2035 •	8,627	1,639
Ashford Hospitality Trust
6.784% due 04/15/2035 •	10,000	9,795
6.984% due 06/15/2035 •	18,150	17,723
7.384% due 06/15/2035 ~	6,000	5,810
7.384% due 06/15/2035 •	9,900	9,586
7.634% due 04/15/2035 •	23,253	22,298
8.284% due 06/15/2035 •	6,600	6,377
Atrium Hotel Portfolio Trust
7.309% due 12/15/2036 ~	8,450	7,660
7.609% due 12/15/2036 •	7,242	6,308
7.959% due 06/15/2035 •	3,805	3,649
Austin Fairmont Hotel Trust
6.659% due 09/15/2032 •	12,155	12,022
6.859% due 09/15/2032 •	4,000	3,941
7.659% due 09/15/2032 •	2,500	2,451
BAMLL Commercial Mortgage Securities Trust
7.009% due 04/15/2036 •	6,635	6,597
7.359% due 09/15/2034 •	3,370	3,322
7.476% due 09/15/2038 •	6,000	5,127
7.626% due 03/15/2037 •	6,500	6,375
7.909% due 03/15/2034 •	21,269	20,819
8.226% due 09/15/2038 •	16,700	13,893
BAMLL Re-REMIC Trust 5.883% due 06/17/2050 ~	100	24
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~	2,365	688
Banc of America Funding Trust
4.205% due 05/20/2036 «~	45	38
4.817% due 09/20/2035 ~	26	20
5.852% due 10/20/2036 •	6,813	5,106
5.852% due 12/20/2046 •	5,054	4,142
6.388% due 04/25/2037 þ	90	76
Banc of America Mortgage Trust
4.705% due 01/25/2036 «~	17	14
4.994% due 11/20/2046 ~	165	146
Barclays Commercial Mortgage Securities Trust 8.050% due 07/15/2037 •	6,576	6,176
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~	8,800	7,081
BCAP LLC Trust
3.544% due 03/27/2036 ~	613	435
4.280% due 11/26/2036 ~	1,222	968
4.418% due 10/26/2037 «~	363	351
5.830% due 03/25/2037 •	7,071	6,087
61.431% due 06/26/2037 ~	7,516	2,042
Bear Stearns Adjustable Rate Mortgage Trust 4.924% due 01/25/2035 ~	2	2
Bear Stearns ALT-A Trust
4.097% due 11/25/2035 ~	285	249
4.520% due 09/25/2047 ~	12,914	7,497
Bear Stearns Commercial Mortgage Securities Trust 5.312% due 06/11/2041 ~	22	21
Bear Stearns Mortgage Funding Trust 5.630% due 01/25/2037 ~	4,832	4,105
Bear Stearns Structured Products, Inc. Trust 4.805% due 01/26/2036 ~	210	155
Benchmark Mortgage Trust
3.294% due 12/15/2062 ~	11,595	8,910
3.509% due 09/15/2048 ~	3,000	2,438
BHP Trust 6.732% due 08/15/2036 •	4,340	4,304
Braemar Hotels & Resorts Trust 6.784% due 06/15/2035 •	3,344	3,243

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

BWAY Mortgage Trust
7.676% due 09/15/2036 •	7,124	5,234
8.326% due 09/15/2036 ~	8,195	5,130
BX Trust
7.122% due 10/15/2036 ~	13,200	12,777
7.372% due 10/15/2036 •	16,040	15,311
7.629% due 05/15/2035 •	6,285	6,165
8.079% due 05/15/2035 •	3,600	3,473
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~	1,611	1,613
Chase Mortgage Finance Trust
5.301% due 02/25/2037 ~	462	443
6.000% due 05/25/2036	10,831	4,850
ChaseFlex Trust 6.000% due 02/25/2035	2,281	1,805
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.720% due 06/25/2036 •	195	177
CIM Trust 4.500% due 03/25/2062 ~	57,404	55,411
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037	920	812
Citigroup Commercial Mortgage Trust
3.518% due 05/10/2035 ~	6,556	5,933
7.376% due 10/15/2036 •	15,070	14,586
7.776% due 10/15/2036 •	19,910	19,175
8.376% due 10/15/2036 •	13,270	12,749
Citigroup Mortgage Loan Trust 0.000% due 05/01/2060 ~	331,737	290,368
CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037	4,751	4,207
6.500% due 06/25/2037	41	36
Colony Mortgage Capital Ltd.
6.953% due 11/15/2038 •	7,850	7,496
8.196% due 11/15/2038 ~	8,000	7,195
Commercial Mortgage Trust
6.809% due 06/15/2034 •	1,800	1,341
7.059% due 06/15/2034 ~	9,358	6,052
Countrywide Alternative Loan Trust
5.000% due 08/25/2035	2,435	1,547
5.500% due 04/25/2035	901	626
5.500% due 12/25/2035	176	154
5.500% due 02/25/2036 «•	113	68
5.500% due 03/25/2036	39	16
5.672% due 07/20/2046 •	75	60
5.752% due 09/20/2046 •	944	689
5.830% due 04/25/2046 •	994	889
5.972% due 08/25/2046 •	1,665	1,440
6.000% due 12/25/2034	2,119	1,900
6.000% due 03/25/2036	375	170
6.000% due 08/25/2036 •	456	415
6.000% due 03/25/2037	948	362
6.000% due 05/25/2037	8,045	3,752
6.392% due 11/25/2047 •	763	621
6.492% due 11/20/2035 •	21	11
Countrywide Asset-Backed Certificates Trust 6.190% due 11/25/2035 «•	359	339
Countrywide Home Loan Mortgage Pass-Through Trust
3.695% due 04/25/2035 ~	93	66
4.126% due 09/20/2036 ~	694	601
4.126% due 11/25/2037 ~	14,666	13,507
4.703% due 02/20/2036 «~	0	2
5.500% due 11/25/2035	28	16
5.740% due 04/25/2035 •	117	107
6.000% due 02/25/2037	6,192	2,431
6.037% due 10/20/2034 ~	80	78
6.070% due 05/25/2035 •	835	675
6.110% due 03/25/2035 •	61	53
Countrywide Home Loan Reperforming REMIC Trust 5.830% due 03/25/2035 •	1,923	1,752
Credit Suisse Commercial Mortgage Trust 5.613% due 01/15/2049 ~	15,000	15,042
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	188	116
6.050% due 03/25/2032 ~	41	39
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	30,245	18,519
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~	26,667	25,609
2.215% due 11/25/2061 ~	2,095	2,027
5.549% due 07/25/2050 ~	4,905	4,867
7.276% due 07/15/2038 •	4,460	3,599
7.344% due 07/15/2032 •	2,798	2,574
7.776% due 07/15/2038 •	7,000	4,465
CRSNT Commercial Mortgage Trust
6.684% due 04/15/2036 •	16,000	14,949
7.034% due 04/15/2036 •	9,000	8,360

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

DBGS Mortgage Trust 8.126% due 10/15/2036 •		19,393	13,169
DC Commercial Mortgage Trust 6.314% due 09/12/2040		4,300	4,443
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.770% due 03/25/2037 •		189	169
5.890% due 08/25/2047 •		14,308	13,036
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ		53	45
6.386% due 10/25/2036 þ		53	45
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates 4.042% due 06/27/2037 ~		9,595	8,269
Downey Savings & Loan Association Mortgage Loan Trust 5.780% due 10/19/2036 «•		274	160
DROP Mortgage Trust 7.726% due 10/15/2043 •		15,648	12,714
Eurosail PLC 6.039% due 09/13/2045 •	GBP	1,393	1,753
Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
6.556% due 07/15/2038 ~		58,340	57,845
7.726% due 07/15/2038 •		7,935	7,809
First Horizon Mortgage Pass-Through Trust
5.445% due 02/25/2036 «~		11	10
5.750% due 05/25/2037		74	33
GCAT Trust 4.250% due 05/25/2067		4,300	3,958
GS Mortgage Securities Corp. Trust
7.284% due 12/15/2036 •		3,182	3,102
7.426% due 08/15/2032 •		3,125	3,032
7.473% due 07/15/2025 •		7,135	6,973
7.534% due 12/15/2036 •		3,614	3,500
7.676% due 08/15/2032 •		6,813	6,543
7.773% due 07/15/2025 •		52,938	52,043
8.134% due 12/15/2036 •		1,000	960
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		15,777	14,510
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~		1,165	997
0.000% due 01/25/2061 ~(a)		207,173	6,642
0.000% due 12/25/2061 ~(a)		431	419
0.140% due 01/25/2061 ~(a)		202,624	946
2.750% due 01/25/2061 ~		158,022	146,102
3.250% due 01/25/2061 ~		12,636	10,808
3.472% due 12/25/2061 ~		244,261	210,060
3.500% due 01/25/2061 ~		8,832	7,564
3.875% due 01/25/2061 ~		7,473	6,371
4.250% due 01/25/2061 ~		4,076	3,417
4.750% due 01/25/2061 ~		3,533	2,820
5.561% due 01/25/2061 ~		3,303	2,521
GSMPS Mortgage Loan Trust 3.849% due 06/25/2034 ~		1,516	1,385
GSR Mortgage Loan Trust 4.489% due 11/25/2035 ~		4	4
HarborView Mortgage Loan Trust
4.935% due 06/19/2045 ~		758	376
5.862% due 12/19/2036 •		5,212	4,395
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		1,387	1,361
Hawaii Hotel Trust
7.409% due 05/15/2038 •		7,810	7,666
7.568% due 05/15/2038 •		18,016	17,662
HSI Asset Securitization Corp. Trust 6.460% due 07/25/2035 •		3,200	2,727
Impac CMB Trust 5.216% due 12/25/2032 «þ		87	84
Impac Secured Assets Trust 6.110% due 03/25/2036 •		1,216	983
Independence Plaza Trust 4.356% due 07/10/2035		1,600	1,476
IndyMac INDA Mortgage Loan Trust 4.547% due 08/25/2037 «~		97	92
IndyMac INDX Mortgage Loan Trust
3.278% due 05/25/2037 ~		1,163	911
3.599% due 05/25/2037 ~		1,363	913
3.767% due 09/25/2035 ~		50	40
5.830% due 01/25/2037 •		8,002	7,103
InTown Mortgage Trust 9.047% due 08/15/2039 •		9,800	9,821
JP Morgan Alternative Loan Trust
3.843% due 05/25/2036 ~		96	53
3.930% due 10/25/2036 ~		8,249	7,109
4.531% due 12/25/2036 «~		29	27
5.623% due 12/25/2035 ~		424	313
JP Morgan Chase Commercial Mortgage Securities Trust
0.360% due 10/05/2040 (a)		51,900	875

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

6.039% due 02/12/2051 ~	199	1,647
7.235% due 10/05/2040	5,500	5,647
7.476% due 12/15/2036 •	3,810	932
7.576% due 09/15/2029 •	7,700	5,984
7.826% due 09/15/2029 •	8,698	5,710
JP Morgan Mortgage Trust
4.009% due 05/25/2036 ~	212	173
4.354% due 06/25/2037 ~	170	133
4.354% due 06/25/2037 «~	46	35
4.473% due 08/25/2036 ~	569	455
4.750% due 01/25/2063 ~	16,911	16,179
5.528% due 07/25/2035 «~	2	2
6.000% due 09/25/2035	5,207	3,742
6.500% due 09/25/2035 «	94	61
Lavender Trust 6.250% due 10/26/2036	1,050	525
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ	10,914	10,359
1.892% due 10/25/2066 þ	5,123	5,030
1.991% due 09/25/2060 ~	1,477	1,470
7.221% due 01/28/2070 •	1,676	1,679
Lehman Mortgage Trust
6.000% due 08/25/2036	374	297
6.000% due 09/25/2037	110	102
Lehman XS Trust
5.830% due 12/25/2036 •	6,480	6,206
5.850% due 09/25/2046 •	164	138
LUXE Commercial Mortgage Trust 7.234% due 10/15/2038 •	18,339	18,135
MASTR Adjustable Rate Mortgages Trust 5.680% due 04/25/2046 •	192	169
MASTR Alternative Loan Trust 6.750% due 07/25/2036	395	141
MASTR Reperforming Loan Trust 8.000% due 08/25/2034	1,580	1,272
Merrill Lynch Alternative Note Asset Trust 6.070% due 03/25/2037 •	594	147
Merrill Lynch Mortgage Investors Trust
5.598% due 11/25/2035 ~	30	29
6.190% due 08/25/2035 ~	1,900	1,801
MFA Trust
5.570% due 09/25/2067 þ	18,548	18,337
6.105% due 12/25/2068 þ	5,500	5,533
MFT Trust
3.358% due 02/10/2042	5,000	3,390
3.477% due 02/10/2042 ~	6,815	4,247
Morgan Stanley Bank of America Merrill Lynch Trust 4.750% due 12/15/2046 ~	3,992	3,612
Morgan Stanley Capital Trust
5.166% due 10/12/2052 ~	73	71
7.059% due 11/15/2034 •	5,400	5,271
7.720% due 12/15/2036 •	9,000	2,708
7.859% due 11/15/2034 ~	20,993	20,291
8.553% due 12/15/2038 •	2,500	1,913
Morgan Stanley Mortgage Capital Holdings Trust 3.740% due 09/13/2039 ~	2,681	1,912
Mortgage Equity Conversion Asset Trust 5.330% due 01/25/2042 •	4,403	4,313
MRCD Mortgage Trust 2.718% due 12/15/2036	19,530	13,816
Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~	21,999	15,865
4.773% due 06/17/2038 ~	11,706	10,651
New Orleans Hotel Trust
6.398% due 04/15/2032 •	3,300	3,187
6.998% due 04/15/2032 •	12,440	11,729
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~	1,940	1,820
NLT Trust 3.200% due 10/25/2062	3,658	3,263
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.391% due 04/25/2036 ~	2,004	1,716
5.660% due 06/25/2037 ~	3,585	2,852
Nomura Resecuritization Trust 6.370% due 01/25/2037 •	21,063	19,731
OBX Trust
6.465% due 10/25/2063 þ	10,314	10,449
6.844% due 04/25/2063 þ	4,949	5,049
7.159% due 10/25/2063 þ	13,340	13,690
Pepper Residential Securities Trust 6.380% due 11/18/2060 ~	69	69
PRET LLC 8.497% due 10/25/2053	50,705	51,126
PRKCM Trust 7.225% due 11/25/2058 þ	5,405	5,550

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

PRPM LLC 4.000% due 11/25/2053 þ		1,169	1,111
PRPM Trust 6.221% due 11/25/2068 þ		1,700	1,709
RBSSP Resecuritization Trust 4.720% due 01/26/2036 ~		2,292	2,046
RCKT Mortgage Trust 6.808% due 09/25/2043		3,096	3,144
Real Estate Asset Liquidity Trust 2.419% due 06/12/2054 ~	CAD	472	355
Residential Accredit Loans, Inc. Trust
5.790% due 01/25/2037 •		$11,153	9,778
5.850% due 07/25/2036 •		135	126
5.862% due 09/25/2046 ~		5,442	4,510
6.000% due 09/25/2036		347	149
6.372% due 09/25/2045 •		152	133
RESIMAC Bastille Trust 6.390% due 09/05/2057 ~		209	209
Sequoia Mortgage Trust 6.252% due 09/20/2034 «•		53	44
SFO Commercial Mortgage Trust
7.876% due 05/15/2038 •		23,560	19,475
8.376% due 05/15/2038 •		5,000	3,869
Starwood Mortgage Trust
7.176% due 04/15/2034 •		7,734	7,527
7.726% due 04/15/2034 •		10,000	9,699
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •	GBP	11,480	14,630
Structured Adjustable Rate Mortgage Loan Trust
5.159% due 09/25/2035 ~		$121	107
5.770% due 02/25/2037 •		2,221	2,126
6.624% due 04/25/2034 «~		3	3
Structured Asset Mortgage Investments Trust
5.730% due 03/25/2037 •		994	334
6.010% due 08/25/2035 •		270	238
Structured Asset Securities Corp.
5.720% due 07/25/2035 •		12,745	11,620
5.730% due 05/25/2043 •		7,296	6,710
Structured Asset Securities Corp. Mortgage Loan Trust 5.720% due 05/25/2036 ~		13,702	11,112
TBW Mortgage-Backed Trust
5.830% due 01/25/2037 •		14,784	3,368
6.470% due 09/25/2036 þ		473	13
6.620% due 03/25/2037 þ		9,039	1,983
Thornburg Mortgage Securities Trust 6.110% due 09/25/2043 •		11	10
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		4,511	4,244
3.250% due 07/25/2056		1,100	1,069
3.750% due 07/25/2062 ~		8,362	7,844
3.750% due 09/25/2062		88,941	83,594
Tower Bridge Funding PLC 0.000% due 01/20/2066 «(b)	GBP	11,500	14,684
Trinity Square PLC
6.620% due 07/15/2059 •		9,700	12,340
6.920% due 07/15/2059 ~		2,800	3,558
7.220% due 07/15/2059 ~		1,900	2,406
7.970% due 07/15/2059 ~		900	1,139
Uropa Securities PLC 5.690% due 10/10/2040 ~		2,643	3,067
VASA Trust
6.726% due 07/15/2039 •		$10,800	8,807
7.226% due 07/15/2039 ~		10,000	7,377
Verus Securitization Trust
6.259% due 12/25/2068 þ		4,500	4,536
6.876% due 11/25/2068		3,883	3,960
Waikiki Beach Hotel Trust
7.206% due 12/15/2033 •		5,000	4,875
7.756% due 12/15/2033 •		8,650	8,412
WaMu Commercial Mortgage Securities Trust
4.911% due 11/23/2043 ~		1,031	1,030
5.379% due 03/23/2045 ~		12,103	11,719
WaMu Mortgage Pass-Through Certificates Trust
3.657% due 02/25/2037 ~		182	157
4.397% due 12/25/2046 •		111	93
4.615% due 10/25/2035 ~		2,893	2,587
5.907% due 09/25/2033 «~		17	15
6.030% due 11/25/2045 •		1,615	1,452
6.050% due 12/25/2045 •		1,689	1,642
6.212% due 11/25/2042 •		34	31
6.450% due 11/25/2034 •		215	197
Warwick Finance Residential Mortgages PLC 6.170% due 12/21/2049 •	GBP	8,990	11,489
Wells Fargo Commercial Mortgage Trust 7.566% due 02/15/2037 •		$2,200	2,152

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust
4.674% due 04/25/2036 ~		523	491
5.924% due 11/25/2037 ~		147	128
6.029% due 10/25/2037 ~		10,840	9,161
6.073% due 09/25/2033 «~		23	22

Total Non-Agency Mortgage-Backed Securities (Cost $2,474,230)			2,230,399

ASSET-BACKED SECURITIES 20.9%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		1,279	1,220
Aames Mortgage Trust
6.950% due 11/25/2031 þ		603	551
7.150% due 01/25/2032 «þ		268	251
ABFC Trust 6.220% due 06/25/2037		4,273	3,276
AccessLex Institute 5.824% due 09/26/2033 •		1,542	1,523
Accredited Mortgage Loan Trust 5.730% due 09/25/2036 •		1,238	1,221
ACE Securities Corp. Home Equity Loan Trust
5.910% due 05/25/2037 ~		13,464	2,300
7.420% due 11/25/2034		2,267	2,153
AIMCO CLO 6.755% due 01/15/2032		4,200	4,200
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		9,932	9,915
Ameriquest Mortgage Securities Trust 5.980% due 04/25/2036 •		357	356
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.110% due 06/25/2033 •		871	775
6.220% due 01/25/2036 •		500	484
6.415% due 07/25/2035 •		5,000	4,845
6.820% due 03/25/2033 «•		152	141
Arbour CLO DAC 4.905% due 03/15/2033	EUR	25,000	27,230
Ares European CLO DAC 5.122% due 10/21/2033 •		24,950	27,264
Argent Securities Trust
5.770% due 06/25/2036 ~		$1,163	309
5.770% due 06/25/2036 •		2,075	1,347
5.850% due 03/25/2036 ~		5,178	4,615
5.950% due 07/25/2036 •		1,068	270
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 7.420% due 05/25/2034 •		793	609
Asset-Backed Securities Corp. Home Equity Loan Trust
4.081% due 01/25/2036 •		8,119	6,972
6.445% due 06/25/2035 •		2,000	1,722
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025		22,201	21,937
Ayresome CDO Ltd. 5.972% due 12/08/2045 •		2,515	749
Barings Loan Partners CLO Ltd. 0.000% due 07/20/2033 (b)		6,500	6,500
Bastille Euro CLO DAC 5.115% due 01/15/2034 ~	EUR	50,000	54,507
Bayview Financial Mortgage Pass-Through Trust 6.341% due 04/28/2036 •		$397	392
Bear Stearns Asset-Backed Securities Trust
5.710% due 06/25/2047 •		93	93
5.820% due 06/25/2047 •		25,753	22,255
6.370% due 08/25/2034 •		7,748	7,485
7.070% due 10/25/2037 •		33,764	32,384
7.420% due 08/25/2035 •		18,727	17,881
Bear Stearns Structured Products, Inc. Trust 7.470% due 03/25/2037 •		7,000	6,575
Betony CLO Ltd. 6.732% due 04/30/2031		1,783	1,784
BlueMountain CLO Ltd. 6.735% due 07/15/2031 •		12,083	12,072
BlueMountain Fuji EUR CLO DAC 4.875% due 01/15/2033 •	EUR	10,200	11,092
Bosphorus CLO DAC 4.745% due 12/15/2030 ~		1,572	1,720
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037		$8,700	8,700
Carlyle Global Market Strategies CLO Ltd.
6.657% due 07/20/2031		11,491	11,482
7.017% due 07/20/2032 •		7,500	7,515
Carrington Mortgage Loan Trust
5.660% due 06/25/2037 •		5,873	5,685
5.995% due 02/25/2036 «•		418	400
6.460% due 06/25/2035 •		20,901	20,498
7.270% due 05/25/2035 •		15,328	12,798
Carvana Auto Receivables Trust
0.800% due 01/10/2027		5,300	5,001

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

5.620% due 01/10/2029		2,200	2,226
5.710% due 07/10/2029		2,000	2,036
5.740% due 11/13/2029		1,873	1,905
6.090% due 11/10/2026		2,000	2,004
6.160% due 10/10/2028		1,600	1,631
6.160% due 09/10/2029		5,319	5,487
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		2,266	2,068
Cedar Funding CLO Ltd. 6.705% due 05/29/2032		7,000	6,989
Centerline Logistics Corp.
9.250% due 12/15/2027 «		338	339
9.750% due 12/15/2027 «		420	420
Centex Home Equity Loan Trust
4.925% due 06/25/2034 þ		5,567	5,383
6.120% due 03/25/2033 •		1,327	1,311
CIFC Funding Ltd.
6.627% due 04/20/2030 •		2,331	2,329
6.640% due 04/24/2031		1,878	1,878
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		16,253	16,085
Citigroup Mortgage Loan Trust, Inc.
5.905% due 11/25/2036 ~		561	551
6.130% due 02/25/2035 •		364	342
6.160% due 10/25/2035 •		800	716
College Avenue Student Loans LLC
4.130% due 12/26/2047		1,417	1,360
6.670% due 12/26/2047 •		1,049	1,041
7.120% due 11/26/2046 •		427	429
Conseco Finance Corp. 7.500% due 03/01/2030 ~		2,820	998
Conseco Finance Securitizations Corp. 7.217% due 09/01/2033 •		1,982	1,958
Countrywide Asset-Backed Certificates Trust
4.488% due 12/25/2034 •		1,077	992
5.499% due 02/25/2035 ~		4,460	3,954
5.610% due 06/25/2047 •		7,629	6,868
5.670% due 10/25/2047 •		5,699	5,338
5.690% due 05/25/2047 •		4,103	3,819
5.720% due 06/25/2047 •		193	184
5.730% due 04/25/2046 •		1,663	1,540
5.770% due 03/25/2047 •		3,894	3,793
5.875% due 09/25/2046 •		1,667	1,313
5.910% due 05/25/2037 •		19,782	18,544
5.950% due 04/25/2037 •		39	33
5.950% due 03/25/2047 ~		10,109	8,401
5.970% due 01/25/2046 •		5,604	5,242
6.160% due 05/25/2036 •		478	472
6.170% due 03/25/2036 •		4,924	4,295
6.210% due 08/25/2047 •		22,945	21,911
6.370% due 10/25/2047 •		9	8
CPS Auto Receivables Trust 6.130% due 09/15/2026		9,313	9,329
Credit-Based Asset Servicing & Securitization CBO Ltd.
8.770% due 02/16/2041 •		128,899	1,813
8.840% due 12/15/2034 •		10,528	466
Credit-Based Asset Servicing & Securitization LLC 3.580% due 03/25/2034 •		120	123
CVC Cordatus Loan Fund DAC 4.782% due 08/15/2032 •	EUR	1,884	2,061
ECMC Group Student Loan Trust 6.502% due 05/25/2067 •		$1,882	1,865
EFS Volunteer LLC 6.446% due 10/25/2035 •		172	172
Ellington Loan Acquisition Trust 6.570% due 05/25/2037 •		10,677	10,293
Elmwood CLO Ltd.
7.044% due 12/11/2033		41,800	41,780
7.054% due 01/17/2034		11,500	11,520
EMC Mortgage Loan Trust 8.470% due 11/25/2030 •		3,911	3,815
Ent Auto Receivables Trust
6.240% due 01/16/2029		2,000	2,039
6.260% due 11/15/2029		1,000	1,026
Exeter Automobile Receivables Trust 6.310% due 10/15/2027		500	504
FHF Issuer Trust 6.790% due 10/15/2029		7,600	7,701
Finance of America Structured Securities Trust
2.000% due 04/25/2073 þ		4,385	4,341
3.000% due 09/25/2061 þ		12,657	11,949
First Franklin Mortgage Loan Trust
5.590% due 11/25/2036 ~		1,752	1,565
5.770% due 05/25/2036 •		1,856	1,793
5.780% due 07/25/2036 •		239	229
5.950% due 04/25/2036 •		7,600	6,879

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

First Investors Auto Owner Trust 6.440% due 10/16/2028		8,523	8,613
First NLC Trust 2.842% due 05/25/2035 •		9,418	8,303
Fremont Home Loan Trust 5.610% due 11/25/2036 •		3,754	2,213
GLS Auto Receivables Issuer Trust
4.920% due 01/15/2027		11,500	11,411
5.340% due 06/15/2028		11,500	11,409
5.520% due 11/15/2027		22,400	22,336
5.690% due 03/15/2029		12,259	12,246
GLS Auto Select Receivables Trust 6.370% due 06/15/2028		10,100	10,191
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •		5,987	5,983
Golub Capital Partners CLO Ltd. 6.697% due 04/20/2031		3,747	3,751
Greywolf CLO Ltd. 6.800% due 01/27/2031 •		11,976	11,992
GSAA Home Equity Trust
5.710% due 05/25/2047 ~		1,533	895
5.910% due 03/25/2047 •		5,309	1,864
6.370% due 08/25/2037 •		60	58
6.741% due 03/25/2036 þ		3,839	1,126
GSAMP Trust
5.610% due 03/25/2047 •		10,815	9,704
5.640% due 01/25/2037 •		797	772
5.950% due 09/25/2036 •		8,757	3,120
6.220% due 01/25/2034 •		2,265	2,169
6.445% due 06/25/2034 •		589	578
Harvest SBA Loan Trust 7.707% due 08/25/2044 •		1,990	1,975
Hayfin Emerald CLO 0.000% due 01/25/2037 (b)	EUR	9,800	10,819
Hertz Vehicle Financing LLC 3.730% due 09/25/2026		$7,030	6,851
Hildene TruPS Securitization Ltd. 7.393% due 05/22/2039 •		36,575	35,569
Home Equity Asset Trust 6.070% due 07/25/2036 •		1,000	912
Home Equity Loan Trust
5.660% due 04/25/2037 •		10,678	10,019
5.700% due 04/25/2037 ~		484	468
Home Equity Mortgage Loan Asset-Backed Trust
5.660% due 04/25/2037 •		6,731	4,352
5.850% due 06/25/2036 ~		527	519
6.715% due 03/25/2035 •		2,714	2,642
HSI Asset Loan Obligation Trust 4.646% due 12/25/2036 •		57	17
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026		13,300	13,469
JP Morgan Mortgage Acquisition Corp.
6.055% due 01/25/2036 •		8,087	7,984
6.370% due 09/25/2035 •		3,400	3,095
6.430% due 06/25/2035 •		7,474	6,069
JP Morgan Mortgage Acquisition Trust
5.680% due 10/25/2036 ~		321	315
5.920% due 07/25/2036 •		5,000	4,314
KKR CLO Ltd. 6.655% due 04/15/2031		1,360	1,358
Laurelin DAC 4.713% due 10/20/2031 •	EUR	38,477	42,059
LCCM Trust 6.926% due 11/15/2038 ~		$7,400	7,350
LCM Loan Income Fund Ltd. 6.707% due 04/20/2031		14,978	14,973
Lehman XS Trust
5.710% due 02/25/2037 •		3,280	3,183
5.790% due 02/25/2037 ~		1,337	1,295
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		2,140	2,121
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		3,181	3,140
Long Beach Mortgage Loan Trust
5.770% due 06/25/2036 •		8,145	3,809
5.770% due 09/25/2036 •		10,610	6,787
5.930% due 10/25/2036 •		31,440	10,002
6.070% due 02/25/2036 ~		6,830	5,474
6.100% due 01/25/2046 •		3,089	2,921
Magnetite Ltd.
6.777% due 07/20/2031		11,928	11,930
6.935% due 10/25/2033		26,900	26,936
Marlay Park CLO DAC 4.705% due 10/15/2030 •	EUR	3,341	3,664
Marlette Funding Trust 7.130% due 12/15/2033		$13,921	14,083

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

MASTR Asset-Backed Securities Trust
5.520% due 01/25/2037 •		273	78
5.680% due 05/25/2037 •		89	85
7.195% due 06/25/2035 •		470	479
Merrill Lynch Mortgage Investors Trust
5.690% due 08/25/2037 •		1,111	572
5.730% due 03/25/2037 •		914	814
5.760% due 08/25/2037 •		405	364
5.990% due 04/25/2037 ~		614	304
6.220% due 09/25/2035 •		4,232	4,100
6.270% due 08/25/2035 •		1,086	1,045
METAL LLC 4.581% due 10/15/2042		2,663	1,651
MF1 LLC
7.506% due 06/19/2037 •		22,100	22,074
7.991% due 09/17/2037 •		9,600	9,618
Morgan Stanley ABS Capital, Inc. Trust
5.720% due 07/25/2036 •		59	52
5.950% due 09/25/2036 •		6,826	2,429
6.010% due 03/25/2036 •		2,842	2,743
6.175% due 12/25/2034 •		78	73
6.400% due 02/25/2035 ~		1,075	959
6.420% due 07/25/2037		47,557	44,061
6.490% due 01/25/2035		1,158	1,130
National Collegiate Student Loan Trust
5.790% due 10/27/2031 ~		1,996	1,961
5.814% due 10/25/2033 ~		943	925
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		2,692	2,411
1.330% due 04/15/2069		3,512	3,153
Navient Student Loan Trust
6.352% due 08/26/2069		3,924	3,879
7.038% due 03/15/2072		14,621	14,648
7.230% due 03/15/2072		6,300	6,623
Nelnet Student Loan Trust 6.640% due 02/20/2041		4,765	4,836
Neuberger Berman Loan Advisers CLO Ltd. 6.957% due 10/24/2032		30,500	30,492
Newark BSL CLO Ltd. 6.610% due 07/25/2030 •		1,773	1,770
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.620% due 07/25/2036 •		14,534	13,361
6.130% due 11/25/2035 •		2,451	2,337
6.130% due 10/25/2036 •		2,068	461
Northwoods Capital Ltd. 7.246% due 06/15/2031		2,635	2,640
NovaStar Mortgage Funding Trust
5.790% due 05/25/2036 •		1,008	991
6.385% due 10/25/2035 •		7,454	7,082
7.570% due 12/25/2034 «•		74	62
Octagon Investment Partners Ltd. 6.615% due 04/16/2031 •		14,427	14,415
Octagon Loan Funding Ltd. 6.809% due 11/18/2031 •		12,348	12,364
OneMain Financial Issuance Trust
1.750% due 09/14/2035		2,500	2,306
4.890% due 10/14/2034		36,800	36,357
6.839% due 09/15/2036		1,900	1,912
Option One Mortgage Loan Trust Asset-Backed Certificates 6.160% due 11/25/2035 •		1,798	1,697
Ownit Mortgage Loan Trust
5.790% due 10/25/2037 •		10,001	9,693
5.890% due 01/25/2037 •		1,031	982
5.930% due 10/25/2037 •		5,451	5,327
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029		2,752	2,740
2.030% due 10/15/2029		4,452	4,385
4.970% due 01/15/2030		3,647	3,627
7.128% due 06/16/2031		13,601	13,632
7.228% due 07/15/2031		2,500	2,508
7.600% due 12/16/2030		4,135	4,159
PAGAYA AI Debt Trust 6.664% due 03/15/2030		1,751	1,756
Pagaya AI Debt Trust 7.962% due 12/16/2030		2,381	2,410
Palisades CDO Ltd. 6.324% due 07/22/2039 •		2,052	2,000
Palmer Square CLO Ltd. 6.963% due 10/20/2033		18,300	18,319
Palmer Square European Loan Funding DAC 5.472% due 05/15/2033	EUR	12,500	13,765
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.205% due 09/25/2035 ~		$5,936	5,728
6.505% due 05/25/2035 •		7,804	6,217
6.520% due 06/25/2035 •		4,980	3,999
7.195% due 09/25/2034 •		2,649	2,568

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

People's Choice Home Loan Securities Trust 6.415% due 05/25/2035 •		813	742
Popular ABS Mortgage Pass-Through Trust 5.780% due 11/25/2036 •		7,538	6,172
PRET LLC
1.843% due 09/25/2051 þ		43,992	41,928
1.868% due 07/25/2051 þ		11,862	11,467
1.992% due 02/25/2061 þ		1,678	1,642
2.487% due 07/25/2051 þ		12,333	12,179
2.487% due 10/25/2051 ~		3,534	3,474
2.487% due 10/25/2051 þ		21,503	21,065
3.721% due 07/25/2051 þ		23,918	23,185
5.240% due 04/25/2052 þ		26,412	25,948
8.112% due 11/25/2053 þ		9,466	9,622
Purple Finance CLO DAC 4.756% due 01/25/2031 •	EUR	719	792
Quest Trust 6.050% due 08/25/2036 •		$6,883	6,265
RAAC Trust 6.070% due 06/25/2044 •		1,314	1,106
Rad CLO Ltd. 6.964% due 01/25/2033		23,800	23,689
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		2,250	2,151
Residential Asset Mortgage Products Trust
6.055% due 03/25/2036 •		18,400	16,569
6.150% due 12/25/2035 •		819	718
Residential Asset Securities Corp. Trust
6.010% due 07/25/2036 •		1,209	1,056
6.100% due 02/25/2036 ~		1,500	1,426
6.430% due 01/25/2036 •		2,608	2,376
6.445% due 09/25/2035 ~		3,385	3,318
Santander Drive Auto Receivables Trust
4.720% due 06/15/2027		16,000	15,859
4.960% due 11/15/2028		14,000	13,808
Saranac CLO Ltd. 7.233% due 06/22/2030 •		3,454	3,459
Saxon Asset Securities Trust
5.710% due 10/25/2046 •		9,050	7,479
5.780% due 09/25/2037 •		3,987	3,763
7.220% due 12/25/2037 •		2,297	2,158
SBNA Auto Lease Trust 6.520% due 04/20/2028		4,500	4,607
SCCU Auto Receivables Trust
5.700% due 10/16/2028		5,000	5,036
5.700% due 08/15/2029		2,700	2,728
5.850% due 05/17/2027		8,100	8,122
Securitized Asset-Backed Receivables LLC Trust
5.910% due 01/25/2037 •		4,020	2,926
6.050% due 12/25/2035 •		241	232
6.085% due 01/25/2035 •		2,371	2,215
6.520% due 03/25/2035 ~		188	183
Segovia European CLO DAC 4.745% due 01/18/2031 •	EUR	1,976	2,164
SLM Student Loan Trust 6.252% due 03/25/2026		$40,541	40,134
SMB Private Education Loan Trust
0.000% due 02/16/2055 «(g)		3	3,742
2.340% due 09/15/2034		1,355	1,324
3.940% due 02/16/2055		18,638	17,782
4.550% due 02/16/2055		8,110	7,684
4.950% due 02/16/2055		2,107	1,973
5.950% due 02/16/2055		3,767	3,600
6.788% due 02/16/2055 •		18,638	18,622
Sofi Professional Loan Program LLC 3.700% due 05/25/2040		4,003	3,890
Soundview Home Loan Trust
5.580% due 01/25/2037 •		7,551	5,380
5.620% due 03/25/2037 •		2,116	1,970
5.640% due 07/25/2037 •		4,782	4,086
5.670% due 06/25/2037 •		42,099	29,671
5.710% due 11/25/2036 •		5,864	1,772
5.810% due 11/25/2036 •		3,389	1,024
6.420% due 09/25/2037 •		803	642
6.445% due 03/25/2036 ~		1,000	910
Specialty Underwriting & Residential Finance Trust 5.076% due 12/25/2036		5,373	4,976
Steele Creek CLO Ltd. 6.744% due 04/21/2031 •		2,219	2,222
Structured Asset Investment Loan Trust
6.190% due 07/25/2035 •		1,431	1,331
6.295% due 05/25/2034 •		1,339	1,287
6.397% due 09/25/2034 ~		3,264	3,206
Structured Asset Securities Corp. 6.670% due 02/25/2035 •		542	531

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust
5.625% due 09/25/2036 •		744	462
5.850% due 12/25/2035 •		2,320	2,243
Tesla Electric Vehicle Trust
5.380% due 06/20/2028		11,000	11,107
5.380% due 02/20/2029		3,500	3,542
Theorem Funding Trust
1.850% due 02/15/2028		122	121
6.060% due 12/15/2028		3,759	3,748
Towd Point Mortgage Trust
3.750% due 11/25/2058 ~		5,000	4,715
4.000% due 11/25/2058 ~		5,000	4,666
Trinitas Euro CLO DAC 4.923% due 10/20/2032 •	EUR	2,700	2,949
TruPS Financials Note Securitization Ltd. 7.202% due 09/20/2039 •		$2,907	2,842
Upstart Pass-Through Trust
4.300% due 05/20/2030		1,729	1,689
7.900% due 10/20/2028		5,055	5,119
Upstart Securitization Trust
3.120% due 03/20/2032		5,166	5,102
4.370% due 05/20/2032		7,903	7,870
5.500% due 06/20/2032		5,987	5,880
Venture CLO Ltd.
6.915% due 01/15/2032		1,700	1,697
6.935% due 04/15/2033		15,400	15,344
WAVE Trust 3.844% due 11/15/2042		4,836	4,039
Wind River CLO Ltd. 6.707% due 07/18/2031 •		3,530	3,529

Total Asset-Backed Securities (Cost $1,996,463)			1,938,899

SOVEREIGN ISSUES 3.2%
Argentina Government International Bond
0.750% due 07/09/2030 þ		10,378	4,123
1.000% due 07/09/2029		1,115	445
3.500% due 07/09/2041 þ		9,847	3,364
3.625% due 07/09/2035 þ		40,783	13,876
3.625% due 07/09/2046 þ		115	40
4.250% due 01/09/2038 þ		10,711	4,258
Argentina Treasury Bond BONCER 4.000% due 10/14/2024	ARS	1,473,025	2,430
Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	749,156	38,957
3.000% due 12/03/2026 (i)		433,302	23,704
4.000% due 11/30/2028 (i)		543,643	31,308
Peru Government International Bond
5.400% due 08/12/2034	PEN	674	165
6.900% due 08/12/2037		10	3
6.950% due 08/12/2031		201	56
Provincia de Buenos Aires 129.126% due 04/12/2025	ARS	21,052	18
Romania Government International Bond
2.000% due 04/14/2033	EUR	5,000	4,144
3.750% due 02/07/2034		6,330	6,029
5.500% due 09/18/2028		13,300	15,120
Russia Government International Bond
4.250% due 06/23/2027 ^(d)		$5,200	3,354
4.750% due 05/27/2026 ^(d)		6,000	4,230
5.250% due 06/23/2047 ^(d)		12,400	4,402
5.625% due 04/04/2042 ^(d)		3,400	2,286
5.875% due 09/16/2043 ^(d)		1,800	1,138
7.150% due 11/12/2025 ^(d)	RUB	1,955,413	8,983
7.950% due 10/07/2026 ^(d)		766,427	3,156
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,296,000	74,170
State Agency of Roads of Ukraine 6.250% due 06/24/2030		$1,800	464
Turkey Government International Bond
4.250% due 03/13/2025		23,900	23,498
5.250% due 03/13/2030		15,400	14,170
6.125% due 10/24/2028		2,500	2,464
7.625% due 04/26/2029		7,700	7,989
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		1,000	1,002
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		124	19
7.650% due 04/21/2025 ^(d)		2,923	460
7.650% due 04/21/2035 ^(d)		200	31
7.750% due 10/13/2029		400	57
8.250% due 10/13/2024 ^(d)		2,021	318
9.000% due 05/07/2049		268	42
9.250% due 09/15/2027 ^(d)		729	140
9.250% due 05/07/2028 ^(d)		2,886	504
11.750% due 10/21/2026 ^(d)		130	25

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

11.950% due 08/05/2031 ^(d)	6,600	1,285
12.750% due 08/23/2032	930	154

Total Sovereign Issues (Cost $364,489)		302,381

	SHARES
COMMON STOCKS 0.5%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	2,065,869	3,760
iHeartMedia, Inc. 'A' (e)	487,321	1,301
iHeartMedia, Inc. 'B' «(e)	378,169	909

		5,970

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (e)	4,107	2

FINANCIALS 0.1%
Hipotecaria Su Casita SA de CV «(e)	345,787	0
Intelsat Emergence SA «(e)(l)	372,608	10,615
UBS Group AG	17,485	543

		11,158

HEALTH CARE 0.1%
Amsurg Equity «(e)(l)	317,945	16,308

INDUSTRIALS 0.2%
Drillco Holding Lux SA «(e)	7,111	176
Drillco Holding Lux SA «(e)(l)	23,705	589
Forsea Holding SA «(e)	790	19
Neiman Marcus Group Ltd. LLC «(e)(l)	110,888	16,619
Voyager Aviation Holdings LLC «(e)	958	0
Westmoreland Mining Holdings «(e)(l)	2,910	12
Westmoreland Mining LLC «(e)(l)	2,936	10

		17,425

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(e)	224,335	0

UTILITIES 0.0%
Windstream Units «(e)	5,491	162

Total Common Stocks (Cost $78,144)		51,025

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,075	0
Intelsat Emergence SA - Exp. 02/17/2027 «	4,542	12

Total Warrants (Cost $6,406)		12

PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Charles Schwab Corp. 4.000% due 06/01/2026 •(j)	9,000,000	7,943
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)	500,000	475

		8,418

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «	5,748	0

Total Preferred Securities (Cost $11,399)		8,418

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.	2,443	59
Uniti Group, Inc.	3,766	22

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $58)			81

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
REPURCHASE AGREEMENTS (m) 5.3%			496,100

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	639,978	677

HUNGARY TREASURY BILLS 0.2%
10.900% due 01/04/2024 (g)(h)	HUF	5,072,000	14,611

U.S. TREASURY BILLS 0.1%
5.443% due 01/11/2024 - 03/28/2024 (f)(g)(p)(r)		$8,727	8,702

Total Short-Term Instruments (Cost $520,252)			520,090

Total Investments in Securities (Cost $14,271,438)			13,735,979

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		12,395	121

Total Short-Term Instruments (Cost $121)			121

Total Investments in Affiliates (Cost $121)			121

Total Investments 147.8% (Cost $14,271,559)			$13,736,100
Financial Derivative Instruments (o)(q) (0.0)%(Cost or Premiums, net $67,188)			(2,185)
Other Assets and Liabilities, net (47.8)%			(4,442,646)

Net Assets 100.0%			$9,291,269

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Coupon represents a yield to maturity.
(i)					Principal amount of security is adjusted for inflation.
(j)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)					Contingent convertible security.
(l)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity					11/02/2023 - 11/06/2023	$13,285	$16,308	0.18%
Drillco Holding Lux SA					06/08/2023	474	589	0.01
Intelsat Emergence SA					06/19/2017 - 07/03/2023	25,427	10,615	0.11
Neiman Marcus Group Ltd. LLC					09/25/2020	3,571	16,619	0.18
Westmoreland Mining Holdings					03/26/2019	9	12	0.00
Westmoreland Mining LLC					06/30/2023	19	10	0.00

						$42,785	$44,153	0.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.460%	01/02/2024	01/03/2024	$100	U.S. Treasury Notes 3.875% due 04/30/2025	$(103)	$100	$100
	5.600	12/29/2023	01/02/2024	194,400	U.S. Treasury Notes 4.750% due 07/31/2025	(198,449)	194,400	194,521
BPS	5.470	01/02/2024	01/03/2024	232,300	U.S. Treasury Notes 2.875% due 05/15/2032	(237,016)	232,300	232,300
	5.640	12/29/2023	01/02/2024	5,600	U.S. Treasury Notes 0.500% due 06/30/2027	(5,709)	5,600	5,604
DEU	5.150	12/29/2023	01/02/2024	43,800	U.S. Treasury Notes 0.625% due 05/15/2030	(44,661)	43,800	43,825
	5.420	12/29/2023	01/02/2024	19,900	U.S. Treasury Bonds 2.375% due 11/15/2049	(20,275)	19,900	19,912

Total Repurchase Agreements						$(506,213)	$496,100	$496,262

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

RDR				5.150%	07/28/2023	TBD(3)	$(7,790)	$(7,966)

Total Reverse Repurchase Agreements								$(7,966)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.5)%
Uniform Mortgage-Backed Security, TBA	1.500%	01/01/2054	$3,650	$(2,717)	$(2,844)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2039	22,000	(19,133)	(19,728)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2054	2,000	(1,572)	(1,637)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2054	393,000	(327,011)	(334,818)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2054	14,518	(12,453)	(12,858)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2054	16,000	(14,245)	(14,188)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2054	141,000	(128,540)	(129,367)
Uniform Mortgage-Backed Security, TBA	4.500	03/01/2054	89,900	(85,314)	(87,164)

Total Short Sales (6.5)%	$(590,985)	$(602,604)

(n)	Securities with an aggregate market value of $7,899 and cash of $390 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(10,083) at a weighted average interest rate of 5.010%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	848	$200,642	$(3,368)	$11	$0
Australia Government 10-Year Bond March Futures	03/2024	126	10,017	287	62	(50)
U.S. Treasury 5-Year Note March Futures	03/2024	504	54,822	1,344	43	0

$(1,737)	$116	$(50)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	212	$(51,023)	$788	$0	$(19)
3-Month SOFR Active Contract December Futures	03/2026	227	(55,011)	517	0	(20)
3-Month SOFR Active Contract June Futures	09/2024	266	(63,498)	1,401	0	(13)
3-Month SOFR Active Contract June Futures	09/2025	214	(51,783)	557	0	(21)
3-Month SOFR Active Contract March Futures	06/2024	352	(83,613)	2,147	0	(9)
3-Month SOFR Active Contract March Futures	06/2025	192	(46,358)	591	0	(19)
3-Month SOFR Active Contract March Futures	06/2026	214	(51,858)	477	0	(16)
3-Month SOFR Active Contract September Futures	12/2024	246	(58,982)	1,096	0	(19)
3-Month SOFR Active Contract September Futures	12/2025	174	(42,152)	408	0	(17)
Euro-Bund March Futures	03/2024	104	(15,754)	(476)	163	0
Euro-Buxl 30-Year Bond March Futures	03/2024	4	(626)	(51)	17	0
U.S. Treasury 2-Year Note March Futures	03/2024	1,343	(276,543)	(2,662)	0	(168)
U.S. Treasury 10-Year Note March Futures	03/2024	4,765	(537,924)	(16,507)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	70	(8,261)	(398)	7	0
U.S. Treasury Long-Term Bond March Futures	03/2024	96	(11,994)	(887)	18	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	288	(38,475)	(3,506)	153	0

$(16,505)	$358	$(321)

Total Futures Contracts	$(18,242)	$474	$(371)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.318%	$800	$(111)	$92	$(19)	$0	$0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	12/20/2025	0.266%	EUR	40,500	$(488)	$1,139	$651	$10	$0
Airbus Finance BV	1.000	Quarterly	06/20/2026	0.300		43,900	1,199	(366)	833	6	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.473		$5,600	53	(23)	30	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.565		300	4	(1)	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.608		4,600	76	(32)	44	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750		7,100	(36)	111	75	0	(3)
Boeing Co.	1.000	Quarterly	12/20/2024	0.261		4,600	(111)	145	34	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	0.544		900	34	(13)	21	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.615		1,900	121	(38)	83	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.846		1,400	65	21	86	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.966		4,100	239	80	319	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.145		2,700	119	128	247	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.460		7,200	306	516	822	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2024	0.181		1,700	(30)	44	14	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286		16,000	100	175	275	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.315		3,300	37	28	65	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.458	EUR	16,100	(1,220)	1,366	146	0	(4)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.508		5,900	(594)	658	64	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.659		4,600	(439)	482	43	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.759		12,500	(581)	681	100	8	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.843		3,500	(255)	277	22	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451		$18,400	59	45	104	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.561		2,100	48	(26)	22	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.580		20,900	493	(241)	252	4	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.700		7,600	(5)	100	95	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739		1,900	(5)	28	23	1	0

							$(811)	$5,284	$4,473	$37	$(15)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-31 5-Year Index		1.000%	Quarterly	06/20/2024		$7,654	$(240)	$273	$33	$0	$(1)
CDX.EM-32 5-Year Index		1.000	Quarterly	12/20/2024		2,975	(117)	139	22	0	0
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		9,200	(295)	115	(180)	1	0
CDX.EM-35 5-Year Index		1.000	Quarterly	06/20/2026		92	(3)	3	0	0	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		78,292	(3,002)	2,534	(468)	0	(17)
CDX.EM-37 5-Year Index		1.000	Quarterly	06/20/2027		980	(81)	68	(13)	0	(1)
CDX.EM-38 5-Year Index		1.000	Quarterly	12/20/2027		9,400	(766)	619	(147)	0	(2)
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		4,700	(320)	227	(93)	0	(1)
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		46,300	(2,301)	978	(1,323)	0	(11)
CDX.HY-35 5-Year Index		5.000	Quarterly	12/20/2025		388	31	(8)	23	0	0
CDX.HY-36 5-Year Index		5.000	Quarterly	06/20/2026		37,054	3,235	(815)	2,420	2	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

CDX.HY-37 5-Year Index	5.000	Quarterly		12/20/2026		2,619	149	39	188	0	0
CDX.HY-39 5-Year Index	5.000	Quarterly		12/20/2027		980	0	61	61	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly		12/20/2028		891	53	1	54	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		300	7	(2)	5	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly		06/20/2027		1,000	0	20	20	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		400	0	8	8	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		2,600	12	41	53	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		236,900	2,982	1,700	4,682	0	(61)

							$(656)	$6,001	$5,345	$3	$(95)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	24,000	$2,358	$18	$2,376	$0	$(76)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		5,800	(31)	646	615	0	(61)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		2,800	(87)	(287)	(374)	31	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		2,400	(29)	(1,345)	(1,374)	0	(49)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		2,400	(29)	(1,321)	(1,350)	0	(49)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		4,800	(63)	(2,549)	(2,612)	0	(99)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		12,700	(634)	(2,113)	(2,747)	388	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(89)	(89)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	360	3,077	3,437	38	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		52,610,000	5,324	5,096	10,420	110	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		6,157,600	(19)	1,140	1,121	19	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,007,000	873	1,701	2,574	98	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		908,000	0	553	553	30	0
Pay	1-Day USD-SOFR Compounded-OIS	1.088	Maturity	02/03/2024		$34,400	(20)	(313)	(333)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		883,120	(2,731)	389	(2,342)	0	(66)
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		2,000,460	(1,072)	1,984	912	0	(93)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024		75,200	(395)	(654)	(1,049)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024		41,400	(217)	(323)	(540)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024		165,400	(868)	(1,257)	(2,125)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024		94,000	(498)	(635)	(1,133)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	07/21/2024		67,700	(406)	(1,119)	(1,525)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.052	Annual	07/24/2024		67,500	(415)	(1,098)	(1,513)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.010	Annual	07/25/2024		103,600	(650)	(1,714)	(2,364)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	2.765	Annual	07/27/2024		67,100	(419)	(1,281)	(1,700)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		29,800	(201)	(415)	(616)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		65,000	(396)	(981)	(1,377)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		26,400	(171)	(357)	(528)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		26,600	(187)	(312)	(499)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		26,600	(185)	(300)	(485)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		26,600	(185)	(291)	(476)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		26,500	(182)	(358)	(540)	0	(6)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	26,500	(182)	(387)	(569)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	27,200	(197)	(315)	(512)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	63,600	(413)	(823)	(1,236)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	27,600	(183)	(377)	(560)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	62,900	(398)	(916)	(1,314)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	54,400	(197)	(441)	(638)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	54,500	(190)	(501)	(691)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	56,000	(174)	(507)	(681)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	56,000	(175)	(438)	(613)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	426,700	(29)	9,989	9,960	111	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	212,300	23	4,793	4,816	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	456,560	(3,285)	1,003	(2,282)	44	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	1,031,690	704	2,955	3,659	155	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	258,700	7,230	7,675	14,905	54	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	168,200	2,140	5,623	7,763	0	(65)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	120,800	26	3,942	3,968	0	(47)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	20,500	(35)	(1,597)	(1,632)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	11,000	(11)	(866)	(877)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	41,000	(96)	(2,992)	(3,088)	0	(12)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027	337,420	(430)	7,225	6,795	193	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027	1,172,300	(2,877)	105,349	102,472	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	45,790	1,407	3,652	5,059	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	24,500	(123)	(759)	(882)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	12,600	(65)	(288)	(353)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	2,600	(6)	(5)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	33,150	2,389	(402)	1,987	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	33,200	(71)	(59)	(130)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,548	(1,416)	(3,908)	(5,324)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	36,150	824	51	875	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	14,300	(333)	(355)	(688)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	14,500	(337)	(375)	(712)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	21,900	(518)	(482)	(1,000)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	14,200	(339)	(492)	(831)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	75,380	1,212	(1,916)	(704)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029	50,700	(216)	6,775	6,559	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	27,740	(899)	(143)	(1,042)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	106,480	5,107	10,628	15,735	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	33,998	1,916	1,704	3,620	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	233,800	(4,293)	(141)	(4,434)	0	(120)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	12,600	(79)	(309)	(388)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	12,500	(78)	(270)	(348)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029	892,900	(350)	16,286	15,936	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	156,890	14,254	(1,599)	12,655	29	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	34,200	(120)	(444)	(564)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,400	(98)	(604)	(702)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	12,100	(34)	(120)	(154)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	140,470	2,384	3,308	5,692	23	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	6,900	(22)	110	88	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	140,650	4,757	(4,882)	(125)	17	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	30,940	(1,420)	(203)	(1,623)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	93,822	(6,926)	(11,508)	(18,434)	0	(59)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	65,600	(1,469)	(197)	(1,666)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031	13,400	(54)	2,124	2,070	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	16,700	(72)	2,669	2,597	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	10,800	(24)	(1,676)	(1,700)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	10,900	(19)	(1,661)	(1,680)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	8,000	(17)	(1,212)	(1,229)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	8,900	(23)	(1,256)	(1,279)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	2,700	(8)	(394)	(402)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032	18,800	(108)	3,319	3,211	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	14,500	77	1,717	1,794	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	24,400	95	2,875	2,970	16	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032	282,250	140	11,527	11,667	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	636,600	(15,389)	102,834	87,445	383	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	22,000	(304)	(1,252)	(1,556)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	22,000	(308)	(1,230)	(1,538)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	3,100	(26)	(94)	(120)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	255,860	29,654	(817)	28,837	217	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	18,800	(75)	(269)	(344)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	18,000	(79)	(342)	(421)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	17,600	(76)	(283)	(359)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	17,600	(60)	(456)	(516)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	33,400	(119)	(425)	(544)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	208,310	4,554	(2,707)	1,847	119	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	50,500	(204)	(585)	(789)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	472,330	(2,441)	(1,808)	(4,249)	261	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	77,455	955	2,876	3,831	69	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	8,300	(30)	148	118	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	9,500	(38)	179	141	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	27,800	(108)	604	496	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	14,000	(53)	355	302	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	28,100	(99)	945	846	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	27,000	(93)	1,251	1,158	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	13,100	(47)	774	727	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	13,100	(52)	752	700	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	11,200	(38)	687	649	0	(6)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		13,300	(46)	841	795	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		7,000	(25)	450	425	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		7,000	(25)	465	440	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		6,600	(23)	515	492	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		8,200	(30)	684	654	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		7,000	(29)	579	550	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		13,600	(57)	1,142	1,085	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		13,900	(63)	(825)	(888)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		14,200	(62)	(597)	(659)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		15,100	(63)	(539)	(602)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		120,910	(4,054)	4,314	260	0	(83)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		7,500	(32)	(202)	(234)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		14,200	(61)	(406)	(467)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		7,100	(31)	(139)	(170)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		7,100	(31)	(175)	(206)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		7,100	(32)	(99)	(131)	0	(131)
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051		6,800	(45)	(2,537)	(2,582)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051		61,800	(268)	(22,143)	(22,411)	0	(209)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		7,300	(75)	(2,681)	(2,756)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051		17,700	(185)	(6,669)	(6,854)	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		42,600	(18)	16,813	16,795	155	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		8,400	(112)	2,845	2,733	30	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		186,000	(1,621)	65,615	63,994	666	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	57,967	89,411	1,129	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		9,600	(88)	(523)	(611)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		3,600	(260)	(299)	(559)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		3,600	(262)	(305)	(567)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		5,600	(419)	(494)	(913)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		4,200	(24)	413	389	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		4,200	(22)	452	430	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		4,400	(23)	465	442	0	(19)
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	5,400	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		3,600	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		4,400	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		12,100	0	(1)	(1)	0	(1)
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		20,200	0	7	7	0	(2)
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		10,200	0	6	6	0	(1)
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		10,000	0	6	6	0	(1)
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		20,300	0	14	14	0	(2)
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		58,300	0	(47)	(47)	0	(7)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		29,400	0	(21)	(21)	0	(4)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		44,500	0	(23)	(23)	0	(6)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		112,800	0	(16)	(16)	0	(14)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		112,000	0	(5)	(5)	0	(14)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		110,900	0	(1)	(1)	0	(14)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		85,700	0	(4)	(4)	0	(10)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		19,800	0	3	3	0	(2)
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		91,600	0	12	12	0	(11)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		172,800	0	57	57	0	(20)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		43,000	0	24	24	0	(5)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		6,500	0	13	13	0	(1)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		3,300	0	7	7	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		3,300	0	8	8	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		1,700	0	9	9	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		7,300	0	39	39	0	(1)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		17,500	0	111	111	0	(2)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	325,400	(633)	861	228	0	(92)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/06/2024		160,600	(311)	411	100	0	(44)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/11/2024		68,100	(127)	176	49	0	(18)
Pay	3-Month EUR-EURIBOR	2.100	Annual	04/13/2024		101,500	(207)	280	73	0	(25)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/26/2024		67,300	(194)	371	177	0	(14)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024		63,200	(115)	293	178	0	(13)
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		67,400	(123)	312	189	0	(13)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/16/2024		146,700	(346)	514	168	0	(30)
Pay	3-Month EUR-EURIBOR	2.100	Annual	05/17/2024		63,500	(116)	190	74	0	(13)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028		19,400	(37)	(422)	(459)	72	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		16,100	(30)	(326)	(356)	60	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		10,300	(17)	(252)	(269)	41	0
Receive(6)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		11,200	(22)	(167)	(189)	0	(189)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		6,400	(26)	(357)	(383)	73	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		8,600	(33)	(431)	(464)	98	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		11,300	(43)	(486)	(529)	128	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		13,900	(52)	(575)	(627)	158	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		12,800	(46)	(435)	(481)	147	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		8,500	(28)	(312)	(340)	99	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	37,800	0	37	37	0	(2)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	30	30	0	(1)
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	114	114	0	(6)
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	77	77	0	(4)
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	47	47	0	(2)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	84	84	0	(4)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	86	86	0	(4)
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	86	86	0	(4)
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	103	103	0	(4)
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	36	36	0	(2)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	94	94	0	(5)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	39	39	0	(2)
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	41	41	0	(2)
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	51	51	0	(2)
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	68	68	0	(4)
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	74	74	0	(4)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	23	23	0	(1)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(345)	(259)	3	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(3,412)	(1,788)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		32,900	(48)	658	610	26	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024	EUR	2,300	0	61	61	1	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		19,700	(68)	(655)	(723)	0	(9)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		1,000	0	42	42	1	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		11,400	111	647	758	0	(3)
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		1,900	0	109	109	1	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	81	81	1	0
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		600	0	48	48	1	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		17,400	(41)	794	753	0	(54)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		16,300	(31)	810	779	0	(53)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		16,600	(39)	(620)	(659)	57	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		7,900	(16)	(296)	(312)	28	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		8,500	(18)	(287)	(305)	31	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		351,800	14,798	1,427	16,225	0	(1,258)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	351	391	11	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(996)	1,697	701	0	(435)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	702	665	0	(102)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		10,200	(48)	(673)	(721)	114	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		10,100	(40)	(577)	(617)	114	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		5,100	(22)	(356)	(378)	58	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		10,500	(45)	(761)	(806)	119	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		22,300	235	(1,403)	(1,168)	249	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	7,150	8,116	326	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	1,742	1,613	80	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	15,000	18,985	1,494	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	361,400	0	187	187	7	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		179,700	0	94	94	3	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		153,800	0	77	77	3	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		4,900	0	(20)	(20)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	1	(12)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	2	(28)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(25)	(14)	0	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(11)	(5)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(17)	(10)	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		43,300	0	46	46	1	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		64,100	0	30	30	1	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		9,700	0	(58)	(58)	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(31)	(48)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	(79)	(89)	0	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	38	28	0	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	(7)	(12)	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	3	3	0	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	(8)	(8)	0	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		160,600	(83)	(56)	(139)	0	(1)
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		286,900	0	(90)	(90)	0	(2)
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		379,400	0	(175)	(175)	0	(2)
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		191,300	0	(75)	(75)	0	(1)
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		96,800	0	(21)	(21)	0	(1)
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		576,000	0	(114)	(114)	0	(3)
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		98,600	0	(5)	(5)	0	(1)
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		196,800	0	(3)	(3)	0	(1)
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		39,400	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		99,500	0	2	2	0	(1)
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		98,400	0	4	4	0	(1)
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		162,600	(6)	(6)	(12)	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		31,400	129	(25)	104	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		130,100	534	(106)	428	2	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		32,100	0	(30)	(30)	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		75,700	0	(64)	(64)	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	(6)	(6)	(12)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	1	4	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	(72)	(116)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	27	49	0	0
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	148,700	(2,525)	2,237	(288)	68	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,097)	(1,103)	19	0
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(1,002)	(974)	18	0
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,708)	(1,870)	34	0
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,369)	(1,412)	25	0
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,336)	(2,406)	47	0

							$69,454	$397,985	$467,439	$8,348	$(4,744)

Total Swap Agreements							$67,876	$409,362	$477,238	$8,388	$(4,854)

(p)

Securities with an aggregate market value of $252,385 and cash of $13,782 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(q)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024	AUD	1,267		$839	$0	$(24)
	03/2024	CNH	113,115		15,694	0	(272)
BOA	01/2024	AUD	673		445	0	(14)
	01/2024	GBP	3,240		4,116	0	(15)
	01/2024	NOK	3,387		319	0	(15)
	01/2024		$1,669	GBP	1,320	13	0
	01/2024		62,025	JPY	9,152,961	2,931	0
	01/2024		488	MXN	8,351	2	(1)
	01/2024	ZAR	10,603		$552	0	(27)
	02/2024		$1,992	CNY	14,078	0	(3)
	03/2024	CNH	159,208		$21,981	0	(490)
	03/2024	IDR	55,718,161		3,544	0	(75)
	03/2024		$563	IDR	8,788,240	8	0
	03/2024		6,549	INR	547,963	13	0
	06/2024	KRW	3,175,239		$2,441	0	(35)
BPS	01/2024	AUD	2,243	EUR	1,351	0	(37)
	01/2024	CAD	16,279		$11,972	0	(315)
	01/2024	EUR	5,822		6,290	0	(139)
	01/2024	GBP	12,354		15,670	0	(77)
	01/2024	HUF	1,211,230		3,447	0	(44)
	01/2024	KRW	985,335		750	0	(11)
	01/2024	TWD	56,095		1,793	0	(44)
	01/2024		$700	BRL	3,440	8	0
	01/2024		3,788	EUR	3,426	0	(5)
	01/2024		4	HUF	1,298	0	0
	01/2024		1,850	IDR	28,614,630	9	0
	01/2024		1,530	JPY	217,800	15	0
	01/2024		10	KRW	13,158	0	0
	01/2024		1,634	ZAR	30,295	20	0
	02/2024	TWD	520,077		$16,348	0	(835)
	02/2024		$3,537	CNY	25,106	10	0
	03/2024	CNH	110,180		$15,309	0	(242)
	03/2024	TWD	283,477		8,998	0	(392)
	03/2024		$153	CNH	1,106	3	0
	03/2024		7,421	IDR	114,024,479	3	(19)
	03/2024		22,755	INR	1,903,326	37	0
	06/2024	KRW	12,263,516		$9,387	0	(173)
BRC	01/2024	EUR	456,481		502,029	0	(2,020)
	01/2024	KRW	2,196,910		1,700	1	0
	01/2024		$1,549	CLP	1,341,081	0	(28)
	01/2024		7,579	TRY	227,306	25	(1)
	01/2024		1,817	TWD	55,795	9	0
	01/2024		1,638	ZAR	30,502	27	0
	02/2024	TRY	374		$12	0	0
	02/2024		$11,197	TRY	341,421	16	(38)
	03/2024	TWD	55,170		$1,817	0	(10)
	03/2024		$1,199	IDR	18,645,983	12	0
	03/2024		9,603	TRY	302,817	7	(65)
	04/2024		28,525		919,169	0	(349)
	06/2024	KRW	12,627,054		$9,674	0	(169)
CBK	01/2024	HUF	558,613		1,595	0	(15)
	01/2024	IDR	25,457,087		1,654	0	0
	01/2024	MXN	1,092,171		61,424	0	(2,607)
	01/2024		$1,850	AUD	2,751	25	0
	01/2024		980	MXN	17,098	22	0
	01/2024		553	ZAR	10,187	3	0
	01/2024	ZAR	284,315		$14,961	0	(563)
	03/2024		$188,862	BRL	932,997	2,050	0
	03/2024		1,654	IDR	25,463,620	0	0
	03/2024		3,340	PEN	12,573	51	0
	06/2024	KRW	80,598		$62	0	0
DUB	01/2024		1,234,715		950	0	(4)
	03/2024	CNH	94,553		13,122	0	(224)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

03/2024	IDR	21,264	1	0	0
03/2024	$491	IDR	7,661,853	7	0
06/2024	KRW	13,650,944	$10,488	0	(154)
GLM	01/2024	CAD	166,312	122,414	3	(3,117)
01/2024	JPY	726,500	4,955	0	(201)
01/2024	$1,324	GBP	1,039	1	0
01/2024	33,384	JPY	4,889,587	1,316	0
01/2024	20,638	MXN	361,646	565	(1)
01/2024	5,636	TRY	172,075	75	0
01/2024	706	ZAR	13,189	14	0
01/2024	ZAR	17,871	$939	0	(37)
02/2024	BRL	242	50	0	0
02/2024	TRY	152	5	0	0
02/2024	$23,013	TRY	705,092	0	(179)
03/2024	CNH	49,267	$6,828	0	(126)
03/2024	$9,592	IDR	147,566,052	5	(13)
03/2024	3,497	TRY	109,921	0	(30)
JPM	01/2024	HUF	1,361,351	$3,889	0	(35)
01/2024	$1,850	IDR	28,465,950	0	(1)
01/2024	752	KRW	972,117	0	0
02/2024	TWD	31,171	$973	0	(57)
02/2024	$1,046	TRY	31,924	0	(3)
03/2024	IDR	169,995,472	$10,965	0	(75)
03/2024	TWD	1,246,482	40,091	0	(1,197)
03/2024	$5,669	IDR	87,520,742	15	0
03/2024	6,824	INR	570,479	8	0
06/2024	KRW	13,157,799	$10,153	0	(104)
MBC	01/2024	AUD	594	394	0	(11)
01/2024	EUR	21,916	23,947	0	(253)
01/2024	GBP	7,855	9,894	0	(119)
01/2024	HUF	818,914	2,327	0	(34)
01/2024	JPY	775,900	5,444	0	(62)
01/2024	$1,024	GBP	804	1	0
01/2024	450	ZAR	8,596	20	0
03/2024	CNH	1,099	$152	0	(4)
03/2024	$6,915	IDR	106,601,722	8	0
MYI	01/2024	HUF	1,105,513	$3,142	0	(44)
01/2024	TRY	719	24	0	0
01/2024	$23,584	JPY	3,476,893	1,091	0
01/2024	4,239	ZAR	77,882	13	0
02/2024	2,076	CNY	14,700	1	0
02/2024	24	TRY	741	0	0
03/2024	CNH	107,942	$14,968	0	(268)
03/2024	IDR	117,295,999	7,621	3	0
03/2024	$16,560	IDR	254,965,905	15	(16)
06/2024	KRW	7,985,992	$6,140	0	(86)
NGF	03/2024	TWD	240,790	7,661	0	(315)
RBC	04/2024	$27	MXN	470	1	0
SCX	01/2024	2,904	JPY	417,500	59	0
01/2024	ZAR	88,265	$4,653	0	(166)
03/2024	CNH	105,973	14,638	0	(320)
03/2024	IDR	27,403,640	1,746	0	(33)
03/2024	TWD	153,548	4,864	0	(222)
03/2024	$5,783	IDR	89,661,570	55	(15)
03/2024	14,851	INR	1,242,003	22	0
06/2024	KRW	6,511,738	$5,016	0	(60)
SOG	01/2024	$641	MXN	11,754	48	0
SSB	01/2024	GBP	440	$554	0	(7)
TOR	01/2024	$5,540	JPY	812,664	227	0
03/2024	CNH	51,251	$7,098	0	(135)
03/2024	IDR	24,232,678	1,535	0	(38)
UAG	01/2024	GBP	67,121	84,944	0	(615)
01/2024	MXN	51,495	2,909	0	(110)
01/2024	TRY	26,102	888	3	0
01/2024	ZAR	188,277	9,863	0	(416)
02/2024	$888	TRY	26,919	0	(5)

Total Forward Foreign Currency Contracts	$8,896	$(18,081)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	15,100	$2,422	$1,562
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	24,700	3,962	5,332
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	51,400	694	100
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	51,400	694	1,260
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	10,500	1,701	1,054

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	15,300	2,478	3,407
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	155,900	1,169	137
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	155,900	1,169	1,960
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	110,700	1,522	288
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	110,700	1,522	2,139
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	12,200	1,610	796
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	13,800	1,821	2,642
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	12,200	1,935	1,250
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	13,800	2,189	2,986
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	169,300	2,421	474
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	169,300	2,421	3,124

Total Purchased Options							$29,730	$28,511

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	4,200	$(18)	$(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	4,200	(18)	(8)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	7,400	(34)	(55)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	7,400	(34)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	14,700	(66)	(185)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	14,700	(66)	(4)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	14,300	(112)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	14,300	(112)	(229)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	14,200	(58)	(45)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	14,200	(58)	(41)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	9,700	(36)	(109)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	9,700	(36)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	6,000	(24)	(18)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	6,000	(24)	(18)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	22,000	(169)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	22,000	(169)	(326)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	28,600	(224)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	28,600	(224)	(459)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	36,900	(285)	(12)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	36,900	(285)	(552)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	8,100	(37)	(58)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	8,100	(37)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	7,800	(33)	(22)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	7,000	(31)	(90)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	7,800	(33)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	7,000	(31)	(2)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	57,200	(449)	(16)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	57,200	(449)	(912)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	27,500	(208)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	27,500	(208)	(425)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	14,300	(65)	(231)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	14,500	(74)	(153)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	14,500	(72)	(185)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	14,500	(74)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	14,500	(72)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	13,700	(58)	(46)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	13,700	(58)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	7,000	(29)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	7,000	(29)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	14,200	(57)	(40)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	14,200	(58)	(46)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	15,800	(36)	(55)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	15,800	(36)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	7,100	(32)	(112)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	7,100	(32)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	7,500	(37)	(39)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	7,500	(37)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	8,100	(33)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	8,100	(33)	(28)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	7,500	(32)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	7,500	(32)	(38)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	13,800	(50)	(218)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	13,800	(50)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	10,200	(41)	(79)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	10,200	(41)	(6)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	15,500	(73)	(278)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	15,500	(73)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	15,200	(74)	(86)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	7,400	(35)	(48)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	15,200	(74)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	7,400	(35)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	7,100	(32)	(112)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	7,100	(32)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	9,400	(40)	(25)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	9,400	(40)	(17)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	52,800	(407)	(18)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	52,800	(407)	(786)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	52,800	(403)	(18)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	52,800	(403)	(761)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	7,500	(37)	(38)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	7,500	(37)	(13)

$(6,938)	$(7,243)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap (2)	2.596%	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	$(1,365)	$(2,121)
Put - OTC 1-Year Interest Rate Floor(2)	3.018	1-Day USD-SOFR Compounded-OIS	07/24/2024	311,800	(1,244)	(13)
Put - OTC 1-Year Interest Rate Floor (2)	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	(1,365)	(314)
FAR	Call - OTC 2-Year Interest Rate Cap (2)	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	(1,427)
MYC	Call - OTC 2-Year Interest Rate Cap (2)	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(2,606)
NGF	Call - OTC 2-Year Interest Rate Cap (2)	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(3,828)
FAR	Put - OTC 2-Year Interest Rate Floor (2)	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(887)	(275)
MYC	Put - OTC 2-Year Interest Rate Floor (2)	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(737)
NGF	Put - OTC 2-Year Interest Rate Floor (2)	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(1,199)

$(15,877)	$(12,520)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	31,000	$(121)	$(351)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.094	02/06/2024	24,500	(98)	(198)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	99.227	02/06/2024	17,000	(93)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	17,000	(64)	(123)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.406	01/09/2024	22,000	(100)	(156)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	34,000	(187)	(151)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	34,000	(177)	(185)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.469	01/09/2024	28,000	(129)	(186)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	16,000	(41)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	27,500	(73)	(52)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	27,500	(46)	(49)

$(1,129)	$(1,474)

Total Written Options	$(23,944)	$(21,237)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.239%	EUR	100	$2	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.239%	$3,100	$(136)	$117	$0	$(19)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587	1,300	(140)	145	5	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	1,000	(48)	49	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	200	(18)	17	0	(1)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587	400	(29)	31	2	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.189	100	(17)	17	0	0
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769	2,300	(105)	121	16	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587	5,780	(700)	725	25	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.279	1,600	(28)	40	12	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.134	200	(2)	3	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.212	600	2	3	5	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	600	(22)	22	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.106	2,000	(32)	41	9	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587	400	(42)	44	2	0
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	400	(18)	15	0	(3)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.279	1,900	(30)	44	14	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.579	4,300	(145)	189	44	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	1,100	(40)	41	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	500	(45)	42	0	(3)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.349	3,700	517	(80)	437	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	2,200	(18)	37	19	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	600	(6)	9	3	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.313	3,500	(149)	162	13	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.587	400	(43)	45	2	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.214	1,100	(32)	36	4	0
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769	100	(5)	6	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	200	(8)	8	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.364	900	(7)	21	14	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.838	38,300	(2,372)	2,587	215	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	2,800	(123)	125	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.153	3,100	(276)	260	0	(16)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.173	1,700	(9)	23	14	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.252	200	(3)	6	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.438	2,900	8	39	47	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.563	1,300	(4)	23	19	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.782	900	(17)	25	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	3,700	(39)	60	21	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	28,400	(1,243)	1,065	0	(178)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	0.267	100	(16)	16	0	0

							$(5,440)	$6,179	$959	$(220)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	CMBX.NA.AAA.12 Index		0.500%	Monthly	08/17/2061	$1,300	$(9)	$4	$0	$(5)
GST	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	214,500	171	(1,608)	0	(1,437)
	CMBX.NA.AAA.15 Index		0.500	Monthly	11/18/2064	106,200	(1,021)	(460)	0	(1,481)
MEI	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	3,400	(25)	12	0	(13)
MYC	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	72,100	(253)	(26)	0	(279)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	187,700	205	(1,463)	0	(1,258)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064	12,400	(105)	(68)	0	(173)

$(1,037)	$(3,609)	$0	$(4,646)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.066% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$2,000	$1	$(5)	$0	$(4)

Total Swap Agreements	$(6,474)	$2,563	$959	$(4,870)

(r)

Securities with an aggregate market value of $26,988 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying security has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$287,218	$67,987	$355,205
Corporate Bonds & Notes
Banking & Finance	0	665,099	3,742	668,841
Industrials	0	500,599	1,150	501,749
Utilities	0	228,837	0	228,837
Convertible Bonds & Notes
Industrials	0	4,372	0	4,372
Municipal Bonds & Notes
Illinois	0	19	0	19
Puerto Rico	0	95	0	95
U.S. Government Agencies	0	6,110,218	0	6,110,218
U.S. Treasury Obligations	0	815,338	0	815,338
Non-Agency Mortgage-Backed Securities	0	2,214,314	16,085	2,230,399
Asset-Backed Securities	0	1,933,544	5,355	1,938,899
Sovereign Issues	0	302,381	0	302,381
Common Stocks
Communication Services	5,061	0	909	5,970
Consumer Discretionary	2	0	0	2
Financials	0	543	10,615	11,158
Health Care	0	0	16,308	16,308
Industrials	0	0	17,425	17,425
Utilities	0	0	162	162
Warrants
Financials	0	0	12	12
Preferred Securities
Financials	0	8,418	0	8,418
Real Estate Investment Trusts
Real Estate	81	0	0	81
Short-Term Instruments
Repurchase Agreements	0	496,100	0	496,100
Short-Term Notes	0	677	0	677
Hungary Treasury Bills	0	14,611	0	14,611

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

U.S. Treasury Bills				0		8,702		0	8,702

				$5,144		$13,591,085		$139,750	$13,735,979
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$121		$0		$0	$121

Total Investments				$5,265		$13,591,085		$139,750	$13,736,100

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(602,604)		$0	$(602,604)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				242		8,620		0	8,862
Over the counter				0		38,366		0	38,366

				$242		$46,986		$0	$47,228
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(50)		(5,175)		0	(5,225)
Over the counter				0		(44,188)		0	(44,188)

				$(50)		$(49,363)		$0	$(49,413)

Total Financial Derivative Instruments				$192		$(2,377)		$0	$(2,185)

Totals				$5,457		$12,986,104		$139,750	$13,131,311

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$84,071	$44,959	$(7,612)	$913	$1	$3,697	$0	$(58,042)	$67,987	$1,335
Corporate Bonds & Notes
Banking & Finance	705	0	(705)	0	0		3,742	0	3,742	0
Industrials	1,230	0	(69)	0	0	(11)	0	0	1,150	(11)
Non-Agency Mortgage-Backed Securities	0	14,545	(78)	0	4	216	1,398	0	16,085	163
Asset-Backed Securities	4,917	758	(764)	0	0	(409)	853	0	5,355	(468)
Sovereign Issues	5,227	0	(16,592)	(297)	(18,642)	54,429	0	(24,125)	0	0
Common Stocks
Communication Services	1,327	0	0	0	0	(418)	0	0	909	(418)
Financials	9,109	0	0	0	0	1,506	0	0	10,615	1,507
Health Care	0	13,285	0	0	0	3,023	0	0	16,308	3,023
Industrials	17,143	652	0	0	0	(370)	0	0	17,425	(369)
Utilities	0	42	0	0	0	120	0	0	162	121
Rights
Industrials	254	0	(374)	0	374	(254)	0	0	0	0
Warrants
Financials	281	0	(370)	0	370	(269)	0	0	12	1
Information Technology	74	0	(42)	0	0	(32)	0	0	0	0
Preferred Securities
Industrials	1,332	0	0	0	0	(1,332)	0	0	0	(1,332)

Totals	$125,670	$74,241	$(26,606)	$616	$(17,893)	$59,896	$5,993	$(82,167)	$139,750	$3,552

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$43,323	Comparable Companies			EBITDA Multiple		X	14.500	—
		24,664	Discounted Cash Flow			Discount Rate			8.800 - 11.480	9.093
Corporate Bonds & Notes
Banking & Finance		3,742	Expected Recovery			Recovery Rate			54.375	—
Industrials		1,150	Discounted Cash Flow			Discount Rate			6.020	—
Non-Agency Mortgage-Backed Securities		1,401	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
		14,684	Proxy Pricing			Base Price			100.000	—

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2023 (Unaudited)

Asset-Backed Securities	3,742	Discounted Cash Flow	Discount Rate		17.000	—
	854	Fair Valuation of Odd Lot Positions	Adjustment Factor		2.500	—
	759	Proxy Pricing	Base Price		100.000	—
Common Stocks
Communication Services	909	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Financials	10,615	Comparable Companies	EBITDA Multiple	X	4.000	—
Health care	16,308	Comparable Companies	EBITDA Multiple	X	14.500	—
Industrials	16,618	Comparable Companies/Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/Discount Rate	X/X /%	0.550/6.500/10.000	—
	807	Indicative Market Quotation	Broker Quote		$3.500 - 24.833	24.261
Utilities	162	Comparable Companies	EBITDA Multiple	X	5.860	—
Warrants
Financials	12	Option Pricing Model	Volatility		40.000	—

Total	$139,750

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration Opportunities Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
IRB Holding Corp. 8.456% due 12/15/2027		$195	$195
MPH Acquisition Holdings LLC 9.900% due 09/01/2028		196	189

Total Loan Participations and Assignments (Cost $389)			384

CORPORATE BONDS & NOTES 26.3%
BANKING & FINANCE 16.2%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	185
American Assets Trust LP 3.375% due 02/01/2031		200	163
American Tower Corp. 2.300% due 09/15/2031		200	165
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6	5
Barclays PLC
3.375% due 04/02/2025 •	EUR	100	110
4.972% due 05/16/2029 •		$700	688
BNP Paribas SA
1.904% due 09/30/2028 •		300	267
2.871% due 04/19/2032 •		200	169
7.000% due 08/16/2028 •(e)(f)		300	295
Brixmor Operating Partnership LP 2.250% due 04/01/2028		200	178
Brookfield Finance, Inc. 4.000% due 04/01/2024		13	13
Corebridge Financial, Inc. 3.900% due 04/05/2032		200	181
Credit Suisse AG 3.700% due 02/21/2025		250	245
Credit Suisse AG AT1 Claim 0.000% due 12/31/2060		500	60
Crown Castle, Inc. 3.100% due 11/15/2029		200	179
Deutsche Bank AG
0.898% due 05/28/2024 (g)		200	196
1.625% due 01/20/2027	EUR	200	208
1.750% due 11/19/2030 •		200	192
3.729% due 01/14/2032 •(g)		$200	168
Equinix, Inc. 3.900% due 04/15/2032		200	186
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	100	109
2.748% due 06/14/2024	GBP	100	126
3.375% due 11/13/2025		$300	287
4.535% due 03/06/2025	GBP	100	126
4.675% due 12/01/2024 •	EUR	100	111
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		$300	288
5.798% due 08/10/2026		400	404
HSBC Holdings PLC
2.871% due 11/22/2032 •		300	249
4.292% due 09/12/2026 •		300	294
4.583% due 06/19/2029 •		100	97
5.210% due 08/11/2028 •		200	200
ING Groep NV
2.727% due 04/01/2032 •		400	343
4.017% due 03/28/2028 •		200	194
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(e)(f)	EUR	200	227
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200	188
2.963% due 01/25/2033 •		200	171
6.070% due 10/22/2027		200	206
Kennedy-Wilson, Inc. 4.750% due 02/01/2030		200	162
Lazard Group LLC 4.500% due 09/19/2028		800	779

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

LeasePlan Corp. NV 2.875% due 10/24/2024		200	196
Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	192
4.716% due 08/11/2026 •		200	198
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		200	183
National Health Investors, Inc. 3.000% due 02/01/2031		200	160
Nationwide Building Society 4.302% due 03/08/2029 •		300	288
NatWest Group PLC 4.800% due 04/05/2026		500	496
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		200	184
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		950	894
Societe Generale SA
1.488% due 12/14/2026 •		300	276
4.677% due 06/15/2027		300	297
Standard Chartered PLC 2.819% due 01/30/2026 •		300	290
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		200	165
UBS Group AG
4.550% due 04/17/2026		500	494
6.537% due 08/12/2033 •		250	267
Wells Fargo & Co.
3.000% due 04/22/2026		300	287
3.526% due 03/24/2028 •		400	382

			13,663

INDUSTRIALS 8.7%
Air Canada 4.625% due 08/15/2029	CAD	200	140
American Airlines Pass-Through Trust
3.250% due 04/15/2030		$67	59
3.375% due 11/01/2028		173	158
American Airlines, Inc.
5.500% due 04/20/2026		167	166
5.750% due 04/20/2029		100	98
Amgen, Inc. 2.450% due 02/21/2030		200	177
Bio-Rad Laboratories, Inc. 3.300% due 03/15/2027		200	190
Boeing Co. 1.950% due 02/01/2024		200	199
Broadcom, Inc.
3.137% due 11/15/2035		3	2
4.926% due 05/15/2037		3	3
Centene Corp. 3.000% due 10/15/2030		200	173
Charter Communications Operating LLC 3.500% due 06/01/2041		200	142
Cloud Software Group, Inc. 6.500% due 03/31/2029		200	191
Constellation Brands, Inc. 4.750% due 05/09/2032		300	299
Coty, Inc.
3.875% due 04/15/2026	EUR	100	110
4.750% due 01/15/2029		$200	191
5.000% due 04/15/2026		300	295
Expedia Group, Inc. 6.250% due 05/01/2025		44	44
FactSet Research Systems, Inc. 3.450% due 03/01/2032		200	179
Frontier Communications Holdings LLC 8.750% due 05/15/2030		200	206
Grifols SA 3.875% due 10/15/2028	EUR	200	202
Haleon U.S. Capital LLC 3.375% due 03/24/2027		$250	241
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	87
3.750% due 05/01/2029		200	186
Humana, Inc. 4.875% due 04/01/2030		200	203
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	100	107
Marriott International, Inc. 2.850% due 04/15/2031		$200	173
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		200	177
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	135	163

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

MPH Acquisition Holdings LLC 5.500% due 09/01/2028		$100	90
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		500	482
4.810% due 09/17/2030		200	187
Petroleos Mexicanos 6.700% due 02/16/2032		199	165
Prosus NV 2.085% due 01/19/2030	EUR	200	185
Sands China Ltd. 3.100% due 03/08/2029		$200	175
Studio City Finance Ltd. 5.000% due 01/15/2029		100	84
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	190
TEGNA, Inc. 4.625% due 03/15/2028		200	187
United Airlines Pass-Through Trust 5.875% due 04/15/2029		129	131
United Airlines, Inc.
4.375% due 04/15/2026		100	98
4.625% due 04/15/2029		300	281
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	100	112
Wynn Macau Ltd. 5.500% due 01/15/2026		$400	391

			7,319

UTILITIES 1.4%
Boston Gas Co. 3.757% due 03/16/2032		100	89
Dominion Energy, Inc. 3.375% due 04/01/2030		200	184
Georgia Power Co. 4.700% due 05/15/2032		300	299
Pacific Gas & Electric Co.
3.250% due 06/01/2031		200	174
4.400% due 03/01/2032		200	185
Southern California Gas Co. 2.950% due 04/15/2027		200	190
Verizon Communications, Inc. 3.875% due 03/01/2052		100	81

			1,202

Total Corporate Bonds & Notes (Cost $23,579)			22,184

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029		200	177

Total Municipal Bonds & Notes (Cost $200)			177

U.S. GOVERNMENT AGENCIES 45.1%
Fannie Mae
5.563% due 03/25/2034 •		2	2
6.352% due 04/25/2032 •		3	3
Uniform Mortgage-Backed Security 4.000% due 04/01/2048		425	410
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2054		100	85
3.000% due 01/01/2054		2,100	1,858
3.500% due 02/01/2054		6,000	5,511
4.000% due 02/01/2054		1,200	1,136
4.500% due 02/01/2054		1,900	1,843
5.000% due 01/01/2054 - 02/01/2054		23,600	23,354
5.500% due 02/01/2054		1,700	1,708
6.000% due 02/01/2054		2,100	2,132

Total U.S. Government Agencies (Cost $37,391)			38,042

U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2032		1,906	1,742
1.125% due 01/15/2033		1,756	1,662
1.375% due 07/15/2033		1,621	1,573

Total U.S. Treasury Obligations (Cost $4,978)			4,977

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		99	71

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

Banc of America Funding Trust 4.934% due 06/20/2032 «~		13	12
Bear Stearns Adjustable Rate Mortgage Trust 5.453% due 02/25/2034 ~		17	16
Bear Stearns ALT-A Trust 3.971% due 05/25/2036 ~		495	243
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		289	205
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.858% due 07/25/2033 «~		2	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		205	126
EMF-NL Prime BV 4.785% due 04/17/2041 •	EUR	18	19
GSR Mortgage Loan Trust
4.240% due 06/25/2034 ~		$11	10
5.750% due 01/25/2037		9	5
HarborView Mortgage Loan Trust 4.082% due 06/19/2036 ~		105	46
MASTR Adjustable Rate Mortgages Trust 5.155% due 05/25/2034 «~		26	24
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.336% due 08/15/2032 •		39	36
Residential Accredit Loans, Inc. Trust 6.175% due 09/25/2037 ~		351	241
Residential Asset Securitization Trust 6.000% due 07/25/2037		194	78
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •	GBP	145	185
Structured Asset Mortgage Investments Trust 5.970% due 07/19/2035 •		$14	13
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	428	546
WaMu Mortgage Pass-Through Certificates Trust
3.444% due 03/25/2037 ~		$314	259
6.412% due 08/25/2042 •		8	7

Total Non-Agency Mortgage-Backed Securities (Cost $2,687)			2,144

ASSET-BACKED SECURITIES 23.2%
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		305	304
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.940% due 11/25/2035 •		174	169
6.490% due 09/25/2034 •		136	133
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •		218	218
Apidos CLO 6.594% due 07/17/2030 •		428	427
AREIT LLC 7.600% due 06/17/2039 •		500	503
Ares CLO Ltd. 6.525% due 01/15/2029 •		148	148
Aurium CLO DAC 4.695% due 01/16/2031 •	EUR	299	327
Bear Stearns Asset-Backed Securities Trust
5.700% due 02/25/2037 •		$600	561
6.100% due 02/25/2036 •		258	257
Blackrock European CLO DAC 4.585% due 10/15/2031 ~	EUR	491	534
Cairn CLO DAC 4.552% due 04/30/2031 •		473	516
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		$397	393
Countrywide Asset-Backed Certificates Trust
5.670% due 06/25/2047 •		363	325
6.210% due 08/25/2047 •		106	102
Crestline Denali CLO Ltd. 6.707% due 04/20/2030 •		447	447
CSAB Mortgage-Backed Trust 5.610% due 11/25/2036 •		871	141
Elevation CLO Ltd. 6.590% due 10/25/2030 •		217	217
Fremont Home Loan Trust 5.610% due 01/25/2037 •		498	245
FS Rialto Issuer LLC 7.238% due 01/19/2039 •		500	492
Halseypoint CLO Ltd. 6.777% due 07/20/2031 •		802	801
Harvest CLO DAC 4.815% due 01/15/2032 •	EUR	500	545
HSI Asset Securitization Corp. Trust 6.250% due 01/25/2036 •		$400	330
IXIS Real Estate Capital Trust 5.930% due 01/25/2037 •		109	39

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

Jubilee CLO DAC
4.575% due 04/15/2030 ~	EUR	472	518
4.615% due 04/15/2031 •		500	544
KKR CLO Ltd. 6.790% due 10/15/2030 •		$299	299
LCM LP 6.528% due 07/19/2027 •		122	122
Magnetite Ltd. 6.521% due 11/15/2028 •		325	326
Marathon CLO Ltd. 6.805% due 04/15/2029 •		69	69
Marble Point CLO Ltd. 6.695% due 10/15/2030 •		347	348
Morgan Stanley ABS Capital, Inc. Trust
5.770% due 09/25/2036 •		651	231
6.010% due 12/25/2034 •		231	208
Mountain View CLO LLC 6.695% due 01/16/2031 •		433	433
OSD CLO Ltd. 6.534% due 04/17/2031 •		620	617
PFP Ltd. 6.476% due 08/09/2037 •		140	140
Rad CLO Ltd. 6.780% due 07/24/2032 •		700	700
Residential Asset Securities Corp. Trust
5.990% due 07/25/2036 •		1,110	999
6.070% due 02/25/2036 •		442	436
Saxon Asset Securities Trust 5.780% due 09/25/2037 •		223	210
SG Mortgage Securities Trust 5.680% due 10/25/2036 •		700	499
Sierra Madre Funding Ltd. 5.874% due 09/07/2039 •		700	494
Sound Point CLO Ltd. 6.620% due 07/25/2030 ~		287	286
Soundview Home Loan Trust 5.670% due 06/25/2037 •		498	351
Stratus CLO Ltd. 6.577% due 12/28/2029 •		211	210
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •		500	499
TCW CLO Ltd. 6.610% due 04/25/2031 •		257	257
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~		500	490
Venture CLO Ltd.
6.697% due 04/20/2029 •		62	62
6.727% due 07/20/2030 •		630	629
6.812% due 07/30/2032 •		300	299
VMC Finance LLC 6.573% due 06/16/2036 •		92	91
WaMu Asset-Backed Certificates WaMu Trust 5.695% due 05/25/2037 •		295	274
Wellfleet CLO Ltd. 6.847% due 07/20/2032 •		814	811

Total Asset-Backed Securities (Cost $20,030)			19,626

SOVEREIGN ISSUES 3.8%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (b)	BRL	1,700	350
0.000% due 07/01/2024 (b)		7,100	1,391
Mexico Government International Bond 5.400% due 02/09/2028		$200	205
Peru Government International Bond 5.940% due 02/12/2029	PEN	300	81
Provincia de Buenos Aires 129.126% due 04/12/2025	ARS	380	0
Romania Government International Bond 1.750% due 07/13/2030	EUR	200	179
South Africa Government International Bond 4.850% due 09/30/2029		$400	376
Turkey Government International Bond 6.350% due 08/10/2024		600	604

Total Sovereign Issues (Cost $3,260)			3,186

		SHARES
PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
AGFC Capital Trust 7.405% (US0003M + 1.750%) due 01/15/2067 ~		100,000	51

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

Nationwide Building Society 10.250% due 12/31/2049 ~(e)		250	41

Total Preferred Securities (Cost $106)			92

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.8%
COMMERCIAL PAPER 2.4%
Arrow Electronics, Inc.
5.850% due 01/04/2024		$250	250
5.900% due 01/22/2024		500	498
Constellation Energy Generation LLC 5.750% due 02/12/2024		250	248
Global Payments, Inc. 6.030% due 01/17/2024		250	249
Quanta Storage, Inc. 5.900% due 01/16/2024		250	249
Southern California Edison Co.
5.730% due 01/16/2024		250	250
5.730% due 01/17/2024		250	249

			1,993

REPURCHASE AGREEMENTS (h) 25.6%			21,587

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	782	1

HUNGARY TREASURY BILLS 1.3%
10.900% due 01/04/2024 (b)(c)	HUF	381,000	1,098

JAPAN TREASURY BILLS 2.6%
(0.177)% due 03/11/2024 (b)(c)	JPY	310,000	2,199

U.S. TREASURY BILLS 2.9%
5.399% due 01/04/2024 - 03/14/2024 (a)(b)(k)		$2,434	2,415

Total Short-Term Instruments (Cost $29,213)			29,293

Total Investments in Securities (Cost $121,833)			120,105

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		16,051	156

Total Short-Term Instruments (Cost $157)			156

Total Investments in Affiliates (Cost $157)			156

Total Investments 142.5% (Cost $121,990)			$120,261
Financial Derivative Instruments (i)(j) (0.5)%(Cost or Premiums, net $(783))			(430)
Other Assets and Liabilities, net (42.0)%			(35,437)

Net Assets 100.0%			$84,394

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	05/25/2021	$200	$196	0.23%
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	201	168	0.20

$401	$364	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.420%	12/29/2023	01/02/2024	$21,100	U.S. Treasury Bonds 2.000% due 11/15/2041	$(21,506)	$21,100	$21,113
FICC	2.600	12/29/2023	01/02/2024	487	U.S. Treasury Notes 4.875% due 11/30/2025	(497)	487	487

Total Repurchase Agreements	$(22,003)	$21,587	$21,600

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2054	$4,400	$(3,460)	$(3,601)

Total Short Sales (4.3)%	$(3,460)	$(3,601)

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2024	3	$(395)	$(7)	$2	$0
Euro-Bund March Futures	03/2024	21	(3,181)	(96)	33	0
Euro-Schatz March Futures	03/2024	7	(823)	(5)	1	(1)
U.S. Treasury 2-Year Note March Futures	03/2024	18	(3,706)	(37)	0	(2)
U.S. Treasury 5-Year Note March Futures	03/2024	21	(2,284)	(49)	0	(2)
U.S. Treasury 10-Year Note March Futures	03/2024	91	(10,273)	(302)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	48	(5,665)	(44)	4	0
U.S. Treasury Long-Term Bond March Futures	03/2024	12	(1,499)	(111)	2	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

U.S. Treasury Ultra Long-Term Bond March Futures				03/2024	12		(1,603)	(140)		6	0

Total Futures Contracts								$(791)		$48	$(5)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.550%		$300	$59	$(33)	$26	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.400		100	0	0	0	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750		100	(1)	2	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.444		300	(1)	6	5	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.207	EUR	300	1	2	3	0	0

							$58	$(23)	$35	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index		1.000%	Quarterly	12/20/2026		$368	$(13)	$11	$(2)	$0	$0
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		200	(10)	4	(6)	0	0
iTraxx Crossover 40 5-Year Index		5.000	Quarterly	12/20/2028	EUR	500	20	25	45	2	0

							$(3)	$40	$37	$2	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	300	$(8)	$(22)	$(30)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		$600	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		700	(2)	(7)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.622	Semi-Annual	03/20/2025		3,300	1	(167)	(166)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	0.640	Semi-Annual	02/18/2026		4,100	(2)	(320)	(322)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		2,000	(32)	(143)	(175)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	10/27/2028		1,500	(17)	(113)	(130)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		400	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		2,430	18	441	459	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		1,960	(22)	(242)	(264)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,300	57	8	65	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		800	(3)	31	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		200	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		100	0	6	6	0	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		200	(1)	16	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		200	(1)	17	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		100	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		200	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	0	(3)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	(1)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	227	832	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		100	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		700	37	146	183	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		500	165	(23)	142	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	(15)	82	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		300	17	71	88	1	0
Pay	1-Year BRL-CDI	11.755	Maturity	01/02/2025	BRL	9,000	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	11.821	Maturity	01/02/2025		9,000	0	(3)	(3)	0	(1)
Pay	1-Year BRL-CDI	9.628	Maturity	01/02/2026		13,000	0	0	0	0	(2)
Pay	1-Year BRL-CDI	11.075	Maturity	01/04/2027		7,200	0	8	8	0	(1)
Pay	1-Year BRL-CDI	11.900	Maturity	01/04/2027		4,700	0	30	30	0	(1)
Pay	3-Month EUR-EURIBOR	2.250	Annual	04/28/2024	EUR	400	(1)	2	1	0	0
Pay	3-Month EUR-EURIBOR	2.250	Annual	05/03/2024		400	(1)	2	1	0	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	3,800	(29)	55	26	2	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	EUR	2,400	(24)	150	126	0	(27)
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027	PLN	8,300	0	(188)	(188)	4	0
Receive	6-Month PLN-WIBOR	7.015	Annual	10/11/2027		5,500	0	(126)	(126)	2	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		4,300	0	(104)	(104)	2	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	9,400	(31)	13	(18)	3	0

							$805	$(280)	$525	$35	$(38)

Total Swap Agreements							$860	$(263)	$597	$37	$(38)

Cash of $1,817 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2024		COP	390,686		$102		$2		$0
		01/2024		GBP	40		51		0		0
		01/2024		HUF	72,431		196		0		(12)
		01/2024		PLN	122		29		0		(2)
		01/2024			$383		AUD	579	12		0
		01/2024			97		COP	390,686	4		0
		01/2024			45		HUF	15,682	0		0
		01/2024			739		JPY	109,083	35		0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	63	PLN	264	4	0
02/2024	6	CNY	43	0	0
03/2024	101	COP	390,686	0	(1)
03/2024	7	INR	604	0	0
BPS	01/2024	GBP	153	$194	0	(1)
01/2024	HUF	3,159	9	0	0
01/2024	$92	AUD	139	3	0
01/2024	2	HUF	891	0	0
01/2024	747	JPY	110,000	33	0
02/2024	8	CNY	58	0	0
03/2024	25	INR	2,097	0	0
BRC	01/2024	23	TRY	694	0	0
02/2024	77	2,363	0	0
03/2024	148	4,641	0	(1)
04/2024	165	5,342	0	(2)
BSH	01/2024	BRL	7,000	$1,404	0	(37)
CBK	01/2024	MXN	11	1	0	0
01/2024	PLN	177	44	0	(1)
01/2024	$1,745	BRL	8,495	4	0
01/2024	34	HUF	11,781	0	0
01/2024	132	PLN	556	9	0
02/2024	688	BRL	3,529	37	0
03/2024	PEN	543	$144	0	(2)
04/2024	BRL	8,581	1,745	0	(7)
DUB	01/2024	$16	PLN	61	0	0
GLM	01/2024	PLN	148	$35	0	(3)
01/2024	$948	BRL	4,600	0	(1)
01/2024	2	MXN	27	0	0
02/2024	BRL	6	$1	0	0
03/2024	$29	TRY	900	0	0
07/2024	BRL	4,900	$989	0	(2)
JPM	01/2024	8,272	1,703	9	(9)
01/2024	HUF	23,884	68	0	(1)
01/2024	PLN	6,365	1,455	0	(162)
01/2024	$452	BRL	2,200	1	0
01/2024	14	PLN	60	2	0
02/2024	64	TRY	1,959	0	0
03/2024	89	CNH	640	2	0
03/2024	7	INR	629	0	0
04/2024	1,403	BRL	6,841	0	(6)
07/2024	BRL	2,200	$443	0	(2)
MBC	01/2024	CAD	117	86	0	(2)
01/2024	EUR	5,829	6,409	0	(28)
01/2024	HUF	163	0	0	0
03/2024	$125	TRY	3,895	0	0
MYI	01/2024	HUF	1,056	$3	0	0
01/2024	PLN	384	96	0	(2)
01/2024	$35	PLN	145	2	0
02/2024	6	CNY	44	0	0
03/2024	JPY	310,000	$2,131	0	(91)
SCX	03/2024	$16	INR	1,368	0	0
SSB	01/2024	125	CLP	110,769	0	0
TOR	01/2024	HUF	4,109	$11	0	(1)
UAG	01/2024	GBP	831	1,052	0	(8)
01/2024	PLN	126	29	0	(3)
01/2024	$169	MXN	2,985	6	0
01/2024	4	PLN	15	0	0

Total Forward Foreign Currency Contracts	$165	$(387)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494%	01/08/2024	$100	$0	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	100	0	(1)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	100	0	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	100	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	100	0	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	200	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	100	(1)	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	100	(1)	0

$(15)	$(17)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	$	200	$(1)	$(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.469	01/09/2024	200	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	100	0	0

$(4)	$(6)

Total Written Options	$(19)	$(23)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.279%	$300	$(5)	$7	$2	$0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.279	100	(2)	3	1	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.313	700	(31)	33	2	0
MYI	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.400	200	1	0	1	0

$(37)	$43	$6	$0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.7-1 Index «	(0.090)%	Monthly	08/25/2037	$51	$31	$(27)	$4	$0
GST	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	152	93	(79)	14	0
MYC	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	253	156	(133)	23	0

$280	$(239)	$41	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$6,937	$(1,821)	$1,547	$0	$(274)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	21	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	200	(5)	5	0	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/18/2059	200	(6)	6	0	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/18/2059	400	(14)	14	0	0

$(1,867)	$1,593	$0	$(274)

Total Swap Agreements	$(1,624)	$1,397	$47	$(274)

(k)

Securities with an aggregate market value of $260 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$384	$0	$384
Corporate Bonds & Notes
Banking & Finance	0	13,663	0	13,663
Industrials	0	7,319	0	7,319
Utilities	0	1,202	0	1,202
Municipal Bonds & Notes
California	0	177	0	177
U.S. Government Agencies	0	38,042	0	38,042
U.S. Treasury Obligations	0	4,977	0	4,977
Non-Agency Mortgage-Backed Securities	0	2,106	38	2,144
Asset-Backed Securities	0	19,626	0	19,626
Sovereign Issues	0	3,186	0	3,186
Preferred Securities
Financials	0	92	0	92
Short-Term Instruments
Commercial Paper	0	1,993	0	1,993
Repurchase Agreements	0	21,587	0	21,587
Short-Term Notes	0	1	0	1
Hungary Treasury Bills	0	1,098	0	1,098
Japan Treasury Bills	0	2,199	0	2,199
U.S. Treasury Bills	0	2,415	0	2,415

$0	$120,067	$38	$120,105
Investments in Affiliates, at Value
Short-Term Instruments

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2023 (Unaudited)

Central Funds Used for Cash Management Purposes	$156	$0	$0	$156

Total Investments	$156	$120,067	$38	$120,261

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,601)	$0	$(3,601)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$36	$49	$0	$85
Over the counter	0	171	41	212

	$36	$220	$41	$297
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1)	$(42)	$0	$(43)
Over the counter	0	(410)	(274)	(684)

	$(1)	$(452)	$(274)	$(727)

Total Financial Derivative Instruments	$35	$(232)	$(233)	$(430)

Totals	$191	$116,234	$(195)	$116,230

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Moderate Duration Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.3% ¤
CORPORATE BONDS & NOTES 19.0%
BANKING & FINANCE 10.6%
Ally Financial, Inc. 5.800% due 05/01/2025		$1,200	$1,202
American Tower Corp. 5.800% due 11/15/2028		4,300	4,471
Aviation Capital Group LLC 4.125% due 08/01/2025		3,300	3,205
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		956	848
Banco Santander SA
6.607% due 11/07/2028		2,400	2,557
6.938% due 11/07/2033		2,000	2,222
Bank of America Corp.
4.916% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	3,300	3,660
5.819% due 09/15/2029		$2,400	2,479
Barclays PLC 6.490% due 09/13/2029		4,300	4,481
CaixaBank SA 6.684% due 09/13/2027		2,400	2,462
Cape Lookout Re Ltd. 10.677% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		1,200	1,188
Citizens Bank NA 5.284% due 01/26/2026		800	774
Credit Agricole SA 6.316% due 10/03/2029		800	839
Credit Suisse AG 4.750% due 08/09/2024		3,500	3,480
Crown Castle, Inc. 2.900% due 03/15/2027		3,700	3,463
Danske Bank AS 3.773% due 03/28/2025 •		3,500	3,482
Deutsche Bank AG 3.961% due 11/26/2025 •		5,000	4,919
East Lane Re Ltd. 14.582% due 03/31/2026		1,000	1,005
EPR Properties 4.500% due 06/01/2027		200	189
Equinix, Inc. 1.550% due 03/15/2028		3,700	3,249
Ford Motor Credit Co. LLC 6.800% due 05/12/2028		2,600	2,717
Freedom Mortgage Corp. 12.000% due 10/01/2028		1,400	1,530
GA Global Funding Trust 1.950% due 09/15/2028		3,800	3,251
GLP Capital LP 5.250% due 06/01/2025		2,600	2,593
Goldman Sachs Group, Inc. 6.811% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,711
HSBC Holdings PLC
6.254% due 03/09/2034 •		500	532
7.390% due 11/03/2028 •		3,900	4,182
Hudson Pacific Properties LP 4.650% due 04/01/2029		200	162
JPMorgan Chase & Co. 3.960% due 01/29/2027		458	448
KBC Group NV 6.324% due 09/21/2034		1,400	1,481
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	50	34
5.750% (BBSW3M + 1.400%) due 03/07/2025 ~		4,400	3,003
Mitsubishi UFJ Financial Group, Inc. 1.640% due 10/13/2027 •		$4,000	3,644
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		3,700	3,376
Morgan Stanley 4.210% due 04/20/2028 •		3,600	3,520
NatWest Group PLC 3.073% due 05/22/2028 •		200	186
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,800	3,419
6.282% (US0003M + 0.640%) due 03/08/2024 ~		4,300	4,298

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Nomura Holdings, Inc. 1.851% due 07/16/2025		4,100	3,884
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		336	335
Regency Centers LP 3.700% due 06/15/2030		3,700	3,443
RGA Global Funding 2.000% due 11/30/2026		3,900	3,570
Sanders Re Ltd. 17.092% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		2,600	2,048
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		400	414
Societe Generale SA 1.792% due 06/09/2027 •		3,700	3,370
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		3,500	3,313
2.472% due 01/14/2029		4,000	3,563
Sun Communities Operating LP 2.300% due 11/01/2028		3,900	3,415
Synchrony Bank 5.400% due 08/22/2025		4,000	3,942
Tesco Property Finance PLC 5.661% due 10/13/2041	GBP	1,316	1,692
UBS AG 5.650% due 09/11/2028		$300	311
UBS Group AG
3.869% due 01/12/2029 •		3,500	3,303
4.488% due 05/12/2026 •		3,800	3,745
6.327% due 12/22/2027		1,000	1,031
6.442% due 08/11/2028 •		6,600	6,858
Ursa Re Ltd. 10.832% due 12/07/2026		1,100	1,100
Wells Fargo & Co. 3.526% due 03/24/2028 •		3,500	3,341
Weyerhaeuser Co. 4.750% due 05/15/2026		2,300	2,290

			145,230

INDUSTRIALS 5.4%
American Airlines Pass-Through Trust 3.375% due 11/01/2028		230	211
Amgen, Inc. 5.250% due 03/02/2033		3,800	3,897
Bayer U.S. Finance LLC 4.250% due 12/15/2025		4,100	3,997
Berry Global, Inc. 1.570% due 01/15/2026		3,600	3,346
Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,171
3.137% due 11/15/2035		4,331	3,558
3.187% due 11/15/2036		175	142
3.419% due 04/15/2033		3,759	3,303
4.926% due 05/15/2037		425	412
Centene Corp. 2.625% due 08/01/2031		100	83
CGI, Inc. 1.450% due 09/14/2026		3,800	3,448
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		804	787
Daimler Truck Finance North America LLC 6.167% (SOFRRATE + 0.750%) due 12/13/2024 ~		4,000	3,999
Expedia Group, Inc. 6.250% due 05/01/2025		1,362	1,376
Global Payments, Inc. 2.900% due 05/15/2030		3,500	3,081
Hyundai Capital America 6.539% due 08/04/2025		3,500	3,499
Imperial Brands Finance PLC
3.125% due 07/26/2024		3,600	3,542
6.125% due 07/27/2027		3,500	3,596
National Fuel Gas Co. 5.500% due 10/01/2026		600	601
Oracle Corp. 2.875% due 03/25/2031 (e)		1,600	1,418
Quanta Services, Inc. 0.950% due 10/01/2024		3,800	3,664
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025		2,600	2,433
Renesas Electronics Corp.
1.543% due 11/26/2024		4,000	3,851
2.170% due 11/25/2026		3,900	3,562
Sabine Pass Liquefaction LLC 4.200% due 03/15/2028		700	686
Southern Co. 1.750% due 03/15/2028		3,700	3,293

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Suntory Holdings Ltd. 2.250% due 10/16/2024	4,300	4,187
T-Mobile USA, Inc. 5.050% due 07/15/2033	3,900	3,932
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	2,100	2,032

		73,107

UTILITIES 3.0%
AEP Texas, Inc. 3.950% due 06/01/2028	1,800	1,734
AES Corp. 5.450% due 06/01/2028	1,250	1,272
Dominion Energy, Inc. 2.250% due 08/15/2031	4,000	3,316
Duke Energy Florida LLC 2.400% due 12/15/2031	4,000	3,378
Enel Finance International NV
1.375% due 07/12/2026	4,000	3,645
4.625% due 06/15/2027	3,500	3,465
Entergy Corp. 1.900% due 06/15/2028	3,600	3,191
Eversource Energy 5.450% due 03/01/2028	1,500	1,542
Exelon Corp. 2.750% due 03/15/2027	4,000	3,770
Pacific Gas & Electric Co.
3.150% due 01/01/2026	1,400	1,343
3.500% due 06/15/2025	3,000	2,909
6.400% due 06/15/2033	5,900	6,214
Sigeco Securitization LLC 5.172% due 05/15/2043	1,900	1,864
Southern California Edison Co.
4.900% due 06/01/2026	1,200	1,206
5.875% due 12/01/2053	1,800	1,939

		40,788

Total Corporate Bonds & Notes (Cost $269,382)		259,125

U.S. GOVERNMENT AGENCIES 22.2%
Fannie Mae
2.242% due 01/25/2031 ~(a)	20,454	1,628
3.950% due 02/01/2037 •	2	2
4.564% due 02/01/2035 •	2	2
4.640% due 05/01/2037 •	4	4
4.758% due 03/01/2034 •	3	3
4.793% due 12/25/2042 ~	57	54
5.000% due 01/01/2027 •	1	1
5.434% due 06/01/2036 •	5	5
5.456% due 05/01/2038 •	488	502
5.692% due 07/25/2037 •	78	76
5.739% due 06/01/2035 •	183	188
5.815% due 10/01/2037 •	1	1
6.129% due 10/01/2044 •	8	8
6.500% due 03/01/2029 - 06/25/2044	9,175	9,403
7.000% due 09/01/2031	1	1
7.500% due 07/25/2041	2	2
Freddie Mac
0.800% due 10/28/2026	14,800	13,446
4.000% due 10/01/2047	107	103
4.500% due 11/01/2029 - 07/01/2033	656	651
5.000% due 10/01/2033	18	18
5.500% due 12/01/2033 - 07/01/2038	118	124
5.704% due 05/01/2037 •	6	6
5.953% due 10/15/2040 ~	795	781
6.000% due 02/01/2033 - 11/01/2037	49	51
6.039% due 05/01/2035 •	5	5
6.053% due 12/15/2037 •	35	35
6.500% due 10/01/2036 - 07/25/2043	11	11
7.000% due 01/01/2033	2	2
8.500% due 04/15/2025	3	3
Ginnie Mae
3.250% due 11/20/2034 •	1	1
3.500% due 10/15/2047	481	445
3.625% due 03/20/2028 - 07/20/2034 •	24	23
3.875% due 06/20/2032 •	0	1
4.000% due 06/20/2048	1,565	1,502
4.500% due 08/20/2048 - 12/20/2053	11,474	11,206
5.000% due 11/20/2049	286	288
5.283% due 06/20/2067 •	1,177	1,180
5.750% due 08/20/2037	14	14
5.889% due 04/20/2065 •	693	688
6.037% due 08/20/2065 •	1,991	1,976
6.500% due 01/20/2034 - 08/20/2034	6	6

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

7.000% due 07/15/2031 - 12/15/2032	5	6
Ginnie Mae, TBA
3.000% due 02/01/2054	30,500	27,638
4.000% due 02/01/2054	39,000	37,276
5.000% due 01/01/2054	4,300	4,270
Tennessee Valley Authority 3.875% due 03/15/2028	6,500	6,475
U.S. Small Business Administration
4.750% due 07/01/2025	254	251
Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 05/01/2053	30,004	27,553
4.000% due 03/01/2029 - 04/01/2053	16,524	15,677
4.500% due 11/01/2024 - 01/01/2053	2,067	2,006
5.000% due 07/01/2029 - 06/01/2053	34,837	34,505
5.500% due 01/01/2025 - 12/01/2053	24,103	24,274
6.000% due 12/01/2028 - 10/01/2040	150	157
7.500% due 01/01/2031 - 08/01/2032	1	2
8.000% due 08/01/2031	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 03/01/2054	4,100	3,636
3.500% due 02/01/2054	5,000	4,592
4.000% due 02/01/2054	25,800	24,426
4.500% due 02/01/2054	12,700	12,320
5.500% due 02/01/2054	15,700	15,771
6.500% due 02/01/2054	17,800	18,240

Total U.S. Government Agencies (Cost $302,777)		303,522

U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Bonds
1.375% due 11/15/2040	32,000	21,246
1.875% due 02/15/2041	4,000	2,878
3.250% due 05/15/2042	24,800	21,770
3.375% due 08/15/2042	78,200	69,761
4.000% due 11/15/2042	4,900	4,764
4.375% due 08/15/2043	32,700	33,390
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2032	15,095	13,266
0.250% due 01/15/2025	3,247	3,153
0.625% due 07/15/2032	18,319	16,747
1.125% due 01/15/2033	20,255	19,175
U.S. Treasury Notes
1.750% due 06/30/2024 (i)(k)	9,000	8,850

Total U.S. Treasury Obligations (Cost $224,719)		215,000

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
Adjustable Rate Mortgage Trust 4.543% due 10/25/2035 ~	7	6
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	2,763	2,350
AREIT LLC 7.470% due 02/17/2028	2,500	2,503
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032	4,000	3,117
Banc of America Funding Trust
4.772% due 05/25/2035 ~	848	785
5.490% due 02/20/2036 ~	40	37
5.712% due 05/20/2035 «•	55	53
Banc of America Mortgage Trust 4.167% due 02/25/2034 «~	14	13
BANK 3.071% due 08/15/2061	3,000	2,823
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	3	2
4.746% due 07/25/2034 ~	12	11
4.924% due 01/25/2035 ~	11	10
5.308% due 04/25/2033 «~	2	2
5.453% due 02/25/2034 ~	11	10
5.793% due 10/25/2036 «~	63	58
6.340% due 02/25/2033 «~	2	2
Bear Stearns ALT-A Trust
4.488% due 05/25/2035 ~	364	345
4.730% due 09/25/2035 ~	171	101
4.795% due 10/25/2035 ~	740	624
Chase Mortgage Finance Trust
4.114% due 03/25/2037 ~	223	207
5.301% due 02/25/2037 ~	48	46
Citigroup Mortgage Loan Trust
4.318% due 03/25/2034 ~	12	11
7.198% due 09/25/2035 •	390	389
CitiMortgage Alternative Loan Trust 6.000% due 12/25/2036 •	894	724
Countrywide Alternative Loan Trust
6.010% due 08/25/2035 •	1,940	992
6.012% due 12/25/2035 •	21	17

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
4.241% due 03/25/2034 «~		271	247
4.765% due 11/25/2034 ~		151	137
5.003% due 02/20/2035 ~		36	36
6.050% due 04/25/2035 «~		21	19
Credit Suisse First Boston Mortgage Securities Corp. 6.050% due 03/25/2032 ~		6	5
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.870% due 06/25/2037 •		3,106	2,640
Eurohome U.K. Mortgages PLC 5.490% due 06/15/2044 •	GBP	417	524
Eurosail PLC 5.489% due 03/13/2045 •		576	729
Extended Stay America Trust 6.556% due 07/15/2038 ~		$3,734	3,702
GS Mortgage Securities Corp. Trust
6.361% due 11/15/2036 •		3,000	2,953
8.762% due 08/15/2039 ~		3,500	3,529
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~		3,213	2,653
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		3,691	3,160
GSR Mortgage Loan Trust
4.836% due 09/25/2035 ~		165	155
5.778% due 09/25/2035 ~		7	7
IndyMac Adjustable Rate Mortgage Trust 5.686% due 01/25/2032 «~		11	10
IndyMac INDX Mortgage Loan Trust 5.970% due 02/25/2037 ~		4,641	2,893
InTown Mortgage Trust 7.851% due 08/15/2039 •		3,400	3,417
JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		3,500	3,130
6.526% due 02/15/2035 •		2,646	2,628
6.591% due 11/15/2038 •		4,000	3,935
6.859% due 12/15/2031 •		1,460	1,194
JP Morgan Mortgage Trust 4.710% due 02/25/2034 «~		8	7
Legacy Mortgage Asset Trust 5.882% due 10/25/2059 þ		2,418	2,417
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		79	59
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.336% due 08/15/2032 •		21	20
Morgan Stanley Mortgage Loan Trust 7.035% due 06/25/2036 ~		34	33
MortgageIT Mortgage Loan Trust 6.030% due 10/25/2035 •		108	105
Natixis Commercial Mortgage Securities Trust 7.185% due 03/15/2035 •		3,194	3,169
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •		4,000	3,701
OBX Trust 3.000% due 01/25/2052 ~		3,489	2,992
One New York Plaza Trust 6.426% due 01/15/2036 •		3,000	2,860
Prime Mortgage Trust 5.870% due 02/25/2034 •		14	13
Residential Funding Mortgage Securities, Inc. Trust
4.721% due 09/25/2035 ~		215	161
5.091% due 09/25/2035 ~		136	91
Resloc U.K. PLC 5.499% due 12/15/2043 •	GBP	693	854
Ripon Mortgages PLC 5.920% due 08/28/2056 •		5,813	7,387
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~		$4,200	3,940
Structured Adjustable Rate Mortgage Loan Trust
3.943% due 02/25/2037 ~		917	635
6.168% due 07/25/2034 ~		49	47
Structured Asset Mortgage Investments Trust
5.870% due 08/25/2036 •		25	27
5.970% due 07/19/2035 •		137	131
6.310% due 10/19/2033 •		10	9
6.320% due 05/25/2047 •		4,036	3,256
Towd Point Mortgage Funding
6.365% due 10/20/2051 •	GBP	2,423	3,092
6.570% due 05/20/2045 •		5,324	6,797
6.571% due 07/20/2045 ~		3,486	4,456
UWM Mortgage Trust
2.500% due 11/25/2051 ~		$3,448	2,836
3.000% due 01/25/2052 ~		3,536	3,028
Verus Securitization Trust 5.811% due 05/25/2068 þ		708	708
WaMu Mortgage Pass-Through Certificates Trust
3.787% due 02/25/2037 ~		643	585

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

4.339% due 12/25/2036 ~		692	601
6.050% due 10/25/2045 •		82	78
Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037		1,592	1,445
Wells Fargo Commercial Mortgage Trust 3.749% due 06/15/2036 ~		3,500	3,059

Total Non-Agency Mortgage-Backed Securities (Cost $117,423)			111,540

ASSET-BACKED SECURITIES 15.5%
Arbor Realty Commercial Real Estate Notes Ltd. 6.826% due 11/15/2036 •		4,500	4,455
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,726
5.780% due 04/20/2028		2,600	2,636
6.020% due 02/20/2030		5,300	5,470
BDS Ltd. 7.156% due 03/19/2039 •		3,500	3,485
BMW Canada Auto Trust 5.430% due 01/20/2026	CAD	1,121	845
BPCRE Ltd. 7.758% due 01/16/2037 •		$3,600	3,602
BSPDF Issuer Ltd. 6.676% due 10/15/2036 ~		3,957	3,833
Capital One Multi-Asset Execution Trust 6.056% due 07/15/2027 •		3,500	3,507
Catamaran CLO Ltd. 6.774% due 04/22/2030 •		3,173	3,173
Citibank Credit Card Issuance Trust
6.084% due 08/07/2027 •		1,800	1,807
6.091% due 04/22/2026 •		1,700	1,702
Citigroup Mortgage Loan Trust 5.790% due 12/25/2036 •		297	166
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 6.415% due 10/25/2034 •		1,313	1,262
Citizens Auto Receivables Trust
5.830% due 02/15/2028		3,600	3,653
5.840% due 01/18/2028		5,100	5,175
CLNC Ltd. 6.720% due 08/20/2035 •		2	2
College Avenue Student Loans LLC 6.987% due 06/25/2054		4,687	4,708
Countrywide Asset-Backed Certificates Trust
5.610% due 06/25/2035 •		256	225
5.750% due 03/25/2037 •		111	106
5.990% due 12/25/2036 •		678	632
6.070% due 06/25/2036 •		1,061	1,052
Discover Card Execution Note Trust 6.076% due 12/15/2026 •		3,500	3,506
DLLMT LLC 5.780% due 11/20/2025		1,700	1,701
Ent Auto Receivables Trust 6.240% due 01/16/2029		2,400	2,447
Enterprise Fleet Financing LLC 4.380% due 07/20/2029		2,681	2,653
First Franklin Mortgage Loan Trust 5.780% due 10/25/2036 •		5,800	4,595
Flagship Credit Auto Trust 4.030% due 12/15/2026		3,500	3,468
Ford Auto Securitization Trust 6.027% due 07/15/2028 «	CAD	3,300	2,536
Ford Credit Auto Owner Trust 6.058% due 03/15/2026 •		$3,290	3,297
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •		3,700	3,610
Fremont Home Loan Trust
6.010% due 02/25/2036 •		1,000	852
6.260% due 12/25/2029 «•		22	20
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		637	635
4.590% due 05/15/2026		1,108	1,104
GM Financial Automobile Leasing Trust 6.158% due 10/20/2025		2,526	2,531
GM Financial Consumer Automobile Receivables Trust 5.100% due 05/18/2026		1,956	1,952
GM Financial Revolving Receivables Trust 5.120% due 04/11/2035		2,600	2,647
GMF Canada Leasing Trust Asset-Backed Notes 5.458% due 04/21/2025	CAD	1,240	943
GMF Floorplan Owner Revolving Trust 5.340% due 06/15/2030		$5,100	5,218
GPMT Ltd. 6.821% due 12/15/2036 •		3,900	3,754
GSAMP Trust
6.055% due 01/25/2036 •		122	125
6.220% due 01/25/2034 •		1,546	1,480

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

7.120% due 10/25/2034 «~		15	14
HERA Commercial Mortgage Ltd. 6.523% due 02/18/2038 •		3,266	3,182
Honda Auto Receivables Owner Trust 4.930% due 11/15/2027		3,000	3,016
HPEFS Equipment Trust 3.150% due 09/20/2029		772	770
Hyundai Auto Lease Securitization Trust
4.340% due 01/15/2025		698	696
5.800% due 12/15/2026		2,400	2,430
5.840% due 09/15/2027		1,000	1,018
Hyundai Auto Receivables Trust 5.190% due 12/15/2025		2,829	2,825
JP Morgan Mortgage Acquisition Trust 5.730% due 06/25/2037 •		520	519
LAD Auto Receivables Trust 6.120% due 09/15/2027		3,500	3,531
Lendmark Funding Trust 1.900% due 11/20/2031		3,800	3,422
Man GLG Euro CLO DAC 4.615% due 12/15/2031 •	EUR	2,770	3,023
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$4,000	3,644
Master Credit Card Trust 6.188% due 01/21/2027		2,400	2,410
MASTR Specialized Loan Trust
5.990% due 02/25/2036 •		203	195
5.990% due 06/25/2046 •		250	240
6.210% due 01/25/2037 •		237	97
MF1 LLC 7.506% due 06/19/2037 •		3,500	3,496
MF1 Ltd.
6.553% due 10/16/2036 •		3,768	3,710
6.573% due 07/16/2036 •		3,377	3,329
MF1 Multifamily Housing Mortgage Loan Trust 6.326% due 07/15/2036 •		738	735
Morgan Stanley ABS Capital, Inc. Trust 6.400% due 11/25/2034 •		236	231
Morgan Stanley Capital, Inc. Trust 5.830% due 03/25/2036 •		31	24
Nissan Auto Lease Trust 5.610% due 11/15/2027		3,150	3,183
Octane Receivables Trust 5.880% due 06/20/2031		3,789	3,798
Ownit Mortgage Loan Trust 6.370% due 10/25/2036 •		3,018	2,865
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.270% due 12/25/2034 •		1,316	1,297
PFP Ltd. 7.636% due 08/19/2035 •		3,400	3,418
Ready Capital Mortgage Financing LLC 6.987% due 01/25/2037 •		3,112	3,119
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	251
Residential Asset Mortgage Products Trust
5.910% due 12/25/2035 •		325	296
6.010% due 02/25/2036 ~		980	936
Residential Asset Securities Corp. Trust
5.710% due 10/25/2036 •		1,121	1,085
6.085% due 03/25/2036 •		3,900	3,669
Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		1,745	1,746
6.310% due 07/15/2027		3,600	3,614
Saranac CLO Ltd. 6.859% due 11/20/2029 ~		451	452
SFS Auto Receivables Securitization Trust 5.890% due 03/22/2027		1,355	1,357
Soundview Home Loan Trust 6.145% due 06/25/2035 •		257	251
Starwood Commercial Mortgage Trust 6.556% due 07/15/2038 ~		1,100	1,088
Starwood Mortgage Trust 6.688% due 11/15/2038 •		3,800	3,692
Stonepeak ABS 2.301% due 02/28/2033		2,226	2,048
Structured Asset Investment Loan Trust 6.370% due 05/25/2035 •		1,493	1,455
Structured Asset Securities Corp. Mortgage Loan Trust
5.890% due 02/25/2037 •		855	824
6.475% due 11/25/2035 •		500	492
Sunrun Demeter Issuer 2.270% due 01/30/2057		3,496	2,964
Tesla Auto Lease Trust 6.220% due 03/22/2027		5,000	5,089
TIAA CLO Ltd. 6.805% due 01/16/2031 •		3,141	3,142

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Towd Point HE Trust 0.918% due 02/25/2063 ~		948	902
Venture CLO Ltd.
6.715% due 07/15/2031 •		4,333	4,333
6.727% due 07/20/2030 •		3,149	3,147
Veros Auto Receivables Trust 7.120% due 11/15/2028		1,521	1,527
Volkswagen Auto Lease Trust 5.800% due 04/20/2028		3,400	3,454
Wellfleet CLO Ltd. 6.567% due 04/20/2029 •		639	639

Total Asset-Backed Securities (Cost $212,360)			211,986

SOVEREIGN ISSUES 3.8%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (c)	BRL	109,900	21,530
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$1,600	1,599
Israel Government International Bond 2.750% due 07/03/2030		4,100	3,631
Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	58,364	3,035
3.000% due 12/03/2026 (d)		5,509	301
4.000% due 11/30/2028 (d)		22,994	1,324
6.338% due 05/04/2053		$1,400	1,429
Peru Government International Bond 5.940% due 02/12/2029	PEN	100	27
Provincia de Buenos Aires 129.126% due 04/12/2025	ARS	4,288	3
Romania Government International Bond
2.000% due 01/28/2032 (g)	EUR	4,000	3,427
3.624% due 05/26/2030		3,400	3,458
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	219,000	12,533

Total Sovereign Issues (Cost $54,481)			52,297

SHORT-TERM INSTRUMENTS 39.9%
COMMERCIAL PAPER 2.4%
Cigna Corp. 5.650% due 01/16/2024		$1,100	1,097
Constellation Energy Generation LLC 5.750% due 02/12/2024		1,500	1,489
ERAC USA Finance LLC 5.600% due 01/08/2024		1,600	1,598
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		3,900	3,896
5.700% due 01/16/2024		2,000	1,994
Intercontinental Exchange, Inc. 5.600% due 01/03/2024		2,300	2,298
Kinder Morgan, Inc. 5.700% due 01/22/2024		4,800	4,781
L3Harris Technologies, Inc. 5.800% due 01/16/2024		5,500	5,485
Southern California Edison Co.
5.730% due 01/16/2024		2,400	2,393
5.800% due 01/02/2024		2,900	2,898
VW Credit, Inc.
5.640% due 01/03/2024		3,800	3,797
5.700% due 01/04/2024		1,450	1,449

			33,175

REPURCHASE AGREEMENTS (f) 37.4%			510,240

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	8,068	8

U.S. TREASURY BILLS 0.1%
5.429% due 01/11/2024 - 02/29/2024 (b)(c)		$690	687

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $544,132)		544,110

Total Investments in Securities (Cost $1,725,274)		1,697,580

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short Asset Portfolio	2,301,427	22,315
PIMCO Short-Term Floating NAV Portfolio III	10,114	98

Total Short-Term Instruments (Cost $23,016)		22,413

Total Investments in Affiliates (Cost $23,016)		22,413

Total Investments 125.9% (Cost $1,748,290)		$1,719,993
Financial Derivative Instruments (h)(j) (0.0)%(Cost or Premiums, net $2,420)		(168)
Other Assets and Liabilities, net (25.9)%		(353,801)

Net Assets 100.0%		$1,366,024

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Oracle Corp.	2.875%	03/25/2031	06/22/2023	$1,374	$1,418	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.460%	01/02/2024	01/03/2024	$100	U.S. Treasury Notes 3.875% due 04/30/2025	$(103)	$100	$100
BRC	5.600	12/29/2023	01/02/2024	100	Freddie Mac 7.000% due 01/01/2054	(103)	100	100
5.640	12/29/2023	01/02/2024	230,400	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024	(234,954)	230,400	230,544
DEU	5.420	12/29/2023	01/02/2024	9,900	U.S. Treasury Bonds 2.375% due 11/15/2049	(10,087)	9,900	9,906
5.480	01/02/2024	01/03/2024	235,800	U.S. Treasury Bonds 2.375% due 05/15/2051	(240,543)	235,800	235,800
FICC	2.600	12/29/2023	01/02/2024	3,940	U.S. Treasury Notes 0.375% due 11/30/2025	(4,019)	3,940	3,941
RCY	5.450	12/29/2023	01/02/2024	30,000	U.S. Treasury Notes 2.875% due 05/15/2032	(30,637)	30,000	30,018

Total Repurchase Agreements	$(520,446)	$510,240	$510,409

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	3.500%	09/28/2023	TBD(3)	EUR	(442)	$(492)

Total Reverse Repurchase Agreements	$(492)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2054	$43,300	$(35,499)	$(36,890)

Total Short Sales (2.7)%	$(35,499)	$(36,890)

(g)	Securities with an aggregate market value of $514 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(695) at a weighted average interest rate of 1.398%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	371	$87,781	$(1,877)	$5	$0
Canada Government 10-Year Bond March Futures	03/2024	134	12,558	402	3	0
U.S. Treasury 2-Year Note March Futures	03/2024	766	157,730	1,646	96	0
U.S. Treasury 5-Year Note March Futures	03/2024	2,014	219,070	4,991	173	0
U.S. Treasury 10-Year Note March Futures	03/2024	1,822	205,687	6,780	0	0

$11,942	$277	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Schatz March Futures	03/2024	754	$(88,686)	$(515)	$54	$(37)
Japan Government 10-Year Bond March Futures	03/2024	43	(44,741)	(360)	104	(67)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	1,581	(186,583)	(7,876)	148	0
U.S. Treasury Long-Term Bond March Futures	03/2024	105	(13,118)	(951)	20	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	366	(48,895)	(4,456)	194	0

$(14,158)	$520	$(104)

Total Futures Contracts	$(2,216)	$797	$(104)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2027	0.478%	$3,500	$(149)	$209	$60	$1	$0
General Electric Co.	1.000	Quarterly	06/20/2024	0.145	1,200	(2)	7	5	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.181	600	(10)	15	5	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286	2,700	23	23	46	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.315	3,200	43	20	63	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919	550	105	(42)	63	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	1,010	127	23	150	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.650	200	(4)	7	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.700	2,200	1	27	28	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739	500	(1)	7	6	0	0

$133	$296	$429	$2	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	2,460,000	$107	$(180)	$(73)	$0	$(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	85,900	9	21	30	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038	150,000	0	51	51	3	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	83	84	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	29	33	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		2,329,000	658	1,336	1,994	76	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		148,000	0	99	99	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		1,080,000	14	1,098	1,112	80	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		$3,100	(22)	(36)	(58)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		7,800	(54)	(88)	(142)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		11,800	(77)	(152)	(229)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		12,100	(42)	(969)	(1,011)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(1,602)	(1,698)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		7,300	(38)	(226)	(264)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		5,200	(11)	(9)	(20)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		5,700	(42)	73	31	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		3,000	(11)	(39)	(50)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		5,500	(19)	(117)	(136)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		5,400	(20)	(30)	(50)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		600	(2)	(7)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		8,200	(37)	(167)	(204)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		2,700	(10)	50	40	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		1,400	(6)	27	21	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		3,200	(12)	69	57	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		4,300	(16)	109	93	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,700	(6)	66	60	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,700	(7)	99	92	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		2,300	(8)	107	99	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		1,700	(6)	100	94	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		3,000	(12)	172	160	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		2,400	(8)	151	143	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		1,500	(5)	117	112	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		2,100	(9)	176	167	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		1,100	(5)	(29)	(34)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		3,400	(15)	(97)	(112)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		16,900	0	2,573	2,573	52	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	2,523	7,890	104	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		2,200	(14)	14	0	0	(9)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	54,600	(704)	1,073	369	28	0
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	104,200	(1,357)	1,155	(202)	48	0
Receive(5)	CAONREPO Index	3.500	Semi-Annual	06/01/2032		12,700	(56)	(291)	(347)	0	(16)
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033		3,900	(23)	(144)	(167)	0	(4)

							$3,410	$7,194	$10,604	$416	$(59)

Total Swap Agreements							$3,543	$7,490	$11,033	$418	$(60)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

(i)

Securities with an aggregate market value of $3,739 and cash of $21,194 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024		$1,754	AUD	2,648	$51	$0
	03/2024	CNH	7,386		$1,025	0	(18)
BOA	01/2024	GBP	808		1,027	0	(4)
	01/2024		$6,248	JPY	922,021	295	0
	01/2024		383	NOK	4,069	18	0
	01/2024		261	TRY	7,724	0	0
	03/2024	CNH	10,395		$1,435	0	(32)
BPS	01/2024	CHF	5,396		6,283	0	(136)
	01/2024	GBP	3,082		3,909	0	(19)
	01/2024	ZAR	84,968		4,583	0	(55)
	02/2024	TWD	61,107		1,922	0	(96)
	03/2024	CNH	7,194		1,000	0	(16)
BRC	01/2024		$334	TRY	9,886	0	0
CBK	01/2024	BRL	13,964		$2,868	0	(7)
	01/2024	MXN	45,943		2,572	0	(122)
	01/2024		$1,003	AUD	1,467	0	(3)
	01/2024		2,936	CAD	3,918	21	0
	01/2024		3,348	PLN	13,308	33	0
	01/2024	ZAR	78,047		$4,115	0	(146)
	04/2024		$2,868	BRL	14,105	12	0
DUB	03/2024	CNH	4,947		$687	0	(12)
GLM	01/2024	CAD	17,197		12,655	0	(325)
	01/2024	MXN	2,571		148	0	(2)
	01/2024		$2,748	BRL	13,972	128	0
	01/2024		1,189	MXN	20,859	34	0
	03/2024	CNH	3,217		$446	0	(8)
	07/2024	BRL	109,900		21,887	0	(340)
JPM	01/2024		$591	TRY	17,556	0	0
	02/2024		2,788	INR	232,894	4	0
	03/2024		1,998	TWD	62,111	60	0
MBC	01/2024	EUR	23,519		$25,859	0	(111)
	01/2024	JPY	173,800		1,219	0	(14)
	01/2024		$824	AUD	1,242	23	0
	01/2024		3,663	EUR	3,336	21	0
	02/2024		680	TRY	20,679	0	(3)
MYI	01/2024		2,376	JPY	350,244	110	0
	01/2024		628	ZAR	11,536	2	0
	03/2024	CNH	7,048		$977	0	(18)
	03/2024		$2,795	IDR	43,016,991	0	(1)
RBC	04/2024		2	MXN	30	0	0
SCX	01/2024		116	TRY	3,437	0	0
	01/2024	ZAR	36,335		$1,915	0	(68)
	03/2024	CNH	6,919		956	0	(21)
	03/2024	THB	399		12	0	0
	03/2024	TWD	103,625		3,359	0	(73)
TOR	01/2024		$3,926	JPY	575,979	161	0
	03/2024	CNH	3,346		$463	0	(9)
UAG	01/2024	GBP	16,745		21,192	0	(154)
	01/2024		$666	AUD	1,004	18	0
	01/2024		2,122	NOK	22,637	106	0
	01/2024	ZAR	42,567		$2,230	0	(94)

Total Forward Foreign Currency Contracts						$1,097	$(1,907)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	1,500	$(6)	$(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	1,500	(6)	(3)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	1,900	(8)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	1,900	(8)	(6)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	2,200	(9)	(28)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	2,200	(10)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	10,600	(83)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	10,600	(83)	(169)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	1,600	(8)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	1,600	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	1,800	(8)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	1,800	(8)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	1,400	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	1,400	(6)	(5)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	600	(3)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	600	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	1,600	(8)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	1,600	(8)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,500	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,500	(6)	(5)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	3,400	(16)	(61)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	3,400	(16)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	1,400	(7)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	2,000	(9)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	1,400	(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	2,000	(9)	0

							$(355)	$(367)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		$99.227	02/06/2024		700	$(4)	$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		101.227	02/06/2024		700	(2)	(5)

							$(6)	$(6)

Total Written Options							$(361)	$(373)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	0.313%	$2,700	$(113)	$123	$10	$0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	2,700	(153)	155	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	3,000	(267)	251	0	(16)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	5,100	(229)	197	0	(32)

Total Swap Agreements							$(762)	$726	$12	$(48)

(k)

Securities with an aggregate market value of $1,188 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$145,230	$0		$145,230
Industrials				0		73,107	0		73,107
Utilities				0		40,788	0		40,788
U.S. Government Agencies				0		303,522	0		303,522
U.S. Treasury Obligations				0		215,000	0		215,000
Non-Agency Mortgage-Backed Securities				0		111,127	413		111,540
Asset-Backed Securities				0		209,416	2,570		211,986
Sovereign Issues				0		52,297	0		52,297
Short-Term Instruments
Commercial Paper				0		33,175	0		33,175
Repurchase Agreements				0		510,240	0		510,240
Short-Term Notes				0		8	0		8
U.S. Treasury Bills				0		687	0		687

				$0		$1,694,597	$2,983		$1,697,580
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$22,413		$0	$0		$22,413

Total Investments				$22,413		$1,694,597	$2,983		$1,719,993

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(36,890)	$0		$(36,890)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				161		1,054	0		1,215
Over the counter				0		1,109	0		1,109

				$161		$2,163	$0		$2,324
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(104)		(60)	0		(164)
Over the counter				0		(2,328)	0		(2,328)

				$(104)		$(2,388)	$0		$(2,492)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Total Financial Derivative Instruments	$57	$(225)	$0	$(168)

Totals	$22,470	$1,657,482	$2,983	$1,682,935

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 223.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	$630	$561

Total Loan Participations and Assignments (Cost $623)		561

CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
5.735% (TSFR3M + 0.350%) due 03/22/2038 ~	1,253	1,159
5.946% (US0003M + 0.300%) due 03/22/2037 ~	231	210
5.946% (US0003M + 0.300%) due 09/22/2037 ~	2,425	2,061
6.026% (US0003M + 0.380%) due 09/23/2035 ~	74	74
6.226% (US0003M + 0.580%) due 03/23/2035 ~	4,000	3,500

		7,004

INDUSTRIALS 0.0%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025	1,600	1,574
Times Square Hotel Trust 8.528% due 08/01/2026	1,275	1,273

		2,847

UTILITIES 0.1%
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038	600	569
4.451% due 12/01/2049	12,000	10,860

		11,429

Total Corporate Bonds & Notes (Cost $21,460)		21,280

U.S. GOVERNMENT AGENCIES 155.6%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(e)	12,142	9,012
0.000% due 01/25/2033 - 03/25/2047 •	32,711	26,209
0.000% due 11/25/2041 - 05/25/2051 ~	8,176	4,545
0.000% due 06/25/2043 - 02/25/2052 •(a)	768,040	10,834
0.000% due 07/25/2044 - 02/25/2062 ~(a)	169,737	8,135
0.108% due 01/25/2041 •	2,618	2,520
0.148% due 06/25/2044 •(a)	3,004	273
0.200% due 02/25/2043 •(a)	3,571	24
0.206% due 08/25/2033 •	395	362
0.270% due 01/25/2044 ~(a)	1,133	9
0.498% due 10/25/2043 - 01/25/2050 •(a)	13,220	1,915
0.508% due 12/25/2036 •(a)	306	22
0.548% due 05/25/2046 - 11/25/2049 •(a)	61,768	7,860
0.548% due 09/25/2046 - 05/25/2049 ~(a)	17,339	2,002
0.568% due 09/25/2049 •(a)	4,260	461
0.598% due 10/25/2042 - 07/25/2059 •(a)	46,929	6,167
0.598% due 02/25/2047 - 06/25/2049 ~(a)	17,116	2,062
0.621% due 10/25/2046 ~(a)	5,757	120
0.648% due 06/25/2037 - 07/25/2050 •(a)	56,637	7,103
0.648% due 03/25/2043 ~(a)	1,278	156
0.698% due 09/25/2041 - 01/25/2049 •(a)	21,111	2,601
0.698% due 11/25/2042 ~(a)	1,170	82
0.748% due 11/25/2044 - 05/25/2048 •(a)	22,765	2,997
0.748% due 11/25/2047 ~(a)	3,547	509
0.748% due 05/25/2048 •	5,939	4,861
0.757% due 06/25/2048 ~	2,088	306
0.798% due 08/25/2041 - 02/25/2043 •(a)	15,264	1,339
0.978% due 03/25/2042 ~(a)	870	128
0.998% due 09/25/2037 •(a)	1,708	90
1.148% due 09/25/2040 - 09/25/2042 •(a)	4,491	599
1.198% due 05/25/2036 •(a)	749	91
1.248% due 10/25/2026 - 08/25/2040 •(a)	500	10
1.298% due 09/25/2039 •(a)	58	7
1.348% due 12/25/2032 - 11/25/2036 •(a)	1,672	175
1.448% due 04/25/2038 •(a)	318	34
1.500% due 08/25/2037 «(a)	386,217	21,016
1.500% due 11/25/2037 (a)	123,930	7,021

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

1.648% due 10/25/2034 •(a)	605	36
1.756% due 03/25/2040 ~	76	71
2.000% due 07/25/2037 - 07/25/2052 (a)	309,924	34,129
2.000% due 12/25/2042	91	54
2.100% due 01/01/2047 •	106	98
2.242% due 01/25/2031 ~(a)	9,819	781
2.248% due 08/25/2034 •(a)	275	18
2.500% due 12/25/2027 - 10/25/2052 (a)	971,392	133,929
3.000% due 11/25/2027 - 10/25/2052 (a)	456,406	71,650
3.000% due 06/25/2033 - 07/01/2060	68,107	59,339
3.000% due 04/01/2059 (h)	32,283	28,455
3.020% due 03/01/2028	6,617	6,265
3.269% due 05/01/2047 •	566	543
3.290% due 04/01/2027 (h)	46,900	45,220
3.290% due 03/01/2028	23,874	22,851
3.430% due 05/01/2028 - 03/01/2033	10,716	10,264
3.500% due 10/25/2027 - 04/25/2053 (a)	227,408	39,396
3.500% due 05/25/2042 - 10/25/2042	850	764
3.575% due 02/01/2026	12,198	11,891
3.712% due 12/25/2036 •	38	38
3.725% due 06/01/2048 •	134	129
3.750% due 05/25/2033 - 01/25/2044	27	26
3.956% due 08/01/2049 •	2,142	2,168
3.975% due 06/01/2048 •	113	109
4.000% due 01/25/2033 - 09/25/2051 (a)	110,321	21,827
4.000% due 06/01/2033 - 05/25/2050	9,312	8,605
4.140% due 04/01/2028	10,571	10,489
4.277% due 05/25/2042 ~	17	17
4.320% due 06/01/2028	5,577	5,575
4.374% due 02/01/2028	24,996	24,685
4.385% due 04/01/2033	11,208	11,141
4.403% due 08/25/2043 ~	18	18
4.440% due 06/01/2033	12,320	12,298
4.451% due 01/01/2035 •	286	294
4.490% due 10/01/2030 - 05/01/2033	13,652	13,682
4.500% due 06/01/2030 - 04/01/2059	31,635	31,543
4.500% due 11/25/2044 - 01/25/2050 (a)	4,355	649
4.530% due 06/01/2033	3,241	3,256
4.550% due 05/01/2028	1,272	1,282
4.560% due 12/01/2029	5,070	5,111
4.579% due 01/01/2035 •	100	101
4.580% due 08/01/2033	7,368	7,436
4.590% due 06/01/2033	24,223	24,456
4.640% due 09/01/2028	4,884	4,942
4.700% due 04/01/2033	18,493	18,658
4.740% due 05/01/2033	2,184	2,227
4.759% due 12/01/2034 •	119	118
4.815% due 09/01/2028	14,232	14,477
4.840% due 07/01/2033	1,500	1,544
4.880% due 09/01/2028	23,455	23,975
4.900% due 10/01/2028	3,053	3,124
4.990% due 03/01/2031	7,976	8,211
5.000% due 11/01/2033 - 07/25/2040	171	166
5.110% due 08/01/2033	1,096	1,145
5.170% due 05/01/2031	2,820	2,932
5.230% due 10/01/2028	8,806	9,141
5.481% due 12/01/2048 •	822	837
5.500% due 02/25/2029 (a)	3	0
5.500% due 01/25/2032 ~(a)	86	9
5.500% due 12/25/2034 - 11/01/2036	1,439	1,460
5.570% due 10/01/2028	3,738	3,863
5.590% due 10/01/2031	2,241	2,387
5.610% due 10/01/2028	4,067	4,214
5.646% due 06/01/2035 •	15	15
5.752% due 12/25/2047 •	39,013	37,778
5.780% due 09/01/2043 •	1,130	1,153
5.897% due 02/25/2037 •	167	164
5.910% due 10/01/2028	922	978
6.000% due 04/25/2032 - 02/25/2033 (a)	166	23
6.000% due 02/25/2034	74	75
6.292% due 04/25/2048 •	1,111	1,115
6.300% due 06/25/2031 ~	13	13
6.302% due 07/25/2038 •	88	88
6.500% due 04/25/2038 (a)	204	57
7.000% due 11/25/2039 - 03/25/2049	70	75
Freddie Mac
0.000% due 02/15/2024 - 08/15/2057 (b)(e)	14,565	11,487
0.000% due 01/15/2033 - 03/15/2045 •	21,699	17,051
0.000% due 08/15/2036 - 08/15/2047 ~(a)	51,198	2,878
0.000% due 07/15/2037 - 08/15/2045 ~	5,307	3,778
0.000% due 08/15/2040 - 03/25/2052 •(a)	156,480	6,865
0.437% due 09/15/2043 •(a)	8,498	813
0.547% due 10/15/2036 - 06/15/2042 ~(a)	6,215	612
0.547% due 05/15/2042 - 08/15/2042 •(a)	13,372	1,617
0.548% due 04/25/2048 ~(a)	14,874	2,110
0.548% due 11/25/2049 •(a)	8,774	1,257

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

0.597% due 08/15/2041 - 09/15/2044 •(a)	7,013	737
0.598% due 04/25/2049 - 06/25/2050 •(a)	57,793	7,217
0.598% due 11/25/2049 ~(a)	14,677	2,337
0.602% due 07/25/2024 ~(a)	93,389	184
0.647% due 12/15/2042 - 02/15/2044 •(a)	8,338	1,110
0.648% due 06/25/2050 - 08/25/2050 •(a)	38,514	5,055
0.697% due 08/15/2025 - 10/15/2048 •(a)	24,281	2,840
0.697% due 10/15/2040 - 01/15/2043 ~(a)	3,687	278
0.698% due 05/25/2050 - 06/25/2050 •(a)	25,627	3,396
0.747% due 01/15/2033 ~(a)	1,868	132
0.747% due 08/15/2042 - 06/15/2048 •(a)	15,870	1,559
0.748% due 07/25/2050 •(a)	25,805	4,159
0.908% due 04/25/2034 ~(a)	133,663	8,037
0.963% due 12/25/2050 •(a)	7,514	1,150
0.977% due 02/15/2037 •(a)	375	38
0.997% due 04/15/2032 •(a)	1,116	55
1.147% due 01/15/2041 ~(a)	279	25
1.197% due 02/15/2032 ~(a)	162	12
1.197% due 03/15/2035 •(a)	301	5
1.247% due 09/15/2026 - 09/15/2035 •(a)	397	30
1.247% due 07/15/2042 ~(a)	962	150
1.297% due 03/15/2037 •(a)	406	38
2.000% due 04/25/2031 - 01/25/2051 (a)	235,969	27,873
2.094% due 05/15/2033 •	3	3
2.265% due 09/17/2032 •	5	5
2.500% due 09/15/2027 - 10/15/2052 (a)	277,239	40,284
2.547% due 06/15/2031 •(a)	73	6
2.568% due 10/15/2033 ~	133	131
2.972% due 10/25/2046 ~	1,272	1,230
3.000% due 04/15/2027 - 06/25/2051 (a)	279,530	43,424
3.000% due 05/15/2034 ~(a)	410	25
3.000% due 09/25/2045 - 12/25/2046	2,698	2,323
3.091% due 05/15/2033 •	7	7
3.231% due 12/25/2036 •	20,385	16,731
3.314% due 12/15/2027 ~(a)	389	17
3.439% due 09/25/2024 ~	13,400	12,649
3.500% due 01/01/2038 - 04/15/2054	17,058	15,061
3.500% due 02/25/2041 - 10/15/2052 (a)	228,957	39,750
3.500% due 10/15/2047 ~(a)	778	146
3.821% due 11/15/2034 •	6	6
4.000% due 02/15/2031 - 06/01/2048	33,018	31,873
4.000% due 03/15/2042 - 06/25/2051 (a)	136,208	27,594
4.000% due 05/15/2049 ~(a)	469	70
4.190% due 05/01/2030	20,500	20,015
4.500% due 08/01/2030 - 06/01/2048	2,670	2,651
4.500% due 07/15/2042 - 12/25/2050 (a)	24,693	4,755
5.000% due 09/15/2046 ~(a)	697	120
5.000% due 05/25/2048 (a)	5,095	836
5.000% due 03/01/2049	18,448	18,667
5.333% due 10/15/2038 •	2,461	2,440
5.430% due 06/25/2031	9,387	9,710
5.500% due 02/15/2033 - 01/01/2038	738	759
5.500% due 05/15/2041 •	24	25
6.000% due 07/15/2035	602	663
6.000% due 03/15/2044 (a)	450	90
6.100% due 05/15/2024 •(a)	4	0
6.556% due 12/25/2047 ~	142	142
7.000% due 03/01/2039	15	16
14.652% due 10/25/2027 •	247	265
Ginnie Mae
0.000% due 03/20/2035 - 01/20/2044 (b)(e)	4,665	4,084
0.000% due 05/20/2040 - 04/16/2053 ~(a)	48,168	1,643
0.000% due 12/20/2040 - 11/20/2046 •	3,066	2,496
0.000% due 10/20/2047 - 06/20/2049 •(a)	54,867	1,314
0.024% due 08/16/2048 ~(a)	1,931	1
0.068% due 05/20/2049 •(a)	3,541	250
0.078% due 09/20/2043 •(a)	960	22
0.078% due 01/20/2044 •	967	969
0.118% due 12/20/2042 ~	339	273
0.153% due 05/16/2050 ~(a)	787	2
0.577% due 06/16/2039 •(a)	828	33
0.578% due 04/20/2046 - 09/20/2049 •(a)	34,946	4,201
0.578% due 09/20/2049 ~(a)	6,256	731
0.627% due 11/16/2034 •(a)	297	5
0.628% due 01/20/2035 - 12/20/2048 •(a)	6,879	563
0.648% due 12/20/2035 •(a)	10,683	592
0.713% due 10/20/2045 ~	412	388
0.727% due 03/16/2035 •(a)	1,545	23
0.728% due 06/20/2048 - 09/20/2048 •(a)	4,121	434
0.778% due 04/20/2048 •	5,451	5,128
0.927% due 01/16/2038 •(a)	534	4
0.977% due 02/16/2040 •(a)	1,577	112
1.228% due 05/20/2041 •(a)	1,202	83
1.811% due 05/16/2053 ~(a)	53	1
2.000% due 01/20/2051 (a)	21,763	2,547
2.500% due 09/20/2050 (a)	4,485	168

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

2.750% due 10/20/2044 •	660	656
3.000% due 02/20/2043 - 01/20/2052 (a)	122,921	15,972
3.000% due 09/20/2046 - 11/20/2067	14,444	11,997
3.000% due 11/20/2046 - 02/20/2053 (h)	59,543	54,340
3.500% due 03/20/2042 - 02/20/2053	18,072	16,081
3.500% due 11/20/2042 - 09/20/2046 (a)	6,366	1,034
3.500% due 11/20/2046 - 02/20/2052 (h)	30,430	28,413
3.625% due 08/20/2045 •	500	499
4.000% due 07/20/2039 - 08/15/2048	3,906	3,800
4.000% due 10/16/2044 (a)	932	115
4.000% due 01/20/2045 - 07/15/2048 (h)	5,201	5,114
4.393% due 02/20/2069 •	957	954
4.500% due 09/15/2038 - 09/20/2048	7,197	7,114
4.500% due 07/20/2040 - 08/20/2048 (h)	67,840	67,563
4.500% due 12/16/2041 - 05/20/2043 (a)	1,066	158
5.000% due 08/20/2034 - 01/20/2049	826	825
5.000% due 05/16/2043 (a)	659	104
5.000% due 06/20/2049 (h)	8,727	8,849
5.366% due 03/20/2068 •	288	281
5.396% due 02/20/2068 •	853	842
5.500% due 02/20/2034 - 04/20/2040	94	94
5.616% due 03/20/2069 •	290	284
5.638% due 09/20/2073	8,800	8,713
5.722% due 03/20/2041 •	386	377
5.772% due 08/20/2067 •	303	302
5.837% due 11/20/2070	5,148	4,992
5.887% due 11/20/2060 •	388	386
5.922% due 02/20/2049 •	1,302	1,271
5.937% due 03/20/2061 •	130	130
5.937% due 07/20/2067 ~	175	173
5.952% due 10/20/2062 •	96	96
5.957% due 08/20/2062 •	217	216
6.000% due 07/20/2038 - 06/20/2041	235	247
6.037% due 10/20/2065 ~	132	132
6.105% due 07/20/2066 •	235	237
6.128% due 02/20/2073 •	20,671	20,169
6.138% due 03/20/2071 - 01/20/2073 •	57,685	57,317
6.158% due 12/20/2071 •	1,569	1,521
6.198% due 03/20/2073 •	86,481	85,902
6.218% due 03/20/2073 •	15,575	15,495
6.237% due 07/20/2066 •	40	40
6.246% due 08/20/2068 •	544	534
6.288% due 09/20/2073 - 10/20/2073	51,473	51,389
6.298% due 08/20/2073	16,123	16,108
6.314% due 10/20/2067 •	820	819
6.318% due 09/20/2073	10,189	10,192
6.338% due 03/20/2073 •	70,203	70,279
6.438% due 03/20/2073 •	100,681	101,137
6.458% due 08/20/2073	7,615	7,671
6.500% due 03/15/2035	348	363
6.587% due 05/20/2070 •	123	123
6.838% due 03/20/2071 •	1,480	1,512
Ginnie Mae, TBA
3.000% due 01/01/2054 - 02/01/2054	744,100	673,979
3.500% due 01/01/2054	11,250	10,478
4.000% due 02/01/2054	5,200	4,970
4.500% due 02/01/2054	348,316	340,289
5.000% due 01/01/2054 - 02/01/2054	79,000	78,483
5.500% due 01/01/2054	19,500	19,643
Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 09/01/2051	73,487	63,544
2.500% due 04/01/2051 - 01/01/2052 (h)	284,234	244,414
3.000% due 04/01/2031 - 07/01/2052	262,268	234,475
3.000% due 02/01/2040 - 06/01/2051 (h)	728,330	649,613
3.500% due 10/01/2034 - 11/01/2051	95,696	90,304
3.500% due 11/01/2049 - 06/01/2052 (h)	124,096	115,017
4.000% due 12/01/2036 - 07/01/2053	174,563	168,985
4.500% due 04/01/2031 - 07/01/2053	107,580	104,985
5.000% due 04/01/2043 - 09/01/2053	31,095	31,038
5.000% due 05/01/2043 (h)	9,478	9,496
5.500% due 12/01/2052 - 05/01/2053	13,684	13,877
6.000% due 05/01/2049 - 08/01/2053	61,130	62,151
6.000% due 12/01/2052 - 03/01/2053 (h)	425,001	432,065
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2054	138,000	112,815
2.500% due 01/01/2054	25,687	21,856
3.000% due 01/01/2054	632,560	559,643
3.500% due 01/01/2039 - 02/01/2054	38,480	36,056
4.000% due 02/01/2054	153,420	145,252
4.500% due 01/01/2039 - 02/01/2054	663,150	649,455
5.000% due 01/01/2039 - 02/01/2054	1,851,380	1,833,347
5.500% due 01/01/2054 - 02/01/2054	976,600	980,947
6.000% due 01/01/2054	84,930	86,244
6.500% due 01/01/2054 - 02/01/2054	2,954,750	3,028,007

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

7.000% due 01/01/2054 - 02/01/2054		612,700	631,692

Total U.S. Government Agencies (Cost $13,750,302)			13,476,803

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (f)(j)		2,151	2,114
0.125% due 10/15/2024 (f)(j)(l)		26,838	26,255
0.250% due 01/15/2025 (f)(j)(l)		23,772	23,076
0.500% due 04/15/2024 (f)(j)		9,247	9,130
2.375% due 01/15/2025 (f)(j)		3,101	3,077
U.S. Treasury Notes
2.250% due 08/15/2027 (h)(j)		21,700	20,471

Total U.S. Treasury Obligations (Cost $86,363)			84,123

NON-AGENCY MORTGAGE-BACKED SECURITIES 38.5%
Adjustable Rate Mortgage Trust
6.420% due 09/25/2035 •		2,639	2,389
6.620% due 02/25/2035 •		6,511	5,924
American Home Mortgage Assets Trust
3.112% due 01/25/2036 ~		990	667
5.930% due 06/25/2037 •		4,855	4,508
5.982% due 10/25/2046 ~		7,917	6,556
6.050% due 08/25/2037 •		7,221	6,390
American Home Mortgage Investment Trust
5.870% due 03/25/2046 •		4,074	3,450
6.312% due 06/25/2045 ~		5,265	4,787
7.805% due 06/25/2045 «•		28	28
Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~		15,681	10,848
4.800% due 11/25/2067 þ		8,400	8,175
6.500% due 12/25/2067 þ		3,986	4,015
Anthracite Ltd. 5.678% due 06/20/2041		5,912	0
AREIT LLC 7.470% due 02/17/2028		9,100	9,110
Ashford Hospitality Trust
6.784% due 04/15/2035 •		8,335	8,164
6.934% due 04/15/2035 ~		15,035	14,708
6.984% due 06/15/2035 •		11,950	11,669
7.384% due 06/15/2035 ~		2,300	2,227
7.634% due 04/15/2035 •		13,939	13,366
8.284% due 06/15/2035 •		5,700	5,507
Atrium Hotel Portfolio Trust 7.309% due 12/15/2036 ~		8,800	7,977
Avon Finance 6.087% due 12/28/2049	GBP	21,000	26,711
BAMLL Commercial Mortgage Securities Trust
7.009% due 03/15/2034 •		$5,250	5,206
7.009% due 04/15/2036 •		3,000	2,983
7.409% due 03/15/2034 •		7,035	6,968
7.476% due 09/15/2038 •		4,000	3,418
8.226% due 09/15/2038 •		5,000	4,160
Banc of America Alternative Loan Trust
1.170% due 06/25/2037 •(a)		304	29
5.830% due 06/25/2037 •		283	211
6.000% due 06/25/2046		1,262	918
Banc of America Commercial Mortgage Trust 5.754% due 07/10/2046 ~		735	728
Banc of America Funding Trust
3.999% due 01/27/2035 •		3,179	3,082
4.786% due 02/20/2036 ~		584	513
5.061% due 01/20/2047 ~		141	121
5.680% due 05/26/2037 •		27,211	23,558
6.000% due 09/25/2036 «		13	12
Banc of America Mortgage Trust
4.466% due 04/25/2035 ~		1,116	1,083
4.607% due 05/25/2034 «~		19	18
4.933% due 06/25/2034 «~		32	31
4.994% due 11/20/2046 ~		53	47
Barclays Commercial Mortgage Securities Trust
6.850% due 07/15/2037 •		3,300	3,172
7.550% due 07/15/2037 •		7,000	6,698
8.050% due 07/15/2037 •		10,600	9,956
Bayview Opportunity Master Fund Trust 5.000% due 10/25/2051 ~		1,222	1,131
BCAP LLC Trust
3.662% due 01/26/2037 ~		2,220	1,954
4.786% due 02/26/2036 ~		2,985	2,690
5.500% due 04/25/2037		995	431
Bear Stearns Adjustable Rate Mortgage Trust
4.329% due 03/25/2035 ~		129	117
4.419% due 10/25/2036 ~		156	138
4.543% due 05/25/2037 ~		2,089	1,717
4.746% due 07/25/2034 ~		35	33

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

8.065% due 12/25/2046 •	287	234
8.090% due 12/25/2046 •	1,658	1,421
Bear Stearns ALT-A Trust
4.170% due 08/25/2036 ~	5,296	3,639
4.435% due 04/25/2035 «~	10	9
4.600% due 11/25/2035 ~	498	380
4.730% due 09/25/2035 ~	1,194	708
5.790% due 02/25/2034 •	23	21
5.790% due 08/25/2036 •	4,753	4,151
5.970% due 01/25/2036 ~	598	549
Bear Stearns Asset-Backed Securities Trust
6.000% due 03/25/2036	3,470	1,441
7.770% due 09/25/2033 «•	109	2
Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~	14	13
5.657% due 10/12/2041 ~	149	142
Bear Stearns Mortgage Funding Trust 5.930% due 09/25/2046 «•	84	73
Bear Stearns Structured Products, Inc. Trust 4.805% due 01/26/2036 ~	1,447	1,071
Beast Mortgage Trust
6.926% due 03/15/2036 •	3,000	2,188
7.426% due 03/15/2036 •	5,590	3,929
7.976% due 03/15/2036 •	32,020	21,173
Beneria Cowen & Pritzer Collateral Funding Corp.
7.072% due 06/15/2038 ~	5,000	4,029
7.968% due 06/15/2038 •	12,750	9,198
BHP Trust
7.180% due 08/15/2036 •	7,700	7,576
7.977% due 08/15/2036 ~	4,375	4,297
Braemar Hotels & Resorts Trust 6.784% due 06/15/2035 •	3,175	3,079
BWAY Mortgage Trust
7.676% due 09/15/2036 •	6,000	4,408
8.326% due 09/15/2036 ~	7,000	4,382
BX Commercial Mortgage Trust
6.397% due 12/15/2038	14,720	14,428
6.676% due 04/15/2034 •	2,900	2,705
7.126% due 04/15/2034 •	11,733	10,495
BX Trust
5.982% due 10/15/2036	5,000	4,860
6.111% due 04/15/2039 •	8,899	8,648
6.459% due 05/15/2035 ~	8,778	8,700
6.668% due 10/15/2026 •	1,408	1,375
6.879% due 05/15/2030 •	3,900	3,854
7.307% due 10/15/2026 •	3,754	3,667
Chase Mortgage Finance Trust 5.459% due 02/25/2037 «~	23	22
ChaseFlex Trust
5.820% due 02/25/2037 •	4,789	1,411
6.070% due 05/25/2037 •	8,700	7,283
6.150% due 05/25/2037 •	908	866
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 5.770% due 08/25/2037 •	2,259	2,114
CIM Trust
0.500% due 07/01/2051 ~(a)	88,610	2,445
3.250% due 10/25/2058	3,347	2,968
6.639% due 12/25/2067 þ	4,099	4,139
Citigroup Commercial Mortgage Trust 7.526% due 12/15/2036 •	3,063	2,985
Citigroup Mortgage Loan Trust
0.250% due 09/25/2051 ~(a)	53,541	711
4.062% due 06/27/2037 ~	7,028	5,990
4.838% due 02/20/2036 ~	3,009	2,722
5.252% due 08/25/2035 ~	344	317
6.000% due 08/25/2037 ~	1,701	652
6.980% due 05/25/2035 •	2	2
7.860% due 03/25/2036 •	17	16
Colony Mortgage Capital Ltd. 6.953% due 11/15/2038 •	5,000	4,775
COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	29,362	28,832
4.737% due 03/25/2067 ~	4,800	4,262
Commercial Mortgage Trust
3.178% due 02/10/2035	10,000	9,506
6.609% due 06/15/2034 •	6,500	5,263
Connecticut Avenue Securities Trust
7.337% due 03/25/2042 •	6,348	6,410
7.452% due 01/25/2040 •	2,425	2,445
8.087% due 05/25/2042 •	1,388	1,428
8.437% due 03/25/2042 •	3,750	3,877
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 «	38	21
Countrywide Alternative Loan Trust
0.130% due 06/25/2036 •(a)	1,387	153
1.480% due 10/25/2037 ~(a)	6,035	1,018

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

3.749% due 03/25/2047 •	56	48
4.326% due 05/25/2036 ~	1,297	1,133
5.500% due 07/25/2035	4,631	3,425
5.710% due 06/25/2036 •	1,810	1,604
5.750% due 03/25/2034	3,324	3,342
5.750% due 04/25/2047 •	257	226
5.830% due 11/25/2036 •	1,563	1,819
5.850% due 09/25/2046 •	1,694	1,572
5.870% due 06/25/2036 •	1,402	651
6.000% due 10/25/2034	10,064	10,117
6.000% due 12/25/2034	3,168	2,808
6.000% due 05/25/2036 •	171	76
6.000% due 07/25/2036	16,296	7,195
6.000% due 08/25/2036	1,297	1,180
6.000% due 08/25/2036 •	1,047	952
6.000% due 02/25/2037	3,920	1,726
6.000% due 04/25/2037	12,361	6,005
6.000% due 07/25/2037	12,179	6,020
6.030% due 08/25/2047 •	2,993	2,468
6.112% due 11/20/2035 •	164	151
6.112% due 12/20/2035 •	2,034	1,831
6.412% due 08/25/2035 •	2,959	2,690
6.500% due 12/25/2036	7,988	3,546
6.512% due 09/25/2035 •	560	492
7.062% due 10/20/2035 ~	1,037	730
Countrywide Asset-Backed Certificates Trust 5.950% due 04/25/2036 •	194	168
Countrywide Home Loan Mortgage Pass-Through Trust
3.757% due 01/25/2036 «~	41	35
4.008% due 01/25/2036 ~	931	853
4.159% due 02/25/2047 ~	423	361
4.377% due 03/25/2037 ~	279	235
4.418% due 11/25/2037 ~	988	908
4.500% due 05/01/2034 «	193	172
5.500% due 01/25/2035	172	169
5.750% due 05/25/2037 «	23	10
5.750% due 06/25/2037	4,275	2,140
5.750% due 07/25/2037	1,265	619
6.000% due 02/25/2037	6,020	3,083
6.000% due 01/25/2038 «	257	116
6.130% due 02/25/2035 •	313	285
6.250% due 09/25/2037 «	67	41
6.500% due 10/25/2037	9,859	3,065
6.500% due 11/25/2037	4,055	1,462
Countrywide Home Loan Reperforming REMIC Trust
4.415% due 01/25/2034 ~	2,737	2,298
5.810% due 01/25/2036 •	137	127
7.500% due 06/25/2035	234	233
Credit Suisse Commercial Mortgage Trust 5.613% due 01/15/2049 ~	2,500	1,038
Credit Suisse Mortgage Capital Certificates
4.007% due 01/26/2047 ~	2,662	1,373
5.401% due 10/26/2036 ~	511	438
6.250% due 05/26/2048	5,887	4,525
Credit Suisse Mortgage Capital Trust
0.938% due 05/25/2066 ~	1,139	907
1.796% due 12/27/2060 ~	23,293	22,700
1.926% due 07/27/2061 ~	25,837	24,812
2.500% due 07/25/2056 ~	2,080	1,716
3.000% due 11/25/2056 ~	6,499	5,579
3.090% due 12/26/2059 ~	2,341	2,341
4.046% due 03/25/2060 ~	11,031	11,218
4.641% due 08/25/2060 ~	2,236	2,266
4.699% due 05/27/2053 ~	2,034	1,666
5.549% due 07/25/2050 ~	2,236	2,218
7.276% due 07/15/2038 •	4,000	3,227
7.776% due 07/15/2038 •	5,000	3,189
8.376% due 07/15/2038 •	10,000	6,021
Cross Mortgage Trust 6.615% due 03/25/2068 þ	6,787	6,857
CRSNT Commercial Mortgage Trust
6.684% due 04/15/2036 •	24,753	23,126
7.034% due 04/15/2036 •	10,913	10,137
7.484% due 04/15/2036 ~	17,000	15,136
DBGS Mortgage Trust 6.959% due 06/15/2033 ~	9,000	6,985
DC Commercial Mortgage Trust 6.314% due 09/12/2040	4,300	4,443
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.770% due 03/25/2037 •	907	811
5.770% due 09/25/2047 •	15,246	12,977
5.950% due 01/25/2047 •	6,258	5,305
DOLP Trust 3.704% due 05/10/2041 ~	46,540	30,335
DROP Mortgage Trust
7.176% due 10/15/2043 •	5,500	4,788

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

7.726% due 10/15/2043 •		7,200	5,850
Ellington Financial Mortgage Trust 2.296% due 06/25/2066 ~		2,200	1,414
Eurosail PLC 6.109% due 09/13/2045 •	GBP	843	1,024
Extended Stay America Trust
6.856% due 07/15/2038 •		$32,670	32,198
7.176% due 07/15/2038 •		32,857	32,367
7.726% due 07/15/2038 •		37,151	36,561
8.326% due 07/15/2038 •		5,694	5,598
Fannie Mae
0.000% due 07/25/2033 (b)(e)		519	440
0.000% due 10/25/2033 (b)(e)		525	472
0.000% due 07/25/2034 (b)(e)		324	272
0.000% due 01/25/2037 (b)(e)		151	122
0.000% due 02/25/2037 (b)(e)		509	429
0.000% due 06/25/2052 ~(a)		16,078	763
0.598% due 07/25/2049 •(a)		3,381	416
1.500% due 11/25/2035 (a)		21,696	1,094
1.500% due 02/25/2036 (a)		23,116	1,177
2.000% due 10/25/2050 (a)		9,055	1,018
2.000% due 02/25/2051 (a)		19,520	2,442
2.000% due 01/25/2052 (a)		40,075	5,188
2.000% due 03/25/2052 (a)		4,585	605
2.000% due 04/25/2052 (a)		10,436	1,323
2.500% due 11/25/2050 (a)		42,838	6,307
2.500% due 12/25/2050 (a)		43,874	6,749
2.500% due 02/25/2051 (a)		42,414	6,896
2.500% due 06/25/2052 (a)		4,534	680
3.000% due 09/25/2050 (a)		12,234	2,218
4.000% due 03/25/2053 (a)		118,859	24,387
5.802% due 09/25/2044 ~		3,976	3,867
5.852% due 03/25/2042 •		1,019	1,008
5.852% due 05/25/2045 •		2,319	2,236
5.902% due 09/25/2049		4,200	4,087
5.902% due 07/25/2059 •		1,925	1,877
5.922% due 07/25/2049		3,905	3,802
6.002% due 12/25/2040 •		696	686
First Horizon Alternative Mortgage Securities Trust 3.917% due 07/25/2036 «~		125	107
First Horizon Mortgage Pass-Through Trust
5.464% due 08/25/2035 ~		72	50
5.866% due 11/25/2035 «~		9	7
Freddie Mac
0.000% due 03/15/2038 (b)(e)		434	374
2.000% due 03/15/2052 (a)		33,286	4,261
2.000% due 04/15/2052 (a)		52,382	6,612
2.000% due 06/15/2052 (a)		189,920	23,776
2.500% due 04/25/2050 (a)		32,057	4,487
2.500% due 06/25/2050 (a)		13,708	2,099
2.500% due 02/25/2051 (a)		28,584	3,654
2.500% due 03/25/2051 (a)		25,896	3,574
2.500% due 07/25/2051 (a)		7,595	954
2.500% due 09/25/2051 (a)		14,712	1,594
2.500% due 11/25/2051 (a)		5,111	721
3.000% due 06/15/2050 (a)		8,732	1,561
3.000% due 12/25/2051 (a)		38,716	7,180
3.000% due 01/25/2052 (a)		17,602	3,240
3.500% due 03/25/2052 (a)		22,799	3,576
4.000% due 11/25/2049 (a)		5,073	932
4.500% due 10/25/2051 (a)		12,139	2,709
4.660% due 01/25/2031		27,615	27,582
5.753% due 07/15/2034 •		128	128
5.753% due 08/15/2047 •		1,841	1,780
5.853% due 09/15/2042 •		1,102	1,073
5.953% due 03/15/2044 •		1,757	1,724
6.003% due 11/15/2040 •		1,729	1,701
6.987% due 01/25/2034 •		1,404	1,410
7.137% due 01/25/2051 •		2,001	2,014
7.437% due 10/25/2033 •		8,412	8,449
7.537% due 05/25/2042 •		8,547	8,670
8.137% due 10/25/2050 •		646	656
8.237% due 04/25/2042 •		10,900	11,214
GCAT Trust
2.565% due 05/25/2066		9,952	6,596
3.000% due 04/25/2052 ~		44,167	37,876
4.250% due 05/25/2067		4,300	3,958
GCT Commercial Mortgage Trust
6.726% due 02/15/2038 •		10,000	4,295
7.176% due 02/15/2038 •		9,800	3,105
Ginnie Mae
3.500% due 01/20/2052		4,175	2,980
3.500% due 03/20/2052		21,742	16,538
5.838% due 03/20/2073		34,768	33,941
6.028% due 02/20/2053 •(h)		74,854	73,939
6.038% due 02/20/2053 •		16,846	16,480

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

6.088% due 02/20/2053 •		47,291	46,819
6.088% due 03/20/2071		1,213	1,191
6.138% due 04/20/2072		1,708	1,669
6.138% due 04/20/2073		7,860	7,778
6.208% due 01/20/2073 •		1,636	1,625
6.218% due 02/20/2073 •		6,022	5,992
6.238% due 07/20/2073		53,135	52,892
6.238% due 08/20/2073 (h)		74,680	74,323
6.238% due 08/20/2073		29,579	29,439
6.308% due 08/20/2073		24,228	24,221
6.338% due 03/20/2073		8,218	8,103
6.338% due 05/20/2073		3,841	3,846
6.438% due 05/20/2073		18,372	18,472
6.438% due 06/20/2073		60,218	60,682
6.488% due 05/20/2073		4,489	4,521
6.838% due 08/20/2071		2,006	2,018
Global Mortgage Securitization Ltd. 5.740% due 04/25/2032 •		677	647
GMAC Mortgage Corp. Loan Trust 5.250% due 05/25/2035 «~		9	8
Great Hall Mortgages PLC 5.812% due 06/18/2039 •		125	125
GreenPoint Mortgage Funding Trust 5.930% due 02/25/2037 •		8,394	7,770
Grifonas Finance PLC 4.212% due 08/28/2039 •	EUR	7,743	8,346
GS Mortgage Securities Corp. Trust
4.579% due 10/10/2032		$26,200	24,359
6.859% due 07/15/2031 •		11,605	8,435
6.923% due 07/15/2025 •		1,582	1,565
7.109% due 07/15/2031 ~		3,293	2,058
7.123% due 07/15/2025 •		4,595	4,524
7.284% due 12/15/2036 •		4,115	4,012
7.426% due 08/15/2032 •		4,335	4,206
7.473% due 07/15/2025 •		5,672	5,543
GS Mortgage Securities Trust
0.448% due 08/10/2043 ~(a)		7,478	63
3.805% due 10/10/2035 ~		11,300	9,346
GS Mortgage-Backed Securities Corp. Trust
2.300% due 07/25/2061 ~		17,128	12,907
3.207% due 07/25/2061 ~		5,664	4,268
4.211% due 07/25/2061 ~		2,039	1,523
GS Mortgage-Backed Securities Trust
0.500% due 01/25/2053 ~(a)		38,018	1,036
3.000% due 08/26/2052 ~		79,186	67,808
3.000% due 09/25/2052 ~		91,782	78,594
3.625% due 01/25/2059 ~		18,306	17,213
GSMPS Mortgage Loan Trust
3.855% due 03/25/2035 ~		2,926	2,800
3.873% due 01/25/2036 ~		2,335	2,098
5.820% due 01/25/2036 •		496	400
5.870% due 04/25/2036 ~		4,936	4,064
GSMSC Resecuritization Trust 3.834% due 06/26/2037 ~		4,026	3,562
GSR Mortgage Loan Trust 6.250% due 08/25/2036		684	235
HarborView Mortgage Loan Trust
5.573% due 04/19/2034 «~		68	61
5.850% due 01/19/2038 •		12,558	11,003
5.880% due 12/19/2036 •		4,000	3,195
5.890% due 11/19/2036 •		3,715	3,202
6.090% due 08/19/2045 •		24	22
6.912% due 09/19/2035 •		3,093	2,682
7.012% due 10/19/2035 •		18,058	9,872
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		854	838
Hilton Orlando Trust
6.429% due 12/15/2034 •		15,000	14,892
6.959% due 12/15/2034 •		5,000	4,940
7.359% due 12/15/2034 ~		22,027	21,709
Homestar Mortgage Acceptance Corp. 6.265% due 03/25/2034 •		1,897	1,881
HPLY Trust
7.075% due 11/15/2036 •		3,319	3,271
7.475% due 11/15/2036 •		18,352	17,973
7.825% due 11/15/2036 •		1,790	1,740
HSI Asset Loan Obligation Trust
1.160% due 12/25/2036 •(a)		730	73
5.840% due 12/25/2036 •		746	173
Hundred Acre Wood Trust 5.000% due 12/25/2051 ~		7,377	6,849
Impac Secured Assets Trust
6.030% due 08/25/2036 •		1,521	1,353
6.170% due 05/25/2036 •		8	7
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043		1,600	1,499

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Independence Plaza Trust 3.763% due 07/10/2035	20,320	19,423
IndyMac IMSC Mortgage Loan Trust 3.940% due 06/25/2037 ~	10,767	6,417
IndyMac INDX Mortgage Loan Trust
3.456% due 09/25/2036 «~	127	97
4.246% due 09/25/2036 ~	2,036	1,760
4.469% due 08/25/2035 ~	34	30
5.830% due 02/25/2037 •	1,883	1,737
5.870% due 10/25/2036 •	6	5
6.250% due 12/25/2034 ~	229	178
Jefferies Resecuritization Trust 9.514% due 06/25/2047 ~	488	406
JP Morgan Alternative Loan Trust
5.790% due 11/25/2036 •	3,071	2,577
6.000% due 12/27/2036	2,579	1,370
6.030% due 04/25/2047 •	881	836
JP Morgan Chase Commercial Mortgage Securities Trust
2.854% due 09/06/2038	10,000	9,246
5.337% due 05/15/2047	8,305	7,983
6.236% due 06/15/2038 ~	1,520	1,487
7.026% due 02/15/2035 •	1,084	1,066
7.226% due 03/15/2036 ~	1,900	1,000
7.776% due 03/15/2036 •	29,900	14,252
8.576% due 03/15/2036 •	4,000	1,703
JP Morgan Mortgage Trust
0.150% due 03/25/2052 (a)	30,768	237
0.188% due 11/25/2051 (a)	46,464	451
0.450% due 07/25/2052 ~(a)	25,427	584
0.490% due 02/25/2052 ~(a)	50,168	1,290
0.500% due 12/25/2051 ~(a)	68,952	1,915
0.500% due 05/25/2052 ~(a)	81,687	2,261
0.500% due 06/25/2052 ~(a)	41,045	1,140
2.500% due 12/25/2051 ~(a)	10,327	1,332
2.500% due 04/25/2052 ~(a)	8,193	1,027
3.000% due 01/25/2052 ~	73,157	62,736
3.000% due 03/25/2052 ~	35,870	30,760
3.000% due 04/25/2052 ~	67,580	58,037
3.500% due 09/25/2052 ~	11,865	10,558
3.688% due 06/25/2036 ~	3,163	2,237
4.362% due 01/25/2037 ~	1,805	1,473
4.625% due 07/25/2063	4,687	4,427
4.916% due 04/25/2035 «~	11	10
5.000% due 12/25/2051 ~	2,808	2,739
5.000% due 05/25/2052 •	22,584	20,965
5.057% due 11/25/2035 ~	2,390	1,959
5.250% due 11/25/2063	1,446	1,422
5.669% due 07/25/2035 «~	6	6
5.674% due 07/25/2035 «~	1	1
7.000% due 08/25/2037	985	547
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	2,212	2,011
6.000% due 09/26/2036 ~	3,516	2,598
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~	17,515	10,860
La Hipotecaria El Salvadorian Mortgage Trust
3.000% due 09/08/2039 «•	2,817	2,708
3.358% due 01/15/2046 «	4,862	4,471
3.508% due 11/24/2042 «•	9,614	8,985
4.250% due 09/29/2046 «	26,481	24,617
LB-UBS Commercial Mortgage Trust 5.111% due 07/15/2040 ~	2,171	2,158
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	5,804	5,546
1.750% due 07/25/2061 þ	7,739	7,470
1.892% due 10/25/2066 þ	5,123	5,030
1.991% due 09/25/2060 ~	869	865
2.250% due 07/25/2067 þ	11,660	11,294
5.734% due 01/25/2060 þ	202	202
7.221% due 01/28/2070 •	2,874	2,879
7.250% due 11/25/2059 þ	178	178
Lehman Mortgage Trust
1.080% due 11/25/2036 ~(a)	16,574	1,799
5.750% due 02/25/2037	3,807	2,507
5.790% due 08/25/2036 •	92	64
5.920% due 11/25/2036 •	25,645	6,090
Lehman XS Trust
5.710% due 08/25/2036 «•	88	87
5.830% due 12/25/2036 •	6,790	6,503
5.930% due 04/25/2046 •	582	832
6.370% due 08/25/2047 •	1,878	1,557
Luminent Mortgage Trust 5.930% due 05/25/2037 «•	25	22
Lux Trust 8.052% due 08/15/2040	8,300	8,401

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

LUXE Commercial Mortgage Trust
7.234% due 10/15/2038 •		13,069	12,924
7.734% due 10/15/2038 •		47,401	46,480
8.234% due 10/15/2038 •		16,074	15,709
MASTR Asset Securitization Trust 6.250% due 01/25/2038 «		465	260
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		827	531
7.000% due 07/25/2035		2,176	1,508
Merrill Lynch Alternative Note Asset Trust 3.489% due 10/25/2047 ~		4,753	1,493
Merrill Lynch Mortgage Investors Trust 5.507% due 02/25/2036 «~		273	172
MF1 Ltd. 6.432% due 12/15/2034 •		5,270	5,147
MFA Trust
2.306% due 04/25/2065 ~		8,966	6,854
2.500% due 10/25/2051 (a)		30,162	4,236
6.105% due 12/25/2068 þ		5,500	5,533
6.775% due 10/25/2058 þ		5,140	5,203
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,319	2,217
2.750% due 08/25/2059 ~		5,419	5,137
3.500% due 04/25/2066		10,965	10,630
Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~		10,000	7,725
5.166% due 10/12/2052 ~		23	22
5.310% due 11/14/2042 ~		1,552	1,418
6.476% due 05/15/2036 •		2,671	2,460
6.909% due 11/15/2034 •		2,500	2,466
7.059% due 11/15/2034 •		4,000	3,904
7.275% due 12/15/2038 •		8,896	7,564
7.854% due 12/15/2038 •		24,544	19,793
8.553% due 12/15/2038 •		42,522	32,531
Morgan Stanley Mortgage Loan Trust
4.175% due 09/25/2035 ~		42	27
5.369% due 12/25/2035 ~		3,075	2,817
5.500% due 10/25/2037		415	390
5.750% due 02/25/2036 «•		177	160
6.201% due 02/25/2047 þ		2,086	756
Morgan Stanley Re-REMIC Trust 3.445% due 02/26/2037 •		9,063	8,098
Mortgage Equity Conversion Asset Trust
5.290% due 02/25/2042 •		1,758	1,719
5.330% due 01/25/2042 •		9,490	9,296
5.340% due 05/25/2042 •		6,140	5,883
MortgageIT Mortgage Loan Trust
5.930% due 06/25/2047 •		2,086	1,720
6.250% due 11/25/2034 «		100	93
New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)		11,346	1,190
2.201% due 10/25/2058 ~		10,000	8,310
2.750% due 07/25/2059 ~		21,011	19,863
2.750% due 11/25/2059 ~		177	167
3.008% due 10/25/2058 ~		5,500	4,586
3.500% due 12/25/2058 ~		770	718
3.500% due 10/25/2059 ~		2,182	2,047
3.963% due 10/25/2058 ~		2,500	2,149
New York Mortgage Trust 6.130% due 08/25/2035 ~		1,337	1,205
NLT Trust 3.200% due 10/25/2062		3,700	3,301
OBX Trust
3.000% due 01/25/2052 ~		5,103	4,376
6.100% due 09/25/2062 þ		3,294	3,307
6.465% due 10/25/2063 þ		10,413	10,549
6.520% due 07/25/2063 þ		16,027	16,189
6.567% due 06/25/2063 þ		7,977	8,062
6.844% due 04/25/2063 þ		4,997	5,098
7.045% due 09/25/2063 þ		8,188	8,366
7.159% due 10/25/2063 þ		13,827	14,190
One Bryant Park Trust 2.516% due 09/15/2054		40,000	33,946
OPEN Trust 8.451% due 10/15/2028		22,713	22,829
Preferred Residential Securities PLC 6.339% due 12/15/2043 •	GBP	4,656	5,579
PRET LLC 8.497% due 10/25/2053		$45,763	46,143
PRKCM Trust
6.584% due 09/25/2058 þ		9,317	9,472
7.225% due 11/25/2058 þ		5,503	5,651
PRPM LLC
4.000% due 11/25/2053 þ		1,169	1,111
6.250% due 08/25/2068 þ		8,249	8,277

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

PRPM Trust 6.221% due 11/25/2068 þ		1,700	1,709
RBSGC Mortgage Pass-Through Loan Trust 5.770% due 01/25/2037 •		20,246	5,993
RBSSP Resecuritization Trust
4.864% due 12/25/2035 ~		2,264	2,085
6.000% due 06/26/2037 ~		143	123
Real Estate Asset Liquidity Trust 3.650% due 08/12/2053	CAD	6,100	4,420
Residential Accredit Loans, Inc. Trust
1.130% due 06/25/2037 •(a)		$2,544	260
5.500% due 08/25/2035 •		569	447
5.684% due 05/25/2035 «~		55	31
5.750% due 01/25/2037 •		408	454
5.770% due 08/25/2035 •		108	81
5.791% due 10/25/2037 ~		5,104	4,310
5.850% due 05/25/2037 •		3,230	2,858
5.870% due 06/25/2037 •		2,544	1,740
5.870% due 10/25/2046 •		741	683
6.000% due 01/25/2037		3,420	2,442
6.270% due 10/25/2045 «•		92	75
6.372% due 09/25/2045 •		1,515	1,326
6.500% due 02/25/2037		2,916	2,297
8.000% due 04/25/2036 «•		131	109
Residential Asset Securitization Trust 6.250% due 08/25/2036		451	259
Residential Funding Mortgage Securities, Inc. Trust 5.148% due 04/25/2037 «~		132	111
RiverView HECM Trust 5.740% due 05/25/2047 •		2,386	2,214
Seasoned Credit Risk Transfer Trust
4.000% due 07/25/2056 ~(g)		2,980	2,943
4.250% due 11/25/2059 ~		1,100	984
Sequoia Mortgage Trust
4.146% due 07/20/2037 ~		55	42
5.852% due 06/20/2036 •		59	55
SFO Commercial Mortgage Trust
6.976% due 05/15/2038 •		8,750	7,961
7.276% due 05/15/2038 •		15,140	13,321
7.876% due 05/15/2038 •		5,500	4,546
SMRT Commercial Mortgage Trust 6.362% due 01/15/2039 •		30,128	29,521
Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	5,233
3.386% due 11/25/2066 ~		9,324	6,337
Starwood Mortgage Trust
7.176% due 04/15/2034 •		5,000	4,866
7.726% due 04/15/2034 •		9,200	8,923
Stratton Mortgage Funding PLC
6.721% due 07/20/2060 •	GBP	24,700	31,474
7.221% due 07/20/2060 •		6,500	8,279
7.721% due 07/20/2060 •		7,600	9,681
8.221% due 07/20/2060 •		10,900	13,884
Structured Adjustable Rate Mortgage Loan Trust
4.672% due 08/25/2035 ~		$233	200
5.132% due 05/25/2035 ~		954	760
5.770% due 02/25/2037 •		2,224	2,129
5.830% due 10/25/2035 •		4,089	3,733
6.445% due 08/25/2035 •		5,220	4,567
7.770% due 12/25/2037 •		2,175	1,875
Structured Asset Mortgage Investments Trust
5.830% due 07/25/2046 •		43	36
5.850% due 07/25/2046 ~		2,909	2,199
5.910% due 05/25/2036 •		343	270
Structured Asset Securities Corp.
0.000% due 11/25/2035 ~(a)		5,526	107
4.423% due 01/25/2036 ~		1,364	1,205
5.720% due 07/25/2035 •		574	523
5.730% due 11/25/2035 •		5,526	4,743
Structured Asset Securities Corp. Mortgage Loan Trust 5.760% due 10/25/2036 •		872	702
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.451% due 09/25/2033 «~		34	32
Thornburg Mortgage Securities Trust
6.370% due 03/25/2044 «•		1	1
6.865% due 03/25/2037 ~		3,712	3,038
Towd Point Mortgage Funding 6.690% due 02/20/2045 •	GBP	194	246
Towd Point Mortgage Trust
3.000% due 06/25/2058 ~		$2,467	2,307
3.250% due 07/25/2056		1,100	1,069
3.750% due 10/25/2056		5,330	4,978
3.750% due 05/25/2058 ~		4,876	4,717
6.470% due 05/25/2058 •		544	554
6.470% due 10/25/2059 •		4,414	4,442

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

UBS-Barclays Commercial Mortgage Trust 0.178% due 08/10/2049 ~(a)		11,854	0
UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)		22,876	623
2.500% due 11/25/2051 ~(a)		6,709	873
5.000% due 09/25/2051 ~		8,039	7,469
5.000% due 12/25/2051 •		14,986	13,895
VASA Trust
6.726% due 07/15/2039 •		14,850	12,110
7.226% due 07/15/2039 ~		16,314	12,035
7.576% due 07/15/2039 •		11,635	7,995
Verus Securitization Trust
4.260% due 02/25/2067 þ		5,464	5,075
4.712% due 04/25/2067 ~		3,550	3,178
5.999% due 02/25/2068 þ		4,019	4,024
6.259% due 12/25/2068 þ		5,600	5,645
6.443% due 08/25/2068 þ		5,545	5,615
6.665% due 09/25/2068 þ		18,244	18,506
6.876% due 11/25/2068		3,883	3,960
7.070% due 10/25/2068 þ		14,735	15,029
Visio Trust 6.598% due 10/25/2058 þ		4,490	4,531
WaMu Commercial Mortgage Securities Trust
4.911% due 11/23/2043 ~		1,008	1,007
5.679% due 12/27/2049 ~		7,369	7,382
WaMu Mortgage Pass-Through Certificates Trust
3.270% due 01/25/2037 ~		3,643	3,097
3.769% due 07/25/2037 ~		57	47
3.777% due 03/25/2037 ~		3,794	3,322
4.063% due 12/25/2036 ~		661	564
4.549% due 07/25/2037 ~		32	27
4.697% due 12/25/2035 «~		295	256
5.240% due 01/25/2035 ~		2,816	2,552
5.782% due 04/25/2047 •		575	468
5.822% due 07/25/2047 •		462	367
6.210% due 11/25/2034 •		496	465
6.250% due 10/25/2044 •		1,711	1,617
6.262% due 01/25/2047 •		4,347	3,846
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,917
6.170% due 12/21/2049 •		9,491	12,129
6.870% due 12/21/2049 •		2,387	3,017
7.370% due 12/21/2049 •		1,193	1,499
7.870% due 12/21/2049 •		682	854
8.370% due 12/21/2049 •		682	840
Washington Mutual Mortgage Pass-Through Certificates Trust
4.052% due 09/25/2036 þ		$5,215	1,539
5.712% due 01/25/2047 •		1,318	1,054
5.750% due 11/25/2035		624	551
5.970% due 02/25/2036 ~		194	146
6.500% due 03/25/2036		6,403	4,558
Wells Fargo Alternative Loan Trust 6.000% due 03/25/2037 •		321	253
Wells Fargo Commercial Mortgage Trust 7.216% due 02/15/2037 •		6,750	6,603
Wells Fargo Mortgage-Backed Securities Trust
5.924% due 11/25/2037 ~		3,095	2,685
5.970% due 06/25/2037 «•		35	29
WSTN Trust 6.297% due 07/05/2037		15,600	15,911

Total Non-Agency Mortgage-Backed Securities (Cost $3,644,983)			3,338,242

ASSET-BACKED SECURITIES 28.1%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		3,289	3,137
ABFC Trust 6.720% due 06/25/2034 •		5,910	5,756
ACAS CLO Ltd. 6.547% due 10/18/2028 •		24,222	24,191
Accredited Mortgage Loan Trust
5.730% due 09/25/2036 •		2,896	2,857
6.190% due 09/25/2035 •		184	183
Accunia European CLO DAC 4.915% due 07/15/2030 •	EUR	1,278	1,409
ACE Securities Corp. Home Equity Loan Trust
5.590% due 02/25/2037 ~		$3,315	1,402
5.730% due 10/25/2036 •		5,394	1,853
5.770% due 12/25/2036 •		3,615	1,870
5.910% due 01/25/2037 •		4,863	1,163
6.070% due 02/25/2036 •		355	349
6.085% due 12/25/2035 •		8,439	7,783
6.150% due 07/25/2033		6,475	6,176
6.445% due 11/25/2033 •		2,121	2,068
6.640% due 02/25/2035 •		9,591	9,071

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Aegis Asset-Backed Securities Trust
6.170% due 03/25/2035 ~		2,825	2,704
6.415% due 06/25/2035 •		15,500	11,557
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 7.300% due 12/25/2034 ~		1,404	1,228
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		15,477	15,450
Ameriquest Mortgage Securities Trust 6.040% due 04/25/2036		10,000	8,759
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.635% due 06/25/2034 •		427	399
6.385% due 01/25/2035 ~		2,365	2,297
6.490% due 01/25/2036 •		5,000	4,296
Apex Credit CLO Ltd. 7.232% due 09/20/2029 •		11,875	11,825
Apidos CLO 6.997% due 01/20/2033		5,000	5,014
Arbor Realty Commercial Real Estate Notes Ltd. 6.826% due 11/15/2036 •		3,700	3,663
AREIT Trust 7.293% due 11/17/2038 ~		10,000	9,708
Ares CLO Ltd. 6.825% due 10/15/2030		12,256	12,268
Argent Securities Trust 5.770% due 07/25/2036 •		12,522	10,913
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.713% due 02/25/2034 •		346	339
6.230% due 02/25/2036 •		5,749	4,459
Asset-Backed Securities Corp. Home Equity Loan Trust
3.646% due 03/25/2036 •		1,546	1,327
4.120% due 12/25/2036 ~		9,200	8,151
5.550% due 05/25/2037 •		312	214
6.430% due 11/25/2033 •		2,462	2,390
Atlas Senior Loan Fund Ltd. 6.840% due 10/24/2031		16,900	16,888
Ayresome CDO Ltd. 5.972% due 12/08/2045 •		2,266	675
Barings CLO Ltd. 6.807% due 01/18/2035		12,300	12,263
Bayview Financial Asset Trust 5.920% due 03/25/2037 •		3,607	3,473
Bear Stearns Asset-Backed Securities Trust
5.543% due 12/25/2035 •		5,094	4,544
5.770% due 11/25/2036 ~		1,310	1,271
5.920% due 06/25/2036		12,139	11,060
5.950% due 07/25/2036 •		1,446	1,438
6.325% due 07/25/2034 •		6,826	6,607
6.500% due 09/25/2046		16,186	4,190
6.670% due 06/25/2036 •		4,343	4,332
Benefit Street Partners CLO Ltd.
6.735% due 07/15/2032 ~		3,200	3,186
7.155% due 10/15/2030 •		17,500	17,437
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •		27,055	27,028
Black Diamond CLO DAC 4.853% due 01/20/2032 •	EUR	1,693	1,858
Blackrock European CLO DAC 4.585% due 10/15/2031 ~		6,776	7,364
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		497	519
4.685% due 01/15/2031 •		5,662	6,182
BNC Mortgage Loan Trust
5.690% due 03/25/2037 ~		$29,581	23,031
5.760% due 05/25/2037 •		10,000	8,051
BNPP AM Euro CLO DAC 4.615% due 10/15/2031 •	EUR	246	268
Cairn CLO DAC 4.745% due 10/15/2031 •		4,997	5,426
Carlyle Euro CLO DAC 4.665% due 01/15/2031 •		6,644	7,263
Carlyle Global Market Strategies CLO Ltd.
6.691% due 05/15/2031		$6,972	6,965
6.699% due 07/27/2031 •		4,293	4,290
Carrington Mortgage Loan Trust 5.690% due 10/25/2036 •		11,809	10,210
Carvana Auto Receivables Trust
5.710% due 07/10/2029		4,270	4,346
5.820% due 08/10/2028		5,900	5,978
6.090% due 11/10/2026		5,200	5,212
Cedar Funding CLO Ltd. 6.677% due 01/20/2031 •		2,357	2,355
Centerline Logistics Corp.
9.250% due 12/15/2027 «		5,561	5,574
9.750% due 12/15/2027 «		6,933	6,939
Centex Home Equity Loan Trust 6.430% due 03/25/2035 •		1,653	1,589

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

CIFC Funding Ltd.
6.528% due 04/19/2029		11,993	11,971
6.710% due 04/24/2030 •		6,545	6,531
6.757% due 07/18/2031 •		8,698	8,720
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		5,738	5,678
Citicorp Residential Mortgage Trust 4.579% due 06/25/2037 þ		8,529	6,631
Citigroup Mortgage Loan Trust
5.650% due 01/25/2037 ~		2,425	1,683
5.730% due 08/25/2036 •		741	739
5.730% due 07/25/2045 •		5,329	3,681
5.770% due 12/25/2036 •		2,918	1,166
5.790% due 09/25/2036 •		2,225	1,616
6.070% due 10/25/2036 •		5,860	3,443
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 6.415% due 10/25/2034 •		1,619	1,556
Citigroup Mortgage Loan Trust, Inc. 6.145% due 10/25/2035 •		1,749	1,698
College Avenue Student Loans LLC
1.600% due 07/25/2051		12,726	11,341
1.760% due 06/25/2052		9,556	8,380
2.320% due 07/26/2055		5,170	4,478
4.130% due 12/26/2047		1,693	1,624
6.670% due 12/26/2047 •		1,233	1,223
7.120% due 11/26/2046 •		2,337	2,349
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	30,000	21,124
Commonbond Student Loan Trust 1.980% due 08/25/2050		$5,223	4,533
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,650	3,733
Countrywide Asset-Backed Certificates Trust
4.357% due 02/25/2035		5,174	4,455
4.486% due 01/25/2037 •		16,600	14,673
5.610% due 06/25/2037 •		6,474	5,975
5.610% due 07/25/2037 ~		348	343
5.610% due 06/25/2047 •		19,872	17,919
5.690% due 09/25/2037 •		295	301
5.720% due 02/25/2036 •		1,056	995
5.730% due 12/25/2036 •		10,659	9,687
5.870% due 09/25/2047 •		656	613
5.910% due 07/25/2034 •		466	455
5.910% due 09/25/2047 •		1,071	1,032
5.950% due 03/25/2037 •		17,090	15,855
5.950% due 10/25/2046 ~		8,001	7,742
5.970% due 04/25/2046 •		1,938	1,861
5.990% due 09/25/2046 •		4,200	3,958
5.995% due 07/25/2036		8,065	7,919
6.025% due 07/25/2036 •		14,425	13,304
6.170% due 07/25/2034 •		6,752	6,608
6.210% due 08/25/2047 •		987	942
6.270% due 08/25/2047 •		12	12
6.370% due 10/25/2034 •		683	668
6.370% due 05/25/2036 •		1,139	1,105
6.415% due 11/25/2034 •		1,364	1,343
6.415% due 02/25/2036 •		2,340	2,304
6.490% due 10/25/2032 •		3,104	2,926
6.550% due 01/25/2036 ~		6,980	6,915
6.970% due 02/25/2035 •		1,678	1,649
CPS Auto Receivables Trust 5.000% due 03/17/2025		366	366
Credit Suisse Mortgage Capital Trust 6.870% due 11/25/2035 ~		847	883
Credit-Based Asset Servicing & Securitization CBO Ltd.
8.770% due 02/16/2041 •		248,640	3,498
8.840% due 12/15/2034 •		15,662	694
Credit-Based Asset Servicing & Securitization LLC
3.114% due 05/25/2036 •		6,451	4,125
3.786% due 12/25/2035 •		1,264	1,237
5.577% due 07/25/2037 ~		99	63
Credit-Based Asset Servicing & Securitization Trust 5.590% due 11/25/2036 •		1,931	857
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 «þ		59	9
CVC Cordatus Loan Fund DAC
4.615% due 10/15/2031 •	EUR	7,484	8,152
4.652% due 07/21/2030 •		622	678
CWHEQ Revolving Home Equity Loan Trust 5.656% due 05/15/2036 •		$687	679
Diameter Capital CLO Ltd. 0.000% due 01/15/2037 (c)		22,600	22,600
Dryden Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	5,571
4.625% due 04/15/2033 •		6,466	7,035

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

ECMC Group Student Loan Trust 6.452% due 07/25/2069 •		$5,036	4,991
Ellington Loan Acquisition Trust
6.520% due 05/25/2037 ~		2,083	2,024
6.570% due 05/25/2037 •		3,902	3,761
6.970% due 05/25/2037 •		6,450	6,221
Elmwood CLO Ltd. 7.054% due 01/17/2034		11,600	11,620
EMC Mortgage Loan Trust 6.570% due 08/25/2040 •		487	476
Encore Credit Receivables Trust 6.505% due 10/25/2035 •		3,552	3,137
Equifirst Loan Securitization Trust 5.660% due 04/25/2037 •		17,037	15,398
Euro-Galaxy CLO DAC
1.600% due 04/24/2034	EUR	2,800	2,765
4.589% due 04/24/2034 •		4,296	4,659
5.369% due 04/24/2034 •		2,200	2,350
Exeter Automobile Receivables Trust
4.680% due 05/15/2026		$8,180	8,166
6.310% due 10/15/2027		500	504
FHF Issuer Trust 6.790% due 10/15/2029		7,800	7,904
FHF Trust 5.390% due 05/15/2028		8,000	7,843
First Franklin Mortgage Loan Trust
5.630% due 11/25/2036 •		970	953
5.690% due 12/25/2037 •		1,215	1,148
5.790% due 04/25/2036 •		2,549	2,454
6.040% due 02/25/2036 •		5,500	5,104
6.220% due 12/25/2035 ~		8,628	8,304
6.280% due 10/25/2035		6,215	6,701
6.415% due 06/25/2034		3,362	3,232
7.120% due 01/25/2035 •		5,671	5,389
Flagship Credit Auto Trust 5.280% due 12/15/2025		5,500	5,491
Fremont Home Loan Trust
5.610% due 01/25/2037 •		16,787	8,274
5.790% due 05/25/2036 •		15,737	9,184
5.790% due 08/25/2036 •		25,159	8,095
6.400% due 04/25/2035 •		6,447	6,158
Galaxy CLO Ltd. 6.625% due 10/15/2030 •		13,142	13,127
GE-WMC Mortgage Securities Trust 5.770% due 08/25/2036 •		12,936	5,379
Generate CLO Ltd.
7.215% due 10/20/2036		31,600	31,600
Goldentree Loan Management U.S. CLO Ltd. 6.736% due 04/20/2035		1,660	1,652
Golub Capital Partners CLO Ltd. 6.697% due 04/20/2031		3,793	3,798
Goodgreen Trust 3.930% due 10/15/2053 ~		5,118	4,529
GPMT Ltd.
7.073% due 07/16/2035 ~		15,000	14,678
7.423% due 07/16/2035 •		5,000	4,824
7.873% due 07/16/2035 •		10,000	9,409
Greystone Commercial Real Estate Notes Ltd. 6.656% due 09/15/2037 •		2,308	2,304
GSAA Home Equity Trust
5.825% due 06/25/2036		14,476	3,845
5.930% due 04/25/2047 •		5,821	2,779
5.950% due 12/25/2036		4,341	1,640
5.985% due 06/25/2036 ~		632	168
6.000% due 10/25/2037 «		149	118
6.032% due 05/25/2037 þ		7,943	3,602
6.070% due 05/25/2047 •		289	177
6.115% due 06/25/2035		1,449	1,424
6.190% due 06/25/2035		5,440	5,204
7.345% due 02/25/2035 •		900	884
GSAMP Trust
5.590% due 12/25/2036 •		777	367
5.610% due 12/25/2036 •		5,497	2,890
5.770% due 08/25/2036 •		10,552	8,223
6.355% due 07/25/2045 •		4,400	3,905
Harvest CLO DAC 4.673% due 10/20/2031 •	EUR	7,379	8,026
Harvest SBA Loan Trust 7.707% due 08/25/2044 •		$2,229	2,212
Hildene TruPS Securitization Ltd. 7.028% due 10/10/2038 •		15,656	15,539
Home Equity Asset Trust
6.175% due 01/25/2036 •		13,946	13,055
6.445% due 12/25/2034 •		962	953
Home Equity Loan Trust 5.810% due 04/25/2037 •		600	500

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust
5.710% due 04/25/2037 •		5,753	3,721
5.950% due 08/25/2036 •		7,500	6,656
HSI Asset Securitization Corp. Trust
5.620% due 12/25/2036 •		4,192	3,750
5.660% due 01/25/2037 •		2,267	1,578
5.670% due 07/25/2036 ~		6,804	2,922
6.250% due 11/25/2035 •		697	639
ICG U.S. CLO Ltd.
6.670% due 04/25/2031		1,677	1,679
6.800% due 01/24/2032		1,000	999
IndyMac INDB Mortgage Loan Trust 5.610% due 07/25/2036 •		10,760	3,347
Invitation Homes Trust 6.576% due 01/17/2038 •		37,799	37,804
JP Morgan Mortgage Acquisition Corp.
5.980% due 02/25/2036 •		3,625	3,552
6.400% due 12/25/2035		920	888
JP Morgan Mortgage Acquisition Trust
4.724% due 11/25/2036 •		4,000	4,089
5.680% due 10/25/2036 ~		700	688
Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,680
4.565% due 04/15/2030 •		1,742	1,906
4.575% due 04/15/2030 ~		5,006	5,494
4.615% due 04/15/2031 •		4,600	5,004
KKR CLO Ltd.
7.055% due 04/15/2031 •		$11,700	11,586
7.257% due 07/18/2030 •		19,500	19,530
KKR CLO Trust 6.845% due 10/15/2034		6,700	6,706
Laurelin DAC 1.800% due 10/20/2031	EUR	10,500	10,610
LCCM Trust 6.926% due 11/15/2038 ~		$26,200	26,024
Lehman XS Trust
5.710% due 02/25/2037 •		4,837	4,694
5.790% due 02/25/2037 ~		1,796	1,741
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		2,140	2,121
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		3,181	3,140
Lockwood Grove CLO Ltd.
6.810% due 01/25/2030		18,522	18,541
7.310% due 01/25/2030		2,700	2,705
Long Beach Mortgage Loan Trust
5.760% due 07/25/2036 •		9,135	6,378
5.770% due 05/25/2036 •		1,586	855
5.790% due 09/25/2036 •		23,890	6,662
5.790% due 10/25/2036 •		18,870	5,980
5.910% due 06/25/2034		711	689
6.175% due 11/25/2035 •		8,231	7,405
6.265% due 06/25/2034 ~		42	41
6.385% due 08/25/2035 ~		3,000	2,652
6.745% due 02/25/2035 •		2,285	2,229
Madison Park Funding Ltd. 6.619% due 07/27/2031 •		5,059	5,056
Magnetite Ltd.
6.777% due 07/20/2031		2,286	2,287
6.935% due 10/25/2033		34,800	34,847
Man GLG Euro CLO DAC 4.835% due 01/15/2030 •	EUR	393	434
MAPS Ltd. 4.212% due 05/15/2043		$3,307	2,968
Marathon CLO Ltd. 6.805% due 04/15/2029 •		3,443	3,447
Marlette Funding Trust 7.130% due 12/15/2033		15,331	15,510
MASTR Asset-Backed Securities Trust
5.700% due 01/25/2037 •		10,306	2,929
5.710% due 10/25/2036 •		8,220	7,200
5.770% due 06/25/2036 •		9,468	3,423
5.790% due 10/25/2036 •		2,114	1,054
5.830% due 02/25/2036 •		4,869	1,867
6.050% due 12/25/2035 ~		114	111
6.220% due 10/25/2035 •		4,513	4,224
6.250% due 02/25/2034 ~		867	872
6.520% due 05/25/2035 •		3,080	2,964
Merrill Lynch Mortgage Investors Trust
5.690% due 08/25/2037 •		444	229
5.750% due 04/25/2047 •		10,912	4,447
5.760% due 08/25/2037 •		9,203	8,279
5.770% due 08/25/2037 •		24,011	12,421
5.850% due 04/25/2047 •		4,647	1,894
6.190% due 06/25/2035 «•		160	158

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

MF1 Ltd. 7.223% due 10/16/2036 ~	10,000	9,677
MF1 Multifamily Housing Mortgage Loan Trust 6.676% due 07/15/2036 •	20,000	19,692
MFA Trust 2.363% due 03/25/2060 þ	2,954	2,916
MKS CLO Ltd. 6.867% due 01/20/2031	7,299	7,306
Morgan Stanley ABS Capital, Inc. Trust
3.938% due 01/25/2035 •	7,910	7,024
5.530% due 05/25/2037 •	3,779	2,762
5.570% due 10/25/2036 •	6,586	2,842
5.680% due 01/25/2037 •	3,882	1,726
5.930% due 09/25/2036 •	5,049	2,162
6.355% due 11/25/2034 •	1,953	1,858
6.400% due 07/25/2034 •	91	91
6.445% due 02/25/2035	6,058	4,503
6.520% due 04/25/2035 •	165	156
9.270% due 02/25/2047 ~	4,328	3,527
Morgan Stanley IXIS Real Estate Capital Trust
5.540% due 11/25/2036 •	9,587	3,216
5.620% due 11/25/2036 •	14,729	4,944
5.770% due 07/25/2036 •	16,508	6,652
Morgan Stanley Mortgage Loan Trust
5.950% due 04/25/2037 •	1,462	409
6.226% due 10/25/2036 þ	2,318	678
Mountain View CLO LLC 6.745% due 10/16/2029 •	5,215	5,217
Nassau Ltd.
6.805% due 10/15/2029 •	3,085	3,084
6.805% due 07/15/2031	13,138	13,139
Navient Private Education Refi Loan Trust
1.690% due 05/15/2069	6,171	5,621
4.000% due 12/15/2059	3,238	3,127
Navient Student Loan Trust 6.252% due 07/26/2066 •	9,937	9,918
Nelnet Student Loan Trust
6.640% due 02/20/2041	14,670	14,890
7.538% due 02/20/2041	15,707	15,740
Neuberger Berman CLO Ltd. 6.717% due 04/20/2031 •	8,100	8,094
New Century Home Equity Loan Trust 6.415% due 06/25/2035 •	4,348	4,385
NovaStar Mortgage Funding Trust 7.570% due 12/25/2034 «•	120	100
Option One Mortgage Loan Trust
5.600% due 07/25/2037 •	2,238	1,424
5.650% due 04/25/2037 •	164	92
6.205% due 05/25/2035 •	2,810	2,656
Option One Mortgage Loan Trust Asset-Backed Certificates 6.160% due 11/25/2035 •	7,242	6,833
Oxford Finance Funding LLC 3.602% due 02/15/2030	15,000	14,310
OZLM Ltd.
7.377% due 10/20/2031 •	4,885	4,875
7.377% due 07/20/2032 •	9,750	9,713
Pagaya AI Debt Selection Trust
6.159% due 05/15/2030 «	21,129	21,108
7.228% due 07/15/2031	2,500	2,508
PAGAYA AI Debt Trust 6.664% due 03/15/2030	1,751	1,756
Pagaya AI Debt Trust
7.656% due 05/15/2030 «	500	501
7.962% due 12/16/2030	2,306	2,335
Palisades CDO Ltd. 6.324% due 07/22/2039 •	1,299	1,267
Palmer Square CLO Ltd.
6.736% due 04/20/2035	10,770	10,704
6.963% due 10/20/2033	41,300	41,343
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.595% due 10/25/2034 ~	14,309	14,069
7.345% due 09/25/2034 •	205	200
7.570% due 09/25/2034 •	9,202	7,913
People's Choice Home Loan Securities Trust 6.355% due 06/25/2034 •	3,102	3,020
Popular ABS Mortgage Pass-Through Trust 5.965% due 07/25/2036 •	4,932	4,595
PRET LLC
1.744% due 07/25/2051 þ	8,189	7,907
1.868% due 07/25/2051 þ	9,760	9,435
1.992% due 02/25/2061 þ	9,511	9,302
2.240% due 09/27/2060 þ	4,584	4,607
2.487% due 07/25/2051 þ	11,227	11,086
2.487% due 10/25/2051 ~	3,326	3,269
5.240% due 04/25/2052 þ	26,275	25,814
8.112% due 11/25/2053 þ	9,664	9,823

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

8.232% due 09/25/2053 þ		23,901	24,413
PRPM LLC 6.878% due 02/25/2028 ~		9,268	9,368
RAAC Trust
6.070% due 06/25/2044 •		24	20
6.170% due 03/25/2034 «•		38	37
6.970% due 09/25/2047 •		4,580	4,389
Ready Capital Mortgage Financing LLC
6.770% due 04/25/2038 •		5,000	4,877
7.220% due 04/25/2038 •		10,000	9,887
7.720% due 04/25/2038 •		5,000	4,893
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ		9,077	3,156
5.608% due 05/25/2036 þ		6,712	3,202
5.746% due 05/25/2036 þ		2,134	1,043
5.951% due 05/25/2035 þ		6,000	6,007
6.011% due 05/25/2036 þ		3,091	1,578
6.166% due 05/25/2036 þ		3,374	1,765
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		17,265	15,720
4.320% due 09/25/2030		6,926	6,623
7.130% due 01/26/2032		11,256	11,328
Residential Asset Mortgage Products Trust
6.150% due 12/25/2035 •		6,896	6,047
6.160% due 10/25/2035 •		32	32
6.520% due 07/25/2035		2,500	2,173
6.720% due 10/25/2034 •		9,220	8,409
Residential Asset Securities Corp. Trust
5.930% due 06/25/2036 ~		7,672	7,393
6.170% due 06/25/2035 «•		120	117
6.475% due 05/25/2035 •		3,729	3,662
6.505% due 08/25/2035 •		11,600	11,036
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		6,939	6,186
Saranac CLO Ltd. 7.233% due 06/22/2030 •		5,234	5,241
Saxon Asset Securities Trust
1.458% due 11/25/2035 •		2,494	2,415
5.780% due 09/25/2037 •		1,193	1,125
5.905% due 09/25/2036 •		3,000	2,821
SBNA Auto Lease Trust 6.520% due 04/20/2028		3,400	3,481
SCCU Auto Receivables Trust
5.700% due 10/16/2028		5,100	5,136
5.700% due 08/15/2029		2,800	2,829
Securitized Asset-Backed Receivables LLC Trust
5.590% due 09/25/2036 •		2,566	1,721
5.650% due 07/25/2036 ~		3,096	1,071
5.790% due 09/25/2036 •		22,417	15,033
5.950% due 09/25/2036 ~		4,100	2,750
6.085% due 01/25/2035 •		8,540	7,978
SLM Student Loan Trust
4.475% due 12/15/2033 •	EUR	713	729
4.506% due 07/25/2039 •		544	565
6.196% due 10/25/2029 •		$824	824
SMB Private Education Loan Trust
1.290% due 07/15/2053		3,806	3,435
2.310% due 01/15/2053		6,102	5,651
4.550% due 02/16/2055		27,320	25,883
4.950% due 02/16/2055		11,680	10,936
7.188% due 05/16/2050 •		2,546	2,562
SoFi Professional Loan Program LLC 2.650% due 09/25/2040		163	156
SoFi Professional Loan Program Trust 1.030% due 08/17/2043		10,507	8,930
Sound Point CLO Ltd.
6.620% due 07/25/2030 ~		5,734	5,727
7.477% due 07/20/2032 •		9,250	9,242
Soundview Home Loan Trust
5.580% due 01/25/2037 •		2,437	1,736
5.640% due 07/25/2037 •		258	221
5.970% due 06/25/2036 •		8,667	8,434
6.030% due 05/25/2036 •		12,326	11,831
6.460% due 06/25/2035 ~		3,526	3,294
Specialty Underwriting & Residential Finance Trust
5.770% due 09/25/2037 ~		962	661
5.820% due 03/25/2037 •		283	154
Start Ltd. 4.089% due 03/15/2044		3,162	2,876
Starwood Commercial Mortgage Trust
6.556% due 07/15/2038 ~		9,310	9,212
7.273% due 04/18/2038 •		5,000	4,771
7.573% due 04/18/2038 •		7,825	6,937
Store Master Funding LLC 4.290% due 10/20/2048		4,079	3,843

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Structured Asset Investment Loan Trust
5.643% due 07/25/2036 •	6,284	3,761
6.070% due 04/25/2036 •	35,677	18,898
6.235% due 08/25/2035 •	3,168	3,039
6.270% due 04/25/2034 •	3,081	2,992
Structured Asset Securities Corp. Mortgage Loan Trust
5.605% due 07/25/2036 •	276	275
5.605% due 02/25/2037 •	11,427	10,773
5.790% due 12/25/2036 ~	20,288	18,880
5.890% due 02/25/2037 •	4,941	4,762
6.475% due 11/25/2035 •	500	492
Symphony CLO Ltd. 7.002% due 04/25/2034	25,100	25,131
Taberna Preferred Funding Ltd.
5.994% due 05/05/2038 ~	904	859
6.014% due 12/05/2036 •	28,841	25,236
6.084% due 11/05/2035 •	1,622	1,508
TCI-Symphony CLO Ltd. 7.205% due 10/13/2032 •	18,530	18,425
Terwin Mortgage Trust 5.970% due 05/25/2038 •	5,063	2,567
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ	14,985	13,003
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~	130	130
Tralee CLO Ltd. 7.490% due 10/25/2032 •	3,425	3,422
Tropic CDO Ltd.
5.975% due 07/15/2036 •	9,038	8,360
6.405% due 04/15/2034 •	82	82
U.S. Capital Funding Ltd. 5.948% due 10/10/2040 •	660	590
Upstart Pass-Through Trust
4.300% due 05/20/2030	1,776	1,734
7.900% due 10/20/2028	5,110	5,174
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	2,211	2,161
Venture CLO Ltd.
6.535% due 04/15/2027 •	1,473	1,473
6.631% due 09/07/2030 •	16,743	16,712
6.715% due 07/15/2031 •	5,613	5,614
7.402% due 07/30/2032 •	14,200	14,188
Vibrant CLO Ltd.
7.262% due 06/20/2029	6,600	6,605
7.377% due 07/20/2032 •	12,125	12,069
7.427% due 07/20/2032 •	23,200	23,134
VMC Finance LLC
6.923% due 06/16/2036 •	6,000	5,769
7.273% due 06/16/2036 •	7,000	6,470
7.723% due 06/16/2036 •	3,000	2,670
Voya CLO Ltd. 7.105% due 10/15/2030 •	4,000	3,981
Wells Fargo Home Equity Asset-Backed Securities Trust 7.570% due 11/25/2035 ~	12,824	12,405
Westlake Automobile Receivables Trust 3.340% due 06/15/2026	5,000	4,915
Whitehorse Ltd. 6.905% due 10/15/2031	23,200	23,234
Wind River CLO Ltd. 7.305% due 07/15/2031 •	13,250	13,190

Total Asset-Backed Securities (Cost $2,569,981)		2,434,544

SHORT-TERM INSTRUMENTS 0.4%
U.S. TREASURY BILLS 0.4%
5.391% due 01/25/2024 - 03/28/2024 (d)(e)(j)(l)	34,663	34,402

Total Short-Term Instruments (Cost $34,402)		34,402

Total Investments in Securities (Cost $20,108,114)		19,389,955

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	2,570,122	25,000

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $24,995)	25,000

Total Investments in Affiliates (Cost $24,995)	25,000

Total Investments 224.1% (Cost $20,133,109)	$19,414,955
Financial Derivative Instruments (i)(k) 1.1%(Cost or Premiums, net $434,410)	94,964
Other Assets and Liabilities, net (125.2)%	(10,848,004)

Net Assets 100.0%	$8,661,915

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		Principal only security.
(c)		When-issued security.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Principal amount of security is adjusted for inflation.
(g)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Seasoned Credit Risk Transfer Trust	4.000%	07/25/2056	05/03/2022 - 05/10/2022	$2,964	$2,943	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

CIB	5.500%	11/20/2023	01/16/2024	$(128,464)		$(129,307)
FAR	5.490	11/13/2023	01/16/2024	(1,186,185)		(1,195,230)
	5.520	12/13/2023	01/16/2024	(154,041)		(154,513)
MSC	5.550	12/13/2023	01/16/2024	(43,334)		(43,468)

Total Reverse Repurchase Agreements						$(1,522,518)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable for Sale-Buyback Transactions(2)

UBS	5.480%	12/18/2023	01/12/2024	$(2,477)		$(2,482)

Total Sale-Buyback Transactions						$(2,482)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (54.1)%
Ginnie Mae, TBA		2.000%	01/01/2054	$82,000	$(67,370)	$(69,447)
Ginnie Mae, TBA		2.500	01/01/2054	423,700	(350,810)	(370,705)
Uniform Mortgage-Backed Security, TBA		1.500	01/01/2039	9,500	(8,090)	(8,258)
Uniform Mortgage-Backed Security, TBA		2.000	01/01/2039	229,900	(200,454)	(206,156)
Uniform Mortgage-Backed Security, TBA		2.000	01/01/2054	308,350	(251,943)	(252,076)
Uniform Mortgage-Backed Security, TBA		2.000	02/01/2054	393,300	(314,976)	(321,891)
Uniform Mortgage-Backed Security, TBA		2.500	01/01/2054	110,187	(93,943)	(93,754)
Uniform Mortgage-Backed Security, TBA		2.500	02/01/2054	745,235	(621,212)	(634,905)
Uniform Mortgage-Backed Security, TBA		3.000	01/01/2039	29,425	(27,376)	(27,746)
Uniform Mortgage-Backed Security, TBA		3.000	01/01/2054	166,860	(139,424)	(147,625)
Uniform Mortgage-Backed Security, TBA		3.000	02/01/2054	595,130	(510,475)	(527,085)
Uniform Mortgage-Backed Security, TBA		3.000	03/01/2054	733,450	(653,000)	(650,392)
Uniform Mortgage-Backed Security, TBA		3.500	02/01/2054	278,690	(254,087)	(255,959)
Uniform Mortgage-Backed Security, TBA		4.000	01/01/2039	18,200	(17,692)	(17,859)
Uniform Mortgage-Backed Security, TBA		4.000	02/01/2039	102,100	(100,026)	(100,218)
Uniform Mortgage-Backed Security, TBA		4.500	02/01/2054	18,500	(17,605)	(17,946)
Uniform Mortgage-Backed Security, TBA		6.000	01/01/2054	126,100	(128,021)	(128,051)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Uniform Mortgage-Backed Security, TBA						6.000	02/01/2054	839,900	(851,359)	(852,859)

Total Short Sales (54.1)%									$(4,607,863)	$(4,682,932)

(h)	Securities with an aggregate market value of $1,640,514 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(1,478,306) at a weighted average interest rate of 5.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	11,714	$2,771,606	$(18,157)		$146	$0
3-Month SOFR Active Contract September Futures				12/2025	84	20,349	147		8	0
U.S. Treasury 5-Year Note March Futures				03/2024	100	10,877	234		9	0
U.S. Treasury 10-Year Note March Futures				03/2024	11,194	1,263,698	36,588		0	0

							$18,812		$163	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2025	612	$(147,293)	$(1,471)		$0	$(53)
3-Month SOFR Active Contract June Futures				09/2024	3,182	(759,583)	(3,620)		0	(159)
3-Month SOFR Active Contract March Futures				06/2024	543	(128,983)	433		0	(14)
3-Month SOFR Active Contract September Futures				12/2024	3,864	(926,442)	2,425		0	(290)
30-Day Fed Fund February Futures				02/2024	413	(163,002)	1,249		0	0
U.S. Treasury 5-Year Note March Futures				03/2024	101	(10,986)	(270)		0	(9)
U.S. Treasury 10-Year Note March Futures				03/2024	640	(72,250)	(2,281)		0	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2024	101	(13,493)	(1,144)		54	0

							$(4,679)		$54	$(525)

Total Futures Contracts							$14,133		$217	$(525)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	2.000%	Annual	12/21/2024	$1,864,400	$83,891	$(32,069)	$51,822	$536	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	03/03/2025	905,300	333	36,291	36,624	301	0
Receive	1-Day USD-SOFR Compounded-OIS	1.400	Semi-Annual	04/05/2025	905,300	479	47,067	47,546	297	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025	905,300	454	43,878	44,332	226	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	2,349,375	11,061	31,471	42,532	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	22,000	178	(234)	(56)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	126,500	(93)	2,552	2,459	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	28,950	575	(398)	177	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	7,400	22	(406)	(384)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	2,728,840	83,336	(57,140)	26,196	930	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	187,800	(6,091)	(966)	(7,057)	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	4.123	Annual	10/06/2030	125,000	(569)	4,989	4,420	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	166,800	(951)	6,831	5,880	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	156,300	(653)	6,333	5,680	3	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	71,000	(284)	2,908	2,624	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	204,000	(1,025)	8,691	7,666	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	70,000	(254)	3,015	2,761	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.320	Annual	10/10/2030	28,400	(86)	1,445	1,359	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	15,600	(110)	582	472	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	1,496,600	140,696	75,341	216,037	1,077	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	258,700	22,630	6,527	29,157	220	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	144,900	(7,348)	679	(6,669)	585	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	780	870	25	0
Receive	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	17,500	184	(1,101)	(917)	195	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,000	111	822	933	38	0

Total Swap Agreements	$326,576	$187,888	$514,464	$4,449	$(131)

(j)

Securities with an aggregate market value of $75,749 and cash of $23,633 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	3,686	$4,681	$0	$(17)
BPS	01/2024	EUR	1,409	1,532	0	(24)
01/2024	GBP	14,051	17,823	0	(88)
CBK	01/2024	$1,251	GBP	988	9	0
GLM	01/2024	CAD	30,892	$22,732	0	(584)
MBC	01/2024	$1,372	GBP	1,078	2	0
UAG	01/2024	EUR	92,903	$102,190	0	(394)
01/2024	GBP	76,343	96,614	0	(700)

Total Forward Foreign Currency Contracts	$11	$(1,807)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	05/28/2024	$372,800	$444	$132
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.310	01/08/2024	94,900	693	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.015	01/11/2024	14,600	105	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.510	01/17/2024	29,400	97	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.397	01/19/2024	9,200	28	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.010	01/23/2024	11,200	13	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/24/2024	9,200	27	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/13/2025	333,000	2,248	857
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.103	03/06/2024	25,900	137	154
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	267,500	1,792	2,594
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/22/2025	83,000	759	2,250
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	02/21/2024	405,500	411	14
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	02/21/2024	948,100	746	8
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	143,500	3,014	1,171
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	143,500	3,014	848

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	03/17/2025	83,000	452	759
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/27/2024	332,400	1,388	795
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	1,742
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.509	02/06/2024	93,900	460	1,131
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	91,900	666	963
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/20/2024	211,000	1,834	2,433
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	678,000	907	929
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	658,000	1,489	3,435
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	498,000	585	140
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.045	01/08/2024	171,500	590	3
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/19/2024	61,900	1,262	1,802
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	08/19/2024	61,900	1,262	347
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/21/2025	47,900	438	573
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	03/25/2025	166,200	3,357	6,321
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	7,100	190	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	7,100	190	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	85,500	817	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.995	01/16/2024	78,700	767	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.376	01/19/2024	4,700	14	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.016	01/23/2024	18,100	24	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	264,500	1,891	2,676
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.953	02/21/2024	21,700	67	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.901	02/23/2024	95,500	287	6
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	122,500	992	1,531
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	122,500	894	1,583
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.250	11/29/2024	238,500	5,698	2,472
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/03/2025	264,200	1,559	651
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	19,300	112	53
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.575	02/23/2024	95,500	387	1
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	04/26/2024	372,600	214	21
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/29/2024	27,100	573	114
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/29/2024	27,100	573	640
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	588,000	1,142	3,070
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/18/2024	837,000	879	18
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	04/26/2024	550,400	316	31
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	381,500	768	106
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	189,500	341	91
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	05/03/2024	164,400	3,576	781
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	05/03/2024	164,400	3,576	5,059
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.365	08/19/2024	66,900	1,237	1,641
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.265	08/19/2024	66,900	1,237	337
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	05/29/2025	215,000	2,000	3,026
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/12/2024	46,100	410	492

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	03/03/2025	472,000	755	233
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.705	01/08/2024	12,700	57	197
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.118	03/06/2024	33,800	179	209
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/28/2025	52,700	532	640
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	172,200	715	386
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/13/2025	258,500	1,396	665
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/16/2025	120,600	1,367	3,252
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	1,186,500	943	1,580
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/14/2024	366,900	191	28
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	05/28/2024	414,000	468	146
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	06/14/2024	428,500	664	164
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	214,000	351	125
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	590,600	650	185
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.548	02/06/2024	62,600	501	842
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.560	02/06/2024	101,000	480	1,406
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.905	02/06/2024	116,400	419	188
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.285	03/04/2024	81,000	1,527	743
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	03/04/2024	81,000	1,527	192
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.118	03/06/2024	41,500	216	256
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	142,000	3,053	315
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	142,000	3,053	4,213
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	143,500	3,003	497
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	143,500	3,003	3,312
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	112,100	2,479	514
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	112,100	2,479	2,378
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	03/21/2025	170,400	1,568	2,908
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/12/2024	20,000	48	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.915	02/22/2024	19,000	58	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	21,600	160	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.580	09/26/2024	198,500	3,342	1,825
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	09/26/2024	198,500	6,301	6,095
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/03/2025	153,300	724	378
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/30/2025	166,800	792	466
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/16/2025	58,100	590	1,567
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/22/2025	66,500	662	1,802
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/22/2025	169,600	2,103	2,859
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/07/2024	216,300	173	15
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/10/2024	426,000	277	31
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.080	04/19/2024	183,400	3,998	1,335
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.080	04/19/2024	183,400	3,998	3,846
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/18/2025	95,400	849	1,131
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/28/2025	120,800	1,175	1,466
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	03/03/2025	93,000	902	1,132

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	03/14/2025	93,100	577	848
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	9,700	8	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.370	02/07/2024	5,000	8	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/14/2025	139,700	1,760	3,753

$120,364	$107,939

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

SAL	Call - OTC Fannie Mae 6.000% due 03/01/2054	$103.328	03/06/2024	$	113,000	$17	$160
Call - OTC Fannie Mae 6.500% due 03/01/2054	103.094	03/06/2024	176,000	124	526
Call - OTC Fannie Mae 6.500% due 03/01/2054	103.156	03/06/2024	179,000	140	500

$281	$1,186

Total Purchased Options	$120,645	$109,125

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	01/13/2025	$166,500	$(1,249)	$(843)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	658,000	(724)	(874)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	03/25/2025	166,200	(1,886)	(3,787)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	588,000	(547)	(781)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	03/18/2024	837,000	(408)	(5)

$(4,814)	$(6,290)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	$97.891	01/09/2024	$	22,000	$(86)	$(249)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.813	01/09/2024	6,000	(33)	(18)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.094	02/06/2024	16,500	(66)	(134)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	96.828	01/09/2024	13,500	(72)	(288)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	99.227	02/06/2024	11,000	(60)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	11,000	(41)	(80)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.406	01/09/2024	10,500	(48)	(75)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.828	01/09/2024	4,000	(16)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.891	01/09/2024	150,000	(703)	(597)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.391	02/06/2024	133,000	(395)	(190)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2054	100.258	02/06/2024	95,000	(512)	(671)
SAL	Call - OTC Fannie Mae 5.500% due 03/01/2054	102.234	03/06/2024	113,000	(150)	(194)
Call - OTC Fannie Mae 6.000% due 03/01/2054	102.188	03/06/2024	176,000	(330)	(740)
Call - OTC Fannie Mae 6.000% due 03/01/2054	102.266	03/06/2024	179,000	(336)	(703)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	21,500	(118)	(96)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	21,500	(112)	(117)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	96.797	01/09/2024	20,000	(106)	(432)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	97.078	01/09/2024	84,500	(607)	(1,595)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.469	01/09/2024	18,000	(83)	(120)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.813	01/09/2024	6,000	(28)	(18)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.195	01/09/2024	134,400	(499)	(343)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.656	01/09/2024	84,500	(198)	(99)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	10,000	(26)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	17,000	(45)	(32)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	98.313	02/06/2024	117,500	(459)	(1,403)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	98.391	02/06/2024	118,000	(479)	(1,348)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	17,000	(29)	(30)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 02/01/2054	101.375	02/06/2024	78,000	(158)	(105)

$(5,795)	$(9,708)

Total Written Options	$(10,609)	$(15,998)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,543	$(532)	$416	$0	$(116)
ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,900	(1,021)	867	0	(154)
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	247	(69)	59	0	(10)
SAL	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	2,469	(580)	483	0	(97)

Total Swap Agreements	$(2,202)	$1,825	$0	$(377)

(l)

Securities with an aggregate market value of $10,998 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$561	$0	$561
Corporate Bonds & Notes
Banking & Finance	0	7,004	0	7,004
Industrials	0	2,847	0	2,847
Utilities	0	11,429	0	11,429
U.S. Government Agencies	0	13,455,787	21,016	13,476,803
U.S. Treasury Obligations	0	84,123	0	84,123
Non-Agency Mortgage-Backed Securities	0	3,295,136	43,106	3,338,242
Asset-Backed Securities	0	2,399,772	34,772	2,434,544
Short-Term Instruments
U.S. Treasury Bills	0	34,402	0	34,402

$0	$19,291,061	$98,894	$19,389,955
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,000	$0	$0	$25,000

Total Investments	$25,000	$19,291,061	$98,894	$19,414,955

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,682,932)	$0	$(4,682,932)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,666	0	4,666
Over the counter	0	109,136	0	109,136

$0	$113,802	$0	$113,802
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Exchange-traded or centrally cleared				0		(656)		0	(656)
Over the counter				0		(17,805)		(377)	(18,182)

				$0		$(18,461)		$(377)	$(18,838)

Total Financial Derivative Instruments				$0		$95,341		$(377)	$94,964

Totals				$25,000		$14,703,470		$98,517	$14,826,987

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (2)

Investments in Securities, at Value
U.S. Government Agencies	$139,648	$184,653	$(129,608)	$(101)	$0	$(1,773)	$0	$(171,803)	$21,016	$(110)
Non-Agency Mortgage-Backed Securities	81,858	37,276	(75,336)	(45)	(141)	(4,954)	4,448	0	43,106	(1,083)
Asset-Backed Securities	11,614	96,325	(75,229)	1	12	981	1,068	0	34,772	22

	$233,120	$318,254	$(280,173)	$(145)	$(129)	$(5,746)	$5,516	$(171,803)	$98,894	$(1,171)
Financial Derivative Instruments - Liabilities
Over the counter	$0	$380	$0	$0	$0	$0	$(757)	$0	$(377)	$0

Totals	$233,120	$318,634	$(280,173)	$(145)	$(129)	$(5,746)	$4,759	$(171,803)	$98,517	$(1,171)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
U.S. Government Agencies		$21,016	IO Weighted Average Life Approach			Base Price			5.469	—
Non-Agency Mortgage-Backed Securities		40,781	Discounted Cash Flow			Discount Rate			5.691 - 6.563	5.790
		2,325	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Asset-Backed Securities		650	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
		34,122	Proxy Pricing			Base Price			99.700 - 100.000	99.813
Financial Derivative Instruments - Liabilities
Over the counter		(377)	Indicative Market Quotation			Broker Quote			92.500 - 96.000	94.923

Total		$98,517

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 196.2% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd. 6.482% (US0003M + 0.860%) due 07/03/2033 ~	$82	$78

Total Corporate Bonds & Notes (Cost $69)		78

U.S. GOVERNMENT AGENCIES 172.3%
Fannie Mae
0.000% due 04/25/2043 - 10/25/2045 •	420	322
0.000% due 07/25/2043 ~	328	242
0.000% due 07/25/2044 - 08/25/2055 ~(a)	816	46
0.148% due 06/25/2044 •(a)	226	21
0.200% due 02/25/2043 •(a)	125	1
0.548% due 11/25/2049 •(a)	75	11
1.133% due 11/25/2035 •(a)	405	33
2.000% due 08/25/2042	570	483
2.242% due 01/25/2031 ~(a)	1,713	136
2.500% due 07/01/2046 - 12/01/2046	221	191
2.500% due 02/25/2051 (a)	600	97
2.944% due 07/25/2039	130	118
3.000% due 07/25/2045 - 02/01/2057	1,285	1,029
3.000% due 04/25/2046 (a)	111	13
3.175% due 02/01/2036 •	95	94
3.255% due 08/25/2050 •	155	148
3.500% due 03/25/2044 - 01/01/2057	1,857	1,707
3.500% due 04/25/2046 (a)	39	3
3.575% due 02/01/2026	500	487
3.646% due 01/01/2035 •	8	8
3.795% due 12/01/2034 •	3	3
3.805% due 03/01/2035 •	3	3
3.969% due 02/01/2035 •	8	9
3.972% due 02/01/2035 •	13	14
3.998% due 03/01/2035 •	3	3
4.000% due 06/01/2033 - 11/25/2045	794	709
4.039% due 02/01/2035 •	6	6
4.140% due 04/01/2028	156	155
4.212% due 02/01/2035 •	3	3
4.275% due 02/01/2042 •	25	25
4.290% due 02/01/2035 •	5	5
4.385% due 04/01/2033	166	165
4.425% due 04/01/2035 •	13	13
4.490% due 04/01/2033	200	200
4.500% due 09/01/2033 - 04/01/2059	1,577	1,526
4.562% due 04/01/2033 •	8	9
4.590% due 06/01/2033	335	338
4.638% due 09/01/2041 •	36	37
4.680% due 06/01/2030	1,480	1,491
4.700% due 04/01/2033	313	316
4.754% due 07/01/2035 •	5	5
4.770% due 12/01/2029	90	91
4.785% due 03/01/2035 •	1	1
5.005% due 05/01/2035 •	17	18
5.205% due 05/01/2035 •	25	26
5.260% due 05/25/2035 ~	29	30
5.456% due 05/01/2038 •	191	197
5.458% due 07/01/2035 •	11	12
5.463% due 10/01/2035 •	2	2
5.498% due 01/01/2036 •	66	67
5.503% due 12/25/2036 •	341	332
5.527% due 11/01/2048 •	138	140
5.563% due 03/25/2034 •	29	29
5.572% due 06/25/2033 •	9	8
5.582% due 06/25/2032 •	38	37
5.593% due 08/25/2034 ~	1	1
5.622% due 11/25/2032 •	12	12
5.675% due 09/01/2034 •	21	21
5.719% due 11/01/2034 •	3	3
5.720% due 10/01/2035 •	12	12
5.752% due 12/25/2048 •	359	351
5.755% due 10/01/2032 •	83	82
5.818% due 10/01/2037 •	264	272

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2023 (Unaudited)

5.852% due 03/25/2049 •	242	237
5.902% due 07/25/2036 ~	189	188
5.907% due 07/01/2035 •	17	17
5.952% due 03/25/2032 •	43	43
5.952% due 11/25/2059 ~	1,038	1,014
5.987% due 09/01/2035 •	11	11
6.030% due 11/01/2035 •	7	7
6.112% due 04/25/2037 ~	263	262
6.129% due 08/01/2042 - 10/01/2044 •	262	252
6.260% due 10/01/2028 •	1	1
6.452% due 04/25/2032 •	25	26
6.500% due 01/25/2032	13	13
6.500% due 04/25/2038 (a)	13	4
6.639% due 11/01/2035 •	11	10
6.970% due 08/01/2027 •	10	10
7.028% due 01/01/2035 •	13	14
7.052% due 01/01/2035 •	5	5
7.081% due 01/01/2035 •	6	7
7.133% due 02/01/2035 •	4	4
7.213% due 01/01/2035 •	27	27
7.419% due 05/01/2035 •	28	28
7.425% due 05/01/2035 •	2	2
8.000% due 07/25/2034	212	229
Freddie Mac
0.000% due 05/15/2035 - 05/15/2041 •	430	380
0.000% due 08/15/2036 - 10/15/2041 ~(a)	250	14
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	955	695
0.747% due 01/15/2043 •(a)	941	103
2.000% due 11/25/2050 (a)	419	52
2.500% due 01/15/2045 - 09/01/2046	344	302
2.500% due 03/15/2052 - 10/15/2052 (a)	3,890	610
3.000% due 10/01/2026 - 12/25/2046	3,927	3,295
3.050% due 03/01/2032	221	197
3.500% due 01/15/2043 - 08/15/2045 (a)	380	61
3.500% due 10/15/2044 - 12/01/2048	1,166	1,001
3.990% due 02/01/2035 •	1	1
3.998% due 01/01/2035 •	4	4
4.000% due 03/15/2042 - 05/15/2048	2,349	2,026
4.000% due 09/15/2045 - 04/15/2046 (a)	901	141
4.400% due 06/01/2030	82	82
4.462% due 03/01/2035 •	1	1
4.498% due 02/01/2035 •	1	1
4.500% due 04/01/2039 - 04/01/2044	279	279
4.591% due 02/01/2035 •	4	4
5.000% due 09/01/2033 - 03/01/2049	1,119	1,134
5.073% due 10/01/2039 •	185	189
5.089% due 04/01/2035 •	12	12
5.098% due 08/15/2040 •	858	846
5.118% due 04/01/2035 •	6	6
5.245% due 10/15/2040 •	818	807
5.457% due 08/01/2036 •	4	4
5.459% due 06/01/2035 •	9	10
5.500% due 11/01/2030 - 09/01/2039	746	762
5.500% due 10/15/2035 (a)	64	10
5.520% due 09/01/2035 •	40	40
5.548% due 05/01/2032 •	6	6
5.600% due 10/15/2037 •	64	63
5.703% due 05/15/2035 •	16	16
5.782% due 04/15/2038 ~	256	253
5.903% due 12/15/2031 •	22	22
5.934% due 01/01/2034 •	2	2
5.953% due 09/15/2030 - 06/15/2042 •	174	171
6.000% due 02/01/2024 - 05/01/2040	429	448
6.014% due 11/01/2036 •	62	64
6.212% due 02/25/2045 •	73	68
6.260% due 09/01/2034 •	90	93
6.338% due 11/01/2031 •	5	5
6.500% due 03/15/2024 - 03/15/2029	166	171
7.000% due 05/15/2037	438	471
Ginnie Mae
0.000% due 12/20/2036 (b)(c)	102	94
0.000% due 06/20/2042 - 12/20/2045 ~(a)	395	12
0.000% due 08/20/2045 - 09/20/2045 •	223	158
2.000% due 03/20/2043	62	52
3.000% due 02/15/2043 - 11/20/2067	4,652	4,212
3.500% due 02/15/2042 - 02/20/2053	8,507	7,941
3.500% due 08/20/2042 (a)	233	27
4.000% due 03/15/2045 - 04/20/2048	1,692	1,647
4.000% due 06/20/2045 (a)	332	50
4.070% due 01/15/2050	1,139	1,131
4.500% due 07/15/2039 - 02/20/2049	946	931
5.000% due 11/20/2034 - 12/20/2048	855	865
5.500% due 09/15/2033 - 12/15/2039	100	101
5.787% due 02/20/2068 •	15	15
5.867% due 05/20/2065 •	10	10
5.917% due 03/20/2061 •	15	15

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2023 (Unaudited)

6.000% due 05/20/2042	24	26
6.077% due 01/20/2065 •	36	36
6.157% due 09/20/2063 •	108	108
6.187% due 09/20/2065 ~	473	471
6.437% due 04/20/2063 - 08/20/2063 •	946	949
6.487% due 07/20/2070 - 08/20/2070 •	2,467	2,488
6.500% due 07/15/2024 - 08/15/2038	234	241
6.687% due 10/20/2070 •	701	711
6.737% due 09/20/2063 •	67	68
Ginnie Mae, TBA
2.500% due 01/01/2054	4,650	4,068
3.000% due 02/01/2054	7,450	6,751
3.500% due 01/01/2054	2,800	2,608
4.000% due 01/01/2054 - 02/01/2054	4,350	4,159
4.500% due 02/01/2054	1,250	1,221
5.000% due 01/01/2054	2,000	1,986
Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 05/01/2036	2,197	1,987
2.500% due 06/01/2028 - 04/01/2052	6,579	5,694
2.500% due 08/01/2051 (f)	3,683	3,176
3.000% due 10/01/2026 - 04/01/2052	9,156	8,412
3.000% due 03/01/2050 - 06/01/2050 (f)	6,729	6,037
3.500% due 12/01/2033 - 09/01/2052	11,987	11,211
3.500% due 08/01/2043 - 03/01/2050 (f)	5,629	5,277
4.000% due 07/01/2033 - 06/01/2049	8,445	8,194
4.500% due 07/01/2039 - 08/01/2053	14,182	13,876
5.000% due 02/01/2053 - 08/01/2053	4,427	4,406
5.500% due 08/01/2024 - 11/01/2039	242	250
6.000% due 10/01/2032 - 06/01/2053	944	980
6.500% due 11/01/2028 - 11/01/2037	208	218
Uniform Mortgage-Backed Security, TBA
1.500% due 01/01/2054	900	701
2.000% due 01/01/2039 - 02/01/2054	22,200	18,208
2.500% due 01/01/2039 - 02/01/2054	5,050	4,359
3.000% due 01/01/2054 - 02/01/2054	11,145	9,862
3.500% due 01/01/2039 - 01/01/2054	4,000	3,692
4.500% due 02/01/2039 - 02/01/2054	11,500	11,219
5.000% due 01/01/2054 - 02/01/2054	16,700	16,525
5.500% due 02/01/2054	11,500	11,552
6.500% due 02/01/2054	29,200	29,922

Total U.S. Government Agencies (Cost $255,558)		248,212

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2024	2,638	2,581
0.250% due 01/15/2025	3,897	3,783
2.375% due 01/15/2025	490	486

Total U.S. Treasury Obligations (Cost $6,828)		6,850

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.3%
BAMLL Commercial Mortgage Securities Trust 6.609% due 03/15/2034 •	1,000	992
Banc of America Funding Trust
5.061% due 01/20/2047 ~	107	92
6.052% due 05/20/2035 •	21	18
Banc of America Mortgage Trust 5.750% due 07/20/2032 «~	1	1
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.750% due 01/25/2035 •	4	4
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,000	998
Citigroup Mortgage Loan Trust 6.270% due 08/25/2035 •	118	114
Commercial Mortgage Trust 6.776% due 12/15/2038 •	1,439	1,319
Countrywide Alternative Loan Trust
5.672% due 07/20/2046 •	35	28
5.680% due 05/25/2035 •	179	160
5.752% due 09/20/2046 •	283	207
5.970% due 09/25/2046 •	410	309
5.970% due 10/25/2046 «~	38	27
6.150% due 10/25/2046 •	292	210
Countrywide Home Loan Mortgage Pass-Through Trust
3.695% due 04/25/2035 ~	227	161
5.393% due 06/19/2031 «~	17	16
6.050% due 04/25/2035 «~	48	43
6.150% due 03/25/2036 «•	1	0
6.390% due 09/25/2034 «•	46	38
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	160	132
Freddie Mac 4.660% due 01/25/2031	600	599
GreenPoint Mortgage Funding Trust
5.670% due 12/25/2046 •	170	158

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2023 (Unaudited)

5.870% due 10/25/2046 •	125	113
6.010% due 04/25/2036 •	36	34
6.110% due 09/25/2046 •	353	288
6.150% due 10/25/2046 •	339	247
GS Mortgage Securities Corp. Trust 6.559% due 07/15/2031 •	1,100	917
GSR Mortgage Loan Trust 5.990% due 08/25/2046 •	173	45
HarborView Mortgage Loan Trust 5.950% due 03/19/2036 •	20	19
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	800	749
IndyMac INDX Mortgage Loan Trust
3.904% due 08/25/2036 ~	1,297	1,118
5.870% due 06/25/2046 •	48	37
5.870% due 11/25/2046 •	114	104
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	821	704
3.000% due 04/25/2052 ~	795	683
6.370% due 11/25/2049 •	56	53
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	447	411
3.508% due 11/24/2042 «•	543	507
4.250% due 09/29/2046 «	818	760
Lehman XS Trust 6.110% due 11/25/2046 ~	344	264
MASTR Adjustable Rate Mortgages Trust
6.070% due 05/25/2047 «~	1	1
6.150% due 05/25/2047 ~	450	355
MASTR Alternative Loan Trust 5.870% due 03/25/2036 ~	960	105
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.176% due 11/15/2031 •	13	12
MFA Trust 1.381% due 04/25/2065 ~	195	180
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	443	417
OBX Trust 3.000% due 01/25/2052 ~	366	314
Residential Accredit Loans, Inc. Trust
4.261% due 08/25/2035 ~	147	58
5.870% due 12/25/2046 •	89	79
5.930% due 05/25/2037 «•	18	15
6.010% due 05/25/2046 •	66	52
Sequoia Mortgage Trust
6.170% due 10/19/2026 «~	11	10
6.232% due 10/20/2027 «•	2	2
Structured Asset Mortgage Investments Trust 6.130% due 09/19/2032 •	5	5
Thornburg Mortgage Securities Trust 5.080% due 10/25/2046 •	34	31
Towd Point Mortgage Trust 6.470% due 05/25/2058 •	176	179
WaMu Mortgage Pass-Through Certificates Trust
6.470% due 07/25/2044 «•	34	31
6.520% due 12/25/2045 ~	260	217
Washington Mutual Mortgage Pass-Through Certificates Trust 5.732% due 12/25/2046 •	108	83

Total Non-Agency Mortgage-Backed Securities (Cost $16,081)		14,825

ASSET-BACKED SECURITIES 5.4%
Aegis Asset-Backed Securities Trust 6.170% due 03/25/2035 ~	273	261
Amortizing Residential Collateral Trust 6.170% due 10/25/2031 •	4	4
Arbor Realty Commercial Real Estate Notes Ltd. 6.826% due 11/15/2036 •	1,400	1,386
Centex Home Equity Loan Trust 5.770% due 01/25/2032 «•	6	6
Citigroup Mortgage Loan Trust 5.790% due 12/25/2036 •	557	311
Countrywide Asset-Backed Certificates Trust
5.750% due 04/25/2047 •	85	81
5.970% due 03/25/2037 •	85	81
EMC Mortgage Loan Trust 6.970% due 08/25/2040 «•	27	26
Generate CLO Ltd. 7.215% due 10/20/2036	500	500
GSAA Home Equity Trust 6.070% due 03/25/2037 •	180	71
GSAMP Trust
5.600% due 12/25/2046 •	403	216
5.610% due 12/25/2036 •	809	426
Home Equity Asset Trust 6.070% due 11/25/2032 «•	3	2

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2023 (Unaudited)

HSI Asset Securitization Corp. Trust 5.610% due 01/25/2037 ~	280	211
Morgan Stanley ABS Capital, Inc. Trust 5.540% due 10/25/2036 •	404	210
Morgan Stanley Mortgage Loan Trust 6.190% due 04/25/2037 •	497	139
Palmer Square CLO Ltd. 6.736% due 04/20/2035	150	149
PRET LLC
1.744% due 07/25/2051 þ	2,173	2,099
3.721% due 07/25/2051 þ	874	847
Residential Asset Securities Corp. Trust 5.720% due 11/25/2036 •	579	507
Saxon Asset Securities Trust 7.220% due 12/25/2037 •	164	139
Securitized Asset-Backed Receivables LLC Trust 6.115% due 01/25/2035 «•	46	45
United National Home Loan Owner Trust 6.910% due 03/25/2025 «þ	3	3

Total Asset-Backed Securities (Cost $8,271)		7,720

SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS (e) 3.4%		4,967

Total Short-Term Instruments (Cost $4,967)		4,967

Total Investments in Securities (Cost $291,774)		282,652

	SHARES
INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	413,644	4,024

Total Short-Term Instruments (Cost $4,022)		4,024

Total Investments in Affiliates (Cost $4,022)		4,024

Total Investments 199.0% (Cost $295,796)		$286,676
Financial Derivative Instruments (g)(h) 0.3%(Cost or Premiums, net $112)		407
Other Assets and Liabilities, net (99.3)%		(143,015)

Net Assets 100.0%		$144,068

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Zero coupon security.
(d)							Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	5.270%	01/02/2024	01/09/2024	$1,686	U.S. Treasury Notes 1.375% due 12/31/2028		$(1,686)	$1,686	$1,686
DEU	5.370	12/26/2023	01/02/2024	1,693	U.S. Treasury Notes 1.375% due 12/31/2028		(1,686)	1,693	1,695
FICC	2.600	12/29/2023	01/02/2024	1,588	U.S. Treasury Notes 4.875% due 11/30/2025		(1,620)	1,588	1,588

Total Repurchase Agreements							$(4,992)	$4,967	$4,969

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

SAL				5.520%	12/13/2023	01/16/2024	$(13,702)		$(13,744)

Total Reverse Repurchase Agreements									$(13,744)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (36.8)%
Ginnie Mae, TBA					2.000%	01/01/2054	$3,400	$(2,787)	$(2,879)
Uniform Mortgage-Backed Security, TBA					1.500	01/01/2039	5,000	(4,258)	(4,346)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2054	4,100	(3,439)	(3,489)
Uniform Mortgage-Backed Security, TBA					3.000	01/01/2039	500	(464)	(471)
Uniform Mortgage-Backed Security, TBA					3.500	01/01/2054	6,500	(5,970)	(5,964)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2054	14,300	(12,770)	(13,134)
Uniform Mortgage-Backed Security, TBA					4.000	02/01/2039	1,200	(1,176)	(1,178)
Uniform Mortgage-Backed Security, TBA					4.000	01/01/2054	6,050	(5,735)	(5,723)
Uniform Mortgage-Backed Security, TBA					4.500	01/01/2054	5,000	(4,869)	(4,847)
Uniform Mortgage-Backed Security, TBA					5.500	01/01/2054	5,000	(5,038)	(5,022)
Uniform Mortgage-Backed Security, TBA					6.000	02/01/2054	5,900	(5,983)	(5,991)

	Total U.S. Government Agencies							(52,489)	(53,044)

U.S. Treasury Obligations (1.2)%
U.S. Treasury Notes					1.375%	12/31/2028	1,900	(1,639)	(1,699)

Total Short Sales (38.0)%								$(54,128)	$(54,743)

(f)							Securities with an aggregate market value of $14,489 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(12,993) at a weighted average interest rate of 5.352%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract March Futures				06/2024	380	$90,264	$110		$10	$0
U.S. Treasury 5-Year Note March Futures				03/2024	50	5,439	117		4	0
U.S. Treasury 10-Year Note March Futures				03/2024	292	32,964	1,160		0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2024	24	2,832	123		0	(2)

							$1,510		$14	$(2)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract June Futures				09/2024	240	$(57,291)	$(188)		$0	$(12)
3-Month SOFR Active Contract September Futures				12/2024	140	(33,567)	(286)		0	(11)
U.S. Treasury 2-Year Note March Futures				03/2024	11	(2,265)	(23)		0	(1)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2024	8	(1,069)	(93)		4	0

							$(590)		$4	$(24)

Total Futures Contracts							$920		$18	$(26)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.250%	Semi-Annual	06/16/2024	$19,000	$52	$450	$502	$12	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.400	Semi-Annual	04/05/2025	11,600	6	604	610	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025	16,300	8	791	799	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	225	1	3	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	32,800	(376)	175	(201)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	6,500	(99)	36	(63)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.569	Annual	07/10/2030	700	(3)	0	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.740	Annual	07/10/2030	350	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.123	Annual	10/06/2030	700	(3)	28	25	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	2,100	(12)	86	74	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	2,000	(8)	81	73	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	1,000	(4)	41	37	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	2,600	(13)	111	98	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	4,200	21	(187)	(166)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.320	Annual	10/10/2030	300	(1)	15	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	2,500	(18)	94	76	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	3,000	(20)	142	122	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	1,000	(7)	48	41	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	11,200	(59)	44	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	1,550	63	(69)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	9,700	(103)	76	(27)	9	0

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	2,400	148	(128)	20	12	0

Total Swap Agreements	$(428)	$2,444	$2,016	$44	$(6)

Cash of $1,948 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000%	05/28/2024	4,200	$5	$2
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.310	01/08/2024	1,100	8	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/24/2024	100	0	0
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.103	03/06/2024	300	2	2
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	5,000	33	49
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	02/21/2024	4,500	5	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	02/21/2024	11,300	9	0
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	1,500	31	12
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	1,500	31	9
CBK	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.509	02/06/2024	1,200	6	14
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	4,100	30	43
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	11,500	15	16
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	11,000	25	57
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	6,000	7	2
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/19/2024	400	8	12
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	08/19/2024	400	8	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	100	3	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	100	3	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	2,000	19	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	5,000	36	51
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	2,000	16	25
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	2,000	15	26
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.250	11/29/2024	2,800	67	29
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	4,600	27	13
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	04/26/2024	10,100	5	1
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	10,000	19	52
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/18/2024	13,000	14	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	4,300	9	1
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	2,000	4	1
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.365	08/19/2024	400	7	10
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.265	08/19/2024	400	7	2
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	03/03/2025	5,000	8	2
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.705	01/08/2024	2,900	13	45
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.118	03/06/2024	500	3	3
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	20,000	16	27

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2023 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/14/2024	4,100	2	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	06/14/2024	5,500	8	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	2,800	5	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	10,900	12	3
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.548	02/06/2024	700	6	9
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.560	02/06/2024	1,300	6	18
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.905	02/06/2024	1,300	5	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.118	03/06/2024	500	3	3
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	1,700	36	4
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	1,700	37	50
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	1,500	31	5
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	1,500	31	35
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	1,300	29	6
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	1,300	29	28
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	900	7	0
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/07/2024	2,600	2	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/10/2024	5,000	3	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	200	0	0

							$766	$675

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

SAL	Call - OTC Fannie Mae 6.000% due 03/01/2054		$103.328	03/06/2024		1,500	$0	$2
	Call - OTC Fannie Mae 6.500% due 03/01/2054		103.094	03/06/2024		2,000	1	6
	Call - OTC Fannie Mae 6.500% due 03/01/2054		103.156	03/06/2024		2,000	2	6

							$3	$14

Total Purchased Options							$769	$689

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600%	02/01/2024	11,000	$(12)	$(15)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	10,000	(9)	(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	03/18/2024	13,000	(7)	0

							$(28)	$(28)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054		$97.891	01/09/2024		5,000	$(20)	$(57)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054		98.125	02/06/2024		3,700	(15)	(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		101.094	02/06/2024		3,500	(14)	(28)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		99.227	02/06/2024		2,500	(14)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		101.227	02/06/2024		2,500	(9)	(18)
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054		98.406	01/09/2024		2,500	(11)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054		96.391	02/06/2024		1,500	(4)	(2)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2023 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2054	100.258	02/06/2024	1,000	(5)	(7)
SAL	Call - OTC Fannie Mae 5.500% due 03/01/2054	102.234	03/06/2024	1,500	(2)	(3)
Call - OTC Fannie Mae 6.000% due 03/01/2054	102.188	03/06/2024	2,000	(4)	(8)
Call - OTC Fannie Mae 6.000% due 03/01/2054	102.266	03/06/2024	2,000	(4)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	95.813	02/06/2024	4,500	(25)	(20)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 02/01/2054	97.813	02/06/2024	4,500	(23)	(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.469	01/09/2024	3,000	(14)	(20)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	98.813	01/09/2024	1,000	(5)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	2,000	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	96.813	02/06/2024	3,500	(9)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	98.313	02/06/2024	1,500	(6)	(18)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	98.391	02/06/2024	1,500	(6)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	100.813	02/06/2024	3,500	(6)	(6)

$(201)	$(284)

Total Written Options	$(229)	$(312)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$78	$0	$78
U.S. Government Agencies	0	248,212	0	248,212
U.S. Treasury Obligations	0	6,850	0	6,850
Non-Agency Mortgage-Backed Securities	0	12,963	1,862	14,825
Asset-Backed Securities	0	7,638	82	7,720
Short-Term Instruments
Repurchase Agreements	0	4,967	0	4,967

$0	$280,708	$1,944	$282,652
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,024	$0	$0	$4,024

Total Investments	$4,024	$280,708	$1,944	$286,676

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(53,044)	0	(53,044)
U.S. Treasury Obligations	0	(1,699)	0	(1,699)

$0	$(54,743)	$0	$(54,743)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	62	0	62
Over the counter	0	689	0	689

$0	$751	$0	$751
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(32)	0	(32)
Over the counter	0	(312)	0	(312)

$0	$(344)	$0	$(344)

Total Financial Derivative Instruments	$0	$407	$0	$407

Totals	$4,024	$226,372	$1,944	$232,340

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (1)

Investments in Securities, at Value

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2023 (Unaudited)

U.S. Government Agencies	$865	$(861)	$0	$0	$0	$(4)	$0	$0	$0	$0
Non-Agency Mortgage-Backed Securities	1,856	0	(142)	(1)	(4)	(31)	184	0	1,862	(42)
Asset-Backed Securities	0	0	0	0	0	0	82	0	82	0

Totals	$2,721	$(861)	$(142)	$(1)	$(4)	$(35)	$266	$0	$1,944	$(42)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

(% Unless Noted Otherwise)
Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$1,678	Discounted Cash Flow			Discount Rate			5.691 - 5.851	5.753
		184	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Asset-Backed Securities		82	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—

Total		$1,944

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.6% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.2%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$4,800	$4,751

INDUSTRIALS 0.4%
Adventist Health System 3.630% due 03/01/2049	5,000	3,800
CommonSpirit Health 4.187% due 10/01/2049	7,000	5,909
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,000	1,537

		11,246

Total Corporate Bonds & Notes (Cost $15,340)		15,997

MUNICIPAL BONDS & NOTES 88.4%
ALABAMA 3.0%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.000% due 09/15/2033	550	552
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.220% (MUNIPSA) due 10/01/2052 ~	3,500	3,415
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	5,250	5,609
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	12,860	13,768
5.500% due 10/01/2054	9,700	10,723
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	3,000	3,362
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	12,500	13,130
7.000% due 10/01/2051	2,355	2,473
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2027	2,710	2,831
5.000% due 09/01/2046	1,000	1,097
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.506% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	1,997
4.556% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	2,997
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,150	10,139
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,204

		75,297

ALASKA 0.4%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2034	1,280	1,451
5.000% due 12/01/2034	1,335	1,512
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	7,575	8,107

		11,070

ARIZONA 1.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	390	224
5.000% due 01/01/2043	6,285	4,187
5.000% due 01/01/2054	8,000	4,890
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	5,000	5,010
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,498
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,257
5.000% due 07/01/2049	11,905	12,737

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Tempe, Arizona Certificates of Participation Bonds, Series 2021 2.171% due 07/01/2033	2,500	1,982

		32,785

ARKANSAS 0.1%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	2,065	2,059

CALIFORNIA 10.6%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (d)	5,000	2,694
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,008
5.000% due 12/01/2032	3,000	3,005
5.000% due 12/01/2033	3,500	3,506
5.000% due 12/01/2034	3,000	3,005
Bay Area Toll Authority, California Revenue Bonds, Series 2023 3.900% due 04/01/2055	15,860	15,860
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	9,800	10,586
5.250% due 01/01/2054	5,930	6,276
5.250% due 11/01/2054	16,300	17,658
5.500% due 10/01/2054	3,500	3,885
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	2,750	2,068
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	835	836
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2034	200	208
4.000% due 06/01/2035	200	207
5.000% due 06/01/2033	250	275
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	3,500	3,574
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,815
4.000% due 04/01/2049	6,000	5,884
4.000% due 06/01/2050	2,500	2,415
4.000% due 08/15/2050	1,000	1,002
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	23,410	23,385
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,892
5.000% due 01/01/2056	1,250	967
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125	1,969
4.000% due 09/01/2050 (e)	1,030	912
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,379
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	1,908
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	3,000	2,970
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	6,400	6,693
California State University Revenue Bonds, Series 2023 5.250% due 11/01/2048	2,500	2,903
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	6,800	7,425
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	5,505	5,040
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	2,750	2,248
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 4.000% due 10/01/2056	2,350	1,690
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2019 4.094% due 01/15/2049	3,500	2,931
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	84,700	10,006
3.850% due 06/01/2050	6,175	5,723
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	2,000	2,097
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	554
5.000% due 05/01/2029	500	537
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,020	963
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2040	450	467
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2039	1,000	1,152
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	4,700	5,088
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	4,328

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.500% due 05/15/2039	5,000	5,720
Los Angeles Department of Airports, California Revenue Bonds, Series 2023 5.000% due 05/15/2037	1,000	1,132
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	1,000	1,138
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,500	1,622
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	11,150	11,188
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (c)	5,000	1,730
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	1,019
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2039	1,500	1,532
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	6,385	7,141
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	20,250	21,861
San Diego Unified School District, California General Obligation Bonds, Series 2023 4.000% due 07/01/2053	5,000	5,006
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	7,500	7,654
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2050	7,600	8,105
San Francisco, California City & County Certificates of Participation Bonds, Series 2019 4.000% due 04/01/2038	3,000	3,049
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 4.000% due 11/01/2039	1,000	1,066
University of California Revenue Bonds, Series 2022 5.000% due 05/15/2052	1,500	1,673

		268,630

COLORADO 2.3%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2045	5,000	5,040
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	4,915	4,854
Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.420% (MUNIPSA) due 05/15/2061 ~	7,250	7,195
5.250% due 11/01/2039	2,000	2,206
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2029	10,000	10,862
5.000% due 12/01/2031	1,000	1,074
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
5.000% due 11/15/2047	3,275	3,641
5.000% due 11/15/2053	2,500	2,652
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	5,000	5,010
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,250	1,421
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 3.961% (SOFRRATE) due 09/01/2039 ~	3,500	3,491
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	8,740
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2040	1,300	1,300

		57,486

CONNECTICUT 1.0%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2031	3,500	4,038
Connecticut Special Tax State Revenue Bonds, Series 2022 5.250% due 07/01/2040	5,945	6,958
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,933
5.000% due 06/15/2038	1,115	1,206
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	2,060
5.000% due 04/15/2035	6,300	7,057
University of Connecticut Revenue Bonds, Series 2023 5.250% due 11/15/2048	1,710	1,960

		25,212

DELAWARE 0.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 12/01/2039	8,000	7,269
0.000% due 12/01/2039 (c)	1,008	915
7.120% due 12/01/2039	1,415	1,393

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

7.650% due 12/01/2039	180	185

		9,762

DISTRICT OF COLUMBIA 0.6%
District of Columbia Revenue Bonds, Series 2019 5.000% due 03/01/2044	2,250	2,444
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2022
5.000% due 10/01/2030	1,585	1,776
5.000% due 10/01/2031	2,750	3,122
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
4.125% due 07/15/2047	1,790	1,807
5.000% due 07/15/2048	5,025	5,590

		14,739

FLORIDA 2.5%
Babcock Ranch Community Independent Special, Florida Special Assessment Bonds, Series2022 5.000% due 05/01/2053	1,500	1,379
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,250	1,140
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.000% due 06/15/2043	1,250	1,267
Florida Development Finance Corp. Revenue Bonds, Series 2021 4.000% due 11/15/2035	1,850	1,952
Florida State General Obligation Bonds, Series 2019 4.000% due 06/01/2038	3,000	3,074
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,254
5.000% due 10/01/2036	5,235	5,812
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,199
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	5,000	5,632
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2016 5.125% due 05/01/2046	5,000	4,899
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017 4.750% due 11/01/2027	1,645	1,669
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2019 5.000% due 10/01/2049	4,275	4,413
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,900	2,078
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	2,017
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035	1,650	1,846
5.250% due 10/01/2052	5,000	5,442
North Miami Beach, Florida Water Revenue Bonds, Series 2020 5.000% due 08/01/2044	3,000	3,266
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2040	1,200	1,331
5.000% due 10/01/2041	1,000	1,104
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (c)	1,200	895
0.000% due 10/01/2033 (c)	1,680	1,095
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,181
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (c)	750	486
0.000% due 09/01/2036 (c)	800	492
0.000% due 09/01/2037 (c)	800	466
0.000% due 09/01/2038 (c)	1,000	549
4.000% due 07/01/2039	1,200	1,219

		62,157

GEORGIA 3.7%
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,123
5.000% due 07/01/2037	500	553
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	5,000	4,984
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	7,000	6,936
4.125% due 11/01/2045	1,000	926
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2048	10,000	10,895
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2022 5.000% due 10/01/2052	10,000	10,998
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,125	1,081
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	7,000	7,043
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	5,305

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.000% due 09/01/2053	2,000	2,141
5.000% due 12/01/2053	11,700	12,599
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	3,000	3,012
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	898
5.000% due 01/01/2038	1,500	1,570
5.000% due 01/01/2049	7,000	7,170
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020 5.000% due 01/01/2045	2,000	2,129
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021 4.000% due 01/01/2046	345	336
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	5,069
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.500% due 07/01/2064	4,500	4,804
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2027	335	357
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2027	400	424
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2030	165	180
5.000% due 01/01/2031	180	196
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2039	2,100	2,189

		92,918

ILLINOIS 6.0%
Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 12/01/2036	2,000	1,974
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	1,000	1,001
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,065
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2029	3,000	3,014
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2024 5.000% due 01/01/2037 (a)	3,500	3,889
Chicago O'Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.250% due 01/01/2042	1,470	1,635
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2042	2,500	2,564
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,224
5.000% due 07/01/2038	1,000	1,030
5.000% due 01/01/2039	2,000	2,104
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	5,000	5,209
5.250% due 01/01/2053	5,000	5,264
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014 5.000% due 12/01/2044	7,500	7,526
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,940	2,037
5.750% due 01/01/2034	4,500	4,731
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	1,756
Cook County, Illinois General Obligation Bonds, Series 2021 5.000% due 11/15/2032	1,200	1,358
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023 5.000% due 01/01/2041	1,530	1,674
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,351
5.000% due 02/15/2029	4,500	4,770
Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(b)	2,800	2,599
5.000% due 11/01/2049 ^(b)	2,500	2,036
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	5,000	5,040
Illinois Finance Authority Revenue Bonds, Series 2021 4.000% due 05/01/2045	3,830	3,496
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2034	3,500	3,504
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	919
5.000% due 10/01/2033	1,610	1,727
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,392
4.000% due 10/01/2035	8,000	8,209
Illinois State General Obligation Notes, Series 2016 5.000% due 02/01/2026	3,790	3,935
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	5,000	5,277
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	3,000	3,365

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	3,689
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2033	1,000	931
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	4,280	4,378
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	2,340	2,563
Illinois State Toll Highway Authority Revenue Bonds, Series 2024 5.000% due 01/01/2038 (a)	8,000	9,470
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2033 (c)	3,700	2,702
0.000% due 12/15/2037 (c)	4,500	2,675
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	15,480	14,712
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,372
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	2,500	2,430
5.000% due 01/01/2037	1,150	1,216
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2030	2,250	2,539

		152,352

INDIANA 2.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	11,835	12,007
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	2,240	2,040
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	4,385	4,124
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	5,805	4,339
Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2036	2,200	2,620
5.000% due 02/01/2044	1,750	1,977
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series 2023
5.500% due 03/01/2038	2,150	2,379
6.000% due 03/01/2053	5,000	5,466
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,056
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	993
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,056
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	10,500	10,766

		50,823

IOWA 0.7%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 3.384% due 08/15/2032	5,625	5,625
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 3.204% due 08/15/2029	3,925	3,925
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	7,000	7,105
5.000% due 12/01/2050	1,700	1,774

		18,429

KANSAS 0.0%
Kansas Development Finance Authority Revenue Bonds, Series 2021 5.000% due 11/15/2054	960	1,065

KENTUCKY 0.6%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017 5.000% due 08/15/2032	1,000	1,061
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	1,670	1,251
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	4,000	4,001
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2035	1,000	1,028
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	7,000	7,110

		14,451

LOUISIANA 0.3%
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2041	1,500	1,681

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Louisiana Local Government Environmental Facilities & Community Development Authority 5.198% due 12/01/2039	3,300	3,402
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	370	365
2.375% due 06/01/2037	4,015	3,816

		9,264

MAINE 0.4%
Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560	1,547
4.000% due 12/01/2034	1,580	1,588
4.000% due 12/01/2035	1,395	1,399
4.000% due 12/01/2036	1,460	1,442
4.250% due 12/01/2037	1,440	1,431
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2032	1,670	1,829

		9,236

MARYLAND 0.4%
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2036	1,000	1,105
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	4,500	3,475
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2035	5,000	5,992

		10,572

MASSACHUSETTS 2.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,051
Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2052	5,000	5,499
5.250% due 10/01/2047	9,000	10,192
Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2051	5,000	5,555
5.000% due 10/01/2053	16,000	17,723
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,523
Massachusetts Development Finance Agency Revenue Bonds, Series 2019
4.470% (MUNIPSA) due 07/01/2049 ~	1,000	991
5.000% due 09/01/2059	10,000	10,567
Massachusetts Port Authority Revenue Bonds, Series 2022
5.000% due 07/01/2035	1,350	1,538
5.000% due 07/01/2036	1,290	1,454
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,900	2,047

		60,140

MICHIGAN 2.0%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	3,650	4,055
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	5,500	4,087
Detroit, Michigan General Obligation Notes, Series 2023 5.250% due 05/01/2033	800	905
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.390% (TSFR3M) due 07/01/2032 ~	3,750	3,566
Ferris State University, Michigan Revenue Bonds, Series 2016 5.000% due 10/01/2041	1,420	1,460
Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	3,000	3,392
Michigan Finance Authority Revenue Bonds, Series 2019
3.384% due 12/01/2040	2,000	1,640
5.000% due 12/01/2048	1,500	1,557
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (c)	26,500	2,859
Michigan State Building Authority Revenue Bonds, Series 2023 4.000% due 10/15/2047	2,185	2,202
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2046	5,320	5,375
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	12,000	13,637
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.250% due 12/01/2035	1,625	1,911
5.250% due 12/01/2036	1,710	1,993
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2029	1,265	1,394

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.000% due 12/01/2032	1,405	1,594

		51,627

MINNESOTA 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022 5.000% due 01/01/2035	1,350	1,517
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2032	1,075	1,205

		2,722

MISSOURI 0.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,526
4.000% due 02/15/2049	1,000	965
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	3,000	3,355

		6,846

MULTI-STATE 1.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 0.000% due 12/25/2036	16,481	15,967
4.141% due 01/25/2040	9,950	8,995
4.548% due 08/25/2040	19,300	19,128
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022 2.875% due 07/25/2036 (e)	1,947	1,718

		45,808

NEBRASKA 0.0%
Douglas County, Nebraska Hospital Authority No 2, Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	949

NEVADA 0.6%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	4,000	4,015
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	10,000	10,185
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	960
5.000% due 06/01/2033	220	240

		15,400

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	9,955	9,646
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.787% due 09/20/2034	3,953	3,667

		13,313

NEW JERSEY 2.5%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,042
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	3,750	3,841
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	7,500	8,299
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	370	374
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2041	1,000	1,013
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,004
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (c)	4,550	3,395
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 4.000% due 12/15/2031	8,195	8,581
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.000% due 06/15/2031	3,500	3,870
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	2,054
4.000% due 06/15/2050	1,000	971
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.000% due 06/15/2038	8,500	9,776
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,400
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,225
New Jersey Turnpike Authority Revenue Bonds, Series 2017 4.000% due 01/01/2034	2,500	2,605

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,800	2,817
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260	4,575
5.000% due 06/01/2046	3,700	3,757

		63,599

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,000	7,168
University of New Mexico Revenue Notes, Series 2016 5.000% due 06/01/2026	1,000	1,054

		8,222

NEW YORK 13.7%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2038	3,750	4,161
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	3,255	3,053
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,577
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2043	3,225	3,685
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 3.941% (SOFRRATE) due 11/01/2035 ~	4,220	4,216
Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	5,000	5,523
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	3,600	3,675
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,755
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 4.121% due 03/01/2026	2,000	2,040
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2037	2,500	2,725
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2021 4.000% due 07/15/2036	5,000	5,349
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 05/01/2037	4,500	4,890
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 11/01/2039	8,000	8,332
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	6,375	6,402
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020 4.000% due 12/01/2034	2,000	2,116
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 4.100% due 06/15/2050	17,750	17,750
New York City, New York General Obligation Bonds, Series 2012 4.150% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2018 4.100% due 12/01/2047	15,000	15,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.250% due 06/15/2052	1,250	1,406
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2047	5,000	5,703
5.250% due 06/15/2048	5,425	6,204
5.250% due 06/15/2053	7,100	8,057
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 05/01/2045	8,250	8,285
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.000% due 02/01/2040	5,000	5,706
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2038	2,400	2,842
5.250% due 05/01/2048	4,000	4,579
5.250% due 05/01/2050	2,000	2,281
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 11/01/2038 (a)	5,000	5,960
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	7,000	6,964
5.375% due 11/15/2040	8,005	8,017
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2048	7,500	8,398
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	6,600	6,643
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2041	5,350	5,340
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,895	3,084
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,086
4.000% due 02/15/2039	6,750	6,989
4.000% due 02/15/2047	3,710	3,706
5.000% due 07/01/2050	3,500	3,761

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	2,088
5.000% due 03/15/2041	2,375	2,676
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (e)	2,600	2,536
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2053	5,000	5,462
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2039	2,875	3,098
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,625
5.000% due 03/15/2044	2,500	2,748
New York State Urban Development Corp. Revenue Bonds, Series 2023
4.000% due 03/15/2051	8,550	8,549
5.000% due 03/15/2043	10,000	11,384
5.000% due 03/15/2046	4,600	5,174
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	8,550	8,973
5.500% due 06/30/2043	2,250	2,491
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,900	5,898
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	2,000	2,050
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2033	1,000	1,102
5.000% due 12/01/2034	450	492
5.000% due 12/01/2035	400	435
New York Transportation Development Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	8,000	8,949
New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	15,000	16,740
6.000% due 06/30/2054	8,000	8,839
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	8,495	8,354
5.000% due 12/01/2030	400	439
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,195	1,189
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2039	2,500	2,753
Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000	5,640
5.000% due 12/01/2038	1,400	1,565
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	3,960	3,610
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	4,191
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	6,785	7,364
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,750	1,600

		346,274

NORTH CAROLINA 0.1%
North Carolina Statue University Revenue Bonds, Series 2020 2.304% due 10/01/2035	1,840	1,455

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2053	2,250	2,384

OHIO 2.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	83,000	8,928
4.000% due 06/01/2048	7,570	7,002
5.000% due 06/01/2034	3,000	3,281
5.000% due 06/01/2036	2,000	2,167
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	7,500	7,059
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	8,250	8,419
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	4,085	3,988
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	4,207
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	14,275	13,084

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2036	1,000	990

		59,125

OKLAHOMA 0.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,750	1,691
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	747
5.000% due 08/01/2029	755	795
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 5.500% due 01/01/2053	6,300	7,122

		10,355

OREGON 0.9%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,352
Crook County, Oregon General Obligation Bonds, Series 2022 5.000% due 12/01/2046 (d)	2,000	1,809
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,000	1,013
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2036 (c)	1,500	966
Oregon State General Obligation Bonds, Series 2023 5.000% due 06/01/2042	3,225	3,712
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	5,000	5,424
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	7,500	8,205

		22,481

PENNSYLVANIA 3.6%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	455	522
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,567
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	7,500	7,558
Commonwealth of Pennsylvania General Obligation Bonds, Series 2023 4.000% due 09/01/2042	10,000	10,261
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	7,000	6,564
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	6,205	6,516
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.970% (MUNIPSA) due 08/15/2038 ~(e)	3,145	3,109
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,085
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 4.270% (MUNIPSA) due 06/01/2041 ~	6,000	5,974
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	3,575	3,594
5.250% due 06/30/2053	500	524
5.500% due 06/30/2037	1,850	2,077
5.500% due 06/30/2038	2,000	2,221
5.500% due 06/30/2039	5,500	6,074
6.000% due 06/30/2061	7,000	7,779
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
4.000% due 01/01/2027	1,525	1,532
4.000% due 01/01/2030	800	809
4.000% due 01/01/2031	800	810
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 07/01/2026	1,500	1,496
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 12/31/2032	2,500	2,793
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,500	2,429
Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,500	2,502
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 4.000% due 12/01/2043	3,325	3,354
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2047	1,275	1,429
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023 5.000% due 09/01/2042	3,000	3,371
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	1,000	1,143
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2028	1,400	1,480

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.000% due 07/01/2030	700	748

		91,321

PUERTO RICO 4.2%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	19,210	10,494
0.000% due 11/01/2051	41,217	19,742
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,750	2,343
4.000% due 07/01/2041	9,000	8,284
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	1,725	1,826
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	13,327	11,828
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.310% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,426
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	5,000	1,574
0.000% due 07/01/2051 (c)	71,212	16,718
4.500% due 07/01/2034	2,456	2,467
4.750% due 07/01/2053	11,570	11,479
5.000% due 07/01/2058	2,000	2,012
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	10,167	10,242

		106,435

RHODE ISLAND 1.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,080
5.000% due 06/01/2040	6,770	6,825
5.000% due 06/01/2050	13,800	13,859

		25,764

SOUTH CAROLINA 0.3%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	685
4.250% due 02/01/2043	675	709
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	5,500	5,993

		7,387

TENNESSEE 1.9%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027 ^(b)	290	249
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,000	2,178
5.000% due 07/01/2056	2,630	2,840
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022 4.000% due 01/01/2042	5,000	5,122
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	693
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	6,800	7,215
Metropolitan Nashville Airport Authority, Tennessee Revenue Notes, Series 2022 5.250% due 07/01/2032	1,205	1,384
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	8,250	8,322
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	9,065	9,093
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,408
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2024	1,400	1,401
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,685	1,804

		46,709

TEXAS 8.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.250% due 12/01/2045	6,000	5,991
7.500% due 12/01/2045	1,000	662
Anna Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.125% due 02/15/2053	1,750	1,762
Austin, Texas Electric Utility Revenue Bonds, Series 2023 5.000% due 11/15/2048	5,800	6,431
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017 5.000% due 11/15/2037	2,000	2,140
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,000	1,858

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Central Texas Regional Mobility Authority Revenue Bonds, Series 2020 3.593% due 01/01/2042	3,000	2,419
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	800	815
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (c)	10,000	5,549
5.000% due 08/15/2042	1,000	1,001
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022 5.000% due 07/15/2052	5,000	5,435
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,522
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,180	3,136
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
4.000% due 11/01/2045	8,855	8,924
5.000% due 11/01/2043	5,805	6,378
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	6,000	6,900
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	5,000	5,605
Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 08/15/2038	5,000	5,681
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023 4.250% due 02/15/2053	2,000	2,012
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,580	2,548
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,696
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2034	1,000	1,094
5.000% due 07/01/2035	1,460	1,593
5.000% due 07/01/2036	1,000	1,087
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2037	2,000	2,249
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,514
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2042	4,515	5,143
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,299
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2008 4.000% due 06/01/2030	2,500	2,500
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,000	1,766
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,000	4,184
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	5,000	4,961
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017 5.000% due 02/01/2047	5,000	5,208
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,075
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2053	10,000	10,002
5.000% due 02/01/2046	2,000	2,216
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	5,000	5,334
5.000% due 11/15/2052	2,800	3,144
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023 5.500% due 07/01/2053	2,985	3,227
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.233% (TSFR3M) due 12/15/2026 ~	4,000	3,986
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	7,600	8,198
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	5,970	6,041
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 12/31/2037	1,875	1,915
Texas State General Obligation Bonds, Series 2016 5.500% due 08/01/2031	3,000	3,184
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	4,596
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	7,200	7,738
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	19,825	21,713
5.000% due 10/15/2058	4,000	4,429

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	2,000	2,019

		201,980

UTAH 0.9%
City of Salt Lake, Utah Airport Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,082
City of Salt Lake, Utah Airport Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	1,802
City of Salt Lake, Utah Revenue Bonds, Series 2023 5.250% due 07/01/2043	2,500	2,747
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2023 5.000% due 07/01/2038	2,100	2,438
Utah Transit Authority Revenue Bonds, Series 2023 5.000% due 12/15/2041	11,000	12,698

		22,767

VIRGINIA 1.3%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	10,725	10,435
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023 5.250% due 07/01/2043	3,500	3,914
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038	1,100	1,124
4.000% due 01/01/2055	2,500	2,399
Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023 5.150% due 10/01/2053	2,345	2,494
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,757
5.500% due 07/01/2049	2,500	2,241
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,250	3,121

		32,485

WASHINGTON 1.0%
Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023
5.000% due 01/01/2041	1,350	1,530
5.000% due 01/01/2043	1,100	1,237
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,000	2,136
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	988
Washington State General Obligation Bonds, Series 2023 5.000% due 08/01/2048	10,000	11,155
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	9,989	9,036

		26,082

WEST VIRGINIA 0.3%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2048	6,300	7,201

WISCONSIN 1.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	11,000	8,030
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,470	2,253
5.250% due 03/01/2045	1,825	1,610
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	884
4.000% due 03/31/2056	4,690	3,888
4.500% due 06/01/2056	2,500	1,939
5.000% due 01/01/2056	1,150	876
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,467
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (c)	3,200	1,884
0.000% due 12/15/2039 (c)	3,250	1,723
0.000% due 12/15/2050 (c)	15,000	4,478
0.000% due 12/15/2060 (c)	2,500	458
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 11/15/2035	5,500	5,719
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,500	3,382

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/15/2036	2,375	2,482

		41,073

Total Municipal Bonds & Notes (Cost $2,156,923)		2,238,211

U.S. GOVERNMENT AGENCIES 2.4%
Freddie Mac
2.990% due 04/25/2043	8,688	7,318
3.600% due 06/01/2043	5,600	4,971
3.660% due 01/01/2039	3,443	3,179
3.790% due 07/01/2040	3,974	3,678
3.850% due 07/01/2039	5,470	5,095
4.370% due 03/01/2040	3,874	3,822
4.900% due 02/01/2040	4,109	4,283
5.210% due 08/01/2040	12,087	12,994
5.360% due 06/01/2039	7,493	8,172
5.917% due 07/15/2040	7,012	7,038

Total U.S. Government Agencies (Cost $57,254)		60,550

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Multifamily Tax-Exempt Mortgage-backed Securities 4.800% due 07/01/2045	4,200	4,291

Total Non-Agency Mortgage-Backed Securities (Cost $4,200)		4,291

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (f) 0.0%		1,127

MUNICIPAL BONDS & NOTES 0.0%
Detroit, Michigan General Obligation Notes, Series 2023 5.250% due 05/01/2024	$1,000	1,004

Total Municipal Bonds & Notes (Cost $1,003)		1,004

Total Short-Term Instruments (Cost $2,130)		2,131

Total Investments in Securities (Cost $2,235,847)		2,321,180

	SHARES
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short-Term Floating NAV Portfolio III	19,914,523	193,709

Total Short-Term Instruments (Cost $193,668)		193,709

Total Investments in Affiliates (Cost $193,668)		193,709

Total Investments 99.3% (Cost $2,429,515)		$2,514,889
Financial Derivative Instruments (g) 0.0%(Cost or Premiums, net $0)		72
Other Assets and Liabilities, net 0.7%		16,583

Net Assets 100.0%		$2,531,544

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$828	$912	0.04%
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022	2.875	07/25/2036	11/17/2022	1,702	1,718	0.07
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.970	08/15/2038	09/14/2021	3,207	3,109	0.12
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,407	2,536	0.10

$8,144	$8,275	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$1,127	U.S. Treasury Notes 4.875% due 11/30/2025	$(1,150)	$1,127	$1,127

Total Repurchase Agreements	$(1,150)	$1,127	$1,127

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2024	1,863	$(210,315)	$(4,107)	$0	$0
U.S. Treasury Long-Term Bond March Futures	03/2024	46	(5,747)	(462)	8	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	120	(16,031)	(1,359)	64	0

Total Futures Contracts	$(5,928)	$72	$0

Cash of $7,162 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$4,751	$4,751
Industrials	0	11,246	0	11,246
Municipal Bonds & Notes
Alabama	0	75,297	0	75,297
Alaska	0	11,070	0	11,070
Arizona	0	32,785	0	32,785
Arkansas	0	2,059	0	2,059
California	0	268,630	0	268,630
Colorado	0	57,486	0	57,486
Connecticut	0	25,212	0	25,212
Delaware	0	9,762	0	9,762
District of Columbia	0	14,739	0	14,739
Florida	0	62,157	0	62,157
Georgia	0	92,918	0	92,918
Illinois	0	152,352	0	152,352
Indiana	0	50,823	0	50,823
Iowa	0	18,429	0	18,429
Kansas	0	1,065	0	1,065
Kentucky	0	14,451	0	14,451
Louisiana	0	9,264	0	9,264
Maine	0	9,236	0	9,236
Maryland	0	10,572	0	10,572
Massachusetts	0	60,140	0	60,140
Michigan	0	51,627	0	51,627
Minnesota	0	2,722	0	2,722
Missouri	0	6,846	0	6,846
Multi-State	0	45,808	0	45,808
Nebraska	0	949	0	949
Nevada	0	15,400	0	15,400
New Hampshire	0	13,313	0	13,313
New Jersey	0	63,599	0	63,599
New Mexico	0	8,222	0	8,222
New York	0	346,274	0	346,274
North Carolina	0	1,455	0	1,455
North Dakota	0	2,384	0	2,384
Ohio	0	59,125	0	59,125
Oklahoma	0	10,355	0	10,355
Oregon	0	22,481	0	22,481
Pennsylvania	0	91,321	0	91,321
Puerto Rico	0	106,435	0	106,435
Rhode Island	0	25,764	0	25,764
South Carolina	0	7,387	0	7,387
Tennessee	0	46,709	0	46,709
Texas	0	201,980	0	201,980
Utah	0	22,767	0	22,767
Virginia	0	32,485	0	32,485
Washington	0	26,082	0	26,082
West Virginia	0	7,201	0	7,201
Wisconsin	0	41,073	0	41,073
U.S. Government Agencies	0	60,550	0	60,550
Non-Agency Mortgage-Backed Securities	0	4,291	0	4,291
Short-Term Instruments
Repurchase Agreements	0	1,127	0	1,127
Municipal Bonds & Notes	0	1,004	0	1,004

	$0	$2,316,429	$4,751	$2,321,180
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$193,709	$0	$0	$193,709

Total Investments	$193,709	$2,316,429	$4,751	$2,514,889

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$72	$0	$72

Total Financial Derivative Instruments	$0	$72	$0	$72

Totals	$193,709	$2,316,501	$4,751	$2,514,961

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.9% ¤
MUNICIPAL BONDS & NOTES 91.8%
ALABAMA 3.1%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$2,000	$2,015
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,440	1,542
5.500% due 10/01/2054	2,400	2,653
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	800	896
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	1,250	1,313
7.000% due 10/01/2051	2,000	2,101
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.500% due 01/01/2053	2,500	2,716
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,050	3,257
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	1,800	1,804

		18,297

ARIZONA 2.0%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	1,000	1,018
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 4.125% due 09/01/2032	2,500	2,523
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	315
5.000% due 07/01/2030	350	367
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	1,000	1,082
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2022 5.000% due 01/01/2031	2,505	2,843
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2039	2,500	2,513
Tempe, Arizona Certificates of Participation Bonds, Series 2021 2.171% due 07/01/2033	1,000	793

		11,454

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	1,000	997

CALIFORNIA 8.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 4.320% (MUNIPSA) due 04/01/2056 ~	1,000	987
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,400	2,593
5.250% due 01/01/2054	1,750	1,852
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	2,200	2,207
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	8,605	8,596
California Municipal Finance Authority Revenue Bonds, Series 2023 4.375% due 09/01/2053	1,250	1,287
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	2,500	3,044
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	1,600	1,673
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,625	1,469
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	1,700	1,856
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	2,630	2,636
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021 1.313% due 08/01/2028	4,000	3,512
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	2,225	2,062
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	795	750

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2037	3,520	3,735
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.000% due 07/01/2039	3,500	3,862
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	1,000	1,149
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	3,630	3,714
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 4.000% due 11/01/2039	1,000	1,066
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	1,250	1,355

		49,405

COLORADO 2.3%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,385	1,330
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,143
5.250% due 11/01/2036	1,000	1,128
Colorado State Certificates of Participation Bonds, Series 2022 6.000% due 12/15/2038	3,000	3,726
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,037
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2032	2,000	2,147
Denver, Colorado Airport System City & County Revenue Notes, Series 2023 5.000% due 11/15/2030	1,500	1,670
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 01/15/2031	1,140	1,252

		13,433

CONNECTICUT 0.8%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	1,000	1,074
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,113
Connecticut State General Obligation Bonds, Series 2022 4.000% due 01/15/2034	1,500	1,632
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2030	1,000	1,114

		4,933

DISTRICT OF COLUMBIA 1.3%
District of Columbia Revenue Bonds, Series 2019 4.000% due 03/01/2040	4,370	4,501
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021 5.000% due 10/01/2029	3,000	3,314

		7,815

FLORIDA 4.2%
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2021 2.875% due 05/01/2031	1,000	886
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.000% due 06/15/2043	1,350	1,369
Escambia County, Florida Revenue Bonds, Series 2019 2.000% due 11/01/2033	775	762
Florida Development Finance Corp. Revenue Notes, Series 2023 5.000% due 09/01/2026	1,450	1,516
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	516
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	2,500	2,474
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	1,000	1,013
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2034	2,400	2,696
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017 4.750% due 11/01/2027	1,500	1,522
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,821
5.000% due 10/01/2036	1,300	1,442
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	745	745
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	1,000	874
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2032 (b)	1,000	683
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2026 (b)	275	244

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021 4.000% due 07/01/2035	2,000	2,103
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	1,000	1,000
5.250% due 05/01/2054	1,000	1,011

		24,677

GEORGIA 3.8%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	2,000	2,049
Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019 4.000% due 07/01/2035	4,000	4,119
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,250	1,246
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	1,000	991
4.125% due 11/01/2045	1,000	926
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023 5.000% due 04/01/2041	3,125	3,434
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	400	384
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,500	1,508
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	250	252
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	2,400	2,584
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 01/01/2035	1,500	1,521
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	538
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	1,000	1,014
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2025	425	433
5.000% due 01/01/2029	450	497
5.000% due 01/01/2032	100	112
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2028	400	431
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2026	200	206
5.000% due 01/01/2028	175	186

		22,431

GUAM 0.1%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	856

IDAHO 0.1%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	1,000	789

ILLINOIS 6.9%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	1,000	1,032
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2029	2,500	2,511
Chicago Midway International Airport, Illinois Revenue Notes, Series 2024 5.000% due 01/01/2028 (a)	2,550	2,707
Chicago O'Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.250% due 01/01/2041	1,945	2,171
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2035	715	804
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	2,797
5.000% due 06/01/2028	1,875	2,022
Chicago, Illinois General Obligation Notes, Series 2019 5.000% due 01/01/2028	1,000	1,063
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	415	425
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	1,250	1,283
Illinois Finance Authority Revenue Bonds, Series 2020
4.100% due 08/15/2049	4,300	4,300
5.000% due 08/15/2033	1,750	1,985
Illinois Finance Authority Revenue Bonds, Series 2022 3.870% due 08/15/2057	1,000	1,000
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	750	761
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2035	2,470	2,742

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	4,700	5,123
Illinois State General Obligation Notes, Series 2022 5.000% due 03/01/2026	1,000	1,040
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	576
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,118
Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	3,350	3,661
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2038	1,000	1,087

		40,208

INDIANA 2.8%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,000	1,015
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	3,000	2,822
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	1,000	941
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2031	750	827
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 02/01/2037	1,225	1,447
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2030	500	554
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series 2023 5.000% due 03/01/2033	1,100	1,205
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,500	2,569
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	496
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,500	2,569
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	2,000	2,051

		16,496

IOWA 0.4%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	900	913
5.000% due 12/01/2050	400	418
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 4.000% due 06/01/2038	1,000	1,006

		2,337

KENTUCKY 1.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	995
Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,466
5.250% due 06/01/2039	1,250	1,423
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2039	1,000	1,103
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	1,600	1,625

		8,612

LOUISIANA 0.1%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	310	306

MARYLAND 0.4%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2035	450	455
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2029	250	268
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	1,510	1,779

		2,502

MASSACHUSETTS 0.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	1,600	1,883
Commonwealth of Massachusetts General Obligation Notes, Series 2022 5.000% due 10/01/2031	2,400	2,865

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	542

		5,290

MICHIGAN 4.2%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,265	1,405
Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2028	300	321
5.250% due 05/01/2029	500	542
5.250% due 05/01/2030	700	768
5.250% due 05/01/2031	600	665
5.250% due 05/01/2032	600	672
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.390% (TSFR3M) due 07/01/2032 ~	1,000	951
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	1,950	2,062
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.000% due 07/01/2038	3,500	4,130
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	512
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,000	1,189
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2034	1,640	1,878
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028	7,210	7,832
5.000% due 12/01/2032	1,470	1,668

		24,595

MISSISSIPPI 0.1%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	750

MISSOURI 1.0%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	2,000	2,373
Missouri Development Finance Board Revenue Notes, Series 2022 5.000% due 05/01/2031	1,190	1,369
St Louis School District, Missouri General Obligation Notes, (AGM Insured), (BAM Insured), Series 2022 4.000% due 04/01/2024	2,000	2,005

		5,747

MULTI-STATE 1.5%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	4,195	4,064
4.548% due 08/25/2040	4,500	4,460

		8,524

NEVADA 0.3%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	1,500	1,481
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	2,000	263

		1,744

NEW HAMPSHIRE 0.4%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	2,489	2,412

NEW JERSEY 3.9%
New Jersey Economic Development Authority Revenue Notes, Series 2013 5.000% due 01/01/2024	570	570
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.185% due 03/01/2030	1,000	1,022
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008 0.000% due 12/15/2037 (b)	2,250	1,347
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (b)	1,500	1,040
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2037 (b)	1,560	934
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	4,085
5.000% due 06/15/2037	4,000	4,637
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	804
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	299

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	1,000	1,006
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,500	4,832
5.000% due 06/01/2046	2,000	2,031

		22,607

NEW MEXICO 0.8%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	3,000	2,688
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	1,700	1,716

		4,404

NEW YORK 12.2%
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2040	1,665	1,930
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015 4.100% due 11/15/2050	1,000	1,000
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	700	714
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,107
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.100% due 11/01/2044	4,000	4,000
New York City, New York General Obligation Bonds, Series 2023 5.000% due 08/01/2037	1,750	2,079
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.050% due 06/15/2048	8,000	8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	4,000	4,743
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.000% due 02/01/2040	1,000	1,141
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2036	1,750	2,125
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	3,000	2,984
5.150% due 11/15/2034	2,500	2,504
5.375% due 11/15/2040	2,400	2,404
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	2,000	2,063
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	5,620	5,627
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2034	1,500	1,628
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	993
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 5.125% due 09/01/2050	1,150	1,167
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2045	3,000	3,195
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2037	2,200	2,625
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2042	2,000	2,221
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	2,500	2,790
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	2,000	2,048
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	5,000	4,917
Port Authority of New York & New Jersey Revenue Bonds, Series 2021 5.000% due 10/15/2032	1,720	1,956
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.000% due 08/01/2039	1,500	1,646
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2036	1,500	1,711
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	773
5.000% due 06/01/2027	750	783

		70,874

NORTH CAROLINA 0.2%
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2025	1,000	1,004

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035	300	347

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.000% due 12/01/2039	225	250

		597

OHIO 2.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	353
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2034	1,000	1,094
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,006
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2027	200	211
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	2,785	2,842
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,292
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2023 5.000% due 12/01/2038	3,250	3,820
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2030 (b)	700	558

		12,176

OREGON 2.3%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2038	5,195	5,619
Oregon State Facilities Authority Legacy Health Project Revenue Notes, Series 2022 5.000% due 06/01/2030	1,700	1,890
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030	600	654
Port of Portland, Oregon Airport Revenue Bonds, Series 2023 5.000% due 07/01/2036	4,400	4,977

		13,140

PENNSYLVANIA 4.2%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.570% due 11/15/2047	4,350	4,297
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,250	1,260
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	512
Commonwealth of Pennsylvania General Obligation Bonds, Series 2023 4.000% due 09/01/2042	2,500	2,565
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	1,000	1,073
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013 5.000% due 01/01/2027	1,000	1,000
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 4.528% due 06/01/2037	2,000	1,719
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	1,000	990
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	2,000	2,051
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 4.860% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	750
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	874
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2038	1,350	1,499
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 06/30/2032	2,770	3,080
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2035	125	135
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	697
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022 5.000% due 06/01/2029	1,000	1,129
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	670

		24,301

PUERTO RICO 3.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2037	2,500	2,394
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	2,928	3,099
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	2,890	2,565
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.310% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	321
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	1,682	1,233

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

4.500% due 07/01/2034	1,500	1,507
5.000% due 07/01/2058	6,827	6,868
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	700	705

		18,692

RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,950	2,997
5.000% due 06/01/2040	1,205	1,215

		4,212

SOUTH CAROLINA 0.7%
Charleston Educational Excellence Finance Corp., South Carolina Revenue Notes, Series 2020 1.919% due 12/01/2030	1,750	1,485
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,400	1,526
South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2023 4.000% due 04/01/2033	1,000	997

		4,008

SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	556

TENNESSEE 2.5%
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023 5.000% due 07/01/2037	715	830
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	1,800	1,910
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,009
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,006
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,136
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,032
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,352

		14,275

TEXAS 6.5%
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2037	2,000	2,219
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2038	3,000	3,483
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2030	340	382
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,696
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2028	390	428
Harris County, Texas Municipal Utility District No 383, Revenue Bonds, (BAM Insured), Series 2023 5.000% due 08/15/2035	1,500	1,802
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,100	1,276
5.000% due 02/15/2038	1,265	1,450
5.000% due 02/15/2039	3,000	3,420
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,101
Houston, Texas Airport System Revenue Notes, (AGM Insured), Series 2023
5.000% due 07/01/2026	500	521
5.000% due 07/01/2027	1,600	1,697
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2036	2,545	3,029
Love Field Airport Modernization Corp., Texas Revenue Bonds, (AGM Insured), Series 2021 5.000% due 11/01/2032	2,000	2,236
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	538
North Texas Tollway Authority Revenue Bonds, Series 2022 5.000% due 01/01/2036	1,250	1,441
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2026	550	550
North Texas Tollway Authority Revenue Notes, Series 2023 5.000% due 01/01/2031	2,500	2,891
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	1,500	1,531
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.233% (TSFR3M) due 12/15/2026 ~	750	747

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	1,800	1,942
Texas State University System Revenue Bonds, Series 2017 5.000% due 03/15/2030	330	355
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	1,800	1,934
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2028	375	414

		38,083

UTAH 0.9%
City of Salt Lake, Utah Revenue Bonds, Series 2023 5.250% due 07/01/2036	2,125	2,454
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2023 5.000% due 07/01/2037	1,500	1,760
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021 4.000% due 08/01/2028	1,230	1,189

		5,403

VIRGINIA 0.6%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,780
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2037	500	559
Richmond Redevelopment & Housing Authority, Virginia Revenue Notes, Series 2023 4.250% due 03/01/2026	1,000	1,007

		3,346

WASHINGTON 1.4%
Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023 5.000% due 01/01/2037	850	994
Port of Seattle, Washington Revenue Bonds, Series 2019 4.000% due 04/01/2044	5,000	4,861
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	2,847	2,575

		8,430

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2041	1,100	1,245

WISCONSIN 2.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,500	2,540
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2046	4,250	4,376
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.070% due 04/01/2048	2,000	2,000
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2029 (b)	2,105	1,744
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,000	1,925
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	983

		13,568

Total Municipal Bonds & Notes (Cost $516,030)		535,531

U.S. GOVERNMENT AGENCIES 2.5%
Freddie Mac
2.990% due 04/25/2043	1,498	1,262
3.200% due 09/01/2040	2,500	2,197
3.600% due 06/01/2043	1,400	1,243
4.370% due 03/01/2040	998	984
4.900% due 02/01/2040	998	1,040
5.210% due 08/01/2040	2,697	2,900
5.360% due 06/01/2039	2,498	2,724

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

5.917% due 07/15/2040	1,996	2,004

Total U.S. Government Agencies (Cost $13,630)		14,354

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (c) 0.3%		1,729

MUNICIPAL BONDS & NOTES 0.3%
School District of Broward County, Florida Revenue Notes, Series 2023 5.000% due 06/28/2024	$2,000	2,016

Total Municipal Bonds & Notes (Cost $2,015)		2,016

Total Short-Term Instruments (Cost $3,744)		3,745

Total Investments in Securities (Cost $533,404)		553,630

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	2,699,291	26,256

Total Short-Term Instruments (Cost $26,250)		26,256

Total Investments in Affiliates (Cost $26,250)		26,256

Total Investments 99.4% (Cost $559,654)		$579,886
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $0)		0
Other Assets and Liabilities, net 0.6%		3,349

Net Assets 100.0%		$583,235

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$1,729	U.S. Treasury Notes 4.875% due 11/30/2025		$(1,764)	$1,729	$1,729

Total Repurchase Agreements							$(1,764)	$1,729	$1,729

	(1)						Includes accrued interest.
	(d)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description	Expiration Month			# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2024			429		$(48,430)	$(946)	$0	$0

Total Futures Contracts							$(946)	$0	$0

Cash of $1,145 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$18,297	$0	$18,297
	Arizona				0	11,454	0	11,454
	Arkansas				0	997	0	997
	California				0	49,405	0	49,405
	Colorado				0	13,433	0	13,433
	Connecticut				0	4,933	0	4,933
	District of Columbia				0	7,815	0	7,815
	Florida				0	24,677	0	24,677
	Georgia				0	22,431	0	22,431
	Guam				0	856	0	856
	Idaho				0	789	0	789
	Illinois				0	40,208	0	40,208
	Indiana				0	16,496	0	16,496
	Iowa				0	2,337	0	2,337
	Kentucky				0	8,612	0	8,612
	Louisiana				0	306	0	306
	Maryland				0	2,502	0	2,502
	Massachusetts				0	5,290	0	5,290
	Michigan				0	24,595	0	24,595
	Mississippi				0	750	0	750
	Missouri				0	5,747	0	5,747
	Multi-State				0	8,524	0	8,524
	Nevada				0	1,744	0	1,744
	New Hampshire				0	2,412	0	2,412
	New Jersey				0	22,607	0	22,607
	New Mexico				0	4,404	0	4,404
	New York				0	70,874	0	70,874
	North Carolina				0	1,004	0	1,004
	North Dakota				0	597	0	597
	Ohio				0	12,176	0	12,176

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Oregon	0	13,140	0	13,140
Pennsylvania	0	24,301	0	24,301
Puerto Rico	0	18,692	0	18,692
Rhode Island	0	4,212	0	4,212
South Carolina	0	4,008	0	4,008
South Dakota	0	556	0	556
Tennessee	0	14,275	0	14,275
Texas	0	38,083	0	38,083
Utah	0	5,403	0	5,403
Virginia	0	3,346	0	3,346
Washington	0	8,430	0	8,430
West Virginia	0	1,245	0	1,245
Wisconsin	0	13,568	0	13,568
U.S. Government Agencies	0	14,354	0	14,354
Short-Term Instruments
Repurchase Agreements	0	1,729	0	1,729
Municipal Bonds & Notes	0	2,016	0	2,016

	$0	$553,630	$0	$553,630
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,256	$0	$0	$26,256

Total Investments	$26,256	$553,630	$0	$579,886

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO National Municipal Intermediate Value Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.6% ¤
MUNICIPAL BONDS & NOTES 91.3%
ALABAMA 2.4%
Alabama Corrections Institution Finance Authority Revenue Notes, Series 2022 5.000% due 07/01/2028	$1,500	$1,651
University of South Alabama Revenue Bonds, (BAM Insured), Series 2019 5.000% due 04/01/2035	1,115	1,222

		2,873

ALASKA 0.9%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2034	1,015	1,131

ARKANSAS 1.1%
University of Arkansas Revenue Notes, Series 2020 5.000% due 12/01/2028	1,210	1,354

CALIFORNIA 3.8%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (a)	945	587
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2031	1,605	1,788
Solano County, California Community College District General Obligation Bonds, Series 2015 5.000% due 08/01/2029	1,070	1,111
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.500% due 08/01/2038	1,120	1,130

		4,616

CONNECTICUT 2.1%
Connecticut State General Obligation Bonds, Series 2015 5.000% due 11/15/2028	195	203
University of Connecticut Revenue Bonds, Series 2016 5.000% due 03/15/2030	2,200	2,303

		2,506

FLORIDA 4.4%
Central Florida Expressway Authority Revenue Bonds, Series 2016 4.000% due 07/01/2031	2,190	2,236
Orange County, Florida School Board Certificates of Participation Bonds, Series 2017 5.000% due 08/01/2028	1,600	1,772
St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019 5.000% due 07/01/2034	1,130	1,272

		5,280

ILLINOIS 15.8%
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2028	1,000	1,002
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,032
Cook County, Illinois Community Consolidated School District No 65, Evanston General Obligation Bonds, Series 2014 0.000% due 12/01/2032 (a)	1,000	656
Cook County, Illinois Community High School District No 218, Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	635
Cook County, Illinois Community School District No 106, Louisiana Grange General Obligation Bonds, Series 2022 5.000% due 12/01/2034	510	595
Cook County, Illinois Community Unit School District No 401, Elmwood Park General Obligation Notes, Series 2021 4.000% due 12/01/2025	1,500	1,534
Cook County, Illinois School District No 111, Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	748
4.000% due 12/01/2030	1,020	1,049
Du Page County, Illinois School District No 33, West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	826
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	501
Illinois State Toll Highway Authority Revenue Bonds, Series 2014 5.000% due 01/01/2036	2,125	2,135
Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Notes, (AGM Insured), Series 2023 5.000% due 12/01/2031	1,275	1,443

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2023 (Unaudited)

Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Notes, (BAM Insured), Series 2023 4.000% due 10/01/2030	1,000	1,051
University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	713
Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016 4.000% due 12/01/2036	1,000	1,011
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,442
Will County, Illinois School District No 122, General Obligation Bonds, Series 2022 4.000% due 10/01/2033	1,430	1,496
Will County, Illinois School District No 86, Joliet General Obligation Notes, (BAM Insured), Series 2022 4.000% due 03/01/2029	1,135	1,207

		19,076

INDIANA 0.9%
Fort Wayne Redevelopment Authority, Indiana Revenue Notes, Series 2022
5.000% due 12/15/2028	675	746
5.000% due 12/15/2029	360	404

		1,150

IOWA 1.1%
Waukee Community School District, Iowa Revenue Notes, Series 2017 4.000% due 06/01/2025	1,270	1,286

KENTUCKY 4.4%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	299
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
3.000% due 02/01/2025	425	425
3.000% due 02/01/2026	630	624
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	280
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,035
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,303
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,368

		5,334

LOUISIANA 2.6%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2037	2,000	2,093
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,002

		3,095

MAINE 1.3%
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2030	1,065	1,158
Maine Municipal Bond Bank, Revenue Bonds, Series 2023 5.000% due 11/01/2037	310	363

		1,521

MARYLAND 1.2%
Baltimore County, Maryland General Obligation Bonds, Series 2014 4.000% due 02/01/2033	1,425	1,425

MASSACHUSETTS 1.2%
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2017 5.000% due 06/01/2034	1,500	1,513

MICHIGAN 6.8%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	184
Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016 3.000% due 05/01/2024	225	225
Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2029	1,225	1,257
Fremont Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2019 5.000% due 05/01/2034	1,000	1,097
L'Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2025	695	715
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2033	1,975	1,986
Rochester Community School District, Michigan General Obligation Bonds, Series 2016 5.000% due 05/01/2032	2,075	2,170

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2023 (Unaudited)

Zeeland Public School, Michigan General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 05/01/2037	500	581

		8,215

MINNESOTA 2.1%
Cass Lake-Bena Independent School District No 115, Minnesota General Obligation Notes, Series 2019 5.000% due 02/01/2027	1,440	1,548
Minnesota Housing Finance Agency Revenue Bonds, Series 2015 5.000% due 08/01/2036	1,000	1,009

		2,557

MISSISSIPPI 1.4%
Mississippi Development Bank Revenue Notes, (BAM Insured), Series 2023 5.000% due 04/01/2031	1,485	1,680

MISSOURI 2.3%
Greene County, Missouri Certificates of Participation Bonds, Series 2018 5.000% due 09/01/2034	1,185	1,296
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured),Series 2023 5.000% due 03/01/2037	560	631
Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	569
5.250% due 05/01/2037	300	344

		2,840

MULTI-STATE 0.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 0.000% due 12/25/2036	999	968

NEVADA 4.4%
Clark County, Nevada General Obligation Bonds, Series 2018 5.000% due 06/01/2034	2,225	2,435
Clark County, Nevada School District General Obligation Notes, Series 2022 5.000% due 06/15/2028	1,500	1,652
Clark Department of Aviation, Nevada Revenue Notes, Series 2022 5.000% due 07/01/2026	1,170	1,218

		5,305

NEW JERSEY 2.1%
New Jersey Turnpike Authority Revenue Bonds, Series 2014 4.000% due 01/01/2035	2,555	2,559

NEW YORK 2.2%
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2033	1,000	1,105
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 5.000% due 06/15/2035	1,600	1,607

		2,712

OHIO 2.3%
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,278
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2024	200	202
4.000% due 12/01/2025	215	219
Warren City School District, Ohio General Obligation Bonds, Series 2020 4.000% due 12/01/2030	1,000	1,032

		2,731

OREGON 2.1%
Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2036 (a)	1,605	963
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2036 (b)	1,685	1,590

		2,553

PENNSYLVANIA 4.6%
Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022 4.000% due 11/15/2036	1,000	1,047
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,186
Commonwealth of Pennsylvania General Obligation Bonds, Series 2015 5.000% due 08/15/2031	2,000	2,052
Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038	465	498
5.000% due 09/01/2039	595	636

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2023 (Unaudited)

Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	209

		5,628

RHODE ISLAND 0.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	948

SOUTH CAROLINA 0.9%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,092

SOUTH DAKOTA 0.9%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,083

TENNESSEE 1.4%
Johnson City Health & Educational, Tennessee Revenue Notes, Series 2023 5.000% due 07/01/2032	1,500	1,717

TEXAS 9.8%
Austin Community College District, Texas General Obligation Bonds, Series 2023 5.000% due 08/01/2038	1,600	1,840
Birdville Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2023 5.000% due 02/15/2029	1,015	1,137
County of Fort Bend, Texas Toll Road Revenue Bonds, Series 2016 5.000% due 03/01/2032	1,440	1,472
Dallas, Texas Hotel Occupancy Tax Revenue Bonds, Series 2021 4.000% due 08/15/2036	2,850	2,879
Harris County, Texas Municipal Utility District No 383, General Obligation Notes, (BAM Insured), Series 2015
3.000% due 09/01/2024	235	234
3.000% due 09/01/2025	235	233
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	874
3.000% due 09/01/2027	860	864
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	590
Waller County, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2037	1,615	1,679

		11,802

WASHINGTON 0.3%
Grant County, Washington Public Utility District No 2, Revenue Notes, Series 2015 5.000% due 01/01/2026	395	408

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	561

WISCONSIN 2.4%
Clinton Community School District, Wisconsin General Obligation Notes, Series 2021 4.000% due 03/01/2029	1,210	1,292
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,604

		2,896

Total Municipal Bonds & Notes (Cost $111,710)		110,415

	SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
Fidelity Investments Money Market Government Portfolio, Class I 5.520% (c)	387,615	387

Total Short-Term Instruments (Cost $387)		387

Total Investments in Securities (Cost $112,097)		110,802

INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III	935,756	9,102

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $9,100)	9,102

Total Investments in Affiliates (Cost $9,100)	9,102

Total Investments 99.1% (Cost $121,197)	$119,904
Other Assets and Liabilities, net 0.9%	1,071

Net Assets 100.0%	$120,975

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,873	$0	$2,873
Alaska	0	1,131	0	1,131
Arkansas	0	1,354	0	1,354
California	0	4,616	0	4,616
Connecticut	0	2,506	0	2,506
Florida	0	5,280	0	5,280
Illinois	0	19,076	0	19,076
Indiana	0	1,150	0	1,150
Iowa	0	1,286	0	1,286
Kentucky	0	5,334	0	5,334
Louisiana	0	3,095	0	3,095
Maine	0	1,521	0	1,521
Maryland	0	1,425	0	1,425
Massachusetts	0	1,513	0	1,513
Michigan	0	8,215	0	8,215
Minnesota	0	2,557	0	2,557
Mississippi	0	1,680	0	1,680
Missouri	0	2,840	0	2,840
Multi-State	0	968	0	968
Nevada	0	5,305	0	5,305
New Jersey	0	2,559	0	2,559
New York	0	2,712	0	2,712
Ohio	0	2,731	0	2,731
Oregon	0	2,553	0	2,553
Pennsylvania	0	5,628	0	5,628
Rhode Island	0	948	0	948
South Carolina	0	1,092	0	1,092
South Dakota	0	1,083	0	1,083
Tennessee	0	1,717	0	1,717
Texas	0	11,802	0	11,802
Washington	0	408	0	408
West Virginia	0	561	0	561
Wisconsin	0	2,896	0	2,896
Short-Term Instruments
Mutual Funds	387	0	0	387

	$387	$110,415	$0	$110,802
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,102	$0	$0	$9,102

Total Investments	$9,489	$110,415	$0	$119,904

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.5% ¤
MUNICIPAL BONDS & NOTES 96.3%
ALABAMA 2.1%
Alabama Community College System Revenue Bonds, (AGM Insured), Series 2023 5.000% due 06/01/2053	$500	$528
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	2,150	2,359
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	1,525	1,526
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,185	2,182

		6,595

ARIZONA 0.8%
Town of Queen Creek, Arizona Excise Tax Revenue Bonds, Series 2022 5.000% due 08/01/2047	2,090	2,318

ARKANSAS 1.4%
University of Arkansas Revenue Bonds, Series 2022 5.000% due 04/01/2052	4,000	4,378

CALIFORNIA 3.5%
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	130
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,185	2,206
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	821
Modesto Elementary School District, California General Obligation Bonds, (NPFGC Insured), Series 2023 5.000% due 08/01/2047	1,000	1,121
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,775	6,462

		10,740

COLORADO 1.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2023 5.000% due 03/01/2051	235	257
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	2,500	2,639
Northern Colorado Water Conservancy District Certificates Of Participation, Series 2022 5.250% due 07/01/2052	2,100	2,315

		5,211

CONNECTICUT 5.2%
Connecticut Special Tax State Revenue Bonds, Series 2014 5.000% due 09/01/2034	2,425	2,446
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2037	5,710	6,248
5.000% due 01/01/2038	2,340	2,513
5.000% due 10/01/2038	4,370	4,750

		15,957

DISTRICT OF COLUMBIA 1.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	3,601

FLORIDA 4.0%
Lee County, Florida Local Option Gas Tax Revenue Bonds, Series 2022 5.250% due 08/01/2049	2,000	2,161
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	5,560
Pinellas Park, Florida Revenue Bonds, Series 2022 5.000% due 09/01/2049	2,200	2,399

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2023 (Unaudited)

St Johns County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2048	2,000	2,192

		12,312

GEORGIA 1.0%
Coweta County Public Facilities Authority, Georgia Revenue Bonds, Series 2022 5.000% due 09/01/2047	1,000	1,111
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	2,000	2,016

		3,127

HAWAII 2.2%
Hawaii Airports System State Revenue Bonds, Series 2015 5.000% due 07/01/2045	2,315	2,335
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,517

		6,852

ILLINOIS 13.2%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,504
5.000% due 01/01/2046	1,340	1,344
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,038
5.000% due 01/01/2036	2,925	3,025
5.000% due 01/01/2041	5,665	5,796
Chicago Park District, Illinois General Obligation Bonds, Series 2013 5.500% due 01/01/2033	525	525
Chicago Park District, Illinois General Obligation Bonds, Series 2015 5.000% due 01/01/2040	680	681
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	1,210	1,216
Cook County, Illinois School District No 36, Winnetka General Obligation Bonds, (AGM Insured), Series 2022 4.000% due 12/01/2042	1,805	1,842
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	3,570
Illinois Finance Authority Revenue Bonds, Series 2021 5.000% due 08/15/2036	1,350	1,513
Illinois Finance Authority Revenue Bonds, Series 2022 5.000% due 08/15/2047	1,775	1,923
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,311
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,263
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	2,200	2,355
5.250% due 01/01/2048	2,000	2,114
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	901
5.000% due 04/01/2044	3,900	3,904
University of Illinois Revenue Bonds, Series 2015 4.000% due 04/01/2034	640	643

		40,468

LOUISIANA 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2037	1,000	1,046
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,009
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	2,000	2,005

		4,060

MAINE 1.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022 5.500% due 07/01/2050	5,000	5,529

MARYLAND 0.2%
Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	636

MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	2,878
Commonwealth of Massachusetts General Obligation Bonds, Series 2016 5.000% due 03/01/2046	1,000	1,001

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2023 (Unaudited)

Massachusetts Port Authority Revenue Bonds, Series 2019 5.000% due 07/01/2034	1,000	1,098

		4,977

MICHIGAN 6.3%
Allegan Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2044	2,640	2,880
Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2044	3,240	3,602
Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2046	3,650	3,963
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	2,430	2,566
Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2050	750	734
Troy School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2047	2,515	2,785
Warren Consolidated Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2040	2,650	2,973

		19,503

MISSOURI 5.1%
Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 4.500% due 04/15/2048	2,275	2,348
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019 5.000% due 10/01/2044	2,225	2,406
Blue Springs, Missouri Revenue Bonds, Series 2022 5.000% due 08/01/2052	2,500	2,642
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2037	2,930	3,086
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured),Series 2023 5.000% due 03/01/2049	2,000	2,147
Orchard Farm R-V School District, Missouri Certificates of Participation Bonds, Series 2022 5.500% due 04/01/2047	3,000	3,204

		15,833

MULTI-STATE 1.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 0.000% due 12/25/2036	2,997	2,903
4.141% due 01/25/2040	2,985	2,699

		5,602

NEBRASKA 1.4%
Fremont School District, Nebraska General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 12/15/2048	2,925	3,205
Southeast Community College Area, Nebraska Certificates of Participation Bonds, Series 2023 4.500% due 12/15/2053	1,000	1,019

		4,224

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds, (BAM Insured), Series 2023 5.250% due 12/01/2041	1,450	1,655

NEW JERSEY 0.3%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.000% due 06/15/2044	1,000	1,053

NEW YORK 8.3%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.000% due 02/01/2047	2,535	2,797
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 5.000% due 11/01/2035	1,000	1,003
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,500	2,670
New York State Dormitory Authority Revenue Bonds, Series 2014
5.000% due 03/15/2036	4,915	4,929
5.000% due 03/15/2041	2,080	2,084
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,261
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022 5.250% due 07/01/2052	1,000	1,108
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	5,000	5,420

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2023 (Unaudited)

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2050	1,000	1,131

		25,403

NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,454

OHIO 3.1%
Akron City School District, Ohio Certificates of Participation Bonds, (AGM Insured), Series 2023 5.000% due 08/01/2053	1,000	1,071
Coshocton County, Ohio General Obligation Bonds, Series 2023 5.000% due 12/01/2048	3,405	3,593
Cuyahoga County, Ohio Revenue Bonds, Series 2022 5.500% due 12/01/2039	2,090	2,441
Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022 4.000% due 12/01/2051	1,500	1,440
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	1,000	989

		9,534

OKLAHOMA 0.9%
Oklahoma Water Resources Board State Loan Program Revenue Bonds, Series 2022 5.000% due 10/01/2047	2,500	2,798

OREGON 1.1%
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2042 (b)	3,775	3,463

PENNSYLVANIA 11.8%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,459
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,356
Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2040	1,750	1,900
5.000% due 03/15/2041	1,750	1,898
Keystone Central School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2023 4.375% due 02/15/2049	2,000	2,028
Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, Series 2022 4.000% due 05/01/2049	2,000	1,900
Manheim Central School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2022 5.000% due 04/01/2041	2,505	2,722
Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 05/15/2048	1,770	1,897
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,014
5.000% due 12/01/2044	6,465	6,534
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,023
5.000% due 12/01/2045	3,750	3,817
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	2,674
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,162
5.000% due 12/01/2047	1,000	1,037

		36,421

TEXAS 7.5%
Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023 4.000% due 02/15/2047	1,000	988
Austin, Texas Airport System Revenue Bonds, Series 2022 5.250% due 11/15/2047	1,725	1,855
Bexar County Texas Hospital District, General Obligation Bonds, Series 2023 5.000% due 02/15/2048	1,000	1,092
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,016
City of Georgetown,Texas Utility System Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/15/2042	4,000	4,381
Gulf Coast Water Authority, Texas Revenue Bonds, Series 2023 4.500% due 08/15/2052	1,240	1,264
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2052	2,500	2,644
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 08/15/2048	1,945	1,903
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,345	2,485
Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/15/2051	1,500	1,485

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2023 (Unaudited)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,600	1,600
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 4.250% due 08/15/2048	2,280	2,306

		23,019

UTAH 2.4%
City of Salt Lake, Utah Revenue Bonds, Series 2021 5.000% due 07/01/2037	1,000	1,098
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022 5.000% due 07/01/2043	1,000	1,116
South Utah Valley Solid Waste District Revenue Bonds, Series 2022 5.000% due 04/15/2047	1,450	1,583
Utah County, Utah Revenue Bonds, Series 2014 5.000% due 05/15/2045	3,445	3,458

		7,255

VIRGINIA 0.9%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,782

WASHINGTON 2.2%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,280	1,302
Port of Seattle, Washington Revenue Bonds, Series 2018 5.000% due 05/01/2043	4,000	4,086
Public Hospital District 1A of Whitman County, Washington General Obligation Bonds, Series 2023 5.000% due 12/01/2053	1,250	1,321

		6,709

Total Municipal Bonds & Notes (Cost $292,692)		296,469

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
Fidelity Investments Money Market Government Portfolio, Class I 5.520% (c)	545,456	545

Total Short-Term Instruments (Cost $545)		545

Total Investments in Securities (Cost $293,237)		297,014

INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	930,804	9,054

Total Short-Term Instruments (Cost $9,051)		9,054

Total Investments in Affiliates (Cost $9,051)		9,054

Total Investments 99.4% (Cost $302,288)		$306,068
Other Assets and Liabilities, net 0.6%		1,788

Net Assets 100.0%		$307,856

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$6,595	$0	$6,595
Arizona	0	2,318	0	2,318
Arkansas	0	4,378	0	4,378
California	0	10,740	0	10,740
Colorado	0	5,211	0	5,211
Connecticut	0	15,957	0	15,957
District of Columbia	0	3,601	0	3,601
Florida	0	12,312	0	12,312
Georgia	0	3,127	0	3,127
Hawaii	0	6,852	0	6,852
Illinois	0	40,468	0	40,468
Louisiana	0	4,060	0	4,060
Maine	0	5,529	0	5,529
Maryland	0	636	0	636
Massachusetts	0	4,977	0	4,977
Michigan	0	19,503	0	19,503
Missouri	0	15,833	0	15,833
Multi-State	0	5,602	0	5,602
Nebraska	0	4,224	0	4,224
New Hampshire	0	1,655	0	1,655
New Jersey	0	1,053	0	1,053
New York	0	25,403	0	25,403
North Carolina	0	4,454	0	4,454
Ohio	0	9,534	0	9,534
Oklahoma	0	2,798	0	2,798
Oregon	0	3,463	0	3,463
Pennsylvania	0	36,421	0	36,421
Texas	0	23,019	0	23,019
Utah	0	7,255	0	7,255
Virginia	0	2,782	0	2,782
Washington	0	6,709	0	6,709
Short-Term Instruments
Mutual Funds	545	0	0	545

	$545	$296,469	$0	$297,014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,054	$0	$0	$9,054

Total Investments	$9,599	$296,469	$0	$306,068

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO New York Municipal Bond Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.8% ¤
MUNICIPAL BONDS & NOTES 94.9%
ALABAMA 1.1%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$2,400	$2,653
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2027	4,000	4,179

		6,832

CALIFORNIA 2.4%
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	1,250	1,323
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	6,540	6,533
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	6,200	6,693

		14,549

GEORGIA 1.9%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	2,250	2,261
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,522
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,000	2,122
5.000% due 12/01/2053	3,400	3,661

		11,566

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2017 5.625% due 01/01/2030	1,240	1,302

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,400	1,421

KENTUCKY 0.4%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	2,500	2,501

MICHIGAN 0.4%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.390% (TSFR3M) due 07/01/2032 ~	2,500	2,378

MULTI-STATE 1.4%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
0.000% due 12/25/2036	4,095	3,967
4.548% due 08/25/2040	4,700	4,658

		8,625

NEVADA 0.4%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	2,000	2,037

NEW YORK 79.6%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	1,000	1,098
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	4,000	3,103
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,042
4.000% due 04/01/2050	1,000	976
5.000% due 04/01/2033	1,100	1,215
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	587
5.000% due 08/01/2040	500	518

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,509
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	418
5.000% due 08/01/2036	500	521
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	4,835	4,535
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	444
5.000% due 07/01/2044	1,000	1,009
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,285
5.000% due 07/01/2035	1,100	1,176
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	311
5.000% due 09/15/2027	275	285
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,035
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2039	3,250	3,369
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	538
5.000% due 09/01/2042	2,000	2,105
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	3,700	4,154
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 4.411% (SOFRRATE) due 11/01/2032 ~	1,500	1,494
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022 5.000% due 11/15/2046	4,920	5,418
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 4.000% due 10/01/2047	2,130	1,924
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,253
4.000% due 12/01/2046	5,000	4,491
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	800	817
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,620
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	2,742
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999 3.900% due 01/01/2034	2,365	2,365
New York City Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	1,000
New York City Housing Development Corp. Revenue Bonds, Series 2020 1.125% due 05/01/2060	1,895	1,852
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	1,000	878
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2045	1,500	1,491
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	5,600	5,576
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,240
5.000% due 01/01/2029	1,250	1,373
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,991
5.000% due 07/15/2035	2,500	2,751
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022 5.000% due 07/15/2035	2,370	2,842
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 4.100% due 08/01/2039	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 3.800% due 08/01/2039	4,000	4,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,001
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 4.100% due 11/01/2042	12,000	12,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 5.000% due 11/01/2026	2,500	2,600
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,051
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 08/01/2042	2,545	2,536
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.100% due 08/01/2042	13,000	13,000
5.000% due 05/01/2037	2,500	2,717
5.000% due 05/01/2038	2,500	2,697
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	7,000	7,291
5.000% due 11/01/2035	3,500	3,910
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.250% due 08/01/2040	10,000	11,684
New York City Water & Sewer System, New York Revenue Bonds, Series 2006 3.950% due 06/15/2038	1,690	1,690

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.100% due 06/15/2050	1,300	1,300
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 4.100% due 06/15/2050	5,500	5,500
New York City Water & Sewer System, New York Revenue Bonds, Series 2019 5.000% due 06/15/2049	4,645	4,994
New York City, New York General Obligation Bonds, Series 2012 4.150% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2016 4.000% due 12/01/2043	1,000	1,002
New York City, New York General Obligation Bonds, Series 2018 4.100% due 12/01/2047	6,285	6,285
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2043	2,500	2,874
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003 3.850% due 06/15/2035	1,000	1,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020 4.000% due 06/15/2050	1,155	1,150
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	1,300	1,487
5.250% due 06/15/2053	2,400	2,723
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2030	3,360	3,919
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	3,000	3,158
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.250% due 11/01/2048	5,000	5,661
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2050	2,000	2,281
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 4.000% due 11/01/2042 (a)	2,275	2,325
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	494
5.000% due 11/15/2029	1,000	1,026
5.000% due 11/15/2045	2,000	2,029
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	1,083
0.000% due 06/01/2055 (b)	16,875	1,421
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,000	5,969
5.150% due 11/15/2034	2,000	2,003
5.375% due 11/15/2040	4,000	4,006
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,941
2.800% due 09/15/2069	2,000	1,819
New York Liberty Development Corp. Revenue Notes, Series 2021 1.900% due 11/15/2031	2,000	1,780
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	3,400	3,422
4.000% due 11/15/2060	2,600	2,558
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	3,000	2,972
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2045	5,000	4,910
New York State Dormitory Authority Revenue Bonds, Series 2006 3.860% due 11/15/2036	3,830	3,830
New York State Dormitory Authority Revenue Bonds, Series 2014 5.000% due 03/15/2044	1,025	1,027
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	1,000	1,011
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,040
5.000% due 07/01/2050	1,285	1,305
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,098
5.000% due 02/15/2038	1,600	1,688
5.000% due 07/01/2038	1,000	1,063
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	4,513
4.000% due 07/01/2041	2,000	2,021
5.000% due 03/15/2041	3,500	3,735
5.000% due 07/01/2048	1,675	1,804
5.000% due 10/01/2048	1,500	1,860
5.250% due 03/15/2038	3,500	3,830
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	12,521
5.000% due 03/15/2047	4,500	4,805
5.000% due 07/01/2049	2,000	2,131
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,257
4.000% due 03/15/2035	5,000	5,405
4.000% due 02/15/2039	1,635	1,693
4.000% due 03/15/2044	1,000	1,007
4.000% due 07/01/2050	13,675	13,648
5.000% due 07/01/2050	5,000	5,373
5.000% due 07/01/2053	3,000	3,203

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	1,250	1,201
5.000% due 03/15/2041	3,000	3,380
5.000% due 07/01/2042	750	833
5.000% due 07/15/2042	1,000	1,038
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2042	5,000	5,718
New York State Dormitory Authority Revenue Notes, Series 2018 5.000% due 10/01/2028	2,000	2,256
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	3,973
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	2,678
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 2.750% due 09/01/2050	3,350	3,232
New York State Environmental Facilities Corp. Revenue Bonds, Series 2023 5.000% due 09/15/2048	3,250	3,607
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (c)	3,000	2,927
New York State Housing Finance Agency Revenue Bonds, Series 2021 1.000% due 11/01/2061	4,000	3,728
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,031
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2041	5,000	5,048
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2053	3,000	3,277
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000	2,004
5.000% due 03/15/2041	5,000	5,568
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2053	3,000	3,319
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,000	5,247
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,010	5,008
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,385	1,519
5.000% due 10/01/2040	1,885	1,909
5.250% due 08/01/2031	2,360	2,460
5.375% due 08/01/2036	1,500	1,547
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	3,000	2,640
New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,479
5.000% due 12/01/2033	2,000	2,237
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	4,000	4,032
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	2,500	2,459
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	675	671
5.250% due 05/15/2034	1,000	1,002
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	1,878
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	4,015	3,999
5.000% due 12/01/2043	1,500	1,642
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,653
Port Authority of New York & New Jersey Revenue Bonds, Series 2018 5.000% due 07/15/2038	4,000	4,301
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2033	3,150	3,581
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2037	2,000	2,255
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018 5.000% due 07/01/2037	525	568
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,015	841
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	27,290	3,055
4.000% due 06/01/2050	2,500	2,286
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	1,000	1,117
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
5.000% due 05/15/2042	2,545	2,899
5.250% due 05/15/2058	4,000	4,506
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	4,000	4,301
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	4,000	4,304
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.250% due 05/15/2052	2,500	2,785
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	2,792

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,000	3,656
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	1,940	1,967
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,133
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	717
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2041	5,000	5,888

		480,640

PUERTO RICO 5.1%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	4,076	2,226
0.000% due 11/01/2051	7,167	3,267
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,000	625
4.000% due 07/01/2041	3,250	2,992
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 0.000% due 07/01/2024 (b)	2,018	1,979
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.310% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,832
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	30,365	7,129
4.550% due 07/01/2040	1,000	1,007
4.750% due 07/01/2053	9,752	9,676

		30,733

TENNESSEE 0.9%
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,136
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,000	3,211

		5,347

TEXAS 0.9%
Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012 4.750% due 05/01/2038	3,500	3,500
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	1,800	1,942

		5,442

Total Municipal Bonds & Notes (Cost $559,108)		573,373

U.S. GOVERNMENT AGENCIES 0.8%
Freddie Mac
5.210% due 08/01/2040	2,697	2,899
5.917% due 07/15/2040	1,996	2,004

Total U.S. Government Agencies (Cost $4,664)		4,903

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		690

Total Short-Term Instruments (Cost $690)		690

Total Investments in Securities (Cost $564,462)		578,966

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	2,099,901	20,426

Total Short-Term Instruments (Cost $20,411)		20,426

Total Investments in Affiliates (Cost $20,411)		20,426

Total Investments 99.2% (Cost $584,873)		$599,392
Other Assets and Liabilities, net 0.8%		4,631

Net Assets 100.0%		$604,023

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Zero coupon security.
	(c)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%			11/01/2054	12/12/2023	$2,778	$2,927	0.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$690	U.S. Treasury Notes 0.375% due 11/30/2025	$(704)	$690	$690

Total Repurchase Agreements						$(704)	$690	$690

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$6,832	$0	$6,832
	California			0	14,549	0	14,549
	Georgia			0	11,566	0	11,566
	Illinois			0	1,302	0	1,302
	Iowa			0	1,421	0	1,421
	Kentucky			0	2,501	0	2,501
	Michigan			0	2,378	0	2,378
	Multi-State			0	8,625	0	8,625
	Nevada			0	2,037	0	2,037
	New York			0	480,640	0	480,640
	Puerto Rico			0	30,733	0	30,733
	Tennessee			0	5,347	0	5,347
	Texas			0	5,442	0	5,442
U.S. Government Agencies				0	4,903	0	4,903
Short-Term Instruments
	Repurchase Agreements			0	690	0	690

				$0	$578,966	$0	$578,966
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes			$20,426	$0	$0	$20,426

Total Investments				$20,426	$578,966	$0	$599,392

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.7% ¤
CORPORATE BONDS & NOTES 61.6%
BANKING & FINANCE 57.9%
ABN AMRO Bank NV 4.750% due 09/22/2027 •(d)(e)	EUR	3,600	$3,640
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(a)(e)		$5,000	300
Athora Netherlands NV 7.000% due 06/19/2025 •(d)(e)	EUR	4,400	4,759
AXIS Specialty Finance LLC 4.900% due 01/15/2040 •(h)		$7,000	5,839
Banca Monte dei Paschi di Siena SpA 8.500% due 09/10/2030 •	EUR	5,200	5,786
Banco Bilbao Vizcaya Argentaria SA
6.000% due 01/15/2026 •(d)(e)		3,400	3,739
7.883% due 11/15/2034		$5,400	5,879
8.375% due 06/21/2028 (d)(e)	EUR	3,800	4,557
9.375% due 03/19/2029 (d)(e)		$4,900	5,253
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(d)(e)		2,300	1,960
8.375% due 10/14/2030 •(d)(e)		15,300	15,108
Banco Santander SA
4.125% due 11/12/2027 •(d)(e)	EUR	5,600	5,312
4.375% due 01/14/2026 •(d)(e)		2,600	2,649
9.625% due 11/21/2028 (d)(e)		$4,000	4,296
9.625% due 05/21/2033 (d)(e)		6,400	7,008
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(d)(e)	EUR	12,500	14,007
Bank of Nova Scotia
3.625% due 10/27/2081 •(e)(f)		$5,200	4,006
4.900% due 06/04/2025 •(d)(e)(h)		6,500	6,225
Bankinter SA
6.250% due 01/17/2026 •(d)(e)	EUR	2,600	2,869
7.375% due 08/15/2028 •(d)(e)		1,400	1,573
Barclays PLC
6.125% due 12/15/2025 •(d)(e)		$13,100	12,546
8.000% due 03/15/2029 •(d)(e)		6,900	6,789
9.625% due 12/15/2029 (d)(e)		8,200	8,538
BNP Paribas SA
7.375% due 08/19/2025 •(d)(e)		5,800	5,823
7.750% due 08/16/2029 •(d)(e)		11,000	11,256
8.500% due 08/14/2028 (d)(e)		9,500	9,972
CaixaBank SA
3.625% due 09/14/2028 •(d)(e)	EUR	2,400	2,052
5.875% due 10/09/2027 •(d)(e)		9,200	9,866
6.750% due 06/13/2024 •(d)(e)		4,600	5,083
8.250% due 03/13/2029 •(d)(e)		5,400	6,331
Commerzbank AG 6.500% due 10/09/2029 •(d)(e)		2,600	2,734
Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(d)(e)		7,800	7,113
4.875% due 06/29/2029 •(d)(e)		1,200	1,199
Credit Acceptance Corp. 9.250% due 12/15/2028		$800	854
Credit Agricole SA 7.250% due 09/23/2028 •(d)(e)	EUR	4,600	5,391
Credit Suisse AG AT1 Claim		$58,550	7,026
de Volksbank NV 7.000% due 12/15/2027 •(d)(e)	EUR	2,200	2,311
Deutsche Bank AG
5.882% due 07/08/2031 •		$5,400	5,246
10.000% due 12/01/2027 •(d)(e)	EUR	4,600	5,554
DNB Bank ASA 5.900% (US0003M + 0.250%) due 02/23/2024 ~(d)		$1,700	1,695
Dresdner Funding Trust 8.151% due 06/30/2031		1,000	1,109
Erste Group Bank AG
4.250% due 10/15/2027 •(d)(e)	EUR	7,600	7,207
6.500% due 04/15/2024 •(d)(e)		2,600	2,873
8.500% due 10/15/2028 (d)(e)		2,200	2,572
Freedom Mortgage Corp. 6.625% due 01/15/2027		$4,800	4,586
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(d)	GBP	3,913	5,212

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2023 (Unaudited)

HSBC Holdings PLC 6.375% due 03/30/2025 •(d)(e)		$12,300	12,160
ING Groep NV
4.250% due 05/16/2031 •(d)(e)		3,400	2,482
6.500% due 04/16/2025 •(d)(e)		17,648	17,219
7.500% due 05/16/2028 •(d)(e)		7,600	7,606
Intesa Sanpaolo SpA
5.875% due 09/01/2031 •(d)(e)	EUR	4,600	4,593
7.700% due 09/17/2025 •(d)(e)		$8,700	8,570
8.248% due 11/21/2033 •		9,700	10,534
9.125% due 09/07/2029 (d)(e)	EUR	8,500	10,348
KBC Group NV
4.750% due 03/05/2024 (d)(e)		2,000	2,209
8.000% due 09/05/2028 (d)(e)		6,400	7,521
LeasePlan Corp. NV 7.375% due 05/29/2024 •(d)(e)		1,700	1,888
Legal & General Group PLC 5.625% due 03/24/2031 •(d)(e)	GBP	1,400	1,519
Liberty Mutual Group, Inc.
3.625% due 05/23/2059 •	EUR	4,100	4,431
4.125% due 12/15/2051 •		$7,000	5,879
4.300% due 02/01/2061		5,100	3,360
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(d)(e)		10,400	10,310
7.500% due 09/27/2025 •(d)(e)		12,560	12,331
8.000% due 09/27/2029 •(d)(e)		12,500	12,556
Midcap Financial Issuer Trust 6.500% due 05/01/2028		4,940	4,627
Mitsubishi UFJ Financial Group, Inc. 8.200% due 01/15/2029 (d)(e)		10,700	11,636
Nationwide Building Society 5.875% due 12/20/2024 •(d)(e)	GBP	400	502
NatWest Group PLC
4.600% due 06/28/2031 •(d)(e)		$5,950	4,480
6.000% due 12/29/2025 •(d)(e)		13,300	12,892
8.000% due 08/10/2025 •(d)(e)		12,700	12,754
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)(h)		10,600	8,400
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		6,200	5,588
5.750% due 09/15/2031		1,500	1,390
Prudential Financial, Inc.
5.125% due 03/01/2052 •		5,900	5,559
6.000% due 09/01/2052 •		3,000	2,993
Santander U.K. Group Holdings PLC 6.750% due 06/24/2024 •(d)(e)	GBP	4,400	5,614
Societe Generale SA
8.000% due 09/29/2025 •(d)(e)		$5,750	5,749
9.375% due 11/22/2027 •(d)(e)		3,600	3,775
10.000% due 11/14/2028 (d)(e)		4,600	4,927
Standard Chartered PLC 7.750% due 08/15/2027 •(d)(e)		6,500	6,654
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)	EUR	19,440	21,547
Svenska Handelsbanken AB
4.375% due 03/01/2027 •(d)(e)		$3,000	2,707
4.750% due 03/01/2031 •(d)(e)		1,600	1,324
Textron Financial Corp. 7.376% (US0003M + 1.735%) due 02/15/2067 ~		13,042	10,279
Toronto-Dominion Bank 8.125% due 10/31/2082 •(e)(h)		6,300	6,573
UBS Group AG
4.875% due 02/12/2027 •(d)(e)		12,000	10,839
9.250% due 11/13/2028 (d)(e)		3,600	3,893
9.250% due 11/13/2033 (d)(e)		3,300	3,665
UniCredit SpA
3.127% due 06/03/2032 •		7,800	6,598
5.459% due 06/30/2035 •		10,100	9,511
USB Realty Corp. 6.802% (US0003M + 1.147%) due 01/15/2027 ~(d)(h)		6,567	4,843
Virgin Money U.K. PLC 11.000% due 12/08/2028 (d)(e)	GBP	5,300	6,916
Voya Financial, Inc. 4.700% due 01/23/2048 •		$3,000	2,472

			569,926

INDUSTRIALS 1.3%
Enbridge, Inc. 8.500% due 01/15/2084		3,000	3,198
South Jersey Industries, Inc. 5.020% due 04/15/2031		9,700	7,804
Volkswagen International Finance NV
7.500% due 09/06/2028 (d)	EUR	900	1,083

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2023 (Unaudited)

7.875% due 09/06/2032 (d)	900	1,121

		13,206

UTILITIES 2.4%
CMS Energy Corp. 4.750% due 06/01/2050 •	$2,800	2,536
Edison International 8.125% due 06/15/2053 •	3,300	3,377
Electricite de France SA 9.125% due 03/15/2033 (d)	7,100	7,944
National Rural Utilities Cooperative Finance Corp. 7.125% due 09/15/2053	5,000	5,166
Sempra 4.125% due 04/01/2052 •	4,800	4,143

		23,166

Total Corporate Bonds & Notes (Cost $623,594)		606,298

	SHARES
PREFERRED SECURITIES 32.4%
BANKING & FINANCE 3.6%
Citigroup, Inc. 7.625% due 11/15/2028 (d)	9,100,000	9,292
Goldman Sachs Group, Inc. 7.500% due 02/10/2029 (d)	7,300,000	7,628
Wells Fargo & Co. 7.625% due 09/15/2028 (d)	17,400,000	18,249

		35,169

ENERGY 1.3%
Energy Transfer LP 7.125% due 05/15/2030 •(d)	13,600,000	12,638

FINANCIALS 24.7%
Aircastle Ltd. 5.250% due 06/15/2026 •(d)	5,200,000	4,473
Ally Financial, Inc. 4.700% due 05/15/2028 •(d)	8,300,000	5,678
American AgCredit Corp. 5.250% due 06/15/2026 •(d)	5,000,000	4,591
American Express Co. 3.550% due 09/15/2026 •(d)	14,800,000	12,710
Bank of America Corp. 5.875% due 03/15/2028 •(d)	40,510,000	38,879
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(d)	2,000,000	1,830
Capital One Financial Corp. 3.950% due 09/01/2026 •(d)	4,700,000	3,784
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	22,600,000	17,938
5.000% due 12/01/2027 •(d)(h)	6,375,000	5,383
Citigroup, Inc.
6.300% due 05/15/2024 •(d)	4,254,000	4,224
7.375% due 05/15/2028 •(d)	7,000,000	7,105
Citizens Financial Group, Inc. 4.000% due 10/06/2026 •(d)	2,600,000	2,056
Compeer Financial ACA 4.875% due 08/15/2026 •(d)	5,000,000	4,750
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(d)	10,000,000	7,842
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(d)	7,000,000	6,303
Goldman Sachs Group, Inc.
4.400% due 02/10/2025 •(d)	3,100,000	2,908
8.505% (TSFR3M + 3.136%) due 01/29/2024 ~(d)	10,600,000	10,596
JPMorgan Chase & Co.
4.200% due 09/01/2026 (d)	75,000	1,426
4.600% due 02/01/2025 •(d)(h)	17,100,000	16,508
4.625% due 06/01/2026 (d)	200,000	4,176
MetLife, Inc. 5.875% due 03/15/2028 •(d)	4,500,000	4,422
Morgan Stanley
4.875% due 01/15/2025 (d)	130,000	2,933
5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)	336,806	8,157
5.875% due 09/15/2026 •(d)	2,700,000	2,580
8.806% (TSFR3M + 3.422%) due 12/15/2025 ~(d)	11,700,000	11,997
Nationwide Building Society 10.250% ~	53,204	8,836

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2023 (Unaudited)

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(d)	17,200,000	13,857
6.250% due 03/15/2030 •(d)	6,800,000	6,357
SVB Financial Group
4.100% due 02/15/2031 ^(a)(d)	28,200,000	309
4.700% due 11/15/2031 ^(a)(d)	10,000,000	147
Truist Financial Corp.
5.100% due 03/01/2030 •(d)(h)	5,600,000	5,115
8.748% (TSFR3M + 3.364%) due 12/15/2024 ~(d)	5,000,000	5,000
Wells Fargo & Co.
4.250% due 09/15/2026 (d)	150,000	2,667
4.750% due 03/15/2025 (d)	75,100	1,497
5.900% due 06/15/2024 •(d)	6,650,000	6,617

		243,651

INDUSTRIALS 0.3%
Energy Transfer LP 6.750% due 05/15/2025 •(d)	2,900,000	2,789

UTILITIES 2.5%
Edison International 5.000% due 12/15/2026 •(d)	9,300,000	8,740
SCE Trust 7.500% due 11/22/2028 (d)	188,000	4,926
Sempra 4.875% due 10/15/2025 •(d)	11,200,000	10,974

		24,640

Total Preferred Securities (Cost $379,831)		318,887

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (g) 0.2%		1,833

U.S. TREASURY BILLS 0.5%
5.393% due 01/11/2024 - 02/29/2024 (b)(c)(k)	5,153	5,123

Total Short-Term Instruments (Cost $6,955)		6,956

Total Investments in Securities (Cost $1,010,380)		932,141

	SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio III	7,631,964	74,236

Total Short-Term Instruments (Cost $74,200)		74,236

Total Investments in Affiliates (Cost $74,200)		74,236

Total Investments 102.2% (Cost $1,084,580)		$1,006,377
Financial Derivative Instruments (i)(j) (0.1)%(Cost or Premiums, net $(5,000))		(553)
Other Assets and Liabilities, net (2.1)%		(21,535)

Net Assets 100.0%		$984,289

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bank of Nova Scotia	3.625%	10/27/2081	09/29/2021	$5,200	$4,006	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$1,833	U.S. Treasury Notes 4.875% due 11/30/2025	$(1,870)	$1,833	$1,833

Total Repurchase Agreements	$(1,870)	$1,833	$1,833

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.970%	10/10/2023	01/08/2024	$(5,153)	$(5,224)
6.070	10/10/2023	01/08/2024	(16,339)	(16,571)
JPS	6.010	10/03/2023	01/03/2024	(17,625)	(17,893)

Total Reverse Repurchase Agreements	$(39,688)

(h)	Securities with an aggregate market value of $46,822 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(62,171) at a weighted average interest rate of 5.402%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2024	51	$6,716	$109	$0	$(27)
Euro-Schatz March Futures	03/2024	280	32,934	208	14	(20)
U.S. Treasury 2-Year Note March Futures	03/2024	407	83,807	690	54	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	424	50,039	2,303	0	(40)

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2023 (Unaudited)

U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	293	39,143	3,411	5	(149)
United Kingdom Long Gilt March Futures	03/2024	29	3,794	231	0	(41)

$6,952	$73	$(277)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2024	66	$(9,998)	$(302)	$104	$0
Euro-Buxl 30-Year Bond March Futures	03/2024	90	(14,081)	(1,128)	391	0
U.S. Treasury 5-Year Note March Futures	03/2024	1,156	(125,742)	(2,683)	0	(99)
U.S. Treasury 10-Year Note March Futures	03/2024	134	(15,127)	(474)	0	0
U.S. Treasury Long-Term Bond March Futures	03/2024	30	(3,748)	(81)	6	0

$(4,668)	$501	$(99)

Total Futures Contracts	$2,284	$574	$(376)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(2)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	6,300	$59	$200	$259	$0	$(3)
Pay(2)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029	2,600	68	190	258	0	(9)
Receive(2)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034	7,200	(224)	(737)	(961)	80	0
Receive(2)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054	3,300	(165)	(549)	(714)	100	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	$20,000	(4,738)	(1,413)	(6,151)	0	(78)

Total Swap Agreements	$(5,000)	$(2,309)	$(7,309)	$180	$(90)

Cash of $5,825 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)	Unsettled variation margin asset of $9 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	856	$1,087	$0	$(4)
BPS	01/2024	EUR	40,993	45,052	0	(214)
01/2024	GBP	3,264	4,140	0	(20)
01/2024	$1,461	EUR	1,325	4	(2)
01/2024	6,517	GBP	5,149	47	0
BRC	01/2024	EUR	38,039	$41,834	0	(168)
01/2024	GBP	528	675	1	0
CBK	01/2024	$898	EUR	822	9	0
01/2024	1,126	GBP	900	21	0
IND	01/2024	2,400	EUR	2,191	20	0
MBC	01/2024	AUD	264	$175	0	(5)
01/2024	GBP	182	230	0	(2)
RYL	01/2024	5,300	6,675	0	(81)
SCX	01/2024	929	1,175	0	(9)
01/2024	$2,291	EUR	2,096	23	0
UAG	01/2024	EUR	72,509	$79,757	0	(307)
01/2024	GBP	17,734	22,443	0	(163)

Total Forward Foreign Currency Contracts	$125	$(975)

(k)

Securities with an aggregate market value of $1,816 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$569,626	$300	$569,926
Industrials	0	13,206	0	13,206
Utilities	0	23,166	0	23,166
Preferred Securities
Banking & Finance	0	35,169	0	35,169
Energy	0	12,638	0	12,638
Financials	20,856	222,795	0	243,651
Industrials	0	2,789	0	2,789
Utilities	4,926	19,714	0	24,640
Short-Term Instruments
Repurchase Agreements	0	1,833	0	1,833
U.S. Treasury Bills	0	5,123	0	5,123

	$25,782	$906,059	$300	$932,141
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$74,236	$0	$0	$74,236

Total Investments	$100,018	$906,059	$300	$1,006,377

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	509	245	0	754
Over the counter	0	125	0	125

	$509	$370	$0	$879
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(88)	(378)	0	(466)
Over the counter	0	(975)	0	(975)

	$(88)	$(1,353)	$0	$(1,441)

Total Financial Derivative Instruments	$421	$(983)	$0	$(562)

Totals	$100,439	$905,076	$300	$1,005,815

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.0% ¤
CORPORATE BONDS & NOTES 12.3%
BANKING & FINANCE 8.9%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		$150	$147
3.000% due 10/29/2028		300	274
3.300% due 01/30/2032		300	261
American Honda Finance Corp. 5.000% due 05/23/2025		1,600	1,606
American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,634
3.800% due 08/15/2029		$881	837
Aviation Capital Group LLC 5.500% due 12/15/2024		400	398
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		10	9
Bank of America Corp.
1.734% due 07/22/2027 •		100	92
5.933% due 09/15/2027		2,000	2,042
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	802
Bank of America NA
5.650% due 08/18/2025		2,000	2,025
6.182% due 08/18/2025		1,000	1,003
Barclays PLC
4.337% due 01/10/2028		200	194
4.375% due 03/15/2028 •(h)(i)		700	546
4.972% due 05/16/2029 •		200	197
5.200% due 05/12/2026		200	199
5.875% due 09/15/2024 •(h)(i)	GBP	200	247
Citibank NA
5.488% due 12/04/2026		$500	509
5.864% due 09/29/2025		3,600	3,661
Credit Suisse AG AT1 Claim		1,374	165
Discover Bank 4.650% due 09/13/2028		400	381
Equinix, Inc. 1.550% due 03/15/2028		500	439
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	465
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		$500	492
5.798% due 08/10/2026		2,200	2,222
6.460% due 08/10/2026		400	400
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		2,000	2,018
GSPA Monetization Trust 6.422% due 10/09/2029		25	24
Healthcare Realty Holdings LP 2.400% due 03/15/2030		346	285
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,301
4.292% due 09/12/2026 •		472	462
ING Groep NV
3.875% due 05/16/2027 •(h)(i)		800	651
4.250% due 05/16/2031 •(h)(i)		200	146
5.750% due 11/16/2026 •(h)(i)		200	187
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		900	902
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		3,138	2,871
JPMorgan Chase Bank NA 5.110% due 12/08/2026		800	807
Morgan Stanley
1.512% due 07/20/2027		1,500	1,371
2.720% due 07/22/2025		300	295
6.138% due 10/16/2026 •		100	102
Morgan Stanley Bank NA 5.882% due 10/30/2026		1,600	1,646
NatWest Group PLC
2.875% due 09/19/2026 •	GBP	158	193
4.269% due 03/22/2025 •		$500	498
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,255	1,189
2.679% due 07/16/2030		1,491	1,272

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	5,296	639
Nykredit Realkredit AS 1.500% due 10/01/2053		27,206	3,277
Realkredit Danmark AS 1.500% due 10/01/2053		8,055	971
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		$200	204
Toyota Motor Credit Corp. 5.920% due 08/22/2024		1,500	1,502
UBS Group AG
3.750% due 03/26/2025		500	490
4.751% due 05/12/2028 •		2,400	2,365
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,388
1.741% due 05/04/2030 •		700	704
Wells Fargo Bank NA
5.550% due 08/01/2025		$2,200	2,224
6.188% due 08/01/2025		1,200	1,204

			52,435

INDUSTRIALS 2.9%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		700	631
Broadcom, Inc.
3.137% due 11/15/2035		700	575
3.469% due 04/15/2034		600	522
Carrier Global Corp. 4.375% due 05/29/2025	EUR	300	334
Charter Communications Operating LLC
4.908% due 07/23/2025		$315	312
7.289% (US0003M + 1.650%) due 02/01/2024 ~		1,101	1,101
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	662
DAE Funding LLC
1.625% due 02/15/2024		1,100	1,094
2.625% due 03/20/2025		500	480
3.375% due 03/20/2028		600	554
Dell International LLC 4.900% due 10/01/2026		78	78
Hyundai Capital America 6.539% due 08/04/2025		1,600	1,600
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,238	1,207
Imperial Brands Finance PLC 3.500% due 07/26/2026		2,190	2,090
INEOS Finance PLC 2.125% due 11/15/2025	EUR	912	976
MPLX LP 2.650% due 08/15/2030		$900	777
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,177	1,134
4.345% due 09/17/2027		1,741	1,667
4.810% due 09/17/2030		500	468
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		800	729

			16,991

UTILITIES 0.5%
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	1,749
4.550% due 07/01/2030		800	763
Rio Oil Finance Trust 8.200% due 04/06/2028		360	369

			2,881

Total Corporate Bonds & Notes (Cost $76,720)			72,307

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		78	82
6.725% due 04/01/2035		171	180

Total Municipal Bonds & Notes (Cost $257)			262

U.S. GOVERNMENT AGENCIES 17.9%
Fannie Mae
2.242% due 01/25/2031 ~(a)		392	31
4.500% due 09/25/2040		649	632
4.695% due 12/01/2034 •		25	25

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

7.255% due 03/01/2034 •		11	11
Freddie Mac
3.000% due 09/01/2032		1,674	1,605
3.500% due 07/15/2042		1,001	917
4.000% due 01/01/2048 - 03/01/2049		456	440
6.500% due 05/01/2035		23	24
Ginnie Mae
2.750% due 11/20/2044 •		135	134
4.869% due 04/20/2068 •		503	498
5.807% due 08/20/2047 •		75	72
U.S. Small Business Administration
5.490% due 03/01/2028		5	5
6.020% due 08/01/2028		43	43
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		391	381
3.500% due 02/01/2043 - 09/01/2048		3,095	2,893
4.500% due 07/01/2052 - 12/01/2053		12,706	12,325
5.000% due 02/01/2053		996	985
6.000% due 08/01/2036 - 04/01/2041		221	229
6.500% due 09/01/2036		32	33
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2054		50	49
5.000% due 01/01/2054 - 02/01/2054		19,800	19,593
5.500% due 02/01/2054		16,100	16,173
6.000% due 02/01/2054		19,600	19,902
6.500% due 02/01/2054		27,500	28,180

Total U.S. Government Agencies (Cost $104,402)			105,180

U.S. TREASURY OBLIGATIONS 6.7%
U.S. Treasury Bonds
4.125% due 08/15/2053 (n)		1,000	1,011
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024 (l)		13,087	12,863
0.125% due 10/15/2024 (l)(n)		8,274	8,095
0.125% due 04/15/2025 (l)		1,429	1,379
0.125% due 02/15/2051 (n)		2,127	1,319
0.125% due 02/15/2052 (n)		442	271
0.250% due 01/15/2025		9,872	9,583
0.625% due 07/15/2032 (n)		1,588	1,452
0.625% due 02/15/2043 (l)		840	657
1.125% due 01/15/2033 (n)		930	880
1.375% due 07/15/2033 (n)		608	590
U.S. Treasury Notes
3.875% due 05/15/2043		1,500	1,430

Total U.S. Treasury Obligations (Cost $40,671)			39,530

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.8%
280 Park Avenue Mortgage Trust 6.738% due 09/15/2034 •		1,300	1,218
Adjustable Rate Mortgage Trust 4.923% due 01/25/2036 ~		557	437
American Home Mortgage Assets Trust
5.660% due 10/25/2046 •		124	66
6.750% due 11/25/2046 þ		134	116
Atrium Hotel Portfolio Trust 7.159% due 12/15/2036 ~		2,300	2,113
Avon Finance 6.087% due 12/28/2049	GBP	2,500	3,180
Banc of America Funding Trust 4.503% due 09/20/2046 ~		$460	405
Bear Stearns ALT-A Trust
4.488% due 05/25/2035 ~		21	20
5.790% due 08/25/2036 ~		80	70
BSST Mortgage Trust 7.112% due 02/15/2037 •		4,600	3,342
BX Trust 6.111% due 04/15/2039 •		998	970
Chase Mortgage Finance Trust 4.371% due 09/25/2036 ~		135	110
Citigroup Mortgage Loan Trust
4.523% due 09/25/2037 ~		11	10
6.170% due 09/25/2062 þ		2,894	2,908
CitiMortgage Alternative Loan Trust 6.000% due 04/25/2037 •		176	149
Commercial Mortgage Trust 3.545% due 02/10/2036		1,800	1,681
Countrywide Alternative Loan Trust
5.500% due 06/25/2025		234	182
5.500% due 05/25/2035		329	263
5.500% due 11/25/2035		86	50
5.710% due 12/25/2046 •		802	689
6.000% due 12/25/2035		304	225
6.000% due 05/25/2036		50	25
6.250% due 08/25/2036		673	400

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

7.000% due 10/25/2037	105	39
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037	231	116
6.000% due 02/25/2037	245	126
Credit Suisse Mortgage Capital Trust
2.000% due 01/25/2060 ~	1,539	1,323
4.146% due 06/25/2050 ~	636	543
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.850% due 02/25/2037 ~	590	505
5.970% due 02/25/2035 «•	34	32
First Horizon Alternative Mortgage Securities Trust 5.856% due 06/25/2036 ~	337	261
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~	3,300	3,327
HarborView Mortgage Loan Trust 5.880% due 12/19/2036 •	282	225
Impac CMB Trust 6.110% due 03/25/2035 •	111	98
IndyMac INDX Mortgage Loan Trust
5.870% due 11/25/2046 •	664	603
5.950% due 07/25/2035 •	202	184
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	3,500	2,821
4.248% due 07/05/2033	1,700	1,497
6.469% due 04/15/2037 •	2,148	1,898
6.785% due 07/05/2033 ~	819	759
6.859% due 12/15/2031 •	220	180
JP Morgan Mortgage Trust
3.750% due 07/27/2037 ~	78	71
5.528% due 07/25/2035 «~	6	6
5.750% due 01/25/2036	11	5
Lehman Mortgage Trust 6.000% due 11/25/2036 •	174	85
Lehman XS Trust 5.920% due 08/25/2046 •	324	311
Luminent Mortgage Trust 3.827% due 04/25/2036 ~	3,432	2,336
MASTR Adjustable Rate Mortgages Trust 5.386% due 11/21/2034 ~	573	540
MASTR Asset Securitization Trust 6.000% due 06/25/2036	113	66
Merrill Lynch Alternative Note Asset Trust
5.870% due 03/25/2037 •	2,232	569
6.000% due 03/25/2037 «	54	19
Merrill Lynch Mortgage Investors Trust
4.326% due 04/25/2035 «~	9	8
4.903% due 02/25/2036 ~	2	2
MFA Trust 6.775% due 10/25/2058 þ	1,087	1,101
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036	83	36
MortgageIT Mortgage Loan Trust 5.990% due 12/25/2035 •	192	188
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~	1,084	1,037
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	27	14
Nomura Resecuritization Trust 6.370% due 07/25/2036 ~	2,299	2,198
NovaStar Mortgage Funding Trust 0.523% due 09/25/2046 •	651	229
OBX Trust 7.159% due 10/25/2063 þ	1,753	1,799
Prime Mortgage Trust 6.000% due 06/25/2036 «	3	3
Residential Accredit Loans, Inc. Trust
5.790% due 01/25/2037 •	1,534	1,345
5.791% due 10/25/2037 ~	299	252
5.970% due 08/25/2037 ~	14	13
6.000% due 01/25/2037	33	26
6.000% due 03/25/2037 «	84	68
Residential Funding Mortgage Securities, Inc. Trust 4.657% due 04/25/2037 ~	156	130
Sequoia Mortgage Trust 3.627% due 09/20/2046 ~	89	61
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	322	301
Structured Adjustable Rate Mortgage Loan Trust
4.520% due 03/25/2036 ~	35	26
5.550% due 08/25/2035 «~	30	17
Thornburg Mortgage Securities Trust
2.848% due 03/25/2044 ~	43	41
5.243% due 12/25/2044 «~	78	73
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~	401	390
3.319% due 10/25/2057 ~	1,479	1,213

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Verus Securitization Trust
4.260% due 02/25/2067 þ		1,111	1,032
5.811% due 05/25/2068 þ		1,240	1,239
6.443% due 08/25/2068 þ		1,692	1,713
6.476% due 06/25/2068 þ		1,185	1,198
6.665% due 09/25/2068 þ		1,463	1,484
WaMu Mortgage Pass-Through Certificates Trust
3.834% due 06/25/2037 ~		121	104
4.007% due 06/25/2037 ~		127	110
4.615% due 10/25/2035 ~		18	16
4.923% due 12/25/2035 ~		168	153
5.240% due 01/25/2035 ~		43	39
6.010% due 12/25/2045 •		14	14
6.012% due 02/25/2046 •		53	47
6.082% due 01/25/2046 •		4,434	3,812
6.110% due 08/25/2045 •		3,072	2,899
6.250% due 01/25/2045 •		562	520
Washington Mutual Mortgage Pass-Through Certificates Trust
4.052% due 09/25/2036 ~		486	137
5.762% due 02/25/2047 •		697	609
5.952% due 04/25/2046 •		59	46
5.970% due 02/25/2036 ~		488	368
Wells Fargo Mortgage-Backed Securities Trust 6.132% due 09/25/2036 ~		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $69,009)			63,289

ASSET-BACKED SECURITIES 36.4%
Aames Mortgage Investment Trust 6.460% due 07/25/2035 •		185	185
ACHV ABS Trust
6.810% due 11/25/2030		422	423
7.240% due 11/25/2030		400	404
Aegis Asset-Backed Securities Trust 6.205% due 08/25/2035 •		4,370	3,775
Ally Auto Receivables Trust 5.460% due 05/15/2028		1,000	1,012
ALM Ltd. 7.505% due 10/15/2029 •		3,000	3,005
American Express Credit Account Master Trust 4.870% due 05/15/2028		1,500	1,512
Arbor Realty Commercial Real Estate Notes Ltd.
6.788% due 01/15/2037 •		3,200	3,152
7.762% due 05/15/2037 •		1,200	1,189
8.262% due 05/15/2037 •		1,200	1,190
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.130% due 11/25/2035 •		1,795	1,733
Asset-Backed Securities Corp. Home Equity Loan Trust 6.280% due 06/25/2034 •		814	798
Atlas Senior Loan Fund Ltd. 7.627% due 07/20/2032 •		2,500	2,507
Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		2,000	1,939
3.350% due 09/22/2025		300	296
5.900% due 08/21/2028		1,300	1,329
6.120% due 04/20/2027		3,300	3,354
Barings CLO Ltd. 6.605% due 04/15/2031 •		2,771	2,768
Bear Stearns Asset-Backed Securities Trust
6.520% due 08/25/2037 •		556	484
7.070% due 08/25/2037 •		3,000	2,457
Blackrock European CLO DAC 4.585% due 10/15/2031 ~	EUR	2,062	2,241
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$900	910
BNPP AM Euro CLO DAC 4.615% due 10/15/2031 •	EUR	355	386
Cairn CLO DAC 4.618% due 01/31/2030 •		904	989
Capital One Prime Auto Receivables Trust 5.988% due 09/15/2025 •		$801	801
Carlyle Euro CLO DAC 4.892% due 08/15/2032 •	EUR	1,200	1,307
Carmax Auto Owner Trust 6.238% due 12/15/2025 •		$969	970
Carvana Auto Receivables Trust
4.600% due 07/15/2026		945	938
5.380% due 03/12/2029		600	602
5.420% due 04/10/2028		1,000	1,003
5.980% due 08/10/2026		452	453
6.410% due 09/10/2027		1,193	1,199
CBAM Ltd. 6.684% due 04/17/2031 ~		2,666	2,662
Centex Home Equity Loan Trust 6.115% due 03/25/2034 «~		79	75

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

CIFC Funding Ltd. 7.190% due 04/25/2033 •		1,950	1,942
Citigroup Mortgage Loan Trust
5.660% due 05/25/2037 •		826	551
5.790% due 09/25/2036 •		2,832	2,057
5.950% due 08/25/2036 •		1,000	897
5.990% due 03/25/2036 •		1,108	997
7.250% due 05/25/2036 þ		94	49
Citigroup Mortgage Loan Trust, Inc.
5.920% due 10/25/2036 •		149	148
5.950% due 11/25/2036 •		3,100	2,885
6.370% due 09/25/2035 ~		1,370	1,296
Citizens Auto Receivables Trust
6.130% due 07/15/2026		1,535	1,538
6.288% due 07/15/2026		1,247	1,249
Countrywide Asset-Backed Certificates Trust
5.870% due 02/25/2037 ~		274	258
6.210% due 08/25/2047 •		270	258
Countrywide Partnership Trust 6.370% due 02/25/2035 •		3,774	3,640
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,897	357
CVC Cordatus Loan Fund DAC
4.555% due 09/15/2031 •	EUR	1,593	1,732
4.615% due 10/15/2031 •		3,692	4,021
4.652% due 07/21/2030 •		810	884
DT Auto Owner Trust 6.290% due 08/16/2027		$2,442	2,453
ECMC Group Student Loan Trust 6.452% due 07/25/2069 •		414	410
Ellington Loan Acquisition Trust 6.570% due 05/25/2037 •		1,288	1,242
Encore Credit Receivables Trust 6.205% due 09/25/2035 •		26	25
Exeter Automobile Receivables Trust 6.320% due 03/15/2027		1,700	1,716
Fifth Third Auto Trust 5.800% due 11/16/2026		1,000	1,002
First Franklin Mortgage Loan Trust
5.750% due 03/25/2037 •		1,886	1,000
5.780% due 09/25/2036 •		110	102
6.190% due 11/25/2035 •		498	460
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •		3,600	3,512
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		1,600	1,610
Fremont Home Loan Trust
5.610% due 11/25/2036 •		313	184
5.620% due 10/25/2036 •		1,043	421
5.810% due 02/25/2037 •		952	320
6.205% due 01/25/2035 ~		118	114
Galaxy CLO Ltd. 6.625% due 10/15/2030 •		1,149	1,148
Gallatin CLO Ltd. 7.305% due 07/15/2031 •		1,200	1,197
GLS Auto Receivables Issuer Trust
5.700% due 01/15/2027		1,657	1,654
6.040% due 03/15/2027		1,200	1,204
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	1,017
6.270% due 08/16/2027		2,129	2,138
GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		1,400	1,402
5.634% due 08/20/2024		147	147
5.788% due 01/20/2026		700	700
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		900	914
GSAA Home Equity Trust
5.610% due 03/25/2036 •		196	67
6.110% due 04/25/2047 •		388	185
6.795% due 06/25/2036 þ		351	92
GSAMP Trust
5.560% due 01/25/2037 •		1,483	855
5.570% due 12/25/2046 •		143	71
5.600% due 12/25/2046 •		1,396	747
5.700% due 01/25/2037 •		410	336
Halseypoint CLO Ltd. 7.117% due 07/20/2031 •		600	596
Harvest CLO DAC 4.673% due 10/20/2031 •	EUR	3,148	3,425
Hertz Vehicle Financing LLC
1.990% due 06/25/2026		$900	861
3.370% due 03/25/2025		150	149
5.490% due 06/25/2027		500	502
Home Equity Mortgage Loan Asset-Backed Trust 5.690% due 04/25/2037 •		287	217

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

HSI Asset Securitization Corp. Trust 5.950% due 11/25/2035 •		2,171	1,982
Hyundai Auto Receivables Trust 5.480% due 04/17/2028		1,000	1,018
JP Morgan Mortgage Acquisition Trust
5.680% due 10/25/2036 ~		141	138
6.070% due 07/25/2036 •		6,824	6,430
Jubilee CLO DAC
4.565% due 04/15/2030 •	EUR	1,926	2,107
4.615% due 04/15/2031 •		900	971
LL ABS Trust
3.760% due 11/15/2029		$483	480
6.630% due 05/15/2030		535	535
Long Beach Mortgage Loan Trust 5.910% due 02/25/2036 •		466	453
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	1,013
4.645% due 10/15/2030 •		357	392
5.665% due 10/15/2032 •		2,200	2,384
Marlette Funding Trust
5.180% due 11/15/2032		$572	571
5.950% due 11/15/2032		1,000	998
6.070% due 04/15/2033		1,685	1,684
Master Credit Card Trust 6.188% due 01/21/2027		3,100	3,113
Merrill Lynch Mortgage Investors Trust 5.990% due 02/25/2037 ~		2,364	710
MF1 Ltd. 7.106% due 02/19/2037 •		2,700	2,656
Morgan Stanley ABS Capital, Inc. Trust
5.685% due 03/25/2037 •		789	316
6.400% due 07/25/2035 ~		669	644
Mountain View CLO LLC 6.745% due 10/16/2029 •		432	432
Navient Private Education Loan Trust 7.076% due 10/15/2031 •		1,187	1,190
Nelnet Student Loan Trust
6.212% due 04/20/2062 •		1,398	1,376
6.640% due 02/20/2041		265	269
7.538% due 02/20/2041		265	265
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ		249	59
NovaStar Mortgage Funding Trust 5.670% due 09/25/2037 •		410	397
OCP CLO Ltd. 6.797% due 07/20/2029 •		740	741
Oportun Issuance Trust 7.451% due 01/08/2030		741	741
Option One Mortgage Loan Trust
6.010% due 01/25/2036 •		2,014	1,834
6.250% due 02/25/2035 ~		368	346
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		754	742
4.970% due 01/15/2030		334	332
6.060% due 03/15/2030		1,682	1,679
6.159% due 05/15/2030 «		1,105	1,104
7.128% due 06/16/2031		380	381
Palmer Square European Loan Funding DAC 4.685% due 10/15/2031 •	EUR	3,476	3,776
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.445% due 07/25/2035 •		$1,400	1,048
7.195% due 02/25/2035 •		4,155	3,632
PFP Ltd. 7.636% due 08/19/2035 •		2,400	2,412
PRET LLC
2.487% due 07/25/2051 þ		1,516	1,497
3.721% due 07/25/2051 þ		1,669	1,618
5.240% due 04/25/2052 þ		1,095	1,076
Reach ABS Trust 7.050% due 02/18/2031		382	383
Ready Capital Mortgage Financing LLC 7.908% due 10/25/2039 •		2,783	2,807
Renaissance Home Equity Loan Trust 6.570% due 09/25/2037 •		233	98
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		395	359
4.320% due 09/25/2030		414	396
5.380% due 11/25/2030		1,249	1,237
7.130% due 01/26/2032		494	497
Residential Asset Securities Corp. Trust
6.050% due 06/25/2033 •		65	59
6.130% due 12/25/2035 ~		1,479	1,421
6.430% due 01/25/2036 •		5,075	4,624
Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		2,258	2,259
5.930% due 07/17/2028		1,000	1,019

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

6.080% due 08/17/2026		2,323	2,328
6.180% due 02/16/2027		3,774	3,785
Saxon Asset Securities Trust 5.920% due 09/25/2036 ~		1,700	1,370
SCCU Auto Receivables Trust 5.700% due 10/16/2028		500	504
Securitized Asset-Backed Receivables LLC Trust 6.190% due 10/25/2035 •		1,509	1,247
SLM Private Education Loan Trust 10.226% due 10/15/2041 •		1,986	2,091
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,671	1,464
2.340% due 09/15/2034		657	641
6.206% due 01/15/2053 •		1,777	1,748
6.888% due 11/15/2052		471	472
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		789	737
Sound Point CLO Ltd. 6.620% due 07/25/2030 ~		1,663	1,661
Soundview Home Loan Trust
5.935% due 02/25/2036 •		816	748
6.770% due 10/25/2037 •		451	330
Specialty Underwriting & Residential Finance Trust 5.076% due 12/25/2036 •		327	312
Starwood Mortgage Trust 7.138% due 11/15/2038 •		4,300	4,139
Theorem Funding Trust
1.850% due 02/15/2028		40	40
7.600% due 04/15/2029		1,372	1,381
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~		25	25
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~		1,900	1,861
Upstart Pass-Through Trust 3.800% due 04/20/2030		818	796
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		310	303
Veros Auto Receivables Trust 7.120% due 11/15/2028		1,825	1,833
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		2,000	2,007
6.008% due 10/15/2026		1,900	1,900
6.230% due 01/15/2027		2,900	2,917

Total Asset-Backed Securities (Cost $221,335)			214,343

SOVEREIGN ISSUES 0.8%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	3,500	721
0.000% due 07/01/2024 (e)		13,200	2,586
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	16,447	855
3.000% due 12/03/2026 (g)		1,597	87
4.000% due 11/30/2028 (g)		5,070	292

Total Sovereign Issues (Cost $4,374)			4,541

		SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (c)		39,300	5,971

INFORMATION TECHNOLOGY 0.9%
Advanced Micro Devices, Inc. (c)		4,040	596
Apple, Inc.		10,421	2,006
Intel Corp.		11,402	573

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Microsoft Corp.		5,077	1,909

			5,084

Total Common Stocks (Cost $10,613)			11,055

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 49.2%
COMMERCIAL PAPER 4.2%
Arrow Electronics, Inc.
5.850% due 01/11/2024		$450	449
5.900% due 01/19/2024		250	249
5.900% due 01/22/2024		350	349
Bacardi-Martini BV 5.950% due 01/18/2024		250	249
Bank Of Nova Scotia 5.272% due 02/01/2024	CAD	5,800	4,356
Canadian Imperial Bank of Commerce
5.229% due 01/02/2024		800	603
5.271% due 02/07/2024		800	600
Cigna Corp.
5.650% due 01/16/2024		$250	249
5.680% due 01/17/2024		250	249
Conagra Foods, Inc. 5.820% due 01/11/2024		550	549
Constellation Brands, Inc. 5.740% due 01/05/2024		250	250
Constellation Energy Generation LLC 5.750% due 02/12/2024		250	248
Energy Transfer Partners LP 5.850% due 01/04/2024		400	400
ERAC USA Finance LLC 5.600% due 01/03/2024		450	450
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		550	549
5.700% due 01/16/2024		550	548
5.710% due 01/16/2024		400	399
Global Payments, Inc.
6.030% due 01/05/2024		1,050	1,049
6.030% due 01/16/2024		250	249
6.030% due 01/17/2024		850	847
Intercontinental Exchange, Inc.
5.600% due 01/02/2024		250	250
5.600% due 01/03/2024		300	300
Kinder Morgan, Inc. 5.700% due 01/22/2024		1,350	1,345
L3Harris Technologies, Inc.
5.770% due 02/20/2024		750	744
5.800% due 01/16/2024		550	548
Marathon Oil Corp. 6.050% due 01/03/2024		1,950	1,949
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		250	249
Quanta Storage, Inc.
5.850% due 01/04/2024		250	250
5.900% due 01/02/2024		550	550
5.900% due 01/08/2024		350	349
5.900% due 01/09/2024		300	299
5.900% due 01/16/2024		500	499
5.900% due 01/17/2024		250	249
5.900% due 01/18/2024		500	498
Royal Bank of Canada 5.318% due 02/02/2024	CAD	400	300
Southern California Edison Co.
5.730% due 01/17/2024		$1,000	997
5.800% due 01/02/2024		250	250
5.800% due 01/04/2024		250	250
5.800% due 01/08/2024		250	250
Toronto-Dominion Bank 5.259% due 02/02/2024	CAD	600	451
VF Corp. 6.100% due 01/17/2024		$250	249
VW Credit, Inc.
5.640% due 01/03/2024		450	450
5.700% due 01/04/2024		250	250

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

5.710% due 01/05/2024		300	300

			24,717

REPURCHASE AGREEMENTS (j) 41.4%			243,619

SHORT-TERM NOTES 0.1%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	9,162	10
Fifth Third Auto Trust 5.618% due 08/15/2024		$269	268

			278

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (e)(f)	HUF	264,000	760

U.S. TREASURY BILLS 3.4%
5.404% due 01/04/2024 - 03/28/2024 (d)(e)(n)		$20,098	20,016

Total Short-Term Instruments (Cost $289,215)			289,390

Total Investments in Securities (Cost $816,596)			799,897

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		11,662	113

Total Short-Term Instruments (Cost $113)			113

Total Investments in Affiliates (Cost $113)			113

Total Investments 136.0% (Cost $816,709)			$800,010
Financial Derivative Instruments (k)(m) 1.0%(Cost or Premiums, net $13,768)			5,729
Other Assets and Liabilities, net (37.0)%			(217,432)

Net Assets 100.0%			$588,307

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.470%	01/02/2024	01/03/2024	$110,400	U.S. Treasury Notes 4.000% due 07/31/2030	$(112,628)	$110,400	$110,400
BRC	5.590	12/29/2023	01/02/2024	100	U.S. Treasury Notes 3.625% due 05/15/2026	(102)	100	100
5.600	12/29/2023	01/02/2024	107,100	Freddie Mac 7.000% due 01/01/2054	(110,711)	107,100	107,167
FICC	2.600	12/29/2023	01/02/2024	8,719	U.S. Treasury Notes 4.875% due 11/30/2025	(8,893)	8,719	8,721
SAL	5.390	12/29/2023	01/02/2024	17,300	U.S. Treasury Notes 0.750% due 03/31/2026	(17,675)	17,300	17,310

Total Repurchase Agreements	$(250,009)	$243,619	$243,698

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(129) at a weighted average interest rate of 5.071%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	1,101	$261,529	$1,001	$28	$0
U.S. Treasury 2-Year Note March Futures	03/2024	424	87,308	911	53	0
U.S. Treasury 10-Year Note March Futures	03/2024	802	90,538	2,094	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	87	11,623	1,119	0	(46)

$5,125	$81	$(46)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	1,101	$(262,822)	$(1,726)	$0	$(55)
Euro-Bobl March Futures	03/2024	42	(5,531)	(90)	22	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Euro-Bund March Futures	03/2024	37	(5,605)	(169)	58	0
Euro-Buxl 30-Year Bond March Futures	03/2024	9	(1,408)	(114)	39	0
U.S. Treasury 5-Year Note March Futures	03/2024	264	(28,716)	(704)	0	(23)

$(2,803)	$119	$(78)

Total Futures Contracts	$2,322	$200	$(124)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Motors Co.	5.000%	Quarterly	12/20/2026	0.919%	$470	$92	$(38)	$54	$0	$0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	550	66	16	82	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451	300	1	1	2	0	0

$159	$(21)	$138	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$644	$(23)	$19	$(4)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	700	(35)	15	(20)	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	495	4	26	30	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	200	3	1	4	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	19	7	26	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	63,700	866	393	1,259	0	(17)

$834	$461	$1,295	$0	$(17)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	200	$(1)	$22	$21	$0	$(2)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	2,430,000	(19)	(189)	(208)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$30,100	(1,203)	112	(1,091)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	70,800	1,323	(42)	1,281	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	101,600	(1,130)	1,387	257	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	24,200	283	300	583	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	4,000	(2)	(37)	(39)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	18,100	433	293	726	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	22,800	161	(191)	(30)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	17,450	508	(2,932)	(2,424)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	45,500	5,418	1,150	6,568	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	50,300	3,234	(741)	2,493	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	500	(2)	9	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	300	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	1,000	(4)	22	18	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	600	(2)	15	13	0	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,000	(4)	34	30	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		5,000	273	(448)	(175)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,000	(4)	58	54	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		500	(2)	29	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		600	(2)	35	33	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		800	(3)	37	34	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		400	(1)	23	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		800	(3)	46	43	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		400	(1)	24	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		400	(1)	25	24	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		300	(1)	20	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		300	(1)	23	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		200	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		300	(1)	25	24	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		600	(3)	51	48	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		700	(3)	(42)	(45)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		200	(1)	(8)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		600	(3)	(21)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,400	(72)	81	9	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	(8)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		400	(2)	(11)	(13)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		200	(1)	(4)	(5)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		200	(1)	(5)	(6)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		200	(1)	(3)	(4)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		15,600	3,502	1,245	4,747	59	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,100	417	640	1,057	40	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		200	(1)	20	19	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	11	10	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	21	20	0	(1)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	400	(1)	(8)	(9)	2	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		500	(1)	(10)	(11)	2	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		300	0	(8)	(8)	1	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		400	(1)	(6)	(7)	0	(7)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(11)	(12)	2	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(10)	(11)	2	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		400	(2)	(17)	(19)	5	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		400	(2)	(16)	(18)	5	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		400	(1)	(14)	(15)	5	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(7)	(8)	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	30,300	(30)	592	562	24	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	600	(1)	27	26	0	(2)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		500	(1)	25	24	0	(2)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028	700	(2)	(26)	(28)	2	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	400	(1)	(15)	(16)	2	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028	400	(1)	(13)	(14)	2	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	400	(2)	30	28	0	(4)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	900	(3)	70	67	0	(10)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	300	(1)	(20)	(21)	3	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	400	(2)	(22)	(24)	5	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	200	(1)	(14)	(15)	2	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	0	(8)	(8)	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	10,900	(119)	690	571	0	(122)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	4,800	47	(546)	(499)	136	0

$12,942	$1,778	$14,720	$418	$(197)

Total Swap Agreements	$13,935	$2,218	$16,153	$418	$(214)

(l)

Securities with an aggregate market value of $4,501 and cash of $10,172 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	111	$141	$0	$(1)
01/2024	$415	AUD	628	13	0
01/2024	1,393	JPY	205,577	66	0
01/2024	100	MXN	1,702	0	0
02/2024	CAD	800	$582	0	(22)
03/2024	IDR	9,275,914	586	0	(16)
03/2024	$208	IDR	3,229,512	2	0
03/2024	85	INR	7,132	0	0
06/2024	KRW	324,004	$249	0	(4)
BPS	01/2024	DKK	13,844	2,042	0	(9)
01/2024	EUR	486	528	0	(9)
01/2024	GBP	422	535	0	(3)
01/2024	HUF	102,081	291	0	(3)
01/2024	KRW	131,378	100	0	(2)
01/2024	$100	BRL	491	1	0
01/2024	150	IDR	2,319,926	1	0
01/2024	965	JPY	142,100	43	0
01/2024	1,944	ZAR	36,136	29	0
02/2024	61	TWD	1,920	3	0
03/2024	CNH	83,923	$11,609	0	(236)
03/2024	$296	INR	24,771	0	0
06/2024	KRW	1,425,739	$1,091	0	(20)
BRC	01/2024	JPY	960,000	6,535	0	(278)
01/2024	KRW	258,460	200	0	0
01/2024	$149	ZAR	2,773	2	0
03/2024	100	IDR	1,553,837	1	0
06/2024	KRW	1,469,568	$1,126	0	(20)
BSH	01/2024	BRL	9,000	1,806	0	(47)
01/2024	$1,497	BRL	7,400	27	0
07/2024	BRL	7,700	$1,527	0	(31)
CBK	01/2024	AUD	1,008	671	0	(16)
01/2024	BRL	6,501	1,335	0	(3)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	HUF	5,253	15	0	0
01/2024	IDR	2,314,281	150	0	0
01/2024	MXN	57,696	3,240	0	(143)
01/2024	$672	AUD	999	9	0
01/2024	ZAR	3,701	$196	0	(6)
03/2024	$150	IDR	2,314,875	0	0
04/2024	1,335	BRL	6,567	6	0
DUB	01/2024	KRW	129,970	$100	0	0
06/2024	1,417,672	1,089	0	(16)
GLM	01/2024	BRL	5,000	987	0	(42)
01/2024	CAD	19,372	14,258	0	(364)
01/2024	DKK	18,341	2,706	0	(11)
01/2024	$3,894	BRL	19,625	147	(1)
01/2024	7,441	MXN	130,514	211	0
01/2024	ZAR	1,899	$100	0	(4)
03/2024	CNH	4,761	670	0	(2)
03/2024	$529	CNH	3,838	13	0
07/2024	BRL	3,800	$767	0	(1)
JPM	01/2024	7,728	1,585	7	(13)
01/2024	CAD	800	586	0	(18)
01/2024	HUF	101,346	289	0	(3)
01/2024	$349	BRL	1,700	1	0
01/2024	200	IDR	3,077,400	0	0
01/2024	100	KRW	129,616	0	0
02/2024	CAD	6,800	$4,979	0	(155)
02/2024	$1,115	BRL	5,471	9	0
02/2024	5,474	INR	457,304	9	0
03/2024	CNH	1,012	$140	0	(3)
03/2024	IDR	17,957,272	1,158	0	(8)
03/2024	$328	CNH	2,323	0	(1)
03/2024	502	TWD	15,618	15	0
04/2024	1,145	BRL	5,584	0	(5)
06/2024	KRW	1,547,674	$1,194	0	(12)
07/2024	BRL	1,700	342	0	(2)
MBC	01/2024	HUF	70	0	0	0
01/2024	$210	BRL	1,030	2	0
01/2024	6,530	JPY	960,000	282	0
01/2024	2,999	ZAR	57,312	131	0
MYI	01/2024	BRL	1,998	$408	0	(3)
01/2024	EUR	28,414	31,230	0	(144)
01/2024	HUF	54,537	155	0	(2)
01/2024	$530	JPY	78,092	25	0
03/2024	200	IDR	3,099,300	2	0
06/2024	KRW	832,384	$640	0	(9)
RBC	04/2024	$10	MXN	181	0	0
SCX	03/2024	IDR	3,125,921	$199	0	(4)
03/2024	TWD	17,379	560	0	(16)
06/2024	KRW	757,852	584	0	(7)
TOR	02/2024	TWD	273,936	8,606	0	(444)
03/2024	$4,944	IDR	76,585,988	30	0
UAG	01/2024	GBP	2,292	$2,900	0	(21)
01/2024	MXN	5,327	301	0	(11)
01/2024	$501	ZAR	9,561	21	0

Total Forward Foreign Currency Contracts	$1,108	$(2,191)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494%	01/08/2024	$300	$(1)	$(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	400	(2)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	400	(2)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	600	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	600	(2)	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	200	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	400	(2)	(3)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	400	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	200	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	200	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	400	(2)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	400	(2)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	400	(2)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	400	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	600	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	600	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	400	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	400	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	400	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	400	(2)	(1)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	700	(2)	(3)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	700	(2)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	400	(1)	(6)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	300	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	300	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	400	(2)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	400	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	600	(3)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	600	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	500	(2)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	500	(2)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	300	(1)	(1)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	200	(1)	0

Total Written Options	$(71)	$(79)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$395	$(96)	$81	$0	$(15)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	58	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	$599	$0	$(17)	$0	$(17)
	Pay	S&P 500 Total Return Index	3,342	5.910% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	34,516	0	157	157	0
BPS	Pay	S&P 500 Total Return Index	19,099	5.765% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/20/2024	186,329	0	(9,654)	0	(9,654)
GST	Pay	S&P 500 Total Return Index	4,632	5.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	47,838	0	218	218	0
	Pay	S&P 500 Total Return Index	2,022	5.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	20,883	0	81	81	0
	Pay	S&P 500 Total Return Index	5,610	5.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	57,939	0	267	267	0
	Pay	S&P 500 Total Return Index	6,326	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	65,334	0	303	303	0
JPM	Receive	ERAUSLT Index	298,333	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	158,122	0	(674)	0	(674)
	Receive	ERAUSLT Index	173,930	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	92,186	0	(394)	0	(394)
	Pay	S&P 500 Total Return Index	10,568	5.900% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024	103,997	0	(2,531)	0	(2,531)
	Receive	ERAUSLT Index	13,713	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	7,268	0	(47)	0	(47)
	Receive	ERAUSLT Index	538,270	5.760% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/20/2024	264,081	0	19,264	19,264	0
MYI	Pay	S&P 500 Total Return Index	4,947	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/31/2024	51,092	0	232	232	0
RBC	Receive	ERAUSLT Index	83,156	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	44,074	0	(188)	0	(188)
UAG	Pay	S&P 500 Total Return Index	237	5.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	2,448	0	11	11	0

								$0	$7,028	$20,533	$(13,505)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	39,300	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$5,794	$0	$(157)	$0	$(157)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

FAR	Pay	Advanced Micro Devices, Inc.	4,040	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	472	0	(122)	0	(122)
	Pay	Apple, Inc.	10,421	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	2,004	0	6	6	0
	Pay	Intel Corp.	11,402	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	471	0	(100)	0	(100)
	Pay	Microsoft Corp.	5,077	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	1,872	0	(29)	0	(29)

								$0	$(402)	$6	$(408)

Total Swap Agreements								$(96)	$6,707	$20,539	$(13,928)

(n)

Securities with an aggregate market value of $23,400 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$52,435	$0		$52,435
Industrials						0	16,991	0		16,991
Utilities						0	2,881	0		2,881
Municipal Bonds & Notes
Illinois						0	262	0		262
U.S. Government Agencies						0	105,180	0		105,180
U.S. Treasury Obligations						0	39,530	0		39,530
Non-Agency Mortgage-Backed Securities						0	63,063	226		63,289
Asset-Backed Securities						0	213,164	1,179		214,343
Sovereign Issues						0	4,541	0		4,541
Common Stocks
Consumer Discretionary						5,971	0	0		5,971
Information Technology						5,084	0	0		5,084
Short-Term Instruments
Commercial Paper						0	24,717	0		24,717
Repurchase Agreements						0	243,619	0		243,619
Short-Term Notes						0	278	0		278
Hungary Treasury Bills						0	760	0		760
U.S. Treasury Bills						0	20,016	0		20,016

						$11,055	$787,437	$1,405		$799,897
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$113	$0	$0		$113

Total Investments						$11,168	$787,437	$1,405		$800,010

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						119	499	0		618
Over the counter						0	21,647	0		21,647

						$119	$22,146	$0		$22,265
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(338)	0		(338)
Over the counter						0	(16,183)	(15)		(16,198)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

	$0	$(16,521)	$(15)	$(16,536)

Total Financial Derivative Instruments	$119	$5,625	$(15)	$5,729

Totals	$11,287	$793,062	$1,390	$805,739

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO RAE PLUS EMG Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.6% ¤
CORPORATE BONDS & NOTES 7.6%
BANKING & FINANCE 6.9%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$300	$294
American Honda Finance Corp. 5.000% due 05/23/2025		500	502
Bank of America Corp.
5.080% due 01/20/2027 •		1,300	1,298
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	200
Bank of America NA
5.650% due 08/18/2025		400	405
6.182% due 08/18/2025		200	200
Barclays PLC 6.224% due 05/09/2034		500	519
Citibank NA 5.488% due 12/04/2026		1,500	1,527
Citigroup, Inc. 3.106% due 04/08/2026 •		100	97
Credit Suisse AG 7.950% due 01/09/2025		400	409
Equinix, Inc. 1.550% due 03/15/2028		200	176
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		100	98
5.798% due 08/10/2026		700	707
6.460% due 08/10/2026		100	100
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	202
GSPA Monetization Trust 6.422% due 10/09/2029		558	542
HSBC Holdings PLC 5.887% due 08/14/2027		200	203
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		300	301
JPMorgan Chase & Co.
1.040% due 02/04/2027		100	92
1.578% due 04/22/2027 •		200	185
2.301% due 10/15/2025 •		200	195
3.782% due 02/01/2028 •		100	97
6.070% due 10/22/2027		200	206
JPMorgan Chase Bank NA 5.110% due 12/08/2026		600	606
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		300	293
Morgan Stanley 5.050% due 01/28/2027 •		800	801
Morgan Stanley Bank NA 5.882% due 10/30/2026		300	309
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	13,891	1,673
Societe Generale SA 6.447% due 01/12/2027 •		$600	611
Toyota Motor Credit Corp. 5.920% due 08/22/2024		500	500
UBS Group AG 4.751% due 05/12/2028 •		500	493
VICI Properties LP 4.750% due 02/15/2028		200	196
Wells Fargo & Co.
2.393% due 06/02/2028 •		800	733
2.406% due 10/30/2025 •		500	486
3.196% due 06/17/2027 •		300	287

			15,543

INDUSTRIALS 0.6%
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	112
DAE Funding LLC 1.625% due 02/15/2024		$500	497
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		200	200

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

Hyundai Capital America 6.539% due 08/04/2025		600	600

			1,409

UTILITIES 0.1%
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025		300	303

Total Corporate Bonds & Notes (Cost $17,433)			17,255

MUNICIPAL BONDS & NOTES 0.0%
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		70	78

Total Municipal Bonds & Notes (Cost $70)			78

U.S. GOVERNMENT AGENCIES 16.1%
Fannie Mae
2.242% due 01/25/2031 ~(a)		2,301	183
5.802% due 07/25/2037 •		9	9
5.832% due 07/25/2037 •		17	17
5.852% due 09/25/2035 •		33	32
6.172% due 06/25/2037 •		129	128
Freddie Mac
3.000% due 09/01/2032		651	624
6.003% due 07/15/2041 •		102	100
6.153% due 08/15/2037 •		118	118
6.163% due 10/15/2037 ~		18	18
6.173% due 05/15/2037 ~		64	64
6.173% due 09/15/2037 •		70	70
Ginnie Mae 5.807% due 08/20/2047 •		470	448
U.S. Small Business Administration 6.220% due 12/01/2028		3	3
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		98	95
4.500% due 10/01/2052		4,474	4,340
5.000% due 08/01/2052 - 12/01/2053		5,674	5,620
Uniform Mortgage-Backed Security, TBA
5.000% due 01/01/2054 - 02/01/2054		5,400	5,343
5.500% due 02/01/2054		5,300	5,324
6.000% due 02/01/2054		4,000	4,062
6.500% due 02/01/2054		9,700	9,940

Total U.S. Government Agencies (Cost $35,904)			36,538

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024 (j)		4,146	4,076
0.125% due 10/15/2024		2,758	2,698
0.125% due 04/15/2025		476	460
0.250% due 01/15/2025 (h)		3,507	3,405
1.375% due 07/15/2033		507	491

Total U.S. Treasury Obligations (Cost $11,120)			11,130

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.2%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		367	317
Avon Finance 6.087% due 12/28/2049	GBP	800	1,018
BAMLL Commercial Mortgage Securities Trust 7.376% due 03/15/2037 •		$1,000	996
Banc of America Funding Trust 4.443% due 02/20/2035 ~		28	24
Banc of America Mortgage Trust 4.578% due 06/25/2035 ~		15	13
Bear Stearns ALT-A Trust 5.790% due 08/25/2036 ~		1,051	914
BX Commercial Mortgage Trust 7.202% due 01/17/2039 ~		1,000	977
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		904	909
7.860% due 03/25/2036 •		79	73
Colony Mortgage Capital Ltd. 6.604% due 11/15/2038 •		1,000	983
Countrywide Alternative Loan Trust 5.870% due 05/25/2036 •		235	202
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 07/25/2036		837	438
6.500% due 12/25/2037		1,293	556
7.940% due 02/20/2036 •		7	6

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	740	453
Credit Suisse Mortgage Capital Trust 2.816% due 08/15/2037	1,200	1,108
DBGS Mortgage Trust 6.439% due 06/15/2033 •	600	516
Downey Savings & Loan Association Mortgage Loan Trust 6.290% due 09/19/2044 ~	74	65
First Horizon Mortgage Pass-Through Trust 4.943% due 10/25/2035 ~	189	176
GS Mortgage Securities Corp. Trust
6.593% due 07/15/2025 •	640	635
8.762% due 08/15/2039 ~	1,200	1,210
GSR Mortgage Loan Trust 5.778% due 09/25/2035 ~	11	11
HarborView Mortgage Loan Trust
5.970% due 01/19/2036 •	1,579	953
6.152% due 06/20/2035 •	326	295
Hilton Orlando Trust 6.709% due 12/15/2034 •	900	892
HomeBanc Mortgage Trust 6.090% due 03/25/2035 •	415	336
Impac CMB Trust 6.110% due 03/25/2035 •	280	248
IndyMac INDX Mortgage Loan Trust 5.990% due 06/25/2035 •	99	79
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033	800	661
JP Morgan Mortgage Trust
5.048% due 08/25/2035 ~	56	46
5.750% due 01/25/2036	11	5
Lehman Mortgage Trust 6.000% due 11/25/2036 •	1,030	506
Lehman XS Trust 5.920% due 08/25/2046 •	1,362	1,304
Merrill Lynch Mortgage Investors Trust 4.751% due 09/25/2035 ~	80	65
Morgan Stanley Mortgage Loan Trust
3.357% due 07/25/2035 ~	210	184
6.815% due 06/25/2036 þ	2,944	852
New York Mortgage Trust 5.250% due 07/25/2062 þ	530	519
Prime Mortgage Trust 6.000% due 06/25/2036 «	16	15
Residential Accredit Loans, Inc. Trust
5.184% due 12/25/2035 ~	1,248	1,079
5.500% due 08/25/2035 •	1,504	1,042
5.830% due 09/25/2036 ~	902	856
Residential Asset Securitization Trust 6.000% due 03/25/2037	2,828	941
Sequoia Mortgage Trust 6.032% due 07/20/2034 «~	343	296
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~	1,100	1,032
Structured Adjustable Rate Mortgage Loan Trust 7.770% due 12/25/2037 •	1,377	1,187
WaMu Mortgage Pass-Through Certificates Trust
3.224% due 01/25/2037 ~	148	122
3.787% due 02/25/2037 ~	398	362
4.007% due 06/25/2037 ~	868	755
4.063% due 12/25/2036 ~	87	74
6.512% due 10/25/2046 ~	1,785	1,598
6.512% due 11/25/2046 ~	1,472	1,299
Washington Mutual Mortgage Pass-Through Certificates Trust 4.052% due 09/25/2036 þ	2,271	669

Total Non-Agency Mortgage-Backed Securities (Cost $33,442)		29,872

ASSET-BACKED SECURITIES 29.0%
Ally Auto Receivables Trust 5.460% due 05/15/2028	500	506
American Credit Acceptance Receivables Trust 6.000% due 03/12/2027	509	510
American Express Credit Account Master Trust 4.870% due 05/15/2028	500	504
American Money Management Corp. CLO Ltd. 6.670% due 04/25/2031 •	373	369
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027	1,000	1,005
Arbor Realty Commercial Real Estate Notes Ltd. 6.788% due 01/15/2037 •	500	492
AREIT Trust 6.588% due 01/20/2037 •	715	711
Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026	700	679
5.900% due 08/21/2028	400	409

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

BA Credit Card Trust
4.790% due 05/15/2028		500	502
4.980% due 11/15/2028		1,000	1,013
BHG Securitization Trust 5.930% due 10/17/2035		1,100	1,095
BlueMountain CLO Ltd. 6.735% due 07/15/2031 •		495	495
BMW Vehicle Owner Trust 5.470% due 02/25/2028		500	505
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037		600	600
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027		800	780
Carmax Auto Owner Trust 6.238% due 12/15/2025 •		308	309
Carvana Auto Receivables Trust
4.600% due 07/15/2026		429	427
4.680% due 02/10/2028		600	594
5.420% due 04/10/2028		400	401
5.640% due 01/15/2026		125	125
5.770% due 04/12/2027		300	301
5.980% due 08/10/2026		452	453
6.360% due 04/12/2027		362	363
6.410% due 09/10/2027		426	428
CBAM Ltd. 6.684% due 04/17/2031 ~		857	856
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		976	508
Citizens Auto Receivables Trust
5.739% due 09/16/2024		347	347
6.130% due 07/15/2026		480	481
6.288% due 07/15/2026		480	480
Countrywide Asset-Backed Certificates Trust 5.950% due 04/25/2037 •		731	621
CPS Auto Receivables Trust 6.130% due 09/15/2026		596	597
CRB Securitization Trust 6.960% due 10/20/2033		750	759
DLLAA LLC 5.631% due 08/20/2024		158	158
DT Auto Owner Trust 6.290% due 08/16/2027		814	818
Exeter Automobile Receivables Trust
6.110% due 09/15/2025		330	331
6.320% due 03/15/2027		700	706
FHF Trust 6.570% due 06/15/2028		533	531
Fidelity Grand Harbour CLO DAC 6.250% due 10/15/2036	EUR	1,300	1,441
Fifth Third Auto Trust 5.800% due 11/16/2026		$400	401
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		500	503
Fremont Home Loan Trust 5.610% due 01/25/2037 •		2,019	995
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		127	127
5.700% due 01/15/2027		552	551
6.040% due 03/15/2027		500	502
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	305
6.270% due 08/16/2027		678	680
GM Financial Automobile Leasing Trust 5.580% due 01/20/2026		700	701
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		500	508
GMF Floorplan Owner Revolving Trust 2.900% due 04/15/2026		900	893
GoldenTree Loan Management U.S. CLO Ltd. 7.916% due 07/20/2035 ~		1,000	1,004
Greystone Commercial Real Estate Notes Ltd. 6.656% due 09/15/2037 •		153	152
GSAA Home Equity Trust
5.870% due 03/25/2037 ~		4,763	1,325
5.995% due 03/25/2046 ~		4,553	1,702
GSRPM Mortgage Loan Trust 6.370% due 03/25/2035 ~		3,189	3,210
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		700	703
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		600	602
Hyundai Auto Receivables Trust 5.480% due 04/17/2028		500	509
IXIS Real Estate Capital Trust 5.870% due 03/25/2036 •		622	324

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

LCCM Trust 6.676% due 12/13/2038 •		1,095	1,059
LL ABS Trust 3.760% due 11/15/2029		185	184
LoanCore Issuer Ltd. 6.776% due 11/15/2038 •		1,100	1,077
M360 Ltd. 6.971% due 11/22/2038 •		866	854
Madison Park Funding Ltd. 6.574% due 07/23/2029 ~		1,016	1,014
Marlette Funding Trust
5.180% due 11/15/2032		143	143
5.950% due 11/15/2032		400	399
6.070% due 04/15/2033		532	532
Master Credit Card Trust 6.188% due 01/21/2027		1,000	1,004
MASTR Specialized Loan Trust 6.595% due 11/25/2035 •		1,921	1,818
MF1 LLC
7.506% due 06/19/2037 •		1,400	1,398
7.991% due 09/17/2037 •		500	501
MF1 Ltd.
6.553% due 10/16/2036 •		595	586
6.573% due 07/16/2036 •		579	571
Morgan Stanley ABS Capital, Inc. Trust
5.550% due 11/25/2036 •		1,322	752
5.650% due 03/25/2037 •		3,076	1,318
Nelnet Student Loan Trust
6.640% due 02/20/2041		265	269
7.538% due 02/20/2041		265	265
Option One Mortgage Loan Trust 5.690% due 05/25/2037 ~		1,409	835
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		91	91
6.060% due 03/15/2030		658	657
7.179% due 04/15/2031		408	409
PRET LLC 5.240% due 04/25/2052 þ		274	269
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		296	283
5.380% due 11/25/2030		341	337
7.130% due 01/26/2032		494	497
Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		719	719
5.930% due 07/17/2028		500	509
6.080% due 08/17/2026		801	803
6.180% due 02/16/2027		1,321	1,325
SCCU Auto Receivables Trust 5.700% due 10/16/2028		500	504
Securitized Asset-Backed Receivables LLC Trust 5.950% due 07/25/2036 •		1,010	402
Specialty Underwriting & Residential Finance Trust 5.770% due 09/25/2037 ~		980	674
Theorem Funding Trust
1.850% due 02/15/2028		7	7
6.060% due 12/15/2028		345	344
Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		500	501
5.604% due 08/15/2024		290	290
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~		1,163	1,139
Upstart Securitization Trust 5.500% due 06/20/2032		415	407
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		88	86
Veros Auto Receivables Trust 7.120% due 11/15/2028		608	611
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		700	702
6.008% due 10/15/2026		600	600
6.230% due 01/15/2027		1,100	1,106

Total Asset-Backed Securities (Cost $70,757)			65,758

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (c)	BRL	500	103
0.000% due 07/01/2024 (c)		4,700	921
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	5,110	266
3.000% due 12/03/2026 (e)		798	43

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

4.000% due 11/30/2028 (e)		1,757	101

Total Sovereign Issues (Cost $1,382)			1,434

		SHARES
COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (b)		14,400	2,188

Total Common Stocks (Cost $2,123)			2,188

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 52.2%
COMMERCIAL PAPER 4.4%
Arrow Electronics, Inc.
5.850% due 01/04/2024		$250	250
5.850% due 01/10/2024		250	250
5.850% due 01/11/2024		250	249
5.900% due 01/22/2024		250	249
Bank Of Nova Scotia
5.272% due 02/01/2024	CAD	1,000	751
5.298% due 01/16/2024		900	677
Canadian Imperial Bank of Commerce
5.229% due 01/02/2024		200	151
5.271% due 02/07/2024		400	300
Cigna Corp. 5.650% due 01/16/2024		$250	249
Conagra Foods, Inc. 5.820% due 01/11/2024		250	250
Constellation Energy Generation LLC 5.750% due 02/12/2024		500	496
Energy Transfer Partners LP 5.850% due 01/04/2024		250	250
ERAC USA Finance LLC 5.600% due 01/08/2024		250	250
Fidelity National Information Services, Inc. 5.700% due 01/16/2024		250	249
Global Payments, Inc.
6.030% due 01/05/2024		750	749
6.030% due 01/17/2024		300	299
Kinder Morgan, Inc. 5.700% due 01/22/2024		450	448
Marathon Oil Corp. 6.050% due 01/03/2024		700	699
Quanta Storage, Inc.
5.900% due 01/08/2024		250	250
5.900% due 01/16/2024		500	499
5.900% due 01/18/2024		250	249
Royal Bank of Canada
5.250% due 02/07/2024	CAD	800	600
5.250% due 02/09/2024		500	375
5.318% due 02/02/2024		100	75
Southern California Edison Co.
5.700% due 01/08/2024		$250	250
5.730% due 01/17/2024		250	249
Toronto-Dominion Bank
5.250% due 02/05/2024	CAD	100	75
5.259% due 02/02/2024		200	150
VW Credit, Inc. 5.640% due 01/03/2024		$500	500

			10,088

REPURCHASE AGREEMENTS (f) 47.3%			107,503

SHORT-TERM NOTES 0.4%
AmeriCredit Automobile Receivables Trust 5.723% due 09/18/2024		273	273
Fifth Third Auto Trust 5.618% due 08/15/2024		81	81

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

Westlake Automobile Receivables Trust 5.781% due 08/15/2024		550	550

			904

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (c)(d)	HUF	98,000	282

Total Short-Term Instruments (Cost $118,672)			118,777

Total Investments in Securities (Cost $290,903)			283,030

		SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short Asset Portfolio		1,384,135	13,421
PIMCO Short-Term Floating NAV Portfolio III		12,703	123

Total Short-Term Instruments (Cost $13,529)			13,544

Total Investments in Affiliates (Cost $13,529)			13,544

Total Investments 130.6% (Cost $304,432)			$296,574
Financial Derivative Instruments (g)(i) 4.3%(Cost or Premiums, net $1,531)			9,846
Other Assets and Liabilities, net (34.9)%			(79,259)

Net Assets 100.0%			$227,161

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.470%	01/02/2024	01/03/2024	$47,700	U.S. Treasury Notes 2.750% due 05/31/2029	$(48,654)	$47,700	$47,700
DEU	5.150	12/29/2023	01/02/2024	3,700	U.S. Treasury Notes 0.625% due 05/15/2030	(3,773)	3,700	3,702
2.600	12/29/2023	01/02/2024	703	U.S. Treasury Notes 4.875% due 11/30/2025	(717)	703	703
FICC	5.330	12/29/2023	01/02/2024	55,400	U.S. Treasury Bonds 1.875% - 3.000% due 08/15/2048 - 02/15/2051	(56,508)	55,400	55,433

Total Repurchase Agreements	$(109,652)	$107,503	$107,538

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(41) at a weighted average interest rate of 5.341%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	411	$97,628	$374	$10	$0
Mini MSCI Emerging Markets Index March Futures	03/2024	43	2,222	101	2	0
U.S. Treasury 2-Year Note March Futures	03/2024	172	35,417	370	22	0
U.S. Treasury 10-Year Note March Futures	03/2024	200	22,578	478	0	0

$1,323	$34	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	411	$(98,111)	$(645)	$0	$(21)
Euro-Bund March Futures	03/2024	7	(1,060)	(32)	11	0
Euro-Buxl 30-Year Bond March Futures	03/2024	3	(469)	(38)	13	0
U.S. Treasury 5-Year Note March Futures	03/2024	39	(4,242)	(91)	0	(3)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	2	(267)	(23)	1	0

$(829)	$25	$(24)

Total Futures Contracts	$494	$59	$(24)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2026	0.313%		$400	$5	$3	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly		06/20/2028		$400	$5	$3	$8	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		44,600	588	294	882	0	(12)

							$593	$297	$890	$0	$(12)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$12	$11	$0	$(1)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	790,000	(6)	(62)	(68)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$28,600	(1,178)	141	(1,037)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		41,000	678	64	742	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		33,900	(377)	463	86	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		7,000	(530)	(44)	(574)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		9,000	99	118	217	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		9,500	(33)	124	91	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		6,700	154	116	270	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,700	56	(66)	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	119	1,053	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		13,600	889	(215)	674	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		400	(2)	9	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		200	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,900	104	(171)	(67)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		400	(2)	24	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		300	(1)	14	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		100	0	6	6	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		200	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		200	(1)	16	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		200	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		400	(2)	34	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		300	(1)	(18)	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		300	(1)	(11)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,800	135	(140)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		200	(1)	(6)	(7)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	(2)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	(1)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	21	91	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,200	118	137	255	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	11	10	0	(1)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		100	0	(2)	(2)	1	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		200	0	(3)	(3)	0	(3)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(6)	(6)	1	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		200	(1)	(8)	(9)	2	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		200	(1)	(7)	(8)	2	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(4)	(4)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	9,800	(10)	192	182	8	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	200	(1)	10	9	0	(1)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	10	10	0	(1)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(7)	(8)	1	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	7	7	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	23	22	0	(3)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(6)	(6)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(8)	(8)	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		3,800	(39)	238	199	0	(43)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,700	16	(193)	(177)	48	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		$1,300	21	19	40	0	(5)

							$1,071	$1,021	$2,092	$117	$(78)

Total Swap Agreements							$1,669	$1,321	$2,990	$117	$(90)

(h)	Securities with an aggregate market value of $753 and cash of $2,604 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)					This instrument has a forward starting effective date.
(i)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2024		$512	JPY	75,619	$24	$0
	02/2024	CAD	400		$291	0	(11)
	03/2024	CNH	85		12	0	0
	03/2024	IDR	7,143,563		453	0	(11)
	03/2024	INR	416		5	0	0
	03/2024		$76	IDR	1,208,689	3	0
	06/2024	KRW	129,602		$100	0	(1)
BPS	01/2024	CAD	103		78	0	0
	01/2024	DKK	4,724		697	0	(3)
	01/2024	EUR	1,660		1,811	0	(22)
	01/2024	HUF	14,772		42	0	(1)
	01/2024	KRW	65,689		50	0	(1)
	01/2024		$249	AUD	369	3	0
	01/2024		4	HUF	1,447	0	0
	01/2024		50	IDR	773,309	0	0
	01/2024		625	JPY	92,000	28	0
	01/2024		722	ZAR	13,383	9	0
	02/2024	TWD	2,793		$88	0	(4)
	03/2024	CNH	30,744		4,253	0	(86)
	03/2024	INR	1,445		17	0	0
	03/2024		$184	CNH	1,318	2	0
	06/2024	KRW	489,721		$375	0	(7)
BRC	01/2024		64,615		50	0	0
	01/2024		$113	TRY	3,450	2	0
	01/2024		50	ZAR	924	1	0
	03/2024		47	HKD	364	0	0
	03/2024		50	IDR	776,911	1	0
	03/2024		132	TRY	4,152	0	(1)
	04/2024	TRY	1,921		$59	1	0
	04/2024		$24	TRY	767	0	0
	06/2024	KRW	504,776		$387	0	(7)
BSH	01/2024	BRL	3,000		602	0	(15)
	01/2024		$526	BRL	2,600	9	0
	07/2024	BRL	2,700		$535	0	(11)
CBK	01/2024	AUD	130		87	0	(2)
	01/2024	BRL	2,942		604	0	(1)
	01/2024	CAD	900		652	0	(28)
	01/2024	HUF	1,751		5	0	0
	01/2024	IDR	771,427		50	0	0
	01/2024	MXN	21,654		1,214	0	(55)
	01/2024		$63	PLN	265	4	0
	01/2024	ZAR	926		$49	0	(1)
	02/2024	CAD	500		362	0	(16)
	03/2024	CNH	733		103	0	0
	03/2024		$50	IDR	771,625	0	0
	04/2024		604	BRL	2,971	3	0
	06/2024	KRW	116,066		$91	1	0
DUB	01/2024		64,985		50	0	0
	06/2024		545,706		419	0	(6)
GLM	01/2024	BRL	2,000		395	0	(17)
	01/2024	CAD	7,318		5,387	0	(136)
	01/2024	DKK	6,259		923	0	(4)
	01/2024	JPY	7,600		52	0	(2)
	01/2024	TRY	5,282		174	0	(3)
	01/2024		$1,446	BRL	7,290	55	0
	01/2024		2,829	MXN	49,621	80	0
	01/2024	ZAR	950		$50	0	(2)
	03/2024	CNH	950		134	0	(1)
	03/2024		$355	CNH	2,570	8	0
	03/2024		27	IDR	419,113	0	0
	03/2024		71	TRY	2,253	1	0
	07/2024	BRL	1,400		$283	0	(1)
JPM	01/2024		1,895		393	3	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	CAD	200	146	0	(5)
01/2024	HUF	64,634	184	0	(2)
01/2024	$123	BRL	600	0	0
01/2024	50	IDR	769,350	0	0
01/2024	50	KRW	64,807	0	0
01/2024	189	MXN	3,351	7	0
02/2024	CAD	1,300	$952	0	(30)
02/2024	TRY	1,809	59	0	0
02/2024	$485	BRL	2,377	4	0
02/2024	2,200	INR	183,775	4	0
03/2024	IDR	7,182,909	$463	0	(3)
03/2024	INR	433	5	0	0
03/2024	$404	IDR	6,303,675	5	0
03/2024	122	INR	10,176	0	0
04/2024	393	BRL	1,914	0	(2)
06/2024	KRW	812,656	$626	0	(8)
07/2024	BRL	600	121	0	(1)
MBC	01/2024	HUF	14,325	41	0	(1)
01/2024	JPY	10,600	74	0	(1)
01/2024	$1,110	ZAR	21,216	48	0
03/2024	CNH	3,309	$457	0	(10)
03/2024	$96	CNH	695	2	0
03/2024	40	IDR	623,425	0	0
03/2024	78	TWD	2,465	4	0
MYI	01/2024	BRL	646	$132	0	(1)
01/2024	HUF	2,815	8	0	0
01/2024	MYR	3	1	0	0
01/2024	PLN	295	71	0	(4)
02/2024	CAD	100	73	0	(2)
03/2024	CNH	1,422	200	0	(1)
03/2024	IDR	2,130,670	138	0	0
03/2024	TWD	3,517	113	0	(4)
03/2024	$68	IDR	1,057,348	0	0
06/2024	KRW	494,958	$380	0	(6)
RBC	04/2024	$4	MXN	72	0	0
SCX	01/2024	0	MYR	1	0	0
03/2024	IDR	788,880	$50	0	(1)
03/2024	INR	8,637	103	0	0
03/2024	TWD	4,537	146	0	(4)
03/2024	$4	IDR	55,479	0	0
03/2024	21	THB	725	0	0
SSB	02/2024	CAD	800	$580	0	(24)
03/2024	TWD	2,142	71	0	0
03/2024	$61	IDR	949,979	1	0
TOR	02/2024	TWD	96,590	$3,035	0	(157)
03/2024	$1,715	IDR	26,570,624	10	0
UAG	01/2024	GBP	829	$1,049	0	(7)
01/2024	MXN	6,066	343	0	(13)
01/2024	$143	ZAR	2,739	6	0

Total Forward Foreign Currency Contracts	$329	$(743)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494%	01/08/2024	100	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	100	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	100	0	(1)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	100	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	100	0	0
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	200	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	200	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	100	0	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	200	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	200	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	100	0	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	100	(1)	0

Total Written Options	$(27)	$(29)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.599%	EUR	700	$162	$(95)	$67	$0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046	$1,037	$(273)	$232	$0	$(41)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAEMLT Index	14,568	6.530% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/08/2024	$53,389	$0	$7,714	$7,714	$0
MEI	Receive	ERAEMLT Index	12,424	6.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/14/2024	54,325	0	(251)	0	(251)
	Receive	ERAEMLT Index	7,560	6.250% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	33,057	0	(156)	0	(156)
	Receive	ERAEMLT Index	6,510	6.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	28,465	0	(125)	0	(125)
	Receive	ERAEMLT Index	10,624	6.280% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/04/2024	43,107	0	3,076	3,076	0

								$0	$10,258	$10,790	$(532)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	14,400	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$2,123	$0	$(57)	$0	$(57)

Total Swap Agreements								$(111)	$10,338	$10,857	$(630)

(j)

Securities with an aggregate market value of $13 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15,543	$0	$15,543
Industrials	0	1,409	0	1,409
Utilities	0	303	0	303
Municipal Bonds & Notes
Nebraska	0	78	0	78
U.S. Government Agencies	0	36,538	0	36,538
U.S. Treasury Obligations	0	11,130	0	11,130
Non-Agency Mortgage-Backed Securities	0	29,561	311	29,872
Asset-Backed Securities	0	65,758	0	65,758
Sovereign Issues	0	1,434	0	1,434
Common Stocks
Consumer Discretionary	2,188	0	0	2,188
Short-Term Instruments
Commercial Paper	0	10,088	0	10,088
Repurchase Agreements	0	107,503	0	107,503
Short-Term Notes	0	904	0	904
Hungary Treasury Bills	0	282	0	282

	$2,188	$280,531	$311	$283,030
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,544	$0	$0	$13,544

Total Investments	$15,732	$280,531	$311	$296,574

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26	150	0	176
Over the counter	0	11,186	0	11,186

	$26	$11,336	$0	$11,362
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(114)	0	(114)
Over the counter	0	(1,361)	(41)	(1,402)

	$0	$(1,475)	$(41)	$(1,516)

Total Financial Derivative Instruments	$26	$9,861	$(41)	$9,846

Totals	$15,758	$290,392	$270	$306,420

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO RAE PLUS Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.0% ¤
CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 9.1%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$800	$731
3.300% due 01/30/2032		800	697
American Honda Finance Corp. 5.000% due 05/23/2025		2,500	2,509
American Tower Corp. 3.800% due 08/15/2029		194	184
Aviation Capital Group LLC
4.375% due 01/30/2024		14	14
5.500% due 12/15/2024		400	398
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		187	166
Bank of America Corp.
3.974% due 02/07/2030 •		166	157
5.933% due 09/15/2027		3,200	3,267
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,303
Bank of America NA
5.650% due 08/18/2025		3,400	3,443
6.182% due 08/18/2025		1,700	1,704
Barclays PLC
3.650% due 03/16/2025		700	685
3.932% due 05/07/2025 •		500	497
4.375% due 01/12/2026		700	691
4.375% due 03/15/2028 •(h)(i)		500	390
4.972% due 05/16/2029 •		200	197
Citibank NA 5.488% due 12/04/2026		7,200	7,332
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,700	1,799
3.961% due 11/26/2025 •		$600	590
Discover Bank 4.650% due 09/13/2028		1,006	958
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,869	1,807
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	800	844
Ford Motor Credit Co. LLC
4.063% due 11/01/2024		$300	295
5.584% due 03/18/2024		300	300
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		166	161
5.798% due 08/10/2026		3,300	3,333
6.460% due 08/10/2026		700	700
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,835
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	258
4.292% due 09/12/2026 •		1,500	1,470
4.300% due 03/08/2026		500	492
ING Groep NV
3.875% due 05/16/2027 •(h)(i)		2,000	1,627
4.250% due 05/16/2031 •(h)(i)		200	146
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		1,800	1,804
JPMorgan Chase & Co.
1.040% due 02/04/2027		600	552
1.578% due 04/22/2027 •		900	831
2.083% due 04/22/2026		100	96
2.301% due 10/15/2025 •		900	877
3.782% due 02/01/2028 •		400	387
6.070% due 10/22/2027		800	823
JPMorgan Chase Bank NA 5.110% due 12/08/2026		3,000	3,028
Morgan Stanley 5.050% due 01/28/2027 •		4,400	4,406
Morgan Stanley Bank NA 5.882% due 10/30/2026		800	823
NatWest Group PLC 4.892% due 05/18/2029 •		1,784	1,754
Nissan Motor Acceptance Co. LLC 1.125% due 09/16/2024		400	386

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	12,231	1,477
Nykredit Realkredit AS 1.500% due 10/01/2053		45,726	5,508
Realkredit Danmark AS 1.500% due 10/01/2053		17,577	2,119
Societe Generale SA 6.447% due 01/12/2027 •		$2,500	2,545
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,800	3,181
Toyota Motor Credit Corp. 5.920% due 08/22/2024		2,500	2,503
UBS AG 5.125% due 05/15/2024 (i)		770	765
UBS Group AG
4.194% due 04/01/2031 •		250	233
4.550% due 04/17/2026		1,100	1,086
4.751% due 05/12/2028 •		5,300	5,222
VICI Properties LP 4.750% due 02/15/2028		1,800	1,763
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	500	546
1.741% due 05/04/2030 •		1,100	1,106
3.000% due 04/22/2026		$1,000	958
Wells Fargo Bank NA
5.550% due 08/01/2025		3,500	3,537
6.188% due 08/01/2025		1,800	1,805

			93,101

INDUSTRIALS 2.6%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		1,600	1,441
Broadcom, Inc.
3.137% due 11/15/2035		300	246
3.419% due 04/15/2033		2,400	2,109
3.469% due 04/15/2034		1,100	958
Carrier Global Corp. 4.375% due 05/29/2025	EUR	500	557
Charter Communications Operating LLC
4.908% due 07/23/2025		$1,670	1,655
7.289% (US0003M + 1.650%) due 02/01/2024 ~		242	242
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	756
DAE Funding LLC 1.625% due 02/15/2024		1,800	1,790
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		1,000	1,000
Expedia Group, Inc. 6.250% due 05/01/2025		264	267
Hyatt Hotels Corp. 1.800% due 10/01/2024		2,900	2,815
Hyundai Capital America 6.539% due 08/04/2025		2,500	2,499
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		1,564	1,537
Imperial Brands Finance PLC
3.125% due 07/26/2024		598	588
3.500% due 07/26/2026		300	286
INEOS Finance PLC 2.125% due 11/15/2025	EUR	187	200
MPLX LP 2.650% due 08/15/2030		$1,000	864
Nakilat, Inc. 6.067% due 12/31/2033		90	93
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,500	1,445
4.345% due 09/17/2027		2,900	2,777
4.810% due 09/17/2030		900	842
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		1,000	911
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,000	853
3.375% due 04/15/2029		600	558

			27,289

UTILITIES 0.2%
Edison International 5.750% due 06/15/2027		62	64
Pacific Gas & Electric Co.
3.000% due 06/15/2028		800	730
4.550% due 07/01/2030		900	858

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Sprint LLC 7.125% due 06/15/2024	35	35

		1,687

Total Corporate Bonds & Notes (Cost $127,689)		122,077

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	630	574

Total Municipal Bonds & Notes (Cost $630)		574

U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
0.398% due 03/25/2041 ~(a)	154	13
1.248% due 03/25/2036 ~(a)	52	4
3.716% due 01/01/2035 •	14	14
4.067% due 12/01/2033 •	10	9
4.550% due 03/01/2035 •	2	2
4.752% due 12/25/2036 •	3	3
5.014% due 06/01/2035 •	30	30
5.260% due 05/25/2035 ~	4	5
5.315% due 05/01/2035 •	1	1
5.383% due 12/01/2033 •	36	36
5.503% due 12/25/2036 •	20	20
5.512% due 11/01/2034 •	1	1
5.720% due 10/01/2035 •	12	12
5.739% due 06/01/2035 •	24	25
5.753% due 07/01/2035 •	14	14
5.775% due 09/01/2035 •	15	15
5.802% due 03/25/2037 - 07/25/2037 •	12	12
5.802% due 09/25/2042 ~	125	124
5.805% due 07/01/2035 •	9	9
5.832% due 07/25/2037 •	15	14
5.852% due 09/25/2035 •	29	29
5.901% due 08/01/2035 •	31	30
5.915% due 07/01/2034 •	68	67
5.972% due 08/01/2035 •	58	60
5.987% due 09/01/2035 •	8	7
6.128% due 06/01/2043 •	32	31
6.129% due 07/01/2044 •	5	5
6.172% due 06/25/2037 •	17	17
6.202% due 01/25/2040 •	5	5
6.272% due 12/25/2039 •	9	9
6.352% due 07/25/2039 ~	4	4
6.705% due 11/01/2035 •	12	12
7.146% due 07/01/2036 •	18	18
7.153% due 09/01/2036 •	8	7
7.180% due 05/01/2036 •	15	15
7.270% due 08/01/2036 •	10	10
Freddie Mac
1.017% due 07/15/2036 •(a)	84	8
1.247% due 04/15/2036 ~(a)	11	1
3.000% due 09/01/2032	1,171	1,123
4.000% due 11/01/2047 - 03/01/2049	1,277	1,235
4.500% due 01/15/2041 - 04/01/2041	175	173
5.000% due 03/01/2038	861	876
5.500% due 06/01/2027 - 05/01/2040	334	343
5.730% due 08/25/2031 •	20	20
5.783% due 02/15/2037 •	2	2
6.000% due 02/01/2034 - 10/01/2039	487	509
6.003% due 07/15/2041 •	202	199
6.023% due 06/15/2041 •	182	181
6.123% due 08/15/2037 •	51	51
6.153% due 08/15/2037 •	68	68
6.212% due 02/25/2045 •	9	8
6.308% due 01/15/2038 •	33	33
Ginnie Mae
2.750% due 11/20/2044 •	31	31
3.500% due 01/15/2042 - 07/15/2045	2,986	2,824
4.869% due 04/20/2068 •	93	92
5.000% due 06/15/2034 - 06/15/2041	887	896
6.000% due 05/15/2037 - 07/15/2037	40	41
U.S. Small Business Administration
5.290% due 12/01/2027	22	22
5.600% due 09/01/2028	205	203
Uniform Mortgage-Backed Security
3.000% due 01/01/2027 - 12/01/2032	2,276	2,188
3.500% due 06/01/2045 - 02/01/2049	10,911	10,184
4.000% due 07/01/2025 - 11/01/2028	299	292
4.500% due 01/01/2024 - 12/01/2052	20,115	19,541
5.000% due 02/01/2053 - 10/01/2053	4,777	4,727
5.500% due 12/01/2028 - 12/01/2039	635	648

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

6.000% due 05/01/2035 - 05/01/2041		232	242
6.500% due 09/01/2034		1	1
Uniform Mortgage-Backed Security, TBA
5.000% due 01/01/2054 - 02/01/2054		25,100	24,839
5.500% due 02/01/2054		28,400	28,529
6.000% due 02/01/2054		26,700	27,112
6.500% due 02/01/2054		53,300	54,618

Total U.S. Government Agencies (Cost $182,029)			182,549

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024		20,602	20,250
0.125% due 10/15/2024		12,951	12,670
0.125% due 04/15/2025 (l)		2,263	2,183
0.125% due 02/15/2052 (n)		332	204
0.250% due 01/15/2025 (l)		15,848	15,384
0.625% due 07/15/2032		1,377	1,258
0.625% due 02/15/2043 (n)		957	748
0.750% due 02/15/2045 (n)		1,960	1,534
1.000% due 02/15/2046 (l)		4,143	3,393
1.000% due 02/15/2048 (n)		1,093	883

Total U.S. Treasury Obligations (Cost $60,943)			58,507

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
280 Park Avenue Mortgage Trust 6.738% due 09/15/2034 •		2,900	2,716
Adjustable Rate Mortgage Trust 4.923% due 01/25/2036 ~		115	90
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		31	22
APS Resecuritization Trust 5.741% due 08/28/2054 ~		2,161	2,050
Avon Finance 6.087% due 12/28/2049	GBP	4,000	5,088
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032		$2,400	1,595
Banc of America Funding Trust
5.852% due 12/20/2046 •		91	75
5.892% due 04/20/2047 •		4	3
6.032% due 06/20/2047 •		235	186
6.412% due 10/25/2036 þ		1,793	1,537
Bear Stearns Adjustable Rate Mortgage Trust
4.746% due 07/25/2034 ~		6	6
4.828% due 04/25/2033 «~		1	1
6.055% due 08/25/2033 ~		3	3
6.151% due 01/25/2033 «~		30	28
Bear Stearns ALT-A Trust
4.488% due 05/25/2035 ~		2	2
5.970% due 01/25/2036 ~		5	5
Bear Stearns Structured Products, Inc. Trust 4.805% due 01/26/2036 ~		70	52
BellaVista Mortgage Trust 6.071% due 01/22/2045 •		660	585
Braemar Hotels & Resorts Trust 6.354% due 06/15/2035 •		73	73
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063		2,273	2,001
Chase Mortgage Finance Trust 5.459% due 02/25/2037 «~		146	141
ChaseFlex Trust 6.070% due 07/25/2037 •		372	310
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.707% due 01/25/2036 «•		100	89
5.720% due 06/25/2036 •		195	176
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		5,698	5,725
6.980% due 05/25/2035 •		7	7
7.780% due 10/25/2035 •		8	7
Countrywide Alternative Loan Trust
3.879% due 05/25/2036 ~		209	163
5.500% due 05/25/2035 •		2,953	2,201
5.500% due 11/25/2035		5	3
5.830% due 05/25/2047 ~		109	93
5.850% due 09/25/2046 •		351	326
5.870% due 08/25/2037 «•		11	7
6.000% due 06/25/2047		3,272	1,716
6.012% due 12/25/2035 •		6	5
6.030% due 02/25/2037 •		671	541
6.110% due 11/25/2035 •		225	180
6.112% due 12/20/2035 •		45	40
6.250% due 08/25/2036		134	80
6.572% due 08/25/2035 •		1,339	1,213
Countrywide Home Loan Mortgage Pass-Through Trust
5.800% due 02/25/2035 •		1	1

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

6.270% due 09/25/2034 «•		40	37
7.884% due 02/20/2036 •		7	6
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		3,140	3,016
3.377% due 03/25/2059 ~		796	792
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.130% due 02/25/2036 •		1,037	1,005
6.220% due 10/25/2047 •		201	143
Eurohome U.K. Mortgages PLC 5.490% due 06/15/2044 •	GBP	11	14
First Horizon Alternative Mortgage Securities Trust 4.594% due 08/25/2035 ~		$88	79
Frost CMBS DAC 5.152% due 11/20/2033 •	EUR	1,184	1,254
FWD Securitization Trust 2.240% due 01/25/2050 ~		$57	52
GreenPoint Mortgage Funding Trust Pass-Through Certificates 5.725% due 10/25/2033 «~		16	15
GSR Mortgage Loan Trust
4.511% due 11/25/2035 ~		20	18
6.000% due 05/25/2037 «		211	151
HarborView Mortgage Loan Trust
5.690% due 07/19/2047 ~		200	187
5.880% due 12/19/2036 •		55	44
5.970% due 01/19/2036 •		351	212
6.010% due 03/19/2035 •		797	782
IndyMac INDX Mortgage Loan Trust
3.646% due 01/25/2036 ~		82	73
5.870% due 11/25/2046 •		8,389	7,620
6.110% due 07/25/2045 •		4	3
JP Morgan Chase Commercial Mortgage Securities Trust 6.776% due 03/15/2036 •		2,705	2,407
JP Morgan Mortgage Trust
4.661% due 04/25/2037 «~		4	3
5.750% due 01/25/2036		11	5
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		1,498	1,422
2.250% due 07/25/2067 þ		1,315	1,274
Lehman XS Trust
5.870% due 07/25/2047 •		3,936	3,796
5.970% due 08/25/2037 •		54	49
MASTR Adjustable Rate Mortgages Trust
4.291% due 10/25/2033 ~		45	37
5.812% due 12/25/2046 •		4,418	3,260
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.916% due 12/15/2030 •		74	70
Merrill Lynch Alternative Note Asset Trust 5.870% due 03/25/2037 •		454	116
Merrill Lynch Mortgage Investors Trust 4.756% due 05/25/2033 ~		3	3
Morgan Stanley Capital Trust 6.925% due 12/15/2038 •		3,500	3,162
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,935	1,829
3.500% due 10/25/2059 ~		42	39
Nomura Resecuritization Trust 6.370% due 03/25/2037 •		2,009	1,924
PHH Alternative Mortgage Trust 5.790% due 02/25/2037 •		168	124
PRET LLC 8.497% due 10/25/2053		4,250	4,285
Residential Accredit Loans, Inc. Trust
5.810% due 01/25/2037 •		155	132
5.840% due 08/25/2036 •		700	641
Residential Asset Securitization Trust
6.000% due 09/25/2036		909	301
6.000% due 05/25/2037 «		332	169
6.250% due 07/25/2036 «		341	267
Sequoia Mortgage Trust
5.872% due 07/20/2036 •		114	99
5.892% due 06/20/2036 •		153	142
SFO Commercial Mortgage Trust
6.626% due 05/15/2038 ~		5,800	5,441
6.976% due 05/15/2038 •		4,500	4,094
Structured Adjustable Rate Mortgage Loan Trust
4.046% due 11/25/2035 ~		48	44
4.351% due 01/25/2035 ~		34	34
4.672% due 08/25/2035 ~		44	38
5.159% due 09/25/2035 ~		30	27
5.790% due 10/25/2035 •		1,285	1,174
6.412% due 01/25/2035 •		88	75
Structured Asset Mortgage Investments Trust
3.743% due 05/25/2047 ~		2,125	1,696
6.030% due 02/25/2036 •		38	31
6.170% due 02/19/2035 «•		2	2

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Towd Point Mortgage Funding 6.571% due 07/20/2045 ~	GBP	392	501
Wachovia Mortgage Loan Trust LLC 5.937% due 05/20/2036 «~		$18	17
WaMu Mortgage Pass-Through Certificates Trust
3.270% due 01/25/2037 ~		448	381
4.007% due 06/25/2037 ~		1,157	1,006
4.185% due 12/25/2046 ~		280	241
4.272% due 12/25/2036 ~		146	127
5.822% due 07/25/2047 •		35	27
5.892% due 10/25/2046 •		381	318
6.002% due 06/25/2046 •		2,745	2,375
6.010% due 12/25/2045 •		2,012	1,959
6.012% due 02/25/2046 •		220	194
6.050% due 10/25/2045 •		11	10
6.110% due 01/25/2045 •		72	68
6.512% due 10/25/2046 ~		51	46
Washington Mutual Mortgage Pass-Through Certificates Trust
5.762% due 02/25/2047 •		152	133
6.000% due 07/25/2036		1,187	877
Wells Fargo Alternative Loan Trust
5.332% due 07/25/2037 ~		1,529	1,378
6.250% due 07/25/2037		91	77
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		141	139

Total Non-Agency Mortgage-Backed Securities (Cost $95,321)			92,731

ASSET-BACKED SECURITIES 35.0%
ABFC Trust
5.690% due 01/25/2037 •		2,438	1,405
6.520% due 03/25/2034 •		1,566	1,497
ACE Securities Corp. Home Equity Loan Trust 6.085% due 12/25/2035 •		4,167	3,846
ACHV ABS Trust
6.810% due 11/25/2030		676	677
7.240% due 11/25/2030		700	707
Ally Auto Receivables Trust 5.460% due 05/15/2028		1,400	1,417
American Express Credit Account Master Trust 4.870% due 05/15/2028		2,500	2,520
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		5,000	5,023
Arbor Realty Commercial Real Estate Notes Ltd.
7.762% due 05/15/2037 •		2,700	2,676
8.262% due 05/15/2037 •		2,700	2,678
AREIT Trust 7.293% due 11/17/2038 ~		1,500	1,456
Argent Securities Trust 5.580% due 09/25/2036 ~		80	26
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.683% due 01/25/2034 •		114	106
3.713% due 02/25/2034 •		692	677
Asset-Backed Securities Corp. Home Equity Loan Trust 3.367% due 03/25/2036 ~		11,443	9,453
Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		300	296
5.900% due 08/21/2028		2,200	2,249
6.120% due 04/20/2027		4,900	4,981
BA Credit Card Trust
4.790% due 05/15/2028		2,500	2,511
4.980% due 11/15/2028		4,800	4,860
Bank of America Auto Trust 5.830% due 05/15/2026		3,700	3,706
Bear Stearns Asset-Backed Securities Trust
5.790% due 08/25/2036 •		677	649
6.490% due 10/25/2035 •		777	762
Benefit Street Partners CLO Ltd.
6.605% due 10/15/2030 •		1,568	1,566
7.155% due 10/15/2030 •		3,300	3,288
Black Diamond CLO DAC 4.982% due 05/15/2032 ~	EUR	3,615	3,941
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$1,400	1,415
Carrington Mortgage Loan Trust 5.730% due 02/25/2037 •		363	334
Carvana Auto Receivables Trust
5.380% due 03/12/2029		1,500	1,504
5.420% due 04/10/2028		1,000	1,003
5.620% due 01/10/2029		300	304
5.980% due 08/10/2026		754	754
6.410% due 09/10/2027		1,960	1,970
Citigroup Mortgage Loan Trust
5.770% due 12/25/2036 •		350	140
5.790% due 09/25/2036 •		2,671	1,940

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Citigroup Mortgage Loan Trust, Inc. 6.370% due 09/25/2035 ~		4,687	4,435
Citizens Auto Receivables Trust
5.739% due 09/16/2024		1,563	1,563
6.130% due 07/15/2026		2,398	2,403
6.288% due 07/15/2026		2,014	2,018
Countrywide Asset-Backed Certificates Trust
4.343% due 05/25/2036 •		1,117	1,075
5.720% due 06/25/2047 •		1,514	1,449
5.750% due 12/25/2046 •		1,067	997
5.870% due 06/25/2037 •		2,160	2,170
5.970% due 01/25/2046 •		7,476	6,994
5.990% due 12/25/2036 •		4,182	3,900
6.070% due 06/25/2036 •		9	9
CPS Auto Receivables Trust 6.130% due 09/15/2026		2,682	2,687
CRB Securitization Trust 6.960% due 10/20/2033		2,168	2,194
Credit-Based Asset Servicing & Securitization Trust 5.590% due 11/25/2036 •		19	8
DLLAA LLC 5.930% due 07/20/2026		500	502
DT Auto Owner Trust 6.290% due 08/16/2027		3,700	3,716
Fifth Third Auto Trust 5.800% due 11/16/2026		1,600	1,603
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		2,500	2,516
Fremont Home Loan Trust
5.530% due 01/25/2037 ~		11	5
6.130% due 01/25/2036 •		46	44
Gallatin CLO Ltd. 7.305% due 07/15/2031 •		2,700	2,693
GLS Auto Receivables Issuer Trust 6.040% due 03/15/2027		1,800	1,806
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,600	1,628
6.270% due 08/16/2027		3,291	3,304
GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		2,100	2,103
5.634% due 08/20/2024		227	227
GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		1,400	1,422
5.938% due 09/16/2025 •		1,763	1,764
GMF Canada Leasing Trust Asset-Backed Notes 5.458% due 04/21/2025	CAD	1,383	1,052
GoldenTree Loan Management EUR CLO DAC 4.893% due 01/20/2032 •	EUR	14,200	15,516
GSAA Home Equity Trust 5.710% due 06/25/2036 •		$68	14
GSAMP Trust
5.560% due 01/25/2037 •		2,196	1,266
5.600% due 12/25/2046 •		1,382	739
5.620% due 12/25/2046 •		31	16
5.700% due 01/25/2037 •		4,200	3,438
Halseypoint CLO Ltd. 7.117% due 07/20/2031 •		1,300	1,291
Harvest CLO DAC 1.040% due 07/15/2031	EUR	800	837
Hertz Vehicle Financing LLC
1.990% due 06/25/2026		$1,200	1,147
3.370% due 03/25/2025		300	299
5.490% due 06/25/2027		800	804
Home Equity Asset Trust 7.070% due 12/25/2034 •		985	972
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		2,800	2,809
HSI Asset Securitization Corp. Trust
5.690% due 12/25/2036 •		930	248
5.935% due 03/25/2036 •		9,394	8,422
Hyundai Auto Receivables Trust 5.480% due 04/17/2028		1,500	1,526
JP Morgan Mortgage Acquisition Trust 5.770% due 07/25/2036 ~		66	28
Jubilee CLO DAC 4.615% due 04/15/2031 •	EUR	1,000	1,079
KKR CLO Ltd.
6.597% due 07/18/2030 •		$1,440	1,439
6.805% due 01/16/2028 ~		2,500	2,495
7.257% due 07/18/2030 •		3,700	3,706
LCM LP 7.158% due 07/19/2027 ~		3,100	3,101
LL ABS Trust 6.630% due 05/15/2030		852	852
Long Beach Mortgage Loan Trust
5.910% due 02/25/2036 •		112	109

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

6.030% due 10/25/2034 •		17	16
6.445% due 04/25/2035 •		67	66
M360 Ltd. 7.721% due 11/22/2038 •		2,700	2,614
Madison Park Euro Funding DAC 4.765% due 07/15/2032 •	EUR	1,800	1,960
Man GLG Euro CLO DAC 4.645% due 10/15/2030 •		409	448
Marlette Funding Trust
5.180% due 11/15/2032		$1,073	1,070
5.950% due 11/15/2032		2,000	1,997
6.070% due 04/15/2033		2,883	2,881
Master Credit Card Trust 6.188% due 01/21/2027		4,900	4,920
MASTR Asset-Backed Securities Trust
5.790% due 10/25/2036 •		303	151
5.950% due 03/25/2036 •		44	27
MF1 Ltd.
6.923% due 10/16/2036 •		4,600	4,468
7.106% due 02/19/2037 •		5,900	5,805
7.223% due 10/16/2036 ~		4,600	4,452
MFA Trust 2.363% due 03/25/2060 þ		339	335
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 01/25/2037 •		3,421	1,388
5.600% due 02/25/2037 ~		845	749
5.720% due 03/25/2037 ~		2,637	1,130
5.750% due 08/25/2036 ~		419	217
6.400% due 07/25/2035 ~		145	140
Morgan Stanley Home Equity Loan Trust 5.640% due 04/25/2037 •		1,643	855
Morgan Stanley Mortgage Loan Trust
6.190% due 04/25/2037 •		37	10
6.465% due 09/25/2046 þ		716	239
Nelnet Student Loan Trust
6.640% due 02/20/2041		441	448
7.538% due 02/20/2041		441	442
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.130% due 10/25/2036 •		164	37
NovaStar Mortgage Funding Trust
5.600% due 03/25/2037 ~		4,743	2,957
5.790% due 10/25/2036 •		227	119
OAK Hill European Credit Partners DAC 4.723% due 01/20/2032 •	EUR	1,732	1,893
Oaktree CLO Ltd. 6.797% due 10/20/2032 ~		$3,300	3,287
Option One Mortgage Loan Trust Asset-Backed Certificates 6.205% due 11/25/2035 •		6,767	5,514
Ownit Mortgage Loan Trust 6.370% due 10/25/2036 •		30	29
OZLM Ltd.
7.127% due 07/20/2032 ~		2,500	2,486
7.377% due 07/20/2032 •		1,500	1,494
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		565	557
4.970% due 01/15/2030		760	756
6.060% due 03/15/2030		3,766	3,758
7.128% due 06/16/2031		666	667
7.179% due 04/15/2031		1,225	1,228
7.228% due 07/15/2031		1,000	1,003
7.600% due 12/16/2030		1,121	1,128
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.445% due 07/25/2035 •		3,200	2,395
7.195% due 02/25/2035 •		3,359	2,936
PRET LLC
1.744% due 07/25/2051 þ		1,242	1,199
2.487% due 07/25/2051 þ		3,237	3,196
5.240% due 04/25/2052 þ		2,395	2,353
Reach ABS Trust 7.050% due 02/18/2031		573	575
Ready Capital Mortgage Financing LLC
7.730% due 10/25/2039 •		4,261	4,285
7.823% due 06/25/2037 •		1,721	1,731
7.908% due 10/25/2039 •		4,771	4,812
8.467% due 06/25/2037 ~		4,700	4,717
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		710	679
5.380% due 11/25/2030		2,441	2,417
7.130% due 01/26/2032		494	497
Residential Asset Mortgage Products Trust 6.535% due 05/25/2035 •		2,000	1,889
Santander Drive Auto Receivables Trust
5.810% due 01/15/2026		863	863
5.930% due 07/17/2028		1,400	1,426
6.080% due 08/17/2026		3,605	3,612
6.180% due 02/16/2027		6,227	6,245

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust
5.970% due 05/25/2036 •		7,942	4,164
6.190% due 10/25/2035 •		304	251
Segovia European CLO DAC 4.873% due 07/20/2032 •	EUR	3,050	3,324
SG Mortgage Securities Trust 5.830% due 02/25/2036 •		$8,798	4,387
SMB Private Education Loan Trust
2.340% due 09/15/2034		1,100	1,075
6.888% due 11/15/2052		565	566
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,030	1,897
Soundview Home Loan Trust
5.550% due 06/25/2037 •		58	38
5.730% due 02/25/2037 •		140	40
5.935% due 02/25/2036 •		147	135
Specialty Underwriting & Residential Finance Trust 5.076% due 12/25/2036 •		727	694
Starwood Mortgage Trust 7.138% due 11/15/2038 •		9,100	8,759
Structured Asset Securities Corp. Mortgage Loan Trust
5.630% due 03/25/2036 •		1,379	1,303
5.890% due 02/25/2037 •		1,399	1,348
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •		1,124	1,116
Theorem Funding Trust
1.850% due 02/15/2028		51	51
7.580% due 04/15/2029		644	652
TIAA CLO Ltd. 7.377% due 01/20/2032 •		6,900	6,873
Toro European CLO DAC 4.908% due 01/12/2032 •	EUR	12,200	13,362
Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		$2,200	2,204
5.604% due 08/15/2024		917	917
Veros Auto Receivables Trust 7.120% due 11/15/2028		2,799	2,811
WaMu Asset-Backed Certificates WaMu Trust 5.710% due 05/25/2037 •		457	394
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		3,000	3,010
6.008% due 10/15/2026		2,900	2,900
6.230% due 01/15/2027		5,100	5,129
World Omni Auto Receivables Trust 5.570% due 12/15/2026		1,000	1,002

Total Asset-Backed Securities (Cost $366,797)			358,747

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	1,000	206
0.000% due 07/01/2024 (e)		21,900	4,290
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	25,390	1,320
3.000% due 12/03/2026 (g)		3,194	175
4.000% due 11/30/2028 (g)		7,226	416

Total Sovereign Issues (Cost $6,172)			6,407

		SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (c)		66,600	10,120

INFORMATION TECHNOLOGY 0.9%
Advanced Micro Devices, Inc. (c)		6,926	1,021
Apple, Inc.		18,526	3,567
Intel Corp.		20,523	1,031

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Microsoft Corp.		9,026	3,394

			9,013

Total Common Stocks (Cost $18,366)			19,133

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 44.0%
COMMERCIAL PAPER 4.1%
Arrow Electronics, Inc.
5.850% due 01/10/2024		$800	799
5.850% due 01/11/2024		800	798
5.850% due 01/16/2024		300	299
5.900% due 01/12/2024		900	898
5.900% due 01/19/2024		600	598
5.900% due 01/22/2024		600	598
Bacardi-Martini BV 5.950% due 01/18/2024		250	249
Bank Of Nova Scotia
5.272% due 02/01/2024	CAD	4,800	3,605
5.298% due 01/16/2024		4,600	3,462
Canadian Imperial Bank of Commerce 5.229% due 01/02/2024		1,200	905
Cigna Corp.
5.650% due 01/16/2024		$300	299
5.680% due 01/17/2024		300	299
Conagra Foods, Inc.
5.820% due 01/11/2024		950	948
5.850% due 01/18/2024		550	548
Constellation Brands, Inc. 5.700% due 01/09/2024		250	250
Energy Transfer Partners LP 5.850% due 01/04/2024		300	300
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		1,700	1,698
5.700% due 01/16/2024		950	947
5.710% due 01/16/2024		700	698
Global Payments, Inc.
6.030% due 01/16/2024		850	847
6.030% due 01/17/2024		2,150	2,143
6.030% due 01/18/2024		250	249
Intercontinental Exchange, Inc.
5.600% due 01/02/2024		300	300
5.600% due 01/03/2024		650	650
Kinder Morgan, Inc. 5.700% due 01/22/2024		2,400	2,391
L3Harris Technologies, Inc. 5.770% due 02/20/2024		1,550	1,537
Marathon Oil Corp. 6.050% due 01/03/2024		3,350	3,348
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		300	299
Quanta Storage, Inc.
5.850% due 01/04/2024		250	250
5.900% due 01/02/2024		950	949
5.900% due 01/08/2024		550	549
5.900% due 01/09/2024		550	549
5.900% due 01/10/2024		450	449
5.900% due 01/12/2024		450	449
5.900% due 01/16/2024		950	947
5.900% due 01/17/2024		250	249
5.900% due 01/18/2024		550	548
Royal Bank of Canada 5.318% due 02/02/2024	CAD	700	526
Southern California Edison Co.
5.730% due 01/16/2024		$1,550	1,546
5.730% due 01/17/2024		900	897
Toronto-Dominion Bank 5.259% due 02/02/2024	CAD	900	676
VF Corp. 6.100% due 01/17/2024		$250	249
VW Credit, Inc.
5.640% due 01/03/2024		1,850	1,849
5.700% due 01/04/2024		250	250
5.710% due 01/05/2024		550	549

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

5.770% due 01/09/2024		250	250

			41,693

REPURCHASE AGREEMENTS (j) 38.7%			396,630

SHORT-TERM NOTES 0.4%
AmeriCredit Automobile Receivables Trust 5.723% due 09/18/2024		1,366	1,366
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	17,182	18
Fifth Third Auto Trust 5.618% due 08/15/2024		$430	430
Westlake Automobile Receivables Trust 5.781% due 08/15/2024		2,569	2,569

			4,383

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (e)(f)	HUF	461,000	1,328

U.S. TREASURY BILLS 0.7%
5.501% due 01/11/2024 - 01/25/2024 (d)(e)(l)(n)		$7,691	7,666

Total Short-Term Instruments (Cost $451,415)			451,700

Total Investments in Securities (Cost $1,309,362)			1,292,425

		SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short Asset Portfolio		2,840,952	27,546
PIMCO Short-Term Floating NAV Portfolio III		1,574,794	15,318

Total Short-Term Instruments (Cost $42,745)			42,864

Total Investments in Affiliates (Cost $42,745)			42,864

Total Investments 130.2% (Cost $1,352,107)			$1,335,289
Financial Derivative Instruments (k)(m) 3.0%(Cost or Premiums, net $4,674)			30,283
Other Assets and Liabilities, net (33.2)%			(340,349)

Net Assets 100.0%			$1,025,223

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	5.590%	12/29/2023	01/02/2024	$181,300	U.S. Treasury Notes 0.250% due 09/30/2025	$(185,088)	$181,300	$181,413
DEU	5.420	12/29/2023	01/02/2024	29,200	U.S. Treasury Bonds 2.000% due 11/15/2041	(29,763)	29,200	29,218
5.480	01/02/2024	01/03/2024	76,400	U.S. Treasury Bonds 2.750% due 08/15/2042	(77,913)	76,400	76,400
5.510	01/02/2024	01/03/2024	107,700	U.S. Treasury Inflation Protected Securities 1.375% due 02/15/2044	(109,822)	107,700	107,700
FICC	2.600	12/29/2023	01/02/2024	2,030	U.S. Treasury Notes 4.875% due 11/30/2025	(2,071)	2,030	2,030

Total Repurchase Agreements	$(404,657)	$396,630	$396,761

(1)	Includes accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	1,879	$446,333	$1,709	$47	$0
U.S. Treasury 2-Year Note March Futures	03/2024	214	44,066	460	26	0
U.S. Treasury 10-Year Note March Futures	03/2024	847	95,618	1,583	0	0
U.S. Treasury Long-Term Bond March Futures	03/2024	167	20,865	1,506	0	(31)

$5,258	$73	$(31)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	1,879	$(448,541)	$(2,946)	$0	$(94)
Euro-Bund March Futures	03/2024	41	(6,211)	(188)	64	0
Euro-Buxl 30-Year Bond March Futures	03/2024	16	(2,503)	(202)	70	0
U.S. Treasury 5-Year Note March Futures	03/2024	422	(45,902)	(1,125)	0	(36)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

U.S. Treasury Ultra Long-Term Bond March Futures				03/2024	64		(8,550)	(725)		34	0

								$(5,186)		$168	$(130)

Total Futures Contracts								$72		$241	$(161)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.608%		$900	$16	$(7)	$9	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750		200	(1)	3	2	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.846		200	7	5	12	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.313		1,900	22	15	37	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919		1,970	391	(164)	227	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345		2,425	292	68	360	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451		800	2	2	4	0	0

							$729	$(78)	$651	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly		06/20/2028		$297	$0	$19	$19	$0	$0
CDX.HY-41 5-Year Index	5.000	Quarterly		12/20/2028		7,920	53	423	476	0	(3)
CDX.IG-38 5-Year Index	1.000	Quarterly		06/20/2027		100	1	1	2	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		100	1	1	2	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		700	10	4	14	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		112,500	1,652	572	2,224	0	(29)

							$1,717	$1,020	$2,737	$0	$(32)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	300	$(2)	$34	$32	$0	$(3)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	3,820,000	(30)	(297)	(327)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$77,700	(3,088)	271	(2,817)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024		124,700	20	(4,628)	(4,608)	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025		11,100	(157)	715	558	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		144,500	2,700	(84)	2,616	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2025		45,900	738	(3,725)	(2,987)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		160,800	(1,790)	2,196	406	28	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		4,700	(54)	298	244	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		61,300	(2,678)	(5,788)	(8,466)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		31,200	368	379	747	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		40,500	(141)	531	390	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		23,100	558	368	926	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		400	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		36,100	257	(305)	(48)	6	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		21,700	142	3,521	3,663	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031		57,800	(16)	9,718	9,702	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	1,178	35	1,213	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		67,600	4,419	(1,068)	3,351	61	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		800	(3)	14	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		500	(2)	10	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		1,500	(6)	33	27	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		800	(3)	20	17	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,500	(5)	50	45	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		6,000	328	(538)	(210)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,700	(7)	99	92	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		1,000	(4)	57	53	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		1,100	(4)	64	60	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		1,500	(5)	69	64	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		800	(3)	47	44	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		900	(4)	52	48	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		500	(2)	31	29	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		700	(2)	44	42	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		300	(1)	19	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		500	(2)	33	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		200	(1)	16	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		500	(2)	42	40	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		200	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		400	(2)	34	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		500	(2)	(30)	(32)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		1,000	(4)	(42)	(46)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		600	(3)	(21)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,300	(28)	32	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	(8)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		700	(3)	(20)	(23)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		500	(2)	(10)	(12)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	(8)	(9)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	(5)	(7)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,516	1,515	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	2,615	4,742	37	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		10,700	576	666	1,242	47	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		200	(1)	20	19	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		200	(1)	22	21	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		300	(2)	32	30	0	(1)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	1,000	(2)	(22)	(24)	4	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		800	(2)	(16)	(18)	3	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		400	(1)	(9)	(10)	2	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		700	(1)	(11)	(12)	0	(12)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(17)	(18)	3	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		500	(2)	(25)	(27)	6	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	(26)	(28)	7	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		700	(3)	(29)	(32)	8	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		700	(3)	(23)	(26)	8	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(15)	(16)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	47,700	(48)	932	884	38	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	900	(2)	41	39	0	(3)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		900	(2)	45	43	0	(3)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		1,000	(2)	(38)	(40)	3	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		500	(1)	(19)	(20)	2	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		300	(1)	(10)	(11)	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		600	(2)	45	43	0	(7)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,600	(6)	125	119	0	(18)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		500	(2)	(33)	(35)	6	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		600	(2)	(35)	(37)	7	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(14)	(15)	2	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(14)	(15)	2	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		18,600	(188)	1,163	975	0	(207)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		8,000	78	(910)	(832)	226	0

							$5,146	$8,234	$13,380	$615	$(407)

Total Swap Agreements							$7,592	$9,176	$16,768	$617	$(439)

(l)

Securities with an aggregate market value of $5,288 and cash of $11,276 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2024		GBP	177		$225		$0		$(1)
		01/2024			$2,369		JPY	349,590	112		0
		03/2024		IDR	10,201,916		$649		0		(14)
		03/2024			$41		INR	3,457	0		0
		06/2024		KRW	583,207		$448		0		(6)
BPS		01/2024		DKK	24,847		3,665		0		(16)
		01/2024		EUR	385		423		0		(2)
		01/2024		GBP	676		857		0		(4)
		01/2024		HUF	179,479		511		0		(6)
		01/2024		KRW	197,067		150		0		(2)
		01/2024			$992		AUD	1,501	31		0
		01/2024			100		BRL	491	1		0
		01/2024			1		HUF	517	0		0
		01/2024			350		IDR	5,413,713	2		0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024		2,710	ZAR	50,235	33	0
	03/2024	CNH	139,753		$19,332	0	(394)
	03/2024		$144	INR	12,009	0	0
	06/2024	KRW	2,287,795		$1,751	0	(32)
BRC	01/2024		387,690		300	0	0
	01/2024	TRY	4,372		144	0	(3)
	01/2024		$298	ZAR	5,546	5	0
	03/2024		200	IDR	3,107,659	2	0
	06/2024	KRW	2,358,124		$1,807	0	(32)
BSH	01/2024	BRL	15,000		3,010	0	(78)
	01/2024		$2,386	BRL	11,800	43	0
	07/2024	BRL	12,400		$2,458	0	(50)
CBK	01/2024	AUD	2,122		1,412	0	(34)
	01/2024	CAD	5,317		3,868	0	(146)
	01/2024	DKK	765		112	0	(2)
	01/2024	HUF	9,455		27	0	0
	01/2024	IDR	4,628,561		301	0	0
	01/2024	MXN	86,243		4,834	0	(222)
	01/2024		$1,059	AUD	1,575	15	0
	01/2024		2,654	BRL	12,922	6	0
	01/2024		129	ZAR	2,461	5	0
	01/2024	ZAR	6,476		$343	0	(10)
	02/2024		$5,672	BRL	29,092	308	0
	03/2024		301	IDR	4,629,749	0	0
	04/2024	BRL	13,053		$2,654	0	(11)
DUB	01/2024	KRW	259,940		200	0	(1)
	06/2024		2,549,337		1,959	0	(29)
GLM	01/2024	BRL	7,000		1,382	0	(59)
	01/2024	CAD	34,637		25,489	0	(654)
	01/2024	DKK	32,918		4,856	0	(20)
	01/2024		$1,278	BRL	6,200	0	(2)
	01/2024		12,047	MXN	211,321	342	0
	01/2024		356	ZAR	6,763	13	0
	01/2024	ZAR	2,853		$150	0	(6)
	02/2024	BRL	49		10	0	0
	03/2024	CNH	7,395		1,033	0	(11)
	03/2024		$334	CNH	2,422	8	0
	07/2024	BRL	6,500		$1,312	0	(2)
JPM	01/2024		9,404		1,948	12	0
	01/2024	CAD	1,200		878	0	(27)
	01/2024	HUF	178,765		510	0	(5)
	01/2024	MXN	1,194		69	0	(1)
	01/2024		$617	BRL	3,000	1	0
	01/2024		350	IDR	5,385,450	0	0
	01/2024		150	KRW	194,424	0	0
	02/2024	CAD	6,400		$4,686	0	(146)
	02/2024		$2,572	BRL	12,613	21	0
	02/2024		9,615	INR	803,267	15	0
	03/2024	IDR	30,329,310		$1,956	0	(13)
	03/2024	TWD	18,065		585	0	(13)
	03/2024		$393	IDR	6,093,701	3	0
	03/2024		446	INR	37,213	0	0
	04/2024		1,948	BRL	9,499	0	(9)
	06/2024	KRW	2,470,009		$1,906	0	(19)
	07/2024	BRL	3,000		604	0	(3)
MBC	01/2024	EUR	416		453	0	(7)
	01/2024		$4,917	ZAR	93,972	214	0
	03/2024	CNH	2,687		$379	0	(1)
MYI	01/2024	BRL	2,978		608	0	(5)
	01/2024	EUR	44,279		48,668	0	(225)
	01/2024	HUF	92,185		262	0	(4)
	01/2024		$901	JPY	132,797	42	0
	01/2024		440	ZAR	8,146	4	0
	03/2024		299	IDR	4,648,950	3	0
	06/2024	KRW	2,068,712		$1,589	0	(24)
RBC	01/2024		$494	MXN	8,481	3	0
	04/2024		17		308	1	0
SCX	03/2024	HKD	3,529		$453	0	0
	03/2024	IDR	5,492,593		350	0	(7)
	03/2024	TWD	8,625		278	0	(8)
	03/2024		$94	INR	7,836	0	0
	06/2024	KRW	1,216,079		$937	0	(11)
TOR	01/2024		$1,489	JPY	218,386	61	0
	02/2024	TWD	454,449		$14,277	0	(737)
	03/2024		$8,222	IDR	127,382,815	50	0
UAG	01/2024	GBP	3,672		$4,647	0	(34)
	01/2024	MXN	9,766		552	0	(21)
	01/2024		$902	ZAR	17,209	38	0

Total Forward Foreign Currency Contracts						$1,394	$(3,169)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494%	01/08/2024	900	$(4)	$(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	900	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	700	(3)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	700	(3)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	1,100	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	1,100	(5)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	500	(2)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	300	(1)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	400	(2)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	400	(2)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	800	(4)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	700	(4)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	800	(4)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	700	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	800	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	1,100	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	1,100	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	800	(3)	(3)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	700	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	700	(2)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	400	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	700	(3)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	700	(3)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	600	(2)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	600	(2)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	800	(4)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	800	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	900	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	900	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	900	(4)	(14)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	4.050		01/12/2024	900	(4)		0
	Call - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR	Receive	2.330		01/15/2024	500	(2)		(1)
	Put - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR	Pay	2.740		01/15/2024	500	(2)		(1)
UAG	Call - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	3.344		01/18/2024	500	(2)		(3)
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	3.744		01/18/2024	500	(2)		(1)

Total Written Options									$(126)		$(143)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046	$10,813	$(2,792)	$2,365	$0	$(427)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAUSLT Index	96,794	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	$51,303	$0	$(219)	$0	$(219)
	Receive	ERAUSLT Index	111,550	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	59,124	0	(259)	0	(259)
	Receive	ERAUSLT Index	612,064	5.570% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/07/2024	282,431	0	26,897	26,897	0
	Receive	ERAUSLT Index	64,529	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	34,202	0	(146)	0	(146)
	Receive	ERAUSLT Index	56,615	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	30,007	0	(131)	0	(131)
	Receive	ERAUSLT Index	17,294	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	9,166	0	(40)	0	(40)
	Receive	ERAUSLT Index	601,280	5.820% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	309,930	0	7,858	7,858	0
MYI	Receive	ERAUSLT Index	3,651	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	1,935	0	(9)	0	(9)
	Receive	ERAUSLT Index	331,324	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	175,608	0	(767)	0	(767)
	Receive	ERAUSLT Index	49,833	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	26,412	0	(113)	0	(113)
RBC	Receive	ERAUSLT Index	2,597	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	1,376	0	(6)	0	(6)

								$0	$33,065	$34,755	$(1,690)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	66,600	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$9,818	$0	$(266)	$0	$(266)
FAR	Pay	Advanced Micro Devices, Inc.	6,926	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	809	0	(208)	0	(208)
	Pay	Apple, Inc.	18,526	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	3,563	0	11	11	0
	Pay	Intel Corp.	20,523	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	847	0	(181)	0	(181)
	Pay	Microsoft Corp.	9,026	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	3,329	0	(51)	0	(51)

								$0	$(695)	$11	$(706)

Total Swap Agreements								$(2,792)	$34,735	$34,766	$(2,823)

(n)

Securities with an aggregate market value of $2,523 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$93,101	$0		$93,101
Industrials						0	27,289	0		27,289
Utilities						0	1,687	0		1,687
Municipal Bonds & Notes
California						0	574	0		574
U.S. Government Agencies						0	182,549	0		182,549
U.S. Treasury Obligations						0	58,507	0		58,507
Non-Agency Mortgage-Backed Securities						0	91,804	927		92,731
Asset-Backed Securities						0	358,747	0		358,747
Sovereign Issues						0	6,407	0		6,407
Common Stocks
Consumer Discretionary						10,120	0	0		10,120
Information Technology						9,013	0	0		9,013
Short-Term Instruments
Commercial Paper						0	41,693	0		41,693
Repurchase Agreements						0	396,630	0		396,630
Short-Term Notes						0	4,383	0		4,383
Hungary Treasury Bills						0	1,328	0		1,328
U.S. Treasury Bills						0	7,666	0		7,666

						$19,133	$1,272,365	$927		$1,292,425
Investments in Affiliates, at Value

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,864	$0	$0	$42,864

Total Investments	$61,997	$1,272,365	$927	$1,335,289

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	134	724	0	858
Over the counter	0	36,160	0	36,160

	$134	$36,884	$0	$37,018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(600)	0	(600)
Over the counter	0	(5,708)	(427)	(6,135)

	$0	$(6,308)	$(427)	$(6,735)

Total Financial Derivative Instruments	$134	$30,576	$(427)	$30,283

Totals	$62,131	$1,302,941	$500	$1,365,572

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO RAE PLUS International Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.9% ¤
CORPORATE BONDS & NOTES 8.1%
BANKING & FINANCE 7.4%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$200	$196
American Honda Finance Corp. 5.000% due 05/23/2025		400	401
Bank of America Corp.
1.734% due 07/22/2027 •		200	183
5.933% due 09/15/2027		600	613
Bank of America NA
5.650% due 08/18/2025		500	506
6.182% due 08/18/2025		300	301
Barclays PLC 6.224% due 05/09/2034		400	415
Citibank NA 5.488% due 12/04/2026		1,200	1,222
Credit Suisse AG 7.950% due 01/09/2025		400	409
Equinix, Inc. 1.550% due 03/15/2028		100	88
Goldman Sachs Group, Inc.
3.500% due 11/16/2026		200	193
5.798% due 08/10/2026		500	505
6.460% due 08/10/2026		100	100
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	404
GSPA Monetization Trust 6.422% due 10/09/2029		36	35
HSBC Holdings PLC 5.887% due 08/14/2027		200	203
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		200	200
JPMorgan Chase & Co.
1.040% due 02/04/2027		100	92
1.578% due 04/22/2027 •		200	185
2.301% due 10/15/2025 •		100	98
3.960% due 01/29/2027		200	195
JPMorgan Chase Bank NA 5.110% due 12/08/2026		500	505
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		200	195
Morgan Stanley 5.050% due 01/28/2027 •		600	601
Morgan Stanley Bank NA 5.882% due 10/30/2026		250	257
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	9,405	1,133
Societe Generale SA 6.447% due 01/12/2027 •		$500	509
Toyota Motor Credit Corp. 5.920% due 08/22/2024		400	400
UBS Group AG 4.751% due 05/12/2028 •		500	493
VICI Properties LP 4.750% due 02/15/2028		100	98
Wells Fargo & Co. 3.196% due 06/17/2027 •		200	191
Wells Fargo Bank NA
5.550% due 08/01/2025		600	606
6.188% due 08/01/2025		300	301

			11,833

INDUSTRIALS 0.6%
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	111
DAE Funding LLC 1.625% due 02/15/2024		$300	299
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		150	150

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

Hyundai Capital America 6.539% due 08/04/2025		400	400

			960

UTILITIES 0.1%
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025		200	202

Total Corporate Bonds & Notes (Cost $13,071)			12,995

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.000% due 08/25/2039 (b)(e)		292	247
0.000% due 11/25/2040 •		3	2
0.598% due 03/25/2037 •(a)		135	11
0.648% due 04/25/2037 •(a)		450	40
0.698% due 11/25/2039 •(a)		74	6
0.928% due 03/25/2037 •(a)		180	15
0.948% due 05/25/2037 •(a)		435	33
1.338% due 04/25/2037 •(a)		832	97
1.748% due 02/25/2037 •(a)		75	9
2.198% due 07/25/2033 •(a)		43	4
2.242% due 01/25/2031 ~(a)		456	36
5.782% due 04/25/2037 •		4	3
5.802% due 07/25/2037 •		6	6
5.972% due 10/25/2040 •		17	17
Freddie Mac
0.000% due 02/15/2040 - 02/15/2041 •		114	100
0.000% due 09/15/2041 ~		468	425
1.117% due 09/15/2036 •(a)		160	14
3.000% due 09/01/2032		465	446
5.000% due 04/15/2041		219	221
5.500% due 03/15/2034		107	108
5.753% due 05/15/2037 •		6	6
Ginnie Mae 5.807% due 08/20/2047 •		111	106
U.S. Small Business Administration
5.490% due 03/01/2028		8	8
6.020% due 08/01/2028		63	64
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		98	95
4.500% due 08/01/2052		394	383
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2054		2,900	2,813
5.000% due 02/01/2054		5,000	4,949
5.500% due 02/01/2054		4,000	4,018
6.000% due 02/01/2054		4,400	4,468
6.500% due 02/01/2054		7,600	7,788

Total U.S. Government Agencies (Cost $26,881)			26,538

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Bonds
4.125% due 08/15/2053		1,200	1,213
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024		3,499	3,439
0.125% due 10/15/2024		2,039	1,994
0.125% due 04/15/2025		357	345
0.250% due 01/15/2025		2,598	2,522
U.S. Treasury Notes
3.875% due 05/15/2043		1,600	1,526

Total U.S. Treasury Obligations (Cost $11,043)			11,039

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.1%
Adjustable Rate Mortgage Trust 4.923% due 01/25/2036 ~		825	648
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		199	171
Avon Finance 6.087% due 12/28/2049	GBP	600	763
Banc of America Funding Trust
4.306% due 06/20/2037 «~		$30	25
4.503% due 09/20/2046 ~		681	599
6.000% due 08/25/2036 «		26	23
Banc of America Mortgage Trust
4.167% due 02/25/2034 «~		12	12
4.999% due 06/25/2034 «~		15	14
5.033% due 01/25/2035 ~		9	9
5.361% due 05/25/2033 «~		11	8
Bear Stearns Adjustable Rate Mortgage Trust
4.635% due 02/25/2036 ~		155	140
7.660% due 02/25/2036 •		6	6

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

Chase Mortgage Finance Trust
4.371% due 09/25/2036 ~	200	164
4.457% due 01/25/2036 ~	17	15
ChaseFlex Trust 6.070% due 07/25/2037 •	1,503	1,253
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.700% due 05/25/2036 ~	266	238
Citigroup Mortgage Loan Trust
4.523% due 09/25/2037 ~	22	19
6.170% due 09/25/2062 þ	724	727
7.110% due 10/25/2035 ~	31	30
7.780% due 10/25/2035 •	28	27
CitiMortgage Alternative Loan Trust
6.000% due 04/25/2037 •	260	221
6.000% due 06/25/2037	176	154
Countrywide Alternative Loan Trust
5.500% due 06/25/2025	347	270
5.500% due 11/25/2035	127	75
5.682% due 09/20/2046 •	45	40
5.750% due 03/25/2037 «	274	147
5.990% due 12/25/2035 •	18	16
6.000% due 12/25/2035	451	333
6.000% due 05/25/2036	74	37
6.000% due 08/25/2036 «•	140	81
6.070% due 08/25/2035 •	679	623
6.072% due 11/20/2035 •	100	91
6.250% due 08/25/2036	996	592
6.412% due 08/25/2035 •	56	51
6.492% due 01/25/2036 •	216	198
7.000% due 10/25/2037	155	58
Countrywide Home Loan Mortgage Pass-Through Trust
5.750% due 05/25/2037	13	7
5.800% due 02/25/2035 •	10	8
6.000% due 01/25/2037	343	172
6.000% due 02/25/2037	363	186
6.037% due 10/20/2034 ~	19	19
6.070% due 05/25/2035 •	129	104
Countrywide Home Loan Reperforming REMIC Trust 5.810% due 06/25/2035 ~	73	68
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 08/25/2036 «	26	22
Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037	900	831
4.146% due 06/25/2050 ~	942	805
DBGS Mortgage Trust 6.439% due 06/15/2033 •	500	430
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.850% due 02/25/2037 ~	874	748
5.970% due 02/25/2035 «•	51	48
First Horizon Alternative Mortgage Securities Trust
5.856% due 06/25/2036 ~	499	387
6.107% due 12/25/2035 ~	64	49
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~	1,000	1,008
GSR Mortgage Loan Trust
4.489% due 11/25/2035 ~	9	9
4.511% due 11/25/2035 ~	42	37
4.649% due 07/25/2035 ~	7	7
5.478% due 09/25/2035 «~	52	46
5.500% due 01/25/2037 «	25	33
6.970% due 04/25/2032 «•	19	15
HarborView Mortgage Loan Trust 7.012% due 10/19/2035 •	998	546
Hilton Orlando Trust 6.709% due 12/15/2034 •	700	694
Impac CMB Trust 6.110% due 03/25/2035 •	164	145
Impac Secured Assets Trust 5.125% due 07/25/2035 «~	68	59
IndyMac INDX Mortgage Loan Trust
4.010% due 05/25/2035 ~	561	413
5.850% due 09/25/2046 •	191	163
5.870% due 11/25/2046 •	983	893
5.950% due 07/25/2035 •	299	272
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033	700	579
JP Morgan Mortgage Trust
3.750% due 07/27/2037 ~	115	106
4.538% due 07/25/2035 ~	6	6
5.442% due 07/25/2035 «~	155	144
5.528% due 07/25/2035 «~	9	9
5.750% due 01/25/2036	21	10
Lehman Mortgage Trust 6.000% due 11/25/2036 •	257	126
Lehman XS Trust 5.920% due 08/25/2046 •	481	460

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 5.386% due 11/21/2034 ~	18	17
MASTR Asset Securitization Trust 6.000% due 06/25/2036	168	98
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.336% due 08/15/2032 •	46	43
Merrill Lynch Alternative Note Asset Trust
5.690% due 03/25/2037 •	438	108
5.870% due 03/25/2037 •	3,307	844
6.000% due 03/25/2037 «	79	28
Merrill Lynch Mortgage Investors Trust
4.326% due 04/25/2035 «~	13	12
4.347% due 05/25/2036 ~	106	95
4.903% due 02/25/2036 ~	2	2
7.299% due 02/25/2033 «•	28	25
Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036	123	54
7.035% due 06/25/2036 ~	6	6
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~	113	56
New York Mortgage Trust 5.250% due 07/25/2062 þ	442	433
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	40	21
NovaStar Mortgage Funding Trust 0.523% due 09/25/2046 •	964	338
Prime Mortgage Trust 6.000% due 06/25/2036 «	5	5
Residential Accredit Loans, Inc. Trust
5.970% due 08/25/2037 ~	31	28
6.000% due 01/25/2037	49	38
6.000% due 03/25/2037 «	124	101
Residential Funding Mortgage Securities, Inc. Trust 4.657% due 04/25/2037 ~	231	192
Sequoia Mortgage Trust
3.627% due 09/20/2046 ~	132	91
6.417% due 05/20/2034 «•	9	9
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~	900	844
Structured Adjustable Rate Mortgage Loan Trust
4.351% due 01/25/2035 ~	60	59
5.550% due 08/25/2035 «~	45	25
Structured Asset Mortgage Investments Trust 5.890% due 04/25/2036 •	53	47
SunTrust Adjustable Rate Mortgage Loan Trust 5.467% due 01/25/2037 ~	142	103
Thornburg Mortgage Securities Trust
2.848% due 03/25/2044 ~	63	62
5.243% due 12/25/2044 «~	116	108
6.815% due 06/25/2047 •	300	284
6.815% due 06/25/2047 «~	5	5
WaMu Mortgage Pass-Through Certificates Trust
3.834% due 06/25/2037 ~	180	153
4.007% due 06/25/2037 ~	60	52
4.397% due 12/25/2046 •	40	33
4.615% due 10/25/2035 ~	27	24
4.923% due 12/25/2035 ~	250	227
5.206% due 08/25/2035 «~	48	47
5.240% due 01/25/2035 ~	63	57
5.346% due 06/25/2033 «~	61	56
6.010% due 12/25/2045 •	21	21
6.012% due 02/25/2046 •	79	69
Washington Mutual Mortgage Pass-Through Certificates Trust
4.052% due 09/25/2036 ~	720	202
5.762% due 02/25/2047 •	1,033	903
5.952% due 04/25/2046 •	88	68
5.970% due 02/25/2036 ~	722	545
Wells Fargo Mortgage-Backed Securities Trust 6.132% due 09/25/2036 ~	6	5

Total Non-Agency Mortgage-Backed Securities (Cost $26,155)		24,185

ASSET-BACKED SECURITIES 30.7%
Aames Mortgage Investment Trust 6.460% due 07/25/2035 •	379	380
American Express Credit Account Master Trust 4.870% due 05/15/2028	400	403
AmeriCredit Automobile Receivables Trust
6.068% due 10/19/2026 •	421	421
6.190% due 04/19/2027	800	804
AREIT Trust 6.588% due 01/20/2037 •	536	533
Asset-Backed Securities Corp. Home Equity Loan Trust 6.280% due 06/25/2034 •	1,204	1,181
Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025	300	296

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

5.900% due 08/21/2028		300	307
BA Credit Card Trust 4.790% due 05/15/2028		400	402
Bank of America Auto Trust 5.830% due 05/15/2026		600	601
Bear Stearns Asset-Backed Securities Trust 6.520% due 08/25/2037 •		824	717
BHG Securitization Trust
5.320% due 10/17/2035		265	263
5.930% due 10/17/2035		900	896
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037		500	500
Capital One Prime Auto Receivables Trust 5.988% due 09/15/2025 •		209	209
Carmax Auto Owner Trust 6.238% due 12/15/2025 •		264	264
Carvana Auto Receivables Trust
4.600% due 07/15/2026		429	427
5.420% due 04/10/2028		400	401
5.620% due 01/10/2029		300	304
5.980% due 08/10/2026		302	302
6.410% due 09/10/2027		341	343
CBAM Ltd.
6.684% due 04/17/2031 ~		667	666
6.797% due 10/20/2029 •		270	271
Chase Funding Trust 6.110% due 08/25/2032 •		37	36
CIFC Funding Ltd. 6.757% due 07/18/2031 •		500	501
Citigroup Mortgage Loan Trust
5.660% due 05/25/2037 •		1,072	716
6.070% due 10/25/2036 •		329	193
7.250% due 05/25/2036 þ		140	73
Citizens Auto Receivables Trust
5.739% due 09/16/2024		243	243
6.130% due 07/15/2026		384	384
6.288% due 07/15/2026		384	384
Countrywide Asset-Backed Certificates Trust
5.690% due 09/25/2037 •		396	403
5.870% due 02/25/2037 ~		335	317
6.210% due 08/25/2047 •		400	382
CPS Auto Receivables Trust 6.130% due 09/15/2026		447	448
CRB Securitization Trust 6.960% due 10/20/2033		750	759
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		2,810	529
DLLAA LLC 5.930% due 07/20/2026		500	502
Dryden CLO Ltd. 6.705% due 07/15/2031 •		493	493
DT Auto Owner Trust 6.290% due 08/16/2027		592	595
EMC Mortgage Loan Trust 6.770% due 02/25/2041 «•		14	14
Encore Credit Receivables Trust 6.205% due 09/25/2035 •		38	38
Enterprise Fleet Financing LLC 3.030% due 01/20/2028		358	353
Fidelity Grand Harbour CLO DAC 6.250% due 10/15/2036	EUR	1,000	1,108
Fifth Third Auto Trust 5.800% due 11/16/2026		$500	501
First Franklin Mortgage Loan Trust
5.630% due 11/25/2036 •		155	152
5.780% due 09/25/2036 •		162	151
6.190% due 11/25/2035 •		738	681
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		500	503
Fremont Home Loan Trust
5.610% due 11/25/2036 •		463	273
5.620% due 10/25/2036 •		1,543	623
6.205% due 01/25/2035 ~		174	170
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		109	109
5.700% due 01/15/2027		473	473
6.040% due 03/15/2027		500	502
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	305
6.270% due 08/16/2027		484	486
GM Financial Automobile Leasing Trust 5.580% due 01/20/2026		900	901
Greystone Commercial Real Estate Notes Ltd. 6.656% due 09/15/2037 •		136	136
GSAA Home Equity Trust
4.895% due 03/25/2036 ~		544	88

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

5.570% due 05/25/2037 •	629	200
5.610% due 03/25/2036 •	290	99
6.110% due 04/25/2047 •	575	273
6.795% due 06/25/2036 þ	519	136
GSAMP Trust
5.570% due 12/25/2046 •	211	105
5.600% due 12/25/2046 •	1,157	619
5.700% due 01/25/2037 •	605	495
Hertz Vehicle Financing LLC
3.370% due 03/25/2025	150	149
5.490% due 06/25/2027	300	301
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026	500	502
JP Morgan Mortgage Acquisition Trust 5.680% due 10/25/2036 ~	208	204
LCCM Trust 6.676% due 12/13/2038 •	896	867
LL ABS Trust
3.760% due 11/15/2029	128	127
6.630% due 05/15/2030	117	117
LoanCore Issuer Ltd. 6.776% due 11/15/2038 •	900	881
Madison Park Funding Ltd. 6.574% due 07/23/2029 ~	1,016	1,014
Marlette Funding Trust
5.180% due 11/15/2032	143	143
5.950% due 11/15/2032	200	200
6.070% due 04/15/2033	443	443
Master Credit Card Trust 6.188% due 01/21/2027	500	502
MF1 LLC 7.506% due 06/19/2037 •	1,000	999
MF1 Ltd. 6.553% due 10/16/2036 •	397	391
Morgan Stanley ABS Capital, Inc. Trust
5.580% due 03/25/2037 •	1,919	821
6.385% due 03/25/2035 •	57	57
Morgan Stanley Dean Witter Capital, Inc. Trust 6.450% due 02/25/2033 «•	138	133
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ	369	87
Octane Receivables Trust 5.870% due 05/21/2029	509	510
Option One Mortgage Loan Trust 6.250% due 02/25/2035 ~	546	513
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	118	116
4.970% due 01/15/2030	61	60
6.060% due 03/15/2030	512	511
7.179% due 04/15/2031	408	409
Ready Capital Mortgage Financing LLC 7.908% due 10/25/2039 •	696	702
Renaissance Home Equity Loan Trust 6.570% due 09/25/2037 •	345	145
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	296	283
5.380% due 11/25/2030	284	281
7.130% due 01/26/2032	494	497
Residential Asset Securities Corp. Trust 6.050% due 06/25/2033 •	96	87
Santander Drive Auto Receivables Trust
5.870% due 03/16/2026	616	616
5.930% due 07/17/2028	500	509
6.080% due 08/17/2026	641	642
6.180% due 02/16/2027	1,038	1,041
Saranac CLO Ltd. 6.859% due 11/20/2029 ~	130	131
Securitized Asset-Backed Receivables LLC Trust
5.950% due 07/25/2036 •	758	302
6.430% due 01/25/2036 •	427	388
Soundview Home Loan Trust 6.770% due 10/25/2037 •	668	489
Specialty Underwriting & Residential Finance Trust
5.076% due 12/25/2036 •	484	462
5.770% due 06/25/2037 ~	130	75
Structured Asset Investment Loan Trust 8.620% due 08/25/2033 •	420	382
Theorem Funding Trust
1.850% due 02/15/2028	7	7
6.060% due 12/15/2028	269	268
Toyota Auto Receivables Owner Trust 5.604% due 08/15/2024	217	217
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~	900	882
Upstart Securitization Trust 5.500% due 06/20/2032	368	362

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		44	43
USAA Auto Owner Trust 5.830% due 07/15/2026		300	301
Vibrant CLO Ltd.
6.717% due 09/15/2030 •		294	293
6.797% due 07/20/2032 •		500	496
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		500	502
6.008% due 10/15/2026		500	500
6.230% due 01/15/2027		900	905

Total Asset-Backed Securities (Cost $50,568)			49,208

SOVEREIGN ISSUES 0.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	600	124
0.000% due 07/01/2024 (e)		3,600	705
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	4,870	253
4.000% due 11/30/2028 (g)		958	55

Total Sovereign Issues (Cost $1,097)			1,137

		SHARES
COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (c)		10,600	1,611

Total Common Stocks (Cost $1,563)			1,611

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 41.8%
COMMERCIAL PAPER 4.1%
Arrow Electronics, Inc.
5.850% due 01/04/2024		$250	250
5.850% due 01/16/2024		250	249
5.900% due 01/12/2024		250	249
Bank Of Nova Scotia
5.272% due 02/01/2024	CAD	800	601
5.298% due 01/16/2024		700	527
Canadian Imperial Bank of Commerce 5.229% due 01/02/2024		200	151
Conagra Foods, Inc. 5.820% due 01/11/2024		$250	249
Energy Transfer Partners LP 5.850% due 01/04/2024		250	250
Fidelity National Information Services, Inc. 5.710% due 01/16/2024		250	249
Global Payments, Inc.
6.030% due 01/05/2024		350	350
6.030% due 01/17/2024		300	299
Kinder Morgan, Inc. 5.700% due 01/22/2024		350	349
Marathon Oil Corp. 6.050% due 01/03/2024		600	599
Quanta Storage, Inc.
5.900% due 01/02/2024		250	250
5.900% due 01/17/2024		250	249
5.900% due 01/18/2024		250	249
Royal Bank of Canada 5.318% due 02/02/2024	CAD	100	75
Southern California Edison Co.
5.730% due 01/16/2024		$300	299
5.730% due 01/17/2024		350	349
Toronto-Dominion Bank 5.259% due 02/02/2024	CAD	200	150
VW Credit, Inc.
5.640% due 01/03/2024		$250	250

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

5.710% due 01/05/2024		250	250

			6,493

REPURCHASE AGREEMENTS (h) 31.3%			50,038

SHORT-TERM NOTES 0.4%
AmeriCredit Automobile Receivables Trust 5.723% due 09/18/2024		218	219
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	2,252	2
Westlake Automobile Receivables Trust 5.781% due 08/15/2024		$440	440

			661

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (e)(f)	HUF	70,000	202

U.S. TREASURY BILLS 5.9%
5.442% due 01/02/2024 - 02/15/2024 (d)(e)		$9,479	9,450

Total Short-Term Instruments (Cost $66,797)			66,844

Total Investments in Securities (Cost $197,175)			193,557

		SHARES
INVESTMENTS IN AFFILIATES 6.6%
SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short Asset Portfolio		1,070,376	10,378
PIMCO Short-Term Floating NAV Portfolio III		17,146	167

Total Short-Term Instruments (Cost $10,505)			10,545

Total Investments in Affiliates (Cost $10,505)			10,545

Total Investments 127.5% (Cost $207,680)			$204,102
Financial Derivative Instruments (i)(j) 2.4%(Cost or Premiums, net $2,486)			3,906
Other Assets and Liabilities, net (29.9)%			(47,916)

Net Assets 100.0%			$160,092

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.480%	01/02/2024	01/03/2024	$23,700	U.S. Treasury Bonds 4.000% due 11/15/2052	$(24,137)	$23,700	$23,700
FICC	2.600	12/29/2023	01/02/2024	1,038	U.S. Treasury Notes 4.875% due 11/30/2025	(1,059)	1,038	1,038
JPS	5.450	12/29/2023	01/02/2024	25,300	U.S. Treasury Bonds 1.875% due 02/15/2041	(25,790)	25,300	25,315

Total Repurchase Agreements	$(50,986)	$50,038	$50,053

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(117) at a weighted average interest rate of 5.233%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	302	$71,736	$275	$7	$0
U.S. Treasury 2-Year Note March Futures	03/2024	118	24,298	253	15	0
U.S. Treasury 10-Year Note March Futures	03/2024	136	15,353	294	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	7	935	86	0	(4)

$908	$22	$(4)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	302	$(72,091)	$(474)	$0	$(15)
Euro-Bund March Futures	03/2024	5	(757)	(23)	8	0
Euro-Buxl 30-Year Bond March Futures	03/2024	2	(313)	(25)	9	0
U.S. Treasury 5-Year Note March Futures	03/2024	33	(3,590)	(77)	0	(3)

$(599)	$17	$(18)

Total Futures Contracts	$309	$39	$(22)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.608%		$600	$11	$(5)	$6	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750		100	(1)	2	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.313		700	8	5	13	0	0

							$18	$2	$20	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 5-Year Index	1.000%	Quarterly		12/20/2028		$18,600	$242	$126	$368	$0	$(5)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$12	$11	$0	$(1)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	630,000	(5)	(49)	(54)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$11,800	(469)	41	(428)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		17,200	321	(10)	311	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		26,600	(296)	363	67	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		4,200	(318)	(26)	(344)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		4,400	66	40	106	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,500	(5)	19	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	56	149	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		6,200	45	(53)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	338	1,891	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,900	516	(124)	392	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		200	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,500	82	(135)	(53)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		300	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		200	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		200	(1)	12	11	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		200	(1)	16	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		200	(1)	17	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		200	(1)	(12)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		200	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,300	97	(101)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	0	(3)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	(2)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	(1)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,300	745	259	1,004	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,100	112	132	244	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	11	10	0	(1)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(4)	(4)	1	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(4)	(4)	1	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(4)	(4)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	7,900	(8)	154	146	6	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	200	(1)	10	9	0	(1)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		300	(1)	(11)	(12)	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	7	7	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		200	(1)	16	15	0	(2)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(6)	(6)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(7)	(8)	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		2,900	(30)	182	152	0	(32)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,300	13	(148)	(135)	37	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		$1,000	43	(13)	30	0	(4)

							$2,535	$1,044	$3,579	$104	$(52)

Total Swap Agreements							$2,795	$1,172	$3,967	$104	$(57)

Cash of $3,239 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2024	SEK	275		$26	$0	$(1)
	03/2024	CNH	914		128	0	(1)
	03/2024	IDR	2,720,921		172	0	(5)
	03/2024		$6	INR	526	0	0
	06/2024	KRW	64,801		$50	0	(1)
BPS	01/2024	DKK	2,998		442	0	(2)
	01/2024	EUR	1,168		1,274	0	(15)
	01/2024	HUF	10,421		30	0	0
	01/2024	JPY	35,300		242	0	(8)
	01/2024		$180	AUD	267	2	0
	01/2024		3	HUF	1,114	0	0
	01/2024		50	IDR	773,309	0	0
	01/2024		1,105	JPY	161,800	44	0
	01/2024		459	ZAR	8,518	6	0
	02/2024		25	TWD	798	1	0
	03/2024	CNH	22,988		$3,180	0	(65)
	03/2024		$22	INR	1,826	0	0
	03/2024		36	TWD	1,117	1	0
	06/2024	KRW	374,341		$287	0	(5)
BRC	01/2024		64,615		50	0	0
	01/2024		$50	ZAR	924	1	0
	03/2024	HKD	667		$86	0	0
	03/2024		$50	IDR	776,911	1	0
	06/2024	KRW	385,848		$296	0	(5)
BSH	01/2024	BRL	2,000		401	0	(11)
	01/2024		$384	BRL	1,900	7	0
	07/2024	BRL	2,000		$396	0	(8)
CBK	01/2024	CAD	769		559	0	(22)
	01/2024	DKK	320		47	0	(1)
	01/2024	HUF	1,751		5	0	0
	01/2024	IDR	771,427		50	0	0
	01/2024	JPY	7,900		56	0	0
	01/2024	MXN	15,416		863	0	(40)
	01/2024		$542	BRL	2,637	1	0
	01/2024	ZAR	926		$49	0	(2)
	02/2024		$930	BRL	4,772	51	0
	03/2024	CNH	934		$131	0	(1)
	03/2024		$50	IDR	771,625	0	0
	04/2024	BRL	2,664		$542	0	(2)
DUB	01/2024	KRW	64,985		50	0	0
	06/2024		417,136		320	0	(5)
GLM	01/2024	BRL	2,000		395	0	(17)
	01/2024	CAD	5,464		4,022	0	(102)
	01/2024	CHF	22		25	0	(1)
	01/2024	DKK	3,972		586	0	(3)
	01/2024	JPY	7,600		52	0	(2)
	01/2024		$206	BRL	1,000	0	0
	01/2024		214	CAD	291	5	0
	01/2024		2,106	MXN	36,940	60	0
	02/2024	BRL	8		$2	0	0
	03/2024	CNH	422		58	0	(1)
	03/2024		$149	CNH	1,079	4	0
	07/2024	BRL	1,100		$222	0	0
JPM	01/2024		1,493		309	2	0
	01/2024	CAD	200		146	0	(5)
	01/2024	HUF	46,322		132	0	(2)
	01/2024	MXN	783		45	0	(1)
	01/2024		$103	BRL	500	0	0
	01/2024		50	IDR	769,350	0	0
	02/2024	CAD	1,100		$805	0	(25)
	02/2024		$355	BRL	1,742	3	0
	02/2024		1,540	INR	128,634	2	0
	03/2024	IDR	4,788,601		$309	0	(2)
	03/2024		$155	CNH	1,096	0	0
	03/2024		6	INR	547	0	0
	04/2024		309	BRL	1,509	0	(1)
	06/2024	KRW	572,075		$440	0	(6)
	07/2024	BRL	500		101	0	(1)
MBC	01/2024	AUD	105		70	0	(2)
	01/2024	HUF	9,609		27	0	0
	01/2024		$795	ZAR	15,198	35	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

MYI	01/2024	BRL	539		$110		0	(1)
	01/2024	HUF	2,111		6		0	0
	03/2024		$50	IDR	774,825		0	0
	06/2024	KRW	300,925		$231		0	(3)
RBC	04/2024		$3	MXN	54		0	0
SCX	03/2024	IDR	788,880		$50		0	(1)
	03/2024		$14	INR	1,191		0	0
TOR	02/2024	TWD	76,005		$2,388		0	(123)
	03/2024		$1,362	IDR	21,100,228		8	0
UAG	01/2024	GBP	679		$859		0	(6)
	01/2024	MXN	2,703		153		0	(6)
	01/2024		$150	ZAR	2,868		6	0

Total Forward Foreign Currency Contracts							$240	$(511)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545%	01/16/2024	100	$0	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	100	0	0
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	100	0	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	100	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	100	(1)	(1)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	100	0	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	100	(1)	0

Total Written Options	$(19)	$(21)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,111	$(290)	$246	$0	$(44)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	ERADXULT Index	12,034	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2024	$29,538	$0	$(133)	$0	$(133)
MBC	Receive	ERADXULT Index	44,926	5.980% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024	103,354	0	4,446	4,446	0
MEI	Receive	ERADXULT Index	764	5.980% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	1,875	0	(9)	0	(9)
MYI	Receive	ERADXULT Index	7,517	5.895% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	18,451	0	(84)	0	(84)

$0	$4,220	$4,446	$(226)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	10,600	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$1,563	$0	$(42)	$0	$(42)

Total Swap Agreements	$(290)	$4,424	$4,446	$(312)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2023 (Unaudited)

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,833	$0	$11,833
Industrials	0	960	0	960
Utilities	0	202	0	202
U.S. Government Agencies	0	26,538	0	26,538
U.S. Treasury Obligations	0	11,039	0	11,039
Non-Agency Mortgage-Backed Securities	0	23,078	1,107	24,185
Asset-Backed Securities	0	49,061	147	49,208
Sovereign Issues	0	1,137	0	1,137
Common Stocks
Consumer Discretionary	1,611	0	0	1,611
Short-Term Instruments
Commercial Paper	0	6,493	0	6,493
Repurchase Agreements	0	50,038	0	50,038
Short-Term Notes	0	661	0	661
Hungary Treasury Bills	0	202	0	202
U.S. Treasury Bills	0	9,450	0	9,450

	$1,611	$190,692	$1,254	$193,557
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,545	$0	$0	$10,545

Total Investments	$12,156	$190,692	$1,254	$204,102

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	126	0	143
Over the counter	0	4,686	0	4,686

	$17	$4,812	$0	$4,829
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(79)	0	(79)
Over the counter	0	(800)	(44)	(844)

	$0	$(879)	$(44)	$(923)

Total Financial Derivative Instruments	$17	$3,933	$(44)	$3,906

Totals	$12,173	$194,625	$1,210	$208,008

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO RAE PLUS Small Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.7% ¤
CORPORATE BONDS & NOTES 7.7%
BANKING & FINANCE 6.9%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$200	$196
Bank of America Corp. 5.080% due 01/20/2027 •		1,200	1,198
Bank of America NA
5.650% due 08/18/2025		100	101
6.182% due 08/18/2025		100	100
Barclays PLC 6.224% due 05/09/2034		400	415
Citibank NA 5.488% due 12/04/2026		1,000	1,018
Credit Suisse AG 7.950% due 01/09/2025		650	665
Credit Suisse AG AT1 Claim		200	24
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		300	277
3.272% due 09/29/2025 •		200	197
5.798% due 08/10/2026		500	505
6.460% due 08/10/2026		100	100
HSBC Holdings PLC 5.887% due 08/14/2027		200	203
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		200	200
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		200	185
2.301% due 10/15/2025 •		100	98
6.070% due 10/22/2027		200	206
JPMorgan Chase Bank NA 5.110% due 12/08/2026		400	404
Morgan Stanley 5.050% due 01/28/2027 •		600	601
Morgan Stanley Bank NA 5.882% due 10/30/2026		250	257
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	10,015	1,206
Societe Generale SA 6.447% due 01/12/2027 •		$500	509
Toyota Motor Credit Corp. 5.920% due 08/22/2024		400	400
Wells Fargo & Co.
2.393% due 06/02/2028 •		100	92
3.196% due 06/17/2027 •		200	191
Wells Fargo Bank NA
5.550% due 08/01/2025		500	505
6.188% due 08/01/2025		200	201

			10,054

INDUSTRIALS 0.8%
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	111
CVS Pass-Through Trust 6.943% due 01/10/2030		$128	131
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		150	150
Hyundai Capital America 6.539% due 08/04/2025		400	400
Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		200	202
6.349% due 09/12/2025		200	200

			1,194

Total Corporate Bonds & Notes (Cost $11,326)			11,248

U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
0.398% due 03/25/2041 ~(a)		598	50
1.248% due 03/25/2036 ~(a)		203	17
2.242% due 01/25/2031 ~(a)		468	37
4.752% due 12/25/2036 •		11	12

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

5.802% due 07/25/2037 •		7	7
5.802% due 09/25/2042 ~		5	5
5.832% due 07/25/2037 •		12	12
5.852% due 09/25/2035 •		26	26
5.862% due 09/25/2035 ~		58	57
6.172% due 06/25/2037 •		111	111
Freddie Mac
1.017% due 07/15/2036 •(a)		327	31
1.247% due 04/15/2036 ~(a)		43	3
3.000% due 09/01/2032		372	357
5.000% due 04/15/2041		303	304
5.500% due 03/15/2034		78	79
5.833% due 03/15/2037 •		115	113
6.153% due 08/15/2037 •		163	162
6.163% due 10/15/2037 ~		27	27
6.173% due 05/15/2037 ~		89	89
6.173% due 09/15/2037 •		96	96
Ginnie Mae 4.869% due 04/20/2068 •		362	359
U.S. Small Business Administration 4.430% due 05/01/2029		16	15
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		98	95
4.500% due 12/01/2053		299	290
5.000% due 08/01/2053		1,874	1,868
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2054		2,500	2,425
5.000% due 02/01/2054		2,600	2,574
5.500% due 02/01/2054		5,100	5,123
6.000% due 02/01/2054		4,600	4,671
6.500% due 02/01/2054		7,500	7,685

Total U.S. Government Agencies (Cost $26,718)			26,700

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024		2,851	2,802
0.125% due 10/15/2024		1,799	1,760
0.125% due 04/15/2025		357	344
0.250% due 01/15/2025 (i)		2,338	2,270
U.S. Treasury Notes
0.375% due 09/30/2027		100	88
0.625% due 11/30/2027		200	176
0.750% due 01/31/2028		300	265

Total U.S. Treasury Obligations (Cost $7,716)			7,705

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.7%
Adjustable Rate Mortgage Trust 4.923% due 01/25/2036 ~		446	350
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		119	84
Avon Finance 6.087% due 12/28/2049	GBP	600	763
Banc of America Funding Trust
5.892% due 04/20/2047 •		$14	11
6.496% due 09/20/2034 «~		1	1
Banc of America Mortgage Trust
4.167% due 02/25/2034 «~		9	9
5.033% due 01/25/2035 ~		10	10
5.361% due 05/25/2033 «~		1	0
Bear Stearns Adjustable Rate Mortgage Trust
4.695% due 11/25/2034 ~		6	6
4.746% due 07/25/2034 ~		24	22
4.828% due 04/25/2033 «~		4	4
4.924% due 01/25/2035 ~		1	1
5.224% due 11/25/2034 «~		1	1
6.055% due 08/25/2033 ~		11	10
6.151% due 01/25/2033 «~		116	110
6.340% due 02/25/2033 «~		1	1
7.660% due 02/25/2036 •		6	6
Bear Stearns ALT-A Trust
4.097% due 11/25/2035 ~		201	176
4.795% due 10/25/2035 ~		189	159
5.810% due 12/25/2046 •		16	14
5.970% due 01/25/2036 ~		20	19
BX Commercial Mortgage Trust 7.202% due 01/17/2039 ~		1,000	977
Chase Mortgage Finance Trust
4.371% due 09/25/2036 ~		40	33
4.770% due 12/25/2035 ~		20	18
6.000% due 11/25/2036		113	47
6.000% due 12/25/2036 «		59	26
ChaseFlex Trust 6.070% due 07/25/2037 •		174	145

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

Citigroup Mortgage Loan Trust
4.523% due 09/25/2037 ~		167	147
5.891% due 08/25/2035 «~		3	3
6.170% due 09/25/2062 þ		995	999
Countrywide Alternative Loan Trust
5.500% due 07/25/2035 «		1	1
5.500% due 11/25/2035		19	12
5.850% due 09/25/2046 •		208	193
5.870% due 08/25/2037 «•		43	27
5.932% due 05/20/2046 ~		14	12
6.012% due 12/25/2035 •		24	21
6.030% due 02/25/2037 •		86	69
6.072% due 11/20/2035 •		16	14
6.110% due 11/25/2035 •		875	698
6.112% due 12/20/2035 •		175	157
6.250% due 08/25/2036		520	309
6.412% due 08/25/2035 •		10	9
6.492% due 01/25/2036 •		49	45
Countrywide Home Loan Mortgage Pass-Through Trust
4.765% due 11/25/2034 ~		46	41
5.003% due 02/20/2035 ~		1	1
5.800% due 02/25/2035 •		16	14
6.037% due 10/20/2034 ~		39	38
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		891	710
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037 «		67	35
Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037		1,300	1,200
3.090% due 12/26/2059 ~		309	309
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.130% due 02/25/2036 •		541	524
6.220% due 10/25/2047 •		780	557
Eurohome U.K. Mortgages PLC 5.490% due 06/15/2044 •	GBP	44	55
GS Mortgage Securities Corp. Trust
6.593% due 07/15/2025 •		$878	872
8.762% due 08/15/2039 ~		1,300	1,311
GSR Mortgage Loan Trust
4.489% due 11/25/2035 ~		7	7
5.500% due 01/25/2037 «		24	32
6.000% due 02/25/2036		1,014	446
6.000% due 07/25/2037 «		3	2
6.000% due 07/25/2037		268	174
HarborView Mortgage Loan Trust
4.041% due 06/19/2036 ~		244	126
5.810% due 12/19/2036 •		21	20
5.910% due 05/19/2035 •		807	732
5.950% due 06/19/2035 •		165	156
5.950% due 12/19/2036 •		496	465
Hilton Orlando Trust 6.709% due 12/15/2034 •		1,000	992
IndyMac INDX Mortgage Loan Trust
3.681% due 06/25/2036 ~		506	439
5.830% due 02/25/2037 •		288	266
6.110% due 07/25/2045 •		14	11
InTown Mortgage Trust 8.648% due 08/15/2039 •		1,200	1,209
JP Morgan Alternative Loan Trust 3.843% due 05/25/2036 ~		249	138
JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033		900	744
6.859% due 12/15/2031 •		127	104
JP Morgan Mortgage Trust
4.136% due 10/25/2036 ~		114	84
4.406% due 10/25/2036 ~		16	12
4.661% due 04/25/2037 «~		15	11
5.442% due 07/25/2035 «~		82	76
5.528% due 07/25/2035 «~		2	2
5.750% due 01/25/2036		9	4
Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ		711	699
1.991% due 09/25/2060 ~		45	45
Lehman XS Trust
5.970% due 08/25/2037 •		208	192
7.170% due 09/25/2047 •		202	176
Luminent Mortgage Trust 6.190% due 04/25/2036 •		128	107
MASTR Adjustable Rate Mortgages Trust
3.016% due 07/25/2035 ~		36	31
4.291% due 10/25/2033 ~		177	143
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.916% due 12/15/2030 •		4	3
Merrill Lynch Alternative Note Asset Trust
5.870% due 03/25/2037 •		1,765	450
6.070% due 03/25/2037 •		360	89

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

Merrill Lynch Mortgage Investors Trust
4.751% due 09/25/2035 ~	98	79
4.756% due 05/25/2033 ~	13	13
Morgan Stanley Mortgage Loan Trust 7.035% due 06/25/2036 ~	6	6
Morgan Stanley Re-REMIC Trust
2.278% due 02/26/2037 ~	97	85
5.250% due 05/26/2037 ~	89	44
Mortgage Equity Conversion Asset Trust 5.340% due 05/25/2042 •	294	282
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~	199	186
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	11	6
PHH Alternative Mortgage Trust 5.790% due 02/25/2037 •	654	483
Prime Mortgage Trust 6.000% due 06/25/2036 «	4	4
Residential Accredit Loans, Inc. Trust
5.770% due 02/25/2037 •	244	220
5.830% due 07/25/2036 •	910	367
5.840% due 08/25/2036 •	434	398
6.000% due 08/25/2036	52	43
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~	860	807
Structured Adjustable Rate Mortgage Loan Trust
4.046% due 11/25/2035 ~	187	169
5.770% due 08/25/2036 •	138	110
6.412% due 01/25/2035 •	4	4
6.478% due 02/25/2034 ~	2	2
Structured Asset Mortgage Investments Trust
5.930% due 02/25/2036 •	180	153
6.030% due 02/25/2036 •	2	2
6.170% due 02/19/2035 «•	8	7
Thornburg Mortgage Securities Trust
6.815% due 06/25/2047 •	298	254
6.815% due 06/25/2047 «~	1	0
WaMu Mortgage Pass-Through Certificates Trust
3.704% due 02/25/2037 ~	69	58
4.007% due 06/25/2037 ~	35	31
4.185% due 12/25/2046 ~	55	47
5.822% due 07/25/2047 •	134	107
5.892% due 10/25/2046 •	1,480	1,234
6.030% due 11/25/2045 •	17	15
6.512% due 10/25/2046 ~	18	16
Washington Mutual Mortgage Pass-Through Certificates Trust
5.762% due 02/25/2047 •	591	517
Wells Fargo Alternative Loan Trust
5.332% due 07/25/2037 ~	11	10
6.250% due 07/25/2037	352	299
Wells Fargo Mortgage-Backed Securities Trust 6.355% due 12/25/2036 ~	75	73

Total Non-Agency Mortgage-Backed Securities (Cost $27,016)		25,704

ASSET-BACKED SECURITIES 27.7%
ACE Securities Corp. Home Equity Loan Trust 5.590% due 10/25/2036 •	2	1
American Express Credit Account Master Trust 4.870% due 05/15/2028	400	403
AmeriCredit Automobile Receivables Trust
6.068% due 10/19/2026 •	350	351
6.190% due 04/19/2027	700	703
Arbor Realty Commercial Real Estate Notes Ltd. 6.788% due 01/15/2037 •	600	591
AREIT Trust 6.588% due 01/20/2037 •	715	711
Argent Securities Trust 5.580% due 09/25/2036 ~	310	100
Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025	300	296
5.900% due 08/21/2028	300	307
BA Credit Card Trust
4.790% due 05/15/2028	400	402
4.980% due 11/15/2028	700	709
Bank of America Auto Trust 5.830% due 05/15/2026	500	501
Bear Stearns Asset-Backed Securities Trust 5.710% due 06/25/2047 •	150	149
BHG Securitization Trust
5.320% due 10/17/2035	353	350
5.930% due 10/17/2035	1,200	1,194
Carmax Auto Owner Trust 6.238% due 12/15/2025 •	264	264
Carvana Auto Receivables Trust
4.600% due 07/15/2026	429	427

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

5.620% due 01/10/2029	300	304
6.410% due 09/10/2027	256	257
Citigroup Mortgage Loan Trust
5.650% due 01/25/2037 ~	1,532	1,063
5.670% due 05/25/2037 ~	903	592
5.770% due 12/25/2036 •	1,360	543
Citizens Auto Receivables Trust
5.739% due 09/16/2024	208	208
6.090% due 10/15/2026	200	201
6.130% due 07/15/2026	576	577
Countrywide Asset-Backed Certificates Trust
5.870% due 02/25/2037 ~	208	196
6.010% due 03/25/2036 •	319	278
6.070% due 06/25/2036 •	37	37
DLLAA LLC 5.930% due 07/20/2026	500	502
DT Auto Owner Trust 6.290% due 08/16/2027	518	520
Enterprise Fleet Financing LLC 3.030% due 01/20/2028	307	302
Exeter Automobile Receivables Trust 5.610% due 06/16/2025	116	116
Fifth Third Auto Trust 5.800% due 11/16/2026	400	401
Fremont Home Loan Trust 6.130% due 01/25/2036 •	218	206
GM Financial Consumer Automobile Receivables Trust 5.938% due 09/16/2025 •	265	265
Greystone Commercial Real Estate Notes Ltd. 6.656% due 09/15/2037 •	170	169
GSAA Home Equity Trust 5.710% due 06/25/2036 •	262	53
GSAMP Trust
5.520% due 12/25/2046 •	610	302
5.640% due 12/25/2036 ~	1,272	600
Hertz Vehicle Financing LLC 5.490% due 06/25/2027	300	301
Home Equity Mortgage Loan Asset-Backed Trust 5.680% due 04/25/2037 •	109	75
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026	400	401
HSI Asset Securitization Corp. Trust
5.690% due 12/25/2036 •	3,613	963
5.830% due 04/25/2037 •	649	404
JP Morgan Mortgage Acquisition Trust 5.770% due 07/25/2036 ~	255	108
LCCM Trust 6.676% due 12/13/2038 •	1,194	1,156
Long Beach Mortgage Loan Trust
5.770% due 05/25/2036 •	220	119
6.010% due 05/25/2046 ~	1,482	449
6.445% due 04/25/2035 •	262	258
M360 Ltd. 6.971% due 11/22/2038 •	1,059	1,044
Marlette Funding Trust
5.180% due 11/15/2032	191	190
5.950% due 11/15/2032	300	300
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •	34	34
Master Credit Card Trust 6.188% due 01/21/2027	500	502
MASTR Asset-Backed Securities Trust
5.790% due 10/25/2036 •	1,176	586
5.950% due 03/25/2036 •	172	106
MFA Trust 2.363% due 03/25/2060 þ	170	168
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 01/25/2037 •	967	430
5.600% due 02/25/2037 ~	1,185	524
5.605% due 11/25/2036 •	1,740	1,152
5.680% due 01/25/2037 •	883	393
5.750% due 08/25/2036 ~	1,628	843
Morgan Stanley Dean Witter Capital, Inc. Trust 6.450% due 02/25/2033 «•	122	118
Morgan Stanley Mortgage Loan Trust
5.810% due 11/25/2036 ~	128	36
6.190% due 04/25/2037 •	142	40
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.130% due 10/25/2036 •	635	142
NovaStar Mortgage Funding Trust 5.790% due 10/25/2036 •	881	463
Octane Receivables Trust 5.870% due 05/21/2029	509	510
Oportun Issuance Trust 5.940% due 10/09/2029	54	54

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

Ownit Mortgage Loan Trust 6.370% due 10/25/2036 •		118	112
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		91	91
6.060% due 03/15/2030		731	730
PRET LLC
2.240% due 09/27/2060 þ		229	230
5.240% due 04/25/2052 þ		342	336
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		1,602	559
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		296	283
5.380% due 11/25/2030		397	394
7.130% due 01/26/2032		494	497
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		500	509
6.080% due 08/17/2026		481	482
6.180% due 02/16/2027		849	852
Securitized Asset-Backed Receivables LLC Trust
5.630% due 08/25/2036 •		962	313
5.950% due 07/25/2036 •		465	185
6.430% due 01/25/2036 •		543	494
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		187	187
Soundview Home Loan Trust
5.550% due 06/25/2037 •		225	148
5.730% due 02/25/2037 •		546	154
6.370% due 10/25/2037 •		1,256	987
Structured Asset Securities Corp. Mortgage Loan Trust 5.810% due 12/25/2036 •		41	40
Theorem Funding Trust
1.850% due 02/15/2028		10	10
6.060% due 12/15/2028		345	344
TIAA CLO Ltd. 7.377% due 01/20/2032 •		1,000	996
Toyota Auto Receivables Owner Trust 5.604% due 08/15/2024		169	169
Tricolor Auto Securitization Trust 6.480% due 08/17/2026		318	318
Trillium Credit Card Trust 6.241% due 08/26/2028		600	602
Upstart Securitization Trust 5.500% due 06/20/2032		507	497
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		88	86
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		400	401
6.008% due 10/15/2026		400	400
6.230% due 01/15/2027		800	805
World Omni Auto Receivables Trust 5.570% due 12/15/2026		900	902

Total Asset-Backed Securities (Cost $42,952)			40,133

SOVEREIGN ISSUES 0.6%
Argentina Treasury Bond BONCER 4.000% due 10/14/2024	ARS	886	1
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (d)	BRL	3,100	607
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	3,433	179
4.000% due 11/30/2028 (f)		479	28

Total Sovereign Issues (Cost $789)			815

		SHARES
COMMON STOCKS 1.8%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (b)		9,400	1,428

INFORMATION TECHNOLOGY 0.8%
Advanced Micro Devices, Inc. (b)		1,154	170
Apple, Inc.		2,316	446
Intel Corp.		2,850	144

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

Microsoft Corp.		1,128	424

			1,184

Total Common Stocks (Cost $2,500)			2,612

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 44.5%
COMMERCIAL PAPER 4.0%
Arrow Electronics, Inc. 5.850% due 01/10/2024		$250	249
Bacardi-Martini BV 5.950% due 01/23/2024		250	249
Bank Of Nova Scotia
5.272% due 02/01/2024	CAD	600	450
5.298% due 01/16/2024		600	452
Canadian Imperial Bank of Commerce 5.229% due 01/02/2024		100	75
Conagra Foods, Inc. 5.820% due 01/11/2024		$250	249
Constellation Energy Generation LLC 5.750% due 02/12/2024		300	298
Energy Transfer Partners LP 5.850% due 01/04/2024		250	250
ERAC USA Finance LLC 5.600% due 01/03/2024		250	250
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		250	250
5.700% due 01/16/2024		250	249
Global Payments, Inc. 6.030% due 01/05/2024		650	649
Intercontinental Exchange, Inc. 5.600% due 01/02/2024		250	250
Kinder Morgan, Inc. 5.700% due 01/22/2024		250	249
L3Harris Technologies, Inc. 5.770% due 02/20/2024		400	397
Marathon Oil Corp. 6.050% due 01/03/2024		550	550
Royal Bank of Canada 5.318% due 02/02/2024	CAD	100	75
Southern California Edison Co.
5.700% due 01/08/2024		$250	250
5.730% due 01/17/2024		250	249
Toronto-Dominion Bank 5.259% due 02/02/2024	CAD	100	75

			5,765

REPURCHASE AGREEMENTS (g) 35.6%			51,568

SHORT-TERM NOTES 0.4%
AmeriCredit Automobile Receivables Trust 5.723% due 09/18/2024		$191	191
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	9,401	10
Westlake Automobile Receivables Trust 5.781% due 08/15/2024		$367	367

			568

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (d)(e)	HUF	66,000	190

U.S. TREASURY BILLS 4.4%
5.433% due 01/16/2024 - 03/21/2024 (c)(d)		$6,353	6,321

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $64,378)		64,412

Total Investments in Securities (Cost $183,395)		179,329

	SHARES
INVESTMENTS IN AFFILIATES 8.4%
SHORT-TERM INSTRUMENTS 8.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short Asset Portfolio	778,124	7,545
PIMCO Short-Term Floating NAV Portfolio III	484,927	4,717

Total Short-Term Instruments (Cost $12,232)		12,262

Total Investments in Affiliates (Cost $12,232)		12,262

Total Investments 132.1% (Cost $195,627)		$191,591
Financial Derivative Instruments (h)(j) 2.9%(Cost or Premiums, net $1,427)		4,181
Other Assets and Liabilities, net (35.0)%		(50,728)

Net Assets 100.0%		$145,044

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.420%	12/29/2023	01/02/2024	$26,900	U.S. Treasury Bonds 2.000% due 11/15/2041	$(27,418)	$26,900	$26,916
5.480	01/02/2024	01/03/2024	100	U.S. Treasury Bonds 2.750% due 08/15/2042	(103)	100	100
5.510	01/02/2024	01/03/2024	23,900	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	(24,383)	23,900	23,900
FICC	2.600	12/29/2023	01/02/2024	668	U.S. Treasury Notes 4.875% due 11/30/2025	(681)	668	668

Total Repurchase Agreements	$(52,585)	$51,568	$51,584

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	257	$61,047	$234	$7	$0
E-Mini Russell 2000 Index March Futures	03/2024	6	614	44	0	(9)
U.S. Treasury 2-Year Note March Futures	03/2024	51	10,502	100	6	0
U.S. Treasury 5-Year Note March Futures	03/2024	11	1,197	27	1	0
U.S. Treasury 10-Year Note March Futures	03/2024	65	7,338	18	0	0

$423	$14	$(9)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	257	$(61,349)	$(403)	$0	$(13)
Euro-Bobl March Futures	03/2024	10	(1,317)	(22)	5	0
Euro-Bund March Futures	03/2024	9	(1,363)	(41)	14	0
Euro-Buxl 30-Year Bond March Futures	03/2024	2	(313)	(25)	9	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	2	(267)	(23)	1	0

$(514)	$29	$(13)

Total Futures Contracts	$(91)	$43	$(22)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.289%		$100	$1	$0	$1	$0	$0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345		200	28	1	29	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.237	EUR	400	(25)	27	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451		$100	0	1	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933	EUR	100	(1)	1	0	0	0

							$3	$30	$33	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	550,000	$(4)	$(43)	$(47)	$2	$0
Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024		$25,700	4	(954)	(950)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		22,700	359	52	411	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		22,400	(249)	306	57	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		7,800	(590)	(50)	(640)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		5,400	57	73	130	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		5,600	(20)	74	54	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		4,100	93	72	165	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,800	35	(41)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,300	1,813	251	2,064	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		5,100	333	(80)	253	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		500	(2)	17	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		300	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		200	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		100	0	6	6	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		100	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		100	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		100	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		200	(4)	5	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	(1)	(2)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,200	116	139	255	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	10	9	0	(1)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(3)	(3)	1	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(4)	(4)	1	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(4)	(4)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	6,800	(7)	133	126	6	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	7	7	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		200	(1)	16	15	0	(2)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(5)	(6)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(7)	(8)	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		2,900	(28)	180	152	0	(33)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,300	13	(148)	(135)	37	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		$900	24	3	27	0	(4)

							$1,929	$52	$1,981	$87	$(60)

Total Swap Agreements							$1,932	$82	$2,014	$87	$(60)

(i)	Securities with an aggregate market value of $536 and cash of $2,041 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	03/2024	IDR	2,289,150		$145	$0	$(4)
	03/2024		$5	INR	463	0	0
	06/2024	KRW	64,801		$50	0	(1)
BPS	01/2024	DKK	3,419		504	0	(2)
	01/2024	EUR	244		266	0	(3)
	01/2024	HUF	11,088		32	0	0
	01/2024		$5	HUF	1,588	0	0
	01/2024		50	IDR	773,309	0	0
	01/2024		711	JPY	104,700	32	0
	01/2024		358	ZAR	6,644	4	0
	02/2024		10	TWD	317	0	0
	03/2024	CNH	19,340		$2,675	0	(55)
	03/2024	TWD	1,866		60	0	(2)
	03/2024		$19	INR	1,608	0	0
	06/2024	KRW	340,749		$261	0	(5)
BRC	01/2024		64,615		50	0	0
	01/2024	MXN	694		40	0	(1)
	01/2024		$50	ZAR	924	1	0
	03/2024		50	IDR	776,911	1	0
	06/2024	KRW	351,224		$269	0	(5)
BSH	01/2024	BRL	2,000		401	0	(11)
	01/2024		$344	BRL	1,700	6	0
	07/2024	BRL	1,800		$357	0	(7)
CBK	01/2024	AUD	91		61	0	(2)
	01/2024	BRL	2,206		453	0	(1)
	01/2024	CAD	791		578	0	(20)
	01/2024	HUF	9,783		28	0	0
	01/2024	IDR	771,427		50	0	0
	01/2024	MXN	11,266		632	0	(29)
	01/2024		$150	AUD	223	2	0
	01/2024		80	ZAR	1,468	0	0
	01/2024	ZAR	926		$49	0	(1)
	03/2024	CNH	464		65	0	(1)
	03/2024		$50	IDR	771,625	0	0
	04/2024		453	BRL	2,229	2	0
	06/2024	KRW	122,395		$95	0	0
DUB	06/2024		353,231		271	0	(4)
GLM	01/2024	BRL	1,000		197	0	(9)
	01/2024	CAD	4,577		3,369	0	(85)
	01/2024	DKK	4,529		668	0	(3)
	01/2024	JPY	7,600		52	0	(2)
	01/2024		$959	BRL	4,829	35	0
	01/2024		1,694	MXN	29,714	48	0
	03/2024	CNH	1,852		$260	0	(2)
	03/2024		$71	CNH	514	2	0
	07/2024	BRL	900		$182	0	0
JPM	01/2024		1,536		318	2	0
	01/2024	CAD	100		73	0	(2)
	01/2024	HUF	41,073		117	0	(1)
	01/2024		$131	BRL	640	1	0
	01/2024		50	IDR	769,350	0	0
	02/2024	CAD	800		$586	0	(18)
	02/2024		$310	BRL	1,519	3	0
	02/2024		1,311	INR	109,496	2	0
	03/2024	IDR	3,991,983		$257	0	(2)
	03/2024	TWD	3,798		123	0	(3)
	03/2024		$59	CNH	415	0	0
	03/2024		73	IDR	1,131,909	1	0
	03/2024		81	INR	6,737	0	0
	04/2024		318	BRL	1,551	0	(1)
	06/2024	KRW	339,180		$261	0	(3)
	07/2024	BRL	400		80	0	0
MBC	01/2024	CAD	109		81	0	(1)
	01/2024	EUR	70		77	0	0
	01/2024	HUF	2,675		8	0	0
	01/2024		$730	ZAR	13,952	32	0
	03/2024	CNH	316		$44	0	0
MYI	01/2024	BRL	421		86	0	(1)
	01/2024	HUF	2,111		6	0	0
	03/2024		$50	IDR	774,825	0	0
	06/2024	KRW	269,441		$207	0	(3)
RBC	01/2024		$104	MXN	1,779	1	0
	04/2024		2		43	0	0
SCX	03/2024	IDR	788,880		$50	0	(1)
	03/2024		$60	INR	5,063	0	0
	06/2024	KRW	181,125		$139	0	(2)
TOR	02/2024	TWD	63,338		1,990	0	(103)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

	03/2024		$1,160	IDR	17,974,268		7	0
UAG	01/2024	GBP	645		$816		0	(6)
	01/2024	MXN	888		50		0	(2)
	01/2024		$100	ZAR	1,912		4	0

Total Forward Foreign Currency Contracts							$186	$(404)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494%	01/08/2024	$100	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	100	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	100	0	0
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	100	0	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	100	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	100	(1)	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	100	(1)	(1)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	3.744		01/18/2024	100	(1)		0

Total Written Options									$(19)		$(21)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046	$1,876	$(486)	$412	$0	$(74)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	ERAUSST Index	392	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	$2,441	$0	$(9)	$0	$(9)
JPM	Receive	ERAUSST Index	8,767	5.580% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/21/2024	49,721	0	3,588	3,588	0
	Receive	ERAUSST Index	3,380	5.650% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/21/2024	19,326	0	1,238	1,238	0
MYI	Receive	ERAUSST Index	4,432	5.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	27,600	0	(113)	0	(113)
UAG	Receive	ERAUSST Index	2,371	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	14,765	0	(59)	0	(59)
	Receive	ERAUSST Index	3,884	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/24/2024	24,187	0	(96)	0	(96)

								$0	$4,549	$4,826	$(277)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	9,400	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$1,386	$0	$(38)	$0	$(38)
FAR	Pay	Advanced Micro Devices, Inc.	1,154	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	135	0	(35)	0	(35)
	Pay	Apple, Inc.	2,316	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	445	0	1	1	0
	Pay	Intel Corp.	2,850	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	118	0	(25)	0	(25)
	Pay	Microsoft Corp.	1,128	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	416	0	(6)	0	(6)

								$0	$(103)	$1	$(104)

Total Swap Agreements								$(486)	$4,858	$4,827	$(455)

(1)								Notional Amount represents the number of contracts.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,054	$0	$10,054
Industrials	0	1,194	0	1,194
U.S. Government Agencies	0	26,700	0	26,700
U.S. Treasury Obligations	0	7,705	0	7,705
Non-Agency Mortgage-Backed Securities	0	25,352	352	25,704
Asset-Backed Securities	0	40,015	118	40,133
Sovereign Issues	0	815	0	815
Common Stocks
Consumer Discretionary	1,428	0	0	1,428
Information Technology	1,184	0	0	1,184
Short-Term Instruments
Commercial Paper	0	5,765	0	5,765
Repurchase Agreements	0	51,568	0	51,568
Short-Term Notes	0	568	0	568
Hungary Treasury Bills	0	190	0	190
U.S. Treasury Bills	0	6,321	0	6,321

	$2,612	$176,247	$470	$179,329
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,262	$0	$0	$12,262

Total Investments	$14,874	$176,247	$470	$191,591

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	102	0	130
Over the counter	0	5,013	0	5,013

	$28	$5,115	$0	$5,143
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(73)	0	(82)
Over the counter	0	(806)	(74)	(880)

	$(9)	$(879)	$(74)	$(962)

Total Financial Derivative Instruments	$19	$4,236	$(74)	$4,181

Totals	$14,893	$180,483	$396	$195,772

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.2% ¤
CORPORATE BONDS & NOTES 13.7%
BANKING & FINANCE 9.6%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$700	$687
Ally Financial, Inc. 5.800% due 05/01/2025		200	200
American Honda Finance Corp. 5.000% due 05/23/2025		1,100	1,104
American Tower Corp. 3.800% due 08/15/2029		1,686	1,602
Aviation Capital Group LLC 4.375% due 01/30/2024		120	120
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		567	503
Bank of America Corp.
3.974% due 02/07/2030 •		1,446	1,370
5.933% due 09/15/2027		1,000	1,021
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	802
Bank of America NA
5.650% due 08/18/2025		2,000	2,025
6.182% due 08/18/2025		1,000	1,003
Barclays PLC 4.972% due 05/16/2029 •		800	786
Citibank NA
5.488% due 12/04/2026		700	713
5.864% due 09/29/2025		3,600	3,661
Credit Suisse AG AT1 Claim		2,612	314
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	400	423
3.547% due 09/18/2031 •		$2,000	1,756
Discover Bank 4.650% due 09/13/2028		1,544	1,471
Equinix, Inc. 1.550% due 03/15/2028		700	615
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	637
Ford Motor Credit Co. LLC 5.584% due 03/18/2024		$200	200
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		600	590
4.223% due 05/01/2029 •		1,446	1,400
5.798% due 08/10/2026		2,300	2,323
6.460% due 08/10/2026		500	500
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	404
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	516
2.999% due 03/10/2026 •		3,200	3,104
4.292% due 09/12/2026 •		400	392
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		900	902
JPMorgan Chase & Co.
1.040% due 02/04/2027		400	368
1.578% due 04/22/2027 •		600	554
3.782% due 02/01/2028 •		200	193
6.070% due 10/22/2027		600	617
JPMorgan Chase Bank NA 5.110% due 12/08/2026		2,100	2,120
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		1,678	1,622
Morgan Stanley
1.512% due 07/20/2027		1,200	1,097
2.188% due 04/28/2026		900	865
Morgan Stanley Bank NA 5.882% due 10/30/2026		1,300	1,337
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	5,638	681
Nykredit Realkredit AS 1.500% due 10/01/2053		28,499	3,433
Realkredit Danmark AS 1.500% due 10/01/2053		8,742	1,054
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		$1,678	1,529

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Toyota Motor Credit Corp. 5.920% due 08/22/2024		1,500	1,502
UBS AG 5.125% due 05/15/2024 (h)		2,300	2,284
UBS Group AG
3.750% due 03/26/2025		1,000	980
4.751% due 05/12/2028 •		1,000	985
Wells Fargo & Co.
0.625% due 08/14/2030	EUR	1,200	1,098
2.406% due 10/30/2025 •		$300	292
Wells Fargo Bank NA
5.550% due 08/01/2025		2,300	2,325
6.188% due 08/01/2025		1,200	1,204

			57,284

INDUSTRIALS 3.5%
Bacardi Ltd. 2.750% due 07/15/2026		100	94
Broadcom, Inc. 3.469% due 04/15/2034		300	261
Charter Communications Operating LLC
4.908% due 07/23/2025		2,148	2,129
7.289% (US0003M + 1.650%) due 02/01/2024 ~		2,108	2,108
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	662
DAE Funding LLC
1.625% due 02/15/2024		900	895
2.625% due 03/20/2025		400	384
3.375% due 03/20/2028		500	461
Dell International LLC 4.900% due 10/01/2026		100	100
Hyundai Capital America 6.539% due 08/04/2025		1,600	1,600
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		1,100	1,081
Imperial Brands Finance PLC
3.125% due 07/26/2024		2,588	2,546
3.500% due 07/26/2026		200	191
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,625	1,740
MPLX LP 2.650% due 08/15/2030		$800	691
Nakilat, Inc. 6.067% due 12/31/2033		780	806
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,500	1,445
4.345% due 09/17/2027		1,800	1,723
4.810% due 09/17/2030		800	748
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		800	729
T-Mobile USA, Inc.
2.700% due 03/15/2032		300	256
3.375% due 04/15/2029		500	465

			21,115

UTILITIES 0.6%
Edison International 5.750% due 06/15/2027		542	554
Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	456
4.550% due 07/01/2030		800	763
Southern Co. Gas Capital Corp. 1.750% due 01/15/2031		1,900	1,555

			3,328

Total Corporate Bonds & Notes (Cost $85,372)			81,727

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.398% due 03/25/2041 ~(a)		1,339	112
1.248% due 03/25/2036 ~(a)		456	38
4.752% due 12/25/2036 •		25	28
Freddie Mac
1.017% due 07/15/2036 •(a)		733	69
1.247% due 04/15/2036 ~(a)		96	7
3.000% due 09/01/2032		1,674	1,604
4.000% due 01/01/2048 - 03/01/2049		1,108	1,068
Ginnie Mae
2.750% due 11/20/2044 •		274	272
4.869% due 04/20/2068 •		811	803

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Uniform Mortgage-Backed Security
3.000% due 01/01/2027		391	381
3.500% due 06/01/2045 - 04/01/2048		7,422	6,923
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2054		14,300	13,872
5.000% due 01/01/2054 - 02/01/2054		20,900	20,682
5.500% due 02/01/2054		14,900	14,967
6.000% due 02/01/2054		20,400	20,715
6.500% due 02/01/2054		16,900	17,318

Total U.S. Government Agencies (Cost $99,183)			98,859

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024 (k)(m)		13,346	13,118
0.125% due 10/15/2024 (k)(m)		8,514	8,329
0.125% due 04/15/2025 (k)(m)		1,429	1,379
0.250% due 01/15/2025 (k)(m)		9,872	9,583
0.625% due 07/15/2032 (m)		9,001	8,229
1.125% due 01/15/2033 (m)		1,239	1,173

Total U.S. Treasury Obligations (Cost $42,268)			41,811

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.7%
Adjustable Rate Mortgage Trust
4.820% due 09/25/2035 ~		8	7
4.923% due 01/25/2036 ~		999	784
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		266	189
Avon Finance 6.087% due 12/28/2049	GBP	2,500	3,180
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032		$1,000	664
Banc of America Funding Trust
5.892% due 04/20/2047 •		32	25
6.496% due 09/20/2034 «~		3	3
BCAP LLC Trust 5.250% due 04/26/2037		49	28
Bear Stearns Adjustable Rate Mortgage Trust
4.746% due 07/25/2034 ~		53	49
4.828% due 04/25/2033 «~		10	10
4.924% due 01/25/2035 ~		2	2
5.453% due 02/25/2034 ~		3	3
6.055% due 08/25/2033 ~		25	23
6.151% due 01/25/2033 «~		260	246
6.340% due 02/25/2033 «~		1	1
Bear Stearns ALT-A Trust
4.488% due 05/25/2035 ~		18	17
5.970% due 01/25/2036 ~		45	42
BX Trust 6.111% due 04/15/2039 •		998	970
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 «		1,675	1,480
3.500% due 06/25/2062		3,102	2,812
CIM Trust
5.000% due 05/25/2062		1,939	1,923
6.639% due 12/25/2067 þ		652	658
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		2,804	2,817
6.277% due 09/25/2035 •		1	1
Colony Mortgage Capital Ltd. 6.953% due 11/15/2038 •		3,200	3,056
Countrywide Alternative Loan Trust
5.500% due 11/25/2035		43	26
5.830% due 05/25/2047 ~		104	88
5.870% due 08/25/2037 «•		97	60
6.012% due 12/25/2035 •		55	48
6.110% due 11/25/2035 •		1,960	1,565
6.112% due 12/20/2035 •		392	353
6.250% due 08/25/2036		1,166	692
Countrywide Home Loan Mortgage Pass-Through Trust
4.430% due 09/25/2047 ~		1	1
5.800% due 02/25/2035 •		13	11
Credit Suisse First Boston Mortgage Securities Corp. 6.050% due 03/25/2032 ~		4	4
Credit Suisse Mortgage Capital Trust
2.000% due 01/25/2060 ~		2,249	1,934
3.090% due 12/26/2059 ~		518	518
Cross Mortgage Trust 6.615% due 03/25/2068 þ		1,885	1,905
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.220% due 10/25/2047 •		1,747	1,248
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		2,954	2,954
Eurohome U.K. Mortgages PLC 5.490% due 06/15/2044 •	GBP	98	123

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

FWD Securitization Trust 2.240% due 01/25/2050 ~		$492	450
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~		3,000	3,025
GSR Mortgage Loan Trust
4.511% due 11/25/2035 ~		2	1
HarborView Mortgage Loan Trust
5.690% due 07/19/2047 ~		1,743	1,627
5.880% due 12/19/2036 •		474	379
IndyMac INDX Mortgage Loan Trust
5.950% due 07/25/2035 •		1	1
6.110% due 07/25/2045 •		32	26
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		3,400	2,740
6.526% due 02/15/2035 •		699	694
JP Morgan Mortgage Trust 4.661% due 04/25/2037 «~		34	25
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		803	762
Lehman XS Trust
5.830% due 12/25/2036 •		720	690
5.970% due 08/25/2037 •		466	430
Luminent Mortgage Trust 3.827% due 04/25/2036 ~		2,751	1,872
MAD Mortgage Trust 3.366% due 08/15/2034 ~		1,790	1,504
MASTR Adjustable Rate Mortgages Trust
4.291% due 10/25/2033 ~		396	321
5.680% due 04/25/2046 •		3	2
Merrill Lynch Alternative Note Asset Trust 5.870% due 03/25/2037 •		3,954	1,009
Merrill Lynch Mortgage Investors Trust
4.756% due 05/25/2033 ~		25	23
5.970% due 11/25/2035 •		93	87
Merrill Lynch Mortgage-Backed Securities Trust 3.628% due 04/25/2037 ~		8	7
MFA Trust
4.400% due 03/25/2068 þ		1,282	1,242
6.775% due 10/25/2058 þ		1,087	1,101
MSDB Trust 3.316% due 07/11/2039 ~		4,000	3,526
New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		365	343
6.864% due 10/25/2063 þ		2,703	2,746
OBX Trust
5.949% due 02/25/2063 þ		1,354	1,356
6.113% due 03/25/2063 þ		1,051	1,058
6.567% due 06/25/2063 þ		1,020	1,031
7.045% due 09/25/2063 þ		2,632	2,689
PHH Alternative Mortgage Trust 5.790% due 02/25/2037 •		1,464	1,083
PRPM LLC 4.000% due 06/25/2053 þ		1,932	1,865
Residential Accredit Loans, Inc. Trust 5.810% due 01/25/2037 •		1,345	1,145
Sequoia Mortgage Trust
3.701% due 01/20/2047 ~		4	2
6.369% due 03/20/2035 «•		2	2
Structured Adjustable Rate Mortgage Loan Trust 4.046% due 11/25/2035 ~		419	379
Structured Asset Mortgage Investments Trust 6.170% due 02/19/2035 «•		17	15
Thornburg Mortgage Securities Trust 6.815% due 06/25/2047 •		5	5
Towd Point Mortgage Funding 6.571% due 07/20/2045 ~	GBP	3,415	4,365
Verus Securitization Trust
4.260% due 02/25/2067 þ		$1,204	1,118
6.193% due 03/25/2068 þ		1,370	1,375
6.476% due 06/25/2068 þ		1,185	1,198
7.070% due 10/25/2068 þ		1,866	1,904
WaMu Mortgage Pass-Through Certificates Trust
3.270% due 01/25/2037 ~		2	2
3.325% due 04/25/2037 ~		6	6
4.185% due 12/25/2046 ~		122	105
4.272% due 12/25/2036 ~		2	2
5.822% due 07/25/2047 •		300	239
5.892% due 10/25/2046 •		3,315	2,764
Washington Mutual Mortgage Pass-Through Certificates Trust
5.762% due 02/25/2047 •		1,325	1,158
5.982% due 05/25/2046 •		3	2
Wells Fargo Alternative Loan Trust
5.332% due 07/25/2037 ~		26	23
6.250% due 07/25/2037		788	670

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		1,231	1,215

Total Non-Agency Mortgage-Backed Securities (Cost $84,965)			81,929

ASSET-BACKED SECURITIES 35.4%
ABFC Trust 6.205% due 03/25/2035 •		1,140	1,045
ALM Ltd. 7.505% due 10/15/2029 •		3,100	3,105
American Express Credit Account Master Trust 4.870% due 05/15/2028		1,600	1,613
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		3,100	3,114
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.415% due 07/25/2035 •		4,964	4,810
Arbor Realty Commercial Real Estate Notes Ltd.
7.762% due 05/15/2037 •		1,200	1,189
8.262% due 05/15/2037 •		1,200	1,190
Argent Securities Trust
5.580% due 09/25/2036 ~		695	223
5.950% due 06/25/2036 •		2,049	544
Atlas Senior Loan Fund Ltd. 6.977% due 04/20/2028 •		290	290
Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		300	296
5.900% due 08/21/2028		1,300	1,329
6.120% due 04/20/2027		3,300	3,354
BA Credit Card Trust 4.790% due 05/15/2028		1,700	1,707
Bank of America Auto Trust 5.830% due 05/15/2026		2,500	2,504
Black Diamond CLO DAC 4.982% due 05/15/2032 ~	EUR	2,052	2,237
Cairn CLO DAC 4.745% due 10/15/2031 •		849	922
Capital One Prime Auto Receivables Trust 5.988% due 09/15/2025 •		$870	871
Carlyle Euro CLO DAC
4.665% due 01/15/2031 •	EUR	1,438	1,572
4.892% due 08/15/2032 •		2,300	2,506
Carmax Auto Owner Trust 6.238% due 12/15/2025 •		$1,013	1,014
Carrington Mortgage Loan Trust 5.730% due 02/25/2037 •		3,153	2,907
Carvana Auto Receivables Trust
4.600% due 07/15/2026		1,031	1,024
5.380% due 03/12/2029		600	602
5.420% due 04/10/2028		1,000	1,003
5.980% due 08/10/2026		452	453
6.410% due 09/10/2027		1,193	1,199
CBAM Ltd. 6.797% due 10/20/2029 •		1,677	1,678
CIFC Funding Ltd. 7.190% due 04/25/2033 •		1,700	1,693
Citigroup Mortgage Loan Trust
5.770% due 12/25/2036 •		3,046	1,217
5.790% due 09/25/2036 •		3,263	2,370
Citizens Auto Receivables Trust
5.739% due 09/16/2024		938	938
6.130% due 07/15/2026		1,535	1,538
6.288% due 07/15/2026		1,343	1,345
College Avenue Student Loans LLC 7.256% due 05/25/2055		3,194	3,217
Countrywide Asset-Backed Certificates Trust
5.870% due 02/25/2037 ~		425	401
5.970% due 01/25/2046 •		4,593	4,296
6.070% due 06/25/2036 •		83	82
CRB Securitization Trust 6.960% due 10/20/2033		1,584	1,603
DT Auto Owner Trust 6.290% due 08/16/2027		2,442	2,453
Fifth Third Auto Trust 5.800% due 11/16/2026		1,000	1,002
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •		3,700	3,610
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		1,600	1,610
Fremont Home Loan Trust 6.130% due 01/25/2036 •		401	379
Galaxy CLO Ltd. 6.625% due 10/15/2030 •		870	869
GECU Auto Receivables Trust 5.950% due 03/15/2027		1,700	1,702
GLS Auto Receivables Issuer Trust
5.700% due 01/15/2027		1,972	1,969

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

6.040% due 03/15/2027		1,200	1,204
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	1,017
6.270% due 08/16/2027		3,097	3,110
GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		1,400	1,402
5.634% due 08/20/2024		160	160
5.788% due 01/20/2026		800	800
GoldenTree Loan Management EUR CLO DAC 4.893% due 01/20/2032 •	EUR	10,500	11,473
GSAA Home Equity Trust 5.710% due 06/25/2036 •		$587	119
GSAMP Trust 5.600% due 12/25/2046 •		1,687	902
Halseypoint CLO Ltd. 7.117% due 07/20/2031 •		600	596
Harvest CLO DAC 4.605% due 10/15/2031 •	EUR	977	1,061
Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$3,200	3,090
1.990% due 06/25/2026		600	574
3.370% due 03/25/2025		150	149
5.490% due 06/25/2027		300	301
Home Equity Mortgage Loan Asset-Backed Trust 5.680% due 04/25/2037 •		225	155
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		1,700	1,705
HSI Asset Securitization Corp. Trust 5.690% due 12/25/2036 •		8,094	2,157
JP Morgan Mortgage Acquisition Trust 5.770% due 07/25/2036 ~		572	243
KKR CLO Ltd. 6.605% due 07/15/2030 •		543	542
Laurelin DAC 4.713% due 10/20/2031 •	EUR	2,565	2,804
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		$1,185	1,156
LL ABS Trust
3.760% due 11/15/2029		270	268
6.630% due 05/15/2030		535	535
Long Beach Mortgage Loan Trust 6.445% due 04/25/2035 •		587	579
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	1,013
4.645% due 10/15/2030 •		306	336
5.665% due 10/15/2032 •		2,300	2,493
Marlette Funding Trust
5.180% due 11/15/2032		$524	523
5.950% due 11/15/2032		1,000	998
6.070% due 04/15/2033		1,730	1,729
Master Credit Card Trust 6.188% due 01/21/2027		3,100	3,113
MASTR Asset-Backed Securities Trust
5.790% due 10/25/2036 •		2,635	1,313
5.950% due 03/25/2036 •		384	236
MF1 Ltd. 7.106% due 02/19/2037 •		2,900	2,853
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 01/25/2037 •		2,167	963
5.600% due 02/25/2037 ~		2,262	2,005
5.750% due 08/25/2036 ~		3,646	1,888
Morgan Stanley Home Equity Loan Trust 5.640% due 04/25/2037 •		2,182	1,135
Morgan Stanley Mortgage Loan Trust 6.190% due 04/25/2037 •		317	89
Mountain View CLO LLC 6.745% due 10/16/2029 •		882	882
Nassau Ltd. 6.805% due 10/15/2029 •		291	291
Nelnet Student Loan Trust
6.212% due 04/20/2062 •		1,365	1,344
6.640% due 02/20/2041		265	269
7.538% due 02/20/2041		265	265
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.130% due 10/25/2036 •		1,423	317
NovaStar Mortgage Funding Trust 5.790% due 10/25/2036 •		1,973	1,037
Octane Receivables Trust 5.870% due 05/21/2029		1,907	1,912
Oportun Issuance Trust 7.451% due 01/08/2030		741	741
Ownit Mortgage Loan Trust 6.370% due 10/25/2036 •		264	250
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		754	742
4.970% due 01/15/2030		365	363

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

6.060% due 03/15/2030		1,718	1,715
7.128% due 06/16/2031		380	381
7.600% due 12/16/2030		631	634
Palmer Square European Loan Funding DAC 4.745% due 04/15/2031 •	EUR	3,085	3,359
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.345% due 10/25/2034 •		$1,131	945
PFP Ltd. 7.636% due 08/19/2035 •		2,400	2,412
PRET LLC
1.744% due 07/25/2051 þ		673	650
1.843% due 09/25/2051 þ		2,035	1,939
1.868% due 07/25/2051 þ		751	726
5.240% due 04/25/2052 þ		1,095	1,076
Reach ABS Trust 7.050% due 02/18/2031		382	383
Ready Capital Mortgage Financing LLC 7.908% due 10/25/2039 •		2,783	2,807
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		474	453
5.380% due 11/25/2030		1,192	1,181
7.130% due 01/26/2032		494	497
Residential Asset Mortgage Products Trust 5.920% due 11/25/2035 •		1,348	1,313
Santander Drive Auto Receivables Trust
6.080% due 08/17/2026		2,403	2,408
6.180% due 02/16/2027		3,774	3,785
Securitized Asset-Backed Receivables LLC Trust 6.190% due 10/25/2035 •		2,650	2,189
Segovia European CLO DAC 4.873% due 07/20/2032 •	EUR	2,150	2,343
SMB Private Education Loan Trust
1.070% due 01/15/2053		$1,671	1,464
1.340% due 03/17/2053		858	772
2.850% due 11/16/2054		923	853
6.206% due 01/15/2053 •		1,777	1,748
6.888% due 11/15/2052		471	472
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,290	1,206
Soundview Home Loan Trust
5.550% due 06/25/2037 •		503	332
5.730% due 02/25/2037 •		1,221	345
Starwood Mortgage Trust 7.138% due 11/15/2038 •		4,500	4,331
Theorem Funding Trust 7.600% due 04/15/2029		1,372	1,381
Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	2,500	2,728
Toro European CLO DAC 4.908% due 01/12/2032 •		9,100	9,967
Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		$1,600	1,603
5.604% due 08/15/2024		628	628
Upstart Securitization Trust 3.120% due 03/20/2032		771	762
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		310	303
Veros Auto Receivables Trust 7.120% due 11/15/2028		1,886	1,894
VMC Finance LLC 7.238% due 02/18/2039 •		2,800	2,727
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		2,000	2,007
6.008% due 10/15/2026		2,000	2,000
World Omni Auto Receivables Trust 5.908% due 10/15/2025 •		489	489

Total Asset-Backed Securities (Cost $222,033)			211,005

SOVEREIGN ISSUES 0.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	1,600	330
0.000% due 07/01/2024 (e)		12,900	2,527
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	16,447	855
3.000% due 12/03/2026 (g)		1,597	87

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

4.000% due 11/30/2028 (g)	5,070	292

Total Sovereign Issues (Cost $3,935)		4,091

	SHARES
COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (c)	39,400	5,987

Total Common Stocks (Cost $5,808)		5,987

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 39.1%
COMMERCIAL PAPER 3.1%
Arrow Electronics, Inc.
5.850% due 01/10/2024	$250	249
5.850% due 01/11/2024	450	449
5.900% due 01/19/2024	250	249
5.900% due 01/22/2024	300	299
Cigna Corp.
5.650% due 01/16/2024	250	249
5.680% due 01/17/2024	300	299
Conagra Foods, Inc. 5.820% due 01/11/2024	350	349
Constellation Brands, Inc. 5.700% due 01/09/2024	250	250
Constellation Energy Generation LLC 5.750% due 02/12/2024	450	447
Energy Transfer Partners LP 5.850% due 01/04/2024	550	549
Fidelity National Information Services, Inc.
5.650% due 01/05/2024	900	899
5.700% due 01/16/2024	550	548
5.710% due 01/16/2024	400	399
Global Payments, Inc.
6.030% due 01/05/2024	2,200	2,197
6.030% due 01/16/2024	450	449
6.030% due 01/17/2024	250	249
Intercontinental Exchange, Inc. 5.600% due 01/03/2024	500	500
Kinder Morgan, Inc. 5.700% due 01/22/2024	1,400	1,395
Marathon Oil Corp. 6.050% due 01/03/2024	1,950	1,949
Penske Truck Leasing Co. LP 5.700% due 01/11/2024	250	249
Quanta Storage, Inc.
5.850% due 01/04/2024	250	250
5.900% due 01/02/2024	550	550
5.900% due 01/08/2024	350	349
5.900% due 01/09/2024	300	299
5.900% due 01/10/2024	250	250
5.900% due 01/16/2024	550	548
5.900% due 01/17/2024	650	648
Southern California Edison Co.
5.730% due 01/16/2024	400	399
5.730% due 01/17/2024	500	498
5.800% due 01/02/2024	300	300
5.800% due 01/04/2024	250	250
5.800% due 01/08/2024	250	250
VW Credit, Inc.
5.640% due 01/03/2024	1,100	1,099
5.700% due 01/04/2024	250	250
5.710% due 01/05/2024	350	350

		18,513

REPURCHASE AGREEMENTS (i) 33.6%		200,518

SHORT-TERM NOTES 0.5%
AmeriCredit Automobile Receivables Trust 5.723% due 09/18/2024	847	847
Fifth Third Auto Trust 5.618% due 08/15/2024	269	268

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Westlake Automobile Receivables Trust 5.781% due 08/15/2024		1,725	1,725

			2,840

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (e)(f)	HUF	264,000	761

JAPAN TREASURY BILLS 1.2%
(0.279)% due 01/09/2024 (d)(e)	JPY	970,000	6,880

U.S. TREASURY BILLS 0.6%
5.444% due 01/04/2024 - 02/29/2024 (d)(e)(m)		$3,750	3,737

Total Short-Term Instruments (Cost $232,887)			233,249

Total Investments in Securities (Cost $776,451)			758,658

		SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III		2,621,077	25,495

Total Short-Term Instruments (Cost $25,729)			25,495

Total Investments in Affiliates (Cost $25,729)			25,495

Total Investments 131.5% (Cost $802,180)			$784,153
Financial Derivative Instruments (j)(l) (1.9)%(Cost or Premiums, net $6,528)			(11,258)
Other Assets and Liabilities, net (29.6)%			(176,614)

Net Assets 100.0%			$596,281

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.150%	12/29/2023	01/02/2024	$3,700	U.S. Treasury Notes 0.625% due 05/15/2030	$(3,773)	$3,700	$3,702
5.480	01/02/2024	01/03/2024	92,100	U.S. Treasury Notes 1.750% due 01/31/2029	(93,952)	92,100	92,100
2.600	12/29/2023	01/02/2024	518	U.S. Treasury Notes 4.875% due 11/30/2025	(528)	518	518
FICC	5.330	12/29/2023	01/02/2024	104,200	U.S. Treasury Bonds 4.375% due 11/15/2039	(106,284)	104,200	104,262

Total Repurchase Agreements	$(204,537)	$200,518	$200,582

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	1,139	$270,555	$1,036	$29	$0
E-Mini S&P 500 Index March Futures	03/2024	252	60,732	1,820	0	(154)
Euro STOXX 50 March Futures	03/2024	302	15,146	(107)	0	(67)
FTSE 100 Index March Futures	03/2024	46	4,548	108	6	(5)
Nikkei 225 Yen-denominated March Futures	03/2024	77	9,083	80	0	(51)
U.S. Treasury 2-Year Note March Futures	03/2024	319	65,687	686	40	0
U.S. Treasury 10-Year Note March Futures	03/2024	298	33,641	186	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	68	9,084	874	0	(36)

$4,683	$75	$(313)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	1,139	$(271,894)	$(1,786)	$0	$(57)
Euro-Bund March Futures	03/2024	24	(3,636)	(110)	37	0
Euro-Buxl 30-Year Bond March Futures	03/2024	9	(1,408)	(113)	39	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

U.S. Treasury 5-Year Note March Futures				03/2024	32		(3,481)	(75)		0	(3)

								$(2,084)		$76	$(60)

Total Futures Contracts								$2,599		$151	$(373)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.608%		$700	$12	$(5)	$7	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750		200	(1)	3	2	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.686	EUR	600	0	9	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451		$400	1	1	2	0	0

							$12	$8	$20	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly		12/20/2028		$1,980	$20	$99	$119	$0	$(1)
CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		200	3	1	4	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		1,200	18	6	24	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		64,200	919	350	1,269	0	(16)

							$960	$456	$1,416	$0	$(17)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	200	$(1)	$22	$21	$0	$(2)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	2,470,000	(19)	(192)	(211)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$46,300	(1,851)	173	(1,678)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		66,200	1,238	(40)	1,198	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		108,000	(1,202)	1,475	273	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		21,800	278	244	522	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		3,500	(3)	(31)	(34)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,300	409	245	654	4	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		24,700	210	(243)	(33)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,200	1,750	156	1,906	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,000	3,224	(746)	2,478	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		500	(2)	9	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		1,000	(4)	22	18	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		600	(2)	15	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,000	(4)	34	30	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,300	71	(116)	(45)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,100	(4)	63	59	0	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		600	(2)	34	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		700	(3)	41	38	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		800	(3)	37	34	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		400	(1)	23	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		500	(2)	29	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		500	(2)	31	29	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		500	(2)	32	30	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		300	(1)	20	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		300	(1)	23	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		200	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		400	(2)	33	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		800	(3)	67	64	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		400	(2)	(23)	(25)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		500	(2)	(21)	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		400	(2)	(14)	(16)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,900	218	(226)	(8)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		200	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		400	(2)	(11)	(13)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		200	(1)	(4)	(5)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	(8)	(9)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		200	(1)	(3)	(4)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	0.896	Semi-Annual	11/15/2045		5,800	2	(2,524)	(2,522)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		13,200	2,578	2,961	5,539	44	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		1,000	232	72	304	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		7,100	382	442	824	31	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		400	(2)	39	37	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	21	20	0	(1)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	600	(1)	(13)	(14)	2	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		500	(1)	(10)	(11)	2	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		200	0	(5)	(5)	1	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		300	(1)	(4)	(5)	0	(5)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(11)	(12)	2	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(10)	(11)	2	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		400	(1)	(18)	(19)	5	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		400	(1)	(17)	(18)	5	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		400	(1)	(14)	(15)	5	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		300	(1)	(11)	(12)	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	30,900	(32)	605	573	25	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	500	(1)	23	22	0	(2)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		600	(1)	30	29	0	(2)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		500	(1)	(19)	(20)	2	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		200	0	(8)	(8)	1	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028	500	(1)	(17)	(18)	2	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	400	(2)	30	28	0	(4)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	1,000	(4)	78	74	0	(11)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	300	(1)	(20)	(21)	3	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	200	(1)	(11)	(12)	2	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	200	(1)	(14)	(15)	2	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	0	(8)	(8)	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	11,300	(115)	707	592	0	(126)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	4,900	47	(557)	(510)	138	0

$7,337	$2,902	$10,239	$378	$(208)

Total Swap Agreements	$8,309	$3,366	$11,675	$378	$(225)

(k)

Securities with an aggregate market value of $7,805 and cash of $9,653 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	$1,592	AUD	2,404	$46	$0
03/2024	CNH	7,344	$1,019	0	(18)
BOA	01/2024	GBP	1,300	1,652	0	(6)
01/2024	JPY	4,838,905	32,791	0	(1,549)
01/2024	NOK	3,222	303	0	(14)
01/2024	NZD	362	221	0	(8)
01/2024	$1,876	GBP	1,482	13	0
01/2024	ZAR	3,914	$204	0	(10)
02/2024	$1,179	CNY	8,336	0	(2)
03/2024	CNH	10,337	$1,427	0	(32)
03/2024	IDR	6,278,100	399	0	(8)
03/2024	$13	INR	1,102	0	0
06/2024	KRW	324,004	$249	0	(4)
BPS	01/2024	CAD	565	416	0	(11)
01/2024	GBP	5,371	6,809	0	(37)
01/2024	HUF	105,939	302	0	(4)
01/2024	JPY	3,041,572	20,763	0	(822)
01/2024	KRW	131,378	100	0	(2)
01/2024	$100	BRL	491	1	0
01/2024	269	DKK	1,822	1	0
01/2024	706	EUR	647	8	0
01/2024	150	IDR	2,319,926	1	0
01/2024	3,689	JPY	543,000	165	0
01/2024	2,227	ZAR	41,286	27	0
02/2024	TWD	101,451	$3,194	0	(158)
02/2024	$2,094	CNY	14,865	6	0
03/2024	CNH	100,783	$13,946	0	(279)
03/2024	IDR	10,761,330	682	0	(17)
03/2024	THB	19,369	545	0	(26)
03/2024	TWD	340,337	10,803	0	(471)
03/2024	$120	IDR	1,844,009	0	0
03/2024	46	INR	3,827	0	0
03/2024	940	TWD	28,324	0	(2)
06/2024	KRW	2,248,707	$1,721	0	(32)
06/2024	$666	KRW	856,589	2	0
BRC	01/2024	JPY	1,189,700	$8,116	0	(327)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024	KRW	258,460		200	0	0
	01/2024		$1,907	CHF	1,663	72	0
	01/2024		740	PLN	3,237	82	0
	01/2024		571	TRY	17,375	10	0
	01/2024		149	ZAR	2,773	2	0
	03/2024	THB	222		$6	0	0
	03/2024		$150	IDR	2,330,748	1	0
	06/2024	KRW	2,317,834		$1,776	0	(31)
BSH	01/2024	BRL	9,000		1,806	0	(47)
	01/2024		$1,436	BRL	7,100	26	0
	07/2024	BRL	7,400		$1,467	0	(30)
CBK	01/2024	AUD	326		217	0	(5)
	01/2024	DKK	2,320		339	0	(4)
	01/2024	EUR	645		696	0	(16)
	01/2024	HUF	5,253		15	0	0
	01/2024	IDR	2,314,281		150	0	0
	01/2024	MXN	66,170		3,703	0	(176)
	01/2024	NOK	779		73	0	(4)
	01/2024		$893	AUD	1,328	12	0
	01/2024		1,473	BRL	7,172	3	0
	01/2024		682	ZAR	12,939	24	0
	01/2024	ZAR	3,701		$196	0	(6)
	02/2024		$7,105	BRL	36,446	385	0
	03/2024		150	IDR	2,314,875	0	0
	03/2024		739	ILS	2,692	6	0
	04/2024	BRL	7,245		$1,473	0	(6)
DUB	01/2024	KRW	129,970		100	0	0
	03/2024	CNH	6,997		971	0	(17)
	03/2024	SGD	7,415		5,602	0	(37)
	03/2024		$221	CNH	1,604	6	0
	06/2024	KRW	2,373,429		$1,823	0	(27)
GLM	01/2024	BRL	5,000		987	0	(42)
	01/2024	CAD	23,910		17,594	0	(452)
	01/2024	CHF	41,668		47,554	0	(2,014)
	01/2024	JPY	35,200		240	0	(10)
	01/2024	SEK	3,555		340	0	(12)
	01/2024		$742	BRL	3,600	0	(1)
	01/2024		8,892	MXN	155,968	253	0
	01/2024	ZAR	5,860		$316	0	(4)
	02/2024	BRL	62		12	0	(1)
	03/2024	CNH	20,567		2,853	0	(50)
	03/2024	TWD	40,724		1,309	0	(40)
	03/2024		$756	CNH	5,447	13	0
	03/2024		161	IDR	2,472,838	0	(1)
	07/2024	BRL	3,800		$767	0	(1)
JPM	01/2024		5,523		1,142	6	(1)
	01/2024	HUF	99,605		284	0	(3)
	01/2024	JPY	641		4	0	0
	01/2024		$349	BRL	1,700	1	0
	01/2024		200	IDR	3,077,400	0	0
	01/2024		100	KRW	129,616	0	0
	01/2024		216	ZAR	4,136	10	0
	02/2024		1,567	BRL	7,685	13	0
	02/2024		2,617	INR	218,630	4	0
	03/2024	CNH	2,852		$394	0	(8)
	03/2024	IDR	19,154,418		1,236	0	(8)
	03/2024	INR	5,079		61	0	0
	03/2024	TWD	243,938		7,846	0	(234)
	03/2024		$287	CNH	2,029	0	0
	03/2024		440	TWD	13,587	10	0
	04/2024		963	BRL	4,695	0	(4)
	06/2024	KRW	2,366,850		$1,826	0	(19)
	07/2024	BRL	1,700		342	0	(2)
MBC	01/2024	EUR	352		380	0	(9)
	01/2024	GBP	188		238	0	(1)
	01/2024	HUF	70		0	0	0
	01/2024	JPY	30,100		211	0	(2)
	01/2024		$748	AUD	1,128	21	0
	01/2024		177	HUF	64,918	10	0
	01/2024		3,351	ZAR	64,050	146	0
	03/2024		845	CNH	6,128	20	0
	03/2024		544	PHP	30,437	6	0
MYI	01/2024	BRL	2,028		$414	0	(3)
	01/2024	CAD	555		421	2	0
	01/2024	HUF	52,426		149	0	(2)
	01/2024	JPY	1,838,133		12,468	0	(577)
	01/2024	MYR	1,763		377	0	(8)
	01/2024		$2,639	MYR	12,292	44	0
	02/2024		1,229	CNY	8,704	0	0
	03/2024	CNH	7,009		$972	0	(17)
	03/2024	THB	7,940		232	0	(2)
	03/2024		$1,516	IDR	23,355,781	2	(1)
	06/2024	KRW	1,382,002		$1,063	0	(15)
NGF	03/2024	TWD	289,735		9,218	0	(379)
RBC	01/2024	MXN	2,538		148	0	(1)
	04/2024		$218	MXN	3,850	5	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

RYL	03/2024	180	IDR	2,807,036	2	0
SCX	01/2024	JPY	28,400	$195	0	(7)
01/2024	MYR	46,263	9,904	0	(194)
01/2024	$4,681	SEK	48,616	140	0
01/2024	131	ZAR	2,483	5	0
03/2024	CNH	6,881	$950	0	(21)
03/2024	HKD	159,416	20,451	0	0
03/2024	IDR	3,914,817	249	0	(5)
03/2024	INR	11,057	132	0	0
03/2024	THB	511,456	14,797	0	(287)
03/2024	TWD	212,364	6,742	0	(292)
03/2024	$105	IDR	1,613,737	0	(1)
06/2024	KRW	1,794,510	$1,381	0	(18)
SOG	03/2024	CNH	3,835	537	0	(5)
03/2024	$404	CNY	2,866	2	0
03/2024	142	CZK	3,207	1	0
SSB	01/2024	BRL	1,503	$310	1	0
01/2024	$303	BRL	1,503	6	0
01/2024	383	CLP	338,918	1	0
TOR	02/2024	TWD	304,022	$9,551	0	(493)
03/2024	CNH	3,328	461	0	(9)
03/2024	$5,499	IDR	85,182,375	34	0
UAG	01/2024	EUR	75,740	$83,312	0	(321)
01/2024	GBP	27,561	34,870	0	(262)
01/2024	JPY	193,653	1,322	0	(53)
01/2024	MXN	5,327	301	0	(11)
01/2024	NOK	17,922	1,680	0	(84)
01/2024	$605	AUD	912	17	0
01/2024	355	DKK	2,416	3	0
01/2024	602	ZAR	11,499	25	0
03/2024	INR	61,752	$740	1	0

Total Forward Foreign Currency Contracts	$1,703	$(10,232)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545%	01/16/2024	$500	$(2)	$(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	500	(2)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	600	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	600	(3)	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	300	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	600	(3)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	600	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	300	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	300	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	500	(2)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	400	(2)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	500	(3)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	500	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	500	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	400	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	400	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	500	(2)	(2)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	500	(2)	(2)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	600	(1)	(2)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	600	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	400	(2)	(6)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	300	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	300	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	400	(2)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	400	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	400	(2)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	500	(2)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	500	(2)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	300	(1)	(1)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	200	(1)	0

Total Written Options	$(73)	$(84)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$2,345	$(610)	$517	$0	$(93)
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	4,123	(1,098)	935	0	(163)

$(1,708)	$1,452	$0	$(256)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	2,800	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	$28,918	$0	$129	$129	$0
Pay	S&P 500 Total Return Index	2,866	5.910% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	29,600	0	135	135	0
BPS	Pay	NDUEEGF Index	4,045	5.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	2,159	0	9	9	0
Pay	NDDUWXUS Index	1,128	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	8,877	0	37	37	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

BRC	Pay	NDDUWXUS Index	7,069	5.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	55,629	0	225	225	0
	Receive	RALVEIET Index	888,835	6.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	123,584	0	(594)	0	(594)
CBK	Pay	NDDUWXUS Index	7,574	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	59,603	0	252	252	0
	Pay	NDDUWXUS Index	5,455	5.260% (1-Month USD-LIBOR less a specified spread)	Monthly	04/24/2024	42,928	0	117	117	0
GST	Pay	S&P 500 Total Return Index	95	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/03/2024	939	0	(38)	0	(38)
	Pay	S&P 500 Total Return Index	793	5.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	8,190	0	36	36	0
	Pay	S&P 500 Total Return Index	3,492	5.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	36,065	0	166	166	0
	Pay	S&P 500 Total Return Index	864	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	8,923	0	40	40	0
	Pay	S&P 500 Total Return Index	2,591	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	26,759	0	112	112	0
	Pay	NDDUWXUS Index	1,346	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	10,592	0	43	43	0
JPM	Pay	NDUEEGF Index	9,972	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	5,323	0	22	22	0
	Receive	RALVEIET Index	410,194	6.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	57,033	0	(239)	0	(239)
MBC	Receive	RALVEIIT Index	692,999	5.975% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	125,204	0	(580)	0	(580)
MEI	Pay	NDDUWXUS Index	90	5.170% (1-Month USD-LIBOR less a specified spread)	Monthly	02/07/2024	708	0	3	3	0
	Receive	RALVEIIT Index	880,172	5.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/14/2024	159,021	0	(737)	0	(737)
	Pay	NDUEEGF Index	1,364	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	728	0	(14)	0	(14)
	Pay	NDUEEGF Index	5,927	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	3,164	0	13	13	0
	Pay	NDUEEGF Index	5,164	5.300% (1-Month USD-LIBOR less a specified spread)	Monthly	09/25/2024	2,757	0	20	20	0
MYI	Receive	RALVEIIT Index	298,942	6.000% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	54,010	0	(132)	0	(132)
	Receive	RALVEIUT Index	59,110	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	14,348	0	(17)	0	(17)
	Receive	RALVEIIT Index	100,688	6.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2024	18,191	0	(85)	0	(85)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

	Receive	RALVEIUT Index	751,208	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	182,348	0	(813)	0	(813)
	Pay	S&P 500 Total Return Index	3,007	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/31/2024	31,056	0	141	141	0
	Receive	RALVEIIT Index	10,650	6.045% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	1,924	0	(61)	0	(61)
RBC	Receive	RALVEIUT Index	332,738	5.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	80,769	0	(358)	0	(358)
	Pay	S&P 500 Total Return Index	75	5.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	775	0	3	3	0
	Receive	RALVEIUT Index	329,755	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	80,045	0	(365)	0	(365)
SOG	Pay	NDUEEGF Index	82,824	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	44,214	0	186	186	0
UAG	Pay	NDUEEGF Index	59,011	5.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	31,502	0	134	134	0
	Pay	S&P 500 Total Return Index	652	5.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	6,734	0	45	45	0
	Pay	NDUEEGF Index	1,042	5.320% (1-Month USD-LIBOR less a specified spread)	Monthly	04/24/2024	556	0	2	2	0

								$0	$(2,163)	$1,870	$(4,033)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	39,400	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$5,808	$0	$(157)	$0	$(157)

Total Swap Agreements								$(1,708)	$(868)	$1,870	$(4,446)

(m)

Securities with an aggregate market value of $23,712 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$57,284	$0	$57,284
Industrials	0	21,115	0	21,115
Utilities	0	3,328	0	3,328
U.S. Government Agencies	0	98,859	0	98,859
U.S. Treasury Obligations	0	41,811	0	41,811
Non-Agency Mortgage-Backed Securities	0	81,566	363	81,929
Asset-Backed Securities	0	211,005	0	211,005
Sovereign Issues	0	4,091	0	4,091
Common Stocks
Consumer Discretionary	5,987	0	0	5,987
Short-Term Instruments
Commercial Paper	0	18,513	0	18,513
Repurchase Agreements	0	200,518	0	200,518
Short-Term Notes	0	2,840	0	2,840
Hungary Treasury Bills	0	761	0	761
Japan Treasury Bills	0	6,880	0	6,880
U.S. Treasury Bills	0	3,737	0	3,737

	$5,987	$752,308	$363	$758,658
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,495	$0	$0	$25,495

Total Investments	$31,482	$752,308	$363	$784,153

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	82	447	0	529
Over the counter	0	3,573	0	3,573

	$82	$4,020	$0	$4,102
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(277)	(321)	0	(598)
Over the counter	0	(14,506)	(256)	(14,762)

	$(277)	$(14,827)	$(256)	$(15,360)

Total Financial Derivative Instruments	$(195)	$(10,807)	$(256)	$(11,258)

Totals	$31,287	$741,501	$107	$772,895

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Real Return Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.1% ¤
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 1.4%
Aviation Capital Group LLC 4.375% due 01/30/2024		$100	$100
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		143	127
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	41,700	5,002
1.000% due 10/01/2050		57,232	6,647
1.000% due 10/01/2053		77,398	8,360
1.500% due 10/01/2053		124,305	14,349
2.500% due 10/01/2047		7	1
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(e)(f)	EUR	700	756
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	16,851	2,029
1.000% due 10/01/2053		13	1
1.500% due 10/01/2053		182,662	20,729
2.000% due 10/01/2053		8,894	1,088
2.500% due 10/01/2047		3	0
Nykredit Realkredit AS
0.500% due 10/01/2043		105,155	12,613
1.000% due 10/01/2050		105,337	12,213
1.000% due 10/01/2053		3,701	425
1.500% due 10/01/2053		100,775	12,092
2.500% due 10/01/2047		19	3
Realkredit Danmark AS
1.000% due 10/01/2050		67,119	7,781
1.000% due 10/01/2053		29,491	3,382
1.500% due 10/01/2053		26,765	3,176
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	600	606
1.000% due 06/24/2027 •		500	518
2.125% due 11/15/2029 •	GBP	100	113
2.875% due 04/02/2032 •	EUR	100	103
4.965% (EUR003M + 1.000%) due 01/16/2026 ~		1,240	1,371
7.000% due 09/30/2027 •	GBP	300	399
7.750% due 03/01/2029 •	EUR	1,000	1,274

			115,259

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$1,900	1,845

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		300	294

Total Corporate Bonds & Notes (Cost $153,022)			117,398

U.S. GOVERNMENT AGENCIES 9.5%
Fannie Mae
3.525% due 02/01/2032 •		3	3
3.572% due 02/01/2034 •		4	4
3.840% due 11/01/2033 •		13	13
3.893% due 10/01/2033 •		2	2
4.423% due 04/01/2033 •		62	63
5.003% due 12/01/2036 •		4	4
5.260% due 05/25/2035 ~		4	5
5.503% due 12/25/2036 •		34	33
5.624% due 09/01/2034 •		3	3
5.692% due 07/25/2037 •		121	118
5.765% due 03/25/2036 •		42	41
5.802% due 07/25/2037 - 05/25/2042 •		73	73
5.850% due 05/01/2035 •		2	2
5.892% due 05/25/2036 •		19	18
5.897% due 02/25/2037 •		94	93
6.128% due 06/01/2043 •		9	9
6.129% due 09/01/2044 - 10/01/2044 •		264	256
6.500% due 06/25/2028		6	6

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.765% due 04/01/2032 •	7	7
7.301% due 04/01/2027 •	3	3
Freddie Mac
5.021% due 01/01/2034 •	126	124
5.295% due 06/01/2033 •	41	41
5.730% due 08/25/2031 •	64	65
5.732% due 09/25/2031 •	145	146
5.771% due 09/01/2036 •	11	11
5.803% due 01/15/2047 •	2,298	2,225
5.929% due 10/01/2036 •	16	16
6.212% due 02/25/2045 •	273	255
6.301% due 01/01/2034 •	36	36
6.412% due 07/25/2044 ~	53	49
6.500% due 01/25/2028	2	2
7.000% due 10/15/2030	8	8
7.396% due 07/01/2036 •	34	35
Ginnie Mae
2.750% due 12/20/2035 •	143	142
3.625% due 07/20/2035 •	5	5
6.238% due 10/20/2072 •	13,255	13,002
6.246% due 08/20/2068 •	8,979	8,810
6.282% due 01/20/2060 •	4,189	4,190
Uniform Mortgage-Backed Security
4.000% due 08/01/2038 - 04/01/2050	32,030	30,856
4.500% due 07/01/2052 - 10/01/2052	3,962	3,843
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2054 - 02/01/2054	258,330	244,496
4.500% due 02/01/2054	166,500	161,512
5.500% due 02/01/2054	64,300	64,591
6.000% due 02/01/2054	189,600	192,525
6.500% due 01/01/2054 - 02/01/2054	63,600	65,173

Total U.S. Government Agencies (Cost $782,363)		792,914

U.S. TREASURY OBLIGATIONS 74.4%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025 (i)	114,587	110,507
0.125% due 10/15/2025 (k)	129,842	124,870
0.125% due 04/15/2026	93,483	88,997
0.125% due 07/15/2026	133,124	126,872
0.125% due 10/15/2026	54,045	51,332
0.125% due 04/15/2027	64,292	60,428
0.125% due 01/15/2030	335,792	304,496
0.125% due 07/15/2030	354,699	320,607
0.125% due 01/15/2031	314,762	281,110
0.125% due 07/15/2031	430,455	382,911
0.125% due 01/15/2032	242,016	212,693
0.125% due 02/15/2051	114,754	71,142
0.125% due 02/15/2052	54,046	33,183
0.250% due 01/15/2025 (i)(k)	28,188	27,363
0.250% due 07/15/2029	322,993	298,632
0.250% due 02/15/2050	98,670	64,413
0.375% due 07/15/2025 (i)	63,931	61,947
0.375% due 01/15/2027	70,492	67,005
0.375% due 07/15/2027	52,876	50,258
0.500% due 01/15/2028 (i)	178,693	169,144
0.625% due 01/15/2026 (i)(k)	33,485	32,313
0.625% due 07/15/2032	361,201	330,201
0.625% due 02/15/2043	75,771	59,254
0.750% due 07/15/2028 (k)	28	27
0.750% due 02/15/2042	182,516	148,090
0.750% due 02/15/2045	192,835	150,942
0.875% due 01/15/2029	252,950	242,169
0.875% due 02/15/2047	179,090	141,306
1.000% due 02/15/2046	203,468	166,639
1.000% due 02/15/2048	63,006	50,901
1.000% due 02/15/2049	43,173	34,796
1.375% due 07/15/2033	26,845	26,047
1.375% due 02/15/2044	257,744	230,623
1.500% due 02/15/2053 (k)	11,075	10,052
1.625% due 10/15/2027 (i)	70,108	69,596
1.750% due 01/15/2028	280,592	278,948
2.000% due 01/15/2026	159,225	158,003
2.125% due 02/15/2040	82,392	84,697
2.125% due 02/15/2041	92,408	94,988
2.375% due 01/15/2025	246,266	244,357
2.375% due 01/15/2027 (i)(k)	2,634	2,658
2.500% due 01/15/2029	107,300	110,962
3.375% due 04/15/2032 (k)	13,520	15,135
3.625% due 04/15/2028	283,562	303,862
3.875% due 04/15/2029	267,814	295,327

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $6,977,065)		6,189,803

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Adjustable Rate Mortgage Trust
4.543% due 10/25/2035 ~	97	91
5.813% due 08/25/2035 «~	61	58
Alliance Bancorp Trust 5.950% due 07/25/2037 •	3,192	2,699
American Home Mortgage Assets Trust
5.660% due 05/25/2046 •	225	186
5.680% due 10/25/2046 •	4,299	2,283
Banc of America Funding Trust
4.306% due 01/20/2047 ~	2,497	2,112
5.061% due 01/20/2047 ~	83	71
6.253% due 10/25/2036 þ	83	71
6.337% due 01/25/2037 þ	83	75
6.388% due 04/25/2037 þ	64	55
Banc of America Mortgage Trust
5.217% due 07/25/2035 ~	119	111
5.222% due 11/25/2035 «~	242	214
BCAP LLC Trust
3.930% due 04/26/2036 ~	1,222	1,053
5.810% due 01/25/2037 •	722	671
Bear Stearns Adjustable Rate Mortgage Trust
3.877% due 05/25/2047 ~	380	341
4.213% due 07/25/2036 ~	490	434
4.635% due 02/25/2036 ~	77	69
4.815% due 11/25/2030 ~	29	27
5.224% due 11/25/2034 «~	23	20
5.453% due 02/25/2034 ~	214	197
5.566% due 10/25/2035 ~	174	166
5.652% due 01/25/2034 ~	73	69
5.820% due 01/25/2034 ~	228	224
Bear Stearns ALT-A Trust
4.140% due 09/25/2047 ~	2,718	1,302
4.170% due 08/25/2036 ~	338	232
4.228% due 11/25/2036 ~	529	293
4.255% due 08/25/2036 ~	200	131
4.488% due 05/25/2035 ~	19	18
4.730% due 09/25/2035 ~	37	22
BSST Mortgage Trust 6.662% due 02/15/2037 ~	3,200	2,794
Chase Mortgage Finance Trust
4.726% due 02/25/2037 «~	27	25
4.770% due 12/25/2035 ~	82	76
5.342% due 02/25/2037 ~	11	11
ChaseFlex Trust 5.970% due 06/25/2035 •	176	75
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.650% due 07/25/2036 ~	145	129
CIM Trust 6.452% due 02/25/2049 •	115	112
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033 «	139	87
Citigroup Mortgage Loan Trust
4.318% due 03/25/2034 ~	48	42
4.523% due 09/25/2037 ~	126	111
4.816% due 07/25/2046 ~	353	322
6.277% due 09/25/2035 •	28	27
6.980% due 05/25/2035 •	28	28
Countrywide Alternative Loan Trust
4.174% due 02/25/2037 ~	1,069	924
5.000% due 07/25/2035	80	46
5.500% due 10/25/2035 •	68	46
5.500% due 11/25/2035	16	13
5.652% due 02/20/2047 •	41	32
5.667% due 12/20/2046 •	2,366	2,036
5.682% due 07/20/2046 ~	2,141	1,717
5.750% due 05/25/2036	965	374
5.892% due 03/20/2046 •	96	78
6.000% due 01/25/2037	2,975	1,577
6.000% due 02/25/2037	59	26
6.000% due 04/25/2037	972	819
6.012% due 12/25/2035 •	387	321
6.112% due 11/20/2035 •	196	181
6.500% due 08/25/2032 «	20	19
Countrywide Home Loan Mortgage Pass-Through Trust
4.017% due 04/25/2035 «~	34	27
4.159% due 02/25/2047 ~	101	86
4.377% due 03/25/2037 ~	81	68
4.418% due 11/25/2037 ~	978	898
4.703% due 02/20/2036 «~	0	2
4.728% due 10/20/2035 ~	8,952	8,587
4.765% due 11/25/2034 ~	4	4
5.500% due 11/25/2035	71	40

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

5.500% due 04/25/2038 «		74	71
6.000% due 04/25/2036		1,168	606
6.000% due 03/25/2037		3,460	1,676
6.050% due 04/25/2035 •		192	176
6.110% due 03/25/2035 •		5	5
7.374% due 01/20/2035 «~		17	16
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.858% due 07/25/2033 «~		1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.079% due 04/25/2037 ~þ		348	97
Credit Suisse Mortgage Capital Trust 1.841% due 10/25/2066 ~		7,706	6,517
First Horizon Alternative Mortgage Securities Trust
5.754% due 09/25/2034 «~		24	23
6.000% due 02/25/2037		659	272
6.250% due 08/25/2037		145	60
6.982% due 06/25/2034 ~		159	149
First Horizon Mortgage Pass-Through Trust 5.464% due 08/25/2035 ~		205	144
Ginnie Mae 6.438% due 05/20/2073		2,136	2,147
Great Hall Mortgages PLC
5.469% due 03/18/2039 •	GBP	63	80
5.489% due 06/18/2038 •		31	39
GreenPoint Mortgage Funding Trust 5.910% due 06/25/2045 •		$274	259
Grifonas Finance PLC 4.212% due 08/28/2039 •	EUR	88	95
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~		$1,900	1,916
GSR Mortgage Loan Trust
4.017% due 04/25/2035 «~		21	18
4.489% due 11/25/2035 ~		76	75
4.511% due 11/25/2035 ~		13	11
4.579% due 11/25/2035 ~		246	205
4.649% due 07/25/2035 ~		55	50
HarborView Mortgage Loan Trust
4.862% due 01/19/2035 «~		138	122
5.573% due 04/19/2034 «~		48	43
5.660% due 09/19/2037 •		130	111
5.910% due 05/19/2035 •		3	3
5.950% due 03/19/2036 •		370	341
5.970% due 01/19/2036 •		976	589
6.090% due 11/19/2035 •		247	168
6.152% due 06/20/2035 •		132	120
HomeBanc Mortgage Trust 3.917% due 04/25/2037 ~		419	372
Impac CMB Trust 6.370% due 10/25/2033 «•		3	3
IndyMac INDA Mortgage Loan Trust
3.432% due 11/25/2035 ~		124	96
3.671% due 08/25/2036 ~		258	205
4.803% due 11/25/2035 «~		2	2
IndyMac INDB Mortgage Loan Trust 6.070% due 11/25/2035 •		117	70
IndyMac INDX Mortgage Loan Trust
3.265% due 01/25/2036 ~		40	37
3.355% due 06/25/2036 ~		142	118
3.494% due 10/25/2035 ~		88	71
3.674% due 08/25/2035 ~		178	133
4.699% due 12/25/2034 ~		34	32
4.995% due 10/25/2034 ~		225	214
5.710% due 07/25/2036 •		501	492
5.770% due 06/25/2037 •		256	93
5.870% due 06/25/2046 •		867	672
6.030% due 07/25/2035 ~		210	151
JP Morgan Alternative Loan Trust
5.930% due 03/25/2036 •		803	739
5.930% due 12/25/2036 •		10,557	9,466
6.000% due 12/27/2036		105	56
JP Morgan Chase Commercial Mortgage Securities Trust 6.859% due 12/15/2031 •		1,936	1,583
JP Morgan Mortgage Trust
4.424% due 08/25/2035 ~		52	51
4.538% due 07/25/2035 ~		40	38
4.738% due 10/25/2035 «~		53	40
4.794% due 04/25/2035 «~		1	1
4.856% due 06/25/2036 ~		14	10
4.879% due 11/25/2035 ~		98	80
5.528% due 07/25/2035 «~		14	14
5.669% due 07/25/2035 «~		10	9
5.822% due 08/25/2035 ~		98	93
Lehman XS Trust
5.830% due 12/25/2036 •		805	771
5.970% due 08/25/2037 •		1,773	1,635

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Luminent Mortgage Trust 5.830% due 12/25/2036 •		207	189
MASTR Adjustable Rate Mortgages Trust
4.515% due 12/25/2033 «~		160	141
4.603% due 12/25/2033 «~		5	4
5.386% due 11/21/2034 ~		97	91
5.680% due 04/25/2046 •		694	609
MASTR Alternative Loan Trust 5.870% due 03/25/2036 ~		916	100
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.176% due 11/15/2031 •		20	19
6.216% due 09/15/2030 «•		9	9
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.916% due 12/15/2030 •		39	37
5.956% due 06/15/2030 •		19	18
6.020% due 10/20/2029 •		20	20
6.336% due 08/15/2032 •		48	45
Merrill Lynch Mortgage Investors Trust
4.340% due 02/25/2035 «~		117	107
4.751% due 09/25/2035 ~		56	45
4.757% due 12/25/2034 ~		117	109
4.803% due 05/25/2036 «~		33	29
4.854% due 06/25/2037 ~		117	107
4.918% due 02/25/2034 ~		413	378
5.307% due 02/25/2033 ~		290	266
5.970% due 11/25/2035 •		130	121
6.401% due 03/25/2030 «~		10	8
6.601% due 11/25/2029 «•		4	3
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ		176	64
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		16,221	15,335
4.500% due 05/25/2058 ~		2,296	2,224
New York Mortgage Trust 4.169% due 05/25/2036 ~		58	49
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.320% due 03/25/2047 þ		177	170
6.638% due 03/25/2047 «þ		164	153
7.341% due 02/25/2036 ~		51	42
Residential Accredit Loans, Inc. Trust
5.770% due 08/25/2035 •		37	28
5.791% due 10/25/2037 ~		2,828	2,389
5.830% due 06/25/2046 •		2,476	587
6.030% due 12/25/2045 •		625	480
6.372% due 09/25/2045 •		71	62
Residential Asset Securitization Trust
5.500% due 06/25/2033 «		43	41
5.500% due 05/25/2035 •		4,091	2,599
5.870% due 01/25/2046 •		55	16
6.500% due 06/25/2037		1,794	410
Residential Mortgage Securities PLC 6.470% due 06/20/2070 ~	GBP	7,974	10,183
Sequoia Mortgage Trust
5.872% due 07/20/2036 •		$312	272
6.170% due 10/19/2026 «~		7	7
6.232% due 10/20/2027 «•		9	8
6.272% due 10/20/2027 «•		11	11
6.372% due 12/20/2032 •		16	15
6.417% due 05/20/2034 «•		40	39
Structured Adjustable Rate Mortgage Loan Trust
4.021% due 11/25/2035 ~		39	34
4.212% due 09/25/2036 ~		310	215
4.672% due 08/25/2035 ~		44	38
5.159% due 09/25/2035 ~		132	117
5.790% due 10/25/2035 •		279	255
6.412% due 01/25/2035 •		11	9
6.478% due 02/25/2034 ~		73	69
6.624% due 04/25/2034 «~		1	1
7.299% due 10/25/2037 •		157	136
Structured Asset Mortgage Investments Trust
5.730% due 03/25/2037 •		68	23
5.890% due 04/25/2036 •		196	174
5.890% due 05/25/2036 •		1,384	932
5.930% due 02/25/2036 •		133	104
5.970% due 07/19/2035 •		263	239
6.090% due 12/25/2035 •		110	88
6.130% due 09/19/2032 •		31	30
6.130% due 10/19/2034 ~		22	20
6.170% due 03/19/2034 •		61	57
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.244% due 01/25/2034 «~		1	1
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ		1,230	33
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	11,261	14,369

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
3.270% due 01/25/2037 ~		$647	550
3.315% due 05/25/2037 ~		826	642
3.325% due 04/25/2037 ~		456	397
3.657% due 02/25/2037 ~		865	747
3.704% due 02/25/2037 ~		180	151
4.077% due 03/25/2035 «~		29	27
4.272% due 12/25/2036 ~		443	386
4.335% due 02/27/2034 •		236	222
4.337% due 08/25/2036 ~		71	63
4.379% due 03/25/2034 ~		24	23
4.397% due 12/25/2046 •		987	802
4.727% due 12/25/2035 ~		113	101
4.728% due 09/25/2035 «~		96	85
4.821% due 06/25/2033 «~		124	120
4.923% due 12/25/2035 ~		828	752
4.926% due 12/25/2035 «~		15	13
5.712% due 03/25/2047 •		2,277	1,885
5.782% due 05/25/2047 ~		354	283
5.992% due 06/25/2046 •		37	33
6.012% due 02/25/2046 •		277	243
6.050% due 07/25/2045 •		12	11
6.150% due 01/25/2045 •		360	338
6.212% due 11/25/2042 •		13	12
6.270% due 10/25/2044 •		119	109
6.412% due 06/25/2042 •		26	24
6.570% due 07/25/2044 «•		455	413
Washington Mutual Mortgage Pass-Through Certificates Trust
5.982% due 05/25/2046 •		743	534
6.000% due 06/25/2037		4,181	3,153
6.500% due 08/25/2035 «		160	128
Wells Fargo Mortgage-Backed Securities Trust
4.773% due 04/25/2036 ~		321	302
5.887% due 12/28/2037 ~		1,379	1,201
6.478% due 10/25/2036 ~		9	9

Total Non-Agency Mortgage-Backed Securities (Cost $151,520)			136,949

ASSET-BACKED SECURITIES 10.2%
522 Funding CLO Ltd. 6.717% due 10/20/2031 •		8,300	8,279
ABFC Trust 6.170% due 06/25/2034 ~		2,127	2,084
ACAS CLO Ltd. 6.547% due 10/18/2028 •		3,705	3,700
Adagio CLO DAC 4.685% due 10/15/2031 ~	EUR	1,800	1,960
Aegis Asset-Backed Securities Trust 6.115% due 12/25/2035 •		$2,119	1,928
Allegro CLO Ltd. 6.820% due 10/16/2031 ~		2,800	2,803
ALME Loan Funding DAC 4.715% due 04/15/2032 •	EUR	456	501
American Money Management Corp. CLO Ltd.
6.581% due 11/10/2030 •		$3,169	3,163
6.670% due 04/25/2031 •		3,360	3,323
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.400% due 05/25/2035 •		622	613
Anchorage Capital CLO Ltd.
6.705% due 07/15/2030 •		5,681	5,678
6.795% due 07/15/2032 •		400	399
6.814% due 07/22/2032 •		1,000	996
Apidos CLO
6.557% due 07/18/2029 •		3,231	3,226
6.594% due 07/17/2030 •		9,320	9,303
6.627% due 10/20/2030 •		1,200	1,199
Aqueduct European CLO DAC
4.633% due 07/20/2030 •	EUR	953	1,044
4.875% due 07/15/2032 •		2,000	2,192
Arbor Realty Commercial Real Estate Notes Ltd. 6.788% due 01/15/2037 •		$6,100	6,008
Ares CLO Ltd.
6.705% due 01/15/2032 •		4,000	4,000
6.707% due 04/18/2031 ~		800	800
6.724% due 04/22/2031 •		1,800	1,797
Ares European CLO DAC
4.575% due 04/15/2030 •	EUR	4,563	4,998
4.745% due 10/15/2031 •		5,823	6,368
Argent Mortgage Loan Trust 5.950% due 05/25/2035 •		$1,247	1,051
Argent Securities Trust
5.770% due 07/25/2036 •		2,655	2,314
5.790% due 05/25/2036 •		1,118	273
Armada Euro CLO DAC 4.685% due 07/15/2031 •	EUR	3,084	3,368

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Atlas Senior Loan Fund Ltd. 6.745% due 01/15/2031 •		$1,019	1,021
Barings CLO Ltd.
6.605% due 04/15/2031 •		24,938	24,914
6.667% due 01/20/2031 •		3,157	3,154
6.747% due 01/20/2032 •		3,370	3,360
Bastille Euro CLO DAC 5.115% due 01/15/2034 ~	EUR	1,000	1,090
BDS Ltd. 7.156% due 03/19/2039 •		$6,100	6,073
Benefit Street Partners CLO Ltd.
6.605% due 10/15/2030 •		5,369	5,364
6.694% due 01/17/2032 •		3,050	3,050
6.735% due 07/15/2032 ~		800	797
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •		4,230	4,226
Black Diamond CLO DAC 4.853% due 01/20/2032 •	EUR	695	763
Blackrock European CLO DAC
4.585% due 10/15/2031 ~		9,133	9,925
4.815% due 07/15/2030 •		5,104	5,601
4.825% due 12/15/2032 ~		2,400	2,619
BlueMountain CLO Ltd. 6.735% due 07/15/2031 •		$5,249	5,244
BlueMountain Fuji EUR CLO DAC 4.875% due 01/15/2033 •	EUR	900	979
Bosphorus CLO DAC 4.960% due 12/12/2032 •		2,750	3,000
Cairn CLO DAC 4.745% due 10/15/2031 •		4,297	4,666
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037		$5,800	5,800
Carlyle Global Market Strategies CLO Ltd.
6.589% due 08/14/2030 •		7,070	7,059
6.634% due 04/17/2031 •		952	951
6.699% due 07/27/2031 •		1,871	1,869
6.754% due 04/22/2032 •		2,000	2,000
7.017% due 07/20/2032 •		1,000	1,002
Carlyle Global Market Strategies Euro CLO DAC 4.752% due 11/15/2031 •	EUR	6,648	7,238
Carlyle U.S. CLO Ltd.
6.677% due 04/20/2031 •		$4,821	4,822
6.835% due 01/15/2030 •		2,172	2,172
Carrington Mortgage Loan Trust
5.950% due 06/25/2036 •		4,112	3,902
6.070% due 01/25/2036 •		1,609	1,545
Catamaran CLO Ltd. 6.774% due 04/22/2030 •		6,886	6,886
CBAM Ltd.
6.684% due 04/17/2031 ~		952	951
6.797% due 04/20/2032 ~		1,500	1,500
6.927% due 07/20/2030 •		2,340	2,341
Cedar Funding CLO Ltd. 6.764% due 07/17/2031 •		2,600	2,600
CIFC European Funding CLO DAC 5.015% due 01/15/2034 •	EUR	2,300	2,508
CIFC Funding Ltd.
6.610% due 10/24/2030 •		$10,631	10,623
6.684% due 04/23/2029 •		1,798	1,796
6.757% due 07/18/2031 •		1,300	1,303
6.864% due 10/17/2031 •		500	500
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		11,941	11,818
Citigroup Mortgage Loan Trust
5.930% due 12/25/2036 ~		2,790	1,829
6.145% due 03/25/2037 •		1,583	1,557
Citigroup Mortgage Loan Trust, Inc. 5.965% due 10/25/2036 •		17,188	16,576
Contego CLO DAC 4.642% due 01/23/2030 •	EUR	3,787	4,121
Countrywide Asset-Backed Certificates Trust
4.348% due 11/25/2034 •		$2,533	2,132
5.610% due 08/25/2037 •		152	137
5.660% due 11/25/2037 •		6,710	6,219
5.720% due 02/25/2036 •		538	507
5.805% due 04/25/2036 ~		379	335
5.970% due 03/25/2037 •		8,788	8,372
6.210% due 08/25/2047 •		520	497
6.250% due 11/25/2034 •		255	245
CQS U.S. CLO Ltd. 7.266% due 07/20/2031		11,632	11,664
Crestline Denali CLO Ltd.
6.707% due 04/20/2030 •		1,609	1,608
6.814% due 10/23/2031 •		983	984
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		160	30

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

CVC Cordatus Loan Fund DAC
4.555% due 09/15/2031 •	EUR	697	758
4.615% due 10/15/2031 •		14,968	16,303
4.782% due 08/15/2032 •		595	651
Denali Capital CLO Ltd. 6.705% due 04/15/2031 •		$1,635	1,634
Dryden CLO Ltd.
6.627% due 04/18/2031 •		1,840	1,837
6.705% due 07/15/2031 •		1,183	1,183
Dryden Euro CLO DAC
4.625% due 04/15/2033 •	EUR	14,724	16,018
4.845% due 04/15/2034 •		900	975
4.862% due 05/15/2034 •		9,583	10,419
4.965% due 01/17/2033 •		1,100	1,196
Dryden Senior Loan Fund 6.675% due 04/15/2029 •		$10,066	10,057
Euro-Galaxy CLO DAC 4.589% due 04/24/2034 •	EUR	1,598	1,734
Fidelity Grand Harbour CLO DAC 5.125% due 03/15/2032 •		4,474	4,921
First Franklin Mortgage Loan Trust
5.575% due 10/25/2036 •		$1,234	1,065
6.175% due 11/25/2036 •		12,130	11,639
Fremont Home Loan Trust 5.605% due 10/25/2036 •		1,988	1,746
Gallatin CLO Ltd. 6.745% due 07/15/2031 •		6,064	6,054
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •		2,053	2,051
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		1,185	640
GSAMP Trust
5.610% due 12/25/2036 •		1,734	912
5.840% due 03/25/2047 •		3,000	2,294
6.445% due 03/25/2035 •		2,307	2,147
Halseypoint CLO Ltd. 7.102% due 11/30/2032 •		900	900
Harvest CLO DAC
4.605% due 10/15/2031 •	EUR	1,465	1,591
4.673% due 10/20/2031 •		12,791	13,912
4.695% due 10/15/2030 •		1,285	1,405
4.725% due 07/15/2031 •		2,000	2,176
Home Equity Asset Trust
6.085% due 04/25/2036 •		$748	734
6.145% due 02/25/2036 •		8,176	7,900
HSI Asset Securitization Corp. Trust 6.010% due 02/25/2036 •		1,141	1,115
ICG U.S. CLO Ltd. 6.734% due 04/21/2031 •		626	626
IndyMac INDB Mortgage Loan Trust 5.610% due 07/25/2036 •		3,765	1,171
Invesco Euro CLO DAC
4.615% due 07/15/2031 •	EUR	1,000	1,087
4.885% due 07/15/2032 •		600	653
JP Morgan Mortgage Acquisition Trust 5.680% due 10/25/2036 ~		$146	143
Jubilee CLO DAC 4.615% due 04/15/2031 •	EUR	8,300	9,013
KKR CLO Ltd.
6.605% due 07/15/2030 •		$4,749	4,743
6.835% due 01/15/2031 ~		2,260	2,260
Laurelin DAC 4.713% due 10/20/2031 •	EUR	4,465	4,881
LCM LP 6.677% due 07/20/2030 •		$2,328	2,325
LCM Ltd. 6.516% due 07/20/2030 •		1,872	1,866
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		3,857	3,365
Lehman XS Trust
4.719% due 06/25/2036 þ		3,373	3,177
5.790% due 05/25/2036 •		2,298	1,984
7.770% due 12/25/2037 •		8,909	8,510
LoanCore Issuer Ltd. 6.888% due 01/17/2037 •		11,600	11,378
M360 Ltd. 6.971% due 11/22/2038 •		1,829	1,804
Madison Park Euro Funding DAC 4.845% due 07/15/2035 ~	EUR	1,331	1,439
Madison Park Funding Ltd.
6.405% due 04/15/2029 •		$4,652	4,634
6.610% due 04/25/2029 •		1,435	1,431
6.852% due 07/29/2030 ~		2,893	2,893
Magnetite Ltd. 6.521% due 11/15/2028 •		4,122	4,124

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Man GLG Euro CLO DAC
4.615% due 12/15/2031 •	EUR	7,941	8,666
4.702% due 05/15/2031 •		529	578
4.835% due 01/15/2030 •		1,088	1,201
Marble Point CLO Ltd. 6.695% due 10/15/2030 •		$4,651	4,661
Merrill Lynch Mortgage Investors Trust
4.471% due 11/25/2037 •		9,484	3,308
5.630% due 09/25/2037 •		69	14
5.710% due 02/25/2037 •		104	31
MF1 LLC 7.506% due 06/19/2037 •		13,500	13,484
MF1 Ltd.
6.553% due 10/16/2036 •		2,281	2,246
6.573% due 07/16/2036 •		1,930	1,902
MidOcean Credit CLO
6.679% due 02/20/2031 ~		5,274	5,267
6.682% due 01/29/2030 •		1,955	1,956
Morgan Stanley ABS Capital, Inc. Trust
5.690% due 10/25/2036 •		1,520	657
5.700% due 10/25/2036 •		113	59
5.810% due 03/25/2037 •		422	181
6.520% due 06/25/2035 •		6,500	5,763
Morgan Stanley Dean Witter Capital, Inc. Trust 6.820% due 02/25/2033 •		250	252
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~		103	50
6.000% due 02/25/2037 ~		79	44
New Century Home Equity Loan Trust 6.235% due 02/25/2035 •		686	663
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.905% due 03/25/2036 •		1,464	1,446
NovaStar Mortgage Funding Trust
5.810% due 11/25/2036 •		1,253	378
6.175% due 01/25/2036 •		434	428
6.550% due 06/25/2035 ~		607	607
Oak Hill European Credit Partners DAC 4.733% due 10/20/2031 •	EUR	10,473	11,434
Oaktree CLO Ltd. 6.784% due 04/22/2030 •		$3,450	3,444
OCP Euro CLO DAC 4.785% due 01/15/2032 •	EUR	601	660
Octagon Investment Partners Ltd. 6.639% due 02/14/2031 ~		$4,800	4,793
Octagon Loan Funding Ltd. 6.809% due 11/18/2031 •		320	320
Option One Mortgage Loan Trust 5.710% due 04/25/2037 •		6,702	3,199
OSD CLO Ltd. 6.534% due 04/17/2031 •		2,213	2,205
OZLM Ltd.
6.644% due 10/17/2029 ~		4,533	4,530
6.837% due 07/20/2032 •		4,600	4,587
6.902% due 10/30/2030 •		3,214	3,219
Palmer Square CLO Ltd. 6.755% due 07/16/2031 •		2,407	2,411
Palmer Square European Loan Funding 5.938% due 04/12/2032 •	EUR	37,732	41,786
Palmer Square European Loan Funding DAC 5.015% due 10/15/2031 •		5,582	6,094
Palmer Square Loan Funding Ltd.
6.429% due 05/20/2029 •		$221	220
6.477% due 07/20/2029 •		10,511	10,480
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.205% due 09/25/2035 ~		1,851	1,786
6.400% due 05/25/2035 •		8,391	7,642
6.520% due 10/25/2034 •		2,282	2,239
7.195% due 02/25/2035 •		1,636	1,430
Rad CLO Ltd. 6.780% due 07/24/2032 •		2,500	2,499
Regatta Funding Ltd. 6.914% due 10/17/2030 •		10,537	10,533
Renaissance Home Equity Loan Trust 6.570% due 09/25/2037 •		30,561	12,854
Residential Asset Securities Corp. Trust 5.950% due 08/25/2036 •		3,838	3,473
Romark CLO Ltd. 6.704% due 10/23/2030 •		5,787	5,774
Saranac CLO Ltd.
6.781% due 08/13/2031 •		1,427	1,428
6.859% due 11/20/2029 ~		702	703
Saxon Asset Securities Trust
2.011% due 05/25/2035 •		347	325
6.190% due 11/25/2037 •		1,915	1,568
Securitized Asset-Backed Receivables LLC Trust 5.790% due 07/25/2036 •		3,006	1,041

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Segovia European CLO DAC 4.873% due 07/20/2032 •	EUR	3,900	4,251
Signal Peak CLO Ltd. 6.750% due 04/25/2031 •		$1,404	1,406
SLM Student Loan Trust 6.496% due 07/25/2049 ~•		4,517	4,444
Sound Point CLO Ltd.
6.574% due 01/23/2029 •		1,334	1,335
6.620% due 07/25/2030 ~		5,505	5,498
6.807% due 04/18/2031 •		2,287	2,285
6.887% due 07/20/2032 •		7,000	6,918
Soundview Home Loan Trust 5.650% due 07/25/2037 •		2,804	2,421
St Paul's CLO DAC 4.786% due 04/25/2030 •	EUR	3,875	4,234
Starwood Commercial Mortgage Trust 6.556% due 07/15/2038 ~		$8,723	8,632
Stratus CLO Ltd.
6.577% due 12/28/2029 •		2,321	2,308
6.627% due 12/29/2029 •		6,138	6,110
Structured Asset Investment Loan Trust 6.175% due 03/25/2034 •		140	137
Structured Asset Securities Corp. Mortgage Loan Trust
5.770% due 04/25/2036 •		18,896	15,540
6.040% due 10/25/2036 ~		1,364	1,328
6.957% due 04/25/2035 •		33	32
Symphony CLO Ltd. 6.535% due 04/15/2028 •		130	131
Toro European CLO DAC
4.705% due 10/15/2030 •	EUR	3,635	3,984
4.705% due 10/15/2030 ~		1,961	2,150
TPG Real Estate Finance Issuer Ltd. 6.988% due 02/15/2039 ~		$9,300	9,111
Tralee CLO Ltd. 6.960% due 04/25/2034 •		5,100	5,066
Venture CLO Ltd.
6.535% due 04/15/2027 •		1,532	1,532
6.577% due 10/20/2028 •		848	847
6.631% due 09/07/2030 •		4,437	4,429
6.678% due 08/28/2029 •		1,180	1,181
6.715% due 07/15/2031 •		1,280	1,280
6.777% due 01/20/2029 ~		3,527	3,528
Vibrant CLO Ltd.
6.582% due 06/20/2029 ~		199	199
6.717% due 09/15/2030 •		7,231	7,217
6.797% due 07/20/2032 •		500	496
VMC Finance LLC 7.238% due 02/18/2039 •		500	487
Voya CLO Ltd.
6.557% due 01/18/2029 •		2,777	2,777
6.635% due 06/07/2030 •		915	914
6.715% due 04/15/2031 •		2,835	2,832
6.865% due 10/15/2030 •		2,516	2,514
Wellfleet CLO Ltd.
6.567% due 04/20/2029 •		1,654	1,655
6.567% due 07/20/2029 •		1,326	1,326
6.587% due 04/20/2028 •		3	3
6.847% due 07/20/2032 •		974	971
Wells Fargo Home Equity Asset-Backed Securities Trust 7.870% due 12/25/2034 ~		400	395
Wind River CLO Ltd.
6.707% due 07/18/2031 •		1,539	1,538
6.735% due 07/15/2031 •		10,300	10,269

Total Asset-Backed Securities (Cost $863,956)			846,917

SOVEREIGN ISSUES 9.3%
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	37,923	31,040
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	81,024	88,602
0.100% due 07/25/2031 (d)		16,088	17,514
0.100% due 07/25/2038 (d)		44,949	46,518
0.250% due 07/25/2024 (d)		59,296	65,030
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		36,091	37,245
1.400% due 05/26/2025 (d)		272,501	296,099
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	9,608,382	71,620

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

0.100% due 03/10/2029 (d)		15,561,277	116,268

Total Sovereign Issues (Cost $822,856)			769,936

		SHARES
PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		6,580,000	6,315

Total Preferred Securities (Cost $6,580)			6,315

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
COMMERCIAL PAPER 0.3%
AT&T, Inc. 5.700% due 03/19/2024		$27,000	26,660

REPURCHASE AGREEMENTS (g) 0.0%			3,720

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (b)(c)	HUF	3,057,000	8,806

U.S. TREASURY BILLS 0.1%
5.380% due 01/25/2024 - 03/28/2024 (a)(b)(i)(k)		$8,674	8,617

Total Short-Term Instruments (Cost $47,875)			47,803

Total Investments in Securities (Cost $9,805,237)			8,908,035

		SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III		13,174,769	128,151

Total Short-Term Instruments (Cost $128,142)			128,151

Total Investments in Affiliates (Cost $128,142)			128,151

Total Investments 108.6% (Cost $9,933,379)			$9,036,186
Financial Derivative Instruments (h)(j) 0.1%(Cost or Premiums, net $(21,701))			11,209
Other Assets and Liabilities, net (8.7)%			(726,828)

Net Assets 100.0%			$8,320,567

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$3,720	U.S. Treasury Notes 4.875% due 11/30/2025	$(3,794)	$3,720	$3,721

Total Repurchase Agreements	$(3,794)	$3,720	$3,721

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	3.000%	03/01/2054	$300	$(267)	$(266)
Uniform Mortgage-Backed Security, TBA	6.500	01/01/2054	24,000	0	0

Total Short Sales 0.0%	$(267)	$(266)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(48,910) at a weighted average interest rate of 5.132%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS (1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE 3-Month Euribor April 2024 Futures	EUR	96.750	04/12/2024	2,945	$7,363	$(1,995)	$(1,991)

Total Written Options	$(1,995)	$(1,991)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2024	104	$13,695	$55	$0	$(54)
Euro-BTP March Futures	03/2024	504	66,294	2,500	0	(1,102)
Euro-Buxl 30-Year Bond March Futures	03/2024	222	34,732	13	15	(2)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Gold 100 oz. February Futures	02/2024	24	4,972	28	0	(28)
U.S. Treasury 2-Year Note March Futures	03/2024	1,476	303,929	2,658	185	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	6,511	768,400	28,989	0	(610)

$34,243	$200	$(1,796)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2024	3	$(239)	$(7)	$1	$(1)
Euro-Bund March Futures	03/2024	1,700	(257,523)	(8,156)	2,665	0
Euro-Oat March Futures	03/2024	815	(118,322)	(3,468)	1,422	0
Euro-Schatz March Futures	03/2024	11,350	(1,334,991)	(6,912)	814	(564)
Short Euro-BTP March Futures	03/2024	1,417	(166,832)	(1,119)	313	0
U.S. Treasury 5-Year Note March Futures	03/2024	8,449	(919,027)	(17,700)	0	(726)
U.S. Treasury 10-Year Note March Futures	03/2024	5,493	(620,108)	(19,510)	0	0
U.S. Treasury Long-Term Bond March Futures	03/2024	3,816	(476,762)	(36,050)	715	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	62	(8,283)	5	5	0

$(92,917)	$5,935	$(1,291)

Total Futures Contracts	$(58,674)	$6,135	$(3,087)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	1,141,690	$(252)	$299	$47	$2	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	10,280,000	(119)	(385)	(504)	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	2,225,400	(791)	846	55	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	8,842,000	164	824	988	26	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025	$440,200	(2,355)	5,045	2,690	119	0
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025	44,800	(243)	521	278	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.645	Annual	10/31/2025	20,500	(110)	251	141	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	893,900	1,603	(3,780)	(2,177)	0	(244)
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025	183,300	(722)	(1,908)	(2,630)	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	4.870	Annual	12/22/2025	73,000	(287)	(763)	(1,050)	0	(25)
Pay(3)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026	256,300	0	428	428	116	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	82,200	(12)	7,627	7,615	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	328,400	(4,335)	(19,232)	(23,567)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028	44,000	(9)	4,068	4,059	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	161,100	(2,030)	(9,176)	(11,206)	10	0
Pay(3)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	325,750	(2,510)	(7,098)	(9,608)	0	(162)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053	17,100	5	(5,238)	(5,233)	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	67,300	4,227	12,473	16,700	277	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053	8,800	3	(2,834)	(2,831)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	32,700	2,030	6,365	8,395	135	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	144,900	2,987	8,544	11,531	561	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	22,800	(79)	(758)	(837)	0	(11)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	16,500	(81)	(1,044)	(1,125)	0	(23)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		600	(3)	(39)	(42)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		34,000	(256)	(2,053)	(2,309)	0	(54)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		35,900	(131)	(1,784)	(1,915)	0	(57)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		16,100	(60)	(791)	(851)	0	(26)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		10,500	0	320	320	0	(96)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		112,100	0	3,780	3,780	0	(1,022)
Pay(3)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		813,850	(13,654)	56,299	42,645	0	(9,075)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		31,090	1,925	13,584	15,509	611	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		34,090	21	16,945	16,966	671	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		54,400	3,377	23,665	27,042	1,072	0
Receive(3)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		224,450	7,468	(30,815)	(23,347)	6,333	0
Receive	CPTFEMU	1.085	Maturity	01/15/2024		40	(1)	7	6	0	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		18,100	(47)	(72)	(119)	8	0
Pay	CPTFEMU	3.720	Maturity	09/15/2024		28,600	(62)	3	(59)	14	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		15,900	0	181	181	0	(13)
Receive	CPTFEMU	2.502	Maturity	03/15/2028		39,300	0	(502)	(502)	0	(40)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		15,800	0	381	381	0	(8)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		109,200	(788)	(22,333)	(23,121)	289	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		32,100	169	486	655	0	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		14,400	0	88	88	0	(8)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		35,300	(35)	(360)	(395)	0	(16)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		15,100	0	259	259	0	(4)
Pay	CPTFEMU	2.356	Maturity	11/15/2033		29,600	(45)	725	680	0	(17)
Pay	CPTFEMU	2.362	Maturity	11/15/2033		16,400	0	389	389	0	(9)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		17,100	17	439	456	0	(10)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		30,630	36	(955)	(919)	0	(38)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	4	(235)	(231)	0	(7)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	(85)	(291)	0	(11)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	1	(44)	(43)	0	(3)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	(343)	(343)	0	(7)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		15,100	0	509	509	0	(59)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		10,600	71	838	909	0	(75)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		16,300	43	1,735	1,778	0	(120)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		5,400	0	437	437	0	(37)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		8,300	75	761	836	0	(63)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		6,000	(19)	(191)	(210)	29	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		5,500	0	(333)	(333)	32	0
Pay	CPURNSA	2.420	Maturity	08/24/2024		$61,900	0	(30)	(30)	0	(55)
Pay	CPURNSA	2.500	Maturity	09/07/2024		54,900	0	47	47	0	(19)
Pay	CPURNSA	2.510	Maturity	09/08/2024		2,500	0	2	2	0	(1)
Pay	CPURNSA	2.560	Maturity	09/12/2024		31,200	0	47	47	0	(12)
Pay	CPURNSA	2.565	Maturity	09/12/2024		20,100	0	31	31	0	(8)
Receive	CPURNSA	2.313	Maturity	02/26/2026		67,600	0	6,681	6,681	0	(2)
Receive	CPURNSA	2.419	Maturity	03/05/2026		79,200	0	7,407	7,407	19	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		45,200	0	3,267	3,267	23	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	1,313	1,313	9	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,410	5	1,512	1,517	9	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	1,512	1,512	6	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(3,301)	(1,899)	0	(1)
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(2,180)	(1,224)	0	(1)
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	548	548	0	(1)
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	657	657	0	(3)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(4,719)	(3,653)	3	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(1,298)	(1,143)	2	0
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(10,872)	(11,871)	11	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(3,275)	(3,261)	3	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	3,575	3,605	0	(23)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	20,100	(760)	2,650	1,890	0	(72)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	52	(75)	(23)	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(1,540)	(1,148)	26	0

Total Swap Agreements							$(2,703)	$57,930	$55,227	$10,475	$(11,709)

(i)

Securities with an aggregate market value of $88,099 and cash of $12,055 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Future styled option variation margin asset of $244 and liability of $(102) is outstanding at period end.
(2)	Unsettled variation margin asset of $103 and liability of $(193) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	782	$993	$0	$(4)
01/2024	JPY	11,621,818	78,755	0	(3,721)
01/2024	$199	MXN	3,391	0	(1)
01/2024	1,575	NZD	2,585	59	0
03/2024	CNH	478,329	$66,537	0	(978)
03/2024	IDR	548,775	35	0	(1)
06/2024	KRW	43,157,330	33,174	0	(470)
BPS	01/2024	DKK	488,588	72,031	0	(345)
01/2024	EUR	722,945	795,795	0	(2,485)
01/2024	GBP	2,982	3,782	0	(19)
01/2024	HUF	927,370	2,638	0	(35)
01/2024	JPY	7,591,956	51,758	0	(2,119)
01/2024	KRW	591,201	450	0	(7)
01/2024	$400	BRL	1,966	5	0
01/2024	5,102	DKK	34,570	22	(3)
01/2024	3	HUF	932	0	0
01/2024	1,150	IDR	17,787,756	5	0
01/2024	30,485	ZAR	565,148	369	0
02/2024	TWD	740	$23	0	(1)
03/2024	82,495	2,657	0	(76)
BRC	01/2024	KRW	1,292,300	1,000	1	0
01/2024	$17,373	MXN	304,799	497	0
01/2024	320	PLN	1,401	36	0
01/2024	993	ZAR	18,486	17	0
03/2024	18,341	IDR	285,128,159	176	0
CBK	01/2024	DKK	52,105	$7,623	0	(96)
01/2024	HUF	421,546	1,204	0	(11)
01/2024	IDR	15,428,538	1,002	0	0
01/2024	NOK	2,031	190	0	(10)
01/2024	ZAR	20,158	1,069	0	(31)
03/2024	PEN	12,298	3,266	0	(51)
03/2024	$1,002	IDR	15,432,497	0	0
06/2024	KRW	63,684	$49	0	0
06/2024	$71	KRW	92,363	1	0
DUB	01/2024	KRW	779,820	$600	0	(2)
02/2024	$25,246	BRL	123,827	204	0
GLM	01/2024	CAD	150,771	$110,949	0	(2,849)
01/2024	DKK	593,085	87,487	0	(369)
01/2024	$2,981	MXN	52,185	79	0
01/2024	ZAR	11,397	$599	0	(23)
02/2024	BRL	242	50	0	0
JPM	01/2024	HUF	1,344,058	3,831	0	(43)
01/2024	$1,100	IDR	16,925,700	0	0
01/2024	451	KRW	583,270	0	0
03/2024	SGD	253	$191	0	(2)
06/2024	KRW	1,037,476	802	0	(7)
MBC	01/2024	AUD	467	309	0	(9)
01/2024	HUF	134,688	383	0	(5)
MYI	01/2024	218,908	622	0	(9)
01/2024	JPY	4,414,727	29,945	0	(1,385)
01/2024	$51,569	DKK	349,400	188	0
01/2024	305	ZAR	5,610	1	0
03/2024	1,098	IDR	17,046,151	9	0
06/2024	KRW	62,962	$48	0	(1)
RYL	01/2024	$4,981	DKK	33,575	0	(7)
SCX	01/2024	SEK	5,454	$525	0	(16)
01/2024	$9,432	MXN	165,596	277	0
03/2024	TWD	1,480,948	$47,613	0	(1,441)
03/2024	$16,789	INR	1,404,342	28	0
SOG	03/2024	TWD	2,936	$93	0	(4)
UAG	01/2024	GBP	16,201	20,503	0	(148)
01/2024	JPY	465,106	3,175	0	(126)
01/2024	$1,414	MXN	24,840	43	0
03/2024	15,964	INR	1,335,821	32	0

Total Forward Foreign Currency Contracts	$2,049	$(16,910)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(1,683)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	20,000	(139)	0

$(3,562)	$(1,683)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.700%	02/13/2024	303,200	$(1,323)	$(4,488)
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.700	02/13/2024	12,500	(54)	(185)
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	98,700	(1,193)	(2,301)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	98,700	(1,193)	(540)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.760	01/16/2024	274,600	(1,277)	(3,876)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.900	03/20/2024	336,900	(1,625)	(1,877)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	62,100	(807)	(1,360)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	62,100	(807)	(311)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	65,600	(792)	(1,045)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	65,600	(792)	(558)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	134,500	(1,695)	(2,740)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	134,500	(1,695)	(745)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	01/16/2024	33,300	(155)	(464)
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.758	01/16/2024	1,500	(7)	(21)

$(13,415)	$(20,511)

Total Written Options	$(16,977)	$(22,194)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$(22)	$0	$(48)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.530% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/04/2024	$375,000	$0	$5,559	$5,559	$0
Receive	U.S. Treasury Inflation Protected Securities	N/A	5.550% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/26/2024	200,000	0	4,409	4,409	0
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.510% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/09/2024	72,200	0	706	706	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.570% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/09/2024	150,000	0	1,667	1,667	0
Receive	U.S. Treasury Inflation Protected Securities	N/A	5.620% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/16/2024	1,539,000	0	37,916	37,916	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	U.S. Treasury Inflation Protected Securities	N/A	5.540% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/23/2024	185,000	0	(1,678)	0	(1,678)

							$0	$48,579	$50,257	$(1,678)

Total Swap Agreements							$(26)	$48,557	$50,257	$(1,726)

(k)

Securities with an aggregate market value of $28,036 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$115,259	$0		$115,259
Industrials					0	1,845	0		1,845
Utilities					0	294	0		294
U.S. Government Agencies					0	792,914	0		792,914
U.S. Treasury Obligations					0	6,189,803	0		6,189,803
Non-Agency Mortgage-Backed Securities					0	134,759	2,190		136,949
Asset-Backed Securities					0	846,917	0		846,917
Sovereign Issues					0	769,936	0		769,936
Preferred Securities
Financials					0	6,315	0		6,315
Short-Term Instruments
Commercial Paper					0	26,660	0		26,660
Repurchase Agreements					0	3,720	0		3,720
Hungary Treasury Bills					0	8,806	0		8,806
U.S. Treasury Bills					0	8,617	0		8,617

					$0	$8,905,845	$2,190		$8,908,035
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$128,151	$0	$0		$128,151

Total Investments					$128,151	$8,905,845	$2,190		$9,036,186

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(266)	$0		$(266)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					5,230	11,380	0		16,610
Over the counter					0	52,306	0		52,306

					$5,230	$63,686	$0		$68,916
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(3,742)	(13,045)	0		(16,787)
Over the counter					0	(40,830)	0		(40,830)

					$(3,742)	$(53,875)	$0		$(57,617)

Total Financial Derivative Instruments					$1,488	$9,811	$0		$11,299

Totals					$129,639	$8,915,390	$2,190		$9,047,219

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 205.1% ¤
CORPORATE BONDS & NOTES 2.8%
BANKING & FINANCE 2.8%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$68	$60
3.950% due 07/01/2024		643	635
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	1,448
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5,333	640
1.000% due 10/01/2050		17,782	2,065
1.000% due 10/01/2053		391	42
1.500% due 10/01/2053		12,874	1,527
2.000% due 10/01/2053		5,050	618
2.500% due 10/01/2047		2	0
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		2,149	259
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		1,476	156
Nykredit Realkredit AS
0.500% due 10/01/2043		24,711	2,964
1.000% due 10/01/2050		1	0
1.000% due 10/01/2053		75	8
1.500% due 10/01/2053		22,153	2,668
2.500% due 10/01/2047		2	0
Realkredit Danmark AS
1.000% due 10/01/2050		3,544	411
1.000% due 10/01/2053		3,569	409
1.500% due 10/01/2053		9,829	1,161
2.500% due 04/01/2047		7	1
UBS Group AG
0.650% due 09/10/2029	EUR	200	188
7.750% due 03/01/2029 •		100	128

			15,388

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$161	156

Total Corporate Bonds & Notes (Cost $19,779)			15,544

U.S. GOVERNMENT AGENCIES 9.3%
Fannie Mae 6.129% due 09/01/2044 - 10/01/2044 •		6	6
Freddie Mac
5.771% due 09/01/2036 •		8	8
5.929% due 10/01/2036 •		13	13
6.053% due 12/15/2037 •		33	33
7.396% due 07/01/2036 •		26	27
Ginnie Mae 6.246% due 08/20/2068 •		1,167	1,145
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 03/01/2049		73	70
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2054 - 02/01/2054		20,400	19,302
4.500% due 02/01/2054		13,100	12,707
5.500% due 02/01/2054		2,400	2,411
6.000% due 02/01/2054		12,100	12,287
6.500% due 02/01/2054		4,300	4,406

Total U.S. Government Agencies (Cost $51,447)			52,415

U.S. TREASURY OBLIGATIONS 113.2%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024 (g)		27,821	27,217
0.125% due 04/15/2025 (g)		14,770	14,244
0.125% due 10/15/2025 (g)		32,964	31,702
0.125% due 04/15/2026 (g)		38,892	37,025
0.125% due 07/15/2026 (g)(i)		25,135	23,954
0.125% due 10/15/2026 (g)		38,732	36,788
0.125% due 04/15/2027 (g)		19,723	18,538
0.125% due 01/15/2030 (k)		538	488

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

0.125% due 07/15/2030		1,520	1,374
0.250% due 01/15/2025 (g)		43,646	42,369
0.250% due 02/15/2050 (k)		718	469
0.375% due 07/15/2025 (g)		39,169	37,953
0.375% due 01/15/2027 (g)		74,065	70,401
0.375% due 07/15/2027 (g)		24,530	23,315
0.500% due 01/15/2028 (g)		67,729	64,110
0.625% due 01/15/2026 (g)		38,614	37,262
0.625% due 07/15/2032		2,541	2,323
0.625% due 02/15/2043 (k)		460	360
0.750% due 07/15/2028		19,366	18,540
0.750% due 02/15/2045 (k)		392	307
0.875% due 01/15/2029 (g)		27,172	26,014
1.000% due 02/15/2046		1,688	1,393
1.125% due 01/15/2033 (k)		1,136	1,076
1.250% due 04/15/2028		43,182	42,072
1.375% due 07/15/2033		3,360	3,260
1.375% due 02/15/2044 (k)		98	87
1.625% due 10/15/2027 (g)		61,020	60,575
1.750% due 01/15/2028 (i)		756	752
2.375% due 10/15/2028		12,354	12,747

Total U.S. Treasury Obligations (Cost $649,846)			636,715

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Alliance Bancorp Trust 5.950% due 07/25/2037 •		1,394	1,179
BCAP LLC Trust 3.930% due 04/26/2036 ~		221	190
Bear Stearns Adjustable Rate Mortgage Trust
4.213% due 07/25/2036 ~		48	42
4.635% due 02/25/2036 ~		105	95
5.052% due 01/25/2035 «~		26	23
Bear Stearns ALT-A Trust 4.488% due 05/25/2035 ~		416	393
Chase Mortgage Finance Trust 4.770% due 12/25/2035 ~		4	4
Citigroup Mortgage Loan Trust
4.318% due 03/25/2034 ~		26	23
6.980% due 05/25/2035 •		1	1
Countrywide Alternative Loan Trust 5.500% due 11/25/2035		36	30
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		69	68
6.000% due 04/25/2036		166	86
Countrywide Home Loan Reperforming REMIC Trust 5.810% due 06/25/2035 ~		18	17
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.170% due 10/25/2035 «•		159	77
Credit Suisse Mortgage Capital Certificates 5.401% due 10/26/2036 ~		9	8
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		244	100
Great Hall Mortgages PLC
5.469% due 03/18/2039 •	GBP	9	12
5.489% due 06/18/2038 •		6	7
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~		$3,500	3,529
GSR Mortgage Loan Trust
4.630% due 01/25/2036 ~		26	24
5.778% due 09/25/2035 ~		3	3
HarborView Mortgage Loan Trust 5.910% due 05/19/2035 •		179	162
IndyMac INDX Mortgage Loan Trust 6.030% due 07/25/2035 ~		1,403	1,010
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		581	369
5.750% due 03/25/2037		207	66
Structured Adjustable Rate Mortgage Loan Trust 4.520% due 03/25/2036 ~		82	60
Structured Asset Mortgage Investments Trust 5.890% due 04/25/2036 •		3	3
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	1,422	1,814
WaMu Mortgage Pass-Through Certificates Trust 4.337% due 08/25/2036 ~		$4	4
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		39	31
Wells Fargo Mortgage-Backed Securities Trust 6.478% due 10/25/2036 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $10,300)			9,432

ASSET-BACKED SECURITIES 17.4%
ACE Securities Corp. Home Equity Loan Trust 6.595% due 04/25/2035 •		1,144	975

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Adagio CLO DAC 4.685% due 10/15/2031 ~	EUR	300	327
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •		$1,787	1,785
Apidos CLO 6.627% due 10/20/2030 •		1,450	1,448
Ares European CLO DAC
4.575% due 04/15/2030 •	EUR	671	735
4.625% due 10/15/2030 •		570	624
Argent Mortgage Loan Trust 5.950% due 05/25/2035 •		$296	250
Armada Euro CLO DAC 4.685% due 07/15/2031 •	EUR	398	435
Bain Capital Euro CLO DAC 4.733% due 01/20/2032 •		1,180	1,287
BDS Ltd. 7.156% due 03/19/2039 •		$700	697
Benefit Street Partners CLO Ltd. 6.694% due 01/17/2032 •		1,100	1,100
BlueMountain Fuji EUR CLO DAC 4.875% due 01/15/2033 •	EUR	3,200	3,480
Bosphorus CLO DAC 4.745% due 12/15/2030 ~		542	593
Carlyle Euro CLO DAC 4.632% due 08/15/2030 ~		1,122	1,227
Carlyle Global Market Strategies Euro CLO DAC 4.752% due 11/15/2031 •		499	543
CIFC European Funding CLO DAC 5.015% due 01/15/2034 •		4,300	4,689
CIFC Funding Ltd. 6.657% due 04/18/2031 •		$1,178	1,177
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		397	393
Citigroup Mortgage Loan Trust
5.740% due 05/25/2037 •		3,400	3,095
5.930% due 12/25/2036 ~		35	23
Citigroup Mortgage Loan Trust, Inc. 5.965% due 10/25/2036 •		1,046	1,009
Countrywide Asset-Backed Certificates Trust
5.610% due 07/25/2037 •		293	266
5.660% due 11/25/2037 •		3,847	3,566
5.670% due 09/25/2037 •		77	69
5.750% due 05/25/2035 •		48	46
5.805% due 04/25/2036 ~		302	267
5.950% due 05/25/2036 •		3,182	2,647
5.970% due 03/25/2037 •		823	784
Crestline Denali CLO Ltd. 6.707% due 04/20/2030 •		596	595
Dryden Euro CLO DAC 4.965% due 01/17/2033 •	EUR	1,700	1,849
Elevation CLO Ltd.
6.590% due 10/25/2030 •		$2,896	2,891
6.885% due 10/15/2029 •		323	323
First Franklin Mortgage Loan Trust
5.690% due 12/25/2037 •		1,349	1,274
6.175% due 11/25/2036 •		1,892	1,816
6.340% due 09/25/2035 •		1,555	1,535
Fremont Home Loan Trust 5.605% due 10/25/2036 •		434	381
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •		2,566	2,564
GSAMP Trust
6.205% due 09/25/2035 •		23	22
6.445% due 03/25/2035 •		414	385
Harvest CLO DAC 4.725% due 07/15/2031 •	EUR	800	871
Home Equity Asset Trust 4.787% due 10/25/2035 •		$1,500	1,445
Home Equity Mortgage Loan Asset-Backed Trust 5.690% due 04/25/2037 •		367	278
HSI Asset Securitization Corp. Trust 6.010% due 02/25/2036 •		200	195
IndyMac INDB Mortgage Loan Trust 5.610% due 07/25/2036 •		3,516	1,094
KKR CLO Ltd.
6.605% due 07/15/2030 •		543	542
6.835% due 01/15/2031 ~		435	435
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		3,335	2,909
Lehman XS Trust 4.719% due 06/25/2036 þ		775	730
Long Beach Mortgage Loan Trust 5.710% due 08/25/2036 •		297	118
Magnetite Ltd. 6.521% due 11/15/2028 •		868	868

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Man GLG Euro CLO DAC 4.835% due 01/15/2030 •	EUR	157	174
MASTR Asset-Backed Securities Trust 5.810% due 06/25/2036 •		$837	732
Merrill Lynch Mortgage Investors Trust
5.890% due 02/25/2037 •		5,478	1,646
6.190% due 05/25/2036 •		23	23
MF1 LLC 7.506% due 06/19/2037 •		800	799
MidOcean Credit CLO 6.679% due 02/20/2031 ~		605	604
NovaStar Mortgage Funding Trust 6.175% due 01/25/2036 •		317	313
OCP Euro CLO DAC 4.785% due 01/15/2032 •	EUR	2,252	2,474
Octagon Investment Partners Ltd. 6.639% due 02/14/2031 ~		$1,200	1,198
OZLM Ltd.
6.777% due 10/20/2031 •		400	400
6.902% due 10/30/2030 •		584	585
Palmer Square Loan Funding Ltd. 6.455% due 10/15/2029 •		462	459
Rad CLO Ltd. 6.780% due 07/24/2032 •		4,300	4,298
Renaissance Home Equity Loan Trust 6.570% due 09/25/2037 •		3,099	1,304
Residential Asset Securities Corp. Trust
5.750% due 09/25/2036 •		2,603	2,542
5.950% due 08/25/2036 •		1,248	1,129
Securitized Asset-Backed Receivables LLC Trust
5.970% due 05/25/2036 •		3,593	1,884
6.145% due 10/25/2035 •		4,100	3,886
Soundview Home Loan Trust 5.670% due 06/25/2037 •		2,908	2,049
Specialty Underwriting & Residential Finance Trust 5.790% due 09/25/2037 •		6,599	3,592
Structured Asset Securities Corp. 6.130% due 02/25/2035 •		10	10
Structured Asset Securities Corp. Mortgage Loan Trust 6.040% due 10/25/2036 ~		680	662
Symphony CLO Ltd. 6.535% due 04/15/2028 •		31	31
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •		4,300	4,287
TCW CLO Ltd. 6.610% due 04/25/2031 •		3,250	3,252
Toro European CLO DAC 4.705% due 10/15/2030 •	EUR	668	732
Venture CLO Ltd. 6.535% due 04/15/2027 •		$388	388
Vibrant CLO Ltd. 6.717% due 09/15/2030 •		588	587
Voya CLO Ltd. 6.865% due 10/15/2030 •		550	550
Wells Fargo Home Equity Asset-Backed Securities Trust 7.870% due 12/25/2034 ~		563	556

Total Asset-Backed Securities (Cost $101,057)			97,803

SOVEREIGN ISSUES 10.9%
Canada Government Real Return Bond 4.250% due 12/01/2026 (e)	CAD	4,937	4,041
France Government International Bond 0.100% due 07/25/2038 (e)	EUR	3,601	3,726
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		2,039	2,104
1.400% due 05/26/2025 (e)		30,228	32,846
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	960,741	7,161
0.100% due 03/10/2029 (e)		1,510,419	11,286

Total Sovereign Issues (Cost $65,101)			61,164

		SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 1.0%
Hilton Worldwide Holdings, Inc.		16,171	2,945

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Marriott International, Inc. 'A'	12,223	2,756

		5,701

REAL ESTATE 0.9%
Howard Hughes Holdings, Inc. (a)	58,168	4,976

Total Common Stocks (Cost $8,730)		10,677

PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(f)	917,000	880

Total Preferred Securities (Cost $917)		880

REAL ESTATE INVESTMENT TRUSTS 47.4%
REAL ESTATE 47.4%
Alexandria Real Estate Equities, Inc.	12,142	1,539
American Assets Trust, Inc.	134,900	3,037
American Homes 4 Rent 'A'	246,958	8,881
American Tower Corp.	1,935	418
Americold Realty Trust, Inc.	190,724	5,773
Apartment Income REIT Corp.	10,804	375
AvalonBay Communities, Inc.	94,215	17,639
Boston Properties, Inc.	50,636	3,553
Brixmor Property Group, Inc.	88,795	2,066
Camden Property Trust	80,351	7,978
COPT Defense Properties	56,167	1,440
Crown Castle, Inc.	36,294	4,181
CubeSmart	106,887	4,954
DiamondRock Hospitality Co.	298,770	2,805
Digital Realty Trust, Inc.	72,083	9,701
Equinix, Inc.	9,130	7,353
Equity LifeStyle Properties, Inc.	25,289	1,784
Equity Residential	2,283	140
Essex Property Trust, Inc.	17,895	4,437
Extra Space Storage, Inc.	28,728	4,606
First Industrial Realty Trust, Inc.	173,247	9,125
Gaming & Leisure Properties, Inc.	132,890	6,558
Healthpeak Properties, Inc.	377,705	7,479
Host Hotels & Resorts, Inc.	139,730	2,721
InvenTrust Properties Corp.	104,047	2,637
Invitation Homes, Inc.	257,103	8,770
Kilroy Realty Corp.	102,673	4,090
Kimco Realty Corp.	161,094	3,433
Mid-America Apartment Communities, Inc.	10,157	1,366
National Storage Affiliates Trust	73,920	3,065
Park Hotels & Resorts, Inc.	16,542	253
Prologis, Inc.	84,968	11,326
Public Storage	14,687	4,480
Realty Income Corp.	67,658	3,885
Regency Centers Corp.	46,674	3,127
Retail Opportunity Investments Corp.	250,570	3,515
Rexford Industrial Realty, Inc.	89,659	5,030
RLJ Lodging Trust	757,163	8,874
Ryman Hospitality Properties, Inc.	82,182	9,045
SBA Communications Corp.	18,879	4,789
Simon Property Group, Inc.	100,342	14,313
SITE Centers Corp.	277,382	3,781
Sun Communities, Inc.	67,208	8,982
Sunstone Hotel Investors, Inc.	398,144	4,272
Terreno Realty Corp.	66,842	4,189
UDR, Inc.	155,017	5,936
Ventas, Inc.	152,172	7,584
VICI Properties, Inc.	452,807	14,435
WP Carey, Inc.	110,743	7,177

Total Real Estate Investment Trusts (Cost $222,692)		266,897

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
COMMERCIAL PAPER 0.3%
AT&T, Inc. 5.700% due 03/19/2024	$1,800	1,777

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	11,914	13

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (c)(d)	HUF	205,000	591

U.S. TREASURY BILLS 0.0%
5.405% due 01/11/2024 - 02/29/2024 (b)(c)(k)		$130	129

Total Short-Term Instruments (Cost $2,516)			2,510

Total Investments in Securities (Cost $1,132,385)			1,154,037

		SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III		1,836,655	17,865

Total Short-Term Instruments (Cost $17,864)			17,865

Total Investments in Affiliates (Cost $17,864)			17,865

Total Investments 208.3% (Cost $1,150,249)			$1,171,902
Financial Derivative Instruments (h)(j) (0.5)%(Cost or Premiums, net $(2,304))			(2,815)
Other Assets and Liabilities, net (107.8)%			(606,445)

Net Assets 100.0%			$562,642

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	5.510%	12/14/2023	01/04/2024	$(4,045)	$(4,057)
STR	5.540	01/02/2024	01/03/2024	(522,199)	(522,199)
5.660	12/29/2023	01/02/2024	(522,748)	(523,076)

Total Reverse Repurchase Agreements	$(1,049,332)

(g)	Securities with an aggregate market value of $536,399 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(574,638) at a weighted average interest rate of 5.265%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE 3-Month Euribor April 2024 Futures	96.750	04/12/2024	204	$510	$(137)	$(138)

Total Written Options	$(137)	$(138)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP March Futures	03/2024	14	$1,841	$67	$0	$(31)
Euro-Buxl 30-Year Bond March Futures	03/2024	25	3,911	213	0	(109)
Gold 100 oz. February Futures	02/2024	2	414	2	0	(2)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	370	43,666	1,665	0	(124)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	213	28,455	2,303	0	(223)

$4,250	$0	$(489)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2024	2	$(159)	$(5)	$1	$(1)
Euro-Bobl March Futures	03/2024	4	(527)	(9)	2	0
Euro-Bund March Futures	03/2024	123	(18,633)	(495)	193	0
Euro-Oat March Futures	03/2024	62	(9,001)	(254)	108	0
Euro-Schatz March Futures	03/2024	772	(90,803)	(527)	55	(38)
Short Euro-BTP March Futures	03/2024	105	(12,362)	(105)	23	0
U.S. Treasury 2-Year Note March Futures	03/2024	251	(51,684)	(366)	7	(32)
U.S. Treasury 5-Year Note March Futures	03/2024	685	(74,510)	(1,524)	62	(59)
U.S. Treasury 10-Year Note March Futures	03/2024	234	(26,416)	(761)	38	0
U.S. Treasury Long-Term Bond March Futures	03/2024	613	(76,587)	(5,587)	374	0

$(9,633)	$863	$(130)

Total Futures Contracts	$(5,383)	$863	$(619)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,201	$(258)	$68	$(190)	$0	$(1)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	6,402	(610)	192	(418)	0	0

$(868)	$260	$(608)	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	190,000	$(4)	$12	$8	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	1,250,000	(15)	(46)	(61)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	613,200	(33)	48	15	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	319,000	6	30	36	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025	$29,300	(157)	336	179	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025	4,800	(26)	56	30	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	57,600	101	(241)	(140)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025	11,400	(45)	(119)	(164)	0	(4)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026	11,400	0	19	19	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	10,600	(2)	984	982	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	42,500	(561)	(2,489)	(3,050)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028	5,700	(1)	527	526	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	20,800	(262)	(1,186)	(1,448)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	23,500	(182)	(511)	(693)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053	2,200	1	(674)	(673)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	8,700	546	1,613	2,159	36	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053	1,200	0	(386)	(386)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	4,200	261	817	1,078	17	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	10,500	201	635	836	41	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,700	(8)	(108)	(116)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		4,100	(22)	(266)	(288)	0	(5)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,900	(14)	(115)	(129)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		3,800	(14)	(189)	(203)	0	(6)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,700	(6)	(84)	(90)	0	(3)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		59,410	(931)	4,044	3,113	0	(662)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	1,617	1,846	73	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	1,939	1,941	77	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	3,783	4,325	171	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		12,280	427	(1,704)	(1,277)	346	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		1,100	(3)	(4)	(7)	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	10	10	0	(1)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	(35)	(20)	0	(3)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,600	20	67	87	0	(2)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		8,200	(56)	(1,680)	(1,736)	22	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	89	143	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	(5)	(28)	0	(1)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		1,900	0	33	33	0	(1)
Pay	CPTFEMU	2.356	Maturity	11/15/2033		1,800	(3)	44	41	0	(1)
Pay	CPTFEMU	2.362	Maturity	11/15/2033		1,100	0	26	26	0	(1)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		1,000	1	26	27	0	(1)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		2,460	3	(77)	(74)	0	(3)
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(282)	(282)	3	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	(4)	(4)	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	(5)	(18)	0	(1)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	(28)	(27)	0	(2)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(27)	(27)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	34	34	0	(4)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	70	71	0	(6)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		600	4	47	51	0	(4)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		1,000	3	106	109	0	(7)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	24	24	0	(2)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	36	40	0	(3)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		400	(1)	(13)	(14)	2	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		300	0	(18)	(18)	2	0
Pay	CPURNSA	2.420	Maturity	08/24/2024		$10,300	0	(5)	(5)	0	(9)
Receive	CPURNSA	2.768	Maturity	05/13/2026		3,000	0	217	217	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	147	147	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	320	321	2	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	7	7	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,295	1,295	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	611	611	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(848)	(828)	3	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		3,130	0	(267)	(267)	0	(1)
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(398)	(398)	0	(1)
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	(409)	(409)	0	(1)
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	(1,601)	(1,601)	0	(1)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(282)	(283)	0	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(885)	(885)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(872)	(867)	2	0
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,051)	(1,051)	0	(1)
Receive	CPURNSA	2.311	Maturity	02/24/2031		25,600	21	2,654	2,675	0	(17)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	6,700	(3)	633	630	0	(24)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	(153)	(148)	5	0

							$88	$5,885	$5,973	$830	$(825)

Total Swap Agreements							$(780)	$6,145	$5,365	$830	$(826)

(i)

Securities with an aggregate market value of $1,286 and cash of $7,729 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Future styled options variation margin asset of $17 and liability of $(7) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	GBP	111	$141	$0	$(1)
01/2024	JPY	1,216,327	8,242	0	(389)
01/2024	NZD	209	128	0	(5)
03/2024	CNH	29,764	4,140	0	(61)
03/2024	TWD	9,842	319	0	(7)
06/2024	KRW	2,656,833	2,042	0	(29)
BPS	01/2024	DKK	39,796	5,867	0	(28)
01/2024	GBP	422	536	0	(2)
01/2024	HUF	35,988	103	0	(1)
01/2024	JPY	762,117	5,197	0	(212)
01/2024	KRW	65,689	50	0	(1)
01/2024	$50	IDR	773,309	0	0
01/2024	1,891	ZAR	35,060	23	0
BRC	01/2024	KRW	64,615	$50	0	0
01/2024	$707	DKK	4,780	1	0
01/2024	1,069	MXN	18,754	30	0
01/2024	50	ZAR	924	1	0
03/2024	1,149	IDR	17,869,073	11	0
CBK	01/2024	DKK	2,095	$307	0	(4)
01/2024	HUF	5,250	15	0	0
01/2024	IDR	771,427	50	0	0
03/2024	$50	IDR	771,625	0	0
DUB	01/2024	KRW	64,985	$50	0	0
GLM	01/2024	CAD	12,687	9,336	0	(239)
01/2024	DKK	48,894	7,212	0	(30)
01/2024	$200	MXN	3,512	6	0
JPM	01/2024	HUF	141,430	$403	0	(4)
01/2024	$100	IDR	1,538,700	0	0
01/2024	50	KRW	64,807	0	0
02/2024	1,550	BRL	7,601	12	0
06/2024	KRW	64,252	$50	0	0
MBC	01/2024	HUF	14,451	41	0	(1)
06/2024	KRW	341,113	265	0	(1)
MYI	01/2024	EUR	54,056	59,414	0	(275)
01/2024	HUF	7,355	21	0	0
01/2024	JPY	462,041	3,134	0	(145)
03/2024	$50	IDR	774,825	0	0
RBC	03/2024	263	INR	21,899	0	(1)
04/2024	0	MXN	5	0	0
SCX	01/2024	580	10,189	17	0
03/2024	TWD	96,494	$3,102	0	(94)
03/2024	$1,046	INR	87,505	2	0
UAG	01/2024	GBP	2,294	$2,903	0	(21)
01/2024	$87	MXN	1,528	3	0
03/2024	995	INR	83,235	2	0

Total Forward Foreign Currency Contracts	$108	$(1,551)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(287)	$(230)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,900	(137)	0

$(424)	$(230)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.700%	02/13/2024	19,600	$(86)	$(290)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.760	01/16/2024	13,800	(64)	(195)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.900	03/20/2024	22,800	(110)	(127)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	4,000	(52)	(88)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

	Put - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR	Pay	2.900		08/29/2025	4,000	(52)		(20)
GST	Call - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR	Receive	2.800		09/01/2025	22,800	(287)		(464)
	Put - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR	Pay	2.800		09/01/2025	22,800	(287)		(126)
MYC	Call - OTC 2-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	4.758		01/16/2024	5,400	(25)		(76)

									$(963)		$(1,386)

Total Written Options									$(1,387)		$(1,616)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYI	Receive	DWRTFT Index	5,481	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	$68,843	$0	$(305)	$0	$(305)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Crown Castle, Inc.	10,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	$1,152	$0	$(5)	$0	$(5)
	Receive	Extra Space Storage, Inc.	16,038	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	2,571	0	(9)	0	(9)
	Receive	Equity Residential	204,931	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	12,534	0	83	83	0
	Receive	Host Hotels & Resorts, Inc.	230,809	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/09/2024	4,494	0	85	85	0
JPM	Receive	Equinix, Inc.	37,964	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	30,576	0	(141)	0	(141)
	Receive	Park Hotels and Resorts, Inc.	336,272	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	5,145	0	549	549	0
	Receive	Realty Income Corp.	145,627	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	8,362	0	2	2	0
	Receive	Prologis, Inc.	195,037	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/09/2024	25,998	0	(101)	0	(101)
MYI	Receive	Digital Realty Trust, Inc.	77,376	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	10,413	0	46	46	0
	Receive	Prologis, Inc.	71,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	9,464	0	(36)	0	(36)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	PSA Treasury Pte Ltd.	63,855	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	19,476	0	(74)	0	(74)
Receive	Simon Property Group, Inc.	97,414	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	13,895	0	(54)	0	(54)
Receive	Vici Properities, Inc.	128,600	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	4,100	0	36	36	0
Receive	Alexandria Real Estate Equities, Inc.	2,663	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	338	0	2	2	0
Receive	American Homes 4 Rent	123,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	4,423	0	(20)	0	(20)
Receive	American Tower Corp.	41,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	8,851	0	31	31	0
Receive	Apartment Income REIT Corp.	15,502	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	538	0	(2)	0	(2)
Receive	Equity LifeStyle Properties, Inc.	156,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	11,004	0	12	12	0
Receive	First Industrial Realty Trust, Inc.	41,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	2,159	0	5	5	0
Receive	Gaming and Leisure Properties, Inc.	54,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	2,665	0	(11)	0	(11)
Receive	Invitation Homes, Inc.	288,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	9,824	0	38	38	0
Receive	Prologis, Inc.	42,750	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	5,699	0	(22)	0	(22)
Receive	Rexford Industrial Realty, Inc.	41,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	2,300	0	6	6	0
Receive	SBA Communications Corp.	17,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	4,313	0	(21)	0	(21)
Receive	Sun Communities, Inc.	14,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	1,871	0	5	5	0
Receive	Alexandria Real Estate Equities, Inc.	64,042	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	8,119	0	50	50	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	Apartment Income REIT Corp.	104,521	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	3,630	0	(15)	0	(15)

							$0	$439	$950	$(511)

Total Swap Agreements							$0	$134	$950	$(816)

(k)

Securities with an aggregate market value of $1,427 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3		Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$15,388		$0	$15,388
Industrials					0	156		0	156
U.S. Government Agencies					0	52,415		0	52,415
U.S. Treasury Obligations					0	636,715		0	636,715
Non-Agency Mortgage-Backed Securities					0	9,301		131	9,432
Asset-Backed Securities					0	97,803		0	97,803
Sovereign Issues					0	61,164		0	61,164
Common Stocks
Consumer Discretionary					5,701	0		0	5,701
Real Estate					4,976	0		0	4,976
Preferred Securities
Financials					0	880		0	880
Real Estate Investment Trusts
Real Estate					266,897	0		0	266,897
Short-Term Instruments
Commercial Paper					0	1,777		0	1,777
Short-Term Notes					0	13		0	13
Hungary Treasury Bills					0	591		0	591
U.S. Treasury Bills					0	129		0	129

					$277,574	$876,332		$131	$1,154,037
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$17,865	$0		$0	$17,865

Total Investments					$295,439	$876,332		$131	$1,171,902

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					382	1,311		0	1,693
Over the counter					0	1,058		0	1,058

					$382	$2,369		$0	$2,751
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(319)	(1,264)		0	(1,583)
Over the counter					0	(3,983)		0	(3,983)

					$(319)	$(5,247)		$0	$(5,566)

Total Financial Derivative Instruments					$63	$(2,878)		$0	$(2,815)

Totals					$295,502	$873,454		$131	$1,169,087

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Short Asset Investment Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.4% ¤
CORPORATE BONDS & NOTES 56.9%
BANKING & FINANCE 29.7%
AerCap Ireland Capital DAC
2.875% due 08/14/2024	$8,000	$7,850
3.150% due 02/15/2024	2,150	2,142
American Express Co. 6.109% (SOFRINDX + 0.720%) due 05/03/2024 ~	3,224	3,226
American Honda Finance Corp.
5.967% (US0003M + 0.280%) due 01/12/2024 ~	2,221	2,221
6.106% due 11/22/2024	10,000	10,017
American Tower Corp.
0.600% due 01/15/2024	18,876	18,840
5.000% due 02/15/2024	11,500	11,486
Athene Global Funding
0.950% due 01/08/2024	17,435	17,422
1.000% due 04/16/2024	2,660	2,619
2.514% due 03/08/2024	1,550	1,540
2.750% due 06/25/2024	3,683	3,625
6.108% (SOFRINDX + 0.700%) due 05/24/2024 ~	3,300	3,298
Banco Santander SA
2.706% due 06/27/2024	11,529	11,379
3.892% due 05/24/2024	14,190	14,094
5.742% due 06/30/2024 •	5,000	4,999
6.643% due 05/24/2024	1,100	1,104
Bank of America Corp.
5.834% due 06/14/2024	28,537	28,499
6.053% due 02/04/2025	8,000	7,995
Bank of Montreal 6.127% (SOFRINDX + 0.710%) due 03/08/2024 ~	320	320
Bank of Nova Scotia
5.813% (SOFRINDX + 0.445%) due 04/15/2024 ~	9,837	9,838
6.378% (SOFRINDX + 0.960%) due 03/11/2024 ~	19,750	19,767
Banque Federative du Credit Mutuel SA 0.650% due 02/27/2024	4,615	4,580
Barclays PLC 3.932% due 05/07/2025 •(c)	20,135	19,999
BNP Paribas SA 3.800% due 01/10/2024	37,188	37,172
BPCE SA 4.000% due 04/15/2024	435	433
Citigroup, Inc. 6.069% due 10/30/2024	10,000	10,007
CNH Industrial Capital LLC 4.200% due 01/15/2024	10,797	10,789
Credit Suisse AG
3.625% due 09/09/2024 (c)	32,000	31,562
5.779% (SOFRINDX + 0.390%) due 02/02/2024 ~	2,847	2,846
6.663% (SOFRINDX + 1.260%) due 02/21/2025 ~	3,200	3,206
Danske Bank AS 5.375% due 01/12/2024	9,668	9,666
DBS Group Holdings Ltd. 6.026% due 09/12/2025	16,500	16,521
Deutsche Bank AG
0.898% due 05/28/2024 (a)	2,000	1,965
3.700% due 05/30/2024	27,000	26,725
DNB Bank ASA 2.968% due 03/28/2025 •	2,430	2,415
Federation des Caisses Desjardins du Quebec
0.700% due 05/21/2024	847	831
2.050% due 02/10/2025	330	318
5.833% due 05/21/2024	29,568	29,558
GA Global Funding Trust 1.000% due 04/08/2024	15,400	15,177
General Motors Financial Co., Inc.
1.050% due 03/08/2024	3,000	2,973
3.500% due 11/07/2024	10,000	9,822
3.950% due 04/13/2024	3,000	2,983
5.100% due 01/17/2024	6,145	6,143
5.988% due 10/15/2024	600	599
6.177% (SOFRRATE + 0.760%) due 03/08/2024 ~	2,320	2,320
Goldman Sachs Group, Inc.
5.700% due 11/01/2024	29,000	29,087
5.918% due 09/10/2024	2,250	2,247

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2023 (Unaudited)

6.813% (SOFRRATE + 1.390%) due 03/15/2024 ~	700	701
HSBC Holdings PLC 3.803% due 03/11/2025 •	14,200	14,144
ING Groep NV 3.550% due 04/09/2024	566	563
Jackson National Life Global Funding
2.650% due 06/21/2024	2,095	2,057
3.250% due 01/30/2024	1,898	1,895
6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~	2,800	2,806
JPMorgan Chase & Co.
3.220% due 03/01/2025 •	3,526	3,512
5.949% due 06/01/2025	5,000	4,985
6.011% due 06/23/2025	350	349
6.392% due 06/14/2025	400	401
Lloyds Banking Group PLC 3.900% due 03/12/2024	1,475	1,469
Mizuho Financial Group, Inc. 2.839% due 07/16/2025 •	30,000	29,553
Morgan Stanley 6.007% (SOFRRATE + 0.625%) due 01/24/2025 ~	7,000	6,991
Nationwide Building Society 0.550% due 01/22/2024	25,368	25,302
NatWest Group PLC 4.269% due 03/22/2025 •	7,981	7,954
NatWest Markets PLC
0.800% due 08/12/2024	15,351	14,905
5.926% due 08/12/2024	4,500	4,500
New York Life Global Funding 5.846% (SOFRINDX + 0.430%) due 06/06/2024 ~	22,000	22,010
Nissan Motor Acceptance Co. LLC 6.282% due 03/08/2024	125	125
ORIX Corp. 4.050% due 01/16/2024	24,278	24,263
Pacific Life Global Funding 6.216% (SOFRRATE + 0.800%) due 12/06/2024 ~	9,000	9,015
Protective Life Global Funding 3.104% due 04/15/2024	4,730	4,699
Santander U.K. PLC 2.875% due 06/18/2024	1,503	1,484
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024	930	924
Societe Generale SA 3.875% due 03/28/2024	27,985	27,856
Standard Chartered PLC 3.785% due 05/21/2025 •	25,000	24,786
Sumitomo Mitsui Trust Bank Ltd. 5.862% (SOFRRATE + 0.440%) due 09/16/2024 ~	200	200
Toronto-Dominion Bank
5.768% due 09/10/2024	365	365
5.770% (SOFRRATE + 0.355%) due 03/04/2024 ~	3,187	3,186
6.327% (SOFRRATE + 0.910%) due 03/08/2024 ~	11,466	11,480
Toyota Motor Credit Corp.
5.697% (SOFRINDX + 0.330%) due 01/11/2024 ~	7,085	7,085
5.920% due 08/22/2024	25,000	25,026
6.020% due 06/13/2024	5,000	5,005
Wells Fargo & Co. 2.406% due 10/30/2025 •	8,040	7,823
Westpac Banking Corp. 6.411% due 02/26/2024	2,113	2,114

		761,758

INDUSTRIALS 21.4%
7-Eleven, Inc. 0.800% due 02/10/2024	18,567	18,463
Arrow Electronics, Inc. 3.250% due 09/08/2024 (c)	29,185	28,672
BAT Capital Corp. 3.222% due 08/15/2024	1,000	984
Baxter International, Inc.
1.322% due 11/29/2024	6,750	6,503
5.853% due 11/29/2024	10,000	9,977
Bayer U.S. Finance LLC 3.375% due 07/15/2024	7,500	7,396
Berry Global, Inc. 0.950% due 02/15/2024	1,795	1,782
Boeing Co.
1.433% due 02/04/2024 (c)	29,638	29,514
1.950% due 02/01/2024	4,686	4,671
Charter Communications Operating LLC
4.500% due 02/01/2024	20,948	20,915
7.289% (US0003M + 1.650%) due 02/01/2024 ~	6,780	6,780
CommonSpirit Health 2.760% due 10/01/2024 (c)	20,000	19,564
Conagra Brands, Inc. 4.300% due 05/01/2024 (c)	16,872	16,786

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2023 (Unaudited)

Cox Communications, Inc. 3.150% due 08/15/2024	9,140	8,991
CVS Health Corp. 3.375% due 08/12/2024	700	690
Daimler Truck Finance North America LLC 6.361% (SOFRRATE + 1.000%)due 04/05/2024 ~	4,122	4,126
Enbridge, Inc. 6.031% due 02/16/2024	26,323	26,331
Energy Transfer LP
3.900% due 05/15/2024	17,569	17,440
4.250% due 04/01/2024	10,000	9,964
4.500% due 04/15/2024	3,825	3,811
4.900% due 02/01/2024	2,100	2,098
5.875% due 01/15/2024	2,000	2,000
Fiserv, Inc. 2.750% due 07/01/2024	13,441	13,244
Fox Corp. 4.030% due 01/25/2024	3,696	3,692
Haleon U.S. Capital LLC 3.024% due 03/24/2024	7,519	7,473
HCA, Inc. 5.000% due 03/15/2024	29,766	29,715
Hyundai Capital America
0.800% due 01/08/2024	7,650	7,645
1.000% due 09/17/2024	7,486	7,249
6.539% due 08/04/2025	14,800	14,797
JDE Peet's NV 0.800% due 09/24/2024	7,870	7,572
Keurig Dr Pepper, Inc. 0.750% due 03/15/2024	7,400	7,327
Marriott International, Inc. 3.600% due 04/15/2024	148	147
Marubeni Corp. 3.560% due 04/26/2024	5,000	4,965
Microchip Technology, Inc.
0.972% due 02/15/2024	23,201	23,064
0.983% due 09/01/2024	1,545	1,497
Mitsubishi Corp.
2.500% due 07/09/2024	5,729	5,640
3.375% due 07/23/2024	2,000	1,976
Mondelez International, Inc. 2.125% due 03/17/2024	1,000	992
NetApp, Inc. 3.300% due 09/29/2024	8,178	8,040
NXP BV 4.875% due 03/01/2024	3,712	3,705
Panasonic Holdings Corp. 2.679% due 07/19/2024	27,305	26,868
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	15,100	14,922
Revvity, Inc. 0.850% due 09/15/2024	30,019	28,991
SK Hynix, Inc. 1.000% due 01/19/2024	12,741	12,715
Starbucks Corp. 5.819% (SOFRINDX + 0.420%) due 02/14/2024 ~	1,617	1,617
Tyson Foods, Inc. 3.950% due 08/15/2024	18,405	18,202
Volkswagen Group of America Finance LLC
6.349% due 09/12/2025	1,400	1,403
6.366% (SOFRRATE + 0.950%) due 06/07/2024 ~	38,475	38,532
Westinghouse Air Brake Technologies Corp. 4.150% due 03/15/2024	7,400	7,370

		546,818

UTILITIES 5.8%
American Electric Power Co., Inc. 2.031% due 03/15/2024	5,000	4,960
AT&T, Inc. 6.808% (TSFR3M + 1.442%) due 06/12/2024 ~	26,584	26,678
Black Hills Corp. 1.037% due 08/23/2024 (c)	25,000	24,273
CenterPoint Energy, Inc. 6.046% (SOFRINDX + 0.650%) due 05/13/2024 ~	1,542	1,542
Chugoku Electric Power Co., Inc.
2.401% due 08/27/2024	6,200	6,061
3.488% due 02/28/2024	13,028	12,983
Dominion Energy, Inc. 3.071% due 08/15/2024 þ	3,000	2,951
Edison International 3.550% due 11/15/2024	5,374	5,278
Enel Finance International NV 2.650% due 09/10/2024	1,200	1,172
Georgia Power Co. 6.144% due 05/08/2025	23,000	23,056

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2023 (Unaudited)

Jersey Central Power & Light Co. 4.700% due 04/01/2024	2,330	2,322
Kansai Electric Power Co., Inc. 2.550% due 09/17/2024	6,150	6,026
Mississippi Power Co. 5.736% (SOFRRATE + 0.300%) due 06/28/2024 ~	5,000	4,997
NextEra Energy Capital Holdings, Inc. 6.449% (SOFRINDX + 1.020%) due 03/21/2024 ~	1,630	1,631
PacifiCorp 3.600% due 04/01/2024	679	675
Southern California Edison Co. 6.266% (SOFRINDX + 0.830%) due 04/01/2024 ~	24,555	24,563

		149,168

Total Corporate Bonds & Notes (Cost $1,455,980)		1,457,744

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
3.255% due 08/25/2050 •	2,534	2,419
5.322% due 09/25/2049 •	4,846	4,718
5.420% due 12/25/2044 •	10,437	10,334
5.456% due 05/01/2038 •	2,394	2,463
5.483% due 05/25/2050 •	5,614	5,566
5.506% due 11/25/2044 •	1,851	1,832
5.553% due 09/25/2055 •	1,772	1,729
5.752% due 04/25/2036 - 06/25/2042 ~	901	883
5.802% due 07/25/2036 •	53	52
5.802% due 06/25/2043 ~	101	99
5.852% due 02/25/2042 •	287	283
5.865% due 10/01/2027	24,490	24,353
5.902% due 08/25/2049 •	280	273
5.952% due 02/25/2042 •	211	207
5.972% due 03/25/2042 ~	34	34
5.992% due 07/25/2037 •	42	41
6.002% due 10/25/2041 •	67	66
Federal Home Loan Bank 5.660% due 09/20/2024 (c)	2,550	2,550
Freddie Mac
1.000% due 09/15/2044 - 11/25/2050	23,424	19,660
5.205% due 05/15/2038 •	551	545
5.239% due 05/15/2041 •	569	561
5.252% due 06/15/2040 •	1,140	1,109
5.566% due 10/15/2037 ~	5,955	5,862
5.753% due 04/15/2037 •	199	194
5.783% due 07/15/2037 •	169	167
5.853% due 03/15/2040 - 11/15/2043 •	324	319
5.903% due 06/15/2049 •	2,251	2,192
5.953% due 08/15/2041 •	8	8
5.973% due 12/15/2041 •	237	233
6.003% due 09/15/2037 - 11/15/2041 •	410	407
6.033% due 07/15/2037 ~	386	382
6.053% due 11/15/2037 •	44	43
6.403% due 01/15/2032 •	112	113
6.453% due 01/15/2039 •	26	27
6.945% due 05/15/2033 •	93	94
Ginnie Mae
5.000% due 04/20/2037 •	487	480
5.659% due 09/20/2067 •	854	860
5.837% due 01/20/2068 •	96	95
5.877% due 07/20/2043 •	357	343
5.907% due 08/20/2065 •	567	564
5.922% due 06/20/2049 •	4,303	4,193
5.932% due 05/20/2049 •	1,397	1,342
5.937% due 12/20/2060 - 07/20/2064 •	600	595
6.007% due 04/20/2062 •	185	184
6.114% due 09/20/2066 ~	2,705	2,754
6.117% due 08/20/2061 •	22	22
6.137% due 10/20/2065 •	5	5
6.173% due 01/16/2040 •	669	667
6.187% due 08/20/2067 •	799	799
6.207% due 02/20/2066 •	7	7
6.212% due 02/20/2040 •	518	517
6.222% due 03/20/2040 •	1,577	1,573
6.242% due 04/20/2040 •	1,183	1,183
6.272% due 03/20/2040 •	1,240	1,241
7.546% due 06/20/2071 •	6,567	6,709

Total U.S. Government Agencies (Cost $119,336)		113,951

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
280 Park Avenue Mortgage Trust 6.538% due 09/15/2034 •	890	856
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	3,658	3,004

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2023 (Unaudited)

BAMLL Commercial Mortgage Securities Trust 6.509% due 09/15/2034 •	1,000	995
Barclays Commercial Mortgage Securities Trust 6.659% due 07/15/2037 •	3,100	3,051
BX Commercial Mortgage Trust 6.206% due 10/15/2036 •	12,823	12,587
BX Trust 6.563% due 10/15/2036 •	5,000	4,905
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	12,527	10,083
Commercial Mortgage Trust
3.421% due 07/10/2048	1,934	1,907
3.611% due 08/10/2049 ~	1,000	929
6.409% due 06/15/2034 •	2,700	2,409
CRSNT Commercial Mortgage Trust 6.304% due 04/15/2036 •	15,000	14,381
CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050	1,575	1,559
3.718% due 08/15/2048	9,396	9,074
GS Mortgage-Backed Securities Trust 5.000% due 01/25/2052 •	774	716
Hilton USA Trust 2.828% due 11/05/2035	10,000	8,036
JP Morgan Chase Commercial Mortgage Securities Trust 6.591% due 11/15/2038 •	12,400	12,198
JPMBB Commercial Mortgage Securities Trust 3.017% due 02/15/2048	597	587
Legacy Mortgage Asset Trust 1.991% due 09/25/2060 ~	517	515
MFA Trust 1.381% due 04/25/2065 ~	2,860	2,648
Natixis Commercial Mortgage Securities Trust 3.790% due 11/15/2032 ~	4,000	3,396
OBX Trust
1.957% due 10/25/2061 ~	11,424	9,379
2.305% due 11/25/2061 ~	10,791	9,301
2.783% due 01/25/2062 þ	11,818	10,826
RESIMAC Premier 6.172% due 07/10/2052 •	1,015	1,013
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	5,004	4,607
3.750% due 05/25/2058 ~	10,422	10,082
6.470% due 05/25/2058 •	775	788

Total Non-Agency Mortgage-Backed Securities (Cost $154,871)		139,832

ASSET-BACKED SECURITIES 20.7%
ACAS CLO Ltd. 6.547% due 10/18/2028 •	4,550	4,544
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •	1,828	1,825
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •	3,748	3,744
Apidos CLO
6.557% due 07/18/2029 •	13,732	13,712
6.594% due 07/17/2030 •	5,814	5,804
AREIT Trust 6.553% due 11/17/2038 •	3,322	3,295
Ares CLO Ltd.
6.525% due 01/15/2029 •	544	543
6.825% due 10/15/2030 •	977	978
ARI Fleet Lease Trust 5.924% due 10/15/2024	8,833	8,841
BHG Securitization Trust 0.900% due 10/17/2034	1,866	1,807
BMW Vehicle Lease Trust 5.270% due 02/25/2025	5,451	5,448
Capital One Multi-Asset Execution Trust 6.056% due 07/15/2027 •	16,500	16,534
Carlyle Global Market Strategies CLO Ltd. 6.589% due 08/14/2030 •	15,198	15,173
Carmax Auto Owner Trust 5.230% due 01/15/2026	3,481	3,475
Carmax Auto Owner Trust 6.238% due 12/15/2025 •	8,053	8,063
Catamaran CLO Ltd. 6.774% due 04/22/2030 •	11,207	11,206
CBAM Ltd.
6.684% due 04/17/2031 ~	9,523	9,508
6.927% due 07/20/2030 •	830	831
Chesapeake Funding LLC
0.870% due 08/15/2032	708	703
6.103% due 08/15/2032 •	884	884
CIFC Funding Ltd. 6.610% due 10/24/2030 •	422	421

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2023 (Unaudited)

Citibank Credit Card Issuance Trust
5.984% due 12/08/2027	10,000	10,019
6.084% due 08/07/2027 •	16,500	16,563
6.091% due 04/22/2026 •	26,500	26,532
Citizens Auto Receivables Trust 6.288% due 07/15/2026	6,714	6,727
CNH Equipment Trust 5.900% due 02/16/2027	4,300	4,328
Crestline Denali CLO Ltd. 6.707% due 04/20/2030 •	8,938	8,932
Daimler Trucks Retail Trust 6.030% due 09/15/2025	4,000	4,009
Discover Card Execution Note Trust 6.076% due 12/15/2026 •	16,500	16,528
DLLAA LLC 5.631% due 08/20/2024	2,878	2,879
Dryden Senior Loan Fund 6.655% due 07/15/2030 •	1,365	1,362
Fifth Third Auto Trust 5.868% due 11/16/2026	14,300	14,305
Ford Credit Auto Lease Trust 5.988% due 06/15/2025 ~	5,721	5,725
GM Financial Automobile Leasing Trust 5.888% due 06/20/2025 •	5,892	5,896
GM Financial Consumer Automobile Receivables Trust 5.958% due 03/16/2026 •	8,590	8,602
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •	1,625	1,624
GoldenTree Loan Opportunities Ltd. 6.762% due 10/29/2029 •	5,902	5,909
Halseypoint CLO Ltd. 7.102% due 11/30/2032 •	1,600	1,601
Harley Davidson Motorcycle Trust 5.868% due 06/15/2026 •	2,473	2,473
Harley Davidson Motorcycle Trust 5.320% due 06/15/2026	2,861	2,856
Hertz Vehicle Financing LLC 3.370% due 03/25/2025	4,650	4,633
Honda Auto Receivables Owner Trust
5.410% due 04/15/2026	9,000	9,001
5.710% due 03/18/2026	6,200	6,220
5.870% due 06/22/2026	9,000	9,059
ICG U.S. CLO Ltd. 6.800% due 01/24/2032	1,900	1,898
KKR CLO Ltd. 6.605% due 07/15/2030 •	18,319	18,293
Kubota Credit Owner Trust 5.610% due 07/15/2026	20,000	20,070
LAD Auto Receivables Trust 5.930% due 06/15/2027	9,190	9,199
LCM LP 6.528% due 07/19/2027 •	921	922
LCM Ltd. 6.757% due 04/20/2031 •	2,000	1,995
Madison Park Funding Ltd.
6.405% due 04/15/2029 •	3,256	3,244
6.808% due 04/19/2033 •	5,550	5,557
Marathon Static CLO Ltd. 7.166% due 07/20/2030	1,916	1,914
Master Credit Card Trust 6.188% due 01/21/2027	4,000	4,017
Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026	9,003	8,989
5.260% due 10/15/2025	5,043	5,039
MF1 Ltd. 6.553% due 10/16/2036 •	3,965	3,905
MFA Trust 2.363% due 03/25/2060 þ	4,379	4,324
MMAF Equipment Finance LLC
2.770% due 02/13/2025	2,828	2,814
5.790% due 11/13/2026	5,100	5,120
Navient Private Education Loan Trust 6.196% (TSFR1M + 0.834%) due 12/15/2059 ~	2,338	2,321
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	5,417	4,961
1.580% due 04/15/2070	8,570	7,440
1.690% due 05/15/2069	2,057	1,873
2.230% due 07/15/2070	1,241	1,095
3.130% due 02/15/2068	754	724
Nelnet Student Loan Trust 1.420% due 04/20/2062	2,103	1,911
Neuberger Berman CLO Ltd. 6.717% due 04/20/2031 •	1,000	999
Nissan Auto Lease Trust 5.968% due 03/17/2025 •	13,761	13,774

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2023 (Unaudited)

OSD CLO Ltd. 6.534% due 04/17/2031 •	14,120	14,068
Palmer Square Loan Funding Ltd. 6.477% due 07/20/2029 •	12,388	12,352
Pawneee Equipment Receivables LLC 1.100% due 07/15/2027	5,158	5,041
PHEAA Student Loan Trust 6.402% due 11/25/2065 •	2,399	2,379
Race Point CLO Ltd. 6.595% due 10/15/2030 •	2,717	2,711
Saranac CLO Ltd. 6.781% due 08/13/2031 •	1,332	1,332
SLM Private Credit Student Loan Trust 5.956% due 12/15/2038 •	1,444	1,401
Sound Point CLO Ltd. 6.574% due 01/23/2029 •	4,154	4,156
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •	800	798
TCW CLO Ltd. 6.610% due 04/25/2031 •	1,711	1,712
Tesla Auto Lease Trust
5.860% due 08/20/2025	1,000	1,002
6.020% due 09/22/2025	2,500	2,510
Towd Point HE Trust 0.918% due 02/25/2063 ~	2,177	2,071
Venture CLO Ltd.
6.535% due 04/15/2027 •	1,869	1,869
6.631% due 09/07/2030 •	12,558	12,534
6.667% due 07/20/2030 •	2,532	2,521
Vibrant CLO Ltd. 6.582% due 06/20/2029 ~	753	753
Volkswagen Auto Loan Enhanced Trust 5.858% due 12/21/2026	19,766	19,779
Wellfleet CLO Ltd. 6.567% due 04/20/2029 •	3,068	3,071
Wellman Park CLO Ltd. 6.755% due 07/15/2034 •	2,000	1,994
World Omni Auto Receivables Trust
3.730% due 03/16/2026	5,501	5,471
6.188% due 03/16/2026 •	5,711	5,718

Total Asset-Backed Securities (Cost $532,668)		530,763

SOVEREIGN ISSUES 2.7%
CDP Financial, Inc. 5.799% due 05/19/2025	13,825	13,828
CPPIB Capital, Inc. 6.604% (SOFRINDX + 1.250%) due 04/04/2025 ~	54,714	55,359

Total Sovereign Issues (Cost $69,147)		69,187

SHORT-TERM INSTRUMENTS 12.2%
COMMERCIAL PAPER 7.4%
Arrow Electronics, Inc.
5.900% due 01/23/2024	1,500	1,494
5.900% due 01/24/2024	1,800	1,792
Bacardi-Martini BV 5.950% due 01/24/2024	11,300	11,252
Cigna Corp.
5.650% due 01/16/2024	7,900	7,878
5.680% due 01/17/2024	15,500	15,455
Constellation Brands, Inc.
5.680% due 01/08/2024	6,600	6,590
5.740% due 01/05/2024	1,400	1,399
Constellation Energy Generation LLC 5.660% due 01/09/2024	18,700	18,666
Energy Transfer Partners LP 5.850% due 01/04/2024	1,800	1,798
Fidelity National Information Services, Inc. 5.700% due 01/08/2024	23,250	23,215
Global Payments, Inc. 6.030% due 01/05/2024	28,400	28,367
Intercontinental Exchange, Inc. 5.600% due 01/02/2024	9,200	9,194
LVMH Moet Hennessy Louis Vuitton SE 5.490% due 01/29/2024	14,000	13,936
Nissan Motor Acceptance Co LLC 6.200% due 01/12/2024	15,400	15,365
Quanta Storage, Inc.
5.900% due 01/02/2024	1,700	1,699
5.900% due 01/08/2024	13,200	13,179
5.900% due 01/09/2024	9,500	9,483

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2023 (Unaudited)

5.900% due 01/18/2024	8,850	8,821

		189,583

REPURCHASE AGREEMENTS (b) 3.6%		92,335

SHORT-TERM NOTES 1.2%
American Honda Finance Corp. 5.971% due 06/07/2024	26,091	26,109
Carmax Auto Owner Trust 5.631% due 07/15/2024	954	954
Kubota Credit Owner Trust 5.622% due 07/15/2024	2,916	2,916
Toyota Motor Credit Corp. 5.771% due 02/22/2024	967	967

		30,946

Total Short-Term Instruments (Cost $312,966)		312,864

Total Investments in Securities (Cost $2,644,968)		2,624,341

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	7,221	70

Total Short-Term Instruments (Cost $71)		70

Total Investments in Affiliates (Cost $71)		70

Total Investments 102.4% (Cost $2,645,039)		$2,624,411
Financial Derivative Instruments (d) (0.0)%(Cost or Premiums, net $0)		(179)
Other Assets and Liabilities, net (2.4)%		(62,554)

Net Assets 100.0%		$2,561,678

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	09/13/2023	$1,958	$1,964	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$11,335	U.S. Treasury Notes 4.875% due 11/30/2025	$(11,562)	$11,335	$11,337
5.330	12/29/2023	01/02/2024	81,000	U.S. Treasury Bonds 1.875% due 02/15/2051	(82,620)	81,000	81,048

Total Repurchase Agreements	$(94,182)	$92,335	$92,385

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

DEU	5.400%	12/29/2023	01/02/2024	$(1,002)	$(1,003)
SOG	5.540	12/21/2023	TBD(3)	(130,525)	(130,746)

Total Reverse Repurchase Agreements	$(131,749)

(c)	Securities with an aggregate market value of $140,611 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(12,567) at a weighted average interest rate of 5.276%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2024	14	$1,523	$33	$1	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	1,254	$(302,778)	$(2,875)	$0	$(126)
U.S. Treasury 2-Year Note March Futures	03/2024	786	(161,848)	(1,410)	0	(98)
U.S. Treasury 10-Year Note March Futures	03/2024	86	(9,709)	(305)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	194	(22,895)	(1,106)	18	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	48	(6,413)	(621)	26	0

$(6,317)	$44	$(224)

Total Futures Contracts	$(6,284)	$45	$(224)

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2023 (Unaudited)

Cash of $5,545 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$761,758	$0	$761,758
Industrials	0	546,818	0	546,818
Utilities	0	149,168	0	149,168
U.S. Government Agencies	0	113,951	0	113,951
Non-Agency Mortgage-Backed Securities	0	139,832	0	139,832
Asset-Backed Securities	0	530,763	0	530,763
Sovereign Issues	0	69,187	0	69,187
Short-Term Instruments
Commercial Paper	0	189,583	0	189,583
Repurchase Agreements	0	92,335	0	92,335
Short-Term Notes	0	30,946	0	30,946

	$0	$2,624,341	$0	$2,624,341
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$70	$0	$0	$70

Total Investments	$70	$2,624,341	$0	$2,624,411

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$45	$0	$45

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(224)	$0	$(224)

Total Financial Derivative Instruments	$0	$(179)	$0	$(179)

Totals	$70	$2,624,162	$0	$2,624,232

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.8% ¤
MUNICIPAL BONDS & NOTES 91.7%
ALABAMA 3.4%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.220% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,952
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,200	1,285
5.500% due 10/01/2054	1,900	2,100
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,000	1,121
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,875	4,706
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	491
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	1,400	1,464
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	1,900	2,029

		15,148

ARIZONA 2.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2014 5.000% due 01/01/2044	4,000	4,000
Arizona Health Facilities Authority Revenue Bonds, Series 2015 4.120% due 01/01/2046	1,125	1,110
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	1,000	1,018
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	1,500	1,564
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	807
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014 4.750% due 07/01/2044	1,200	1,210
Phoenix, Arizona General Obligation Refunding Notes, Series 2022 5.000% due 07/01/2026	1,360	1,442
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,650	1,613

		12,764

CALIFORNIA 12.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.280% (MUNIPSA) due 04/01/2056 ~	1,000	972
4.320% (MUNIPSA) due 04/01/2056 ~	2,500	2,468
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,000	2,160
5.250% due 01/01/2054	1,500	1,588
5.250% due 11/01/2054	3,100	3,358
5.500% due 10/01/2054	1,000	1,110
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.220% (MUNIPSA) due 08/01/2047 ~	5,500	5,464
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	7,315	7,307
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.570% (MUNIPSA) due 12/01/2050 ~	2,000	1,949
California State General Obligation Notes, Series 2023 5.000% due 09/01/2025	4,000	4,158
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	1,300	1,420
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 5.250% due 02/01/2026	3,300	3,410
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
0.988% due 06/01/2024	3,500	3,441
2.587% due 06/01/2029	5,875	5,195
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	1,535	1,570
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	3,250	3,735
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 08/01/2030 (b)	1,000	832
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,317

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,500	1,444

		53,898

COLORADO 2.4%
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.420% (MUNIPSA) due 05/15/2061 ~	4,000	3,970
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,090
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	550	517
Denver, Colorado Airport System City & County Revenue Notes, Series 2023 5.000% due 11/15/2027	1,000	1,068
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2026	550	570
University of Colorado Revenue Bonds, Series 2019 2.000% due 06/01/2054	3,465	3,437

		10,652

CONNECTICUT 1.5%
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,115
Connecticut State General Obligation Bonds, Series 2013 4.820% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,980	1,981
Connecticut State General Obligation Notes, Series 2022 5.000% due 11/15/2028	1,500	1,682

		6,778

DELAWARE 0.3%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.050% due 01/01/2031	1,250	1,201

DISTRICT OF COLUMBIA 0.6%
District of Columbia General Obligation Notes, Series 2023 5.000% due 06/01/2025	1,000	1,032
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2023 5.000% due 10/01/2025	1,750	1,799

		2,831

FLORIDA 2.0%
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2027	1,250	1,296
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2025	710	733
Florida Development Finance Corp. Revenue Notes, Series 2023 5.000% due 09/01/2025	3,200	3,263
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2025	500	518
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	3,000	3,057

		8,867

GEORGIA 2.3%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,500	1,495
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	3,000	2,941
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023 5.000% due 04/01/2028	1,400	1,524
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	1,900	2,046
Municipal Electric Authority of Georgia Revenue Bonds, Series 2012 5.000% due 01/01/2039	1,500	1,501
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2024	750	750
Municipal Electric Authority of Georgia Revenue Notes, Series 2021 5.000% due 01/01/2024	100	100

		10,357

ILLINOIS 8.4%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2029	2,000	2,009
Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023 5.000% due 01/01/2027	1,000	1,072
Chicago Midway International Airport, Illinois Revenue Notes, Series 2024 5.000% due 01/01/2028 (a)	2,000	2,123
Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2030	2,000	2,174

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2020 4.100% due 08/15/2049	8,350	8,350
Illinois Finance Authority Revenue Bonds, Series 2021 4.570% (MUNIPSA) due 05/01/2042 ~	1,500	1,469
Illinois Finance Authority Revenue Bonds, Series 2023 4.600% due 10/01/2053	5,000	5,057
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	750	793
Illinois Finance Authority Revenue Notes, Series 2021 5.000% due 08/15/2025	1,485	1,530
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,000	1,032
5.500% due 05/01/2030	7,750	8,694
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025	1,375	1,362
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,400	1,556

		37,221

INDIANA 2.3%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,350	3,052
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	800	752
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,168
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,056
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,056

		10,084

IOWA 0.8%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 3.384% due 08/15/2032	1,600	1,600
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046	2,019	2,059

		3,659

KANSAS 2.2%
Burlington, Kansas Revenue Bonds, Series 2023 4.300% due 03/01/2045	4,500	4,557
Kansas Department of Transportation State Revenue Bonds, Series 2004 4.320% (0.7*US0001M + 0.500%) due 09/01/2024 ~	5,150	5,157

		9,714

KENTUCKY 1.4%
Kentucky Asset Liability Commission Revenue Notes, Series 2021 5.000% due 11/01/2024	2,320	2,356
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,500	2,507
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	1,400	1,422

		6,285

LOUISIANA 1.8%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	2,000	1,938
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	3,325	3,281
2.375% due 06/01/2037	3,175	3,017

		8,236

MAINE 0.2%
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2027	1,000	1,054

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,000	1,017

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts Revenue Bonds,(BAM,NPFGC Insured), Series 2005 5.500% due 01/01/2034	5,000	6,067

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.470% (MUNIPSA) due 07/01/2049 ~	2,500	2,477

		8,544

MICHIGAN 3.5%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.390% (TSFR3M) due 07/01/2032 ~	2,500	2,378
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.620% (MUNIPSA) due 04/15/2047 ~	2,500	2,486
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	1,068	1,048
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,504
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,100	1,176
5.000% due 12/01/2028	6,655	7,229

		15,821

MISSOURI 1.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	2,350	2,788
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034	1,000	1,176
St Louis School District, Missouri General Obligation Notes, (AGM Insured), (BAM Insured), Series 2022 4.000% due 04/01/2024	2,000	2,005

		5,969

MULTI-STATE 0.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.548% due 08/25/2040	3,500	3,469

NEBRASKA 0.4%
Nebraska Public Power District Revenue Notes, Series 2023 5.000% due 07/01/2028	1,500	1,645

NEW JERSEY 4.0%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	5,000	5,075
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.000% due 03/01/2028	2,000	2,186
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	3,250	3,432
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	6,000	6,330
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	609

		17,632

NEW YORK 8.1%
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,500	2,524
Erie County, New York Industrial Development Agency Revenue Notes, Series 2022 5.000% due 05/01/2025	810	834
Iroquois Central School District, New York General Obligation Notes, Series 2023 4.500% due 06/21/2024	1,350	1,357
Long Island Power Authority, New York Revenue Bonds, Series 2022 4.320% (MUNIPSA) due 09/01/2038 ~	2,000	1,970
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 4.411% (SOFRRATE) due 11/01/2032 ~	2,000	1,992
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028	675	731
New York City, New York General Obligation Bonds, Series 2012 4.150% due 04/01/2042	8,350	8,350
New York City, New York General Obligation Bonds, Series 2018 4.100% due 12/01/2047	4,000	4,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	2,945	2,789
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2027	1,250	1,305
New York Power Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 11/15/2027	1,300	1,421
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,577
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	4,000	4,096

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

Port Authority of New York & New Jersey Revenue Notes, Series 2023 5.000% due 12/01/2024	2,250	2,285

		36,231

NORTH CAROLINA 1.0%
State of North Carolina Build Revenue Notes, Series 2022 5.000% due 05/01/2028	4,175	4,633

OHIO 2.8%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Notes, Series 2022 5.000% due 11/15/2031	1,250	1,436
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	1,000	983
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	2,000	2,041
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Notes, Series 2022 4.000% due 09/01/2030	2,900	2,949
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.375% due 02/01/2026	1,000	966
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	800	714
State of Ohio Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series 2021 5.000% due 01/01/2033	2,415	2,843
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2028 (b)	500	428

		12,360

OREGON 0.3%
Multnomah County School District 40, Oregon General Obligation Notes, Series 2023 0.000% due 06/15/2026 (b)	275	256
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2025	450	460
Oregon State General Obligation Notes, Series 2023 5.000% due 05/01/2025	500	515

		1,231

PENNSYLVANIA 4.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.570% due 11/15/2047	4,000	3,951
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.961% (SOFRRATE) due 01/01/2032 ~	4,490	4,419
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	3,500	3,589
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 4.860% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,500
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	874
Pennsylvania Turnpike Commission Revenue Notes, Series 2021 4.000% due 12/01/2024	725	732
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2021 5.000% due 07/01/2027	4,000	4,224

		19,289

PUERTO RICO 2.0%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2023 5.000% due 03/01/2027	2,000	2,082
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,772
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (b)	437	429
0.000% due 07/01/2027 (b)	1,670	1,456

		8,739

SOUTH CAROLINA 1.2%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 4.516% (US0001M) due 10/01/2048 ~	2,000	2,000
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,100	1,199
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,315

		5,514

TENNESSEE 1.9%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	3,000	3,026
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	3,009

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,000	1,068
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,200	1,239

		8,342

TEXAS 7.7%
Austin, Texas Electric Utility Revenue Notes, Series 2023
5.000% due 11/15/2024	850	865
5.000% due 11/15/2026	1,750	1,871
County of Williamson, Texas General Obligation Notes, Series 2023 5.000% due 02/15/2025	2,500	2,562
Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2023 5.000% due 08/15/2024	750	760
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	2,000	1,988
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,000	2,157
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
4.447% (SOFRRATE) due 11/15/2046 ~	2,500	2,499
5.000% due 07/01/2049	2,500	2,629
Houston, Texas Airport System Revenue Notes, (AGM Insured), Series 2023
5.000% due 07/01/2026	500	521
5.000% due 07/01/2027	1,400	1,485
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,378
Montgomery County, Texas General Obligation Bonds, Series 2018 5.000% due 03/01/2034	1,005	1,102
North Texas Tollway Authority Revenue Notes, Series 2015 5.000% due 01/01/2024	675	675
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,625	1,610
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,249
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	1,250	1,237
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,600	1,662
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.233% (TSFR3M) due 12/15/2026 ~	1,500	1,495
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	1,400	1,510
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 04/15/2024	1,000	1,006
Williamson County, Texas General Obligation Notes, Series 2021 1.286% due 02/15/2029	4,700	4,070

		34,331

UTAH 0.8%
City of Salt Lake, Utah Revenue Notes, Series 2023 5.000% due 07/01/2025	1,600	1,636
Intermountain Power Agency, Utah Power Supply Revenue Notes, Series 2022 5.000% due 07/01/2027	1,650	1,791

		3,427

VIRGINIA 1.4%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,300	1,446
Virginia College Building Authority Revenue Notes, Series 2021 0.770% due 09/01/2026	3,000	2,713
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	2,100	2,068

		6,227

WASHINGTON 2.1%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 4.070% (MUNIPSA) due 11/01/2045 ~	4,500	4,426
Energy Northwest, Washington Revenue Notes, Series 2022 5.000% due 07/01/2026	1,750	1,855
Grant County, Washington Public Utility District No 2, Revenue Notes, Series 2023 5.000% due 01/01/2026	500	523
University of Washington Revenue Bonds, Series 2022 4.000% due 05/01/2048	2,500	2,584

		9,388

WISCONSIN 1.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,557
Public Finance Authority, Wisconsin Revenue Notes, Series 2020 5.000% due 06/01/2026	550	569

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2025	290	286
4.000% due 10/01/2027	195	191
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 4.050% (MUNIPSA) due 08/15/2054 ~	2,500	2,459

		6,062

Total Municipal Bonds & Notes (Cost $406,335)		408,620

U.S. GOVERNMENT AGENCIES 0.4%
Freddie Mac 5.917% due 07/15/2040	1,996	2,004

Total U.S. Government Agencies (Cost $1,997)		2,004

SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS (c) 0.3%		1,211

MUNICIPAL BONDS & NOTES 2.4%
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2023 5.000% due 01/01/2024	$750	750
Los Angeles County, California Facilities Inc Revenue Notes, Series 2023 5.000% due 06/28/2024	4,000	4,041
Port of Los Angeles, California Revenue Notes, Series 2023 5.000% due 06/27/2024	3,900	3,939
School District of Broward County, Florida Revenue Notes, Series 2023 5.000% due 06/28/2024	2,000	2,016

Total Municipal Bonds & Notes (Cost $10,733)		10,746

Total Short-Term Instruments (Cost $11,944)		11,957

Total Investments in Securities (Cost $420,276)		422,581

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	2,186,794	21,271

Total Short-Term Instruments (Cost $21,263)		21,271

Total Investments in Affiliates (Cost $21,263)		21,271

Total Investments 99.6% (Cost $441,539)		$443,852
Other Assets and Liabilities, net 0.4%		1,879

Net Assets 100.0%		$445,731

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$1,211	U.S. Treasury Notes 0.375% due 11/30/2025		$(1,235)	$1,211	$1,211

Total Repurchase Agreements							$(1,235)	$1,211	$1,211

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$15,148	$0	$15,148
	Arizona				0	12,764	0	12,764
	California				0	53,898	0	53,898
	Colorado				0	10,652	0	10,652
	Connecticut				0	6,778	0	6,778
	Delaware				0	1,201	0	1,201
	District of Columbia				0	2,831	0	2,831
	Florida				0	8,867	0	8,867
	Georgia				0	10,357	0	10,357
	Illinois				0	37,221	0	37,221
	Indiana				0	10,084	0	10,084
	Iowa				0	3,659	0	3,659
	Kansas				0	9,714	0	9,714
	Kentucky				0	6,285	0	6,285
	Louisiana				0	8,236	0	8,236
	Maine				0	1,054	0	1,054
	Maryland				0	1,017	0	1,017
	Massachusetts				0	8,544	0	8,544
	Michigan				0	15,821	0	15,821
	Missouri				0	5,969	0	5,969
	Multi-State				0	3,469	0	3,469
	Nebraska				0	1,645	0	1,645
	New Jersey				0	17,632	0	17,632
	New York				0	36,231	0	36,231
	North Carolina				0	4,633	0	4,633
	Ohio				0	12,360	0	12,360
	Oregon				0	1,231	0	1,231
	Pennsylvania				0	19,289	0	19,289
	Puerto Rico				0	8,739	0	8,739
	South Carolina				0	5,514	0	5,514
	Tennessee				0	8,342	0	8,342
	Texas				0	34,331	0	34,331
	Utah				0	3,427	0	3,427
	Virginia				0	6,227	0	6,227
	Washington				0	9,388	0	9,388
	Wisconsin				0	6,062	0	6,062
U.S. Government Agencies					0	2,004	0	2,004
Short-Term Instruments
	Repurchase Agreements				0	1,211	0	1,211
	Municipal Bonds & Notes				0	10,746	0	10,746

					$0	$422,581	$0	$422,581
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$21,271	$0	$0	$21,271

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2023 (Unaudited)

Total Investments	$21,271	$422,581	$0	$443,852

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Short-Term Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$5,221	$4,645

Total Loan Participations and Assignments (Cost $5,163)			4,645

CORPORATE BONDS & NOTES 43.7%
BANKING & FINANCE 30.9%
ABN AMRO Bank NV 6.575% due 10/13/2026		15,600	15,865
AerCap Ireland Capital DAC
1.650% due 10/29/2024		32,455	31,341
3.150% due 02/15/2024		44,307	44,135
4.875% due 01/16/2024		45,138	45,110
Ally Financial, Inc.
3.875% due 05/21/2024		5,979	5,929
5.125% due 09/30/2024		65,096	64,609
American Honda Finance Corp. 6.227% due 10/03/2025		35,600	35,682
Aozora Bank Ltd. 1.050% due 09/09/2024		30,400	29,419
Athene Global Funding
0.950% due 01/08/2024		4,110	4,107
1.000% due 04/16/2024		16,585	16,330
2.514% due 03/08/2024		10,480	10,412
5.962% due 08/19/2024		120	120
6.108% (SOFRINDX + 0.700%) due 05/24/2024 ~		79,805	79,747
6.398% (US0003M + 0.730%) due 01/08/2024 ~		14,615	14,615
Aviation Capital Group LLC
4.375% due 01/30/2024		500	499
5.500% due 12/15/2024		500	498
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		24,800	23,940
3.950% due 07/01/2024		2,176	2,148
5.250% due 05/15/2024		5,591	5,562
Banco Santander SA
2.706% due 06/27/2024		1,000	987
3.892% due 05/24/2024		7,100	7,052
5.742% due 06/30/2024		30,900	30,897
Bank of America Corp.
0.976% due 04/22/2025		46,789	46,048
1.843% due 02/04/2025 •		22,146	22,061
3.093% due 10/01/2025 •		3,111	3,051
3.458% due 03/15/2025 •		22,846	22,740
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~		32,600	32,676
Banque Federative du Credit Mutuel SA 5.799% due 02/04/2025		2,500	2,488
Barclays PLC
3.932% due 05/07/2025 •		121,388	120,568
6.515% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	23,750	16,273
BNP Paribas SA
2.819% due 11/19/2025 •		$4,849	4,727
3.375% due 01/09/2025		52,440	51,375
4.705% due 01/10/2025 •		48,810	48,806
4.705% due 01/10/2025		1,000	1,000
6.124% (BBSW3M + 1.750%) due 02/28/2024 ~	AUD	9,000	6,139
BPCE SA 2.375% due 01/14/2025		$3,359	3,250
Brighthouse Financial Global Funding 6.127% due 04/12/2024		8,235	8,219
Cantor Fitzgerald LP 4.875% due 05/01/2024		85,672	85,033
Citibank NA 6.475% due 12/04/2026		12,500	12,530
Citigroup, Inc. 4.140% due 05/24/2025		3,400	3,380
Cooperatieve Rabobank UA 4.567% (BBSW3M + 0.350%) due 04/19/2024 ~	AUD	3,500	2,384
Credit Suisse AG
3.625% due 09/09/2024		$5,000	4,932
4.750% due 08/09/2024		6,878	6,838
5.779% (SOFRINDX + 0.390%) due 02/02/2024 ~		1,100	1,100

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

6.663% (SOFRINDX + 1.260%) due 02/21/2025 ~		3,130	3,136
Danske Bank AS
0.976% due 09/10/2025		6,000	5,804
3.244% due 12/20/2025 •		3,419	3,332
3.773% due 03/28/2025		1,400	1,393
5.375% due 01/12/2024		53,675	53,664
Deutsche Bank AG
0.898% due 05/28/2024 (e)		51,593	50,684
1.447% due 04/01/2025 •(e)		11,475	11,339
3.700% due 05/30/2024		41,902	41,474
3.961% due 11/26/2025 •		15,100	14,856
DNB Bank ASA
1.127% due 09/16/2026 •		8,300	7,706
2.968% due 03/28/2025 •		15,520	15,422
First Abu Dhabi Bank PJSC 5.483% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	17,200	11,708
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		$19,700	18,959
4.063% due 11/01/2024		9,715	9,550
4.134% due 08/04/2025		7,500	7,294
4.687% due 06/09/2025		4,176	4,103
5.125% due 06/16/2025		25,902	25,588
5.584% due 03/18/2024		11,097	11,083
FS KKR Capital Corp. 1.650% due 10/12/2024		10,000	9,652
GA Global Funding Trust
0.800% due 09/13/2024		6,318	6,074
1.000% due 04/08/2024		10,693	10,538
3.850% due 04/11/2025		2,915	2,858
5.921% (SOFRRATE + 0.500%) due 09/13/2024 ~		12,515	12,433
6.727% (SOFRRATE + 1.360%) due 04/11/2025 ~		8,495	8,482
6.727% due 04/11/2025		1,550	1,554
General Motors Financial Co., Inc. 5.100% due 01/17/2024		30,444	30,433
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		49,463	49,293
3.272% due 09/29/2025 •		27,326	26,867
5.319% (BBSW3M + 0.950%) due 06/22/2027 ~	AUD	3,200	2,143
5.700% due 11/01/2024		$18,000	18,054
5.861% due 10/21/2024 •		4,124	4,119
5.900% (BBSW3M + 1.550%) due 05/02/2024 ~	AUD	16,730	11,413
6.208% due 12/09/2026 •		$15,800	15,651
6.811% (US0003M + 1.170%) due 05/15/2026 ~		3,773	3,798
HSBC Bank PLC 5.786% due 09/28/2024 •		29,948	30,005
HSBC Holdings PLC
4.180% due 12/09/2025		2,100	2,072
6.846% (SOFRRATE + 1.430%) due 03/10/2026 ~		36,000	36,127
6.863% (US0003M + 1.230%) due 03/11/2025 ~		53,850	53,943
7.008% (US0003M + 1.380%) due 09/12/2026 ~		8,377	8,458
ING Groep NV
6.442% (SOFRINDX + 1.010%) due 04/01/2027 ~		32,455	32,025
7.076% (SOFRINDX + 1.640%) due 03/28/2026 ~		81,186	81,710
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		50,200	50,304
JPMorgan Chase & Co.
2.301% due 10/15/2025 •		19,633	19,135
3.220% due 03/01/2025 •		27,755	27,644
6.018% due 12/10/2025		3,500	3,495
6.195% (SOFRRATE + 0.765%) due 09/22/2027 ~		24,500	24,294
6.518% (US0003M + 0.850%) due 01/10/2025 ~		2,155	2,156
LeasePlan Corp. NV 2.875% due 10/24/2024		18,900	18,480
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		6,615	6,464
3.870% due 07/09/2025 •		59,225	58,677
4.450% due 05/08/2025		5,700	5,636
5.750% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	10,350	7,064
Mitsubishi UFJ Financial Group, Inc.
5.407% (BBSW3M + 1.250%) due 10/01/2024 ~		3,400	2,321
6.339% (SOFRRATE + 0.940%) due 02/20/2026 ~		$3,400	3,401
6.801% (SOFRRATE + 1.385%) due 09/12/2025 ~		59,700	59,894
7.023% (SOFRRATE + 1.650%) due 07/18/2025 ~		52,600	52,814
Mizuho Bank Ltd.
4.923% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	7,600	5,174
5.117% (BBSW3M + 0.750%) due 08/07/2024 ~		25,950	17,706
Mizuho Financial Group, Inc.
2.839% due 07/16/2025 •		$6,412	6,316
6.361% (SOFRRATE + 0.960%) due 05/22/2026 ~		700	700
Morgan Stanley
0.790% due 05/30/2025		105,100	102,775
0.791% due 01/22/2025		6,410	6,391
6.007% (SOFRRATE + 0.625%) due 01/24/2025 ~		7,702	7,692
National Bank of Canada 3.750% due 06/09/2025		1,740	1,725

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

NatWest Group PLC 4.269% due 03/22/2025 •		62,660	62,448
NatWest Markets PLC
6.196% (SOFRRATE + 0.760%) due 09/29/2026 ~		1,600	1,575
6.880% (SOFRRATE + 1.450%) due 03/22/2025 ~		42,600	42,886
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		218	216
1.125% due 09/16/2024		13,284	12,819
6.282% (US0003M + 0.640%) due 03/08/2024 ~		28,723	28,711
6.282% due 03/08/2024		1,600	1,599
Nomura Holdings, Inc. 2.648% due 01/16/2025		78,089	75,816
Nordea Bank Abp 6.376% (SOFRRATE + 0.960%) due 06/06/2025 ~		19,200	19,281
Pacific Life Global Funding
6.035% (SOFRRATE + 0.620%) due 06/04/2026 ~		2,322	2,303
6.216% (SOFRRATE + 0.800%) due 12/06/2024 ~		1,150	1,152
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		15,173	15,146
QNB Finance Ltd. 6.886% (US0003M + 1.250%) due 03/21/2024 ~		63,400	63,491
Santander Holdings USA, Inc. 3.500% due 06/07/2024		4,919	4,868
Santander U.K. Group Holdings PLC 1.089% due 03/15/2025 •		2,205	2,181
Shinhan Bank Co. Ltd. 5.238% (BBSW3M + 0.880%) due 09/29/2025 ~	AUD	970	661
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024		$43,969	43,677
Societe Generale SA
2.625% due 01/22/2025		72,536	70,331
6.425% (SOFRRATE + 1.050%) due 01/21/2026 ~		58,015	57,648
Standard Chartered PLC
1.822% due 11/23/2025 •		5,000	4,817
3.785% due 05/21/2025 •		4,963	4,921
6.337% (SOFRRATE + 0.930%) due 11/23/2025 ~		42,550	42,343
6.337% due 11/23/2025		1,600	1,592
7.176% (SOFRRATE + 1.740%) due 03/30/2026 ~		65,000	65,315
Sumitomo Mitsui Financial Group, Inc.
5.402% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	126,700	86,522
6.796% (SOFRRATE + 1.430%) due 01/13/2026 ~		$1,380	1,391
Sumitomo Mitsui Trust Bank Ltd. 5.862% (SOFRRATE + 0.440%) due 09/16/2024 ~		3,027	3,025
Synchrony Financial
4.250% due 08/15/2024		20,676	20,458
4.375% due 03/19/2024		23,628	23,547
UBS AG 5.212% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	99,040	67,346
UBS Group AG 6.976% (SOFRRATE + 1.580%) due 05/12/2026 ~		$65,900	66,219
Wells Fargo & Co.
2.406% due 10/30/2025 •		96,390	93,789
6.701% (SOFRRATE + 1.320%) due 04/25/2026 ~		13,332	13,433

			3,221,204

INDUSTRIALS 9.5%
3M Co. 5.939% due 02/14/2024		48,390	48,370
Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	17,160	11,571
5.562% (BBSW3M + 1.220%) due 10/30/2024 ~		20,390	13,925
Baxter International, Inc. 5.853% due 11/29/2024		$7,285	7,269
Berry Global, Inc. 4.875% due 07/15/2026		46,123	45,354
Boeing Co. 1.433% due 02/04/2024		4,373	4,355
Charter Communications Operating LLC 7.289% (US0003M + 1.650%) due 02/01/2024 ~		169,783	169,783
DAE Funding LLC 1.550% due 08/01/2024		32,900	32,060
Daimler Truck Finance North America LLC
6.167% (SOFRRATE + 0.750%) due 12/13/2024 ~		18,000	17,995
6.361% (SOFRRATE + 1.000%) due 04/05/2024 ~		6,000	6,006
Energy Transfer LP
3.900% due 05/15/2024		14,880	14,771
4.250% due 04/01/2024		17,022	16,960
4.500% due 04/15/2024		20,428	20,355
5.875% due 01/15/2024		8,883	8,881
Fox Corp. 4.030% due 01/25/2024		8,400	8,390
HCA, Inc. 5.000% due 03/15/2024		120,650	120,442
Hyundai Capital America 6.539% due 08/04/2025		83,000	82,982

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

Imperial Brands Finance PLC
3.125% due 07/26/2024		82,733	81,390
4.250% due 07/21/2025		10,836	10,650
JDE Peet's NV 0.800% due 09/24/2024		56,011	53,890
McDonald's Corp. 5.474% (BBSW3M + 1.130%) due 03/08/2024 ~	AUD	12,640	8,617
Panasonic Holdings Corp. 2.679% due 07/19/2024		$1,123	1,105
Penske Truck Leasing Co. LP 2.700% due 11/01/2024		6,350	6,179
Quanta Services, Inc. 0.950% due 10/01/2024		14,700	14,173
Renesas Electronics Corp. 1.543% due 11/26/2024		3,100	2,984
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		6,744	6,742
SK Hynix, Inc.
1.000% due 01/19/2024		64,860	64,727
3.000% due 09/17/2024		8,228	8,087
TD SYNNEX Corp. 1.250% due 08/09/2024		41,021	39,993
Toyota Finance Australia Ltd. 4.915% (BBSW3M + 0.550%) due 03/26/2024 ~	AUD	2,000	1,363
Transurban Queensland Finance Pty. Ltd. 6.413% (BBSW3M + 2.050%) due 12/16/2024 ~		27,000	18,542
United Airlines Pass-Through Trust 4.150% due 10/11/2025		$97	96
Volkswagen Group of America Finance LLC 6.349% due 09/12/2025		1,000	1,002
Walgreens Boots Alliance, Inc. 3.800% due 11/18/2024		4,691	4,610
Warnermedia Holdings, Inc. 3.788% due 03/15/2025		32,600	31,966
Westinghouse Air Brake Technologies Corp. 4.150% due 03/15/2024		4,406	4,388

			989,973

UTILITIES 3.3%
American Electric Power Co., Inc. 2.031% due 03/15/2024		6,541	6,488
Black Hills Corp. 1.037% due 08/23/2024		23,390	22,710
Enel Finance International NV
2.650% due 09/10/2024		75,682	73,932
4.250% due 06/15/2025		12,292	12,126
6.800% due 10/14/2025		10,400	10,667
Georgia Power Co. 6.144% due 05/08/2025		33,700	33,782
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		11,426	11,249
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		65,843	65,037
Kansai Electric Power Co., Inc. 2.550% due 09/17/2024		1,380	1,352
Korea Southern Power Co. Ltd. 5.312% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	44,180	30,066
Network Finance Co. Pty. Ltd. 5.586% (BBSW3M + 1.230%) due 12/06/2024 ~		2,000	1,365
NextEra Energy Capital Holdings, Inc. 6.449% (SOFRINDX + 1.020%) due 03/21/2024 ~		$20,000	20,008
Pacific Gas & Electric Co.
3.400% due 08/15/2024		5,341	5,253
3.750% due 02/15/2024		1,399	1,395
Southern California Edison Co.
1.100% due 04/01/2024		10,728	10,611
6.266% (SOFRINDX + 0.830%) due 04/01/2024 ~		24,239	24,247
Sprint LLC 7.125% due 06/15/2024		3,350	3,367
Victoria Power Networks Finance Pty. Ltd. 4.898% (BBSW3M + 0.500%) due 08/23/2024 ~	AUD	8,300	5,639

			339,294

Total Corporate Bonds & Notes (Cost $4,582,967)			4,550,471

MUNICIPAL BONDS & NOTES 0.2%
LOUISIANA 0.2%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 5.941% (US0003M + 0.300%) due 02/15/2036 ~		$15,720	14,651

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 5.726% (US0003M + 0.130%) due 10/25/2036 ~	1,001	995

Total Municipal Bonds & Notes (Cost $16,174)		15,646

U.S. GOVERNMENT AGENCIES 9.8%
Fannie Mae
3.000% due 05/25/2028 - 06/25/2028 (a)	7,383	242
3.990% due 12/01/2036 •	1	1
4.077% due 12/01/2036 •	3	3
4.323% due 03/01/2036 •	13	13
4.340% due 02/01/2033 •	2	2
4.364% due 01/01/2027 •	1	1
4.394% due 07/01/2029 •	17	16
4.464% due 05/01/2036 •	189	185
4.471% due 07/01/2028 •	1	1
4.590% due 05/01/2036 •	5	5
4.788% due 08/01/2035 •	4	3
4.837% due 01/01/2036 •	22	22
4.938% due 05/01/2035 •	40	40
5.014% due 06/01/2035 •	17	17
5.038% due 10/01/2035 •	5	5
5.090% due 06/01/2033 •	7	7
5.136% due 01/01/2036 •	5	5
5.152% due 10/25/2042 ~	100	100
5.420% due 11/01/2024 •	0	1
5.427% due 08/01/2029 •	55	54
5.456% due 05/01/2038 •	546	561
5.485% due 12/01/2040 •	7	7
5.488% due 02/01/2034 •	9	10
5.503% due 12/25/2036 •	26	25
5.522% due 11/01/2035 •	26	26
5.563% due 03/25/2034 •	3	3
5.593% due 08/25/2034 ~	11	11
5.649% due 07/01/2034 •	1	1
5.652% due 02/25/2037 •	257	254
5.663% due 01/01/2036 •	2	2
5.675% due 09/01/2034 •	31	31
5.692% due 07/25/2037 •	94	92
5.752% due 12/25/2028 ~	6	6
5.765% due 03/25/2036 •	12	12
5.772% due 06/25/2036 •	41	41
5.791% due 06/01/2035 •	7	7
5.792% due 11/25/2036 •	39	39
5.802% due 04/25/2036 - 03/25/2044 •	114	115
5.802% due 09/25/2042 ~	125	125
5.822% due 03/25/2036 •	18	18
5.835% due 05/01/2035 •	7	7
5.839% due 05/01/2034 •	1	1
5.852% due 06/25/2032 - 09/25/2032 ~	12	12
5.852% due 09/25/2032 •	2	2
5.853% due 03/17/2032 - 05/18/2032 •	94	94
5.882% due 07/25/2036 •	13	13
5.902% due 10/25/2030 - 09/25/2037 •	52	51
5.952% due 04/25/2042 •	83	81
5.953% due 07/18/2027 - 05/18/2032 •	19	19
5.985% due 09/01/2034 •	4	4
5.987% due 09/01/2035 •	4	4
5.992% due 07/25/2037 •	76	75
6.021% due 11/01/2034 •	24	25
6.029% due 07/01/2035 •	4	4
6.030% due 11/01/2035 •	7	7
6.082% due 04/25/2031 •	27	27
6.128% due 06/01/2043 •	126	122
6.129% due 03/01/2044 - 10/01/2044 •	665	643
6.155% due 09/01/2034 •	4	4
6.199% due 09/01/2034 •	21	21
6.222% due 06/25/2037 •	55	56
6.302% due 07/25/2038 •	1	1
6.352% due 04/25/2032 •	2	2
6.352% due 11/25/2049 ~	5	5
6.452% due 11/25/2049 •	4	5
6.672% due 10/25/2038 •	14	14
Federal Home Loan Bank
5.500% due 05/08/2025	198,100	197,975
5.650% due 05/28/2025	114,000	113,987
Freddie Mac
0.000% due 01/15/2038 ~(a)	5,410	284
2.500% due 10/25/2048	4,947	4,396
3.000% due 12/25/2046	2,428	2,072
3.500% due 12/25/2046	5,173	4,584
5.000% due 08/15/2035	509	510
5.394% due 08/01/2035 •	1	1

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

5.520% due 05/28/2025		134,600	134,557
5.550% due 05/09/2025		181,450	181,365
5.680% due 04/03/2025		110,000	110,000
5.703% due 07/15/2034 ~		4	4
5.730% due 04/03/2025		102,400	102,400
5.762% due 07/01/2033 •		5	5
5.783% due 08/01/2034 •		8	8
5.803% due 07/15/2036 •		116	115
5.853% due 06/15/2031 •		19	19
5.903% due 12/15/2031 - 09/15/2041 •		251	247
5.933% due 11/15/2036 •		11	11
5.953% due 07/15/2039 - 02/15/2041 •		660	654
5.964% due 05/01/2034 •		6	6
5.977% due 09/01/2035 •		16	16
5.981% due 08/01/2035 •		10	10
6.003% due 06/15/2031 •		43	43
6.053% due 06/15/2031 ~		18	18
6.053% due 12/15/2037 •		43	43
6.060% due 11/01/2035 •		6	6
6.153% due 03/15/2032 •		45	45
6.199% due 10/01/2033 •		3	3
6.212% due 10/25/2044 - 02/25/2045 •		1,260	1,154
6.453% due 11/15/2033 - 10/15/2049 •		78	80
6.500% due 07/25/2043		100	104
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		3,539	3,136
2.750% due 11/20/2026 - 12/20/2033 •		78	78
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~		5	4
3.625% due 08/20/2027 - 03/20/2032 •		274	269
3.689% due 12/20/2068 •		3,116	3,062
3.834% due 12/20/2068 •		7,535	7,421
3.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~		4	4
3.875% due 06/20/2027 - 05/20/2032 •		193	190
4.000% (H15T1Y + 1.500%) due 04/20/2025 - 08/20/2025 ~		1	1
4.000% due 08/20/2027 - 09/20/2027 •		9	9
6.207% due 10/20/2066 ~		1,436	1,436
6.237% due 01/20/2066 ~		2,730	2,716
6.287% due 04/20/2066 ~		2,142	2,130
6.287% due 11/20/2066 •		4,365	4,346
6.288% due 10/20/2073		14,677	14,652
6.318% due 09/20/2073		9,690	9,692
6.387% due 12/20/2066 •		1,575	1,571
6.437% due 03/20/2066 •		6,302	6,282
6.464% due 04/20/2067 •		2,448	2,454
6.473% due 08/16/2039 •		103	105
6.525% due 07/20/2067 •		2,632	2,647
6.859% due 11/20/2067 •		1,132	1,142
7.550% due 05/20/2071 •		11,972	12,258
U.S. Small Business Administration
4.340% due 03/01/2024		1	1
5.370% due 04/01/2028		17	17
5.490% due 03/01/2028		10	10
Uniform Mortgage-Backed Security 4.000% due 04/01/2048 - 09/01/2049		35,910	34,480
Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2054		55,200	52,261

Total U.S. Government Agencies (Cost $1,026,245)			1,020,504

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Inflation Protected Securities
0.125% due 10/15/2024 (d)(g)(j)		65,836	64,405

Total U.S. Treasury Obligations (Cost $64,328)			64,405

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
280 Park Avenue Mortgage Trust 6.538% due 09/15/2034 •		13,500	12,982
Adjustable Rate Mortgage Trust 5.481% due 02/25/2035 «~		146	140
American Home Mortgage Assets Trust
5.660% due 05/25/2046 •		656	542
5.850% due 09/25/2046 •		284	255
Ashford Hospitality Trust 6.434% due 04/15/2035 •		7,586	7,495
Atrium Hotel Portfolio Trust 6.609% due 06/15/2035 •		17,200	17,027
Austin Fairmont Hotel Trust 6.459% due 09/15/2032 •		7,000	6,967
Avon Finance 6.087% due 12/28/2049	GBP	54,300	69,067
BAMLL Commercial Mortgage Securities Trust
6.459% due 04/15/2036 ~		$11,700	11,652
6.526% due 09/15/2038 •		4,200	3,976
6.609% due 03/15/2034 •		17,500	17,367
7.376% due 03/15/2037 •		2,605	2,595

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

Banc of America Funding Trust 5.490% due 02/20/2036 ~	185	172
Banc of America Mortgage Trust
3.887% due 02/25/2036 ~	18	16
5.750% due 07/20/2032 «~	2	2
Bear Stearns Adjustable Rate Mortgage Trust
3.877% due 05/25/2047 ~	290	260
4.054% due 11/25/2034 ~	2,900	2,617
4.437% due 08/25/2033 ~	338	312
4.815% due 11/25/2030 ~	15	14
4.924% due 01/25/2035 ~	16	15
5.142% due 07/25/2033 ~	630	589
5.652% due 01/25/2034 ~	15	14
5.820% due 01/25/2034 ~	53	52
6.035% due 11/25/2034 ~	119	108
Bear Stearns ALT-A Trust
4.228% due 11/25/2036 ~	988	546
4.488% due 05/25/2035 ~	57	53
4.730% due 09/25/2035 ~	969	575
4.964% due 01/25/2036 ~	320	297
5.790% due 02/25/2034 •	237	220
Bear Stearns Asset-Backed Securities Trust 5.500% due 09/25/2033 þ	4,267	4,118
Bear Stearns Structured Products, Inc. Trust
3.993% due 12/26/2046 ~	1,236	934
4.805% due 01/26/2036 ~	1,661	1,229
Beast Mortgage Trust 6.526% due 03/15/2036 •	5,200	4,542
BIG Commercial Mortgage Trust 6.704% due 02/15/2039 ~	13,133	12,882
BWAY Mortgage Trust 6.726% due 09/15/2036 •	9,200	8,594
BX Trust 6.176% due 01/15/2034 ~	58,926	58,209
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.720% due 08/25/2035 •	42	40
Citigroup Commercial Mortgage Trust 6.556% due 12/15/2036 •	5,000	4,955
Citigroup Mortgage Loan Trust
3.250% due 03/25/2061	1,311	1,262
4.318% due 03/25/2034 ~	20	17
4.523% due 09/25/2037 ~	594	525
4.816% due 07/25/2046 ~	85	78
5.000% due 05/25/2051 •	12,037	11,146
5.322% due 08/25/2035 ~	122	117
5.540% due 01/25/2037 •	103	89
6.277% due 09/25/2035 •	3	3
6.980% due 05/25/2035 •	24	23
7.110% due 10/25/2035 ~	19	18
Colony Mortgage Capital Ltd. 6.604% due 11/15/2038 •	13,900	13,663
Commercial Mortgage Trust
2.240% due 02/10/2037	2,150	2,050
2.896% due 02/10/2037	983	943
Countrywide Alternative Loan Trust
4.174% due 02/25/2037 ~	271	234
5.652% due 02/20/2047 •	1,576	1,215
5.667% due 12/20/2046 •	1,040	895
5.682% due 07/20/2046 ~	518	415
5.790% due 02/25/2047 •	56	52
5.830% due 05/25/2047 ~	981	834
5.850% due 09/25/2046 •	294	273
5.890% due 07/25/2046 •	102	89
6.000% due 04/25/2037	102	47
6.012% due 12/25/2035 •	174	145
6.012% due 02/25/2036 •	123	111
6.250% due 12/25/2033 «	42	41
Countrywide Home Loan Mortgage Pass-Through Trust
4.125% due 07/19/2031 «~	2	2
4.430% due 09/25/2047 ~	53	47
5.930% due 05/25/2035 •	89	71
6.050% due 04/25/2035 «~	8	7
Countrywide Home Loan Reperforming REMIC Trust
4.415% due 01/25/2034 ~	6	5
5.810% due 06/25/2035 ~	751	705
Credit Suisse First Boston Mortgage Securities Corp.
4.793% due 11/25/2034 «~	117	110
5.327% due 11/25/2033 «~	71	65
6.050% due 03/25/2032 ~	15	14
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~	10,503	10,236
2.215% due 11/25/2061 ~	1,236	1,196
3.090% due 12/26/2059 ~	1,791	1,791
3.377% due 03/25/2059 ~	7,295	7,263
3.904% due 04/25/2062	2,984	2,810
5.000% due 07/25/2056 •	11,432	10,606

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

6.194% due 07/15/2032 ~		6,910	6,596
Dutch Property Finance BV 4.602% due 07/28/2054 •	EUR	355	392
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		$333	322
Eurohome U.K. Mortgages PLC 5.490% due 06/15/2044 •	GBP	371	467
European Loan Conduit DAC 4.994% due 02/17/2030 ~	EUR	10,225	11,141
Extended Stay America Trust 6.556% due 07/15/2038 ~		$93,624	92,830
First Horizon Mortgage Pass-Through Trust 5.464% due 08/25/2035 ~		96	67
FirstKey Master Funding 3.000% due 05/27/2036 ~		2,074	1,846
FWD Securitization Trust 2.240% due 01/25/2050 ~		2,814	2,576
GCAT Trust
1.091% due 05/25/2066 ~		13,187	10,899
1.348% due 05/25/2066 ~		1,324	1,098
2.650% due 10/25/2068 ~		1,020	973
2.885% due 12/27/2066 ~		27,620	24,719
GCT Commercial Mortgage Trust 6.276% due 02/15/2038 •		16,100	12,109
Gemgarto PLC 5.810% due 12/16/2067 •	GBP	3,149	4,003
Ginnie Mae
6.238% due 11/20/2073		$2,006	1,997
6.338% due 05/20/2073		23,854	23,888
6.438% due 05/20/2073		5,390	5,420
6.438% due 11/20/2073		4,419	4,455
GMAC Mortgage Corp. Loan Trust 4.020% due 08/19/2034 «~		197	169
Great Hall Mortgages PLC
4.082% due 06/18/2038 •	EUR	127	140
5.469% due 03/18/2039 •	GBP	260	329
5.489% due 06/18/2038 •		94	120
GreenPoint Mortgage Funding Trust
5.910% due 06/25/2045 •		$78	74
5.930% due 06/25/2045 •		46	33
6.010% due 11/25/2045 •		105	92
GS Mortgage Securities Corp. Trust
6.876% due 08/15/2032 •		1,000	994
8.762% due 08/15/2039 ~		10,600	10,688
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 ~		9,512	8,805
5.000% due 02/25/2052 ~		25,622	23,719
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036 «		68	63
GSR Mortgage Loan Trust
3.967% due 04/25/2036 ~		114	76
4.630% due 01/25/2036 ~		91	83
4.836% due 09/25/2035 ~		298	280
HarborView Mortgage Loan Trust
4.725% due 08/19/2036 «~		5	4
5.573% due 04/19/2034 «~		6	6
5.730% due 03/19/2037 •		338	301
5.910% due 05/19/2035 •		377	342
5.950% due 03/19/2036 •		1,118	1,030
HPLY Trust 6.475% due 11/15/2036 •		20,444	20,322
Impac CMB Trust
6.110% due 03/25/2035 •		930	823
IndyMac Adjustable Rate Mortgage Trust
5.545% due 01/25/2032 «~		1	1
IndyMac IMSC Mortgage Loan Trust 5.830% due 07/25/2047 •		276	188
IndyMac INDX Mortgage Loan Trust
4.699% due 12/25/2034 ~		8	7
5.850% due 09/25/2046 •		531	452
5.870% due 06/25/2046 •		210	163
5.890% due 05/25/2046 •		77	67
5.950% due 07/25/2035 •		56	51
InTown Mortgage Trust 7.851% due 08/15/2039 •		28,500	28,643
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		4,135	4,021
4.128% due 07/05/2031		5,000	4,486
6.619% due 06/15/2035 •		23,840	21,329
6.826% due 12/15/2036 •		8,500	6,570
6.859% due 12/15/2031 •		4,825	3,946
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,567	1,388
3.500% due 08/25/2050 ~		290	260
3.574% due 04/25/2035 ~		551	448
5.000% due 02/25/2052 •		10,255	9,497

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

Kinbane DAC 4.685% due 09/25/2062 ~	EUR	17,596	19,254
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		$3,133	3,023
1.875% due 10/25/2068 þ		11,159	10,591
2.250% due 07/25/2067 þ		6,575	6,369
Luminent Mortgage Trust
5.810% due 12/25/2036 •		324	279
5.830% due 12/25/2036 •		50	46
5.870% due 10/25/2046 •		84	74
MASTR Adjustable Rate Mortgages Trust
5.386% due 11/21/2034 ~		175	165
5.680% due 04/25/2046 •		168	147
MASTR Alternative Loan Trust 6.000% due 08/25/2033		190	184
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.176% due 11/15/2031 •		149	142
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.916% due 12/15/2030 •		164	155
6.020% due 10/20/2029 •		145	146
6.336% due 08/15/2032 •		11	10
Merrill Lynch Mortgage Investors Trust
5.890% due 02/25/2036 •		988	928
5.970% due 11/25/2035 •		105	98
7.299% due 12/25/2032 «•		2	1
Merrill Lynch Mortgage-Backed Securities Trust 3.628% due 04/25/2037 ~		145	125
MFA Trust
1.131% due 07/25/2060 ~		1,517	1,347
1.479% due 03/25/2065 ~		1,262	1,186
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		10,380	9,722
2.750% due 08/25/2059 ~		10,493	9,947
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/2048		694	684
Morgan Stanley Capital Trust 6.476% due 05/15/2036 •		11,400	10,501
Morgan Stanley Mortgage Loan Trust
5.910% due 02/25/2047 ~		656	178
7.035% due 06/25/2036 ~		23	23
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 ~		11,613	10,745
MortgageIT Mortgage Loan Trust 6.210% due 12/25/2034 •		148	144
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		2,120	1,938
2.464% due 01/26/2060 ~		872	797
3.500% due 12/25/2057 ~		1,688	1,616
3.500% due 10/25/2059 ~		1,495	1,403
4.500% due 05/25/2058 ~		6,705	6,494
New York Mortgage Trust 1.670% due 08/25/2061 þ		16,332	15,530
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •		55,900	51,728
OBX Trust
5.000% due 10/25/2051 •		5,767	5,337
6.120% due 06/25/2057 ~		679	649
One New York Plaza Trust 6.426% due 01/15/2036 •		27,900	26,601
Residential Accredit Loans, Inc. Trust
5.770% due 08/25/2035 •		271	204
5.890% due 04/25/2046 ~		136	38
5.970% due 08/25/2037 ~		113	103
6.372% due 09/25/2045 •		152	133
Residential Asset Securitization Trust
5.320% due 12/25/2034 ~		669	618
5.750% due 02/25/2036		80	31
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032 «		8	8
Residential Mortgage Securities PLC 6.470% due 06/20/2070 ~	GBP	18,249	23,305
RESIMAC Premier 6.172% due 07/10/2052 •		$3,067	3,062
Sage AR Funding PLC 6.471% due 11/17/2030 ~	GBP	4,800	6,069
Sequoia Mortgage Trust
3.701% due 01/20/2047 ~		$61	40
5.872% due 05/20/2035 •		793	717
6.164% due 04/20/2035 «~		20	19
6.232% due 10/20/2027 «•		47	44
6.417% due 05/20/2034 «•		91	88
Stratton Mortgage Funding PLC 6.121% due 07/20/2060 •	GBP	9,939	12,667
Structured Adjustable Rate Mortgage Loan Trust
4.672% due 08/25/2035 ~		$158	135
6.412% due 01/25/2035 •		22	19

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

6.478% due 02/25/2034 ~		14	13
Structured Asset Mortgage Investments Trust
5.730% due 03/25/2037 •		255	86
5.850% due 07/25/2046 •		865	606
5.910% due 05/25/2036 •		2,082	1,638
5.910% due 05/25/2046 •		598	208
5.930% due 05/25/2045 ~		122	110
5.970% due 07/19/2035 •		37	35
6.030% due 02/25/2036 •		8	6
6.050% due 07/19/2034 «•		3	3
6.130% due 09/19/2032 •		3	3
6.170% due 03/19/2034 •		61	57
6.170% due 04/19/2035 •		341	306
Thornburg Mortgage Securities Trust 4.218% due 04/25/2045 «~		27	25
Towd Point Mortgage Funding
6.365% due 10/20/2051 •	GBP	3,906	4,984
6.571% due 07/20/2045 ~		27,471	35,112
6.571% due 07/20/2045 •		937	1,197
6.690% due 02/20/2045 •		4,064	5,169
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$15,197	14,356
2.710% due 01/25/2060 ~		12,320	11,590
2.750% due 07/25/2057		2,024	1,990
3.750% due 05/25/2058 ~		13,929	13,474
6.470% due 05/25/2058 •		6,616	6,732
6.470% due 10/25/2059 •		4,680	4,709
Trinity Square PLC 6.070% due 07/15/2059 •	GBP	13,234	16,868
TTAN 6.326% due 03/15/2038 •		$2,317	2,292
Verus Securitization Trust
1.977% due 03/25/2060 ~		92	91
5.811% due 05/25/2068 þ		6,818	6,814
5.850% due 12/25/2067 þ		5,545	5,545
5.999% due 02/25/2068 þ		1,747	1,750
6.443% due 08/25/2068 þ		3,947	3,997
6.476% due 06/25/2068 þ		13,677	13,819
WaMu Mortgage Pass-Through Certificates Trust
3.270% due 01/25/2037 ~		156	133
3.315% due 05/25/2037 ~		200	155
3.325% due 04/25/2037 ~		110	96
3.657% due 02/25/2037 ~		209	180
3.698% due 02/25/2037 ~		224	201
3.858% due 02/25/2037 ~		560	488
4.009% due 03/25/2033 ~		12	12
4.185% due 12/25/2046 ~		343	295
4.272% due 12/25/2036 ~		107	93
4.335% due 02/27/2034 •		12	11
4.397% due 12/25/2046 •		725	602
4.469% due 09/25/2036 ~		142	118
4.469% due 09/25/2036 «~		3	2
4.510% due 06/25/2034 «~		289	257
5.662% due 09/25/2033 ~		322	298
5.712% due 02/25/2047 •		201	168
5.742% due 01/25/2047 •		114	105
5.752% due 01/25/2047 •		235	208
5.772% due 04/25/2047 •		382	328
5.907% due 09/25/2033 «~		59	52
5.990% due 11/25/2045 •		38	35
6.010% due 12/25/2045 •		43	42
6.012% due 02/25/2046 •		639	561
6.012% due 08/25/2046 •		2,705	2,453
6.050% due 10/25/2045 •		258	246
6.060% due 07/25/2046 •		100	83
6.060% due 08/25/2046 •		1,141	923
6.090% due 01/25/2045 •		28	27
6.190% due 10/25/2045 •		429	399
6.212% due 11/25/2042 •		67	62
6.250% due 01/25/2045 •		766	708
6.262% due 01/25/2047 •		82	72
6.412% due 06/25/2042 •		60	55
6.412% due 08/25/2042 •		98	93
6.512% due 09/25/2046 •		157	145
6.512% due 11/25/2046 ~		66	58
Warwick Finance Residential Mortgages PLC 6.239% due 03/21/2042 •	GBP	2,393	3,055
Washington Mutual Mortgage Pass-Through Certificates Trust
5.982% due 05/25/2046 •		$180	129
Wells Fargo Commercial Mortgage Trust 7.026% due 01/15/2059 •		3,500	3,467
Wells Fargo-RBS Commercial Mortgage Trust
3.369% due 11/15/2047		2,376	2,350

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

Total Non-Agency Mortgage-Backed Securities (Cost $1,135,073)			1,094,408

ASSET-BACKED SECURITIES 33.1%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		4,294	4,095
522 Funding CLO Ltd. 6.757% due 04/20/2030		962	961
AASET Trust 3.844% due 01/16/2038		5,541	3,740
ABFC Trust
6.170% due 06/25/2034 ~		249	244
6.445% due 06/25/2033 •		533	528
ACAS CLO Ltd. 6.547% due 10/18/2028 •		16,574	16,553
Accredited Mortgage Loan Trust 5.730% due 09/25/2036 •		1,653	1,631
ACE Securities Corp. Home Equity Loan Trust
5.590% due 10/25/2036 •		8	3
6.250% due 04/25/2034 •		11,753	10,839
6.505% due 10/25/2034 ~		1,864	1,761
ACHV ABS Trust 6.600% due 08/19/2030		396	396
ACREC LLC 7.592% due 02/19/2038 •		6,300	6,321
Ally Auto Receivables Trust
5.760% due 11/15/2026		25,400	25,438
6.150% due 01/17/2034		5,759	5,770
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		8,896	8,881
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.250% due 05/25/2034 •		36	36
Amortizing Residential Collateral Trust 6.170% due 10/25/2031 •		87	84
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.410% due 06/25/2029 •		75	73
Anchorage Capital CLO Ltd.
6.705% due 07/15/2030 •		36,427	36,407
6.795% due 07/15/2032 •		28,400	28,364
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •		4,576	4,571
Apidos CLO 6.594% due 07/17/2030 •		5,045	5,036
Aqueduct European CLO DAC 4.633% due 07/20/2030 •	EUR	18,546	20,325
AREIT LLC 7.600% due 06/17/2039 •		$26,300	26,440
AREIT Trust 6.553% due 11/17/2038 •		15,016	14,895
Ares CLO Ltd.
6.525% due 01/15/2029 •		4,652	4,642
6.705% due 01/15/2032 •		15,000	15,000
6.707% due 04/18/2031 ~		10,200	10,195
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.837% due 12/25/2033 «~		372	405
Asset-Backed Securities Corp. Home Equity Loan Trust
3.118% due 07/25/2036 •		1,150	1,102
5.550% due 05/25/2037 •		17	12
Avis Budget Rental Car Funding AESOP LLC 2.360% due 03/20/2026		36,305	35,200
Bain Capital Euro CLO DAC 4.733% due 01/20/2032 •	EUR	14,657	15,983
Bank of America Auto Trust 5.830% due 05/15/2026		$23,700	23,737
Bear Stearns Asset-Backed Securities Trust
6.130% due 10/25/2032 «•		11	11
6.205% due 09/25/2035 ~		3,269	3,251
6.270% due 10/27/2032 •		26	25
6.470% due 11/25/2042 •		10	10
6.720% due 08/25/2037 •		86	85
Benefit Street Partners CLO Ltd. 6.605% due 10/15/2030 •		8,387	8,378
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •		23,057	23,035
Black Diamond CLO DAC 4.853% due 01/20/2032 •	EUR	605	664
BMW Canada Auto Trust 5.430% due 01/20/2026	CAD	27,204	20,507
BMW Vehicle Lease Trust
5.270% due 02/25/2025		$2,181	2,179
5.950% due 08/25/2025		15,900	15,948
5.990% due 09/25/2026		23,400	23,748
Brightspire Capital Ltd. 6.620% due 08/19/2038 •		13,023	12,707
BXMT Ltd. 6.876% due 11/15/2037 •		2,543	2,462

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027		11,300	11,018
Capital One Prime Auto Receivables Trust 3.740% due 09/15/2025		6,648	6,616
CARDS Trust 6.210% due 07/15/2028		30,000	30,100
Carlyle Euro CLO DAC 4.665% due 01/15/2031 •	EUR	12,296	13,442
Carlyle Global Market Strategies CLO Ltd. 6.634% due 04/17/2031 •		$1,523	1,522
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •		11,734	11,737
Carmax Auto Owner Trust 5.230% due 01/15/2026		6,329	6,319
Carmax Auto Owner Trust
5.340% due 12/15/2025		4,315	4,312
5.720% due 11/16/2026		5,800	5,814
6.138% due 12/15/2026		27,200	27,268
6.188% due 06/15/2026		16,122	16,149
Carvana Auto Receivables Trust
0.800% due 01/10/2027		3,200	3,020
4.420% due 12/10/2025		1,728	1,724
Chase Funding Trust 6.110% due 08/25/2032 •		18	18
Chesapeake Funding LLC 6.588% due 05/15/2035		11,090	11,124
CIFC Funding Ltd.
6.610% due 10/24/2030 •		27,759	27,738
6.709% due 04/27/2031 •		397	397
Citibank Credit Card Issuance Trust 6.091% due 04/22/2026 •		34,800	34,842
Citigroup Mortgage Loan Trust 5.530% due 07/25/2045 •		196	135
Citizens Auto Receivables Trust
6.090% due 10/15/2026		30,700	30,794
6.130% due 07/15/2026		8,921	8,940
6.288% due 07/15/2026		13,429	13,454
CLNC Ltd. 6.720% due 08/20/2035 •		29	29
CNH Equipment Trust 5.900% due 02/16/2027		37,100	37,344
Commonbond Student Loan Trust
2.550% due 05/25/2041		1,012	949
3.560% due 09/25/2045		854	806
Countrywide Asset-Backed Certificates Trust
5.760% due 05/25/2047 ~		135	128
5.770% due 09/25/2046 •		12	12
6.010% due 12/25/2034 •		3,513	3,413
6.210% due 05/25/2032 «•		33	32
6.270% due 10/25/2047 •		1,164	1,051
6.295% due 03/25/2034 •		747	754
6.370% due 05/25/2036 •		305	296
6.970% due 10/25/2034 •		1,118	1,104
Credit Suisse First Boston Mortgage Securities Corp. 5.077% due 01/25/2032 •		1	1
Credit-Based Asset Servicing & Securitization LLC
3.170% due 08/25/2035 «•		384	373
5.577% due 07/25/2037 ~		197	126
Credit-Based Asset Servicing & Securitization Trust 5.590% due 11/25/2036 •		33	15
Crestline Denali CLO Ltd. 6.814% due 10/23/2031 •		29,209	29,213
CVC Cordatus Loan Fund DAC 4.555% due 09/15/2031 •	EUR	19,418	21,113
CWHEQ Revolving Home Equity Loan Trust 5.616% due 01/15/2037 «•		$5	4
Daimler Trucks Retail Trust
5.070% due 09/16/2024		10,562	10,549
6.030% due 09/15/2025		26,900	26,959
Dell Equipment Finance Trust
5.840% due 01/22/2029		19,200	19,251
6.100% due 04/23/2029		16,900	17,011
Delta Funding Home Equity Loan Trust 6.296% due 09/15/2029 «•		15	14
DLLAA LLC 5.930% due 07/20/2026		11,500	11,554
Dryden Euro CLO DAC 4.625% due 04/15/2033 •	EUR	9,351	10,173
ECMC Group Student Loan Trust
6.202% due 02/27/2068 •		$14,613	14,439
6.452% due 07/25/2069 •		7,783	7,713
6.502% due 05/25/2067 •		990	982
Edsouth Indenture LLC 6.182% due 04/25/2039 •		624	621
EFS Volunteer LLC 6.446% due 10/25/2035 •		397	397

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

Elevation CLO Ltd. 6.590% due 10/25/2030 •		16,071	16,043
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		24,631	21,426
EMC Mortgage Loan Trust 6.210% due 05/25/2040 •		18	18
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		9,730	9,625
5.760% due 10/22/2029		31,524	31,631
6.400% due 03/20/2030		36,100	36,922
Euro-Galaxy CLO DAC 4.589% due 04/24/2034 •	EUR	3,746	4,063
Fifth Third Auto Trust 5.800% due 11/16/2026		$21,700	21,740
Finance America Mortgage Loan Trust 6.295% due 08/25/2034 •		5,347	5,046
First Franklin Mortgage Loan Trust 5.630% due 11/25/2036 •		605	594
First NLC Trust 5.540% due 08/25/2037 •		326	162
Ford Auto Securitization Trust
1.162% due 10/15/2025	CAD	7,889	5,884
5.889% due 05/15/2026 «		1,134	862
Ford Credit Auto Lease Trust
5.190% due 06/15/2025		$7,723	7,715
5.928% due 02/15/2026		61,900	61,915
Ford Credit Auto Owner Trust
5.140% due 03/15/2026		5,900	5,889
5.858% due 04/15/2025 •		4,671	4,671
6.098% due 08/15/2025 ~		9,099	9,107
Fremont Home Loan Trust 6.205% due 01/25/2035 ~		507	493
Gallatin CLO Ltd. 6.745% due 07/15/2031 •		9,841	9,825
GM Financial Consumer Automobile Receivables Trust
5.100% due 05/18/2026		13,529	13,499
5.740% due 09/16/2026		24,200	24,249
5.868% due 11/16/2026		19,800	19,817
5.988% due 11/17/2025 •		15,675	15,687
6.088% due 05/18/2026		13,284	13,310
GMF Canada Leasing Trust Asset-Backed Notes 5.458% due 04/21/2025	CAD	10,972	8,341
GMF Floorplan Owner Revolving Trust 2.900% due 04/15/2026		$33,200	32,927
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •		4,876	4,872
GPMT Ltd. 6.821% due 12/15/2036 •		15,000	14,439
Greystone Commercial Real Estate Notes Ltd. 6.656% due 09/15/2037 •		2,715	2,711
Greywolf CLO Ltd. 6.800% due 01/27/2031 •		5,570	5,578
GSAA Home Equity Trust 6.010% due 07/25/2037 •		371	335
GSAMP Trust
5.540% due 12/25/2036 ~		261	123
5.990% due 06/25/2036 •		3,028	2,897
6.220% due 01/25/2034 •		905	867
GSRPM Mortgage Loan Trust 5.970% due 03/25/2035 ~		791	798
Harvest CLO DAC 4.725% due 07/15/2031 •	EUR	9,500	10,337
HERA Commercial Mortgage Ltd. 6.523% due 02/18/2038 •		$6,161	6,002
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		5,600	5,579
5.490% due 06/25/2027		38,400	38,578
Home Equity Asset Trust
6.055% due 07/25/2036 •		1,969	1,938
6.390% due 02/25/2033 «•		1	1
6.415% due 06/25/2034 •		1,813	1,789
Honda Auto Receivables Owner Trust 5.410% due 04/15/2026		11,000	11,002
HSI Asset Loan Obligation Trust 4.646% due 12/25/2036 •		83	25
HSI Asset Securitization Corp. Trust
5.790% due 05/25/2037 •		24	24
5.965% due 02/25/2036 •		1,862	1,734
Hyundai Auto Lease Securitization Trust
5.938% due 03/16/2026		34,000	34,028
5.978% due 04/15/2025 ~		8,250	8,255
6.038% due 01/15/2025 •		3,322	3,323
6.088% due 09/15/2025		7,596	7,606
Hyundai Auto Receivables Trust
5.190% due 12/15/2025		14,306	14,287
5.770% due 05/15/2026		19,600	19,656

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

5.800% due 01/15/2027		10,500	10,564
6.088% due 12/15/2025		19,074	19,099
6.118% due 11/17/2025 •		30,101	30,136
Invesco Euro CLO DAC 4.615% due 07/15/2031 •	EUR	2,500	2,716
JP Morgan Mortgage Acquisition Trust
5.680% due 10/25/2036 ~		$1,669	1,640
5.710% due 05/25/2037 •		466	462
5.875% due 07/25/2036 •		1,767	1,718
Jubilee CLO DAC 4.575% due 04/15/2030 ~	EUR	5,950	6,530
KKR CLO Ltd.
6.597% due 07/18/2030 •		$10,677	10,670
6.605% due 07/15/2030 •		8,413	8,401
LAD Auto Receivables Trust
5.930% due 06/15/2027		22,670	22,690
6.090% due 06/15/2026		12,720	12,735
6.210% due 10/15/2026		29,300	29,389
Laurelin DAC 4.713% due 10/20/2031 •	EUR	30,117	32,920
LCM LP 6.677% due 07/20/2030 •		$21,014	20,979
LCM Ltd. 6.747% due 10/20/2029		1,017	1,016
Lehman ABS Mortgage Loan Trust 5.560% due 06/25/2037 •		219	140
Lehman XS Trust 5.022% due 04/25/2037 «		2	8
LL ABS Trust 1.070% due 05/15/2029		501	497
LoanCore Issuer Ltd. 6.776% due 07/15/2036 •		3,982	3,931
Long Beach Mortgage Loan Trust
6.030% due 10/25/2034 •		359	343
6.170% due 03/25/2032 «•		16	15
6.445% due 04/25/2035 •		7,028	6,931
6.490% due 08/25/2033 «•		210	204
M&T Equipment Notes 6.090% due 07/15/2030		33,600	33,690
M360 Ltd. 6.971% due 11/22/2038 •		21,654	21,361
Madison Park Funding Ltd. 6.594% due 01/22/2028 •		8,086	8,086
Marble Point CLO Ltd. 6.695% due 10/15/2030 •		30,824	30,886
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •		273	273
Master Credit Card Trust 6.188% due 01/21/2027		91,000	91,380
MASTR Asset-Backed Securities Trust
5.520% due 01/25/2037 •		252	72
5.570% due 11/25/2036 •		47	15
6.170% due 09/25/2034 •		5,707	5,257
6.250% due 02/25/2034 ~		788	793
Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026		18,006	17,978
5.260% due 10/15/2025		4,665	4,661
Merrill Lynch Mortgage Investors Trust
5.630% due 09/25/2037 •		3	1
5.710% due 02/25/2037 •		250	75
MF1 Ltd.
6.553% due 10/16/2036 •		51,559	50,773
7.176% due 11/15/2035 •		21,629	21,609
MF1 Multifamily Housing Mortgage Loan Trust 6.326% due 07/15/2036 •		15,199	15,138
MidOcean Credit CLO
6.679% due 02/20/2031 ~		27,494	27,455
6.682% due 01/29/2030 •		7,905	7,909
MKS CLO Ltd. 6.677% due 07/20/2030 •		4,445	4,440
MMAF Equipment Finance LLC
5.570% due 09/09/2025		31,923	31,889
5.790% due 11/13/2026		18,700	18,772
Morgan Stanley ABS Capital, Inc. Trust
5.530% due 05/25/2037 •		82	70
5.670% due 09/25/2036 •		17	6
6.090% due 12/25/2035 •		380	367
6.370% due 05/25/2034 •		11,374	11,265
Morgan Stanley Home Equity Loan Trust 6.460% due 05/25/2035 •		590	574
Morgan Stanley IXIS Real Estate Capital Trust 5.520% due 11/25/2036 •		8	3
Mountain View CLO LLC 6.745% due 10/16/2029 •		5,099	5,101
Navient Private Education Loan Trust
2.460% due 11/15/2068		1,525	1,428

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

6.926% due 07/16/2040 •		5,030	5,051
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		623	540
1.170% due 09/16/2069		6,808	6,097
1.330% due 04/15/2069		7,187	6,452
1.690% due 05/15/2069		11,626	10,538
6.476% due 04/15/2069 •		7,499	7,433
Navient Student Loan Trust
6.252% due 07/26/2066 •		10,104	10,084
6.502% due 12/27/2066 •		15,484	15,433
7.038% due 03/15/2072		29,242	29,296
Nelnet Student Loan Trust
5.910% due 09/27/2066		8,062	8,034
6.052% due 02/27/2051 ~		2,305	2,291
6.152% due 09/27/2038 •		2,640	2,613
6.252% due 09/25/2065 •		1,736	1,727
6.270% due 08/25/2067 •		19,279	19,118
6.302% due 02/25/2066 •		2,035	2,013
6.352% due 06/27/2067 •		38,265	37,970
Neuberger Berman CLO Ltd. 6.587% due 10/18/2029 ~		4,105	4,095
New Century Home Equity Loan Trust
5.830% due 05/25/2036 •		94	93
6.400% due 11/25/2034 •		1,714	1,678
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.620% due 07/25/2036 •		2,610	2,375
Northstar Education Finance, Inc. 6.152% due 12/26/2031 ~		597	596
NovaStar Mortgage Funding Trust
2.907% due 01/25/2036 •		2,000	1,966
6.550% due 06/25/2035 ~		931	932
Oak Hill European Credit Partners DAC 4.733% due 10/20/2031 •	EUR	35,907	39,203
Oaktree CLO Ltd. 6.784% due 04/22/2030 •		$14,200	14,177
OCP CLO Ltd. 6.797% due 07/20/2029 •		1,321	1,322
OCP Euro CLO DAC 4.882% due 09/22/2034 •	EUR	9,000	9,794
OZLM Ltd.
6.682% due 05/16/2030 •		$14,826	14,809
6.777% due 10/20/2031 •		3,800	3,802
PAGAYA AI Debt Trust 6.664% due 03/15/2030		1,843	1,849
Palmer Square European Loan Funding DAC 4.745% due 04/15/2031 •	EUR	22,074	24,029
Palmer Square Loan Funding Ltd.
6.455% due 10/15/2029 •		$6,866	6,823
6.577% due 04/20/2029 •		1,603	1,600
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028		934	933
PFP Ltd.
6.476% due 08/09/2037 •		5,578	5,558
7.636% due 08/19/2035 •		18,600	18,696
PFS Financing Corp. 6.488% due 08/15/2027		54,200	54,246
PRET LLC
1.868% due 07/25/2051 þ		2,778	2,685
1.992% due 02/25/2061 þ		6,968	6,815
2.240% due 09/27/2060 þ		2,979	2,994
2.487% due 07/25/2051 þ		4,630	4,572
RAAC Trust 6.020% due 01/25/2046 •		2,323	2,300
Ready Capital Mortgage Financing LLC
6.420% due 07/25/2036 ~		4,479	4,430
6.987% due 01/25/2037 •		30,114	30,181
7.730% due 10/25/2039 •		7,844	7,889
Regatta Funding Ltd. 6.914% due 10/17/2030 •		1,137	1,137
Renaissance Home Equity Loan Trust
4.156% due 08/25/2033 •		272	248
6.190% due 11/25/2034 ~		109	98
Residential Asset Mortgage Products Trust
6.009% due 01/25/2034 •		941	935
6.160% due 10/25/2035 •		32	32
6.250% due 07/25/2035 •		277	274
Residential Asset Securities Corp. Trust 6.115% due 03/25/2035 «•		126	123
Saranac CLO Ltd. 6.781% due 08/13/2031 •		3,140	3,141
SBA Tower Trust 3.869% due 10/15/2049 þ		9,800	9,638
SBNA Auto Lease Trust 6.270% due 04/20/2026		28,100	28,303
Securitized Asset-Backed Receivables LLC Trust
6.140% due 08/25/2034 •		3,243	2,946

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

6.145% due 01/25/2035 •		427	374
SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027		1,084	1,086
6.138% due 03/22/2027		4,515	4,522
SLC Student Loan Trust 5.665% due 05/15/2029 •		1,770	1,764
SLM Student Loan Trust
5.736% due 10/27/2031 •		2,445	2,443
5.746% due 10/25/2029 •		425	424
5.902% due 06/25/2043 ~		7,545	7,356
6.102% due 12/27/2038 ~		1,362	1,342
6.152% due 01/25/2029 •		3,075	2,950
6.196% due 10/25/2029 •		4,909	4,905
6.346% due 04/25/2049 •		198	197
6.496% due 07/25/2049 •		1,537	1,512
7.296% due 10/25/2024 •		2,541	2,543
SMB Private Education Loan Trust
1.340% due 03/17/2053		9,638	8,677
1.600% due 09/15/2054		8,349	7,517
2.340% due 09/15/2034		159	155
6.206% due 01/15/2053 •		6,705	6,597
6.320% due 09/15/2054 •		30,667	30,224
6.888% due 11/15/2052		12,334	12,359
6.926% due 02/17/2032 ~		647	648
6.976% due 04/15/2032		1,037	1,038
7.188% due 05/16/2050 •		4,332	4,360
SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		5,995	5,989
6.210% due 04/15/2031		3,696	3,696
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		259	247
SoFi Professional Loan Program Trust 1.950% due 02/15/2046		10,224	9,308
Sound Point CLO Ltd.
6.574% due 01/23/2029 •		205	205
6.620% due 07/25/2030 ~		23,337	23,310
Soundview Home Loan Trust
6.010% due 03/25/2036 •		801	790
6.030% due 05/25/2036 •		9,126	8,760
Specialty Underwriting & Residential Finance Trust 6.445% due 12/25/2035 •		368	362
Stonepeak ABS 2.301% due 02/28/2033		6,066	5,580
Structured Asset Securities Corp. Mortgage Loan Trust 6.957% due 04/25/2035 •		154	152
Symphony CLO Ltd. 6.615% due 04/16/2031 •		2,887	2,884
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •		17,259	17,143
Synchrony Card Funding LLC 5.740% due 10/15/2029		5,000	5,132
TCI-Symphony CLO Ltd. 6.675% due 10/13/2032 •		44,400	44,270
TCW CLO Ltd. 6.610% due 04/25/2031 •		3,421	3,423
Terwin Mortgage Trust 5.890% due 07/25/2037 ~		325	322
Tesla Auto Lease Trust
5.860% due 08/20/2025		30,700	30,763
6.020% due 09/22/2025		32,100	32,228
Toro European CLO DAC 4.908% due 01/12/2032 •	EUR	8,600	9,419
Towd Point Asset Trust 6.172% due 11/20/2061 •		$15,454	15,135
Toyota Auto Receivables Owner Trust
3.830% due 08/15/2025		1,614	1,608
5.600% due 08/17/2026		16,300	16,330
5.908% due 08/15/2025 •		3,909	3,911
6.052% due 01/15/2026 •		15,820	15,836
Toyota Lease Owner Trust 5.888% due 04/20/2026		46,600	46,620
Trillium Credit Card Trust 6.241% due 08/26/2028		112,600	113,039
USAA Auto Owner Trust 5.830% due 07/15/2026		21,200	21,253
Venture CLO Ltd.
6.535% due 04/15/2027 •		13,239	13,237
6.577% due 10/20/2028 •		12,249	12,240
6.631% due 09/07/2030 •		16,325	16,294
6.715% due 07/15/2031 •		9,257	9,258
6.777% due 01/20/2029 ~		13,673	13,679
6.807% due 04/20/2032 •		16,700	16,653
Vibrant CLO Ltd.
6.717% due 09/15/2030 •		33,511	33,445
6.797% due 07/20/2032 •		7,650	7,596

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

VMC Finance LLC 6.573% due 06/16/2036 •		2,583	2,560
Volkswagen Auto Lease Trust 5.908% due 01/20/2026		33,000	33,033
Volkswagen Auto Loan Enhanced Trust 5.500% due 12/21/2026		45,066	45,090
Voya CLO Ltd. 6.655% due 10/15/2030 •		1,702	1,699
Washington Mutual Asset-Backed Certificates Trust 4.290% due 10/25/2036 •		45	16
Wind River CLO Ltd. 6.735% due 07/15/2031 •		37,700	37,587
World Omni Auto Receivables Trust
3.730% due 03/16/2026		5,501	5,471
5.180% due 07/15/2026		8,973	8,955
5.250% due 11/16/2026		9,697	9,679
5.570% due 12/15/2026		13,200	13,224
World Omni Automobile Lease Securitization Trust 6.098% due 11/17/2025		6,570	6,580

Total Asset-Backed Securities (Cost $3,480,980)			3,447,904

SOVEREIGN ISSUES 0.0%
Israel Government International Bond 3.750% due 03/31/2024	ILS	5,800	1,603

Total Sovereign Issues (Cost $1,576)			1,603

SHORT-TERM INSTRUMENTS 1.9%
COMMERCIAL PAPER 1.7%
Arrow Electronics, Inc.
5.850% due 01/10/2024		$31,350	31,290
5.850% due 01/11/2024		57,550	57,429
5.850% due 01/16/2024		17,200	17,149
Global Payments, Inc. 6.030% due 01/03/2024		21,500	21,482
Quanta Storage, Inc.
5.900% due 01/10/2024		30,150	30,092
5.900% due 01/16/2024		23,900	23,831

			181,273

REPURCHASE AGREEMENTS (f) 0.0%			1,050

SHORT-TERM NOTES 0.1%
Warnermedia Holdings, Inc. 3.428% due 03/15/2024		10,000	9,948

U.S. TREASURY BILLS 0.1%
5.478% due 02/29/2024 - 03/28/2024 (b)(c)(j)		14,818	14,671

Total Short-Term Instruments (Cost $207,054)			206,942

Total Investments in Securities (Cost $10,519,560)			10,406,528

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		1,266,495	12,319

Total Short-Term Instruments (Cost $12,319)			12,319

Total Investments in Affiliates (Cost $12,319)			12,319

Total Investments 100.0% (Cost $10,531,879)			$10,418,847
Financial Derivative Instruments (h)(i) (0.1)%(Cost or Premiums, net $(9,170))			(13,192)
Other Assets and Liabilities, net 0.1%			9,748

Net Assets 100.0%			$10,415,403

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	03/31/2022 - 06/26/2023	$50,543	$50,684	0.49%
Deutsche Bank AG	1.447	04/01/2025	09/20/2023	11,199	11,339	0.11

$61,742	$62,023	0.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$1,050	U.S. Treasury Notes 4.875% due 11/30/2025	$(1,071)	$1,050	$1,050

Total Repurchase Agreements	$(1,071)	$1,050	$1,050

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.530%	12/29/2023	01/02/2024	$(11,608)	$(11,615)
STR	5.540	01/02/2024	01/03/2024	(28,726)	(28,726)
5.660	12/29/2023	01/02/2024	(28,726)	(28,744)

Total Reverse Repurchase Agreements	$(69,085)

(g)	Securities with an aggregate market value of $40,943 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(56,778) at a weighted average interest rate of 5.289%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	6,107	$(1,474,535)	$(11,076)	$0	$(611)
U.S. Treasury 2-Year Note March Futures	03/2024	3,947	(812,743)	(7,140)	0	(493)
U.S. Treasury 5-Year Note March Futures	03/2024	13	(1,414)	(3)	0	(1)
U.S. Treasury 10-Year Note March Futures	03/2024	423	(47,753)	(1,501)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	784	(92,524)	(3,548)	74	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	194	(25,917)	(2,206)	103	0

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

Total Futures Contracts	$(25,474)	$177	$(1,105)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-41 5-Year Index	(1.000)%	Quarterly	12/20/2028	$739,900	$(9,170)	$(5,454)	$(14,624)	$191	$0

Total Swap Agreements	$(9,170)	$(5,454)	$(14,624)	$191	$0

Cash of $40,542 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	AUD	370,895	$245,786	$0	$(7,009)
BOA	01/2024	GBP	5,733	7,282	0	(26)
01/2024	JPY	93,851	636	0	(30)
02/2024	CAD	8,000	5,974	0	(67)
BPS	01/2024	GBP	21,858	27,725	0	(137)
01/2024	JPY	94,400	641	0	(29)
01/2024	$1,268	GBP	998	4	0
BRC	01/2024	EUR	229,282	$252,160	0	(1,014)
01/2024	$1,682	CAD	2,244	12	0
CBK	01/2024	1,248	AUD	1,856	17	0
01/2024	1,662	GBP	1,305	1	0
03/2024	111	ILS	404	1	0
04/2024	ILS	5,815	$1,606	0	(5)
DUB	02/2024	CAD	42,300	31,583	0	(357)
02/2024	$26,536	CAD	35,200	43	0
GLM	01/2024	CAD	43,700	$32,175	0	(808)
01/2024	$5,750	CAD	7,814	148	0
01/2024	112	MXN	1,973	3	0
MBC	01/2024	AUD	113,989	$75,582	0	(2,111)
01/2024	$1,326	GBP	1,042	2	0
SCX	01/2024	1,189	CAD	1,569	0	(4)
UAG	01/2024	GBP	118,755	$150,287	0	(1,089)

Total Forward Foreign Currency Contracts	$231	$(12,686)

(j)

Securities with an aggregate market value of $15,997 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,645	$0	$4,645
Corporate Bonds & Notes
Banking & Finance	0	3,221,204	0	3,221,204
Industrials	0	989,973	0	989,973
Utilities	0	339,294	0	339,294
Municipal Bonds & Notes
Louisiana	0	14,651	0	14,651
Pennsylvania	0	995	0	995
U.S. Government Agencies	0	1,020,504	0	1,020,504
U.S. Treasury Obligations	0	64,405	0	64,405
Non-Agency Mortgage-Backed Securities	0	1,093,296	1,112	1,094,408
Asset-Backed Securities	0	3,445,492	2,412	3,447,904
Sovereign Issues	0	1,603	0	1,603
Short-Term Instruments
Commercial Paper	0	181,273	0	181,273
Repurchase Agreements	0	1,050	0	1,050

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2023 (Unaudited)

Short-Term Notes	0	9,948	0	9,948
U.S. Treasury Bills	0	14,671	0	14,671

	$0	$10,403,004	$3,524	$10,406,528
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,319	$0	$0	$12,319

Total Investments	$12,319	$10,403,004	$3,524	$10,418,847

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	368	0	368
Over the counter	0	231	0	231

	$0	$599	$0	$599
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,105)	0	(1,105)
Over the counter	0	(12,686)	0	(12,686)

	$0	$(13,791)	$0	$(13,791)

Total Financial Derivative Instruments	$0	$(13,192)	$0	$(13,192)

Totals	$12,319	$10,389,812	$3,524	$10,405,655

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.1% ¤
CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 8.2%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	$1,188
3.300% due 01/30/2032		1,300	1,132
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		864	766
Bank of America Corp.
5.933% due 09/15/2027		5,100	5,206
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~		3,000	3,007
Bank of America NA
5.650% due 08/18/2025		5,900	5,975
6.182% due 08/18/2025		3,000	3,008
Barclays PLC 4.972% due 05/16/2029 •		1,400	1,376
Citibank NA 5.488% due 12/04/2026		13,200	13,443
Credit Suisse AG AT1 Claim		9,300	1,116
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,300	1,375
3.547% due 09/18/2031 •		$500	439
3.961% due 11/26/2025 •		6,300	6,198
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,160
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,161
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$700	670
5.125% due 06/16/2025		400	395
5.584% due 03/18/2024		200	200
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		2,200	2,163
5.798% due 08/10/2026		6,000	6,061
6.460% due 08/10/2026		1,200	1,200
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,835
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	258
4.292% due 09/12/2026 •		1,300	1,274
4.300% due 03/08/2026		600	590
5.887% due 08/14/2027		400	406
6.000% due 05/22/2027 •(g)(h)		200	192
ING Groep NV
4.250% due 05/16/2031 •(g)(h)		700	511
5.750% due 11/16/2026 •(g)(h)		1,100	1,028
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		3,300	3,307
JPMorgan Chase & Co.
1.040% due 02/04/2027		1,000	919
1.578% due 04/22/2027 •		1,600	1,477
6.070% due 10/22/2027		2,100	2,161
JPMorgan Chase Bank NA 5.110% due 12/08/2026		7,100	7,167
Lloyds Banking Group PLC 4.550% due 08/16/2028		2,500	2,462
Morgan Stanley
1.512% due 07/20/2027		3,200	2,924
2.720% due 07/22/2025		1,500	1,475
NatWest Group PLC
2.000% due 03/04/2025 •	EUR	1,000	1,100
4.892% due 05/18/2029 •		$3,500	3,440
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	16,650	2,011
Nykredit Realkredit AS 1.500% due 10/01/2053		83,851	10,100
Park Intermediate Holdings LLC 4.875% due 05/15/2029		$1,100	1,019
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	24,410	2,942
RLJ Lodging Trust LP 3.750% due 07/01/2026		$1,200	1,138
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		5,700	4,772

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

UBS AG 5.125% due 05/15/2024 (h)		4,600	4,568
UBS Group AG
3.091% due 05/14/2032 •		1,500	1,278
3.750% due 03/26/2025		600	588
4.751% due 05/12/2028 •		7,900	7,784
VICI Properties LP 4.750% due 02/15/2028		2,700	2,645
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	700	765
2.393% due 06/02/2028 •		$19,600	17,961

			149,336

INDUSTRIALS 3.6%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,600	2,342
Broadcom, Inc.
3.137% due 11/15/2035		500	411
3.419% due 04/15/2033		3,200	2,812
Carrier Global Corp. 4.375% due 05/29/2025	EUR	900	1,003
Centene Corp. 4.625% due 12/15/2029		$3,000	2,880
Charter Communications Operating LLC
4.908% due 07/23/2025		2,200	2,180
7.289% (US0003M + 1.650%) due 02/01/2024 ~		4,600	4,600
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,229
DAE Funding LLC
1.625% due 02/15/2024		1,600	1,591
2.625% due 03/20/2025		900	864
3.375% due 03/20/2028		900	831
Expedia Group, Inc.
4.625% due 08/01/2027		300	299
6.250% due 05/01/2025		176	178
Hyatt Hotels Corp. 1.800% due 10/01/2024		4,100	3,980
Hyundai Capital America 6.539% due 08/04/2025		4,500	4,499
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		1,700	1,658
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)		3,800	3,734
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,800	5,706
3.500% due 07/26/2026		400	382
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	2,141
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	400	475
MPLX LP 2.650% due 08/15/2030		$1,600	1,382
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		800	771
4.345% due 09/17/2027		3,300	3,159
4.810% due 09/17/2030		4,900	4,584
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		1,600	1,457
Sands China Ltd.
3.100% due 03/08/2029		1,200	1,047
3.500% due 08/08/2031		1,200	1,007
5.375% due 08/08/2025		4,000	3,947
5.650% due 08/08/2028		2,900	2,878
T-Mobile USA, Inc.
2.700% due 03/15/2032		800	682
3.375% due 04/15/2029		1,500	1,395

			66,104

UTILITIES 0.1%
Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,100	1,003
4.550% due 07/01/2030		1,500	1,430

			2,433

Total Corporate Bonds & Notes (Cost $227,522)			217,873

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		100	108

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		870	792

			900

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035		200	214

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045		100	123

Total Municipal Bonds & Notes (Cost $1,270)			1,237

U.S. GOVERNMENT AGENCIES 15.8%
Fannie Mae
3.750% due 07/25/2042		6,394	5,870
5.000% due 04/25/2033		1	1
5.003% due 12/01/2036 •		1	1
5.260% due 05/25/2035 ~		2	2
5.503% due 12/25/2036 •		6	6
5.802% due 07/25/2037 - 03/25/2044 •		32	32
5.812% due 01/01/2036 •		6	6
5.832% due 07/25/2037 •		13	13
5.852% due 09/25/2035 •		26	25
5.862% due 09/25/2035 ~		58	58
6.129% due 07/01/2044 •		3	3
6.135% due 08/01/2033 •		3	3
6.172% due 06/25/2037 •		91	91
6.191% due 06/01/2033 •		77	77
6.202% due 01/25/2040 •		244	245
Freddie Mac
4.000% due 11/01/2047 - 01/01/2048		1,745	1,686
4.480% due 03/01/2034 •		20	20
4.500% due 03/01/2029		10	9
5.500% due 07/01/2038		11	11
6.023% due 06/15/2041 •		35	35
6.153% due 08/15/2037 •		60	60
6.163% due 10/15/2037 ~		11	11
6.173% due 05/15/2037 ~		31	31
6.173% due 09/15/2037 •		38	38
6.212% due 02/25/2045 •		6	5
Ginnie Mae
2.750% due 11/20/2044 •		487	484
5.000% due 04/15/2036 - 09/15/2039		504	507
Ginnie Mae, TBA 5.000% due 01/01/2054		6,000	5,959
U.S. Small Business Administration 5.520% due 06/01/2024		2	2
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048		13,328	12,432
4.500% due 08/01/2052		4,042	3,924
5.500% due 03/01/2034 - 07/01/2035		37	38
6.000% due 08/01/2036 - 02/01/2038		41	43
6.500% due 10/01/2036		16	17
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2054		62,400	60,530
5.000% due 01/01/2054 - 02/01/2054		42,400	41,967
5.500% due 02/01/2054		36,100	36,264
6.000% due 02/01/2054		42,000	42,648
6.500% due 02/01/2054		75,200	77,059

Total U.S. Government Agencies (Cost $289,131)			290,213

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)(m)		10,500	6,972
4.625% due 02/15/2040 (k)(m)		5,900	6,321
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (k)		19,695	19,359
0.125% due 10/15/2024 (k)		41,972	41,060
0.125% due 04/15/2025 (k)		3,931	3,791
0.250% due 01/15/2025 (k)		28,967	28,119
0.750% due 02/15/2045		2,874	2,250
1.000% due 02/15/2046		4,675	3,828
1.000% due 02/15/2048		7,860	6,350

Total U.S. Treasury Obligations (Cost $126,253)			118,050

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
Avon Finance 6.087% due 12/28/2049	GBP	7,100	9,031
BAMLL Commercial Mortgage Securities Trust 6.926% due 09/15/2038 •		$10,400	9,336

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Banc of America Funding Trust
4.772% due 05/25/2035 ~		12	11
5.061% due 01/20/2047 ~		29	25
Bear Stearns Adjustable Rate Mortgage Trust
5.222% due 01/25/2034 «~		1	1
5.820% due 01/25/2034 ~		10	9
Bear Stearns ALT-A Trust
4.488% due 05/25/2035 ~		83	79
4.730% due 09/25/2035 ~		24	14
5.810% due 08/25/2036 •		826	735
5.810% due 04/25/2037 •		2,934	2,576
ChaseFlex Trust 6.070% due 07/25/2037 •		265	221
CIM Trust 5.500% due 08/25/2064 ~		9,556	9,659
Citigroup Mortgage Loan Trust
4.523% due 09/25/2037 ~		1,067	943
6.170% due 09/25/2062 þ		9,225	9,268
7.780% due 10/25/2035 •		4	4
Colony Mortgage Capital Ltd. 6.604% due 11/15/2038 •		7,075	6,954
Countrywide Alternative Loan Trust
5.710% due 06/25/2036 •		1,051	931
5.830% due 05/25/2047 ~		119	101
5.892% due 03/20/2046 •		2,225	1,807
5.932% due 05/20/2046 ~		56	47
6.000% due 10/25/2033		7	7
6.000% due 12/25/2034		2,241	2,010
6.000% due 12/25/2035		1,685	1,244
6.572% due 08/25/2035 •		3,968	3,594
Countrywide Home Loan Mortgage Pass-Through Trust
5.003% due 02/20/2035 ~		9	9
7.884% due 02/20/2036 •		7	6
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,226	3,108
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		4,354	4,181
2.215% due 11/25/2061 ~		653	631
3.377% due 03/25/2059 ~		1,127	1,122
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.970% due 02/25/2035 «•		112	105
European Loan Conduit DAC 4.994% due 02/17/2030 ~	EUR	3,440	3,748
First Horizon Mortgage Pass-Through Trust 5.464% due 08/25/2035 ~		$16	11
Frost CMBS DAC 5.152% due 11/20/2033 •	EUR	2,466	2,613
Grifonas Finance PLC 4.212% due 08/28/2039 •		88	95
GSMPS Mortgage Loan Trust 5.820% due 01/25/2036 •		$1,328	1,070
GSR Mortgage Loan Trust
4.240% due 06/25/2034 ~		17	17
4.511% due 11/25/2035 ~		10	9
4.579% due 11/25/2035 ~		49	41
6.000% due 03/25/2037		14	8
HarborView Mortgage Loan Trust
5.880% due 12/19/2036 •		942	753
5.910% due 05/19/2035 •		537	487
Impac CMB Trust 6.470% due 07/25/2033 «•		1	1
IndyMac INDX Mortgage Loan Trust 5.850% due 09/25/2046 •		175	149
JP Morgan Chase Commercial Mortgage Securities Trust 6.859% due 12/15/2031 •		730	597
JP Morgan Mortgage Trust
4.879% due 11/25/2035 ~		36	30
5.044% due 07/25/2035 ~		169	165
5.594% due 08/25/2034 «~		141	138
5.750% due 01/25/2036		21	10
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ		3,425	3,272
1.750% due 04/25/2061 þ		2,237	2,167
1.750% due 07/25/2061 þ		3,772	3,641
2.250% due 07/25/2067 þ		1,900	1,840
LUXE Commercial Mortgage Trust 6.884% due 10/15/2038 ~		7,520	7,478
MASTR Adjustable Rate Mortgages Trust 5.812% due 12/25/2046 •		6,904	5,095
Merrill Lynch Mortgage Investors Trust
4.340% due 02/25/2035 ~		224	213
5.890% due 02/25/2036 •		19	18
5.970% due 11/25/2035 •		8	8
7.299% due 12/25/2032 «•		1	0
Morgan Stanley Capital Trust 6.925% due 12/15/2038 •		5,100	4,608

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Natixis Commercial Mortgage Securities Trust 6.876% due 08/15/2038 •		6,300	5,749
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		2,269	2,145
NYO Commercial Mortgage Trust 7.021% due 11/15/2038 •		8,000	7,071
Prime Mortgage Trust 5.870% due 02/25/2034 •		2	2
Residential Accredit Loans, Inc. Trust
5.791% due 10/25/2037 ~		1,111	938
5.810% due 01/25/2037 •		1,014	863
5.840% due 08/25/2036 •		307	281
SREIT Trust 6.573% due 10/15/2038 •		9,000	8,760
Structured Adjustable Rate Mortgage Loan Trust 4.672% due 08/25/2035 ~		20	17
Structured Asset Mortgage Investments Trust 5.970% due 07/19/2035 •		99	89
Taurus U.K. DAC 6.071% due 05/17/2031 •	GBP	695	868
Thornburg Mortgage Securities Trust 6.815% due 06/25/2047 •		$174	147
Towd Point Mortgage Funding 6.571% due 07/20/2045 ~	GBP	7,180	9,177
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$4,248	4,013
3.319% due 10/25/2057 ~		4,900	4,020
6.470% due 05/25/2058 •		1,123	1,143
WaMu Mortgage Pass-Through Certificates Trust
4.106% due 07/25/2037 ~		4,471	3,871
4.335% due 02/27/2034 •		9	8
5.712% due 03/25/2047 •		1,433	1,187
5.762% due 06/25/2047 •		2,313	1,861
5.840% due 05/25/2034 •		1,125	1,006
6.012% due 02/25/2046 •		45	40
6.050% due 10/25/2045 •		8	8
6.082% due 01/25/2046 •		2,948	2,535
6.212% due 11/25/2042 •		5	4
6.412% due 08/25/2042 •		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust 5.842% due 11/25/2046 •		4,641	3,799

Total Non-Agency Mortgage-Backed Securities (Cost $173,499)			165,656

ASSET-BACKED SECURITIES 35.0%
Aames Mortgage Investment Trust 6.460% due 07/25/2035 •		633	635
ABFC Trust
5.600% due 01/25/2037 •		1,919	1,350
6.520% due 03/25/2034 •		419	401
ACE Securities Corp. Home Equity Loan Trust
5.690% due 11/25/2036 •		2,453	1,016
5.730% due 12/25/2036 •		4,240	2,312
6.370% due 09/25/2033 •		1,682	1,634
ACHV ABS Trust
6.810% due 11/25/2030		1,267	1,269
7.240% due 11/25/2030		1,200	1,212
Aegis Asset-Backed Securities Trust 5.710% due 01/25/2037 •		314	230
Ally Auto Receivables Trust 5.460% due 05/15/2028		2,600	2,632
American Express Credit Account Master Trust 4.870% due 05/15/2028		4,500	4,536
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		8,900	8,940
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.793% due 04/25/2034 ~		794	734
6.445% due 07/25/2035 •		800	736
Apex Credit CLO Ltd. 7.232% due 09/20/2029 •		4,275	4,257
AREIT Trust 7.293% due 11/17/2038 ~		2,100	2,039
Ares European CLO DAC
4.745% due 10/15/2031 •	EUR	7,008	7,663
4.843% due 04/20/2032 •		5,600	6,085
Argent Securities Trust
5.950% due 06/25/2036 •		$5,816	1,543
6.010% due 05/25/2036 ~		5,533	1,351
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.229% due 06/26/2034 •		654	665
6.230% due 02/25/2036 •		5,394	4,184
Asset-Backed Securities Corp. Home Equity Loan Trust 6.280% due 06/25/2034 •		3,066	3,006
Aurium CLO DAC 4.695% due 01/16/2031 •	EUR	11,274	12,311

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		$3,900	3,986
6.120% due 04/20/2027		8,700	8,844
BA Credit Card Trust
4.790% due 05/15/2028		4,700	4,720
4.980% due 11/15/2028		8,800	8,911
Bank of America Auto Trust 5.830% due 05/15/2026		6,400	6,410
Bayview Financial Asset Trust 5.920% due 03/25/2037 •		358	345
Bear Stearns Asset-Backed Securities Trust
4.812% due 10/25/2036 ~		179	84
5.820% due 05/25/2037 ~		11,500	8,952
6.420% due 10/25/2037 ~		1,251	1,178
Benefit Street Partners CLO Ltd.
6.605% due 10/15/2030 •		2,116	2,114
7.155% due 10/15/2030 •		4,800	4,783
Black Diamond CLO DAC 4.982% due 05/15/2032 ~	EUR	5,178	5,645
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$2,500	2,527
BNC Mortgage Loan Trust 3.942% due 10/25/2036 «•		263	251
BNPP AM Euro CLO DAC 4.822% due 07/22/2032 •	EUR	7,500	8,172
BPCRE Ltd. 7.758% due 01/16/2037 •		$4,600	4,603
Cairn CLO DAC 4.745% due 10/15/2031 •	EUR	2,398	2,604
Carlyle Euro CLO DAC
4.665% due 01/15/2031 •		4,165	4,553
4.892% due 08/15/2032 •		4,400	4,793
Carvana Auto Receivables Trust
0.800% due 01/10/2027		$2,300	2,170
4.680% due 02/10/2028		4,650	4,602
5.620% due 01/10/2029		500	506
6.410% due 09/10/2027		3,409	3,425
CIFC Funding Ltd. 7.190% due 04/25/2033 •		3,600	3,586
CIT Mortgage Loan Trust 6.970% due 10/25/2037 •		4,070	4,028
Citigroup Mortgage Loan Trust
5.730% due 03/25/2037 •		750	648
5.790% due 09/25/2036 •		3,756	2,728
5.990% due 03/25/2036 •		3,965	3,567
Citizens Auto Receivables Trust 5.739% due 09/16/2024		2,814	2,814
Countrywide Asset-Backed Certificates Trust
4.343% due 05/25/2036 •		1,588	1,527
5.610% due 07/25/2037 ~		702	691
5.610% due 06/25/2047 •		898	809
5.720% due 02/25/2036 •		646	609
5.720% due 06/25/2047 •		1,027	983
5.730% due 12/25/2036 •		1,283	1,166
5.750% due 05/25/2037 ~		2,022	1,866
5.760% due 10/25/2047 •		4,100	3,477
5.870% due 02/25/2037 ~		746	704
5.990% due 12/25/2036 •		2,939	2,740
Credit Suisse First Boston Mortgage Securities Corp. 5.077% due 01/25/2032 •		3	2
Credit-Based Asset Servicing & Securitization Trust 3.400% due 07/25/2036 •		1,545	1,422
CVC Cordatus Loan Fund DAC 4.615% due 10/15/2031 •	EUR	6,187	6,739
DLLAA LLC 5.930% due 07/20/2026		$1,000	1,005
Dryden Euro CLO DAC 4.862% due 05/15/2034 •	EUR	3,793	4,124
DT Auto Owner Trust 6.290% due 08/16/2027		$6,586	6,615
ECMC Group Student Loan Trust 6.452% due 07/25/2069 •		1,602	1,588
Ellington Loan Acquisition Trust 6.570% due 05/25/2037 •		890	858
Euro-Galaxy CLO DAC 4.589% due 04/24/2034 •	EUR	2,398	2,600
Exeter Automobile Receivables Trust
6.040% due 07/15/2026		$1,100	1,101
6.110% due 09/15/2025		2,809	2,810
First Franklin Mortgage Loan Trust
5.690% due 12/25/2037 •		759	716
5.770% due 08/25/2036 •		1,950	1,770
5.950% due 05/25/2036 •		1,900	1,595
First NLC Trust 6.205% due 02/25/2036 •		14,622	12,200

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		4,400	4,428
Fremont Home Loan Trust 5.530% due 01/25/2037 ~		6	3
Galaxy CLO Ltd. 6.625% due 10/15/2030 •		1,392	1,391
Gallatin CLO Ltd. 7.305% due 07/15/2031 •		3,850	3,840
GE-WMC Asset-Backed Pass-Through Certificates 6.110% due 12/25/2035 •		6,466	6,157
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		1,839	1,833
6.040% due 03/15/2027		3,300	3,310
GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		3,700	3,706
5.634% due 08/20/2024		414	414
5.788% due 01/20/2026		700	700
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		2,600	2,641
GMF Canada Leasing Trust Asset-Backed Notes 5.458% due 04/21/2025	CAD	2,528	1,922
GSAMP Trust
5.770% due 08/25/2036 •		$1,221	1,198
5.770% due 09/25/2036 ~		2,102	749
5.870% due 01/25/2047 •		807	425
6.160% due 11/25/2035 •		1,040	1,026
6.370% due 11/25/2035 •		274	259
Halseypoint CLO Ltd. 7.117% due 07/20/2031 •		1,650	1,639
Harvest CLO DAC
4.605% due 10/15/2031 •	EUR	2,052	2,227
4.673% due 10/20/2031 •		5,116	5,565
Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$4,400	4,249
1.990% due 06/25/2026		1,600	1,530
5.490% due 06/25/2027		1,000	1,005
Home Equity Mortgage Loan Asset-Backed Trust 5.640% due 04/25/2037 •		9,001	6,201
HSI Asset Securitization Corp. Trust
5.620% due 12/25/2036 •		5,895	5,273
5.935% due 03/25/2036 •		14,947	13,400
Hyundai Auto Receivables Trust 5.480% due 04/17/2028		2,500	2,544
JP Morgan Mortgage Acquisition Trust
5.740% due 07/25/2036 •		884	763
5.740% due 08/25/2036 ~		1,100	1,000
5.770% due 03/25/2037 ~		5,503	5,059
KKR CLO Ltd.
6.597% due 07/18/2030 •		2,107	2,106
6.815% due 07/15/2034 •		2,250	2,247
7.257% due 07/18/2030 •		5,200	5,208
LCM LP 7.158% due 07/19/2027 ~		4,600	4,602
Lendmark Funding Trust 1.900% due 11/20/2031		5,400	4,863
LL ABS Trust 3.760% due 11/15/2029		838	833
Long Beach Mortgage Loan Trust
6.030% due 10/25/2034 •		12	12
6.385% due 08/25/2035 ~		2,200	1,945
M360 Ltd. 7.721% due 11/22/2038 •		3,800	3,679
Madison Park Euro Funding DAC 4.696% due 10/25/2030 ~	EUR	2,383	2,593
Man GLG Euro CLO DAC 4.645% due 10/15/2030 •		587	644
Marlette Funding Trust
5.180% due 11/15/2032		$1,669	1,664
5.950% due 11/15/2032		3,200	3,195
Master Credit Card Trust 6.188% due 01/21/2027		8,700	8,736
MASTR Asset-Backed Securities Trust 5.670% due 11/25/2036 •		7,338	4,341
Merrill Lynch Mortgage Investors Trust 6.010% due 01/25/2037 •		7,321	6,954
MF1 Ltd. 7.106% due 02/19/2037 •		8,700	8,560
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 02/25/2037 ~		1,745	1,547
5.610% due 05/25/2037 •		395	335
5.650% due 02/25/2037 •		1,441	468
5.685% due 03/25/2037 •		8,473	3,389
5.770% due 06/25/2036 •		1,434	747
5.830% due 02/25/2037 •		9,101	2,960
5.930% due 09/25/2036 •		726	311
6.400% due 07/25/2035 ~		2,483	2,393

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Morgan Stanley Mortgage Loan Trust 5.650% due 12/25/2036 •		2,200	780
Nassau Ltd. 6.805% due 10/15/2029 •		550	550
Nelnet Student Loan Trust
6.640% due 02/20/2041		750	761
7.538% due 02/20/2041		750	752
Oaktree CLO Ltd. 6.797% due 10/20/2032 ~		4,600	4,582
Option One Mortgage Loan Trust
5.570% due 07/25/2036 •		2,393	1,105
5.600% due 07/25/2037 •		2,999	1,909
OZLM Ltd.
7.127% due 07/20/2032 ~		3,700	3,679
7.377% due 07/20/2032 •		2,250	2,241
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		1,064	1,058
6.060% due 03/15/2030		7,129	7,115
6.159% due 05/15/2030 «		3,382	3,379
7.128% due 06/16/2031		1,141	1,144
7.179% due 04/15/2031		2,286	2,293
Pagaya AI Debt Trust 7.656% due 05/15/2030 «		1,000	1,002
Palmer Square European Loan Funding DAC
4.695% due 07/15/2031 •	EUR	5,131	5,595
4.745% due 04/15/2031 •		6,024	6,557
Popular ABS Mortgage Pass-Through Trust 5.965% due 07/25/2036 •		$1,288	1,200
PRET LLC
1.744% due 07/25/2051 þ		1,863	1,799
1.843% due 09/25/2051 þ		5,262	5,015
1.868% due 07/25/2051 þ		2,027	1,960
1.992% due 02/25/2061 þ		1,729	1,691
2.487% due 10/25/2051 ~		762	749
2.487% due 10/25/2051 þ		3,688	3,613
3.721% due 07/25/2051 þ		5,165	5,007
5.240% due 04/25/2052 þ		3,490	3,428
Providus CLO DAC 4.715% due 07/15/2031 •	EUR	2,774	3,020
PRPM LLC 3.720% due 02/25/2027 þ		$3,648	3,530
Reach ABS Trust 7.050% due 02/18/2031		1,019	1,022
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,431	1,303
4.320% due 09/25/2030		1,243	1,189
5.380% due 11/25/2030		3,974	3,935
Residential Asset Mortgage Products Trust 6.535% due 05/25/2035 •		3,017	2,850
Residential Asset Securities Corp. Trust
6.130% due 12/25/2035 ~		10,019	9,629
6.175% due 11/25/2035 •		13,000	12,486
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		2,200	2,242
6.080% due 08/17/2026		6,569	6,582
Saxon Asset Securities Trust 6.145% due 11/25/2037 •		2,548	2,419
Sculptor European CLO DAC 4.755% due 01/14/2032 •	EUR	11,100	12,078
Securitized Asset-Backed Receivables LLC Trust
5.560% due 05/25/2037 •		$9,436	5,727
5.970% due 05/25/2036 •		2,482	1,301
Segovia European CLO DAC 4.873% due 07/20/2032 •	EUR	3,100	3,379
SMB Private Education Loan Trust
2.850% due 11/16/2054		$9,819	9,080
4.550% due 02/16/2055		6,800	6,442
6.888% due 11/15/2052		989	991
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,614	2,442
Sound Point CLO Ltd. 6.620% due 07/25/2030 ~		344	344
Soundview Home Loan Trust
5.935% due 02/25/2036 •		2,677	2,454
6.310% due 08/25/2035 ~		2,736	2,447
6.550% due 07/25/2035 ~		1,537	1,520
Starwood Mortgage Trust 7.138% due 11/15/2038 •		13,200	12,705
Structured Asset Investment Loan Trust 5.620% due 09/25/2036 •		206	200
Structured Asset Securities Corp. Mortgage Loan Trust 6.120% due 04/25/2031 •		4,830	4,753
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •		1,813	1,801
TCI-Symphony CLO Ltd. 7.205% due 10/13/2032 •		6,330	6,294

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	5,400	5,892
Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		$4,200	4,208
5.604% due 08/15/2024		1,666	1,666
Trestles CLO Ltd. 6.844% due 07/21/2034 •		2,250	2,244
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		1,061	1,037
Venture CLO Ltd.
6.678% due 08/28/2029 •		898	898
6.697% due 04/20/2029 •		670	670
7.052% due 07/30/2032 •		4,300	4,244
7.402% due 07/30/2032 •		5,200	5,196
WaMu Asset-Backed Certificates WaMu Trust 5.640% due 07/25/2047 •		1,362	982
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		5,400	5,418
6.008% due 10/15/2026		5,200	5,201
6.230% due 01/15/2027		9,000	9,051
World Omni Auto Receivables Trust 5.570% due 12/15/2026		1,400	1,402

Total Asset-Backed Securities (Cost $662,983)			642,034

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (d)	BRL	1,300	268
0.000% due 07/01/2024 (d)		39,500	7,738
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	45,590	2,371
3.000% due 12/03/2026 (f)		4,791	262
4.000% due 11/30/2028 (f)		13,773	793
Russia Government International Bond 5.250% due 06/23/2047 ^(b)		$200	71

Total Sovereign Issues (Cost $11,122)			11,503

		SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (c)		121,400	18,445

INFORMATION TECHNOLOGY 0.9%
Advanced Micro Devices, Inc. (c)		13,275	1,957
Apple, Inc.		33,579	6,465
Intel Corp.		37,056	1,862
Microsoft Corp.		16,923	6,364

			16,648

Total Common Stocks (Cost $33,676)			35,093

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 47.4%
COMMERCIAL PAPER 4.1%
Arrow Electronics, Inc.
5.850% due 01/02/2024		$950	949
5.850% due 01/11/2024		1,400	1,397
5.900% due 01/12/2024		1,600	1,596
5.900% due 01/19/2024		1,050	1,046
5.900% due 01/22/2024		1,050	1,046
Bacardi-Martini BV 5.950% due 01/23/2024		3,200	3,187
Bank Of Nova Scotia 5.272% due 02/01/2024	CAD	16,500	12,391
Canadian Imperial Bank of Commerce 5.229% due 01/02/2024		2,400	1,810
Conagra Foods, Inc.
5.820% due 01/11/2024		$1,750	1,746
5.850% due 01/18/2024		1,150	1,146
Constellation Brands, Inc. 5.700% due 01/09/2024		250	250
Constellation Energy Generation LLC 5.750% due 02/12/2024		950	943

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Energy Transfer Partners LP 5.850% due 01/04/2024		900	899
ERAC USA Finance LLC 5.600% due 01/08/2024		300	300
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		3,150	3,147
5.700% due 01/16/2024		1,650	1,646
5.710% due 01/16/2024		1,300	1,296
Global Payments, Inc.
6.030% due 01/05/2024		1,650	1,648
6.030% due 01/16/2024		1,600	1,595
6.030% due 01/17/2024		4,050	4,037
Intercontinental Exchange, Inc.
5.600% due 01/02/2024		550	550
5.600% due 01/03/2024		1,200	1,199
5.600% due 01/05/2024		250	250
Kinder Morgan, Inc. 5.700% due 01/22/2024		4,100	4,084
L3Harris Technologies, Inc. 5.770% due 02/20/2024		1,600	1,587
Marathon Oil Corp. 6.050% due 01/03/2024		6,050	6,045
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		500	499
Quanta Storage, Inc.
5.850% due 01/04/2024		250	250
5.900% due 01/02/2024		1,700	1,699
5.900% due 01/08/2024		1,000	998
5.900% due 01/09/2024		1,000	998
5.900% due 01/10/2024		800	799
5.900% due 01/12/2024		750	748
5.900% due 01/16/2024		1,650	1,645
5.900% due 01/17/2024		300	299
5.900% due 01/18/2024		1,500	1,495
Royal Bank of Canada 5.318% due 02/02/2024	CAD	1,400	1,051
Southern California Edison Co. 5.730% due 01/16/2024		$1,200	1,197
Toronto-Dominion Bank 5.259% due 02/02/2024	CAD	1,900	1,427
VF Corp. 6.100% due 01/17/2024		$300	299
VW Credit, Inc.
5.640% due 01/03/2024		3,400	3,397
5.700% due 01/04/2024		300	300
5.710% due 01/05/2024		1,000	999
5.770% due 01/09/2024		250	250

			74,140

REPURCHASE AGREEMENTS (i) 42.8%			784,947

SHORT-TERM NOTES 0.4%
AmeriCredit Automobile Receivables Trust 5.723% due 09/18/2024		2,431	2,431
Westlake Automobile Receivables Trust 5.781% due 08/15/2024		4,550	4,551

			6,982

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (d)(e)	HUF	827,000	2,382

U.S. TREASURY BILLS 0.0%
5.457% due 01/25/2024 (d)(e)(m)		$386	385

Total Short-Term Instruments (Cost $868,386)			868,836

Total Investments in Securities (Cost $2,393,842)			2,350,495

		SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short Asset Portfolio		8,766,904	85,004
PIMCO Short-Term Floating NAV Portfolio III		2,904,320	28,250

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $115,854)	113,254

Total Investments in Affiliates (Cost $115,854)	113,254

Total Investments 134.3% (Cost $2,509,696)	$2,463,749
Financial Derivative Instruments (j)(l) 2.3%(Cost or Premiums, net $14,868)	41,512
Other Assets and Liabilities, net (36.6)%	(671,394)

Net Assets 100.0%	$1,833,867

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Payment in-kind security.
(b)					Security is not accruing income as of the date of this report.
(c)					Security did not produce income within the last twelve months.
(d)					Zero coupon security.
(e)					Coupon represents a yield to maturity.
(f)					Principal amount of security is adjusted for inflation.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.460%	01/02/2024	01/03/2024	$100	U.S. Treasury Notes 3.875% due 04/30/2025		$(103)	$100	$100
BPS	5.470	01/02/2024	01/03/2024	357,400	U.S. Treasury Notes 2.750% due 04/30/2027		(364,644)	357,400	357,400
BRC	5.590	12/29/2023	01/02/2024	100	U.S. Treasury Notes 3.625% due 05/15/2026		(102)	100	100
	5.600	12/29/2023	01/02/2024	348,200	Fannie Mae 3.000% due 06/01/2051		(59,715)	348,200	348,417
					Freddie Mac 5.500% due 09/01/2053		(298,997)
DEU	5.150	12/29/2023	01/02/2024	22,800	U.S. Treasury Notes 0.625% due 05/15/2030		(23,248)	22,800	22,813
FICC	2.600	12/29/2023	01/02/2024	16,747	U.S. Treasury Notes 4.875% due 11/30/2025		(17,082)	16,747	16,751
	5.330	12/29/2023	01/02/2024	39,600	U.S. Treasury Bonds 4.625% due 02/15/2040		(40,392)	39,600	39,623

Total Repurchase Agreements							$(804,283)	$784,947	$785,204

(1)					Includes accrued interest.
(j)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
							Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures				06/2024	3,348	$795,276	$3,045	$84	$0
E-Mini S&P 500 Index March Futures				03/2024	2,520	607,320	20,835	0	(1,543)
U.S. Treasury 2-Year Note March Futures				03/2024	1,148	236,389	2,073	143	0
U.S. Treasury 10-Year Note March Futures				03/2024	284	32,061	(45)	0	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2024	82	10,955	1,054	0	(44)

					$26,962			$227	$(1,587)

SHORT FUTURES CONTRACTS
							Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures				09/2024	3,348	$(799,209)	$(5,249)	$0	$(167)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Euro-Bund March Futures	03/2024	68	(10,301)	(310)	107	0
Euro-Buxl 30-Year Bond March Futures	03/2024	26	(4,068)	(329)	113	0
U.S. Treasury 5-Year Note March Futures	03/2024	589	(64,068)	(1,571)	0	(51)

$(7,459)	$220	$(218)

Total Futures Contracts	$19,503	$447	$(1,805)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.473%	$900	$14	$(9)	$5	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.608	2,400	40	(17)	23	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750	600	(3)	9	6	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286	2,400	18	23	41	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.313	300	3	3	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919	3,080	611	(256)	355	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	3,620	436	101	537	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.237	EUR	4,300	29	(10)	19	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451	$400	1	1	2	0	0

$1,149	$(155)	$994	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,232	$(155)	$72	$(83)	$0	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(4)	4	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,440	(236)	198	(38)	0	(1)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	56	(12)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	500	(34)	24	(10)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	3,900	(194)	83	(111)	0	(1)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	99	3	3	6	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	14,652	49	832	881	0	(4)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,100	34	9	43	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	210,100	2,820	1,332	4,152	0	(54)

$2,215	$2,613	$4,828	$0	$(61)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	600	$(3)	$67	$64	$0	$(6)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	6,810,000	(9)	(574)	(583)	28	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$70,900	(2,792)	222	(2,570)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	198,300	3,703	(114)	3,589	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2025	5,500	88	(446)	(358)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	278,800	(3,109)	3,814	705	49	0
Pay	1-Day USD-SOFR Compounded-OIS	0.527	Semi-Annual	03/15/2026	27,400	(46)	(2,132)	(2,178)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	24,700	1,714	312	2,026	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2027	93,600	1,396	(9,696)	(8,300)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028	44,400	(8)	2,270	2,262	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	88,500	(3,853)	(8,369)	(12,222)	0	(5)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		82,500	270	1,717	1,987	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		15,800	(55)	207	152	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		26,400	776	286	1,062	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		800	(3)	13	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		64,300	437	(522)	(85)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		90,300	5,904	(1,428)	4,476	81	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		1,500	(6)	27	21	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		800	(3)	15	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		3,000	(12)	66	54	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,200	(5)	31	26	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		2,600	(9)	87	78	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		3,600	(13)	139	126	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		2,800	(11)	162	151	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		1,800	(7)	103	96	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		1,900	(7)	111	104	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		2,800	(10)	130	120	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		1,300	(5)	77	72	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		1,700	(7)	98	91	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		1,100	(4)	68	64	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,200	(4)	76	72	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		600	(2)	38	36	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		800	(3)	53	50	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		600	(2)	47	45	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		600	(2)	50	48	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		1,000	(4)	83	79	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		2,000	(8)	168	160	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		1,600	(7)	(95)	(102)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		1,100	(5)	(46)	(51)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,600	(7)	(57)	(64)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,100	833	(864)	(31)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		700	(3)	(19)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,300	(6)	(36)	(42)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		800	(4)	(15)	(19)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		700	(3)	(17)	(20)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		600	(3)	(8)	(11)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035		82,800	(1,057)	21,302	20,245	115	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		28,300	5,485	6,390	11,875	93	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	856	3,621	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		200	(1)	20	19	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		500	(3)	54	51	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	42	40	0	(2)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	2,000	(4)	(43)	(47)	7	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		1,200	(2)	(25)	(27)	5	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		1,100	(2)	(27)	(29)	4	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,000	(2)	(15)	(17)	0	(17)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		500	(2)	(28)	(30)	6	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(46)	(49)	10	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,100	(4)	(47)	(51)	13	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		1,300	(5)	(54)	(59)	15	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		1,200	(4)	(41)	(45)	14	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		800	(3)	(29)	(32)	9	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	85,000	(86)	1,661	1,575	68	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	1,600	(4)	73	69	0	(5)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		1,500	(3)	75	72	0	(5)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		1,800	(4)	(67)	(71)	6	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		600	(1)	(23)	(24)	2	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		700	(1)	(24)	(25)	3	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		800	(3)	60	57	0	(9)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,900	(11)	226	215	0	(32)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		900	(4)	(60)	(64)	10	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,000	(4)	(57)	(61)	11	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		300	(1)	(21)	(22)	3	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		400	(2)	(29)	(31)	5	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		34,300	(474)	2,271	1,797	0	(382)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		14,700	143	(1,672)	(1,529)	415	0

							$11,782	$16,821	$28,603	$1,057	$(597)

Total Swap Agreements							$15,146	$19,279	$34,425	$1,060	$(659)

(k)

Securities with an aggregate market value of $54,574 and cash of $10,414 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2024		AUD	3,915		$2,593		$0		$(76)
		03/2024		CNH	582		81		0		(1)
BOA		01/2024		AUD	594		393		0		(12)
		01/2024		GBP	749		952		0		(3)
		01/2024		NOK	4,639		436		0		(20)
		01/2024		PLN	6,764		1,551		0		(167)
		01/2024			$100		MXN	1,695	0		0
		01/2024			945		PLN	3,715	0		(1)
		03/2024		IDR	18,049,548		$1,148		0		(24)
		03/2024			$73		INR	6,123	0		0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

	06/2024	KRW	1,036,813		$797	0	(11)
BPS	01/2024	DKK	42,665		6,293	0	(27)
	01/2024	EUR	646		709	0	(4)
	01/2024	GBP	2,857		3,624	0	(18)
	01/2024	HUF	291,904		832	0	(9)
	01/2024	JPY	178,400		1,214	0	(52)
	01/2024	KRW	328,445		250	0	(4)
	01/2024		$6,320	AUD	9,380	73	0
	01/2024		200	BRL	983	2	0
	01/2024		2,393	EUR	2,187	21	0
	01/2024		600	IDR	9,280,257	3	0
	01/2024		10,938	JPY	1,577,500	257	0
	01/2024		4,628	ZAR	85,796	56	0
	02/2024	TWD	2,235		$70	0	(4)
	02/2024		$146	TWD	4,613	7	0
	03/2024	CNH	251,772		$34,827	0	(709)
	03/2024		$7,381	CNH	52,181	0	(16)
	03/2024		254	INR	21,267	0	0
	06/2024	KRW	4,138,887		$3,168	0	(59)
BRC	01/2024		710,765		550	0	0
	01/2024	NZD	12,061		7,420	0	(205)
	01/2024	PLN	562		128	0	(14)
	01/2024	TRY	6,036		198	0	(4)
	01/2024		$3,054	CHF	2,640	87	0
	01/2024		546	ZAR	10,167	9	0
	03/2024	HKD	1,045		$134	0	0
	03/2024		$400	IDR	6,215,333	4	0
	06/2024	KRW	4,266,119		$3,268	0	(57)
BSH	01/2024	BRL	27,000		5,418	0	(141)
	01/2024		$4,267	BRL	21,100	77	0
	07/2024	BRL	22,300		$4,421	0	(89)
CBK	01/2024	AUD	2,265		1,507	0	(36)
	01/2024	HUF	94,554		270	0	(3)
	01/2024	IDR	8,485,696		551	0	0
	01/2024	MXN	154,039		8,635	0	(395)
	01/2024	NOK	1,122		105	0	(6)
	01/2024		$1,891	AUD	2,812	26	0
	01/2024		5,386	BRL	26,223	13	0
	01/2024		10,519	CAD	14,075	105	0
	01/2024		4,849	GBP	3,816	16	0
	01/2024		511	HUF	176,354	0	(3)
	01/2024		615	MXN	10,745	15	0
	01/2024		1,550	ZAR	28,891	28	0
	01/2024	ZAR	11,101		$589	0	(17)
	02/2024		$10,563	BRL	54,181	573	0
	03/2024	CNH	6,036		$840	0	(12)
	03/2024		$551	IDR	8,487,873	0	0
	03/2024		552	PLN	2,192	5	0
	04/2024	BRL	26,488		$5,386	0	(23)
DUB	01/2024	KRW	389,910		300	0	(1)
	01/2024		$349	PLN	1,374	0	0
	06/2024	KRW	4,612,046		$3,543	0	(52)
GLM	01/2024	BRL	12,000		2,369	0	(102)
	01/2024	CAD	76,947		56,628	0	(1,450)
	01/2024	CHF	2,531		2,889	0	(123)
	01/2024	DKK	56,523		8,338	0	(35)
	01/2024	JPY	83,100		567	0	(23)
	01/2024		$2,930	BRL	14,289	15	(3)
	01/2024		23,055	MXN	404,353	651	0
	01/2024		3,087	NOK	31,970	60	0
	01/2024		7,294	NZD	11,700	102	0
	01/2024	ZAR	5,704		$300	0	(12)
	02/2024	BRL	92		18	0	(1)
	03/2024	CNH	68,904		9,554	0	(172)
	03/2024		$1,694	CNH	12,301	42	0
	07/2024	BRL	11,800		$2,382	0	(4)
JPM	01/2024		23,559		4,824	22	(48)
	01/2024	CAD	2,400		1,757	0	(55)
	01/2024	HUF	330,406		941	0	(11)
	01/2024	MXN	15,114		878	0	(8)
	01/2024		$1,110	BRL	5,400	2	0
	01/2024		600	IDR	9,232,200	0	0
	01/2024		250	KRW	324,038	0	0
	02/2024	CAD	19,800		$14,498	0	(451)
	02/2024		$4,037	BRL	19,799	32	0
	02/2024		17,210	INR	1,437,743	27	0
	03/2024	CNH	1,273		$176	0	(3)
	03/2024	IDR	54,272,329		3,501	0	(24)
	03/2024	TWD	11,992		386	0	(12)
	03/2024		$653	IDR	10,125,157	5	0
	03/2024		930	INR	77,604	0	(1)
	04/2024		3,525	BRL	17,185	0	(16)
	06/2024	KRW	4,441,076		$3,427	0	(35)
	07/2024	BRL	5,400		1,087	0	(5)
MBC	01/2024	AUD	1,837		1,218	0	(34)
	01/2024	CAD	531		395	0	(6)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	EUR	472	514	0	(8)
01/2024	HUF	167,462	456	0	(25)
01/2024	JPY	68,600	481	0	(6)
01/2024	$8,792	ZAR	168,031	383	0
03/2024	HKD	74	$9	0	0
MYI	01/2024	BRL	5,377	1,098	0	(9)
01/2024	HUF	108,018	307	0	(4)
01/2024	$201	ZAR	3,695	1	0
03/2024	CNH	555	$77	0	(1)
03/2024	TWD	22,255	715	0	(22)
03/2024	$599	IDR	9,297,901	5	0
06/2024	KRW	3,997,260	$3,070	0	(46)
RBC	04/2024	$33	MXN	581	1	0
SCX	01/2024	SEK	44,731	$4,307	0	(129)
03/2024	CNH	545	75	0	(2)
03/2024	IDR	10,196,274	649	0	(13)
03/2024	$166	INR	13,878	0	0
06/2024	KRW	2,200,026	$1,695	0	(20)
TOR	02/2024	TWD	820,225	25,769	0	(1,330)
03/2024	CNH	481	67	0	(1)
03/2024	$14,780	IDR	228,976,470	90	0
UAG	01/2024	AUD	1,485	$985	0	(27)
01/2024	EUR	118,301	130,127	0	(502)
01/2024	GBP	15,523	19,644	0	(142)
01/2024	MXN	26,725	1,510	0	(57)
01/2024	NOK	25,804	2,419	0	(121)
01/2024	$4,501	SEK	45,945	55	0
01/2024	1,770	ZAR	33,792	75	0

Total Forward Foreign Currency Contracts	$2,945	$(7,374)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494%	01/08/2024	$800	$(4)	$(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	800	(4)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	1,200	(5)	(15)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	1,200	(5)	0
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	900	(3)	(10)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	900	(3)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	500	(2)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	1,100	(5)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	1,100	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	1,400	(6)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	900	(4)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	1,400	(6)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	900	(4)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	1,400	(6)	(23)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	1,300	(7)	(14)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	1,400	(7)	(18)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	1,300	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	1,400	(7)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	600	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	600	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	1,200	(5)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	1,200	(5)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	1,300	(5)	(4)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	1,300	(5)	(4)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	1,400	(3)	(5)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	1,400	(3)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	1,500	(7)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	1,500	(7)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	600	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	600	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,900	(8)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,900	(8)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	700	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	700	(3)	(4)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	1,300	(5)	(21)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	1,300	(5)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	1,000	(4)	(8)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	1,000	(4)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	1,300	(6)	(23)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	1,300	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	1,500	(7)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	1,500	(7)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	1,000	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	1,000	(4)	(2)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	800	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	800	(4)	(1)

Total Written Options	$(226)	$(254)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$197	$(52)	$44	$0	$(8)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	S&P 500 Total Return Index	319	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	$3,295	$0	$(15)	$0	$(15)
FAR	Receive	S&P 500 Total Return Index	1,832	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	18,921	0	(83)	0	(83)
Receive	S&P 500 Total Return Index	1,642	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/26/2024	16,958	0	(75)	0	(75)
Receive	S&P 500 Total Return Index	20,495	5.720% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/12/2024	187,696	0	17,843	17,843	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

JPM	Receive	S&P 500 Total Return Index	1,083	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	11,185	0	(50)	0	(50)
MBC	Receive	S&P 500 Total Return Index	103	5.615% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	1,064	0	(5)	0	(5)
	Receive	S&P 500 Total Return Index	32,046	5.820% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	325,924	0	4,461	4,461	0
	Receive	S&P 500 Total Return Index	25,210	5.825% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	256,748	0	2,868	2,868	0
RBC	Receive	S&P 500 Total Return Index	50	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	516	0	(2)	0	(2)
	Receive	S&P 500 Total Return Index	88	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	909	0	(4)	0	(4)
	Receive	S&P 500 Total Return Index	50	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	516	0	(2)	0	(2)
	Receive	S&P 500 Total Return Index	352	0.000%	Monthly	07/17/2024	3,635	0	(16)	0	(16)
	Receive	S&P 500 Total Return Index	2,346	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	24,229	0	(109)	0	(109)
	Receive	S&P 500 Total Return Index	403	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	4,162	0	(19)	0	(19)
	Receive	S&P 500 Total Return Index	2,347	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	24,239	0	(107)	0	(107)
	Receive	S&P 500 Total Return Index	235	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/13/2024	2,427	0	(11)	0	(11)
TOR	Receive	S&P 500 Total Return Index	22,082	5.600% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/12/2024	196,871	0	24,192	24,192	0
	Receive	S&P 500 Total Return Index	9,006	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	93,013	0	(420)	0	(420)

								$0	$48,446	$49,364	$(918)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	121,400	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$17,897	$0	$(485)	$0	$(485)
FAR	Pay	Advanced Micro Devices, Inc.	13,275	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	1,551	0	(399)	0	(399)
	Pay	Apple, Inc.	33,579	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	6,458	0	20	20	0
	Pay	Intel Corp.	37,056	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	1,529	0	(326)	0	(326)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	Microsoft Corp.	16,923	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	6,241	0	(96)	0	(96)

							$0	$(1,286)	$20	$(1,306)

Total Swap Agreements							$(52)	$47,204	$49,384	$(2,232)

(m)

Securities with an aggregate market value of $4,984 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$149,336	$0		$149,336
Industrials					0	66,104	0		66,104
Utilities					0	2,433	0		2,433
Municipal Bonds & Notes
California					0	900	0		900
Illinois					0	214	0		214
Nevada					0	123	0		123
U.S. Government Agencies					0	290,213	0		290,213
U.S. Treasury Obligations					0	118,050	0		118,050
Non-Agency Mortgage-Backed Securities					0	165,411	245		165,656
Asset-Backed Securities					0	637,402	4,632		642,034
Sovereign Issues					0	11,503	0		11,503
Common Stocks
Consumer Discretionary					18,445	0	0		18,445
Information Technology					16,648	0	0		16,648
Short-Term Instruments
Commercial Paper					0	74,140	0		74,140
Repurchase Agreements					0	784,947	0		784,947
Short-Term Notes					0	6,982	0		6,982
Hungary Treasury Bills					0	2,382	0		2,382
U.S. Treasury Bills					0	385	0		385

					$35,093	$2,310,525	$4,877		$2,350,495
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$113,254	$0	$0		$113,254

Total Investments					$148,347	$2,310,525	$4,877		$2,463,749

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					220	1,287	0		1,507
Over the counter					0	52,329	0		52,329

					$220	$53,616	$0		$53,836
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(1,543)	(921)	0		(2,464)
Over the counter					0	(9,852)	(8)		(9,860)

					$(1,543)	$(10,773)	$(8)		$(12,324)

Total Financial Derivative Instruments					$(1,323)	$42,843	$(8)		$41,512

Totals					$147,024	$2,353,368	$4,869		$2,505,261

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO StocksPLUS® Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.5% ¤
CORPORATE BONDS & NOTES 8.8%
BANKING & FINANCE 6.9%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		$2,600	$2,409
American Honda Finance Corp. 5.000% due 05/23/2025		5,400	5,419
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		400	371
Bank of America Corp.
1.734% due 07/22/2027 •		500	458
5.933% due 09/15/2027		7,900	8,064
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,900	1,904
Bank of America NA
5.650% due 08/18/2025		7,250	7,343
6.182% due 08/18/2025		3,700	3,710
Barclays PLC
4.375% due 01/12/2026		200	197
5.829% due 05/09/2027		5,100	5,147
Citibank NA
5.488% due 12/04/2026		4,700	4,786
5.864% due 09/29/2025		11,800	12,001
Credit Suisse AG 6.663% (SOFRINDX + 1.260%) due 02/21/2025 ~		3,100	3,106
Credit Suisse AG AT1 Claim		3,100	372
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,539
3.035% due 05/28/2032 •(f)		$500	418
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,000	1,089
2.748% due 06/14/2024	GBP	300	377
3.375% due 11/13/2025		$600	574
4.063% due 11/01/2024		200	197
5.125% due 06/16/2025		400	395
GA Global Funding Trust 6.727% (SOFRRATE + 1.360%) due 04/11/2025 ~		5,900	5,891
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		4,500	4,151
1.948% due 10/21/2027 •		500	458
3.272% due 09/29/2025 •		400	393
3.500% due 04/01/2025		100	98
3.500% due 11/16/2026		2,700	2,601
3.615% due 03/15/2028 •		600	576
5.798% due 08/10/2026		7,500	7,576
6.460% due 08/10/2026		1,500	1,500
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	1,875
2.848% due 06/04/2031 •		$800	689
2.999% due 03/10/2026 •		11,000	10,670
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		3,200	3,207
JPMorgan Chase & Co.
0.969% due 06/23/2025 •		500	488
1.040% due 02/04/2027		1,400	1,287
1.578% due 04/22/2027 •		1,800	1,662
2.301% due 10/15/2025 •		1,200	1,170
3.782% due 02/01/2028 •		900	870
3.960% due 01/29/2027		2,356	2,303
JPMorgan Chase Bank NA 5.110% due 12/08/2026		7,000	7,066
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		3,800	3,713
4.550% due 08/16/2028		700	689
Morgan Stanley 5.050% due 01/28/2027 •		7,600	7,610
Morgan Stanley Bank NA 5.882% due 10/30/2026		3,700	3,806
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		100	92
2.750% due 03/09/2028		700	618
Societe Generale SA
3.000% due 01/22/2030		1,100	957
4.000% due 01/12/2027		800	765

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

Standard Chartered PLC 0.991% due 01/12/2025 •		1,100	1,099
Toyota Motor Credit Corp. 5.920% due 08/22/2024		5,500	5,506
UBS Group AG
1.364% due 01/30/2027 •		800	734
4.194% due 04/01/2031 •		250	233
6.327% due 12/22/2027		1,400	1,444
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	833
1.741% due 05/04/2030 •		700	704
2.406% due 10/30/2025 •		$400	389
3.196% due 06/17/2027 •		1,800	1,721
3.584% due 05/22/2028 •		100	95
Wells Fargo Bank NA
5.550% due 08/01/2025		7,600	7,681
6.188% due 08/01/2025		4,100	4,112

			158,208

INDUSTRIALS 1.9%
Broadcom, Inc.
3.419% due 04/15/2033		3,200	2,812
3.469% due 04/15/2034		1,250	1,088
4.000% due 04/15/2029		4,000	3,864
Carrier Global Corp. 4.375% due 05/29/2025	EUR	1,100	1,225
DAE Funding LLC
1.550% due 08/01/2024		$1,900	1,851
1.625% due 02/15/2024		2,000	1,989
2.625% due 03/20/2025		600	576
3.375% due 03/20/2028		500	462
Expedia Group, Inc. 6.250% due 05/01/2025		300	303
Hyundai Capital America 6.539% due 08/04/2025		5,500	5,499
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		6,300	6,032
4.810% due 09/17/2030		600	561
Quanta Services, Inc. 0.950% due 10/01/2024		6,243	6,019
Sands China Ltd.
2.550% due 03/08/2027 (h)		1,600	1,456
4.625% due 06/18/2030		500	456
5.650% due 08/08/2028		500	496
T-Mobile USA, Inc. 2.875% due 02/15/2031		400	353
Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		2,650	2,673
6.349% due 09/12/2025		2,950	2,957
Warnermedia Holdings, Inc.
3.638% due 03/15/2025		1,700	1,664
3.755% due 03/15/2027		1,700	1,630

			43,966

UTILITIES 0.0%
Enel Finance International NV 1.375% due 07/12/2026		800	729

Total Corporate Bonds & Notes (Cost $206,054)			202,903

U.S. GOVERNMENT AGENCIES 5.7%
Fannie Mae
0.000% due 08/25/2039 (a)(d)		32	27
3.000% due 10/25/2040		489	459
4.067% due 12/01/2033 •		40	40
4.442% due 11/01/2028 •		1	1
4.471% due 07/01/2028 •		1	1
4.513% due 11/01/2027 •		2	2
4.514% due 04/01/2028 •		0	1
4.573% due 11/01/2028 •		2	2
4.940% due 04/01/2035 •		54	54
5.000% due 04/25/2033		85	84
5.003% due 12/01/2036 •		15	15
5.188% due 05/25/2058 •		438	426
5.456% due 05/01/2038 •		124	128
5.563% due 03/25/2034 •		23	22
5.624% due 09/01/2034 •		11	11
5.702% due 05/25/2037 •		16	16
5.802% due 03/25/2037 - 07/25/2037 •		28	27
5.812% due 03/25/2037 •		19	19
5.832% due 07/25/2037 •		40	39
5.852% due 09/25/2035 •		87	86
5.897% due 02/25/2037 •		37	36

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

6.129% due 07/01/2044 •		10	10
6.172% due 06/25/2037 •		100	100
6.202% due 03/25/2038 - 01/25/2040 •		100	100
6.272% due 12/25/2039 •		49	49
6.352% due 07/25/2039 ~		26	26
6.705% due 11/01/2035 •		31	30
Freddie Mac
4.000% due 11/01/2047		361	349
5.000% due 12/01/2026 - 01/01/2029		42	42
5.261% due 07/15/2040 •		242	243
5.491% due 06/01/2035 •		94	96
5.668% due 03/15/2042 •		108	110
5.750% due 09/01/2037 •		288	295
5.753% due 02/15/2037 •		1	1
5.783% due 02/15/2037 •		9	9
5.793% due 02/15/2037 •		38	37
6.000% due 01/01/2029 - 02/01/2034		120	126
6.003% due 07/15/2041 •		580	571
6.053% due 10/15/2037 •		37	37
6.123% due 08/15/2037 •		356	355
6.153% due 08/15/2037 •		748	745
6.163% due 10/15/2037 ~		124	123
6.173% due 05/15/2037 ~		410	410
6.173% due 09/15/2037 •		446	445
6.203% due 08/15/2036 •		49	49
6.303% due 11/15/2039 •		14	14
6.308% due 01/15/2038 •		184	184
6.500% due 10/25/2043		351	360
Ginnie Mae
2.750% (H15T1Y + 1.500%) due 10/20/2025 - 11/20/2025 ~		3	3
2.750% due 12/20/2027 •		8	8
3.625% (H15T1Y + 1.500%) due 08/20/2024 - 08/20/2026 ~		12	11
3.625% due 07/20/2027 - 02/20/2028 •		38	38
3.875% (H15T1Y + 1.500%) due 05/20/2026 ~		6	6
3.875% due 04/20/2027 - 04/20/2041 •		723	725
6.187% due 12/20/2065 •		1,242	1,234
6.207% due 02/20/2066 •		1	1
6.237% due 01/20/2066 ~		177	176
6.437% due 01/20/2066 - 03/20/2066 •		3,243	3,236
6.587% due 03/20/2066 •		205	205
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032		7,668	7,361
3.500% due 12/01/2047 - 08/01/2048		9,686	9,036
8.000% due 03/01/2030 - 08/01/2030		4	5
Uniform Mortgage-Backed Security, TBA
5.500% due 02/01/2054		26,500	26,620
6.000% due 02/01/2054		23,300	23,660
6.500% due 02/01/2054		50,900	52,159

Total U.S. Government Agencies (Cost $130,959)			130,896

U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Bonds
3.000% due 02/15/2049		4,000	3,256
4.375% due 11/15/2039 (l)		2,800	2,918
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024		23,712	23,307
0.125% due 10/15/2024 (j)		51,445	50,328
0.125% due 04/15/2025 (j)		4,884	4,710
0.250% due 01/15/2025 (h)(j)		36,112	35,055
0.625% due 07/15/2032		1,694	1,549
0.625% due 02/15/2043		134	105
0.750% due 02/15/2045 (h)		4,050	3,170
1.000% due 02/15/2046		779	638
1.000% due 02/15/2048		250	201
1.000% due 02/15/2049 (h)		4,805	3,873
U.S. Treasury Notes
0.375% due 09/30/2027 (j)		800	702
0.500% due 10/31/2027 (l)		300	264
0.625% due 11/30/2027 (j)		1,500	1,322
0.750% due 01/31/2028 (j)		5,000	4,409

Total U.S. Treasury Obligations (Cost $140,808)			135,807

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.2%
Ashford Hospitality Trust
6.434% due 04/15/2035 •		18,672	18,448
6.784% due 04/15/2035 •		7,105	6,959
Austin Fairmont Hotel Trust 6.459% due 09/15/2032 •		3,605	3,588
Avon Finance 6.087% due 12/28/2049	GBP	8,800	11,193
BAMLL Commercial Mortgage Securities Trust
6.459% due 04/15/2036 ~		$5,000	4,979
6.759% due 04/15/2036 •		3,700	3,677

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	3	2
5.222% due 01/25/2034 «~	10	9
5.308% due 04/25/2033 «~	8	8
5.820% due 01/25/2034 ~	137	135
Bear Stearns ALT-A Trust
4.228% due 11/25/2036 ~	3,010	1,665
4.730% due 09/25/2035 ~	67	40
7.045% due 01/25/2035 •	2,248	2,107
Bear Stearns Structured Products, Inc. Trust
3.993% due 12/26/2046 ~	140	106
4.805% due 01/26/2036 ~	171	126
BMO Mortgage Trust 3.269% due 02/17/2055 ~	5,737	4,870
Braemar Hotels & Resorts Trust 6.354% due 06/15/2035 •	84	84
BSREP Commercial Mortgage Trust 6.826% due 08/15/2038 ~	11,657	10,177
BWAY Mortgage Trust 6.726% due 09/15/2036 •	5,000	4,671
BX Commercial Mortgage Trust 6.176% due 04/15/2034 •	10,500	10,092
Citigroup Mortgage Loan Trust 6.980% due 05/25/2035 •	19	18
Colony Mortgage Capital Ltd. 6.604% due 11/15/2038 •	5,480	5,387
Commercial Mortgage Trust 3.611% due 08/10/2049 ~	2,700	2,508
Countrywide Alternative Loan Trust 5.830% due 04/25/2046 •	1,470	1,314
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 11/25/2035	725	411
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 «~	1	0
6.050% due 03/25/2032 ~	31	29
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~	3,226	3,108
Credit Suisse Mortgage Capital Trust
1.115% due 01/25/2060 ~	1,515	1,252
1.796% due 12/27/2060 ~	1,929	1,880
3.850% due 09/25/2057 ~	2,979	2,893
6.876% due 07/15/2038 •	7,900	6,992
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.710% due 05/25/2036 •	2,216	1,938
Extended Stay America Trust 6.556% due 07/15/2038 ~	8,028	7,959
GCAT Trust 2.650% due 10/25/2068 ~	5,918	5,640
GreenPoint Mortgage Funding Trust 6.010% due 11/25/2045 •	76	67
GS Mortgage Securities Corp. Trust
6.734% due 12/15/2036 •	1,150	1,135
6.876% due 08/15/2032 •	8,250	8,200
7.226% due 08/15/2032 •	1,500	1,467
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	2,294	2,110
GSR Mortgage Loan Trust
4.630% due 01/25/2036 ~	15	14
5.820% due 01/25/2034 «•	5	5
Hilton Orlando Trust 6.709% due 12/15/2034 •	900	893
Impac CMB Trust
6.010% due 05/25/2035 •	4,209	3,856
6.230% due 10/25/2033 «•	1	1
Independence Plaza Trust 3.911% due 07/10/2035	3,300	3,115
JP Morgan Chase Commercial Mortgage Securities Trust
6.766% due 06/15/2038 •	7,000	6,352
6.991% due 11/15/2038 •	8,900	8,714
Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~	81	81
3.000% due 09/25/2059 ~	1,884	1,782
Lehman Mortgage Trust 5.790% due 08/25/2036 •	670	460
Lehman XS Trust 5.830% due 11/25/2035 •	2,421	2,330
MASTR Adjustable Rate Mortgages Trust 5.812% due 12/25/2046 •	6,926	5,111
Merrill Lynch Mortgage Investors Trust 5.890% due 02/25/2036 •	66	62
MHC Trust 6.326% due 05/15/2038 •	1,464	1,445
Morgan Stanley Capital Trust
6.426% due 12/15/2036 •	1,800	1,396
6.925% due 12/15/2038 •	5,125	4,630

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

New Orleans Hotel Trust 6.398% due 04/15/2032 •		1,900	1,835
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,349	1,234
1.147% due 10/25/2058 ~		193	176
1.353% due 10/25/2058 ~		138	126
2.750% due 11/25/2059 ~		1,773	1,667
New York Mortgage Trust 1.670% due 08/25/2061 þ		9,497	9,031
Prime Mortgage Trust 5.870% due 02/25/2034 •		14	13
Ripon Mortgages PLC 5.920% due 08/28/2056 •	GBP	35,424	45,020
SFO Commercial Mortgage Trust 6.976% due 05/15/2038 •		$6,400	5,823
SREIT Trust 6.573% due 10/15/2038 •		9,000	8,760
Starwood Mortgage Residential Trust 2.175% due 05/25/2065 ~		2,564	2,044
Starwood Mortgage Trust
6.526% due 04/15/2034 •		2,248	2,214
6.826% due 04/15/2034 •		5,400	5,308
Structured Adjustable Rate Mortgage Loan Trust
5.159% due 09/25/2035 ~		258	228
5.790% due 10/25/2035 •		1,487	1,357
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		39	35
5.970% due 07/19/2035 •		124	113
6.030% due 02/25/2036 •		98	80
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		4,106	3,879
2.900% due 10/25/2059 ~		1,836	1,726
3.000% due 01/25/2058 ~		110	107
3.750% due 05/25/2058 ~		4,671	4,519
3.750% due 09/25/2062		4,767	4,481
6.470% due 05/25/2058 •		1,532	1,558
Trinity Square PLC 6.070% due 07/15/2059 •	GBP	5,882	7,497
TTAN 6.326% due 03/15/2038 •		$2,317	2,292
VASA Trust 6.376% due 07/15/2039 •		4,300	3,894
Verus Securitization Trust
1.020% due 04/25/2064 ~		1,823	1,629
1.277% due 04/25/2064 ~		232	207
1.380% due 04/25/2064 ~		347	310
WaMu Mortgage Pass-Through Certificates Trust
4.335% due 02/27/2034 •		95	89
6.050% due 10/25/2045 •		37	35
6.212% due 11/25/2042 •		14	13
6.412% due 06/25/2042 •		34	31
Wells Fargo Commercial Mortgage Trust
2.501% due 09/15/2031 ~		7,300	6,693
2.696% due 09/15/2031 ~		1,300	1,190
Wells Fargo Mortgage-Backed Securities Trust 4.792% due 04/25/2036 ~		1,144	1,083

Total Non-Agency Mortgage-Backed Securities (Cost $323,392)			303,788

ASSET-BACKED SECURITIES 26.9%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		777	741
Aames Mortgage Investment Trust 6.385% due 10/25/2035 •		2,200	2,073
Accunia European CLO DAC 4.915% due 07/15/2030 •	EUR	1,521	1,678
ACE Securities Corp. Home Equity Loan Trust 5.790% due 10/25/2036 •		$2,992	1,107
AFC Home Equity Loan Trust 6.020% due 06/25/2028 «~		33	31
Ally Auto Receivables Trust 5.460% due 05/15/2028		3,200	3,239
American Credit Acceptance Receivables Trust 6.000% due 03/12/2027		5,237	5,243
American Express Credit Account Master Trust 4.870% due 05/15/2028		5,500	5,544
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		792	791
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		11,000	11,050
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.385% due 01/25/2035 ~		546	530
Anchorage Capital CLO Ltd. 6.814% due 07/22/2032 •		2,650	2,639
Apidos CLO
6.594% due 07/17/2030 •		3,848	3,841

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

6.957% due 07/18/2029 •		10,500	10,495
Aqueduct European CLO DAC 4.633% due 07/20/2030 •	EUR	572	626
Arbor Realty Commercial Real Estate Notes Ltd. 6.446% due 12/15/2035 •		$5,710	5,632
AREIT Trust 6.588% due 01/20/2037 •		7,868	7,817
Ares CLO Ltd.
6.705% due 01/15/2032 •		700	700
6.724% due 04/22/2031 •		1,750	1,747
Ares European CLO DAC 4.745% due 10/15/2031 •	EUR	888	971
Argent Securities Trust 5.770% due 06/25/2036 •		$3,848	2,497
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.229% due 06/26/2034 •		667	678
Asset-Backed Securities Corp. Home Equity Loan Trust 6.295% due 04/25/2034 •		1,088	1,061
Avant Loans Funding Trust 1.210% due 07/15/2030		1,519	1,508
Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		300	296
5.900% due 08/21/2028		4,500	4,599
6.120% due 04/20/2027		10,800	10,978
BA Credit Card Trust
4.790% due 05/15/2028		5,700	5,724
4.980% due 11/15/2028		11,000	11,138
Bank of America Auto Trust 5.830% due 05/15/2026		8,200	8,213
Bear Stearns Asset-Backed Securities Trust
5.780% due 11/25/2034 •		5,839	5,793
5.930% due 11/25/2036 •		815	764
Benefit Street Partners CLO Ltd. 6.735% due 07/15/2032 ~		12,400	12,347
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •		1,327	1,326
Black Diamond CLO DAC 4.853% due 01/20/2032 •	EUR	2,358	2,588
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		497	519
4.685% due 01/15/2031 •		3,129	3,416
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$3,000	3,033
BNPP AM Euro CLO DAC 4.565% due 04/15/2031 •	EUR	1,150	1,250
BSPRT Issuer Ltd. 6.576% due 03/15/2036 ~		$10,437	10,294
Cairn CLO DAC 4.745% due 10/15/2031 •	EUR	600	651
Carlyle Euro CLO DAC 4.665% due 01/15/2031 •		744	813
Carlyle Global Market Strategies Euro CLO DAC 4.752% due 11/15/2031 •		1,547	1,684
Carlyle U.S. CLO Ltd. 6.677% due 04/20/2031 •		$1,546	1,547
Carvana Auto Receivables Trust
5.380% due 03/12/2029		2,700	2,707
5.420% due 04/10/2028		4,900	4,914
6.410% due 09/10/2027		4,346	4,367
Catamaran CLO Ltd. 6.774% due 04/22/2030 •		2,025	2,025
Chase Funding Trust 6.210% due 10/25/2032 •		53	52
CIFC Funding Ltd. 6.610% due 10/24/2030 •		1,434	1,433
Citigroup Mortgage Loan Trust
4.254% due 10/25/2037 þ		130	125
5.530% due 07/25/2045 •		340	233
5.790% due 12/25/2036 •		799	446
Citigroup Mortgage Loan Trust, Inc. 7.120% due 07/25/2037 «•		111	108
Citizens Auto Receivables Trust
5.739% due 09/16/2024		3,543	3,544
6.090% due 10/15/2026		3,100	3,110
6.130% due 07/15/2026		5,276	5,287
6.288% due 07/15/2026		4,412	4,421
Countrywide Asset-Backed Certificates Trust
5.610% due 08/25/2037 •		244	219
5.610% due 06/25/2047 •		1,260	1,135
5.670% due 06/25/2047 •		323	289
5.750% due 12/25/2046 •		6,793	6,351
5.870% due 08/25/2034 •		434	413
6.010% due 03/25/2036 •		435	380
6.565% due 04/25/2036 •		8,900	8,415
CRB Securitization Trust 6.960% due 10/20/2033		4,252	4,303

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp. 5.077% due 01/25/2032 •		52	50
Credit-Based Asset Servicing & Securitization LLC
3.874% due 06/25/2035 ~		1,995	1,904
7.045% due 03/25/2046 •		1,888	1,799
DLLAA LLC 5.631% due 08/20/2024		1,139	1,139
Dryden Euro CLO DAC 4.862% due 05/15/2034 •	EUR	3,893	4,233
Dryden Senior Loan Fund 6.675% due 04/15/2029 •		$1,946	1,944
DT Auto Owner Trust 6.290% due 08/16/2027		8,214	8,251
Exeter Automobile Receivables Trust
5.870% due 11/17/2025		8,641	8,641
6.040% due 07/15/2026		1,300	1,302
6.110% due 09/15/2025		3,552	3,553
Fifth Third Auto Trust 5.800% due 11/16/2026		3,200	3,206
First Franklin Mortgage Loan Trust
5.770% due 08/25/2036 •		2,027	1,840
5.780% due 09/25/2036 •		2,968	2,761
5.950% due 05/25/2036 •		12,141	10,192
GE-WMC Asset-Backed Pass-Through Certificates 6.110% due 12/25/2035 •		6,277	5,977
GLS Auto Receivables Issuer Trust
5.700% due 01/15/2027		5,601	5,593
6.040% due 03/15/2027		4,100	4,113
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		3,400	3,459
6.270% due 08/16/2027		7,260	7,289
GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		4,900	4,908
5.634% due 08/20/2024		508	508
5.788% due 01/20/2026		900	900
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		3,100	3,149
GMF Canada Leasing Trust Asset-Backed Notes 5.458% due 04/21/2025	CAD	3,101	2,357
GPMT Ltd. 6.723% due 07/16/2035 •		$1,037	1,025
GSAA Home Equity Trust 5.970% due 01/25/2036 •		761	260
GSAMP Trust
5.750% due 06/25/2036 •		139	134
6.370% due 11/25/2035 •		346	327
7.120% due 10/25/2034 «~		19	19
Harvest CLO DAC
4.566% due 06/26/2030 •	EUR	728	795
4.605% due 10/15/2031 •		586	636
HERA Commercial Mortgage Ltd. 6.523% due 02/18/2038 •		$1,633	1,591
Hertz Vehicle Financing LLC
1.210% due 12/26/2025		9,600	9,271
1.990% due 06/25/2026		2,400	2,295
3.370% due 03/25/2025		300	299
Home Equity Mortgage Loan Asset-Backed Trust 5.730% due 08/25/2036 ~		3,795	3,579
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		6,000	6,019
HSI Asset Securitization Corp. Trust 5.965% due 02/25/2036 •		484	451
Hyundai Auto Receivables Trust 5.480% due 04/17/2028		3,200	3,256
Invesco Euro CLO DAC 4.615% due 07/15/2031 •	EUR	400	435
JP Morgan Mortgage Acquisition Trust 6.130% due 07/25/2036 •		$2,200	1,973
LCCM Trust 6.676% due 12/13/2038 •		1,493	1,444
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		2,568	2,504
LL ABS Trust
1.070% due 05/15/2029		565	560
3.760% due 11/15/2029		1,505	1,497
Long Beach Mortgage Loan Trust
5.910% due 02/25/2036 •		731	710
5.912% due 04/21/2031 •		2,915	2,831
6.030% due 10/25/2034 •		49	47
Man GLG Euro CLO DAC 4.645% due 10/15/2030 •	EUR	153	168
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$7,800	7,106
Marlette Funding Trust 6.070% due 04/15/2033		5,055	5,053

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

Master Credit Card Trust 6.188% due 01/21/2027		10,800	10,845
Merrill Lynch Mortgage Investors Trust 5.770% due 08/25/2037 •		540	505
MF1 Ltd.
6.573% due 07/16/2036 •		1,061	1,046
7.576% due 11/15/2035 •		12,000	11,942
MFA Trust 2.363% due 03/25/2060 þ		441	436
MidOcean Credit CLO 6.682% due 01/29/2030 •		822	822
Morgan Stanley ABS Capital, Inc. Trust
5.580% due 12/25/2036 •		4,112	2,091
5.600% due 10/25/2036 •		81	70
5.630% due 09/25/2036 •		27	12
6.385% due 07/25/2034 •		658	662
Mountain View CLO LLC
6.695% due 01/16/2031 •		19,830	19,825
6.745% due 10/16/2029 •		657	657
Navient Student Loan Trust 6.456% due 12/15/2059 •		3,020	2,995
Nelnet Student Loan Trust
6.302% due 02/25/2066 •		1,082	1,071
6.640% due 02/20/2041		971	985
7.538% due 02/20/2041		971	973
OZLM Ltd. 6.905% due 07/15/2034 ~		9,375	9,350
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029		791	788
2.030% due 10/15/2029		2,544	2,505
Palmer Square Loan Funding Ltd. 7.077% due 07/20/2029 •		14,900	14,852
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.400% due 05/25/2035 •		4,326	3,940
PRET LLC
1.744% due 07/25/2051 þ		1,811	1,749
1.868% due 07/25/2051 þ		601	581
1.992% due 02/25/2061 þ		509	497
2.487% due 07/25/2051 þ		4,835	4,774
3.721% due 07/25/2051 þ		5,086	4,930
Reach ABS Trust 7.050% due 02/18/2031		1,274	1,278
Ready Capital Mortgage Financing LLC 6.420% due 07/25/2036 ~		4,613	4,563
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		790	795
Residential Asset Mortgage Products Trust
5.830% due 08/25/2046 •		5,436	4,713
6.535% due 05/25/2035 •		2,900	2,740
Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		7,750	7,752
5.930% due 07/17/2028		2,600	2,649
6.080% due 08/17/2026		8,172	8,187
6.180% due 02/16/2027		13,587	13,626
6.310% due 07/15/2027		1,700	1,707
Segovia European CLO DAC 4.873% due 07/20/2032 •	EUR	450	490
SMB Private Education Loan Trust
1.290% due 07/15/2053		$2,359	2,130
1.310% due 07/17/2051		2,540	2,295
1.340% due 03/17/2053		6,661	5,996
2.850% due 11/16/2054		4,415	4,083
6.196% due 01/15/2037 •		4,554	4,510
6.888% due 11/15/2052		1,224	1,226
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,830	1,710
Sound Point CLO Ltd. 7.477% due 07/20/2032 •		6,100	6,094
Soundview Home Loan Trust 6.175% due 11/25/2035 •		948	929
Specialty Underwriting & Residential Finance Trust 6.445% due 12/25/2035 •		83	82
Starwood Commercial Mortgage Trust 6.673% due 04/18/2038 •		6,189	6,042
Structured Asset Securities Corp. Mortgage Loan Trust 6.115% due 02/25/2036 •		569	568
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.295% due 01/25/2035 ~		1,798	1,794
Theorem Funding Trust 7.580% due 04/15/2029		1,230	1,244
Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	5,500	6,002
Towd Point Asset Trust 6.172% due 11/20/2061 •		$6,277	6,147
Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		5,200	5,210

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

5.604% due 08/15/2024		2,076	2,076
Trillium Credit Card Trust 6.241% due 08/26/2028		10,800	10,842
Upstart Securitization Trust 1.310% due 11/20/2031		663	658
USAA Auto Owner Trust 5.830% due 07/15/2026		3,900	3,910
Venture CLO Ltd.
6.678% due 08/28/2029 •		218	218
6.727% due 07/20/2030 •		900	899
6.807% due 04/20/2032 •		950	947
Vibrant CLO Ltd. 6.582% due 06/20/2029 ~		247	246
Wellfleet CLO Ltd. 6.567% due 07/20/2029 •		3,209	3,208
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		6,550	6,572
6.008% due 10/15/2026		6,400	6,401
6.230% due 01/15/2027		11,400	11,465
Wind River CLO Ltd. 7.305% due 07/15/2031 •		10,800	10,751
World Omni Auto Receivables Trust 5.570% due 12/15/2026		1,700	1,703

Total Asset-Backed Securities (Cost $631,770)			620,203

SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (d)	BRL	1,500	309
0.000% due 07/01/2024 (d)		49,600	9,717

Total Sovereign Issues (Cost $9,921)			10,026

		SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (b)		152,500	23,171

INFORMATION TECHNOLOGY 0.9%
Advanced Micro Devices, Inc. (b)		16,738	2,467
Apple, Inc.		42,263	8,137
Intel Corp.		46,748	2,349
Microsoft Corp.		21,436	8,061

			21,014

Total Common Stocks (Cost $42,400)			44,185

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 53.7%
COMMERCIAL PAPER 4.0%
Arrow Electronics, Inc.
5.850% due 01/02/2024		$1,200	1,199
5.850% due 01/04/2024		2,431	2,429
5.850% due 01/11/2024		1,750	1,746
5.900% due 01/12/2024		2,000	1,995
5.900% due 01/19/2024		1,350	1,345
5.900% due 01/22/2024		1,350	1,345
Bacardi-Martini BV 5.950% due 01/18/2024		250	249
Bank Of Nova Scotia
5.272% due 02/01/2024	CAD	10,600	7,960
5.298% due 01/16/2024		9,900	7,452
Canadian Imperial Bank of Commerce 5.229% due 01/02/2024		2,600	1,961
Cigna Corp.
5.650% due 01/16/2024		$700	698
5.680% due 01/17/2024		1,250	1,246
Conagra Foods, Inc. 5.820% due 01/11/2024		2,200	2,195
Constellation Brands, Inc. 5.700% due 01/09/2024		350	349
Constellation Energy Generation LLC 5.750% due 02/12/2024		3,350	3,324
Energy Transfer Partners LP 5.850% due 01/04/2024		1,200	1,199

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

ERAC USA Finance LLC 5.600% due 01/08/2024		400	399
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		3,850	3,846
5.700% due 01/08/2024		250	250
5.700% due 01/16/2024		2,150	2,144
5.710% due 01/16/2024		1,550	1,546
Global Payments, Inc.
6.030% due 01/05/2024		2,050	2,048
6.030% due 01/16/2024		2,000	1,994
6.030% due 01/17/2024		3,850	3,838
6.030% due 01/18/2024		3,400	3,388
Intercontinental Exchange, Inc. 5.600% due 01/05/2024		350	350
Kinder Morgan, Inc. 5.700% due 01/22/2024		5,450	5,429
L3Harris Technologies, Inc. 5.800% due 01/16/2024		800	798
Marathon Oil Corp. 6.050% due 01/03/2024		7,600	7,594
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		600	599
Quanta Storage, Inc.
5.900% due 01/02/2024		1,900	1,899
5.900% due 01/08/2024		1,300	1,298
5.900% due 01/12/2024		1,050	1,048
5.900% due 01/16/2024		1,100	1,097
Royal Bank of Canada 5.318% due 02/02/2024	CAD	1,400	1,051
Southern California Edison Co.
5.730% due 01/16/2024		$4,100	4,088
5.730% due 01/17/2024		2,450	2,443
5.800% due 01/02/2024		250	250
5.800% due 01/04/2024		500	499
5.800% due 01/08/2024		650	649
Toronto-Dominion Bank 5.259% due 02/02/2024	CAD	2,000	1,502
VF Corp. 6.100% due 01/17/2024		$1,250	1,246
VW Credit, Inc.
5.640% due 01/03/2024		3,850	3,847
5.700% due 01/04/2024		300	300
5.770% due 01/09/2024		250	250

			92,382

REPURCHASE AGREEMENTS (g) 47.8%			1,100,290

SHORT-TERM NOTES 0.5%
AmeriCredit Automobile Receivables Trust 5.723% due 09/18/2024		3,004	3,004
Carvana Auto Receivables Trust 5.663% due 08/10/2024		35	35
Fifth Third Auto Trust 5.618% due 08/15/2024		967	967
Foursight Capital Automobile Receivables Trust 5.624% due 07/15/2024		466	466
Westlake Automobile Receivables Trust 5.781% due 08/15/2024		5,688	5,689

			10,161

JAPAN TREASURY BILLS 1.0%
(0.280)% due 01/09/2024 (c)(d)	JPY	3,150,000	22,341

U.S. TREASURY BILLS 0.4%
5.533% due 01/11/2024 - 01/25/2024 (c)(d)(j)		$8,305	8,280

Total Short-Term Instruments (Cost $1,231,762)			1,233,454

Total Investments in Securities (Cost $2,717,066)			2,681,262

		SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short Asset Portfolio		8,293,039	80,409
PIMCO Short-Term Floating NAV Portfolio III		4,140,725	40,277

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $120,340)	120,686

Total Investments in Affiliates (Cost $120,340)	120,686

Total Investments 121.7% (Cost $2,837,406)	$2,801,948
Financial Derivative Instruments (i)(k) 2.5%(Cost or Premiums, net $5,196)	59,363
Other Assets and Liabilities, net (24.2)%	(558,150)

Net Assets 100.0%	$2,303,161

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/11/2021	$505	$418	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.460%	01/02/2024	01/03/2024	$374,200	U.S. Treasury Notes 2.000% - 3.875% due 02/15/2025 - 04/30/2025	$(381,817)	$374,200	$374,200
5.600	12/29/2023	01/02/2024	407,500	U.S. Treasury Notes 3.875% - 4.750% due 04/30/2025 - 07/31/2025	(416,280)	407,500	407,754
BPS	5.640	12/29/2023	01/02/2024	100	U.S. Treasury Notes 0.500% due 06/30/2027	(102)	100	100
CEW	4.970	12/28/2023	01/04/2024	CAD	70,000	Province of Ontario 2.050% - 2.650% due 06/02/2030 - 12/02/2050	(53,858)	52,828	52,864
DEU	5.150	12/29/2023	01/02/2024	$30,900	U.S. Treasury Notes 0.625% due 05/15/2030	(31,507)	30,900	30,918
FICC	2.600	12/29/2023	01/02/2024	883	U.S. Treasury Notes 4.875% due 11/30/2025	(901)	883	883
5.330	12/29/2023	01/02/2024	43,700	U.S. Treasury Bonds 1.875% due 02/15/2051	(44,574)	43,700	43,726
JPS	5.360	11/02/2023	TBD(2)	149,979	U.S. Treasury Bonds 2.000% - 2.250% due 08/15/2046 - 08/15/2051	(181,305)	149,979	151,335
SAL	5.480	01/02/2024	01/03/2024	40,200	U.S. Treasury Notes 0.375% due 07/15/2024	(41,067)	40,200	40,200

Total Repurchase Agreements	$(1,151,411)	$1,100,290	$1,101,980

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BPS	4.300%	11/22/2023	TBD(4)	$(503)	$(505)

Total Reverse Repurchase Agreements	$(505)

(h)	Securities with an aggregate market value of $28,308 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(73) at a weighted average interest rate of 4.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2024	3,254	$784,214	$27,045	$0	$(1,993)
U.S. Treasury 5-Year Note March Futures	03/2024	351	38,179	670	30	0
U.S. Treasury Long-Term Bond March Futures	03/2024	108	13,493	974	0	(20)

$28,689	$30	$(2,013)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2024	18	$(2,727)	$(83)	$29	$0
U.S. Treasury 2-Year Note March Futures	03/2024	512	(105,428)	(81)	0	(64)
U.S. Treasury 10-Year Note March Futures	03/2024	130	(14,676)	(461)	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	100	(13,359)	(1,133)	53	0
United Kingdom Long Gilt March Futures	03/2024	2	(262)	(18)	3	0

$(1,776)	$85	$(64)

Total Futures Contracts	$26,913	$115	$(2,077)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.608%	$2,900	$49	$(21)	$28	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.636	800	12	(4)	8	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750	800	(4)	12	8	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286	2,000	15	20	35	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.313	300	4	2	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919	2,920	526	(190)	336	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	3,440	414	96	510	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451	1,000	3	3	6	0	0

$1,019	$(82)	$937	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(2)	$2	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	4,048	(148)	124	(24)	0	(1)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	500	(42)	34	(8)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	300	(21)	15	(6)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	2,400	(119)	50	(69)	0	(1)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	3,960	24	214	238	0	(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,200	12	12	24	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	91,000	1,148	652	1,800	0	(24)

$852	$1,103	$1,955	$0	$(27)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.375%	Semi-Annual	07/06/2024	$119,600	$19	$(4,573)	$(4,554)	$0	$(71)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024	53,900	9	(2,001)	(1,992)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025	15,200	(277)	1,040	763	5	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	72,100	611	5,696	6,307	23	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	27,100	(1,088)	(2,655)	(3,743)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	9,400	33	193	226	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	86,150	(41)	(789)	(830)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/06/2030	11,300	(143)	1,509	1,366	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030	7,700	(27)	787	760	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	74,200	2,624	(13,403)	(10,779)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	7,100	104	182	286	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	44,800	275	(334)	(59)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	20,000	(1,113)	(2,816)	(3,929)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.219	Semi-Annual	07/06/2031	28,000	(8)	4,862	4,854	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031	11,500	(3)	1,933	1,930	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	5,800	725	112	837	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	27,200	79	1,269	1,348	24	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	01/13/2050	1,100	(3)	267	264	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	400	(3)	116	113	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	800	(1)	280	279	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	2,200	(13)	731	718	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	100	0	30	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	1,100	(20)	325	305	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	8,700	1,586	2,065	3,651	29	0

						$3,325	$(5,174)	$(1,849)	$142	$(181)

Total Swap Agreements						$5,196	$(4,153)	$1,043	$145	$(209)

(j)

Securities with an aggregate market value of $46,974 and cash of $19,470 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability

BOA		01/2024		GBP	2,145		$2,724	$0		$(10)
BPS		01/2024			8,177		10,372	0		(51)
BRC		01/2024		JPY	3,150,000		21,441	0		(913)
BSH		01/2024		BRL	33,000		6,621	0		(172)
		01/2024			$5,379	BRL	26,600	97		0
		07/2024		BRL	28,000		$5,551	0		(112)
CBK		01/2024		CAD	9,900		7,167	0		(306)
		01/2024			$4,598	BRL	22,387	11		0
		04/2024		BRL	22,614		$4,598	0		(19)
DUB		01/2024		CAD	70,067		53,075	195		0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

GLM		01/2024	BRL	16,000			3,158		0	(136)
		01/2024	MXN	1,615			92		0	(3)
		01/2024		$2,906		BRL	14,100		0	(4)
		07/2024	BRL	14,800			$2,988		0	(5)
JPM		01/2024		20,817			4,313		27	0
		01/2024	CAD	2,600			1,903		0	(59)
		01/2024		$1,398		BRL	6,800		2	0
		02/2024	CAD	14,000			$10,252		0	(319)
		04/2024		$4,312		BRL	21,027		0	(20)
		07/2024	BRL	6,800			$1,369		0	(6)
MBC		01/2024	CAD	3,556			2,628		0	(56)
MYI		01/2024	EUR	30,372			33,382		0	(154)
UAG		01/2024	GBP	41,770			52,860		0	(384)

Total Forward Foreign Currency Contracts								$332		$(2,729)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	S&P 500 Total Return Index	1,862	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	$19,230	$0	$(86)	$0	$(86)
	Receive	S&P 500 Total Return Index	7,503	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2024	77,490	0	(335)	0	(335)
FAR	Receive	S&P 500 Total Return Index	455	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/26/2024	4,699	0	(21)	0	(21)
	Receive	S&P 500 Total Return Index	11,401	5.720% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/12/2024	104,412	0	9,889	9,889	0
JPM	Receive	S&P 500 Total Return Index	6,322	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	65,293	0	(290)	0	(290)
MBC	Receive	S&P 500 Total Return Index	1,738	5.615% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	17,950	0	(78)	0	(78)
	Receive	S&P 500 Total Return Index	14,910	5.730% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/24/2024	140,316	0	9,406	9,406	0
	Receive	S&P 500 Total Return Index	14,235	5.820% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	144,777	0	1,982	1,982	0
	Receive	S&P 500 Total Return Index	23,238	5.825% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	236,665	0	2,644	2,644	0
RBC	Receive	S&P 500 Total Return Index	427	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	4,410	0	(19)	0	(19)
	Receive	S&P 500 Total Return Index	1,060	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	10,947	0	(47)	0	(47)
	Receive	S&P 500 Total Return Index	427	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	4,410	0	(19)	0	(19)
	Receive	S&P 500 Total Return Index	512	0.000%	Monthly	07/17/2024	5,288	0	(24)	0	(24)
	Receive	S&P 500 Total Return Index	2,350	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	24,270	0	(108)	0	(108)
	Receive	S&P 500 Total Return Index	1,267	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/13/2024	13,085	0	(58)	0	(58)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

TOR	Receive	S&P 500 Total Return Index	1,370	5.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	14,149	0	(64)	0	(64)
	Receive	S&P 500 Total Return Index	25,632	5.600% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/12/2024	228,520	0	28,081	28,081	0
	Receive	S&P 500 Total Return Index	1,134	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	11,712	0	(53)	0	(53)
	Receive	S&P 500 Total Return Index	29,865	5.870% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/11/2024	286,965	0	14,673	14,673	0
UAG	Receive	S&P 500 Total Return Index	1,432	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	14,789	0	(66)	0	(66)

								$0	$65,407	$66,675	$(1,268)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	152,500	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$22,482	$0	$(609)	$0	$(609)
FAR	Pay	Advanced Micro Devices, Inc.	16,738	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	1,955	0	(504)	0	(504)
	Pay	Apple, Inc.	42,263	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	8,128	0	25	25	0
	Pay	Intel Corp.	46,748	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	1,929	0	(411)	0	(411)
	Pay	Microsoft Corp.	21,436	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	7,906	0	(122)	0	(122)

								$0	$(1,621)	$25	$(1,646)

Total Swap Agreements								$0	$63,786	$66,700	$(2,914)

(l)

Securities with an aggregate market value of $2,068 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$158,208	$0		$158,208
Industrials						0	43,966	0		43,966
Utilities						0	729	0		729
U.S. Government Agencies						0	130,896	0		130,896
U.S. Treasury Obligations						0	135,807	0		135,807
Non-Agency Mortgage-Backed Securities						0	303,728	60		303,788
Asset-Backed Securities						0	620,045	158		620,203
Sovereign Issues						0	10,026	0		10,026
Common Stocks
Consumer Discretionary						23,171	0	0		23,171
Information Technology						21,014	0	0		21,014
Short-Term Instruments
Commercial Paper						0	92,382	0		92,382
Repurchase Agreements						0	1,100,290	0		1,100,290

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2023 (Unaudited)

Short-Term Notes	0	10,161	0	10,161
Japan Treasury Bills	0	22,341	0	22,341
U.S. Treasury Bills	0	8,280	0	8,280

	$44,185	$2,636,859	$218	$2,681,262
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$120,686	$0	$0	$120,686

Total Investments	$164,871	$2,636,859	$218	$2,801,948

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32	228	0	260
Over the counter	0	67,032	0	67,032

	$32	$67,260	$0	$67,292
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,993)	(293)	0	(2,286)
Over the counter	0	(5,643)	0	(5,643)

	$(1,993)	$(5,936)	$0	$(7,929)

Total Financial Derivative Instruments	$(1,961)	$61,324	$0	$59,363

Totals	$162,910	$2,698,183	$218	$2,861,311

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.7% ¤
CORPORATE BONDS & NOTES 9.7%
BANKING & FINANCE 7.2%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		$200	$196
3.000% due 10/29/2028		1,000	913
3.300% due 01/30/2032		1,000	871
American Honda Finance Corp. 5.000% due 05/23/2025		5,300	5,319
Bank of America Corp.
5.933% due 09/15/2027		7,300	7,452
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~		2,400	2,406
Bank of America NA
5.650% due 08/18/2025		7,100	7,191
6.182% due 08/18/2025		3,600	3,609
Barclays PLC
3.650% due 03/16/2025		400	391
3.932% due 05/07/2025 •		900	894
4.375% due 01/12/2026		1,300	1,282
4.375% due 03/15/2028 •(g)(h)		200	156
4.972% due 05/16/2029 •		1,400	1,376
5.501% due 08/09/2028 •		200	201
Citibank NA
5.488% due 12/04/2026		4,300	4,379
5.864% due 09/29/2025		11,900	12,103
Credit Suisse AG AT1 Claim		11,100	1,332
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	100	106
Equitable Holdings, Inc. 4.350% due 04/20/2028		$2,235	2,161
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,000	2,111
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$500	479
4.063% due 11/01/2024		200	197
5.584% due 03/18/2024		200	200
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,600	1,573
3.500% due 11/16/2026		1,200	1,156
5.798% due 08/10/2026		7,200	7,273
6.460% due 08/10/2026		1,400	1,400
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		5,500	5,551
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	516
4.292% due 09/12/2026 •		1,300	1,274
4.300% due 03/08/2026		1,000	984
5.887% due 08/14/2027		600	608
ING Groep NV 4.250% due 05/16/2031 •(g)(h)		600	438
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		3,250	3,257
JPMorgan Chase & Co.
1.040% due 02/04/2027		1,200	1,103
1.578% due 04/22/2027 •		1,900	1,754
2.083% due 04/22/2026		200	192
2.301% due 10/15/2025 •		2,100	2,047
3.782% due 02/01/2028 •		900	870
3.960% due 01/29/2027		1,800	1,759
6.070% due 10/22/2027		100	103
JPMorgan Chase Bank NA 5.110% due 12/08/2026		7,000	7,065
Morgan Stanley
1.512% due 07/20/2027		3,700	3,381
2.188% due 04/28/2026		2,400	2,307
6.296% due 10/18/2028 •		1,000	1,048
Morgan Stanley Bank NA 5.882% due 10/30/2026		5,000	5,143
NatWest Group PLC
4.445% due 05/08/2030 •		400	384
4.800% due 04/05/2026		1,100	1,091
4.892% due 05/18/2029 •		2,600	2,556
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,179
2.679% due 07/16/2030		1,900	1,621

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	13,385	1,616
Nykredit Realkredit AS 1.500% due 10/01/2053		95,342	11,484
Realkredit Danmark AS 1.500% due 10/01/2053		19,770	2,383
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		$4,600	3,851
Toyota Motor Credit Corp. 5.920% due 08/22/2024		5,300	5,305
UBS AG 5.125% due 05/15/2024 (h)		1,100	1,092
UBS Group AG 4.751% due 05/12/2028 •		6,800	6,700
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,595	2,378
2.406% due 10/30/2025 •		5,000	4,865
3.196% due 06/17/2027 •		2,500	2,391
Wells Fargo Bank NA
5.550% due 08/01/2025		3,900	3,942
6.188% due 08/01/2025		2,000	2,006
Weyerhaeuser Co. 4.000% due 04/15/2030		3,886	3,703

			165,674

INDUSTRIALS 2.4%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,802
Broadcom, Inc.
3.419% due 04/15/2033		2,100	1,845
3.469% due 04/15/2034		1,900	1,654
Carrier Global Corp. 4.375% due 05/29/2025	EUR	1,100	1,225
CCO Holdings LLC 4.500% due 06/01/2033		$500	424
Charter Communications Operating LLC
3.900% due 06/01/2052		2,300	1,549
4.908% due 07/23/2025		1,260	1,249
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,200	1,134
CVS Health Corp. 3.750% due 04/01/2030		2,332	2,195
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,492
2.625% due 03/20/2025		1,000	960
3.375% due 03/20/2028		1,100	1,015
Hyatt Hotels Corp. 1.800% due 10/01/2024		3,400	3,301
Hyundai Capital America 6.539% due 08/04/2025		5,300	5,299
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		3,200	3,121
Imperial Brands Finance PLC
3.125% due 07/26/2024		300	295
3.500% due 07/26/2026		400	382
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,400	3,640
InterContinental Hotels Group PLC 2.125% due 05/15/2027		800	853
MPLX LP 2.650% due 08/15/2030		$1,500	1,295
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,200	2,119
4.345% due 09/17/2027		2,800	2,681
4.810% due 09/17/2030		800	748
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		1,500	1,366
Sands China Ltd.
3.100% due 03/08/2029		200	175
5.375% due 08/08/2025		5,000	4,934
5.650% due 08/08/2028		3,600	3,572
Southern Co. 3.700% due 04/30/2030		3,595	3,389
T-Mobile USA, Inc. 2.700% due 03/15/2032		1,500	1,279

			54,993

UTILITIES 0.1%
Electricite de France SA 5.700% due 05/23/2028		1,800	1,864
Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,000	912

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

4.550% due 07/01/2030	1,400	1,334

		4,110

Total Corporate Bonds & Notes (Cost $231,203)		224,777

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	1,265	1,476
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	710	646

		2,122

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	3,000	3,262

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	95	105

Total Municipal Bonds & Notes (Cost $5,136)		5,489

U.S. GOVERNMENT AGENCIES 14.4%
Fannie Mae
4.175% due 02/01/2035 •	10	10
4.317% due 02/01/2034 •	13	13
4.560% due 08/01/2036 •	13	13
5.555% due 08/01/2035 •	62	62
5.765% due 03/25/2036 •	31	30
5.802% due 09/25/2042 ~	66	66
5.903% due 07/01/2032 •	6	6
5.908% due 10/01/2035 •	31	31
5.953% due 07/01/2035 •	8	8
6.021% due 11/01/2034 •	23	24
6.047% due 03/01/2036 •	33	33
6.300% due 10/01/2035 •	14	14
Freddie Mac
4.000% due 01/01/2048	41	39
5.585% due 09/01/2035 •	8	8
5.853% due 11/15/2043 •	706	695
6.212% due 10/25/2044 •	16	15
6.412% due 07/25/2044 ~	72	67
Ginnie Mae
2.750% (H15T1Y + 1.500%) due 11/20/2024 ~	1	1
3.500% due 02/15/2045 - 03/15/2045	1,574	1,487
5.957% due 08/20/2062 •	302	301
Ginnie Mae, TBA 5.000% due 01/01/2054	9,600	9,534
U.S. International Development Finance Corp. 4.140% due 05/15/2030	598	590
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	7,565	7,260
3.500% due 04/01/2048	1,633	1,524
4.000% due 10/01/2030	33	33
4.500% due 02/01/2051 - 09/01/2053	89,547	86,865
5.000% due 02/01/2053 - 12/01/2053	35,282	34,921
5.500% due 09/01/2027	1	1
Uniform Mortgage-Backed Security, TBA
5.000% due 01/01/2054 - 02/01/2054	20,150	19,939
5.500% due 02/01/2054	41,500	41,688
6.000% due 02/01/2054	43,600	44,273
6.500% due 02/01/2054	80,150	82,132

Total U.S. Government Agencies (Cost $324,479)		331,683

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds
3.000% due 08/15/2048 (m)	874	712
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024	22,935	22,543
0.125% due 10/15/2024	49,287	48,216
0.125% due 04/15/2025 (m)	4,645	4,480
0.250% due 01/15/2025	35,333	34,298
0.625% due 07/15/2032 (m)	9,954	9,099
0.625% due 02/15/2043 (m)	1,690	1,322
0.750% due 02/15/2045 (m)	2,744	2,148
1.000% due 02/15/2046 (m)	7,243	5,932
1.000% due 02/15/2048 (m)	480	388

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

U.S. Treasury Notes
0.375% due 12/31/2025 (k)		5,400	5,005
0.500% due 02/28/2026 (k)(m)		22,100	20,426
2.625% due 12/31/2025 (k)(m)		3,058	2,964
3.000% due 10/31/2025 (k)(m)		15,086	14,737

Total U.S. Treasury Obligations (Cost $178,919)			172,270

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
American Home Mortgage Assets Trust
5.660% due 05/25/2046 •		302	249
5.680% due 10/25/2046 •		149	79
Avon Finance 6.087% due 12/28/2049	GBP	8,600	10,939
Banc of America Funding Trust
5.061% due 01/20/2047 ~		$9	8
5.852% due 10/20/2036 •		178	134
Bear Stearns ALT-A Trust
4.170% due 08/25/2036 ~		338	232
4.488% due 05/25/2035 ~		37	35
5.215% due 07/25/2035 ~		1,699	1,146
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 «		5,714	5,051
3.250% due 09/25/2063		5,040	4,438
CIM Trust 5.500% due 08/25/2064 ~		9,736	9,841
Citigroup Mortgage Loan Trust
4.523% due 09/25/2037 ~		1,592	1,406
5.790% due 01/25/2037 •		3,063	2,591
6.170% due 09/25/2062 þ		8,230	8,269
Countrywide Alternative Loan Trust
2.990% due 06/25/2037 «~		176	135
5.500% due 05/25/2035 •		843	633
5.682% due 07/20/2046 ~		228	183
5.892% due 03/20/2046 •		401	326
7.062% due 10/20/2035 ~		150	106
Countrywide Home Loan Mortgage Pass-Through Trust
6.050% due 04/25/2035 •		37	34
6.110% due 03/25/2035 •		24	22
Credit Suisse First Boston Mortgage Securities Corp. 4.631% due 06/25/2033 «~		11	10
Credit Suisse Mortgage Capital Certificates 5.770% due 01/27/2037 •		747	492
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		3,569	3,427
2.000% due 01/25/2060 ~		6,924	5,954
3.904% due 04/25/2062		1,755	1,653
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.970% due 02/25/2035 «•		163	153
Downey Savings & Loan Association Mortgage Loan Trust
5.990% due 08/19/2045 •		111	93
6.046% due 07/19/2044 ~		9	8
European Loan Conduit DAC 4.994% due 02/17/2030 ~	EUR	3,345	3,644
First Horizon Alternative Mortgage Securities Trust 5.207% due 03/25/2035 ~		$28	17
GreenPoint Mortgage Funding Trust 5.830% due 01/25/2037 •		4,339	3,814
GSMSC Pass-Through Trust 5.907% due 12/26/2036 •		2,522	1,681
GSR Mortgage Loan Trust 4.836% due 09/25/2035 ~		11	11
HarborView Mortgage Loan Trust
5.690% due 07/19/2047 ~		4,808	4,489
5.950% due 12/19/2036 •		4,303	4,039
HomeBanc Mortgage Trust 3.917% due 04/25/2037 ~		236	209
IndyMac IMSC Mortgage Loan Trust 5.620% due 03/25/2047 •		11,925	8,126
IndyMac INDX Mortgage Loan Trust
4.699% due 12/25/2034 ~		5	5
5.770% due 06/25/2037 •		149	54
5.890% due 05/25/2046 •		401	351
6.250% due 05/25/2034 «•		2	2
JP Morgan Alternative Loan Trust 6.000% due 12/27/2036		1,793	952
JP Morgan Chase Commercial Mortgage Securities Trust
6.469% due 04/15/2037 •		6,053	5,349
6.859% due 12/15/2031 •		1,048	857
JP Morgan Mortgage Trust
4.263% due 02/25/2035 «~		6	5
6.000% due 01/25/2036 «		253	120
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		1,712	1,625

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Lehman XS Trust 5.870% due 09/25/2046 •		5,571	5,023
MASTR Adjustable Rate Mortgages Trust 5.812% due 12/25/2046 •		5,557	4,101
Merrill Lynch Alternative Note Asset Trust 5.660% due 07/25/2047 •		2,231	1,997
MFA Trust 4.400% due 03/25/2068 þ		3,937	3,816
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		1,682	1,595
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,266	3,088
6.864% due 10/25/2063 þ		8,882	9,023
OBX Trust
5.949% due 02/25/2063 þ		4,153	4,158
6.113% due 03/25/2063 þ		3,328	3,349
6.567% due 06/25/2063 þ		3,432	3,469
ONE Park Mortgage Trust 6.176% due 03/15/2036 •		2,800	2,669
Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036 «		127	94
5.770% due 02/25/2047 •		1,710	1,485
5.790% due 01/25/2037 •		3,656	3,205
5.810% due 01/25/2037 •		2,232	1,900
5.840% due 12/25/2036 «•		56	47
6.000% due 03/25/2037		1,527	1,268
6.288% due 11/25/2037 ~		3,929	3,213
6.359% due 09/25/2034 ~		1,391	1,364
Residential Asset Securitization Trust
5.500% due 09/25/2035		2,580	1,252
5.820% due 10/25/2048 •		3	3
Structured Adjustable Rate Mortgage Loan Trust 6.412% due 01/25/2035 •		48	41
Structured Asset Mortgage Investments Trust
3.907% due 02/25/2036 •		365	306
5.590% due 08/25/2036 •		4,289	3,668
5.850% due 07/25/2046 ~		1,566	1,184
5.910% due 05/25/2036 •		63	50
5.910% due 05/25/2046 •		319	111
5.970% due 07/19/2035 •		25	23
6.030% due 02/25/2036 •		88	72
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 7.323% due 06/25/2033 «~		2	2
Taurus U.K. DAC 6.071% due 05/17/2031 •	GBP	695	868
Towd Point Mortgage Funding 6.571% due 07/20/2045 ~		10,464	13,375
Towd Point Mortgage Trust 6.470% due 10/25/2059 •		$1,576	1,586
Verus Securitization Trust
5.811% due 05/25/2068 þ		1,505	1,504
6.665% due 09/25/2068 þ		5,171	5,245
WaMu Mortgage Pass-Through Certificates Trust
6.012% due 02/25/2046 •		3,532	3,101
6.050% due 10/25/2045 •		302	287
6.050% due 12/25/2045 •		6,091	5,451
6.090% due 01/25/2045 •		13	13
6.110% due 01/25/2045 •		17	16
Washington Mutual Mortgage Pass-Through Certificates Trust
5.842% due 11/25/2046 •		1,918	1,570
5.862% due 10/25/2046 •		2,863	2,273

Total Non-Agency Mortgage-Backed Securities (Cost $192,925)			189,862

ASSET-BACKED SECURITIES 34.9%
Aames Mortgage Investment Trust
6.460% due 07/25/2035 •		925	927
7.495% due 01/25/2035 •		1,570	1,475
ACE Securities Corp. Home Equity Loan Trust
5.710% due 12/25/2036 •		10,374	5,366
5.790% due 03/25/2037 •		3,661	1,636
ACHV ABS Trust
6.810% due 11/25/2030		1,521	1,523
7.240% due 11/25/2030		1,500	1,515
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.175% due 10/25/2035 •		7,716	7,207
American Express Credit Account Master Trust 4.870% due 05/15/2028		5,200	5,242
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		10,700	10,749
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.490% due 10/25/2034 •		622	615
6.595% due 11/25/2034 •		2,887	2,683

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Apex Credit CLO Ltd. 7.232% due 09/20/2029 •		3,500	3,485
Apidos CLO 6.557% due 07/18/2029 •		2,423	2,420
Arbor Realty Commercial Real Estate Notes Ltd.
7.762% due 05/15/2037 •		3,400	3,370
8.262% due 05/15/2037 •		3,400	3,372
AREIT LLC
7.600% due 06/17/2039 •		8,400	8,445
8.152% due 06/17/2039 ~		7,461	7,498
Ares European CLO DAC 4.843% due 04/20/2032 •	EUR	4,600	4,998
Argent Mortgage Loan Trust 5.950% due 05/25/2035 •		$1,961	1,653
Asset-Backed Securities Corp. Home Equity Loan Trust 6.565% due 02/25/2035 •		489	502
Aurium CLO DAC 4.695% due 01/16/2031 •	EUR	9,079	9,914
Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		$7,143	6,926
3.350% due 09/22/2025		300	296
5.900% due 08/21/2028		4,300	4,395
6.120% due 04/20/2027		10,800	10,978
BA Credit Card Trust
4.790% due 05/15/2028		5,400	5,423
4.980% due 11/15/2028		11,000	11,138
Bank of America Auto Trust 5.830% due 05/15/2026		7,500	7,512
Bear Stearns Asset-Backed Securities Trust
5.602% due 10/25/2036 ~		114	113
6.145% due 08/25/2036 •		1,216	1,208
BHG Securitization Trust 5.320% due 10/17/2035		2,350	2,335
BNPP AM Euro CLO DAC 4.822% due 07/22/2032 •	EUR	6,000	6,538
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037		$8,000	8,000
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027		7,000	6,825
Capital One Prime Auto Receivables Trust 5.988% due 09/15/2025 •		2,541	2,542
Carlyle Euro CLO DAC
4.665% due 01/15/2031 •	EUR	3,619	3,957
4.892% due 08/15/2032 •		3,500	3,813
Carmax Auto Owner Trust 6.238% due 12/15/2025 •		$3,082	3,086
Carvana Auto Receivables Trust
5.380% due 03/12/2029		2,120	2,126
5.420% due 04/10/2028		5,270	5,285
5.770% due 04/12/2027		500	502
6.360% due 04/12/2027		3,737	3,746
6.410% due 09/10/2027		4,176	4,196
CBAM Ltd. 6.684% due 04/17/2031 ~		5,404	5,396
Citigroup Mortgage Loan Trust, Inc. 5.890% due 08/25/2036 •		11,834	11,621
Citizens Auto Receivables Trust
5.739% due 09/16/2024		3,404	3,405
6.130% due 07/15/2026		5,084	5,095
6.288% due 07/15/2026		4,125	4,132
College Avenue Student Loans LLC 2.320% due 07/26/2055		5,170	4,478
Countrywide Asset-Backed Certificates Trust
5.610% due 06/25/2035 •		2,841	2,487
5.650% due 11/25/2047 •		1,084	1,033
5.670% due 06/25/2047 •		2,098	1,877
5.680% due 05/25/2047 •		3,413	3,018
5.690% due 09/25/2037 •		478	487
5.720% due 06/25/2047 •		1,735	1,660
5.750% due 03/25/2037 ~		1,853	1,756
6.505% due 12/25/2035 •		4,948	4,797
CRB Securitization Trust 6.960% due 10/20/2033		4,252	4,303
Crown Point CLO Ltd. 7.377% due 07/20/2034 •		2,150	2,135
DLLAA LLC 5.930% due 07/20/2026		1,100	1,105
DT Auto Owner Trust 6.290% due 08/16/2027		7,548	7,582
Enterprise Fleet Financing LLC 3.030% due 01/20/2028		3,840	3,778
Exeter Automobile Receivables Trust 6.320% due 03/15/2027		6,500	6,559

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

FHF Trust 6.570% due 06/15/2028		5,507	5,491
Fifth Third Auto Trust 5.800% due 11/16/2026		3,400	3,406
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •		10,800	10,536
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		5,100	5,133
Fremont Home Loan Trust
5.605% due 10/25/2036 •		1,959	1,720
6.130% due 01/25/2036 •		211	199
Gallatin CLO Ltd. 7.305% due 07/15/2031 •		3,100	3,092
GE-WMC Mortgage Securities Trust 5.550% due 08/25/2036 «•		6	2
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		1,621	1,615
5.700% due 01/15/2027		5,522	5,514
6.040% due 03/15/2027		3,800	3,812
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		3,030	3,083
6.270% due 08/16/2027		7,231	7,260
GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		4,600	4,608
5.634% due 08/20/2024		481	481
5.788% due 01/20/2026		800	800
GMF Floorplan Owner Revolving Trust 2.900% due 04/15/2026		8,000	7,934
Griffith Park CLO DAC 4.704% due 11/21/2031 ~	EUR	6,821	7,411
GSAA Home Equity Trust 6.535% due 06/25/2035 •		$2,134	2,070
GSAMP Trust
5.650% due 11/25/2035 •		44	4
5.950% due 03/25/2046 •		3,386	3,282
5.970% due 05/25/2046 •		10,858	10,153
7.270% due 06/25/2035 •		6,730	6,330
Halseypoint CLO Ltd. 7.117% due 07/20/2031 •		1,500	1,490
Harvest CLO DAC 4.605% due 10/15/2031 •	EUR	1,954	2,121
Hertz Vehicle Financing LLC
1.990% due 06/25/2026		$2,500	2,390
3.370% due 03/25/2025		320	319
5.490% due 06/25/2027		1,500	1,507
Home Equity Loan Trust 5.810% due 04/25/2037 •		10,740	8,950
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		5,800	5,818
HSI Asset Securitization Corp. Trust
5.610% due 12/25/2036 ~		8,345	7,029
5.670% due 07/25/2036 ~		3,774	1,621
5.935% due 03/25/2036 •		13,084	11,730
JP Morgan Mortgage Acquisition Trust
4.258% due 07/25/2036 •		5,812	5,287
5.730% due 03/25/2037 •		170	166
5.875% due 05/25/2036 •		1,013	982
Jubilee CLO DAC 4.575% due 04/15/2030 ~	EUR	850	933
KKR CLO Ltd.
6.597% due 07/18/2030 •		$1,756	1,755
6.805% due 01/16/2028 ~		3,065	3,059
7.257% due 07/18/2030 •		4,300	4,307
KREF Ltd. 6.806% due 02/17/2039 •		2,600	2,573
LCM LP 7.158% due 07/19/2027 ~		3,700	3,701
LCM Ltd. 7.127% due 10/20/2028 •		5,550	5,535
Lehman XS Trust 5.790% due 05/25/2036 •		2,050	1,770
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		2,404	2,343
Lendmark Funding Trust 1.900% due 11/20/2031		6,326	5,697
LoanCore Issuer Ltd. 6.888% due 01/17/2037 •		1,000	981
Long Beach Mortgage Loan Trust
5.810% due 12/25/2036 ~		8,893	3,174
5.990% due 08/25/2045 •		676	656
6.115% due 11/25/2035 ~		39	39
6.385% due 08/25/2035 ~		1,800	1,591
M360 Ltd. 7.721% due 11/22/2038 •		3,100	3,001

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Madison Park Euro Funding DAC 4.696% due 10/25/2030 ~	EUR	1,986	2,161
Madison Park Funding Ltd. 6.574% due 07/23/2029 ~		$4,108	4,103
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	2,500	2,532
4.645% due 10/15/2030 •		562	616
5.665% due 10/15/2032 •		5,500	5,960
Marlette Funding Trust
5.180% due 11/15/2032		$1,478	1,474
5.950% due 11/15/2032		2,900	2,895
6.070% due 04/15/2033		5,233	5,230
Master Credit Card Trust 6.188% due 01/21/2027		10,300	10,343
MASTR Asset-Backed Securities Trust
5.690% due 11/25/2036 •		16,891	5,430
6.220% due 10/25/2035 •		8,016	7,501
Merrill Lynch Mortgage Investors Trust
5.690% due 07/25/2037 •		12,346	5,376
5.690% due 08/25/2037 •		4,534	2,336
MF1 Ltd. 7.106% due 02/19/2037 •		7,000	6,887
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 10/25/2036 •		649	565
5.600% due 02/25/2037 ~		2,792	2,475
5.790% due 09/25/2036 •		865	370
6.040% due 12/25/2035 •		3,684	2,983
6.175% due 12/25/2034 •		710	658
Nassau Ltd. 6.805% due 10/15/2029 •		817	817
Nelnet Student Loan Trust
6.640% due 02/20/2041		882	896
7.538% due 02/20/2041		971	973
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.965% due 03/25/2036 •		4,865	4,417
NovaStar Mortgage Funding Trust 6.550% due 06/25/2035 ~		818	819
Option One Mortgage Loan Trust 6.010% due 01/25/2036 •		7,578	6,900
OZLM Funding Ltd. 6.924% due 10/22/2030		3,530	3,534
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		973	967
6.060% due 03/15/2030		6,288	6,276
6.159% due 05/15/2030 «		4,219	4,215
7.128% due 06/16/2031		1,427	1,430
7.600% due 12/16/2030		2,102	2,115
Palmer Square European Loan Funding DAC
4.695% due 07/15/2031 •	EUR	4,184	4,562
4.745% due 04/15/2031 •		4,775	5,198
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.520% due 10/25/2034 •		$815	799
7.270% due 09/25/2034 •		3,625	3,441
7.270% due 12/25/2034 ~		969	943
7.645% due 09/25/2034 •		5,700	5,084
PRET LLC
1.744% due 07/25/2051 þ		1,501	1,449
1.843% due 09/25/2051 þ		4,280	4,079
2.487% due 10/25/2051 þ		2,979	2,918
5.240% due 04/25/2052 þ		3,079	3,025
Providus CLO DAC 4.715% due 07/15/2031 •	EUR	2,278	2,481
Reach ABS Trust 7.050% due 02/18/2031		$1,210	1,214
Ready Capital Mortgage Financing LLC
7.823% due 06/25/2037 •		2,618	2,634
8.467% due 06/25/2037 ~		7,200	7,225
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		12,593	3,413
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,184	1,078
4.320% due 09/25/2030		947	906
5.380% due 11/25/2030		3,520	3,486
Residential Asset Mortgage Products Trust
5.910% due 12/25/2035 •		505	460
6.160% due 10/25/2035 •		2,172	2,135
Residential Asset Securities Corp. Trust
5.740% due 08/25/2036 •		11,560	11,329
6.175% due 11/25/2035 •		4,493	4,315
Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		7,545	7,547
5.930% due 07/17/2028		2,500	2,547
6.080% due 08/17/2026		7,531	7,545
6.180% due 02/16/2027		13,115	13,153

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

SBNA Auto Lease Trust 6.520% due 04/20/2028		1,500	1,536
Sculptor European CLO DAC 4.755% due 01/14/2032 •	EUR	8,800	9,576
Securitized Asset-Backed Receivables LLC Trust
2.839% due 01/25/2036 þ		$6,388	5,252
5.810% due 08/25/2036 ~		587	191
5.950% due 07/25/2036 •		5,451	2,172
6.130% due 08/25/2035 •		1,309	1,046
6.520% due 03/25/2035 ~		1,355	1,322
SLM Private Education Loan Trust 10.226% due 10/15/2041 •		5,462	5,750
SMB Private Education Loan Trust
6.888% due 11/15/2052		1,177	1,179
7.188% due 05/16/2050 •		1,867	1,879
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,759	3,512
Soundview Home Loan Trust
5.650% due 02/25/2037 ~		616	172
5.770% due 01/25/2037 •		14,004	13,177
5.935% due 02/25/2036 •		3,943	3,614
Starwood Mortgage Trust 7.138% due 11/15/2038 •		10,800	10,395
Structured Asset Investment Loan Trust
5.600% due 07/25/2036 ~		918	665
5.620% due 09/25/2036 •		390	379
6.400% due 06/25/2035 •		8,630	8,175
6.420% due 08/25/2033 •		5,489	5,404
Structured Asset Securities Corp. Mortgage Loan Trust
5.630% due 03/25/2036 •		268	253
5.810% due 12/25/2036 •		438	427
6.957% due 04/25/2035 •		37	36
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •		1,523	1,513
TCI-Symphony CLO Ltd. 7.205% due 10/13/2032 •		5,000	4,972
Theorem Funding Trust 7.580% due 04/15/2029		1,171	1,185
Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	4,300	4,692
Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		$4,900	4,909
5.604% due 08/15/2024		1,955	1,956
Tralee CLO Ltd. 7.140% due 10/25/2032 •		2,100	2,075
Upstart Pass-Through Trust 4.300% due 05/20/2030		1,355	1,324
Upstart Securitization Trust 4.370% due 05/20/2032		659	656
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		885	864
Venture CLO Ltd.
6.535% due 04/15/2027 •		1,247	1,247
6.697% due 04/20/2029 •		1,012	1,013
7.052% due 07/30/2032 •		3,500	3,454
7.402% due 07/30/2032 •		4,100	4,097
Veros Auto Receivables Trust 7.120% due 11/15/2028		6,024	6,049
VMC Finance LLC 7.238% due 02/18/2039 •		7,300	7,110
WaMu Asset-Backed Certificates WaMu Trust 5.695% due 05/25/2037 •		3,241	3,004
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		6,150	6,171
6.008% due 10/15/2026		6,100	6,101
6.230% due 01/15/2027		11,300	11,365
6.468% due 08/15/2025 •		294	294
World Omni Auto Receivables Trust 5.570% due 12/15/2026		1,600	1,603

Total Asset-Backed Securities (Cost $818,132)			804,686

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (d)	BRL	49,000	9,599
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	53,734	2,794
3.000% due 12/03/2026 (f)		4,791	262

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

4.000% due 11/30/2028 (f)		15,729	906

Total Sovereign Issues (Cost $13,077)			13,561

		SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (b)		152,200	23,125

INFORMATION TECHNOLOGY 0.9%
Advanced Micro Devices, Inc. (b)		16,161	2,382
Apple, Inc.		41,684	8,025
Intel Corp.		46,178	2,321
Microsoft Corp.		20,872	7,849

			20,577

Total Common Stocks (Cost $41,946)			43,702

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 44.4%
COMMERCIAL PAPER 4.3%
Arrow Electronics, Inc.
5.850% due 01/02/2024		$1,150	1,149
5.850% due 01/04/2024		800	799
5.850% due 01/10/2024		2,300	2,296
5.850% due 01/11/2024		1,650	1,646
5.850% due 01/16/2024		700	698
5.900% due 01/12/2024		2,000	1,995
5.900% due 01/19/2024		1,300	1,295
5.900% due 01/22/2024		1,350	1,345
Bacardi-Martini BV 5.950% due 01/18/2024		400	399
Bank Of Nova Scotia
5.272% due 02/01/2024	CAD	10,800	8,110
5.298% due 01/16/2024		10,200	7,678
Canadian Imperial Bank of Commerce
5.229% due 01/02/2024		3,000	2,263
5.271% due 02/07/2024		2,600	1,951
Cigna Corp. 5.650% due 01/16/2024		$650	648
Conagra Foods, Inc. 5.820% due 01/11/2024		2,300	2,295
Constellation Brands, Inc.
5.680% due 01/08/2024		250	250
5.700% due 01/09/2024		250	250
5.740% due 01/05/2024		350	350
Energy Transfer Partners LP 5.850% due 01/04/2024		2,250	2,248
ERAC USA Finance LLC 5.600% due 01/08/2024		400	399
Fidelity National Information Services, Inc.
5.700% due 01/16/2024		2,200	2,194
5.710% due 01/16/2024		1,550	1,546
Global Payments, Inc.
6.030% due 01/05/2024		6,450	6,442
6.030% due 01/16/2024		1,950	1,944
6.030% due 01/17/2024		2,500	2,492
Intercontinental Exchange, Inc.
5.600% due 01/02/2024		900	899
5.600% due 01/03/2024		1,450	1,449
5.600% due 01/05/2024		250	250
Kinder Morgan, Inc. 5.700% due 01/22/2024		5,450	5,429
L3Harris Technologies, Inc.
5.770% due 02/20/2024		1,400	1,388
5.800% due 01/16/2024		3,950	3,939
Marathon Oil Corp. 6.050% due 01/03/2024		7,600	7,594
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		650	649
Quanta Storage, Inc.
5.850% due 01/04/2024		250	250
5.900% due 01/02/2024		2,150	2,149

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

5.900% due 01/08/2024		1,300	1,298
5.900% due 01/09/2024		1,200	1,198
5.900% due 01/10/2024		1,000	998
5.900% due 01/12/2024		250	249
5.900% due 01/16/2024		2,550	2,543
5.900% due 01/17/2024		550	548
5.900% due 01/18/2024		1,950	1,944
Royal Bank of Canada 5.318% due 02/02/2024	CAD	1,700	1,276
Southern California Edison Co.
5.730% due 01/16/2024		$250	249
5.730% due 01/17/2024		1,700	1,695
5.750% due 01/03/2024		250	250
5.800% due 01/02/2024		450	450
5.800% due 01/04/2024		500	499
5.800% due 01/08/2024		650	649
Toronto-Dominion Bank
5.250% due 02/05/2024	CAD	700	525
5.259% due 02/02/2024		2,300	1,727
VF Corp. 6.100% due 01/17/2024		$400	399
VW Credit, Inc.
5.640% due 01/03/2024		4,200	4,197
5.700% due 01/04/2024		300	300
5.710% due 01/05/2024		1,200	1,199
5.770% due 01/09/2024		250	250

			99,121

REPURCHASE AGREEMENTS (i) 38.3%			883,436

SHORT-TERM NOTES 0.4%
AmeriCredit Automobile Receivables Trust 5.723% due 09/18/2024		2,922	2,922
Fifth Third Auto Trust 5.618% due 08/15/2024		886	887
Westlake Automobile Receivables Trust 5.781% due 08/15/2024		5,394	5,395

			9,204

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (d)(e)	HUF	1,025,000	2,953

JAPAN TREASURY BILLS 1.0%
(0.280)% due 01/09/2024 (c)(d)	JPY	3,160,000	22,412

U.S. TREASURY BILLS 0.3%
5.352% due 02/15/2024 - 03/28/2024 (c)(d)(m)		$6,210	6,155

Total Short-Term Instruments (Cost $1,021,306)			1,023,281

Total Investments in Securities (Cost $2,827,123)			2,809,311

		SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short Asset Portfolio		9,073,328	87,975
PIMCO Short-Term Floating NAV Portfolio III		2,756,487	26,812

Total Short-Term Instruments (Cost $117,472)			114,787

Total Investments in Affiliates (Cost $117,472)			114,787

Total Investments 126.7% (Cost $2,944,595)			$2,924,098
Financial Derivative Instruments (j)(l) (0.2)%(Cost or Premiums, net $8,388)			(3,545)
Other Assets and Liabilities, net (26.5)%			(613,159)

Net Assets 100.0%			$2,307,394

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.460%	01/02/2024	01/03/2024	$100	U.S. Treasury Notes 4.750% due 07/31/2025	$(102)	$100	$100
BPS	5.460	12/29/2023	01/02/2024	28,900	Ginnie Mae 5.500% due 10/20/2052	(29,992)	28,900	28,918
5.470	01/02/2024	01/03/2024	406,500	U.S. Treasury Notes 2.750% due 04/30/2027	(414,739)	406,500	406,500
BRC	5.540	12/29/2023	01/02/2024	99,700	U.S. Treasury Notes 2.625% due 05/31/2027	(101,846)	99,700	99,761
5.640	12/29/2023	01/02/2024	279,800	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024	(285,331)	279,800	279,975
DEU	5.150	12/29/2023	01/02/2024	12,900	U.S. Treasury Notes 0.625% due 05/15/2030	(13,154)	12,900	12,908
FICC	2.600	12/29/2023	01/02/2024	5,536	U.S. Treasury Notes 4.875% due 11/30/2025	(5,647)	5,536	5,537
RCY	5.450	12/29/2023	01/02/2024	50,000	U.S. Treasury Notes 2.875% due 05/15/2032	(51,060)	50,000	50,030

Total Repurchase Agreements	$(901,871)	$883,436	$883,729

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	4,137	$982,693	$3,763	$104	$0
MSCI EAFE March Futures	03/2024	319	35,926	720	19	0
U.S. Treasury 2-Year Note March Futures	03/2024	1,123	231,241	2,020	140	0
U.S. Treasury 10-Year Note March Futures	03/2024	1,373	154,999	1,950	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	179	23,913	2,050	0	(95)

$10,503	$263	$(95)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	4,137	$(987,554)	$(6,486)	$0	$(207)
Euro-Bund March Futures	03/2024	70	(10,604)	(321)	110	0
Euro-Buxl 30-Year Bond March Futures	03/2024	27	(4,224)	(341)	117	0
U.S. Treasury 5-Year Note March Futures	03/2024	416	(45,250)	(1,110)	0	(36)
U.S. Treasury Long-Term Bond March Futures	03/2024	874	(109,195)	(8,237)	164	0

$(16,495)	$391	$(243)

Total Futures Contracts	$(5,992)	$654	$(338)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2026	0.313%	$2,100	$24	$18	$42	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919	2,130	423	(178)	245	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	2,530	304	71	375	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.237	EUR	6,600	75	(46)	29	0	0

$826	$(135)	$691	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$2,760	$(101)	$47	$(54)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	2,668	(98)	82	(16)	0	(1)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	300	(26)	21	(5)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	200	(14)	10	(4)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,900	(94)	40	(54)	0	(1)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	297	0	19	19	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	7,722	52	412	464	0	(2)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,000	25	(8)	17	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	200	4	0	4	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,200	7	16	23	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	500	6	4	10	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	4,200	61	25	86	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	378,300	4,773	2,703	7,476	0	(98)

$4,595	$3,371	$7,966	$0	$(103)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	700	$(4)	$78	$74	$0	$(7)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	8,190,000	(63)	(638)	(701)	34	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$279,200	(11,006)	885	(10,121)	0	(119)
Receive	1-Day USD-SOFR Compounded-OIS	2.928	Semi-Annual	05/31/2025	4,300	(1)	117	116	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	241,000	4,503	(141)	4,362	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	356,000	(3,964)	4,864	900	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	56,000	757	592	1,349	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	61,200	(210)	800	590	20	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		41,600	1,087	587	1,674	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		75,400	517	(617)	(100)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		26,500	3,096	729	3,825	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		109,900	7,184	(1,737)	5,447	99	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		1,800	(7)	33	26	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		600	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		3,200	(13)	70	57	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,600	(6)	41	35	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		3,100	(11)	104	93	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		4,000	(16)	232	216	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		2,200	(9)	127	118	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		2,400	(9)	140	131	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		2,900	(10)	134	124	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		1,600	(6)	95	89	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		2,200	(9)	127	118	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		1,300	(4)	79	75	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,800	(6)	114	108	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		600	(2)	38	36	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		1,000	(4)	67	63	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		700	(2)	54	52	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		900	(3)	75	72	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		800	(3)	66	63	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		1,600	(7)	135	128	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		1,200	(6)	(71)	(77)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		2,100	(9)	(88)	(97)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,400	(6)	(50)	(56)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,600	870	(902)	(32)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		700	(3)	(19)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,700	(7)	(48)	(55)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		900	(4)	(18)	(22)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		800	(4)	(19)	(23)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		900	(4)	(13)	(17)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		19,900	1,073	1,238	2,311	88	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		300	(2)	30	28	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	(2)	43	41	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		600	(3)	63	60	0	(3)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	2,500	(5)	(54)	(59)	9	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		1,800	(3)	(37)	(40)	7	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		900	(1)	(23)	(24)	4	0
Receive(6)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,200	(2)	(18)	(20)	0	(20)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(45)	(48)	9	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(46)	(49)	10	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,200	(5)	(51)	(56)	14	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		1,500	(6)	(62)	(68)	17	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		1,700	(6)	(58)	(64)	20	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(37)	(40)	12	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	102,200	(103)	1,997	1,894	81	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	1,900	(5)	87	82	0	(6)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		2,100	(4)	104	100	0	(7)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		1,900	(5)	(70)	(75)	6	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		900	(2)	(34)	(36)	3	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		1,100	(2)	(37)	(39)	4	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		900	(4)	68	64	0	(10)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,600	(14)	281	267	0	(39)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,100	(5)	(73)	(78)	12	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(74)	(79)	15	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		400	(2)	(28)	(30)	5	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(36)	(38)	6	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		34,600	(366)	2,179	1,813	0	(386)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		14,900	145	(1,695)	(1,550)	420	0

							$3,249	$9,649	$12,898	$1,012	$(657)

Total Swap Agreements							$8,670	$12,885	$21,555	$1,014	$(760)

(k)

Securities with an aggregate market value of $27,206 and cash of $11,427 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Unsettled variation margin liability of $(94) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2024		AUD	177,697		$117,757		$0		$(3,358)
		03/2024		CNH	452		63		0		(1)
BOA		01/2024		AUD	5,795		3,833		0		(117)
		01/2024		GBP	11,002		13,973		0		(50)
		01/2024		JPY	34,529,123		233,986		0		(11,056)
		01/2024		NOK	24,095		2,266		0		(106)
		01/2024		NZD	4,512		2,749		0		(103)
		01/2024		SEK	493,875		47,350		0		(1,628)
		01/2024			$6,591		GBP	5,208	47		0
		01/2024			149		MXN	2,543	0		0
		02/2024		CAD	2,600		$1,892		0		(72)
		03/2024		IDR	22,365,732		1,422		0		(30)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

	03/2024		$1,105	INR	92,248	1	(1)
	03/2024		599	TWD	18,061	0	(1)
	06/2024	KRW	1,231,215		$946	0	(13)
BPS	01/2024	DKK	253,385		37,375	0	(159)
	01/2024	EUR	634,206		697,813	0	(2,480)
	01/2024	GBP	41,943		53,202	0	(263)
	01/2024	HUF	298,346		849	0	(11)
	01/2024	JPY	21,860,661		149,059	0	(6,079)
	01/2024	KRW	394,134		300	0	(5)
	01/2024		$2,307	AUD	3,450	44	0
	01/2024		300	BRL	1,474	3	0
	01/2024		750	IDR	11,600,734	4	0
	01/2024		2,132	JPY	307,500	50	0
	01/2024		6,184	ZAR	114,650	75	0
	02/2024	TWD	1,876		$59	0	(3)
	02/2024		$111	TWD	3,502	5	0
	03/2024	CNH	311,978		$43,156	0	(879)
	06/2024	KRW	5,140,646		3,935	0	(73)
BRC	01/2024	CHF	2,523		2,896	0	(105)
	01/2024	JPY	3,160,000		21,509	0	(916)
	01/2024	KRW	904,610		700	1	0
	01/2024	NZD	2,634		1,620	0	(45)
	01/2024	TRY	5,818		191	0	(3)
	01/2024		$645	ZAR	12,016	11	0
	03/2024		500	IDR	7,769,155	5	0
	06/2024	KRW	5,298,672		$4,060	0	(71)
BSH	01/2024	BRL	31,000		6,220	0	(162)
	01/2024		$5,298	BRL	26,200	96	0
	07/2024	BRL	27,500		$5,452	0	(110)
CBK	01/2024	AUD	5,859		3,928	0	(66)
	01/2024	BRL	34,390		7,063	0	(17)
	01/2024	CAD	10,905		7,903	0	(329)
	01/2024	CHF	6,493		7,480	0	(244)
	01/2024	DKK	18,375		2,696	0	(26)
	01/2024	HUF	127,123		363	0	(3)
	01/2024	IDR	10,028,550		652	0	0
	01/2024	JPY	878,400		6,221	0	(12)
	01/2024	MXN	197,889		11,106	0	(496)
	01/2024	NOK	2,968		278	0	(15)
	01/2024	SEK	30,765		2,948	0	(103)
	01/2024		$835	MXN	14,594	20	0
	01/2024		919	ZAR	17,323	27	0
	03/2024	CNH	5,325		$741	0	(11)
	03/2024	ILS	29,213		8,024	0	(63)
	03/2024		$652	IDR	10,031,123	0	0
	04/2024		7,063	BRL	34,738	29	0
	06/2024	KRW	63,684		$49	0	0
DUB	01/2024		519,880		400	0	(2)
	03/2024	SGD	36,441		27,530	0	(180)
	06/2024	KRW	5,844,278		4,490	0	(66)
GLM	01/2024	BRL	16,000		3,158	0	(136)
	01/2024	CAD	73,423		54,045	1	(1,374)
	01/2024	DKK	335,684		49,517	0	(209)
	01/2024	JPY	139,300		950	0	(38)
	01/2024		$14,913	BRL	75,150	561	(4)
	01/2024		27,920	MXN	489,670	788	0
	01/2024	ZAR	7,606		$400	0	(16)
	02/2024	BRL	242		50	0	0
	03/2024	CNH	5,419		750	0	(15)
	03/2024		$1,314	CNH	9,541	33	0
	07/2024	BRL	14,700		$2,968	0	(5)
JPM	01/2024		21,476		4,449	28	0
	01/2024	CAD	3,000		2,196	0	(68)
	01/2024	HUF	593,549		1,691	0	(19)
	01/2024	MXN	6,093		354	0	(3)
	01/2024		$1,398	BRL	6,800	2	0
	01/2024		750	IDR	11,540,250	0	0
	01/2024		301	KRW	388,847	0	0
	02/2024	CAD	14,800		$10,837	0	(337)
	02/2024		$5,096	BRL	24,993	41	0
	02/2024		20,600	INR	1,720,904	33	0
	03/2024	CNH	1,275		$177	0	(3)
	03/2024	IDR	67,441,000		4,350	0	(30)
	03/2024	TWD	6,717		216	0	(6)
	03/2024		$158	INR	13,181	0	0
	04/2024		4,449	BRL	21,693	0	(20)
	06/2024	KRW	5,502,471		$4,246	0	(44)
	07/2024	BRL	6,800		1,369	0	(6)
MBC	01/2024	AUD	56,468		37,441	0	(1,047)
	01/2024	CAD	1,847		1,374	0	(21)
	01/2024	EUR	136,949		149,731	0	(1,489)
	01/2024	GBP	2,080		2,638	0	(13)
	01/2024		$766	CAD	1,012	0	(3)
	01/2024		4,134	SEK	42,160	47	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

01/2024	10,925	ZAR	208,797	476	0
03/2024	CNH	11,143	$1,570	0	(3)
03/2024	$724	IDR	11,189,326	3	0
MYI	01/2024	BRL	6,685	$1,365	0	(11)
01/2024	CHF	183,905	210,676	0	(8,100)
01/2024	GBP	1,966	2,511	5	0
01/2024	HUF	2,463	7	0	0
01/2024	JPY	13,116,419	88,968	0	(4,115)
01/2024	$201	ZAR	3,699	1	0
02/2024	CAD	700	$512	0	(16)
03/2024	CNH	431	60	0	(1)
03/2024	$699	IDR	10,847,551	6	0
06/2024	KRW	5,059,126	$3,885	0	(59)
NGF	03/2024	$966	INR	80,806	2	0
RBC	04/2024	40	MXN	704	1	0
SCX	01/2024	JPY	339,600	$2,329	0	(81)
03/2024	HKD	360,499	46,248	0	0
03/2024	IDR	12,533,315	799	0	(15)
03/2024	TWD	30,786	991	0	(28)
03/2024	$343	INR	28,697	0	0
06/2024	KRW	2,732,511	$2,105	0	(25)
SSB	03/2024	TWD	18,845	614	0	(10)
TOR	01/2024	JPY	1,102,652	7,517	0	(308)
02/2024	TWD	1,014,989	31,888	0	(1,646)
03/2024	CNH	493	68	0	(1)
03/2024	$18,362	IDR	284,462,229	112	0
UAG	01/2024	DKK	12,943	$1,900	0	(17)
01/2024	GBP	231,147	292,522	0	(2,119)
01/2024	JPY	1,381,857	9,432	0	(374)
01/2024	MXN	20,421	1,154	0	(44)
01/2024	NOK	136,885	12,832	0	(643)
01/2024	SEK	223,705	21,675	0	(510)
01/2024	$2,003	ZAR	38,243	84	0

Total Forward Foreign Currency Contracts	$2,642	$(52,565)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	1,400	$(6)	$(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	1,400	(6)	(3)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	1,300	(6)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	1,300	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	1,500	(7)	(19)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	1,500	(7)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	2,300	(9)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	2,300	(9)	(7)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	1,100	(4)	(12)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	1,100	(4)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	600	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	600	(2)	(2)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	600	(3)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	600	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	2,100	(9)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	1,100	(5)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	2,100	(9)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	1,100	(5)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	1,800	(8)	(29)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	1,700	(9)	(18)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	1,800	(9)	(23)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	1,700	(9)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	1,800	(9)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	2,200	(9)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	2,200	(9)	(7)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	2,100	(5)	(7)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	2,100	(5)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	1,800	(8)	(28)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	1,800	(8)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	900	(4)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	900	(4)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	600	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	600	(3)	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	1,600	(6)	(25)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	1,600	(6)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	1,100	(4)	(9)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	1,100	(4)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	1,700	(8)	(31)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	1,700	(8)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	1,700	(8)	(10)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	800	(4)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	1,700	(8)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	800	(4)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	1,200	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	1,200	(5)	(2)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	800	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	800	(4)	(1)

Total Written Options	$(282)	$(317)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	NDDUEAFE Index	25,040	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	$194,912	$0	$(799)	$0	$(799)
Receive	NDDUEAFE Index	14,812	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	115,297	0	(475)	0	(475)
JPM	Receive	NDDUEAFE Index	24,088	5.300% (1-Month USD-LIBOR less a specified spread)	Monthly	05/08/2024	187,502	0	(762)	0	(762)
Receive	NDDUEAFE Index	16,555	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	128,864	0	(238)	0	(238)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

	Receive	NDDUEAFE Index	6,216	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	48,385	0	(199)	0	(199)
MEI	Receive	NDDUEAFE Index	9,192	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	71,551	0	(296)	0	(296)
MYI	Receive	NDDUEAFE Index	28,399	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	221,058	0	(906)	0	(906)
	Receive	NDDUEAFE Index	3,561	5.365% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	27,719	0	(114)	0	(114)
	Receive	NDDUEAFE Index	41,678	5.365% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/20/2024	302,417	0	19,926	19,926	0
SOG	Receive	NDDUEAFE Index	111,083	5.475% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	830,417	0	31,980	31,980	0
UAG	Receive	NDDUEAFE Index	9,466	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	73,684	0	(304)	0	(304)

								$0	$47,813	$51,906	$(4,093)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	152,200	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$22,437	$0	$(607)	$0	$(607)
FAR	Pay	Advanced Micro Devices, Inc.	16,161	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	1,888	0	(486)	0	(486)
	Pay	Apple, Inc.	41,684	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	8,017	0	25	25	0
	Pay	Intel Corp.	46,178	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	1,906	0	(407)	0	(407)
	Pay	Microsoft Corp.	20,872	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	7,697	0	(119)	0	(119)

								$0	$(1,594)	$25	$(1,619)

Total Swap Agreements								$0	$46,219	$51,931	$(5,712)

(m)

Securities with an aggregate market value of $42,060 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$165,674	$0	$165,674
Industrials	0	54,993	0	54,993
Utilities	0	4,110	0	4,110
Municipal Bonds & Notes
California	0	2,122	0	2,122
Illinois	0	3,262	0	3,262
Pennsylvania	0	105	0	105
U.S. Government Agencies	0	331,683	0	331,683
U.S. Treasury Obligations	0	172,270	0	172,270
Non-Agency Mortgage-Backed Securities	0	189,291	571	189,862
Asset-Backed Securities	0	800,469	4,217	804,686
Sovereign Issues	0	13,561	0	13,561
Common Stocks
Consumer Discretionary	23,125	0	0	23,125
Information Technology	20,577	0	0	20,577
Short-Term Instruments
Commercial Paper	0	99,121	0	99,121
Repurchase Agreements	0	883,436	0	883,436
Short-Term Notes	0	9,204	0	9,204
Hungary Treasury Bills	0	2,953	0	2,953
Japan Treasury Bills	0	22,412	0	22,412
U.S. Treasury Bills	0	6,155	0	6,155

	$43,702	$2,760,821	$4,788	$2,809,311
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114,787	$0	$0	$114,787

Total Investments	$158,489	$2,760,821	$4,788	$2,924,098

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	246	1,422	0	1,668
Over the counter	0	54,573	0	54,573

	$246	$55,995	$0	$56,241
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,098)	0	(1,098)
Over the counter	0	(58,594)	0	(58,594)

	$0	$(59,692)	$0	$(59,692)

Total Financial Derivative Instruments	$246	$(3,697)	$0	$(3,451)

Totals	$158,735	$2,757,124	$4,788	$2,920,647

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.6% ¤
CORPORATE BONDS & NOTES 7.2%
BANKING & FINANCE 6.0%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$200	$196
American Honda Finance Corp. 5.000% due 05/23/2025		400	401
Bank of America Corp.
1.734% due 07/22/2027 •		300	275
5.933% due 09/15/2027		700	715
Bank of America NA
5.650% due 08/18/2025		700	709
6.182% due 08/18/2025		300	301
Barclays PLC
4.375% due 03/15/2028 •(f)(g)		200	156
5.501% due 08/09/2028 •		200	201
Citibank NA
5.488% due 12/04/2026		400	407
5.864% due 09/29/2025		1,100	1,119
Goldman Sachs Group, Inc.
5.798% due 08/10/2026		600	606
6.460% due 08/10/2026		100	100
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		1,000	1,009
HSBC Holdings PLC 5.887% due 08/14/2027		200	203
ING Groep NV
4.250% due 05/16/2031 •(f)(g)		300	219
5.750% due 11/16/2026 •(f)(g)		300	280
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		200	200
JPMorgan Chase & Co.
0.969% due 06/23/2025 •		100	98
2.301% due 10/15/2025 •		100	97
3.782% due 02/01/2028 •		400	387
3.960% due 01/29/2027		100	98
JPMorgan Chase Bank NA 5.110% due 12/08/2026		600	606
Morgan Stanley
1.512% due 07/20/2027		500	457
2.188% due 04/28/2026		200	192
Morgan Stanley Bank NA 5.882% due 10/30/2026		400	411
Toyota Motor Credit Corp. 5.920% due 08/22/2024		500	501
UBS Group AG
3.750% due 03/26/2025		209	205
4.751% due 05/12/2028 •		400	394
VICI Properties LP 4.750% due 02/15/2028		400	392
Wells Fargo & Co.
2.406% due 10/30/2025 •		100	97
3.196% due 06/17/2027 •		400	383
Wells Fargo Bank NA
5.550% due 08/01/2025		700	707
6.188% due 08/01/2025		300	301

			12,423

INDUSTRIALS 0.8%
Carrier Global Corp. 4.375% due 05/29/2025	EUR	100	111
Hyundai Capital America 6.539% due 08/04/2025		$500	500
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		300	273
Sands China Ltd.
3.100% due 03/08/2029		400	349
3.500% due 08/08/2031		400	336

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

United Airlines Pass-Through Trust 5.875% due 04/15/2029		129	131

			1,700

UTILITIES 0.4%
Georgia Power Co. 6.144% due 05/08/2025		700	702

Total Corporate Bonds & Notes (Cost $14,971)			14,825

U.S. GOVERNMENT AGENCIES 13.2%
Fannie Mae
4.000% due 04/25/2042		493	473
5.802% due 07/25/2037 •		1	1
5.832% due 07/25/2037 •		1	1
5.852% due 09/25/2035 •		2	2
5.862% due 09/25/2035 ~		4	4
6.172% due 06/25/2037 •		8	8
Freddie Mac
3.000% due 09/01/2032		558	535
4.000% due 07/15/2042		427	402
5.000% due 03/01/2038		95	96
5.500% due 07/01/2028 - 07/01/2038		8	7
6.023% due 06/15/2041 •		36	35
6.153% due 08/15/2037 •		7	7
6.163% due 10/15/2037 ~		1	1
6.173% due 05/15/2037 ~		4	4
6.173% due 09/15/2037 •		4	4
Ginnie Mae
3.500% due 01/15/2042 - 06/15/2045		217	205
5.000% due 08/15/2038 - 05/15/2039		31	31
5.860% due 11/20/2062 •		91	91
6.000% due 08/15/2037		14	15
U.S. Small Business Administration
4.430% due 05/01/2029		4	4
5.290% due 12/01/2027		1	1
6.220% due 12/01/2028		1	1
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		98	95
3.500% due 09/01/2047 - 08/01/2048		2,214	2,066
4.000% due 07/01/2025 - 09/01/2025		4	4
4.500% due 01/01/2035 - 12/01/2053		7,860	7,630
5.000% due 02/01/2053 - 12/01/2053		2,587	2,561
5.500% due 01/01/2033 - 09/01/2041		311	319
6.000% due 07/01/2036 - 05/01/2041		104	107
Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2054		100	92
4.500% due 02/01/2054		600	582
5.000% due 02/01/2054		1,000	990
5.500% due 02/01/2054		2,000	2,009
6.000% due 02/01/2054		3,700	3,757
6.500% due 02/01/2054		5,000	5,124

Total U.S. Government Agencies (Cost $27,079)			27,264

U.S. TREASURY OBLIGATIONS 6.6%
U.S. Treasury Bonds
4.125% due 08/15/2053		1,600	1,618
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024		3,628	3,566
0.125% due 10/15/2024		2,518	2,464
0.125% due 04/15/2025		476	460
0.250% due 01/15/2025		3,247	3,152
1.125% due 01/15/2033		310	293
U.S. Treasury Notes
3.875% due 05/15/2043		2,100	2,002

Total U.S. Treasury Obligations (Cost $13,561)			13,555

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%
American Home Mortgage Assets Trust 5.660% due 10/25/2046 •		2,036	1,078
Avon Finance 6.087% due 12/28/2049	GBP	800	1,018
BCAP LLC Trust 4.502% due 03/27/2037 ~		$155	127
Bear Stearns ALT-A Trust
4.097% due 11/25/2035 ~		944	826
5.790% due 02/25/2034 •		6	5
5.790% due 06/25/2046 •		230	203
5.810% due 04/25/2037 •		193	169
ChaseFlex Trust 6.070% due 07/25/2037 •		901	751

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Chevy Chase Funding LLC Mortgage-Backed Certificates 5.700% due 07/25/2036 «•		78	68
Citigroup Mortgage Loan Trust
4.656% due 06/25/2036 ~		19	17
6.170% due 09/25/2062 þ		995	1,000
Countrywide Alternative Loan Trust
3.749% due 03/25/2047 •		1,045	909
5.790% due 02/25/2047 •		7	7
5.820% due 05/25/2037 •		546	187
5.830% due 05/25/2047 ~		43	36
5.950% due 08/25/2047 •		727	637
6.000% due 12/25/2034		563	505
6.012% due 02/25/2036 •		5	4
Countrywide Home Loan Mortgage Pass-Through Trust
4.765% due 11/25/2034 ~		2	1
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~		103	100
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.770% due 03/25/2037 •		260	232
First Horizon Mortgage Pass-Through Trust 5.673% due 11/25/2037 ~		67	52
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~		1,400	1,412
GSR Mortgage Loan Trust
5.778% due 09/25/2035 ~		4	4
6.000% due 03/25/2037		1	1
6.250% due 10/25/2036		76	69
IndyMac INDX Mortgage Loan Trust
5.870% due 11/25/2046 •		570	518
6.010% due 10/25/2036 •		145	61
InTown Mortgage Trust 8.648% due 08/15/2039 •		1,300	1,309
JP Morgan Mortgage Trust
4.528% due 08/25/2034 ~		4	3
4.538% due 07/25/2035 ~		126	119
Luminent Mortgage Trust 5.870% due 10/25/2046 •		2,324	2,039
Merrill Lynch Mortgage Investors Trust 4.751% due 09/25/2035 ~		14	11
Morgan Stanley Mortgage Loan Trust 5.750% due 01/25/2036 •		269	140
New York Mortgage Trust 5.250% due 07/25/2062 þ		618	606
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ		2	1
PRET LLC 8.497% due 10/25/2053		1,087	1,096
PRKCM Trust 6.584% due 09/25/2058 þ		679	691
Residential Accredit Loans, Inc. Trust
5.810% due 01/25/2037 •		214	182
5.840% due 08/25/2036 •		67	62
6.000% due 03/25/2037		704	584
6.372% due 09/25/2045 •		5	4
Structured Adjustable Rate Mortgage Loan Trust 5.770% due 02/25/2037 •		106	101
Structured Asset Mortgage Investments Trust 5.730% due 03/25/2037 •		3	1
Taurus U.K. DAC 6.071% due 05/17/2031 •	GBP	298	372
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		$665	640
3.750% due 05/25/2058 ~		467	452
Verus Securitization Trust 6.443% due 08/25/2068 þ		470	476
Wachovia Mortgage Loan Trust LLC 6.182% due 10/20/2035 ~		27	25
WaMu Mortgage Pass-Through Certificates Trust
3.224% due 01/25/2037 ~		43	36
4.407% due 08/25/2046 ~		310	275
5.932% due 09/25/2046 •		636	555
6.012% due 02/25/2046 •		13	11
6.212% due 11/25/2042 •		6	5

Total Non-Agency Mortgage-Backed Securities (Cost $19,970)			19,793

ASSET-BACKED SECURITIES 36.4%
ACE Securities Corp. Home Equity Loan Trust
5.750% due 07/25/2036 •		320	239
9.970% due 08/25/2040 •		691	628
ACHV ABS Trust 6.600% due 08/19/2030		291	291
Ally Auto Receivables Trust 5.460% due 05/15/2028		500	506
American Credit Acceptance Receivables Trust 6.000% due 03/12/2027		509	510

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

American Express Credit Account Master Trust 4.870% due 05/15/2028		400	403
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		1,000	1,005
Apex Credit CLO Ltd. 7.232% due 09/20/2029 •		700	697
Arbor Realty Commercial Real Estate Notes Ltd.
7.762% due 05/15/2037 •		600	595
8.262% due 05/15/2037 •		600	595
AREIT LLC
7.600% due 06/17/2039 •		1,500	1,508
8.152% due 06/17/2039 ~		1,300	1,307
Argent Securities Trust
5.770% due 07/25/2036 •		485	423
5.790% due 05/25/2036 •		2,828	691
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.683% due 01/25/2034 •		343	316
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		400	409
6.120% due 04/20/2027		1,000	1,017
BA Credit Card Trust
4.790% due 05/15/2028		400	402
4.980% due 11/15/2028		1,000	1,013
Bank of America Auto Trust 5.830% due 05/15/2026		700	701
Bear Stearns Asset-Backed Securities Trust 5.790% due 08/25/2036 •		87	84
BMW Vehicle Owner Trust 5.470% due 02/25/2028		500	505
BPCRE Ltd. 7.758% due 01/16/2037 •		700	700
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027		700	683
Capital One Prime Auto Receivables Trust 5.988% due 09/15/2025 •		209	209
Carlyle Euro CLO DAC 4.892% due 08/15/2032 •	EUR	700	763
Carmax Auto Owner Trust 6.238% due 12/15/2025 •		$264	265
Carvana Auto Receivables Trust
4.600% due 07/15/2026		429	427
5.980% due 08/10/2026		611	611
6.410% due 09/10/2027		426	428
Citigroup Mortgage Loan Trust 5.790% due 09/25/2036 •		884	642
Citizens Auto Receivables Trust
5.739% due 09/16/2024		313	313
6.130% due 07/15/2026		384	384
6.288% due 07/15/2026		384	384
Countrywide Asset-Backed Certificates Trust
4.486% due 01/25/2037 •		4,180	3,695
5.870% due 09/25/2047 •		327	305
5.950% due 03/25/2036 •		69	63
6.505% due 12/25/2035 •		770	747
6.535% due 07/25/2035 •		156	154
CPS Auto Receivables Trust 6.130% due 09/15/2026		522	522
CRB Securitization Trust 6.960% due 10/20/2033		750	759
CVC Cordatus Loan Fund DAC 4.555% due 09/15/2031 •	EUR	498	541
DLLAA LLC 5.930% due 07/20/2026		$500	502
DT Auto Owner Trust 6.290% due 08/16/2027		666	669
Ellington Loan Acquisition Trust 6.520% due 05/25/2037 ~		330	320
Fifth Third Auto Trust 5.800% due 11/16/2026		300	301
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •		1,800	1,756
Gallatin CLO Ltd. 7.305% due 07/15/2031 •		600	598
GECU Auto Receivables Trust 5.950% due 03/15/2027		500	501
GLS Auto Receivables Issuer Trust
5.700% due 01/15/2027		473	473
6.040% due 03/15/2027		500	502
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	305
6.270% due 08/16/2027		581	583
GM Financial Automobile Leasing Trust
5.634% due 08/20/2024		147	147
5.788% due 01/20/2026		700	700
GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		500	508

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

5.938% due 09/16/2025 •		265	265
GMF Floorplan Owner Revolving Trust 2.900% due 04/15/2026		800	793
GSAMP Trust
5.540% due 12/25/2036 ~		4	2
5.700% due 01/25/2037 •		902	738
Halseypoint CLO Ltd. 7.117% due 07/20/2031 •		300	298
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		150	149
5.490% due 06/25/2027		600	603
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		500	502
HSI Asset Securitization Corp. Trust 5.610% due 01/25/2037 ~		456	344
Hyundai Auto Receivables Trust 5.480% due 04/17/2028		500	509
KKR CLO Ltd.
7.055% due 04/15/2031 •		400	396
7.257% due 07/18/2030 •		800	801
LCM LP 7.158% due 07/19/2027 ~		700	700
Madison Park Funding Ltd. 6.574% due 07/23/2029 ~		1,016	1,014
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	500	506
5.665% due 10/15/2032 •		1,000	1,084
Marlette Funding Trust
5.180% due 11/15/2032		$191	190
5.950% due 11/15/2032		300	300
6.070% due 04/15/2033		443	443
Master Credit Card Trust 6.188% due 01/21/2027		1,000	1,004
MASTR Asset-Backed Securities Trust 5.520% due 01/25/2037 •		5	1
Merrill Lynch Mortgage Investors Trust
5.770% due 08/25/2037 •		1,063	550
5.990% due 02/25/2037 ~		1,917	576
MF1 Ltd. 7.106% due 02/19/2037 •		1,300	1,279
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 01/25/2037 •		2,008	892
5.685% due 03/25/2037 •		1,491	597
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069		570	511
NovaStar Mortgage Funding Trust 5.970% due 09/25/2036 •		1,068	445
Option One Mortgage Loan Trust
5.690% due 04/25/2037 •		714	486
5.690% due 05/25/2037 ~		414	245
6.010% due 01/25/2036 •		814	741
6.250% due 02/25/2035 ~		696	655
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		182	181
6.060% due 03/15/2030		731	730
7.179% due 04/15/2031		408	409
PRET LLC
1.744% due 07/25/2051 þ		362	350
2.487% due 10/25/2051 þ		567	556
5.240% due 04/25/2052 þ		547	538
Providus CLO DAC 4.715% due 07/15/2031 •	EUR	396	431
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		$207	72
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		247	225
4.320% due 09/25/2030		296	283
5.380% due 11/25/2030		397	394
7.130% due 01/26/2032		494	497
Santander Drive Auto Receivables Trust
5.810% due 01/15/2026		163	163
5.870% due 03/16/2026		616	616
5.930% due 07/17/2028		500	509
6.080% due 08/17/2026		641	642
6.180% due 02/16/2027		1,227	1,230
Securitized Asset-Backed Receivables LLC Trust 5.950% due 07/25/2036 •		306	122
SG Mortgage Securities Trust 5.830% due 02/25/2036 •		1,607	801
Shelter Growth CRE Issuer Ltd.
7.652% due 06/17/2037 •		1,044	1,047
8.549% due 06/17/2037 •		700	693
Soundview Home Loan Trust
5.550% due 06/25/2037 •		2	1
5.580% due 02/25/2037 •		1,436	398
5.620% due 03/25/2037 •		101	94

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

5.680% due 06/25/2037 •		483	319
Starwood Mortgage Trust 7.138% due 11/15/2038 •		2,000	1,925
Structured Asset Securities Corp. Mortgage Loan Trust 5.890% due 02/25/2037 •		284	274
TCI-Symphony CLO Ltd. 7.205% due 10/13/2032 •		1,000	994
Theorem Funding Trust
1.850% due 02/15/2028		17	17
6.060% due 12/15/2028		269	268
TIAA CLO Ltd. 7.377% due 01/20/2032 •		1,600	1,594
Toyota Auto Receivables Owner Trust 5.600% due 08/17/2026		500	501
Tralee CLO Ltd. 7.140% due 10/25/2032 •		400	395
Upstart Securitization Trust 4.370% due 05/20/2032		110	109
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		133	130
Venture CLO Ltd.
7.052% due 07/30/2032 •		700	691
7.402% due 07/30/2032 •		800	799
Veros Auto Receivables Trust 7.120% due 11/15/2028		487	489
WaMu Asset-Backed Certificates WaMu Trust 5.830% due 04/25/2037 •		4,150	1,574
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		600	602
6.008% due 10/15/2026		600	600
6.230% due 01/15/2027		1,000	1,006

Total Asset-Backed Securities (Cost $78,605)			75,193

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (c)	BRL	4,200	823
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	5,110	266
3.000% due 12/03/2026 (e)		798	43
4.000% due 11/30/2028 (e)		1,757	101

Total Sovereign Issues (Cost $1,185)			1,233

		SHARES
COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (a)		13,400	2,036

Total Common Stocks (Cost $1,975)			2,036

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 42.0%
COMMERCIAL PAPER 4.1%
Arrow Electronics, Inc. 5.900% due 01/19/2024		$250	249
Bacardi-Martini BV 5.950% due 01/18/2024		250	249
Bank Of Nova Scotia
5.272% due 02/01/2024	CAD	1,000	751
5.298% due 01/16/2024		900	677
Canadian Imperial Bank of Commerce 5.229% due 01/02/2024		300	226
Cigna Corp. 5.650% due 01/16/2024		$250	249
Conagra Foods, Inc. 5.820% due 01/11/2024		250	250
Constellation Energy Generation LLC 5.750% due 02/12/2024		250	248
Energy Transfer Partners LP 5.850% due 01/04/2024		250	250
Fidelity National Information Services, Inc. 5.700% due 01/16/2024		250	249
Global Payments, Inc. 6.030% due 01/05/2024		950	949

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Intercontinental Exchange, Inc.
5.600% due 01/02/2024		250	250
5.600% due 01/03/2024		250	250
Kinder Morgan, Inc. 5.700% due 01/22/2024		450	448
L3Harris Technologies, Inc.
5.770% due 02/20/2024		300	298
5.800% due 01/16/2024		250	249
Marathon Oil Corp. 6.050% due 01/03/2024		650	650
Quanta Storage, Inc.
5.900% due 01/09/2024		250	250
5.900% due 01/17/2024		650	648
Royal Bank of Canada 5.318% due 02/02/2024	CAD	200	150
Southern California Edison Co.
5.730% due 01/17/2024		$250	249
5.800% due 01/04/2024		250	250
Toronto-Dominion Bank
5.250% due 02/05/2024	CAD	100	75
5.259% due 02/02/2024		200	150
VW Credit, Inc. 5.770% due 01/09/2024		$250	250

			8,514

REPURCHASE AGREEMENTS (h) 34.8%			71,835

SHORT-TERM NOTES 0.4%
AmeriCredit Automobile Receivables Trust 5.723% due 09/18/2024		273	273
Fifth Third Auto Trust 5.618% due 08/15/2024		81	81
Westlake Automobile Receivables Trust 5.781% due 08/15/2024		514	514

			868

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (c)(d)	HUF	91,000	262

JAPAN TREASURY BILLS 1.0%
(0.279)% due 01/09/2024 (b)(c)	JPY	290,000	2,057

U.S. TREASURY BILLS 1.6%
5.451% due 01/04/2024 - 01/25/2024 (b)(c)		$3,384	3,377

Total Short-Term Instruments (Cost $86,736)			86,913

Total Investments in Securities (Cost $244,082)			240,812

		SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short Asset Portfolio		798,784	7,745

Total Short-Term Instruments (Cost $7,714)			7,745

Total Investments in Affiliates (Cost $7,714)			7,745

Total Investments 120.3% (Cost $251,796)			$248,557
Financial Derivative Instruments (i)(j) 2.0%(Cost or Premiums, net $909)			4,081
Other Assets and Liabilities, net (22.3)%			(45,951)

Net Assets 100.0%			$206,687

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.470%	01/02/2024	01/03/2024	$32,900	U.S. Treasury Notes 1.250% due 08/15/2031	$(33,563)	$32,900	$32,900
2.600	12/29/2023	01/02/2024	1,135	U.S. Treasury Notes 4.875% due 11/30/2025	(1,158)	1,135	1,135
FICC	5.330	12/29/2023	01/02/2024	37,800	U.S. Treasury Bonds 2.375% - 4.375% due 11/15/2039 - 02/15/2042	(38,556)	37,800	37,823

Total Repurchase Agreements	$(73,277)	$71,835	$71,858

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(37) at a weighted average interest rate of 5.320%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	373	$88,601	$340	$9	$0
MSCI EAFE March Futures	03/2024	16	1,802	19	3	0
U.S. Treasury 2-Year Note March Futures	03/2024	140	28,828	301	18	0
U.S. Treasury 10-Year Note March Futures	03/2024	37	4,177	(6)	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	1	134	12	0	(1)

$666	$30	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	373	$(89,040)	$(585)	$0	$(18)
U.S. Treasury 5-Year Note March Futures	03/2024	129	(14,032)	(344)	0	(11)

$(929)	$0	$(29)

Total Futures Contracts	$(263)	$30	$(30)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.750%		$300	$(1)	$4	$3	$0	$0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.686	EUR	400	1	5	6	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.313		$400	5	3	8	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919		470	93	(39)	54	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345		625	75	17	92	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451		100	0	1	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933	EUR	500	(5)	7	2	0	0

							$168	$(2)	$166	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly		06/20/2028		$300	$5	$1	$6	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		21,900	297	136	433	0	(6)

							$302	$137	$439	$0	$(6)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$12	$11	$0	$(1)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	780,000	(6)	(61)	(67)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$33,500	(1,318)	104	(1,214)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2024		10,100	(190)	548	358	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		12,900	241	(8)	233	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		32,500	(362)	444	82	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		5,800	(406)	(70)	(476)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		16,000	(697)	(1,513)	(2,210)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		2,000	30	18	48	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,400	0	(13)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		1,500	(7)	(211)	(218)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		1,400	39	17	56	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,300	57	(67)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,700	1,527	595	2,122	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,100	399	(97)	302	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		200	(1)	5	4	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		700	(3)	24	21	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		400	(1)	15	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		400	(2)	24	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		300	(1)	14	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		300	(1)	(13)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,100	82	(85)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	0	(3)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	(1)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	(2)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	(1)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		4,600	886	1,044	1,930	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	21	91	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,900	102	119	221	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	10	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	11	10	0	(1)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	100	0	(2)	(2)	1	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		300	(1)	(6)	(7)	1	0
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(6)	(6)	1	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		200	(1)	(8)	(9)	2	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		200	(1)	(7)	(8)	2	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(4)	(4)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	9,700	(10)	190	180	8	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	200	(1)	10	9	0	(1)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	10	10	0	(1)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(7)	(8)	1	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	7	7	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	23	22	0	(3)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(6)	(6)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(7)	(7)	1	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	2,900	(30)	182	152	0	(32)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	1,300	13	(148)	(135)	37	0
Receive	CPURNSA	2.453	Maturity	07/20/2052	$1,000	0	4	4	0	(3)

$395	$1,159	$1,554	$115	$(65)

Total Swap Agreements	$865	$1,294	$2,159	$116	$(71)

Cash of $3,978 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	$45	SEK	473	$2	$0
03/2024	IDR	2,937,382	$186	0	(5)
03/2024	$89	INR	7,443	0	0
06/2024	KRW	129,602	$100	0	(1)
BPS	01/2024	HUF	13,509	39	0	0
01/2024	JPY	72,200	501	0	(12)
01/2024	KRW	65,689	50	0	(1)
01/2024	$202	AUD	305	6	0
01/2024	3	HUF	1,200	0	0
01/2024	50	IDR	773,309	0	0
01/2024	1,901	JPY	275,000	51	0
01/2024	606	ZAR	11,235	7	0
02/2024	16	TWD	519	1	0
03/2024	CNH	28,462	$3,937	0	(80)
03/2024	TWD	2,615	84	0	(2)
03/2024	$63	INR	5,287	0	0
06/2024	KRW	458,142	$351	0	(7)
BRC	01/2024	JPY	290,000	1,974	0	(84)
01/2024	KRW	64,615	50	0	0
01/2024	$50	ZAR	924	1	0
03/2024	50	IDR	776,911	1	0
06/2024	KRW	472,225	$362	0	(6)
BSH	01/2024	BRL	3,000	602	0	(15)
01/2024	$445	BRL	2,200	8	0
07/2024	BRL	2,300	$456	0	(9)
CBK	01/2024	AUD	293	195	0	(5)
01/2024	CAD	976	709	0	(28)
01/2024	HUF	6,044	17	0	0
01/2024	IDR	771,427	50	0	0
01/2024	MXN	18,079	1,013	0	(47)
01/2024	SEK	5,260	506	0	(16)
01/2024	$215	AUD	320	3	0
01/2024	492	BRL	2,396	1	0
01/2024	ZAR	926	$49	0	(2)
02/2024	$1,176	BRL	6,033	64	0
03/2024	CNH	1,108	$155	0	(1)
03/2024	$50	IDR	771,625	0	0
04/2024	BRL	2,420	$492	0	(2)
06/2024	KRW	112,088	87	0	0
DUB	01/2024	64,985	50	0	0
06/2024	510,516	392	0	(6)
GLM	01/2024	BRL	1,000	197	0	(9)
01/2024	CAD	6,668	4,908	0	(125)
01/2024	CHF	22	25	0	(1)
01/2024	JPY	11,600	79	0	(3)
01/2024	$247	BRL	1,200	0	0
01/2024	2,482	MXN	43,530	71	0
02/2024	BRL	10	$2	0	0
03/2024	CNH	886	125	0	(1)
03/2024	$99	CNH	720	3	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

07/2024	BRL	1,300	$262	0	(1)
JPM	01/2024	1,793	371	2	0
01/2024	CAD	300	220	0	(7)
01/2024	HUF	58,612	167	0	(2)
01/2024	MXN	752	44	0	0
01/2024	$123	BRL	600	0	0
01/2024	50	IDR	769,350	0	0
01/2024	50	KRW	64,807	0	0
02/2024	CAD	1,400	$1,025	0	(32)
02/2024	$428	BRL	2,097	3	0
02/2024	1,873	INR	156,476	3	0
03/2024	IDR	5,985,763	$386	0	(3)
03/2024	$70	IDR	1,079,638	0	0
03/2024	19	INR	1,585	0	0
04/2024	371	BRL	1,811	0	(2)
06/2024	KRW	764,395	$588	0	(8)
07/2024	BRL	600	121	0	(1)
MBC	01/2024	EUR	42	46	0	0
01/2024	GBP	98	124	0	(1)
01/2024	HUF	10,313	29	0	0
01/2024	JPY	8,800	62	0	(1)
01/2024	$269	EUR	247	4	0
01/2024	303	JPY	43,200	4	0
01/2024	994	ZAR	18,994	43	0
MYI	01/2024	BRL	597	$122	0	(1)
01/2024	EUR	3,114	3,423	0	(16)
01/2024	HUF	2,815	8	0	0
02/2024	CAD	100	73	0	(2)
03/2024	$50	IDR	774,825	0	0
06/2024	KRW	293,272	$226	0	(3)
RBC	02/2024	$64	BRL	311	0	0
04/2024	4	MXN	63	0	0
SCX	01/2024	JPY	45,400	$311	0	(11)
03/2024	IDR	788,880	50	0	(1)
03/2024	$41	INR	3,450	0	0
SSB	03/2024	62	IDR	968,618	1	0
TOR	02/2024	TWD	91,840	$2,885	0	(149)
03/2024	$1,665	IDR	25,789,161	10	0
UAG	01/2024	GBP	1,130	$1,430	0	(10)
01/2024	MXN	1,776	100	0	(4)
01/2024	$200	ZAR	3,824	9	0

Total Forward Foreign Currency Contracts	$298	$(723)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494%	01/08/2024	100	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	200	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	200	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	100	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	100	(1)	(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	100	0	0
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	200	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	200	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	100	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	100	0	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	100	(1)	0

Total Written Options	$(25)	$(29)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.599%	EUR	300	$69	$(41)	$28	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	NDDUEAFE Index	171	5.300% (1-Month USD-LIBOR less a specified spread)	Monthly	05/08/2024	$1,331	$0	$(6)	$0	$(6)
Receive	NDDUEAFE Index	18,867	5.395% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024	139,072	0	4,756	4,756	0
MYI	Receive	NDDUEAFE Index	1,933	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	15,047	0	(62)	0	(62)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

	Receive	NDDUEAFE Index	3,372	5.365% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	26,248	0	(108)	0	(108)
UAG	Receive	NDDUEAFE Index	234	5.300% (1-Month USD-LIBOR less a specified spread)	Monthly	05/08/2024	1,821	0	(7)	0	(7)
	Receive	NDDUEAFE Index	1,809	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	14,081	0	(58)	0	(58)

								$0	$4,515	$4,756	$(241)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	13,400	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$1,975	$0	$(53)	$0	$(53)

Total Swap Agreements	$69	$4,421	$4,784	$(294)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,423	$0	$12,423
Industrials	0	1,700	0	1,700
Utilities	0	702	0	702
U.S. Government Agencies	0	27,264	0	27,264
U.S. Treasury Obligations	0	13,555	0	13,555
Non-Agency Mortgage-Backed Securities	0	19,725	68	19,793
Asset-Backed Securities	0	75,193	0	75,193
Sovereign Issues	0	1,233	0	1,233
Common Stocks
Consumer Discretionary	2,036	0	0	2,036
Short-Term Instruments
Commercial Paper	0	8,514	0	8,514
Repurchase Agreements	0	71,835	0	71,835
Short-Term Notes	0	868	0	868
Hungary Treasury Bills	0	262	0	262
Japan Treasury Bills	0	2,057	0	2,057
U.S. Treasury Bills	0	3,377	0	3,377

$2,036	$238,708	$68	$240,812
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,745	$0	$0	$7,745

Total Investments	$9,781	$238,708	$68	$248,557

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	143	0	146

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2023 (Unaudited)

Over the counter	0	5,082	0	5,082

	$3	$5,225	$0	$5,228
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(101)	0	(101)
Over the counter	0	(1,046)	0	(1,046)

	$0	$(1,147)	$0	$(1,147)

Total Financial Derivative Instruments	$3	$4,078	$0	$4,081

Totals	$9,784	$242,786	$68	$252,638

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Altice France SA TBD% due 08/15/2028		$381	$343
Avolon TLB Borrower (U.S.) LLC TBD% due 06/22/2028		778	781
SkyMiles IP Ltd. 9.166% due 10/20/2027		1,040	1,067
Worldpay LLC TBD% due 09/20/2030		800	804

Total Loan Participations and Assignments (Cost $3,021)			2,995

CORPORATE BONDS & NOTES 46.3%
BANKING & FINANCE 16.5%
Agree LP
2.000% due 06/15/2028		900	781
4.800% due 10/01/2032		1,800	1,704
AIA Group Ltd. 3.200% due 09/16/2040		900	684
AIB Group PLC 4.263% due 04/10/2025 •		500	497
Ally Financial, Inc. 6.848% due 01/03/2030		1,200	1,234
American Assets Trust LP 3.375% due 02/01/2031		1,100	898
American Tower Corp.
2.300% due 09/15/2031		2,800	2,317
2.750% due 01/15/2027		200	188
3.100% due 06/15/2050		500	341
3.125% due 01/15/2027		1,800	1,703
Antares Holdings LP 3.750% due 07/15/2027		1,200	1,082
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		250	222
3.600% due 09/15/2051		950	682
Athene Global Funding 2.500% due 01/14/2025		300	289
Aviation Capital Group LLC
4.875% due 10/01/2025		300	294
5.500% due 12/15/2024		600	597
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	573
5.500% due 01/15/2026		1,300	1,292
Banco Bradesco SA 3.200% due 01/27/2025		200	194
Banco BTG Pactual SA 4.500% due 01/10/2025		600	590
Banco Santander Chile 2.700% due 01/10/2025		700	681
Bank of America Corp.
2.299% due 07/21/2032 •		300	245
2.831% due 10/24/2051 •		700	473
5.819% due 09/15/2029		2,100	2,169
Barclays PLC
6.125% due 12/15/2025 •(f)(g)		1,700	1,628
6.692% due 09/13/2034		1,600	1,712
7.125% due 06/15/2025 •(f)(g)	GBP	200	249
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		$700	436
3.200% due 01/30/2052		3,000	2,069
BNP Paribas SA
3.132% due 01/20/2033 •		1,300	1,106
4.500% due 02/25/2030 •(f)(g)		300	240
BPCE SA
4.500% due 03/15/2025		900	884
4.625% due 07/11/2024		1,200	1,187
Brixmor Operating Partnership LP 4.125% due 05/15/2029		200	191
Cantor Fitzgerald LP 7.200% due 12/12/2028		1,600	1,641
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,074

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

CI Financial Corp. 4.100% due 06/15/2051		900	529
Citigroup, Inc. 3.057% due 01/25/2033 •(h)		1,100	939
CNA Financial Corp. 3.900% due 05/01/2029		400	383
Commonwealth Bank of Australia 3.743% due 09/12/2039 (g)		1,300	1,026
Corporate Office Properties LP 2.900% due 12/01/2033		2,100	1,642
Country Garden Holdings Co. Ltd. 2.700% due 07/12/2026 ^(c)		300	23
Credit Suisse AG 7.500% due 02/15/2028		700	767
Credit Suisse AG AT1 Claim		200	24
Crown Castle, Inc.
3.250% due 01/15/2051		600	420
4.000% due 03/01/2027		200	194
4.000% due 11/15/2049		800	633
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		4,200	4,042
Danske Bank AS 3.244% due 12/20/2025 •		300	292
Deutsche Bank AG
2.129% due 11/24/2026 •(h)		1,100	1,032
2.625% due 12/16/2024	GBP	800	989
3.547% due 09/18/2031 •		$725	637
3.729% due 01/14/2032 •(h)		2,400	2,013
3.742% due 01/07/2033 •		3,600	2,957
Discover Bank 4.650% due 09/13/2028		1,000	953
Equinix, Inc.
1.450% due 05/15/2026		1,000	924
3.000% due 07/15/2050		200	136
3.200% due 11/18/2029		400	368
Erste Group Bank AG 6.500% due 04/15/2024 •(f)(g)	EUR	1,400	1,547
Essex Portfolio LP 2.650% due 09/01/2050		$2,200	1,331
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	577
4.850% due 04/17/2028		500	493
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	600	755
3.375% due 11/13/2025		$800	766
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		424	423
GA Global Funding Trust 2.900% due 01/06/2032		1,100	901
Global Atlantic Fin Co. 3.125% due 06/15/2031		2,750	2,255
GLP Capital LP 3.250% due 01/15/2032		3,500	2,958
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,400	1,376
3.691% due 06/05/2028 •		1,600	1,529
HAT Holdings LLC 3.375% due 06/15/2026		1,000	941
Healthcare Realty Holdings LP 3.500% due 08/01/2026		1,300	1,242
Host Hotels & Resorts LP 4.000% due 06/15/2025		1,000	978
HSBC Holdings PLC
2.633% due 11/07/2025 •		300	293
2.848% due 06/04/2031 •		1,600	1,377
3.803% due 03/11/2025 •		100	100
4.041% due 03/13/2028 •		300	289
4.600% due 12/17/2030 •(f)(g)		1,700	1,422
5.402% due 08/11/2033 •		300	301
6.500% due 03/23/2028 •(f)(g)		700	677
ING Groep NV 3.550% due 04/09/2024		1,200	1,194
Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	2,389
3.000% due 06/15/2050		800	573
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034		3,300	2,655
JPMorgan Chase & Co.
4.565% due 06/14/2030 •		700	686
4.851% due 07/25/2028 •		200	200
5.350% due 06/01/2034		1,800	1,827
6.254% due 10/23/2034		1,400	1,518
KKR Group Finance Co. LLC 3.625% due 02/25/2050		400	288
Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	858

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

4.947% due 06/27/2025 •(f)(g)	EUR	300	324
LXP Industrial Trust 2.700% due 09/15/2030		$500	415
Mid-America Apartments LP 3.750% due 06/15/2024		700	693
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		600	505
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,166
2.226% due 05/25/2026 •		400	382
Morgan Stanley
0.000% due 04/02/2032 þ(h)		8,600	5,228
3.591% due 07/22/2028 •		1,700	1,624
Nasdaq, Inc. 2.500% due 12/21/2040		1,300	903
National Health Investors, Inc. 3.000% due 02/01/2031		800	641
Nationwide Building Society 4.000% due 09/14/2026		1,130	1,086
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	477
NatWest Group PLC
4.600% due 06/28/2031 •(f)(g)		200	151
5.076% due 01/27/2030 •		1,200	1,183
NNN REIT, Inc. 3.500% due 10/15/2027		900	850
Nomura Holdings, Inc.
2.999% due 01/22/2032		2,300	1,941
3.103% due 01/16/2030		500	442
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	6,934	805
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		$1,600	1,361
OneMain Finance Corp. 3.500% due 01/15/2027		2,300	2,130
Pacific LifeCorp 3.350% due 09/15/2050		2,300	1,663
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		56	56
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	834
Physicians Realty LP 3.950% due 01/15/2028		400	381
Pine Street Trust 4.572% due 02/15/2029		1,000	953
Prologis LP
2.250% due 01/15/2032		800	669
3.375% due 12/15/2027		300	287
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,146
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,000	804
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,306
2.469% due 01/11/2028 •		1,400	1,277
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,100	1,098
Societe Generale SA 5.375% due 11/18/2030 •(f)(g)		$700	574
Spirit Realty LP 4.450% due 09/15/2026		1,500	1,472
Standard Chartered PLC
2.819% due 01/30/2026 •		500	484
3.603% due 01/12/2033 •		2,200	1,825
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		1,100	999
STORE Capital Corp. 2.700% due 12/01/2031		2,800	2,124
SURA Asset Management SA 4.375% due 04/11/2027		1,300	1,252
Synchrony Financial 2.875% due 10/28/2031		4,900	3,929
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	1,041
UBS Group AG
3.091% due 05/14/2032 •		1,400	1,193
4.125% due 09/24/2025		1,500	1,468
4.194% due 04/01/2031 •		250	233
4.375% due 02/10/2031 •(f)(g)		600	475
6.301% due 09/22/2034		1,700	1,801
VICI Properties LP 3.875% due 02/15/2029		1,300	1,195
Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,070
2.572% due 02/11/2031 •		1,600	1,383

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

5.557% due 07/25/2034		1,800	1,834

			144,922

INDUSTRIALS 23.2%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	644
Air Canada Pass-Through Trust 5.250% due 10/01/2030		872	856
Aker BP ASA 3.100% due 07/15/2031		1,000	856
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,071	1,042
Alcon Finance Corp. 3.800% due 09/23/2049		500	404
Allegion PLC 3.500% due 10/01/2029		600	555
Altice Financing SA
2.250% due 01/15/2025	EUR	400	430
4.250% due 08/15/2029		1,600	1,572
Altice France SA 4.250% due 10/15/2029		1,100	970
Altria Group, Inc. 4.800% due 02/14/2029		$258	257
American Airlines Pass-Through Trust
2.875% due 01/11/2036		2,934	2,495
3.350% due 04/15/2031		1,475	1,334
3.375% due 11/01/2028		1,151	1,055
3.600% due 04/15/2031		176	154
3.650% due 12/15/2029		337	302
Amgen, Inc.
3.000% due 02/22/2029		100	94
3.350% due 02/22/2032		1,600	1,463
5.150% due 03/02/2028		1,800	1,843
Anheuser-Busch InBev Worldwide, Inc. 4.950% due 01/15/2042		1,500	1,503
Aptiv PLC
3.100% due 12/01/2051		3,600	2,350
4.350% due 03/15/2029		600	586
Arrow Electronics, Inc. 2.950% due 02/15/2032		800	677
AutoNation, Inc. 4.750% due 06/01/2030		400	387
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,177
BAE Systems PLC 3.000% due 09/15/2050		1,000	707
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		900	665
BAT Capital Corp.
4.390% due 08/15/2037		1,200	1,006
4.540% due 08/15/2047		400	308
4.758% due 09/06/2049		300	238
6.421% due 08/02/2033		1,800	1,885
Bayer U.S. Finance LLC 6.500% due 11/21/2033		1,500	1,551
Becton Dickinson & Co.
3.734% due 12/15/2024		177	174
3.794% due 05/20/2050		500	408
Berry Global, Inc. 1.570% due 01/15/2026		2,600	2,417
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,000	1,788
Boeing Co.
2.750% due 02/01/2026		2,800	2,681
3.250% due 02/01/2035		700	591
3.600% due 05/01/2034		700	619
3.650% due 03/01/2047		400	297
3.750% due 02/01/2050		700	544
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		700	497
British Airways Pass-Through Trust
3.300% due 06/15/2034		2,259	2,013
3.800% due 03/20/2033		641	600
4.125% due 03/20/2033		1,033	941
Broadcom, Inc.
3.137% due 11/15/2035		2,004	1,646
3.187% due 11/15/2036		925	750
3.469% due 04/15/2034		2,700	2,350
4.150% due 11/15/2030		202	193
4.300% due 11/15/2032		1,300	1,248
Cameron LNG LLC 3.302% due 01/15/2035		300	256
Carrier Global Corp. 3.377% due 04/05/2040		1,900	1,530

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	500	357
CDW LLC 3.569% due 12/01/2031	1,100	977
Centene Corp.
2.450% due 07/15/2028	1,400	1,248
4.625% due 12/15/2029	500	480
Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	2,907
4.800% due 03/01/2050	1,600	1,241
5.375% due 05/01/2047	2,500	2,128
Children's Health System of Texas 2.511% due 08/15/2050	1,500	943
Cloud Software Group, Inc. 6.500% due 03/31/2029	600	572
Comcast Corp. 2.887% due 11/01/2051	215	146
CommonSpirit Health 3.910% due 10/01/2050	1,300	1,025
Conagra Brands, Inc. 5.300% due 11/01/2038	1,100	1,079
Continental Resources, Inc. 2.268% due 11/15/2026	2,200	2,025
CoStar Group, Inc. 2.800% due 07/15/2030	600	511
CSN Resources SA 4.625% due 06/10/2031	1,600	1,310
CVS Health Corp.
5.050% due 03/25/2048	800	749
6.000% due 06/01/2063	1,600	1,700
CVS Pass-Through Trust 4.704% due 01/10/2036	2,353	2,187
DAE Funding LLC 3.375% due 03/20/2028	1,900	1,754
Daimler Truck Finance North America LLC 2.000% due 12/14/2026	1,000	920
Dell International LLC
3.450% due 12/15/2051	2,132	1,544
4.000% due 07/15/2024	1,100	1,091
6.020% due 06/15/2026	313	320
Delta Air Lines, Inc.
4.500% due 10/20/2025	667	657
7.375% due 01/15/2026	1,700	1,759
Discovery Communications LLC 4.000% due 09/15/2055	3,203	2,283
eBay, Inc. 2.700% due 03/11/2030	600	534
Elevance Health, Inc.
4.650% due 01/15/2043	1,600	1,484
5.125% due 02/15/2053	2,100	2,105
Energy Transfer LP
3.900% due 05/15/2024	100	99
3.900% due 07/15/2026	1,200	1,167
4.050% due 03/15/2025	1,100	1,083
4.150% due 09/15/2029	700	668
6.625% due 10/15/2036	500	539
7.500% due 07/01/2038	400	464
Entergy Louisiana LLC 4.200% due 04/01/2050	400	339
EQM Midstream Partners LP 4.125% due 12/01/2026	400	387
Expedia Group, Inc. 2.950% due 03/15/2031	176	155
Ferguson Finance PLC 3.250% due 06/02/2030	400	358
Fiserv, Inc. 3.200% due 07/01/2026	400	385
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	2,400	1,966
Ford Foundation
2.415% due 06/01/2050	700	463
2.815% due 06/01/2070	1,400	894
Fortune Brands Innovations, Inc. 3.250% due 09/15/2029	300	277
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	700	542
Global Payments, Inc.
2.900% due 05/15/2030	400	352
2.900% due 11/15/2031	3,100	2,654
Guara Norte SARL 5.198% due 06/15/2034	857	781
Helmerich & Payne, Inc. 2.900% due 09/29/2031	800	673
Hershey Co. 2.650% due 06/01/2050	500	344

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		700	612
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031		2,100	1,861
Huntsman International LLC 4.500% due 05/01/2029		500	482
Hyatt Hotels Corp. 1.800% due 10/01/2024		1,300	1,262
Hyundai Capital America 2.100% due 09/15/2028		1,700	1,487
Imperial Brands Finance PLC 6.125% due 07/27/2027		800	822
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	700	751
Ingersoll Rand, Inc. 5.400% due 08/14/2028		$1,900	1,959
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,366	1,254
Johnson & Johnson 2.250% due 09/01/2050		1,800	1,192
Leidos, Inc. 4.375% due 05/15/2030		400	383
Lennar Corp. 4.750% due 11/29/2027		1,300	1,298
Marvell Technology, Inc. 1.650% due 04/15/2026		1,700	1,583
Masco Corp. 7.750% due 08/01/2029		1,118	1,244
Masonite International Corp. 3.500% due 02/15/2030		2,000	1,736
Medline Borrower LP 3.875% due 04/01/2029		700	634
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	885
5.750% due 07/21/2028		600	556
Micron Technology, Inc. 3.477% due 11/01/2051		6,000	4,355
Motorola Solutions, Inc. 2.300% due 11/15/2030		2,500	2,112
MPLX LP 2.650% due 08/15/2030		2,000	1,727
National Fuel Gas Co. 2.950% due 03/01/2031		1,000	839
Netflix, Inc.
4.375% due 11/15/2026		1,500	1,494
4.875% due 04/15/2028		900	913
5.375% due 11/15/2029		400	414
5.875% due 11/15/2028		700	739
Newmont Corp.
2.800% due 10/01/2029		1,100	1,005
4.200% due 05/13/2050		400	346
5.750% due 11/15/2041		950	983
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		5,500	5,145
NXP BV
3.250% due 11/30/2051		1,300	933
3.875% due 06/18/2026		900	877
Owens Corning 3.400% due 08/15/2026		1,300	1,254
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	448
Petroleos Mexicanos 6.950% due 01/28/2060		3,228	2,130
Pfizer Investment Enterprises Pte. Ltd. 5.300% due 05/19/2053		1,600	1,635
Prosus NV
4.027% due 08/03/2050		1,100	723
4.987% due 01/19/2052		3,400	2,559
PTC, Inc. 4.000% due 02/15/2028		400	379
QatarEnergy 3.125% due 07/12/2041		1,500	1,156
QVC, Inc. 5.950% due 03/15/2043		500	263
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		1,000	360
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,200	987
2.800% due 09/15/2050		1,200	792
Revvity, Inc. 3.300% due 09/15/2029		300	273
Rockefeller Foundation 2.492% due 10/01/2050		400	264
Rogers Communications, Inc. 3.800% due 03/15/2032		1,300	1,197

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Rolls-Royce PLC
3.625% due 10/14/2025		200	193
4.625% due 02/16/2026	EUR	800	901
Royalty Pharma PLC 3.550% due 09/02/2050		$1,100	782
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,500	1,507
Sands China Ltd.
2.550% due 03/08/2027 (j)		2,200	2,002
5.375% due 08/08/2025		500	493
Santos Finance Ltd. 3.649% due 04/29/2031		900	784
Sasol Financing USA LLC 4.375% due 09/18/2026		500	466
Saudi Arabian Oil Co. 2.875% due 04/16/2024		400	397
Southern Co. 3.250% due 07/01/2026		800	772
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		113	104
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	419
Stryker Corp. 2.900% due 06/15/2050		$400	290
Studio City Finance Ltd. 5.000% due 01/15/2029		500	421
Sutter Health 3.361% due 08/15/2050		1,200	892
Syngenta Finance NV 4.892% due 04/24/2025		958	946
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,498
3.600% due 11/15/2060		2,900	2,114
3.875% due 04/15/2030		400	379
TD SYNNEX Corp.
1.750% due 08/09/2026		800	726
2.375% due 08/09/2028		1,600	1,382
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		2,700	2,379
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	2,309
Thermo Fisher Scientific, Inc. 1.500% due 10/01/2039	EUR	500	423
Time Warner Cable LLC 5.875% due 11/15/2040		$400	363
TMS Issuer SARL 5.780% due 08/23/2032		1,100	1,150
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	551
7.250% due 08/15/2038		150	175
Travel & Leisure Co. 6.600% due 10/01/2025		400	401
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		3	3
United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,063	971
4.000% due 10/11/2027		535	512
5.875% due 04/15/2029		4,335	4,394
Utah Acquisition Sub, Inc.
3.950% due 06/15/2026		2,400	2,320
5.250% due 06/15/2046		100	83
Vale Overseas Ltd. 3.750% due 07/08/2030		600	553
Valero Energy Corp. 3.650% due 12/01/2051		700	509
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,288	1,207
VMware, Inc.
2.200% due 08/15/2031		4,200	3,482
3.900% due 08/21/2027		700	680
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		600	585
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,600	1,631
Western Digital Corp. 2.850% due 02/01/2029		$1,500	1,293
Williams Cos., Inc. 8.750% due 03/15/2032		137	166
Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,538
4.500% due 03/04/2029		700	673
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	390

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Wynn Macau Ltd. 5.500% due 01/15/2026	500	488

		204,535

UTILITIES 6.6%
AEP Texas, Inc.
4.150% due 05/01/2049	400	324
5.400% due 06/01/2033	600	610
American Water Capital Corp. 4.150% due 06/01/2049	300	259
Arizona Public Service Co. 2.650% due 09/15/2050	1,300	800
AT&T, Inc.
3.500% due 09/15/2053	400	291
3.550% due 09/15/2055	800	576
3.800% due 12/01/2057	2,681	1,995
3.850% due 06/01/2060	3,500	2,614
Blue Racer Midstream LLC 7.625% due 12/15/2025	200	203
Constellation Energy Generation LLC 3.250% due 06/01/2025	400	389
Deutsche Telekom AG 3.625% due 01/21/2050	900	722
DTE Electric Co. 2.625% due 03/01/2031	300	263
Duke Energy Carolinas LLC 6.450% due 10/15/2032	700	771
Duke Energy Progress LLC 2.900% due 08/15/2051	1,700	1,152
Electricite de France SA
4.875% due 09/21/2038	1,400	1,297
6.900% due 05/23/2053	1,600	1,813
Enel Finance International NV 2.650% due 09/10/2024	600	586
Entergy Arkansas LLC 2.650% due 06/15/2051	800	504
Entergy Corp. 3.750% due 06/15/2050	400	303
Entergy Texas, Inc. 5.800% due 09/01/2053	1,200	1,292
Eversource Energy 2.900% due 03/01/2027	600	568
FirstEnergy Corp.
3.400% due 03/01/2050	1,600	1,130
5.100% due 07/15/2047	545	500
FirstEnergy Transmission LLC 4.350% due 01/15/2025	400	394
Georgia Power Co. 3.250% due 03/15/2051	2,800	2,029
Indiana Michigan Power Co. 3.250% due 05/01/2051	700	501
Kentucky Utilities Co. 3.300% due 06/01/2050	500	366
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	2,300	2,287
New York State Electric & Gas Corp. 5.850% due 08/15/2033	600	629
NRG Energy, Inc. 2.450% due 12/02/2027	1,100	993
Oi SA 10.000% due 07/27/2025 ^(c)	200	10
Oncor Electric Delivery Co. LLC 4.950% due 09/15/2052	1,100	1,083
ONEOK, Inc. 4.550% due 07/15/2028	2,500	2,471
Pacific Gas & Electric Co.
2.100% due 08/01/2027	700	631
3.300% due 12/01/2027	500	467
3.500% due 08/01/2050	1,700	1,177
3.950% due 12/01/2047	1,800	1,321
4.200% due 06/01/2041	700	561
4.250% due 03/15/2046	500	386
4.400% due 03/01/2032	2,500	2,315
4.550% due 07/01/2030	1,300	1,239
4.950% due 07/01/2050	1,600	1,370
PacifiCorp
5.750% due 04/01/2037	400	410
6.250% due 10/15/2037	800	855
PECO Energy Co. 4.375% due 08/15/2052	1,000	901
Puget Energy, Inc. 4.100% due 06/15/2030	500	459
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	865

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Sempra 5.500% due 08/01/2033	1,600	1,660
SES SA 5.300% due 04/04/2043	1,800	1,362
Shell International Finance BV 3.625% due 08/21/2042	1,100	931
Southern California Edison Co.
3.650% due 02/01/2050	200	155
3.650% due 06/01/2051	1,400	1,057
5.625% due 02/01/2036	200	204
6.650% due 04/01/2029	200	213
Southern Co. Gas Capital Corp. 4.400% due 06/01/2043	1,600	1,358
Southwestern Electric Power Co. 3.250% due 11/01/2051	1,000	676
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,464
Verizon Communications, Inc. 4.125% due 08/15/2046	1,800	1,543
Virginia Electric & Power Co. 8.875% due 11/15/2038	300	410
Vodafone Group PLC 4.875% due 06/19/2049	1,000	907
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	2,028
Xcel Energy, Inc. 5.450% due 08/15/2033	1,400	1,445

		58,095

Total Corporate Bonds & Notes (Cost $469,896)		407,552

MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	243
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041	1,500	1,147
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,600	1,794
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	1,890

		5,074

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,336	2,672

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050	2,200	1,599

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040	400	439

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	1,700	2,126

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	1,768

Total Municipal Bonds & Notes (Cost $15,210)		13,678

U.S. GOVERNMENT AGENCIES 14.0%
Fannie Mae
0.000% due 11/15/2030 (d)	10,700	8,009
5.625% due 04/17/2028	100	106
6.210% due 08/06/2038	9,643	11,692
Freddie Mac
0.000% due 03/15/2031 (d)	1,100	808
2.750% due 11/25/2029	962	887
5.000% due 04/15/2038	30	30
6.250% due 07/15/2032	300	348
6.750% due 03/15/2031	1,900	2,212
Ginnie Mae
3.500% due 11/20/2044	1,804	1,532
4.000% due 06/20/2048	114	109
5.500% due 10/20/2037	728	753

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,759
0.000% due 04/15/2030	4,100	3,125
U.S. Small Business Administration 5.290% due 12/01/2027	22	22
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	2,291	2,139
4.000% due 10/01/2047 - 06/01/2049	161	155
Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2054 - 02/01/2054	17,000	15,053
3.500% due 02/01/2054	11,800	10,838
4.000% due 01/01/2054 - 02/01/2054	52,600	49,794
5.000% due 02/01/2054	13,900	13,759

Total U.S. Government Agencies (Cost $122,383)		123,130

U.S. TREASURY OBLIGATIONS 76.4%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)(l)	23,300	15,470
1.750% due 08/15/2041 (j)	195,390	135,972
1.875% due 02/15/2041 (j)	96,900	69,719
2.000% due 11/15/2041 (j)(l)	108,500	78,520
2.250% due 05/15/2041 (l)	51,600	39,330
2.375% due 02/15/2042 (l)	4,100	3,148
2.750% due 08/15/2042 (l)	600	487
2.875% due 05/15/2043 (l)	1,637	1,344
3.125% due 02/15/2043 (l)	23,100	19,755
3.250% due 05/15/2042	32,700	28,704
4.375% due 08/15/2043	24,600	25,119
4.750% due 11/15/2043 (b)(j)	11,500	12,339
4.750% due 11/15/2053 (j)	44,000	49,352
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	15,363	9,524
0.125% due 02/15/2052	553	340
0.250% due 02/15/2050	4,069	2,656
0.625% due 02/15/2043	669	523
0.750% due 02/15/2045	2,221	1,739
1.000% due 02/15/2049	1,345	1,084
U.S. Treasury Notes
3.875% due 05/15/2043	164,150	156,545
U.S. Treasury STRIPS
0.000% due 08/15/2040 (d)	4,500	2,301
0.000% due 11/15/2040 (d)	12,200	6,174
0.000% due 08/15/2042 (d)	2,600	1,189
0.000% due 05/15/2043 (d)	5,800	2,565
0.000% due 11/15/2043 (d)	1,000	432
0.000% due 11/15/2044 (d)	13,200	5,463
0.000% due 08/15/2047 (d)	7,400	2,748

Total U.S. Treasury Obligations (Cost $801,346)		672,542

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
American Home Mortgage Investment Trust 6.050% due 11/25/2045 ~	638	554
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	2,500	1,948
7.376% due 03/15/2037 •	500	498
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,010
4.957% due 08/10/2035 ~	700	511
Bear Stearns Adjustable Rate Mortgage Trust 4.924% due 01/25/2035 ~	1	1
Citigroup Mortgage Loan Trust 4.318% due 03/25/2034 ~	29	26
Credit Suisse Mortgage Capital Trust
3.090% due 12/26/2059 ~	448	448
3.394% due 04/25/2043 ~	393	375
Downey Savings & Loan Association Mortgage Loan Trust 6.046% due 07/19/2044 ~	15	14
Fontainebleau Miami Beach Trust 3.144% due 12/10/2036	2,200	2,132
GSMPS Mortgage Loan Trust 5.820% due 01/25/2036 •	683	550
IndyMac IMSC Mortgage Loan Trust 5.830% due 07/25/2047 •	61	42
IndyMac INDX Mortgage Loan Trust 5.660% due 04/25/2037 •	1,027	924
Merrill Lynch Mortgage Investors Trust 5.303% due 11/25/2035 •	325	301
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	672	636
4.500% due 05/25/2058 ~	133	128
Structured Adjustable Rate Mortgage Loan Trust 6.478% due 02/25/2034 ~	3	3
Structured Asset Mortgage Investments Trust
5.850% due 07/25/2046 •	29	20

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

5.910% due 05/25/2036 •		51	40
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		391	368
6.470% due 05/25/2058 •		97	98
6.470% due 10/25/2059 •		80	80
WaMu Mortgage Pass-Through Certificates Trust
3.224% due 01/25/2037 ~		413	339
5.840% due 05/25/2034 •		591	529
6.060% due 08/25/2046 •		376	304
6.310% due 06/25/2044 •		49	45

Total Non-Agency Mortgage-Backed Securities (Cost $12,875)			11,924

ASSET-BACKED SECURITIES 2.1%
Accredited Mortgage Loan Trust 5.369% due 01/25/2035 •		351	335
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		548	547
Barings CLO Ltd. 6.605% due 04/15/2031 •		2,198	2,196
BHG Securitization Trust 5.320% due 10/17/2035		441	438
BlueMountain Fuji EUR CLO DAC 4.615% due 07/15/2030 •	EUR	543	596
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037		$2,900	2,900
Countrywide Asset-Backed Certificates Trust 3.508% due 04/25/2036 •		1,800	1,627
Dryden CLO Ltd. 6.705% due 07/15/2031 •		2,465	2,466
Equifirst Loan Securitization Trust 5.640% due 04/25/2037 •		591	539
Harvest CLO DAC 4.725% due 07/15/2031 •	EUR	1,600	1,741
HSI Asset Securitization Corp. Trust 5.790% due 05/25/2037 •		$29	29
JP Morgan Mortgage Acquisition Corp. 6.175% due 09/25/2035 •		181	179
JP Morgan Mortgage Acquisition Trust 4.724% due 11/25/2036 «•		139	141
PFP Ltd. 7.636% due 08/19/2035 •		2,500	2,513
Securitized Asset-Backed Receivables LLC Trust 5.950% due 03/25/2036 «~		249	238
SLM Private Education Loan Trust 10.226% due 10/15/2041 •		1,561	1,643
Structured Asset Investment Loan Trust 5.770% due 06/25/2036 •		239	222

Total Asset-Backed Securities (Cost $18,450)			18,350

SOVEREIGN ISSUES 0.2%
Australia Government International Bond 1.000% due 11/21/2031	AUD	1,800	989
Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030		$700	633

Total Sovereign Issues (Cost $2,008)			1,622

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (i) 0.4%			3,181

Total Short-Term Instruments (Cost $3,181)			3,181

Total Investments in Securities (Cost $1,448,370)			1,254,974

		SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III		1,703,844	16,573

Total Short-Term Instruments (Cost $16,570)			16,573

Total Investments in Affiliates (Cost $16,570)			16,573

Total Investments 144.5% (Cost $1,464,940)			$1,271,547
Financial Derivative Instruments (k)(m) (0.3)%(Cost or Premiums, net $16,391)			(2,670)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Other Assets and Liabilities, net (44.2)%	(388,949)

Net Assets 100.0%	$879,928

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.057%	01/25/2033	01/18/2022	$1,100	$939	0.11%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,100	1,032	0.12
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	2,013	0.23
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,567	5,228	0.59

$12,167	$9,212	1.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$3,181	U.S. Treasury Notes 4.875% due 11/30/2025	$(3,245)	$3,181	$3,182

Total Repurchase Agreements	$(3,245)	$3,181	$3,182

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	4.300%	11/22/2023	TBD(3)	$(670)	$(674)
DEU	(1.000)	12/28/2023	01/02/2024	(11,690)	(11,688)
5.710	12/28/2023	01/02/2024	(50,380)	(50,420)
JPS	(1.100)	12/29/2023	01/05/2024	(871)	(871)
STR	5.540	01/02/2024	01/03/2024	(245,030)	(245,031)
5.660	12/29/2023	01/02/2024	(247,389)	(247,544)

Total Reverse Repurchase Agreements	$(556,228)

(j)	Securities with an aggregate market value of $310,890 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(299,658) at a weighted average interest rate of 5.212%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index March Futures	03/2024	1,257	$302,937	$9,105	$0	$(770)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond March Futures	03/2024	6	$(6,243)	$(50)	$14	$(9)
U.S. Treasury 5-Year Note March Futures	03/2024	759	(82,559)	(1,784)	0	(65)
U.S. Treasury 10-Year Note March Futures	03/2024	337	(38,044)	(1,196)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	274	(32,336)	(1,562)	26	0

$(4,592)	$40	$(74)

Total Futures Contracts	$4,513	$40	$(844)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.416%	$600	$13	$(3)	$10	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.400	1,800	0	6	6	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.473	800	11	(7)	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.608	700	13	(6)	7	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.636	1,200	14	(1)	13	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.674	1,300	(7)	21	14	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750	200	(1)	3	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.444	1,600	(6)	32	26	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.309	EUR	800	10	2	12	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.596	200	(2)	6	4	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.645	$1,400	(2)	16	14	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286	2,400	15	26	41	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.313	300	3	3	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919	390	74	(29)	45	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	530	64	15	79	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.688	700	(13)	22	9	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.458	EUR	1,000	(141)	150	9	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.508	1,600	(163)	180	17	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.561	$4,300	97	(51)	46	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.580	900	21	(10)	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.700	700	0	9	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739	200	0	2	2	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933	EUR	900	(13)	16	3	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.435		$6,300	45	56	101	1	0

							$32	$458	$490	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$460	$(18)	$15	$(3)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		400	(20)	9	(11)	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		1,900	26	13	39	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		71,300	948	461	1,409	0	(18)

							$936	$498	$1,434	$0	$(19)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	10,700	$(280)	$(779)	$(1,059)	$38	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	34	32	0	(3)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(9)	(392)	(401)	0	(14)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(385)	(394)	0	(14)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(478)	(490)	0	(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043	JPY	330,000	48	71	119	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		$400	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		90,210	8,132	8,475	16,607	62	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,295	2,453	8,748	44	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		2,000	0	15	15	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		800	(3)	27	24	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,700	(6)	66	60	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,700	(7)	99	92	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		1,500	(5)	69	64	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		700	(3)	40	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		800	(3)	(34)	(37)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		700	(3)	(25)	(28)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		400	(2)	(10)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		600	(3)	(16)	(19)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		300	(1)	(6)	(7)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	(8)	(9)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		300	(1)	(5)	(6)	0	(6)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	900	(2)	(19)	(21)	3	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		800	(1)	(17)	(18)	3	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		500	(1)	(12)	(13)	2	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		600	(1)	(9)	(10)	0	(10)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(17)	(18)	3	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(2)	(20)	(22)	5	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		600	(2)	(20)	(22)	7	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033	400	(1)	(15)	(16)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,100	(54)	111	57	3	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	1,900	(54)	88	34	2	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	300	(1)	(11)	(12)	1	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028	400	(1)	(13)	(14)	1	0
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033	13,870	(443)	(3,099)	(3,542)	0	(125)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	200	(1)	(14)	(15)	2	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	400	(2)	(29)	(31)	5	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	11,500	(193)	796	603	0	(128)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	4,630	453	2,100	2,553	88	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	5,100	154	(684)	(530)	144	0

$13,971	$8,335	$22,306	$434	$(323)

Total Swap Agreements	$14,939	$9,291	$24,230	$437	$(343)

(l)

Securities with an aggregate market value of $30,517 and cash of $3,501 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	$3,603	AUD	5,441	$105	$0
BOA	01/2024	GBP	88	$111	0	0
01/2024	$546	AUD	825	17	0
BPS	01/2024	DKK	2,519	$372	0	(2)
01/2024	EUR	1,937	2,116	0	(23)
01/2024	GBP	334	423	0	(2)
01/2024	$2,341	BRL	11,445	15	0
01/2024	670	EUR	614	8	0
BRC	01/2024	21	TRY	611	0	0
02/2024	51	1,556	0	0
03/2024	1,893	59,597	9	(11)
04/2024	992	32,011	0	(13)
CBK	01/2024	BRL	8,770	$1,801	0	(4)
01/2024	EUR	364	400	0	(2)
01/2024	GBP	1,441	1,826	0	(11)
04/2024	$1,801	BRL	8,859	8	0
FAR	01/2024	BRL	4,130	$847	0	(3)
04/2024	$847	BRL	4,172	5	0
GLM	01/2024	296	1,450	2	0
01/2024	1,640	MXN	28,445	27	0
02/2024	TRY	855	$28	0	0
03/2024	$221	TRY	6,944	0	(2)
JPM	02/2024	319	9,750	0	(1)
MBC	01/2024	CAD	5,672	$4,191	0	(90)
01/2024	EUR	15,905	17,486	0	(77)
01/2024	GBP	3,907	4,946	0	(34)
01/2024	JPY	26,700	187	0	(2)
01/2024	$1,692	AUD	2,552	47	0
RBC	01/2024	1,839	MXN	31,549	11	0
SCX	01/2024	TRY	827	$28	0	0
UAG	01/2024	DKK	3,341	490	0	(5)
01/2024	GBP	1,813	2,294	0	(17)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024		$1,369	AUD	2,063		37	0

Total Forward Foreign Currency Contracts							$291	$(299)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	200	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	200	(1)	0
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	400	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	700	(3)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	700	(3)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	800	(3)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	500	(2)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	300	(1)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	700	(3)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	700	(3)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	700	(3)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	700	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	700	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	700	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	400	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	700	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	700	(3)	(2)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	800	(2)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	800	(2)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	400	(2)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	400	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	400	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	400	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	700	(2)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	700	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	500	(2)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	500	(2)	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	700	(3)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	700	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	700	(3)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	400	(2)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	700	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	400	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	400	(2)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	400	(2)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	500	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	500	(2)	(1)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	400	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	400	(2)	(1)

$(112)	$(126)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	$101.094	02/06/2024	700	$(3)	$(6)

Total Written Options	$(115)	$(132)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	0.576%	$100	$(4)	$5	$1	$0
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.311	400	(2)	5	3	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.134	100	(1)	1	0	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	100	(1)	2	1	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.313	1,800	(76)	83	7	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.364	100	(1)	3	2	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.838	1,000	(62)	68	6	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.438	400	1	5	6	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.563	100	0	1	1	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.782	100	(2)	3	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	400	(4)	6	2	0

$(152)	$182	$30	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	CDX.HY-33 5-Year Index 35-100%	5.000%	Quarterly	12/20/2024	$8,194	$1,364	$(963)	$401	$0
MYC	CDX.HY-37 5-Year Index 25-35%	5.000	Quarterly	12/20/2026	2,600	355	(42)	313	0

$1,719	$(1,005)	$714	$0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	S&P 500 Total Return Index	10,298	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	$106,356	$0	$(473)	$0	$(473)
CBK	Receive	S&P 500 Total Return Index	677	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	6,992	0	(31)	0	(31)
FAR	Receive	S&P 500 Total Return Index	1,454	5.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/24/2024	15,017	0	(66)	0	(66)
	Receive	S&P 500 Total Return Index	1,607	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	16,597	0	(73)	0	(73)
	Receive	S&P 500 Total Return Index	1,644	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/26/2024	16,979	0	(75)	0	(75)
JPM	Receive	S&P 500 Total Return Index	2,296	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	23,713	0	(105)	0	(105)
	Receive	S&P 500 Total Return Index	7,698	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	79,503	0	(352)	0	(352)
MBC	Receive	S&P 500 Total Return Index	268	5.615% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	2,768	0	(12)	0	(12)
RBC	Receive	S&P 500 Total Return Index	393	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	4,059	0	(18)	0	(18)
	Receive	S&P 500 Total Return Index	9,903	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	102,276	0	(444)	0	(444)
	Receive	S&P 500 Total Return Index	3,905	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	40,330	0	(180)	0	(180)
	Receive	S&P 500 Total Return Index	1,807	0.000%	Monthly	07/17/2024	18,662	0	(83)	0	(83)
	Receive	S&P 500 Total Return Index	3,455	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	35,683	0	(161)	0	(161)
	Receive	S&P 500 Total Return Index	853	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/16/2024	8,810	0	(39)	0	(39)
	Receive	S&P 500 Total Return Index	1,224	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/06/2024	12,641	0	(56)	0	(56)
	Receive	S&P 500 Total Return Index	4,396	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/13/2024	45,401	0	(183)	0	(183)
TOR	Receive	S&P 500 Total Return Index	1,451	5.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	14,986	0	(67)	0	(67)
	Receive	S&P 500 Total Return Index	785	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	8,107	0	(37)	0	(37)
UAG	Receive	S&P 500 Total Return Index	2,357	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	24,343	0	(109)	0	(109)

								$0	$(2,564)	$0	$(2,564)

Total Swap Agreements								$1,567	$(3,387)	$744	$(2,564)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2023 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,995	$0	$2,995
Corporate Bonds & Notes
Banking & Finance	0	144,922	0	144,922
Industrials	0	204,535	0	204,535
Utilities	0	58,095	0	58,095
Municipal Bonds & Notes
California	0	5,074	0	5,074
Georgia	0	2,672	0	2,672
Maryland	0	1,599	0	1,599
New York	0	439	0	439
Ohio	0	2,126	0	2,126
Texas	0	1,768	0	1,768
U.S. Government Agencies	0	123,130	0	123,130
U.S. Treasury Obligations	0	672,542	0	672,542
Non-Agency Mortgage-Backed Securities	0	11,924	0	11,924
Asset-Backed Securities	0	17,971	379	18,350
Sovereign Issues	0	1,622	0	1,622
Short-Term Instruments
Repurchase Agreements	0	3,181	0	3,181

	$0	$1,254,595	$379	$1,254,974
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,573	$0	$0	$16,573

Total Investments	$16,573	$1,254,595	$379	$1,271,547

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$14	463	$0	$477
Over the counter	0	1,035	0	1,035

	$14	$1,498	$0	$1,512
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(779)	$(408)	$0	$(1,187)
Over the counter	0	(2,995)	0	(2,995)

	$(779)	$(3,403)	$0	$(4,182)

Total Financial Derivative Instruments	$(765)	$(1,905)	$0	$(2,670)

Totals	$15,808	$1,252,690	$379	$1,268,877

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO StocksPLUS® Short Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.0% ¤
CORPORATE BONDS & NOTES 7.9%
BANKING & FINANCE 5.7%
AerCap Ireland Capital DAC 2.875% due 08/14/2024	$500	$491
Bank of America Corp.
3.705% due 04/24/2028 •	1,025	979
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~	500	501
Barclays PLC 6.224% due 05/09/2034	400	415
Credit Suisse AG AT1 Claim	1,078	129
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •	1,000	959
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	606
ING Groep NV 5.750% due 11/16/2026 •(e)(f)	500	467
JPMorgan Chase & Co.
1.040% due 02/04/2027	100	92
1.578% due 04/22/2027 •	200	185
3.782% due 02/01/2028 •	200	193
3.960% due 01/29/2027	300	293
Morgan Stanley
1.512% due 07/20/2027	500	457
6.296% due 10/18/2028 •	100	105
UBS Group AG 6.327% due 12/22/2027	600	619
VICI Properties LP 4.750% due 02/15/2028	100	98
Wells Fargo & Co.
2.393% due 06/02/2028 •	1,100	1,008
3.196% due 06/17/2027 •	300	287

		7,884

INDUSTRIALS 1.9%
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	300	284
CVS Pass-Through Trust 6.943% due 01/10/2030	341	349
MPLX LP 2.650% due 08/15/2030	400	345
Nissan Motor Co. Ltd.
3.522% due 09/17/2025	900	867
4.345% due 09/17/2027	700	670
4.810% due 09/17/2030	200	187

		2,702

UTILITIES 0.3%
Pacific Gas & Electric Co. 4.550% due 07/01/2030	400	381

Total Corporate Bonds & Notes (Cost $10,969)		10,967

U.S. GOVERNMENT AGENCIES 18.8%
Fannie Mae
4.067% due 12/01/2033 •	1	1
4.801% due 09/01/2035 •	4	4
5.014% due 06/01/2035 •	3	3
5.383% due 12/01/2033 •	3	3
5.686% due 06/01/2034 •	11	11
5.739% due 06/01/2035 •	2	2
5.802% due 07/25/2037 •	18	17
5.802% due 09/25/2042 ~	13	13
5.805% due 07/01/2035 •	1	1
5.832% due 07/25/2037 •	33	33
5.852% due 09/25/2035 •	70	69
5.862% due 09/25/2035 ~	154	152
6.172% due 06/25/2037 •	296	295
6.705% due 11/01/2035 •	1	1
Freddie Mac
3.000% due 09/01/2032	744	713
4.000% due 01/01/2048 - 03/01/2049	85	83

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

5.000% due 06/01/2030 - 01/01/2039	603	612
5.491% due 06/01/2035 •	5	5
5.500% due 01/01/2035 - 03/01/2039	110	114
5.833% due 03/15/2037 •	306	301
6.000% due 08/01/2027 - 12/01/2037	23	24
6.011% due 11/01/2034 •	2	2
6.153% due 08/15/2037 •	433	431
6.163% due 10/15/2037 ~	71	71
6.173% due 05/15/2037 ~	237	236
6.173% due 09/15/2037 •	255	255
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	2,192	2,211
6.000% due 07/15/2037 - 08/15/2037	20	21
Ginnie Mae, TBA 5.000% due 01/01/2054	6,000	5,959
U.S. Small Business Administration
4.430% due 05/01/2029	42	41
Uniform Mortgage-Backed Security
3.000% due 01/01/2027	196	190
4.000% due 01/01/2025 - 06/01/2026	21	20
4.500% due 03/01/2024 - 10/01/2052	3,354	3,284
5.000% due 11/01/2025 - 01/01/2029	16	16
5.500% due 02/01/2025 - 09/01/2041	3,191	3,277
6.000% due 10/01/2026 - 05/01/2041	2,231	2,326
Uniform Mortgage-Backed Security, TBA
6.000% due 02/01/2054	1,500	1,523
6.500% due 02/01/2054	3,900	3,996

Total U.S. Government Agencies (Cost $26,377)		26,316

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024	7,256	7,132
0.125% due 10/15/2024	3,118	3,050
0.125% due 04/15/2025 (k)	476	459
0.250% due 01/15/2025 (i)(k)	3,377	3,279
0.625% due 07/15/2032	2,118	1,936

Total U.S. Treasury Obligations (Cost $15,979)		15,856

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.3%
Banc of America Funding Trust 4.772% due 05/25/2035 ~	1	1
Banc of America Mortgage Trust
5.217% due 07/25/2035 ~	104	97
5.361% due 05/25/2033 «~	1	1
Bear Stearns Adjustable Rate Mortgage Trust
4.695% due 11/25/2034 ~	16	15
5.224% due 11/25/2034 «~	2	1
5.877% due 12/25/2035 «~	3	3
Bear Stearns ALT-A Trust 4.795% due 10/25/2035 ~	503	424
BFLD Trust 6.566% due 10/15/2034 ~	800	797
BX Trust 6.111% due 04/15/2039 •	582	566
Chase Mortgage Finance Trust
4.371% due 09/25/2036 ~	106	87
4.770% due 12/25/2035 ~	52	48
6.000% due 12/25/2036 «	129	57
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	1,357	1,363
6.980% due 05/25/2035 •	1	1
7.780% due 10/25/2035 •	2	2
COLT Mortgage Loan Trust 1.325% due 10/26/2065 ~	525	470
Countrywide Alternative Loan Trust
5.500% due 07/25/2035 «	2	2
5.850% due 09/25/2046 •	553	513
6.000% due 05/25/2037	1,294	604
6.030% due 02/25/2037 •	72	58
6.132% due 11/20/2035 •	1,629	1,464
Countrywide Home Loan Mortgage Pass-Through Trust
4.765% due 11/25/2034 ~	121	110
5.003% due 02/20/2035 ~	2	2
7.884% due 02/20/2036 •	2	1
DBGS Mortgage Trust 6.871% due 10/15/2036 •	800	759
GS Mortgage Securities Corp. Trust 6.859% due 07/15/2031 •	494	359
GSR Mortgage Loan Trust
4.511% due 11/25/2035 ~	3	3
4.579% due 11/25/2035 ~	190	159
4.836% due 09/25/2035 ~	3	3
6.000% due 02/25/2036	2,695	1,186
6.000% due 07/25/2037 «	8	5

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

6.000% due 07/25/2037		713	461
HarborView Mortgage Loan Trust
4.041% due 06/19/2036 ~		648	336
5.810% due 12/19/2036 •		56	53
5.910% due 05/19/2035 •		5	4
IndyMac INDX Mortgage Loan Trust
3.088% due 06/25/2037 ~		1,337	1,143
3.681% due 06/25/2036 ~		1,344	1,166
JP Morgan Alternative Loan Trust 3.843% due 05/25/2036 ~		661	368
JP Morgan Mortgage Trust
4.136% due 10/25/2036 ~		303	223
4.263% due 02/25/2035 «~		1	1
4.406% due 10/25/2036 ~		43	31
5.528% due 07/25/2035 «~		5	5
5.750% due 01/25/2036		23	11
Lehman Mortgage Trust 6.000% due 09/25/2037		512	476
MASTR Adjustable Rate Mortgages Trust 3.016% due 07/25/2035 ~		95	82
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.916% due 12/15/2030 •		9	9
Merrill Lynch Alternative Note Asset Trust 6.070% due 03/25/2037 •		956	237
Merrill Lynch Mortgage Investors Trust
4.751% due 09/25/2035 ~		261	211
4.756% due 05/25/2033 ~		6	6
5.890% due 02/25/2036 •		10	9
5.970% due 11/25/2035 •		8	8
MFA Trust 4.400% due 03/25/2068 þ		916	887
Mortgage Equity Conversion Asset Trust 5.340% due 05/25/2042 •		782	750
New Orleans Hotel Trust 6.398% due 04/15/2032 •		1,000	966
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		28	15
5.769% due 06/25/2036 ~		916	246
OBX Trust 5.949% due 02/25/2063 þ		903	904
PRET LLC 8.497% due 10/25/2053		791	797
Prime Mortgage Trust 6.000% due 06/25/2036 «		11	10
Residential Accredit Loans, Inc. Trust
5.770% due 02/25/2037 •		649	586
5.830% due 07/25/2036 •		2,418	975
5.840% due 08/25/2036 •		1,153	1,057
5.850% due 07/25/2036 •		1,052	980
Structured Adjustable Rate Mortgage Loan Trust
6.412% due 01/25/2035 •		12	10
6.478% due 02/25/2034 ~		5	5
Structured Asset Mortgage Investments Trust 6.030% due 02/25/2036 •		5	4
Taurus U.K. DAC 6.071% due 05/17/2031 •	GBP	199	248
Thornburg Mortgage Securities Trust 6.815% due 06/25/2047 •		$505	425
WaMu Mortgage Pass-Through Certificates Trust
3.704% due 02/25/2037 ~		183	154
6.110% due 08/25/2045 •		920	868
6.212% due 11/25/2042 •		1	1
6.512% due 10/25/2046 ~		47	42
Wells Fargo Mortgage-Backed Securities Trust 6.355% due 12/25/2036 ~		200	193

Total Non-Agency Mortgage-Backed Securities (Cost $27,688)			24,124

ASSET-BACKED SECURITIES 27.4%
ACE Securities Corp. Home Equity Loan Trust
5.590% due 10/25/2036 •		6	2
6.490% due 04/25/2035 •		1,132	1,102
Aegis Asset-Backed Securities Trust 6.205% due 08/25/2035 •		1,300	1,123
AREIT LLC
7.600% due 06/17/2039 •		1,000	1,005
8.152% due 06/17/2039 ~		900	904
AREIT Trust 6.588% due 01/20/2037 •		1,171	1,164
Argent Securities Trust 5.830% due 04/25/2036 •		939	305
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.130% due 11/25/2035 •		579	559
Atlas Senior Loan Fund Ltd. 6.977% due 04/20/2028 •		81	81

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

Bear Stearns Asset-Backed Securities Trust 5.710% due 06/25/2047 •		399	397
BHG Securitization Trust 5.320% due 10/17/2035		573	570
BPCRE Ltd. 7.758% due 01/16/2037 •		500	500
Carvana Auto Receivables Trust
5.380% due 03/12/2029		400	401
5.420% due 04/10/2028		600	602
5.980% due 08/10/2026		302	302
6.360% due 04/12/2027		723	725
Centex Home Equity Loan Trust 5.965% due 06/25/2036 •		500	455
Citigroup Mortgage Loan Trust 5.790% due 12/25/2036 •		625	349
CLNC Ltd. 6.720% due 08/20/2035 •		1	1
CRB Securitization Trust 6.960% due 10/20/2033		917	928
Encore Credit Receivables Trust 6.370% due 01/25/2036 •		1,000	950
Equifirst Loan Securitization Trust 5.640% due 04/25/2037 •		697	636
First Franklin Mortgage Loan Trust
5.790% due 04/25/2036 •		89	85
5.970% due 06/25/2036 •		500	441
GLS Auto Select Receivables Trust 6.270% due 08/16/2027		387	389
Greystone Commercial Real Estate Notes Ltd. 6.656% due 09/15/2037 •		238	237
GSAMP Trust 5.520% due 12/25/2046 •		1,620	804
Harvest CLO DAC 4.605% due 10/15/2031 •	EUR	391	424
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		$150	149
5.490% due 06/25/2027		300	301
JP Morgan Mortgage Acquisition Trust 5.875% due 07/25/2036 •		990	962
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		271	269
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		476	464
5.700% due 07/15/2029		408	403
LL ABS Trust
3.760% due 11/15/2029		270	268
6.630% due 05/15/2030		384	384
Long Beach Mortgage Loan Trust
5.770% due 05/25/2036 •		585	315
6.030% due 10/25/2034 •		6	5
6.715% due 11/25/2032 •		830	836
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •		91	91
Merrill Lynch First Franklin Mortgage Loan Trust 5.750% due 04/25/2037 •		1,403	602
MF1 Ltd. 6.553% due 10/16/2036 •		793	781
Morgan Stanley ABS Capital, Inc. Trust 5.530% due 05/25/2037 •		347	294
Morgan Stanley Home Equity Loan Trust 5.640% due 04/25/2037 •		906	471
Nationstar Home Equity Loan Trust 5.790% due 04/25/2037 •		644	630
Nelnet Student Loan Trust 6.212% due 04/20/2062 •		1,021	1,005
Oportun Issuance Trust 5.940% due 10/09/2029		86	86
Ownit Mortgage Loan Trust 6.295% due 08/25/2036 ~		786	695
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029		195	194
2.030% due 10/15/2029		471	464
4.970% due 01/15/2030		91	91
7.600% due 12/16/2030		350	352
PRET LLC 5.240% due 04/25/2052 þ		274	269
Ready Capital Mortgage Financing LLC
7.823% due 06/25/2037 •		449	452
8.467% due 06/25/2037 ~		1,100	1,104
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		296	283
7.130% due 01/26/2032		494	497
Residential Asset Securities Corp. Trust 6.355% due 12/25/2035 ~		1,100	965
Santander Drive Auto Receivables Trust 6.310% due 07/15/2027		300	301

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust
5.630% due 08/25/2036 •	1,265	411
5.950% due 07/25/2036 •	1,134	452
6.430% due 01/25/2036 •	1,443	1,312
Shelter Growth CRE Issuer Ltd.
7.652% due 06/17/2037 •	854	856
8.549% due 06/17/2037 •	600	594
SMB Private Education Loan Trust
2.340% due 09/15/2034	360	352
6.320% due 09/15/2054 •	845	833
Soundview Home Loan Trust 5.970% due 10/25/2036 •	804	754
Structured Asset Investment Loan Trust 5.650% due 09/25/2036 •	925	572
Structured Asset Securities Corp. Mortgage Loan Trust 5.810% due 12/25/2036 •	110	108
Theorem Funding Trust 6.060% due 12/15/2028	537	535
Upstart Pass-Through Trust 3.800% due 04/20/2030	258	251
Upstart Securitization Trust
4.370% due 05/20/2032	91	91
5.500% due 06/20/2032	691	678
Veros Auto Receivables Trust 7.120% due 11/15/2028	1,034	1,039

Total Asset-Backed Securities (Cost $39,463)		38,262

	SHARES
COMMON STOCKS 1.4%
CONSUMER DISCRETIONARY 1.4%
Amazon.com, Inc. (a)	13,300	2,021

Total Common Stocks (Cost $1,961)		2,021

SHORT-TERM INSTRUMENTS 22.8%
COMMERCIAL PAPER 1.7%
Cigna Corp. 5.650% due 01/16/2024	$250	249
Intercontinental Exchange, Inc. 5.600% due 01/02/2024	250	250
L3Harris Technologies, Inc. 5.770% due 02/20/2024	400	397
Quanta Storage, Inc.
5.900% due 01/02/2024	250	250
5.900% due 01/08/2024	250	249
Southern California Edison Co. 5.730% due 01/17/2024	750	748
VW Credit, Inc. 5.640% due 01/03/2024	250	250

		2,393

REPURCHASE AGREEMENTS (g) 16.7%		23,309

U.S. TREASURY BILLS 4.4%
5.368% due 01/25/2024 - 02/29/2024 (b)(c)(k)	6,190	6,149

Total Short-Term Instruments (Cost $31,853)		31,851

Total Investments in Securities (Cost $154,290)		149,397

	SHARES
INVESTMENTS IN AFFILIATES 6.4%
SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short Asset Portfolio	926,017	8,979

Total Short-Term Instruments (Cost $8,942)		8,979

Total Investments in Affiliates (Cost $8,942)		8,979

Total Investments 113.4% (Cost $163,232)		$158,376
Financial Derivative Instruments (h)(j) (3.9)%(Cost or Premiums, net $631)		(5,447)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

Other Assets and Liabilities, net (9.5)%	(13,307)

Net Assets 100.0%	$139,622

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.420%	12/29/2023	01/02/2024	$21,900	U.S. Treasury Bonds 2.000% due 11/15/2041	$(22,322)	$21,900	$21,913
FICC	2.600	12/29/2023	01/02/2024	1,409	U.S. Treasury Notes 4.875% due 11/30/2025	(1,437)	1,409	1,409

Total Repurchase Agreements	$(23,759)	$23,309	$23,322

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.8)%
Uniform Mortgage-Backed Security, TBA	6.500%	02/01/2054	$2,500	$(2,563)	$(2,562)

Total Short Sales (1.8)%	$(2,563)	$(2,562)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(907) at a weighted average interest rate of 5.256%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	257	$61,047	$244	$7	$0
U.S. Treasury 5-Year Note March Futures	03/2024	607	66,025	1,640	52	0
U.S. Treasury Long-Term Bond March Futures	03/2024	8	1,000	74	0	(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	22	2,939	94	0	(12)

$2,052	$59	$(13)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	257	$(61,349)	$(413)	$0	$(13)
E-Mini S&P 500 Index March Futures	03/2024	40	(9,640)	(231)	24	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

Euro-Bund March Futures	03/2024	5	(757)	(23)	8	0
Euro-Buxl 30-Year Bond March Futures	03/2024	2	(313)	(25)	9	0
U.S. Treasury 2-Year Note March Futures	03/2024	74	(15,238)	(153)	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2024	473	(53,397)	(1,680)	0	0

$(2,525)	$41	$(22)

Total Futures Contracts	$(473)	$100	$(35)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Verizon Communications, Inc.	1.000%	Quarterly	12/20/2024	0.451%	$200	$1	$0	$1	$0	$0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933	EUR	500	(5)	7	2	0	0

$(4)	$7	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-41 5-Year Index	(1.000)%	Quarterly	12/20/2028	$32,000	$(574)	$(59)	$(633)	$8	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	100	$(1)	$12	$11	$0	$(1)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	880,000	(7)	(68)	(75)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$13,500	252	(8)	244	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	45,200	(504)	618	114	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	11,700	196	86	282	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	6,700	20	(85)	(65)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	3,900	76	81	157	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,800	34	(38)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,700	251	139	390	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	4,200	(129)	(79)	(208)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	200	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	400	(1)	15	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	400	(2)	24	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	300	(1)	17	16	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		300	(1)	14	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		200	(1)	12	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		300	(1)	17	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		200	(1)	13	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		300	(1)	23	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		300	(1)	24	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		600	(3)	51	48	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		600	(3)	(35)	(38)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		200	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,700	202	(210)	(8)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		200	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	0	(3)	(3)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	0	(2)	(2)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.836	Semi-Annual	11/15/2045		2,200	1	(978)	(977)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		3,500	692	777	1,469	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,800	204	237	441	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	10	9	0	(1)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	300	(1)	(6)	(7)	1	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(4)	(4)	1	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(6)	(6)	1	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		200	(1)	(8)	(9)	2	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(4)	(4)	1	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(4)	(4)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	10,900	(12)	214	202	9	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	200	(1)	10	9	0	(1)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	10	10	0	(1)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		300	(1)	(11)	(12)	1	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		200	(1)	15	14	0	(2)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	23	22	0	(3)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(11)	(12)	2	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(7)	(7)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(8)	(8)	1	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		2,100	(21)	131	110	0	(24)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

Receive(7)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	800	8	(91)	(83)	23	0

$1,229	$927	$2,156	$94	$(50)

Total Swap Agreements	$651	$875	$1,526	$102	$(50)

(i)	Securities with an aggregate market value of $745 and cash of $2,534 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)	Unsettled variation margin liability of $(1) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	$576	JPY	84,954	$27	$0
03/2024	CNH	156	$22	0	0
03/2024	IDR	3,827,698	245	0	(4)
03/2024	INR	2,433	29	0	0
03/2024	$202	CNH	1,429	0	0
06/2024	KRW	129,602	$100	0	(1)
BPS	01/2024	DKK	2,879	425	0	(2)
01/2024	EUR	69	75	0	(1)
01/2024	JPY	32,200	221	0	(8)
01/2024	KRW	65,689	50	0	(1)
01/2024	$229	AUD	346	7	0
01/2024	535	BRL	2,600	0	0
01/2024	1,063	DKK	7,220	6	0
01/2024	50	IDR	773,309	0	0
01/2024	581	JPY	85,500	26	0
01/2024	498	ZAR	9,224	6	0
02/2024	82	TWD	2,622	4	0
03/2024	CNH	36,853	$5,098	0	(104)
03/2024	IDR	1,705,718	109	0	(2)
03/2024	INR	8,451	101	0	0
06/2024	KRW	458,159	351	0	(7)
BRC	01/2024	JPY	40,000	272	0	(12)
01/2024	KRW	64,615	50	0	0
01/2024	$50	ZAR	924	1	0
03/2024	50	IDR	776,911	0	0
06/2024	KRW	472,245	$362	0	(6)
BSH	01/2024	BRL	4,000	802	0	(21)
01/2024	$485	BRL	2,400	9	0
07/2024	BRL	2,500	$496	0	(10)
CBK	01/2024	AUD	480	319	0	(8)
01/2024	IDR	771,427	50	0	0
01/2024	MXN	29,389	1,653	0	(70)
01/2024	$245	AUD	364	3	0
01/2024	783	BRL	3,812	2	0
01/2024	1,521	CAD	2,036	16	0
01/2024	ZAR	3,935	$209	0	(6)
02/2024	$1,493	BRL	7,658	81	0
03/2024	109	CNH	783	2	0
03/2024	50	IDR	771,625	0	0
04/2024	BRL	3,850	$783	0	(3)
06/2024	$572	KRW	736,948	3	0
DUB	01/2024	KRW	64,985	$50	0	0
02/2024	$2,042	CAD	2,800	72	0
06/2024	KRW	510,537	$392	0	(6)
FAR	01/2024	$452	BRL	2,203	2	0
04/2024	BRL	2,225	$452	0	(3)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

GLM	01/2024	1,000	197	0	(9)
01/2024	CAD	7,038	5,180	0	(132)
01/2024	DKK	3,814	563	0	(2)
01/2024	$3,200	MXN	56,141	91	0
01/2024	ZAR	11,736	$635	0	(5)
02/2024	BRL	13	2	0	0
03/2024	$1,598	CNH	11,434	16	0
JPM	01/2024	BRL	4,798	$982	0	(5)
01/2024	CAD	300	220	0	(7)
01/2024	MXN	745	43	0	0
01/2024	$50	IDR	769,350	0	0
01/2024	50	KRW	64,807	0	0
02/2024	CAD	2,800	$2,050	0	(64)
02/2024	$228	BRL	1,117	2	0
02/2024	2,242	INR	187,325	4	0
03/2024	IDR	14,919,577	$962	0	(7)
03/2024	INR	43,820	525	1	0
03/2024	$532	BRL	2,615	3	0
03/2024	284	CNH	2,007	0	0
03/2024	1,524	TWD	47,210	40	0
06/2024	KRW	764,423	$588	0	(7)
07/2024	$504	BRL	2,500	1	0
MBC	01/2024	EUR	49	$54	0	(1)
01/2024	$223	CAD	300	3	0
01/2024	4,472	EUR	4,073	25	0
01/2024	1,304	ZAR	24,922	57	0
03/2024	152	CNH	1,077	0	0
MYI	01/2024	BRL	715	$146	0	(1)
01/2024	EUR	4,506	4,953	0	(23)
03/2024	$50	IDR	774,825	0	0
03/2024	133	TWD	4,140	4	0
06/2024	KRW	302,158	$232	0	(3)
RBC	01/2024	MXN	1,092	64	0	0
04/2024	$5	MXN	82	0	0
SCX	01/2024	219	CAD	300	8	0
03/2024	IDR	1,579,585	$100	0	(2)
03/2024	INR	13,711	164	0	0
SOG	01/2024	BRL	499	102	0	(1)
TOR	02/2024	TWD	120,342	3,781	0	(195)
03/2024	$2,169	IDR	33,604,053	13	0
UAG	01/2024	GBP	209	$265	0	(2)
01/2024	MXN	3,594	203	0	(8)
01/2024	$250	ZAR	4,780	11	0

Total Forward Foreign Currency Contracts	$546	$(749)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494%	01/08/2024	100	$0	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	200	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	200	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	100	0	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	200	(1)	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	100	0	0
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	200	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	200	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	200	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	200	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	200	(1)	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	100	(1)	0

Total Written Options	$(20)	$(24)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	S&P 500 Total Return Index	727	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/03/2024	$7,182	$0	$(294)	$0	$(294)
Pay	S&P 500 Total Return Index	3,392	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	35,032	0	158	158	0
Pay	S&P 500 Total Return Index	2,061	5.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	21,286	0	98	98	0
MBC	Pay	S&P 500 Total Return Index	4,815	5.630% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/13/2024	42,284	0	(5,323)	0	(5,323)
MYI	Pay	S&P 500 Total Return Index	1,597	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/31/2024	16,493	0	75	75	0
UAG	Pay	S&P 500 Total Return Index	60	5.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	620	0	3	3	0

$0	$(5,283)	$334	$(5,617)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	13,300	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$1,961	$0	$(53)	$0	$(53)

Total Swap Agreements	$0	$(5,336)	$334	$(5,670)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2023 (Unaudited)

(k)

Securities with an aggregate market value of $8,694 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,884	$0	$7,884
Industrials	0	2,702	0	2,702
Utilities	0	381	0	381
U.S. Government Agencies	0	26,316	0	26,316
U.S. Treasury Obligations	0	15,856	0	15,856
Non-Agency Mortgage-Backed Securities	0	24,039	85	24,124
Asset-Backed Securities	0	38,262	0	38,262
Common Stocks
Consumer Discretionary	2,021	0	0	2,021
Short-Term Instruments
Commercial Paper	0	2,393	0	2,393
Repurchase Agreements	0	23,309	0	23,309
U.S. Treasury Bills	0	6,149	0	6,149

	$2,021	$147,291	$85	$149,397
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,979	$0	$0	$8,979

Total Investments	$11,000	$147,291	$85	$158,376

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,562)	$0	$(2,562)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	41	161	0	202
Over the counter	0	880	0	880

	$41	$1,041	$0	$1,082
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(85)	0	(85)
Over the counter	0	(6,443)	0	(6,443)

	$0	$(6,528)	$0	$(6,528)

Total Financial Derivative Instruments	$41	$(5,487)	$0	$(5,446)

Totals	$11,041	$139,242	$85	$150,368

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO StocksPLUS® Small Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.1% ¤
CORPORATE BONDS & NOTES 10.0%
BANKING & FINANCE 6.8%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$913
3.300% due 01/30/2032		1,000	871
Aviation Capital Group LLC 5.500% due 12/15/2024		500	498
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	741
Bank of America Corp.
1.734% due 07/22/2027 •		1,100	1,008
5.202% due 04/25/2029		1,000	1,007
5.933% due 09/15/2027		3,600	3,675
Bank of America NA 6.182% due 08/18/2025		1,900	1,905
Citibank NA 5.488% due 12/04/2026		7,200	7,332
Credit Suisse AG AT1 Claim		5,820	698
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	2,400	2,539
Discover Bank
3.450% due 07/27/2026		$1,700	1,608
4.650% due 09/13/2028		2,700	2,573
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	950
Ford Motor Credit Co. LLC
4.687% due 06/09/2025		$200	197
5.125% due 06/16/2025		200	198
Goldman Sachs Group, Inc.
5.798% due 08/10/2026		3,900	3,940
6.460% due 08/10/2026		800	800
7.273% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,500	3,532
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	172
4.292% due 09/12/2026 •		1,400	1,372
5.887% due 08/14/2027		300	304
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		1,000	934
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		2,100	2,104
JPMorgan Chase & Co.
1.040% due 02/04/2027		700	644
1.578% due 04/22/2027 •		700	646
2.083% due 04/22/2026		400	383
JPMorgan Chase Bank NA 5.110% due 12/08/2026		4,900	4,946
Morgan Stanley
1.512% due 07/20/2027		2,000	1,828
2.188% due 04/28/2026		100	96
NatWest Group PLC 4.892% due 05/18/2029 •		2,679	2,633
Nissan Motor Acceptance Co. LLC 1.125% due 09/16/2024		300	290
Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300	1,109
3.103% due 01/16/2030		1,900	1,680
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,851
UBS AG 5.125% due 05/15/2024 (i)		3,300	3,277
UBS Group AG
3.091% due 05/14/2032 •		1,300	1,108
3.750% due 03/26/2025		600	588
VICI Properties LP 4.750% due 02/15/2028		1,800	1,763
Wells Fargo & Co. 3.196% due 06/17/2027 •		1,200	1,148
Wells Fargo Bank NA
5.254% due 12/11/2026		3,900	3,949

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

6.188% due 08/01/2025		2,200	2,207

			72,017

INDUSTRIALS 3.0%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,802
Broadcom, Inc.
3.137% due 11/15/2035		1,200	986
3.419% due 04/15/2033		2,900	2,548
Carrier Global Corp. 4.375% due 05/29/2025	EUR	500	557
DAE Funding LLC
1.625% due 02/15/2024		$1,500	1,492
2.625% due 03/20/2025		800	768
3.375% due 03/20/2028		900	831
Hyundai Capital America 6.539% due 08/04/2025		2,900	2,899
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		595	580
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	191
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,100	3,319
MPLX LP 2.650% due 08/15/2030		$1,300	1,123
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,926
4.345% due 09/17/2027		3,389	3,245
4.810% due 09/17/2030		2,500	2,339
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		1,200	1,093
Sands China Ltd.
3.100% due 03/08/2029		1,800	1,571
3.500% due 08/08/2031		1,700	1,426
5.375% due 08/08/2025		1,300	1,283
5.650% due 08/08/2028		1,300	1,290

			31,269

UTILITIES 0.2%
Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,000	912
4.550% due 07/01/2030		1,200	1,144

			2,056

Total Corporate Bonds & Notes (Cost $109,862)			105,342

U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
5.802% due 07/25/2037 •		5	5
5.832% due 07/25/2037 •		10	9
5.852% due 09/25/2035 •		29	29
Freddie Mac
4.000% due 01/01/2048		1,061	1,024
6.000% due 04/01/2040		2	2
6.163% due 10/15/2037 ~		13	13
Ginnie Mae
5.807% due 08/20/2047 •		334	318
6.000% due 12/15/2038		30	31
Ginnie Mae, TBA 5.000% due 01/01/2054		5,400	5,363
U.S. Small Business Administration
5.290% due 12/01/2027		6	6
5.720% due 01/01/2029		144	142
6.020% due 08/01/2028		81	82
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048		8,355	7,797
4.000% due 09/01/2025 - 03/01/2026		12	12
4.500% due 08/01/2052 - 12/01/2053		23,844	23,131
6.000% due 07/01/2035 - 05/01/2041		388	405
7.500% due 04/01/2024 - 11/01/2037		36	35
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2054		22,404	21,733
5.000% due 01/01/2054		26,300	26,023
5.500% due 02/01/2054		12,800	12,858
6.000% due 02/01/2054		22,800	23,152
6.500% due 02/01/2054		37,400	38,325

Total U.S. Government Agencies (Cost $158,851)			160,495

U.S. TREASURY OBLIGATIONS 8.5%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024 (l)		18,141	17,830
0.125% due 10/15/2024 (l)		19,307	18,888

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

0.125% due 04/15/2025		2,501	2,412
0.250% due 01/15/2025		16,757	16,266
0.750% due 02/15/2045 (l)		1,699	1,330
1.000% due 02/15/2046 (l)		3,766	3,084
1.000% due 02/15/2048 (l)		3,119	2,520
U.S. Treasury Notes
0.500% due 02/28/2026 (n)		16,600	15,342
2.625% due 12/31/2025 (l)(n)		12,100	11,728

Total U.S. Treasury Obligations (Cost $93,297)			89,400

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
Adjustable Rate Mortgage Trust 6.263% due 11/25/2037 ~		4,207	2,723
American Home Mortgage Assets Trust 5.932% due 11/25/2046 •		6,057	1,707
AOA Mortgage Trust 6.351% due 10/15/2038 •		2,680	2,426
Atrium Hotel Portfolio Trust 7.159% due 12/15/2036 ~		4,600	4,225
Avon Finance 6.087% due 12/28/2049	GBP	4,300	5,469
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032		$2,600	1,728
BCAP LLC Trust 10.164% due 03/26/2037 ~		4,140	1,992
Bear Stearns ALT-A Trust
4.097% due 11/25/2035 ~		93	82
4.104% due 11/25/2035 ~		2,689	1,525
BSREP Commercial Mortgage Trust 6.826% due 08/15/2038 ~		4,739	4,137
ChaseFlex Trust 6.070% due 07/25/2037 •		2,569	2,141
Citigroup Mortgage Loan Trust
5.540% due 01/25/2037 •		2	2
5.891% due 08/25/2035 «~		14	13
6.170% due 09/25/2062 þ		5,879	5,906
7.860% due 03/25/2036 •		55	51
CitiMortgage Alternative Loan Trust 6.000% due 04/25/2037 •		949	806
Commercial Mortgage Trust 6.409% due 06/15/2034 •		2,735	2,440
Countrywide Alternative Loan Trust
5.710% due 12/25/2046 •		2,574	2,210
5.750% due 02/25/2037		687	365
5.790% due 02/25/2047 •		9	9
5.790% due 09/25/2047 •		1,320	1,193
5.870% due 06/25/2037 •		32	28
6.000% due 08/25/2035		1,086	473
6.000% due 06/25/2047		1,740	913
6.012% due 02/25/2036 •		4	3
Countrywide Home Loan Mortgage Pass-Through Trust
4.418% due 11/25/2037 ~		479	440
4.765% due 11/25/2034 ~		2	2
5.500% due 11/25/2035		20	11
Credit Suisse Mortgage Capital Trust 2.000% due 01/25/2060 ~		2,959	2,545
DBGS Mortgage Trust
3.843% due 04/10/2037		1,000	857
6.254% due 06/15/2033 •		2,950	2,711
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.800% due 08/25/2037 •		1,840	1,457
GSR Mortgage Loan Trust 4.511% due 11/25/2035 ~		1	1
HarborView Mortgage Loan Trust
5.810% due 12/19/2036 •		145	136
5.850% due 01/19/2038 •		215	189
5.880% due 12/19/2036 •		741	592
InTown Mortgage Trust 8.648% due 08/15/2039 •		7,600	7,655
JP Morgan Mortgage Trust
4.528% due 08/25/2034 ~		12	11
5.044% due 07/25/2035 ~		966	946
5.528% due 07/25/2035 «~		1	1
5.750% due 01/25/2036		11	5
JP Morgan Resecuritization Trust 5.577% due 06/26/2037 •		1,858	1,840
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		1,659	1,574
Lehman Mortgage Trust 6.000% due 11/25/2036 •		1,116	548
Lehman XS Trust 5.920% due 08/25/2046 •		1,065	1,020
MASTR Adjustable Rate Mortgages Trust 5.812% due 12/25/2046 •		5,446	4,019

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

Merrill Lynch Mortgage Investors Trust 4.751% due 09/25/2035 ~		42	34
Morgan Stanley Capital Trust 6.925% due 12/15/2038 •		4,000	3,614
Morgan Stanley Mortgage Loan Trust 6.400% due 11/25/2035 •		2,385	2,384
MortgageIT Mortgage Loan Trust 5.930% due 06/25/2047 •		679	560
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,765	1,668
2.750% due 11/25/2059 ~		3,147	2,959
New York Mortgage Trust 5.250% due 07/25/2062 þ		3,534	3,463
PRKCM Trust 7.225% due 11/25/2058 þ		1,376	1,413
Residential Accredit Loans, Inc. Trust
5.840% due 08/25/2036 •		307	281
5.870% due 05/25/2047 •		3,115	2,732
Structured Adjustable Rate Mortgage Loan Trust 6.064% due 04/25/2035 ~		52	47
Structured Asset Mortgage Investments Trust 5.590% due 08/25/2036 •		3,489	2,984
Structured Asset Securities Corp. 5.820% due 04/25/2035 ~		1,224	1,066
Taurus U.K. DAC 6.071% due 05/17/2031 •	GBP	1,191	1,488
Towd Point Mortgage Funding 6.571% due 07/20/2045 ~		5,411	6,916
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$2,597	2,515
Verus Securitization Trust 4.910% due 06/25/2067 þ		2,651	2,603
WaMu Mortgage Pass-Through Certificates Trust
3.224% due 01/25/2037 ~		127	105
4.007% due 06/25/2037 ~		535	466
4.337% due 08/25/2036 ~		59	53
4.923% due 12/25/2035 ~		782	709
5.742% due 01/25/2047 •		9	8
5.782% due 05/25/2047 ~		1,818	1,454
6.512% due 09/25/2046 •		22	21
6.512% due 10/25/2046 ~		17	15
6.630% due 11/25/2045 •		1,585	1,448
Wells Fargo Mortgage-Backed Securities Trust 6.355% due 12/25/2036 ~		60	58

Total Non-Agency Mortgage-Backed Securities (Cost $120,460)			110,191

ASSET-BACKED SECURITIES 34.0%
Aames Mortgage Investment Trust 6.460% due 07/25/2035 •		497	499
ABFC Trust 5.600% due 01/25/2037 •		1,716	1,207
ACHV ABS Trust
6.810% due 11/25/2030		676	677
7.240% due 11/25/2030		700	707
Adagio CLO DAC 4.685% due 10/15/2031 ~	EUR	3,300	3,593
Ally Auto Receivables Trust 5.460% due 05/15/2028		$1,600	1,619
American Express Credit Account Master Trust 4.870% due 05/15/2028		2,700	2,722
Apex Credit CLO Ltd. 7.232% due 09/20/2029 •		3,400	3,386
Ares European CLO DAC 4.625% due 10/15/2030 •	EUR	5,697	6,244
Armada Euro CLO DAC 4.685% due 07/15/2031 •		8,156	8,909
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028		$2,400	2,453
BA Credit Card Trust 4.980% due 11/15/2028		4,800	4,860
Bain Capital Euro CLO DAC 4.733% due 01/20/2032 •	EUR	3,443	3,754
Bank of America Auto Trust 5.830% due 05/15/2026		$4,200	4,207
Bear Stearns Asset-Backed Securities Trust
4.864% due 02/25/2036 •		1,264	1,257
5.790% due 08/25/2036 •		280	268
Blackrock European CLO DAC 4.585% due 10/15/2031 ~	EUR	3,142	3,415
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$1,500	1,516
BNC Mortgage Loan Trust 3.942% due 10/25/2036 «•		201	192
Cairn CLO DAC
4.552% due 04/30/2031 •	EUR	2,934	3,201

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

4.745% due 10/15/2031 •		2,199	2,387
Carlyle Euro CLO DAC
4.665% due 01/15/2031 •		1,884	2,060
4.892% due 08/15/2032 •		3,600	3,922
Carvana Auto Receivables Trust
4.680% due 02/10/2028		$2,900	2,870
5.620% due 01/10/2029		300	304
5.640% due 01/15/2026		898	898
6.090% due 11/10/2026		1,100	1,102
6.410% due 09/10/2027		2,131	2,141
Citigroup Mortgage Loan Trust
5.530% due 07/25/2045 •		79	54
5.790% due 12/25/2036 •		2,081	1,162
Citigroup Mortgage Loan Trust, Inc. 5.920% due 10/25/2036 •		419	416
Citizens Auto Receivables Trust 6.288% due 07/15/2026		2,206	2,210
Countrywide Asset-Backed Certificates Trust
4.343% due 05/25/2036 •		1,470	1,414
5.610% due 06/25/2037 •		622	574
5.610% due 06/25/2047 •		684	616
5.660% due 11/25/2037 •		105	97
5.720% due 06/25/2047 •		770	737
5.990% due 12/25/2036 •		2,317	2,161
6.010% due 03/25/2036 •		788	687
CPS Auto Receivables Trust 6.130% due 09/15/2026		2,980	2,985
Credit-Based Asset Servicing & Securitization LLC 5.577% due 07/25/2037 ~		5	3
CVC Cordatus Loan Fund DAC
4.555% due 09/15/2031 •	EUR	2,290	2,490
4.615% due 10/15/2031 •		5,887	6,412
DLLAA LLC 5.930% due 07/20/2026		$600	603
DT Auto Owner Trust 6.290% due 08/16/2027		4,070	4,088
Euro-Galaxy CLO DAC 4.589% due 04/24/2034 •	EUR	2,298	2,492
Exeter Automobile Receivables Trust
6.040% due 07/15/2026		$600	601
6.110% due 09/15/2025		1,735	1,735
Fieldstone Mortgage Investment Trust 6.205% due 12/25/2035 •		1,729	1,694
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		2,800	2,818
Fremont Home Loan Trust
5.670% due 08/25/2036 •		83	27
5.810% due 02/25/2036 ~		1,079	1,022
GLS Auto Receivables Issuer Trust 6.040% due 03/15/2027		2,100	2,107
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,800	1,831
6.270% due 08/16/2027		3,678	3,693
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		1,600	1,625
GMF Canada Leasing Trust Asset-Backed Notes 5.458% due 04/21/2025	CAD	1,527	1,161
Griffith Park CLO DAC 4.704% due 11/21/2031 ~	EUR	6,771	7,357
GSAA Home Equity Trust
3.942% due 03/25/2036 ~		$3,306	2,047
5.870% due 03/25/2037 ~		4,082	1,136
GSAMP Trust
5.700% due 01/25/2037 •		2,700	2,210
5.770% due 08/25/2036 •		516	506
6.160% due 11/25/2035 •		810	799
6.790% due 12/25/2034 •		923	784
Halseypoint CLO Ltd. 7.117% due 07/20/2031 •		1,300	1,291
Harvest CLO DAC
1.040% due 07/15/2031	EUR	1,000	1,046
4.605% due 10/15/2031 •		2,052	2,227
4.673% due 10/20/2031 •		4,920	5,351
4.725% due 07/15/2031 •		7,900	8,596
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		$2,800	2,704
Home Equity Loan Trust 5.810% due 04/25/2037 •		5,300	4,417
Home Equity Mortgage Loan Asset-Backed Trust
4.986% due 11/25/2034 «•		163	155
6.535% due 08/25/2035 •		2,000	1,915
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026		4,600	4,658
Hyundai Auto Receivables Trust 5.480% due 04/17/2028		1,600	1,628

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

JP Morgan Mortgage Acquisition Trust 5.680% due 10/25/2036 ~		18	18
Jubilee CLO DAC
4.565% due 04/15/2030 •	EUR	2,797	3,060
4.615% due 04/15/2031 •		1,400	1,511
KKR CLO Ltd.
6.597% due 07/18/2030 •		$1,686	1,685
7.257% due 07/18/2030 •		4,200	4,206
Laurelin DAC 4.713% due 10/20/2031 •	EUR	4,655	5,089
LCM LP 7.158% due 07/19/2027 ~		$3,500	3,501
Long Beach Mortgage Loan Trust
5.910% due 02/25/2036 •		1,596	1,549
6.385% due 08/25/2035 ~		1,700	1,503
M360 Ltd. 7.721% due 11/22/2038 •		3,100	3,001
Man GLG Euro CLO DAC 4.645% due 10/15/2030 •	EUR	562	616
Marlette Funding Trust
5.180% due 11/15/2032		$1,049	1,046
5.950% due 11/15/2032		2,000	1,997
6.070% due 04/15/2033		3,149	3,147
Master Credit Card Trust 6.188% due 01/21/2027		5,400	5,423
MASTR Specialized Loan Trust
5.990% due 02/25/2036 •		437	419
5.990% due 06/25/2046 •		1,416	1,358
Merrill Lynch Mortgage Investors Trust 5.690% due 08/25/2037 •		5,333	2,748
MF1 LLC 7.991% due 09/17/2037 •		3,000	3,005
MF1 Ltd. 7.106% due 02/19/2037 •		6,100	6,002
Morgan Stanley ABS Capital, Inc. Trust
5.570% due 07/25/2036 •		3	1
5.685% due 03/25/2037 •		13,292	5,317
5.790% due 09/25/2036 •		2,323	993
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ		3,551	1,182
Nelnet Student Loan Trust
6.640% due 02/20/2041		441	448
7.538% due 02/20/2041		529	531
Oportun Issuance Trust 5.940% due 10/09/2029		345	345
Option One Mortgage Loan Trust
5.570% due 07/25/2036 •		1,930	892
5.600% due 07/25/2037 •		2,373	1,510
5.610% due 01/25/2037 •		2,761	1,566
5.690% due 04/25/2037 •		2,136	1,455
5.690% due 05/25/2037 ~		1,237	733
5.780% due 04/25/2037 •		265	149
Pagaya AI Debt Selection Trust
6.060% due 03/15/2030		4,497	4,488
7.128% due 06/16/2031		666	667
7.179% due 04/15/2031		1,470	1,474
Palmer Square European Loan Funding DAC 4.745% due 04/15/2031 •	EUR	4,922	5,358
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.195% due 02/25/2035 •		$6,262	5,473
Popular ABS Mortgage Pass-Through Trust 5.965% due 07/25/2036 •		2,240	2,087
PRET LLC
1.744% due 07/25/2051 þ		1,501	1,449
1.843% due 09/25/2051 þ		4,210	4,012
2.487% due 10/25/2051 þ		2,908	2,849
3.721% due 07/25/2051 þ		3,496	3,389
PRPM LLC 3.720% due 02/25/2027 þ		2,508	2,427
Reach ABS Trust 7.050% due 02/18/2031		637	639
Ready Capital Mortgage Financing LLC 6.670% due 11/25/2036 •		692	688
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,588	1,253
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,184	1,078
4.320% due 09/25/2030		829	792
5.380% due 11/25/2030		2,555	2,530
Residential Asset Mortgage Products Trust 6.535% due 05/25/2035 •		2,300	2,173
Residential Asset Securities Corp. Trust 6.070% due 02/25/2036 •		163	161
Santander Drive Auto Receivables Trust
4.980% due 02/15/2028		4,250	4,220
6.080% due 08/17/2026		4,166	4,174

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

6.180% due 02/16/2027		6,982	7,002
Sculptor European CLO DAC 4.755% due 01/14/2032 •	EUR	8,600	9,358
Securitized Asset-Backed Receivables LLC Trust
5.950% due 07/25/2036 •		$927	370
5.970% due 05/25/2036 •		2,910	1,526
6.115% due 10/25/2035 •		1,256	994
Segovia European CLO DAC 4.873% due 07/20/2032 •	EUR	2,900	3,161
SG Mortgage Securities Trust 5.830% due 02/25/2036 •		$3,941	1,965
SMB Private Education Loan Trust
4.550% due 02/16/2055		4,700	4,453
6.888% due 11/15/2052		612	613
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,987	1,856
Sound Point CLO Ltd. 6.620% due 07/25/2030 ~		2,523	2,520
Soundview Home Loan Trust
5.590% due 11/25/2036 •		7	2
5.620% due 03/25/2037 •		275	256
5.640% due 07/25/2037 •		1,113	951
5.970% due 10/25/2036 •		2,852	2,672
6.310% due 08/25/2035 ~		2,013	1,801
Specialty Underwriting & Residential Finance Trust 5.076% due 12/25/2036 •		534	510
Structured Asset Securities Corp. Mortgage Loan Trust 5.700% due 05/25/2047 •		690	659
Symphony Static CLO Ltd. 6.470% due 10/25/2029 •		1,450	1,441
TCI-Symphony CLO Ltd. 7.205% due 10/13/2032 •		4,900	4,872
Theorem Funding Trust 6.060% due 12/15/2028		1,527	1,522
Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	4,400	4,801
Upstart Pass-Through Trust 3.800% due 04/20/2030		$1,851	1,802
Venture CLO Ltd.
6.697% due 04/20/2029 •		694	695
7.052% due 07/30/2032 •		3,500	3,454
7.402% due 07/30/2032 •		4,200	4,197
Veros Auto Receivables Trust 7.120% due 11/15/2028		2,982	2,994
Westlake Automobile Receivables Trust
5.960% due 10/15/2026		3,500	3,512
6.008% due 10/15/2026		3,300	3,300

Total Asset-Backed Securities (Cost $380,747)			357,358

SOVEREIGN ISSUES 0.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	2,500	515
0.000% due 07/01/2024 (e)		22,400	4,388
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	27,066	1,407
3.000% due 12/03/2026 (g)		3,194	175
4.000% due 11/30/2028 (g)		7,705	444
Russia Government International Bond 5.250% due 06/23/2047 ^(b)		$200	71

Total Sovereign Issues (Cost $6,785)			7,000

		SHARES
COMMON STOCKS 1.8%
CONSUMER DISCRETIONARY 1.0%
Amazon.com, Inc. (c)		66,900	10,164

INFORMATION TECHNOLOGY 0.8%
Advanced Micro Devices, Inc. (c)		6,926	1,021
Apple, Inc.		17,947	3,455
Intel Corp.		19,953	1,003

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

Microsoft Corp.		9,026	3,394

			8,873

Total Common Stocks (Cost $18,275)			19,037

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 44.3%
COMMERCIAL PAPER 3.2%
Arrow Electronics, Inc.
5.850% due 01/02/2024		$550	550
5.850% due 01/04/2024		1,200	1,199
5.850% due 01/11/2024		750	748
5.900% due 01/19/2024		600	598
5.900% due 01/22/2024		600	598
Cigna Corp.
5.650% due 01/16/2024		300	299
5.680% due 01/17/2024		500	498
Conagra Foods, Inc. 5.820% due 01/11/2024		1,000	998
Constellation Brands, Inc. 5.740% due 01/05/2024		250	250
Constellation Energy Generation LLC 5.750% due 02/12/2024		1,100	1,092
Energy Transfer Partners LP 5.850% due 01/04/2024		250	250
Fidelity National Information Services, Inc.
5.650% due 01/05/2024		1,150	1,149
5.700% due 01/16/2024		950	947
5.710% due 01/16/2024		700	698
Global Payments, Inc. 6.030% due 01/17/2024		3,450	3,439
Intercontinental Exchange, Inc.
5.600% due 01/02/2024		750	749
5.600% due 01/05/2024		250	250
Kinder Morgan, Inc. 5.700% due 01/22/2024		2,450	2,440
L3Harris Technologies, Inc.
5.770% due 02/20/2024		850	843
5.800% due 01/16/2024		3,700	3,690
Marathon Oil Corp. 6.050% due 01/03/2024		3,400	3,397
Penske Truck Leasing Co. LP 5.700% due 01/11/2024		250	249
Quanta Storage, Inc.
5.850% due 01/04/2024		450	450
5.900% due 01/08/2024		550	549
5.900% due 01/10/2024		300	299
5.900% due 01/16/2024		350	349
5.900% due 01/17/2024		250	249
5.900% due 01/18/2024		1,050	1,047
Southern California Edison Co.
5.730% due 01/16/2024		250	249
5.730% due 01/17/2024		1,100	1,097
5.800% due 01/02/2024		500	500
5.800% due 01/04/2024		250	250
5.800% due 01/08/2024		300	299
VF Corp. 6.100% due 01/17/2024		500	499
VW Credit, Inc.
5.640% due 01/03/2024		2,250	2,248
5.700% due 01/04/2024		250	250

			33,266

REPURCHASE AGREEMENTS (j) 38.6%			405,575

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (e)(f)	HUF	472,000	1,360

U.S. TREASURY BILLS 2.4%
5.440% due 01/11/2024 - 01/25/2024 (d)(e)(n)		$25,130	25,077

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $465,308)		465,278

Total Investments in Securities (Cost $1,353,585)		1,314,101

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short Asset Portfolio	5,338,903	51,766
PIMCO Short-Term Floating NAV Portfolio III	17,640	172

Total Short-Term Instruments (Cost $53,523)		51,938

Total Investments in Affiliates (Cost $53,523)		51,938

Total Investments 130.0% (Cost $1,407,108)		$1,366,039
Financial Derivative Instruments (k)(m) 3.1%(Cost or Premiums, net $13,228)		32,693
Other Assets and Liabilities, net (33.1)%		(347,987)

Net Assets 100.0%		$1,050,745

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Security did not produce income within the last twelve months.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Coupon represents a yield to maturity.
(g)							Principal amount of security is adjusted for inflation.
(h)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)							Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.460%	01/02/2024	01/03/2024	$188,000		U.S. Treasury Notes 3.875% - 4.750% due 04/30/2025 - 07/31/2025	$(191,880)	$188,000	$188,000
BRC	5.600	12/29/2023	01/02/2024	179,200		Fannie Mae 3.000% due 06/01/2051	(183,524)	179,200	179,311
DEU	5.150	12/29/2023	01/02/2024	11,700		U.S. Treasury Notes 0.625% due 05/15/2030	(11,931)	11,700	11,707
	5.420	12/29/2023	01/02/2024	26,100		U.S. Treasury Bonds 2.000% due 11/15/2041	(26,603)	26,100	26,116
FICC	2.600	12/29/2023	01/02/2024	575		U.S. Treasury Notes 4.875% due 11/30/2025	(587)	575	575

Total Repurchase Agreements							$(414,525)	$405,575	$405,709

(1)							Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(87) at a weighted average interest rate of 5.304%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures				06/2024	1,903	$452,034	$1,731	$48	$0
E-Mini Russell 2000 Index March Futures				03/2024	2,789	285,552	20,143	0	(4,407)
U.S. Treasury 2-Year Note March Futures				03/2024	730	150,317	1,569	91	0
U.S. Treasury 10-Year Note March Futures				03/2024	1,086	122,599	2,449	0	0
U.S. Treasury Long-Term Bond March Futures				03/2024	243	30,360	2,128	0	(45)

							$28,020	$139	$(4,452)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	1,903	$(454,270)	$(2,983)	$0	$(95)
U.S. Treasury 5-Year Note March Futures	03/2024	417	(45,359)	(1,112)	0	(36)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	278	(37,139)	(3,386)	148	0

$(7,481)	$148	$(131)

Total Futures Contracts	$20,539	$287	$(4,583)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.608%	$1,700	$27	$(11)	$16	$0	$(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750	500	(3)	8	5	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.596	EUR	800	(4)	18	14	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286	$1,400	9	15	24	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.313	200	2	2	4	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919	2,520	500	(210)	290	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	2,985	359	84	443	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.237	EUR	3,400	(486)	501	15	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451	$200	1	0	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933	EUR	400	(4)	6	2	0	0

$401	$413	$814	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,956	$(145)	$68	$(77)	$0	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(4)	4	0	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	55	(13)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	400	(27)	19	(8)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	2,000	(99)	42	(57)	0	(1)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	99	0	6	6	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	7,722	32	432	464	0	(2)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	(7)	13	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	3,200	78	(24)	54	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	800	18	(4)	14	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	400	4	4	8	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	300	4	2	6	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	19	8	27	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	124,100	1,653	800	2,453	0	(32)

$1,485	$1,405	$2,890	$0	$(36)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	300	$(2)	$34	$32	$0	$(3)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	4,120,000	(32)	(321)	(353)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$42,300	789	(23)	766	0	(1)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	126,600	(1,429)	1,749	320	22	0
Pay	1-Day USD-SOFR Compounded-OIS	0.527	Semi-Annual	03/15/2026	43,100	(72)	(3,355)	(3,427)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/15/2026	53,900	(3,427)	5,450	2,023	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2027	16,500	543	(2,006)	(1,463)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	21,300	350	163	513	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	2,000	(2)	(17)	(19)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	52,100	2,189	(9,779)	(7,590)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	18,400	488	252	740	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	700	(2)	11	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	40,600	295	(349)	(54)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031	62,600	409	10,157	10,566	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	58,300	5,978	2,438	8,416	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	74,100	4,818	(1,145)	3,673	67	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	900	(3)	16	13	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	400	(2)	8	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	1,800	(7)	39	32	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	900	(3)	22	19	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,600	(6)	54	48	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	2,200	(8)	85	77	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,900	(8)	111	103	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	1,100	(4)	63	59	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	1,300	(5)	76	71	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	1,900	(7)	89	82	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	900	(3)	53	50	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	800	(3)	46	43	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	600	(2)	37	35	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	700	(2)	44	42	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	300	(1)	19	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	500	(2)	33	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	400	(1)	31	30	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	500	(2)	42	40	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	400	(2)	33	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	800	(3)	67	64	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	900	(4)	(53)	(57)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	500	(2)	(21)	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	900	(4)	(32)	(36)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	7,900	593	(615)	(22)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(10)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	800	(3)	(23)	(26)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	400	(2)	(8)	(10)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	300	(1)	(8)	(9)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	300	(1)	(5)	(6)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	0.841	Semi-Annual	11/15/2045	7,700	(362)	(3,052)	(3,414)	0	(19)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	0.845	Semi-Annual	11/15/2045		11,400	(526)	(4,521)	(5,047)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		7,400	1,719	533	2,252	28	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		300	(2)	33	31	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	21	20	0	(1)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	800	(1)	(18)	(19)	3	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		1,000	(2)	(20)	(22)	4	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		500	(1)	(12)	(13)	2	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		700	(1)	(11)	(12)	0	(12)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		400	(2)	(22)	(24)	5	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(2)	(20)	(22)	5	0
Receive	3-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	(26)	(28)	7	0
Receive	3-Month EUR-EURIBOR	2.970	Annual	12/15/2033		700	(3)	(29)	(32)	8	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		600	(2)	(21)	(23)	7	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(15)	(16)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,400	(53)	1,006	953	41	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	1,000	(2)	45	43	0	(3)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		1,000	(2)	50	48	0	(3)
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		900	(2)	(34)	(36)	3	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		500	(1)	(19)	(20)	2	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		400	(1)	(13)	(14)	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		600	(2)	45	43	0	(6)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,800	(7)	141	134	0	(20)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		600	(3)	(39)	(42)	7	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		500	(2)	(29)	(31)	6	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(14)	(15)	2	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(14)	(15)	2	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		15,400	(185)	992	807	0	(172)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		6,900	65	(783)	(718)	195	0

							$12,006	$(2,384)	$9,622	$542	$(329)

Total Swap Agreements							$13,892	$(566)	$13,326	$545	$(366)

(l)

Securities with an aggregate market value of $29,725 and cash of $11,022 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2024	GBP	437		$556	$0	$(2)
	01/2024		$590	AUD	892	18	0
	01/2024		2,379	JPY	351,087	112	0
	03/2024	IDR	19,061,207		$1,203	0	(35)
	03/2024		$51	INR	4,236	0	0
	06/2024	KRW	518,406		$399	0	(6)
BPS	01/2024	GBP	1,668		2,115	0	(10)
	01/2024	HUF	177,117		505	0	(6)
	01/2024	KRW	197,067		150	0	(2)
	01/2024		$100	BRL	491	1	0
	01/2024		350	IDR	5,413,713	2	0
	01/2024		2,452	ZAR	45,462	30	0
	02/2024		279	TWD	8,859	14	0
	03/2024	CNH	147,800		$20,445	0	(416)
	03/2024		$176	INR	14,712	0	0
	06/2024	KRW	2,281,804		$1,747	0	(32)
BRC	01/2024		387,690		300	0	0
	01/2024	TRY	5,916		194	0	(4)
	01/2024		$298	ZAR	5,546	5	0
	03/2024	HKD	1,061		$136	0	0
	03/2024		$200	IDR	3,107,659	2	0
	06/2024	KRW	2,351,948		$1,802	0	(31)
BSH	01/2024	BRL	17,000		3,411	0	(89)
	01/2024		$2,447	BRL	12,100	44	0
	07/2024	BRL	12,700		$2,518	0	(51)
CBK	01/2024	AUD	1,548		1,030	0	(25)
	01/2024	BRL	14,384		2,954	0	(7)
	01/2024	CAD	1,822		1,366	0	(10)
	01/2024	HUF	9,806		28	0	0
	01/2024	IDR	4,628,561		301	0	0
	01/2024	MXN	96,924		5,440	0	(243)
	01/2024		$1,138	AUD	1,693	16	0
	01/2024		522	ZAR	9,856	16	0
	01/2024	ZAR	6,476		$343	0	(10)
	03/2024	CNH	5,906		828	0	(5)
	03/2024		$301	IDR	4,629,749	0	0
	04/2024		2,954	BRL	14,530	12	0
	06/2024	KRW	718,910		$558	0	(2)
DUB	01/2024	CAD	1,934		1,400	0	(60)
	01/2024	KRW	259,940		200	0	(1)
	02/2024	CAD	15,605		11,300	0	(482)
	06/2024	KRW	2,542,660		1,953	0	(29)
GLM	01/2024	BRL	7,000		1,382	0	(59)
	01/2024	CAD	3,830		2,882	0	(9)
	01/2024		$7,124	BRL	35,885	265	(2)
	01/2024		12,955	MXN	227,234	367	0
	01/2024		420	ZAR	7,710	1	0
	01/2024	ZAR	2,853		$150	0	(6)
	03/2024	CNH	13,371		1,881	0	(6)
	03/2024		$1,262	CNH	9,159	31	0
	07/2024	BRL	6,600		$1,333	0	(2)
JPM	01/2024		11,723		2,424	12	(1)
	01/2024	CAD	1,400		1,025	0	(32)
	01/2024	HUF	208,784		595	0	(7)
	01/2024		$1,067	BRL	5,203	4	0
	01/2024		350	IDR	5,385,450	0	0
	01/2024		150	KRW	194,424	0	0
	02/2024	CAD	11,300		$8,274	0	(257)
	02/2024		$1,808	BRL	8,869	15	0
	02/2024		9,357	INR	781,682	15	0
	03/2024	IDR	30,329,310		$1,956	0	(13)
	03/2024	TWD	29,676		961	0	(22)
	03/2024		$564	CNH	3,993	0	(1)
	03/2024		358	IDR	5,551,005	3	0
	03/2024		877	INR	73,137	0	(1)
	03/2024		813	TWD	25,276	24	0
	04/2024		2,424	BRL	11,842	2	(9)
	06/2024	KRW	2,464,046		$1,902	0	(19)
	07/2024	BRL	3,100		624	0	(3)
MBC	01/2024	CAD	3,669		2,711	0	(58)
	01/2024	EUR	1,184		1,288	0	(19)
	01/2024	HUF	106		0	0	0
	01/2024		$5,165	ZAR	98,704	225	0
	03/2024	HKD	75		$10	0	0
MYI	01/2024	BRL	3,541		723	0	(6)
	01/2024	HUF	74,592		212	0	(3)
	01/2024		$905	JPY	133,366	42	0
	01/2024		101	ZAR	1,848	0	0
	03/2024		299	IDR	4,648,950	3	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

	06/2024	KRW	2,130,100		$1,636		0	(25)
RBC	01/2024		$724	MXN	12,422		4	0
	04/2024		18		328		1	0
SCX	03/2024	IDR	5,492,593		$350		0	(7)
	03/2024	TWD	15,143		488		0	(14)
	03/2024		$115	INR	9,600		0	0
	06/2024	KRW	1,212,893		$934		0	(11)
SSB	03/2024		$301	IDR	4,702,482		4	0
TOR	01/2024		1,495	JPY	219,321		61	0
	02/2024	TWD	481,368		$15,123		0	(780)
	03/2024		$8,676	IDR	134,416,214		53	0
UAG	01/2024	EUR	102,771		$113,044		0	(436)
	01/2024	GBP	9,061		11,467		0	(83)
	01/2024	MXN	18,588		1,050		0	(40)
	01/2024		$952	ZAR	18,166		40	0

Total Forward Foreign Currency Contracts							$1,444	$(3,489)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545%	01/16/2024	600	$(3)	$(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	600	(3)	0
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	500	(2)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	300	(1)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	700	(3)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	700	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	500	(2)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	500	(2)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	800	(4)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	800	(4)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	900	(5)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	800	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	900	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	1,500	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	1,500	(6)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	600	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	600	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	600	(2)	(2)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	700	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	700	(2)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	1,400	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	1,400	(6)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	600	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	600	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	700	(3)	(11)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	700	(3)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	500	(2)	(4)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	500	(2)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	700	(3)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	700	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	500	(2)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	500	(2)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	500	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	500	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	800	(4)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	800	(4)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	700	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	700	(3)	(1)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	300	(1)	(1)

Total Written Options	$(130)	$(144)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$2,024	$(534)	$454	$0	$(80)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RU20INTR Index	5,307	5.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	$57,382	$0	$(227)	$0	$(227)
GST	Receive	RU20INTR Index	779	5.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	8,423	0	(36)	0	(36)
MYI	Receive	RU20INTR Index	19,749	5.360% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/07/2024	191,241	0	12,501	12,501	0
Receive	RU20INTR Index	232	5.550% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	2,509	0	(10)	0	(10)
RBC	Receive	RU20INTR Index	37,743	5.380% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/10/2024	360,419	0	27,852	27,852	0
UAG	Receive	RU20INTR Index	4,219	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	45,618	0	(196)	0	(196)
ULO	Receive	RU20INTR Index	2,654	5.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	28,696	0	(113)	0	(113)

$0	$39,771	$40,353	$(582)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	66,900	6.130% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2024	$9,862	$0	$(267)	$0	$(267)
FAR	Pay	Advanced Micro Devices, Inc.	6,926	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	809	0	(209)	0	(209)
	Pay	Apple, Inc.	17,947	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	3,452	0	11	11	0
	Pay	Intel Corp.	19,953	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	823	0	(176)	0	(176)
	Pay	Microsoft Corp.	9,026	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/08/2024	3,329	0	(51)	0	(51)

								$0	$(692)	$11	$(703)

Total Swap Agreements								$(534)	$39,533	$40,364	$(1,365)

(n)

Securities with an aggregate market value of $2,494 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$72,017	$0		$72,017
Industrials						0	31,269	0		31,269
Utilities						0	2,056	0		2,056
U.S. Government Agencies						0	160,495	0		160,495
U.S. Treasury Obligations						0	89,400	0		89,400
Non-Agency Mortgage-Backed Securities						0	110,177	14		110,191
Asset-Backed Securities						0	357,011	347		357,358
Sovereign Issues						0	7,000	0		7,000
Common Stocks
Consumer Discretionary						10,164	0	0		10,164
Information Technology						8,873	0	0		8,873
Short-Term Instruments
Commercial Paper						0	33,266	0		33,266
Repurchase Agreements						0	405,575	0		405,575
Hungary Treasury Bills						0	1,360	0		1,360
U.S. Treasury Bills						0	25,077	0		25,077

						$19,037	$1,294,703	$361		$1,314,101
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$51,938	$0	$0		$51,938

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2023 (Unaudited)

Total Investments	$70,975	$1,294,703	$361	$1,366,039

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	832	0	832
Over the counter	0	41,808	0	41,808

	$0	$42,640	$0	$42,640
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,407)	(542)	0	(4,949)
Over the counter	0	(4,918)	(80)	(4,998)

	$(4,407)	$(5,460)	$(80)	$(9,947)

Total Financial Derivative Instruments	$(4,407)	$37,180	$(80)	$32,693

Totals	$66,568	$1,331,883	$281	$1,398,732

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Total Return ESG Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.7% ¤
CORPORATE BONDS & NOTES 40.2%
BANKING & FINANCE 22.1%
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		$6,800	$5,460
Asian Development Bank
4.700% due 03/12/2024	MXN	215,000	12,487
6.000% due 02/05/2026	BRL	54,800	10,799
6.550% due 01/26/2025	ZAR	192,000	10,249
Banco Santander SA 6.527% due 11/07/2027		$2,000	2,069
Bank of America Corp. 0.981% due 09/25/2025 •		12,700	12,261
Bank of Nova Scotia 0.650% due 07/31/2024		4,300	4,182
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,160
3.099% due 01/01/2030		3,400	2,825
BNP Paribas SA 1.675% due 06/30/2027 •		10,000	9,164
Boston Properties LP
2.550% due 04/01/2032		1,100	877
6.500% due 01/15/2034		85	90
BPCE SA 6.714% due 10/19/2029		3,800	4,005
Brookfield Finance, Inc. 2.724% due 04/15/2031		17,900	15,132
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		8,700	8,130
Citigroup, Inc.
1.281% due 11/03/2025 •		4,100	3,946
2.014% due 01/25/2026 •(f)		6,500	6,249
6.069% due 10/30/2024 •		5,800	5,804
6.075% (SOFRRATE + 0.694%) due 01/25/2026 ~(f)		6,500	6,463
Community Preservation Corp. 2.867% due 02/01/2030		15,000	13,149
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,800	10,035
1.106% due 02/24/2027 •		8,200	7,513
Corp. Inmobiliaria Vesta SAB de CV 3.625% due 05/13/2031		10,000	8,598
CPI Property Group SA 2.750% due 01/22/2028	GBP	5,400	4,849
CTP NV 0.625% due 09/27/2026	EUR	6,500	6,461
Digital Dutch Finco BV 1.500% due 03/15/2030		4,300	4,136
Equitable Financial Life Global Funding 1.300% due 07/12/2026		$8,300	7,487
European Bank for Reconstruction & Development 1.625% due 09/27/2024		13,300	12,975
European Investment Bank
1.625% due 10/09/2029		5,650	4,976
2.375% due 05/24/2027		10,000	9,474
2.875% due 06/13/2025		10,500	10,257
3.300% due 02/03/2028	AUD	3,400	2,243
3.750% due 02/14/2033		$4,000	3,925
Ford Motor Credit Co. LLC 4.125% due 08/17/2027		6,600	6,254
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	4,700	4,282
Golub Capital BDC, Inc. 7.050% due 12/05/2028		$3,900	4,092
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		6,200	5,778
HAT Holdings LLC
3.750% due 09/15/2030		675	569
8.000% due 06/15/2027		4,000	4,170
Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,709
3.500% due 09/15/2030		3,100	2,768
HSBC USA, Inc. 5.625% due 03/17/2025		3,900	3,922

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

ING Groep NV
1.400% due 07/01/2026 •		6,300	5,932
4.625% due 01/06/2026		5,300	5,267
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	126,000	6,537
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		$3,600	3,815
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		13,800	13,709
0.768% due 08/09/2025 •		8,300	8,050
6.070% due 10/22/2027		2,400	2,470
Kilroy Realty LP 2.650% due 11/15/2033		7,900	5,999
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	4,861
Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,604
3.711% due 07/01/2029		4,300	3,858
Manulife Financial Corp. 3.703% due 03/16/2032		7,000	6,569
Mitsubishi UFJ Financial Group, Inc. 6.339% (SOFRRATE + 0.940%) due 02/20/2026 ~		3,100	3,101
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,376
5.778% due 07/06/2029		$3,500	3,603
Nationwide Building Society 6.557% due 10/18/2027		3,800	3,936
Norinchukin Bank
2.080% due 09/22/2031		2,900	2,378
5.430% due 03/09/2028		4,400	4,493
Piedmont Operating Partnership LP 3.150% due 08/15/2030		12,400	9,399
PNC Financial Services Group, Inc. 4.758% due 01/26/2027 •		4,300	4,268
Principal Life Global Funding 1.250% due 08/16/2026		5,800	5,262
Shriram Finance Ltd. 4.400% due 03/13/2024		8,200	8,150
Standard Chartered PLC 1.214% due 03/23/2025 •		12,500	12,416
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		5,000	4,453
Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	12,198
5.500% due 03/09/2028		3,600	3,688
Toronto-Dominion Bank 5.264% due 12/11/2026		3,800	3,877
Visa, Inc. 0.750% due 08/15/2027		4,100	3,629
WP Carey, Inc. 2.450% due 02/01/2032		7,600	6,181

			427,053

INDUSTRIALS 7.0%
AP Moller - Maersk AS 5.875% due 09/14/2033		7,764	8,108
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029	EUR	9,100	8,130
Autodesk, Inc. 2.400% due 12/15/2031		$5,000	4,280
California Endowment 2.498% due 04/01/2051		6,900	4,508
Continental Wind LLC 6.000% due 02/28/2033		4,658	4,753
Doris Duke Charitable Foundation 2.345% due 07/01/2050		12,500	7,601
Ford Foundation 2.815% due 06/01/2070		7,975	5,093
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		4,700	4,746
Hyundai Capital America 5.800% due 06/26/2025		3,300	3,319
John D & Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	10,620
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		5,394	4,705
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	11,041
Massachusetts Higher Education Assistance Corp. 2.673% due 07/01/2031		4,400	3,644
Mather Foundation 2.675% due 10/01/2031		9,600	7,988
NTT Finance Corp.
4.142% due 07/26/2024		2,600	2,584
4.239% due 07/25/2025		3,400	3,365

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

NXP BV 5.000% due 01/15/2033		5,000	5,011
Quanta Services, Inc. 0.950% due 10/01/2024		2,200	2,121
ReNew Pvt Ltd. 5.875% due 03/05/2027		3,754	3,594
S&P Global, Inc. 2.700% due 03/01/2029		2,200	2,036
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	10,000	10,191
Weir Group PLC 2.200% due 05/13/2026		$19,000	17,674

			135,112

UTILITIES 11.1%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		3,250	3,216
AES Corp.
1.375% due 01/15/2026		2,000	1,851
2.450% due 01/15/2031		9,500	7,987
5.450% due 06/01/2028		900	916
Avangrid, Inc.
3.150% due 12/01/2024		12,130	11,861
3.200% due 04/15/2025		6,300	6,125
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		2,000	2,095
Clearway Energy Operating LLC 4.750% due 03/15/2028		4,000	3,857
DTE Electric Co. 1.900% due 04/01/2028		14,350	12,922
Duke Energy Carolinas LLC 3.950% due 11/15/2028		4,000	3,942
Duke Energy Florida LLC 2.500% due 12/01/2029		4,900	4,373
EDP Finance BV
1.710% due 01/24/2028		9,000	8,003
6.300% due 10/11/2027		3,450	3,621
Electricite de France SA 3.625% due 10/13/2025		3,600	3,517
Enel Finance International NV
1.375% due 07/12/2026		5,600	5,104
1.875% due 07/12/2028		2,700	2,360
2.250% due 07/12/2031		500	407
4.625% due 06/15/2027		5,700	5,644
5.000% due 06/15/2032		5,700	5,565
India Green Energy Holdings 5.375% due 04/29/2024		4,700	4,653
MidAmerican Energy Co.
3.150% due 04/15/2050		7,900	5,657
3.650% due 04/15/2029		6,000	5,739
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		9,100	7,154
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		17,300	15,363
2.200% due 12/02/2026	AUD	10,300	6,530
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$14,500	12,041
Pacific Gas & Electric Co. 6.700% due 04/01/2053		8,600	9,356
Pattern Energy Operations LP 4.500% due 08/15/2028		3,000	2,840
Public Service Electric & Gas Co. 3.100% due 03/15/2032		8,400	7,505
ReNew Wind Energy AP2 4.500% due 07/14/2028		5,000	4,448
San Diego Gas & Electric Co. 4.950% due 08/15/2028		4,300	4,391
SCE Recovery Funding LLC 4.697% due 06/15/2042		2,120	2,095
Solar Star Funding LLC 5.375% due 06/30/2035		5,210	5,174
Southern California Edison Co.
2.500% due 06/01/2031		100	86
2.750% due 02/01/2032		14,700	12,659
3.650% due 06/01/2051		1,900	1,434
Southern Power Co. 0.900% due 01/15/2026		10,000	9,218

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

Verizon Communications, Inc. 2.850% due 09/03/2041	5,800	4,289

		213,998

Total Corporate Bonds & Notes (Cost $856,413)		776,163

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.190% due 06/01/2037	2,000	1,853
California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035	2,100	1,647
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020 2.082% due 11/01/2024	520	508

		4,008

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2022 3.504% due 04/01/2052	3,100	2,563

NEW YORK 0.1%
New York City Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027	200	179
1.477% due 11/01/2027	300	265
1.577% due 05/01/2028	500	437
1.677% due 11/01/2028	875	755

		1,636

Total Municipal Bonds & Notes (Cost $9,595)		8,207

U.S. GOVERNMENT AGENCIES 59.6%
Fannie Mae
2.242% due 01/25/2031 ~(a)	45,117	3,590
3.000% due 05/01/2028	1,129	1,096
3.983% due 01/01/2035 •	34	34
4.010% due 12/01/2028	7,839	7,699
4.319% due 03/01/2033 •	1	1
4.759% due 04/01/2038 •	20	20
4.961% due 04/01/2038 •	8	8
5.152% due 04/01/2038 •	5	5
5.260% due 05/25/2035 ~	18	18
5.470% due 07/01/2034 •	1	1
5.639% due 06/25/2055 •	613	606
5.692% due 07/25/2037 •	99	96
5.702% due 05/25/2037 •	3	3
5.716% due 08/01/2035 •	54	53
5.753% due 07/01/2035 •	99	99
5.788% due 09/01/2034 •	18	18
5.812% due 03/25/2037 •	7	7
5.956% due 09/01/2035 •	8	8
6.000% due 08/01/2032	1	1
6.094% due 09/01/2037 •	5	5
6.129% due 07/01/2044 •	19	18
6.500% due 06/25/2044	17	17
7.210% due 08/01/2035 •	121	121
7.500% due 02/01/2027	5	5
Freddie Mac
0.826% due 02/25/2031	1,159	998
1.020% due 08/25/2029 ~(a)	24,625	1,058
1.150% due 09/25/2030 ~(a)	60,779	3,558
1.783% due 06/25/2034	15,000	11,937
3.500% due 12/01/2047 - 05/01/2048	17,893	16,753
4.000% due 08/01/2030 - 06/01/2048	553	535
4.495% due 04/01/2038 •	5	5
4.500% due 02/01/2029 - 02/01/2035	157	156
4.578% due 08/15/2032 ~	4	4
5.000% due 10/01/2039	10	10
5.130% due 12/15/2042 •	2,572	2,562
5.500% due 01/01/2034 - 01/01/2039	200	206
5.877% due 07/01/2030 •	2	2
6.000% due 09/01/2027 - 05/01/2040	755	789
6.163% due 10/15/2037 ~	5	5
6.500% due 05/15/2032	627	642
7.000% due 02/15/2027 - 07/01/2029	57	57
7.500% due 09/01/2025	1	1
Ginnie Mae
2.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	7	6
2.750% due 12/20/2026 •	1	1
3.500% due 08/15/2045 - 08/20/2049	15,591	14,665
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	2	3
3.625% due 07/20/2027 - 02/20/2032 •	85	85

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

4.000% due 09/20/2040 - 07/20/2048	18,959	18,218
5.000% due 03/15/2033 - 05/15/2042	233	236
5.431% due 06/20/2067 •	2,458	2,466
5.616% due 06/20/2067 ~	1,505	1,507
5.757% due 10/20/2043 •	1,048	992
5.807% due 05/20/2047 •	341	320
6.000% due 04/15/2037	30	31
6.017% due 05/20/2066 •	82	82
6.037% due 05/20/2065 •	546	542
6.157% due 02/20/2066 ~	143	143
6.237% due 09/20/2066 •	2,536	2,524
6.464% due 04/20/2067 •	1,155	1,157
6.859% due 11/20/2067 •	1,415	1,427
7.000% due 02/20/2032	2	2
Ginnie Mae, TBA
2.000% due 01/01/2054	4,400	3,726
4.000% due 01/01/2054	2,000	1,913
5.000% due 01/01/2054	3,000	2,950
Tennessee Valley Authority 1.500% due 09/15/2031	7,800	6,468
U.S. Small Business Administration 5.520% due 06/01/2024	10	10
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	8,382	7,172
3.000% due 04/01/2034 - 07/01/2052	31,611	28,270
3.500% due 10/01/2025 - 09/01/2053	5,527	5,092
4.000% due 10/01/2024 - 11/01/2053	108,293	102,481
4.500% due 04/01/2025 - 09/01/2053	113,465	110,058
5.000% due 02/01/2038 - 10/01/2053	183,543	181,646
5.500% due 01/01/2025 - 08/01/2053	11,578	11,783
6.000% due 09/01/2028 - 09/01/2039	682	711
6.500% due 01/01/2026 - 01/01/2029	2	2
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2054	18,800	15,996
3.000% due 02/01/2054 - 03/01/2054	290,900	257,782
3.500% due 02/01/2054	87,100	79,996
4.000% due 01/01/2054 - 02/01/2054	26,500	25,076
5.500% due 01/01/2054 - 02/01/2054	138,100	138,724
6.000% due 02/01/2054	61,400	62,347
6.500% due 02/01/2054	9,400	9,632

Total U.S. Government Agencies (Cost $1,145,396)		1,149,049

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)(l)	47,800	31,737
1.375% due 08/15/2050 (j)	1,400	780
1.750% due 08/15/2041 (h)	24,400	16,980
2.000% due 11/15/2041 (j)(l)	4,000	2,895
2.250% due 08/15/2049 (l)	400	279
2.250% due 02/15/2052 (h)	27,100	18,793
2.375% due 02/15/2042	21,700	16,659
2.500% due 02/15/2045 (j)(l)	1,900	1,439
2.875% due 05/15/2043 (j)(l)	3,900	3,203
2.875% due 05/15/2049	7,000	5,564
2.875% due 05/15/2052 (l)	400	319
3.000% due 05/15/2042 (j)(l)	700	592
3.000% due 11/15/2044 (l)	2,100	1,739
3.000% due 05/15/2045 (h)	20,800	17,169
3.000% due 02/15/2049 (l)	500	407
3.125% due 02/15/2043	12,100	10,348
3.125% due 08/15/2044	3,200	2,711
3.250% due 05/15/2042 (h)(l)	97,900	85,938
3.375% due 08/15/2042 (h)(l)	23,900	21,321
3.375% due 05/15/2044 (j)(l)	1,500	1,323
3.625% due 02/15/2044 (l)	2,200	2,017
3.750% due 11/15/2043 (j)	7,600	7,106
4.000% due 11/15/2042	8,800	8,555
4.375% due 08/15/2043 (h)	23,600	24,098
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2031 (j)	20,433	18,176
0.125% due 01/15/2032 (j)	5,661	4,975
0.125% due 02/15/2051	18,790	11,649
0.125% due 02/15/2052	1,216	746
0.250% due 02/15/2050	5,505	3,594
0.625% due 07/15/2032 (j)	2,965	2,710
0.625% due 02/15/2043	937	733
0.750% due 02/15/2045	11,759	9,204
0.875% due 02/15/2047	1,912	1,508
1.000% due 02/15/2049	1,345	1,084
1.250% due 04/15/2028 (h)	6,667	6,496
1.375% due 02/15/2044	2,772	2,481
U.S. Treasury Notes
3.875% due 05/15/2043 (h)	19,000	18,120
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	2,300	1,041

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

0.000% due 08/15/2042 (a)		2,900	1,280

Total U.S. Treasury Obligations (Cost $422,785)			365,769

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		741	639
BAMLL Commercial Mortgage Securities Trust 6.526% due 09/15/2038 •		6,000	5,680
Banc of America Mortgage Trust 6.000% due 05/25/2037		1,179	889
BCAP LLC Trust 4.533% due 03/26/2037 þ		66	64
Bear Stearns Structured Products, Inc. Trust 3.993% due 12/26/2046 ~		280	212
Beast Mortgage Trust 6.526% due 03/15/2036 •		7,500	6,551
Beneria Cowen & Pritzer Collateral Funding Corp. 6.275% due 06/15/2038 ~		8,121	7,308
BSREP Commercial Mortgage Trust 6.426% due 08/15/2038 •		9,851	9,277
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 04/25/2037 •		2,314	720
DC Office Trust 2.965% due 09/15/2045		11,900	9,954
DOLP Trust 2.956% due 05/10/2041		8,600	7,104
DROP Mortgage Trust 6.626% due 10/15/2043 •		6,850	6,343
Extended Stay America Trust
6.556% due 07/15/2038 ~		10,735	10,644
6.556% due 07/15/2038 •		8,028	7,955
GCT Commercial Mortgage Trust 6.276% due 02/15/2038 •		8,100	6,092
Gemgarto PLC 5.810% due 12/16/2067 •	GBP	3,077	3,912
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$5,136	3,676
GSMPS Mortgage Loan Trust 5.870% due 04/25/2036 ~		1,045	861
GSR Mortgage Loan Trust 4.285% due 03/25/2047 ~		977	625
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~		1	1
IndyMac INDX Mortgage Loan Trust 3.646% due 01/25/2036 ~		418	368
JP Morgan Chase Commercial Mortgage Securities Trust
6.236% due 06/15/2038 ~		8,105	7,931
6.276% due 04/15/2038 •		10,772	10,683
JP Morgan Mortgage Trust 6.500% due 07/25/2036		2,074	782
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		5,800	4,337
Lehman Mortgage Trust 6.000% due 09/25/2037		550	511
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		939	924
Morgan Stanley Capital Trust 6.645% due 12/15/2038 •		1,800	1,682
MortgageIT Mortgage Loan Trust 5.930% due 04/25/2036 ~		525	490
One New York Plaza Trust 6.426% due 01/15/2036 •		5,000	4,767
PRPM LLC 6.250% due 08/25/2068 þ		2,848	2,858
Residential Accredit Loans, Inc. Trust 5.850% due 07/25/2036 •		817	762
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~		11,000	10,320
SLG Office Trust 0.258% due 07/15/2041 ~(a)		156,137	2,326
Starwood Mortgage Trust 6.526% due 04/15/2034 •		10,341	10,186
Structured Asset Mortgage Investments Trust 5.730% due 03/25/2037 •		572	192
SUMIT Mortgage Trust
2.789% due 02/12/2041		10,200	7,977
2.850% due 02/12/2041		1,700	1,281
Thornburg Mortgage Securities Trust 5.080% due 10/25/2046 •		320	298
VASA Trust 6.376% due 07/15/2039 •		10,730	9,716
WaMu Mortgage Pass-Through Certificates Trust
4.063% due 12/25/2036 ~		448	382

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

4.311% due 03/25/2037 ~		476	431

Total Non-Agency Mortgage-Backed Securities (Cost $187,424)			167,711

ASSET-BACKED SECURITIES 6.2%
Bear Stearns Asset-Backed Securities Trust
5.356% due 05/25/2035 •		616	612
5.790% due 08/25/2036 •		191	183
College Avenue Student Loans LLC 6.670% due 12/26/2047 •		846	840
Countrywide Asset-Backed Certificates Trust 5.930% due 05/25/2037 •		1,788	1,641
FHF Trust
4.430% due 01/18/2028		5,257	5,190
6.570% due 06/15/2028		2,842	2,834
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		8,597	6,645
2.700% due 01/20/2049		4,090	3,244
4.000% due 04/20/2049		6,520	5,738
5.520% due 02/22/2055		3,099	3,031
Goodleap Sustainable Home Solutions Trust 6.500% due 07/20/2055		1,684	1,735
GSAMP Trust 5.540% due 12/25/2036 ~		250	118
Helios Issuer LLC 5.750% due 12/20/2050		344	354
Hertz Vehicle Financing LLC
5.490% due 06/25/2027		5,000	5,023
5.570% due 09/25/2029		3,000	3,037
HSI Asset Loan Obligation Trust 4.646% due 12/25/2036 •		199	60
JP Morgan Mortgage Acquisition Corp. 3.110% due 10/25/2035 •		1,058	1,029
Lehman XS Trust 5.011% due 01/25/2036 þ		2,670	2,346
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		10,969	8,195
MF1 Ltd. 6.706% due 02/19/2037 •		7,731	7,607
Morgan Stanley ABS Capital, Inc. Trust
5.600% due 01/25/2037 •		2,591	1,151
5.770% due 06/25/2036 •		533	441
6.720% due 07/25/2037 •		400	337
Morgan Stanley IXIS Real Estate Capital Trust 5.620% due 11/25/2036 •		7,991	2,682
Morgan Stanley Mortgage Loan Trust 6.190% due 04/25/2037 •		263	74
Mosaic Solar Loan Trust
2.640% due 01/20/2053		9,977	8,551
5.910% due 11/20/2053		1,805	1,809
New Century Home Equity Loan Trust 8.470% due 01/25/2033 •		630	535
Option One Mortgage Loan Trust 5.690% due 02/25/2037 •		3,413	1,683
Ready Capital Mortgage Financing LLC 7.908% due 10/25/2039 •		5,268	5,313
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,359	1,128
Service Experts Issuer 2.670% due 02/02/2032		4,771	4,438
Sunnova Helios Issuer LLC 5.300% due 05/20/2050		2,137	2,093
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		12,184	10,792
5.400% due 04/30/2058		1,982	1,934
Sunrun Demeter Issuer 2.270% due 01/30/2057		15,061	12,766
Tesla Auto Lease Trust 5.860% due 08/20/2025		2,000	2,004
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		2,000	2,021

Total Asset-Backed Securities (Cost $133,268)			119,214

SOVEREIGN ISSUES 5.7%
BNG Bank NV 3.500% due 05/19/2028		4,000	3,906
European Union 0.400% due 02/04/2037	EUR	10,500	8,586
Italy Buoni Poliennali Del Tesoro 1.300% due 05/15/2028 (d)		5,569	6,146
Japan International Cooperation Agency 2.750% due 04/27/2027		$4,500	4,264
Korea Housing Finance Corp. 4.625% due 02/24/2028		5,000	4,994

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		11,000	10,542
4.000% due 06/01/2028		3,400	3,386
Province of Ontario
1.550% due 11/01/2029	CAD	33,500	22,676
2.650% due 02/05/2025		24,325	17,999
Province of Quebec 2.600% due 07/06/2025		19,600	14,453
Sweden Government International Bond 0.125% due 09/09/2030	SEK	155,000	13,645

Total Sovereign Issues (Cost $124,031)			110,597

		SHARES
PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)		4,900,000	4,649

Total Preferred Securities (Cost $4,900)			4,649

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
COMMERCIAL PAPER 0.2%
Intercontinental Exchange, Inc.
5.600% due 01/02/2024		$1,900	1,899
5.600% due 01/03/2024		1,500	1,499

			3,398

REPURCHASE AGREEMENTS (g) 0.4%			8,232

U.S. TREASURY BILLS 0.1%
5.400% due 02/08/2024 - 02/15/2024 (b)(c)(l)		1,045	1,039

Total Short-Term Instruments (Cost $12,671)			12,669

Total Investments in Securities (Cost $2,896,483)			2,714,028

Total Investments 140.7% (Cost $2,896,483)			$2,714,028
Financial Derivative Instruments (i)(k) (0.5)%(Cost or Premiums, net $12,704)			(10,034)
Other Assets and Liabilities, net (40.2)%			(774,434)

Net Assets 100.0%			$1,929,560

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.014%	01/25/2026	01/18/2022	$6,500	$6,249	0.32%
Citigroup, Inc.	6.075	01/25/2026	01/18/2022	6,500	6,463	0.34

$13,000	$12,712	0.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.420%	12/29/2023	01/02/2024	$4,800	U.S. Treasury Bonds 3.750% due 08/15/2041	$(4,895)	$4,800	$4,803
FICC	2.600	12/29/2023	01/02/2024	3,432	U.S. Treasury Notes 4.875% due 11/30/2025	(3,501)	3,432	3,433

Total Repurchase Agreements	$(8,396)	$8,232	$8,236

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.550%	12/29/2023	01/12/2024	$(56,117)	$(56,152)
BSN	5.510	12/14/2023	01/04/2024	(69,789)	(69,992)
DEU	5.490	12/11/2023	01/04/2024	(18,800)	(18,862)
5.500	12/13/2023	01/04/2024	(8,418)	(8,444)

Total Reverse Repurchase Agreements	$(153,450)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.470%	11/14/2023	01/10/2024	$(27,345)	$(27,550)
5.470	12/11/2023	01/10/2024	(6,659)	(6,681)
5.480	12/05/2023	02/07/2024	(17,529)	(17,604)
5.480	12/11/2023	01/12/2024	(6,659)	(6,682)

Total Sale-Buyback Transactions	$(58,517)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2054	$14,000	$(11,046)	$(11,458)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

Total Short Sales (0.6)%	$(11,046)	$(11,458)

(h)	Securities with an aggregate market value of $217,905 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(35,999) at a weighted average interest rate of 5.017%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(148) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	627	$148,352	$(3,159)	$8	$0
3-Month SOFR Active Contract June Futures	09/2024	856	204,338	1,380	43	0
Canada Government 10-Year Bond March Futures	03/2024	172	16,119	518	4	0
U.S. Treasury 2-Year Note March Futures	03/2024	231	47,566	496	29	0

$(765)	$84	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2024	856	$(205,237)	$(1,640)	$0	$(64)
Australia Government 10-Year Bond March Futures	03/2024	60	(4,770)	(141)	24	(30)
Euro-Bund March Futures	03/2024	361	(54,686)	(1,652)	566	0
Japan Government 10-Year Bond March Futures	03/2024	23	(23,931)	(196)	55	(36)
U.S. Treasury 5-Year Note March Futures	03/2024	976	(106,163)	(2,393)	0	(84)
U.S. Treasury 10-Year Note March Futures	03/2024	1,098	(123,954)	(3,731)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	721	(85,089)	(3,266)	68	0

$(13,019)	$713	$(214)

Total Futures Contracts	$(13,784)	$797	$(214)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.750%	$8,600	$5	$86	$91	$0	$(3)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	800	$(4)	$89	$85	$0	$(8)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052	1,800	178	918	1,096	36	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054	100	(5)	(17)	(22)	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.068	Semi-Annual	09/18/2026	JPY	378,900	0	(30)	(30)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	900,000	193	(220)	(27)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038	100,000	(51)	85	34	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038	290,000	(99)	227	128	6	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		150,000	(72)	127	55	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		67,300	(28)	56	28	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,256,100	929	1,859	2,788	106	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		150,000	0	100	100	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		1,650,000	(14)	1,712	1,698	123	0
Receive	1-Day USD-SOFR Compounded-OIS	5.388	Annual	10/18/2024		$35,700	0	(115)	(115)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		8,100	(29)	(66)	(95)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		91,800	1,592	75	1,667	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	07/17/2025		13,100	(2)	5	3	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/20/2025		56,400	1,236	(235)	1,001	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		12,700	(65)	(393)	(458)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		4,300	(9)	(8)	(17)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		41,600	4,156	533	4,689	35	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		1,700	(8)	(101)	(109)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		1,800	(8)	(76)	(84)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,700	(7)	(61)	(68)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		900	(4)	(24)	(28)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,700	(7)	(48)	(55)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		900	(4)	(18)	(22)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(4)	(22)	(26)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		800	(4)	(11)	(15)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,800	8,301	3,977	12,278	162	0
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	2,300	(4)	(50)	(54)	9	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		2,100	(4)	(42)	(46)	8	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		1,300	(2)	(32)	(34)	5	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,400	(3)	(21)	(24)	0	(24)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(45)	(48)	9	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		1,100	(4)	(55)	(59)	13	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		1,600	(6)	(54)	(60)	18	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(37)	(40)	12	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	11,700	(142)	359	217	9	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		2,800	(5)	24	19	1	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		6,100	(173)	281	108	5	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	17,100	(64)	(840)	(904)	0	(28)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		900	(2)	(34)	(36)	3	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		1,100	(2)	(38)	(40)	4	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		3,800	(85)	145	60	0	(37)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(74)	(79)	15	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		700	(3)	(49)	(52)	8	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		1,300	(6)	(94)	(100)	15	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	61,750	(915)	4,151	3,236	0	(688)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036	10,920	498	2,652	3,150	134	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	17,100	496	(2,275)	(1,779)	483	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	139,100	(1,576)	1,311	(265)	44	0
Pay	CAONREPO Index	4.820	Semi-Annual	07/13/2025	11,900	0	83	83	5	0
Pay	CAONREPO Index	4.750	Semi-Annual	07/14/2025	29,900	0	177	177	13	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025	88,300	(1,380)	853	(527)	33	0
Receive(5)	CAONREPO Index	3.500	Semi-Annual	06/01/2032	15,800	(58)	(373)	(431)	0	(20)
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033	5,500	(21)	(214)	(235)	0	(6)

$12,689	$14,027	$26,716	$1,338	$(843)

Total Swap Agreements	$12,694	$14,113	$26,807	$1,338	$(846)

(j)

Securities with an aggregate market value of $12,013 and cash of $18,601 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2024	$12,061	AUD	18,207	$349	$0
BOA	01/2024	GBP	933	$1,185	0	(4)
01/2024	JPY	145,445	986	0	(47)
BPS	01/2024	EUR	3,520	3,834	0	(53)
01/2024	GBP	3,558	4,513	0	(22)
01/2024	JPY	243,000	1,651	0	(74)
01/2024	$1,344	CAD	1,828	35	0
01/2024	3,312	GBP	2,613	19	0
01/2024	ZAR	240,669	$12,982	0	(157)
02/2024	TWD	23,104	727	0	(36)
03/2024	IDR	24,464,152	1,587	0	(1)
03/2024	$1,088	TWD	34,289	47	0
BRC	03/2024	4	THB	147	0	0
CBK	01/2024	ZAR	47,693	$2,507	0	(97)
DUB	01/2024	MXN	200,008	11,410	0	(316)
03/2024	SGD	10,658	8,051	0	(53)
GLM	01/2024	CAD	75,476	55,539	0	(1,428)
02/2024	BRL	56,659	11,093	0	(552)
03/2024	IDR	32,806,631	2,137	6	0
JPM	02/2024	$7,991	INR	667,600	13	0
03/2024	CNH	857	$119	0	(2)
03/2024	TWD	59,403	1,911	0	(57)
MBC	01/2024	EUR	1,801	1,977	0	(11)
01/2024	JPY	216,300	1,518	0	(17)
01/2024	$4,917	AUD	7,416	137	0
MYI	01/2024	EUR	54,979	$60,429	0	(279)
03/2024	IDR	109,013,722	7,087	8	0
03/2024	$1,941	IDR	29,880,264	0	(1)
NGF	03/2024	929	TWD	29,191	38	0
SCX	01/2024	SEK	13,764	$1,325	0	(40)
03/2024	IDR	21,409,207	1,397	7	0
03/2024	$9,796	THB	338,616	190	0
03/2024	590	TWD	18,614	27	0
UAG	01/2024	GBP	19,332	$24,465	0	(177)
01/2024	SEK	136,757	13,251	0	(312)
01/2024	$3,977	AUD	5,995	109	0
01/2024	ZAR	20,727	$1,086	0	(46)

Total Forward Foreign Currency Contracts	$985	$(3,782)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC GBP versus USD			$1.200	09/26/2024	5,100	$168	$54

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.050%	05/28/2024	25,200	$29	$8
CBK	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.433	02/06/2024	10,300	55	98
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	12/13/2024	12,800	145	89
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.975	05/29/2024	25,200	28	10
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.443	02/06/2024	10,500	56	103
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.636	10/07/2024	18,100	326	827

							$639	$1,135

Total Purchased Options							$807	$1,189

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC GBP versus USD			$1.100	09/26/2024	10,200	$(105)	$(23)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	500	$(2)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	500	(2)	(1)
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	05/28/2024	12,600	(29)	(57)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	800	(4)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	800	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	1,700	(8)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	1,700	(8)	0
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	7,800	(61)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	7,800	(61)	(125)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	1,700	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	1,700	(7)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	1,200	(4)	(14)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	1,200	(4)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	800	(3)	(2)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	37,500	(293)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	37,500	(293)	(601)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	900	(4)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	900	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	900	(4)	(3)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	900	(4)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	900	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	900	(4)	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.195	05/29/2024	12,600	(28)	(47)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	1,600	(7)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	1,600	(8)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	1,600	(8)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	1,600	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	1,600	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	1,600	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	1,600	(7)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	800	(3)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	1,600	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	1,600	(7)	(5)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	1,900	(4)	(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	1,900	(4)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	900	(4)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	900	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	900	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	900	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	900	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	900	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	900	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	900	(4)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	1,600	(6)	(25)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	1,600	(6)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	1,200	(5)	(9)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	1,200	(5)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	1,700	(8)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	1,700	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	1,700	(8)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	800	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	1,700	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	800	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	900	(4)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	900	(4)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	1,200	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	1,200	(5)	(2)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	900	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	900	(4)	(2)

							$(1,048)	$(1,156)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	$101.094	02/06/2024	2,000	$(8)	$(16)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	1,500	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	99.070	02/06/2024	27,100	(110)	(202)

$(122)	$(219)

Total Written Options	$(1,275)	$(1,398)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Chile Government International Bond	1.000%	Quarterly	12/20/2027	0.354%	$1,400	$(42)	$76	$34	$0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.354	8,800	(286)	500	214	0
GST	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.354	9,500	(271)	501	230	0
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.354	16,500	(457)	857	400	0

$(1,056)	$1,934	$878	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$123,000	$1,534	$(10,515)	$0	$(8,981)

Total Swap Agreements	$478	$(8,581)	$878	$(8,981)

(l)

Securities with an aggregate market value of $13,419 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$427,053	$0	$427,053
Industrials	0	135,112	0	135,112
Utilities	0	213,998	0	213,998
Municipal Bonds & Notes
California	0	4,008	0	4,008
Michigan	0	2,563	0	2,563
New York	0	1,636	0	1,636
U.S. Government Agencies	0	1,149,049	0	1,149,049
U.S. Treasury Obligations	0	365,769	0	365,769
Non-Agency Mortgage-Backed Securities	0	167,710	1	167,711
Asset-Backed Securities	0	119,214	0	119,214
Sovereign Issues	0	110,597	0	110,597
Preferred Securities
Financials	0	4,649	0	4,649
Short-Term Instruments
Commercial Paper	0	3,398	0	3,398
Repurchase Agreements	0	8,232	0	8,232
U.S. Treasury Bills	0	1,039	0	1,039

Total Investments	$0	$2,714,027	$1	$2,714,028

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,458)	$0	$(11,458)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	649	1,486	0	2,135
Over the counter	0	3,052	0	3,052

	$649	$4,538	$0	$5,187
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(66)	(994)	0	(1,060)
Over the counter	0	(14,161)	0	(14,161)

	$(66)	$(15,155)	$0	$(15,221)

Total Financial Derivative Instruments	$583	$(10,617)	$0	$(10,034)

Totals	$583	$2,691,952	$1	$2,692,536

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Consolidated Schedule of Investments PIMCO Total Return Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Altice France SA 10.894% due 08/15/2028		$11,337	$10,218
American Airlines, Inc. 10.427% due 04/20/2028		9,450	9,722
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		86,735	78,061
Citadel Securities LP 7.714% due 07/29/2030		6,500	6,523
Encina Private Credit LLC TBD% - 9.241% due 11/30/2025 «µ		10,820	10,595
Forward Air Corp. 9.856% due 12/19/2030		23,700	22,535
GHH Holdings Ltd. 7.145% (SONIA03M + 1.850%) due 12/04/2024 «~(m)	GBP	49,316	61,720
Kre Broadway Owner LLC TBD% (TSFR1M + 1.750%) due 11/10/2024 «~		$101,477	67,055
Project Quasar Pledgco SLU 7.083% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	69,104	73,915
U.S. Renal Care, Inc. 10.470% (H15T1Y + 1.500%) due 06/20/2028		$586	447
United Airlines, Inc. 9.220% (H15T1Y + 1.500%) due 04/21/2028		12,261	12,322
Worldpay LLC TBD% due 09/20/2030		18,300	18,403

Total Loan Participations and Assignments (Cost $422,361)			371,516

CORPORATE BONDS & NOTES 22.7%
BANKING & FINANCE 13.1%
ABN AMRO Bank NV
2.470% due 12/13/2029 •		5,300	4,667
6.339% due 09/18/2027		5,200	5,317
6.575% due 10/13/2026		5,500	5,594
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		45,000	45,784
AerCap Ireland Capital DAC
2.875% due 08/14/2024		37,500	36,799
3.500% due 01/15/2025		10,450	10,221
4.450% due 10/01/2025		22,600	22,192
4.450% due 04/03/2026		3,900	3,832
4.875% due 01/16/2024		1,000	999
AIB Group PLC
4.263% due 04/10/2025 •		4,000	3,979
7.583% due 10/14/2026 •		1,100	1,136
Aircastle Ltd.
2.850% due 01/26/2028		54,500	48,673
4.125% due 05/01/2024		2,000	1,985
4.250% due 06/15/2026		1,500	1,450
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2028		600	576
Ally Financial, Inc.
2.200% due 11/02/2028		890	758
5.800% due 05/01/2025		3,800	3,807
6.848% due 01/03/2030		8,400	8,637
American Assets Trust LP 3.375% due 02/01/2031		28,500	23,263
American Express Co.
2.550% due 03/04/2027		1,960	1,837
6.338% due 10/30/2026		7,700	7,855
American Homes 4 Rent LP
2.375% due 07/15/2031		2,600	2,147
3.625% due 04/15/2032		3,100	2,778
4.250% due 02/15/2028		6,678	6,489
4.900% due 02/15/2029		53,900	53,364
American Honda Finance Corp.
6.036% due 01/10/2025		79,200	79,283
6.106% due 11/22/2024		29,400	29,451
American Tower Corp.
2.100% due 06/15/2030		11,000	9,235
2.400% due 03/15/2025		700	677
2.750% due 01/15/2027		23,000	21,576

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

3.375% due 10/15/2026		4,165	3,993
3.950% due 03/15/2029		1,000	955
Antares Holdings LP
3.950% due 07/15/2026		6,200	5,771
7.950% due 08/11/2028		20,600	21,345
Aon Corp. 2.800% due 05/15/2030		13,300	11,801
Asian Development Bank 6.000% due 02/05/2026	BRL	43,700	8,612
Aviation Capital Group LLC
3.500% due 11/01/2027		$1,000	922
4.125% due 08/01/2025		33,233	32,281
4.375% due 01/30/2024		3,800	3,794
4.875% due 10/01/2025		3,800	3,727
5.500% due 12/15/2024		20,062	19,964
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		17,549	15,564
3.950% due 07/01/2024		40,900	40,365
5.250% due 05/15/2024		672	669
Banco BTG Pactual SA
2.750% due 01/11/2026		7,600	7,182
4.500% due 01/10/2025		3,000	2,950
Banco General SA 4.875% due 01/11/2029		500	490
Banco Santander Chile 2.700% due 01/10/2025		3,050	2,969
Banco Santander SA
2.746% due 05/28/2025		1,400	1,352
3.496% due 03/24/2025		30,600	29,976
3.892% due 05/24/2024		2,600	2,582
4.175% due 03/24/2028 •		19,200	18,493
6.527% due 11/07/2027		15,800	16,349
6.607% due 11/07/2028		15,800	16,835
Bangkok Bank PCL 3.466% due 09/23/2036 •(l)		3,000	2,520
Bank of America Corp.
0.981% due 09/25/2025 •		8,900	8,592
1.197% due 10/24/2026 •		26,600	24,719
2.551% due 02/04/2028 •		38,300	35,498
3.384% due 04/02/2026 •		24,550	23,891
3.419% due 12/20/2028 •		27,497	25,920
3.559% due 04/23/2027		6,600	6,355
3.824% due 01/20/2028 •		2,004	1,927
3.841% due 04/25/2025 •		37,000	36,768
4.376% due 04/27/2028 •		4,900	4,792
5.933% due 09/15/2027		48,200	49,203
6.775% due 09/15/2027		25,000	25,151
Bank of America NA 6.422% due 08/18/2026		8,100	8,135
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		26,400	26,711
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026		11,100	11,340
Barclays PLC
2.852% due 05/07/2026 •		48,600	46,878
2.894% due 11/24/2032 •		2,209	1,812
3.125% due 01/17/2024	GBP	200	255
6.375% due 12/15/2025 •(j)(l)		1,100	1,338
6.490% due 09/13/2029		$17,500	18,237
6.496% due 09/13/2027		42,300	43,504
7.301% due 09/13/2027		29,000	29,105
7.325% due 11/02/2026 •		40,000	41,348
7.385% due 11/02/2028 •		31,700	33,897
7.437% due 11/02/2033 •		3,191	3,575
BGC Group, Inc.
4.375% due 12/15/2025		4,500	4,322
8.000% due 05/25/2028		18,100	18,913
Block Financial LLC 3.875% due 08/15/2030		8,300	7,595
Blue Owl Finance LLC 3.125% due 06/10/2031		2,000	1,650
BNP Paribas SA
1.904% due 09/30/2028 •		39,900	35,478
2.219% due 06/09/2026 •		23,200	22,159
2.819% due 11/19/2025 •		9,300	9,065
2.871% due 04/19/2032 •		5,800	4,910
4.625% due 02/25/2031 •(j)(l)		12,400	10,019
4.705% due 01/10/2025 •		97,900	97,893
5.125% due 01/13/2029 •		16,800	16,931
5.198% due 01/10/2030 •		33,000	33,065
Boston Properties LP
2.450% due 10/01/2033		4,076	3,106
3.400% due 06/21/2029		28,441	25,544
BPCE SA
6.612% due 10/19/2027		29,050	29,918
6.714% due 10/19/2029		16,700	17,602

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

7.003% due 10/19/2034		5,400	5,875
Brandywine Operating Partnership LP
3.950% due 11/15/2027		13,116	11,732
4.550% due 10/01/2029		16,500	14,469
7.800% due 03/15/2028		1,900	1,924
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,223
3.900% due 03/15/2027		3,090	2,949
4.125% due 06/15/2026		8,500	8,239
Brookfield Finance, Inc.
4.000% due 04/01/2024		427	425
4.350% due 04/15/2030		11,200	10,811
Brown & Brown, Inc. 2.375% due 03/15/2031		2,600	2,133
CaixaBank SA
3.750% due 02/15/2029 •	EUR	4,900	5,403
6.750% due 06/13/2024 •(j)(l)		400	442
Cape Lookout Re Ltd. 10.677% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		$57,700	57,103
Capital One Financial Corp.
2.636% due 03/03/2026 •		7,300	6,998
4.166% due 05/09/2025 •		19,900	19,754
4.250% due 04/30/2025		33,780	33,300
4.927% due 05/10/2028 •		22,600	22,225
4.985% due 07/24/2026 •		12,200	12,065
Carlyle Finance LLC 5.650% due 09/15/2048		2,660	2,487
Citigroup, Inc.
2.014% due 01/25/2026 •(m)		4,000	3,845
2.572% due 06/03/2031 •(m)		38,100	32,565
3.070% due 02/24/2028 •		71,900	67,782
4.658% due 05/24/2028 •		2,400	2,382
6.075% (SOFRRATE + 0.694%) due 01/25/2026 ~(m)		4,700	4,673
6.842% (US0003M + 1.250%) due 07/01/2026 ~		7,050	7,075
Citrus Re Ltd. 10.572% (T-BILL 3MO + 5.100%) due 06/07/2029 ~		30,000	30,064
CNA Financial Corp. 2.050% due 08/15/2030		1,200	1,000
Consumers 2023 Securitization Funding LLC
5.210% due 09/01/2031		2,600	2,662
5.550% due 03/01/2027		33,700	33,855
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		6,000	5,575
1.106% due 02/24/2027 •		24,700	22,632
4.375% due 08/04/2025		22,300	21,913
4.655% due 08/22/2028 •		32,000	31,538
Corebridge Global Funding 5.750% due 07/02/2026		2,500	2,534
Corporate Office Properties LP
2.250% due 03/15/2026		5,390	5,030
2.750% due 04/15/2031		2,700	2,186
CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	1,627
1.625% due 04/23/2027		28,900	23,518
Credit Agricole SA
1.247% due 01/26/2027 •		$7,800	7,186
1.907% due 06/16/2026 •		13,200	12,530
6.316% due 10/03/2029		15,250	15,988
Credit Suisse AG
0.250% due 01/05/2026	EUR	2,100	2,177
3.700% due 02/21/2025		$4,400	4,313
4.750% due 08/09/2024		11,150	11,086
5.185% (EUR003M + 1.230%) due 05/31/2024 ~	EUR	7,000	7,755
5.779% (SOFRINDX + 0.390%) due 02/02/2024 ~		$1,560	1,559
7.500% due 02/15/2028		22,400	24,546
7.950% due 01/09/2025		21,100	21,580
Credit Suisse AG AT1 Claim		27,500	3,298
Crown Castle, Inc.
2.900% due 03/15/2027		500	468
3.700% due 06/15/2026		600	579
4.800% due 09/01/2028		4,000	3,951
5.600% due 06/01/2029		8,100	8,289
CubeSmart LP 2.500% due 02/15/2032		3,500	2,915
Danske Bank AS
1.621% due 09/11/2026 •		9,200	8,594
3.773% due 03/28/2025 •		19,850	19,750
4.298% due 04/01/2028 •		18,900	18,330
5.375% due 01/12/2024		2,611	2,610
6.259% due 09/22/2026		11,500	11,706
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	19,900	21,055
1.625% due 01/20/2027		46,900	48,686
1.750% due 01/17/2028		12,300	12,609
2.129% due 11/24/2026 •(m)		$22,800	21,385
2.311% due 11/16/2027 •		30,400	27,814

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

2.625% due 12/16/2024	GBP	7,500	9,270
3.035% due 05/28/2032 •(m)		$400	334
3.547% due 09/18/2031 •		50,650	44,480
3.700% due 05/30/2024		3,000	2,970
3.729% due 01/14/2032 •(m)		800	671
3.961% due 11/26/2025 •		286,405	281,773
6.119% due 07/14/2026 •		6,600	6,666
6.620% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	17,733
Digital Euro Finco LLC 2.625% due 04/15/2024	EUR	200	220
Digital Realty Trust LP
3.600% due 07/01/2029		$26,910	25,262
4.450% due 07/15/2028		43,490	42,527
DNB Bank ASA 1.127% due 09/16/2026 •		12,100	11,233
East Lane Re Ltd. 14.582% due 03/31/2026		13,400	13,466
Empower Finance LP
1.357% due 09/17/2027		15,600	13,929
1.776% due 03/17/2031		4,100	3,309
EPR Properties
3.600% due 11/15/2031		15,100	12,538
3.750% due 08/15/2029		14,900	13,123
4.500% due 06/01/2027		7,800	7,366
4.950% due 04/15/2028		25,572	24,282
Equinix, Inc.
1.000% due 09/15/2025		58,500	54,599
1.550% due 03/15/2028		38,144	33,494
2.500% due 05/15/2031		14,790	12,564
3.200% due 11/18/2029		4,600	4,229
Equitable Holdings, Inc. 4.350% due 04/20/2028		3,400	3,288
Essex Portfolio LP
1.650% due 01/15/2031		5,665	4,491
2.550% due 06/15/2031		1,180	989
3.375% due 04/15/2026		880	850
3.500% due 04/01/2025		6,100	5,962
European Bank for Reconstruction & Development 1.625% due 09/27/2024		11,500	11,219
European Investment Bank 2.875% due 06/13/2025		4,540	4,435
Extra Space Storage LP
2.200% due 10/15/2030		3,400	2,833
2.400% due 10/15/2031		4,000	3,303
3.500% due 07/01/2026		5,600	5,378
4.000% due 06/15/2029		500	477
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		6,100	6,015
Federal Realty OP LP 3.500% due 06/01/2030		11,900	10,793
Federation des Caisses Desjardins du Quebec 4.400% due 08/23/2025		10,100	9,978
Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	4,063
3.400% due 06/15/2030		1,800	1,606
Fifth Third Bacorp 4.055% due 04/25/2028 •		9,000	8,586
First American Financial Corp. 4.000% due 05/15/2030		8,290	7,466
Fish Pond Re Ltd. 9.332% due 01/08/2027 «(c)		9,400	9,408
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,800	1,959
2.330% due 11/25/2025		1,700	1,824
2.386% due 02/17/2026		4,575	4,916
2.748% due 06/14/2024	GBP	3,900	4,905
2.900% due 02/16/2028		$6,900	6,201
3.021% due 03/06/2024	EUR	14,300	15,742
3.250% due 09/15/2025		7,800	8,509
3.375% due 11/13/2025		$17,400	16,658
3.664% due 09/08/2024		6,000	5,907
3.810% due 01/09/2024		7,100	7,097
4.000% due 11/13/2030		13,100	11,764
4.134% due 08/04/2025		800	778
4.389% due 01/08/2026		500	487
4.535% due 03/06/2025	GBP	4,400	5,531
4.542% due 08/01/2026		$9,200	8,913
4.675% due 12/01/2024 •	EUR	2,700	2,988
4.687% due 06/09/2025		$2,600	2,555
5.113% due 05/03/2029		7,650	7,446
5.125% due 06/16/2025		32,700	32,303
5.584% due 03/18/2024		85,410	85,305
Franklin Resources, Inc. 1.600% due 10/30/2030		11,300	9,224
G City Europe Ltd. 4.250% due 09/11/2025	EUR	28,200	28,675

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

GA Global Funding Trust 1.625% due 01/15/2026		$8,200	7,553
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,117
GATX Corp. 4.000% due 06/30/2030		24,100	22,484
General Motors Financial Co., Inc. 5.100% due 01/17/2024		15,680	15,675
Glitner Banki HF 0.000% due 12/31/2030 «	EUR	27	0
Globe Life, Inc. 2.150% due 08/15/2030		$12,500	10,464
GLP Capital LP
3.250% due 01/15/2032		400	338
3.350% due 09/01/2024		4,800	4,741
4.000% due 01/15/2030		19,400	17,722
4.000% due 01/15/2031		2,800	2,525
5.250% due 06/01/2025		4,090	4,078
5.300% due 01/15/2029		3,100	3,084
5.375% due 04/15/2026		1,500	1,492
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		300	299
1.948% due 10/21/2027 •		8,600	7,870
3.272% due 09/29/2025 •		35,100	34,510
3.500% due 04/01/2025		4,400	4,303
4.223% due 05/01/2029 •		3,000	2,904
5.798% due 08/10/2026		31,500	31,819
6.460% due 08/10/2026		29,300	29,307
6.484% due 10/24/2029		38,500	40,878
6.811% (US0003M + 1.170%) due 05/15/2026 ~		5,300	5,335
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		25,700	23,950
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	9,410
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		10,400	9,717
GSPA Monetization Trust 6.422% due 10/09/2029		11,182	10,860
Guardian Life Global Funding 1.250% due 11/19/2027		10,700	9,456
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		2,590	2,125
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		24,100	22,232
HAT Holdings LLC 3.750% due 09/15/2030		14,555	12,277
Healthcare Realty Holdings LP
2.000% due 03/15/2031		7,900	6,328
2.050% due 03/15/2031		3,100	2,405
3.100% due 02/15/2030		2,800	2,452
Highwoods Realty LP
3.050% due 02/15/2030		600	497
4.200% due 04/15/2029		3,600	3,262
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	6,830
3.500% due 09/15/2030		2,800	2,500
HSBC Holdings PLC
5.402% due 08/11/2033 •		900	904
5.875% due 09/28/2026 •(j)(l)	GBP	16,600	20,155
5.887% due 08/14/2027		$25,600	25,966
6.254% due 03/09/2034 •		13,550	14,409
6.965% due 08/14/2027		26,300	26,441
7.390% due 11/03/2028 •		61,500	65,939
Hudson Pacific Properties LP
3.250% due 01/15/2030		24,000	17,654
3.950% due 11/01/2027		4,400	3,689
4.650% due 04/01/2029		7,300	5,931
5.950% due 02/15/2028		11,117	9,839
ING Groep NV
1.400% due 07/01/2026 •		25,700	24,200
3.875% due 05/16/2027 •(j)(l)		200	163
4.017% due 03/28/2028 •		7,600	7,376
4.250% due 05/16/2031 •(j)(l)		200	146
Intercontinental Exchange, Inc. 3.000% due 06/15/2050		5,500	3,941
Intesa Sanpaolo SpA
3.250% due 09/23/2024		41,900	41,149
7.200% due 11/28/2033		3,900	4,160
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		1,500	1,195
2.300% due 11/15/2028		3,250	2,884
2.700% due 01/15/2034		3,900	3,138
JAB Holdings BV 2.200% due 11/23/2030		335	270
Jackson National Life Global Funding 6.586% (SOFRRATE + 1.150%) due 06/28/2024 ~		20,100	20,141

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

JPMorgan Chase & Co.
0.969% due 06/23/2025 •		6,224	6,080
1.470% due 09/22/2027 •		25,900	23,476
1.578% due 04/22/2027 •		9,900	9,140
2.083% due 04/22/2026		3,753	3,596
2.182% due 06/01/2028 •		56,450	51,656
2.595% due 02/24/2026 •		25,700	24,901
2.739% due 10/15/2030 •		5,800	5,161
2.947% due 02/24/2028 •		39,550	37,227
3.960% due 01/29/2027		6,500	6,352
4.851% due 07/25/2028 •		7,200	7,206
5.299% due 07/24/2029		30,600	31,068
6.070% due 10/22/2027		18,800	19,347
6.087% due 10/23/2029		5,000	5,260
6.195% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	4,958
JPMorgan Chase Bank NA 6.417% due 12/08/2026		52,200	52,405
Kilroy Realty LP
2.500% due 11/15/2032		10,600	8,038
2.650% due 11/15/2033		4,800	3,645
3.050% due 02/15/2030		6,700	5,705
4.250% due 08/15/2029		5,549	5,095
4.375% due 10/01/2025		900	876
4.750% due 12/15/2028		3,300	3,148
Kimco Realty OP LLC
1.900% due 03/01/2028		8,600	7,590
3.200% due 04/01/2032		1,780	1,550
3.300% due 02/01/2025		7,200	7,047
KKR Group Finance Co. LLC
3.500% due 08/25/2050		13,500	9,622
3.750% due 07/01/2029		5,300	4,977
Kookmin Bank 4.500% due 02/01/2029 (l)		2,500	2,400
Lazard Group LLC
4.375% due 03/11/2029		3,700	3,584
4.500% due 09/19/2028		7,000	6,819
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		10,440	10,340
Lloyds Bank PLC 0.000% due 04/02/2032 þ		43,800	28,319
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	22,400	15,018
4.375% due 03/22/2028		$2,300	2,250
4.947% due 06/27/2025 •(j)(l)	EUR	1,900	2,051
5.750% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	6,818
5.985% due 08/07/2027		$1,100	1,120
Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	7,317
2.250% due 05/13/2025		41,100	43,984
3.250% due 11/13/2028		10,900	11,466
LXP Industrial Trust
2.375% due 10/01/2031		$6,200	4,986
2.700% due 09/15/2030		900	747
Manulife Financial Corp. 3.703% due 03/16/2032		4,300	4,035
MassMutual Global Funding 6.346% due 07/10/2026		58,800	59,160
Metropolitan Life Global Funding 3.450% due 12/18/2026		17,500	16,865
Mid-America Apartments LP 2.750% due 03/15/2030		500	438
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		21,200	20,011
1.640% due 10/13/2027 •		6,200	5,648
2.193% due 02/25/2025		3,500	3,383
2.801% due 07/18/2024		33,700	33,220
3.407% due 03/07/2024		938	934
5.406% due 04/19/2034		4,500	4,664
5.422% due 02/22/2029 •		18,800	19,153
5.441% due 02/22/2034 •		1,800	1,861
5.475% due 02/22/2031 •		5,100	5,230
5.719% due 02/20/2026 •		9,500	9,543
6.339% (SOFRRATE + 0.940%) due 02/20/2026 ~		1,900	1,901
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		12,300	10,038
2.201% due 07/10/2031 •		29,200	24,327
2.555% due 09/13/2025 •		35,400	34,694
5.414% due 09/13/2028 •		24,400	24,745
Morgan Stanley
3.620% due 04/17/2025 •		7,000	6,959
4.679% due 07/17/2026 •		1,711	1,696
5.449% due 07/20/2029		3,400	3,466
6.407% due 11/01/2029		33,800	35,844
6.534% (SOFRRATE + 1.165%) due 04/17/2025 ~		41,300	41,352
Morgan Stanley Bank NA
5.479% due 07/16/2025		15,300	15,447

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

5.882% due 10/30/2026		34,000	34,974
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		18,150	17,503
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026		15,800	16,115
National Health Investors, Inc. 3.000% due 02/01/2031		6,990	5,597
Nationwide Building Society
3.960% due 07/18/2030 •		34,800	32,537
5.264% due 11/10/2026		15,500	15,798
6.557% due 10/18/2027		23,450	24,289
NatWest Group PLC
0.750% due 11/15/2025 •	EUR	7,609	8,169
3.073% due 05/22/2028 •		$25,900	24,068
4.892% due 05/18/2029 •		19,600	19,266
6.016% due 03/02/2034 •		2,000	2,102
8.000% due 08/10/2025 •(j)(l)		1,200	1,205
NatWest Markets PLC 3.479% due 03/22/2025		9,600	9,410
New York Life Insurance Co. 3.750% due 05/15/2050		5,600	4,489
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	27,172
2.000% due 03/09/2026		23,900	21,973
2.450% due 09/15/2028		500	429
2.750% due 03/09/2028		8,550	7,551
6.282% (US0003M + 0.640%) due 03/08/2024 ~		21,600	21,591
Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	42,155
2.172% due 07/14/2028		1,500	1,319
2.679% due 07/16/2030		9,500	8,104
5.842% due 01/18/2028		13,500	13,797
6.070% due 07/12/2028		12,000	12,399
6.181% due 01/18/2033		29,800	31,952
Norinchukin Bank 2.080% due 09/22/2031		19,700	16,153
Nuveen Finance LLC 4.125% (H15T1Y + 1.500%) due 11/01/2024		5,475	5,394
Old Republic International Corp. 3.875% due 08/26/2026		2,850	2,742
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	18,703
3.625% due 10/01/2029		14,300	12,626
5.250% due 01/15/2026		33,800	33,631
OneMain Finance Corp. 6.875% due 03/15/2025		20,100	20,363
Ontario Teachers' Cadillac Fairview Properties Trust 4.125% due 02/01/2029		4,700	4,440
ORIX Corp. 4.000% due 04/13/2032		1,800	1,695
Pacific Life Global Funding 1.200% due 06/24/2025		1,600	1,518
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		937	935
Physicians Realty LP 3.950% due 01/15/2028		3,900	3,719
Piedmont Operating Partnership LP 3.150% due 08/15/2030		19,300	14,629
Pinnacol Assurance 8.625% due 06/25/2034 «(m)		15,000	16,381
Primerica, Inc. 2.800% due 11/19/2031		8,000	6,774
Principal Life Global Funding
1.250% due 06/23/2025		4,600	4,356
1.250% due 08/16/2026		14,000	12,701
Prudential Funding Asia PLC 3.125% due 04/14/2030		800	726
Realty Income Corp.
2.200% due 06/15/2028		550	493
3.100% due 12/15/2029		7,200	6,604
3.875% due 04/15/2025		2,800	2,756
3.950% due 08/15/2027		1,100	1,070
4.625% due 11/01/2025		6,600	6,562
4.875% due 06/01/2026		6,600	6,610
Regency Centers LP 3.700% due 06/15/2030		1,680	1,563
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		6,300	5,658
Royal Bank of Canada 4.875% due 01/12/2026		19,600	19,658
Sanders Re Ltd. 17.092% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		17,400	13,706
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	754
3.450% due 06/02/2025		18,700	18,183

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		2,500	2,137
6.534% due 01/10/2029 •		25,600	26,518
SBA Tower Trust
1.884% due 07/15/2050		24,900	23,118
2.328% due 07/15/2052		12,200	10,788
2.836% due 01/15/2050		3,987	3,852
Scentre Group Trust
3.500% due 02/12/2025		1,000	979
3.625% due 01/28/2026		7,100	6,888
4.375% due 05/28/2030		5,250	4,992
Simon Property Group LP 2.000% due 09/13/2024		3,000	2,933
SITE Centers Corp. 4.700% due 06/01/2027		3,000	2,953
Societe Generale SA
1.488% due 12/14/2026 •		25,200	23,214
1.792% due 06/09/2027 •		16,000	14,574
6.446% due 01/10/2029 •		25,400	26,297
6.447% due 01/12/2027 •		31,000	31,559
6.691% due 01/10/2034 •		32,100	33,933
Spirit Realty LP
2.100% due 03/15/2028		6,400	5,689
3.200% due 02/15/2031		5,800	5,123
3.400% due 01/15/2030		5,800	5,287
4.000% due 07/15/2029		2,590	2,460
Standard Chartered PLC
1.456% due 01/14/2027 •		11,600	10,633
1.822% due 11/23/2025 •		37,800	36,415
3.971% due 03/30/2026 •		23,000	22,439
6.170% due 01/09/2027 •		33,846	34,378
6.187% due 07/06/2027		1,500	1,526
6.301% due 01/09/2029 •		20,000	20,541
6.337% (SOFRRATE + 0.930%) due 11/23/2025 ~		14,200	14,131
6.750% due 02/08/2028		400	412
Starwood Property Trust, Inc. 4.375% due 01/15/2027		2,000	1,887
Stifel Financial Corp. 4.000% due 05/15/2030		32,600	29,604
STORE Capital Corp.
2.700% due 12/01/2031		600	455
2.750% due 11/18/2030		4,160	3,255
Sumitomo Mitsui Finance & Leasing Co. Ltd. 2.512% due 01/22/2025		2,800	2,716
Sumitomo Mitsui Financial Group, Inc.
1.474% (H15T1Y + 1.500%) due 07/08/2025		40,400	38,241
1.902% (H15T1Y + 1.500%) due 09/17/2028		22,107	19,366
2.448% (H15T1Y + 1.500%) due 09/27/2024		10,700	10,473
2.472% (H15T1Y + 1.500%) due 01/14/2029		18,800	16,744
5.464% (H15T1Y + 1.500%) due 01/13/2026		6,900	6,969
5.520% (H15T1Y + 1.500%) due 01/13/2028		39,550	40,503
5.880% (H15T1Y + 1.500%) due 07/13/2026		2,300	2,353
6.796% (SOFRRATE + 1.430%) due 01/13/2026 ~		28,000	28,222
Sun Communities Operating LP
2.300% (H15T1Y + 1.500%) due 11/01/2028		4,900	4,291
2.700% (H15T1Y + 1.500%) due 07/15/2031		1,800	1,501
4.200% (H15T1Y + 1.500%) due 04/15/2032		6,300	5,753
SVB Financial Group 3.125% due 06/05/2030 ^(d)		8,700	5,720
Swedbank AB 3.356% (H15T1Y + 1.500%) due 04/04/2025		17,500	17,143
Synchrony Bank
5.400% (H15T1Y + 1.500%) due 08/22/2025		12,700	12,516
5.625% (H15T1Y + 1.500%) due 08/23/2027		12,500	12,297
Synchrony Financial 5.150% (H15T1Y + 1.500%) due 03/19/2029		5,450	5,301
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	7,964	9,874
5.661% due 10/13/2041		7,988	10,274
5.744% due 04/13/2040		5,989	7,721
5.801% due 10/13/2040		21,655	28,254
Toronto-Dominion Bank
2.800% (H15T1Y + 1.500%) due 03/10/2027		$6,900	6,519
5.156% (H15T1Y + 1.500%) due 01/10/2028		10,000	10,158
Toyota Motor Credit Corp. 5.920% due 08/22/2024		33,000	33,034
Truist Financial Corp.
5.122% (H15T1Y + 1.500%) due 01/26/2034 •		1,350	1,308
5.900% (H15T1Y + 1.500%) due 10/28/2026 •		5,800	5,852
U.S. Bancorp 4.839% (H15T1Y + 1.500%) due 02/01/2034 •		800	767
UBS AG
5.125% due 05/15/2024 (l)		1,700	1,688
6.348% due 09/11/2025		17,100	17,147
UBS Group AG
0.625% due 01/18/2033	EUR	4,600	3,844

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

0.650% due 01/14/2028 •		2,000	2,020
0.650% due 09/10/2029		1,200	1,130
1.000% due 06/24/2027 •		1,500	1,555
1.250% due 07/17/2025 •		1,700	1,846
2.125% due 09/12/2025 •	GBP	800	993
2.125% due 10/13/2026 •	EUR	1,360	1,460
2.125% due 11/15/2029 •	GBP	800	905
2.193% due 06/05/2026 •		$53,250	50,671
2.250% due 06/09/2028 •	GBP	1,100	1,273
2.593% due 09/11/2025 •		$23,800	23,290
2.875% due 04/02/2032 •	EUR	2,200	2,274
3.091% due 05/14/2032 •		$3,300	2,812
3.750% (H15T1Y + 1.500%) due 03/26/2025		45,535	44,648
3.869% due 01/12/2029 •		43,400	40,952
4.125% (H15T1Y + 1.500%) due 04/15/2026		38,200	37,326
4.194% due 04/01/2031 •		2,550	2,377
4.253% (H15T1Y + 1.500%) due 03/23/2028		4,200	4,057
4.282% due 01/09/2028		500	485
4.375% (H15T1Y + 1.500%) due 02/10/2031 •(j)(l)		2,000	1,585
4.550% (H15T1Y + 1.500%) due 04/17/2026		5,300	5,233
4.751% (H15T1Y + 1.500%) due 05/12/2028 •		2,800	2,759
4.965% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	4,800	5,309
5.711% (H15T1Y + 1.500%) due 01/12/2027 •		$42,000	42,248
5.959% (H15T1Y + 1.500%) due 01/12/2034 •		19,000	19,658
6.246% due 09/22/2029		18,900	19,730
6.301% due 09/22/2034		10,000	10,594
6.327% due 12/22/2027		42,600	43,928
6.373% due 07/15/2026 •		250	253
6.442% due 08/11/2028 •		21,900	22,757
6.537% due 08/12/2033 •		12,500	13,347
7.000% due 09/30/2027 •	GBP	900	1,196
7.750% due 03/01/2029 •	EUR	2,600	3,312
9.016% due 11/15/2033 •		$19,950	24,539
UniCredit SpA 2.569% (COF 11 + 1.250%) due 09/22/2026 •		13,600	12,794
Ursa Re Ltd.
10.832% due 12/07/2026		16,800	16,799
14.582% due 12/07/2026		25,000	24,881
Ventas Realty LP
3.000% (H15T1Y + 1.500%) due 01/15/2030		33,600	29,697
4.125% (H15T1Y + 1.500%) due 01/15/2026		3,000	2,927
VICI Properties LP 4.750% (H15T1Y + 1.500%) due 02/15/2028		18,250	17,877
Virgin Money U.K. PLC 4.000% due 09/03/2027 •	GBP	2,300	2,783
WEA Finance LLC 3.750% (H15T1Y + 1.500%) due 09/17/2024		$12,300	12,083
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	4,724
2.188% due 04/30/2026		$2,027	1,944
2.393% due 06/02/2028 •		17,500	16,036
2.406% due 10/30/2025 •		18,534	18,034
3.350% due 03/02/2033 •		7,680	6,710
3.526% due 03/24/2028 •		28,700	27,394
3.908% due 04/25/2026 •		3,000	2,942
4.478% due 04/04/2031 •		3,447	3,333
4.808% due 07/25/2028 •		3,500	3,476
5.574% due 07/25/2029		48,800	49,857
6.303% due 10/23/2029		16,600	17,505
Wells Fargo Bank NA
5.450% due 08/07/2026		4,200	4,270
5.550% due 08/01/2025		2,800	2,830
6.488% due 12/11/2026		6,900	6,942
Welltower OP LLC
3.100% due 01/15/2030		24,700	22,304
4.250% due 04/01/2026		800	788
Willis North America, Inc. 2.950% due 09/15/2029		2,200	1,970
WP Carey, Inc.
2.450% due 02/01/2032		2,000	1,627
4.000% due 02/01/2025		4,350	4,287
4.250% due 10/01/2026		1,700	1,662
4.600% due 04/01/2024		5,500	5,477

			7,168,089

INDUSTRIALS 6.7%
7-Eleven, Inc.
0.800% due 02/10/2024		1,446	1,438
1.300% due 02/10/2028		4,600	4,028
1.800% due 02/10/2031		11,500	9,353
AbbVie, Inc. 3.600% due 05/14/2025		300	295
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		12,328	11,322

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Air Canada Pass-Through Trust
3.300% due 07/15/2031	1,254	1,128
3.600% due 09/15/2028	3,237	3,048
5.250% due 10/01/2030	10,029	9,843
Aker BP ASA 4.000% due 01/15/2031	1,100	1,011
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	14,392	14,006
Alcon Finance Corp. 2.600% due 05/27/2030	6,000	5,204
Altice France SA 5.125% due 07/15/2029	4,000	3,117
Amdocs Ltd. 2.538% due 06/15/2030	12,100	10,443
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,325	1,127
3.000% due 04/15/2030	14,050	12,698
3.150% due 08/15/2033	22,631	19,842
3.200% due 12/15/2029	11,429	10,422
3.250% due 04/15/2030	5,988	5,239
3.350% due 04/15/2031	10,643	9,624
3.375% due 11/01/2028	8,117	7,446
3.500% due 08/15/2033	4,253	3,627
3.575% due 07/15/2029	6,135	5,728
3.600% due 03/22/2029	5,802	5,437
3.650% due 02/15/2029	4,100	3,801
3.650% due 12/15/2029	3,560	3,187
3.700% due 04/01/2028	3,591	3,345
American Airlines, Inc. 5.750% due 04/20/2029	8,000	7,807
Amgen, Inc.
5.150% due 03/02/2028	35,060	35,907
5.250% due 03/02/2030	8,100	8,331
Amphenol Corp. 3.200% due 04/01/2024	1,900	1,889
AutoNation, Inc. 4.750% due 06/01/2030	6,715	6,489
Bacardi Ltd. 4.450% due 05/15/2025	18,200	17,961
Banner Health 1.897% due 01/01/2031	1,900	1,576
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	7,700	5,689
BayCare Health System, Inc. 3.831% due 11/15/2050	2,700	2,244
Bayer U.S. Finance LLC
4.250% due 12/15/2025	22,600	22,033
4.375% due 12/15/2028	28,700	27,300
6.125% due 11/21/2026	31,800	32,342
6.250% due 01/21/2029	39,500	40,409
6.375% due 11/21/2030	35,000	36,036
6.500% due 11/21/2033	2,000	2,068
Berry Global, Inc. 1.570% due 01/15/2026	8,809	8,188
Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,549
3.080% due 07/01/2051	7,000	4,524
Black Knight InfoServ LLC 3.625% due 09/01/2028	4,400	4,175
Boardwalk Pipelines LP 3.400% due 02/15/2031	5,000	4,471
Boeing Co.
1.433% due 02/04/2024	72,290	71,987
1.950% due 02/01/2024	95,900	95,592
2.196% due 02/04/2026	10,550	9,970
2.750% due 02/01/2026	63,290	60,600
British Airways Pass-Through Trust
2.900% due 09/15/2036	740	634
3.300% due 06/15/2034	5,116	4,558
3.350% due 12/15/2030	4,834	4,382
3.800% due 03/20/2033	1,506	1,410
4.250% due 05/15/2034	5,131	4,790
Broadcom, Inc.
2.450% due 02/15/2031	58,100	49,715
2.600% due 02/15/2033	7,500	6,183
3.137% due 11/15/2035	185,937	152,749
3.187% due 11/15/2036	35,082	28,448
3.419% due 04/15/2033	29,454	25,883
3.469% due 04/15/2034	35,560	30,953
3.500% due 02/15/2041	10,100	8,015
4.150% due 11/15/2030	5,463	5,221
4.300% due 11/15/2032	48,280	46,343
4.926% due 05/15/2037	65,714	63,637
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	11,100	7,930

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Centene Corp.
4.250% due 12/15/2027	5,306	5,117
4.625% due 12/15/2029	7,000	6,720
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	8,500	7,065
Charter Communications Operating LLC
2.250% due 01/15/2029	1,250	1,085
3.500% due 06/01/2041	7,900	5,591
3.700% due 04/01/2051	2,200	1,433
3.850% due 04/01/2061	2,040	1,273
4.400% due 04/01/2033	1,850	1,709
4.908% due 07/23/2025	37,400	37,066
6.484% due 10/23/2045	1,500	1,475
7.289% (US0003M + 1.650%) due 02/01/2024 ~	60,500	60,500
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	4,515
CommonSpirit Health 3.910% due 10/01/2050	24,400	19,232
Conagra Brands, Inc. 1.375% due 11/01/2027	12,490	10,969
Constellation Brands, Inc. 3.700% due 12/06/2026	2,800	2,729
Continental Resources, Inc. 4.375% due 01/15/2028	4,889	4,738
CoStar Group, Inc. 2.800% due 07/15/2030	9,600	8,170
Cox Communications, Inc. 2.950% due 10/01/2050	4,700	3,020
CRH America Finance, Inc.
3.400% due 05/09/2027	1,600	1,529
4.500% due 04/04/2048	4,900	4,544
CVS Health Corp.
2.125% due 09/15/2031	4,200	3,479
3.250% due 08/15/2029	8,700	8,112
CVS Pass-Through Trust 8.353% due 07/10/2031	151	163
DAE Funding LLC 1.625% due 02/15/2024	500	497
Dell International LLC
6.020% due 06/15/2026	9,796	10,030
6.200% due 07/15/2030	4,700	5,045
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	1,819	1,615
Discovery Communications LLC 4.650% due 05/15/2050	13,700	11,022
Duke University 2.832% due 10/01/2055	31,400	21,388
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024	8,400	8,184
eBay, Inc. 2.700% due 03/11/2030	900	801
Elevance Health, Inc. 2.375% due 01/15/2025	2,000	1,943
Emory University
1.566% due 09/01/2025	2,100	1,996
2.143% due 09/01/2030	12,300	10,589
2.969% due 09/01/2050	23,500	16,738
Enbridge, Inc.
5.900% due 11/15/2026	2,300	2,362
6.000% due 11/15/2028	21,100	22,168
Energy Transfer LP
2.900% due 05/15/2025	1,500	1,455
4.950% due 05/15/2028	4,290	4,273
5.000% due 05/15/2050	200	179
6.050% due 12/01/2026	6,200	6,378
6.100% due 12/01/2028	1,500	1,580
6.400% due 12/01/2030	4,000	4,281
Entergy Louisiana LLC 1.600% due 12/15/2030	4,100	3,288
EQM Midstream Partners LP
6.000% due 07/01/2025	3,304	3,305
6.500% due 07/01/2027	5,000	5,094
Equifax, Inc. 3.100% due 05/15/2030	2,390	2,141
Essential Utilities, Inc.
2.400% due 05/01/2031	1,890	1,580
3.351% due 04/15/2050	1,800	1,277
Expedia Group, Inc.
3.250% due 02/15/2030	7,430	6,816
4.625% due 08/01/2027	5,000	4,980
6.250% due 05/01/2025	17,044	17,220
Ferguson Finance PLC 3.250% due 06/02/2030	4,400	3,940
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	4,000	3,697

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Fiserv, Inc. 2.650% due 06/01/2030		47,580	41,862
Flex Ltd. 4.875% due 05/12/2030		27,200	26,720
Ford Foundation 2.415% due 06/01/2050		5,100	3,377
Ford Motor Co. 3.250% due 02/12/2032		11,800	9,819
Fortune Brands Innovations, Inc. 3.250% due 09/15/2029		17,112	15,826
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,200	2,300
GE Capital Funding LLC 4.550% due 05/15/2032		$40,055	39,227
GE Capital U.K. Funding Unlimited Co. 5.875% due 01/18/2033	GBP	300	412
General Electric Co.
6.034% (US0003M + 0.380%) due 05/05/2026 ~		$2,640	2,623
7.500% due 08/21/2035		2,100	2,483
Global Payments, Inc.
1.200% due 03/01/2026		9,000	8,272
2.650% due 02/15/2025		3,930	3,811
2.900% due 05/15/2030		18,292	16,101
3.200% due 08/15/2029		5,300	4,808
GN Bondco LLC 9.500% due 10/15/2031		8,100	7,919
Gray Oak Pipeline LLC 3.450% due 10/15/2027		23,200	21,602
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		14,700	15,351
6.510% due 02/23/2042		800	847
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031		1,700	1,798
Hamilton College 4.750% due 07/01/2113		29,370	24,399
HCA, Inc.
5.200% due 06/01/2028		10,150	10,261
5.375% due 09/01/2026		26,700	26,835
5.500% due 06/01/2033		10,100	10,263
5.875% due 02/01/2029		1,700	1,756
Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028		10,000	8,797
4.200% due 05/01/2030		3,500	3,338
Hyundai Capital America
0.800% due 01/08/2024		21,900	21,885
1.000% due 09/17/2024		32,500	31,473
1.650% due 09/17/2026		73,100	66,468
2.100% due 09/15/2028		33,000	28,871
5.500% due 03/30/2026		17,500	17,598
5.875% due 04/07/2025		11,992	12,059
5.950% due 09/21/2026		11,800	12,006
6.000% due 07/11/2025		70,300	70,876
6.250% due 11/03/2025		25,000	25,384
6.500% due 01/16/2029		8,400	8,875
6.539% due 08/04/2025		43,900	43,891
Imperial Brands Finance PLC
3.125% due 07/26/2024		20,130	19,803
3.500% due 07/26/2026		34,025	32,479
3.875% due 07/26/2029		35,650	33,290
4.250% due 07/21/2025		15,205	14,944
Infor, Inc. 1.750% due 07/15/2025		12,500	11,792
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,300	4,842
International Flavors & Fragrances, Inc.
1.230% due 10/01/2025		8,700	8,059
3.268% due 11/15/2040		5,100	3,658
JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,068	5,981
2.950% due 11/15/2029		490	421
4.000% due 05/15/2034		4,139	3,799
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		7,406	6,461
Kinder Morgan, Inc. 7.750% due 01/15/2032		5,100	5,805
Leidos, Inc.
2.300% due 02/15/2031		13,600	11,390
3.625% due 05/15/2025		1,800	1,755
4.375% due 05/15/2030		3,300	3,161
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		14,600	11,853
LifePoint Health, Inc. 11.000% due 10/15/2030		9,200	9,700
Marriott International, Inc.
3.500% due 10/15/2032		27,640	24,656
3.600% due 04/15/2024		11,400	11,345

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

4.625% due 06/15/2030		1,600	1,572
5.450% due 09/15/2026		16,500	16,792
Mather Foundation 2.675% due 10/01/2031		1,050	874
Mattel, Inc. 3.375% due 04/01/2026		4,300	4,093
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		300	291
Micron Technology, Inc.
2.703% due 04/15/2032		1,400	1,177
4.975% due 02/06/2026		10,200	10,203
MidMichigan Health 3.409% due 06/01/2050		29,500	21,219
Mileage Plus Holdings LLC 6.500% due 06/20/2027		980	983
Moody's Corp. 3.250% due 05/20/2050		1,200	886
Motorola Solutions, Inc. 2.300% due 11/15/2030		16,770	14,170
MPLX LP 4.700% due 04/15/2048		7,200	6,221
National Fuel Gas Co. 2.950% due 03/01/2031		10,900	9,141
NetApp, Inc.
1.875% due 06/22/2025		4,700	4,474
2.700% due 06/22/2030		31,100	27,482
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,100	3,291
3.522% due 09/17/2025		$122,700	118,186
4.345% due 09/17/2027		132,900	127,239
4.810% due 09/17/2030		41,900	39,198
NVR, Inc. 3.000% due 05/15/2030		1,323	1,179
NXP BV
2.700% due 05/01/2025		4,788	4,618
3.150% due 05/01/2027		4,100	3,894
3.400% due 05/01/2030		1,700	1,563
3.875% due 06/18/2026		37,682	36,727
4.300% due 06/18/2029		2,100	2,042
5.000% due 01/15/2033		455	456
5.350% due 03/01/2026		13,800	13,877
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		4,000	2,504
Occidental Petroleum Corp. 6.950% due 07/01/2024		519	521
OCI NV 6.700% due 03/16/2033		6,100	6,236
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (g)(j)		38,250	1,315
ONEOK Partners LP 6.850% due 10/15/2037		2,200	2,434
Oracle Corp.
2.800% due 04/01/2027		300	283
2.950% due 04/01/2030		1,500	1,354
3.600% due 04/01/2050		11,100	8,232
3.850% due 04/01/2060		13,100	9,511
4.650% due 05/06/2030		1,500	1,495
Orlando Health Obligated Group 3.327% due 10/01/2050		1,100	812
PeaceHealth Obligated Group 3.218% due 11/15/2050		8,900	5,851
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		11,100	10,969
Petroleos Mexicanos 10.000% due 02/07/2033		13,700	13,771
President & Fellows of Harvard College 2.517% due 10/15/2050		550	372
Qorvo, Inc. 1.750% due 12/15/2024		716	687
Quanta Services, Inc.
0.950% due 10/01/2024		1,100	1,061
2.900% due 10/01/2030		4,000	3,512
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		8,190	6,738
2.800% due 09/15/2050		5,500	3,630
Renesas Electronics Corp.
1.543% due 11/26/2024		9,460	9,107
2.170% due 11/25/2026		3,801	3,471
Rolls-Royce PLC 5.750% due 10/15/2027		1,200	1,203
Royalty Pharma PLC 1.200% due 09/02/2025		11,900	11,109
S&P Global, Inc. 2.700% due 03/01/2029		6,900	6,386
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		34,100	33,340

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Sands China Ltd.
4.300% due 01/08/2026		600	577
5.375% due 08/08/2025		300	296
Santos Finance Ltd. 6.875% due 09/19/2033		18,100	19,211
Skyworks Solutions, Inc. 1.800% due 06/01/2026		380	352
Southern Co.
1.750% due 03/15/2028		7,190	6,400
3.700% due 04/30/2030		4,000	3,771
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		6,800	6,022
9.375% due 11/30/2029		8,000	8,764
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,309	3,962
Sprint Spectrum Co. LLC
4.738% due 03/20/2025		5,750	5,703
5.152% due 09/20/2029		42,075	41,908
Sutter Health 3.361% (H15T1Y + 1.500%) due 08/15/2050		26,400	19,616
Syngenta Finance NV 4.892% (H15T1Y + 1.500%) due 04/24/2025		3,751	3,703
T-Mobile USA, Inc.
1.500% (H15T1Y + 1.500%) due 02/15/2026		21,400	19,933
2.050% (H15T1Y + 1.500%) due 02/15/2028		1,000	903
2.550% (H15T1Y + 1.500%) due 02/15/2031		30,100	25,940
3.400% (H15T1Y + 1.500%) due 10/15/2052		15,500	11,302
3.500% (H15T1Y + 1.500%) due 04/15/2025		5,700	5,583
3.875% (H15T1Y + 1.500%) due 04/15/2030		27,657	26,234
Tennessee Gas Pipeline Co. LLC
2.900% (H15T1Y + 1.500%) due 03/01/2030		9,635	8,491
7.000% (H15T1Y + 1.500%) due 10/15/2028		3,900	4,230
Textron, Inc. 2.450% (H15T1Y + 1.500%) due 03/15/2031		3,900	3,325
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	9,100	8,593
1.250% due 01/31/2032		7,800	6,505
Transcontinental Gas Pipe Line Co. LLC 3.250% (H15T1Y + 1.500%) due 05/15/2030		$3,200	2,902
Transurban Finance Co. Pty. Ltd. 2.450% (H15T1Y + 1.500%) due 03/16/2031		5,000	4,165
U.S. Airways Pass-Through Trust
3.950% (H15T1Y + 1.500%) due 05/15/2027		3,994	3,819
4.625% (H15T1Y + 1.500%) due 12/03/2026		1,082	1,052
United Airlines Pass-Through Trust
2.700% (H15T1Y + 1.500%) due 11/01/2033		6,834	5,797
2.900% (H15T1Y + 1.500%) due 11/01/2029		1,407	1,228
3.100% (H15T1Y + 1.500%) due 01/07/2030		4,278	3,907
3.450% (H15T1Y + 1.500%) due 06/01/2029		3,963	3,684
3.450% (H15T1Y + 1.500%) due 01/07/2030		1,699	1,518
3.500% (H15T1Y + 1.500%) due 09/01/2031		6,058	5,531
3.750% (H15T1Y + 1.500%) due 03/03/2028		1,107	1,056
4.000% (H15T1Y + 1.500%) due 10/11/2027		2,087	1,995
4.150% due 10/11/2025		1,933	1,924
4.150% (H15T1Y + 1.500%) due 02/25/2033		10,250	9,473
4.300% (H15T1Y + 1.500%) due 02/15/2027		830	805
5.800% (H15T1Y + 1.500%) due 07/15/2037		47,500	48,355
5.875% (H15T1Y + 1.500%) due 04/15/2029		47,055	47,695
United Airlines, Inc. 4.375% (H15T1Y + 1.500%) due 04/15/2026		1,900	1,853
Utah Acquisition Sub, Inc. 3.950% due 06/15/2026		8,800	8,508
Venture Global LNG, Inc. 9.875% (H15T1Y + 1.500%) due 02/01/2032		1,400	1,459
Verisk Analytics, Inc. 3.625% (H15T1Y + 1.500%) due 05/15/2050		10,800	8,193
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	10,000	11,893
VMware, Inc.
1.800% (H15T1Y + 1.500%) due 08/15/2028		$3,000	2,632
4.500% (H15T1Y + 1.500%) due 05/15/2025		11,358	11,254
4.650% (H15T1Y + 1.500%) due 05/15/2027		12,010	11,914
4.700% (H15T1Y + 1.500%) due 05/15/2030		19,100	18,852
Volkswagen Group of America Finance LLC
2.850% (H15T1Y + 1.500%) due 09/26/2024		17,200	16,868
3.200% (H15T1Y + 1.500%) due 09/26/2026		3,700	3,514
3.350% (H15T1Y + 1.500%) due 05/13/2025		27,445	26,747
4.750% (H15T1Y + 1.500%) due 11/13/2028		39,500	39,133
5.700% (H15T1Y + 1.500%) due 09/12/2026		6,800	6,901
6.000% (H15T1Y + 1.500%) due 11/16/2026		25,950	26,586
6.200% (H15T1Y + 1.500%) due 11/16/2028		13,950	14,646
6.349% due 09/12/2025		8,700	8,721
Volkswagen International Finance NV 5.547% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	10,400	11,600
Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026		$9,200	8,750

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Warnermedia Holdings, Inc. 3.755% due 03/15/2027		4,800	4,601
Weir Group PLC 2.200% due 05/13/2026		18,700	17,395
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,419
4.700% due 09/15/2028		6,100	6,037
Woodside Finance Ltd. 3.650% due 03/05/2025		100	98
Worldline SA 4.125% due 09/12/2028	EUR	4,800	5,261
WPP Finance 3.750% due 09/19/2024		$300	295
Xylem, Inc. 3.250% due 11/01/2026		2,400	2,313

			3,663,655

UTILITIES 2.9%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		7,185	5,648
AEP Texas, Inc. 3.950% due 06/01/2028		5,800	5,589
AES Corp.
2.450% due 01/15/2031		10,600	8,912
3.300% due 07/15/2025		20,050	19,326
3.950% due 07/15/2030		23,167	21,447
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	7,625
American Transmission Systems, Inc. 5.000% due 09/01/2044		700	651
Appalachian Power Co. 2.700% due 04/01/2031		23,700	20,260
Arizona Public Service Co.
2.600% due 08/15/2029		6,400	5,723
3.350% due 05/15/2050		14,000	9,957
AT&T, Inc.
2.750% due 06/01/2031		40,350	35,391
3.850% due 06/01/2060		1,140	852
Atmos Energy Corp. 1.500% due 01/15/2031		5,400	4,394
Black Hills Corp. 2.500% due 06/15/2030		6,600	5,557
Boston Gas Co. 3.150% due 08/01/2027		2,900	2,728
CenterPoint Energy Houston Electric LLC 5.200% due 10/01/2028		6,600	6,814
Clearway Energy Operating LLC 3.750% due 02/15/2031		10,700	9,437
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030		8,200	8,485
Constellation Energy Generation LLC 3.250% due 06/01/2025		9,100	8,847
Dominion Energy, Inc. 2.250% due 08/15/2031		9,550	7,916
Duke Energy Carolinas LLC 2.550% due 04/15/2031		6,500	5,645
Duke Energy Corp. 2.450% due 06/01/2030		8,600	7,503
Duke Energy Progress LLC 2.000% due 08/15/2031		22,400	18,519
Edison International 5.750% due 06/15/2027		4,700	4,803
EDP Finance BV 1.710% due 01/24/2028		38,300	34,058
Electricite de France SA
5.700% due 05/23/2028		5,000	5,177
9.125% due 03/15/2033 (j)		13,700	15,329
Enel Finance America LLC
2.875% due 07/12/2041		2,800	1,909
7.100% due 10/14/2027		13,700	14,629
Enel Finance International NV
1.375% due 07/12/2026		17,400	15,857
1.875% due 07/12/2028		11,300	9,877
2.250% due 07/12/2031		800	651
2.650% due 09/10/2024		178,101	173,981
4.625% due 06/15/2027		35,600	35,250
5.000% due 06/15/2032		12,900	12,593
Entergy Corp.
1.900% due 06/15/2028		2,100	1,862
2.800% due 06/15/2030		6,100	5,372
3.750% due 06/15/2050		7,700	5,824
Evergy Metro, Inc. 2.250% due 06/01/2030		12,600	10,758
Exelon Corp.
2.750% due 03/15/2027		770	726

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

3.950% due 06/15/2025	933	918
Fells Point Funding Trust 3.046% due 01/31/2027	8,500	8,015
FirstEnergy Corp.
1.600% due 01/15/2026	5,500	5,119
2.250% due 09/01/2030	12,000	10,121
4.150% due 07/15/2027	2,000	1,925
Florida Power & Light Co. 3.700% due 12/01/2047	600	486
FORESEA Holding SA 7.500% due 06/15/2030	14,001	12,980
Georgia Power Co.
3.250% due 03/15/2051	9,900	7,173
6.144% due 05/08/2025	31,800	31,877
India Green Power Holdings 4.000% due 02/22/2027	5,500	5,053
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	11,370	10,527
ITC Holdings Corp. 2.950% due 05/14/2030	25,900	22,791
Kentucky Utilities Co. 3.300% due 06/01/2050	5,200	3,811
Massachusetts Electric Co. 1.729% due 11/24/2030	3,400	2,701
Metropolitan Edison Co. 4.300% due 01/15/2029	1,760	1,705
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	9,400	9,348
Monongahela Power Co. 3.550% due 05/15/2027	4,400	4,216
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	10,290	8,089
8.000% due 03/01/2032	165	198
New York State Electric & Gas Corp.
1.950% due 10/01/2030	18,300	14,643
2.150% due 10/01/2031	3,410	2,719
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	71,790	61,453
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	983
4.278% due 12/15/2028	17,600	16,896
NRG Energy, Inc. 3.875% due 02/15/2032	225	193
ONEOK, Inc.
5.550% due 11/01/2026	2,700	2,748
5.650% due 11/01/2028	7,200	7,459
5.800% due 11/01/2030	6,400	6,658
5.850% due 01/15/2026	7,700	7,818
6.050% due 09/01/2033	41,100	43,565
6.350% due 01/15/2031	11,100	11,865
6.625% due 09/01/2053	30,000	33,612
Pacific Gas & Electric Co.
2.100% due 08/01/2027	28,879	26,048
2.500% due 02/01/2031	39,700	32,787
2.950% due 03/01/2026	4,050	3,839
3.150% due 01/01/2026	35,240	33,816
3.250% due 06/01/2031	18,660	16,178
3.300% due 03/15/2027	9,400	8,796
3.300% due 12/01/2027	10,000	9,342
3.300% due 08/01/2040	20,719	15,198
3.400% due 08/15/2024	2,230	2,193
3.450% due 07/01/2025	13,300	12,878
3.500% due 06/15/2025	16,990	16,473
3.500% due 08/01/2050	51,900	35,941
3.750% due 02/15/2024	15,685	15,638
3.750% due 07/01/2028	12,700	11,906
3.750% due 08/15/2042	2,000	1,482
3.950% due 12/01/2047	24,400	17,906
4.000% due 12/01/2046	6,800	4,996
4.200% due 03/01/2029	31,800	30,093
4.250% due 03/15/2046	9,600	7,405
4.300% due 03/15/2045	8,500	6,675
4.400% due 03/01/2032	26,200	24,265
4.450% due 04/15/2042	9,200	7,446
4.500% due 07/01/2040	23,100	19,573
4.500% due 12/15/2041	10,400	8,170
4.550% due 07/01/2030	49,903	47,573
4.600% due 06/15/2043	3,300	2,725
4.650% due 08/01/2028	6,100	5,863
4.750% due 02/15/2044	4,100	3,432
4.950% due 07/01/2050	7,800	6,680
6.100% due 01/15/2029	25,250	26,152
6.150% due 01/15/2033	14,100	14,631
6.400% due 06/15/2033	25,500	26,857
6.750% due 01/15/2053	6,000	6,543

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

PacifiCorp
2.700% due 09/15/2030	100	87
3.300% due 03/15/2051	100	69
Pennsylvania Electric Co. 3.250% due 03/15/2028	600	560
Public Service Co. of Colorado 1.900% due 01/15/2031	6,900	5,736
ReNew Wind Energy AP2 4.500% due 07/14/2028	11,600	10,320
Rio Oil Finance Trust
8.200% due 04/06/2028	1,650	1,691
9.750% due 01/06/2027	16,409	17,094
Rochester Gas & Electric Corp. 1.850% due 12/01/2030	600	480
San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,037	9,950
3.320% due 04/15/2050	1,300	927
Southern California Edison Co.
2.500% due 06/01/2031	12,760	10,942
2.750% due 02/01/2032	23,550	20,280
3.650% due 06/01/2051	15,000	11,323
Southern California Gas Co. 2.950% due 04/15/2027	6,830	6,482
Southwest Gas Corp. 4.050% due 03/15/2032	1,270	1,191
Southwestern Electric Power Co. 4.100% due 09/15/2028	257	249
Southwestern Public Service Co. 3.150% due 05/01/2050	7,900	5,430
Sprint LLC 7.125% due 06/15/2024	200	201
System Energy Resources, Inc. 2.140% (H15T1Y + 1.500%) due 12/09/2025	18,500	17,231
Toledo Edison Co. 2.650% (H15T1Y + 1.500%) due 05/01/2028	18,667	16,839
Trans-Allegheny Interstate Line Co. 3.850% (H15T1Y + 1.500%) due 06/01/2025	500	490
Virginia Electric & Power Co. 4.450% (H15T1Y + 1.500%) due 02/15/2044	10	9
VTR Comunicaciones SpA 5.125% (H15T1Y + 1.500%) due 01/15/2028	1,645	824
WEC Energy Group, Inc.
1.375% due 10/15/2027	3,725	3,295
1.800% due 10/15/2030	16,190	13,219

		1,597,966

Total Corporate Bonds & Notes (Cost $13,135,853)		12,429,710

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	4,579
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,339
2.534% due 06/01/2028	5,100	4,724
2.584% due 06/01/2029	3,600	3,282
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	2
7.550% due 04/01/2039	2	2
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	230
University of California Revenue Bonds, Series 2012 4.858% (H15T1Y + 1.500%) due 05/15/2112	6,770	6,398
University of California Revenue Notes, Series 2020 1.316% (H15T1Y + 1.500%) due 05/15/2027	5,700	5,165

		28,721

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	178

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	49,506	56,402

LOUISIANA 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority 5.048% due 12/01/2034	3,300	3,380

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	19,369
2.127% due 03/15/2032	23,000	19,003
2.227% due 03/15/2033	23,000	18,708
2.277% due 03/15/2034	19,000	15,163
New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	1,300	1,141

		73,384

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	3,312

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	177

TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 4.507% due 11/01/2051	8,385	7,851
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	941
1.946% due 11/01/2028	2,435	2,175
2.046% due 11/01/2029	1,400	1,226
2.096% due 11/01/2030	1,750	1,499

		13,692

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% (H15T1Y + 1.500%) due 06/01/2031	1,630	1,375
3.401% (H15T1Y + 1.500%) due 06/01/2034	10,930	8,872
3.501% (H15T1Y + 1.500%) due 06/01/2035	9,935	7,948

		18,195

Total Municipal Bonds & Notes (Cost $223,429)		197,441

U.S. GOVERNMENT AGENCIES 54.3%
Fannie Mae
0.000% due 02/25/2033 - 11/25/2040 •	356	307
0.000% due 03/25/2036 (b)(g)	735	658
0.000% due 03/25/2036 - 06/25/2055 ~(a)	21,781	1,324
0.618% due 02/25/2037 •(a)	8	1
0.648% due 06/25/2037 •(a)	41	3
0.698% due 12/25/2042 •(a)	894	123
0.797% due 10/25/2043 •	15,546	14,889
0.798% due 05/25/2037 - 01/25/2040 •(a)	472	29
0.848% due 08/25/2042 •(a)	5,873	802
0.928% due 03/25/2037 •(a)	25	2
1.098% due 07/25/2036 •(a)	257	22
1.148% due 12/25/2036 - 06/25/2037 •(a)	159	7
1.188% due 12/25/2036 •(a)	91	9
1.198% due 07/25/2037 •(a)	59	6
1.308% due 05/25/2037 •(a)	22	2
2.242% due 01/25/2031 ~(a)	193,940	15,433
3.000% due 08/25/2040 - 09/01/2057	58,672	53,838
3.500% due 08/25/2042	15,166	13,872
3.623% due 01/01/2035 •	1,205	1,223
3.709% due 01/01/2035 •	15	15
3.715% due 01/01/2036 •	1	1
3.731% due 02/01/2035 •	10	10
3.783% due 02/01/2035 •	360	357
3.795% due 12/01/2034 •	2	2
3.837% due 05/01/2030 •	1	1
3.922% due 01/01/2035 •	569	563
3.928% due 12/01/2033 •	55	55
3.978% due 12/01/2035 •	64	64
3.983% due 01/01/2035 •	562	559
3.990% due 12/01/2036 •	2	2
4.000% due 07/25/2040 - 01/01/2059	18,185	17,425
4.024% due 02/01/2035 •	55	54
4.057% due 01/01/2037 •	4	4
4.066% due 02/01/2035 •	435	433
4.067% due 12/01/2033 •	90	90
4.162% due 03/01/2033 •	9	8
4.175% due 02/01/2035 •	4	4
4.201% due 02/01/2027 •	9	8
4.209% due 03/01/2036 •	82	82
4.250% due 08/01/2024 - 12/01/2024 •	2	1
4.287% due 04/01/2033 - 02/01/2036 •	87	88

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

4.323% due 03/01/2036 •	68	68
4.325% due 04/01/2035 •	6	6
4.438% due 01/01/2035 •	123	123
4.500% due 06/25/2024 - 09/25/2041	80,515	78,921
4.507% due 02/01/2028 •	1	1
4.543% due 03/01/2033 •	16	15
4.547% due 05/01/2035 •	21	21
4.550% due 03/01/2035 •	2	2
4.564% due 02/01/2035 •	118	118
4.592% due 12/01/2034 •	144	144
4.645% due 08/01/2027 •	4	4
4.650% due 12/01/2034 •	3	3
4.690% due 11/01/2025 •	6	6
4.709% due 03/01/2035 •	5	5
4.725% due 12/01/2026 •	3	3
4.750% due 08/01/2025 •	8	8
4.759% due 04/01/2038 •	1	1
4.780% due 05/01/2035 •	517	518
4.788% due 08/01/2035 •	26	25
4.793% due 12/25/2042 ~	4,176	4,001
4.801% due 09/01/2035 •	12	11
4.823% due 04/01/2034 •	15	15
4.837% due 01/01/2036 •	76	77
4.887% due 07/01/2033 •	1	1
4.913% due 09/01/2035 •	291	289
4.933% due 04/01/2027 •	4	4
5.000% due 09/18/2027 - 04/25/2035	326	324
5.000% due 04/25/2043 •	749	699
5.003% due 12/01/2036 •	11	11
5.014% due 06/01/2035 •	34	33
5.035% due 12/01/2027 •	44	44
5.038% due 10/01/2035 •	34	33
5.065% due 05/01/2033 •	6	6
5.136% due 01/01/2036 •	33	33
5.138% due 05/01/2036 •	67	68
5.139% due 03/01/2034 •	376	375
5.152% due 11/01/2037 •	6	6
5.152% due 10/25/2042 ~	3,192	3,204
5.154% due 12/01/2034 •	7	7
5.215% due 01/01/2026 •	2	2
5.250% due 08/01/2027 •	4	4
5.254% due 05/01/2035 •	371	368
5.260% due 05/25/2035 ~	1,236	1,255
5.267% due 07/01/2024 •	1	1
5.284% due 05/01/2037 •	2	2
5.312% due 06/01/2035 •	120	119
5.315% due 05/01/2035 •	4	4
5.328% due 04/01/2035 •	209	207
5.370% due 06/01/2035 •	56	56
5.383% due 12/01/2033 •	133	133
5.435% due 06/01/2034 •	1	1
5.456% due 05/01/2038 •	2,911	2,994
5.480% due 01/01/2036 •	11	11
5.500% due 02/25/2024 - 08/25/2035	20	20
5.522% due 11/01/2035 •	32	31
5.547% due 09/01/2035 •	327	323
5.559% due 11/01/2034 •	57	56
5.563% due 03/25/2034 •	6	6
5.575% due 08/01/2035 •	74	73
5.585% due 10/01/2034 - 12/01/2034 •	84	83
5.593% due 08/25/2034 ~	3	3
5.620% due 12/01/2034 •	12	12
5.624% due 09/01/2034 •	10	10
5.665% due 11/01/2034 •	68	67
5.675% due 09/01/2034 •	32	32
5.692% due 07/25/2037 •	47	46
5.702% due 04/25/2036 - 05/25/2037 •	238	237
5.710% due 06/25/2032 •	1	1
5.718% due 05/01/2034 •	32	31
5.720% due 10/01/2035 •	126	125
5.739% due 06/01/2035 •	4	4
5.740% due 11/01/2032 •	3	3
5.750% due 07/01/2024 •	1	1
5.750% due 12/20/2027 - 08/25/2034	351	351
5.752% due 01/25/2033 - 05/25/2048 •	15,395	14,932
5.758% due 05/01/2035 •	6	6
5.765% due 03/25/2036 •	277	272
5.766% due 07/01/2035 •	147	146
5.772% due 11/25/2036 - 06/25/2037 •	153	150
5.775% due 09/01/2035 •	2	2
5.779% due 08/01/2027 •	27	27
5.785% due 10/01/2034 •	67	66
5.788% due 09/01/2034 •	929	942
5.789% due 08/01/2035 •	81	81
5.792% due 02/01/2036 •	29	29
5.802% due 05/25/2034 - 04/25/2037 ~	421	418

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

5.802% due 05/25/2042 - 03/25/2044 •	631	628
5.805% due 07/01/2035 •	2	2
5.810% due 12/01/2035 •	7	7
5.812% due 03/25/2037 •	4	3
5.822% due 01/25/2037 •	211	208
5.832% due 07/25/2037 •	167	165
5.835% due 05/01/2035 •	5	5
5.838% due 11/01/2025 •	18	18
5.845% due 07/01/2026 - 09/01/2035 •	359	357
5.852% due 06/25/2029 - 06/25/2047 •	21,253	20,731
5.852% due 06/25/2032 ~	27	27
5.853% due 04/18/2028 ~	3	3
5.862% due 09/25/2035 ~	14	14
5.863% due 09/01/2035 •	1	1
5.865% due 10/01/2027	4,604	4,578
5.875% due 10/01/2024 - 09/01/2036 •	36	35
5.876% due 06/01/2035 •	733	738
5.881% due 08/01/2035 •	335	332
5.882% due 11/25/2040 •	1,845	1,825
5.888% due 07/01/2035 •	153	153
5.890% due 08/01/2026 •	4	4
5.895% due 11/01/2031 •	31	31
5.898% due 08/01/2035 •	136	134
5.902% due 10/25/2030 - 04/25/2047 •	27,459	26,734
5.902% due 03/25/2035 ~	458	454
5.903% due 10/18/2030 •	64	64
5.910% due 06/01/2035 •	61	60
5.911% due 11/01/2035 •	194	194
5.912% due 07/25/2036 •	407	404
5.929% due 07/01/2034 •	2	2
5.943% due 09/01/2037 •	5	5
5.950% due 11/01/2034 •	3	3
5.952% due 08/25/2030 - 01/25/2047 •	19,494	19,055
5.952% due 02/25/2042 - 12/25/2049 ~	10,554	10,336
5.955% due 09/01/2024 •	4	4
5.960% due 10/01/2034 •	140	140
5.970% due 07/01/2026 •	1	1
5.972% due 08/01/2035 - 10/25/2040 •	67	68
5.987% due 09/01/2035 •	25	24
5.995% due 11/01/2034 •	99	99
6.000% due 05/17/2027 - 10/25/2044	3,685	3,759
6.002% due 09/25/2041 •	356	353
6.003% due 12/18/2031 •	13	13
6.010% due 09/01/2035 •	98	97
6.015% due 09/01/2035 •	122	122
6.020% due 10/01/2035 •	69	68
6.021% due 11/01/2034 •	218	225
6.027% due 07/01/2034 •	154	152
6.029% due 07/01/2035 •	32	32
6.030% due 11/01/2035 •	47	47
6.032% due 11/01/2035 - 08/25/2037 •	1,998	1,983
6.043% due 11/01/2025 •	2	2
6.047% due 03/01/2036 •	10	10
6.052% due 12/25/2032 - 07/25/2034 •	647	650
6.094% due 09/01/2037 •	1	1
6.102% due 03/25/2024 - 03/25/2040 •	423	422
6.122% due 03/25/2038 •	27	27
6.128% due 06/01/2043 •	1,019	988
6.129% due 07/01/2042 - 12/01/2044 •	3,974	3,850
6.135% due 08/01/2033 •	1	1
6.140% due 09/01/2029 •	1	1
6.145% due 06/01/2033 •	4	4
6.152% due 09/01/2033 •	3	3
6.162% due 07/01/2035 - 11/01/2035 •	113	112
6.172% due 06/25/2037 •	65	65
6.179% due 09/01/2041 •	1,754	1,713
6.185% due 08/01/2032 •	2	2
6.189% due 11/01/2035 •	888	910
6.202% due 03/25/2038 - 11/25/2039 •	85	86
6.224% due 09/01/2033 •	13	13
6.250% due 12/01/2025 •	11	11
6.250% due 02/25/2029	77	78
6.258% due 08/01/2035 •	1	1
6.300% due 11/01/2035 •	178	177
6.300% due 10/17/2038	132	122
6.325% due 06/01/2025 - 10/01/2027 •	12	12
6.329% due 10/01/2030 - 10/01/2040 •	471	458
6.352% due 04/25/2032 •	1	1
6.380% due 05/01/2025 •	2	2
6.383% due 09/01/2035 •	43	43
6.395% due 12/01/2025 •	6	6
6.440% due 06/01/2025 •	3	3
6.500% due 02/25/2024 - 06/25/2044	4,165	4,264
6.625% due 10/01/2026 •	1	1
6.633% due 12/01/2030 •	2	2
6.658% due 08/25/2037 ~	17	17

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.705% due 11/01/2035 •	334	329
7.000% due 12/18/2026 - 01/25/2048	604	616
7.224% due 02/01/2035 •	72	73
7.255% due 03/01/2034 •	299	304
7.297% due 03/01/2034 •	2	2
7.301% due 04/01/2027 •	1	1
7.478% due 04/01/2036 •	22	22
7.500% due 08/20/2027 - 07/25/2041	96	97
7.500% due 06/19/2041 ~	6	7
8.000% due 07/18/2027 - 03/01/2030	2	2
8.500% due 02/17/2027	16	16
9.000% due 11/01/2025	7	7
Freddie Mac
0.000% due 05/15/2038 - 10/15/2041 ~(a)	13,393	765
0.000% due 02/15/2041 •	9	6
0.179% due 05/15/2033 •	74	73
0.547% due 06/15/2042 - 08/15/2042 •(a)	15,833	1,593
0.795% due 09/15/2043 - 12/15/2043 •	7,627	7,556
0.797% due 02/15/2038 •(a)	121	8
0.847% due 05/15/2039 •(a)	144	13
0.907% due 11/15/2033 ~	4	4
0.997% due 03/15/2037 •(a)	110	10
1.047% due 08/15/2036 •(a)	63	6
1.057% due 12/15/2041 •(a)	5,574	729
1.127% due 09/15/2036 •(a)	86	8
1.197% due 11/15/2036 •(a)	3,182	328
2.875% due 04/25/2026	13,600	13,113
2.939% due 04/25/2029	2,600	2,421
3.000% due 03/01/2027	3	3
3.000% due 08/15/2027 (a)	1,605	57
3.500% due 07/01/2029 - 10/01/2047	42,692	39,584
3.966% due 04/01/2036 •	91	93
4.000% due 10/01/2033 - 05/01/2048	37,867	36,417
4.097% due 03/01/2035 •	134	133
4.228% due 05/01/2035 •	753	752
4.388% due 03/01/2035 •	4	4
4.500% due 03/15/2024 - 02/01/2046	2,948	2,916
4.515% due 04/01/2029 •	1	1
4.578% due 08/15/2032 ~	51	50
4.765% due 11/01/2028 •	47	47
4.790% due 01/01/2037 •	11	11
4.820% due 02/01/2037 •	1	1
4.951% due 06/01/2033 •	27	27
5.000% due 08/15/2034 - 07/01/2040	2,141	2,152
5.000% due 03/15/2043 •	298	273
5.098% due 08/15/2040 •	9,664	9,535
5.116% due 04/01/2036 •	3	3
5.118% due 05/01/2037 •	6	6
5.122% due 08/01/2035 •	3	3
5.130% due 01/25/2036 ~	1,329	1,226
5.207% due 11/15/2042 •	4,100	4,120
5.245% due 05/01/2036 - 10/15/2040 •	7,613	7,513
5.264% due 02/01/2036 •	19	18
5.487% due 06/01/2037 •	1	1
5.488% due 07/01/2035 •	256	253
5.491% due 06/01/2035 •	2,128	2,177
5.500% due 05/15/2033 - 03/01/2038	1,387	1,405
5.500% due 08/01/2035 •	4	4
5.516% due 03/01/2036 •	4	4
5.585% due 09/01/2035 •	7	7
5.643% due 10/15/2043 ~	26,927	26,269
5.703% due 07/15/2034 ~	7	6
5.703% due 05/15/2037 •	147	145
5.716% due 09/01/2035 •	3	3
5.730% due 08/25/2031 •	75	76
5.739% due 07/01/2035 •	453	456
5.753% due 08/15/2035 - 02/15/2037 •	96	95
5.773% due 07/15/2034 ~	88	87
5.793% due 02/15/2037 •	7	7
5.803% due 12/15/2029 ~	10	10
5.803% due 06/15/2043 - 11/15/2043 •	2,173	2,139
5.845% due 08/01/2035 •	39	39
5.848% due 02/01/2037 •	2	2
5.853% due 06/15/2031 - 05/15/2041 •	758	746
5.863% due 05/15/2036 •	231	229
5.875% due 10/01/2035 •	23	23
5.877% due 07/01/2030 •	76	76
5.899% due 02/01/2026 •	33	32
5.903% due 11/15/2030 - 12/15/2031 •	1	1
5.910% due 05/01/2037 •	2	2
5.922% due 08/15/2037 •	248	306
5.934% due 01/01/2034 •	240	243
5.942% due 07/01/2027 •	1	1
5.943% due 09/01/2037 •	1	1
5.950% due 06/15/2028	2,379	2,382
5.953% due 06/15/2030 ~	3	3

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

5.953% due 09/15/2030 - 12/15/2032 •	20	20
5.973% due 01/15/2041 •	523	519
5.975% due 10/01/2035 •	1,734	1,772
5.981% due 08/01/2035 •	1	1
5.985% due 09/01/2035 •	406	406
5.995% due 10/01/2035 •	759	761
6.000% due 06/01/2024 •	2	2
6.000% due 06/15/2024 - 10/15/2036	5,471	5,634
6.003% due 02/15/2032 - 03/15/2044 •	1,773	1,744
6.011% due 11/01/2034 •	29	29
6.021% due 09/01/2035 •	6	6
6.033% due 05/15/2032 - 07/15/2037 ~	1,234	1,230
6.053% due 12/15/2032 - 11/15/2037 •	986	990
6.060% due 11/01/2035 •	44	44
6.080% due 08/01/2035 •	1,107	1,135
6.120% due 10/01/2035 - 11/01/2035 •	1,032	1,035
6.123% due 08/15/2037 •	1,422	1,416
6.143% due 07/01/2032 •	2	2
6.163% due 10/15/2037 ~	586	584
6.173% due 05/15/2037 ~	424	423
6.183% due 05/15/2040 •	8	8
6.203% due 08/15/2036 •	10	10
6.212% due 02/25/2045 •	4,428	4,135
6.244% due 10/01/2026 •	2	2
6.250% due 12/15/2028	42	43
6.303% due 11/15/2039 •	7	7
6.308% due 11/01/2035 •	349	352
6.357% due 01/01/2028 •	1	1
6.363% due 07/15/2037 •	129	131
6.412% due 07/25/2044 ~	686	639
6.452% due 05/25/2043 •	2,658	2,720
6.500% due 01/15/2024 - 10/25/2043	14,277	14,568
6.670% due 06/01/2030 •	77	77
7.000% due 06/01/2026 - 10/25/2043	4,629	4,752
7.132% due 05/01/2037 •	32	32
7.500% due 06/01/2024 - 10/01/2036	660	684
7.645% due 05/01/2025	1,106	1,109
8.000% due 09/15/2024 - 06/01/2025	15	15
8.500% due 08/01/2024 - 06/01/2030	4	4
Ginnie Mae
0.185% due 11/16/2043 ~(a)	45	0
2.500% due 03/15/2043 - 04/20/2052	59,988	52,467
2.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2026 ~	167	164
2.750% due 11/20/2024 - 10/20/2033 •	618	604
3.000% (H15T1Y + 1.500%) due 10/20/2024 - 12/20/2025 ~	57	57
3.000% due 10/20/2026 - 11/20/2029 •	112	110
3.000% due 07/20/2046 - 02/15/2050	80,596	73,494
3.500% (H15T1Y + 1.500%) due 10/20/2025 ~	2	2
3.500% due 10/15/2041 - 10/15/2047	15,430	14,520
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 09/20/2026 ~	406	401
3.625% due 08/20/2024 - 07/20/2034 •	1,632	1,607
3.750% due 10/20/2038 •	14	14
3.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	162	162
3.875% due 05/20/2024 - 04/20/2041 •	1,247	1,244
4.000% (H15T1Y + 1.500%) due 07/20/2024 - 07/20/2026 ~	80	77
4.000% due 05/20/2027 - 08/20/2030 •	416	411
4.000% due 05/20/2041 - 03/15/2052	79,331	76,144
4.000% due 02/20/2044 (a)	10,913	1,306
4.500% (H15T1Y + 1.500%) due 07/20/2024 - 09/20/2026 ~	2	2
4.500% due 08/15/2033 - 11/20/2049	64,059	63,331
4.750% due 07/20/2035	419	416
4.961% due 04/20/2067 •	4,394	4,407
5.000% due 07/15/2033 - 06/20/2050	3,231	3,243
5.431% due 06/20/2067 •	9,832	9,863
5.500% due 03/16/2034	441	440
5.500% due 06/20/2041 •	2	2
5.692% due 08/20/2045 •	2,370	2,294
5.807% due 05/20/2047 •	587	550
5.838% due 09/20/2052 •	7,736	7,428
5.860% due 04/20/2063 - 05/20/2063 •	1,925	1,919
5.867% due 05/20/2065 •	1,650	1,643
5.889% due 04/20/2065 •	12	12
5.897% due 02/20/2067 •	4,166	4,146
5.899% due 06/20/2065 •	8,144	8,108
5.907% due 06/20/2067 •	1,502	1,485
5.909% due 09/20/2065 •	9,208	9,161
5.922% due 07/20/2049 •	1,588	1,549
5.937% due 01/20/2061 - 07/20/2063 •	1,927	1,919
5.987% due 05/20/2065 •	3,291	3,263
6.000% due 04/15/2028 - 12/20/2041	771	798
6.007% due 04/20/2062 •	329	328
6.007% due 06/20/2065 ~	7,136	7,086
6.017% due 06/20/2065 •	2,987	2,960
6.037% due 03/20/2062 - 08/20/2065 •	5,637	5,598
6.037% due 07/20/2065 ~	6,655	6,603
6.037% due 09/20/2065	761	754

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.057% due 08/20/2065 •	27,975	27,765
6.097% due 12/20/2065 •	11,988	11,898
6.137% due 04/20/2070 •	21,052	20,608
6.142% due 02/20/2060 ~	381	379
6.187% due 12/20/2065 - 08/20/2066 •	18,113	18,000
6.218% due 03/20/2073 •	79,380	78,976
6.287% due 04/20/2066 ~	4,199	4,177
6.287% due 09/20/2066	211	211
6.287% due 11/20/2066 •	13,898	13,838
6.357% due 07/20/2065 •	1,078	1,075
6.358% due 12/20/2072 •	72,319	72,493
6.400% due 02/20/2060 •	6,968	6,952
6.437% due 01/20/2066 - 03/20/2066 •	24,811	24,734
6.464% due 04/20/2067 •	1,617	1,620
6.478% due 11/20/2072 •	80,173	80,857
6.487% due 02/20/2066 •	18,140	18,107
6.500% due 04/15/2026 - 09/20/2038	63	66
6.587% due 03/20/2066 •	6,155	6,150
6.859% due 11/20/2067 •	2,435	2,455
7.000% due 05/15/2024 - 10/15/2034	108	108
7.500% due 06/15/2024 - 02/15/2035	56	58
8.000% due 05/15/2024 - 10/20/2031	96	97
8.500% due 06/15/2026 - 04/15/2031	65	66
9.000% due 06/15/2025 - 12/15/2030	22	22
Ginnie Mae, TBA
2.000% due 01/01/2054	180,700	153,037
2.500% due 01/01/2054	131,250	114,834
3.000% due 01/01/2054 - 02/01/2054	707,300	640,692
3.500% due 01/01/2054	501,000	466,635
4.000% due 01/01/2054 - 02/01/2054	207,300	198,134
4.500% due 02/01/2054	43,900	42,888
Small Business Administration 6.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	3	3
U.S. Small Business Administration
4.340% due 03/01/2024	1	1
4.625% due 02/01/2025	21	21
4.770% due 04/01/2024	4	4
4.870% due 12/01/2024	11	11
4.930% due 01/01/2024	6	6
4.950% due 03/01/2025	29	28
5.110% due 08/01/2025	8	8
5.190% due 07/01/2024	2	2
5.310% due 05/01/2027	8	8
5.320% due 04/01/2027	10	10
5.510% due 11/01/2027	20	20
5.520% due 06/01/2024	18	18
5.600% due 09/01/2028	71	71
5.780% due 08/01/2027	2	2
5.820% due 07/01/2027	116	115
5.870% due 07/01/2028	26	26
6.020% due 08/01/2028	26	26
6.070% due 07/01/2026	21	21
Uniform Mortgage-Backed Security
2.000% due 01/01/2025 - 03/01/2052	22,673	18,552
2.500% due 02/01/2040 - 03/01/2040	5,531	4,955
3.000% due 12/01/2025 - 11/01/2052	3,997,756	3,544,559
3.500% due 01/01/2024 - 08/01/2052	381,094	357,589
4.000% due 02/01/2024 - 10/01/2053	2,473,193	2,344,551
4.500% due 02/01/2024 - 10/01/2053	1,470,627	1,426,591
5.000% due 02/01/2025 - 01/01/2054	1,434,770	1,420,630
5.500% due 03/01/2024 - 12/01/2053	1,505,961	1,513,268
6.000% due 05/01/2024 - 08/01/2053	220,418	225,116
6.500% due 05/01/2027 - 09/01/2053	6,005	6,186
7.500% due 08/01/2026 - 09/01/2030	6	6
8.000% due 08/01/2024 - 08/01/2032	1,003	1,042
8.500% due 07/01/2024 - 07/01/2037	257	259
9.500% due 03/01/2026	1	1
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2054	5,850	4,788
2.500% due 01/01/2054 - 02/01/2054	564,760	480,880
3.000% due 01/01/2039 - 03/01/2054	3,828,974	3,391,312
3.500% due 01/01/2054 - 02/01/2054	3,135,013	2,878,391
4.000% due 01/01/2054 - 02/01/2054	1,140,320	1,079,576
4.500% due 02/01/2039 - 02/01/2054	2,312,190	2,242,985
5.000% due 01/01/2054 - 02/01/2054	3,712,570	3,674,057
5.500% due 01/01/2054 - 02/01/2054	877,638	881,531
6.000% due 01/01/2054 - 02/01/2054	1,068,800	1,085,299
6.500% due 02/01/2054	235,100	240,913
Vendee Mortgage Trust
5.952% due 01/15/2030 ~	286	291

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.500% due 09/15/2024	211	211

Total U.S. Government Agencies (Cost $29,510,446)		29,764,197

U.S. TREASURY OBLIGATIONS 15.0%
U.S. Treasury Bonds
1.375% (H15T1Y + 1.500%) due 11/15/2040	1,602,270	1,063,820
1.375% (H15T1Y + 1.500%) due 08/15/2050	188,040	104,832
1.750% (H15T1Y + 1.500%) due 08/15/2041	331,100	230,412
1.875% (H15T1Y + 1.500%) due 02/15/2041	495,600	356,580
2.000% (H15T1Y + 1.500%) due 02/15/2050	207,340	136,488
2.250% (H15T1Y + 1.500%) due 05/15/2041 (q)	196,500	149,774
2.250% (H15T1Y + 1.500%) due 08/15/2049	81,320	56,819
2.750% (H15T1Y + 1.500%) due 11/15/2042	585,200	473,441
2.875% (H15T1Y + 1.500%) due 05/15/2043	412,260	338,601
2.875% (H15T1Y + 1.500%) due 08/15/2045	321,230	259,142
2.875% (H15T1Y + 1.500%) due 05/15/2049	364,360	289,638
3.000% (H15T1Y + 1.500%) due 05/15/2042 (o)(q)(s)	41,700	35,292
3.000% (H15T1Y + 1.500%) due 11/15/2044 (o)(q)(s)	56,000	46,371
3.000% (H15T1Y + 1.500%) due 05/15/2045	1,014,350	837,275
3.000% (H15T1Y + 1.500%) due 11/15/2045 (o)(q)(s)	80,700	66,432
3.000% (H15T1Y + 1.500%) due 02/15/2049	100,880	82,127
3.125% (H15T1Y + 1.500%) due 02/15/2043 (q)(s)	79,700	68,159
3.125% (H15T1Y + 1.500%) due 08/15/2044 (q)	194,200	164,516
3.250% (H15T1Y + 1.500%) due 05/15/2042 (q)	685,942	602,128
3.375% (H15T1Y + 1.500%) due 08/15/2042	61,400	54,774
3.375% (H15T1Y + 1.500%) due 05/15/2044 (q)	163,600	144,307
3.625% (H15T1Y + 1.500%) due 08/15/2043	123,200	113,310
3.625% (H15T1Y + 1.500%) due 02/15/2044	257,460	235,998
U.S. Treasury Inflation Protected Securities (i)
0.125% (H15T1Y + 1.500%) due 07/15/2024 (q)	89,795	88,260
0.125% (H15T1Y + 1.500%) due 10/15/2024 (q)	57,681	56,428
0.125% (H15T1Y + 1.500%) due 04/15/2025 (q)	129,546	124,934
0.125% (H15T1Y + 1.500%) due 07/15/2031 (q)	301,793	268,461
0.125% (H15T1Y + 1.500%) due 01/15/2032 (q)	203,225	178,601
0.125% (H15T1Y + 1.500%) due 02/15/2051	499,406	309,606
0.125% (H15T1Y + 1.500%) due 02/15/2052	55,151	33,862
0.250% (H15T1Y + 1.500%) due 01/15/2025 (q)	135,095	131,141
0.250% (H15T1Y + 1.500%) due 02/15/2050	137,982	90,077
0.625% (H15T1Y + 1.500%) due 07/15/2032	409,753	374,586
0.625% (H15T1Y + 1.500%) due 02/15/2043	803	628
0.750% (H15T1Y + 1.500%) due 02/15/2045	181,351	141,953
0.875% (H15T1Y + 1.500%) due 02/15/2047	67,935	53,602
1.000% (H15T1Y + 1.500%) due 02/15/2046	37,526	30,734
1.000% (H15T1Y + 1.500%) due 02/15/2049	10,637	8,573
1.250% (H15T1Y + 1.500%) due 04/15/2028	295,823	288,216
1.375% (H15T1Y + 1.500%) due 02/15/2044	15,182	13,584
1.500% (H15T1Y + 1.500%) due 02/15/2053	85,262	77,385
2.375% (H15T1Y + 1.500%) due 01/15/2025 (q)	17,465	17,329
U.S. Treasury STRIPS
0.000% (H15T1Y + 1.500%) due 11/15/2041 (a)	22,400	10,263
0.000% (H15T1Y + 1.500%) due 08/15/2042 (a)	96,900	42,755

Total U.S. Treasury Obligations (Cost $10,531,961)		8,251,214

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.0%
1211 Avenue of the Americas Trust 3.901% (H15T1Y + 1.500%) due 08/10/2035	22,000	21,117
1345 Avenue of the Americas & Park Avenue Plaza Trust 5.278% due 08/10/2035	511	497
225 Liberty Street Trust 3.597% (H15T1Y + 1.500%) due 02/10/2036	31,607	28,962
Adjustable Rate Mortgage Trust
3.492% due 09/25/2035 ~	967	813
3.874% due 01/25/2036 ~	394	364
3.874% due 01/25/2036 «~	91	82
4.515% due 11/25/2035 ~	148	104
4.543% due 10/25/2035 ~	647	608
4.820% due 09/25/2035 ~	49	42
5.376% due 07/25/2035 ~	288	267
5.399% due 03/25/2036 ~	116	60
5.418% due 01/25/2036 ~	960	694
5.625% due 11/25/2035 «~	421	392
5.710% due 08/25/2036 •	11,003	3,606
5.813% due 08/25/2035 «~	136	129
5.871% due 07/25/2035 «~	165	150
6.010% due 11/25/2035 «•	9	7
6.620% due 03/25/2035 ~	2,590	2,200
American Home Mortgage Assets Trust 4.107% due 11/25/2035 ~	2,547	2,056
American Home Mortgage Investment Trust
5.830% due 12/25/2046 •	454	366
7.549% due 12/25/2035 •	1,194	388
7.549% due 11/25/2045 •	2,913	1,193
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	7,800	6,899

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Ashford Hospitality Trust
6.434% due 04/15/2035 •		9,581	9,466
6.534% due 06/15/2035 •		14,963	14,753
Atlas Funding PLC 6.120% due 07/25/2058 •	GBP	748	954
Atrium Hotel Portfolio Trust 6.609% due 06/15/2035 •		$3,800	3,762
Austin Fairmont Hotel Trust 6.459% due 09/15/2032 •		8,465	8,425
BAMLL Commercial Mortgage Securities Trust
0.010% due 10/15/2027 «		793	76
2.627% due 01/15/2032		4,200	3,273
3.819% due 07/14/2037		5,000	4,379
4.091% due 08/10/2038 ~		5,681	5,252
6.459% due 04/15/2036 ~		4,735	4,716
6.609% due 03/15/2034 •		3,000	2,977
8.439% due 10/15/2027 «(m)		212,547	209,338
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 «		247	215
6.000% due 07/25/2046		652	551
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048		30,450	29,285
Banc of America Funding Trust
2.371% due 03/20/2036 «~		78	69
3.395% due 10/20/2046 ~		830	687
3.500% due 03/20/2036 «~		68	55
4.205% due 05/20/2036 «~		310	265
4.315% due 04/20/2036 ~		866	730
4.423% due 09/20/2047 ~		1,588	1,327
4.443% due 10/20/2046 ~		857	706
4.503% due 09/20/2046 ~		668	588
4.772% due 05/25/2035 ~		12	11
4.786% due 02/20/2036 ~		987	867
5.061% due 01/20/2047 ~		29	25
5.500% due 09/25/2034 «		123	113
5.500% due 09/25/2034		764	708
5.570% due 04/25/2037 •		122	100
5.657% due 11/20/2034 ~		1,109	1,061
5.750% due 10/25/2035		768	600
5.750% due 09/25/2036 «		405	351
5.852% due 10/20/2036 •		5,617	4,209
5.852% due 12/20/2046 •		791	648
5.890% due 04/25/2037 •		1,038	861
6.000% due 09/25/2036 «		64	52
6.000% due 09/25/2036		1,262	1,220
6.000% due 03/25/2037		3,261	2,604
6.000% due 08/25/2037		2,569	2,023
6.052% due 05/20/2035 •		253	220
6.070% due 09/25/2036 «•		76	62
6.245% due 11/20/2035 ~		631	568
6.253% due 10/25/2036 þ		222	190
6.270% due 05/25/2037 •		2,161	1,801
6.337% due 01/25/2037 þ		226	204
6.388% due 04/25/2037 þ		722	611
6.496% due 09/20/2034 «~		17	15
Banc of America Mortgage Trust
3.815% due 02/25/2035 «~		255	239
4.437% due 02/25/2035 «~		170	156
4.607% due 05/25/2034 «~		83	75
4.663% due 01/25/2036 ~		577	511
4.951% due 07/25/2035 «~		47	41
5.121% due 08/25/2035 ~		1,239	1,168
5.217% due 07/25/2035 ~		161	149
5.222% due 11/25/2035 «~		148	131
5.243% due 07/25/2035 ~		643	526
5.267% due 07/25/2034 «~		29	26
5.361% due 05/25/2033 «~		51	41
5.500% due 05/25/2037 «		192	137
5.750% due 07/20/2032 «~		11	10
5.998% due 09/25/2033 «~		190	173
6.000% due 07/25/2046 «•		325	273
BANK
2.403% due 03/15/2063		54,030	46,069
2.649% due 01/15/2063		76,897	66,733
2.920% due 12/15/2052		26,900	23,852
3.071% due 08/15/2061		3,200	3,011
3.183% due 08/15/2061		25,500	22,345
3.393% due 03/15/2064 ~		38,300	34,221
3.488% due 11/15/2050		6,400	5,923
4.005% due 02/15/2052		17,268	16,405
Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053		3,010	2,785
2.639% due 02/15/2053		8,250	7,230
4.314% due 12/15/2051		7,000	6,773
4.600% due 06/15/2055 ~		5,000	4,869
6.659% due 07/15/2037 •		10,923	10,751

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	39,765	34,100
5.000% due 10/25/2051 ~	437	404
BCAP LLC Trust
3.000% due 11/26/2036 «•	118	114
3.586% due 07/26/2036 ~	370	317
3.840% due 03/26/2037 ~	1,076	859
4.127% due 08/26/2036 ~	6,647	4,505
4.291% due 05/26/2036 ~	1,964	1,318
4.533% due 03/26/2037 þ	4,245	4,132
4.705% due 01/26/2047 ~	2,830	2,682
5.250% due 06/26/2036	30,485	12,853
5.250% due 04/26/2037	10,077	5,771
5.250% due 04/26/2037 ~	2,708	2,363
5.250% due 06/26/2037	842	758
5.500% due 11/25/2034	1,348	1,133
5.890% due 05/25/2047 •	33	31
5.910% due 05/25/2047 •	3,401	3,209
6.000% due 10/26/2037 ~	1,312	938
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	13	9
3.250% due 02/25/2033 «~	7	5
3.877% due 05/25/2047 ~	5,566	4,993
3.974% due 09/25/2034 ~	321	296
4.067% due 06/25/2047 ~	7,823	7,032
4.091% due 05/25/2034 «~	3	2
4.242% due 04/25/2034 «~	380	325
4.329% due 03/25/2035 ~	750	677
4.393% due 08/25/2033 «~	4	3
4.635% due 02/25/2036 ~	2,152	1,938
4.647% due 06/25/2035 «~	17	16
4.695% due 11/25/2034 ~	964	917
4.699% due 02/25/2047 ~	1,242	1,081
4.746% due 07/25/2034 ~	57	53
4.803% due 02/25/2036 «~	79	58
4.815% due 11/25/2030 ~	439	414
4.875% due 04/25/2033 «~	101	97
4.924% due 01/25/2035 ~	24	23
4.983% due 05/25/2033 «~	190	175
5.030% due 08/25/2035 ~	1,631	1,486
5.099% due 07/25/2034 «~	28	26
5.125% due 01/25/2035 «~	121	99
5.222% due 01/25/2034 «~	13	12
5.308% due 04/25/2033 «~	8	8
5.453% due 02/25/2034 ~	207	190
5.478% due 08/25/2035 «~	80	71
5.566% due 10/25/2035 ~	5,682	5,434
5.652% due 01/25/2034 ~	541	514
5.820% due 01/25/2034 ~	377	371
6.166% due 04/25/2033 «~	126	122
7.660% due 02/25/2036 •	672	629
7.670% due 10/25/2035 •	2,440	2,293
Bear Stearns ALT-A Trust
3.250% due 02/25/2034 «~	10	9
3.971% due 05/25/2036 ~	3,714	1,819
4.027% due 05/25/2036 ~	3,493	1,605
4.037% due 03/25/2036 ~	3,448	2,703
4.104% due 11/25/2035 ~	2,241	1,271
4.170% due 08/25/2036 ~	3,418	2,348
4.180% due 03/25/2036 ~	6,088	3,698
4.196% due 11/25/2036 ~	2,982	1,335
4.198% due 04/25/2035 ~	1	1
4.228% due 11/25/2036 ~	553	306
4.235% due 08/25/2036 ~	37	19
4.240% due 03/25/2036 ~	1,495	1,196
4.325% due 02/25/2036 ~	458	318
4.488% due 05/25/2035 ~	18,225	17,247
4.492% due 11/25/2036 ~	1,476	770
4.685% due 02/25/2034 ~	464	430
4.730% due 09/25/2035 ~	10,193	6,045
4.816% due 09/25/2034 ~	126	114
4.934% due 12/25/2046 «~	162	108
4.964% due 01/25/2036 ~	2,217	2,053
4.967% due 01/25/2035 ~	1,485	1,222
5.027% due 05/25/2035 «~	47	43
5.224% due 08/25/2034 ~	16	16
5.238% due 07/25/2035 ~	4,698	3,294
5.446% due 12/25/2033 ~	293	278
5.790% due 02/25/2034 •	832	773
5.790% due 08/25/2036 •	5,155	4,502
5.790% due 01/25/2047 ~	1,835	1,497
5.810% due 08/25/2036 ~	9,270	8,523
5.870% due 02/25/2034 •	12	10
5.950% due 02/25/2036 •	577	510
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034 þ	16	14

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

5.870% due 11/25/2034 •	765	638
Bear Stearns Mortgage Funding Trust 5.630% due 12/25/2046 •	11,654	9,725
Bear Stearns Mortgage Securities, Inc. 4.844% due 06/25/2030 «~	1	1
Bear Stearns Structured Products, Inc. Trust
3.993% due 12/26/2046 ~	1,014	767
4.805% due 01/26/2036 ~	791	586
Beast Mortgage Trust 6.526% due 03/15/2036 •	700	611
BellaVista Mortgage Trust 5.970% due 05/20/2045 •	8	5
Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	9,130
3.458% due 03/15/2055	34,330	30,543
4.016% due 03/15/2052	32,609	30,499
4.232% due 01/15/2052	36,036	34,060
4.444% due 05/15/2055 ~	36,500	33,796
Beneria Cowen & Pritzer Collateral Funding Corp. 6.275% due 06/15/2038 ~	17,400	15,659
BFLD Trust 6.626% due 10/15/2035 •	14,300	10,920
BIG Commercial Mortgage Trust 6.704% due 02/15/2039 ~	8,483	8,322
Braemar Hotels & Resorts Trust 6.354% due 06/15/2035 •	40	39
BSREP Commercial Mortgage Trust 6.426% due 08/15/2038 •	5,397	5,082
BSST Mortgage Trust 6.662% due 02/15/2037 ~	19,000	16,587
BWAY Mortgage Trust 6.726% due 09/15/2036 •	4,740	4,428
BX Commercial Mortgage Trust 6.206% due 10/15/2036 •	25,107	24,644
BX Trust
3.202% due 12/09/2041	3,681	3,256
6.111% due 04/15/2039 •	27,529	26,752
6.176% due 01/15/2034 ~	2,605	2,574
6.563% due 10/15/2036 •	6,650	6,523
Cantor Commercial Real Estate Lending 2.874% due 11/15/2052	7,900	6,958
CD Mortgage Trust 3.431% due 08/15/2050	5,207	4,861
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063	13,990	12,367
Chase Mortgage Finance Trust
3.847% due 03/25/2037 ~	63	58
4.153% due 09/25/2036 «~	199	175
4.501% due 01/25/2036 ~	3,086	2,763
4.726% due 02/25/2037 «~	113	106
4.796% due 12/25/2035 ~	772	672
4.807% due 02/25/2037 ~	698	665
4.876% due 12/25/2035 ~	5,615	5,295
4.876% due 12/25/2035 «~	105	97
4.885% due 03/25/2037 ~	1,588	1,511
5.108% due 09/25/2036 «~	24	21
5.256% due 02/25/2037 ~	5	5
5.301% due 02/25/2037 ~	79	76
5.342% due 02/25/2037 «~	8	8
5.500% due 03/25/2037 «	20	2
6.000% due 11/25/2036	1,057	442
6.000% due 02/25/2037	546	218
6.000% due 03/25/2037	511	288
ChaseFlex Trust
5.000% due 07/25/2037	1,097	364
5.970% due 06/25/2035 •	1,370	585
6.000% due 02/25/2037	1,290	486
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.204% due 08/25/2037 þ	565	442
5.770% due 08/25/2037 •	3,296	3,084
6.150% due 08/25/2037 •	3,370	3,219
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.620% due 01/25/2036 •	242	215
5.650% due 05/25/2036 •	380	340
5.650% due 07/25/2036 ~	211	189
5.720% due 08/25/2035 «•	119	109
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026 «	10	10
5.500% due 04/25/2037 «	43	41
6.000% due 08/25/2036	235	212
6.000% due 04/25/2037	4,351	4,033
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	16,564
3.778% due 09/10/2058	21,895	20,942
4.580% due 05/15/2054 ~	36,400	35,552
6.556% due 12/15/2036 •	600	595

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.656% due 10/15/2036 •	7,400	7,281
Citigroup Global Markets Mortgage Securities, Inc. 5.970% due 05/25/2032 «•	27	26
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	37,705	264
0.000% due 02/25/2058 ~	33	26
0.000% due 09/25/2064 ~	15	14
0.110% due 02/25/2058 ~(a)	17,434	79
2.000% due 02/25/2058 ~(a)	5,217	17
2.882% due 02/25/2058 ~	14,216	10,445
3.772% due 10/25/2046 ~	1,044	931
3.840% due 03/25/2037 ~	736	633
3.906% due 05/25/2035 ~	217	208
3.937% due 12/25/2035 ~	894	574
4.407% due 09/25/2064 ~	31,041	26,211
4.429% due 02/25/2034 «~	71	69
4.752% due 04/25/2037 ~	634	539
4.816% due 07/25/2046 ~	1,738	1,582
5.322% due 08/25/2035 ~	2,522	2,421
5.500% due 11/25/2035	527	517
5.540% due 01/25/2037 •	190	164
5.891% due 08/25/2035 ~	1,696	1,404
6.250% due 11/25/2037 ~	2,328	1,065
6.270% due 08/25/2035 •	473	455
6.277% due 09/25/2035 «•	170	163
7.780% due 10/25/2035 •	2,517	2,448
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.916% due 09/25/2035 ~	6,693	5,747
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	197	173
6.000% due 06/25/2037	431	376
Colony Mortgage Capital Ltd. 6.604% due 11/15/2038 •	1,800	1,769
Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	6,803
3.091% due 10/10/2049	10,964	10,160
3.510% due 09/10/2050	19,203	17,906
3.545% due 02/10/2036	40,182	37,528
3.590% due 11/10/2047	20,803	20,370
3.611% due 08/10/2049 ~	15,299	14,213
4.228% due 05/10/2051	45,152	42,455
Community Program Loan Trust 4.500% due 04/01/2029	205	202
Countrywide Alternative Loan Resecuritization Trust
4.080% due 08/25/2037 ~	1,000	484
6.000% due 05/25/2036	787	451
6.000% due 08/25/2037 ~	1,000	496
Countrywide Alternative Loan Trust
4.174% due 02/25/2037 ~	5,550	4,799
4.394% due 10/25/2035 «~	63	51
4.727% due 11/25/2035 ~	383	338
4.756% due 07/25/2035 •	463	432
5.250% due 06/25/2035	241	185
5.500% due 07/25/2035	1,038	523
5.500% due 10/25/2035 •	1,738	1,087
5.500% due 11/25/2035	3,742	2,200
5.500% due 11/25/2035 «	209	119
5.500% due 12/25/2035 •	762	644
5.500% due 12/25/2035	842	536
5.500% due 02/25/2036	813	477
5.662% due 09/20/2046 •	657	661
5.670% due 04/25/2047 ~	4,538	4,257
5.678% due 06/25/2034 •	896	833
5.680% due 05/25/2035 •	60	54
5.750% due 12/25/2035 •	15	13
5.750% due 07/25/2037 «	97	56
5.820% due 05/25/2036 •	2,058	849
5.820% due 08/25/2036 •	986	467
5.820% due 05/25/2037 •	116	40
5.830% due 11/25/2036 •	4,871	5,672
5.850% due 07/25/2046 •	575	567
5.850% due 09/25/2046 •	4,021	3,731
5.890% due 07/25/2046 •	107	87
5.932% due 07/20/2035 •	17	16
5.970% due 04/25/2036 •	5,461	2,221
5.970% due 09/25/2046 •	910	686
5.970% due 10/25/2046 «~	77	55
5.990% due 12/25/2035 •	377	331
5.990% due 07/25/2036 •	12,289	10,202
5.990% due 07/25/2046 •	441	287
6.000% due 10/25/2033	185	182
6.000% due 03/25/2035	131	61
6.000% due 10/25/2035 ~	7,902	5,637
6.000% due 04/25/2036	828	404
6.000% due 05/25/2036	921	466
6.000% due 06/25/2036	6,921	3,895

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.000% due 08/25/2036	1,616	952
6.000% due 08/25/2036 •	789	469
6.000% due 10/25/2036 ~	1,615	806
6.000% due 11/25/2036	44	24
6.000% due 02/25/2037	5,023	2,183
6.000% due 03/25/2037	1,135	434
6.000% due 04/25/2037	2,644	1,330
6.000% due 05/25/2037	241	120
6.000% due 08/25/2037	4,606	2,955
6.010% due 01/25/2036 •	252	224
6.012% due 12/25/2035 •	152	126
6.012% due 02/25/2036 •	219	197
6.020% due 08/25/2034 «•	8	8
6.050% due 02/25/2036 •	923	815
6.072% due 11/20/2035 •	6	6
6.130% due 09/25/2035 •	247	185
6.250% due 12/25/2033 «	9	9
6.250% due 11/25/2036	314	237
6.250% due 08/25/2037	1,731	858
6.392% due 11/25/2047 •	2,099	1,707
6.457% due 03/25/2037 ~	497	274
6.492% due 01/25/2036 •	20	18
6.500% due 05/25/2036	1,704	853
6.500% due 09/25/2036	651	370
6.500% due 08/25/2037	6,455	2,757
6.500% due 09/25/2037	1,419	551
6.570% due 02/25/2036 •	1,907	1,457
7.010% due 11/25/2035 •	147	118
7.045% due 06/25/2034 •	7,036	6,966
Countrywide Home Loan Mortgage Pass-Through Trust
3.673% due 05/20/2036 ~	659	615
3.695% due 04/25/2035 ~	42	29
3.701% due 10/20/2035 «~	16	15
3.895% due 06/20/2034 «~	146	131
4.017% due 04/25/2035 «~	189	146
4.039% due 05/20/2036 ~	4,878	4,406
4.125% due 07/19/2031 «~	11	10
4.159% due 02/25/2047 ~	275	235
4.198% due 02/25/2034 «~	2	2
4.241% due 07/20/2034 «~	68	62
4.294% due 11/25/2037 ~	1,432	1,271
4.301% due 10/25/2035 ~	1,281	1,020
4.377% due 03/25/2037 ~	220	185
4.430% due 09/25/2047 ~	650	572
4.446% due 11/20/2034 ~	758	705
4.500% due 09/25/2035 «	327	277
4.520% due 07/25/2034 «~	319	290
4.703% due 02/20/2036 «~	0	4
4.765% due 11/25/2034 ~	1,261	1,144
5.000% due 09/25/2035 «	16	10
5.258% due 12/19/2033 «~	8	7
5.279% due 11/20/2034 «~	70	64
5.308% due 04/20/2035 «~	105	96
5.393% due 06/19/2031 «~	21	20
5.500% due 01/25/2035	180	177
5.500% due 09/25/2035 «	157	135
5.500% due 09/25/2035	187	168
5.500% due 10/25/2035	897	520
5.500% due 10/25/2035 «	323	180
5.500% due 11/25/2035 «	232	115
5.500% due 11/25/2035	265	150
5.750% due 12/25/2035	1,012	502
5.750% due 02/25/2037	889	438
5.750% due 07/25/2037	353	173
5.800% due 02/25/2035 •	90	75
5.972% due 04/25/2046 •	5,312	1,647
6.000% due 05/25/2036	1,215	553
6.000% due 07/25/2036	2,641	1,382
6.000% due 12/25/2036 «	84	33
6.000% due 02/25/2037	2,586	2,120
6.000% due 07/25/2037	543	256
6.000% due 09/25/2037 «	258	130
6.010% due 03/25/2035 •	191	175
6.050% due 04/25/2035 «~	63	56
6.084% due 08/25/2034 ~	371	338
6.110% due 03/25/2035 •	80	72
6.112% due 10/25/2033 •	629	366
6.130% due 02/25/2035 •	267	243
6.150% due 02/25/2035 •	79	66
6.150% due 03/25/2036 «•	9	2
6.170% due 02/25/2036 «•	3	1
6.230% due 09/25/2034 «•	20	18
6.250% due 09/25/2036	728	324
6.250% due 02/25/2038	856	421
7.873% due 02/20/2036 «•	35	31
7.884% due 02/20/2036 •	1,858	1,585

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

7.940% due 02/20/2036 •	9	8
Countrywide Home Loan Reperforming REMIC Trust
4.415% due 01/25/2034 ~	201	168
5.810% due 06/25/2035 ~	669	628
6.500% due 11/25/2034	177	164
7.500% due 11/25/2034 «	70	69
7.500% due 06/25/2035	254	253
Credit Suisse Commercial Mortgage Trust 6.443% due 06/15/2034 •	6,495	6,012
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 «~	1	1
5.500% due 09/25/2035	1,967	1,392
6.050% due 03/25/2032 ~	137	127
6.620% due 09/25/2034 •	373	512
7.500% due 05/25/2032	33	34
7.500% due 12/25/2032 «	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.737% due 10/25/2033 «~	29	26
4.858% due 07/25/2033 «~	210	197
5.093% due 05/25/2034 ~	365	361
5.500% due 10/25/2035	452	208
6.000% due 11/25/2035	12	9
Credit Suisse Mortgage Capital Certificates
3.500% due 04/26/2038 ~	139	135
3.913% due 04/28/2037 ~	3,086	2,856
4.106% due 07/27/2037 ~	6,791	6,502
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.837% due 04/25/2037 ~	15,991	3,996
5.863% due 02/25/2037 ~	2,635	598
6.000% due 07/25/2036	791	390
6.000% due 04/25/2037	832	314
6.079% due 04/25/2037 ~þ	913	254
7.000% due 08/25/2037 ~	4,547	2,360
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (g)	66	65
0.000% due 07/25/2057 (g)	119	114
0.000% due 01/25/2058 (g)	114	110
0.000% due 04/25/2058 (a)	7	7
2.257% due 08/15/2037	13,031	12,066
2.318% due 07/25/2057 ~	9,996	7,806
2.500% due 07/25/2057 ~	176,893	156,889
2.750% due 07/25/2057	1,509	1,448
3.000% due 11/25/2056 ~	30,683	26,342
3.068% due 02/25/2056 ~	376,019	290,769
3.142% due 07/25/2057 ~	166,710	98,419
3.431% due 11/10/2032	2,200	1,816
3.613% due 01/25/2058 ~	102,413	85,014
4.089% due 06/25/2048 ~	353,117	308,856
4.509% due 04/25/2058 ~	183,899	166,163
5.852% due 06/01/2050 ~	351,823	349,037
6.194% due 07/15/2032 ~	704	672
6.876% due 07/15/2038 •	4,800	4,248
7.076% due 10/15/2037 •	6,800	6,539
Cross Mortgage Trust 6.615% due 03/25/2068 þ	8,955	9,047
CRSNT Commercial Mortgage Trust 6.304% due 04/15/2036 •	39,401	37,775
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	5,375
3.903% due 03/15/2052	2,200	2,140
DBCG Mortgage Trust 8.500% due 06/15/2034 •	1,235	1,232
DBGS Mortgage Trust
6.254% due 06/15/2033 •	22,950	21,091
6.871% due 10/15/2036 •	4,080	3,870
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	532	441
5.570% due 08/25/2037 •	1,299	1,054
5.710% due 08/25/2036 •	1,681	1,536
5.950% due 01/25/2047 •	3,289	2,788
6.130% due 02/25/2036 •	5,958	5,774
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.570% due 10/25/2036 «•	5	4
6.005% due 10/25/2036 ~	310	261
6.369% due 10/25/2036 þ	404	339
6.386% due 10/25/2036 þ	404	339
6.800% due 07/25/2036 þ	449	368
Deutsche Mortgage & Asset Receiving Corp. 4.006% due 11/27/2036 •	813	809
DOLP Trust 2.956% due 05/10/2041	56,700	46,835
Downey Savings & Loan Association Mortgage Loan Trust
5.650% due 04/19/2047 •	555	594
6.046% due 07/19/2044 ~	9	8
6.290% due 09/19/2044 ~	33	29

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

DROP Mortgage Trust 6.626% due 10/15/2043 •		13,700	12,687
EMF-NL Prime BV 4.785% due 04/17/2041 •	EUR	1,841	1,953
Eurosail PLC 5.485% (H15T1Y + 1.500%) due 10/17/2040 •		79	87
Extended Stay America Trust 6.556% due 07/15/2038 ~		$124,521	123,464
Fannie Mae
5.702% due 04/25/2037 •		306	301
5.752% due 03/25/2036 •		97	97
5.802% due 12/25/2036 •		177	175
5.802% due 04/25/2043 •		101	99
5.852% due 07/25/2034 •		285	285
5.852% due 10/25/2036 •		186	184
5.852% due 04/25/2037 •		212	209
5.852% due 03/25/2040 •		89	88
5.892% due 06/25/2036 •		144	143
5.902% due 08/25/2037 •		243	242
6.052% due 06/25/2030 ~		78	79
6.202% due 04/25/2031 ~		91	92
6.202% due 02/25/2033 •		137	138
6.272% due 02/25/2038 ~		71	71
6.352% due 04/25/2032 •		273	277
6.352% due 11/25/2033 •		302	307
First Horizon Alternative Mortgage Securities Trust
4.594% due 08/25/2035 ~		643	574
5.207% due 03/25/2035 ~		18	11
5.500% due 05/25/2035 ~		1,093	714
5.771% due 08/25/2034 «~		61	60
5.840% due 02/25/2037 «~		16	5
6.250% due 08/25/2037		403	168
First Horizon Mortgage Pass-Through Trust
3.514% due 10/25/2036 «~		340	248
4.682% due 01/25/2037 ~		14	8
4.822% due 11/25/2037 ~		987	456
4.943% due 10/25/2035 ~		1,268	1,183
5.308% due 11/25/2035 «~		381	316
5.464% due 08/25/2035 ~		420	295
5.740% due 02/25/2035 «~		5	4
5.967% due 09/25/2035 ~		757	712
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031 «		44	41
Formentera Issuer PLC 6.020% due 07/28/2047 •	GBP	2,407	3,064
Freddie Mac
2.000% due 06/15/2052 (a)		$347,669	43,067
5.703% due 05/15/2036 •		244	241
5.703% due 04/15/2037 •		169	163
5.803% due 07/15/2036 •		162	161
5.803% due 01/15/2043 •		189	183
6.043% due 10/15/2037 ~		294	292
6.083% due 10/15/2037 •		383	382
GCAT Trust 3.000% due 04/25/2052 ~		84,434	72,407
Ginnie Mae
5.787% due 11/20/2068 •		436	434
5.838% due 01/20/2072 •		54,348	52,592
5.872% due 11/20/2037 •		121	117
6.138% due 01/20/2073 •		12,359	12,243
6.208% due 02/20/2073 ~		56,810	56,461
6.218% due 02/20/2073 •		8,498	8,455
6.238% due 01/20/2073 •		79,382	79,058
6.308% due 08/20/2073		16,660	16,655
6.438% due 06/20/2073		91,466	92,169
6.438% due 11/20/2073		6,026	6,075
GMAC Mortgage Corp. Loan Trust
3.531% due 05/25/2035 «~		470	376
4.407% due 04/19/2036 ~		1,208	1,093
Great Hall Mortgages PLC
4.062% due 03/18/2039 •	EUR	142	156
5.469% due 03/18/2039 •	GBP	4,150	5,258
5.479% due 06/18/2039 ~		2,018	2,559
5.812% due 06/18/2039 •		$3,109	3,088
GreenPoint Mortgage Funding Trust
5.870% due 10/25/2046 •		277	251
5.910% due 06/25/2045 •		203	191
6.010% due 04/25/2036 •		95	91
6.010% due 11/25/2045 •		125	110
6.150% due 10/25/2046 •		677	493
GS Mortgage Securities Corp. 5.366% due 05/03/2032		3,900	3,822
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		17,732	12,692
6.559% due 07/15/2031 •		5,525	4,607
6.609% due 07/15/2035		1,298	981

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.659% due 11/15/2032 •	2,850	2,822
8.762% due 08/15/2039 ~	26,700	26,921
GS Mortgage Securities Trust
3.001% due 09/10/2052	10,000	8,926
3.541% due 01/10/2043	1,550	1,345
3.621% due 10/10/2035	17,200	16,201
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~	50,585	41,622
2.500% due 09/25/2052 ~	27,313	22,547
GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~	59,195	48,757
2.500% due 04/25/2052 ~	39,658	32,837
2.500% due 08/25/2052 ~	15,300	12,592
2.500% due 07/25/2059 ~	92,230	84,685
3.000% due 08/26/2052 ~	175,482	150,267
3.000% due 09/25/2052 ~	69,387	59,417
3.000% due 12/25/2052 ~	111,664	94,595
5.000% due 01/25/2052 •	8,555	7,914
GSC Capital Corp. Mortgage Trust 5.830% due 05/25/2036 •	84	78
GSMPS Mortgage Loan Trust
5.820% due 09/25/2035 •	3,027	2,552
7.500% due 06/25/2043	1,673	1,692
GSR Mortgage Loan Trust
3.610% due 05/25/2035 «~	343	322
3.948% due 03/25/2037 ~	2,312	1,278
3.966% due 05/25/2035 ~	9	7
3.967% due 04/25/2036 ~	30	20
4.017% due 04/25/2035 «~	69	62
4.240% due 06/25/2034 ~	108	104
4.489% due 11/25/2035 ~	3	3
4.511% due 11/25/2035 ~	3,942	3,483
4.518% due 04/25/2035 «~	229	218
4.630% due 01/25/2036 ~	40	36
4.649% due 07/25/2035 ~	7	6
4.976% due 11/25/2035 ~	1,508	839
5.000% due 05/25/2037 «	1	2
5.478% due 09/25/2035 «~	11	10
5.500% due 06/25/2035	841	837
5.500% due 06/25/2036 «	60	336
5.770% due 07/25/2035 «•	35	30
5.820% due 01/25/2034 «•	7	7
6.000% due 03/25/2032 «	3	3
6.000% due 11/25/2035	8,135	3,197
6.000% due 02/25/2036	2,530	1,249
6.000% due 01/25/2037 «	489	297
6.000% due 03/25/2037	14	8
6.000% due 07/25/2037 «	140	88
6.250% due 09/25/2036 «	216	203
6.500% due 09/25/2036	2,097	1,018
6.780% due 03/25/2033 «•	3	3
6.970% due 04/25/2032 «•	36	29
HarborView Mortgage Loan Trust
4.082% due 06/19/2036 ~	1,937	848
4.209% due 07/19/2035 ~	165	120
4.232% due 06/19/2036 ~	3,440	1,702
4.725% due 08/19/2036 «~	56	53
4.935% due 06/19/2045 ~	9,124	4,521
5.573% due 04/19/2034 «~	8	7
5.730% due 03/19/2037 •	16,748	14,883
5.870% due 09/19/2046 ~	1,457	1,275
5.910% due 05/19/2035 •	4,948	4,490
5.927% due 12/19/2035 ~	305	290
5.950% due 06/19/2035 •	481	455
6.030% due 06/19/2034 «•	196	170
6.070% due 04/19/2034 «•	113	100
6.110% due 01/19/2035 •	672	550
6.170% due 01/19/2035 •	856	755
6.190% due 01/19/2035 «•	31	27
6.270% due 11/19/2034 «•	75	55
6.470% due 10/25/2037 •	618	568
Hawaii Hotel Trust 6.559% due 05/15/2038 •	1,620	1,609
Hilton USA Trust 2.828% due 11/05/2035	33,800	27,163
HomeBanc Mortgage Trust
5.990% due 01/25/2036 ~	314	298
6.210% due 12/25/2034 ~	639	600
6.330% due 08/25/2029 •	311	299
HPLY Trust 6.475% due 11/15/2036 •	383	381
HSI Asset Securitization Corp. Trust 5.910% due 11/25/2035 •	8,342	7,907
Hundred Acre Wood Trust 5.000% due 10/25/2051 •	5,304	4,916

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Impac CMB Trust
5.365% due 09/25/2034 «þ	95	99
6.210% due 11/25/2034 «•	248	237
6.230% due 10/25/2033 «•	1	1
6.250% due 10/25/2034 •	88	86
Impac Secured Assets Trust 5.125% due 07/25/2035 «~	315	273
IndyMac Adjustable Rate Mortgage Trust
5.545% due 01/25/2032 «~	70	64
5.686% due 01/25/2032 «~	28	26
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	885	399
IndyMac INDA Mortgage Loan Trust
3.671% due 08/25/2036 ~	706	560
5.436% due 01/25/2036 ~	1,782	1,664
IndyMac INDB Mortgage Loan Trust 6.070% due 11/25/2035 •	301	181
IndyMac INDX Mortgage Loan Trust
3.055% due 02/25/2035 «~	230	193
3.079% due 06/25/2037 ~	4,494	2,718
3.088% due 06/25/2037 ~	1,118	956
3.265% due 01/25/2036 ~	107	98
3.326% due 07/25/2037 ~	942	622
3.339% due 05/25/2036 ~	1,574	1,327
3.372% due 04/25/2037 ~	5,247	4,497
3.494% due 10/25/2035 ~	247	198
3.536% due 04/25/2037 ~	3,539	3,200
3.551% due 03/25/2036 ~	1,353	983
3.582% due 01/25/2035 «~	30	27
3.646% due 01/25/2036 ~	1,948	1,718
3.674% due 08/25/2035 ~	477	355
3.721% due 12/25/2035 ~	1,676	1,381
3.767% due 09/25/2035 ~	5,583	4,548
4.469% due 08/25/2035 ~	16	15
4.699% due 12/25/2034 ~	36	35
4.995% due 10/25/2034 ~	1,036	985
5.770% due 06/25/2037 •	699	255
5.830% due 02/25/2037 •	9,525	9,453
5.870% due 11/25/2046 •	280	254
5.890% due 05/25/2046 •	49	43
5.930% due 04/25/2035 •	48	43
5.950% due 07/25/2035 •	772	702
6.110% due 07/25/2045 •	27	21
6.250% due 05/25/2034 «•	1	1
6.270% due 11/25/2034 •	20	17
6.290% due 11/25/2034 ~	539	460
InTown Mortgage Trust 7.851% due 08/15/2039 •	3,700	3,719
JP Morgan Alternative Loan Trust
4.531% due 12/25/2036 ~	689	753
4.531% due 12/25/2036 «~	186	173
4.762% due 05/25/2037 ~	2,331	2,101
5.750% due 03/25/2037 •	757	774
5.843% due 05/26/2037 ~	13,748	10,301
6.550% due 05/25/2036 «þ	16	16
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	4,600	3,707
3.474% due 12/15/2049 ~	2,987	2,898
3.648% due 12/15/2049 ~	8,606	8,101
3.916% due 06/10/2042 ~	17,100	15,291
5.958% due 04/15/2037 •	10,349	9,545
6.591% due 11/15/2038 •	2,231	2,195
6.859% due 12/15/2031 •	1,143	935
7.235% due 10/05/2040	7,500	7,700
JP Morgan Mortgage Trust
2.500% due 10/25/2051 ~	5,768	4,751
2.500% due 11/25/2051 ~	2,751	2,263
2.500% due 12/25/2051 ~	1,586	1,306
2.500% due 02/25/2052 ~	8,612	7,082
3.000% due 01/25/2052 ~	5,008	4,295
3.000% due 03/25/2052 ~	78,739	67,523
3.500% due 10/25/2046 ~	835	747
3.500% due 10/25/2048 ~	301	265
3.500% due 09/25/2052 ~	8,433	7,505
3.750% due 07/27/2037 ~	3,901	3,586
3.929% due 04/25/2037 «~	145	115
4.009% due 05/25/2036 ~	1,062	861
4.136% due 10/25/2036 «~	456	317
4.136% due 10/25/2036 ~	615	450
4.218% due 04/25/2036 ~	2,098	1,834
4.285% due 04/25/2036 ~	1,162	993
4.406% due 10/25/2036 ~	35	26
4.424% due 08/25/2035 ~	476	466
4.433% due 06/25/2035 «~	137	107
4.473% due 08/25/2036 ~	203	162
4.473% due 08/25/2036 «~	743	582

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

4.538% due 07/25/2035 ~		1,569	1,484
4.625% due 07/25/2063		5,665	5,350
4.642% due 07/25/2035 «~		248	228
4.658% due 02/25/2036 ~		5,667	4,138
4.710% due 02/25/2034 «~		93	83
4.735% due 11/25/2033 «~		4	4
4.738% due 10/25/2035 «~		255	192
4.794% due 04/25/2035 «~		4	4
4.852% due 10/25/2035 ~		645	512
4.879% due 11/25/2035 ~		828	680
4.898% due 10/25/2036 «~		14	11
4.898% due 10/25/2036 ~		7,513	5,879
4.909% due 06/25/2035 «~		318	294
4.917% due 07/25/2035 ~		448	423
5.000% due 12/28/2049 «		39	39
5.000% due 08/25/2051 ~		10,091	9,840
5.000% due 12/25/2051 ~		10,992	10,719
5.000% due 04/25/2052 ~		19,037	18,543
5.000% due 05/25/2052 •		22,668	21,043
5.037% due 12/25/2037 «~		56	42
5.044% due 07/25/2035 ~		30	29
5.048% due 08/25/2035 ~		453	375
5.057% due 11/25/2035 ~		487	399
5.109% due 10/25/2035 ~		3,826	3,503
5.250% due 11/25/2063		964	948
5.347% due 10/25/2035 «~		20	19
5.347% due 10/25/2035 ~		2,689	2,606
5.392% due 09/25/2035 «~		72	65
5.500% due 07/25/2036 «		406	201
5.528% due 07/25/2035 «~		9	9
5.669% due 07/25/2035 «~		4	4
5.674% due 07/25/2035 «~		29	28
5.750% due 01/25/2036		16	7
5.766% due 02/25/2036 «~		30	21
5.822% due 08/25/2035 ~		330	310
6.500% due 07/25/2036		2,757	1,040
6.500% due 08/25/2036		374	128
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	7,788
3.057% due 11/13/2052		7,900	6,559
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	5,205
2.250% due 02/22/2045		9,470	6,598
6.140% due 02/22/2045 ~		53,724	67,637
7.340% due 02/22/2045 •		29,232	35,580
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		$2,400	1,795
Lanebrook Mortgage Transaction PLC 6.320% due 06/12/2057 •	GBP	964	1,231
Lavender Trust 6.250% due 10/26/2036		$3,789	1,894
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		384,528	2,710
0.000% due 07/25/2057 (g)		308	293
0.000% due 07/25/2057 ~		92,661	84,861
0.000% due 01/25/2058 ~		39	38
2.190% due 02/25/2058 ~		15,577	10,703
2.997% due 12/25/2056 ~		384,528	301,020
3.734% due 12/26/2057 ~		287,714	255,088
4.000% due 02/25/2058 ~		19,562	19,179
4.151% due 01/25/2058 ~		25,150	22,790
4.250% due 02/25/2058 ~		15,577	15,010
4.500% due 02/25/2058 ~		15,577	14,226
Lehman Mortgage Trust
4.505% due 12/25/2035 ~		3,323	604
5.032% due 01/25/2036 ~		918	846
5.500% due 01/25/2036		555	279
5.750% due 06/25/2037 «•		206	174
5.790% due 08/25/2036 •		3,193	2,194
5.791% due 04/25/2036 ~		515	332
6.000% due 07/25/2036		3,667	1,885
Lehman XS Trust
5.850% due 11/25/2046 •		143	123
5.870% due 08/25/2046 •		4,791	4,411
Luminent Mortgage Trust
5.790% due 11/25/2036 «•		126	111
5.830% due 12/25/2036 •		1,270	1,159
5.870% due 02/25/2046 •		39	29
6.190% due 04/25/2036 •		5,978	4,965
MAD Mortgage Trust 3.188% due 08/15/2034 ~		1,250	1,124
Manhattan West Mortgage Trust 2.130% due 09/10/2039		47,900	42,377
MASTR Adjustable Rate Mortgages Trust
3.016% due 07/25/2035 ~		285	247
3.989% due 03/25/2035 «~		143	125

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

4.506% due 05/25/2034 ~	49	45
4.515% due 12/25/2033 «~	6	5
4.602% due 12/25/2034 ~	831	784
4.603% due 12/25/2033 «~	12	11
4.750% due 10/25/2032 «~	71	66
5.389% due 10/25/2034 ~	538	513
5.680% due 04/25/2046 •	2,054	1,804
5.950% due 05/25/2037 •	647	273
6.070% due 05/25/2047 «~	3	3
MASTR Alternative Loan Trust 5.870% due 03/25/2036 ~	6,806	743
MASTR Asset Securitization Trust 6.000% due 06/25/2036 «	176	100
MASTR Reperforming Loan Trust
5.830% due 07/25/2035 •	2,016	1,060
7.000% due 08/25/2034	1,352	982
7.000% due 05/25/2035	365	255
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~	1,054	1,014
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.176% due 11/15/2031 •	455	432
6.216% due 09/15/2030 «•	129	123
6.356% due 11/15/2031 «•	9	8
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.020% due 10/20/2029 •	474	478
6.336% due 08/15/2032 •	23	22
Merrill Lynch Alternative Note Asset Trust
5.690% due 03/25/2037 •	721	178
6.000% due 03/25/2037	1,040	116
6.070% due 03/25/2037 •	1,907	473
11.715% due 06/25/2037 ~	737	406
Merrill Lynch Mortgage Investors Trust
4.340% due 02/25/2035 ~	1,510	1,436
4.407% due 06/25/2035 ~	1,750	1,662
4.618% due 07/25/2035 ~	126	111
4.751% due 09/25/2035 ~	3,488	2,821
4.756% due 05/25/2033 ~	768	735
4.854% due 06/25/2037 ~	282	258
4.892% due 05/25/2036 «~	128	119
4.918% due 02/25/2034 ~	2	2
4.930% due 08/25/2034 «~	201	184
4.970% due 05/25/2033 «~	4	4
5.307% due 02/25/2033 ~	6	6
5.598% due 11/25/2035 ~	924	887
5.630% due 12/25/2035 «~	245	220
5.705% due 09/25/2035 ~	820	768
5.847% due 12/25/2034 «~	7	7
5.970% due 11/25/2035 •	5	5
6.090% due 10/25/2028 «•	11	10
6.130% due 06/25/2028 •	165	148
6.130% due 09/25/2029 «•	13	12
6.130% due 11/25/2029 •	63	57
6.210% due 03/25/2028 «•	6	5
6.250% due 03/25/2028 «•	2	2
6.401% due 04/25/2029 «•	151	140
6.546% due 10/25/2028 «•	14	13
6.621% due 11/25/2029 «•	36	33
7.299% due 12/25/2032 «•	88	81
MFA Trust 5.750% due 11/25/2067 þ	31,020	30,880
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	9,229	8,934
Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~	17,000	13,132
3.794% due 04/15/2055 ~	45,800	41,708
4.071% due 03/15/2052	3,635	3,431
6.645% due 12/15/2038 •	39,210	36,645
Morgan Stanley Mortgage Loan Trust
2.833% due 06/25/2037 ~	2,467	1,344
3.278% due 11/25/2037 ~	6,461	4,299
3.357% due 07/25/2035 ~	146	127
4.487% due 09/25/2035 ~	1,370	458
4.702% due 06/25/2036 ~	8,195	6,141
4.981% due 07/25/2035 ~	3,097	2,563
5.730% due 03/25/2036 •	559	378
5.750% due 01/25/2036 •	6,107	3,177
5.760% due 12/25/2035 «•	15	11
5.780% due 01/25/2035 «•	2	2
5.790% due 01/25/2035 •	1,058	974
6.000% due 02/25/2036 «	105	96
6.000% due 10/25/2037	1,339	731
6.201% due 02/25/2047 þ	1,202	436
7.035% due 06/25/2036 «~	69	65
MortgageIT Mortgage Loan Trust
5.930% due 04/25/2036 ~	2,746	2,563
5.970% due 09/25/2037 •	4,881	3,640

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.250% due 02/25/2035 «~		119	112
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034		387	348
Natixis Commercial Mortgage Securities Trust 7.185% due 03/15/2035 •		4,791	4,753
New Orleans Hotel Trust 6.398% due 04/15/2032 •		2,790	2,694
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		38,183	32,745
6.864% due 10/25/2063 þ		22,108	22,458
New York Mortgage Trust 4.169% due 05/25/2036 ~		2,179	1,833
Newgate Funding PLC
4.525% due 12/15/2050 •	EUR	38,468	41,644
5.509% due 12/01/2050 •	GBP	390	480
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.389% due 10/25/2035 ~		$39	21
6.320% due 03/25/2047 þ		487	467
6.470% due 05/25/2035 ~		1,735	1,359
7.000% due 02/19/2030 ~		390	378
7.341% due 02/25/2036 ~		134	110
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •		114,370	105,834
OBX Trust
2.500% due 10/25/2051 ~		63,393	52,294
3.000% due 01/25/2052 ~		110,337	94,620
3.000% due 02/25/2052 ~		17,340	14,935
6.113% due 03/25/2063 þ		2,321	2,336
6.120% due 11/25/2062 ~		19,426	19,544
6.520% due 07/25/2063 þ		8,810	8,899
7.045% due 09/25/2063 þ		9,456	9,660
Prime Mortgage Trust 5.870% due 02/25/2034 •		346	323
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	0
0.000% due 10/29/2054 (b)(g)		33,620	27,561
4.852% due 10/29/2054 •		89,976	99,687
5.302% due 10/29/2054 •		20,861	22,975
5.602% due 10/29/2054 •		15,172	16,574
6.582% due 10/29/2054 •		11,379	12,406
8.452% due 10/29/2054 •		9,482	10,317
RBSGC Mortgage Pass-Through Loan Trust
5.750% due 04/25/2035		$6,531	5,591
5.850% due 12/25/2034 •		14,014	12,460
RBSSP Resecuritization Trust
3.830% due 09/27/2037 •		9,301	7,724
4.000% due 10/26/2037		6,487	5,027
5.690% due 10/27/2036 •		1,121	1,027
5.697% due 08/27/2037 •		605	588
5.787% due 02/27/2037 •		1,395	1,284
Regal Trust 1.723% due 09/29/2031 «•		8	7
Residential Accredit Loans, Inc. Trust
4.261% due 08/25/2035 ~		1,256	493
4.337% due 04/25/2035 «~		26	25
5.250% due 03/26/2024 «		23	23
5.365% due 02/25/2036 ~		686	583
5.750% due 01/25/2037 •		435	484
5.770% due 08/25/2035 •		186	140
5.770% due 02/25/2037 •		1,341	1,211
5.800% due 03/25/2037 •		981	211
5.830% due 05/25/2036 •		5,960	5,342
5.830% due 09/25/2036 ~		1,124	1,067
5.840% due 12/25/2036 «•		14	12
5.850% due 07/25/2036 •		1,608	1,499
5.850% due 08/25/2036 •		1,919	1,889
5.850% due 09/25/2036 •		24	23
5.870% due 11/25/2036 •		688	472
5.890% due 06/25/2037 •		833	733
6.000% due 08/25/2036		858	701
6.000% due 09/25/2036		1,549	1,170
6.000% due 11/25/2036		916	699
6.000% due 01/25/2037		5	4
6.010% due 02/25/2046 •		900	527
6.250% due 03/25/2037		790	602
6.372% due 09/25/2045 •		142	124
6.500% due 07/25/2037		265	207
6.500% due 09/25/2037		946	758
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		82	82
Residential Asset Securitization Trust
5.500% due 08/25/2034		44	43
5.750% due 02/25/2036		523	203
6.000% due 04/25/2037		196	105
6.000% due 05/25/2037		112	58
6.000% due 07/25/2037		1,086	440

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.250% due 08/25/2036 «		67	38
6.250% due 11/25/2036		1,772	666
6.250% due 09/25/2037		1,932	817
6.500% due 08/25/2036		1,312	378
6.500% due 09/25/2036		1,095	376
Residential Funding Mortgage Securities, Inc. Trust
4.745% due 02/25/2037 ~		1,555	1,086
4.842% due 02/25/2036 ~		954	840
4.878% due 07/27/2037 ~		3,776	2,836
5.500% due 12/25/2034		132	123
6.000% due 06/25/2036		506	421
6.000% due 07/25/2036		492	413
6.000% due 10/25/2036		4,770	3,592
6.000% due 06/25/2037 «		243	173
6.500% due 03/25/2032 «		54	52
Residential Mortgage Securities PLC 6.470% due 06/20/2070 ~	GBP	13,968	17,838
RESIMAC Bastille Trust 6.105% due 02/03/2053 •		$2,311	2,302
Resloc U.K. PLC 5.559% due 12/15/2043 •	GBP	1,596	1,891
Ripon Mortgages PLC
0.000% due 08/28/2056 (g)		5,378	3,352
0.010% due 08/20/2056 «		8,063	9,653
0.070% due 08/28/2056 ~(a)		714	1
6.120% due 08/28/2056 •		25,858	32,711
7.520% due 08/28/2056 •		3,754	4,673
8.220% due 08/28/2056 •		5,250	6,628
8.470% due 08/28/2056 •		5,255	6,557
9.520% due 08/28/2056 •		3,003	3,754
RMAC Securities PLC
4.100% due 06/12/2044 •	EUR	1,224	1,309
5.489% due 06/12/2044 •	GBP	17,357	21,440
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	82,920
1.000% due 09/28/2055 ~		15,864	16,683
4.516% due 09/28/2055 •		392,868	433,545
4.666% due 09/28/2055 •		62,548	68,933
4.916% due 09/28/2055 •		42,646	46,976
5.416% due 09/28/2055 •		25,587	28,102
6.166% due 09/28/2055 •		42,646	46,753
Sequoia Mortgage Trust
3.627% due 09/20/2046 ~		$1,446	994
3.701% due 01/20/2047 ~		744	484
5.351% due 01/20/2047 ~		1,019	771
5.872% due 07/20/2036 •		14	12
5.892% due 06/20/2036 •		433	401
6.132% due 06/20/2033 «~		2	2
6.172% due 07/20/2033 ~		48	43
6.232% due 10/20/2027 «•		12	11
6.272% due 10/20/2027 «•		106	100
6.417% due 05/20/2034 «•		118	115
6.437% due 05/20/2034 •		131	124
6.529% due 09/20/2033 «•		81	76
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~		34,140	32,029
SREIT Trust 6.176% due 10/15/2038 •		200	196
Starwood Mortgage Trust 6.334% due 11/15/2036 •		17,500	17,117
Stratton Mortgage Funding PLC
6.120% (SONIO/N + 0.900%) due 03/12/2052 ~	GBP	2,090	2,664
6.121% due 07/20/2060 •		151,353	192,893
Structured Adjustable Rate Mortgage Loan Trust
3.813% (H15T1Y + 1.500%) due 04/25/2036 ~		$1,740	978
4.021% due 11/25/2035 ~		105	93
4.351% (H15T1Y + 1.500%) due 01/25/2035 ~		95	94
4.520% (H15T1Y + 1.500%) due 03/25/2036 ~		275	200
4.589% (H15T1Y + 1.500%) due 05/25/2036 ~		1,385	1,203
4.669% (H15T1Y + 1.500%) due 02/25/2036 ~		914	729
4.672% (H15T1Y + 1.500%) due 08/25/2035 ~		20	17
5.119% (H15T1Y + 1.500%) due 02/25/2036 ~		1,507	901
5.159% (H15T1Y + 1.500%) due 09/25/2035 ~		296	262
5.296% (H15T1Y + 1.500%) due 12/25/2035 ~		582	334
5.448% (H15T1Y + 1.500%) due 11/25/2036 ~		1,732	1,447
5.475% (H15T1Y + 1.500%) due 12/25/2035 ~		1,128	818
5.770% (LIBOR01M + 0.300%) due 09/25/2034 ~		840	732
5.770% (H15T1Y + 1.500%) due 08/25/2036 •		2,224	1,781
5.926% due 09/25/2034 «~		2	2
6.412% (H15T1Y + 1.500%) due 01/25/2035 •		99	85
6.478% (H15T1Y + 1.500%) due 02/25/2034 ~		251	238
7.068% (LIBOR01M + 0.300%) due 12/25/2034 ~		10	10
7.299% (H15T1Y + 1.500%) due 10/25/2037 •		403	351
Structured Asset Mortgage Investments Trust
3.905% (H15T1Y + 1.500%) due 06/25/2029 «~		6	6
3.907% (H15T1Y + 1.500%) due 02/25/2036 •		3,905	3,280

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

5.730% (H15T1Y + 1.500%) due 03/25/2037 •		1,014	340
5.810% (H15T1Y + 1.500%) due 03/25/2037 •		167	50
5.850% (H15T1Y + 1.500%) due 06/25/2036 •		362	350
5.850% (H15T1Y + 1.500%) due 07/25/2046 ~		413	312
5.890% (H15T1Y + 1.500%) due 04/25/2036 •		196	174
5.890% (H15T1Y + 1.500%) due 05/25/2036 •		47	32
5.910% (H15T1Y + 1.500%) due 05/25/2046 •		7,306	2,543
5.930% (H15T1Y + 1.500%) due 02/25/2036 •		64	55
5.970% (H15T1Y + 1.500%) due 07/19/2035 •		1,301	1,173
6.090% (H15T1Y + 1.500%) due 12/25/2035 •		1,239	993
6.130% (H15T1Y + 1.500%) due 09/19/2032 •		411	395
6.170% (H15T1Y + 1.500%) due 01/19/2034 «•		95	87
6.310% (H15T1Y + 1.500%) due 10/19/2033 •		223	201
6.320% (COF 11 + 1.250%) due 05/25/2047 •		6,931	5,593
6.412% (H15T1Y + 1.500%) due 12/25/2035 •		943	754
Structured Asset Securities Corp. 3.909% due 04/15/2027 «~		6	6
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% (H15T1Y + 1.500%) due 10/25/2036		2,265	1,366
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.860% (H15T1Y + 1.500%) due 06/25/2034 «þ		50	47
5.867% (H15T1Y + 1.500%) due 01/25/2034 ~		477	461
6.624% (H15T1Y + 1.500%) due 11/25/2033 «~		28	27
7.074% (H15T1Y + 1.500%) due 07/25/2033 «~		9	8
7.710% (H15T1Y + 1.500%) due 03/25/2033 «~		279	264
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,358	780
SunTrust Adjustable Rate Mortgage Loan Trust
4.150% due 04/25/2037 ~		192	116
4.742% due 10/25/2037 «~		389	298
4.848% due 02/25/2037 ~		141	120
5.467% due 01/25/2037 ~		1,386	1,005
SunTrust Alternative Loan Trust
5.750% (H15T1Y + 1.500%) due 12/25/2035 •		1,051	877
5.750% (H15T1Y + 1.500%) due 12/25/2035		690	597
6.000% (H15T1Y + 1.500%) due 04/25/2036 «		347	140
TBW Mortgage-Backed Trust
6.130% (H15T1Y + 1.500%) due 01/25/2037 þ		473	121
6.470% (H15T1Y + 1.500%) due 09/25/2036 þ		5,583	152
6.500% (H15T1Y + 1.500%) due 07/25/2036		4,572	1,143
6.515% (H15T1Y + 1.500%) due 07/25/2037 þ		764	295
Thornburg Mortgage Securities Trust
3.826% (H15T1Y + 1.500%) due 09/25/2037 ~		594	580
5.080% (H15T1Y + 1.500%) due 10/25/2046 •		22,823	21,283
5.309% (H15T1Y + 1.500%) due 07/25/2036 •		19,965	16,279
5.415% (H15T1Y + 1.500%) due 09/25/2047 ~		16,320	12,608
5.472% (H15T1Y + 1.500%) due 10/25/2043 «~		157	140
6.170% (H15T1Y + 1.500%) due 12/25/2033 •		148	141
6.815% (H15T1Y + 1.500%) due 06/25/2047 •		14,079	12,537
6.865% (H15T1Y + 2.000%) due 03/25/2037 ~		6,662	5,451
Towd Point Mortgage Funding
6.570% due 05/20/2045 •	GBP	11,168	14,256
6.571% due 07/20/2045 •		3,798	4,855
6.571% due 07/20/2045 ~		4,995	6,384
Towd Point Mortgage Trust
2.500% (H15T1Y + 1.500%) due 10/25/2056		$103	102
2.710% (H15T1Y + 1.500%) due 01/25/2060 ~		1,065	1,002
2.900% (H15T1Y + 1.500%) due 10/25/2059 ~		8,550	8,040
Trinity Square PLC 6.070% due 07/15/2059 •	GBP	104,838	133,625
TTAN 6.326% (H15T1Y + 1.500%) due 03/15/2038 •		$776	767
UBS Commercial Mortgage Trust
4.241% (H15T1Y + 1.500%) due 06/15/2051 ~		7,000	6,558
4.296% (H15T1Y + 1.500%) due 08/15/2051		5,975	5,682
4.313% (H15T1Y + 1.500%) due 05/15/2051		10,000	9,560
4.334% (H15T1Y + 1.500%) due 10/15/2051		17,486	16,757
UWM Mortgage Trust
2.500% (H15T1Y + 1.500%) due 11/25/2051		9,630	8,385
2.500% (H15T1Y + 1.500%) due 11/25/2051 ~		194,574	160,022
2.500% (H15T1Y + 1.500%) due 12/25/2051 ~		85,910	70,761
3.000% (H15T1Y + 1.500%) due 01/25/2052 ~		62,106	53,182
5.000% (H15T1Y + 1.500%) due 11/25/2051 •		2,069	1,920
VASA Trust 6.376% (H15T1Y + 1.500%) due 07/15/2039 •		7,550	6,837
Verus Securitization Trust
4.260% (H15T1Y + 1.500%) due 02/25/2067 þ		926	860
5.811% (H15T1Y + 1.500%) due 05/25/2068 þ		885	885
5.850% (H15T1Y + 1.500%) due 12/25/2067 þ		9,424	9,423
5.999% (H15T1Y + 1.500%) due 02/25/2068 þ		4,771	4,777
6.443% (H15T1Y + 1.500%) due 08/25/2068 þ		7,518	7,613
6.665% (H15T1Y + 1.500%) due 09/25/2068 þ		12,975	13,162
7.070% (H15T1Y + 1.500%) due 10/25/2068 þ		11,788	12,023
Visio Trust 6.598% (H15T1Y + 1.500%) due 10/25/2058 þ		5,467	5,516

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Wachovia Mortgage Loan Trust LLC
3.901% due 08/20/2035 ~		434	390
6.058% due 10/20/2035 «~		1	1
6.182% due 10/20/2035 ~		102	96
WaMu Mortgage Pass-Through Certificates Trust
3.325% due 04/25/2037 ~		1,357	1,182
3.596% due 03/25/2036 ~		7,529	6,498
3.657% due 02/25/2037 ~		2,596	2,241
3.698% due 02/25/2037 ~		3,234	2,899
3.704% due 02/25/2037 ~		256	215
3.763% due 04/25/2037 ~		400	359
3.835% (H15T1Y + 1.500%) due 08/25/2035 «~		120	109
3.847% due 05/25/2037 ~		659	564
3.858% due 02/25/2037 ~		6,854	5,980
3.880% due 05/25/2037 ~		45	37
3.918% due 12/25/2036 ~		4,009	3,551
3.927% (- 1.0*LIBOR01M + 6.650%) due 04/25/2035 ~		1,459	1,399
3.966% (H15T1Y + 1.500%) due 01/25/2036 ~		2,235	2,167
4.020% due 11/25/2036 «~		11	9
4.063% due 12/25/2036 ~		4,652	3,968
4.077% due 03/25/2035 ~		485	466
4.185% due 12/25/2046 ~		4,022	3,459
4.272% due 12/25/2036 ~		34	30
4.311% due 03/25/2037 ~		8,007	7,249
4.337% due 08/25/2036 ~		571	512
4.423% due 08/25/2036 ~		5,052	4,479
4.469% due 09/25/2036 ~		2,393	1,998
4.485% due 08/25/2036 ~		71	65
4.496% due 08/25/2046 ~		3,825	3,391
4.549% due 07/25/2037 ~		153	127
4.615% (H15T1Y + 1.500%) due 10/25/2035 ~		260	233
4.617% (H15T1Y + 1.500%) due 05/25/2035 ~		6,854	6,639
4.727% (H15T1Y + 1.500%) due 12/25/2035 ~		501	450
4.728% (H15T1Y + 1.500%) due 09/25/2035 ~		4,932	4,474
4.728% (H15T1Y + 1.500%) due 09/25/2035 «~		159	142
4.853% due 05/25/2046 •		162	135
4.926% (H15T1Y + 1.500%) due 12/25/2035 ~		4,407	3,934
5.255% (H15T1Y + 1.500%) due 08/25/2034 ~		89	84
5.662% (H15T1Y + 1.500%) due 09/25/2033 ~		220	203
5.772% due 04/25/2047 •		4,806	4,122
5.782% due 05/25/2047 ~		6,665	5,332
5.810% due 07/25/2047 •		1,838	1,526
5.907% (H15T1Y + 1.500%) due 09/25/2033 «~		13	12
6.010% (H15T1Y + 1.500%) due 12/25/2045 •		187	182
6.012% due 08/25/2046 •		59	54
6.050% (H15T1Y + 1.500%) due 07/25/2045 •		123	115
6.157% (H15T1Y + 1.500%) due 01/25/2033 ~		43	42
6.210% (H15T1Y + 1.500%) due 11/25/2034 •		326	305
6.290% (H15T1Y + 1.500%) due 11/25/2045 •		141	127
6.290% (H15T1Y + 1.500%) due 12/25/2045 •		115	103
6.412% (H15T1Y + 1.500%) due 06/25/2042 •		137	125
6.450% (H15T1Y + 1.500%) due 11/25/2034 •		158	145
6.512% due 10/25/2046 ~		4,362	3,906
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	18,682
6.170% due 12/21/2049 •		93,151	119,043
6.870% due 12/21/2049 •		23,296	29,448
7.370% due 12/21/2049 •		11,648	14,640
7.870% due 12/21/2049 •		6,656	8,337
8.370% due 12/21/2049 •		6,656	8,196
Washington Mutual Mortgage Pass-Through Certificates Trust
3.770% due 02/25/2031 «~		$1	1
4.052% due 09/25/2036 þ		2,878	849
4.480% due 05/25/2033 «~		86	82
4.661% due 06/25/2033 ~		718	673
5.500% due 04/25/2035 •		3,576	2,893
5.500% due 11/25/2035		336	293
5.500% due 06/25/2037 «		490	448
5.790% due 02/25/2037 •		7,010	5,340
5.982% due 05/25/2046 •		2,200	1,581
6.000% due 04/25/2036		1,058	882
6.768% due 07/25/2036 þ		1,137	283
6.949% due 07/25/2036 þ		1,943	484
Wells Fargo Alternative Loan Trust 5.332% due 07/25/2037 ~		449	404
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,241
3.311% due 06/15/2052		8,800	7,880
3.472% due 11/15/2050		10,070	9,466
3.615% due 12/15/2049		6,462	6,301
3.749% due 06/15/2036 ~		500	437
3.862% due 12/15/2039		41,000	37,355
4.023% due 03/15/2052		33,712	32,148
4.442% due 09/15/2061		4,000	3,890
Wells Fargo Mortgage-Backed Securities Trust
4.604% due 03/25/2036 «~		28	25

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

4.773% due 04/25/2036 ~		566	532
5.737% due 07/25/2034 «~		3	3
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	4,792

Total Non-Agency Mortgage-Backed Securities (Cost $9,615,228)			8,786,363

ASSET-BACKED SECURITIES 14.6%
522 Funding CLO Ltd. 6.717% due 10/20/2031 •		36,000	35,910
Aames Mortgage Investment Trust 6.250% due 10/25/2035 •		1,357	1,333
ABFC Trust
5.655% due 12/25/2030 «•		468	448
6.520% due 03/25/2034 •		1,221	1,167
6.565% due 05/25/2032 «•		184	182
ACAS CLO Ltd. 6.547% due 10/18/2028 •		41,480	41,427
Accredited Mortgage Loan Trust 5.369% due 01/25/2035 •		393	375
ACE Securities Corp. Home Equity Loan Trust
5.590% due 10/25/2036 •		9	3
5.690% due 12/25/2036 •		5,249	1,382
5.790% due 08/25/2036 ~		4,650	1,138
5.870% due 12/25/2036 •		20,237	5,359
5.910% due 08/25/2036 •		5,975	1,470
6.130% due 11/25/2035 •		1,999	2,030
6.295% due 12/25/2045 •		3,112	2,359
6.400% due 02/25/2036 •		1,290	1,181
6.445% due 11/25/2033 •		1,051	1,024
6.445% due 12/25/2034 «•		195	176
6.520% due 08/25/2045 •		538	537
ACREC Ltd. 6.623% due 10/16/2036 •		22,514	22,034
Adagio CLO DAC 4.685% due 10/15/2031 ~	EUR	4,800	5,227
Aegis Asset-Backed Securities Trust
6.115% due 12/25/2035 •		$2,976	2,708
6.190% due 06/25/2035 •		2,219	2,073
AIMCO CLO 6.684% (TSFR3M + 1.282%) due 04/17/2031 ~		2,443	2,442
Ally Auto Receivables Trust 5.760% due 11/15/2026		24,600	24,637
American Money Management Corp. CLO Ltd. 6.581% due 11/10/2030 •		15,721	15,693
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.849% due 05/25/2034 þ		686	639
6.250% due 05/25/2034 •		241	239
6.340% due 07/25/2034 •		68	68
8.845% due 11/25/2032 •		2,131	2,114
Amortizing Residential Collateral Trust 6.505% (H15T1Y + 1.500%) due 07/25/2032 «•		6	6
Anchorage Capital CLO Ltd.
6.705% due 07/15/2030 •		54,484	54,453
6.795% due 07/15/2032 •		7,900	7,890
6.814% due 07/22/2032 •		18,800	18,722
Apex Credit CLO Ltd. 6.622% due 09/20/2029 •		8,252	8,244
Apidos CLO
6.594% due 07/17/2030 •		52,799	52,705
6.627% due 10/20/2030 •		1,700	1,698
6.687% due 04/20/2031 •		1,986	1,987
Arbor Realty Commercial Real Estate Notes Ltd.
6.788% due 01/15/2037 •		128,400	126,474
6.826% due 11/15/2036 •		75,250	74,496
AREIT LLC 7.600% due 06/17/2039 •		34,800	34,985
AREIT Trust
6.553% due 11/17/2038 •		18,736	18,586
6.588% due 01/20/2037 •		14,126	14,034
Ares CLO Ltd.
6.705% due 01/15/2032 •		27,700	27,700
6.707% due 04/18/2031 ~		2,800	2,799
6.724% due 04/22/2031 •		31,900	31,838
Ares European CLO DAC
4.625% due 10/15/2030 •	EUR	21,173	23,205
4.843% due 04/20/2032 •		17,100	18,580
Argent Securities Trust
5.580% due 09/25/2036 ~		$3,945	1,268
5.620% due 09/25/2036 •		20,370	6,547
5.770% due 06/25/2036 ~		17,613	4,674
5.850% due 03/25/2036 •		5,427	2,904
6.010% due 05/25/2036 ~		22,337	5,455
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.110% due 01/25/2036 •		8,520	7,556
6.595% due 11/25/2034 •		1,995	1,963

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Armada Euro CLO DAC 4.685% due 07/15/2031 •	EUR	29,542	32,267
Asset-Backed Securities Corp. Home Equity Loan Trust
5.550% due 05/25/2037 •		$149	102
6.230% due 10/25/2034 «•		1	1
6.826% due 04/15/2033 •		608	602
8.701% due 08/15/2032 •		3,849	3,677
Atlas Senior Loan Fund Ltd.
6.754% due 04/22/2031 •		2,674	2,673
6.805% due 01/16/2030 •		9,982	9,968
Atrium Corp. 6.854% due 11/21/2030 •		5,290	5,287
Avis Budget Rental Car Funding AESOP LLC 5.250% due 04/20/2029		20,700	20,628
Bain Capital Credit CLO Ltd. 6.647% due 07/20/2030 •		10,005	9,994
Bain Capital Euro CLO DAC 4.733% due 01/20/2032 •	EUR	19,674	21,453
Barings CLO Ltd.
6.627% due 07/20/2029 ~		$426	426
6.867% due 10/20/2030 ~		2,740	2,744
BDS Ltd.
6.823% due 12/16/2036 •		17,500	17,143
7.156% due 03/19/2039 •		70,609	70,301
7.492% due 08/19/2038 •		1,300	1,306
Bear Stearns Asset-Backed Securities Trust
4.724% due 07/25/2036 «~		5	5
4.812% due 10/25/2036 ~		618	291
5.236% due 06/25/2043 «~		199	177
5.338% due 12/25/2036 •		2,389	3,015
5.710% due 06/25/2047 •		699	696
5.776% due 06/25/2035 •		7,306	7,102
6.130% due 10/25/2032 «•		61	60
6.270% due 10/27/2032 «•		308	297
6.470% due 11/25/2042 •		77	76
6.520% due 08/25/2037 •		3,915	3,407
6.595% due 02/25/2035 •		1,553	1,547
Benefit Street Partners CLO Ltd.
6.605% due 10/15/2030 •		6,114	6,108
6.694% due 01/17/2032 •		16,850	16,850
7.005% due 01/15/2033 •		8,550	8,559
Birch Grove CLO Ltd. 6.776% due 06/15/2031 •		41,967	41,926
Black Diamond CLO DAC
4.853% due 01/20/2032 •	EUR	907	995
4.982% due 05/15/2032 ~		8,207	8,946
Blackrock European CLO DAC 4.585% due 10/15/2031 ~		20,328	22,091
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		497	519
4.685% due 01/15/2031 •		18,375	20,064
4.875% due 01/15/2033 •		10,150	11,038
BMW Vehicle Lease Trust
5.950% due 08/25/2025		$7,200	7,222
5.990% due 09/25/2026		11,100	11,265
BMW Vehicle Owner Trust
5.593% due 07/25/2024		8,142	8,143
5.720% due 04/27/2026		38,000	38,068
5.767% due 04/27/2026		37,000	37,007
BNPP AM Euro CLO DAC
4.565% due 04/15/2031 •	EUR	3,100	3,370
4.822% due 07/22/2032 •		17,330	18,883
Bosphorus CLO DAC 4.745% due 12/15/2030 ~		542	593
BPCRE Ltd. 7.758% due 01/16/2037 •		$12,300	12,307
Brightspire Capital Ltd. 6.620% due 08/19/2038 •		8,066	7,870
BSPDF Issuer Ltd. 6.676% due 10/15/2036 ~		10,190	9,869
BSPRT Issuer Ltd.
6.796% due 12/15/2038 •		1,600	1,574
7.658% due 07/15/2039 ~		76,200	75,644
Cairn CLO DAC
4.552% due 04/30/2031 •	EUR	12,207	13,319
4.745% due 10/15/2031 •		26,183	28,432
Capital Four U.S. CLO Ltd. 7.494% due 01/20/2037		$38,800	38,800
Carbone CLO Ltd. 6.817% due 01/20/2031 ~		6,606	6,610
Carlyle Euro CLO DAC
4.632% due 08/15/2030 ~	EUR	961	1,052
4.665% due 01/15/2031 •		32,128	35,122
Carlyle Global Market Strategies CLO Ltd.
6.589% due 08/14/2030 •		$60,814	60,714
6.634% due 04/17/2031 •		3,617	3,614

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.754% due 04/22/2032 •		1,700	1,700
Carlyle Global Market Strategies Euro CLO DAC 4.752% due 11/15/2031 •	EUR	25,353	27,603
Carlyle U.S. CLO Ltd.
6.677% due 04/20/2031 •		$30,018	30,024
6.697% due 04/20/2031 •		3,869	3,868
Carmax Auto Owner Trust
3.810% due 09/15/2025		596	594
5.720% due 11/16/2026		6,900	6,917
6.108% due 09/15/2025 ~		1,788	1,789
Carrington Mortgage Loan Trust
5.630% due 10/25/2036 •		3,072	2,382
5.720% due 10/25/2036 •		3,599	2,791
5.730% due 02/25/2037 •		36,343	33,498
Catamaran CLO Ltd. 6.774% due 04/22/2030 •		12,828	12,826
CBAM Ltd.
6.797% due 10/20/2029 •		25,501	25,515
6.927% due 07/20/2030 •		2,718	2,718
CDC Mortgage Capital Trust 6.265% due 07/25/2034 «•		383	403
Cent CLO Ltd. 6.619% due 07/27/2030 •		964	963
Chase Funding Trust
6.030% due 02/25/2033 «~		28	27
6.110% due 08/25/2032 •		420	404
6.130% due 11/25/2032 «•		3	3
CIFC Funding Ltd.
6.610% due 10/24/2030 •		37,588	37,560
6.627% due 04/20/2030 •		538	537
6.684% due 04/23/2029 •		775	774
6.710% due 04/24/2030 •		1,443	1,440
6.844% due 11/16/2030 •		1,227	1,228
CIT Group Home Equity Loan Trust 6.520% due 09/25/2030 «•		452	438
Citigroup Mortgage Loan Trust
4.254% due 10/25/2037 þ		1,560	1,501
5.640% due 07/25/2045 ~		6,798	4,687
5.660% due 05/25/2037 •		8,448	5,639
5.730% due 07/25/2045 •		3,165	2,186
5.740% due 05/25/2037 •		4,886	4,796
5.764% due 01/25/2037 þ		819	339
5.790% due 12/25/2036 •		7,878	4,401
5.970% due 08/25/2036 •		11,589	11,307
6.851% due 05/25/2036 þ		2,099	804
Citigroup Mortgage Loan Trust, Inc. 6.205% due 09/25/2035 •		2,848	2,811
CLNC Ltd. 6.720% due 08/20/2035 •		27	27
Commonbond Student Loan Trust 2.550% due 05/25/2041		1,717	1,611
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		112	113
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(g)		124,260	85,418
6.250% due 11/25/2053 «		538,450	543,923
6.400% due 11/25/2053 «		179,510	184,776
6.950% due 11/25/2053 «		66,300	67,583
7.400% due 11/25/2053 «		66,300	67,273
9.100% due 11/25/2053 «		38,710	39,449
9.350% due 11/25/2053 «		35,920	34,354
Countrywide Asset-Backed Certificates Trust
3.508% due 03/25/2036 •		1,452	1,413
3.934% due 04/25/2035 •		1,074	1,048
4.434% due 10/25/2032 ~		867	861
4.626% due 01/25/2037 •		705	698
5.583% due 08/25/2035 ~		17,821	16,692
5.610% due 07/25/2037 ~		721	711
5.610% due 08/25/2037 •		9,924	8,930
5.650% due 11/25/2047 •		1,385	1,319
5.690% due 09/25/2037 •		1,164	1,187
5.700% due 10/25/2047 •		1,265	1,242
5.750% due 02/25/2037 •		6,602	6,195
5.750% due 03/25/2037 •		2,274	2,178
5.790% due 09/25/2046 «•		22	22
5.859% due 10/25/2046 ~		354	400
5.870% due 08/25/2034 •		374	356
5.910% due 09/25/2047 •		11,342	10,924
5.970% due 10/25/2034 •		1,339	1,299
6.055% due 06/25/2036 •		2,600	2,501
6.150% due 12/25/2036 •		331	253
6.160% due 05/25/2036 •		3,709	3,664
6.210% due 05/25/2032 «•		3	3
6.210% due 12/25/2034 •		1,372	1,341
6.270% due 08/25/2047 •		985	979
6.370% due 11/25/2034 •		197	191

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.430% due 02/25/2036 •		6,971	6,711
CQS U.S. CLO Ltd. 7.266% due 07/20/2031		58,461	58,621
Credit Suisse First Boston Mortgage Securities Corp. 4.453% due 08/25/2032 •		1,320	1,251
Credit-Based Asset Servicing & Securitization LLC
5.577% due 07/25/2037 ~		228	146
6.780% due 05/25/2035 þ		746	674
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.319% due 03/25/2037 þ		4,456	1,662
Credit-Based Asset Servicing & Securitization Trust
3.267% due 04/25/2037 •		677	422
5.590% due 11/25/2036 •		80	35
5.770% due 11/25/2036 •		7,684	3,410
Crestline Denali CLO Ltd.
6.707% due 04/20/2030 •		29,407	29,385
6.814% due 10/23/2031 •		44,639	44,645
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,312	247
6.220% due 09/25/2036 þ		1,693	510
6.672% due 06/25/2036 þ		1,416	408
CVC Cordatus Loan Fund DAC
4.555% due 09/15/2031 •	EUR	5,014	5,451
4.615% due 10/15/2031 •		44,429	48,393
4.782% due 08/15/2032 •		2,678	2,929
Delta Funding Home Equity Loan Trust 6.296% due 09/15/2029 «•		$91	84
Denali Capital CLO Ltd. 6.705% due 04/15/2031 •		3,227	3,224
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		1,100	978
Dryden CLO Ltd.
6.654% due 01/17/2032 •		3,000	2,993
6.705% due 07/15/2031 •		15,084	15,089
Dryden Euro CLO DAC
4.625% due 04/15/2033 •	EUR	37,480	40,775
4.862% due 05/15/2034 •		24,156	26,264
Dryden Senior Loan Fund
6.635% due 04/15/2028 •		$7,502	7,510
6.675% due 04/15/2029 •		2,080	2,078
6.852% due 08/15/2030 •		1,319	1,319
Elevation CLO Ltd. 6.590% due 10/25/2030 •		50,673	50,586
EMC Mortgage Loan Trust 6.210% due 05/25/2040 •		12	12
EquiFirst Mortgage Loan Trust 6.220% due 01/25/2034 «•		10	9
Euro-Galaxy CLO DAC 4.589% due 04/24/2034 •	EUR	26,548	28,792
Fieldstone Mortgage Investment Trust
5.777% due 11/25/2036 •		$8,127	4,708
5.850% due 05/25/2036 •		6,143	4,279
Finance America Mortgage Loan Trust 6.370% due 08/25/2034 «•		226	210
First Franklin Mortgage Loan Trust
5.780% due 10/25/2036 •		6,000	4,754
5.790% due 04/25/2036 •		2,184	2,102
5.950% due 08/25/2036 •		2,432	2,228
5.950% due 10/25/2036 •		3,473	2,253
6.670% due 01/25/2035 ~		1,452	1,447
6.895% due 10/25/2034 ~		624	625
First Investors Auto Owner Trust 6.440% due 10/16/2028		9,823	9,927
First NLC Trust
2.842% due 05/25/2035 •		1,009	890
5.610% due 08/25/2037 •		2,420	1,203
5.750% due 08/25/2037 •		2,512	1,249
Flagship Credit Auto Trust
3.280% due 08/15/2025		30	30
4.030% due 12/15/2026		15,202	15,062
Fortress Credit Investments Ltd. 7.187% due 02/23/2039 •		112,200	109,461
Fremont Home Loan Trust
5.530% due 01/25/2037 ~		27	12
5.600% due 11/25/2036 •		36,735	12,731
5.620% due 01/25/2037 •		11,834	5,378
5.670% due 08/25/2036 •		348	112
5.790% due 08/25/2036 •		7,126	2,293
5.810% due 02/25/2037 •		42,223	14,179
5.950% due 02/25/2037 •		16,034	5,435
5.970% due 05/25/2036 •		10,330	6,028
6.010% due 04/25/2036 •		2,887	2,644
6.130% due 01/25/2036 •		8,408	7,951
6.180% due 06/25/2035 •		3,908	3,749
6.400% due 07/25/2034 «•		57	53

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

FS Rialto Issuer LLC 7.238% due 01/19/2039 •		68,700	67,637
Galaxy CLO Ltd.
6.625% due 10/15/2030 •		37,162	37,122
6.672% due 05/16/2031 •		11,405	11,408
Gallatin CLO Ltd. 6.745% due 07/15/2031 •		26,968	26,926
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	91,945	63,212
GE-WMC Mortgage Securities Trust 5.550% due 08/25/2036 «•		$5	2
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		10,490	10,454
4.590% due 05/15/2026		8,011	7,982
GM Financial Consumer Automobile Receivables Trust
2.520% due 05/16/2025		1,037	1,035
5.740% due 09/16/2026		44,100	44,190
5.808% due 09/16/2026		18,000	18,015
GMACM Home Equity Loan Trust 7.000% due 09/25/2037 «~		8	7
GoldenTree Loan Management EUR CLO DAC 4.893% due 01/20/2032 •	EUR	2,000	2,185
GoldenTree Loan Opportunities Ltd. 6.762% due 10/29/2029 •		$654	655
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		8,148	6,299
4.000% due 04/20/2049		15,948	14,035
GPMT Ltd. 6.723% due 07/16/2035 •		15,998	15,800
Greystone Commercial Real Estate Notes Ltd. 6.656% due 09/15/2037 •		212	212
GSAA Home Equity Trust
4.038% due 03/25/2036 ~		4,117	1,715
5.610% due 03/25/2036 •		40	14
5.670% due 03/25/2037 •		513	140
5.710% due 04/25/2047 •		1,294	1,219
5.710% due 05/25/2047 ~		2,714	1,584
5.810% due 09/25/2036 •		8,428	1,889
5.830% due 05/25/2036 •		13,453	3,236
5.830% due 07/25/2037 •		490	443
6.070% due 03/25/2037 •		1,826	715
6.070% due 05/25/2047 •		153	94
6.370% due 08/25/2037 •		612	583
GSAMP Trust
5.560% due 01/25/2037 •		2,653	1,530
5.590% due 12/25/2036 •		5,442	2,568
5.650% due 11/25/2035 •		357	32
5.950% due 06/25/2036 •		3,539	1,866
5.950% due 08/25/2036 ~		1,461	1,138
6.010% due 04/25/2036 •		3,217	2,037
6.520% due 06/25/2034 •		453	429
6.790% due 12/25/2034 •		923	785
7.120% due 10/25/2034 «~		120	116
7.345% due 03/25/2034 •		2,015	1,658
Halseypoint CLO Ltd. 7.102% due 11/30/2032 •		5,700	5,703
Harvest CLO DAC
1.040% due 07/15/2031	EUR	3,300	3,451
4.566% due 06/26/2030 •		14,489	15,822
4.605% due 10/15/2031 •		27,160	29,484
4.673% due 10/20/2031 •		34,437	37,456
4.725% due 07/15/2031 •		29,100	31,665
4.815% due 01/15/2032 •		11,400	12,425
Hertz Vehicle Financing LLC
3.730% due 09/25/2026		$14,900	14,520
3.890% due 09/25/2028		31,800	30,353
HGI CRE CLO Ltd. 7.038% due 04/20/2037 •		28,800	28,492
Home Equity Asset Trust
6.070% due 11/25/2032 «•		154	133
6.565% due 05/25/2035 •		839	827
Home Equity Loan Trust 5.700% due 04/25/2037 ~		3,486	3,370
Home Equity Mortgage Loan Asset-Backed Trust
4.693% due 10/25/2033 «•		104	101
5.590% due 04/25/2037 •		927	639
5.680% due 04/25/2037 •		2,981	2,054
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		8,800	8,828
HSI Asset Loan Obligation Trust 4.646% due 12/25/2036 •		91	28
HSI Asset Securitization Corp. Trust
5.570% due 10/25/2036 •		138	55
5.690% due 12/25/2036 •		489	130
5.810% due 12/25/2036 •		4,453	1,173
6.250% due 11/25/2035 •		2,189	2,006

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Hyundai Auto Receivables Trust
5.770% due 05/15/2026		37,500	37,608
5.818% due 05/15/2026		18,000	18,028
ICG U.S. CLO Ltd. 6.754% due 07/22/2031 •		1,113	1,113
IMC Home Equity Loan Trust
5.690% due 07/25/2026 «~		5	4
7.520% due 08/20/2028 «		1	1
Jamestown CLO Ltd.
6.755% due 07/14/2031 •		2,490	2,492
6.995% due 04/15/2033 •		12,400	12,409
JP Morgan Mortgage Acquisition Corp. 3.110% due 10/25/2035 •		1,734	1,685
JP Morgan Mortgage Acquisition Trust
4.258% due 07/25/2036 ~		2,346	2,292
5.630% due 08/25/2036 «•		192	82
5.660% due 03/25/2047 ~		2,270	2,253
5.690% due 08/25/2036 •		21	14
5.710% due 08/25/2036 •		573	564
5.730% due 03/25/2037 •		1,953	1,904
5.790% due 07/25/2036 •		5,204	1,396
6.337% due 08/25/2036 þ		1,575	904
Jubilee CLO DAC
4.565% due 04/15/2030 •	EUR	9,536	10,434
4.575% due 04/15/2030 ~		2,031	2,229
4.615% due 04/15/2031 •		31,950	34,688
KKR CLO Ltd.
6.597% due 07/18/2030 •		$14,488	14,478
6.605% due 07/15/2030 •		43,949	43,887
KREF Ltd. 6.806% due 02/17/2039 •		62,200	61,544
Kubota Credit Owner Trust 5.610% due 07/15/2026		2,300	2,308
Laurelin DAC 4.713% due 10/20/2031 •	EUR	31,542	34,478
LCCM Trust
6.676% due 12/13/2038 •		$20,099	19,453
6.926% due 11/15/2038 ~		37,941	37,686
LCM LP
6.528% due 07/19/2027 •		5,864	5,869
6.677% due 07/20/2030 •		19,326	19,294
LCM Ltd.
6.516% due 07/20/2030 •		7,926	7,900
6.725% due 04/15/2031 •		6,950	6,915
6.757% due 04/20/2031 •		18,750	18,699
Lehman ABS Mortgage Loan Trust
5.560% due 06/25/2037 •		4,630	2,959
5.670% due 06/25/2037 •		2,499	1,607
Lendmark Funding Trust 1.900% due 11/20/2031		750	675
LoanCore Issuer Ltd.
6.776% due 07/15/2036 •		1,911	1,887
6.776% due 11/15/2038 •		80,900	79,187
6.888% due 01/17/2037 •		101,600	99,658
Long Beach Mortgage Loan Trust
5.790% due 12/25/2036 •		18,622	12,717
5.830% due 03/25/2046 •		1,694	1,357
5.990% due 08/25/2045 •		4,469	4,334
6.030% due 10/25/2034 •		11	10
6.520% due 06/25/2035 ~		5,534	5,339
6.745% due 02/25/2035 •		2,832	2,764
Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036		1,600	1,556
Lument Finance Trust, Inc. 6.646% due 06/15/2039 •		86,800	84,990
M360 Ltd. 6.971% due 11/22/2038 •		33,805	33,346
Madison Park Euro Funding DAC 4.765% due 07/15/2032 •	EUR	14,500	15,790
Madison Park Funding Ltd.
6.405% due 04/15/2029 •		$1,582	1,576
6.610% due 04/25/2029 •		1,301	1,297
6.674% due 07/21/2030 ~		8,109	8,128
6.760% due 04/25/2032 •		11,500	11,500
Man GLG Euro CLO DAC 4.645% due 10/15/2030 •	EUR	9,856	10,812
Marble Point CLO Ltd.
6.695% due 10/15/2030 •		$35,614	35,686
6.837% due 12/18/2030 •		3,311	3,311
Massachusetts Educational Financing Authority 6.590% due 04/25/2038 •		513	512
MASTR Asset-Backed Securities Trust
5.520% due 01/25/2037 •		84	24
5.710% due 10/25/2036 •		4,755	4,165
5.770% due 08/25/2036 •		4,165	1,606
5.950% due 03/25/2036 •		5,255	3,228

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

5.971% due 11/25/2035 «þ	114	83
6.219% due 02/25/2036 «þ	210	165
6.220% due 10/25/2035 •	6,884	6,443
6.400% due 06/25/2035 •	3,741	3,775
Merrill Lynch First Franklin Mortgage Loan Trust 5.810% due 04/25/2037 •	2,225	870
Merrill Lynch Mortgage Investors Trust
4.471% due 11/25/2037 •	12,181	4,244
5.690% due 08/25/2037 •	7,444	3,836
5.710% due 02/25/2037 •	881	264
5.730% due 03/25/2037 •	26,390	23,505
5.770% due 08/25/2037 •	31,176	16,127
5.790% due 03/25/2037 •	7,077	6,316
5.950% due 08/25/2037 ~	1,559	813
5.990% due 04/25/2037 ~	2,456	1,214
6.370% due 02/25/2047 •	14,607	8,622
MF1 LLC
7.506% due 06/19/2037 •	28,200	28,167
7.991% due 09/17/2037 •	27,600	27,651
MF1 Ltd.
6.553% due 10/16/2036 •	52,551	51,749
6.573% due 07/16/2036 •	6,754	6,658
6.706% due 02/19/2037 •	26,050	25,631
7.176% due 11/15/2035 •	34,795	34,763
MF1 Multifamily Housing Mortgage Loan Trust 6.326% due 07/15/2036 •	10,463	10,421
MidOcean Credit CLO
6.679% due 02/20/2031 ~	40,376	40,319
6.682% due 01/29/2030 •	15,978	15,986
MKS CLO Ltd. 6.677% due 07/20/2030 •	8,764	8,755
Morgan Stanley ABS Capital, Inc. Trust
5.530% due 12/25/2036 •	2,615	1,330
5.530% due 05/25/2037 •	832	704
5.560% due 01/25/2037 •	4,985	2,213
5.570% due 07/25/2036 •	131	48
5.570% due 11/25/2036 ~	1,252	712
5.580% due 03/25/2037 •	5,835	2,498
5.610% due 11/25/2036 •	12,594	5,873
5.610% due 05/25/2037 •	3,542	2,592
5.620% due 10/25/2036 •	11,842	6,187
5.620% due 11/25/2036 •	13,851	7,886
5.620% due 12/25/2036 •	1,807	919
5.650% due 03/25/2037 •	22,483	9,632
5.670% due 02/25/2037 ~	1,891	896
5.685% due 03/25/2037 •	8,670	3,468
5.700% due 10/25/2036 •	1,417	742
5.700% due 11/25/2036 •	12,466	7,106
5.720% due 12/25/2036 •	7,841	3,989
5.720% due 05/25/2037 •	1,491	1,267
5.730% due 02/25/2037 •	801	380
5.770% due 06/25/2036 •	5,946	3,100
5.770% due 09/25/2036 •	15,363	5,447
5.790% due 09/25/2036 •	9,290	3,974
5.810% due 03/25/2037 •	2,900	1,244
5.830% due 02/25/2037 •	3,757	1,222
5.970% due 08/25/2036 ~	13,712	7,115
6.205% due 07/25/2035 •	4,151	4,024
6.400% due 11/25/2034 •	1,224	1,200
6.470% due 03/25/2033 «•	436	416
Morgan Stanley Dean Witter Capital, Inc. Trust
6.745% due 09/25/2032 «•	468	449
6.820% due 02/25/2033 •	354	357
Morgan Stanley Home Equity Loan Trust
5.570% due 12/25/2036 ~	13,723	6,663
5.790% due 04/25/2036 •	4,331	3,106
Morgan Stanley IXIS Real Estate Capital Trust
5.520% due 11/25/2036 •	5	2
5.770% due 07/25/2036 •	8,088	3,259
5.930% due 07/25/2036 •	24,803	10,037
Morgan Stanley Mortgage Loan Trust
5.630% due 11/25/2036 •	3,275	934
5.710% due 04/25/2037 •	4,708	1,317
5.750% due 04/25/2037 ~	572	279
5.930% due 02/25/2037 •	422	91
6.000% due 02/25/2037 ~	350	197
6.077% due 10/25/2046 þ	2,424	599
6.190% due 04/25/2037 •	2,281	639
6.226% due 10/25/2036 þ	1,026	300
7.049% due 11/25/2036 •	1,651	587
Mosaic Solar Loan Trust 2.640% due 01/20/2053	19,116	16,383
Mountain View CLO LLC 6.695% due 01/16/2031 •	1,992	1,991
Navient Private Education Loan Trust 3.610% due 12/15/2059	3,126	3,046

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Nelnet Student Loan Trust
6.640% due 02/20/2041		7,853	7,971
7.538% due 02/20/2041		7,148	7,162
Neuberger Berman CLO Ltd. 6.717% due 04/20/2031 •		2,400	2,398
New Century Home Equity Loan Trust
6.145% due 03/25/2035 •		936	941
6.190% due 10/25/2035 •		962	925
6.250% due 03/25/2035 •		509	492
6.355% due 05/25/2034 ~		626	616
8.470% due 01/25/2033 •		1,458	1,239
Newark BSL CLO Ltd. 6.749% due 12/21/2029 ~		4,516	4,511
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.130% due 10/25/2036 •		20,675	4,611
6.270% due 02/25/2037 •		1,824	535
6.532% due 10/25/2036 þ		2,674	628
NovaStar Mortgage Funding Trust
5.620% due 03/25/2037 •		3,740	1,258
5.650% due 03/25/2037 •		3,096	1,042
5.670% due 01/25/2037 •		3,616	1,277
5.770% due 06/25/2036 •		1,650	1,173
5.770% due 09/25/2036 •		13,233	5,518
5.810% due 11/25/2036 •		8,294	2,501
5.890% due 01/25/2037 •		16,265	5,745
5.970% due 10/25/2036 •		4,349	2,312
6.180% due 12/25/2033 «•		208	198
6.295% due 06/25/2034 •		16	16
7.345% due 03/25/2035 ~		4,476	4,402
OAK Hill European Credit Partners DAC 4.723% due 01/20/2032 •	EUR	3,304	3,612
Oak Hill European Credit Partners DAC 4.733% due 10/20/2031 •		57,950	63,269
Oaktree CLO Ltd. 6.784% due 04/22/2030 •		$24,281	24,241
OCP CLO Ltd. 6.797% due 07/20/2029 •		4,624	4,626
OCP Euro CLO DAC 4.882% due 09/22/2034 •	EUR	34,700	37,762
Octagon Investment Partners Ltd.
6.639% due 02/14/2031 ~		$18,690	18,664
6.640% due 01/25/2031 •		5,187	5,183
6.677% due 03/17/2030 •		16,685	16,666
Octagon Loan Funding Ltd. 6.809% due 11/18/2031 •		6,100	6,108
OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,096	1,011
6.099% due 06/16/2036 •		2,249	2,207
Option One Mortgage Loan Trust
5.570% due 01/25/2037 ~		8,641	4,901
5.610% due 01/25/2037 •		19,451	11,033
5.610% due 02/25/2037 ~		7,395	3,648
5.640% due 05/25/2037 •		3,426	1,834
5.650% due 04/25/2037 •		6,276	3,080
5.690% due 01/25/2037 ~		7,314	4,149
5.690% due 04/25/2037 •		16,347	11,151
5.710% due 04/25/2037 •		2,546	1,435
5.720% due 03/25/2037 •		1,164	568
5.720% due 07/25/2037 •		2,503	1,593
5.800% due 04/25/2037 ~		2,037	972
6.010% due 01/25/2036 •		6,600	6,010
Option One Mortgage Loan Trust Asset-Backed Certificates
6.160% due 11/25/2035 •		11,960	11,284
6.325% due 10/25/2032 •		1,422	1,454
Oscar U.S. Funding LLC 2.820% due 04/10/2029		5,000	4,756
OSD CLO Ltd. 6.534% due 04/17/2031 •		30,541	30,430
Ownit Mortgage Loan Trust 6.370% due 10/25/2036 •		1,947	1,848
OZLM Ltd.
6.644% due 10/17/2029 ~		28,838	28,821
6.675% due 04/15/2031 •		2,769	2,768
6.682% due 05/16/2030 •		7,102	7,093
6.777% due 10/20/2031 •		9,009	9,014
6.827% due 01/20/2031 •		8,745	8,756
6.837% due 07/20/2032 •		46,400	46,269
6.902% due 10/30/2030 •		4,470	4,477
Palmer Square CLO Ltd. 6.664% due 10/17/2031 •		3,900	3,896
Palmer Square European Loan Funding DAC
4.685% due 10/15/2031 •	EUR	11,036	11,990
4.695% due 07/15/2031 •		14,840	16,183
4.745% due 04/15/2031 •		27,253	29,667
Palmer Square Loan Funding Ltd.
6.429% due 05/20/2029 •		$883	878

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.477% due 07/20/2029 •		57,920	57,749
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.270% due 12/25/2034 •		13,487	13,299
People's Choice Home Loan Securities Trust
6.150% due 12/25/2035 •		988	947
6.415% due 05/25/2035 •		3,559	3,245
6.820% due 01/25/2035 •		1,263	1,208
People's Financial Realty Mortgage Securities Trust 5.610% due 09/25/2036 •		18,037	4,630
Performer Funding PLC
0.000% due 06/21/2035 «(g)	GBP	27,414	9,349
7.192% due 06/21/2035		30,900	39,362
8.192% due 06/21/2035		21,700	27,665
9.192% due 06/21/2035		14,400	18,360
10.692% due 06/21/2035		6,200	7,879
12.692% due 06/21/2035 «		9,300	11,821
13.192% due 06/21/2035 «		10,300	13,217
PFP Ltd.
6.476% due 08/09/2037 •		$17,673	17,610
7.636% due 08/19/2035 •		8,700	8,745
Popular ABS Mortgage Pass-Through Trust 5.680% due 01/25/2037 •		3,406	3,276
RAAC Trust
6.070% due 06/25/2044 •		928	781
6.170% due 11/25/2046 •		6,099	5,713
Rad CLO Ltd. 6.780% due 07/24/2032 •		73,050	73,011
Ready Capital Mortgage Financing LLC
6.420% due 07/25/2036 ~		3,586	3,547
6.987% due 01/25/2037 •		34,825	34,902
7.823% due 06/25/2037 •		14,587	14,676
7.908% due 10/25/2039 •		2,982	3,007
Renaissance Home Equity Loan Trust
4.156% due 08/25/2033 •		40	37
5.893% due 06/25/2037 þ		8,030	2,209
5.906% due 06/25/2037 þ		8,997	2,480
6.170% due 08/25/2032 «•		104	94
6.190% due 11/25/2034 ~		208	187
Residential Asset Mortgage Products Trust
5.283% due 12/25/2034 «•		335	324
5.820% due 10/25/2036 •		6,680	6,352
6.040% due 01/25/2036 •		2,150	2,092
6.070% due 03/25/2036 •		5,784	5,646
6.110% due 01/25/2036 •		2,522	2,329
Residential Asset Securities Corp. Trust
5.710% due 10/25/2036 •		1,121	1,085
5.730% due 11/25/2036 ~		4,210	3,870
5.810% due 11/25/2036 •		1,586	1,482
5.905% due 06/25/2036 •		14,636	14,184
6.030% due 04/25/2036 •		1,064	1,051
6.050% due 06/25/2033 •		709	664
6.085% due 03/25/2036 •		1,200	1,129
6.565% due 03/25/2035 •		2,803	2,746
Ripon Investments Financing Ltd. 0.000% due 02/12/2024 «(m)	GBP	859	1,095
Romark CLO Ltd. 6.704% due 10/23/2030 •		$34,475	34,402
Santander Drive Auto Receivables Trust 6.310% due 07/15/2027		16,500	16,564
Saranac CLO Ltd. 6.781% due 08/13/2031 •		38,256	38,262
Saxon Asset Securities Trust 5.640% due 10/25/2046 •		5,719	5,549
SBA Tower Trust 3.869% due 10/15/2049 þ		15,746	15,486
Securitized Asset-Backed Receivables LLC Trust
5.590% due 12/25/2036 •		230	53
5.600% due 05/25/2037 •		417	308
5.790% due 07/25/2036 •		2,196	760
5.950% due 07/25/2036 ~		2,823	978
5.970% due 03/25/2036 •		9,298	5,695
5.970% due 05/25/2036 •		9,670	5,071
6.430% due 01/25/2036 •		1,336	1,215
Segovia European CLO DAC 4.873% due 07/20/2032 •	EUR	27,200	29,646
SG Mortgage Securities Trust 5.620% due 10/25/2036 •		$11,708	10,620
Shackleton CLO Ltd. 6.742% due 05/07/2031 •		1,046	1,047
Shelter Growth CRE Issuer Ltd. 7.652% due 06/17/2037 •		63,488	63,659
SLC Student Loan Trust 6.513% due 03/15/2024 •		1,823	1,788
SLM Student Loan Trust
5.746% due 10/25/2029 •		562	561
5.926% due 04/25/2049		3,447	3,354

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

6.496% due 07/25/2049 •	299	294
7.296% due 10/25/2024 •	427	428
SMB Private Education Loan Trust
0.000% due 09/15/2053 (g)	1	776
3.940% due 02/16/2055	37,340	35,624
6.150% due 09/15/2053	27,090	28,361
6.788% due 02/16/2055 •	15,498	15,485
6.930% due 09/15/2053	12,921	13,664
6.988% due 09/15/2053	43,977	44,463
7.540% due 09/15/2053	2,644	2,746
8.870% due 09/15/2053	5,450	5,740
SoFi Alternative Trust 5.219% due 05/16/2050 ~	62,916	61,358
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	1,376	1,313
6.770% due 02/25/2040 •	382	381
Sound Point CLO Ltd.
6.574% due 01/23/2029 •	11,226	11,234
6.605% due 04/15/2029 •	1,109	1,109
6.620% due 07/25/2030 ~	35,092	35,050
6.657% due 10/20/2030 •	18,174	18,145
6.741% due 07/26/2031 •	6,403	6,398
6.757% due 01/20/2032 ~	7,467	7,418
6.797% due 01/21/2031 ~	752	751
6.807% due 04/18/2031 •	15,700	15,688
6.887% due 07/20/2032 •	27,200	26,881
Soundview Home Loan Trust
5.580% due 01/25/2037 •	2,584	1,841
5.630% due 01/25/2037 •	2,467	1,757
5.650% due 02/25/2037 ~	7,857	2,198
5.650% due 08/25/2037 •	739	718
5.730% due 02/25/2037 •	10,139	2,867
6.030% due 05/25/2036 •	2,370	2,275
Specialty Underwriting & Residential Finance Trust
4.074% due 02/25/2037 þ	29,818	10,795
5.076% due 12/25/2036 •	1,412	1,347
5.670% due 11/25/2037 •	384	210
5.770% due 11/25/2037 ~	5,002	2,740
5.820% due 03/25/2037 •	1,869	1,019
6.370% due 06/25/2036 •	12,367	11,694
6.445% due 12/25/2035 •	628	618
Starwood Commercial Mortgage Trust 6.673% due 04/18/2038 •	92,733	90,532
Starwood Mortgage Trust 6.688% due 11/15/2038 •	111,800	108,613
Stonepeak ABS 2.301% due 02/28/2033	334	307
Stratus CLO Ltd. 6.577% due 12/28/2029 •	7,032	6,994
Structured Asset Investment Loan Trust
5.620% (H15T1Y + 1.500%) due 09/25/2036 •	3,078	2,997
5.770% (H15T1Y + 1.500%) due 06/25/2036 •	418	389
6.070% (H15T1Y + 1.500%) due 01/25/2036 ~	1,602	1,558
6.170% (H15T1Y + 1.500%) due 04/25/2033 «•	146	142
6.370% (H15T1Y + 1.500%) due 05/25/2035 •	5,613	5,472
6.400% (H15T1Y + 1.500%) due 09/25/2034 «•	150	137
6.400% (H15T1Y + 1.500%) due 01/25/2035 ~	14,239	13,809
6.457% (H15T1Y + 1.500%) due 09/25/2034 «•	176	168
6.595% (H15T1Y + 1.500%) due 01/25/2035 •	3,957	3,278
6.670% (H15T1Y + 1.500%) due 12/25/2034 •	1,499	1,493
6.850% (H15T1Y + 1.500%) due 04/25/2033 «•	129	125
7.045% (H15T1Y + 1.500%) due 01/25/2035 •	4,313	3,316
7.195% (H15T1Y + 1.500%) due 01/25/2035 •	3,572	1,576
Structured Asset Securities Corp. Mortgage Loan Trust
4.705% (H15T1Y + 1.500%) due 12/25/2034 ~	762	745
5.650% (H15T1Y + 1.500%) due 01/25/2037 •	2,321	1,354
5.700% (H15T1Y + 1.500%) due 01/25/2037 •	17,465	10,384
5.740% (H15T1Y + 1.500%) due 04/25/2036 •	6,641	6,411
6.370% (H15T1Y + 1.500%) due 05/25/2037 •	1,694	1,634
6.470% (H15T1Y + 1.500%) due 08/25/2037 ~	1,909	1,897
Sunrun Demeter Issuer 2.270% (H15T1Y + 1.500%) due 01/30/2057	38,279	32,447
Symphony CLO Ltd. 7.159% due 01/20/2037	14,075	14,073
Symphony Static CLO Ltd. 6.470% (H15T1Y + 1.500%) due 10/25/2029 •	20,885	20,744
TCI-Symphony CLO Ltd. 6.675% (H15T1Y + 1.500%) due 10/13/2032 •	38,000	37,889
TCW CLO Ltd. 6.610% (H15T1Y + 1.500%) due 04/25/2031 •	30,876	30,895
Tesla Auto Lease Trust 5.860% (H15T1Y + 1.500%) due 08/20/2025	13,400	13,428
Texas Natural Gas Securitization Finance Corp.
5.102% (H15T1Y + 1.500%) due 04/01/2035	63,300	64,570
5.169% (H15T1Y + 1.500%) due 04/01/2041	34,500	35,718

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Thompson Park CLO Ltd. 6.655% (H15T1Y + 1.500%) due 04/15/2034 •		5,905	5,868
TIAA CLO Ltd. 6.805% (H15T1Y + 1.500%) due 01/16/2031 •		2,589	2,590
Tikehau CLO DAC 4.844% due 08/04/2034 ~	EUR	22,400	24,443
Toro European CLO DAC
4.812% due 02/15/2034 •		18,800	20,472
4.908% due 01/12/2032 •		11,100	12,157
Towd Point HE Trust 0.918% (H15T1Y + 1.500%) due 02/25/2063 ~		$1,110	1,056
Toyota Auto Loan Extended Note Trust 4.930% (H15T1Y + 1.500%) due 06/25/2036		9,400	9,498
TPG Real Estate Finance Issuer Ltd.
6.676% (H15T1Y + 1.500%) due 03/15/2038 •		29,634	28,936
6.988% (H15T1Y + 1.500%) due 02/15/2039 ~		50,600	49,574
Trestles CLO Ltd. 6.630% (H15T1Y + 1.500%) due 04/25/2032 ~		3,850	3,836
Triaxx Prime CDO Ltd.
5.715% (H15T1Y + 1.500%) due 10/02/2039 ~		13,598	82
5.715% (H15T1Y + 1.500%) due 10/02/2039 •		2,660	16
Tricolor Auto Securitization Trust 6.480% (H15T1Y + 1.500%) due 08/17/2026		7,583	7,579
Trinitas Euro CLO DAC 4.923% due 10/20/2032 •	EUR	4,200	4,587
Venture CLO Ltd.
6.577% (H15T1Y + 1.500%) due 10/20/2028 •		$12,080	12,071
6.631% (H15T1Y + 1.500%) due 09/07/2030 •		45,245	45,159
6.667% (H15T1Y + 1.500%) due 07/20/2030 •		43,236	43,078
6.678% (H15T1Y + 1.500%) due 08/28/2029 •		750	751
6.715% (H15T1Y + 1.500%) due 07/15/2031 •		10,143	10,144
6.727% (H15T1Y + 1.500%) due 07/20/2030 •		8,322	8,317
6.757% (H15T1Y + 1.500%) due 07/18/2031 •		1,540	1,538
6.777% (H15T1Y + 1.500%) due 01/20/2029 ~		24,634	24,644
6.807% (H15T1Y + 1.500%) due 04/20/2032 •		20,400	20,342
6.812% (H15T1Y + 1.500%) due 07/30/2032 •		65,100	64,970
Vibrant CLO Ltd.
6.582% (H15T1Y + 1.500%) due 06/20/2029 ~		8,834	8,833
6.717% (H15T1Y + 1.500%) due 09/15/2030 •		34,951	34,883
6.797% (H15T1Y + 1.500%) due 07/20/2032 •		39,025	38,743
VMC Finance LLC
6.573% (H15T1Y + 1.500%) due 06/16/2036 •		15,957	15,816
7.238% (H15T1Y + 1.500%) due 02/18/2039 •		49,300	48,016
Voya CLO Ltd.
6.614% (H15T1Y + 1.500%) due 04/17/2030 •		25,251	25,232
6.655% (H15T1Y + 1.500%) due 10/15/2030 •		21,194	21,151
6.865% (H15T1Y + 1.500%) due 10/15/2030 •		1,977	1,976
WaMu Asset-Backed Certificates WaMu Trust
5.620% due 01/25/2037 ~		12,177	5,705
5.720% due 04/25/2037 •		9,864	3,730
Washington Mutual Asset-Backed Certificates Trust 4.290% due 10/25/2036 •		1,365	490
Wellfleet CLO Ltd.
6.567% due 04/20/2029 •		4,828	4,832
6.567% due 07/20/2029 •		2,009	2,008
Wind River CLO Ltd.
6.735% due 07/15/2031 •		38,500	38,384
6.795% (H15T1Y + 1.500%) due 01/15/2031 •		5,227	5,233

Total Asset-Backed Securities (Cost $8,284,338)			8,012,159

SOVEREIGN ISSUES 2.9%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (g)	BRL	189,900	39,093
0.000% due 04/01/2024 (g)		355,200	71,281
0.000% due 07/01/2024 (g)		1,967,900	385,516
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$1,600	1,509
Israel Government International Bond 3.800% due 05/13/2060		47,500	34,198
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	20,643
Korea Development Bank 6.072% due 10/23/2026		$7,450	7,487
Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	2,508,471	130,443
3.000% due 12/03/2026 (i)		612,307	33,497
4.000% due 11/30/2028 (i)		1,078,065	62,085
5.000% (H15T1Y + 1.500%) due 04/27/2051		$26,100	22,723
8.500% due 03/01/2029	MXN	2,349,000	135,156
8.500% due 05/31/2029		1,211,000	70,000
New South Wales Treasury Corp. 2.750% due 11/20/2025 (i)	AUD	1,546	1,081
Paraguay Government International Bond 4.950% due 04/28/2031		$8,000	7,830

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Peru Government International Bond
5.350% due 08/12/2040	PEN	6,400	1,485
5.940% due 02/12/2029		53,941	14,580
Poland Government International Bond 4.000% due 01/22/2024		$15	15
Province of Alberta 2.050% due 08/17/2026		6,000	5,661
Province of Ontario 1.550% due 11/01/2029	CAD	11,600	7,852
Provincia de Buenos Aires 129.126% due 04/12/2025	ARS	440,953	367
Qatar Government International Bond
4.400% due 04/16/2050		$46,200	42,677
5.103% due 04/23/2048		600	609
Romania Government International Bond
2.000% due 01/28/2032 (o)	EUR	33,500	28,701
2.000% due 04/14/2033		5,190	4,301
3.000% due 02/27/2027		$5,240	4,891
3.624% due 05/26/2030	EUR	25,050	25,474
Saudi Government International Bond
4.750% due 01/18/2028		$34,700	35,100
4.875% due 07/18/2033		12,100	12,374
Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	15,370
2.050% due 09/23/2036		15,500	11,941
3.125% due 05/15/2027		19,600	20,742
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	5,965,100	341,383

Total Sovereign Issues (Cost $1,673,423)			1,596,065

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (e)		775,108	1
Urbi Desarrollos Urbanos SAB de CV (e)		9,250	3

			4

INDUSTRIALS 0.1%
Drillco Holding Lux SA «(e)		1,044,998	25,951
Drillco Holding Lux SA «(e)(m)		195,636	4,858
Forsea Holding SA «(e)		116,110	2,883

			33,692

Total Common Stocks (Cost $42,329)			33,696

PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Charles Schwab Corp. 4.000% due 12/01/2030 •(j)		2,400,000	1,905
CoBank ACB 4.250% due 01/01/2027 •(j)		5,200,000	4,157
Discover Financial Services 6.125% due 06/23/2025 •(j)		19,900,000	19,276
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		13,900,000	13,188
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)		5,200,000	4,809

Total Preferred Securities (Cost $46,564)			43,335

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		26,809	655

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $372)			655

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
COMMERCIAL PAPER 0.3%
AT&T, Inc. 5.700% due 03/19/2024		$149,050	147,174

REPURCHASE AGREEMENTS (n) 0.3%			153,878

SHORT-TERM NOTES 0.2%
American Honda Finance Corp. 5.971% due 06/07/2024		74,400	74,452
Argentina Treasury Bond BONCER 3.750% due 05/20/2024	ARS	596,084	630
BGC Group, Inc. 3.750% due 10/01/2024		$26,157	25,576
GM Financial Consumer Automobile Receivables Trust 5.560% due 07/16/2024		2,796	2,796
Hyundai Auto Receivables Trust 5.581% due 07/15/2024		8,618	8,619

			112,073

HUNGARY TREASURY BILLS 0.1%
10.900% due 01/04/2024 (g)(h)	HUF	12,621,000	36,358

U.S. TREASURY BILLS 0.1%
5.356% due 01/25/2024 - 03/28/2024 (f)(g)(q)(s)		$46,458	46,065

Total Short-Term Instruments (Cost $495,715)			495,548

Total Investments in Securities (Cost $73,982,019)			69,981,899

		SHARES
INVESTMENTS IN AFFILIATES 4.0%
MUTUAL FUNDS 0.0% (k)
PIMCO Senior Loan Active Exchange-Traded Fund		300,000	15,144

Total Mutual Funds (Cost $15,192)			15,144

SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short Asset Portfolio		225,468,626	2,186,144
PIMCO Short-Term Floating NAV Portfolio III		3,979,189	38,705

Total Short-Term Instruments (Cost $2,286,073)			2,224,849

Total Investments in Affiliates (Cost $2,301,265)			2,239,993

Total Investments 131.8% (Cost $76,283,284)			$72,221,892
Financial Derivative Instruments (p)(r) 0.0%(Cost or Premiums, net $94,277)			3,781
Other Assets and Liabilities, net (31.8)%			(17,413,136)

Net Assets 100.0%			$54,812,537

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						When-issued security.
(d)						Security is not accruing income as of the date of this report.
(e)						Security did not produce income within the last twelve months.
(f)						Coupon represents a weighted average yield to maturity.
(g)						Zero coupon security.
(h)						Coupon represents a yield to maturity.
(i)						Principal amount of security is adjusted for inflation.
(j)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)						Institutional Class Shares of each Fund.
(l)						Contingent convertible security.
(m)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

BAMLL Commercial Mortgage Securities Trust 8.439% due 10/15/2027					09/21/2023	$209,654	$209,338	0.38%
Citigroup, Inc. 2.014% due 01/25/2026					01/18/2022	4,000	3,845	0.01
Citigroup, Inc. 2.572% due 06/03/2031					05/26/2020	38,100	32,565	0.06
Citigroup, Inc. 6.075% due 01/25/2026					01/18/2022	4,700	4,673	0.01
Deutsche Bank AG 2.129% due 11/24/2026					11/17/2020	22,800	21,385	0.04
Deutsche Bank AG 3.035% due 05/28/2032					07/21/2021	409	334	0.00
Deutsche Bank AG 3.729% due 01/14/2032					02/01/2021	798	671	0.00
Drillco Holding Lux SA					06/08/2023	3,913	4,858	0.01
GHH Holdings Ltd. 7.037% due 12/04/2024					10/10/2018	64,984	61,720	0.11
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	15,000	16,381	0.03
Ripon Investments Financing Ltd. 0.000% due 02/12/2024					01/11/2023	1,043	1,095	0.00

						$365,401	$356,865	0.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(n)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$42,385	U.S. Treasury Notes 4.875% due 11/30/2025	$(43,233)	$42,385	$42,397
JPS	5.360	09/14/2023	TBD(2)	111,493	U.S. Treasury Bonds 1.375% due 11/15/2040	(120,457)	111,493	113,305

Total Repurchase Agreements						$(163,690)	$153,878	$155,702

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BPS	3.500%	09/28/2023	TBD(4)	EUR	(3,977)	$(4,430)

Total Reverse Repurchase Agreements	$(4,430)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	01/01/2054	$463,994	$(422,779)	$(425,714)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2054	182,540	(176,707)	(176,964)

Total Short Sales (1.1)%	$(599,486)	$(602,678)

(o)	Securities with an aggregate market value of $10,229 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(15,134) at a weighted average interest rate of 5.025%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	19,482	$4,609,563	$(87,446)	$244	$0
3-Month SOFR Active Contract June Futures	09/2024	23,428	5,592,556	37,745	1,171	0
Canada Government 10-Year Bond March Futures	03/2024	4,713	441,689	14,149	107	0
U.S. Treasury 2-Year Note March Futures	03/2024	12,050	2,481,264	22,861	1,506	0
U.S. Treasury 5-Year Note March Futures	03/2024	22,717	2,471,006	50,879	1,952	0

$38,188	$4,980	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2024	23,428	$(5,617,156)	$(44,880)	$0	$(1,757)
Euro-Bund March Futures	03/2024	4,518	(684,405)	(20,622)	7,083	0
Japan Government 10-Year Bond March Futures	03/2024	1,192	(1,240,272)	(9,232)	2,874	(1,860)
U.S. Treasury 10-Year Note March Futures	03/2024	18,888	(2,132,278)	(67,253)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	18,450	(2,177,388)	(95,366)	1,730	0

$(237,353)	$11,687	$(3,617)

Total Futures Contracts	$(199,165)	$16,667	$(3,617)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.550%	$2,300	$444	$(246)	$198	$1	$0
AES Corp.	5.000	Quarterly	06/20/2028	1.120	1,100	154	20	174	0	0
AES Corp.	5.000	Quarterly	12/20/2028	1.222	3,600	447	161	608	2	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.535	10,600	(402)	476	74	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.565	5,000	61	(18)	43	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.608	7,900	120	(44)	76	0	(2)
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.702	1,700	3	16	19	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.750	75,100	(382)	1,171	789	0	(26)
Boeing Co.	1.000	Quarterly	12/20/2026	0.444	17,200	(91)	365	274	5	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Boeing Co.	1.000	Quarterly	06/20/2027	0.478			8,200	(477)	619	142	2	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.505			44,900	(2,000)	2,832	832	32	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.596		EUR	7,500	(34)	163	129	3	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.686			18,600	(48)	327	279	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.757			3,200	(55)	96	41	2	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.446			$3,300	(42)	78	36	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.604			12,900	503	63	566	8	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.846			4,400	197	72	269	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2024	0.145			50,400	(221)	443	222	4	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.181			25,600	60	151	211	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286			26,100	169	280	449	0	(4)
General Electric Co.	1.000	Quarterly	12/20/2026	0.313			2,900	34	23	57	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919			7,100	1,374	(557)	817	5	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345			6,963	882	151	1,033	1	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.425			1,900	(21)	52	31	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.237		EUR	16,200	44	28	72	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.358			6,300	(35)	81	46	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.458			89,600	(14,030)	14,842	812	0	(25)
Tesco PLC	1.000	Quarterly	12/20/2027	0.476			7,850	(3)	178	175	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451			$30,500	92	80	172	4	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.561			3,300	75	(40)	35	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.58	0		9,300	212	(100)	112	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.650			3,700	(60)	109	49	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.700			42,050	48	480	528	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739			8,500	(21)	123	102	2	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.933		EUR	3,400	(36)	48	12	1	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2028	1.018			6,300	(135)	132	(3)	6	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.435			$6,800	49	61	110	1	0

								$(13,125)	$22,716	$9,591	$89	$(60)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
											Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date			Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index		1.000%	Quarterly	06/20/2028			$1,100	$6	$16	$22	$0	$0
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028			80,700	1,018	577	1,595	0	(21)
iTraxx Asia Ex-Japan 39 5-Year Index		1.000	Quarterly	12/20/2028			14,900	(173)	245	72	4	0

								$851	$838	$1,689	$4	$(21)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	22,200	$(120)	$2,475	$2,355	$0	$(235)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		19,400	0	11,816	11,816	384	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	8,416	10,048	327	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		1,200	(60)	(200)	(260)	37	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	96,888,000	2,442	(5,320)	(2,878)	0	(144)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		9,685,000	(193)	3,535	3,342	166	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		1,890,000	1	645	646	37	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		6,560,000	409	2,476	2,885	131	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		5,690,000	11	2,061	2,072	114	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		10,731,600	37	4,384	4,421	219	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		78,983,900	21,083	46,536	67,619	2,580	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		3,903,000	0	2,605	2,605	130	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		39,300,000	921	39,530	40,451	2,927	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	5.270	Annual	01/31/2025		$561,900	0	(3,440)	(3,440)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		2,489,200	43,272	1,925	45,197	0	(101)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	07/17/2025		366,750	(39)	135	96	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/20/2025		1,552,000	34,045	(6,498)	27,547	0	(160)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		354,300	2,726	(3,589)	(863)	0	(97)
Pay	1-Day USD-SOFR Compounded-OIS	1.690	Annual	04/19/2027		406,000	(1,355)	(34,370)	(35,725)	28	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		307,500	(1,062)	(24,813)	(25,875)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		582,600	(2,214)	(36,896)	(39,110)	80	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		195,800	(1,008)	(6,058)	(7,066)	50	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		16,290	(35)	(29)	(64)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		113,400	(399)	(1,472)	(1,871)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		92,900	(320)	(1,977)	(2,297)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		43,200	(120)	(429)	(549)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		24,300	(77)	388	311	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		47,350	(182)	(701)	(883)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		64,600	(220)	(1,672)	(1,892)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		16,100	(57)	(205)	(262)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		18,200	(68)	461	393	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		101,600	(358)	3,417	3,059	0	(57)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		99,200	(354)	3,832	3,478	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		52,900	(231)	(2,225)	(2,456)	31	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		48,100	(202)	(1,717)	(1,919)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		25,000	(106)	(673)	(779)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		48,200	(207)	(1,380)	(1,587)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		23,400	(101)	(460)	(561)	11	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		23,400	(101)	(578)	(679)	11	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		23,700	(109)	(329)	(438)	0	(438)
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	16,062	16,062	323	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		789,600	156,976	69,536	226,512	2,996	0
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	64,500	(122)	(1,406)	(1,528)	239	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		58,600	(110)	(1,186)	(1,296)	220	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		35,300	(57)	(867)	(924)	140	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		38,700	(75)	(577)	(652)	0	(652)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		22,600	(91)	(1,260)	(1,351)	257	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		28,100	(107)	(1,409)	(1,516)	319	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		44,000	(158)	(1,495)	(1,653)	505	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		29,300	(97)	(1,074)	(1,171)	340	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	1,221,200	(5,074)	(1,046)	(6,120)	0	(21)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		668,600	(9,294)	2,251	(7,043)	643	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	46	48	94	83	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	323,800	(3,547)	9,548	6,001	257	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		16,400	(97)	208	111	8	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		154,300	(4,425)	7,162	2,737	129	0
Pay	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	3,742,800	(6,643)	(13,969)	(20,612)	0	(1,326)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		64,200	(223)	(2,133)	(2,356)	0	(31)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		63,800	(313)	(4,039)	(4,352)	0	(87)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(9,937)	(10,772)	0	(211)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(12,929)	(14,544)	0	(342)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		251,800	(916)	(12,513)	(13,429)	0	(400)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,957)	(1,109)	(7,066)	0	(217)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		24,900	(50)	(934)	(984)	88	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		27,800	(58)	(941)	(999)	100	0
Pay	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032		2,500	(237)	(118)	(355)	0	(21)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		91,300	(2,040)	3,476	1,436	0	(890)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		35,400	(141)	(2,022)	(2,163)	398	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		16,800	(71)	(1,175)	(1,246)	190	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		34,800	(150)	(2,520)	(2,670)	395	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		582,700	(861)	31,394	30,533	0	(6,497)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		434,600	14,227	(59,434)	(45,207)	12,262	0
Pay	28-Day MXN-TIIE	8.945	Lunar	11/22/2028	MXN	1,536,000	0	1,301	1,301	0	(11)
Pay	28-Day MXN-TIIE	8.865	Lunar	11/24/2028		542,000	0	363	363	0	(4)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	3,799,600	(43,026)	35,782	(7,244)	1,194	0
Pay	CAONREPO Index	4.820	Semi-Annual	07/13/2025		330,500	0	2,292	2,292	143	0
Pay	CAONREPO Index	4.750	Semi-Annual	07/14/2025		812,500	51	4,754	4,805	347	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025		2,425,600	(37,948)	23,483	(14,465)	916	0
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025		500,000	(6,276)	5,307	(969)	230	0
Receive(5)	CAONREPO Index	3.500	Semi-Annual	06/01/2032		434,100	(1,738)	(10,109)	(11,847)	0	(554)
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033		147,900	(557)	(5,755)	(6,312)	0	(162)

							$135,672	$62,616	$198,288	$30,081	$(12,916)

Total Swap Agreements							$123,398	$86,170	$209,568	$30,174	$(12,997)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

(q)

Securities with an aggregate market value of $461,355 and cash of $38,784 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(r)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024		$429,411	AUD	648,239	$12,417	$0
	03/2024	CNH	460,810		$63,933	0	(1,109)
BOA	01/2024	BRL	530,223		110,005	851	0
	01/2024	GBP	44,470		56,484	0	(202)
	01/2024		$40,932	JPY	6,040,287	1,934	0
	01/2024		1,458	MXN	24,810	0	(4)
	01/2024		377	NOK	4,012	18	0
	02/2024		109,557	BRL	530,223	0	(581)
	03/2024	CNH	648,581		$89,547	0	(1,998)
	03/2024	IDR	225,472,229		14,341	0	(302)
	03/2024		$12,296	IDR	191,303,594	128	0
	03/2024		78,502	INR	6,568,844	159	0
	06/2024	KRW	12,376,952		$9,514	0	(135)
BPS	01/2024	BRL	190,956		39,560	249	0
	01/2024	EUR	842,189		926,130	0	(3,819)
	01/2024	GBP	169,543		215,053	0	(1,062)
	01/2024	HUF	2,192,986		6,248	0	(72)
	01/2024	JPY	6,394,100		44,328	0	(1,049)
	01/2024	KRW	8,818,278		6,750	0	(62)
	01/2024	MXN	101,867		5,556	0	(416)
	01/2024	NZD	31,384		19,298	0	(542)
	01/2024		$12,007	AUD	18,011	274	(5)
	01/2024		50,979	BRL	248,785	236	0
	01/2024		10,597	CAD	14,357	239	0
	01/2024		1,562	DKK	10,588	7	0
	01/2024		48,291	EUR	43,707	56	(86)
	01/2024		11,316	GBP	8,893	20	0
	01/2024		5	HUF	1,680	0	0
	01/2024		7,400	IDR	114,459,622	35	0
	01/2024		7,035	JPY	1,024,100	233	0
	01/2024		40	KRW	51,764	0	0
	01/2024	ZAR	975,445		$52,618	0	(636)
	02/2024	TWD	3,865,206		121,404	0	(6,295)
	03/2024	CNH	448,851		62,366	0	(988)
	03/2024	IDR	1,540,230		98	0	(2)
	03/2024	INR	2,229		27	0	0
	03/2024	SGD	20,421		15,388	0	(140)
	03/2024	TWD	6,744		218	0	(6)
	03/2024		$711	CNH	5,147	15	0
	03/2024		37,020	IDR	568,039,754	8	(138)
	03/2024		94,347	INR	7,892,018	159	0
	03/2024		22,252	TWD	700,413	948	0
	04/2024		39,560	BRL	192,883	0	(179)
	06/2024	KRW	74,584,790		$57,091	0	(1,053)
BRC	01/2024		$1,093	AUD	1,662	40	0
	01/2024		117,197	CAD	159,372	3,093	0
	01/2024		19,769	TRY	587,685	0	(10)
	01/2024		6,402	ZAR	119,235	107	0
	02/2024		5,892	TRY	179,550	0	(24)
	03/2024		93	THB	3,214	2	0
	03/2024		115,636	TRY	3,642,141	557	(689)
	04/2024		88,402		2,843,066	0	(1,147)
BSH	01/2024	BRL	1,068,234		$214,330	0	(5,579)
	01/2024		$215,533	BRL	1,065,800	3,876	0
	07/2024	BRL	1,120,000		$222,044	0	(4,476)
CBK	01/2024	AUD	3,686		2,453	0	(59)
	01/2024	BRL	333,964		68,792	154	(113)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024	HUF	2,053,948		5,864	0	(56)
	01/2024	IDR	100,285,495		6,515	1	0
	01/2024	JPY	5,002,700		35,432	0	(71)
	01/2024	KRW	8,596,521		6,650	3	0
	01/2024	MXN	1,828,572		103,969	0	(3,235)
	01/2024		$6,335	AUD	9,396	72	(3)
	01/2024		20,686	BRL	100,000	0	(126)
	01/2024		6,486	CAD	8,774	136	0
	01/2024		3,785	EUR	3,509	90	0
	01/2024		5,149	GBP	4,059	25	0
	01/2024		7,400	IDR	113,808,300	0	(7)
	01/2024		5,982	JPY	851,000	57	0
	01/2024		10,195	MXN	185,589	686	0
	01/2024	ZAR	134,132		$7,114	0	(209)
	03/2024	IDR	22,715,892		1,466	0	(9)
	03/2024	PEN	86,504		22,968	0	(360)
	03/2024		$68,197	IDR	1,051,290,057	78	(1)
	03/2024		1,556	ILS	5,664	12	0
	04/2024		48,052	BRL	236,333	200	0
	06/2024	KRW	318,418		$246	0	(2)
	06/2024		$20	KRW	26,488	0	0
DUB	01/2024	MXN	37,007		$2,075	0	(95)
	01/2024		$179,392	BRL	881,403	2,056	0
	01/2024		1,078	MXN	18,654	15	0
	01/2024		1,627	NZD	2,566	0	(5)
	01/2024	ZAR	777		$42	0	0
	03/2024	CNH	308,678		42,837	0	(732)
	03/2024	SGD	116,165		87,757	0	(574)
	03/2024		$22,003	BRL	109,225	347	0
	03/2024		24,344	IDR	378,486,277	243	(7)
	06/2024	KRW	58,995,203		$45,324	0	(666)
FAR	01/2024	BRL	224,092		45,967	0	(165)
	01/2024		$53,228	BRL	260,551	410	0
	04/2024		45,968		226,390	255	0
GLM	01/2024	BRL	508,003		$100,270	0	(4,309)
	01/2024	CAD	890,522		655,299	0	(16,844)
	01/2024	JPY	1,000,000		6,820	0	(276)
	01/2024	MXN	1,186,087		67,617	0	(1,921)
	01/2024	TRY	2,595		88	0	0
	01/2024		$115,382	BRL	559,785	6	(149)
	01/2024		2,069	DKK	14,027	9	0
	01/2024		82,075	MXN	1,423,235	1,365	0
	01/2024		5,188	NZD	8,337	82	0
	01/2024	ZAR	71,226		$3,741	0	(146)
	02/2024	BRL	1,212		250	1	0
	02/2024		$649	TRY	19,870	0	(5)
	03/2024	CNH	200,704		$27,817	0	(512)
	03/2024	IDR	73,906,531		4,622	0	(178)
	03/2024		$60,835	IDR	937,012,630	48	(31)
	03/2024		18,027	TRY	566,249	0	(161)
	04/2024	BRL	355,200		$70,770	0	(1,752)
	07/2024		582,600		117,623	0	(207)
JPM	01/2024		501,105		100,135	0	(3,024)
	01/2024	HUF	8,335,403		23,779	0	(245)
	01/2024		$69,838	BRL	340,254	207	0
	01/2024		2,956	KRW	3,823,658	0	(2)
	01/2024		2,330	MXN	40,435	41	0
	02/2024	TWD	430,826		$13,450	0	(783)
	02/2024		$26,312	TRY	803,134	0	(86)
	03/2024	IDR	772,122,823		$49,721	0	(423)
	03/2024	SGD	139,205		104,978	0	(873)
	03/2024	TWD	7,517,271		241,840	0	(7,159)
	03/2024		$56,419	IDR	871,057,804	150	0
	03/2024		81,791	INR	6,837,861	92	0
	03/2024		27,729	THB	959,421	567	0
	06/2024	KRW	117,694,621		$90,537	1	(1,213)
	07/2024	BRL	265,300		53,404	0	(253)
MBC	01/2024	EUR	1,867,043		2,041,473	0	(20,125)
	01/2024		$175,074	AUD	264,038	4,889	0
	01/2024		566	HUF	207,773	31	0
	03/2024	CNH	5,129		$708	0	(16)
MYI	01/2024		$15,563	JPY	2,294,496	720	0
	01/2024		550	MYR	2,567	10	0
	01/2024		19,221	ZAR	353,113	60	0
	03/2024	CNH	439,734		$60,976	0	(1,091)
	03/2024	IDR	1,222,842,420		79,448	33	0
	03/2024		$42,435	IDR	653,714,632	58	(39)
	06/2024	KRW	34,469,915		$26,502	0	(369)
NGF	03/2024		$178,411	INR	14,924,767	312	0
	03/2024		24,496	TWD	769,894	1,006	0
RBC	01/2024		87,717	MXN	1,504,927	513	0
	04/2024	MXN	1,727		$98	0	(2)
RYL	01/2024		$5,438	CAD	7,274	52	0
SCX	01/2024	GBP	757,142		$957,693	0	(7,430)
	01/2024		$26,651	JPY	3,831,400	540	0
	01/2024		787	MYR	3,676	15	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024		3,924	SEK	40,750		118	0
	03/2024	CNH	431,713		$59,633		0	(1,302)
	03/2024		$233,668	THB	8,076,718		4,533	0
TOR	01/2024		25,724	JPY	3,773,320		1,054	0
	03/2024	CNH	208,786		$28,918		0	(552)
UAG	01/2024	CAD	145,749		107,450		0	(2,558)
	01/2024	GBP	262,311		330,377		0	(3,990)
	01/2024	MXN	402,696		22,747		0	(861)
	01/2024		$141,614	AUD	213,445		3,867	0
	01/2024	ZAR	1,210,934		$63,437		0	(2,674)
	03/2024		$654	CZK	14,556		0	(4)

Total Forward Foreign Currency Contracts							$50,881	$(120,866)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC CDX.IG-41 5-Year Index		Buy	1.000%	03/20/2024	1,000,000	$550	$226

FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC GBP versus USD			$1.200	09/26/2024	139,500	$4,602	$1,478

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.050%	05/28/2024	697,000	$802	$215
CBK	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.433	02/06/2024	284,000	1,505	2,720
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	12/13/2024	365,600	4,150	2,536
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.975	05/29/2024	682,200	750	261
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.443	02/06/2024	296,200	1,577	2,922
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.636	10/07/2024	504,300	9,077	23,039

							$17,861	$31,693

Total Purchased Options							$23,013	$33,397

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC GBP versus USD			$1.100	09/26/2024	279,000	$(2,860)	$(622)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index		Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Cap - OTC CPURNSA	238.343		Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	$(1,710)	$0
JPM	Cap - OTC CPURNSA	237.900		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	0
	Cap - OTC CPURNSA	238.343		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	0

							$(3,175)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	15,300	$(64)	$(61)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	15,300	(64)	(31)
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	05/28/2024	348,500	(802)	(1,569)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	24,800	(114)	(184)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	24,800	(114)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	47,200	(212)	(593)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	47,200	(212)	(12)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	47,900	(196)	(152)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	47,900	(196)	(139)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	33,000	(121)	(372)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	33,000	(121)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	21,000	(83)	(63)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	21,000	(83)	(62)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	70,800	(545)	(24)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	70,800	(545)	(1,050)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	25,100	(194)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	25,100	(194)	(375)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	01/29/2024	2,000,000	(6,720)	(2,861)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.489	01/08/2024	26,100	(121)	(187)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.989	01/08/2024	26,100	(121)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.273	01/16/2024	25,500	(109)	(72)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/16/2024	25,200	(110)	(323)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.723	01/16/2024	25,500	(109)	(42)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	01/16/2024	25,200	(110)	(6)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	3,300	(26)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	3,300	(26)	(53)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	71,400	(539)	(22)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	71,400	(539)	(1,105)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.195	05/29/2024	341,100	(750)	(1,263)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	45,500	(207)	(736)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	46,500	(238)	(490)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	46,500	(232)	(594)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	46,500	(238)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	46,500	(233)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	47,300	(201)	(159)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	47,300	(201)	(66)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	22,700	(95)	(88)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	22,700	(95)	(47)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	45,700	(185)	(130)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	45,700	(185)	(148)
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	53,300	(122)	(185)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	53,300	(122)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	24,700	(113)	(389)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	24,700	(113)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	25,300	(125)	(132)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	25,300	(125)	(43)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	24,900	(102)	(67)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	24,900	(102)	(85)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	25,700	(111)	(81)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	25,700	(111)	(131)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	44,800	(163)	(707)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	44,800	(163)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	33,600	(134)	(260)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	33,600	(134)	(21)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	49,000	(230)	(879)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	49,000	(230)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	50,900	(247)	(288)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	25,900	(122)	(169)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	50,900	(247)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	25,900	(122)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	24,200	(111)	(381)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	24,200	(111)	(4)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	32,600	(138)	(86)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	32,600	(138)	(59)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	70,800	(545)	(24)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	70,800	(545)	(1,054)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	70,800	(540)	(25)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	70,800	(540)	(1,021)
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	24,900	(121)	(125)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	24,900	(121)	(44)

$(21,098)	$(19,360)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	$101.094	02/06/2024	57,200	$(228)	$(463)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054	99.906	01/09/2024	41,400	(107)	(30)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054	99.070	02/06/2024	757,500	(3,077)	(5,640)

$(3,412)	$(6,133)

Total Written Options	$(30,545)	$(26,115)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2027	0.536%	$11,500	$(281)	$482	$201	$0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	90,600	(4,512)	3,943	0	(569)
BPS	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.354	21,600	(619)	1,143	524	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	25,000	(1,199)	1,216	17	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	5,000	(446)	420	0	(26)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.364	2,200	6	28	34	0
Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.656	500	(16)	22	6	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.354	46,900	(1,519)	2,656	1,137	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769	43,700	(2,009)	2,307	298	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	8,500	(413)	360	0	(53)
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.178	10,000	23	20	43	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.769	37,700	(1,873)	2,130	257	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	9,400	(338)	345	7	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	53,100	(2,713)	2,379	0	(334)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	9,100	(406)	349	0	(57)
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.178	65,000	200	76	276	0
Chile Government International Bond	1.000	Quarterly	12/20/2027	0.354	30,200	(875)	1,607	732	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	44,310	(1,711)	1,742	31	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	20,976	(1,870)	1,759	0	(111)
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	2,000	(21)	32	11	0
Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.086	10,000	102	(33)	69	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.313	127,400	(5,478)	5,939	461	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	20,000	(961)	835	0	(126)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	4,900	(189)	192	3	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.178	10,000	15	28	43	0
Chile Government International Bond	1.000	Quarterly	12/20/2027	0.354	38,500	(1,146)	2,079	933	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	0.990	17,300	(622)	634	12	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.154	18,974	(1,692)	1,592	0	(100)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.438	2,000	6	26	32	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.563	700	(2)	12	10	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.782	1,300	(25)	37	12	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.883	5,700	(60)	92	32	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.239	424,700	(20,209)	17,542	0	(2,667)

$(50,853)	$51,991	$5,181	$(4,043)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 40 5-Year 35-100% Index	5.000%	Quarterly	12/20/2028	EUR	41,200	$6,841	$1,987	$8,828	$0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$5,431	(1,502)	1,288	0	(214)
GST	iTraxx Crossover 38 5-Year 35-100% Index	5.000	Quarterly	12/20/2027	EUR	100,000	16,187	2,868	19,055	0
JPM	iTraxx Crossover 40 5-Year 35-100% Index	5.000	Quarterly	12/20/2028	45,800	7,738	2,076	9,814	0

$29,264	$8,219	$37,697	$(214)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Pay	iBoxx USD Investment Grade Corporate Bond ETF	800,000	4.580% (1-Month USD-LIBOR less a specified spread)	Monthly	01/17/2024	$85,864	$0	$(2,445)	$0	$(2,445)
CBK	Pay	iBoxx USD Investment Grade Corporate Bond ETF	1,700,000	2.880% (1-Month USD-LIBOR less a specified spread)	Monthly	04/24/2024	188,122	0	81	81	0

$0	$(2,364)	$81	$(2,445)

Total Swap Agreements	$(21,589)	$57,846	$42,959	$(6,702)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

(s)

Securities with an aggregate market value of $116,367 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$80,170	$291,346	$371,516
Corporate Bonds & Notes
Banking & Finance	0	7,142,300	25,789	7,168,089
Industrials	0	3,663,655	0	3,663,655
Utilities	0	1,597,966	0	1,597,966
Municipal Bonds & Notes
California	0	28,721	0	28,721
Connecticut	0	178	0	178
Georgia	0	56,402	0	56,402
Louisiana	0	3,380	0	3,380
New York	0	73,384	0	73,384
Ohio	0	3,312	0	3,312
Rhode Island	0	177	0	177
Texas	0	13,692	0	13,692
West Virginia	0	18,195	0	18,195
U.S. Government Agencies	0	29,764,197	0	29,764,197
U.S. Treasury Obligations	0	8,251,214	0	8,251,214
Non-Agency Mortgage-Backed Securities	0	8,548,596	237,767	8,786,363
Asset-Backed Securities	0	6,885,338	1,126,821	8,012,159
Sovereign Issues	0	1,596,065	0	1,596,065
Common Stocks
Consumer Discretionary	4	0	0	4
Industrials	0	0	33,692	33,692
Preferred Securities
Financials	0	43,335	0	43,335
Real Estate Investment Trusts
Real Estate	655	0	0	655
Short-Term Instruments
Commercial Paper	0	147,174	0	147,174
Repurchase Agreements	0	153,878	0	153,878
Short-Term Notes	0	112,073	0	112,073
Hungary Treasury Bills	0	36,358	0	36,358
U.S. Treasury Bills	0	46,065	0	46,065

	$659	$68,265,825	$1,715,415	$69,981,899
Investments in Affiliates, at Value
Mutual Funds	15,144	0	0	15,144
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,224,849	0	0	2,224,849

	$2,239,993	$0	$0	$2,239,993

Total Investments	$2,240,652	$68,265,825	$1,715,415	$72,221,892

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(602,678)	$0	$(602,678)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10,064	36,777	0	46,841
Over the counter	0	127,237	0	127,237

	$10,064	$164,014	$0	$174,078
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,860)	(14,754)	0	(16,614)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2023 (Unaudited)

Over the counter				0		(153,469)		(214)	(153,683)

				$(1,860)		$(168,223)		$(214)	$(170,297)

Total Financial Derivative Instruments				$8,204		$(4,209)		$(214)	$3,781

Totals				$2,248,856		$67,658,938		$1,715,201	$71,622,995

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$370,344	$(6,019)	$(38,765)	$44	$(5,175)	$(26,689)	$0	$(10,218)	$291,346	$(30,101)
Corporate Bonds & Notes
Banking & Finance	16,800	9,400	0	0	0	(411)	0	0	25,789	(411)
U.S. Government Agencies	5	0	(5)	0	0	0	0	0	0	0
Non-Agency Mortgage-Backed Securities	9,583	209,926	(478)	161	45	(170)	18,700	0	237,767	(170)
Asset-Backed Securities	68,053	1,040,168	(2,218)	97	(63)	15,431	5,353	0	1,126,821	15,278
Common Stocks
Industrials	0	27,134	0	0	0	6,558	0	0	33,692	6,558

	$464,785	$1,280,611	$(41,465)	$303	$(5,192)	$(5,279)	$24,051	$(10,218)	$1,715,415	$(8,846)
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$1	$0	$0	$0	$(215)	$0	$(214)	$0

Totals	$464,785	$1,280,611	$(41,465)	$303	$(5,192)	$(5,279)	$23,836	$(10,218)	$1,715,201	$(8,846)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$213,285	Discounted Cash Flow			Discount Rate			7.500 - 18.012	11.255
		78,061	Indicative Market Quotation			Broker Quote			90.000	—
Corporate Bonds & Notes
Banking & Finance		16,381	Discounted Cash Flow			Discount Rate			6.620	—
		9,408	Proxy pricing			Base Price			100.000	—
Non-Agency Mortgage-Backed Securities		219,067	Discounted Cash Flow			Discount Rate			7.147 - 20.000	7.673
		18,700	Fair Valuation of odd lot positions			Adjustment Factor			2.500	—
Asset-Backed Securities		64,307	Discounted Cash Flow			Discount Rate			6.555 - 10.000	—
		5,351	Fair Valuation of odd lot positions			Adjustment Factor			2.500	—
		1,057,163	Proxy pricing			Base Price			0.000 - 2,389.474	97.493
Common Stocks
Industrials		33,692	Indicative Market Quotation			Broker Quote			$24.833	—
Financial Derivative Instruments - Liabilities
Over the counter		(214)	Indicative Market Quotation			Broker Quote			96.000	—

Total		$1,715,201

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

As of December 31, 2023 there were no open written options.

Schedule of Investments PIMCO Total Return Fund II	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Worldpay LLC TBD% due 09/20/2030	$400	$402

Total Loan Participations and Assignments (Cost $398)		402

CORPORATE BONDS & NOTES 19.7%
BANKING & FINANCE 5.9%
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2027	1,500	1,452
Ally Financial, Inc. 6.848% due 01/03/2030	600	617
American Express Co. 6.338% due 10/30/2026	1,000	1,020
American Tower Corp.
3.375% due 10/15/2026	800	767
3.950% due 03/15/2029	200	191
5.800% due 11/15/2028	800	832
Bank of America Corp. 5.933% due 09/15/2027	300	306
Cantor Fitzgerald LP 7.200% due 12/12/2028	500	513
Capital One Financial Corp. 7.624% due 10/30/2031	1,600	1,760
Crown Castle, Inc.
3.650% due 09/01/2027	100	95
3.700% due 06/15/2026	300	290
Empower Finance LP 1.357% due 09/17/2027	1,800	1,607
EPR Properties 4.500% due 04/01/2025	1,500	1,473
Equinix, Inc. 2.500% due 05/15/2031	1,600	1,359
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	387
Goldman Sachs Group, Inc. 6.811% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,611
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,313
Healthpeak OP LLC 3.500% due 07/15/2029	1,300	1,214
LXP Industrial Trust 6.750% due 11/15/2028	600	631
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	1,700	1,639
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028	1,700	1,458
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	1,200	1,155
Realty Income Corp. 3.950% due 08/15/2027	1,400	1,362
Santander Holdings USA, Inc.
3.450% due 06/02/2025	1,600	1,556
7.660% due 11/09/2031	1,200	1,300
SBA Tower Trust
1.884% due 07/15/2050	1,400	1,300
2.328% due 07/15/2052	1,700	1,503
Simon Property Group LP 6.250% due 01/15/2034	400	435
U.S. Bancorp 5.836% due 06/12/2034	900	929
UDR, Inc. 3.500% due 01/15/2028	1,600	1,508
Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,466
6.303% due 10/23/2029	1,000	1,055
Weyerhaeuser Co. 4.750% due 05/15/2026	600	597

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

WP Carey, Inc. 4.250% due 10/01/2026	1,780	1,741

		36,442

INDUSTRIALS 7.5%
American Airlines Pass-Through Trust
3.000% due 04/15/2030	807	729
3.150% due 08/15/2033	1,701	1,492
3.500% due 08/15/2033	405	345
4.000% due 01/15/2027	117	112
Amgen, Inc.
5.250% due 03/02/2030	600	617
5.250% due 03/02/2033	1,000	1,026
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	1,500	1,108
Bayer U.S. Finance LLC 4.375% due 12/15/2028	1,300	1,237
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	200	189
British Airways Pass-Through Trust
2.900% due 09/15/2036	740	634
3.350% due 12/15/2030	800	726
Broadcom, Inc.
3.137% due 11/15/2035	1,907	1,567
3.187% due 11/15/2036	1,900	1,541
CDW LLC 4.125% due 05/01/2025	1,400	1,374
Charter Communications Operating LLC 2.250% due 01/15/2029	1,700	1,476
Cox Communications, Inc. 3.500% due 08/15/2027	600	571
Daimler Truck Finance North America LLC 2.000% due 12/14/2026	1,700	1,565
Electronic Arts, Inc. 1.850% due 02/15/2031	1,900	1,586
Energy Transfer LP
4.950% due 05/15/2028	1,600	1,594
6.050% due 12/01/2026	900	926
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,600	1,446
HCA, Inc. 5.200% due 06/01/2028	1,450	1,466
Hyundai Capital America 6.539% due 08/04/2025	1,300	1,300
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	1,614
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,307	1,106
Marvell Technology, Inc. 5.750% due 02/15/2029	925	956
National Fuel Gas Co. 5.500% due 10/01/2026	200	200
NVR, Inc. 3.000% due 05/15/2030	1,600	1,426
Oracle Corp.
2.950% due 04/01/2030	1,500	1,354
3.850% due 04/01/2060	1,300	944
Orlando Health Obligated Group 3.327% due 10/01/2050	1,600	1,181
Owens Corning 3.400% due 08/15/2026	1,600	1,543
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,600	1,316
Southern Co. 3.700% due 04/30/2030	1,400	1,320
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	1,000	886
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	765	762
T-Mobile USA, Inc.
5.050% due 07/15/2033	200	202
5.750% due 01/15/2034	1,850	1,963
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,584	1,343
3.100% due 01/07/2030	957	874
4.150% due 02/25/2033	945	873
VMware, Inc. 1.800% due 08/15/2028	1,800	1,579

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

Wynn Las Vegas LLC 5.500% due 03/01/2025	623	620

		46,689

UTILITIES 6.3%
AES Corp. 5.450% due 06/01/2028	500	509
Alabama Power Co. 1.450% due 09/15/2030	1,100	889
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,222
Appalachian Power Co. 2.700% due 04/01/2031	1,600	1,368
Avangrid, Inc. 3.800% due 06/01/2029	1,100	1,038
Constellation Energy Generation LLC 6.125% due 01/15/2034	600	643
DTE Electric Co. 1.900% due 04/01/2028	2,000	1,801
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,600	1,389
Entergy Mississippi LLC 5.000% due 09/01/2033	800	806
Eversource Energy 5.450% due 03/01/2028	500	514
Exelon Corp. 2.750% due 03/15/2027	1,680	1,583
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,054
Georgia Power Co. 3.250% due 03/15/2051	1,500	1,087
Louisville Gas & Electric Co. 5.450% due 04/15/2033	200	208
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,192
Metropolitan Edison Co. 4.300% due 01/15/2029	1,400	1,357
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,400	1,392
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	1,200	943
New York State Electric & Gas Corp. 2.150% due 10/01/2031	1,700	1,355
NextEra Energy Capital Holdings, Inc. 3.550% due 05/01/2027	1,500	1,446
Northern States Power Co. 2.250% due 04/01/2031	1,600	1,374
Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,574
4.550% due 07/01/2030	1,500	1,430
6.100% due 01/15/2029	1,200	1,243
6.950% due 03/15/2034	600	660
San Diego Gas & Electric Co. 2.950% due 08/15/2051	1,700	1,199
Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,288
3.700% due 08/01/2025	1,600	1,568
4.700% due 06/01/2027	1,500	1,510
Southwest Gas Corp. 4.050% due 03/15/2032	1,800	1,688
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,400	1,356
Virginia Electric & Power Co. 3.750% due 05/15/2027	1,500	1,465
WEC Energy Group, Inc. 5.600% due 09/12/2026	800	815

		38,966

Total Corporate Bonds & Notes (Cost $134,012)		122,097

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.2%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	1,100	1,040

ILLINOIS 0.2%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,197

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033	1,400	1,379

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	843

Total Municipal Bonds & Notes (Cost $4,964)		4,459

U.S. GOVERNMENT AGENCIES 50.2%
Fannie Mae
3.922% due 01/01/2035 •	54	53
4.774% due 04/01/2041 •	4	4
4.793% due 12/25/2042 ~	135	129
5.260% due 05/25/2035 ~	22	23
5.456% due 05/01/2038 •	259	266
5.503% due 12/25/2036 •	41	40
5.956% due 09/01/2035 •	8	7
6.129% due 07/01/2044 •	22	21
6.500% due 06/25/2044	28	28
Federal Home Loan Bank 0.960% due 03/05/2026	12,500	11,614
Freddie Mac
0.650% due 10/22/2025	6,100	5,697
0.800% due 10/28/2026 (e)	6,100	5,542
4.000% due 04/01/2024 - 04/01/2048	611	594
4.500% due 02/01/2029	36	35
5.000% due 12/01/2039 - 07/01/2040	33	33
5.500% due 12/01/2036 - 07/01/2039	292	300
5.877% due 07/01/2030 •	6	6
6.000% due 11/01/2029 - 09/01/2038	971	1,013
6.203% due 08/15/2036 •	304	305
6.212% due 02/25/2045 •	47	44
8.000% due 11/01/2025 - 06/15/2030	71	76
Ginnie Mae
2.750% due 12/20/2029 •	47	46
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	13	13
3.625% due 02/20/2027 - 07/20/2030 •	41	41
3.875% due 05/20/2027 - 06/20/2027 •	18	18
4.000% (H15T1Y + 1.500%) due 09/20/2024 ~	1	1
4.000% due 07/20/2027 •	37	36
4.000% due 09/15/2049 - 02/15/2050	199	191
4.500% due 04/20/2048 - 12/20/2053	2,607	2,552
5.000% due 07/15/2034 - 07/20/2049	1,995	2,008
5.897% due 02/20/2067 •	309	308
5.899% due 06/20/2065 •	719	716
5.952% due 10/20/2062 •	1,447	1,441
6.037% due 07/20/2065 - 10/20/2065 ~	1,347	1,340
6.037% due 08/20/2065 •	848	842
6.087% due 11/20/2065 •	118	118
6.187% due 08/20/2066 •	829	824
6.237% due 05/20/2066 - 07/20/2066 •	2,811	2,798
6.261% due 07/20/2062 ~	527	525
6.337% due 04/20/2066 •	318	316
6.357% due 07/20/2065 •	1,438	1,434
6.859% due 11/20/2067 •	1,019	1,028
Ginnie Mae, TBA
3.000% due 02/01/2054	11,000	9,968
4.000% due 02/01/2054	18,500	17,682
Tennessee Valley Authority
1.500% due 09/15/2031	1,700	1,410
3.875% due 03/15/2028	2,600	2,590
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 07/01/2052	60,492	53,548
3.500% due 06/01/2024 - 05/01/2053	56,404	52,136
4.000% due 03/01/2026 - 06/01/2049	780	754
4.500% due 07/01/2024 - 12/01/2040	232	230
5.000% due 04/01/2053 - 06/01/2053	21,411	21,188
5.500% due 01/01/2025 - 02/01/2040	763	785
6.000% due 10/01/2032 - 01/01/2039	753	786
6.500% due 07/01/2031 - 10/01/2037	5	5
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2054	25,100	21,357
3.500% due 02/01/2054	5,550	5,097
4.000% due 02/01/2054	28,600	27,077
4.500% due 02/01/2054	31,050	30,120
5.000% due 01/01/2054 - 02/01/2054	16,600	16,429

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

5.500% due 02/01/2054	7,800	7,835

Total U.S. Government Agencies (Cost $318,051)		311,423

U.S. TREASURY OBLIGATIONS 22.5%
U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	12,549
1.375% due 08/15/2050	2,990	1,667
1.875% due 02/15/2041	1,100	791
2.000% due 11/15/2041	700	507
2.000% due 02/15/2050	1,000	658
2.250% due 05/15/2041	6,300	4,802
2.250% due 08/15/2049	800	559
2.375% due 02/15/2042	1,700	1,305
2.500% due 02/15/2045	880	667
2.750% due 11/15/2042	700	566
2.875% due 05/15/2043 (e)	1,800	1,478
2.875% due 05/15/2049	1,790	1,423
3.000% due 05/15/2042	400	339
3.000% due 05/15/2045	12,810	10,574
3.000% due 02/15/2049	3,630	2,955
3.125% due 02/15/2043 (e)	2,400	2,053
3.125% due 08/15/2044	1,200	1,017
3.250% due 05/15/2042	7,600	6,671
3.375% due 08/15/2042	26,700	23,819
3.375% due 05/15/2044	500	441
3.625% due 08/15/2043	2,300	2,115
3.625% due 02/15/2044	1,500	1,375
3.750% due 11/15/2043	1,300	1,215
4.000% due 11/15/2042	5,300	5,152
4.375% due 08/15/2043	18,900	19,299
4.750% due 02/15/2041	160	173
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2032	5,994	5,267
0.250% due 01/15/2025	3,507	3,405
0.625% due 07/15/2032	7,307	6,679
1.125% due 01/15/2033	10,401	9,847
U.S. Treasury Notes
3.875% due 05/15/2043	9,200	8,774
U.S. Treasury STRIPS
0.000% due 05/15/2041 (a)	30	14
0.000% due 08/15/2041 (a)	370	172
0.000% due 11/15/2041 (a)	180	82
0.000% due 02/15/2042 (a)	380	172
0.000% due 05/15/2042 (a)	270	121
0.000% due 08/15/2042 (a)	1,970	869
0.000% due 11/15/2042 (a)	450	196

Total U.S. Treasury Obligations (Cost $157,667)		139,768

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.4%
Ashford Hospitality Trust 6.534% due 06/15/2035 •	421	416
BAMLL Commercial Mortgage Securities Trust 6.526% due 09/15/2038 •	1,800	1,704
Banc of America Funding Trust 4.772% due 05/25/2035 ~	103	96
BANK
3.393% due 03/15/2064 ~	1,500	1,340
3.432% due 05/15/2062	700	669
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	2,300	2,142
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,494	1,281
Bear Stearns Adjustable Rate Mortgage Trust
4.803% due 02/25/2036 «~	42	31
5.308% due 04/25/2033 «~	21	20
6.289% due 01/25/2035 ~	191	192
Bear Stearns ALT-A Trust
4.488% due 05/25/2035 ~	466	441
4.730% due 09/25/2035 ~	91	54
BSST Mortgage Trust 6.662% due 02/15/2037 ~	1,600	1,397
BWAY Mortgage Trust 6.726% due 09/15/2036 •	1,800	1,681
BX Commercial Mortgage Trust 6.206% due 10/15/2036 •	1,147	1,126
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.700% due 10/25/2035 •	155	143
Citigroup Commercial Mortgage Trust 6.656% due 10/15/2036 •	1,700	1,673
Citigroup Mortgage Loan Trust
5.972% due 09/25/2035 •	155	153
7.780% due 10/25/2035 •	31	30
Colony Mortgage Capital Ltd. 6.604% due 11/15/2038 •	1,700	1,671

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
5.003% due 02/20/2035 ~	1	1
7.884% due 02/20/2036 •	48	41
Credit Suisse Commercial Mortgage Trust 6.443% due 06/15/2034 •	710	658
Credit Suisse First Boston Mortgage Securities Corp. 4.388% due 09/25/2033 ~	493	491
Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	584	565
3.000% due 11/25/2056 ~	1,300	1,116
6.876% due 07/15/2038 •	1,900	1,682
CRSNT Commercial Mortgage Trust 6.304% due 04/15/2036 •	1,500	1,438
DBGS Mortgage Trust 6.254% due 06/15/2033 •	2,000	1,838
DOLP Trust 2.956% due 05/10/2041	1,900	1,569
Extended Stay America Trust 6.556% due 07/15/2038 ~	4,294	4,257
GCAT Trust 3.000% due 04/25/2052 ~	1,451	1,244
GCT Commercial Mortgage Trust 6.276% due 02/15/2038 •	1,900	1,429
GS Mortgage Securities Trust 3.621% due 10/10/2035	1,400	1,319
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	1,339	1,105
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,333	1,104
3.000% due 08/26/2052 ~	1,792	1,534
HomeBanc Mortgage Trust 5.970% due 03/25/2035 ~	894	726
Hundred Acre Wood Trust 5.000% due 10/25/2051 •	1,306	1,210
IndyMac Adjustable Rate Mortgage Trust 5.545% due 01/25/2032 «~	3	3
IndyMac INDX Mortgage Loan Trust 3.751% due 11/25/2035 ~	517	479
JP Morgan Chase Commercial Mortgage Securities Trust
6.619% due 06/15/2035 •	1,454	1,301
6.859% due 12/15/2031 •	540	441
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,503	1,238
3.000% due 01/25/2052 ~	1,396	1,197
3.000% due 03/25/2052 ~	1,487	1,275
3.500% due 09/25/2052 ~	1,558	1,387
5.528% due 07/25/2035 «~	14	14
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	992	970
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044	1,700	1,271
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,327
MFA Trust 1.479% due 03/25/2065 ~	388	365
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	523	513
Morgan Stanley Capital Trust
3.436% due 12/15/2049	1,430	1,381
6.645% due 12/15/2038 •	1,700	1,589
Morgan Stanley Mortgage Loan Trust 7.035% due 06/25/2036 ~	977	963
Natixis Commercial Mortgage Securities Trust 6.426% due 08/15/2038 •	1,700	1,594
NYO Commercial Mortgage Trust 6.571% due 11/15/2038 •	1,700	1,573
OBX Trust
2.500% due 10/25/2051 ~	1,442	1,189
3.000% due 02/25/2052 ~	1,416	1,219
One New York Plaza Trust 6.426% due 01/15/2036 •	1,500	1,430
Prime Mortgage Trust 5.870% due 02/25/2034 •	23	22
Residential Funding Mortgage Securities, Inc. Trust 5.834% due 02/25/2036 «~	69	61
Sequoia Mortgage Trust 6.110% due 04/19/2027 •	95	92
SFO Commercial Mortgage Trust 6.626% due 05/15/2038 ~	1,000	938
SREIT Trust 6.176% due 10/15/2038 •	1,700	1,668
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	240	224
Structured Asset Mortgage Investments Trust 6.130% due 09/19/2032 •	20	19

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	1,525	1,434
UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,983	1,631
2.500% due 12/25/2051 ~	1,394	1,148
3.000% due 01/25/2052 ~	1,591	1,363
5.000% due 09/25/2051 ~	1,439	1,337
5.000% due 11/25/2051 •	1,466	1,360
VASA Trust 6.376% due 07/15/2039 •	1,900	1,720
WaMu Mortgage Pass-Through Certificates Trust 6.050% due 10/25/2045 •	76	73
Wells Fargo Commercial Mortgage Trust 3.749% due 06/15/2036 ~	1,500	1,311

Total Non-Agency Mortgage-Backed Securities (Cost $84,393)		76,707

ASSET-BACKED SECURITIES 5.9%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	2,000	2,064
BDS Ltd. 7.156% due 03/19/2039 •	3,100	3,086
DLLMT LLC 5.780% due 11/20/2025	700	700
EMC Mortgage Loan Trust 6.210% due 05/25/2040 •	246	243
Flagship Credit Auto Trust 4.030% due 12/15/2026	1,400	1,387
Fremont Home Loan Trust 5.530% due 01/25/2037 ~	39	18
FS Rialto Issuer LLC 7.238% due 01/19/2039 •	1,900	1,871
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025	112	112
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	1,200	1,215
Lendmark Funding Trust 1.900% due 11/20/2031	1,700	1,531
Mariner Finance Issuance Trust 1.860% due 03/20/2036	1,700	1,549
MF1 LLC
7.506% due 06/19/2037 •	2,900	2,897
7.991% due 09/17/2037 •	1,400	1,403
Morgan Stanley IXIS Real Estate Capital Trust 5.520% due 11/25/2036 •	12	4
Mosaic Solar Loan Trust 2.640% due 01/20/2053	1,277	1,094
Navient Private Education Loan Trust 6.926% due 07/16/2040 •	997	1,001
Octane Receivables Trust 5.880% due 06/20/2031	1,534	1,537
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.715% due 01/25/2036 •	109	107
Ready Capital Mortgage Financing LLC 6.987% due 01/25/2037 •	1,346	1,349
SBA Tower Trust 3.869% due 10/15/2049 þ	1,900	1,869
SBNA Auto Lease Trust 6.510% due 04/20/2027	1,700	1,734
Securitized Asset-Backed Receivables LLC Trust 5.590% due 12/25/2036 •	569	130
SLM Student Loan Trust 5.746% due 10/25/2029 •	40	40
Structured Asset Investment Loan Trust
6.370% due 09/25/2034 •	152	144
6.595% due 07/25/2033 •	1,025	1,026
Sunrun Demeter Issuer 2.270% due 01/30/2057	1,524	1,292
Synchrony Card Funding LLC 5.740% due 10/15/2029	1,400	1,437
Towd Point HE Trust 0.918% due 02/25/2063 ~	410	389
Veros Auto Receivables Trust 7.120% due 11/15/2028	487	489
VMC Finance LLC 7.238% due 02/18/2039 •	3,300	3,214

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

Volkswagen Auto Lease Trust 5.810% due 10/20/2026	1,600	1,621

Total Asset-Backed Securities (Cost $37,578)		36,553

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (c) 1.6%		9,719

Total Short-Term Instruments (Cost $9,719)		9,719

Total Investments in Securities (Cost $746,782)		701,128

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short Asset Portfolio	1,873,730	18,168
PIMCO Short-Term Floating NAV Portfolio III	3,195,155	31,079

Total Short-Term Instruments (Cost $49,734)		49,247

Total Investments in Affiliates (Cost $49,734)		49,247

Total Investments 121.0% (Cost $796,516)		$750,375
Financial Derivative Instruments (d)(f) (0.0)%(Cost or Premiums, net $2,771)		(26)
Other Assets and Liabilities, net (21.0)%		(130,379)

Net Assets 100.0%		$619,970

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.420%	12/29/2023	01/02/2024	$9,100	U.S. Treasury Bonds 3.750% due 08/15/2041	$(9,280)	$9,100	$9,106
FICC	2.600	12/29/2023	01/02/2024	619	U.S. Treasury Notes 4.875% due 11/30/2025	(631)	619	619

Total Repurchase Agreements	$(9,911)	$9,719	$9,725

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2054	$12,100	$(10,379)	$(10,717)
Uniform Mortgage-Backed Security, TBA	3.000	03/01/2054	15,000	(13,355)	(13,301)

Total Short Sales (3.9)%	$(23,734)	$(24,018)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(792) at a weighted average interest rate of 0.028%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	153	$36,201	$(763)	$2	$0
U.S. Treasury 2-Year Note March Futures	03/2024	153	31,505	329	19	0
U.S. Treasury 5-Year Note March Futures	03/2024	275	29,913	644	24	0
U.S. Treasury 10-Year Note March Futures	03/2024	458	51,704	1,754	0	0

$1,964	$45	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	1,054	$(124,388)	$(4,639)	$99	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	23	(3,073)	(297)	12	0

$(4,936)	$111	$0

Total Futures Contracts	$(2,972)	$156	$0

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	1.222%	$500	$62	$22	$84	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.410	1,800	(9)	35	26	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.444	1,800	(12)	41	29	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.286	1,800	12	19	31	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.313	1,700	23	10	33	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.919	630	125	(52)	73	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.345	805	97	22	119	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.425	1,600	(18)	44	26	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.580	1,700	39	(18)	21	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.700	300	0	4	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.739	100	0	1	1	0	0

						$319	$128	$447	$2	$(1)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.020%	Annual	11/08/2024	$4,800	$(31)	$(62)	$(93)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	5,200	(18)	(416)	(434)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(691)	(732)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(81)	(94)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,200	(9)	15	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	2,500	(16)	(54)	(70)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	700	(3)	(3)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	310	28	338	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	1,800	(8)	(5)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	600	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	300	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	2,000	(8)	51	43	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	600	(2)	20	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,600	(7)	93	86	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	900	(3)	42	39	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	500	(2)	30	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	400	(2)	23	21	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	800	(3)	51	48	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	300	(1)	20	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	1,700	(7)	143	136	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	500	(2)	(14)	(16)	0	0

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	600	(3)	(16)	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	1,111	3,643	48	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	200	(1)	1	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	200	(1)	19	18	0	(1)

$2,658	$322	$2,980	$55	$(9)

Total Swap Agreements	$2,977	$450	$3,427	$57	$(10)

(e)

Securities with an aggregate market value of $4,894 and cash of $3,974 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.288%	01/19/2024	500	$(2)	$(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.738	01/19/2024	500	(2)	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	700	(3)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	700	(3)	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	6,300	(49)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	6,300	(49)	(101)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	1,000	(5)	(16)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	1,200	(6)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	1,200	(6)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	900	(4)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	900	(4)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	1,400	(7)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	1,400	(7)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	2,900	(12)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	2,900	(13)	(15)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	1,200	(6)	(22)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	1,200	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	400	(2)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	600	(3)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	600	(3)	0

$(194)	$(219)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2023 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	$99.227	02/06/2024	1,300	$(7)	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054	101.227	02/06/2024	1,300	(5)	(9)

$(12)	$(10)

Total Written Options	$(206)	$(229)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$402	$0	$402
Corporate Bonds & Notes
Banking & Finance	0	36,442	0	36,442
Industrials	0	46,689	0	46,689
Utilities	0	38,966	0	38,966
Municipal Bonds & Notes
California	0	1,040	0	1,040
Illinois	0	1,197	0	1,197
Louisiana	0	1,379	0	1,379
West Virginia	0	843	0	843
U.S. Government Agencies	0	311,423	0	311,423
U.S. Treasury Obligations	0	139,768	0	139,768
Non-Agency Mortgage-Backed Securities	0	76,578	129	76,707
Asset-Backed Securities	0	36,553	0	36,553
Short-Term Instruments
Repurchase Agreements	0	9,719	0	9,719

$0	$700,999	$129	$701,128
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,247	$0	$0	$49,247

Total Investments	$49,247	$700,999	$129	$750,375

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(24,018)	$0	$(24,018)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$213	$0	$213

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(10)	0	(10)
Over the counter	0	(229)	0	(229)

$0	$(239)	$0	$(239)

Total Financial Derivative Instruments	$0	$(26)	$0	$(26)

Totals	$49,247	$676,955	$129	$726,331

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Total Return Fund IV	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.3% ¤
CORPORATE BONDS & NOTES 34.4%
BANKING & FINANCE 18.0%
AerCap Ireland Capital DAC 6.100% due 01/15/2027	$300	$307
Ally Financial, Inc. 6.848% due 01/03/2030	400	411
American Express Co. 6.338% due 10/30/2026	500	510
American Honda Finance Corp. 6.106% due 11/22/2024	400	401
Aviation Capital Group LLC 5.500% due 12/15/2024	1,000	995
Avolon Holdings Funding Ltd. 6.375% due 05/04/2028	500	510
Bank of America Corp.
3.559% due 04/23/2027	100	96
3.841% due 04/25/2025 •	700	696
4.376% due 04/27/2028 •	500	489
5.933% due 09/15/2027	600	612
Barclays PLC
7.301% due 09/13/2027	400	401
7.437% due 11/02/2033 •	600	672
BPCE SA 6.714% due 10/19/2029	500	527
Cantor Fitzgerald LP 7.200% due 12/12/2028	500	513
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	1,200	1,123
Charles Schwab Corp. 6.196% due 11/17/2029	200	210
Citibank NA
5.488% due 12/04/2026	400	407
5.864% due 09/29/2025	300	305
Citigroup, Inc. 6.842% (US0003M + 1.250%) due 07/01/2026 ~	1,000	1,003
Consumers 2023 Securitization Funding LLC 5.210% due 09/01/2031	500	512
Cooperatieve Rabobank UA
5.500% due 07/18/2025	400	404
5.564% due 02/28/2029 •	300	305
Corebridge Global Funding 5.750% due 07/02/2026	100	101
Credit Suisse AG 7.500% due 02/15/2028	300	329
Crown Castle, Inc. 5.600% due 06/01/2029	100	102
Deutsche Bank AG
3.961% due 11/26/2025 •	1,400	1,377
6.819% due 11/20/2029	500	527
EPR Properties 4.500% due 04/01/2025	1,400	1,374
Equinix, Inc. 2.500% due 05/15/2031	1,200	1,019
Ford Motor Credit Co. LLC 7.350% due 11/04/2027	300	317
Globe Life, Inc. 2.150% due 08/15/2030	1,000	837
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •	500	492
7.402% (US0003M + 1.750%) due 10/28/2027 ~	900	917
Golub Capital BDC, Inc. 7.050% due 12/05/2028	500	525
Host Hotels & Resorts LP 3.875% due 04/01/2024	1,900	1,890
HSBC Holdings PLC 7.390% due 11/03/2028 •	1,000	1,072
Hudson Pacific Properties LP 4.650% due 04/01/2029	1,100	894
ING Groep NV 4.017% due 03/28/2028 •	800	776
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	1,200	1,108
4.005% due 04/23/2029 •	100	96

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

5.299% due 07/24/2029		500	508
6.070% due 10/22/2027		500	515
JPMorgan Chase Bank NA 6.417% due 12/08/2026		500	502
LeasePlan Corp. NV 2.875% due 10/24/2024		1,200	1,173
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	2,100	1,408
MassMutual Global Funding 5.050% due 12/07/2027		$600	608
Mitsubishi UFJ Financial Group, Inc. 5.406% due 04/19/2034		200	207
Morgan Stanley
5.123% due 02/01/2029 •		500	503
5.449% due 07/20/2029		500	510
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		900	868
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028		500	511
Nationwide Building Society 6.557% due 10/18/2027		500	518
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		200	180
Nomura Holdings, Inc.
2.172% due 07/14/2028		100	88
6.181% due 01/18/2033		300	322
Northwestern Mutual Global Funding 4.900% due 06/12/2028		500	503
Omega Healthcare Investors, Inc. 5.250% due 01/15/2026		1,400	1,393
Piedmont Operating Partnership LP 3.150% due 08/15/2030		1,200	910
Protective Life Global Funding 5.467% due 12/08/2028		500	514
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		400	421
Royal Bank of Canada 4.900% due 01/12/2028		300	303
Santander Holdings USA, Inc. 6.499% due 03/09/2029 •		400	414
SBA Tower Trust 2.328% due 07/15/2052		900	796
Societe Generale SA 1.792% due 06/09/2027 •		1,200	1,093
Standard Chartered PLC
3.971% due 03/30/2026 •		800	780
6.750% due 02/08/2028		100	103
Stifel Financial Corp. 4.000% due 05/15/2030		1,300	1,181
Sumitomo Mitsui Financial Group, Inc. 1.902% due 09/17/2028		900	788
UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,130
4.194% due 04/01/2031 •		$300	280
6.246% due 09/22/2029		500	522
6.442% due 08/11/2028 •		300	312
Wells Fargo & Co.
2.393% due 06/02/2028 •		500	458
3.526% due 03/24/2028 •		800	764
6.303% due 10/23/2029		500	527
Wells Fargo Bank NA 6.488% due 12/11/2026		500	503

			47,278

INDUSTRIALS 9.7%
American Airlines Pass-Through Trust
3.200% due 12/15/2029		809	738
3.500% due 08/15/2033		1,053	898
Amgen, Inc. 5.750% due 03/02/2063		500	525
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		800	591
BAT Capital Corp. 6.343% due 08/02/2030		500	525
Bayer U.S. Finance LLC 4.375% due 12/15/2028		1,200	1,141
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		900	582
Boardwalk Pipelines LP 3.400% due 02/15/2031		700	626
Boeing Co. 5.930% due 05/01/2060		400	415
Broadcom, Inc. 3.469% due 04/15/2034		1,200	1,045

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

Cheniere Energy Partners LP 3.250% due 01/31/2032	500	427
CVS Health Corp. 5.250% due 01/30/2031	400	410
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	949	842
Energy Transfer LP 6.100% due 12/01/2028	200	211
Expedia Group, Inc. 3.250% due 02/15/2030	800	734
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,200	1,085
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	200	209
6.510% due 02/23/2042	300	318
Hyundai Capital America
1.000% due 09/17/2024	450	436
5.950% due 09/21/2026	500	509
6.500% due 01/16/2029	600	634
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,600	1,230
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,226	1,037
Kenvue, Inc. 5.500% due 03/22/2025	300	303
Marriott International, Inc. 5.550% due 10/15/2028	500	516
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	1,100	1,053
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/29/2024 (c)(f)	937	32
Oracle Corp. 6.150% due 11/09/2029 (g)	300	323
Orlando Health Obligated Group 3.327% due 10/01/2050	800	590
Southern Co. 3.700% due 04/30/2030	1,000	943
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	1,493	1,372
T-Mobile USA, Inc. 4.800% due 07/15/2028	400	404
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,000	848
3.450% due 06/01/2029	191	178
UnitedHealth Group, Inc. 4.250% due 01/15/2029	800	799
VMware, Inc. 1.800% due 08/15/2028	1,000	877
Walt Disney Co. 2.650% due 01/13/2031	900	801
Warnermedia Holdings, Inc. 3.755% due 03/15/2027	900	863
Zimmer Biomet Holdings, Inc. 5.350% due 12/01/2028	500	515

		25,585

UTILITIES 6.7%
AES Corp. 5.450% due 06/01/2028	400	407
Ameren Corp. 5.000% due 01/15/2029	500	503
AT&T, Inc. 5.400% due 02/15/2034	100	103
Boston Gas Co. 3.001% due 08/01/2029	1,200	1,076
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,200	1,042
Enel Finance International NV
1.375% due 07/12/2026	1,000	911
2.250% due 07/12/2031	1,000	813
Entergy Corp. 2.950% due 09/01/2026	2,700	2,566
Exelon Corp. 5.150% due 03/15/2028	500	509
Florida Power & Light Co. 5.050% due 04/01/2028	600	614
FORESEA Holding SA 7.500% due 06/15/2030	413	382
MidAmerican Energy Co. 2.700% due 08/01/2052	1,000	648
Monongahela Power Co. 3.550% due 05/15/2027	1,400	1,341
New York State Electric & Gas Corp.
1.950% due 10/01/2030	1,200	960
2.150% due 10/01/2031	900	717

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

ONEOK, Inc. 6.625% due 09/01/2053	500	560
Rio Oil Finance Trust 9.750% due 01/06/2027	1,257	1,309
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026	1,500	1,440
Southern California Edison Co. 2.250% due 06/01/2030	1,400	1,203
Verizon Communications, Inc. 2.850% due 09/03/2041	900	666

		17,770

Total Corporate Bonds & Notes (Cost $96,299)		90,633

MUNICIPAL BONDS & NOTES 1.4%
LOUISIANA 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033	800	788

NEW YORK 0.4%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,100	1,052

TEXAS 0.4%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 4.507% due 11/01/2051	1,000	936

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	843

Total Municipal Bonds & Notes (Cost $3,900)		3,619

U.S. GOVERNMENT AGENCIES 54.8%
Fannie Mae
0.000% due 02/25/2033 •	2,272	1,963
3.000% due 10/25/2040	539	505
5.456% due 05/01/2038 •	440	453
5.498% due 01/01/2036 •	790	809
5.865% due 10/01/2027	2,547	2,533
Freddie Mac
5.000% due 03/01/2024 - 12/01/2038	290	296
5.300% due 02/24/2025	2,500	2,497
5.375% due 04/24/2025	900	899
5.500% due 05/01/2026 - 04/01/2038	685	687
5.643% due 10/15/2043 ~	273	267
5.680% due 04/03/2025	1,600	1,600
5.730% due 04/03/2025	1,600	1,600
Ginnie Mae
0.000% due 11/20/2039 (a)(c)	2,108	1,876
3.000% due 11/15/2049	544	486
4.000% due 09/15/2049	281	271
5.000% due 05/15/2047 - 09/15/2047	93	92
5.616% due 06/20/2067 ~	2,007	2,010
5.807% due 05/20/2047 •	505	473
5.889% due 04/20/2065 •	189	188
5.897% due 02/20/2067 •	763	760
5.907% due 06/20/2067 •	144	142
6.057% due 09/20/2065 •	1,289	1,278
6.187% due 08/20/2066 - 08/20/2067 •	2,570	2,560
6.218% due 03/20/2073 •	603	600
6.237% due 05/20/2066 - 06/20/2066 •	2,863	2,849
6.358% due 12/20/2072 •	407	408
6.370% due 12/20/2073	500	501
6.478% due 11/20/2072 •	710	716
Uniform Mortgage-Backed Security
3.000% due 06/01/2029 - 09/01/2052	41,828	37,026
3.500% due 03/01/2048 - 08/01/2052	830	762
4.000% due 11/01/2047 - 10/01/2052	2,857	2,747
4.500% due 02/01/2031 - 05/01/2053	671	653
5.000% due 05/01/2053 - 10/01/2053	2,140	2,120
5.500% due 02/01/2036 - 05/01/2036	32	33
Uniform Mortgage-Backed Security, TBA
3.000% due 03/01/2054	2,100	1,862
3.500% due 02/01/2054	9,500	8,725
4.000% due 01/01/2054 - 02/01/2054	19,400	18,364
4.500% due 02/01/2054	9,600	9,312
5.000% due 01/01/2054 - 02/01/2054	14,200	14,051
5.500% due 01/01/2054	13,300	13,358

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

6.000% due 02/01/2054		5,900	5,991

Total U.S. Government Agencies (Cost $143,561)			144,323

U.S. TREASURY OBLIGATIONS 15.8%
U.S. Treasury Bonds
1.375% due 11/15/2040		9,900	6,573
2.500% due 02/15/2045 (i)		8,000	6,061
2.750% due 08/15/2042		400	325
3.125% due 02/15/2043 (k)		1,930	1,651
3.125% due 08/15/2044		4,700	3,982
3.250% due 05/15/2042		3,600	3,160
3.375% due 08/15/2042		100	89
3.750% due 11/15/2043 (k)		2,500	2,337
3.875% due 02/15/2043		1,000	954
4.375% due 08/15/2043 (i)		1,200	1,225
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024		2,039	1,994
0.125% due 07/15/2031		3,329	2,961
0.125% due 01/15/2032		666	585
0.125% due 02/15/2051		945	586
0.125% due 02/15/2052		442	272
0.250% due 01/15/2025		4,417	4,287
0.250% due 02/15/2050		479	313
0.625% due 07/15/2032		1,906	1,743
0.750% due 02/15/2045		653	511
1.000% due 02/15/2046		260	213
1.000% due 02/15/2049		245	197
2.375% due 01/15/2025		816	810
U.S. Treasury Notes
3.875% due 05/15/2043 (i)		900	858

Total U.S. Treasury Obligations (Cost $48,719)			41,687

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.0%
Ashford Hospitality Trust 6.534% due 06/15/2035 •		702	693
Banc of America Funding Trust 4.772% due 05/25/2035 ~		527	488
Bear Stearns Adjustable Rate Mortgage Trust 6.340% due 02/25/2033 «~		8	7
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063		494	435
Chase Mortgage Finance Trust 4.425% due 02/25/2037 «~		4	4
Credit Suisse First Boston Mortgage Securities Corp. 4.388% due 09/25/2033 ~		1	1
Eurohome U.K. Mortgages PLC 5.490% due 06/15/2044 •	GBP	788	990
Eurosail PLC 6.289% due 06/13/2045 •		1,467	1,861
Ginnie Mae
6.138% due 01/20/2073 •		$507	502
6.238% due 11/20/2073		1,003	998
Great Hall Mortgages PLC 5.812% due 06/18/2039 •		407	405
GS Mortgage Securities Corp. Trust 8.762% due 08/15/2039 ~		800	807
GSR Mortgage Loan Trust 6.166% due 01/25/2035 ~		193	178
HomeBanc Mortgage Trust 5.970% due 03/25/2035 ~		228	185
Impac CMB Trust 6.250% due 10/25/2034 •		684	667
JP Morgan Mortgage Trust 3.500% due 09/25/2052 ~		825	734
Landmark Mortgage Securities PLC 5.620% due 04/17/2044 •	GBP	205	254
Ludgate Funding PLC 5.539% due 12/01/2060 •		1,559	1,917
Mansard Mortgages PLC 5.520% due 04/15/2047 •		463	574
MASTR Adjustable Rate Mortgages Trust 5.386% due 11/21/2034 ~		$338	318
Merrill Lynch Mortgage Investors Trust
5.970% due 11/25/2035 •		92	86
6.485% due 01/25/2029 «•		39	37
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		5,047	4,915
Morgan Stanley Capital Trust 3.436% due 12/15/2049		1,430	1,381
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ		483	490
ONE Park Mortgage Trust 6.176% due 03/15/2036 •		700	667

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

Resloc U.K. PLC 4.085% due 12/15/2043 •	EUR	2,942	3,138
Ripon Mortgages PLC 6.370% due 08/28/2056 •	GBP	1,300	1,631
Structured Adjustable Rate Mortgage Loan Trust 5.806% due 09/25/2034 ~		$714	682
Towd Point Mortgage Funding 6.365% due 10/20/2051 •	GBP	570	728
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$1,251	1,176
UWM Mortgage Trust 2.500% due 11/25/2051 ~		1,035	851
WaMu Mortgage Pass-Through Certificates Trust
6.010% due 07/25/2045 ~		68	64
6.050% due 10/25/2045 •		1,340	1,275

Total Non-Agency Mortgage-Backed Securities (Cost $30,546)			29,139

ASSET-BACKED SECURITIES 2.0%
Countrywide Asset-Backed Certificates Trust 6.010% due 12/25/2034 •		1,548	1,504
LL ABS Trust 3.760% due 11/15/2029		114	113
Merrill Lynch Mortgage Investors Trust 6.265% due 09/25/2035 •		168	167
Nelnet Student Loan Trust 7.538% due 02/20/2041		441	442
Ready Capital Mortgage Financing LLC 7.908% due 10/25/2039 •		696	702
SBA Tower Trust 3.869% due 10/15/2049 þ		1,100	1,082
SMB Private Education Loan Trust 2.340% due 09/15/2034		74	72
Texas Natural Gas Securitization Finance Corp. 5.169% due 04/01/2041		400	414
Wells Fargo Home Equity Asset-Backed Securities Trust 6.470% due 10/25/2034 ~		687	682

Total Asset-Backed Securities (Cost $5,193)			5,178

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	10,459	544
3.000% due 12/03/2026 (e)		3,593	197
4.000% due 11/30/2028 (e)		6,148	354
8.500% due 03/01/2029		13,000	748
8.500% due 05/31/2029		3,000	173
Province of Ontario 1.550% due 11/01/2029	CAD	1,200	812
Province of Quebec 6.350% due 01/30/2026		$600	618
Romania Government International Bond 3.000% due 02/27/2027		900	840

Total Sovereign Issues (Cost $4,403)			4,286

		SHARES
COMMON STOCKS 0.4%
INDUSTRIALS 0.4%
Drillco Holding Lux SA «(b)		15,520	385
Drillco Holding Lux SA «(b)(g)		22,807	567
Forsea Holding SA «(b)		1,723	43

Total Common Stocks (Cost $801)			995

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
COMMERCIAL PAPER 0.2%
Southern California Edison Co. 5.800% due 01/02/2024		$500	500

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

REPURCHASE AGREEMENTS (h) 0.2%			573

HUNGARY TREASURY BILLS 0.5%
10.900% due 01/04/2024 (c)(d)	HUF	459,000	1,322

Total Short-Term Instruments (Cost $2,404)			2,395

Total Investments in Securities (Cost $335,826)			322,255

		SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III		1,331,761	12,954

Total Short-Term Instruments (Cost $12,951)			12,954

Total Investments in Affiliates (Cost $12,951)			12,954

Total Investments 127.2% (Cost $348,777)			$335,209
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $(1,168))			(52)
Other Assets and Liabilities, net (27.2)%			(71,702)

Net Assets 100.0%			$263,455

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$457	$567	0.22%
Oracle Corp.6.150% due 11/09/2029	11/07/2022	300	323	0.12

$757	$890	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	12/29/2023	01/02/2024	$573	U.S. Treasury Notes 4.875% due 11/30/2025	$(585)	$573	$573

Total Repurchase Agreements	$(585)	$573	$573

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.470%	11/14/2023	01/10/2024	$(1,912)	$(1,926)
5.480	10/12/2023	01/12/2024	(1,503)	(1,522)

Total Sale-Buyback Transactions	$(3,448)

(i)	Securities with an aggregate market value of $3,765 have been pledged as collateral under the terms of master agreements as of December 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(8,314) at a weighted average interest rate of 5.162%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2024	23	$2,155	$69	$1	$0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

U.S. Treasury 2-Year Note March Futures	03/2024	45	9,266	88	5	0

$157	$6	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2024	52	$(7,877)	$(238)	$82	$0
U.S. Treasury 10-Year Note March Futures	03/2024	67	(7,564)	(237)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	44	(5,193)	(225)	4	0

$(700)	$86	$0

Total Futures Contracts	$(543)	$92	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.750%	$1,800	$(11)	$30	$19	$0	$(1)
Boeing Co.	1.000	Quarterly	12/20/2027	0.505	600	(4)	15	11	1	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.686	EUR	1,000	(6)	21	15	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	2.014	$600	66	12	78	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.358	EUR	1,100	(154)	162	8	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.588	$400	69	4	73	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.451	300	1	1	2	0	0

$(39)	$245	$206	$1	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/16/2024	JPY	2,780,000	$8	$(14)	$(6)	$0	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024	1,600,000	24	(20)	4	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	10,000	3	(3)	0	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Semi-Annual	03/17/2031	2,580,000	(1)	252	251	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.202	Annual	02/08/2032	70,000	0	19	19	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.225	Annual	02/09/2032	49,000	0	13	13	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.253	Annual	02/10/2032	32,000	0	8	8	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	81,900	(71)	99	28	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	42,000	11	25	36	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Semi-Annual	03/21/2048	68,700	(111)	156	45	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051	63,000	(1)	97	96	4	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051		14,000	0	22	22	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		20,000	11	26	37	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		49,000	0	73	73	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051		18,000	0	26	26	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		10,000	0	15	15	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		53,000	33	53	86	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052		28,000	0	36	36	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052		49,000	0	60	60	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		$11,300	(723)	(204)	(927)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,000	(17)	35	18	1	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		800	(23)	37	14	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	EUR	10,700	(144)	704	560	0	(119)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		2,200	64	(293)	(229)	62	0
Pay	28-Day MXN-TIIE	8.945	Lunar	11/22/2028	MXN	7,000	0	6	6	0	0
Pay	28-Day MXN-TIIE	8.865	Lunar	11/24/2028		2,600	0	2	2	0	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	5,100	(50)	40	(10)	2	0
Receive(5)	CAONREPO Index	3.500	Semi-Annual	06/01/2032		2,100	(10)	(47)	(57)	0	(3)
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033		700	(2)	(28)	(30)	0	(1)

							$(999)	$1,195	$196	$94	$(125)

Total Swap Agreements							$(1,038)	$1,440	$402	$95	$(126)

(k)

Securities with an aggregate market value of $1,848 and cash of $1,857 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2024			$1,116		AUD	1,685	$32		$0
BOA		01/2024		GBP	324		$412		0		(1)
		01/2024			$591		AUD	894	18		0
		03/2024		CNH	229		$32		0		(1)
		03/2024			$117		INR	9,764	0		0
BPS		01/2024		EUR	279		$305		0		(3)
		01/2024		GBP	1,237		1,570		0		(8)
		01/2024		HUF	81,731		233		0		(3)
		01/2024		JPY	45,200		307		0		(14)
		01/2024		MXN	508		28		0		(2)
		01/2024			$332		GBP	261	1		0
		01/2024			5		HUF	1,594	0		0
		02/2024		TWD	3,308		$104		0		(5)
		03/2024			$405		INR	33,917	1		0
BRC		01/2024		MXN	368		$21		0		(1)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

03/2024	$1	THB	18	0	0
CBK	01/2024	GBP	38	$48	0	0
01/2024	MXN	9,867	555	0	(24)
DUB	03/2024	SGD	1,234	932	0	(6)
GLM	01/2024	MXN	21,727	1,239	0	(35)
01/2024	$434	MXN	7,521	7	0
JPM	01/2024	HUF	376,240	$1,071	0	(13)
03/2024	TWD	8,499	273	0	(8)
03/2024	$122	INR	10,166	0	0
MBC	01/2024	CAD	1,563	$1,155	0	(25)
01/2024	EUR	5,536	6,086	0	(26)
01/2024	JPY	25,800	180	0	(3)
01/2024	$524	AUD	790	15	0
03/2024	20	TWD	649	1	0
MYI	03/2024	IDR	289,102	$19	0	0
NGF	03/2024	$133	TWD	4,181	5	0
RBC	01/2024	500	MXN	8,582	3	0
04/2024	MXN	32	$2	0	0
SCX	01/2024	CAD	16	12	0	0
03/2024	$265	INR	22,132	0	0
03/2024	1,175	THB	40,606	23	0
SOG	03/2024	220	TWD	6,926	10	0
UAG	01/2024	GBP	6,723	$8,508	0	(62)
01/2024	MXN	1,067	60	0	(2)
01/2024	$295	GBP	233	2	0

Total Forward Foreign Currency Contracts	$118	$(242)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	0.313%	$3,100	$(130)	$141	$11	$0

Total Swap Agreements	$(130)	$141	$11	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$47,278	$0	$47,278
Industrials	0	25,585	0	25,585
Utilities	0	17,770	0	17,770
Municipal Bonds & Notes
Louisiana	0	788	0	788
New York	0	1,052	0	1,052
Texas	0	936	0	936
West Virginia	0	843	0	843
U.S. Government Agencies	0	144,323	0	144,323
U.S. Treasury Obligations	0	41,687	0	41,687
Non-Agency Mortgage-Backed Securities	0	29,091	48	29,139
Asset-Backed Securities	0	5,178	0	5,178
Sovereign Issues	0	4,286	0	4,286
Common Stocks
Industrials	0	0	995	995
Short-Term Instruments
Commercial Paper	0	500	0	500
Repurchase Agreements	0	573	0	573

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2023 (Unaudited)

Hungary Treasury Bills	0	1,322	0	1,322

	$0	$321,212	$1,043	$322,255
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,954	$0	$0	$12,954

Total Investments	$12,954	$321,212	$1,043	$335,209

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	83	104	0	187
Over the counter	0	129	0	129

	$83	$233	$0	$316
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(126)	0	(126)
Over the counter	0	(242)	0	(242)

	$0	$(368)	$0	$(368)

Total Financial Derivative Instruments	$83	$(135)	$0	$(52)

Totals	$13,037	$321,077	$1,043	$335,157

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Schedule of Investments PIMCO Total Return Fund V	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.0% ¤
CORPORATE BONDS & NOTES 20.7%
BANKING & FINANCE 12.2%
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032	$15	$12
Ally Financial, Inc. 7.100% due 11/15/2027	300	312
Banco Santander SA 6.527% due 11/07/2027	400	414
Bank of America Corp.
5.202% due 04/25/2029	1,800	1,812
6.204% due 11/10/2028 •	580	605
BNP Paribas SA 1.675% due 06/30/2027 •	200	183
Boston Properties LP 6.500% due 01/15/2034	15	16
BPCE SA
2.045% due 10/19/2027 •	300	273
7.003% due 10/19/2034	400	435
Brandywine Operating Partnership LP
3.950% due 11/15/2027	100	89
7.800% due 03/15/2028	100	101
Brookfield Finance, Inc. 2.724% due 04/15/2031	15	13
Citigroup, Inc.
4.658% due 05/24/2028 •	1,100	1,092
6.075% (SOFRRATE + 0.694%) due 01/25/2026 ~(b)	15	15
Equitable Financial Life Global Funding 1.300% due 07/12/2026	15	14
European Investment Bank 3.750% due 02/14/2033	15	15
Ford Motor Credit Co. LLC 4.125% due 08/17/2027	400	379
Golub Capital BDC, Inc. 7.050% due 12/05/2028	300	315
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	15	14
HAT Holdings LLC 8.000% due 06/15/2027	300	313
Host Hotels & Resorts LP
2.900% due 12/15/2031	58	49
3.375% due 12/15/2029	750	674
HSBC Holdings PLC 5.887% due 08/14/2027	1,900	1,927
ING Groep NV 6.083% due 09/11/2027	1,500	1,532
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	200	212
JPMorgan Chase & Co.
3.509% due 01/23/2029 •	1,700	1,612
5.299% due 07/24/2029	1,300	1,320
6.070% due 10/22/2027	100	103
Kilroy Realty LP
2.650% due 11/15/2033	400	304
4.750% due 12/15/2028	100	95
Lloyds Banking Group PLC 2.438% due 02/05/2026	1,600	1,544
Manulife Financial Corp. 3.703% due 03/16/2032	15	14
Mizuho Financial Group, Inc. 5.778% due 07/06/2029	200	206
Morgan Stanley 0.864% due 10/21/2025	550	528
Nationwide Building Society 6.557% due 10/18/2027	300	311
RGA Global Funding 6.000% due 11/21/2028	300	311
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •	500	518
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029	230	205

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2023 (Unaudited)

Toronto-Dominion Bank 5.264% due 12/11/2026	300	306

		18,193

INDUSTRIALS 1.7%
AP Moller - Maersk AS 5.875% due 09/14/2033	500	522
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028	300	303
Hyundai Capital America 5.800% due 06/26/2025	100	101
JDE Peet's NV 2.250% due 09/24/2031	500	401
NXP BV 3.400% due 05/01/2030	15	14
Quanta Services, Inc. 0.950% due 10/01/2024	800	771
VF Corp. 2.950% due 04/23/2030	500	417

		2,529

UTILITIES 6.8%
AES Corp. 5.450% due 06/01/2028	700	712
Avangrid, Inc. 3.200% due 04/15/2025	15	15
Duke Energy Carolinas LLC 3.950% due 11/15/2028	500	493
EDP Finance BV
1.710% due 01/24/2028	200	178
6.300% due 10/11/2027	400	420
Enel Finance International NV
2.250% due 07/12/2031	250	203
5.000% due 06/15/2032	$200	$195
MidAmerican Energy Co.
3.150% due 04/15/2050	100	72
3.650% due 04/15/2029	450	430
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	400	315
New York State Electric & Gas Corp. 5.650% due 08/15/2028	500	513
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028	1,850	1,643
Niagara Mohawk Power Corp. 1.960% due 06/27/2030	800	664
NSTAR Electric Co. 3.950% due 04/01/2030	445	425
Pacific Gas & Electric Co. 6.700% due 04/01/2053	565	615
Public Service Enterprise Group, Inc. 5.875% due 10/15/2028	1,500	1,573
San Diego Gas & Electric Co. 4.950% due 08/15/2028	200	204
Solar Star Funding LLC 5.375% due 06/30/2035	311	309
Southern California Edison Co. 3.450% due 02/01/2052	200	146
Southwestern Public Service Co. 3.750% due 06/15/2049	200	153
Verizon Communications, Inc. 5.050% due 05/09/2033	290	296
Wisconsin Electric Power Co. 4.750% due 09/30/2032	300	303
Wisconsin Power & Light Co. 4.950% due 04/01/2033	300	301

		10,178

Total Corporate Bonds & Notes (Cost $30,171)		30,900

U.S. GOVERNMENT AGENCIES 51.6%
Tennessee Valley Authority 1.500% due 09/15/2031	60	50
Uniform Mortgage-Backed Security
4.000% due 12/01/2052	12,559	11,884
4.500% due 07/01/2052 – 08/01/2053	6,563	6,366
5.000% due 05/01/2053 – 09/01/2053	27,222	26,947
5.500% due 10/01/2053	4,444	4,463
Uniform Mortgage-Backed Security, TBA
3.000% due 01/01/2054	1,700	1,504
3.500% due 01/01/2054 – 02/01/2054	5,400	4,959
4.000% due 02/01/2054	1,600	1,515
4.500% due 01/01/2054 – 02/01/2054	8,600	8,342

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2023 (Unaudited)

5.500% due 01/01/2054 – 02/01/2054	10,900	10,949

Total U.S. Government Agencies (Cost $76,052)		76,979

U.S. TREASURY OBLIGATIONS 14.5%
U.S. Treasury Bonds
3.625% due 05/15/2053	3,400	3,144
4.375% due 08/15/2043	4,300	4,391
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024	389	382
0.125% due 10/15/2024	1,199	1,173
0.125% due 02/15/2051	473	293
0.125% due 02/15/2052	332	204
0.250% due 01/15/2025	3,767	3,657
0.250% due 02/15/2050	120	78
0.625% due 07/15/2032	487	445
0.750% due 02/15/2045	392	307
0.875% due 02/15/2047	127	100
1.000% due 02/15/2048	175	141
1.250% due 04/15/2028	205	200
1.500% due 02/15/2053	414	376
2.375% due 01/15/2025	1,632	1,619
U.S. Treasury Notes
3.875% due 05/15/2043	5,400	5,150

Total U.S. Treasury Obligations (Cost $21,463)		21,660

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
VASA Trust 6.376% due 07/15/2039 •	500	453

Total Non-Agency Mortgage-Backed Securities (Cost $448)		453

ASSET-BACKED SECURITIES 1.0%
FHF Issuer Trust 6.790% due 10/15/2029	500	507
Goodleap Sustainable Home Solutions Trust 6.500% due 07/20/2055	481	496
Helios Issuer LLC 5.750% due 12/20/2050	394	404
Loanpal Solar Loan Ltd. 2.470% due 12/20/2047	32	25
Mosaic Solar Loan Trust 5.910% due 11/20/2053	$132	$132

Total Asset-Backed Securities (Cost $1,517)		1,564

SOVEREIGN ISSUES 0.7%
Development Bank of Japan, Inc. 5.125% due 09/01/2026	500	510
Korea Electric Power Corp. 5.375% due 07/31/2026	300	303
Nederlandse Waterschapsbank NV 4.000% due 06/01/2028	200	199

Total Sovereign Issues (Cost $999)		1,012

SHORT-TERM INSTRUMENTS 50.2%
COMMERCIAL PAPER 0.6%
Intercontinental Exchange, Inc.
5.600% due 01/02/2024	550	549
5.600% due 01/05/2024	300	300

		849

REPURCHASE AGREEMENTS (c) 49.6%		73,900

Total Short-Term Instruments (Cost $74,750)		74,749

Total Investments in Securities (Cost $205,400)		207,317

Total Investments 139.0% (Cost $205,400)		$207,317
Financial Derivative Instruments (d)(e) 0.0%(Cost or Premiums, net $189)		62
Other Assets and Liabilities, net (39.0)%		(58,244)

Net Assets 100.0%		$149,135

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	6.075%	01/25/2026	05/01/2023	$15	$15	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.420%	12/29/2023	01/02/2024	$39,400	U.S. Treasury Notes 4.000% due 02/28/2030	$(40,226)	$39,400	$39,424
BPS	5.470	01/02/2024	01/03/2024	34,400	U.S. Treasury Notes 2.750% due 08/15/2032	(35,093)	34,400	34,400
5.510	01/02/2024	01/03/2024	100	U.S. Treasury Notes 2.125% due 05/15/2025	(102)	100	100

Total Repurchase Agreements	$(75,421)	$73,900	$73,924

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(42) at a weighted average interest rate of 5.271%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	29	$6,923	$(1)	$1	$0
Canada Government 10-Year Bond March Futures	03/2024	12	1,125	(5)	0	0
U.S. Treasury 2-Year Note March Futures	03/2024	70	14,414	(3)	9	0
U.S. Treasury 10-Year Note March Futures	03/2024	108	12,192	(47)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	38	4,485	11	0	(4)

$(45)	$10	$(4)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2024	29	$(6,953)	$1	$0	$(2)
Japan Government 10-Year Bond March Futures	03/2024	2	(2,081)	2	5	(3)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2024	2	(267)	4	1	0

$7	$6	$(5)

Total Futures Contracts	$(38)	$16	$(9)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.686%	EUR	300	$1	$3	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index		5.000%	Quarterly	12/20/2028		$4,851	$21	$271	$292	$0	$(1)
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		8,600	117	53	170	0	(2)

							$138	$324	$462	$0	$(3)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200%	Annual	12/15/2041	JPY	110,000	$99	$35	$134	$4	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043		20,000	2	5	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$2,400	42	2	44	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	07/17/2025		500	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/20/2025		2,700	60	(12)	48	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		200	(1)	(8)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		100	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		200	(1)	(6)	(7)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	(1)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	(2)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	(1)	(2)	0	(2)
Receive	3-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.880	Annual	12/19/2028		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(3)	(3)	0	0
Receive(5)	3-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	(2)	(2)	0	(2)
Receive	3-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(6)	(6)	1	0
Receive	3-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(5)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(4)	(4)	1	0
Receive	3-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(4)	(4)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	700	(10)	23	13	1	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		500	(15)	24	9	1	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(4)	(4)	0	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2023 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	100	0	(6)	(6)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	(1)	(7)	(8)	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	2,400	(35)	161	126	0	(27)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	1,100	28	(142)	(114)	31	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	3,600	(41)	34	(7)	1	0
Pay	CAONREPO Index	4.820	Semi-Annual	07/13/2025	300	0	2	2	0	0
Pay	CAONREPO Index	4.750	Semi-Annual	07/14/2025	1,000	0	6	6	1	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025	4,400	(70)	44	(26)	2	0
Receive(5)	CAONREPO Index	3.500	Semi-Annual	06/01/2032	1,100	(3)	(27)	(30)	0	(1)
Receive	CAONREPO Index	3.750	Semi-Annual	12/20/2033	400	(2)	(15)	(17)	0	(1)

$47	$67	$114	$49	$(33)

Total Swap Agreements	$186	$394	$580	$49	$(36)

Cash of $1,594 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2024	$409	AUD	618	$13	$0
03/2024	42	INR	3,510	0	0
BPS	01/2024	EUR	594	$648	0	(8)
01/2024	JPY	16,000	109	0	(5)
03/2024	$146	INR	12,192	0	0
BRC	01/2024	EUR	304	$332	0	(4)
CBK	01/2024	38	41	0	(1)
01/2024	GBP	27	34	0	0
GLM	01/2024	CAD	218	161	0	(3)
01/2024	EUR	122	134	0	(1)
JPM	03/2024	SGD	542	409	0	(3)
03/2024	$44	INR	3,655	0	0
SCX	03/2024	95	7,956	0	0
03/2024	505	THB	17,466	10	0
UAG	01/2024	GBP	818	$1,035	0	(7)
01/2024	$1,025	AUD	1,546	28	0

Total Forward Foreign Currency Contracts	$51	$(32)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC GBP versus USD	$1.200	09/26/2024	300	$10	$3

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.050%	05/28/2024	1,800	$2	$1
CBK	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.433	02/06/2024	800	4	7
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.975	05/29/2024	1,800	2	1
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.443	02/06/2024	700	4	7

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2023 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.636	10/07/2024	1,100	20	50

							$32	$66

Total Purchased Options							$42	$69

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC GBP versus USD			$1.100	09/26/2024	600	$(6)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	05/28/2024	900	$(2)	$(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.494	01/08/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.994	01/08/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.545	01/16/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.995	01/16/2024	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.235	01/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.685	01/22/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.590	01/05/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.960	01/05/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	01/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.700	01/18/2024	100	0	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.195	05/29/2024	900	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	01/04/2024	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.560	01/05/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.594	01/05/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.010	01/05/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.044	01/05/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	01/16/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/16/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.285	01/19/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.735	01/19/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.215	01/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.665	01/22/2024	100	0	0
GST	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/08/2024	100	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	01/08/2024	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	100	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	01/18/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	01/18/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205	01/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.655	01/22/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	01/29/2024	100	0	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2023 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.620	01/29/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650	01/04/2024	100	0	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.030	01/04/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.490	01/12/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	01/12/2024	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.670	01/04/2024	100	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.120	01/04/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.455	01/08/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.475	01/08/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	01/08/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.975	01/08/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.600	01/12/2024	100	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.050	01/12/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.330	01/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	01/15/2024	100	0	0
UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.344	01/18/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.744	01/18/2024	100	(1)	0

							$(24)	$(30)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2054		$101.094	02/06/2024		100	$(1)	$(1)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 01/01/2054		99.906	01/09/2024		100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2054		99.070	02/06/2024		1,900	(8)	(14)

							$(9)	$(15)

Total Written Options							$(39)	$(46)

(1)		Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$18,193	$0	$18,193
Industrials				0	2,529	0	2,529
Utilities				0	10,178	0	10,178
U.S. Government Agencies				0	76,979	0	76,979
U.S. Treasury Obligations				0	21,660	0	21,660
Non-Agency Mortgage-Backed Securities				0	453	0	453
Asset-Backed Securities				0	1,564	0	1,564
Sovereign Issues				0	1,012	0	1,012
Short-Term Instruments
Commercial Paper				0	849	0	849
Repurchase Agreements				0	73,900	0	73,900

Total Investments				$0	$207,317	$0	$207,317

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				5	60	0	65
Over the counter				0	120	0	120

				$5	$180	$0	$185
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(3)	(42)	0	(45)
Over the counter				0	(78)	0	(78)

				$(3)	$(120)	$0	$(123)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2023 (Unaudited)

Total Financial Derivative Instruments	$2	$60	$0	$62

Totals	$2	$207,377	$0	$207,379

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	December 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.2% ¤
CORPORATE BONDS & NOTES 6.6%
BANKING & FINANCE 5.1%
AerCap Ireland Capital DAC 2.450% due 10/29/2026	$200	$185
American Honda Finance Corp. 6.106% due 11/22/2024	10,000	10,017
American Tower Corp. 1.450% due 09/15/2026	400	365
Bank of America Corp.
2.456% due 10/22/2025 •	5,000	4,870
3.093% due 10/01/2025 •	5,000	4,904
6.481% due 04/25/2025	500	501
6.766% (SOFRRATE + 1.330%) due 04/02/2026 ~	300	301
Bank of Montreal 6.129% (SOFRINDX + 0.710%) due 12/12/2024 ~	7,600	7,614
Bank of Nova Scotia 6.378% (SOFRINDX + 0.960%) due 03/11/2024 ~	10,000	10,008
BNP Paribas SA 4.705% due 01/10/2025 •	4,880	4,880
CNH Industrial Capital LLC 4.200% due 01/15/2024	5,000	4,996
Danske Bank AS 0.976% due 09/10/2025 •	400	387
DBS Group Holdings Ltd. 6.026% due 09/12/2025	20,000	20,025
Deutsche Bank AG 3.961% due 11/26/2025 •	1,300	1,279
First Abu Dhabi Bank PJSC 6.568% (US0003M + 0.900%) due 07/08/2024 ~	300	301
HSBC Holdings PLC
2.999% due 03/10/2026 •	600	582
3.803% due 03/11/2025 •	10,000	9,960
ING Groep NV 3.869% due 03/28/2026 •	700	686
JPMorgan Chase & Co.
2.301% due 10/15/2025 •	5,000	4,873
3.875% due 02/01/2024	10,000	9,983
5.546% due 12/15/2025 •	2,000	2,002
6.702% (SOFRRATE + 1.320%) due 04/26/2026 ~	1,500	1,508
Lloyds Banking Group PLC 3.511% due 03/18/2026 •	300	293
Morgan Stanley
1.164% due 10/21/2025 •	2,600	2,503
6.534% (SOFRRATE + 1.165%) due 04/17/2025 ~	10,000	10,013
Nissan Motor Acceptance Co. LLC 6.282% (US0003M + 0.640%) due 03/08/2024 ~	805	805
Nomura Holdings, Inc. 2.648% due 01/16/2025	4,430	4,301
PNC Financial Services Group, Inc. 2.200% due 11/01/2024	6,000	5,837
Santander U.K. PLC 4.000% due 03/13/2024	5,000	4,983
Sumitomo Mitsui Trust Bank Ltd. 0.850% due 03/25/2024	5,000	4,950
UBS Group AG 6.373% due 07/15/2026 •	9,600	9,715
Wells Fargo & Co.
2.406% due 10/30/2025 •	5,000	4,865
6.701% (SOFRRATE + 1.320%) due 04/25/2026 ~	1,100	1,108

		149,600

INDUSTRIALS 1.4%
BAT Capital Corp. 3.222% due 08/15/2024	523	515
Boeing Co.
1.433% due 02/04/2024	15,000	14,937
1.950% due 02/01/2024	5,000	4,984
Charter Communications Operating LLC 4.500% due 02/01/2024	5,000	4,992
DAE Funding LLC 1.550% due 08/01/2024	200	195

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Dell International LLC 4.000% due 07/15/2024		1,900	1,884
Hasbro, Inc. 3.550% due 11/19/2026		200	190
Hyatt Hotels Corp. 1.800% due 10/01/2024		300	291
Hyundai Capital America
0.800% due 01/08/2024		4,800	4,797
6.539% due 08/04/2025		6,800	6,798
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		200	193
NPC Ukrenergo 6.875% due 11/09/2028		200	54
Penske Truck Leasing Co. LP 3.900% due 02/01/2024		2,000	1,996
Quanta Services, Inc. 0.950% due 10/01/2024		300	289

			42,115

UTILITIES 0.1%
NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/2025		1,750	1,767
6.449% (SOFRINDX + 1.020%) due 03/21/2024 ~		534	534
Southern California Edison Co. 0.975% due 08/01/2024		100	97

			2,398

Total Corporate Bonds & Notes (Cost $193,822)			194,113

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
5.420% due 12/25/2044 •		783	775
5.884% due 07/25/2046 •		1,273	1,257
5.902% due 07/25/2049 •		1,716	1,671
Freddie Mac
5.138% due 03/15/2037 •		684	674
5.363% due 08/15/2042 •		913	912
5.375% due 04/24/2025		25,000	24,984
5.722% due 08/15/2038 •		1,068	1,051
5.853% due 11/15/2043 •		579	570
6.003% due 01/15/2042 •		164	162
Ginnie Mae
3.834% due 12/20/2068 •		806	794
6.067% due 03/20/2065 •		439	436
Ginnie Mae, TBA 6.000% due 01/01/2054 - 02/01/2054		207,400	210,881
Uniform Mortgage-Backed Security, TBA
5.000% due 01/01/2039 - 02/01/2039		49,600	49,909
5.500% due 01/01/2054 - 02/01/2054		53,400	53,637
6.000% due 02/01/2054		52,800	53,615

Total U.S. Government Agencies (Cost $398,250)			401,328

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
OBX Trust 2.305% due 11/25/2061 ~		6,599	5,688
Residential Mortgage Securities PLC 6.470% due 06/20/2070 ~	GBP	749	957
Trinity Square PLC 6.070% due 07/15/2059 •		8,031	10,236

Total Non-Agency Mortgage-Backed Securities (Cost $18,376)			16,881

ASSET-BACKED SECURITIES 4.8%
American Express Credit Account Master Trust 3.390% due 05/15/2027		$9,100	8,918
Anchorage Capital CLO Ltd. 6.705% due 07/15/2030 •		668	668
Apidos CLO 6.735% due 04/15/2031 •		7,800	7,798
Arbor Realty Commercial Real Estate Notes Ltd. 6.446% due 12/15/2035 •		597	588
Ares European CLO DAC 4.745% due 10/15/2031 •	EUR	247	270
BDS Ltd. 7.492% due 08/19/2038 •		$2,100	2,110
BlueMountain CLO Ltd. 6.854% due 10/22/2030 •		967	967
BSPRT Issuer Ltd. 6.576% due 03/15/2036 ~		1,118	1,103
Carmax Auto Owner Trust
5.938% due 11/16/2026		3,100	3,103

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

6.238% due 12/15/2025 •		12,109	12,123
CBAM Ltd. 6.797% due 10/20/2029 •		757	758
Daimler Trucks Retail Trust 5.070% due 09/16/2024		1,310	1,308
DLLAA LLC 5.930% due 07/20/2026		1,600	1,607
Drive Auto Receivables Trust 0.870% due 10/15/2027		311	307
Exeter Automobile Receivables Trust 0.960% due 10/15/2026		853	835
Fifth Third Auto Trust 5.868% due 11/16/2026		4,400	4,401
Ford Credit Auto Lease Trust 5.928% due 02/15/2026		5,000	5,001
Ford Credit Auto Owner Trust 6.058% due 03/15/2026 •		3,026	3,032
GM Financial Automobile Leasing Trust 6.158% due 10/20/2025		985	987
GM Financial Consumer Automobile Receivables Trust 5.988% due 11/17/2025 •		5,837	5,841
GoldenTree Loan Management U.S. CLO Ltd. 6.587% due 11/20/2030 •		3,421	3,419
Griffith Park CLO DAC 4.704% due 11/21/2031 ~	EUR	498	541
Harley Davidson Motorcycle Trust 5.868% due 06/15/2026 •		$401	401
HPEFS Equipment Trust 5.758% due 10/18/2024		431	431
Hyundai Auto Lease Securitization Trust 6.088% due 09/15/2025		1,048	1,049
Madison Park Funding Ltd. 6.852% due 07/29/2030 ~		687	687
Magnetite Ltd.
6.777% due 07/20/2031		9,940	9,942
6.777% due 10/18/2031 ~		4,000	4,001
Master Credit Card Trust 6.188% due 01/21/2027		15,900	15,966
MMAF Equipment Finance LLC 5.570% due 09/09/2025		4,826	4,821
Mountain View CLO LLC 6.745% due 10/16/2029 •		97	97
Navient Student Loan Trust 6.456% due 12/15/2059 •		412	408
Oak Hill European Credit Partners DAC 4.733% due 10/20/2031 •	EUR	399	436
OCP Euro CLO 5.873% due 01/20/2033 •		15,000	16,560
SLM Private Credit Student Loan Trust
5.886% due 12/16/2041 •		$358	348
5.936% due 06/15/2039 •		569	548
5.956% due 12/15/2038 •		385	374
5.976% due 06/15/2039 •		613	594
SLM Student Loan Trust 5.902% due 06/25/2043 ~		519	506
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		1,124	1,123
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		209	195
Toyota Auto Receivables Owner Trust 6.052% due 01/15/2026 •		3,008	3,011
Toyota Lease Owner Trust 5.658% due 09/20/2024		598	598
Voya CLO Ltd. 6.655% due 10/15/2030 •		567	566
World Omni Auto Receivables Trust 6.188% due 03/16/2026 •		11,914	11,929
World Omni Automobile Lease Securitization Trust 6.098% due 11/17/2025		926	928

Total Asset-Backed Securities (Cost $139,950)			141,204

		OUNCES
COMMODITIES 19.1%
Gold Warehouse Receipts		454,293	559,465

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Total Commodities (Cost $454,293)			559,465

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 40.4%
COMMERCIAL PAPER 0.3%
AT&T, Inc. 5.700% due 03/19/2024		$10,000	9,874

REPURCHASE AGREEMENTS (d) 21.5%			630,086

SHORT-TERM NOTES 0.1%
Fifth Third Auto Trust 5.618% due 08/15/2024		779	779
Kubota Credit Owner Trust 5.622% due 07/15/2024		321	321

			1,100

HUNGARY TREASURY BILLS 3.5%
10.900% due 01/04/2024 (b)(c)	HUF	35,458,000	102,144

JAPAN TREASURY BILLS 9.5%
(0.267)% due 01/09/2024 - 01/22/2024 (a)(b)	JPY	39,220,000	278,162

U.S. TREASURY BILLS 5.5%
5.384% due 01/25/2024 - 03/28/2024 (a)(b)(f)(h)		$161,551	160,409

Total Short-Term Instruments (Cost $1,167,060)			1,181,775

Total Investments in Securities (Cost $2,371,751)			2,494,766

		SHARES
INVESTMENTS IN AFFILIATES 23.3%
SHORT-TERM INSTRUMENTS 23.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.3%
PIMCO Short Asset Portfolio		70,320,861	681,831
PIMCO Short-Term Floating NAV Portfolio III		7,463	73

Total Short-Term Instruments (Cost $687,124)			681,904

Total Investments in Affiliates (Cost $687,124)			681,904

Total Investments 108.5% (Cost $3,058,875)			$3,176,670
Financial Derivative Instruments (e)(g) (1.9)%(Cost or Premiums, net $89,502)			(54,380)
Other Assets and Liabilities, net (6.6)%			(194,917)

Net Assets 100.0%			$2,927,373

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Weighted average yield to maturity
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.420%	12/29/2023	01/02/2024	$8,700	U.S. Treasury Notes 3.625% due 03/31/2030	$(8,888)	$8,700	$8,705
5.460	01/02/2024	01/03/2024	284,400	U.S. Treasury Notes 4.750% due 07/31/2025	(290,323)	284,400	284,400
5.600	12/29/2023	01/02/2024	217,200	U.S. Treasury Notes 4.000% due 12/15/2025	(221,913)	217,200	217,335
DEU	5.150	12/29/2023	01/02/2024	38,400	U.S. Treasury Notes 0.625% due 05/15/2030	(39,156)	38,400	38,422
FICC	2.600	12/29/2023	01/02/2024	2,086	U.S. Treasury Notes 4.875% due 11/30/2025	(2,128)	2,086	2,087
5.330	12/29/2023	01/02/2024	79,200	U.S. Treasury Bonds 1.875% due 02/15/2051	(80,784)	79,200	79,247
JPS	5.490	01/02/2024	01/03/2024	100	U.S. Treasury Notes 0.750% due 05/31/2026	(103)	100	100

Total Repurchase Agreements	$(643,295)	$630,086	$630,296

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2023 was $(929) at a weighted average interest rate of 5.379%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR December Futures	12/2024	1,207	$325,455	$2,391	$100	$(183)
3-Month EURIBOR June Futures	06/2024	350	93,601	492	19	(34)
3-Month EURIBOR June Futures	06/2025	725	196,209	339	50	(110)
3-Month SOFR Active Contract December Futures	03/2025	586	141,036	226	51	0
3-Month SONIA June Futures	09/2024	970	295,147	2,242	62	(108)
3-Month SONIA June Futures	09/2025	470	145,031	615	0	(37)
Aluminum February Futures	02/2024	831	49,216	2,611	0	(6,224)
Arabica Coffee March Futures	03/2024	373	26,338	(407)	0	(1,357)
Australia Government 3-Year Bond March Futures	03/2024	1,777	129,395	564	178	(142)
Australia Government 10-Year Bond March Futures	03/2024	1,204	95,720	2,059	592	(481)
Bitcoin January Futures	01/2024	122	25,916	(1,101)	0	(381)
CAC 40 Index January Futures	01/2024	348	29,024	(163)	35	(163)
Cocoa March Futures	03/2024	390	16,364	1,853	0	(234)
Cocoa March Futures	03/2024	677	30,255	919	78	(371)
DAX Index March Futures	03/2024	57	26,606	(63)	77	(82)
E-Mini Russell 2000 Index March Futures	03/2024	133	13,617	967	0	(210)
E-Mini S&P 100 Index March Futures	03/2024	187	63,668	2,147	0	(251)
E-Mini S&P 500 Index March Futures	03/2024	68	16,388	568	0	(42)
Euro STOXX Bank March Futures	03/2024	6,650	43,754	(452)	0	(367)
Euro-BTP March Futures	03/2024	848	111,542	3,653	0	(1,854)
Euro-Oat March Futures	03/2024	143	20,761	676	0	(249)
FTSE 100 Index March Futures	03/2024	336	33,220	748	47	(38)
FTSE Taiwan Index January Futures	01/2024	1,751	108,597	2,328	35	0
FTSE/MIB Index March Futures	03/2024	139	23,417	(92)	17	(77)
IBEX 35 Index October Futures	01/2024	221	24,608	(205)	15	(129)
IFSC Nifty 50 Index January Futures	01/2024	2,045	89,360	1,322	0	(438)
Iron Ore February Futures	02/2024	5,981	82,980	4,691	897	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Lead February Futures	02/2024	518	26,709	(2,696)	19	(1,007)
Nikkei 225 Index March Futures	03/2024	224	26,542	236	0	(187)
OMX Stockholm 30 Index January Futures	01/2024	2,450	58,329	1,040	109	(55)
Platinum April Futures	04/2024	184	9,285	(64)	0	(64)
Robusta Coffee March Futures	03/2024	589	16,733	1,490	0	(560)
S&P 60 Index March Futures March Futures	03/2024	129	24,736	502	33	0
Short Euro-BTP March Futures	03/2024	2,416	284,451	1,904	0	(533)
SPI 200 Futures March Futures	03/2024	716	92,521	1,955	695	(268)
Topix Index March Futures	03/2024	347	58,227	293	221	(135)
WIG20 Index March Futures	03/2024	4,721	56,848	589	0	(744)
Zinc February Futures	02/2024	155	10,306	357	0	(4,185)

$34,534	$3,330	$(21,300)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2025	201	$(48,531)	$(548)	$0	$(20)
3-Month SONIA March Futures	06/2024	176	(53,255)	282	14	0
Aluminum February Futures	02/2024	1,894	(112,172)	(9,402)	0	0
BIST 30 Index February Futures	02/2024	3,336	(9,649)	(110)	0	(130)
Brent Crude April Futures	02/2024	189	(14,536)	(235)	25	0
Brent Crude May Futures	03/2024	101	(7,756)	(106)	15	0
Coal April Futures	04/2024	87	(8,574)	32	0	(65)
Coal June Futures	06/2024	87	(8,226)	380	0	(39)
Coal May Futures	05/2024	87	(8,326)	280	0	(39)
Copper March Futures	03/2024	488	(47,464)	(3,317)	415	0
Corn March Futures	03/2024	4,402	(103,722)	4,200	660	0
Cotton No. 2 March Futures	03/2024	1,270	(51,435)	(921)	0	(32)
European Climate Exchange December Futures	12/2024	204	(18,100)	(2,027)	0	(173)
FTSE China Index January Futures	01/2024	14,608	(167,919)	(4,165)	365	0
FTSE/JSE TOP 40 Index March Futures	03/2024	1,634	(63,770)	(1,817)	321	(192)
Gas Oil December Futures	04/2024	435	(31,646)	609	750	0
Gold 100 oz. February Futures	02/2024	2,325	(481,694)	(8,636)	2,720	0
Hang Seng January Futures	01/2024	352	(38,615)	(921)	52	(888)
Hard Red Winter Wheat March Futures	03/2024	1,747	(56,079)	2,500	153	0
HSCEI January Futures	01/2024	1,632	(60,569)	(1,478)	31	(1,530)
Lead February Futures	02/2024	1,733	(89,358)	(505)	0	0
Lean Hogs February Futures	02/2024	460	(12,507)	689	87	0
Live Cattle April Futures	04/2024	300	(20,670)	(8)	3	0
Milling Wheat March Futures	03/2024	5,109	(62,746)	1,696	0	(353)
Mini MSCI SING ETS Index January Futures	01/2024	1,381	(30,105)	(1,411)	0	(717)
Natural Gas April Futures	03/2024	2,303	(53,061)	2,848	1,082	0
Natural Gas April Futures	03/2024	30	(767)	86	79	0
Natural Gas February Futures	01/2024	310	(9,249)	706	1,157	0
Natural Gas March Futures	02/2024	130	(3,456)	1,447	374	0
New York Harbor April Futures	03/2024	187	(19,250)	302	107	0
New York Harbor March Futures	02/2024	12	(1,258)	40	6	0
Nickel February Futures	02/2024	793	(78,605)	425	796	(370)
Palladium March Futures	03/2024	306	(33,945)	(2,797)	946	0
Phelix De Base April Futures	03/2024	202	(37,915)	295	2,499	0
RBOB Gasoline April Futures	03/2024	463	(44,986)	(1,881)	0	(25)
Red Wheat March Futures	03/2024	634	(22,935)	748	63	0
Soybean March Futures	03/2024	705	(45,755)	1,349	494	0
Soybean Meal March Futures	03/2024	935	(36,091)	420	440	0
Soybean Oil March Futures	03/2024	2,363	(68,310)	3,681	0	(284)
Sugar No. 11 March Futures	02/2024	2,467	(56,863)	4,816	3,260	0
U.S. Treasury 5-Year Note March Futures	03/2024	704	(76,577)	(158)	0	(61)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2024	164	(19,355)	(520)	15	0
Volatility S&P 500 Index January Futures	01/2024	2,068	(29,058)	2,349	0	(140)
VSTOXX January Futures	01/2024	7,093	(11,628)	521	0	(78)
Wheat March Futures	03/2024	459	(14,413)	(1,129)	80	0
White Sugar March Futures	02/2024	490	(14,607)	311	642	0
WTI Crude March Futures	02/2024	368	(26,437)	(137)	48	0
Zinc February Futures	02/2024	896	(59,573)	(4,623)	0	0

$(15,840)	$17,699	$(5,136)

Total Futures Contracts	$18,694	$21,029	$(26,436)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-39 5-Year Index	1.000%	Quarterly	06/20/2028	$19,200	$(937)	$558	$(379)	$0	$(3)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	326,200	(14,073)	4,750	(9,323)	0	(78)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	66,429	1,996	2,000	3,996	0	(19)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		2,800	45	12	57	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		398,500	5,679	2,197	7,876	0	(103)
iTraxx Crossover 40 5-Year Index	5.000	Quarterly		12/20/2028	EUR	39,100	1,666	1,850	3,516	145	0
iTraxx Europe Main 40 5-Year Index	1.000	Quarterly		12/20/2028		467,300	5,930	4,276	10,206	197	0

							$306	$15,643	$15,949	$342	$(204)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	465,700	$(14,879)	$(4,272)	$(19,151)	$252	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		359,900	25,133	22,902	48,035	0	(3,991)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		32,500	(202)	(6,828)	(7,030)	992	0
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/20/2029	INR	24,411,700	4,351	237	4,588	389	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	62,164,500	99	5,223	5,322	0	(256)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/21/2054		8,002,300	312	(1,068)	(756)	736	0
Pay(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/20/2029	SGD	413,300	2,465	968	3,433	575	0
Pay(5)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	03/20/2029	THB	6,268,896	1,223	(20)	1,203	0	(84)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/20/2026		$895,700	14,237	(8,851)	5,386	0	(400)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/20/2029		14,300	(418)	306	(112)	8	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/20/2034		286,400	(14,011)	10,067	(3,944)	0	(136)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/20/2054		20,400	2,263	(1,206)	1,057	79	0
Receive	1-Year BRL-CDI	5.342	Maturity	01/02/2025	BRL	82,200	815	1,816	2,631	8	0
Receive	1-Year BRL-CDI	5.620	Maturity	01/02/2025		74,500	649	1,612	2,261	7	0
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2025		71,900	(471)	(1,496)	(1,967)	0	(6)
Pay	1-Year BRL-CDI	5.776	Maturity	01/02/2025		86,500	(814)	(1,894)	(2,708)	0	(8)
Pay	1-Year BRL-CDI	5.846	Maturity	01/02/2025		219,900	(1,950)	(4,768)	(6,718)	0	(21)
Receive	1-Year BRL-CDI	5.857	Maturity	01/02/2025		225,800	1,092	4,553	5,645	20	0
Pay	1-Year BRL-CDI	5.882	Maturity	01/02/2025		103,500	(575)	(2,114)	(2,689)	0	(9)
Pay	1-Year BRL-CDI	5.956	Maturity	01/02/2025		78,500	(533)	(1,640)	(2,173)	0	(7)
Pay	1-Year BRL-CDI	6.243	Maturity	01/02/2025		50,200	(96)	(955)	(1,051)	0	(4)
Receive	1-Year BRL-CDI	6.275	Maturity	01/02/2025		123,300	194	2,329	2,523	10	0
Receive	1-Year BRL-CDI	6.484	Maturity	01/02/2025		3,500	4	66	70	0	0
Receive	1-Year BRL-CDI	6.626	Maturity	01/02/2025		187,800	570	3,652	4,222	17	0
Receive	1-Year BRL-CDI	6.636	Maturity	01/02/2025		169,000	502	3,284	3,786	15	0
Receive	1-Year BRL-CDI	6.847	Maturity	01/02/2025		267,300	1,179	5,340	6,519	25	0
Pay	1-Year BRL-CDI	6.918	Maturity	01/02/2025		154,100	(1,919)	(468)	(2,387)	0	(12)
Receive	1-Year BRL-CDI	7.018	Maturity	01/02/2025		112,400	413	2,214	2,627	11	0
Receive	1-Year BRL-CDI	7.336	Maturity	01/02/2025		349,600	(207)	7,665	7,458	32	0
Pay	1-Year BRL-CDI	7.724	Maturity	01/02/2025		176,500	0	(3,640)	(3,640)	0	(17)
Pay	1-Year BRL-CDI	8.084	Maturity	01/02/2025		15,000	35	(302)	(267)	0	(1)
Receive	1-Year BRL-CDI	8.190	Maturity	01/02/2025		200,300	0	3,624	3,624	19	0
Pay	1-Year BRL-CDI	8.557	Maturity	01/02/2025		248,700	3,084	(3,360)	(276)	0	(16)
Receive	1-Year BRL-CDI	8.741	Maturity	01/02/2025		223,700	0	3,392	3,392	20	0
Receive	1-Year BRL-CDI	8.996	Maturity	01/02/2025		168,600	0	2,309	2,309	15	0
Receive	1-Year BRL-CDI	9.642	Maturity	01/02/2025		460,500	147	4,393	4,540	40	0
Receive	1-Year BRL-CDI	10.206	Maturity	01/02/2025		137,600	(112)	1,139	1,027	12	0
Pay	1-Year BRL-CDI	10.827	Maturity	01/02/2025		256,200	0	(1,130)	(1,130)	0	(22)
Pay	1-Year BRL-CDI	11.920	Maturity	01/02/2025		1,308,500	0	2,604	2,604	0	(105)
Receive	1-Year BRL-CDI	10.321	Maturity	01/04/2027		217,800	1,455	(516)	939	29	0
Pay	1-Year BRL-CDI	10.471	Maturity	01/04/2027		451,800	0	(1,403)	(1,403)	0	(61)
Receive	1-Year BRL-CDI	11.071	Maturity	01/04/2027		313,800	0	(319)	(319)	42	0
Pay	1-Year BRL-CDI	11.099	Maturity	01/04/2027		194,900	0	198	198	0	(26)
Pay	1-Year BRL-CDI	11.210	Maturity	01/04/2027		416,200	0	726	726	0	(55)
Pay	1-Year BRL-CDI	11.272	Maturity	01/04/2027		742,000	(430)	2,593	2,163	0	(97)
Pay	1-Year BRL-CDI	11.383	Maturity	01/04/2027		1,797,400	(251)	6,710	6,459	0	(234)
Pay	1-Year BRL-CDI	11.459	Maturity	01/04/2027		219,400	0	880	880	0	(29)
Receive	1-Year BRL-CDI	11.485	Maturity	01/04/2027		414,500	0	(1,977)	(1,977)	53	0
Receive	1-Year BRL-CDI	11.540	Maturity	01/04/2027		391,000	0	(1,989)	(1,989)	50	0
Receive	1-Year BRL-CDI	11.604	Maturity	01/04/2027		118,800	0	(632)	(632)	15	0
Receive	1-Year BRL-CDI	11.630	Maturity	01/04/2027		442,500	0	(2,502)	(2,502)	57	0
Receive	1-Year BRL-CDI	11.660	Maturity	01/04/2027		723,500	0	(5,210)	(5,210)	90	0
Receive	1-Year BRL-CDI	11.696	Maturity	01/04/2027		364,000	0	(1,817)	(1,817)	48	0
Pay	1-Year BRL-CDI	11.952	Maturity	01/04/2027		929,200	0	6,480	6,480	0	(120)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	1-Year BRL-CDI	11.976	Maturity	01/04/2027		643,300	(1,860)	(2,570)	(4,430)	84	0
Pay	1-Year BRL-CDI	12.078	Maturity	01/04/2027		204,700	0	1,774	1,774	0	(26)
Pay	1-Year BRL-CDI	12.115	Maturity	01/04/2027		404,600	0	3,212	3,212	0	(52)
Receive	1-Year BRL-CDI	12.173	Maturity	01/04/2027		249,500	0	(2,010)	(2,010)	32	0
Receive	1-Year BRL-CDI	12.228	Maturity	01/04/2027		610,100	0	(5,117)	(5,117)	79	0
Pay	1-Year BRL-CDI	12.299	Maturity	01/04/2027		663,300	0	6,516	6,516	0	(84)
Receive	1-Year BRL-CDI	12.490	Maturity	01/04/2027		273,100	0	(2,739)	(2,739)	35	0
Receive	1-Year BRL-CDI	12.731	Maturity	01/04/2027		202,000	0	(2,458)	(2,458)	25	0
Receive	1-Year BRL-CDI	12.754	Maturity	01/04/2027		1,184,200	0	(13,763)	(13,763)	151	0
Receive	1-Year BRL-CDI	12.779	Maturity	01/04/2027		477,300	0	(5,801)	(5,801)	60	0
Receive	1-Year BRL-CDI	13.073	Maturity	01/04/2027		292,000	0	(4,064)	(4,064)	37	0
Receive	1-Year BRL-CDI	13.120	Maturity	01/04/2027		452,800	0	(6,337)	(6,337)	57	0
Receive	1-Year BRL-CDI	13.231	Maturity	01/04/2027		411,200	0	(5,993)	(5,993)	52	0
Pay	1-Year BRL-CDI	13.318	Maturity	01/04/2027		458,200	0	6,838	6,838	0	(58)
Receive	1-Year BRL-CDI	9.870	Maturity	01/02/2029		150,200	0	36	36	0	(29)
Pay	1-Year BRL-CDI	10.038	Maturity	01/02/2029		331,900	55	118	173	0	(3)
Receive	1-Year BRL-CDI	10.276	Maturity	01/02/2029		301,300	79	(286)	(207)	4	0
Receive	1-Year BRL-CDI	10.317	Maturity	01/02/2029		212,200	353	(617)	(264)	3	0
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		167,000	(62)	328	266	0	(2)
Receive	1-Year BRL-CDI	10.512	Maturity	01/02/2029		309,700	0	(631)	(631)	4	0
Pay	1-Year BRL-CDI	10.567	Maturity	01/02/2029		144,500	0	515	515	0	(1)
Receive	1-Year BRL-CDI	10.583	Maturity	01/02/2029		361,000	0	(1,087)	(1,087)	4	0
Receive	1-Year BRL-CDI	10.804	Maturity	01/02/2029		361,500	0	(1,604)	(1,604)	4	0
Receive	1-Year BRL-CDI	10.829	Maturity	01/02/2029		178,500	0	(845)	(845)	2	0
Pay	1-Year BRL-CDI	10.933	Maturity	01/02/2029		652,800	0	3,733	3,733	0	(5)
Receive	1-Year BRL-CDI	11.060	Maturity	01/02/2029		216,200	0	(1,352)	(1,352)	2	0
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2029		100	0	1	1	0	0
Receive	1-Year BRL-CDI	11.131	Maturity	01/02/2029		181,000	0	(1,244)	(1,244)	1	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2029		381,700	0	2,233	2,233	0	(4)
Pay	1-Year BRL-CDI	11.344	Maturity	01/02/2029		292,600	0	2,073	2,073	0	(3)
Pay	1-Year BRL-CDI	11.394	Maturity	01/02/2029		374,800	0	2,767	2,767	0	(4)
Pay	1-Year BRL-CDI	11.542	Maturity	01/02/2029		177,900	0	1,631	1,631	0	(1)
Pay	1-Year BRL-CDI	11.695	Maturity	01/02/2029		381,100	0	3,521	3,521	0	(3)
Pay	1-Year BRL-CDI	11.872	Maturity	01/02/2029		724,000	0	7,423	7,423	0	(6)
Pay	1-Year BRL-CDI	11.975	Maturity	01/02/2029		179,700	0	1,957	1,957	0	(1)
Pay	1-Year BRL-CDI	12.094	Maturity	01/02/2029		825,100	0	9,575	9,575	0	(6)
Pay	1-Year BRL-CDI	12.226	Maturity	01/02/2029		154,100	0	1,914	1,914	0	(1)
Pay	1-Year BRL-CDI	12.492	Maturity	01/02/2029		165,500	0	2,323	2,323	0	(1)
Pay	1-Year BRL-CDI	12.597	Maturity	01/02/2029		331,500	0	4,859	4,859	0	(1)
Pay	1-Year BRL-CDI	12.677	Maturity	01/02/2029		232,000	0	3,507	3,507	0	(1)
Receive(5)	3-Month AUD-BBR-BBSW	4.000	Quarterly	03/20/2026	AUD	1,317,000	(2,054)	(1,403)	(3,457)	35	(204)
Pay(5)	3-Month CNY-CNREPOFIX	2.250	Quarterly	03/20/2029	CNY	2,692,600	(924)	295	(629)	18	0
Receive	3-Month COP-IBR Compounded-OIS	6.950	Quarterly	02/04/2027	COP	118,830,000	0	1,024	1,024	44	0
Receive	3-Month COP-IBR Compounded-OIS	8.370	Quarterly	03/31/2027		120,378,000	(332)	(116)	(448)	46	0
Pay	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/08/2027		139,443,000	0	(303)	(303)	0	(58)
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/29/2027		134,500,000	0	(486)	(486)	57	0
Receive	3-Month COP-IBR Compounded-OIS	9.090	Quarterly	05/13/2027		196,393,000	0	(1,657)	(1,657)	83	0
Receive	3-Month COP-IBR Compounded-OIS	9.160	Quarterly	05/20/2027		172,265,000	0	(1,588)	(1,588)	74	0
Receive	3-Month COP-IBR Compounded-OIS	8.494	Quarterly	05/27/2027		180,344,000	0	(781)	(781)	82	0
Pay	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/03/2027		174,795,000	0	610	610	0	(82)
Receive	3-Month COP-IBR Compounded-OIS	9.130	Quarterly	06/24/2027		63,535,200	0	(653)	(653)	26	0
Receive	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	06/24/2027		128,341,000	0	(1,329)	(1,329)	52	0
Receive	3-Month COP-IBR Compounded-OIS	9.210	Quarterly	06/24/2027		95,938,500	0	(1,045)	(1,045)	39	0
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	08/05/2027		409,356,000	0	3,415	3,415	0	(219)
Receive	3-Month COP-IBR Compounded-OIS	10.200	Quarterly	09/26/2027		229,000,000	0	(4,620)	(4,620)	127	0
Receive	3-Month COP-IBR Compounded-OIS	10.478	Quarterly	09/29/2027		283,667,000	0	(6,381)	(6,381)	157	0
Receive	3-Month COP-IBR Compounded-OIS	10.390	Quarterly	09/30/2027		277,488,000	0	(6,049)	(6,049)	154	0
Receive	3-Month COP-IBR Compounded-OIS	10.810	Quarterly	10/14/2027		110,710,000	0	(2,731)	(2,731)	62	0
Receive	3-Month COP-IBR Compounded-OIS	10.920	Quarterly	10/18/2027		56,554,300	0	(1,456)	(1,456)	32	0
Receive	3-Month COP-IBR Compounded-OIS	10.940	Quarterly	10/18/2027		113,478,000	0	(2,941)	(2,941)	64	0
Pay	3-Month COP-IBR Compounded-OIS	11.424	Quarterly	10/21/2027		376,763,000	0	11,395	11,395	0	(208)
Pay	3-Month COP-IBR Compounded-OIS	11.450	Quarterly	10/21/2027		109,261,000	0	3,329	3,329	0	(60)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	11.800	Quarterly	10/24/2027	56,481,600	0	1,899	1,899	0	(31)
Pay	3-Month COP-IBR Compounded-OIS	11.850	Quarterly	10/24/2027	36,040,500	0	1,228	1,228	0	(20)
Pay	3-Month COP-IBR Compounded-OIS	10.210	Quarterly	11/18/2027	50,952,000	0	1,050	1,050	0	(30)
Pay	3-Month COP-IBR Compounded-OIS	10.275	Quarterly	11/18/2027	101,120,000	0	2,141	2,141	0	(60)
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	11/21/2027	101,120,000	0	2,277	2,277	0	(60)
Pay	3-Month COP-IBR Compounded-OIS	10.430	Quarterly	11/21/2027	104,020,000	0	2,351	2,351	0	(62)
Pay	3-Month COP-IBR Compounded-OIS	10.443	Quarterly	11/21/2027	313,549,000	0	7,120	7,120	0	(186)
Receive	3-Month COP-IBR Compounded-OIS	10.195	Quarterly	12/15/2027	204,242,000	0	(4,359)	(4,359)	125	0
Receive	3-Month COP-IBR Compounded-OIS	10.260	Quarterly	12/16/2027	252,299,000	0	(5,543)	(5,543)	154	0
Pay	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	02/07/2028	386,860,000	0	4,645	4,645	0	(247)
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	02/08/2028	86,586,300	0	908	908	0	(56)
Pay	3-Month COP-IBR Compounded-OIS	8.990	Quarterly	02/08/2028	211,015,000	0	2,252	2,252	0	(136)
Pay	3-Month COP-IBR Compounded-OIS	8.992	Quarterly	02/08/2028	216,642,000	0	2,316	2,316	0	(139)
Pay	3-Month COP-IBR Compounded-OIS	9.040	Quarterly	02/08/2028	43,609,700	0	485	485	0	(28)
Receive	3-Month COP-IBR Compounded-OIS	10.240	Quarterly	02/24/2028	624,000,000	0	(14,129)	(14,129)	377	0
Receive	3-Month COP-IBR Compounded-OIS	9.980	Quarterly	03/13/2028	237,248,000	0	(4,958)	(4,958)	142	0
Pay	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	03/23/2028	210,000,000	0	3,028	3,028	0	(128)
Pay	3-Month COP-IBR Compounded-OIS	8.985	Quarterly	03/24/2028	123,000,000	0	1,514	1,514	0	(76)
Pay	3-Month COP-IBR Compounded-OIS	9.020	Quarterly	03/24/2028	71,974,300	0	909	909	0	(44)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	03/24/2028	105,785,000	0	1,364	1,364	0	(65)
Pay	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	03/27/2028	79,094,500	0	810	810	0	(49)
Pay	3-Month COP-IBR Compounded-OIS	8.880	Quarterly	03/27/2028	121,000,000	0	1,381	1,381	0	(74)
Pay	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	04/10/2028	49,330,700	0	386	386	0	(31)
Pay	3-Month COP-IBR Compounded-OIS	8.588	Quarterly	04/11/2028	257,194,000	0	1,746	1,746	0	(159)
Pay	3-Month COP-IBR Compounded-OIS	8.106	Quarterly	06/15/2028	170,162,000	0	787	787	0	(92)
Pay	3-Month COP-IBR Compounded-OIS	7.730	Quarterly	06/28/2028	191,854,100	120	174	294	0	(101)
Receive	3-Month COP-IBR Compounded-OIS	8.040	Quarterly	08/09/2028	233,800,000	0	(749)	(749)	107	0
Receive	3-Month COP-IBR Compounded-OIS	8.130	Quarterly	08/22/2028	130,626,000	(432)	(169)	(601)	56	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028	174,157,000	0	(566)	(566)	72	0
Receive	3-Month COP-IBR Compounded-OIS	8.943	Quarterly	09/27/2028	190,441,000	0	(2,654)	(2,654)	65	0
Receive	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	10/02/2028	110,060,000	0	(1,622)	(1,622)	37	0
Receive	3-Month COP-IBR Compounded-OIS	9.370	Quarterly	10/02/2028	427,600,000	0	(6,979)	(6,979)	144	0
Receive	3-Month COP-IBR Compounded-OIS	9.260	Quarterly	10/10/2028	67,180,000	0	(1,037)	(1,037)	22	0
Receive	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	10/11/2028	156,650,000	0	(3,067)	(3,067)	49	0
Receive	3-Month COP-IBR Compounded-OIS	9.700	Quarterly	10/11/2028	115,000,000	0	(2,312)	(2,312)	36	0
Receive	3-Month COP-IBR Compounded-OIS	9.374	Quarterly	10/12/2028	178,710,000	0	(2,987)	(2,987)	56	0
Pay	3-Month COP-IBR Compounded-OIS	8.338	Quarterly	11/09/2028	201,055,000	0	1,378	1,378	0	(57)
Pay	3-Month COP-IBR Compounded-OIS	8.128	Quarterly	11/10/2028	136,336,000	0	640	640	0	(39)
Pay	3-Month COP-IBR Compounded-OIS	8.070	Quarterly	11/14/2028	361,981,000	0	1,535	1,535	0	(101)
Pay	3-Month COP-IBR Compounded-OIS	8.188	Quarterly	11/15/2028	148,317,000	0	816	816	0	(41)
Pay	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	11/15/2028	155,600,000	0	974	974	0	(43)
Pay	3-Month COP-IBR Compounded-OIS	7.830	Quarterly	12/13/2028	188,131,000	0	532	532	0	(43)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Pay(5)	3-Month HKD-HIBOR	3.500	Quarterly	03/20/2029	HKD	694,400	305	660	965	349	0
Receive	3-Month ILS-TELBOR	0.730	Annual	05/21/2026	ILS	46,000	1,135	(336)	799	46	0
Pay	3-Month ILS-TELBOR	0.628	Annual	06/25/2026		115,000	(3,016)	977	(2,039)	0	(117)
Receive	3-Month ILS-TELBOR	0.601	Annual	07/05/2026		46,700	1,245	(256)	989	49	0
Pay	3-Month ILS-TELBOR	0.520	Annual	07/26/2026		358,400	(9,934)	2,275	(7,659)	0	(383)
Receive	3-Month ILS-TELBOR	0.692	Annual	09/13/2026		690,300	18,721	(5,367)	13,354	753	0
Pay	3-Month ILS-TELBOR	0.900	Annual	10/07/2026		85,500	(2,181)	412	(1,769)	0	(95)
Receive	3-Month ILS-TELBOR	1.049	Annual	11/12/2026		101,400	2,517	(601)	1,916	116	0
Pay	3-Month ILS-TELBOR	0.905	Annual	11/25/2026		149,100	(3,919)	970	(2,949)	0	(172)
Pay	3-Month ILS-TELBOR	0.750	Annual	12/10/2026		449,700	(12,380)	3,011	(9,369)	0	(525)
Pay	3-Month ILS-TELBOR	0.760	Annual	12/10/2026		160,000	(4,390)	1,069	(3,321)	0	(187)
Receive	3-Month ILS-TELBOR	0.965	Annual	01/14/2027		197,000	5,224	(1,429)	3,795	237	0
Receive	3-Month ILS-TELBOR	1.105	Annual	01/21/2027		360,600	9,128	(2,761)	6,367	436	0
Receive	3-Month ILS-TELBOR	1.178	Annual	02/04/2027		297,900	7,390	(2,404)	4,986	365	0
Receive	3-Month ILS-TELBOR	1.398	Annual	03/04/2027		120,000	2,765	(1,079)	1,686	149	0
Pay	3-Month ILS-TELBOR	1.683	Annual	03/21/2027		159,900	(3,254)	1,523	(1,731)	0	(198)
Pay	3-Month ILS-TELBOR	1.885	Annual	04/01/2027		149,500	(2,775)	983	(1,792)	0	(187)
Receive	3-Month ILS-TELBOR	2.025	Annual	04/11/2027		165,700	2,832	(1,109)	1,723	211	0
Receive	3-Month ILS-TELBOR	2.450	Annual	05/20/2027		352,700	4,674	(2,805)	1,869	459	0
Receive	3-Month ILS-TELBOR	2.390	Annual	05/27/2027		232,900	3,237	(1,878)	1,359	304	0
Pay	3-Month ILS-TELBOR	2.825	Annual	06/10/2027		240,800	(2,198)	1,904	(294)	0	(315)
Pay	3-Month ILS-TELBOR	2.840	Annual	06/10/2027		101,000	(906)	799	(107)	0	(132)
Receive	3-Month ILS-TELBOR	3.210	Annual	06/17/2027		405,400	2,256	(3,412)	(1,156)	527	0
Receive	3-Month ILS-TELBOR	2.670	Annual	07/15/2027		145,600	1,647	(825)	822	195	0
Receive	3-Month ILS-TELBOR	2.666	Annual	07/18/2027		307,600	3,478	(1,797)	1,681	412	0
Pay	3-Month ILS-TELBOR	3.290	Annual	11/16/2027		342,738	0	(381)	(381)	0	(495)
Pay	3-Month ILS-TELBOR	3.260	Annual	11/18/2027		557,400	268	(1,021)	(753)	0	(804)
Receive	3-Month ILS-TELBOR	3.670	Annual	12/30/2027		151,900	0	(1,519)	(1,519)	221	0
Receive	3-Month ILS-TELBOR	3.650	Annual	01/02/2028		150,800	0	(1,469)	(1,469)	221	0
Receive	3-Month ILS-TELBOR	3.570	Annual	01/05/2028		257,800	422	(2,675)	(2,253)	380	0
Receive	3-Month ILS-TELBOR	3.475	Annual	01/06/2028		64,300	176	(658)	(482)	95	0
Receive	3-Month ILS-TELBOR	3.980	Annual	02/23/2028		68,400	(228)	(772)	(1,000)	105	0
Receive	3-Month ILS-TELBOR	4.030	Annual	02/24/2028		375,300	(1,472)	(4,261)	(5,733)	574	0
Receive	3-Month ILS-TELBOR	4.039	Annual	02/24/2028		83,200	(335)	(946)	(1,281)	127	0
Pay	3-Month ILS-TELBOR	3.870	Annual	03/16/2028		255,500	790	2,650	3,440	0	(391)
Pay	3-Month ILS-TELBOR	3.590	Annual	03/31/2028		193,000	0	1,265	1,265	0	(297)
Pay	3-Month ILS-TELBOR	3.530	Annual	04/03/2028		276,800	(143)	1,687	1,544	0	(430)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028		234,400	(143)	(1,549)	(1,692)	376	0
Receive	3-Month ILS-TELBOR	3.525	Annual	06/20/2028		35,300	176	(408)	(232)	57	0
Receive	3-Month ILS-TELBOR	3.800	Annual	08/18/2028		247,300	1,028	(2,863)	(1,835)	416	0
Receive	3-Month ILS-TELBOR	4.460	Annual	10/02/2028		422,000	0	(5,348)	(5,348)	721	0
Pay	3-Month ILS-TELBOR	3.770	Annual	10/18/2028		160,500	0	704	704	0	(276)
Pay	3-Month ILS-TELBOR	3.915	Annual	10/19/2028		283,700	0	1,764	1,764	0	(489)
Pay	3-Month ILS-TELBOR	3.980	Annual	10/19/2028		118,900	0	837	837	0	(205)
Pay	3-Month ILS-TELBOR	3.515	Annual	11/22/2028		300,000	0	397	397	0	(526)
Pay	3-Month ILS-TELBOR	3.460	Annual	11/23/2028		322,900	0	208	208	0	(566)
Pay	3-Month ILS-TELBOR	3.440	Annual	11/24/2028		319,900	790	(659)	131	0	(561)
Pay	3-Month ILS-TELBOR	3.460	Annual	11/24/2028		500,000	0	331	331	0	(876)
Pay(5)	3-Month KRW-KORIBOR	3.250	Quarterly	03/20/2029	KRW	255,704,750	1,246	1,466	2,712	7	0
Pay(5)	3-Month KRW-KORIBOR	1.500	Quarterly	03/20/2029	TWD	2,120,930	623	37	660	0	(4)
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025	ZAR	553,100	2,181	(2,647)	(466)	0	(7)
Receive	3-Month ZAR-JIBAR	6.460	Quarterly	03/04/2025		166,400	(447)	620	173	3	0
Pay	3-Month ZAR-JIBAR	6.620	Quarterly	03/11/2025		204,900	634	(824)	(190)	0	(3)
Receive	3-Month ZAR-JIBAR	7.520	Quarterly	03/20/2025		482,300	(2,567)	2,727	160	6	0
Receive	3-Month ZAR-JIBAR	7.200	Quarterly	03/25/2025		665,400	(3,035)	3,387	352	9	0
Pay	3-Month ZAR-JIBAR	6.200	Quarterly	04/22/2025		227,300	505	(830)	(325)	0	(5)
Pay	3-Month ZAR-JIBAR	6.320	Quarterly	04/23/2025		161,000	407	(622)	(215)	0	(3)
Pay	3-Month ZAR-JIBAR	5.740	Quarterly	05/06/2025		243,100	263	(692)	(429)	0	(6)
Pay	3-Month ZAR-JIBAR	5.330	Quarterly	05/13/2025		265,000	(69)	(480)	(549)	0	(8)
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	05/27/2025		276,500	(45)	(511)	(556)	0	(8)
Pay	3-Month ZAR-JIBAR	5.120	Quarterly	09/02/2025		64,800	(76)	(74)	(150)	0	(1)
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025		285,200	480	263	743	10	0
Receive	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		222,100	473	191	664	8	0
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	1,234	1,277	20	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	49	40	1	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(1,784)	(1,669)	0	(36)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(1,311)	(1,302)	0	(27)
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	2,758	2,758	68	0
Receive	3-Month ZAR-JIBAR	6.023	Quarterly	07/01/2026		240,100	36	545	581	14	0
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		1,002,200	(14)	(2,769)	(2,783)	0	(69)
Receive	3-Month ZAR-JIBAR	5.980	Quarterly	09/22/2026		562,900	0	1,341	1,341	47	0
Receive	3-Month ZAR-JIBAR	6.231	Quarterly	09/29/2026		1,131,400	269	2,032	2,301	94	0
Pay	3-Month ZAR-JIBAR	6.855	Quarterly	11/03/2026		544,160	0	(741)	(741)	0	(49)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		12,500	14	(34)	(20)	0	(1)
Pay	3-Month ZAR-JIBAR	6.300	Quarterly	12/23/2026		123,200	0	(261)	(261)	0	(13)
Pay	3-Month ZAR-JIBAR	6.308	Quarterly	12/23/2026		365,000	0	(769)	(769)	0	(39)
Pay	3-Month ZAR-JIBAR	6.310	Quarterly	12/23/2026		72,000	0	(151)	(151)	0	(8)
Pay	3-Month ZAR-JIBAR	6.400	Quarterly	12/30/2026		613,500	0	(1,372)	(1,372)	0	(65)
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		680,200	(34)	(1,334)	(1,368)	0	(72)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	01/12/2027		1,443,300	26	2,566	2,592	154	0
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	02/23/2027		1,384,400	0	(2,714)	(2,714)	0	(157)
Receive	3-Month ZAR-JIBAR	7.049	Quarterly	03/09/2027		1,641,900	265	1,612	1,877	182	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	3-Month ZAR-JIBAR	7.489	Quarterly	05/18/2027		1,431,400	0	754	754	157	0
Receive	3-Month ZAR-JIBAR	8.064	Quarterly	07/27/2027		1,810,900	0	(774)	(774)	181	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	08/03/2027		860,500	0	241	241	0	(86)
Receive	3-Month ZAR-JIBAR	7.740	Quarterly	08/17/2027		2,516,600	4,821	(4,459)	362	251	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		2,539,600	(5)	3,147	3,142	0	(217)
Pay	3-Month ZAR-JIBAR	8.055	Quarterly	11/14/2027		790,100	0	312	312	0	(66)
Pay	3-Month ZAR-JIBAR	7.900	Quarterly	01/06/2028		1,432,000	0	69	69	0	(105)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	01/09/2028		1,432,000	0	(421)	(421)	0	(106)
Pay	3-Month ZAR-JIBAR	7.705	Quarterly	01/10/2028		4,619,000	242	(1,826)	(1,584)	0	(346)
Receive	3-Month ZAR-JIBAR	8.205	Quarterly	02/17/2028		2,237,700	0	(1,459)	(1,459)	152	0
Receive	3-Month ZAR-JIBAR	8.375	Quarterly	02/23/2028		1,400,000	0	(1,382)	(1,382)	92	0
Receive	3-Month ZAR-JIBAR	8.395	Quarterly	02/23/2028		1,110,000	0	(1,140)	(1,140)	73	0
Pay	3-Month ZAR-JIBAR	8.430	Quarterly	02/23/2028		742,000	924	(110)	814	0	(49)
Receive	3-Month ZAR-JIBAR	8.465	Quarterly	02/23/2028		1,542,600	0	(1,798)	(1,798)	101	0
Receive	3-Month ZAR-JIBAR	8.120	Quarterly	03/13/2028		891,100	642	(1,067)	(425)	56	0
Receive	3-Month ZAR-JIBAR	8.510	Quarterly	04/25/2028		744,800	0	(931)	(931)	42	0
Receive	3-Month ZAR-JIBAR	8.560	Quarterly	04/25/2028		2,084,600	0	(2,824)	(2,824)	118	0
Receive	3-Month ZAR-JIBAR	8.950	Quarterly	05/11/2028		1,009,500	665	(2,841)	(2,176)	54	0
Receive	3-Month ZAR-JIBAR	9.350	Quarterly	05/18/2028		805,900	(494)	(1,910)	(2,404)	41	0
Pay	3-Month ZAR-JIBAR	9.185	Quarterly	06/12/2028		2,192,400	2,151	3,587	5,738	0	(104)
Pay	3-Month ZAR-JIBAR	8.411	Quarterly	07/19/2028		2,018,200	(22)	2,041	2,019	0	(99)
Pay	3-Month ZAR-JIBAR	8.370	Quarterly	07/20/2028		2,488,800	(70)	2,338	2,268	0	(122)
Pay	3-Month ZAR-JIBAR	8.291	Quarterly	07/27/2028		561,000	0	410	410	0	(28)
Pay	3-Month ZAR-JIBAR	8.305	Quarterly	07/27/2028		990,000	0	754	754	0	(49)
Pay	3-Month ZAR-JIBAR	8.310	Quarterly	07/27/2028		561,000	0	434	434	0	(28)
Pay	3-Month ZAR-JIBAR	8.330	Quarterly	07/27/2028		633,600	0	518	518	0	(31)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	08/22/2028		1,371,700	0	(2,196)	(2,196)	64	0
Receive	3-Month ZAR-JIBAR	8.550	Quarterly	08/23/2028		1,631,100	0	(2,079)	(2,079)	77	0
Receive	3-Month ZAR-JIBAR	8.625	Quarterly	08/23/2028		1,371,800	0	(1,972)	(1,972)	65	0
Pay	3-Month ZAR-JIBAR	8.220	Quarterly	08/30/2028		1,336,800	0	741	741	0	(65)
Pay	3-Month ZAR-JIBAR	8.205	Quarterly	08/31/2028		120,100	0	63	63	0	(6)
Receive	3-Month ZAR-JIBAR	8.220	Quarterly	08/31/2028		2,590,400	3,334	(4,769)	(1,435)	126	0
Pay	3-Month ZAR-JIBAR	8.225	Quarterly	08/31/2028		1,033,600	0	584	584	0	(50)
Receive	3-Month ZAR-JIBAR	9.090	Quarterly	09/28/2028		2,950,100	0	(7,102)	(7,102)	118	0
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	11/03/2028		2,116,900	(125)	1,793	1,668	0	(98)
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	11/06/2028		1,355,200	0	1,077	1,077	0	(63)
Pay	3-Month ZAR-JIBAR	8.352	Quarterly	11/09/2028		3,142,900	825	1,609	2,434	0	(146)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	11/22/2028		1,641,500	279	590	869	0	(74)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	290,500	3,588	1,565	5,153	170	(87)
Receive	6-Month CLP-CHILIBOR	6.220	Semi-Annual	03/11/2027	CLP	46,769,000	1,897	(3,505)	(1,608)	163	0
Receive	6-Month CLP-CHILIBOR	6.760	Semi-Annual	04/18/2027		33,032,800	0	(1,995)	(1,995)	120	0
Receive	6-Month CLP-CHILIBOR	6.885	Semi-Annual	05/13/2027		47,835,800	0	(3,304)	(3,304)	162	0
Pay	6-Month CLP-CHILIBOR	6.230	Semi-Annual	05/27/2027		48,685,700	(4)	2,305	2,301	0	(156)
Pay	6-Month CLP-CHILIBOR	6.207	Semi-Annual	05/31/2027		53,363,100	0	2,496	2,496	0	(169)
Receive	6-Month CLP-CHILIBOR	7.161	Semi-Annual	06/17/2027		84,399,400	0	(7,190)	(7,190)	204	0
Receive	6-Month CLP-CHILIBOR	7.174	Semi-Annual	06/17/2027		50,663,400	0	(4,339)	(4,339)	123	0
Receive	6-Month CLP-CHILIBOR	7.480	Semi-Annual	09/23/2027		39,184,900	0	(3,863)	(3,863)	159	0
Receive	6-Month CLP-CHILIBOR	7.700	Semi-Annual	09/26/2027		19,765,100	0	(2,138)	(2,138)	81	0
Pay	6-Month CLP-CHILIBOR	6.936	Semi-Annual	10/18/2027		44,035,100	0	3,499	3,499	0	(185)
Pay	6-Month CLP-CHILIBOR	6.804	Semi-Annual	10/19/2027		40,372,000	0	2,992	2,992	0	(170)
Pay	6-Month CLP-CHILIBOR	5.261	Semi-Annual	11/17/2027		60,180,600	0	864	864	0	(243)
Pay	6-Month CLP-CHILIBOR	5.280	Semi-Annual	11/17/2027		61,454,300	0	930	930	0	(248)
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	11/17/2027		14,988,800	0	239	239	0	(60)
Pay	6-Month CLP-CHILIBOR	5.358	Semi-Annual	11/18/2027		38,109,400	0	720	720	0	(150)
Pay	6-Month CLP-CHILIBOR	5.420	Semi-Annual	11/18/2027		114,815,100	0	2,464	2,464	0	(450)
Pay	6-Month CLP-CHILIBOR	5.530	Semi-Annual	11/18/2027		38,371,600	0	999	999	0	(150)
Receive	6-Month CLP-CHILIBOR	5.684	Semi-Annual	12/14/2027		37,581,200	0	(1,379)	(1,379)	120	0
Receive	6-Month CLP-CHILIBOR	5.730	Semi-Annual	12/15/2027		17,345,100	0	(673)	(673)	55	0
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	02/03/2028		59,157,200	0	(1,144)	(1,144)	222	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/16/2028		45,622,900	0	(1,727)	(1,727)	186	0
Receive	6-Month CLP-CHILIBOR	6.370	Semi-Annual	03/03/2028		35,480,300	0	(2,076)	(2,076)	150	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	6-Month CLP-CHILIBOR	6.380	Semi-Annual	03/03/2028		37,609,100	0	(2,218)	(2,218)	159	0
Receive	6-Month CLP-CHILIBOR	6.490	Semi-Annual	03/06/2028		76,219,100	0	(4,903)	(4,903)	328	0
Receive	6-Month CLP-CHILIBOR	6.320	Semi-Annual	03/07/2028		36,032,800	0	(2,037)	(2,037)	155	0
Receive	6-Month CLP-CHILIBOR	6.385	Semi-Annual	03/07/2028		22,932,900	0	(1,366)	(1,366)	99	0
Pay	6-Month CLP-CHILIBOR	5.458	Semi-Annual	03/20/2028		65,873,400	0	1,193	1,193	0	(300)
Pay	6-Month CLP-CHILIBOR	5.293	Semi-Annual	03/21/2028		39,594,200	0	417	417	0	(182)
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	03/22/2028		51,030,900	0	562	562	0	(235)
Pay	6-Month CLP-CHILIBOR	5.830	Semi-Annual	04/25/2028		14,103,200	69	511	580	0	(63)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	05/31/2028		18,757,300	0	(837)	(837)	71	0
Receive	6-Month CLP-CHILIBOR	5.798	Semi-Annual	05/31/2028		74,694,800	0	(3,392)	(3,392)	284	0
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	06/01/2028		37,896,200	0	(1,470)	(1,470)	141	0
Receive	6-Month CLP-CHILIBOR	5.699	Semi-Annual	06/01/2028		63,930,000	0	(2,624)	(2,624)	238	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	06/13/2028		22,913,200	0	555	555	0	(77)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	06/14/2028		23,240,900	0	503	503	0	(77)
Pay	6-Month CLP-CHILIBOR	5.237	Semi-Annual	06/14/2028		31,615,500	0	693	693	0	(105)
Pay	6-Month CLP-CHILIBOR	5.158	Semi-Annual	06/15/2028		106,783,000	0	1,972	1,972	0	(350)
Pay	6-Month CLP-CHILIBOR	5.133	Semi-Annual	06/23/2028		42,954,000	0	824	824	0	(120)
Pay	6-Month CLP-CHILIBOR	5.160	Semi-Annual	07/13/2028		42,308,500	0	(188)	(188)	0	(139)
Pay	6-Month CLP-CHILIBOR	5.310	Semi-Annual	08/07/2028		40,390,400	0	324	324	0	(155)
Receive	6-Month CLP-CHILIBOR	5.455	Semi-Annual	08/16/2028		90,919,100	(24)	(1,517)	(1,541)	368	0
Receive	6-Month CLP-CHILIBOR	5.540	Semi-Annual	08/17/2028		62,110,300	0	(1,332)	(1,332)	255	0
Receive	6-Month CLP-CHILIBOR	5.550	Semi-Annual	08/17/2028		62,110,300	0	(1,364)	(1,364)	255	0
Receive	6-Month CLP-CHILIBOR	5.490	Semi-Annual	08/18/2028		35,696,400	0	(681)	(681)	146	0
Receive	6-Month CLP-CHILIBOR	5.590	Semi-Annual	08/21/2028		71,214,300	0	(1,761)	(1,761)	295	0
Receive	6-Month CLP-CHILIBOR	5.530	Semi-Annual	08/22/2028		36,186,400	0	(789)	(789)	150	0
Receive	6-Month CLP-CHILIBOR	5.631	Semi-Annual	08/23/2028		85,645,900	0	(2,330)	(2,330)	356	0
Pay	6-Month CLP-CHILIBOR	5.655	Semi-Annual	11/08/2028		43,000,000	0	1,745	1,745	0	(177)
Pay	6-Month CLP-CHILIBOR	5.475	Semi-Annual	11/13/2028		58,866,200	0	1,891	1,891	0	(241)
Pay	6-Month CLP-CHILIBOR	5.540	Semi-Annual	11/14/2028		24,248,300	37	826	863	0	(99)
Pay	6-Month CLP-CHILIBOR	4.945	Semi-Annual	12/06/2028		41,321,800	0	366	366	0	(147)
Pay	6-Month CLP-CHILIBOR	4.886	Semi-Annual	12/11/2028		58,952,800	0	395	395	0	(200)
Pay	6-Month CLP-CHILIBOR	4.899	Semi-Annual	12/11/2028		28,746,500	0	212	212	0	(98)
Pay	6-Month CLP-CHILIBOR	5.009	Semi-Annual	12/12/2028		90,439,600	0	1,189	1,189	0	(303)
Pay	6-Month CLP-CHILIBOR	4.649	Semi-Annual	12/20/2028		53,265,200	0	(195)	(195)	0	(161)
Receive	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025	CZK	401,600	(154)	990	836	0	(18)
Pay	6-Month CZK-PRIBOR	1.385	Annual	03/06/2025		895,800	(480)	(1,747)	(2,227)	42	0
Pay	6-Month CZK-PRIBOR	1.113	Annual	03/13/2025		129,900	(130)	(219)	(349)	6	0
Pay	6-Month CZK-PRIBOR	1.124	Annual	03/13/2025		527,700	(518)	(895)	(1,413)	26	0
Pay	6-Month CZK-PRIBOR	0.590	Annual	03/26/2025		282,200	(542)	(327)	(869)	15	0
Pay	6-Month CZK-PRIBOR	0.710	Annual	03/30/2025		237,700	(409)	(295)	(704)	14	0
Receive	6-Month CZK-PRIBOR	0.690	Annual	05/04/2025		185,400	334	178	512	0	(12)
Pay	6-Month CZK-PRIBOR	0.421	Annual	05/15/2025		101,400	(247)	(55)	(302)	7	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	6-Month CZK-PRIBOR	0.637	Annual	07/24/2025	107,400	241	188	429	0	(10)
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025	5,600	12	9	21	0	0
Pay	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025	267,200	(611)	(368)	(979)	22	0
Receive	6-Month CZK-PRIBOR	1.100	Annual	12/31/2025	1,144,600	1,690	1,456	3,146	0	(87)
Receive	6-Month CZK-PRIBOR	1.570	Annual	03/09/2026	946,700	464	2,239	2,703	0	(67)
Receive	6-Month CZK-PRIBOR	1.580	Annual	03/19/2026	710,300	349	1,645	1,994	0	(51)
Pay	6-Month CZK-PRIBOR	1.775	Annual	06/04/2026	848,900	113	(1,970)	(1,857)	59	0
Receive	6-Month CZK-PRIBOR	1.934	Annual	07/02/2026	1,432,000	0	4,861	4,861	0	(122)
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026	724,600	(123)	2,532	2,409	0	(65)
Pay	6-Month CZK-PRIBOR	1.715	Annual	07/23/2026	1,307,800	(75)	(4,567)	(4,642)	113	0
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026	3,135,200	2,483	7,187	9,670	0	(275)
Pay	6-Month CZK-PRIBOR	3.770	Annual	02/11/2027	802,800	0	142	142	100	0
Receive	6-Month CZK-PRIBOR	4.300	Annual	03/18/2027	2,427,400	0	(3,065)	(3,065)	0	(316)
Receive	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027	542,600	0	(1,302)	(1,302)	0	(73)
Receive	6-Month CZK-PRIBOR	4.880	Annual	04/19/2027	548,900	0	(1,320)	(1,320)	0	(73)
Receive	6-Month CZK-PRIBOR	5.370	Annual	05/13/2027	1,458,000	0	(4,834)	(4,834)	0	(198)
Receive	6-Month CZK-PRIBOR	5.285	Annual	05/20/2027	2,031,600	0	(6,490)	(6,490)	0	(274)
Receive	6-Month CZK-PRIBOR	5.185	Annual	05/24/2027	1,559,400	0	(4,767)	(4,767)	0	(209)
Receive	6-Month CZK-PRIBOR	5.640	Annual	06/10/2027	1,737,000	0	(6,745)	(6,745)	0	(250)
Pay	6-Month CZK-PRIBOR	5.140	Annual	07/11/2027	1,944,900	0	3,149	3,149	292	0
Pay	6-Month CZK-PRIBOR	5.175	Annual	07/11/2027	2,585,000	13	4,324	4,337	389	0
Pay	6-Month CZK-PRIBOR	4.805	Annual	08/19/2027	1,656,800	0	2,060	2,060	236	0
Receive	6-Month CZK-PRIBOR	5.538	Annual	09/02/2027	2,336,700	0	(5,913)	(5,913)	0	(353)
Receive	6-Month CZK-PRIBOR	5.630	Annual	10/03/2027	1,433,850	0	(4,048)	(4,048)	0	(223)
Receive	6-Month CZK-PRIBOR	5.740	Annual	10/03/2027	917,650	0	(2,759)	(2,759)	0	(144)
Pay	6-Month CZK-PRIBOR	5.788	Annual	10/20/2027	1,930,700	0	6,123	6,123	294	0
Pay	6-Month CZK-PRIBOR	5.103	Annual	11/16/2027	2,607,200	0	5,567	5,567	371	0
Pay	6-Month CZK-PRIBOR	4.640	Annual	12/07/2027	1,923,600	0	2,798	2,798	272	0
Pay	6-Month CZK-PRIBOR	4.680	Annual	12/08/2027	1,923,600	0	2,941	2,941	276	0
Pay	6-Month CZK-PRIBOR	4.560	Annual	12/09/2027	1,923,600	0	2,587	2,587	274	0
Pay	6-Month CZK-PRIBOR	4.440	Annual	12/12/2027	3,107,400	0	3,591	3,591	442	0
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/15/2027	596,900	0	(860)	(860)	0	(88)
Receive	6-Month CZK-PRIBOR	4.590	Annual	12/16/2027	1,524,500	0	(2,190)	(2,190)	0	(224)
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/16/2027	450,700	(24)	(631)	(655)	0	(66)
Receive	6-Month CZK-PRIBOR	5.175	Annual	02/23/2028	400,300	0	(1,382)	(1,382)	0	(65)
Receive	6-Month CZK-PRIBOR	5.165	Annual	02/24/2028	850,000	(627)	(2,293)	(2,920)	0	(138)
Receive	6-Month CZK-PRIBOR	5.215	Annual	02/24/2028	2,100,300	(1,754)	(5,680)	(7,434)	0	(343)
Pay	6-Month CZK-PRIBOR	4.630	Annual	03/21/2028	1,031,800	0	2,538	2,538	166	0
Pay	6-Month CZK-PRIBOR	4.420	Annual	03/22/2028	1,173,200	0	2,373	2,373	184	0
Pay	6-Month CZK-PRIBOR	4.510	Annual	03/22/2028	1,031,800	0	2,281	2,281	163	0
Receive	6-Month CZK-PRIBOR	5.070	Annual	04/20/2028	921,900	0	(3,234)	(3,234)	0	(151)
Receive	6-Month CZK-PRIBOR	5.090	Annual	04/20/2028	1,112,400	0	(3,949)	(3,949)	0	(183)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Pay	6-Month CZK-PRIBOR	4.695	Annual	05/04/2028		1,061,900	0	2,987	2,987	168	0
Pay	6-Month CZK-PRIBOR	4.735	Annual	05/04/2028		872,300	0	2,526	2,526	138	0
Receive	6-Month CZK-PRIBOR	4.615	Annual	07/11/2028		2,551,600	77	(3,463)	(3,386)	0	(462)
Receive	6-Month CZK-PRIBOR	4.730	Annual	10/03/2028		833,000	0	(1,622)	(1,622)	0	(159)
Pay	6-Month CZK-PRIBOR	4.190	Annual	11/09/2028		3,022,200	1,269	1,791	3,060	544	0
Receive	6-Month CZK-PRIBOR	3.340	Annual	01/06/2032		1,460,900	6,237	(5,427)	810	0	(440)
Pay	6-Month CZK-PRIBOR	4.420	Annual	05/05/2032		78,800	129	169	298	25	0
Pay	6-Month CZK-PRIBOR	4.195	Annual	03/21/2033		1,347,300	34	4,039	4,073	471	0
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		576,800	0	1,799	1,799	202	0
Receive	6-Month CZK-PRIBOR	4.420	Annual	06/01/2033		1,567,100	(274)	(6,208)	(6,482)	0	(552)
Pay	6-Month CZK-PRIBOR	4.455	Annual	06/01/2033		135,900	265	315	580	48	0
Receive	6-Month CZK-PRIBOR	4.638	Annual	10/03/2033		1,869,500	(872)	(6,402)	(7,274)	0	(702)
Pay	6-Month CZK-PRIBOR	4.280	Annual	11/08/2033		1,601,900	716	3,587	4,303	573	0
Pay	6-Month CZK-PRIBOR	4.020	Annual	11/22/2033		2,136,200	1,385	2,343	3,728	749	0
Receive(5)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026	EUR	528,800	(6,643)	(3,730)	(10,373)	0	(122)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		338,300	736	16,991	17,727	0	(3,772)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		33,300	435	(3,899)	(3,464)	940	0
Receive	6-Month HUF-BBR	1.415	Annual	02/21/2025	HUF	12,565,900	580	3,333	3,913	10	0
Receive	6-Month HUF-BBR	1.465	Annual	02/24/2025		6,283,100	254	1,669	1,923	3	0
Receive	6-Month HUF-BBR	1.520	Annual	02/24/2025		3,926,800	133	1,057	1,190	2	0
Receive	6-Month HUF-BBR	1.450	Annual	02/25/2025		2,764,500	117	729	846	1	0
Pay	6-Month HUF-BBR	0.990	Annual	03/06/2025		12,219,600	(1,189)	(2,662)	(3,851)	1	0
Pay	6-Month HUF-BBR	0.860	Annual	03/13/2025		7,174,900	(817)	(1,456)	(2,273)	4	0
Pay	6-Month HUF-BBR	1.005	Annual	03/16/2025		7,015,000	(680)	(1,453)	(2,133)	6	0
Receive	6-Month HUF-BBR	0.980	Annual	03/24/2025		16,027,500	1,617	3,165	4,782	0	(25)
Pay	6-Month HUF-BBR	0.640	Annual	03/30/2025		8,685,400	(1,249)	(1,450)	(2,699)	16	0
Receive	6-Month HUF-BBR	1.380	Annual	04/15/2025		3,720,800	198	773	971	0	(5)
Receive	6-Month HUF-BBR	1.330	Annual	04/16/2025		5,483,800	327	1,122	1,449	0	(6)
Receive	6-Month HUF-BBR	1.360	Annual	04/16/2025		584,100	33	120	153	0	(1)
Pay	6-Month HUF-BBR	1.088	Annual	05/15/2025		7,937,600	(925)	(1,110)	(2,035)	0	(10)
Pay	6-Month HUF-BBR	0.905	Annual	06/05/2025		8,020,700	(1,104)	(915)	(2,019)	0	(18)
Pay	6-Month HUF-BBR	0.808	Annual	08/07/2025		4,274,500	(671)	(1,127)	(1,798)	0	(14)
Receive	6-Month HUF-BBR	0.850	Annual	08/10/2025		463,700	71	122	193	1	0
Receive	6-Month HUF-BBR	1.085	Annual	08/14/2025		18,513,500	2,339	5,077	7,416	56	0
Pay	6-Month HUF-BBR	1.085	Annual	11/16/2025		6,799,800	(838)	(1,349)	(2,187)	0	(33)
Pay	6-Month HUF-BBR	1.115	Annual	01/08/2026		18,304,400	(2,288)	(6,188)	(8,476)	0	(137)
Receive	6-Month HUF-BBR	1.220	Annual	01/15/2026		9,941,500	1,102	3,375	4,477	72	0
Receive	6-Month HUF-BBR	1.230	Annual	01/15/2026		15,498,800	1,697	5,270	6,967	113	0
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026		10,484,500	9	3,471	3,480	48	0
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	6,822	6,906	82	0
Pay	6-Month HUF-BBR	1.920	Annual	04/16/2026		1,848,000	(17)	(554)	(571)	0	(7)
Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(3,655)	(3,441)	0	(64)
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		21,624,900	976	7,365	8,341	136	0
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		16,557,940	915	4,681	5,596	64	0
Receive	6-Month HUF-BBR	4.700	Annual	12/27/2026		8,203,400	65	796	861	37	0
Pay	6-Month HUF-BBR	5.060	Annual	02/18/2027		21,565,400	0	(2,308)	(2,308)	0	(79)
Receive	6-Month HUF-BBR	5.500	Annual	03/04/2027		17,400,200	0	729	729	44	0
Receive	6-Month HUF-BBR	6.100	Annual	03/11/2027		20,219,900	2,183	(2,694)	(511)	38	0
Receive	6-Month HUF-BBR	6.280	Annual	03/18/2027		22,466,000	1,779	(2,895)	(1,116)	28	0
Receive	6-Month HUF-BBR	7.640	Annual	05/13/2027		22,982,600	0	(5,252)	(5,252)	53	0
Pay	6-Month HUF-BBR	10.100	Annual	07/15/2027		20,227,800	0	6,160	6,160	0	(58)
Pay	6-Month HUF-BBR	10.070	Annual	07/18/2027		17,745,300	0	5,363	5,363	0	(50)
Pay	6-Month HUF-BBR	9.625	Annual	08/15/2027		23,861,400	0	6,743	6,743	0	(34)
Receive	6-Month HUF-BBR	11.650	Annual	09/09/2027		8,065,900	0	(4,123)	(4,123)	0	(6)
Receive	6-Month HUF-BBR	11.524	Annual	09/12/2027		25,811,300	0	(12,909)	(12,909)	0	(24)
Pay	6-Month HUF-BBR	10.640	Annual	09/29/2027		6,781,200	(740)	3,643	2,903	13	0
Pay	6-Month HUF-BBR	12.500	Annual	10/19/2027		13,486,900	0	8,406	8,406	20	0
Pay	6-Month HUF-BBR	12.510	Annual	10/19/2027		24,742,600	0	15,446	15,446	36	0
Pay	6-Month HUF-BBR	11.350	Annual	11/11/2027		3,696,300	339	1,591	1,930	0	(1)
Pay	6-Month HUF-BBR	9.800	Annual	11/16/2027		28,570,314	0	10,536	10,536	0	(31)
Pay	6-Month HUF-BBR	10.000	Annual	11/18/2027		4,081,400	0	1,593	1,593	0	(5)
Pay	6-Month HUF-BBR	9.750	Annual	11/22/2027		3,628,786	0	1,335	1,335	0	(5)
Receive	6-Month HUF-BBR	10.050	Annual	12/15/2027		15,033,100	40	(6,239)	(6,199)	21	0
Receive	6-Month HUF-BBR	10.340	Annual	12/15/2027		16,210,500	0	(7,154)	(7,154)	21	0
Receive	6-Month HUF-BBR	9.900	Annual	12/16/2027		7,883,500	0	(3,144)	(3,144)	11	0
Receive	6-Month HUF-BBR	10.460	Annual	12/21/2027		18,654,600	0	(8,567)	(8,567)	20	0
Receive	6-Month HUF-BBR	10.700	Annual	12/22/2027		13,997,700	0	(6,791)	(6,791)	13	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	6-Month HUF-BBR	11.140	Annual	12/23/2027		2,716,000	0	(1,438)	(1,438)	2	0
Pay	6-Month HUF-BBR	8.650	Annual	01/19/2028		7,162,300	0	2,329	2,329	0	(18)
Pay	6-Month HUF-BBR	8.320	Annual	01/20/2028		7,142,600	0	2,023	2,023	0	(18)
Pay	6-Month HUF-BBR	8.550	Annual	01/24/2028		10,592,800	0	3,343	3,343	0	(25)
Pay	6-Month HUF-BBR	8.500	Annual	01/25/2028		49,476,600	(986)	16,341	15,355	0	(119)
Receive	6-Month HUF-BBR	9.490	Annual	04/11/2028		23,570,900	0	(11,834)	(11,834)	0	(39)
Receive	6-Month HUF-BBR	9.500	Annual	04/11/2028		9,662,000	0	(4,863)	(4,863)	0	(16)
Receive	6-Month HUF-BBR	9.510	Annual	04/11/2028		13,183,400	9	(6,661)	(6,652)	0	(22)
Pay	6-Month HUF-BBR	8.800	Annual	04/27/2028		11,676,400	0	4,984	4,984	1	0
Pay	6-Month HUF-BBR	8.712	Annual	04/28/2028		11,300,000	0	4,729	4,729	1	0
Pay	6-Month HUF-BBR	8.740	Annual	04/28/2028		55,136,900	4,017	19,252	23,269	51	(47)
Receive	6-Month HUF-BBR	7.720	Annual	10/26/2028		26,760,000	0	(5,393)	(5,393)	3	0
Receive	6-Month HUF-BBR	7.740	Annual	10/26/2028		17,539,000	0	(3,578)	(3,578)	2	0
Pay	6-Month HUF-BBR	7.770	Annual	10/27/2028		36,940,100	5,173	2,716	7,889	0	(8)
Pay	6-Month HUF-BBR	6.060	Annual	12/13/2028		8,798,800	0	271	271	0	(21)
Pay	6-Month HUF-BBR	6.065	Annual	12/13/2028		10,735,200	0	337	337	0	(25)
Receive	6-Month PLN-WIBOR	1.933	Annual	01/17/2025	PLN	298,500	(1,972)	5,699	3,727	52	0
Pay	6-Month PLN-WIBOR	1.823	Annual	02/14/2025		344,400	2,041	(6,319)	(4,278)	0	(45)
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		302,300	1,027	(5,055)	(4,028)	0	(36)
Pay	6-Month PLN-WIBOR	1.145	Annual	03/13/2025		33,900	(11)	(474)	(485)	0	(3)
Receive	6-Month PLN-WIBOR	0.830	Annual	03/30/2025		64,100	221	775	996	6	0
Pay	6-Month PLN-WIBOR	0.560	Annual	04/17/2025		34,500	(215)	(356)	(571)	0	(4)
Pay	6-Month PLN-WIBOR	0.635	Annual	05/08/2025		2,200	(12)	(23)	(35)	0	0
Receive	6-Month PLN-WIBOR	0.705	Annual	05/29/2025		38,800	258	351	609	6	0
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025		65,900	(564)	(879)	(1,443)	0	(10)
Pay	6-Month PLN-WIBOR	0.580	Annual	01/11/2026		120,700	(1,114)	(2,266)	(3,380)	0	(33)
Receive	6-Month PLN-WIBOR	0.730	Annual	02/05/2026		107,000	824	1,952	2,776	27	0
Receive	6-Month PLN-WIBOR	0.890	Annual	02/12/2026		332,300	1,953	6,228	8,181	80	0
Receive	6-Month PLN-WIBOR	1.229	Annual	03/09/2026		107,900	204	2,032	2,236	22	0
Receive	6-Month PLN-WIBOR	1.188	Annual	03/19/2026		269,600	786	4,788	5,574	51	0
Receive	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		68,800	(13)	1,238	1,225	20	0
Pay	6-Month PLN-WIBOR	1.450	Annual	07/05/2026		13,800	5	(369)	(364)	0	(5)
Receive	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		468,900	1,044	10,957	12,001	161	0
Pay	6-Month PLN-WIBOR	2.185	Annual	10/08/2026		30,420	0	(541)	(541)	0	(9)
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026		345,100	192	3,855	4,047	115	0
Pay	6-Month PLN-WIBOR	3.525	Annual	12/24/2026		55,200	0	(422)	(422)	0	(21)
Pay	6-Month PLN-WIBOR	3.600	Annual	12/27/2026		54,300	0	(388)	(388)	0	(21)
Receive	6-Month PLN-WIBOR	3.739	Annual	01/03/2027		67,900	96	279	375	29	0
Receive	6-Month PLN-WIBOR	4.219	Annual	02/04/2027		327,800	(182)	207	25	132	0
Pay	6-Month PLN-WIBOR	3.934	Annual	03/04/2027		267,300	(3,678)	3,121	(557)	0	(110)
Receive	6-Month PLN-WIBOR	4.830	Annual	03/18/2027		205,200	0	(1,557)	(1,557)	72	0
Receive	6-Month PLN-WIBOR	5.179	Annual	04/01/2027		249,800	0	(2,772)	(2,772)	84	0
Receive	6-Month PLN-WIBOR	6.405	Annual	05/20/2027		257,900	0	(5,894)	(5,894)	100	0
Pay	6-Month PLN-WIBOR	6.650	Annual	07/08/2027		308,900	0	5,165	5,165	0	(144)
Pay	6-Month PLN-WIBOR	6.720	Annual	07/11/2027		549,300	1,818	7,752	9,570	0	(255)
Receive	6-Month PLN-WIBOR	6.348	Annual	09/09/2027		878,900	2,890	(17,013)	(14,123)	397	0
Receive	6-Month PLN-WIBOR	6.650	Annual	09/29/2027		358,600	2,236	(9,190)	(6,954)	152	0
Pay	6-Month PLN-WIBOR	7.453	Annual	10/19/2027		465,100	0	12,579	12,579	0	(196)
Pay	6-Month PLN-WIBOR	6.455	Annual	11/16/2027		307,055	0	5,491	5,491	0	(158)
Pay	6-Month PLN-WIBOR	6.365	Annual	11/17/2027		202,700	0	3,457	3,457	0	(105)
Pay	6-Month PLN-WIBOR	6.310	Annual	11/18/2027		191,900	0	3,178	3,178	0	(100)
Pay	6-Month PLN-WIBOR	5.800	Annual	12/07/2027		399,500	0	4,802	4,802	0	(226)
Pay	6-Month PLN-WIBOR	5.750	Annual	12/08/2027		199,800	0	2,313	2,313	0	(113)
Pay	6-Month PLN-WIBOR	5.830	Annual	12/08/2027		399,500	0	4,916	4,916	0	(225)
Pay	6-Month PLN-WIBOR	5.670	Annual	12/09/2027		239,000	0	2,595	2,595	0	(136)
Pay	6-Month PLN-WIBOR	5.490	Annual	12/12/2027		241,100	0	2,229	2,229	0	(140)
Pay	6-Month PLN-WIBOR	5.525	Annual	12/12/2027		79,900	0	764	764	0	(46)
Receive	6-Month PLN-WIBOR	5.660	Annual	12/14/2027		73,500	0	(794)	(794)	42	0
Receive	6-Month PLN-WIBOR	5.610	Annual	12/15/2027		105,000	0	(1,088)	(1,088)	61	0
Receive	6-Month PLN-WIBOR	5.750	Annual	12/15/2027		227,400	0	(2,648)	(2,648)	130	0
Receive	6-Month PLN-WIBOR	5.600	Annual	12/16/2027		193,500	0	(1,986)	(1,986)	112	0
Pay	6-Month PLN-WIBOR	5.300	Annual	01/12/2028		242,600	0	3,019	3,019	0	(154)
Receive	6-Month PLN-WIBOR	5.170	Annual	01/24/2028		266,600	1,265	(4,287)	(3,022)	170	0
Receive	6-Month PLN-WIBOR	6.040	Annual	02/24/2028		252,100	0	(5,541)	(5,541)	149	0
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		226,100	0	3,728	3,728	0	(132)
Pay	6-Month PLN-WIBOR	5.540	Annual	06/01/2028		313,200	1,728	3,945	5,673	0	(207)
Pay	6-Month PLN-WIBOR	4.930	Annual	06/29/2028		196,400	0	2,233	2,233	0	(137)
Receive	6-Month PLN-WIBOR	4.840	Annual	08/22/2028		46,600	(9)	(115)	(124)	34	0
Pay	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		88,400	688	(396)	292	0	(61)
Receive	28-Day MXN-TIIE	6.440	Lunar	01/28/2025	MXN	1,137,700	(1,705)	4,920	3,215	37	0
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(356)	1,064	708	9	0
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	(148)	316	168	2	0
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	(839)	1,721	882	10	0
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	704	(2,803)	(2,099)	0	(22)
Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025		462,100	521	(1,970)	(1,449)	0	(15)
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025		298,300	(104)	(994)	(1,098)	0	(11)
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025		216,700	(75)	(764)	(839)	0	(8)
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		358,200	(347)	(1,116)	(1,463)	0	(13)
Receive	28-Day MXN-TIIE	4.830	Lunar	06/25/2025		23,400	37	71	108	1	0
Receive	28-Day MXN-TIIE	4.849	Lunar	06/25/2025		242,500	377	742	1,119	8	0
Receive	28-Day MXN-TIIE	4.775	Lunar	06/26/2025		666,300	1,131	1,982	3,113	23	0
Pay	28-Day MXN-TIIE	5.080	Lunar	10/09/2025		496,500	(670)	(1,780)	(2,450)	0	(13)
Receive	28-Day MXN-TIIE	4.800	Lunar	02/05/2026		1,020,400	2,246	3,527	5,773	51	0
Receive	28-Day MXN-TIIE	5.550	Lunar	03/12/2026		529,400	368	2,189	2,557	26	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

Receive	28-Day MXN-TIIE	6.095	Lunar	03/20/2026		533,300	(258)	2,459	2,201	25	0
Receive	28-Day MXN-TIIE	5.880	Lunar	04/16/2026		238,200	5	1,057	1,062	12	0
Receive	28-Day MXN-TIIE	6.255	Lunar	05/21/2026		300,800	0	1,277	1,277	14	0
Pay	28-Day MXN-TIIE	6.050	Lunar	06/04/2026		594,700	(267)	(2,360)	(2,627)	0	(27)
Pay	28-Day MXN-TIIE	6.460	Lunar	06/18/2026		22,900	0	(92)	(92)	0	(1)
Receive	28-Day MXN-TIIE	6.625	Lunar	09/11/2026		276,450	0	1,076	1,076	9	0
Receive	28-Day MXN-TIIE	6.635	Lunar	09/11/2026		276,450	0	1,072	1,072	9	0
Receive	28-Day MXN-TIIE	6.740	Lunar	09/17/2026		484,000	0	1,783	1,783	15	0
Receive	28-Day MXN-TIIE	7.113	Lunar	09/24/2026		2,537,800	25	7,832	7,857	73	0
Receive	28-Day MXN-TIIE	7.170	Lunar	10/09/2026		473,600	0	1,474	1,474	13	0
Receive	28-Day MXN-TIIE	7.590	Lunar	10/29/2026		460,300	0	1,085	1,085	11	0
Receive	28-Day MXN-TIIE	7.353	Lunar	11/05/2026		857,680	0	2,447	2,447	21	0
Pay	28-Day MXN-TIIE	7.273	Lunar	11/12/2026		212,990	0	(624)	(624)	0	(5)
Pay	28-Day MXN-TIIE	7.300	Lunar	11/12/2026		300,000	0	(866)	(866)	0	(7)
Receive	28-Day MXN-TIIE	7.570	Lunar	11/19/2026		409,700	0	996	996	9	0
Pay	28-Day MXN-TIIE	7.109	Lunar	12/03/2026		2,318,700	0	(7,509)	(7,509)	0	(59)
Receive	28-Day MXN-TIIE	7.264	Lunar	12/17/2026		665,000	0	1,932	1,932	16	0
Receive	28-Day MXN-TIIE	7.673	Lunar	12/31/2026		785,100	0	1,850	1,850	17	0
Receive	28-Day MXN-TIIE	7.530	Lunar	01/14/2027		848,700	0	2,116	2,116	20	0
Receive	28-Day MXN-TIIE	7.383	Lunar	01/28/2027		776,400	0	2,192	2,192	19	0
Pay	28-Day MXN-TIIE	7.460	Lunar	02/04/2027		811,500	0	(2,152)	(2,152)	0	(19)
Pay	28-Day MXN-TIIE	7.745	Lunar	02/11/2027		412,400	0	(884)	(884)	0	(9)
Pay	28-Day MXN-TIIE	8.498	Lunar	03/11/2027		141,600	0	(126)	(126)	0	(2)
Receive	28-Day MXN-TIIE	8.385	Lunar	03/25/2027		774,600	1,160	(288)	872	12	0
Receive	28-Day MXN-TIIE	8.785	Lunar	05/06/2027		775,100	0	248	248	7	0
Receive	28-Day MXN-TIIE	8.770	Lunar	05/13/2027		903,200	0	274	274	8	0
Pay	28-Day MXN-TIIE	8.402	Lunar	05/20/2027		1,327,500	0	(1,376)	(1,376)	0	(14)
Pay	28-Day MXN-TIIE	8.400	Lunar	05/21/2027		1,377,800	0	(1,423)	(1,423)	0	(15)
Receive	28-Day MXN-TIIE	9.020	Lunar	06/03/2027		2,058,300	0	(286)	(286)	11	0
Receive	28-Day MXN-TIIE	9.070	Lunar	06/24/2027		761,200	0	(183)	(183)	2	0
Receive	28-Day MXN-TIIE	9.114	Lunar	06/24/2027		664,800	0	(213)	(213)	2	0
Pay	28-Day MXN-TIIE	8.810	Lunar	07/01/2027		1,306,400	0	(239)	(239)	0	(5)
Pay	28-Day MXN-TIIE	8.280	Lunar	07/29/2027		1,744,000	0	(1,926)	(1,926)	0	(8)
Pay	28-Day MXN-TIIE	8.124	Lunar	08/05/2027		777,000	(114)	(931)	(1,045)	0	(4)
Receive	28-Day MXN-TIIE	8.921	Lunar	08/25/2027		2,496,500	0	(274)	(274)	0	(5)
Receive	28-Day MXN-TIIE	9.060	Lunar	09/14/2027		1,731,000	0	(654)	(654)	0	(8)
Receive	28-Day MXN-TIIE	9.190	Lunar	09/17/2027		1,100,100	0	(702)	(702)	0	(6)
Receive	28-Day MXN-TIIE	9.536	Lunar	09/22/2027		1,148,800	0	(1,519)	(1,519)	0	(10)
Pay	28-Day MXN-TIIE	9.290	Lunar	09/23/2027		656,300	0	566	566	4	0
Pay	28-Day MXN-TIIE	9.300	Lunar	09/24/2027		1,003,900	0	890	890	7	0
Pay	28-Day MXN-TIIE	9.382	Lunar	10/12/2027		1,791,700	0	1,884	1,884	15	0
Pay	28-Day MXN-TIIE	8.600	Lunar	11/05/2027		970,000	0	(435)	(435)	4	0
Pay	28-Day MXN-TIIE	8.616	Lunar	11/05/2027		1,356,000	0	(567)	(567)	6	0
Pay	28-Day MXN-TIIE	8.630	Lunar	11/09/2027		862,900	34	(346)	(312)	4	0
Pay	28-Day MXN-TIIE	8.453	Lunar	11/30/2027		4,257,400	0	(3,069)	(3,069)	12	0
Pay	28-Day MXN-TIIE	8.480	Lunar	11/30/2027		1,346,600	0	(898)	(898)	4	0
Receive	28-Day MXN-TIIE	8.485	Lunar	01/24/2028		940,000	0	574	574	0	(1)
Receive	28-Day MXN-TIIE	8.940	Lunar	02/07/2028		1,065,900	0	(437)	(437)	0	(4)
Receive	28-Day MXN-TIIE	9.215	Lunar	02/09/2028		1,217,600	0	(1,199)	(1,199)	0	(7)
Receive	28-Day MXN-TIIE	9.345	Lunar	02/16/2028		875,500	0	(1,130)	(1,130)	0	(5)
Pay	28-Day MXN-TIIE	8.438	Lunar	03/20/2028		2,625,000	0	(1,722)	(1,722)	0	(5)
Receive	28-Day MXN-TIIE	8.728	Lunar	05/22/2028		1,838,100	0	(122)	(122)	4	0
Receive	28-Day MXN-TIIE	8.207	Lunar	06/19/2028		415,000	426	12	438	3	0
Receive	28-Day MXN-TIIE	8.765	Lunar	08/02/2028		1,465,000	574	(1,018)	(444)	7	0
Pay	28-Day MXN-TIIE	9.890	Lunar	09/22/2028		678,900	0	1,988	1,988	1	0
Pay	28-Day MXN-TIIE	9.238	Lunar	11/02/2028		1,201,100	0	1,723	1,723	0	(5)
Pay	28-Day MXN-TIIE	8.250	Lunar	12/02/2032		992,100	0	(811)	(811)	0	(8)
Receive	28-Day MXN-TIIE	8.800	Lunar	02/02/2033		761,000	0	(966)	(966)	2	0
Receive	28-Day MXN-TIIE	8.755	Lunar	02/03/2033		475,100	0	(525)	(525)	2	0
Receive	28-Day MXN-TIIE	8.844	Lunar	02/07/2033		891,300	0	(1,303)	(1,303)	3	0
Pay	28-Day MXN-TIIE	8.374	Lunar	03/14/2033		1,146,900	0	(488)	(488)	0	(8)
Pay	28-Day MXN-TIIE	8.281	Lunar	03/28/2033		617,600	0	(438)	(438)	0	(4)
Receive	28-Day MXN-TIIE	8.563	Lunar	05/16/2033		615,600	0	(205)	(205)	3	0
Pay	28-Day MXN-TIIE	8.055	Lunar	06/13/2033		323,700	53	(584)	(531)	0	(3)
Receive	28-Day MXN-TIIE	8.500	Lunar	07/25/2033		1,511,600	401	(641)	(240)	8	0
Receive	28-Day MXN-TIIE	8.645	Lunar	07/27/2033		775,400	0	(564)	(564)	3	0
Receive	28-Day MXN-TIIE	8.990	Lunar	08/10/2033		665,500	0	(1,341)	(1,341)	1	0
Pay	28-Day MXN-TIIE	9.765	Lunar	09/16/2033		838,100	703	3,583	4,286	5	0
Pay	28-Day MXN-TIIE	9.135	Lunar	10/27/2033		426,400	0	1,104	1,104	0	0
Pay	28-Day MXN-TIIE	8.470	Lunar	12/16/2033		237,300	0	10	10	0	(1)
Receive(5)	CAONREPO Index	3.750	Semi-Annual	03/20/2026	CAD	475,900	1,109	(2,176)	(1,067)	0	(340)
Pay(5)	CAONREPO Index	3.250	Semi-Annual	03/20/2029		94,900	(170)	961	791	95	0
Receive(5)	CAONREPO Index	3.250	Semi-Annual	03/20/2034		238,200	10,201	(13,511)	(3,310)	0	(264)
Pay(5)	CAONREPO Index	3.250	Semi-Annual	03/20/2054		232,400	(11,789)	22,631	10,842	0	(84)
Pay	CPURNSA	2.500	Maturity	03/29/2033		$155,100	(182)	537	355	53	0
Receive	CPURNSA	2.525	Maturity	06/07/2033		21,100	121	(236)	(115)	0	(9)
Receive	CPURNSA	2.595	Maturity	07/12/2033		65,500	0	(841)	(841)	0	(32)

							$92,194	$61,465	$153,659	$33,996	$(40,237)

Total Swap Agreements							$92,500	$77,108	$169,608	$34,338	$(40,441)

(f)

Securities with an aggregate market value of $62,634 and cash of $442,023 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2023.

(1)	Unsettled variation margin asset of $144 and liability of $(214) for closed futures and unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)					This instrument has a forward starting effective date.
(g)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2024	AUD	159,211		$105,507	$0	$(3,009)
	03/2024	CNH	214,362		29,741	0	(516)
BOA	01/2024	COP	351,582,942		91,917	1,300	0
	01/2024	GBP	5,447		6,918	0	(25)
	01/2024	HUF	1,391,023		3,762	0	(235)
	01/2024	JPY	35,417,889		241,009	0	(10,340)
	01/2024	NOK	88,549		8,328	0	(389)
	01/2024	PLN	196,010		45,107	0	(4,696)
	01/2024	SEK	1,269,163		121,680	0	(4,183)
	01/2024	TRY	3,632		123	0	0
	01/2024		$87,410	COP	351,582,942	3,208	0
	01/2024		2,820	GBP	2,220	10	0
	01/2024		781	HUF	287,838	46	0
	01/2024		101	MXN	1,878	9	0
	01/2024		36,124	PLN	142,619	139	(25)
	03/2024	CNH	368,313		$50,852	0	(1,135)
	03/2024	KRW	28,305,750		21,900	0	(55)
	03/2024	PHP	29,117		523	0	(3)
	03/2024		$90,591	COP	351,582,942	0	(1,249)
	03/2024		15,800	IDR	243,650,844	23	0
	03/2024		11,707	INR	979,624	24	0
BPS	01/2024	AUD	1,528		$1,010	0	(32)
	01/2024	EUR	4,851		5,309	0	(48)
	01/2024	GBP	20,766		26,340	0	(130)
	01/2024	HUF	454,899		1,294	0	(17)
	01/2024	JPY	647,200		4,446	0	(147)
	01/2024	NZD	339,817		208,952	0	(5,864)
	01/2024		$115,914	AUD	172,014	1,327	0
	01/2024		139,942	EUR	127,875	1,287	(29)
	01/2024		15,405	GBP	12,130	67	(10)
	01/2024		139	HUF	49,371	3	0
	01/2024		1,381	JPY	199,200	33	0
	01/2024		768	PLN	3,237	55	0
	01/2024		116,414	ZAR	2,158,103	1,407	0
	03/2024	CNH	551,216		$77,222	0	(562)
	03/2024	HUF	4,078,727		11,700	43	0
	03/2024	MXN	297,955		17,400	71	0
	03/2024		$158,900	CAD	211,401	916	(106)
	03/2024		258,333	CNH	1,826,262	0	(562)
	03/2024		36,244	ILS	130,997	39	(18)
	03/2024		28,200	MXN	485,333	27	0
	03/2024		24,300	NOK	249,920	341	0
	03/2024		32,432	NZD	51,700	257	0
BRC	01/2024	JPY	37,050,000		$252,394	0	(10,589)
	01/2024	MXN	51,122		2,884	0	(113)
	01/2024	PLN	24,002		5,486	0	(613)
	01/2024	TRY	4,653		157	0	0
	01/2024		$1,073	CAD	1,432	8	0
	01/2024		1,055	HUF	371,597	15	(1)
	01/2024		1,148	JPY	166,700	35	0
	01/2024		457	MXN	7,926	8	0
	01/2024		16,053	PLN	69,172	1,523	0
	01/2024		632	TRY	19,039	5	0
	02/2024	TRY	3,191		$102	0	(2)
	03/2024	CLP	86,863		97	0	(1)
	03/2024	HKD	190,490		24,450	13	(1)
	03/2024	THB	1,577		46	0	(1)
	03/2024	TWD	806		26	0	(1)
	03/2024		$15,049	ILS	54,406	13	0
	06/2024	KRW	21,482,731		$16,459	0	(288)
CBK	01/2024	EUR	3,822		4,216	0	(5)
	01/2024	HUF	349,654		1,005	3	(5)
	01/2024	MXN	217,357		12,475	0	(269)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

	01/2024	NOK	10,908		1,020	0	(54)
	01/2024	PLN	16,129		3,858	0	(240)
	01/2024		$1,602	AUD	2,343	0	(5)
	01/2024		89,696	BRL	436,728	210	0
	01/2024		221,609	CHF	191,569	6,284	0
	01/2024		11,933	EUR	10,959	168	0
	01/2024		385,721	GBP	303,602	1,278	0
	01/2024		438	HUF	153,683	4	0
	01/2024		305,887	MXN	5,393,844	10,340	0
	01/2024		1,097	PLN	4,462	36	0
	01/2024		6,892	ZAR	130,792	250	0
	01/2024	ZAR	62,832		$3,413	0	(17)
	02/2024		$122,419	BRL	619,405	4,886	0
	03/2024	IDR	940,818,376		$60,478	0	(621)
	03/2024	ILS	377,070		103,568	0	(819)
	03/2024	THB	102,727		3,000	0	(30)
	03/2024	TWD	84,587		2,677	0	(125)
	03/2024		$16,400	BRL	79,819	0	(87)
	03/2024		135,800	INR	11,313,905	0	(317)
	03/2024		121,600	KRW	156,961,473	147	0
	03/2024		84,842	PEN	319,398	1,292	0
	03/2024		19,930	PLN	79,197	177	0
	04/2024	BRL	441,150		$89,696	0	(374)
	06/2024	KRW	82,776		64	0	0
DUB	01/2024		$11	HUF	3,906	0	0
	01/2024		12,604	PLN	49,638	8	0
	03/2024	CNH	175,291		$24,326	0	(415)
	03/2024	SGD	26,480		20,004	0	(131)
	06/2024	KRW	23,224,700		17,843	0	(262)
GLM	01/2024	BRL	489,491		97,460	0	(3,308)
	01/2024	CAD	692,594		509,652	0	(13,100)
	01/2024	HUF	545,771		1,562	0	(7)
	01/2024	MXN	4,496,416		256,332	0	(7,281)
	01/2024		$10,582	BRL	52,512	228	0
	01/2024		1,830	HUF	681,599	129	0
	01/2024		57,770	NOK	598,315	1,129	0
	01/2024		732	ZAR	13,898	27	0
	02/2024	TRY	7,973		$261	0	(1)
	03/2024	CNH	113,975		15,796	0	(291)
	03/2024	IDR	223,274,882		14,498	7	(10)
	03/2024	THB	942,089		27,500	0	(284)
	03/2024		$40,720	CNH	294,184	803	0
	03/2024		10	IDR	157,974	0	0
	03/2024		24,000	ILS	86,312	0	(106)
JPM	01/2024	HUF	1,302,001		$3,683	0	(65)
	01/2024	PLN	14,455		3,296	0	(376)
	01/2024	TRY	8,254		278	0	0
	01/2024		$47,736	MXN	821,263	413	0
	01/2024		866	PLN	3,408	0	0
	01/2024		650	ZAR	12,438	29	0
	02/2024	INR	17,639,878		$211,152	0	(337)
	02/2024		$26,213	RON	119,193	222	0
	03/2024	CNH	359		$51	0	0
	03/2024	IDR	469,305,476		30,344	0	(134)
	03/2024	TWD	1,639,927		52,719	0	(1,601)
	03/2024		$27,400	CHF	23,149	340	0
	03/2024		80,925	ILS	291,474	5	(239)
	03/2024		9,413	INR	786,966	11	0
	03/2024		27,500	JPY	3,844,961	95	0
	03/2024		35,200	SGD	46,595	231	0
	06/2024	KRW	20,745,980		$15,995	0	(177)
MBC	01/2024	AUD	48,786		32,348	0	(903)
	01/2024	EUR	5,758		6,322	0	(36)
	01/2024	HUF	22,174		63	0	(1)
	01/2024		$13,983	AUD	20,645	88	0
	01/2024		23,078	EUR	21,055	171	0
	01/2024		2,891	GBP	2,289	27	0
	01/2024		11,843	HUF	4,347,641	653	0
	01/2024		4,843	JPY	694,800	88	0
	01/2024		1,360	MXN	25,299	123	0
	01/2024		30	PLN	120	0	0
	03/2024	GBP	15,062		$19,227	20	0
	03/2024	HKD	13,217		1,697	1	0
	03/2024	IDR	101,823,104		6,605	0	(7)
	03/2024	TWD	37,199		1,179	0	(54)
	03/2024		$66,825	CNH	474,111	94	0
	03/2024		1,425	HKD	11,107	0	0
	03/2024		89,135	PHP	4,987,836	957	0
MYI	01/2024	CHF	95,974		$109,945	0	(4,227)
	01/2024	HUF	314,904		895	0	(11)
	01/2024	JPY	12,047,009		81,714	0	(3,780)
	01/2024	MYR	311,924		66,843	0	(1,241)
	01/2024	PLN	11,827		3,009	3	0
	01/2024		$491,350	CAD	657,677	5,048	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

01/2024	363	HUF	128,874	7	0
01/2024	408,452	JPY	58,903,500	9,567	0
01/2024	4,982	MXN	88,196	189	0
01/2024	309,091	NZD	495,800	4,331	0
01/2024	5,795	PLN	23,634	210	0
01/2024	184,050	SEK	1,878,525	2,244	0
01/2024	3,178	ZAR	59,567	77	(3)
01/2024	ZAR	69,945	$3,794	0	(23)
03/2024	CHF	11,240	13,500	31	0
03/2024	CNH	249,714	34,627	0	(620)
03/2024	IDR	130,754,643	8,501	9	0
03/2024	$32,005	AUD	47,500	439	0
03/2024	71,383	BRL	355,697	1,400	0
03/2024	67,200	CAD	88,875	145	(201)
03/2024	5,677	IDR	87,373,203	0	(2)
03/2024	343	ILS	1,237	0	(1)
06/2024	KRW	13,355,597	$10,268	0	(143)
NGF	03/2024	TWD	910,325	28,964	0	(1,190)
03/2024	$28,717	INR	2,402,284	50	0
RBC	04/2024	MXN	6,548	$370	0	(9)
SCX	01/2024	TRY	1,618	55	0	0
01/2024	$47,888	GBP	37,859	372	0
03/2024	CNH	245,159	$33,864	0	(739)
03/2024	HKD	279,567	35,865	0	0
03/2024	IDR	26,028,549	1,699	8	0
03/2024	THB	3,634,596	105,152	0	(2,040)
03/2024	TWD	1,079,776	34,208	0	(1,558)
03/2024	$20,487	INR	1,713,321	30	0
06/2024	KRW	31,866,685	$24,549	0	(293)
SOG	02/2024	RON	116,523	25,406	0	(437)
03/2024	TWD	396,987	12,603	0	(547)
SSB	01/2024	CLP	24,404,769	27,607	0	(71)
03/2024	BRL	48,106	9,800	0	(32)
03/2024	CLP	16,852,024	18,903	0	(143)
03/2024	$15,500	COP	61,969,000	247	0
TOR	03/2024	CNH	118,565	$16,422	0	(313)
03/2024	$1,077	SGD	1,427	8	0
UAG	01/2024	EUR	88,632	$97,492	0	(376)
01/2024	GBP	112,822	142,778	0	(1,035)
01/2024	HUF	1,650,296	4,395	0	(348)
01/2024	JPY	21,915,960	149,504	0	(6,058)
01/2024	NOK	503,063	47,159	0	(2,363)
01/2024	$200	CAD	270	4	0
01/2024	ZAR	2,389,543	$125,180	0	(5,276)
03/2024	$16,300	CAD	21,773	149	0
03/2024	18,211	CZK	405,402	0	(120)

Total Forward Foreign Currency Contracts	$67,794	$(110,289)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.750%	Quarterly	09/20/2028	MYR	1,167,500	$946	$(2,987)	$0	$(2,041)
GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2028	1,110,500	1,914	(3,855)	0	(1,941)
Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/20/2028	2,429,920	(3,636)	2,021	0	(1,615)
SCX	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/20/2028	1,087,580	(2,222)	1,499	0	(723)

$(2,998)	$(3,322)	$0	$(6,320)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Receive	BOVESPA Index	3,046	0.000%	Maturity	02/14/2024	BRL	394,572	$0	$3,921	$3,921	$0
Receive	KOSPI2 Index	148,000,000	0.000%	Maturity	03/14/2024	KRW	50,324,083	0	2,605	2,605	0

$0	$6,526	$6,526	$0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2023 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Pay	Thailand Equity Index	2,216,800	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/28/2024	THB	1,915,511	$0	$(592)	$0	$(592)

Total Swap Agreements									$(2,998)	$2,612	$6,526	$(6,912)

(h)

Securities with an aggregate market value of $86,511 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3		Fair Value at 12/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$149,600			$0	$149,600
Industrials						0	42,115			0	42,115
Utilities						0	2,398			0	2,398
U.S. Government Agencies						0	401,328			0	401,328
Non-Agency Mortgage-Backed Securities						0	16,881			0	16,881
Asset-Backed Securities						0	141,204			0	141,204
Commodities						0	559,465			0	559,465
Short-Term Instruments
Commercial Paper						0	9,874			0	9,874
Repurchase Agreements						0	630,086			0	630,086
Short-Term Notes						0	1,100			0	1,100
Hungary Treasury Bills						0	102,144			0	102,144
Japan Treasury Bills						0	278,162			0	278,162
U.S. Treasury Bills						0	160,409			0	160,409

						$0	$2,494,766			$0	$2,494,766
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$681,904	$0			$0	$681,904

Total Investments						$681,904	$2,494,766			$0	$3,176,670

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						20,963	34,404			0	55,367
Over the counter						0	74,320			0	74,320

						$20,963	$108,724			$0	$129,687
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(26,355)	(40,522)			0	(66,877)
Over the counter						0	(117,201)			0	(117,201)

						$(26,355)	$(157,723)			$0	$(184,078)

Total Financial Derivative Instruments						$(5,392)	$(48,999)			$0	$(54,391)

Totals						$676,512	$2,445,767			$0	$3,122,279

There were no significant transfers into or out of Level 3 during the period ended December 31, 2023.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Net Assets †

PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	20.3%

PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	11.7%

PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	9.7%

PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%

PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	27.2%

PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	13.6%

PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%

PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	34.1%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Interest only (IO) weighted average life model begins amortization with the base price with the ending price being zero over the weighted average life of the IO on a straight-line basis. The base price may be a broker-dealer quote, transaction price, or an internal value as derived from the analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs used to set base price would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of December 31, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS

Notes to Financial Statements (Cont.)

issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2023 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$2,850,990	$360,366	$(1,013,172)	$(127,619)	$256,015	$2,326,580	$90,197	$0
PIMCO All Asset: Multi-Real Fund	2,180,287	880,557	(814,075)	(76,568)	93,513	2,263,714	53,945	0
PIMCO Emerging Markets Bond Fund	758,366	20,677	(583,524)	(74,633)	76,290	197,176	19,369	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	334,937	83,397	(144,595)	(6,649)	5,738	272,828	17,633	0
PIMCO Emerging Markets Local Currency and Bond Fund	719,202	26,080	(200,296)	(67,491)	94,056	571,551	26,071	0
PIMCO Extended Duration Fund	266,401	164,076	(107,269)	(17,576)	(4,184)	301,448	11,990	166
PIMCO Government Money Market Fund	82,638	1,440,047	(1,441,570)	0	(2)	81,113	2,798	0
PIMCO High Yield Fund	0	394,894	(51,698)	(189)	14,087	357,094	7,364	0
PIMCO Income Fund	175,914	53,192	(64,728)	22	2,607	167,007	8,224	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	204,737	697,859	(57,865)	(1,525)	35,501	878,707	16,002	0
PIMCO Investment Grade Credit Bond Fund	93,685	36,906	(47,902)	(8,116)	9,259	83,832	2,540	0
PIMCO Long Duration Total Return Fund	387,188	164,148	(189,637)	(12,099)	18,345	367,945	9,017	0
PIMCO Long-Term Credit Bond Fund	0	91,206	(85,777)	(5,429)	0	0	1,521	0
PIMCO Long-Term Real Return Fund	325,186	9,463	(203,073)	(18,418)	(14,498)	98,660	9,758	0
PIMCO Long-Term U.S. Government Fund	297,516	214,409	(150,095)	(20,222)	(2,313)	339,295	8,017	0
PIMCO Low Duration Fund	1,010,197	1,132,914	(650,440)	(16,851)	29,207	1,505,027	34,613	0
PIMCO RAE Emerging Markets Fund	307,366	334,029	(269,643)	(8,310)	50,867	414,309	16,089	0
PIMCO RAE Fundamental Advantage PLUS Fund	461,061	181,611	(170,307)	(5,610)	8,421	475,176	8,094	0

Notes to Financial Statements (Cont.)

PIMCO RAE International Fund	257,234	26,627	(145,646)	20,728	(14,639)	144,304	9,247	4,241
PIMCO RAE PLUS EMG Fund	88,682	15,167	(6,629)	42	12,946	110,208	4,022	0
PIMCO RAE PLUS International Fund	101,560	4,088	(7,403)	(1,933)	9,901	106,213	4,087	0
PIMCO RAE US Fund	153,564	188,785	(283,102)	552	3,196	62,995	1,946	2,149
PIMCO RAE US Small Fund	165,577	34,577	(137,752)	(6,782)	13,965	69,585	1,034	0
PIMCO RAE Worldwide Long/Short PLUS Fund	472,024	143,180	(143,947)	(5,451)	5,328	471,134	25,621	0
PIMCO Real Return Fund	437,792	9,148	(295,270)	(8,993)	(6,147)	136,530	9,390	0
PIMCO RealEstateRealReturn Strategy Fund	192,339	5,562	(45,853)	(1,828)	14,276	164,496	0	0
PIMCO StocksPLUS Long Duration Fund	0	196,169	(188,620)	(7,549)	0	0	907	0
PIMCO Total Return Fund	1,149,167	567,050	(621,251)	(32,685)	29,976	1,092,257	34,564	0
PIMCO TRENDS Managed Futures Strategy Fund	482,721	135,011	(222,254)	(17,961)	31,559	409,076	0	0
Totals	$13,956,331	$7,611,195	$(8,343,393)	$(529,143)	$773,270	$13,468,260	$434,060	$6,556

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$263,787	$28,207	$(91,990)	$(8,646)	$11,014	$202,372	$4,976	$0
PIMCO All Authority: Multi-RAE PLUS Fund	447,157	151,832	(330,036)	(1,787)	(16,359)	250,807	17,751	0
PIMCO CommoditiesPLUS® Strategy Fund	26,101	43,962	(47,600)	(3,399)	2,614	21,678	516	0
PIMCO CommodityRealReturn Strategy Fund®	49,823	63,353	(72,256)	(9,655)	8,015	39,280	66	0
PIMCO Emerging Markets Bond Fund	89,525	687	(89,834)	(4,070)	3,692	0	770	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	62,497	18,607	(37,408)	(2,351)	2,052	43,397	2,958	0
PIMCO Emerging Markets Local Currency and Bond Fund	121,854	10,144	(51,367)	(4,543)	8,423	84,511	4,271	0
PIMCO Extended Duration Fund	69,669	40,066	(44,887)	(21,317)	12,984	56,515	2,458	32
PIMCO Government Money Market Fund	19,844	827,309	(831,474)	0	0	15,679	1,391	0
PIMCO High Yield Fund	0	71,101	(14,689)	(149)	2,289	58,552	1,072	0
PIMCO High Yield Spectrum Fund	0	8,686	0	0	226	8,912	33	0
PIMCO Income Fund	26,796	9,739	(17,407)	199	49	19,376	1,093	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	59,524	126,142	(47,038)	(977)	6,150	143,801	3,203	0
PIMCO Investment Grade Credit Bond Fund	12,744	5,047	(7,839)	(1,180)	1,264	10,036	322	0
PIMCO Long Duration Total Return Fund	83,293	28,458	(53,592)	(11,141)	7,866	54,884	1,949	0
PIMCO Long-Term Credit Bond Fund	18,379	7,261	(11,076)	(1,044)	594	14,114	604	0
PIMCO Long-Term Real Return Fund	101,921	5,005	(61,692)	(5,983)	(3,860)	35,391	3,115	0
PIMCO Long-Term U.S. Government Fund	77,549	43,090	(51,968)	(4,853)	(1,333)	62,485	1,805	0
PIMCO Low Duration Credit Fund	0	16,462	(7,260)	15	347	9,564	158	0
PIMCO Low Duration Fund	336,146	303,921	(294,534)	(6,549)	8,177	347,161	10,569	0

Notes to Financial Statements (Cont.)

PIMCO RAE Emerging Markets Fund	40,479	71,929	(72,819)	1,295	3,615	44,499	1,728	0
PIMCO RAE Fundamental Advantage PLUS Fund	87,496	28,532	(38,339)	(1,372)	1,525	77,842	1,427	0
PIMCO RAE International Fund	48,397	4,524	(38,194)	3,824	(2,683)	15,868	1,018	472
PIMCO RAE PLUS EMG Fund	11,798	3,033	(3,527)	157	1,431	12,892	483	0
PIMCO RAE PLUS International Fund	22,234	1,010	(8,537)	(13,861)	15,274	16,120	723	0
PIMCO RAE US Small Fund	35,776	0	(35,501)	(356)	81	0	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	89,902	22,889	(35,659)	(4,270)	4,672	77,534	4,251	0
PIMCO Real Return Fund	133,467	5,668	(86,531)	(3,238)	(1,405)	47,961	3,008	0
PIMCO RealEstateRealReturn Strategy Fund	143,962	31,912	(106,098)	(19,230)	23,552	74,098	0	0
PIMCO Total Return Fund	288,989	217,515	(252,312)	(15,346)	12,884	251,730	8,639	0
PIMCO TRENDS Managed Futures Strategy Fund	97,449	25,439	(63,155)	(3,126)	5,916	62,523	0	0
Totals	$2,866,558	$2,221,530	$(2,904,619)	$(142,953)	$119,066	$2,159,582	$80,357	$504

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$61,092	$18,363	$(14,846)	$(641)	$3,165	$67,133	$2,691	$0
PIMCO Emerging Markets Corporate Bond Fund	58,809	2,960	(8,238)	(1,037)	1,542	54,036	1,958	0
PIMCO Emerging Markets Local Currency and Bond Fund	128,517	23,245	(29,952)	(6,383)	12,286	127,713	4,666	0
PIMCO Short-Term Floating NAV Portfolio III	3,532	69,813	(65,300)	3	(4)	8,044	309	0
Totals	$251,950	$114,381	$(118,336)	$(8,058)	$16,989	$256,926	$9,624	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Preferred and Capital Securities Fund	$2,591	$95	$(639)	$17	$138	$2,202	$95	$0
PIMCO Short Asset Portfolio	35,767	1,453	0	0	371	37,591	1,431	0
PIMCO Short-Term Floating NAV Portfolio III	46,504	94,259	(133,700)	67	(53)	7,077	1,554	0
Totals	$84,862	$95,807	$(134,339)	$84	$456	$46,870	$3,080	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$104,608	$5,785	$(5,830)	$(752)	$1,024	$104,835	$5,772	$0
PIMCO Short-Term Floating NAV Portfolio III	5,221	267,051	(265,500)	7	0	6,779	133	0
Totals	$109,829	$272,837	$(271,330)	$(745)	$1,024	$111,614	$5,905	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Notes to Financial Statements (Cont.)

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$0	$56,267	$0	$0	$488	$56,755	$1,704	$0
PIMCO Total Return Fund	0	15,192	0	0	(48)	15,144	78	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$138,173	$5,618	$(1)	$0	$1,432	$145,222	$5,530	$0
PIMCO Diversified Income Fund	32,595	1,216	(7,001)	(251)	572	27,131	1,199	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	21,997	895	0	0	228	23,120	880	0
PIMCO Emerging Markets Local Currency and Bond Fund	30,300	1,231	0	0	314	31,845	1,213	0
PIMCO Extended Duration Fund	23,072	938	0	0	239	24,249	923	0
PIMCO Global Advantage® Strategy Bond Fund	221	7	(230)	(7)	9	0	7	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	562	19	(585)	(12)	16	0	18	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	644,350	26,197	0	0	6,678	677,225	25,787	0
PIMCO International Bond Fund (Unhedged)	623	19	(647)	(15)	20	0	20	0
PIMCO Long Duration Total Return Fund	63,004	2,562	0	0	653	66,219	2,521	0
PIMCO Low Duration Fund	209,808	8,530	0	0	2,174	220,512	8,397	0
PIMCO Low Duration Fund II	10,754	438	0	0	111	11,303	430	0
PIMCO Moderate Duration Fund	21,231	864	0	0	220	22,315	850	0
PIMCO RAE Fundamental Advantage PLUS Fund	0	28,221	(28,288)	67	0	0	286	0
PIMCO RAE PLUS EMG Fund	1,042	12,320	0	0	59	13,421	297	0
PIMCO RAE PLUS Fund	0	27,434	0	0	112	27,546	596	0
PIMCO RAE PLUS International Fund	0	10,338	0	0	40	10,378	216	0
PIMCO RAE PLUS Small Fund	0	7,514	0	0	31	7,545	163	0
PIMCO StocksPLUS® Absolute Return Fund	80,878	3,288	0	0	838	85,004	3,237	0
PIMCO StocksPLUS® Fund	0	80,082	0	0	327	80,409	1,739	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	83,705	3,403	0	0	867	87,975	3,350	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (Unhedged)	0	7,714	(1)	0	32	7,745	167	0
PIMCO StocksPLUS® Short Fund	0	8,942	0	0	37	8,979	194	0
PIMCO StocksPLUS® Small Fund	49,253	2,003	0	0	510	51,766	1,971	0
PIMCO Total Return Fund	2,080,021	84,566	0	0	21,557	2,186,144	83,243	0
PIMCO Total Return Fund II	17,286	703	0	0	179	18,168	692	0
PIMCO TRENDS Managed Futures Strategy Fund	792,948	30,961	(150,000)	(3,252)	11,174	681,831	30,548	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$8,160	$50,973	$(57,200)	$3	$(1)	$1,935	$472	$0
PIMCO California Municipal Intermediate Value Fund	1,537	10,946	(11,400)	2	(1)	1,084	46	0
PIMCO California Municipal Opportunistic Value Fund	21,243	69,893	(76,000)	9	(5)	15,140	684	0
PIMCO California Municipal Bond Fund	7,828	47,658	(50,426)	9	(7)	5,062	355	0
PIMCO California Short Duration Municipal Income Fund	5,832	71,121	(74,200)	4	(1)	2,756	319	0
PIMCO CommoditiesPLUS® Strategy Fund	27	1	0	0	0	28	1	0
PIMCO CommodityRealReturn Strategy Fund®	24,452	2,018,133	(2,003,101)	9	(3)	39,490	1,224	0
PIMCO Credit Opportunities Bond Fund	172	5	(100)	0	0	77	5	0
PIMCO Diversified Income Fund	314,709	935,905	(1,008,500)	135	11	242,260	12,458	0
PIMCO Dynamic Bond Fund	188	4	(100)	0	0	92	4	0
PIMCO Emerging Markets Bond Fund	2,664	1,237,827	(1,240,200)	(36)	(1)	254	1,422	0
PIMCO Emerging Markets Corporate Bond Fund	4,884	30,248	(31,970)	1	0	3,163	146	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	191	7	(100)	0	0	98	7	0
PIMCO Emerging Markets Local Currency and Bond Fund	15,116	1,135,907	(1,063,765)	45	12	87,315	1,955	0
PIMCO Extended Duration Fund	110	279,766	(277,801)	(2)	0	2,073	61	0
PIMCO Global Advantage® Strategy Bond Fund	2,843	102,619	(95,700)	5	2	9,769	412	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	102,838	751,890	(802,500)	103	(47)	52,284	5,259	0
PIMCO GNMA and Government Securities Fund	37,615	802,566	(761,870)	(17)	6	78,300	1,719	0
PIMCO High Yield Fund	15,405	12,102	(27,501)	(1)	6	11	202	0
PIMCO High Yield Municipal Bond Fund	122	1,414,810	(1,247,200)	23	46	167,801	4,740	0
PIMCO High Yield Spectrum Fund	129	6	0	0	0	135	5	0

Notes to Financial Statements (Cont.)

PIMCO Income Fund	6,104,323	36,897,223	(33,460,300)	296	4,143	9,545,685	291,233	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	720,339	8,800,948	(8,630,500)	533	395	891,715	47,601	0
PIMCO International Bond Fund (Unhedged)	34,343	332,700	(348,300)	19	1	18,763	1,488	0
PIMCO Investment Grade Credit Bond Fund	283,580	3,712,104	(3,732,600)	32	55	263,171	12,348	0
PIMCO Long Duration Total Return Fund	1,858	3,410,421	(3,258,700)	76	(2)	153,653	2,516	0
PIMCO Long-Term Credit Bond Fund	23,625	2,476,673	(2,473,700)	57	1	26,656	1,373	0
PIMCO Long-Term Real Return Fund	12,725	328,254	(336,501)	(4)	(1)	4,473	454	0
PIMCO Long-Term U.S. Government Fund	165	59,016	(59,000)	(8)	2	175	16	0
PIMCO Low Duration Credit Fund	1,957	91,542	(92,300)	2	1	1,202	242	0
PIMCO Low Duration Fund	150	6	0	0	0	156	6	0
PIMCO Low Duration Fund II	19	0	0	0	0	19	1	0
PIMCO Low Duration Income Fund	435,729	160,965	(596,700)	82	45	121	9,665	0
PIMCO Low Duration Opportunities Fund	150	6	0	0	0	156	6	0
PIMCO Moderate Duration Fund	192	6	(100)	(1)	1	98	6	0
PIMCO Mortgage Opportunities and Bond Fund	4,655	3,886,539	(3,866,400)	204	2	25,000	5,414	0
PIMCO Mortgage-Backed Securities Fund	19,824	111,979	(127,800)	24	(3)	4,024	377	0
PIMCO Municipal Bond Fund	59,918	856,439	(722,700)	54	(2)	193,709	5,279	0
PIMCO National Intermediate Municipal Bond Fund	26,570	174,178	(174,501)	12	(3)	26,256	1,364	0
PIMCO National Municipal Intermediate Value Fund	6,349	39,350	(36,600)	1	2	9,102	244	0
PIMCO National Municipal Opportunistic Value Fund	15,823	68,127	(74,900)	15	(11)	9,054	520	0
PIMCO New York Municipal Bond Fund	30,751	106,453	(116,800)	17	5	20,426	1,642	0
PIMCO Preferred and Capital Securities Fund	115,587	408,027	(449,400)	21	1	74,236	3,181	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,095	2,532	(3,515)	1	0	113	32	0
PIMCO RAE PLUS EMG Fund	125	4,798	(4,800)	0	0	123	38	0
PIMCO RAE PLUS Fund	45	15,312	(46)	0	7	15,318	202	0
PIMCO RAE PLUS International Fund	88	1,579	(1,500)	0	0	167	7	0
PIMCO RAE PLUS Small Fund	148	5,168	(600)	0	1	4,717	112	0
PIMCO RAE Worldwide Long/Short PLUS Fund	46,001	5,769	(26,300)	(360)	385	25,495	1,553	0
PIMCO Real Return Fund	67,967	2,125,066	(2,064,900)	7	11	128,151	1,586	0
PIMCO RealEstateRealReturn Strategy Fund	8,533	279,688	(270,360)	4	0	17,865	178	0
PIMCO Short Asset Investment Fund	67	3	0	0	0	70	3	0
PIMCO Short Duration Municipal Income Fund	44,414	191,748	(214,900)	2	7	21,271	1,235	0
PIMCO Short-Term Fund	123,450	3,597,791	(3,708,701)	(219)	(2)	12,319	2,191	0
PIMCO StocksPLUS® Absolute Return Fund	156	33,087	(5,000)	(1)	8	28,250	169	0
PIMCO StocksPLUS® Fund	0	108,793	(68,547)	11	20	40,277	1,599	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,536	82,451	(57,200)	11	14	26,812	835	0
PIMCO StocksPLUS® International Fund (Unhedged)	67	0	(68)	0	1	0	1	0
PIMCO StocksPLUS® Long Duration Fund	11,918	764,552	(759,900)	1	2	16,573	398	0
PIMCO StocksPLUS® Short Fund	186	4	(190)	1	(1)	0	3	0
PIMCO StocksPLUS® Small Fund	165	7	0	0	0	172	7	0
PIMCO Total Return Fund	1,056,345	7,349,645	(8,368,100)	1,961	(1,146)	38,705	24,218	0
PIMCO Total Return Fund II	28,189	93,865	(91,000)	16	9	31,079	1,046	0
PIMCO Total Return Fund IV	135	62,017	(49,200)	(1)	3	12,954	110	0
PIMCO TRENDS Managed Futures Strategy Fund	47	23,030	(23,000)	(4)	0	73	129	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2023 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2023	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2023	Dividend Income	Shares Held at 12/31/2023
Amsurg Equity	0	249,375	0	0	56,733	306,108	0	5,968,052
Clear Channel Outdoor Holdings, Inc.	$61,035	$0	$0	$0	$31,535	$92,570	$0	50,862,666
iHeartMedia, Inc. 'A'	35,209	0	0	0	(11,104)	24,105	0	9,028,024
iHeartMedia, Inc. 'B'	42,873	0	0	0	(13,522)	29,351	0	12,214,441
Neiman Marcus Group Ltd. LLC	142,132	0	0	0	(4,271)	137,861	0	919,864
Sierra Hamilton Holder LLC	2	0	0	0	0	2	0	15,369,768
Windstream Units	0	44,078	0	0	107,382	151,460	0	5,118,377

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FBF	Credit Suisse International	PER	Pershing LLC
BOM	Bank of Montreal	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOO	BoA Securities, Inc (Repo Only)	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BSN	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
CDC	Natixis Securities Americas LLC	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
CDI	Natixis Singapore	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
CEW	Canadian Imperial Bank of Commerce World Markets	MBC	HSBC Bank Plc	STR	State Street FICC Repo
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CLY	Crédit Agricole Corporate and Investment Bank	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank
CNH	Chinese Renminbi (Offshore)	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.	ULO	UBS AG London

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PHP	Philippine Peso
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
BRL	Brazilian Real	ILS	Israeli Shekel	RSD	Serbian Dinar
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peso	KES	Kenyan Schilling	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NGN	Nigerian Naira	UYU	Uruguayan Peso
DOP	Dominican Peso	NOK	Norwegian Krone	VND	Vietnamese Dong
EGP	Egyptian Pound	NZD	New Zealand Dollar	ZAR	South African Rand
EUR	Euro	PEN	Peruvian New Sol	ZMW	Zambian Kwacha
GBP	British Pound

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter
EUREX	Eurex Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEACWF	MSCI ACWI Index Future
BADLARPP	Argentina Badlar Floating Rate Notes	ERAUSLT	eRAFI U.S. Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	OMX	Stockholm 30 Index
BCOMAG	Bloomberg Agriculture Subindex	EUR001M	1 Month EUR Swap Rate	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EUR006M	6 Month EUR Swap Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMIN	Bloomberg Industrial Metals Subindex	EWFUEL	East-West Fuel Oil Spread (Platts)	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMTR	Bloomberg Commodity Index Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMTR1	Bloomberg Custom Commodity Index	FTSE/JSE	South African Performance Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	RBCAEC0T	Custom Commodity Forward Index
BOVESPA	Brazil Bovespa Index	GASOILCO	Gasoil vs Brent	RBCAECR1	Custom Commodity Forward Index
BRENT	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM	RBCAECT0	Custom Commodity Forward Index
CAC	Cotation Assistée en Continu	GSTHREPO	Goldman Sachs Buyback Basket	RU20INTR	Russell 2000 Total Return Index
CAONREPO	Canadian Overnight Repo Rate Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	S&P 500	Standard & Poor's 500 Index
CDX.EM	Credit Derivatives Index - Emerging Markets	HSCEI	Hang Seng China Enterprises Index	SIBCSORA	Singapore Overnight Rate Average
CDX.HY	Credit Derivatives Index - High Yield	IBEX 35	Spanish Continuous Exchange Index	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	SOFRRATE	Secured Overnight Financing Rate
CIXBSTR3	Custom Commodity Index	JETCO	NWE CIF Jet vs Brent	SONIA03M	Sterling Overnight Index Average 3 Month
CMBX	Commercial Mortgage-Backed Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC5	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABNIU5	J.P. Morgan Custom Commodity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
COF 11	Cost of Funds - 11th District of San Francisco	KOSPI	Korea Composite Stock Price Index	TOPIX	Tokyo Price Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	KOSPI2	Korea Stock Exchange KOSPI 200 Index	TSFR1M	Term SOFR 1-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR01M	1 Month USD-LIBOR	TSFR3M	Term SOFR 3-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0001M	ICE 1-Month USD LIBOR
DAX	Deutscher Aktien Index 30	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR

DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	VSTOXX	Euro Stoxx 50 Volatility Index
EAFE	Europe, Australasia, and Far East Stock Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange
ERADXULT	eRAFI International Large Strategy Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
AMBAC	American Municipal Bond Assurance Corp.	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

BAM	Build America Mutual Assurance	GNMA	Government National Mortgage Association	ST	State
CM	California Mortgage Insurance

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
AID	Agency International Development	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	JSC	Joint Stock Company	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	oz.	Ounce	WTI	West Texas Intermediate
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization